UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES
Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II
---------------------------------------------------------
(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210-2805
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(Address of principal executive offices) (Zip code)

MICHAEL J. LEARY, 601 CONGRESS STREET, BOSTON, MA 02210-2805
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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-4490
------------------

Date of fiscal year end: 8/31

Date of reporting period: 2/29/12

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared eight semiannual reports to shareholders for the period ended February 29, 2012. The first report applies to the Floating Rate Income Fund, the second report applies to the Natural Resources Fund, the third report applies to the Strategic Income Opportunities Fund, the fourth report applies to the Alternative Asset Allocation Fund, the fifth report applies to the U.S. Equity Fund, the sixth report applies to the Emerging Markets Fund, the seventh report applies to the 8 Lifecycle Portfolios and the eighth report applies to 66 of the Registrant’s funds.

MUTUAL FUNDS

John Hancock

Floating Rate Income Fund

Semiannual Report

2.29.12

A look at performance

Total returns for the period ended February 29, 2012

										SEC 30-day	SEC 30-day
	Average annual total returns (%)				Cumulative total returns (%)					yield (%)	yield (%)
	with maximum sales charge				with maximum sales charge					subsidized[1]	unsubsidized[1]

				Since					Since	as of	as of
	1-year	5-year	10-year	inception[2]	6-months	1-year	5-year	10-year	inception[2]	2-29-12	2-29-12

Class A	–0.42	—	—	4.31	3.83	–0.42	—	—	19.19	4.48	4.46

Class B	–2.95	—	—	3.90	1.65	–2.95	—	—	17.26	3.87	3.82

Class C	0.86	—	—	4.35	5.63	0.86	—	—	19.37	3.88	3.88

Class I3	2.95	—	—	5.47	7.24	2.95	—	—	24.81	5.02	5.01

Class R6[3,4]	3.08	—	—	5.50	7.26	3.08	—	—	24.94	5.02	4.73

Class 1[3]	3.00	—	—	5.50	7.17	3.00	—	—	24.98	5.07	5.07

Class NAV[3]	3.16	—	—	5.59	7.30	3.16	—	—	25.40	5.12	5.11

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 3%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I, Class R6, Class 1 and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 12-31-12 for Class A, Class B, Class C, Class I and Class R6 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For all other classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R6	Class 1	Class NAV
Net (%)	1.20	1.95	1.92	0.83	0.77*	0.77	0.72
Gross (%)	1.21	2.02	1.92	0.83	0.77*	0.77	0.72

* Expenses have been estimated for the Class’s first full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

6	Floating Rate Income Fund | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class B	1-2-08	$11,913	$11,726	$12,440

Class C5	1-2-08	11,937	11,937	12,440

Class I3	1-2-08	12,481	12,481	12,440

Class R6[3]	1-2-08	12,494	12,494	12,440

Class 1[3]	1-2-08	12,498	12,498	12,440

Class NAV[3]	1-2-08	12,540	12,540	12,440

S&P/LSTA Performing Loan Index is a subset of the S&P/LSTA Loan Index tracking returns in the loan market and capturing a broad cross-section of the U.S. loan market, including dollar-denominated, U.S.-syndicated loans to overseas issuers and excluding those in default.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 Unsubsidized yields reflect what the yields would have been without the effect of reimbursements and waivers.
2 From 1-2-08.
3 For certain types of investors, as described in the Fund’s prospectuses.
4 Class R6 shares were first offered on 9-1-11. The returns prior to that date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6.
5 No contingent deferred sales charge is applicable.

Semiannual report | Floating Rate Income Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2011 with the same investment held until February 29, 2012.

	Account value	Ending value	Expenses paid during
	on 9-1-11	on 2-29-12	period ended 2-29-12[1]

Class A	$1,000.00	$1,070.40	$6.18

Class B	1,000.00	1,066.50	10.02

Class C	1,000.00	1,066.30	10.02

Class I	1,000.00	1,072.40	4.33

Class R6	1,000.00	1,072.60	4.17

Class 1	1,000.00	1,071.70	3.97

Class NAV	1,000.00	1,073.00	3.71

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Floating Rate Income Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2011, with the same investment held until February 29, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value on	Expenses paid during
	on 9-1-11	2-29-12	period ended 2-29-12[1]

Class A	$1,000.00	$1,018.90	$6.02

Class B	1,000.00	1,015.20	9.77

Class C	1,000.00	1,015.20	9.77

Class I	1,000.00	1,020.70	4.22

Class R6	1,000.00	1,020.80	4.07

Class 1	1,000.00	1,021.00	3.87

Class NAV	1,000.00	1,021.30	3.62

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.20%, 1.95%, 1.95%, 0.84%, 0.81%, 0.77% and 0.72% for Class A, Class B, Class C, Class I, Class R6, Class 1 and Class NAV shares respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual report | Floating Rate Income Fund	9

Portfolio summary

Top 10 Issuers (17.8% of Net Assets on 2-29-12) [1,2]

Caesars Entertainment Operating		First Data Corp.	1.6%
Company, Inc.	2.9%
		Intelsat Jackson Holdings SA	1.5%
Univision Communications, Inc.	2.5%
		Cengage Learning Acquisitions, Inc.	1.4%
Reynolds Group Holdings, Inc.	1.9%
		Pharmaceutical Product
Texas Competitive Electric		Development, Inc.	1.4%
Holdings Company LLC	1.7%
		International Lease Finance Corp.	1.3%
Del Monte Corp.	1.6%

Sector Composition[1,3]

Consumer Discretionary	25.9%	Information Technology	5.6%

Health Care	17.5%	Telecommunication Services	5.4%

Industrials	11.1%	Utilities	4.8%

Financials	7.7%	Energy	3.5%

Materials	7.0%	Short-Term Investments & Other	4.6%

Consumer Staples	6.9%

Quality Composition[1,4]

BBB	2.3%	Equity	1.4%

BB	35.9%	Not Rated	9.4%

B	42.3%	Short-Term Investments & Other	4.6%

CCC & Below	4.1%

1 As a percentage of net assets on 2-29-12.

2 Cash and cash equivalents not included.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

4 Ratings are from Moody’s Investor Services, Inc. If not available, we have used S&P ratings. In the absence of ratings from these agencies, we have used Fitch, Inc. ratings. “Not Rated” securities are those with no ratings available from these agencies. All are as of 2-29-12 and do not reflect subsequent downgrades or upgrades, if any.

10	Floating Rate Income Fund | Semiannual report

Fund’s investments

As of 2-29-12 (unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Term Loans (M) 84.78%			$2,021,862,829

(Cost $2,030,712,455)

Consumer Discretionary 23.91%				570,305,258

Auto Components 1.27%

Allison Transmission, Inc.	2.750	08-07-14	$25,639,698	25,351,124

UCI International, Inc.	5.500	07-26-17	4,950,000	4,962,375

Diversified Consumer Services 1.40%

Cengage Learning Acquisitions, Inc.	2.490	07-03-14	36,147,286	33,451,313

Hotels, Restaurants & Leisure 7.27%

Caesars Entertainment Operating
Company, Inc.	3.244	01-28-15	47,369,753	44,349,932

Caesars Entertainment Operating
Company, Inc.	9.500	10-31-16	23,046,128	23,749,035

CCM Merger, Inc.	7.000	03-01-17	21,224,397	21,204,510

Denny’s Corp.	5.250	09-30-16	5,940,000	5,932,575

DineEquity, Inc.	4.281	10-19-17	13,476,565	13,453,991

Golden Nugget, Inc.	3.250	06-30-14	1,725,661	1,614,930

Las Vegas Sands LLC	2.750	11-23-16	26,488,842	25,690,495

Morton’s Restaurant Group, Inc.	8.750	02-01-17	14,250,000	14,107,500

QCE LLC	9.000	01-24-17	16,334,793	13,884,574

Wynn Las Vegas LLC	3.250	08-17-15	9,500,000	9,412,914

Leisure Equipment & Products 0.35%

Amscan Holdings, Inc.	6.750	12-04-17	8,305,496	8,286,725

Media 9.82%

Acosta, Inc.	4.750	03-01-18	12,262,950	12,155,649

Advantage Sales & Marketing LLC	5.250	12-17-17	12,829,763	12,776,301

AMC Entertainment, Inc.	3.494	12-15-16	12,826,226	12,582,527

Bresnan Broadband Holdings LLC	4.500	12-14-17	6,908,132	6,887,981

Carmike Cinemas, Inc.	5.500	01-27-16	10,285,849	10,306,421

Charter Communications Operating LLC	2.244	03-06-14	165,797	165,412

Charter Communications Operating LLC	3.830	09-06-16	16,970,401	16,836,946

Entercom Radio LLC	6.266	11-23-18	12,300,000	12,196,225

Getty Images, Inc.	5.250	07-02-15	7,845,512	7,884,739

Kabel Deutschland GmbH	4.250	02-01-19	3,000,000	2,991,564

Newsday LLC	10.500	08-01-13	2,000,000	2,056,666

Nielsen Finance LLC	3.507	05-02-16	12,019,830	12,019,830

Regal Cinemas Corp.	3.579	08-23-17	6,172,575	6,141,713

Sinclair Television Group, Inc.	4.000	10-29-16	9,775,016	9,713,922

See notes to financial statements	Semiannual report | Floating Rate Income Fund	11

		Maturity
	Rate (%)	date	Par value	Value
Media (continued)

Tribune Company (H)	—	06-07-12	$2,462,857	$1,576,229

Tribune Company (H)	—	06-04-14	10,000,000	6,506,250

TWCC Holding Corp.	4.250	02-13-17	16,897,374	16,918,495

Univision Communications, Inc.	4.494	03-31-17	56,126,618	52,221,160

UPC Financing Partnership	4.750	12-29-17	3,500,000	3,494,166

Visant Corp.	5.250	12-22-16	29,929,694	28,657,682

Multiline Retail 2.29%

Michaels Stores, Inc.	5.125	07-29-16	25,317,172	25,166,864

Savers, Inc.	4.250	03-03-17	894,898	894,003

The Neiman Marcus Group, Inc.	4.750	05-16-18	28,917,494	28,659,781

Specialty Retail 1.51%

Gymboree Corp.	5.000	02-23-18	22,121,622	20,849,629

Petco Animal Supplies, Inc.	4.500	11-24-17	15,271,944	15,193,110

Consumer Staples 6.60%				157,489,461

Food & Staples Retailing 0.69%

Dunkin’ Brands, Inc.	4.003	11-23-17	8,765,644	8,738,085

Michael Foods, Inc.	4.250	02-23-18	7,871,973	7,852,293

Food Products 3.23%

Brickman Group Holdings, Inc.	7.250	10-14-16	4,445,050	4,437,640

Del Monte Corp.	4.500	03-08-18	39,103,500	38,471,314

Dole Food Company, Inc.	5.029	07-06-18	8,407,750	8,443,651

Dole Food Company, Inc.	5.043	07-06-18	4,527,250	4,546,581

WM Bolthouse Farms, Inc.	5.506	02-11-16	2,674,070	2,674,070

WM Bolthouse Farms, Inc.	9.500	08-11-16	18,500,000	18,500,000

Household Products 1.94%

Reynolds Consumer Products Holdings, Inc.	6.500	02-09-18	31,418,294	31,725,942

Reynolds Group Holdings, Inc.	6.500	08-09-18	7,894,359	7,971,661

Spectrum Brands Holdings, Inc.	5.002	06-17-16	6,498,303	6,502,942

Personal Products 0.74%

NBTY, Inc.	4.250	10-02-17	17,647,341	17,625,282

Energy 2.66%				63,380,816

Energy Equipment & Services 1.49%

Hercules Offshore, Inc.	7.500	07-11-13	26,048,540	25,871,775

Invenergy Wind LLC	9.000	11-21-17	9,800,000	9,604,000

Oil, Gas & Consumable Fuels 1.17%

Frac Tech International LLC	6.250	05-06-16	15,341,774	15,248,634

SunCoke Energy, Inc.	4.000	07-26-18	12,688,128	12,656,407

Financials 5.56%				132,689,467

Capital Markets 0.16%

Affinion Group, Inc.	5.000	10-10-16	4,114,517	3,847,073

Diversified Financial Services 3.38%

BLB Management Services, Inc.	8.500	11-05-15	10,728,352	10,731,571

Husky Injection Molding Systems Ltd.	6.500	06-29-18	21,890,000	22,090,666

Mercury Payment Systems	6.500	07-03-17	10,945,000	10,945,000

12	Floating Rate Income Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Diversified Financial Services (continued)

RPI Finance Trust	4.000	05-10-18	$13,432,500	$13,398,919

Star West Generation LLC	6.000	05-17-18	23,838,975	23,540,988

Insurance 1.20%

Asurion Corp.	5.500	05-24-18	22,058,606	21,972,820

Asurion Corp.	9.000	05-24-19	6,500,000	6,609,688

Real Estate Management & Development 0.82%

Realogy Corp.	4.526	10-10-13	2,185,084	2,023,479

Realogy Corp.	4.770	10-10-16	18,929,231	17,529,263

Health Care 17.45%				416,156,850

Biotechnology 0.50%

Medpace, Inc.	6.500	06-16-17	12,338,000	11,844,480

Health Care Equipment & Supplies 2.00%

Bausch & Lomb, Inc.	3.494	04-24-15	1,427,809	1,420,471

Bausch & Lomb, Inc.	3.756	04-24-15	8,786,542	8,741,388

Convatec, Inc.	5.750	12-22-16	15,110,433	15,030,166

Immucor, Inc.	7.250	08-17-18	9,975,000	10,033,184

Kinetic Concepts, Inc.	7.000	05-04-18	12,157,250	12,359,145

Health Care Providers & Services 10.62%

Alliance HealthCare Services, Inc.	7.250	06-01-16	3,674,856	3,270,621

Catalent Pharma Solutions, Inc. (T)	—	09-15-17	10,000,000	9,900,000

Catalent Pharma Solutions, Inc.	4.244	04-10-14	3,742,259	3,695,481

Community Health Systems, Inc.	2.997	07-25-14	28,163,393	27,775,977

Community Health Systems, Inc.	3.250	07-25-14	1,443,367	1,423,512

CRC Health Corp.	5.079	11-16-15	29,962,732	26,816,645

DaVita, Inc.	4.500	10-20-16	7,443,609	7,460,357

Emergency Medical Services Corp.	5.250	05-25-18	32,078,485	31,966,211

Hanger Orthopedic Group, Inc.	4.014	12-01-16	18,641,162	18,392,620

HCA, Inc.	2.494	11-15-13	19,207,967	19,090,318

IASIS Healthcare Corp.	5.000	05-03-18	16,169,521	16,028,038

InVentiv Health, Inc.	6.500	08-04-16	7,950,000	7,651,875

inVentiv Health, Inc.	6.750	05-15-18	12,409,981	12,006,657

Multiplan, Inc.	4.750	08-26-17	19,146,148	18,699,411

National Healing Corp.	8.250	11-30-17	11,900,000	11,513,250

National Mentor Holdings, Inc.	7.000	02-09-17	12,902,500	12,692,834

Universal Health Services, Inc.	3.750	11-15-16	14,590,000	14,535,287

Vanguard Health Holding Company I LLC	5.000	01-29-16	10,450,148	10,430,554

Health Care Technology 0.36%

MedAssets, Inc.	5.250	11-16-16	8,699,181	8,696,467

Life Sciences Tools & Services 1.35%

Pharmaceutical Product Development, Inc.	6.250	12-05-18	31,800,000	32,095,295

Pharmaceuticals 2.62%

Capsugel Holdings US, Inc.	5.250	08-01-18	18,462,500	18,560,591

Quintiles Transnational Corp.	5.000	06-08-18	22,397,500	22,257,516

Warner Chilcott Company LLC	4.250	03-15-18	21,807,600	21,768,499

See notes to financial statements	Semiannual report | Floating Rate Income Fund	13

		Maturity
	Rate (%)	date	Par value	Value
Industrials 9.56%				$227,860,064

Aerospace & Defense 1.77%

DAE Aviation Holdings, Inc.	5.560	07-31-14	$17,355,093	17,138,154

Delos Aircraft, Inc.	7.000	03-17-16	21,200,385	21,215,394

TransDigm, Inc.	4.000	02-14-17	3,942,563	3,940,075

Airlines 0.74%

Delta Air Lines, Inc.	5.500	04-20-17	18,115,000	17,662,125

Building Products 0.01%

Goodman Global, Inc.	5.750	10-28-16	167,102	167,907

Commercial Services & Supplies 3.09%

ARAMARK Corp.	2.170	01-27-14	64,096	63,549

ARAMARK Corp.	2.454	01-27-14	1,171,857	1,161,847

ARAMARK Corp.	3.545	07-26-16	267,979	265,857

ARAMARK Corp.	3.829	07-26-16	4,074,825	4,042,565

Brand Energy & Infrastructure Services, Inc.	2.875	02-07-14	2,484,636	2,242,384

Flying Fortress, Inc.	5.000	02-23-17	22,000,000	21,910,636

International Lease Finance Corp.	6.750	03-17-15	6,409,615	6,424,678

Language Line LLC	6.250	06-20-16	7,631,619	7,631,619

US Investigations Services, Inc.	2.996	02-21-15	10,581,477	9,946,588

US Investigations Services, Inc.	7.750	02-20-15	5,577,029	5,580,515

Waste Industries USA, Inc.	4.750	03-17-17	14,391,250	14,355,272

Industrial Conglomerates 0.02%

Tomkins LLC	4.250	09-29-16	320,615	320,535

Machinery 0.90%

Intelligrated, Inc.	7.500	02-16-17	11,400,000	11,314,500

Schaeffler AG (T)	—	02-28-17	10,200,000	10,212,750

Professional Services 0.90%

Fenwal, Inc.	2.739	02-28-14	22,148,946	21,539,850

Road & Rail 1.70%

Avis Budget Car Rental LLC	6.250	09-21-18	6,483,750	6,548,588

RailAmerica, Inc. (T)	—	02-27-19	14,000,000	13,965,000

The Hertz Corp.	3.750	03-09-18	20,099,045	20,023,674

Trading Companies & Distributors 0.43%

BakerCorp International, Inc.	5.000	06-01-18	10,198,750	10,186,002

Information Technology 5.48%				130,619,688

Electronic Equipment, Instruments & Components 1.00%

Datatel, Inc.	6.250	07-13-18	13,750,000	13,913,281

Sensus USA, Inc.	4.750	05-09-17	5,955,000	5,962,444

Sensus USA, Inc.	8.500	05-09-18	4,000,000	3,980,000

IT Services 0.34%

Global Cash Access, Inc.	7.000	03-01-16	5,441,071	5,438,802

SRA International, Inc.	6.525	07-20-18	2,645,478	2,607,449

Semiconductors & Semiconductor Equipment 1.67%

Freescale Semiconductor, Inc. (T)	—	03-15-19	8,000,000	7,920,000

Freescale Semiconductor, Inc.	4.518	12-01-16	19,679,870	19,094,394

NXP Funding LLC	5.500	03-03-17	12,967,500	12,902,663

14	Floating Rate Income Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Software 2.47%

Eagle Parent, Inc.	5.000	05-16-18	$6,456,825	$6,339,795

First Data Corp.	2.995	09-24-14	9,389,846	8,971,998

First Data Corp.	4.245	03-23-18	27,355,611	24,517,466

Sungard Data Systems, Inc.	4.058	02-26-16	19,027,203	18,971,396

Materials 5.18%				123,441,917

Chemicals 1.08%

Ashland, Inc.	3.750	08-23-18	3,987,857	4,000,997

Norit NV	6.750	07-07-17	12,468,750	12,312,891

OM Group, Inc.	5.750	08-02-17	6,733,125	6,762,582

Tronox, Inc.	4.250	02-08-18	2,750,000	2,749,313

Containers & Packaging 0.18%

NPC International, Inc.	6.750	12-28-18	4,250,000	4,287,188

Metals & Mining 3.02%

Fairmount Minerals Ltd.	5.250	03-10-17	27,270,000	27,360,891

Global Brass and Copper, Inc.	10.251	08-18-15	7,895,238	7,934,714

Novelis, Inc.	4.000	03-10-17	27,277,111	27,140,726

Walter Energy, Inc.	4.000	04-01-18	9,498,447	9,454,345

Paper & Forest Products 0.90%

Exopack LLC	6.500	05-31-17	21,492,000	21,438,270

Telecommunication Services 4.51%				107,605,253

Diversified Telecommunication Services 3.13%

Crown Castle International Corp.	4.000	01-31-19	19,593,300	19,491,826

Intelsat Jackson Holdings SA	5.250	04-02-18	34,733,703	34,777,120

Level 3 Financing, Inc.	2.734	03-13-14	20,000,000	19,681,260

Telesat Canada	3.250	10-31-14	801,628	799,374

Wireless Telecommunication Services 1.38%

MetroPCS Wireless, Inc.	4.015	03-16-18	10,421,184	10,336,512

MetroPCS Wireless, Inc.	4.112	11-03-16	6,617,522	6,543,075

Syniverse Holdings, Inc.	5.250	12-21-17	1,478,772	1,482,099

Vodafone Group PLC	6.250	07-11-16	14,530,313	14,493,987

Utilities 3.87%				92,314,055

Electric Utilities 1.83%

EquiPower Resources Corp.	5.750	01-28-18	6,745,591	6,340,856

Texas Competitive Electric Holdings
Company LLC	4.757	10-10-17	67,177,435	37,414,070

Independent Power Producers & Energy Traders 2.04%

Dynegy Power LLC	9.250	08-04-16	19,210,000	19,719,065

GenOn Energy, Inc.	6.000	12-01-17	11,109,375	10,939,957

NRG Energy, Inc.	4.000	07-02-18	6,467,500	6,441,449

The AES Corp.	4.250	05-27-18	11,456,275	11,458,658

See notes to financial statements	Semiannual report | Floating Rate Income Fund	15

		Maturity
	Rate (%)	date	Par value	Value
Corporate Bonds 9.21%				$219,556,121

(Cost $213,570,980)

Consumer Discretionary 1.98%				47,296,272

Automobiles 0.51%

Ford Motor Credit Company LLC	5.000	05-15-18	$11,500,000	12,123,507

Hotels, Restaurants & Leisure 0.07%

Caesars Entertainment Operating
Company, Inc.	11.250	06-01-17	1,500,000	1,642,500

Media 1.40%

CCO Holdings LLC	7.000	01-15-19	6,000,000	6,480,000

CCO Holdings LLC	7.875	04-30-18	2,970,000	3,244,725

CCO Holdings LLC	8.125	04-30-20	2,300,000	2,576,000

Nara Cable Funding, Ltd. (S)	8.875	12-01-18	5,260,000	5,128,500

Univision Communications, Inc. (S)	6.875	05-15-19	2,500,000	2,550,000

Univision Communications, Inc. (S)	7.875	11-01-20	4,720,000	5,026,800

WPP Finance 2010 (S)	4.750	11-21-21	8,000,000	8,524,240

Consumer Staples 0.29%				6,862,600

Household Products 0.25%

Reynolds Group Issuer, Inc. (S)	7.875	08-15-19	5,370,000	5,880,150

Tobacco 0.04%

Alliance One International, Inc.	10.000	07-15-16	980,000	982,450

Energy 0.87%				20,631,707

Energy Equipment & Services 0.15%

Hercules Offshore, Inc. (S)	10.500	10-15-17	3,461,000	3,573,483

Oil, Gas & Consumable Fuels 0.72%

Arch Coal, Inc. (S)	7.000	06-15-19	5,750,000	5,750,000

Chesapeake Energy Corp.	6.125	02-15-21	6,980,000	7,075,974

Chesapeake Energy Corp.	6.625	08-15-20	4,050,000	4,232,250

Financials 1.40%				33,370,629

Consumer Finance 0.67%

SLM Corp.	7.250	01-25-22	3,500,000	3,695,829

SLM Corp.	8.000	03-25-20	11,100,000	12,210,000

Diversified Financial Services 0.45%

Bank of America Corp.	6.500	08-01-16	10,000,000	10,810,600

Real Estate Management & Development 0.28%

Realogy Corp. (S)	7.875	02-15-19	6,860,000	6,654,200

Industrials 1.55%				36,929,860

Airlines 0.30%

Continental Airlines 1997-4 Class A Pass
Through Trust	6.900	01-02-18	944,731	1,006,139

Continental Airlines 1999-1 Class A Pass
Through Trust	6.545	02-02-19	286,948	307,752

Continental Airlines 2009-2 Class B Pass
Through Trust	9.250	05-10-17	2,095,564	2,221,296

UAL 2009-2A Pass Through Trust	9.750	01-15-17	3,197,614	3,661,268

16	Floating Rate Income Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Commercial Services & Supplies 0.16%

International Lease Finance Corp. (S)	7.125	09-01-18	$3,300,000	$3,696,000

Marine 0.72%

Horizon Lines LLC (S)	11.000	10-15-16	17,350,000	17,176,500

Road & Rail 0.37%

RailAmerica, Inc.	9.250	07-01-17	7,947,000	8,860,905

Information Technology 0.14%				3,428,138

Software 0.14%

First Data Corp. (S)	7.375	06-15-19	3,390,000	3,428,138

Materials 1.17%				27,857,685

Chemicals 0.59%

Georgia Gulf Corp. (S)	9.000	01-15-17	5,000,000	5,587,500

Lyondell Chemical Company	8.000	11-01-17	1,765,000	1,972,388

Lyondell Chemical Company	11.000	05-01-18	5,854,456	6,417,947

Metals & Mining 0.20%

Midwest Vanadium Pty, Ltd. (S)	11.500	02-15-18	7,000,000	4,795,000

Paper & Forest Products 0.38%

Appleton Papers, Inc. (S)	10.500	06-15-15	5,160,000	5,276,100

NewPage Corp. (H)	11.375	12-31-14	5,500,000	3,313,750

Verso Paper Holdings LLC	8.750	02-01-19	1,000,000	495,000

Telecommunication Services 0.93%				22,108,750

Diversified Telecommunication Services 0.72%

Wind Acquisition Finance SA (S)	7.250	02-15-18	17,650,000	17,208,750

Wireless Telecommunication Services 0.21%

Sprint Nextel Corp.	8.375	08-15-17	5,000,000	4,900,000

Utilities 0.88%				21,070,480

Electric Utilities 0.14%

Texas Competitive Electric Holdings
Company LLC (S)	11.500	10-01-20	4,940,000	3,334,500

Independent Power Producers & Energy Traders 0.74%

Calpine Construction Finance Company LP (S)	8.000	06-01-16	7,000,000	7,612,500

Calpine Corp. (S)	7.250	10-15-17	8,508,000	9,018,480

Calpine Corp. (S)	7.875	07-31-20	1,000,000	1,105,000

			Shares	Value
Common Stocks 0.64%				$15,237,117

(Cost $5,291,156)

Consumer Discretionary 0.05%				1,073,010

Hotels, Restaurants & Leisure 0.05%

Tropicana Entertainment, Inc. (I)			72,338	1,073,010

Materials 0.59%				14,164,107

Chemicals 0.59%

Georgia Gulf Corp. (I)			74,111	2,390,821

LyondellBasell Industries NV, Class A			272,656	11,773,286

See notes to financial statements	Semiannual report | Floating Rate Income Fund	17

	Shares	Value
Preferred Securities 0.77%		$18,367,663

(Cost $18,841,250)

Financials 0.77%		18,367,663

Diversified Financial Services 0.77%

Citigroup Capital XII (8.500% to 3-30-15, then 3 month LIBOR + 5.870%)	260,450	6,787,327

GMAC Capital Trust I (8.125% to 2-15-16, then 3 month LIBOR + 5.785%)	493,200	11,580,336

	Par value	Value
Short-Term Investments 4.51%		$107,684,012

(Cost $107,684,012)

Repurchase Agreement 4.51%		107,684,012
Deutsche Bank Repurchase Agreement dated 2-29-12 at 0.160% to be repurchased at $79,900,355 on 3-1-12, collateralized by $62,920,000
U.S. Treasury Inflation Protected Securities, 3.000% due 7-15-12 (valued
at $81,498,011, including interest)	$79,900,000	79,900,000

Repurchase Agreement with State Street Corp. dated 2-29-12 at 0.010% to be repurchased at $27,784,020 on 3-1-12, collateralized by $28,340,000
U.S. Treasury Bills, 0.010% due 3-8-12 (valued at $28,338,300,
including interest)	27,784,012	27,784,012

Total investments (Cost $2,376,099,853)† 99.91%	$2,382,707,742

Other assets and liabilities, net 0.09%		$2,261,505

Total net assets 100.00%	$2,384,969,247

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

LIBOR London Interbank Offered Rate.

(H) Non-income producing — Issuer is in default.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(T) A portion of this position represents unsettled loan commitment at period end where the coupon rate will be determined at time of settlement.

† At 2-29-12, the aggregate cost of investment securities for federal income tax purposes was $2,378,898,185. Net unrealized appreciation aggregated $3,809,557, of which $40,481,558 related to appreciated investment securities and $36,672,001 related to depreciated investment securities.

18	Floating Rate Income Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-29-12 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $2,376,099,853)	$2,382,707,742
Cash	7,335,712
Receivable for investments sold	60,029,936
Receivable for fund shares sold	3,331,374
Dividends and interest receivable	30,499,087
Other receivables and prepaid expenses	97,829
Total assets	2,484,001,680

Liabilities

Payable for investments purchased	92,888,133
Payable for fund shares repurchased	5,462,487
Distributions payable	386,818
Payable to affiliates
Accounting and legal services fees	28,217
Transfer agent fees	115,828
Trustees’ fees	802
Management fees	10,155
Other liabilities and accrued expenses	139,993

Total liabilities	99,032,433

Net assets

Paid-in capital	$2,375,935,553
Undistributed net investment income	3,178,177
Accumulated net realized loss on investments	(752,372)
Net unrealized appreciation (depreciation) on investments	6,607,889

Net assets	$2,384,969,247

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($337,838,477 ÷ 36,190,012 shares)	$9.34
Class B ($22,481,240 ÷ 2,407,411 shares)[1]	$9.34
Class C ($181,663,242 ÷ 19,379,485 shares)[1]	$9.37
Class I ($243,454,440 ÷ 26,089,304 shares)	$9.33
Class R6 ($4,984,299 ÷ 533,832 shares)	$9.34
Class 1 ($718,244 ÷ 77,032 shares)	$9.32
Class NAV ($1,593,829,305 ÷ 170,716,029 shares)	$9.34

Maximum offering price per share

Class A (net asset value per share ÷ 97%)[2]	$9.62

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Floating Rate Income Fund	19

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the six-month period ended 2-29-12
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$70,584,236
Dividends	2,614,973
Securities lending	33,535
Less foreign taxes withheld	(275,601)

Total investment income	72,957,143

Expenses

Investment management fees	7,924,428
Distribution and service fees	1,560,880
Accounting and legal services fees	184,274
Transfer agent fees	763,164
Trustees’ fees	11,089
State registration fees	83,692
Printing and postage	31,748
Professional fees	44,519
Custodian fees	146,130
Registration and filing fees	28,354
Other	16,556

Total expenses before reductions and amounts recaptured	10,794,834
Net expense reductions and amounts recaptured	(210,575)

Net expenses	10,584,259

Net investment income	62,372,884

Realized and unrealized gain (loss)

Net realized gain on
Investments in unaffiliated issuers	3,834,699
Investments in affiliated issuers	2,416
Capital gain distributions received from affiliated underlying funds	10
3,837,125
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	94,605,599
94,605,599
Net realized and unrealized gain	98,442,724

Increase in net assets from operations	$160,815,608

20	Floating Rate Income Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	2-29-12	ended
	(Unaudited)	8-31-11

Increase (decrease) in net assets

From operations
Net investment income	$62,372,884	$100,002,011
Net realized gain	3,837,125	45,958,716
Change in net unrealized appreciation (depreciation)	94,605,599	(116,239,103)

Increase in net assets resulting from operations	160,815,608	29,721,624

Distributions to shareholders
From net investment income
Class A	(8,645,158)	(20,843,521)
Class B	(423,986)	(614,319)
Class C	(3,657,199)	(6,353,147)
Class I	(5,560,416)	(8,812,198)
Class R6	(95,699)	—
Class 1	(7,146)	(6,426)
Class NAV	(40,237,951)	(65,661,308)
From net realized gain
Class A	(4,555,363)	(9,189,596)
Class B	(271,025)	(301,900)
Class C	(2,328,449)	(3,109,546)
Class I	(2,822,399)	(2,717,408)
Class R6	(63,247)	—
Class 1	(3,468)	(3,165)
Class NAV	(19,790,864)	(30,510,487)

Total distributions	(88,462,370)	(148,123,021)

From Fund share transactions	(11,938,652)	867,131,039

Total increase	60,414,586	748,729,642

Net assets

Beginning of period	2,324,554,661	1,575,825,019

End of period	$2,384,969,247	$2,324,554,661
Undistributed (accumulated distributions in excess of)
net investment income	$3,178,177	($567,152)

See notes to financial statements	Semiannual report | Floating Rate Income Fund	21

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	2-29-12[1]	8-31-11	8-31-10	8-31-09	8-31-08[2]

Per share operating performance

Net asset value, beginning of period	$9.05	$9.43	$9.13	$9.79	$10.00
Net investment income[3]	0.23	0.44	0.52	0.56	0.37
Net realized and unrealized gain (loss) on investments	0.40	(0.08)	0.33	(0.66)	(0.25)
Total from investment operations	0.63	0.36	0.85	(0.10)	0.12
Less distributions
From net investment income	(0.22)	(0.48)	(0.55)	(0.56)	(0.33)
From net realized gain	(0.12)	(0.26)	—	—[4]	—
Total distributions	(0.34)	(0.74)	(0.55)	(0.56)	(0.33)
Net asset value, end of period	$9.34	$9.05	$9.43	$9.13	$9.79
Total return (%)[5,6]	7.04[7]	3.66	9.47	(0.07)	1.23[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$338	$414	$267	$110	$11
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.27[8]	1.21	1.20	1.23	1.52[8]
Expenses including reductions and amounts recaptured	1.20[8]	1.20[9]	1.20[9]	1.20	1.18[8]
Net investment income	5.08[8]	4.64	5.58	6.16	5.70[8]
Portfolio turnover (%)	22	80	57	36	11

1 Semiannual period from 9-1-11 to 2-29-12. Unaudited.
2 The inception date for Class A shares is 1-2-08.
3 Based on the average daily shares outstanding.
4 Less than ($0.005) per share.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Does not reflect the effect of sales charges, if any.
7 Not annualized.
8 Annualized.
9 Includes the impact of expense recapture which amounted to less than 0.005% of average net assets for the period ended 8-31-11 and 0.01% of average net assts for the period ended 8-31-10. See Note 4.

22	Floating Rate Income Fund | Semiannual report	See notes to financial statements

CLASS B SHARES Period ended	2-29-12[1]	8-31-11	8-31-10	8-31-09	8-31-08[2]

Per share operating performance

Net asset value, beginning of period	$9.05	$9.42	$9.13	$9.79	$10.00
Net investment income[3]	0.20	0.37	0.45	0.49	0.31
Net realized and unrealized gain (loss) on investments	0.39	(0.07)	0.32	(0.65)	(0.24)
Total from investment operations	0.59	0.30	0.77	(0.16)	0.07
Less distributions
From net investment income	(0.18)	(0.41)	(0.48)	(0.50)	(0.28)
From net realized gain	(0.12)	(0.26)	—	—[4]	—
Total distributions	(0.30)	(0.67)	(0.48)	(0.50)	(0.28)
Net asset value, end of period	$9.34	$9.05	$9.42	$9.13	$9.79
Total return (%)[5,6]	6.65[7]	2.99	8.52	(0.80)	0.76[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$22	$21	$9	$3	$1
Ratios (as a percentage of average net assets):
Expense before reductions and amounts recaptured	2.04[8]	2.02	2.08	3.86	4.76[8]
Expenses including reductions and amounts recaptured	1.95[8]	1.95[9]	1.95[9]	1.95	1.93[8]
Net investment income	4.33[8]	3.85	4.77	5.53	4.78[8]
Portfolio turnover (%)	22	80	57	36	11

1 Semiannual period from 9-1-11 to 2-29-12. Unaudited.
2 The inception date for Class B shares is 1-2-08.
3 Based on the average daily shares outstanding.
4 Less than ($0.005) per share.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Does not reflect the effect of sales charges, if any.
7 Not annualized.
8 Annualized.
9 Includes the impact of expense recapture which amounted to less than 0.005% of average net assets. See Note 4.

CLASS C SHARES Period ended	2-29-12[1]	8-31-11	8-31-10	8-31-09	8-31-08[2]

Per share operating performance

Net asset value, beginning of period	$9.08	$9.46	$9.16	$9.80	$10.00
Net investment income[3]	0.20	0.37	0.45	0.47	0.32
Net realized and unrealized gain (loss) on investments	0.39	(0.08)	0.33	(0.62)	(0.24)
Total from investment operations	0.59	0.29	0.78	(0.15)	0.08
Less distributions
From net investment income	(0.18)	(0.41)	(0.48)	(0.49)	(0.28)
From net realized gain	(0.12)	(0.26)	—	—[4]	—
Total distributions	(0.30)	(0.67)	(0.48)	(0.49)	(0.28)
Net asset value, end of period	$9.37	$9.08	$9.46	$9.16	$9.80
Total return (%)[5,6]	6.63[7]	2.92	8.65	(0.69)	0.81[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$182	$186	$95	$23	$2
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.97[8]	1.92	1.91	2.09	2.32[8]
Expenses including reductions and amounts recaptured	1.95[8]	1.92	1.93[9]	1.95	1.95[8]
Net investment income	4.34[8]	3.90	4.77	5.39	4.96[8]
Portfolio turnover (%)	22	80	57	36	11

1 Semiannual period from 9-1-11 to 2-29-12. Unaudited.
2 The inception date for Class C shares is 1-2-08.
3 Based on the average daily shares outstanding.
4 Less than ($0.005) per share.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Does not reflect the effect of sales charges, if any.
7 Not annualized.
8 Annualized.
9 Includes the impact of expense recapture which amounted to 0.02% of average net assets. See Note 4.

See notes to financial statements	Semiannual report | Floating Rate Income Fund	23

CLASS I SHARES Period ended	2-29-12[1]	8-31-11	8-31-10	8-31-09	8-31-08[2]

Per share operating performance

Net asset value, beginning of period	$9.04	$9.42	$9.12	$9.79	$10.00
Net investment income[3]	0.25	0.47	0.56	0.60	0.37
Net realized and unrealized gain (loss) on investments	0.39	(0.07)	0.32	(0.68)	(0.22)
Total from investment operations	0.64	0.40	0.88	(0.08)	0.15
Less distributions
From net investment income	(0.23)	(0.52)	(0.58)	(0.59)	(0.36)
From net realized gain	(0.12)	(0.26)	—	—[4]	—
Total distributions	(0.35)	(0.78)	(0.58)	(0.59)	(0.36)
Net asset value, end of period	$9.33	$9.04	$9.42	$9.12	$9.79
Total return (%)[5]	7.24[6]	4.08	9.88	0.25	1.52[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$243	$191	$86	$40	$1
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	0.85[7]	0.80	0.81	0.95	4.48[7]
Expenses including reductions and amounts recaptured	0.84[7]	0.80	0.82[8]	0.85	0.82[7]
Net investment income	5.45[7]	4.93	5.94	6.36	5.78[7]
Portfolio turnover (%)	22	80	57	36	11

1 Semiannual period from 9-1-11 to 2-29-12. Unaudited.
2 The inception date for Class I shares is 1-2-08.
3 Based on the average daily shares outstanding.
4 Less than ($0.005) per share.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.
8 Includes the impact of expense recapture which amounted to 0.01% of average net assets. See Note 4.

CLASS R6 SHARES Period ended	2-29-121,2

Per share operating performance

Net asset value, beginning of period	$9.05
Net investment income3	0.26
Net realized and unrealized gain on investments	0.39
Total from investment operations	0.65
Less distributions
From net investment income	(0.24)
From net realized gain	(0.12)
Total distributions	(0.36)
Net asset value, end of period	$9.34
Total return (%)4	7.265

Ratios and supplemental data

Net assets, end of period (in millions)	$5
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.246
Expenses including reductions and amounts recaptured	0.816
Net investment income	5.686
Portfolio turnover (%)	22

1 The inception date for Class R6 shares is 9-1-11.

2 Semiannual period from 9-1-11 to 2-29-12. Unaudited.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the period shown.
5 Not annualized.
6 Annualized.

24	Floating Rate Income Fund | Semiannual report	See notes to financial statements

CLASS 1 SHARES Period ended	2-29-12[1]	8-31-11	8-31-10	8-31-09	8-31-08[2]

Per share operating performance

Net asset value, beginning of period	$9.04	$9.41	$9.12	$9.78	$10.00
Net investment income[3]	0.26	0.51	0.57	0.59	0.38
Net realized and unrealized gain (loss) on investments	0.38	(0.10)	0.31	(0.65)	(0.23)
Total from investment operations	0.64	0.41	0.88	(0.06)	0.15
Less distributions
From net investment income	(0.24)	(0.52)	(0.59)	(0.60)	(0.37)
From net realized gain	(0.12)	(0.26)	—	—[4]	—
Total distributions	(0.36)	(0.78)	(0.59)	(0.60)	(0.37)
Net asset value, end of period	$9.32	$9.04	$9.41	$9.12	$9.78
Total return (%)	7.17[5,6]	4.22[5]	9.82[5]	0.40	1.48[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	—[7]	—[7]	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	0.77[8]	0.77	0.78	0.80	0.78[8]
Expenses including reductions and amounts recaptured	0.77[8]	0.77	0.78	0.80	0.78[8]
Net investment income	5.62[8]	5.31	6.11	7.13	5.83[8]
Portfolio turnover (%)	22	80	57	36	11

1 Semiannual period from 9-1-11 to 2-29-12. Unaudited.
2 The inception date for Class I shares is 1-2-08.
3 Based on the average daily shares outstanding.
4 Less than ($0.005) per share.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Less than $500,000.
8 Annualized.

CLASS NAV SHARES Period ended	2-29-121	8-31-11	8-31-10	8-31-09	8-31-082

Per share operating performance

Net asset value, beginning of period	$9.05	$9.42	$9.12	$9.79	$10.00
Net investment income3	0.26	0.51	0.58	0.60	0.40
Net realized and unrealized gain (loss) on investments	0.39	(0.10)	0.31	(0.67)	(0.24)
Total from investment operations	0.65	0.41	0.89	(0.07)	0.16
Less distributions
From net investment income	(0.24)	(0.52)	(0.59)	(0.60)	(0.37)
From net realized gain	(0.12)	(0.26)	—	—4	—
Total distributions	(0.36)	(0.78)	(0.59)	(0.60)	(0.37)
Net asset value, end of period	$9.34	$9.05	$9.42	$9.12	$9.79
Total return (%)	7.305,6	4.275	9.995	0.31	1.596

Ratios and supplemental data

Net assets, end of period (in millions)	$1,594	$1,512	$1,119	$962	$510
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	0.727	0.72	0.73	0.75	0.757
Expenses including reductions and amounts recaptured	0.727	0.72	0.73	0.75	0.757
Net investment income	5.587	5.33	6.16	7.08	6.167
Portfolio turnover (%)	22	80	57	36	11

1 Semiannual period from 9-1-11 to 2-29-12. Unaudited.
2 The inception date for Class NAV shares is 1-2-08.
3 Based on the average daily shares outstanding.
4 Less than ($0.005) per share.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.

See notes to financial statements	Semiannual report | Floating Rate Income Fund	25

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Floating Rate Income Fund (the Fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statements of assets and liabilities. Class A, Class B and Class C shares are open to all investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class I shares are offered to institutions and certain investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to the John Hancock Lifestyle and Lifecycle Portfolios, and other affiliated John Hancock funds. The Lifestyle and Lifecycle Portfolios are series of the Trust and operate as “funds of funds” that invest in other series of the Trust and certain other investments. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, transfer agent fees, printing and postage and state registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase. Certain Class I shares may be exchanged for Class R6 shares within one year after the commencement of operations of Class R6 shares.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

26	Floating Rate Income Fund | Semiannual report

The following is a summary of the values by input classification of the Fund’s investments as of February 29, 2012, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 2-29-12	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Term Loans
Consumer Discretionary	$570,305,258	—	$570,305,258	—
Consumer Staples	157,489,461	—	157,489,461	—
Energy	63,380,816	—	63,380,816	—
Financials	132,689,467	—	132,689,467	—
Health Care	416,156,850	—	416,156,850	—
Industrials	227,860,064	—	227,860,064	—
Information Technology	130,619,688	—	130,619,688	—
Materials	123,441,917	—	123,441,917	—
Telecommunication
Services	107,605,253	—	107,605,253	—
Utilities	92,314,055	—	92,314,055	—
Corporate Bonds
Consumer Discretionary	47,296,272	—	47,296,272	—
Consumer Staples	6,862,600	—	6,862,600	—
Energy	20,631,707	—	20,631,707	—
Financials	33,370,629	—	33,370,629	—
Industrials	36,929,860	—	36,929,860	—
Information Technology	3,428,138	—	3,428,138	—
Materials	27,857,685	—	27,857,685	—
Telecommunication
Services	22,108,750	—	22,108,750	—
Utilities	21,070,480	—	21,070,480	—
Common Stocks
Consumer Discretionary	1,073,010	—	1,073,010	—
Materials	14,164,107	$14,164,107	—	—
Preferred Securities
Financials	18,367,663	18,367,663	—	—
Short-Term Investments
Repurchase Agreement	107,684,012	—	107,684,012	—

Total Investments in
Securities	$2,382,707,742	$32,531,770	$2,350,175,972	—

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the six months ended February 29, 2012, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets

Semiannual report | Floating Rate Income Fund	27

in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Term loans (Floating rate loans). The Fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. The Fund may have limited rights to enforce the terms of an underlying loan.

At February 29, 2012, the Fund had $750,000 in unfunded loan commitments outstanding.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends. Foreign taxes are provided for on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The Fund may lend its securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, which has a floating net asset value (NAV) and invests in short term investments as part of the securities lending program, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral

28	Floating Rate Income Fund | Semiannual report

investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $200 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the six months ended February 29, 2012, the Fund had no borrowings under the lines of credit.

Expenses. Expenses that are directly attributable to an individual fund are allocated to the Fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. The Fund generally declares and pays capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Semiannual report | Floating Rate Income Fund	29

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals, term loan extension fees and amortization and accretion on debt securities.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 may result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser), serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of MFC.

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.70% of the first $1,100,000,000 of the Fund’s average daily net assets, (b) 0.675% of the next $900,000,000 and (c) 0.65% of the Fund’s average daily net assets in excess of $2,000,000,000. The Adviser has a subadvisory agreement with Western Asset Management Company. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has contractually agreed to waive a portion of its management fee for certain Funds (the Participating Portfolios) of the Trust and John Hancock Variable Insurance Trust. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $75 billion but is less than $100 billion; and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that equals or exceeds $100 billion. The amount of the reimbursement is calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Fund. This arrangement may be amended or terminated at any time by the Adviser upon notice to the Funds with the approval of the Board of Trustees. Accordingly, the expense reduction related to this agreement was $38,897 for the six months ended February 29, 2012.

The Adviser has voluntarily agreed to reduce a portion of its management fee if certain expenses of the Fund exceed 0.15% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, advisory fees, Rule 12b-1 fees, services fees, transfer agent fees, blue sky fees, acquired fund fees, printing and postage, and short dividend expense. This expense reduction will continue in effect until terminated by the Adviser on notice to the Fund.

30	Floating Rate Income Fund | Semiannual report

The Adviser has contractually agreed to limit the Fund’s total expenses, excluding certain expenses such as taxes, brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business to 1.20% for Class A, 1.95% for Class B, 1.95% for Class C, 0.95% for Class I and 0.81% for Class R6 shares of the Fund’s average daily net asset value, on an annual basis. Prior to December 31, 2011, the expense limitation for Class I shares was 0.85% of the Fund’s average daily net asset value. Accordingly, these expense reductions amounted to $128,235, $9,035, $15,507, $11,119 and $7,782 for Class A, Class B, Class C, Class I and Class R6 shares, respectively, for the six months end February 29, 2012. The expense reimbursements and limits will continue in effect until at least December 31, 2012 unless renewed by mutual agreement of the Fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.

Expense recapture. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred to the extent that the Fund is below its expense limitation during this period. The table below outlines the amounts recovered during the six months ended February 29, 2012, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

AMOUNTS ELIGIBLE	AMOUNTS ELIGIBLE	AMOUNTS ELIGIBLE	AMOUNTS ELIGIBLE	AMOUNT RECOVERED
FOR RECOVERY	FOR RECOVERY	FOR RECOVERY	FOR RECOVERY	DURING THE PERIOD
THROUGH 8-1-12	THROUGH 8-1-13	THROUGH 8-1-14	THROUGH 2-1-15	ENDED 2-29-12

$12,576	$7,453	$54,274	$160,559	—

The investment management fees, including the impact of the waivers, reimbursements and amounts recaptured described above, incurred for the six months ended February 29, 2012 were equivalent to a net annual effective rate of 0.67% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 29, 2012 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%
Class 1	0.05%

Semiannual report | Floating Rate Income Fund	31

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $86,306 for the six months ended February 29, 2012. Of this amount, $15,534 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $69,591 was paid as sales commissions to broker-dealers and $1,181 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 29, 2012, CDSCs received by the Distributor amounted to $32,810 and $52,493 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets. Additionally, Class 1 and Class NAV shares do not pay transfer agent fees.

Class level expenses. Class level expenses for the six months ended February 29, 2012 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$544,944	$412,209	$33,033	$16,992
Class B	105,805	23,674	9,096	1,052
Class C	910,064	204,496	16,234	6,801
Class I	—	122,128	17,118	6,576
Class R6	—	657	8,211	327
Class 1	67	—	—	—
Total	$1,560,880	$763,164	$83,692	$31,748

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Fund based on its average daily net assets.

32	Floating Rate Income Fund | Semiannual report

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended February 29, 2012 and for the year ended August 31, 2011 were as follows:

	Six months ended 2-29-12			Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	5,521,997	$50,862,074	45,220,575	$434,725,129
Distributions reinvested	1,308,443	12,008,228	2,766,036	26,321,585
Repurchased	(16,422,585)	(150,015,961)	(30,566,458)	(286,367,063)

Net increase (decrease)	(9,592,145)	($87,145,659)	17,420,153	$174,679,651

Class B shares

Sold	370,670	$3,414,048	1,646,054	$15,790,133
Distributions reinvested	55,873	513,082	66,536	632,213
Repurchased	(298,703)	(2,746,701)	(383,631)	(3,648,960)

Net increase	127,840	$1,180,429	1,328,959	$12,773,386

Class C shares

Sold	1,300,582	$11,999,971	14,636,400	$141,110,545
Distributions reinvested	505,980	4,662,329	730,950	6,973,057
Repurchased	(2,934,737)	(27,067,146)	(4,895,121)	(45,905,416)

Net increase (decrease)	(1,128,175)	($10,404,846)	10,472,229	$102,178,186

Class I shares

Sold	10,598,114	$97,343,966	25,758,634	$246,776,983
Distributions reinvested	734,600	6,745,997	868,186	8,255,167
Repurchased	(6,349,353)	(58,150,012)	(14,605,399)	(136,895,335)

Net increase	4,983,361	$45,939,951	12,021,421	$118,136,815

Class R6 shares[1]

Sold	552,794	$5,039,066	—	—
Distributions reinvested	16,855	155,018	—	—
Repurchased	(35,817)	(331,696)	—	—

Net increase	533,832	$4,862,388	—	—

Class 1 shares

Sold	63,427	$585,547	—	—
Distributions reinvested	1,154	10,615	1,009	$9,591
Repurchased	(453)	(4,216)	—	—

Net increase	64,128	$591,946	1,009	$9,591

Class NAV shares

Sold	4,601	$42,495	47,313,253	$449,780,002
Distributions reinvested	6,535,970	60,028,815	10,115,829	96,171,795
Repurchased	(2,983,584)	(27,034,171)	(9,093,905)	(86,598,387)

Net increase	3,556,987	$33,037,139	48,335,177	$459,353,410

Net increase (decrease)	(1,454,172)	($11,938,652)	89,578,948	$867,131,039

1Period from 9-1-11 (inception date) to 2-29-12.

Affiliates of the Fund owned 2%, 17% and 100% of shares of beneficial interest of Class R6, Class 1 and Class NAV, respectively, on February 29, 2012.

Semiannual report | Floating Rate Income Fund	33

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $506,222,699 and $641,221,583, respectively, for the six months ended February 29, 2012.

Note 7 — Investment by affiliated funds

Certain investors in the Fund are affiliated funds and are managed by the Adviser and its affiliates. The affiliated funds do not invest in the Fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the Fund’s net assets. For the six months ended February 29, 2012, the following funds had an affiliate ownership concentration of 5% or more of the Fund’s net assets:

AFFILIATE
PORTFOLIO	CONCENTRATION

John Hancock Lifestyle Balanced Portfolio	25.1%
John Hancock Lifestyle Conservative Portfolio	12.6%
John Hancock Lifestyle Moderate Portfolio	11.9%
John Hancock Lifestyle Growth Portfolio	11.8%

34	Floating Rate Income Fund | Semiannual report

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Investment Management
James R. Boyle†	Services, LLC
Charles L. Bardelis*
Peter S. Burgess*	Subadviser
Grace K. Fey	Western Asset Management Company
Theron S. Hoffman
Hassell H. McClellan	Principal distributor
Steven M. Roberts*	John Hancock Funds, LLC

Officers	Custodian
Hugh McHaffie	State Street Bank and Trust Company
President
Transfer agent
Thomas M. Kinzler	John Hancock Signature Services, Inc.
Secretary and Chief Legal Officer
Legal counsel
Francis V. Knox, Jr.	K&L Gates LLP
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Floating Rate Income Fund	35

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Floating Rate Income Fund.	328SA 2/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	4/12

John Hancock
MUTUAL FUNDS

John Hancock

Alternative Asset Allocation Fund

Semiannual Report

2.29.12

A look at performance

Total returns for the period ended February 29, 2012

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since					Since
	1-year	5-year	10-year	inception[1]	6-months	1-year	5-year	10-year	inception[1]

Class A2	–5.55	—	—	14.67	–0.83	–5.55	—	—	54.17

Class C2,3	–2.23	—	—	15.58	3.03	–2.23	—	—	58.06

Class I2,3,4	–0.23	—	—	16.39	4.53	–0.23	—	—	61.58

Class R6[2,3,4]	–2.80	—	—	11.95	4.60	–2.80	—	—	42.90

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I and Class R6 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 12-31-12 for Class A, Class C, Class I and Class R6 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the Fund invests. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6
Net (%)	1.65	2.35	1.34	1.34
Gross (%)	2.70	3.40	2.46	2.80

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

6	Alternative Asset Allocation Fund | Semiannual report

			With
		Without	maximum
	Start date	sales charge	sales charge	Index 1	Index 2	Index 3

Class C5	1-2-09	$15,806	$15,806	$15,385	$12,275	$14,119

Class I4	1-2-09	16,158	16,158	15,385	12,275	14,119

Class R6[4]	1-2-09	14,290	14,290	15,385	12,275	14,119

MSCI World Index (gross of foreign withholding tax on dividends) — Index 1 — is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

Barclays Capital U.S. Aggregate Bond Index — Index 2 — is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issue.

55% MSCI World Index/45% Barclays Capital U.S. Aggregate Bond Index — Index 3 — is comprised of 55% MSCI World Index and 45% Barclays Capital U.S. Aggregate Bond Index.

The Fund has added the returns of separate indexes to show the individual returns of broad-based securities market indexes.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or foreign currency impact, which would have resulted in different values if they did.

1 From 1-2-09.

2 Performance information prior to 12-20-10 reflects an allocation to a different mix of underlying funds, and would have been different if the Fund’s investments had been allocated to its current mix of underlying funds.

3 The inception date for Class I shares is 12-31-10, the inception date for Class C shares is 6-14-11 and the inception date for Class R6 shares is 9-1-11. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class C shares, Class I shares and Class R6 shares respectively.

4 For certain types of investors, as described in the Fund’s prospectuses.

5 No contingent deferred sales charge is applicable.

Semiannual report | Alternative Asset Allocation Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2011 with the same investment held until February 29, 2012.

	Account value	Ending value on	Expenses paid during
	on 9-1-11	2-29-12	period ended 2-29-12[1,2]

Class A	$1,000.00	$1,043.90	$3.86

Class C	1,000.00	1,040.30	7.30

Class I	1,000.00	1,045.30	1.93

Class R6	1,000.00	1,046.00	1.73

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Alternative Asset Allocation Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2011, with the same investment held until February 29, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value on	Expenses paid during
	on 9-1-11	2-29-12	period ended 2-29-12[1,2]

Class A	$1,000.00	$1,021.10	$3.82

Class C	1,000.00	1,017.80	7.22

Class I	1,000.00	1,023.00	1.91

Class R6	1,000.00	1,023.20	1.71

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.76%, 1.44%, 0.38% and 0.34% for Class A, Class C, Class I and Class R6 shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2 The Fund’s expense ratios do not include fees and expenses indirectly incurred by the underlying funds whose ratios can vary based on the mix of underlying funds. The range of expense ratios of the underlying funds held by the Fund was 0.73% to 1.93%.

Semiannual report | Alternative Asset Allocation Fund	9

Portfolio summary

Asset Allocation [1]

Affiliated Underlying Funds	82.8%	Unaffiliated Underlying Funds	10.9%

Fixed Income	37.7%	Equity	4.7%

Alternative	23.5%	Gold ETF	3.5%

Equity	21.6%	Commodities ETF	2.7%

		Other Assets & Liabilities	6.3%

1 As a percentage of net assets on 2-29-12.

10	Alternative Asset Allocation Fund | Semiannual report

Fund’s investments

Investment companies
Underlying Funds’ Subadvisers

Deutsche Investment Management Americas Inc.	(Deutsche)
Dimensional Fund Advisors LP	(DFA)
First Quadrant, LP	(First Quadrant)
John Hancock Asset Management[1]	(John Hancock)
Pacific Investment Management Company LLC	(PIMCO)
RCM Capital Management LLC	(RCM)
Standard Life Investments (Corporate Funds) Limited	(Standard Life)
Stone Harbor Investment Partners LP	(Stone Harbor)
Wellington Management Company, LLP	(Wellington)

As of 2-29-12 (unaudited)

	Shares	Value
Affiliated Investment Companies 82.84%		$56,960,638

(Cost $55,621,008)

EQUITY 21.65%

John Hancock Funds II (G)		14,887,440

Emerging Markets, Class NAV (DFA)	241,748	2,589,120

Global Real Estate, Class NAV (Deutsche)	264,196	1,941,840

Natural Resources, Class NAV (Wellington)	102,797	1,941,840

Redwood, Class NAV (RCM)	299,667	3,236,400

Technical Opportunities, Class NAV (Wellington)	534,390	5,178,240

FIXED INCOME 37.66%

John Hancock Funds II (G)		25,891,198

Global High Yield, Class NAV (Stone Harbor)	935,376	9,709,198

Multi Sector Bond, Class NAV (Stone Harbor)	633,346	6,472,800

Real Return Bond, Class NAV (PIMCO)	256,653	3,236,400

Strategic Income Opportunities, Class NAV (John Hancock1) (A)	594,926	6,472,800

ALTERNATIVE 23.53%

John Hancock Funds II (G)		16,182,000

Currency Strategies, Class NAV (First Quadrant) (I)	1,027,429	9,709,200

Global Absolute Return Strategies, Class NAV (Standard Life) (I)	606,635	6,472,800

See notes to financial statements	Semiannual report | Alternative Asset Allocation Fund	11

	Shares	Value
Unaffiliated Investment Companies 10.90%		$7,496,018

(Cost $7,525,800)

Equity 10.90%		7,496,018

PowerShares DB Commodity Index Tracking Fund (I)	64,135	1,880,438

PowerShares DB Gold Fund (I)	40,545	2,379,180

Turner Spectrum Fund Institutional Class I	289,740	3,236,400

Total investments (Cost $63,146,808)† 93.74%		$64,456,656

Other assets and liabilities, net 6.26%		$4,301,296

Total net assets 100.00%		$68,757,952

Percentages are based upon net assets.

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund’s subadviser is shown parenthetically.

(I) Non-income producing.

1 Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

† At 2-29-12, the aggregate cost of investment securities for federal income tax purposes was $63,683,178. Net unrealized appreciation aggregated $773,478, of which $980,197 related to appreciated investment securities and $206,719 related to depreciated investment securities.

12	Alternative Asset Allocation Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-29-12 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $7,525,800)	$7,496,018
Investments in affiliated funds, at value (Cost $55,621,008)	56,960,638

Total investments, at value (Cost $63,146,808)	64,456,656
Cash	149,967
Receivable for fund shares sold	6,065,253
Dividends receivable	87,314
Due from adviser	653
Other receivables and prepaid expenses	64,664

Total assets	70,824,507

Liabilities

Payable for investments purchased	1,875,346
Payable for fund shares repurchased	144,075
Payable to affiliates
Accounting and legal services fees	667
Transfer agent fees	9,101
Trustees’ fees	6
Other liabilities and accrued expenses	37,360

Total liabilities	2,066,555

Net assets

Paid-in capital	$69,204,815
Undistributed net investment income	97,409
Accumulated net realized loss on investments	(1,854,120)
Net unrealized appreciation (depreciation) on investments	1,309,848

Net assets	$68,757,952

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($42,678,020 ÷ 3,000,459 shares)	$14.22
Class C ($7,649,117 ÷ 535,791 shares)[1]	$14.28
Class I ($18,329,693 ÷ 1,289,593 shares)	$14.21
Class R6 ($101,122 ÷ 7,112 shares)	$14.22

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$14.97

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Alternative Asset Allocation Fund	13

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 2-29-12
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Income distributions received from affiliated funds	$664,986

Total investment income	664,986

Expenses

Investment management fees	47,470
Distribution and service fees	72,858
Accounting and legal services fees	4,084
Transfer agent fees	48,474
Trustees’ fees	195
State registration fees	22,907
Printing and postage	7,027
Professional fees	31,440
Custodian fees	5,934
Registration and filing fees	28,116
Other	1,927

Total expenses before reductions and amounts recaptured	270,432
Net expense reductions and amounts recaptured	(93,996)

Total expenses	176,436

Net investment income	488,550

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(179,514)
Investments in affiliated funds	(1,444,607)
Capital gain distributions received from unaffiliated issuers	97,350
Capital gain distributions received from affiliated funds	590,446

(936,325)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(121,206)
Investments in affiliated funds	2,713,880

2,592,674

Net realized and unrealized gain	1,656,349

Increase in net assets from operations	$2,144,899

14	Alternative Asset Allocation Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	2-29-12	ended
	(Unaudited)	8-31-11

Increase (decrease) in net assets

From operations
Net investment income	$488,550	$170,308
Net realized loss	(936,325)	(25,397)
Change in net unrealized appreciation (depreciation)	2,592,674	(1,611,593)

Increase (decrease) in net assets resulting from operations	2,144,899	(1,466,682)

Distributions to shareholders
From net investment income
Class A	(400,467)	(20,910)
Class C	(17,160)	—
Class I	(128,784)	—
Class R6	(1,557)	—
From net realized gain
Class A	(645,737)	(65,750)
Class C	(74,440)	—
Class I	(143,195)	—
Class R6	(1,732)	—

Total distributions	(1,413,072)	(86,660)

From Fund share transactions	31,468,478	36,674,000

Total increase	32,200,305	35,120,658

Net assets

Beginning of period	36,557,647	1,436,989

End of period	$68,757,952	$36,557,647

Undistributed net investment income	$97,409	$156,827

See notes to financial statements	Semiannual report | Alternative Asset Allocation Fund	15

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	2-29-12[1]	8-31-11	8-31-10	8-31-09[2]

Per share operating performance

Net asset value, beginning of period	$14.02	$13.72	$12.82	$10.00
Net investment income[3,4]	0.14	0.21	0.44	0.10
Net realized and unrealized gain on investments	0.45	0.92	1.10	2.72
Total from investment operations	0.59	1.13	1.54	2.82
Less distributions
From net investment income	(0.15)	(0.20)	(0.47)	—
From net realized gain	(0.24)	(0.63)	(0.17)	—
Total distributions	(0.39)	(0.83)	(0.64)	—
Net asset value, end of period	$14.22	$14.02	$13.72	$12.82
Total return (%)[5,6]	4.39[7]	8.16	12.12	28.20[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$43	$31	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured[8]	1.13[9]	1.68	5.03	6.78[9]
Expenses including reductions and amounts recaptured[8]	0.76[9]	0.63	0.71	0.55[9]
Net investment income[4]	2.10[9]	1.44	3.25	1.33[9]
Portfolio turnover (%)	53	90	9	1

1 Six months ended 2-29-12. Unaudited.
2 The inception date for Class A shares is 1-2-09.
3 Based on the average daily shares outstanding.
4 Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Does not reflect the effect of sales charges, if any.
7 Not annualized.
8 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Fund. The range of expense ratios of the underlying funds held by the Fund was as follows: 0.73% to 1.93% for 2-29-12, 0.74% to 1.37% for 8-31-11, 0.70% to 1.17% for 8-31-10 and 0.71% to 1.18% for 8-31-09.
9 Annualized.

16	Alternative Asset Allocation Fund | Semiannual report	See notes to financial statements

CLASS C SHARES Period ended	2-29-12[1]	8-31-11[2]

Per share operating performance

Net asset value, beginning of period	$14.03	$14.50
Net investment income[3,4]	0.10	0.02
Net realized and unrealized gain (loss) on investments	0.45	(0.49)
Total from investment operations	0.55	(0.47)
Less distributions
From net investment income	(0.06)	—
From net realized gain	(0.24)	—
Total distributions	(0.30)	—
Net asset value, end of period	$14.28	$14.03
Total return (%)[5]	4.03[6,7]	(3.24)[6,7]

Ratios and supplemental data

Net assets, end of period (in millions)	$8	$2
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured[8]	1.80[9]	3.03[9]
Expenses including reductions and amounts recaptured[8]	1.44[9]	1.27[9]
Net investment income[4]	1.41[9]	0.58[9]
Portfolio turnover (%)	53	90[10]

1 Six months ended 2-29-12. Unaudited.
2 The inception date for Class C shares is 6-14-11.
3 Based on the average daily shares outstanding.
4 Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
5 Does not reflect the effect of sales charges, if any.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Not annualized.
8 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Fund. The range of expense ratios of the underlying funds held by the Fund was as follows: 0.73% to 1.93% for 2-29-12 and 0.74% to 1.37% for 8-31-11.
9 Annualized.
10 Portfolio turnover is shown for period from 9-1-10 to 8-31-11.

CLASS I SHARES Period ended	2-29-12[1]	8-31-11[2]

Per share operating performance

Net asset value, beginning of period	$14.06	$14.21
Net investment income[3,4]	0.18	0.16
Net realized and unrealized gain (loss) on investments	0.43	(0.31)
Total from investment operations	0.61	(0.15)
Less distributions
From net investment income	(0.22)	—
From net realized gain	(0.24)	—
Total distributions	(0.46)	—
Net asset value, end of period	$14.21	$14.06
Total return (%)	4.53[5,6]	(1.06)[5,6]

Ratios and supplemental data

Net assets, end of period (in millions)	$18	$3
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured[7]	0.76[8]	1.42[8]
Expenses including reductions and amounts recaptured[7]	0.38[8]	0.30[8]
Net investment income[4]	2.53[8]	1.74[8]
Portfolio turnover (%)	53	90[9]

1 Six months ended 2-29-12. Unaudited.
2 The inception date for Class I shares is 12-31-10.
3 Based on the average daily shares outstanding.
4 Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
5 Not annualized.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Fund. The range of expense ratios of the underlying funds held by the Fund was as follows: 0.73% to 1.93% for 2-29-12 and 0.74% to 1.37% for 8-31-11.
8 Annualized.
9 Portfolio turnover is shown for period from 9-1-10 to 8-31-11.

See notes to financial statements	Semiannual report | Alternative Asset Allocation Fund	17

CLASS R6 SHARES Period ended	2-29-12[1,2]

Per share operating performance

Net asset value, beginning of period	$14.06
Net investment income[3,4]	0.17
Net realized and unrealized gain on investments	0.45
Total from investment operations	0.62
Less distributions
From net investment income	(0.22)
From net realized gain	(0.24)
Total distributions	(0.46)
Net asset value, end of period	$14.22
Total return (%)	4.60[5,6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions[8]	16.85[9]
Expenses net of fee waivers and credits[8]	0.34[9]
Net investment income[4]	2.50[9]
Portfolio turnover (%)	53

1 Six months ended 2-29-12. Unaudited.
2 The inception date for Class R6 shares is 9-1-11.
3 Based on the average daily shares outstanding.
4 Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Less than $500,000.
8 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Fund. The range of expense ratios of the underlying funds held by the Fund was as follows: 0.73% to 1.93% for 2-29-12.
9 Annualized.

18	Alternative Asset Allocation Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Alternative Asset Allocation Fund (the Fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term growth of capital.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ. Certain Class I shares may be exchanged for Class R6 shares within one year after the commencement of operations of Class R6 shares.

The accounting policies of the underlying funds of the Fund are outlined in the underlying funds’ shareholder reports, available without charge by calling 1-800-344-1029 and jhfunds.com, on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

As of February 29, 2012, all investments are categorized as Level 1 under the hierarchy described above. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the six months ended February 29, 2012, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

Semiannual report | Alternative Asset Allocation Fund	19

In order to value the securities, the Fund uses the following valuation techniques. Equity securities, including exchange-traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $200 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the six months ended February 29, 2012, the Fund had no borrowings under the line of credit.

Expenses. Expenses that are directly attributable to an individual fund are allocated to the Fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

20	Alternative Asset Allocation Fund | Semiannual report

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals, partnerships and characterization of distributions.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 may result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser), serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund pays the Adviser a daily management fee for its services to the Fund. The management fee has two components: (a) a 0.15% fee on assets invested in a fund of the Trust, John Hancock Variable Investment Trust (JHVIT) (excluding John Hancock Money Market Trust B, John Hancock 500 Index Trust B, John Hancock International Equity Index Trust B and John Hancock Total Bond Market Trust B) or John Hancock Funds III (JHF III) (affiliated fund assets) and (b) a 0.60% fee on assets not invested in affiliated funds (other assets). The Adviser has subadvisory agreements with John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited, both indirectly owned subsidiaries of MFC and affiliates of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has contractually agreed to reimburse the Fund for certain Fund expenses that exceed 0.04% of the Fund’s average net assets. Expenses excluded from this waiver include taxes, advisory fees, transfer agent and service fees, 12b-1 fees, brokerage commissions, state registration fees, printing and postage, acquired fund fees, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition,

Semiannual report | Alternative Asset Allocation Fund	21

the Adviser has contractually agreed to waive the Fund’s management fees by 0.10% of the Fund’s average daily net assets. Both current expense limitation agreements expire on December 31, 2012 unless renewed by mutual agreement of the Fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.

The Adviser voluntarily agreed to waive its advisory fee or reimburse the Fund so that the aggregate advisory fee retained by the Adviser with respect to the Fund and its underlying investments (after payment of subadvisory fees) does not exceed 0.60% of the Fund’s average daily net assets. This voluntary waiver may terminate at any time upon notice to the Fund.

The Adviser has contractually agreed to waive fees and/or reimburse certain class specific expenses, excluding fund level and advisory fees, acquired fund fees, taxes, brokerage commissions, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business for Class A, Class C, Class I and Class R6 shares, to the extent that the above expenses for each class exceed 0.66%, 1.36%, 0.30% and 0.20%, respectively, of the average daily net assets attributable to each respective class. This expense fee waiver and/or reimbursement will continue in effect until December 31, 2012 for all classes, unless renewed by mutual agreement of the Fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time. Prior to December 31, 2011, the fee waivers and/or reimbursement were such that the above expenses would not exceed 0.20% for Class I shares and the limits for the remainder of the share classes above were unchanged.

Accordingly, the expense reductions amounted to $65,130, $7,347, $13,420 and $8,099 for Class A, Class C, Class I and Class R6 shares, respectively, for the six months ended February 29, 2012.

Expense recapture. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred to the extent that the Fund is below its expense limitation during this period. The table below outlines the amounts recovered during the six months ended February 29, 2012, the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

AMOUNT RECOVERED
AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	DURING THE
RECOVERY THROUGH	RECOVERY THROUGH	RECOVERY THROUGH	RECOVERY THROUGH	PERIOD ENDED
AUGUST 1, 2012	AUGUST 1, 2013	AUGUST 1, 2014	FEBRUARY 1, 2015	FEBRUARY 29, 2012

$26,833	$60,119	$113,273	$70,325	—

The investment management fees, including the impact of the waiver, reimbursements and the amounts recaptured described above, incurred for the six months ended February 29, 2012 were equivalent to a net annual effective rate of 0.00% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 29, 2012 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

22	Alternative Asset Allocation Fund | Semiannual report

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE

Class A	0.30%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $306,125 for the six months ended February 29, 2012. Of this amount, $50,823 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $250,652 was paid as sales commissions to broker-dealers and $4,650 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Class C shares are subject to contingent deferred sales charges (CDSCs). Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 29, 2012, CDSCs received by the Distributor amounted to $195 for Class C shares.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 29, 2012 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$52,948	$40,324	$9,455	$6,064
Class C	19,910	4,332	1,205	241
Class I	—	3,800	4,392	579
Class R6	—	18	7,855	143
Total	$72,858	$48,474	$22,907	$7,027

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its average daily net assets.

Semiannual report | Alternative Asset Allocation Fund	23

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended February 29, 2012 and for the year ended August 31, 2011 were as follows:

	Six months ended 2-29-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	2,001,419	$27,959,120	2,699,120	$39,349,675
Distributions reinvested	76,577	1,034,551	6,124	86,660
Repurchased	(1,300,238)	(17,892,907)	(587,304)	(8,285,222)

Net increase	777,758	$11,100,764	2,117,940	$31,151,113

Class C shares[1]

Sold	442,520	$6,197,126	135,962	$1,942,780
Distributions reinvested	6,262	85,043	—	—
Repurchased	(47,761)	(662,425)	(1,192)	(17,262)

Net increase	401,021	$5,619,744	134,770	$1,925,518

Class I shares[2]

Sold	1,105,181	$15,552,838	281,610	$4,070,928
Distributions reinvested	19,206	259,284	—	—
Repurchased	(83,407)	(1,164,152)	(32,997)	(473,559)

Net increase	1,040,980	$14,647,970	248,613	$3,597,369

Class R6 shares

Sold	7,112	$100,000	—	—

Net increase	7,112	$100,000	—	—

Net increase	2,226,871	$31,468,478	2,501,323	$36,674,000

1 Period from 6-14-11 (inception date) to 8-31-11.

2 Period from 12-31-10 (inception date) to 8-31-11.

Affiliates of the Fund owned 100% of shares of beneficial interest of Class R6 on February 29, 2012.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $52,658,522 and $24,982,820, respectively, for the six months ended February 29, 2012.

Note 7 — Investment in affiliated underlying funds

The Fund invests primarily in affiliated underlying funds that are managed by the Adviser and affiliates. The Fund does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the Fund’s investments may represent a significant portion of each underlying fund’s net assets. At February 29, 2012, the Fund did not hold 5% or more of an underlying fund’s net assets.

24	Alternative Asset Allocation Fund | Semiannual report

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Investment Management
James R. Boyle†	Services, LLC
Charles L. Bardelis*
Peter S. Burgess*	Subadviser
Grace K. Fey	John Hancock Asset Management
Theron S. Hoffman
Hassell H. McClellan	Principal distributor
Steven M. Roberts*	John Hancock Funds, LLC

Officers	Custodian
Hugh McHaffie	State Street Bank and Trust Company
President
Transfer agent
Thomas M. Kinzler	John Hancock Signature Services, Inc.
Secretary and Chief Legal Officer
Legal counsel
Francis V. Knox, Jr.	K&L Gates LLP
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Alternative Asset Allocation Fund	25

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Alternative Asset Allocation Fund.	345SA 2/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	4/12

John Hancock
MUTUAL FUNDS

John Hancock
Natural Resources Fund

Semiannual Report
2.29.12

A look at performance

Total returns for the period ended February 29, 2012

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since					Since
	1-year	5-year	10-year	inception[1]	6-months	1-year	5-year	10-year	inception[1]

Class A2	–20.40	0.90	—	5.00	–4.40	–20.40	4.56	—	36.48

Class I2,3	–16.00	2.50	—	6.49	0.69	–16.00	13.14	—	49.29

Class R6[2,3]	–16.03	2.31	—	6.28	0.73	–16.03	12.12	—	47.44

Class 1[3]	–15.81	2.62	—	6.59	0.83	–15.81	13.78	—	50.21

Class NAV[3]	–15.79	2.65	—	6.63	0.84	–15.79	13.99	—	50.61

Performance figures assume all distributions are reinvested and reflect maximum sales charges on Class A shares of 5%. Sales charges are not applicable for Class I, Class R6, Class 1 and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 12-31-12 for Class A, Class I and Class R6 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For all other classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class I	Class R6	Class 1	Class NAV
Net (%)	1.60	1.40	1.30	1.12	1.07
Gross (%)	1.77	1.55	1.49	1.12	1.07

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

6	Natural Resources Fund | Semiannual report

			With
			maximum
		Without	sales
	Start date	sales charge	charge	Index 1	Index 2	Index 3	Index 4

Class A	10-15-05	$14,368	$13,648	$16,359	$14,022	$17,861	$9,430

Class I3	10-15-05	14,929	14,929	16,359	14,022	17,861	9,430

Class R6[3]	10-15-05	14,744	14,744	16,359	14,022	17,861	9,430

Class 1[3]	10-15-05	15,021	15,021	16,359	14,022	17,861	9,430

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5%. Sales charges are not applicable for Class I, Class R6, Class 1 and Class NAV shares.

60% MSCI World Energy Index/30% MSCI World Metals & Mining Index/10% MSCI World Paper & Forest Products Combined Index (gross of foreign withholding tax on dividends) — Index 1 — is comprised of 60% MSCI World Energy Index, 30% MSCI World Metals & Mining Index and 10% MSCI World Paper & Forest Products Index.

MSCI World Energy Index (gross of foreign withholding tax on dividends) — Index 2 — consists of all the companies in the Energy sector of the MSCI World Index.

MSCI World Metals & Mining Index (gross of foreign withholding tax on dividends) — Index 3 — consists of all the companies in the Metals & Mining industry of the MSCI World Index.

MSCI World Paper & Forest Products Index (gross of foreign withholding tax on dividends) — Index 4 — consists of all the companies in the Paper & Forest industry of the MSCI World Index.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or foreign currency impact, which would have resulted in different values if they did.

1 From 10-15-05.

2 10-15-05 is the inception date for the oldest class of shares, Class NAV shares. The inception date for Class A shares and Class I shares is 1-4-10 and the inception date for Class R6 shares is 11-1-11. The returns prior to this date are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A, Class I and Class R6 shares.

3 For certain types of investors, as described in the Fund’s prospectuses.

4 Since inception returns for the index begin on the month end closest to the actual inception date of the Fund.

Semiannual report | Natural Resources Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2011 with the same investment held until February 29, 2012.

	Account value	Ending value	Expenses paid during
	on 9-1-11	on 2-29-12	period ended 2-29-12[1]

Class A	$1,000.00	$1,006.20	$7.98

Class I	1,000.00	1,006.90	6.69

Class 1	1,000.00	1,008.30	5.59

Class NAV	1,000.00	1,008.40	5.34

For the class noted below, the example assumes an account value of $1,000 on November 1, 2011, with the same investment held until February 29, 2012.

	Account value	Ending value	Expenses paid during
	on 11-1-11	on 2-29-12	period ended 2-29-12[2]

Class R6	$1,000.00	$1,047.90	$4.36

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Natural Resources Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2011, with the same investment held until February 29, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 9-1-11	on 2-29-12	period ended 2-29-12[3]

Class A	$1,000.00	$1,016.90	$8.02

Class I	1,000.00	1,018.20	6.72

Class R6	1,000.00	1,018.40	6.52

Class 1	1,000.00	1,019.30	5.62

Class NAV	1,000.00	1,019.50	5.37

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.60%, 1.34%, 1.12% and 1.07% for Class A, Class I, Class 1 and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2 Expenses are equal to the Fund’s annualized expense ratio of 1.30% for Class R6 shares multiplied by the average account value over the period (defined above), multiplied by 120/366 (to reflect the period).

3 Expenses are equal to the Fund’s annualized expense ratio (defined above) multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual report | Natural Resources Fund	9

Portfolio summary

Top 10 Holdings (30.1% of Total Net Assets on 2-29-12)[1,2]

BG Group PLC	4.8%	Chevron Corp.	2.6%

First Quantum Minerals, Ltd.	3.5%	Vedanta Resources PLC	2.6%

Petroleo Brasileiro SA	3.2%	Statoil ASA	2.5%

Imperial Oil, Ltd.	3.1%	EOG Resources, Inc.	2.5%

Schlumberger, Ltd.	2.9%	Suncor Energy, Inc.	2.4%

Industry Composition[1,3]

Oil, Gas & Consumable Fuels	47.0%	Construction Materials	1.7%

Metals & Mining	31.9%	Industrial Conglomerates	1.5%

Energy Equipment & Services	12.1%	Short-Term Investments & Other	3.4%

Chemicals	2.4%

Country Composition[1,3]

United States	34.6%	India	1.9%

Canada	18.6%	Peru	1.8%

United Kingdom	11.6%	Ireland	1.7%

Brazil	4.8%	Papua New Guinea	1.6%

South Africa	4.3%	Mongolia	1.6%

Switzerland	3.4%	Hong Kong	1.5%

Australia	3.4%	Netherlands	1.3%

Norway	2.5%	Short-Term Investments & Other	3.4%

Luxembourg	2.0%

1 As a percentage of net assets on 2-29-12.

2 Cash and cash equivalents not included.

3 International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Natural Resources Fund | Semiannual report

Fund’s investments

As of 2-29-12 (unaudited)

	Shares	Value
Common Stocks 96.62%		$946,626,388

(Cost $939,942,682)

Energy 59.21%		580,165,752

Energy Equipment & Services 12.13%

Baker Hughes, Inc.	427,500	21,494,700

Cameron International Corp. (I)	260,900	14,534,739

Dril-Quip, Inc. (I) (L)	127,900	8,951,721

National Oilwell Varco, Inc.	213,800	17,644,914

Noble Corp. (I)	434,500	17,458,210

Schlumberger, Ltd.	363,900	28,242,279

Tidewater, Inc.	177,500	10,561,250

Oil, Gas & Consumable Fuels 47.08%

Alpha Natural Resources, Inc. (I)	580,400	10,772,224

BG Group PLC	1,930,145	46,547,989

BP PLC, ADR	472,827	22,298,521

Canadian Natural Resources, Ltd.	420,266	15,600,960

Chesapeake Energy Corp.	831,300	20,782,500

Chevron Corp.	235,740	25,723,949

Consol Energy, Inc.	335,886	12,031,437

Encana Corp. (L)	809,254	16,488,514

EOG Resources, Inc.	214,591	24,433,331

Imperial Oil, Ltd.	628,800	30,025,200

Marathon Petroleum Corp.	315,200	13,096,560

Occidental Petroleum Corp.	135,000	14,089,950

Oil Search, Ltd.	2,098,036	15,470,348

Peabody Energy Corp.	325,900	11,367,392

Petroleo Brasileiro SA, ADR	1,054,296	31,460,193

Pioneer Natural Resources Company	143,600	15,744,304

Reliance Industries, Ltd.	695,405	11,473,549

Reliance Industries, Ltd., GDR (Euronext Exchange) (S)	12,753	419,574

Reliance Industries, Ltd., GDR (London Exchange) (S)	191,290	6,291,389

Sasol, Ltd., ADR (L)	363,400	19,394,658

Southwestern Energy Company (I)	409,900	13,551,294

Statoil ASA, ADR (L)	867,800	24,714,944

Suncor Energy, Inc.	665,241	23,948,542

Tesoro Corp. (I)	493,300	13,087,249

Ultra Petroleum Corp. (I)	532,300	13,286,208

Whiting Petroleum Corp. (I)	156,500	9,177,160

See notes to financial statements	Semiannual report | Natural Resources Fund	11

		Shares	Value
Industrials 1.47%			$14,364,508

Industrial Conglomerates 1.47%

Beijing Enterprises Holdings, Ltd.		2,267,176	14,364,508

Materials 35.94%			352,096,128

Chemicals 2.38%

LyondellBasell Industries NV, Class A		292,100	12,612,878

The Mosaic Company		185,900	10,735,725

Construction Materials 1.66%

CRH PLC (London Exchange)		758,405	16,260,002

Metals & Mining 31.86%

Alumina, Ltd.		12,770,473	18,610,141

Anglo Platinum, Ltd.		176,970	13,865,898

AngloGold Ashanti, Ltd., ADR		214,541	9,107,265

ArcelorMittal (L)		917,400	19,357,140

Barrick Gold Corp. (L)		279,500	13,372,611

BHP Billiton PLC		608,413	19,669,017

Compania de Minas Buenaventura SA, ADR		445,700	17,885,941

First Quantum Minerals, Ltd.		1,488,300	34,054,386

Fortescue Metals Group, Ltd.		2,467,629	14,565,327

Freeport-McMoRan Copper & Gold, Inc.		537,600	22,880,256

Glencore International PLC (L)		2,369,029	16,246,735

Goldcorp, Inc.		349,900	16,963,670

Kinross Gold Corp.		1,304,800	14,457,184

Mongolian Mining Corp. (I)		16,683,500	15,401,783

Teck Resources, Ltd., Class B (L)		421,500	16,847,355

Vale SA (Preference A Shares), ADR		618,579	15,204,672

Vedanta Resources PLC		1,099,077	25,090,913

Walter Energy, Inc.		131,700	8,538,111

Paper & Forest Products 0.04%

Sino-Forest Corp. (I) (L)		1,073,800	369,118

Warrants 0.69%			$6,810,258

(Cost $12,253,914)

Materials 0.69%			6,810,258

NMDC, Ltd. (Expiration date: 3-25-15, Strike Price: INR 1.00) (I)		1,859,117	6,810,258

	Yield	Shares	Value
Securities Lending Collateral 10.55%			$103,368,488

(Cost $103,360,575)

John Hancock Collateral Investment Trust (W)	0.3743% (Y)	10,327,038	103,368,488

12	Natural Resources Fund | Semiannual report	See notes to financial statements

	Par value	Value
Short-Term Investments 2.51%		$24,600,000

(Cost $24,600,000)

Repurchase Agreement 2.51%		24,600,000
Deutsche Bank Securities Tri-Party Repurchase Agreement dated
2-29-12 at 0.200% to be repurchased at $24,600,137 on 3-1-12, collateralized by $25,017,453 Government National Mortgage
Association, 4.000%–4.500% due 8-15-41 (valued at $25,092,000,
including interest)	$24,600,000	24,600,000

Total investments (Cost $1,080,157,171)† 110.37%	$1,081,405,134

Other assets and liabilities, net (10.37%)		($101,634,932)

Total net assets 100.00%		$979,770,202

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

GDR Global Depositary Receipt

INR Indian Rupee

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 2-29-12.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 2-29-12.

† At 2-29-12, the aggregate cost of investment securities for federal income tax purposes was $1,087,510,321. Net unrealized depreciation aggregated $6,105,187, of which $64,046,783 related to appreciated investment securities and $70,151,970 related to depreciated investment securities.

The Fund had the following country concentration as a percentage of net assets on 2-29-12:

United States	34.6%
Canada	18.6%
United Kingdom	11.6%
Brazil	4.8%
South Africa	4.3%
Switzerland	3.4%
Australia	3.4%
Norway	2.5%
Luxembourg	2.0%
India	1.9%
Peru	1.8%
Ireland	1.7%
Papua New Guinea	1.6%
Mongolia	1.6%
Hong Kong	1.5%
Netherlands	1.3%
Short-Term Investments & Other	3.4%

See notes to financial statements	Semiannual report | Natural Resources Fund	13

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-29-12 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $976,796,596) including
$99,998,156 of securities loaned	$978,036,646
Investments in affiliated issuers, at value (Cost $103,360,575)	103,368,488

Total investments, at value (Cost $1,080,157,171)	1,081,405,134
Cash	27,779
Receivable for investments sold	293,785
Receivable for fund shares sold	511,853
Dividends and interest receivable	1,750,603
Receivable for securities lending income	79,367
Other receivables and prepaid expenses	39,211

Total assets	1,084,107,732

Liabilities

Payable for fund shares repurchased	839,053
Payable upon return of securities loaned	103,348,428
Payable to affiliates
Accounting and legal services fees	11,559
Transfer agent fees	2,699
Trustees’ fees	458
Management fees	79
Other liabilities and accrued expenses	135,254

Total liabilities	104,337,530

Net assets

Paid-in capital	$1,007,258,361
Undistributed net investment income	326,772
Accumulated net realized loss on investments and foreign
currency transactions	(29,063,858)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	1,248,927

Net assets	$979,770,202

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($10,924,495 ÷ 578,131 shares)	$18.90
Class I ($10,011,482 ÷ 529,885 shares)	$18.89
Class R6 ($92,841 ÷ 4,902 shares)	$18.94
Class 1 ($190,840,862 ÷ 10,024,491 shares)	$19.04
Class NAV ($767,900,522 ÷ 40,641,988 shares)	$18.89

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[1]	$19.89

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

14	Natural Resources Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 2-29-12
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$8,120,385
Securities lending	489,274
Interest	13,333
Less foreign taxes withheld	(622,262)

Total investment income	8,000,730

Expenses

Investment management fees	4,497,572
Distribution and service fees	59,791
Accounting and legal services fees	69,697
Transfer agent fees	16,337
Trustees’ fees	4,397
State registration fees	25,874
Printing and postage	3,946
Professional fees	26,037
Custodian fees	207,557
Registration and filing fees	26,394
Other	8,696

Total expenses	4,946,298
Less expense reductions	(38,301)

Net expenses	4,907,997

Net investment income	3,092,733

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(21,720,551)
Investments in affiliated issuers	45,818
Foreign currency transactions	(35,358)

(21,710,091)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	30,566,740
Investments in affiliated issuers	6,123
Translation of assets and liabilities in foreign currencies	27

30,572,890

Net realized and unrealized gain	8,862,799

Increase in net assets from operations	$11,955,532

See notes to financial statements	Semiannual report | Natural Resources Fund	15

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	2-29-12	ended
	(Unaudited)	8-31-11

Increase (decrease) in net assets

From operations
Net investment income	$3,092,733	$5,241,134
Net realized gain (loss)	(21,710,091)	113,235,338
Change in net unrealized appreciation (depreciation)	30,572,890	(22,625,912)

Increase in net assets resulting from operations	11,955,532	95,850,560

Distributions to shareholders
From net investment income
Class A	(18,537)	—
Class I	(43,509)	(4,520)
Class R6	(499)	—
Class 1	(1,286,562)	(861,433)
Class NAV	(5,581,960)	(3,098,884)
From net realized gain
Class A	(1,104,699)	(12,086)
Class I	(886,136)	(3,001)
Class R6	(10,158)	—
Class 1	(18,492,818)	(347,749)
Class NAV	(74,469,142)	(1,133,433)

Total distributions	(101,894,020)	(5,461,106)

From Fund share transactions	104,241,069	168,794,664

Total increase	14,302,581	259,184,118

Net assets

Beginning of period	965,467,621	706,283,503

End of period	$979,770,202	$965,467,621

Undistributed net investment income	$326,772	$4,165,106

16	Natural Resources Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	2-29-12[1]	8-31-11	8-31-10[2]

Per share operating performance

Net asset value, beginning of period	$21.13	$18.34	$20.70
Net investment income[3]	0.02	0.03	0.05
Net realized and unrealized gain (loss) on investments	(0.14)	2.80	(2.41)
Total from investment operations	(0.12)	2.83	(2.36)
Less distributions
From net investment income	(0.04)	—	—
From net realized gain	(2.07)	(0.04)	—
Total distributions	(2.11)	(0.04)	—
Net asset value, end of period	$18.90	$21.13	$18.34
Total return (%)[4]	0.62[5,6]	15.41[6]	(11.40)[5,6]

Ratios and supplemental data

Net assets, end of period (in millions)	$11	$11	$3
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.84[7]	1.77	1.81[7]
Expenses net of reductions and amounts recaptured	1.60[7]	1.60	1.60[7]
Net investment income	0.21[7]	0.13	0.41[7]
Portfolio turnover (%)	47	85	70[8]

1 Six months ended 2-29-12. Unaudited.
2 The inception date for Class A shares is 1-4-10.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Annualized.
8 Portfolio turnover is shown for the period from 9-1-09 to 8-31-10.

See notes to financial statements	Semiannual report | Natural Resources Fund	17

CLASS I SHARES Period ended	2-29-12[1]	8-31-11	8-31-10[2]

Per share operating performance

Net asset value, beginning of period	$21.18	$18.37	$20.70
Net investment income[3]	0.05	0.12	0.10
Net realized and unrealized gain (loss) on investments	(0.17)	2.79	(2.43)
Total from investment operations	(0.12)	2.91	(2.33)
Less distributions
From net investment income	(0.10)	(0.06)	—
From net realized gain	(2.07)	(0.04)	—
Total distributions	(2.17)	(0.10)	—
Net asset value, end of period	$18.89	$21.18	$18.37
Total return (%)	0.69[4,5]	15.79[4]	(11.26)[4,5]

Ratios and supplemental data

Net assets, end of period (in millions)	$10	$7	$1
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.42[6]	1.53	1.54[6]
Expenses net of reductions and amounts recaptured	1.34[6]	1.30	1.30[6]
Net investment income	0.53[6]	0.54	0.82[6]
Portfolio turnover (%)	47	85	70[7]

1 Six months ended 2-29-12. Unaudited.
2 The inception date for Class I shares is 1-4-10.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 Portfolio turnover is shown for the period from 9-1-09 to 8-31-10.

CLASS R6 SHARES Period ended	2-29-12[1]

Per share operating performance

Net asset value, beginning of period	$19.74
Net investment income[2]	0.04
Net realized and unrealized gain on investments	1.33
Total from investment operations	1.37
Less distributions
From net investment income	(0.10)
From net realized gain	(2.07)
Total distributions	(2.17)
Net asset value, end of period	$18.94
Total return (%)	4.79[3,4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	27.07[6]
Expenses net of reductions and amounts recaptured	1.30[6]
Net investment income	0.67[6]
Portfolio turnover (%)	47[7]

1 Period from 11-1-11 (inception date) to 2-29-12. Unaudited.
2 Based on the average daily shares outstanding.
3 Not annualized.
4 Total returns would have been lower had certain expenses not been reduced during the period shown.
5 Less than $500,000.
6 Annualized.
7 Portfolio turnover is shown for the period from 9-1-11 to 2-29-12.

18	Natural Resources Fund | Semiannual report	See notes to financial statements

CLASS 1 SHARES Period ended	2-29-12[1]	8-31-11	8-31-10	8-31-09	8-31-08	8-31-07

Per share operating performance

Net asset value, beginning of period	$21.35	$18.51	$17.66	$35.15	$42.52	$35.71
Net investment income[2]	0.06	0.12	0.10	0.18	0.18	0.22
Net realized and unrealized gain (loss)
on investments	(0.15)	2.86	0.87	(11.42)	3.88	8.52
Total from investment operations	(0.09)	2.98	0.97	(11.24)	4.06	8.74
Less distributions
From net investment income	(0.15)	(0.10)	(0.12)	(0.19)	(0.23)	(0.34)
From net realized gain	(2.07)	(0.04)	—	(6.06)	(11.20)	(1.59)
Total distributions	(2.22)	(0.14)	(0.12)	(6.25)	(11.43)	(1.93)
Net asset value, end of period	$19.04	$21.35	$18.51	$17.66	$35.15	$42.52
Total return (%)	0.83[3,4]	16.02[3]	5.43[3]	(27.25)	7.02	25.57

Ratios and supplemental data

Net assets, end of period (in millions)	$191	$194	$154	$139	$171	$111
Ratios (as a percentage of average net assets):
Expenses before reductions and
amounts recaptured	1.12[5]	1.12	1.11	1.11	1.11	1.14
Expenses net of reductions and
amounts recaptured	1.12[5]	1.12	1.11	1.11	1.11	1.14
Net investment income	0.66[5]	0.54	0.52	1.06	0.44	0.58
Portfolio turnover (%)	47	85	70	22	34	54

1 Six months ended 2-29-12. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Annualized.

CLASS NAV SHARES Period ended	2-29-12[1]	8-31-11	8-31-10	8-31-09	8-31-08	8-31-07

Per share operating performance

Net asset value, beginning of period	$21.21	$18.39	$17.55	$35.01	$42.39	$35.60
Net investment income[2]	0.07	0.14	0.11	0.18	0.19	0.24
Net realized and unrealized gain (loss)
on investments	(0.16)	2.83	0.86	(11.37)	3.88	8.48
Total from investment operations	(0.09)	2.97	0.97	(11.19)	4.07	8.72
Less distributions
From net investment income	(0.16)	(0.11)	(0.13)	(0.21)	(0.25)	(0.34)
From net realized gain	(2.07)	(0.04)	—	(6.06)	(11.20)	(1.59)
Total distributions	(2.23)	(0.15)	(0.13)	(6.27)	(11.45)	(1.93)
Net asset value, end of period	$18.89	$21.21	$18.39	$17.55	$35.01	$42.39
Total return (%)	0.84[3,4]	16.07[3]	5.45[3]	(27.20)	7.08	25.61

Ratios and supplemental data

Net assets, end of period (in millions)	$768	$754	$548	$529	$500	$731
Ratios (as a percentage of average net assets):
Expenses before reductions and
amounts recaptured	1.07[5]	1.07	1.06	1.06	1.06	1.09
Expenses net of reductions and
amounts recaptured	1.07[5]	1.07	1.06	1.06	1.06	1.09
Net investment income	0.70[5]	0.59	0.58	1.10	0.45	0.64
Portfolio turnover (%)	47	85	70	22	34	54

1 Six months ended 2-29-12. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Annualized.

See notes to financial statements	Semiannual report | Natural Resources Fund	19

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Natural Resources Fund (the Fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term total return.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are sold to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage for each class may differ. Certain Class I shares may be exchanged for Class R6 shares within one year after the commencement of operations of Class R6 shares.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

20	Natural Resources Fund | Semiannual report

The following is a summary of the values by input classification of the Fund’s investments as of February 29, 2012, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 2-29-12	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Energy	$580,165,752	$500,382,477	$79,783,275	—
Industrials	14,364,508	—	14,364,508	—
Materials	352,096,128	212,017,194	139,709,816	$369,118
Warrants	6,810,258	—	6,810,258	—
Securities Lending
Collateral	103,368,488	103,368,488	—	—
Short-Term Investments	24,600,000	—	24,600,000	—

Total Investments
in Securities	$1,081,405,134	$815,768,159	$265,267,857	$369,118

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the six months ended February, 29, 2012 there were no significant transfers into or out of Level 1, Level 2 or Level 3.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Fund.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income

Semiannual report | Natural Resources Fund	21

is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The Fund may lend its securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The Fund may be subject to capital gains and repatriation taxes as imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $200 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the six months ended February, 29, 2012, the Fund had no borrowings under the line of credit.

Expenses. Expenses that are directly attributable to an individual fund are allocated to the Fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

22	Natural Resources Fund | Semiannual report

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 may result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser), serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Semiannual report | Natural Resources Fund	23

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: a) 1.000% of the first $1,000,000,000 of the Fund’s aggregate net assets; (b) 0.975% of the next $1,000,000,000; and (c) 0.950% of the Fund’s aggregate net assets in excess of $2,000,000,000. Aggregate net assets include the net assets of the Fund and the Natural Resources Trust, a series of John Hancock Variable Insurance Trust.The Adviser has a subadvisory agreement with Wellington Management Company, LLP. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has contractually agreed to waive a portion of its management fee for certain funds (the Participating Funds) of the Trust and John Hancock Variable Insurance Trust. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Funds that exceeds $75 billion but is less than $100 billion; and 0.015% of that portion of the aggregate net assets of all the Participating Funds that equals or exceeds $100 billion. The amount of the reimbursement is calculated daily and allocated among all the Participating Funds in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Adviser upon notice to the funds with the approval of the Board of Trustees.

The Adviser has voluntarily agreed to reduce its management fee if certain expenses of the Fund exceed 0.20% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, advisory fees, Rule 12b-1 fees, service fees, transfer agent fees, blue sky fees, printing and postage and certain shareholder servicing fees. This expense reduction will continue in effect until terminated by the Adviser, on notice to the Fund.

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses excluding certain expenses such as taxes, brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, for Class A, Class I and Class R6 shares. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.60%, 1.40% and 1.30% for Class A, Class I and Class R6 shares, respectively. The fee waivers and/or reimbursements will continue in effect until at least December 31, 2012, unless renewed by mutual agreement of the Fund and the Adviser based upon a detemination that this is appropriate under the circumstances at that time.

Accordingly, these expense reductions amounted to $12,186, $3,497, $7,737, $2,987 and $11,894 for Class A, Class I, Class R6, Class 1 and Class NAV shares, respectively, for the six months ended February 29, 2012.

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the six months ended February 29, 2012 were equivalent to the net annual effective rate of 0.99% of the Fund’s average daily net assets.

Expense recapture. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred to the extent that the Fund is below its expense limitation during this period. The table below outlines the amounts recovered during the six months ended February 29, 2012, and the amount of waived

24	Natural Resources Fund | Semiannual report

or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNT RECOVERED
RECOVERY THROUGH	RECOVERY THROUGH	RECOVERY THROUGH	DURING THE PERIOD ENDED
AUGUST 1, 2013	AUGUST 1, 2014	FEBRUARY 1, 2015	FEBRUARY 29, 2012

$2,344	$14,348	$20,026	—

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 29, 2012 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEES

Class A	0.30%
Class 1	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $26,573 for the six months ended February 29, 2012. Of this amount, $4,205 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $22,105 was paid as sales commissions to broker-dealers and $263 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets. Additionally, Class 1 and Class NAV shares do not pay transfer agent fees.

Semiannual report | Natural Resources Fund	25

Class level expenses. Class level expenses for the six months ended February 29, 2012 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$15,422	$11,687	$9,559	$2,659
Class I	—	4,639	8,527	1,278
Class R6	—	11	7,788	9
Class 1	44,369	—	—	—
Total	$59,791	$16,337	$25,874	$3,946

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its average daily net assets.

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended February 29, 2012 and for the year ended August 31, 2011 were as follows:

	Six months ended 2-29-12			Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	167,485	$3,215,503	507,212	$11,818,661
Distributions reinvested	65,077	1,097,207	499	11,639
Repurchased	(175,882)	(3,190,369)	(154,260)	(3,489,030)

Net increase	56,680	$1,122,341	353,451	$8,341,270

Class I shares

Sold	369,737	$7,211,931	380,013	$8,904,796
Distributions reinvested	55,162	929,482	323	7,521
Repurchased	(204,822)	(3,752,493)	(128,954)	(2,623,297)

Net increase	220,077	$4,388,920	251,382	$6,289,020

Class R6 shares

Sold	4,902	$100,000	—	—

Net increase	4,902	$100,000	—	—

Class 1 shares

Sold	455,979	$8,680,142	2,086,919	$49,947,659
Distributions reinvested	1,165,550	19,779,380	51,520	1,209,182
Repurchased	(668,523)	(12,723,665)	(1,368,483)	(31,198,631)

Net increase	953,006	$15,735,857	769,956	$19,958,210

Class NAV shares

Sold	2,575,334	$47,358,784	9,115,391	$211,855,049
Distributions reinvested	4,753,628	80,051,102	181,489	4,232,317
Repurchased	(2,247,479)	(44,515,935)	(3,559,592)	(81,881,202)

Net increase	5,081,483	$82,893,951	5,737,288	$134,206,164

Net increase	6,316,148	$104,241,069	7,112,077	$168,794,664

Affiliates of the Fund owned 100% of shares of beneficial interest of Class R6 and Class NAV shares on February 29, 2012.

26	Natural Resources Fund | Semiannual report

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $426,720,394 and $413,217,960, respectively, for the six months ended February 29, 2012.

Note 7 — Investment by affiliated funds

Certain investors in the Fund are affiliated funds and are managed by the Adviser and its affiliates. The affiliated funds do not invest in the Fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the Fund’s net assets. For the six months ended February 29, 2012, the following funds had an affiliate ownership concentration of 5% or more of the Fund’s net assets:

FUND	AFFILIATE CONCENTRATION

John Hancock Lifestyle Balanced Portfolio	19.6%
John Hancock Lifestyle Growth Portfolio	25.7%
John Hancock Lifestyle Aggressive Portfolio	12.4%

Semiannual report | Natural Resources Fund	27

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Investment Management
James R. Boyle†	Services, LLC
Charles L. Bardelis*
Peter S. Burgess*	Subadviser
Grace K. Fey	Wellington Management Company, LLP
Theron S. Hoffman
Hassell H. McClellan	Principal distributor
Steven M. Roberts*	John Hancock Funds, LLC

Officers	Custodian
Hugh McHaffie	State Street Bank and Trust Company
President
Transfer agent
Thomas M. Kinzler	John Hancock Signature Services, Inc.
Secretary and Chief Legal Officer
Legal counsel
Francis V. Knox, Jr.	K&L Gates LLP
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

28	Natural Resources Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Natural Resources Fund.	354SA 2/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	4/12

John Hancock
MUTUAL FUNDS

John Hancock
Strategic Income Opportunities Fund

Semiannual Report
2.29.12

A look at performance

Total returns for the period ended February 29, 2012

	Average annual total returns									SEC 30-day	SEC 30-day
	(%)				Cumulative total returns (%)					yield (%)	yield (%)
	with maximum sales charge				with maximum sales charge					subsidized	unsubsidized[1]

				Since					Since	as of	as of
	1-year	5-year	10-year	inception[2]	6-months	1-year	5-year	10-year	inception[2]	2-29-12	2-29-12

Class A3	0.08	7.51	—	6.96	–0.08	0.08	43.62	—	48.15	4.21	4.13

Class C3	3.07	7.31	—	6.58	3.36	3.07	42.30	—	45.08	3.70	3.63

Class I3,4	5.15	9.13	—	8.47	4.78	5.15	54.80	—	60.74	4.76	4.75

Class R6[3,4]	5.09	9.18	—	8.52	4.81	5.09	55.16	—	61.18	4.75	–14.78

Class NAV[4]	5.26	9.24	—	8.56	4.95	5.26	55.57	—	61.54	4.87	4.86

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. Sales charges are not applicable for Class I, Class R6 and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 12-31-12 for Class A and Class C shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For all other classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6	Class NAV
Net (%)	1.19	1.89	0.87	0.81*	0.76
Gross (%)	1.25	1.97	0.87	0.81*	0.76

* Expenses have been estimated for the class’s first full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

6	Strategic Income Opportunities Fund | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class A3	4-28-06	$15,514	$14,815	$14,537

Class C3,5	4-28-06	14,508	14,508	14,537

Class I3,4	4-28-06	16,074	16,074	14,537

Class R6[3,4]	4-28-06	16,118	16,118	14,537

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment grade debt issue.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or foreign currency impact, which would have resulted in different values if they did.

1 Unsubsidized yields reflect what the yields would have been without the effect of reimbursements and waivers.

2 From 4-28-06.

3 4-28-06 is the inception date for the oldest class of shares, Class NAV shares. The inception date for Class A shares, Class C shares and Class I shares is 1-4-10; the inception date for Class R6 shares is 9-1-11. The returns prior to this date are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A, Class C, Class I and Class R6 shares, respectively.

4 For certain types of investors, as described in the Fund’s prospectuses.

5 No contingent deferred sales charge is applicable.

Semiannual report | Strategic Income Opportunities Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2011 with the same investment held until February 29, 2012.

	Account value	Ending value on	Expenses paid during
	on 9-1-11	2-29-12	period ended 2-29-12[1]

Class A	$1,000.00	$1,046.30	$5.95

Class C	1,000.00	1,043.60	9.50

Class I	1,000.00	1,047.80	4.38

Class R6	1,000.00	1,048.10	4.23

Class NAV	1,000.00	1,049.50	3.72

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Strategic Income Opportunities Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2011, with the same investment held until February 29, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value on	Expenses paid during
	on 9-1-11	2-29-12	period ended 2-29-12[1]

Class A	$1,000.00	$1,019.00	$5.87

Class C	1,000.00	1,015.60	9.37

Class I	1,000.00	1,020.60	4.32

Class R6	1,000.00	1,020.70	4.17

Class NAV	1,000.00	1,021.20	3.67

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.17%, 1.87%, 0.86%, 0.83% and 0.73% for Class A, Class C, Class I, Class R6 and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual report | Strategic Income Opportunities Fund	9

Portfolio summary

Portfolio Composition[1]

Corporate Bonds	44.4%	Term Loans	2.8%

Foreign Government Obligations	28.8%	Convertible Bonds	1.6%

Collateralized Mortgage Obligations	4.7%	Asset-Backed Securities	0.6%

Preferred Securities	3.8%	Options Purchased	0.1%

Capital Preferred Securities	3.4%	Short-Term Investments and Other	6.6%

Common Stocks	3.2%

Sector Composition[1,3]

Foreign Government Obligations	28.8%	Utilities	3.2%

Financials	21.7%	Consumer Staples	2.7%

Consumer Discretionary	11.0%	Health Care	2.4%

Collateralized Mortgage Obligations	4.7%	Information Technology	1.2%

Materials	4.5%	Asset-Backed Securities	0.6%

Industrials	4.3%	Options Purchased	0.1%

Energy	4.1%	Short-Term Investments and Other	6.6%

Telecommunication Services	4.1%

Quality Composition[1,4]

AAA	18.7%	B	18.8%

AA	5.2%	CCC & Below	8.2%

A	8.8%	Not Rated	1.4%

BBB	12.8%	Equities	7.1%

BB	12.4%	Short-Term Investments and Other	6.6%

Top 10 Countries[1,2,3]

United States	48.1%	New Zealand	3.2%

Canada	4.6%	Indonesia	3.0%

Singapore	4.5%	Australia	2.7%

Philippines	3.8%	Cayman Islands	2.3%

South Korea	3.7%	Germany	2.2%

1 As a percentage of net assets on 2-29-12.

2 Cash and cash equivalents not included.

3 International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Higher-yielding bonds are riskier than lower-yielding bonds and their value may fluctuate more in response to market conditions. The Fund may not be appropriate for all investors. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of these sectors.

4 Ratings are from Moody’s Investor Services, Inc. If not available, we have used S&P ratings. In the absence of ratings from these agencies, we have used Fitch, Inc. ratings. “Not Rated” securities are those with no ratings available from these agencies. All are as of 2-29-12 and do not reflect subsequent downgrades or upgrades, if any.

10	Strategic Income Opportunities Fund | Semiannual report

Fund’s investments

As of 2-29-12 (unaudited)

		Maturity
	Rate (%)	date	Par value^	Value
Corporate Bonds 44.42%			$1,236,745,970

(Cost $1,186,505,692)

Consumer Discretionary 8.91%				248,222,015

Auto Components 1.26%

Allison Transmission, Inc. (S)	7.125	05-15-19	$4,620,000	4,758,600

Allison Transmission, Inc. (S)	11.000	11-01-15	2,105,000	2,223,380

Exide Technologies	8.625	02-01-18	2,395,000	1,862,114

Hyva Global BV (S)	8.625	03-24-16	2,600,000	2,223,000

Lear Corp.	8.125	03-15-20	3,540,000	3,991,350

Tenneco, Inc.	6.875	12-15-20	2,545,000	2,729,513

The Goodyear Tire & Rubber Company	7.000	05-15-22	1,850,000	1,880,063

The Goodyear Tire & Rubber Company	8.250	08-15-20	11,915,000	13,017,138

The Goodyear Tire & Rubber Company	8.750	08-15-20	1,905,000	2,097,881

TRW Automotive, Inc. (S)	8.875	12-01-17	340,000	378,250

Automobiles 0.67%

Chrysler Group LLC	8.250	06-15-21	1,605,000	1,621,050

Ford Motor Company	6.625	10-01-28	5,829,000	6,274,872

Ford Motor Company	7.450	07-16-31	3,139,000	4,029,691

Ford Motor Credit Company LLC	4.250	02-03-17	5,380,000	5,533,056

Ford Motor Credit Company LLC	8.700	10-01-14	1,100,000	1,251,099

Food Products 0.15%

Simmons Foods, Inc. (S)	10.500	11-01-17	4,285,000	4,092,175

Hotels, Restaurants & Leisure 1.72%

Ameristar Casinos, Inc.	7.500	04-15-21	1,260,000	1,360,800

Arcos Dorados Holdings, Inc. (BRL) (D)(S)	10.250	07-13-16	7,480,000	4,540,923

CCM Merger, Inc. (S)	8.000	08-01-13	6,772,000	6,704,280

Fontainebleau Las Vegas Holdings LLC (H)(S)	10.250	06-15-15	1,295,000	809

Great Canadian Gaming Corp. (S)	7.250	02-15-15	2,055,000	2,088,394

Landry’s Acquisition Company (S)	11.625	12-01-15	630,000	688,275

Landry’s Holdings, Inc. (S)	11.500	06-01-14	5,565,000	5,551,088

Landry’s, Inc.	11.625	12-01-15	2,100,000	2,294,250

Little Traverse Bay Bands of Odawa Indians (S)	9.000	08-31-20	464,000	408,320

MGM Resorts International	6.625	07-15-15	13,140,000	13,304,250

MGM Resorts International (S)	8.625	02-01-19	2,550,000	2,715,750

Mohegan Tribal Gaming Authority	7.125	08-15-14	6,100,000	4,300,500

Mohegan Tribal Gaming Authority	8.000	04-01-12	3,355,000	2,851,750

Mohegan Tribal Gaming Authority (S)	11.500	11-01-17	255,000	247,988

Waterford Gaming LLC (S)	8.625	09-15-14	1,620,746	811,447

See notes to financial statements	Semiannual report | Strategic Income Opportunities Fund	11

		Maturity
	Rate (%)	date	Par value^	Value
Household Durables 0.29%

Beazer Homes USA, Inc.	6.875	07-15-15	$1,380,000	$1,292,025

Beazer Homes USA, Inc.	8.125	06-15-16	1,940,000	1,816,325

Beazer Homes USA, Inc.	9.125	05-15-19	1,575,000	1,342,688

Standard Pacific Corp.	8.375	05-15-18	2,020,000	2,161,400

Standard Pacific Corp.	8.375	01-15-21	1,385,000	1,471,563

Media 3.88%

AMC Entertainment, Inc.	8.000	03-01-14	2,686,000	2,686,000

AMC Entertainment, Inc.	8.750	06-01-19	6,535,000	6,812,738

AMC Entertainment, Inc.	9.750	12-01-20	6,210,000	5,806,350

Cablevision Systems Corp.	8.000	04-15-20	8,680,000	9,743,300

Cablevision Systems Corp.	8.625	09-15-17	2,680,000	3,021,700

CCO Holdings LLC	7.000	01-15-19	9,560,000	10,324,800

Cinemark USA, Inc.	7.375	06-15-21	3,200,000	3,416,000

Cinemark USA, Inc.	8.625	06-15-19	500,000	556,250

Clear Channel Communications, Inc.	9.000	03-01-21	1,690,000	1,554,800

Clear Channel Communications, Inc.	10.750	08-01-16	8,865,000	7,224,975

Clear Channel Communications, Inc., PIK	11.000	08-01-16	5,434,203	4,347,362

Comcast Corp.	4.950	06-15-16	1,165,000	1,316,847

DISH DBS Corp.	7.875	09-01-19	14,000,000	16,450,000

Nexstar Broadcasting, Inc.	7.000	01-15-14	230,000	229,713

Nexstar Broadcasting, Inc., PIK	7.000	01-15-14	964,997	963,791

Quebecor Media, Inc. (CAD) (D)(S)	7.375	01-15-21	985,000	1,010,435

Regal Entertainment Group	9.125	08-15-18	1,530,000	1,675,350

Shaw Communications, Inc. (CAD) (D)	5.500	12-07-20	1,580,000	1,751,453

Shaw Communications, Inc. (CAD) (D)	5.700	03-02-17	610,000	686,194

Shaw Communications, Inc. (CAD) (D)	6.500	06-02-14	1,225,000	1,346,974

Sirius XM Radio, Inc. (S)	8.750	04-01-15	8,170,000	9,272,950

Videotron Ltee (CAD) (D)(S)	7.125	01-15-20	1,780,000	1,870,057

Videotron Ltee (CAD) (D)	7.125	01-15-20	290,000	309,212

Virgin Media Secured Finance PLC	5.250	01-15-21	1,260,000	1,379,331

WMG Acquisition Corp. (S)	11.500	10-01-18	6,040,000	6,417,500

XM Satellite Radio, Inc. (S)	7.625	11-01-18	7,200,000	7,884,000

Multiline Retail 0.28%

Macy’s Retail Holdings, Inc.	7.875	08-15-36	4,429,000	4,954,585

Michaels Stores, Inc.	11.375	11-01-16	2,725,000	2,888,228

Specialty Retail 0.55%

Automotores Gildemeister SA (S)	8.250	05-24-21	6,505,000	6,765,200

Empire Today LLC (S)	11.375	02-01-17	2,995,000	2,890,175

Gymboree Corp.	9.125	12-01-18	1,590,000	1,423,050

Hillman Group, Inc.	10.875	06-01-18	2,640,000	2,765,400

Toys R Us Property Company II LLC	8.500	12-01-17	1,285,000	1,358,888

Textiles, Apparel & Luxury Goods 0.11%

PVH Corp.	7.375	05-15-20	2,885,000	3,202,350

12	Strategic Income Opportunities Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Consumer Staples 2.62%				$73,005,948

Beverages 0.26%

Anheuser-Busch InBev Worldwide, Inc. (BRL) (D)	9.750	11-17-15	$7,218,000	4,423,902

Corp. Lindley SA (S)	6.750	11-23-21	2,745,000	2,944,013

Food & Staples Retailing 0.12%

Rite Aid Corp. (S)	9.250	03-15-20	3,170,000	3,209,625

Food Products 0.88%

B&G Foods, Inc.	7.625	01-15-18	2,755,000	2,985,731

Corp. Pesquera Inca SAC (S)	9.000	02-10-17	2,310,000	2,448,600

Del Monte Corp.	7.625	02-15-19	5,050,000	5,062,625

Grupo Bimbo SAB de CV (S)	4.500	01-25-22	3,020,000	3,112,074

Marfrig Holding Europe BV (S)	8.375	05-09-18	5,634,000	5,126,940

TreeHouse Foods, Inc.	7.750	03-01-18	2,005,000	2,195,475

Viterra, Inc. (CAD) (D)	8.500	07-07-14	3,460,000	3,636,768

Household Products 1.06%

Reynolds Group Issuer, Inc. (S)	8.250	02-15-21	870,000	830,850

Reynolds Group Issuer, Inc. (S)	9.000	04-15-19	20,145,000	20,145,000

Reynolds Group Issuer, Inc. (S)	9.250	05-15-18	2,895,000	2,909,475

Yankee Candle Company, Inc.	8.500	02-15-15	3,920,000	4,013,139

Yankee Candle Company, Inc., Series B	9.750	02-15-17	1,120,000	1,136,800

YCC Holdings LLC, PIK	10.250	02-15-16	580,000	561,875

Personal Products 0.30%

Hypermarcas SA (S)	6.500	04-20-21	7,235,000	6,981,775

Revlon Consumer Products Corp.	9.750	11-15-15	1,185,000	1,281,281

Energy 3.96%				110,261,945

Energy Equipment & Services 1.06%

Calfrac Holdings LP (S)	7.500	12-01-20	3,485,000	3,485,000

Inkia Energy, Ltd. (S)	8.375	04-04-21	6,790,000	6,993,700

Offshore Group Investments, Ltd.	11.500	08-01-15	11,005,000	12,270,575

PHI, Inc.	8.625	10-15-18	3,880,000	3,977,000

Trinidad Drilling, Ltd. (S)	7.875	01-15-19	1,575,000	1,685,250

Weatherford International, Ltd.	9.625	03-01-19	800,000	1,083,610

Oil, Gas & Consumable Fuels 2.90%

Alpha Natural Resources, Inc.	6.250	06-01-21	5,530,000	5,364,100

Arch Coal, Inc. (S)	7.000	06-15-19	2,640,000	2,640,000

Arch Coal, Inc. (S)	7.250	06-15-21	7,650,000	7,630,875

Bumi Investment Pte, Ltd. (S)	10.750	10-06-17	1,845,000	1,976,456

Energy Partners, Ltd.	8.250	02-15-18	1,325,000	1,325,000

EV Energy Partners LP	8.000	04-15-19	3,330,000	3,496,500

Forbes Energy Services, Ltd.	9.000	06-15-19	2,325,000	2,290,125

Linn Energy LLC (S)	6.250	11-01-19	1,340,000	1,338,325

Linn Energy LLC	8.625	04-15-20	2,140,000	2,375,400

MarkWest Energy Partners LP	6.500	08-15-21	2,085,000	2,251,800

McMoRan Exploration Company	11.875	11-15-14	5,875,000	6,227,500

Niska Gas Storage US LLC	8.875	03-15-18	3,550,000	3,408,000

Pan American Energy LLC (S)	7.875	05-07-21	3,370,000	3,538,500

Peabody Energy Corp. (S)	6.250	11-15-21	6,160,000	6,452,600

Pertamina Persero PT (S)	5.250	05-23-21	2,410,000	2,560,625

See notes to financial statements	Semiannual report | Strategic Income Opportunities Fund	13

		Maturity
	Rate (%)	date	Par value^	Value
Oil, Gas & Consumable Fuels (continued)

Pertamina Persero PT (S)	6.500	05-27-41	$1,730,000	$1,915,975

Petrobras International Finance Company	5.375	01-27-21	3,600,000	3,869,323

Petroleos Mexicanos	6.000	03-05-20	2,120,000	2,400,900

RDS Ultra-Deepwater, Ltd. (S)	11.875	03-15-17	5,065,000	5,495,525

Regency Energy Partners LP	9.375	06-01-16	4,310,000	4,773,325

Valero Energy Corp.	4.500	02-01-15	485,000	518,797

Valero Energy Corp.	6.125	02-01-20	485,000	565,646

W&T Offshore, Inc.	8.500	06-15-19	4,285,000	4,611,731

Westmoreland Coal Company	10.750	02-01-18	3,315,000	3,182,400

Williams Partners LP	7.250	02-01-17	460,000	557,382

Financials 14.35%				399,484,938

Capital Markets 0.90%

Affinion Group Holdings, Inc.	11.625	11-15-15	4,370,000	3,889,300

E*Trade Financial Corp.	6.750	06-01-16	3,295,000	3,352,663

Hongkong Land Treasury Services (Singapore)
Pte, Ltd. (SGD) (D)	3.860	12-29-17	2,500,000	2,086,829

Macquarie Group, Ltd. (S)	7.300	08-01-14	960,000	1,011,601

Morgan Stanley (BRL) (D)(S)	11.500	10-22-20	16,759,000	9,588,422

Polymer Group, Inc.	7.750	02-01-19	480,000	513,600

Temasek Financial I, Ltd. (SGD) (D)	3.265	02-19-20	5,250,000	4,547,277

Commercial Banks 4.09%

ANZ National International, Ltd. (SGD) (D)	2.950	07-27-15	2,750,000	2,235,567

Banco de Galicia y Buenos Aires (S)	8.750	05-04-18	5,280,000	5,042,400

Banco Safra SA (BRL) (D)(S)	10.250	08-08-16	3,326,000	1,919,870

Banco Votorantim SA (BRL) (D)(S)	6.250	05-16-16	7,000,000	4,280,099

BanColombia SA	5.950	06-03-21	4,495,000	4,663,563

BBVA Bancomer SA (S)	6.500	03-10-21	4,795,000	4,890,900

Citizens Republic Bancorp, Inc.	5.750	02-01-13	3,500,000	3,254,115

DBS Bank, Ltd. (IDR) (D)(S)	6.890	12-23-13	86,000,000,000	9,451,419

First Niagara Financial Group, Inc.	7.250	12-15-21	13,890,000	14,652,672

First Tennessee Bank NA	5.050	01-15-15	508,000	519,941

M&I Marshall & Ilsley Bank	5.000	01-17-17	13,821,000	14,758,589

Regions Financial Corp.	7.375	12-10-37	2,885,000	2,632,563

Standard Chartered Bank (SGD) (D)	2.220	07-05-13	6,000,000	4,814,119

State Bank of India/London (S)	4.500	07-27-15	1,760,000	1,810,355

Synovus Financial Corp.	5.125	06-15-17	760,000	691,600

Synovus Financial Corp.	7.875	02-15-19	4,515,000	4,627,875

The Royal Bank of Scotland PLC (SGD) (D)(P)	1.609	03-31-14	7,500,000	5,945,950

The South Financial Group, Inc. (P)	1.908	09-01-37	490,000	400,575

United Community Banks, Inc./GA (S)	7.500	09-30-15	2,075,000	1,955,688

Wells Fargo & Company	2.625	12-15-16	5,845,000	6,018,117

Western Alliance Bancorp	10.000	09-01-15	2,200,000	2,356,750

Wilmington Trust Corp.	4.875	04-15-13	3,905,000	4,047,380

Wilmington Trust Corp.	8.500	04-02-18	10,405,000	12,471,766

Zions Bancorporation	6.000	09-15-15	420,000	432,356

Consumer Finance 0.25%

Capital One Financial Corp.	6.150	09-01-16	6,605,000	7,076,161

14	Strategic Income Opportunities Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Diversified Financial Services 6.60%

Alfa Bank OJSC (S)	7.750	04-28-21	$2,450,000	$2,431,625

Banco Continental SA (7.375% to 10-7-20,
then 3 month LIBOR + 6.802%) (S)	7.375	10-07-40	1,625,000	1,666,711

Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA/Netherlands (NZD) (D)	5.125	03-12-13	4,156,000	3,506,552

Corp Andina de Fomento	3.750	01-15-16	2,210,000	2,272,223

Council of Europe Development Bank (AUD) (D)	5.250	05-27-13	2,760,000	2,966,061

Eurofima (AUD) (D)	6.000	01-28-14	8,090,000	8,797,295

European Investment Bank (NOK) (D)	4.250	02-04-15	70,100,000	12,965,503

European Investment Bank (AUD) (D)	5.375	05-20-14	13,665,000	14,779,970

European Investment Bank (NZD) (D)	6.500	09-10-14	3,920,000	3,437,027

Forethought Financial Group, Inc. (S)	8.625	04-15-21	3,000,000	3,012,873

General Electric Capital Australia Funding Pty,
Ltd. (AUD) (D)	7.000	10-08-15	5,300,000	5,922,164

General Electric Capital Corp. (SEK) (D)	4.875	04-05-16	41,000,000	6,497,670

General Electric Capital Corp., Series A
(NZD) (D)	7.625	12-10-14	14,055,000	12,597,443

Gruposura Finance (S)	5.700	05-18-21	3,475,000	3,570,563

Inter-American Development Bank (INR) (D)	4.750	01-10-14	166,600,000	3,317,553

Inter-American Development Bank (AUD) (D)	5.375	05-27-14	5,000,000	5,480,860

Inter-American Development Bank, Series INTL
(NZD) (D)	7.250	05-24-12	9,930,000	8,358,344

Inter-American Development Bank, Series MPLE
(CAD) (D)	4.250	12-02-12	495,000	511,174

Intercorp Retail Trust (S)	8.875	11-14-18	3,010,000	3,235,750

International Bank for Reconstruction &
Development (NZD) (D)	4.500	08-16-16	5,300,000	4,546,949

International Bank for Reconstruction &
Development (NZD) (D)	5.375	12-15-14	7,930,000	6,936,667

International Finance Corp. (AUD) (D)	7.500	02-28-13	2,515,000	2,779,375

Kreditanstalt fuer Wiederaufbau (NOK) (D)	4.000	12-15-14	39,250,000	7,314,900

Kreditanstalt fuer Wiederaufbau (AUD) (D)	5.750	05-13-15	15,350,000	16,898,394

Kreditanstalt fuer Wiederaufbau (AUD) (D)	6.000	01-19-16	10,200,000	11,304,357

Kreditanstalt fuer Wiederaufbau (AUD) (D)	6.000	08-20-20	18,700,000	20,789,071

Kreditanstalt fuer Wiederaufbau (IDR) (D)	7.000	10-22-12	47,700,000,000	5,352,183

Nationstar Mortgage	10.875	04-01-15	2,120,000	2,204,800

Ono Finance II PLC (S)	10.875	07-15-19	395,000	356,488

Insurance 1.51%

Allstate Corp. (P)	6.125	05-15-37	7,405,000	7,247,644

American International Group, Inc. (8.175% to
5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58	13,870,000	14,684,863

Chubb Corp. (6.375% until 4-15-17, then
3 month LIBOR + 2.250%)	6.375	03-29-67	2,235,000	2,300,653

CNO Financial Group, Inc. (S)	9.000	01-15-18	3,770,000	4,057,463

Glen Meadow Pass-Through Trust (6.505% to
2-15-17, then 3 month LIBOR + 2.125%) (S)	6.505	02-12-67	7,270,000	5,452,500

MetLife, Inc.	6.400	12-15-36	4,400,000	4,337,326

Symetra Financial Corp. (8.300% to 10-15-17,
then 3 month LIBOR + 4.177%) (S)	8.300	10-15-37	1,095,000	1,067,625

XL Group PLC., Series E (6.500% to 4-15-17,
then 3 month LIBOR + 2.458%) (Q)	6.500	04-15-17	3,433,000	2,909,468

See notes to financial statements	Semiannual report | Strategic Income Opportunities Fund	15

		Maturity
	Rate (%)	date	Par value^	Value
Real Estate Investment Trusts 0.07%

DuPont Fabros Technology LP	8.500	12-15-17	$1,630,000	$1,801,150

Real Estate Management & Development 0.93%

CapitaMalls Asia Treasury, Ltd. (SGD) (D)	3.950	08-24-17	7,750,000	6,295,616

Country Garden Holdings Company, Ltd. (S)	11.125	02-23-18	1,190,000	1,195,950

Realogy Corp. (S)	7.625	01-15-20	585,000	604,013

Realogy Corp. (S)	7.875	02-15-19	2,695,000	2,614,150

Realogy Corp.	11.500	04-15-17	6,055,000	5,540,325

Realogy Corp.	12.000	04-15-17	7,586,484	6,979,565

Yanlord Land Group, Ltd. (S)	10.625	03-29-18	2,940,000	2,646,000

Health Care 2.06%				57,241,720

Biotechnology 0.15%

Grifols, Inc.	8.250	02-01-18	1,390,000	1,508,150

Kinetic Concepts, Inc. (S)	10.500	11-01-18	2,485,000	2,584,400

Health Care Equipment & Supplies 0.10%

Alere, Inc.	8.625	10-01-18	2,460,000	2,598,375

Health Care Providers & Services 1.32%

BioScrip, Inc.	10.250	10-01-15	4,931,000	5,313,153

Community Health Systems, Inc.	8.875	07-15-15	8,710,000	9,123,725

Emergency Medical Services Corp.	8.125	06-01-19	650,000	682,500

ExamWorks Group, Inc. (S)	9.000	07-15-19	6,125,000	5,971,875

HCA, Inc.	7.500	02-15-22	8,195,000	8,871,088

HCA, Inc.	8.000	10-01-18	1,600,000	1,764,000

HCA, Inc.	8.500	04-15-19	4,105,000	4,597,600

LifePoint Hospitals, Inc.	6.625	10-01-20	480,000	516,000

Pharmaceuticals 0.49%

Catalent Pharma Solutions, Inc., PIK (P)	9.500	04-15-15	9,628,018	9,940,929

Endo Pharmaceuticals Holdings, Inc.	7.250	01-15-22	3,170,000	3,526,625

Valeant Pharmaceuticals International, Inc. (S)	7.000	10-01-20	240,000	243,300

Industrials 3.59%				99,860,253

Aerospace & Defense 0.25%

Bombardier, Inc. (S)	7.750	03-15-20	730,000	846,800

Kratos Defense & Security Solutions, Inc.	10.000	06-01-17	2,485,000	2,677,588

TransDigm, Inc.	7.750	12-15-18	3,080,000	3,388,000

Airlines 0.99%

America West Airlines 2001-1 Pass
Through Trust	7.100	04-02-21	2,923,904	2,821,567

Delta Air Lines 2002-1 Class G-1 Pass
Through Trust	6.718	01-02-23	1,444,751	1,516,989

Delta Air Lines 2007-1 Class A Pass
Through Trust	6.821	08-10-22	1,835,999	2,012,806

Delta Air Lines, Inc. (S)	9.500	09-15-14	3,442,000	3,691,545

Delta Air Lines, Inc. (S)	12.250	03-15-15	2,405,000	2,591,388

TAM Capital 3, Inc. (S)	8.375	06-03-21	4,325,000	4,541,250

TAM Capital, Inc.	7.375	04-25-17	1,690,000	1,761,825

United Air Lines, Inc. (S)	9.875	08-01-13	347,000	365,218

United Air Lines, Inc. (S)	12.000	11-01-13	4,610,000	4,886,600

United Air Lines, Inc.	12.750	07-15-12	726,739	752,175

16	Strategic Income Opportunities Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Airlines (continued)

United Airlines 2009-1 Pass Through Trust	10.400	11-01-16	$859,999	$980,399

United Airlines 2009-2A Pass Through Trust	9.750	01-15-17	1,306,597	1,496,053

Building Products 0.25%

Euramax International, Inc.	9.500	04-01-16	1,085,000	979,213

Nortek, Inc.	8.500	04-15-21	1,740,000	1,683,450

Nortek, Inc.	10.000	12-01-18	3,800,000	3,999,500

Voto-Votorantim Overseas Trading Operations
NV (S)	6.625	09-25-19	330,000	362,175

Commercial Services & Supplies 0.40%

Avis Budget Car Rental LLC	9.625	03-15-18	1,655,000	1,803,950

Covanta Holding Corp.	7.250	12-01-20	5,490,000	5,855,403

Garda World Security Corp. (S)	9.750	03-15-17	3,285,000	3,465,675

Construction & Engineering 0.27%

Aeropuertos Argentina 2000 SA (S)	10.750	12-01-20	3,257,280	3,477,146

Tutor Perini Corp.	7.625	11-01-18	3,975,000	3,994,875

Construction Materials 0.14%

Votorantim Cimentos SA (S)	7.250	04-05-41	3,815,000	3,818,815

Electrical Equipment 0.29%

Coleman Cable, Inc.	9.000	02-15-18	2,550,000	2,639,250

WPE International Cooperatief UA (S)	10.375	09-30-20	5,640,000	5,315,700

Industrial Conglomerates 0.45%

General Electric Capital Australia Funding Pty,
Ltd. (AUD) (D)	6.750	02-18-14	2,200,000	2,414,115

Grupo KUO SAB de CV (S)	9.750	10-17-17	3,702,000	3,998,160

Hutchison Whampoa International, Ltd. (S)	4.625	09-11-15	1,220,000	1,291,926

Mega Advance Investments, Ltd. (S)	5.000	05-12-21	2,695,000	2,809,521

Odebrecht Finance, Ltd. (Q)(S)	7.500	09-14-15	1,815,000	1,873,988

Smiths Group PLC (S)	7.200	05-15-19	190,000	229,910

Machinery 0.12%

Thermadyne Holdings Corp.	9.000	12-15-17	1,875,000	1,959,375

Volvo Treasury AB (S)	5.950	04-01-15	1,215,000	1,303,396

Marine 0.10%

Navios Maritime Holdings, Inc.	8.125	02-15-19	2,370,000	1,907,850

Navios South American Logistics, Inc. (S)	9.250	04-15-19	1,120,000	929,600

Road & Rail 0.16%

Swift Services Holdings, Inc.	10.000	11-15-18	4,125,000	4,511,719

Trading Companies & Distributors 0.03%

Aircastle, Ltd. (S)	9.750	08-01-18	855,000	959,738

Transportation Infrastructure 0.14%

SCF Capital, Ltd. (S)	5.375	10-27-17	4,110,000	3,945,600

Information Technology 0.71%				19,827,138

Communications Equipment 0.02%

Hughes Satellite Systems Corp.	7.625	06-15-21	475,000	515,375

Computers & Peripherals 0.18%

Seagate HDD Cayman (S)	7.000	11-01-21	4,600,000	5,094,500

See notes to financial statements	Semiannual report | Strategic Income Opportunities Fund	17

		Maturity
	Rate (%)	date	Par value^	Value
Electronic Equipment, Instruments & Components 0.14%

CDW LLC	12.535	10-12-17	$1,750,000	$1,907,500

Freescale Semiconductor, Inc. (S)	9.250	04-15-18	1,745,000	1,919,500

IT Services 0.25%

Brightstar Corp. (S)	9.500	12-01-16	5,770,000	6,000,800

Equinix, Inc.	8.125	03-01-18	960,000	1,071,600

Software 0.12%

First Data Corp. (S)	8.875	08-15-20	3,065,000	3,317,863

Materials 4.31%				119,998,898

Chemicals 0.28%

American Pacific Corp.	9.000	02-01-15	2,185,000	2,124,913

Braskem Finance, Ltd. (S)	5.750	04-15-21	1,055,000	1,099,838

Braskem Finance, Ltd. (S)	7.000	05-07-20	2,460,000	2,718,300

Braskem Finance, Ltd. (Q)(S)	7.375	10-04-15	1,495,000	1,513,688

Ferro Corp.	7.875	08-15-18	375,000	391,875

Construction Materials 0.14%

China Shanshui Cement Group, Ltd. (S)	8.500	05-25-16	2,505,000	2,486,213

Vulcan Materials Company	7.500	06-15-21	1,215,000	1,353,206

Containers & Packaging 1.33%

AEP Industries, Inc.	8.250	04-15-19	2,925,000	3,115,125

Ball Corp.	6.750	09-15-20	11,630,000	12,967,450

Berry Plastics Corp.	8.250	11-15-15	3,940,000	4,235,500

Berry Plastics Corp.	9.750	01-15-21	1,255,000	1,342,850

Cascades, Inc.	7.875	01-15-20	745,000	752,450

Graham Packaging Company LP	9.875	10-15-14	375,000	382,500

Graphic Packaging International, Inc.	7.875	10-01-18	283,000	311,300

Graphic Packaging International, Inc.	9.500	06-15-17	2,855,000	3,176,188

Owens-Brockway Glass Container, Inc.	7.375	05-15-16	4,700,000	5,322,750

Pretium Packaging LLC	11.500	04-01-16	1,320,000	1,372,800

Solo Cup Company	10.500	11-01-13	4,000,000	4,045,000

Metals & Mining 1.73%

APERAM (S)	7.750	04-01-18	1,690,000	1,605,500

CSN Islands XI Corp. (S)	6.875	09-21-19	510,000	567,375

CSN Islands XII Corp. (Q)(S)	7.000	09-23-15	2,375,000	2,375,000

Essar Steel Algoma, Inc. (S)	9.375	03-15-15	2,238,000	2,305,140

Gerdau Holdings, Inc. (S)	7.000	01-20-20	1,175,000	1,324,813

Gerdau Trade, Inc. (S)	5.750	01-30-21	4,610,000	4,771,350

Metinvest BV (S)	8.750	02-14-18	4,175,000	3,820,125

Midwest Vanadium Pty, Ltd. (S)	11.500	02-15-18	4,928,000	3,375,680

Rain CII Carbon LLC (S)	8.000	12-01-18	4,815,000	5,067,788

Rio Tinto Finance USA, Ltd.	7.125	07-15-28	1,795,000	2,425,822

Rio Tinto Finance USA, Ltd.	9.000	05-01-19	1,540,000	2,123,638

SunCoke Energy, Inc.	7.625	08-01-19	4,735,000	4,924,400

Teck Resources, Ltd.	10.750	05-15-19	505,000	626,200

Thompson Creek Metals Company, Inc.	7.375	06-01-18	2,775,000	2,657,063

Vale Overseas, Ltd.	4.625	09-15-20	2,005,000	2,145,464

Vedanta Resources PLC (S)	8.250	06-07-21	6,128,000	5,653,080

Winsway Coking Coal Holding, Ltd. (S)	8.500	04-08-16	2,930,000	2,512,475

18	Strategic Income Opportunities Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Paper & Forest Products 0.83%

AbitibiBowater, Inc. (S)	10.250	10-15-18	$2,650,000	$3,027,625

Celulosa Arauco y Constitucion SA	5.000	01-21-21	1,810,000	1,878,094

Clearwater Paper Corp.	10.625	06-15-16	195,000	221,569

Longview Fibre Paper & Packaging, Inc. (S)	8.000	06-01-16	1,735,000	1,782,713

Mercer International, Inc.	9.500	12-01-17	2,365,000	2,471,425

Sappi Papier Holding GmbH (S)	7.500	06-15-32	6,715,000	5,506,300

Suzano Trading, Ltd. (S)	5.875	01-23-21	6,205,000	6,034,363

Verso Paper Holdings LLC	8.750	02-01-19	4,210,000	2,083,950

Telecommunication Services 3.33%				92,712,143

Communications Equipment 0.06%

Sable International Finance, Ltd. (S)	7.750	02-15-17	915,000	949,313

SingTel Group Treasury Pte, Ltd. (SGD) (D)	3.488	04-08-20	1,000,000	855,794

Diversified Telecommunication Services 1.85%

AT&T, Inc.	6.700	11-15-13	1,240,000	1,363,954

Axtel SAB de CV (S)	7.625	02-01-17	4,015,000	3,472,975

Axtel SAB de CV (S)	9.000	09-22-19	3,250,000	2,811,250

Cincinnati Bell, Inc.	8.750	03-15-18	3,425,000	3,262,313

Crown Castle Towers LLC (S)	4.883	08-15-20	5,791,000	6,058,701

Frontier Communications Corp.	7.125	03-15-19	1,045,000	1,068,513

GTP Acquisition Partners I LLC (S)	7.628	06-15-16	3,215,000	3,146,922

GTP Towers Issuer LLC (S)	8.112	02-15-15	3,165,000	3,227,822

Intelsat Jackson Holdings SA	11.250	06-15-16	430,000	454,725

Intelsat Luxembourg SA	11.250	02-04-17	7,865,000	8,110,781

Intelsat Luxembourg SA, PIK (S)	11.500	02-04-17	2,995,000	3,054,900

Level 3 Financing, Inc.	10.000	02-01-18	540,000	595,350

Oi SA (BRL) (S)	9.750	09-15-16	4,668,000	2,704,708

Satmex Escrow SA de CV	9.500	05-15-17	3,293,000	3,408,255

West Corp.	11.000	10-15-16	6,745,000	7,158,131

Wind Acquisition Finance SA (S)	7.250	02-15-18	1,635,000	1,594,125

Wireless Telecommunication Services 1.42%

American Tower Corp.	7.000	10-15-17	4,042,000	4,662,952

CC Holdings GS V LLC (S)	7.750	05-01-17	1,250,000	1,362,500

Data & Audio Visual Enterprises Wireless, Inc.
(CAD) (D)	9.500	04-29-18	2,181,000	1,972,808

Digicel Group, Ltd. (S)	8.875	01-15-15	4,495,000	4,573,663

Digicel, Ltd. (S)	7.000	02-15-20	1,275,000	1,287,750

Digicel, Ltd. (S)	8.250	09-01-17	4,070,000	4,314,200

Nextel Communications, Inc.	6.875	10-31-13	1,120,000	1,124,200

Nextel Communications, Inc.	7.375	08-01-15	7,175,000	7,085,313

NII Capital Corp.	8.875	12-15-19	2,205,000	2,375,888

NII Capital Corp.	10.000	08-15-16	695,000	792,300

SBA Tower Trust (S)	5.101	04-15-17	3,721,000	3,988,912

Sprint Capital Corp.	8.750	03-15-32	5,365,000	4,774,850

Sprint Nextel Corp. (S)	9.000	11-15-18	985,000	1,098,275

See notes to financial statements	Semiannual report | Strategic Income Opportunities Fund	19

		Maturity
	Rate (%)	date	Par value^	Value
Utilities 0.58%				$16,130,972

Electric Utilities 0.36%

Appalachian Power Company	5.000	06-01-17	$900,000	1,015,844

Centrais Eletricas do Para SA (H)(S)	10.500	06-03-16	2,975,000	1,487,969

Cia de Eletricidade do Estado da Bahia (BRL) (D)(S)	11.750	04-27-16	3,317,000	2,023,327

Dubai Electricity & Water Authority (S)	7.375	10-21-20	3,365,000	3,520,631

United Maritime Group LLC	11.750	06-15-15	1,830,000	1,868,888

Independent Power Producers & Energy Traders 0.11%

AES Andres Dominicana, Ltd. (S)	9.500	11-12-20	2,925,000	3,049,313

Water Utilities 0.11%

Cia de Saneamento Basico do Estado de Sao
Paulo (S)	6.250	12-16-20	3,000,000	3,165,000

Foreign Government Obligations 28.81%			$802,146,759

(Cost $761,932,531)

Argentina 0.72%				19,986,363

Provincia de Buenos Aires (S)	10.875	01-26-21	$2,585,000	2,042,150

Provincia de Buenos Aires (S)	11.750	10-05-15	3,720,000	3,580,500

Provincia de Cordoba (S)	12.375	08-17-17	2,845,000	2,603,175

Provincia de Neuquen Argentina (S)	7.875	04-26-21	5,005,000	5,180,175

Republic of Argentina	7.000	10-03-15	1,565,000	1,518,050

Republic of Argentina	8.750	06-02-17	5,075,000	5,062,313

Australia 2.12%				59,075,513

New South Wales Treasury Corp. (AUD) (D)	6.000	05-01-20	20,000,000	23,160,211

Queensland Treasury Corp. (AUD) (D)	6.000	10-21-15	27,105,000	30,303,320

Queensland Treasury Corp. (AUD) (D)	6.000	04-21-16	5,008,000	5,611,982

Brazil 0.12%				3,510,157

Federative Republic of Brazil (BRL) (D)	10.250	01-10-28	5,253,000	3,510,157

Canada 3.30%				92,009,931

Canada Housing Trust No. 1 (CAD) (D)(S)	2.750	06-15-16	11,180,000	11,804,507

Government of Canada (CAD) (D)	2.500	06-01-15	11,710,000	12,302,571

Government of Canada (CAD) (D)	3.000	12-01-15	10,535,000	11,309,700

Government of Canada (CAD) (D)	4.000	06-01-16	12,390,000	13,881,383

Ontario School Boards Financing Corp.,
Series 01A2 (CAD) (D)	6.250	10-19-16	3,815,000	4,555,406

Province of Ontario	3.150	12-15-17	4,115,000	4,437,172

Province of Ontario (CAD) (D)	4.500	03-08-15	6,000,000	6,577,594

Province of Ontario (CAD) (D)	4.750	06-02-13	4,610,000	4,858,100

Province of Ontario (NZD) (D)	6.250	06-16-15	12,870,000	11,417,661

Province of Quebec (CAD) (D)	5.250	10-01-13	5,870,000	6,296,850

Province of Quebec (NZD) (D)	6.750	11-09-15	5,060,000	4,568,987

Chile 0.07%				1,929,300

Republic of Chile	3.875	08-05-20	1,770,000	1,929,300

Indonesia 2.87%				79,815,631

Republic of Indonesia (S)	5.875	03-13-20	1,365,000	1,585,106

Republic of Indonesia (IDR) (D)	8.250	07-15-21	232,740,000,000	30,343,155

Republic of Indonesia (IDR) (D)	9.500	06-15-15	130,720,000,000	16,501,110

Republic of Indonesia (IDR) (D)	9.500	07-15-31	116,800,000,000	16,935,029

20	Strategic Income Opportunities Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Indonesia (continued)

Republic of Indonesia (IDR) (D)	10.000	07-15-17	$74,110,000,000	$10,037,567

Republic of Indonesia (IDR) (D)	12.500	03-15-13	23,855,000,000	2,859,466

Republic of Indonesia (IDR) (D)	14.250	06-15-13	12,500,000,000	1,554,198

Malaysia 1.31%				36,529,496

Government of Malaysia (MYR) (D)	3.835	08-12-15	69,750,000	23,841,274

Government of Malaysia (MYR) (D)	4.262	09-15-16	36,400,000	12,688,222

Mexico 1.00%				27,814,412

Government of Mexico	5.625	01-15-17	520,000	599,300

Government of Mexico	5.875	02-17-14	550,000	595,100

Government of Mexico (MXN) (D)	7.500	06-21-12	326,177,300	25,622,287

Government of Mexico	8.125	12-30-19	360,000	486,900

Government of Mexico, Series A	6.375	01-16-13	490,000	510,825

New Zealand 3.16%				87,889,847

Dominion of New Zealand (NZD) (D)	5.000	03-15-19	7,100,000	6,320,536

Dominion of New Zealand (NZD) (D)	6.000	05-15-21	26,800,000	25,529,006

Government of New Zealand, Series 1217
(NZD) (D)	6.000	12-15-17	55,060,000	51,507,822

New Zealand Government Bond (NZD) (D)	6.000	04-15-15	5,000,000	4,532,483

Norway 1.08%				30,065,556

Government of Norway (NOK) (D)	4.500	05-22-19	32,043,000	6,607,070

Government of Norway (NOK) (D)	5.000	05-15-15	68,377,000	13,495,325

Government of Norway (NOK) (D)	6.500	05-15-13	52,700,000	9,963,161

Peru 0.08%				2,124,675

Republic of Peru	7.350	07-21-25	1,575,000	2,124,675

Philippines 3.83%				106,581,030

Republic of Philippines (PHP) (D)	4.950	01-15-21	659,000,000	16,280,406

Republic of Philippines (PHP) (D)	5.875	12-16-20	321,278,240	8,082,242

Republic of Philippines (PHP) (D)	5.875	03-01-32	1,128,885,000	26,403,579

Republic of Philippines (PHP) (D)	6.250	01-14-36	895,000,000	23,199,246

Republic of Philippines (PHP) (D)	6.500	04-28-21	491,400,000	12,684,499

Republic of Philippines (PHP) (D)	8.125	12-16-35	653,520,160	19,931,058

Singapore 3.50%				97,448,937

Republic of Singapore (SGD) (D)	1.375	10-01-14	14,975,000	12,300,981

Republic of Singapore (SGD) (D)	1.625	04-01-13	11,750,000	9,541,039

Republic of Singapore (SGD) (D)	2.375	04-01-17	20,100,000	17,471,901

Republic of Singapore (SGD) (D)	2.875	07-01-15	43,650,000	37,768,340

Republic of Singapore (SGD) (D)	3.250	09-01-20	22,210,000	20,366,676

South Korea 3.66%				101,898,833

Republic of Korea (SGD) (D)	2.440	05-25-12	2,500,000	2,002,711

Republic of Korea (KRW) (D)	3.500	06-10-14	14,400,000,000	12,892,803

Republic of Korea (KRW) (D)	4.000	03-10-16	31,200,000,000	28,373,879

Republic of Korea (KRW) (D)	4.250	06-10-21	16,930,000,000	15,670,879

Republic of Korea	4.375	08-10-15	485,000	508,985

Republic of Korea (KRW) (D)	5.000	06-10-20	14,205,000,000	13,790,465

Republic of Korea, Series 1212 (KRW) (D)	4.250	12-10-12	6,535,000,000	5,878,541

Republic of Korea, Series 1809 (KRW) (D)	5.750	09-10-18	22,780,000,000	22,780,570

See notes to financial statements	Semiannual report | Strategic Income Opportunities Fund	21

		Maturity
	Rate (%)	date	Par value^	Value
Sweden 1.82%				$50,812,982

Kingdom of Sweden (SEK) (D)	3.750	08-12-17	$100,575,000	17,004,179

Kingdom of Sweden (SEK) (D)	4.500	08-12-15	82,300,000	13,824,878

Kingdom of Sweden, Series 1047 (SEK) (D)	5.000	12-01-20	67,615,000	12,798,904

Svensk Exportkredit AB (NZD) (D)	7.625	06-30-14	8,075,000	7,185,021

Turkey 0.07%				1,865,125

Republic of Turkey	6.750	05-30-40	1,735,000	1,865,125

Ukraine 0.06%				1,713,375

Government of Ukraine (S)	6.580	11-21-16	515,000	471,225

Government of Ukraine (S)	7.950	02-23-21	1,365,000	1,242,150

United Kingdom 0.04%				1,075,596

City of Kyiv (S)	9.375	07-11-16	1,245,000	1,075,596

Capital Preferred Securities 3.41%				$94,973,361

(Cost $93,809,074)

Financials 3.41%				94,973,361

Commercial Banks 2.84%

Banponce Trust I, Series A	8.327	02-01-27	$750,000	510,000

BB&T Capital Trust IV (6.820% to 6-12-37
then 3 month LIBOR + 2.110% quarterly
or 1 month LIBOR + 2.108%)	6.820	06-12-57	2,015,000	2,040,188

Cullen/Frost Capital Trust II (P)	2.038	03-01-34	3,479,000	2,720,355

Fifth Third Capital Trust IV (6.500% to 4-15-17
then 3 month LIBOR + 1.368%)	6.500	04-15-37	9,898,000	9,823,765

First Midwest Capital Trust I, Series B	6.950	12-01-33	1,464,000	1,328,580

First Tennessee Capital II	6.300	04-15-34	2,879,000	2,605,495

HSBC Finance Capital Trust IX (5.911% to
11-30-15, then 3 month LIBOR + 1.926%)	5.911	11-30-35	7,738,000	6,944,855

Keycorp Capital VII	5.700	06-15-35	2,515,000	2,517,009

M&T Capital Trust I	8.234	02-01-27	1,335,000	1,352,547

M&T Capital Trust II	8.277	06-01-27	1,630,000	1,666,771

M&T Capital Trust III	9.250	02-01-27	480,000	491,988

PNC Financial Services Group, Inc. (Q)	6.750	08-01-21	4,740,000	4,999,325

Regions Financing Trust II (6.625% to 5-15-27,
then 3 month LIBOR 1.290%)	6.625	05-15-47	9,240,000	8,408,400

SunTrust Capital VIII (6.100% to 12-15-36,
then 1 month LIBOR + 1.965%)	6.100	12-15-36	5,609,000	5,552,910

SunTrust Preferred Capital I (Q)	4.000	03-15-12	9,340,000	6,585,634

The South Financial Group, Inc. (1.630% to
12-15-12, then 1 month LIBOR + 1.320%)	1.866	09-15-37	2,200,000	1,798,500

USB Capital IX (Q)	3.500	04-15-17	6,009,000	4,634,261

Wachovia Capital Trust III (Q)	5.570	03-15-12	16,635,000	15,241,819

Consumer Finance 0.07%

North Fork Capital Trust II	8.000	12-15-27	1,865,000	1,885,981

Diversified Financial Services 0.50%

Citigroup Capital XXI (8.300% to 12-21-37,
then 3 month LIBOR + 4.170%)	8.300	12-21-57	1,690,000	1,739,010

JPMorgan Chase Capital XXIII (1.261% to
5-15-47, then 3 month LIBOR + 2.030%)	1.503	05-15-47	10,046,000	7,457,708

22	Strategic Income Opportunities Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Diversified Financial Services (continued)

JPMorgan Chase Capital XXII	6.450	02-02-37	$4,197,000	$4,217,985

Susquehanna Capital II	11.000	03-23-40	415,000	450,275

Convertible Bonds 1.56%				$43,390,540

(Cost $38,782,222)

Consumer Discretionary 0.69%				19,200,470

Automobiles 0.43%

Ford Motor Company	4.250	11-15-16	$7,510,000	11,940,900

Household Durables 0.11%

Lennar Corp. (S)	2.750	12-15-20	2,500,000	3,159,375

Media 0.15%

XM Satellite Radio, Inc. (S)	7.000	12-01-14	2,794,000	4,100,195

Energy 0.12%				3,372,275

Oil, Gas & Consumable Fuels 0.12%

Chesapeake Energy Corp.	2.250	12-15-38	3,445,000	2,756,000

Chesapeake Energy Corp.	2.500	05-15-37	660,000	616,275

Financials 0.23%				6,291,969

Capital Markets 0.14%

Ares Capital Corp. (S)	5.750	02-01-16	3,550,000	3,763,000

Real Estate Investment Trusts 0.09%

Dundee International (CAD) (D)	5.500	07-31-18	1,095,000	1,109,885

Transglobe Apartment (CAD) (D)	5.400	09-30-18	1,370,000	1,419,084

Health Care 0.03%				804,713

Health Care Equipment & Supplies 0.03%

Teleflex, Inc.	3.875	08-01-17	690,000	804,713

Industrials 0.16%				4,398,900

Airlines 0.16%

United Continental Holdings, Inc.	4.500	06-30-21	4,730,000	4,398,900

Information Technology 0.33%				9,322,213

Internet Software & Services 0.29%

Equinix, Inc.	4.750	06-15-16	4,505,000	8,187,838

Software 0.04%

Electronic Arts, Inc. (S)	0.750	07-15-16	1,250,000	1,134,375

Municipal Bonds 0.02%				$492,653

(Cost $484,800)

California 0.02%				492,653

City of Long Beach	7.282	11-01-30	$480,000	492,653

See notes to financial statements	Semiannual report | Strategic Income Opportunities Fund	23

		Maturity
	Rate (%)	date	Par value^	Value
Term Loans (M) 2.79%				$77,588,646

(Cost $81,078,838)

Consumer Discretionary 1.00%				27,843,678

Hotels, Restaurants & Leisure 0.40%

Caesars Entertainment Operating
Company, Inc.	3.244	01-28-15	$235,000	220,019

Caesars Entertainment Operating
Company, Inc.	4.494	01-26-18	6,775,000	5,878,525

CCM Merger, Inc.	7.000	03-01-17	945,580	944,694

Kalispel Tribal Economic Authority	7.500	02-22-17	2,246,462	2,156,604

Las Vegas Sands LLC	2.750	11-23-16	1,612,836	1,564,226

Las Vegas Sands LLC	2.750	11-23-16	324,157	314,387

Media 0.53%

Clear Channel Communications, Inc.	3.894	01-28-16	5,429,512	4,453,172

Hubbard Broadcasting, Inc.	8.750	04-30-18	400,000	406,000

Mood Media Corp.	7.000	04-30-18	1,781,050	1,714,261

Mood Media Corp.	10.250	10-31-18	640,000	598,400

PRIMEDIA, Inc.	7.500	01-12-18	7,964,975	7,049,003

Vertis, Inc.	11.750	12-31-15	1,205,119	436,856

Multiline Retail 0.07%

Michaels Stores, Inc.	2.875	10-31-13	2,125,129	2,107,531

Consumer Staples 0.07%				1,882,954

Personal Products 0.07%

Revlon Consumer Products Corp.	4.750	11-17-17	1,885,924	1,882,954

Financials 0.09%				2,640,644

Real Estate Investment Trusts 0.06%

iStar Financial, Inc.	7.000	06-30-14	1,875,000	1,864,922

Real Estate Management & Development 0.03%

Realogy Corp.	3.247	10-10-13	402,590	399,772

Realogy Corp.	13.500	10-15-17	365,000	375,950

Health Care 0.34%				9,358,787

Health Care Providers & Services 0.34%

Catalent Pharma Solutions, Inc.	4.244	04-10-14	4,750,872	4,691,486

Community Health Systems, Inc.	2.997	07-25-14	1,881,544	1,855,662

Community Health Systems, Inc.	3.250	07-25-14	120,590	118,931

National Mentor Holdings, Inc.	7.000	02-09-17	2,737,187	2,692,708

Industrials 0.56%				15,600,903

Airlines 0.45%

Delta Air Lines, Inc.	5.500	04-20-17	4,975,748	4,851,354

US Airways Group, Inc.	2.744	03-21-14	8,339,653	7,660,805

Trading Companies & Distributors 0.11%

Bourland & Leverich Supply Company LLC	11.000	08-13-15	1,266,500	1,288,664

Travelport LLC	5.081	08-21-15	2,122,200	1,800,080

24	Strategic Income Opportunities Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Information Technology 0.13%				$3,595,123

Software 0.13%

First Data Corp.	2.995	09-24-14	$500,139	477,883

First Data Corp.	4.245	03-23-18	3,478,092	3,117,240

Materials 0.15%				4,183,000

Containers & Packaging 0.15%

Consolidated Container Company LLC	5.750	09-28-14	4,450,000	4,183,000

Telecommunication Services 0.36%				10,075,180

Diversified Telecommunication Services 0.36%

Intelsat Jackson Holdings SA	3.254	02-03-14	4,000,000	3,897,500

Intelsat Jackson Holdings SA	5.250	04-02-18	3,463,825	3,468,155

Unitek Global Services	9.000	04-16-18	2,779,000	2,709,525

Utilities 0.09%				2,408,377

Electric Utilities 0.09%

Texas Competitive Electric Holdings
Company LLC	3.757	10-10-14	1,482,131	902,453

Texas Competitive Electric Holdings
Company LLC	4.757	10-10-17	2,703,906	1,505,924

Collateralized Mortgage Obligations 4.64%			$129,258,363

(Cost $128,490,876)

Commercial & Residential 4.28%				119,108,771

Adjustable Rate Mortgage Trust
Series 2004-5, Class 2A1 (P)	2.723	04-25-35	$4,034,647	3,735,127

American Home Mortgage Assets
Series 2006-6, Class XP IO	2.136	12-25-46	11,884,479	691,906

American Tower Trust (S)
Series 2007-1A, Class C	5.615	04-15-37	430,000	453,323

Banc of America Commercial Mortgage, Inc.
Series 2006-2, Class AM (P)	5.767	05-10-45	3,215,000	3,486,616

Banc of America Commercial Mortgage, Inc.
Series 2006-4, Class AM	5.675	07-10-46	4,490,000	4,686,927

Bear Stearns Alt-A Trust
Series 2004-12 1A1 (P)	0.594	01-25-35	2,105,254	1,761,459

Bear Stearns Alt-A Trust
Series 2004-13, Class A1 (P)	0.984	11-25-34	4,628,486	4,242,511

Chase Mortgage Finance Corp.
Series 2007-A1, Class 2A1 (P)	2.757	02-25-37	2,930,216	2,874,041

Commercial Mortgage Pass
Through Certificates
Series 2007-C9, Class A4 (P)	5.813	12-10-49	3,930,000	4,543,638

Countrywide Alternative Loan Trust
Series 2006-OA12, Class X IO	2.706	09-20-46	7,445,928	472,936

Downey Savings & Loan Association Mortgage
Loan Trust
Series 2004-AR1 Class X2 IO	2.239	09-19-44	30,032,957	1,617,596

Downey Savings & Loan Association Mortgage
Loan Trust
Series 2005-AR2, Class X2 IO	2.424	03-19-45	47,842,520	2,595,983

Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (P)	5.881	07-10-38	5,674,000	5,941,399

See notes to financial statements	Semiannual report | Strategic Income Opportunities Fund	25

		Maturity
	Rate (%)	date	Par value^	Value
Commercial & Residential (continued)

GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1 (P)	2.690	09-25-35	$3,046,181	$2,735,282

Harborview Mortgage Loan Trust
Series 2004-5, Class 2A–6 (P)	2.374	06-19-34	6,968,179	6,097,156

Harborview Mortgage Loan Trust
Series 2005-2, Class IX IO	2.167	05-19-35	19,705,753	1,091,811

Harborview Mortgage Loan Trust
Series 2005-8, Class 1X IO	2.136	09-19-35	7,933,647	392,535

Harborview Mortgage Loan Trust
Series 2007-3, Class ES IO	0.350	05-19-47	16,039,028	100,244

Harborview Mortgage Loan Trust
Series 2007-4, Class ES IO	0.350	07-19-47	19,729,242	123,505

Harborview Mortgage Loan Trust
Series 2007-6, Class ES IO (S)	0.342	08-19-37	13,402,961	85,109

IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.056	10-25-36	21,208,349	1,371,544

IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 2X IO	1.722	10-25-36	22,187,198	1,050,786

JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2005-PDP5, Class AM (P)	5.248	12-15-44	4,175,000	4,488,104

JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2006-LDP7, Class AM (P)	5.871	04-15-45	6,641,000	7,230,615

JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2007-CB18, Class A4	5.440	06-12-47	3,830,000	4,305,874

LB–UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09-15-39	5,120,000	5,453,972

Merrill Lynch Mortgage Trust
Series 2005-LC1, Class AM (P)	5.268	01-12-44	5,425,000	5,843,230

Merrill Lynch/Countrywide Commercial
Mortgage Trust
Series 2006-3, Class A4 (P)	5.414	07-12-46	2,985,000	3,370,161

MLCC Mortgage Investors, Inc.
Series 2007-1, Class 2A1 (P)	2.723	01-25-37	12,760,472	12,574,125

Morgan Stanley Capital I
Series 2007-IQ13, Class A4	5.364	03-15-44	2,725,000	3,002,743

Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1 (P)	2.684	10-25-34	2,156,654	1,741,835

Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 1A (P)	5.840	11-25-34	1,524,520	1,479,343

Structured Asset Securities Corp.
Series 2003-7A, Class 3A6 (P)	2.508	12-25-33	2,650,048	2,411,117

WaMu Mortgage Pass Through Certificates
Series 2005-AR13, Class X IO	1.425	10-25-45	139,937,299	7,057,164

WaMu Mortgage Pass Through Certificates
Series 2005-AR6, Class X IO	1.456	04-25-45	62,996,118	3,323,322

WaMu Mortgage Pass Through Certificates
Series 2005-AR13, Class B1 (P)	0.844	10-25-45	1,827,212	254,087

WaMu Mortgage Pass Through Certificates
Series 2005-AR6, Class B1 (P)	0.844	04-25-45	2,966,636	343,228

26	Strategic Income Opportunities Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Commercial & Residential (continued)

Wells Fargo Mortgage Backed Securities Trust
Series 2004-Z, Class 2A1 (P)	2.613	12-25-34	$4,229,668	$4,008,549

Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR5, Class 1A1 (P)	3.690	04-25-35	2,318,863	2,069,868

U.S. Government Agency 0.36%				10,149,592

Federal Home Loan Mortgage Corp.
Series K705, Class X1 IO	1.762	09-25-18	23,480,000	2,201,250

Federal National Mortgage Association
Series 398, Class C3 IO	4.500	05-25-39	2,821,698	347,624

Federal National Mortgage Association
Series 402, Class 3 IO	4.000	11-25-39	2,406,333	298,432

Federal National Mortgage Association
Series 402, Class 4 IO	4.000	10-25-39	4,119,160	438,274

Federal National Mortgage Association
Series 402, Class 7 IO	4.500	11-25-39	5,538,019	665,752

Federal National Mortgage Association
Series 406, Class 3 IO	4.000	01-25-41	12,331,712	1,508,502

Federal National Mortgage Association
Series 407, Class 4 IO	4.500	03-25-41	17,779,980	2,087,928

Federal National Mortgage Association
Series 407, Class 7 IO	5.000	03-25-41	10,206,635	1,965,040

Federal National Mortgage Association
Series 407, Class 8 IO	5.000	03-25-41	4,800,271	636,790

Asset Backed Securities 0.64%				$17,852,629

(Cost $16,998,722)

Asset Backed Securities 0.64%				17,852,629

Aircraft Certificate Owner Trust
Series 2003-1A, Class E (S)	7.001	09-20-22	$1,225,000	1,120,875

Dominos Pizza Master Issuer LLC
Series 2007-1, Class M1 (S)	7.629	04-25-37	4,090,000	4,098,663

Dominos Pizza Master Issuer LLC
Series 2007-1, Class A2 (S)	5.261	04-25-37	6,018,000	6,029,284

Ford Auto Securitization Trust
Series 2010-R3A, Class A1 (CAD) (D)(S)	1.926	06-15-13	658,946	666,405

Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05-20-41	5,693,938	5,937,402

			Shares	Value
Preferred Securities 3.80%			$105,716,483

(Cost $108,409,708)

Consumer Discretionary 0.26%				7,196,810

Automobiles 0.11%

General Motors Company, Series B, 4.750%			70,778	3,021,513

Hotels, Restaurants & Leisure 0.15%

Greektown Superholdings, Inc. (I)			55,025	4,175,297

See notes to financial statements	Semiannual report | Strategic Income Opportunities Fund	27

	Shares	Value
Financials 3.05%		$84,883,536

Commercial Banks 1.91%

Citizens Funding Trust I, 7.500%	43,000	1,099,080

First Niagara Financial Group, Inc., 8.625%	173,250	4,790,363

First Tennessee Bank NA, 3.750% (S)	4,237	2,879,836

HSBC USA, Inc., 6.500%	211,925	5,361,703

SunTrust Capital IX, 7.875%	303,500	7,784,775

US Bancorp (6.500% to 1-15-22, then
3 month LIBOR + 4.468%)	371,750	10,163,645

Wells Fargo & Company, Series L, 7.500%	6,150	6,758,850

Zions Bancorporation, Series C, 9.500%	548,000	14,395,960

Diversified Financial Services 0.56%

Citigroup Capital VIII, 6.950%	19,775	497,144

Citigroup Capital XV, 6.500%	107,150	2,662,678

Citigroup Capital XVI, 6.450%	158,425	3,911,513

Citigroup, Inc., 7.500%	60,480	5,990,544

GMAC Capital Trust I (8.125% to 2-15-16,
then 3 month LIBOR + 5.785%)	108,375	2,544,645

Insurance 0.44%

MetLife, Inc., 5.000%	167,289	12,110,051

Real Estate Investment Trusts 0.14%

FelCor Lodging Trust, Inc., Series A, 1.950%	153,623	3,932,749

Utilities 0.49%		13,636,137

Electric Utilities 0.49%

PPL Corp., 8.750%	253,790	13,636,137

Common Stocks 3.14%		$87,605,838

(Cost $82,761,304)

Consumer Discretionary 0.08%		2,316,908

Hotels, Restaurants & Leisure 0.01%

Greektown Superholdings, Inc. (I)	3,048	231,282

Media 0.07%

Charter Communications, Inc., Class A (I)	30,410	1,928,298

Vertis Holdings, Inc. (I)	110,794	157,328

Energy 0.05%		1,323,277

Oil, Gas & Consumable Fuels 0.05%

YPF SA, ADR	50,449	1,323,277

Financials 0.57%		15,999,551

Capital Markets 0.12%

Apollo Investment Corp.	93,922	659,332

Ares Capital Corp.	160,938	2,682,836

Commercial Banks 0.11%

Talmer Bancorp, Inc. (I)(S)	407,121	2,997,361

28	Strategic Income Opportunities Fund | Semiannual report	See notes to financial statements

			Shares	Value
Real Estate Investment Trusts 0.34%

Dundee International			55,606	$581,659

MFA Financial, Inc.			883,495	6,449,514

Plum Creek Timber Company, Inc.			31,969	1,251,906

Weyerhaeuser Company			65,914	1,376,943

Telecommunication Services 0.43%				12,087,650

Diversified Telecommunication Services 0.43%

AT&T, Inc.			195,821	5,990,164

Verizon Communications, Inc.			159,997	6,097,486

Utilities 2.01%				55,878,452

Electric Utilities 0.66%

Entergy Corp.			90,435	6,025,684

FirstEnergy Corp.			134,776	5,969,229

Progress Energy, Inc.			119,351	6,335,151

Multi-Utilities 1.35%

Alliant Energy Corp.			148,433	6,329,183

Consolidated Edison, Inc.			102,358	5,947,000

DTE Energy Company			117,918	6,366,393

NSTAR			132,581	6,218,049

OGE Energy Corp.			121,840	6,394,163

Xcel Energy, Inc.			237,584	6,293,600

		Maturity
	Rate (%)	date	Par value^	Value
Escrow Certificates 0.00%				$29,269

(Cost $124)

Consumer Discretionary 0.00%				9,400

Lear Corp., Series B (I)	8.750	12-01-16	$940,000	9,400

SuperMedia, Inc. (I)	8.000	11-15-16	2,015,000	0

Materials 0.00%				19,869

Smurfit-Stone Container Corp. (I)	8.000	03-15-17	935,000	19,869

			Number of
Issuer			Contracts	Value
Options Purchased 0.14%				$3,797,038

(Cost $2,553,840)

Call Options 0.14%				3,797,038

Over the Counter Call USD vs. CAD (Expiration Date: 3-6-12; Strike
Price: $0.9845 USD; Counterparty: JPMorgan Securities, Inc.) (I)			75,000,000	143,400

Over the Counter Call USD vs. JPY (Expiration Date: 1-24-13;
Strike Price: $86 USD; Counterparty: Morgan Stanley Company, Inc.) (I)			78,000,000	1,641,354

Over the Counter Call USD vs. JPY (Expiration Date: 4-24-12;
Strike Price: $80 USD; Counterparty: Morgan Stanley Company, Inc.) (I)			58,500,000	1,367,672

Over the Counter Call USD vs. JPY (Expiration Date: 4-24-12;
Strike Price: $82 USD; Counterparty: Morgan Stanley Company, Inc.) (I)			58,500,000	644,612

See notes to financial statements	Semiannual report | Strategic Income Opportunities Fund	29

	Par value^	Value
Short-Term Investments 0.81%		$22,668,302

(Cost $22,668,302)

Repurchase Agreement 0.81%		22,668,302

Repurchase Agreement with State Street Corp. dated 2-29-12 at
0.010% to be repurchased at $22,668,308 on 3-1-12, collateralized by $23,005,000 Federal National Mortgage Association, 0.600%
due 9-27-13 (value at $23,062,513, including interest) and
$60,000 U.S. Treasury Bill, 0.010% due 3-8-12 (valued at $59,996,
including interest)	$22,668,302	22,668,302

Total investments (Cost $2,524,476,033)† 94.18%	$2,622,265,851

Other assets and liabilities, net 5.82%	$162,098,148

Total net assets 100.00%	$2,784,363,999

^ The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund. All par values are denominated in U.S. Dollars unless otherwise indicated.

Currency abbreviations
AUD — Australian Dollar	MYR — Malaysian Ringgit
BRL — Brazilian Real	MXN — Mexican Peso
CAD — Canadian Dollar	NOK — Norwegian Krone
IDR — Indonesian Rupiah	NZD — New Zealand Dollar
INR — Indian Rupee	PHP — Philippines Peso
JPY — Japanese Yen	SEK — Swedish Krona
KRW — Korean Won	SGD — Singapore Dollar

ADR American Depositary Receipts

IO Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

PIK Payment-in-kind

(D) Par value of foreign bonds is expressed in local currency as shown parenthetically in security description.

(H) Non-income producing — Issuer is in default.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $495,112,442 or 17.78% of the Fund’s net assets as of 2-29-12.

† At 2-29-12, the aggregate cost of investment securities for federal income tax purposes was $2,534,228,593. Net unrealized appreciation aggregated $88,037,258, of which $142,352,569 related to appreciated investment securities and $54,315,311 related to depreciated investment securities.

The Fund had the following country concentration as a percentage of net assets on 2-29-12:

United States	48.1%
Canada	4.6%
Singapore	4.5%
Philippines	3.8%
South Korea	3.7%
New Zealand	3.2%
Indonesia	3.0%
Australia	2.7%
Cayman Islands	2.3%
Germany	2.2%
Other Countries	15.3%
Short-Term Investments & Other	6.6%

30	Strategic Income Opportunities Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-29-12 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $2,524,476,033)	$2,622,265,851
Cash	114,788,836
Foreign currency, at value (Cost $20,456,733)	20,704,380
Cash held at broker for futures contracts	2,318,250
Receivable for investments sold	13,459,139
Receivable for fund shares sold	20,963,783
Receivable for forward foreign currency exchange contracts	47,105,488
Dividends and interest receivable	39,835,990
Receivable for futures variation margin	614,680
Other receivables and prepaid expenses	124,079

Total assets	2,882,180,476

Liabilities

Payable for investments purchased	31,940,195
Payable for forward foreign currency exchange contracts	60,287,152
Payable for fund shares repurchased	4,737,889
Distributions payable	221,596
Payable to affiliates
Accounting and legal services fees	32,355
Transfer agent fees	199,999
Trustees’ fees	424
Management fees	17,723
Other liabilities and accrued expenses	379,144

Total liabilities	97,816,477

Net assets

Paid-in capital	$2,744,899,196
Accumulated distributions in excess of net investment income	(6,444,526)
Accumulated net realized gain (loss) on investments, futures contracts,
options written and foreign currency transactions	(39,874,449)
Net unrealized appreciation (depreciation) on investments, futures
contracts and translation of assets and liabilities in foreign currencies	85,783,778

Net assets	$2,784,363,999

See notes to financial statements	Semiannual report | Strategic Income Opportunities Fund	31

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($743,348,299 ÷ 68,327,449 shares)	$10.88
Class C ($224,244,011 ÷ 20,611,721 shares)[1]	$10.88
Class I ($551,903,511 ÷ 50,722,763 shares)	$10.88
Class R6 ($102,185 ÷ 9,397 shares)	$10.87
Class NAV ($1,264,765,993 ÷ 116,298,385 shares)	$10.88

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$11.39

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

32	Strategic Income Opportunities Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 2-29-12
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$73,516,032
Dividends	4,969,818
Less foreign taxes withheld	(1,158,180)

Total investment income	77,327,670

Expenses

Investment management fees	8,231,468
Distribution and service fees	1,939,935
Accounting and legal services fees	202,198
Transfer agent fees	1,214,885
Trustees’ fees	11,285
State registration fees	85,745
Printing and postage	57,444
Professional fees	57,608
Custodian fees	598,856
Registration and filing fees	51,167
Other	7,546

Total expenses	12,458,137
Less expense reductions	(494,286)

Net expenses	11,963,851

Net investment income	65,363,819

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	(21,070,139)
Futures contracts	41,901
Written options	201,532
Foreign currency transactions	8,448,164

(12,378,542)
Change in net unrealized appreciation (depreciation) of
Investments	52,287,855
Futures contracts	545,203
Translation of assets and liabilities in foreign currencies	17,998,419

70,831,477

Net realized and unrealized gain	58,452,935

Increase in net assets from operations	$123,816,754

See notes to financial statements	Semiannual report | Strategic Income Opportunities Fund	33

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	2-29-12	ended
	(Unaudited)	8-31-11

Increase (decrease) in net assets

From operations
Net investment income	$65,363,819	$89,236,139
Net realized loss	(12,378,542)	(4,126,959)
Change in net unrealized appreciation (depreciation)	70,831,477	(7,360,270)

Increase in net assets resulting from operations	123,816,754	77,748,910

Distributions to shareholders
From net investment income
Class A	(22,319,068)	(19,822,487)
Class C	(5,650,115)	(4,645,631)
Class I	(16,236,454)	(12,254,596)
Class R6	(3,440)	—
Class NAV	(42,088,577)	(63,693,567)

Total distributions	(86,297,654)	(100,416,281)

From Fund share transactions	327,195,601	1,612,403,369

Total increase	364,714,701	1,589,735,998

Net assets

Beginning of period	2,419,649,298	829,913,300

End of period	$2,784,363,999	$2,419,649,298

Undistributed (accumulated distributions in excess of) net
investment income	($6,444,526)	$14,489,309

34	Strategic Income Opportunities Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	2-29-12[1]	8-31-11	8-31-10[2]

Per share operating performance

Net asset value, beginning of period	$10.75	$10.53	$10.25
Net investment income[3]	0.26	0.58	0.43
Net realized and unrealized gain on investments	0.22	0.34	0.33
Total from investment operations	0.48	0.92	0.76
Less distributions
From net investment income	(0.35)	(0.70)	(0.48)
Net asset value, end of period	$10.88	$10.75	$10.53
Total return (%)[4]	4.63[5,6]	8.80[5]	7.53[5,6]

Ratios and supplemental data

Net assets, end of period (in millions)	$743	$636	$120
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.28[7]	1.23	1.26[7]
Expenses including reductions and amounts recaptured	1.17[7]	1.17	1.17[7]
Net investment income	5.01[7]	5.28	6.33[7]
Portfolio turnover (%)	10	40	49[8]

1 Six months ended 2-29-12. Unaudited.
2 The inception date for Class A shares is 1-4-10.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.
8 Portfolio turnover is shown for the period from 9-1-09 to 8-31-10.

CLASS C SHARES Period ended	2-29-12[1]	8-31-11	8-31-10[2]

Per share operating performance

Net asset value, beginning of period	$10.74	$10.53	$10.25
Net investment income[3]	0.23	0.50	0.38
Net realized and unrealized gain on investments	0.22	0.33	0.33
Total from investment operations	0.45	0.83	0.71
Less distributions
From net investment income	(0.31)	(0.62)	(0.43)
Net asset value, end of period	$10.88	$10.74	$10.53
Total return (%)[4]	4.36[5,6]	7.93[5]	6.99[5,6]

Ratios and supplemental data

Net assets, end of period (in millions)	$224	$168	$38
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.98[7]	1.95	1.99[7]
Expenses including reductions and amounts recaptured	1.87[7]	1.87	1.87[7]
Net investment income	4.30[7]	4.57	5.63[7]
Portfolio turnover (%)	10	40	49[8]

1 Six months ended 2-29-12. Unaudited.
2 The inception date for Class C shares is 1-4-10.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.
8 Portfolio turnover is shown for the period from 9-1-09 to 8-31-10.

See notes to financial statements	Semiannual report | Strategic Income Opportunities Fund	35

CLASS I SHARES Period ended	2-29-12[1]	8-31-11	8-31-10[2]

Per share operating performance

Net asset value, beginning of period	$10.75	$10.54	$10.25
Net investment income[3]	0.28	0.61	0.46
Net realized and unrealized gain on investments	0.22	0.34	0.33
Total from investment operations	0.50	0.95	0.79
Less distributions
From net investment income	(0.37)	(0.74)	(0.50)
Net asset value, end of period	$10.88	$10.75	$10.54
Total return (%)	4.78[4,5]	9.09[4]	7.83[4,5]

Ratios and supplemental data

Net assets, end of period (in millions)	$552	$442	$40
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	0.86[6]	0.82	0.85[6]
Expenses including reductions and amounts recaptured	0.86[6]	0.82	0.85[6]
Net investment income	5.32[6]	5.57	6.69[6]
Portfolio turnover (%)	10	40	49[7]

1 Six months ended 2-29-12. Unaudited.
2 The inception date for Class I shares is 1-4-10.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 Portfolio turnover is shown for the period from 9-1-09 to 8-31-10.

CLASS R6 SHARES Period ended	2-29-12[1,2]

Per share operating performance

Net asset value, beginning of period	$10.74
Net investment income[3]	0.28
Net realized and unrealized gain on investments	0.22
Total from investment operations	0.50
Less distributions
From net investment income	(0.37)
Net asset value, end of period	$10.87
Total return (%)	4.81[4,5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	18.10[7]
Expenses including reductions and amounts recaptured	0.83[7]
Net investment income	5.40[7]
Portfolio turnover (%)	10

1 Six months ended 2-29-12. Unaudited.
2 The inception date for Class R6 shares is 9-1-11.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.

36	Strategic Income Opportunities Fund | Semiannual report	See notes to financial statements

CLASS NAV SHARES Period ended	2-29-12[1]	8-31-11	8-31-10	8-31-09	8-31-08	8-31-07

Per share operating performance

Net asset value, beginning of period	$10.74	$10.53	$9.76	$10.02	$10.06	$10.06
Net investment income[2]	0.29	0.64	0.80	0.69[3]	0.62	0.51
Net realized and unrealized gain (loss)
on investments	0.22	0.32	0.77	0.17	(0.25)	(0.12)
Total from investment operations	0.51	0.96	1.57	0.86	0.37	0.39
Less distributions
From net investment income	(0.37)	(0.75)	(0.80)	(1.04)	(0.41)	(0.39)
From net realized gain	—	—	—	(0.08)	—	—
Total distributions	(0.37)	(0.75)	(0.80)	(1.12)	(0.41)	(0.39)
Net asset value, end of period	$10.88	$10.74	$10.53	$9.76	$10.02	$10.06
Total return (%)	4.95[4,5]	9.17[5]	16.55[5]	10.67	3.67	4.01

Ratios and supplemental data

Net assets, end of period (in millions)	$1,265	$1,174	$633	$450	$463	$423
Ratios (as a percentage of average net assets):
Expenses before reductions and
amounts recaptured	0.73[6]	0.74	0.79	0.83[3]	0.76	0.78
Expenses including reductions and
amounts recaptured	0.73[6]	0.74	0.79	0.83[3]	0.76	0.78
Net investment income	5.47[6]	5.84	7.75	7.81[3]	6.03	5.15
Portfolio turnover (%)	10	40	49	55	55	97

1 Six months ended 2-29-12. Unaudited.
2 Based on the average daily shares outstanding.
3 Includes tax expense, which was 0.07% of average net assets. This expense decreased the net investment income by $0.01 per share and the net investment income ratio by 0.07%.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Annualized.

See notes to financial statements	Semiannual report | Strategic Income Opportunities Fund	37

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Strategic Income Opportunities Fund (the Fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek to maximize total return consisting of current income and capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are open to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to the John Hancock Lifestyle and Lifecycle Portfolios, and other affiliated John Hancock funds. The Lifestyle and Lifecycle Portfolios are series of the Trust and operate as “funds of funds” that invest in other series of the Trust and certain other investments. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage for each class may differ. Under certain circumstances Class I shares may be converted to Class R6 shares within one year after the commencement of operations of Class R6.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

38	Strategic Income Opportunities Fund | Semiannual report

The following is a summary of the values by input classification of the Fund’s investments as of February 29, 2012, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
INVESTMENTS IN SECURITIES	VALUE AT 2-29-12	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Corporate Bonds	$1,236,745,970	—	$1,218,349,218	$18,396,752
Foreign Government
Obligations	802,146,759	—	802,146,759	—
Capital Preferred Securities	94,973,361	—	93,174,861	1,798,500
Convertible Bonds	43,390,540	—	43,390,540	—
Municipal Bonds	492,653	—	492,653	—
Term Loans	77,588,646	—	77,588,646	—
Collateralized Mortgage
Obligations	129,258,363	—	126,956,869	2,301,494
Asset Backed Securities	17,852,629	—	16,731,754	1,120,875
Preferred Securities	105,716,483	$98,661,350	2,879,836	4,175,297
Common Stocks	87,605,838	84,219,867	—	3,385,971
Escrow Certificates	29,269	—	19,869	9,400
Options Purchased	3,797,038	—	3,797,038	—
Short-Term Investments	22,668,302	—	22,668,302	—

Total Investments in
Securities	$2,622,265,851	$182,881,217	$2,408,196,345	$31,188,289
Other Financial Instruments
Futures	$545,203	$545,203	—	—
Forward Foreign
Currency Contracts	($13,181,664)	—	($13,181,664)	—

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the six months ended February 29, 2012, there were no significant transfers into or out of Level 1 or Level 2.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

				COLLAT-
		CAPITAL		ERALIZED	ASSET			ESCROW
	CORPORATE	PREFERRED	CONVERTIBLE	MORTGAGE	BACKED	PREFERRED	COMMON	CERTIFI-
	BONDS	SECURITIES	BONDS	OBLIGATIONS	SECURITIES	SECURITIES	STOCK	CATES	TOTAL

Balance as of 8-31-11	$12,519,050	$1,760,000	$2,439,021	$1,203,707	$1,108,625	$4,374,044	$4,297,670	$25,850	$27,727,967
Realized gain (loss)	(229,800)	—	—	—	—	(93,097)	—	—	(322,897)
Change in unrealized
appreciation (depreciation)	(134,111)	38,500	—	8,915	12,250	169,953	(1,190,891)	(16,450)	(1,111,834)
Purchases	9,445,360	—	—	2,191,627	—	—	279,192	—	11,916,179
Sales	(3,203,747)	—	—	(10,422)	—	(275,603)	—	—	(3,489,772)
Transfers into Level 3	—	—	—	—	—	—	—	—	—
Transfers out of Level 3	—	—	(2,439,021)	(1,092,333)	—	—	—	—	(3,531,354)
Balance as of 2-29-12	$18,396,752	$1,798,500	—	$2,301,494	$1,120,875	$4,175,297	$3,385,971	$9,400	$31,188,289
Change in unrealized at
period end*	($161,582)	$38,500	—	$8,915	$12,250	$169,953	($904,750)	($16,450)	($853,164)

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt

Semiannual report | Strategic Income Opportunities Fund	39

obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Term loans (Floating rate loans). The Fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. The Fund may have limited rights to enforce the terms of an underlying loan.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing

40	Strategic Income Opportunities Fund | Semiannual report

exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The Fund may be subject to capital gains and repatriation taxes as imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Stripped securities. Stripped mortgage-backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives the entire principal from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage-backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $200 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the six months ended February 29, 2012, the Fund had no borrowings under the lines of credit.

Expenses. Expenses that are directly attributable to an individual fund are allocated to the Fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Semiannual report | Strategic Income Opportunities Fund	41

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $17,589,186 available to offset future net realized capital gains. The following table details the capital loss carryforward available as of August 31, 2011.

CAPITAL LOSS CARRYFORWARD EXPIRING AT AUGUST 31
2015	2016	2017	2018	2019

$570,632	$1,198,513	$3,209,592	$2,823,212	$9,787,237

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of August 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are paid annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, derivative transactions and amortization and accretion on debt securities.

New accounting pronouncements. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 may result in additional disclosure for transfers between levels as well as expanded disclosures for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Management is currently evaluating the impact, if any, on the Fund’s financial statement disclosures.

42	Strategic Income Opportunities Fund | Semiannual report

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objective. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, the Fund is exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended February 29, 2012, the Fund used futures contracts to manage against anticipated interest rate changes and manage duration. The following table summarizes the contracts held at February 29, 2012. During the six months ended February 29, 2012, the Fund held futures contracts with USD absolute notional values ranging up to $184 million as measured at each quarter end.

					UNREALIZED
OPEN	NUMBER OF				APPRECIATION
CONTRACTS	CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL VALUE	(DEPRECIATION)

U.S. Treasury Note	1,405	Short	6-20-12	($183,989,141)	$545,203
10-Year Futures

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended February 29, 2012, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes and gain exposure to foreign

Semiannual report | Strategic Income Opportunities Fund	43

currencies. The following table summarizes the contracts held at February 29, 2012. During the six months ended February 29, 2012, the Fund held forward foreign currency contracts with USD absolute values ranging from $4.6 billion to $12.0 billion, as measured at each quarter end.

	PRINCIPAL	PRINCIPAL AMOUNT			UNREALIZED
	AMOUNT COVERED	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	BY CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Buys
AUD	37,000,000	$39,774,981	Bank of Nova	3-28-12	($211,372)
			Scotia
AUD	241,790,000	256,415,322	Royal Bank of	3-28-12	2,127,517
			Canada
AUD	18,655,000	19,946,858	Canadian Imperial	3-28-12	686
			Bank of Commerce
AUD	115,840,000	124,399,238	Royal Bank of	3-28-12	(533,063)
			Scotland PLC
AUD	167,785,000	177,512,759	UBS AG	3-28-12	1,897,516
AUD	39,460,000	42,706,572	Citibank N.A.	3-2-12	(387,676)
AUD	142,435,000	147,712,967	Bank of Montreal	3-28-12	4,590,889
CAD	216,338,226	213,905,810	Bank of Nova	3-28-12	4,616,133
			Scotia
CAD	214,503,656	214,610,639	Royal Bank of	3-28-12	2,058,216
			Canada
CAD	207,847,890	208,222,843	Bank of Montreal	3-28-12	1,723,063
CAD	89,733,603	89,843,635	Citibank N.A.	3-28-12	795,739
CAD	58,500,000	57,929,395	Royal Bank of	3-28-12	1,161,103
			Scotland PLC
CAD	114,830,000	115,204,414	UBS AG	3-28-12	784,679
CAD	39,167,176	39,315,000	Canadian Imperial	3-28-12	247,529
			Bank of Commerce
CAD	25,379,350	25,280,000	State Street Bank	3-28-12	355,529
			and Trust Company
EUR	67,985,000	91,082,893	Bank of Montreal	3-28-12	(498,531)
EUR	144,450,000	191,985,918	Citibank N.A.	3-28-12	481,701
EUR	19,500,000	25,219,344	Royal Bank of	3-28-12	762,786
			Canada
EUR	90,670,000	119,341,808	UBS AG	3-28-12	1,468,431
EUR	39,000,000	51,307,230	State Street Bank	3-28-12	657,029
			and Trust Company
EUR	58,110,745	74,716,471	Toronto Dominion	3-28-12	2,711,266
			Bank
JPY	9,079,528,120	117,766,823	Bank of Montreal	3-28-12	(6,047,837)
JPY	8,118,934,780	103,837,673	Royal Bank of	3-28-12	(3,938,301)
			Canada
JPY	5,148,063,155	66,006,164	Royal Bank of	3-28-12	(2,661,858)
			Scotland PLC
JPY	9,236,794,743	114,557,131	UBS AG	3-28-12	(903,059)
MXN	826,485,812	61,855,766	Toronto Dominion	3-28-12	2,376,639
			Bank
NZD	23,824,434	19,918,414	Canadian Imperial	3-28-12	(73,692)
			Bank of Commerce
NZD	177,143,346	146,972,935	Royal Bank of	3-28-12	579,800
			Scotland PLC
NZD	97,640,240	80,616,661	UBS AG	3-28-12	713,430
NZD	59,189,463	49,384,552	Citibank N.A.	3-28-12	(82,293)

Total		$3,087,350,216			$14,771,999

44	Strategic Income Opportunities Fund | Semiannual report

	PRINCIPAL	PRINCIPAL AMOUNT			UNREALIZED
	AMOUNT COVERED	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	BY CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Sells
AUD	46,235,818	$48,794,159	Bank of Nova	3-28-12	($645,188)
			Scotia
AUD	241,790,000	256,238,093	Royal Bank of	3-28-12	(2,304,687)
			Canada
AUD	18,555,000	19,918,414	Canadian Imperial	3-28-12	77,798
			Bank of Commerce
AUD	158,040,000	167,682,898	Royal Bank of	3-28-12	(1,307,178)
			Scotland PLC
AUD	298,870,000	313,521,689	UBS AG	3-28-12	(6,056,037)
AUD	39,460,000	42,780,559	Citibank N.A.	3-2-12	461,664
AUD	36,830,000	38,675,551	Bank of Montreal	3-28-12	(706,279)
AUD	65,467,000	68,081,833	State Street Bank	3-28-12	(1,921,161)
			and Trust Company
CAD	39,215,005	39,774,981	Bank of Nova	3-28-12	164,140
			Scotia
CAD	251,088,600	252,103,693	Royal Bank of	3-28-12	(1,519,394)
			Canada
CAD	374,844,429	372,864,716	Bank of Montreal	3-28-12	(5,763,390)
CAD	91,625,506	91,545,058	Citibank N.A.	3-28-12	(1,005,316)
CAD	58,500,000	58,227,574	Royal Bank of	3-28-12	(862,924)
			Scotland PLC
CAD	114,830,000	114,557,131	UBS AG	3-28-12	(1,431,963)
CAD	66,848,763	66,990,000	Canadian Imperial	3-28-12	(533,534)
			Bank of Commerce
CAD	45,153,325	44,875,595	State Street Bank	3-28-12	(733,508)
			and Trust Company
CHF	106,137,183	113,032,143	UBS AG	3-28-12	(4,319,127)
EUR	110,885,000	145,757,177	Bank of Montreal	3-28-12	(1,987,870)
EUR	144,450,000	190,798,160	Citibank N.A.	3-28-12	(1,669,459)
EUR	19,500,000	25,326,920	Royal Bank of	3-28-12	(655,209)
			Canada
EUR	39,000,000	51,446,070	State Street Bank	3-28-12	(518,189)
			and Trust Company
EUR	18,475,000	24,418,038	UBS AG	3-28-12	(198,364)
JPY	9,081,554,820	118,302,205	Bank of Montreal	3-28-12	6,558,281
JPY	8,085,199,780	103,989,009	Royal Bank of	3-28-12	4,504,728
			Canada
JPY	4,478,233,500	57,929,395	Royal Bank of	3-28-12	2,827,005
			Scotland PLC
JPY	9,288,632,324	116,282,148	UBS AG	3-28-12	1,990,241
JPY	621,302,970	7,803,006	Royal Bank of	3-28-12	158,188
			Scotland PLC
MXN	805,449,763	60,575,000	Royal Bank of	3-28-12	(2,022,536)
			Canada
NOK	272,014,352	47,499,048	UBS AG	3-28-12	(1,115,342)
NZD	23,864,036	19,946,858	Canadian Imperial	3-28-12	69,150
			Bank of Commerce
NZD	270,188,581	223,040,749	Royal Bank of	3-28-12	(2,014,637)
			Scotland PLC
NZD	75,628,486	63,179,866	UBS AG	3-28-12	184,612
NZD	58,998,232	49,081,321	Citibank N.A.	3-28-12	(61,651)
NZD	9,201,264	7,398,230	Bank of Nova	3-28-12	(266,024)
			Scotia

Semiannual report | Strategic Income Opportunities Fund	45

	PRINCIPAL	PRINCIPAL AMOUNT			UNREALIZED
	AMOUNT COVERED	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	BY CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Sells (continued)
NZD	99,435,000	$79,662,439	State Street Bank	3-28-12	($3,162,610)
			and Trust Company
SEK	318,136,613	47,561,622	UBS AG	3-28-12	(470,472)
SGD	18,410,700	14,400,235	Bank of Nova	3-28-12	(320,967)
			Scotia
SGD	128,137,683	101,410,000	Citibank N.A.	3-28-12	(1,048,930)
SGD	162,396,792	129,525,000	HSBC Bank USA	3-28-12	(327,524)

Total		$3,794,996,583			($27,953,663)

Currency Abbreviation

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

Options. There are two types of options, a put option and a call option. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities.

Options listed on an exchange are valued at their closing price. If no closing price is available, then they are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. When the Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Fund realizes a loss equal to the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the Fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the Fund.

46	Strategic Income Opportunities Fund | Semiannual report

During the six months ended February 29, 2012, the Fund used purchased options to manage against anticipated currency exchange rate changes. During the six months ended February 29, 2012, the Fund held purchased options with market values ranging from 84,560 to $3.8 million, as measured at each quarter end.

During the six months ended February 29, 2012, the Fund wrote option contracts to manage against anticipated currency exchange rate changes. The following tables summarize the Fund’s written options activities during the six months ended February 29, 2012. There were no written option contracts held at February 29, 2012.

	NUMBER OF	PREMIUMS
	CONTRACTS	RECEIVED

Outstanding, beginning of period	—	—
Options written	42,500,000	$201,532
Options closed	—	—
Options exercised	—	—
Options expired	(42,500,000)	(201,532)
Outstanding, end of period	—	—

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at February 29, 2012 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Interest rate	Receivable for futures	Futures	$545,203†	—
contracts

Foreign exchange	Receivable/payable for	Forward	$47,105,488	($60,287,152)
contracts	forward foreign currency	foreign
	exchange contracts	currency
		contracts
	Investments*	Purchased	$3,797,038	—
		options
Total			$51,447,729	($60,287,152)

* Purchased options are included in the Fund’s investments.

† Reflects cumulative appreciation/depreciation of futures as disclosed above. Only the period end variation margin is separately disclosed in the Statement of assets and liabilities.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 29, 2012:

	STATEMENT OF				FOREIGN
	OPERATIONS		WRITTEN	FUTURES	CURRENCY
RISK	LOCATION	INVESTMENTS[1]	OPTIONS	CONTRACTS	TRANSACTIONS[2]	TOTAL

Interest rate	Net realized	—	—	$41,901	—	$41,901
contracts	gain (loss)
Foreign	Net realized	($3,352,825)	$201,532	—	$5,505,532	$2,354,239
currency	gain (loss)
contracts
Total		($3,352,825)	$201,532	$41,901	$5,505,532	2,396,140

1 Realized gain/loss associated with purchased options is included in this caption on the Statement of operations.

2 Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of operations.

Semiannual report | Strategic Income Opportunities Fund	47

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 29, 2012:

				TRANSLATION
				OF ASSETS AND
	STATEMENT OF			LIABILITIES IN
	OPERATIONS		FUTURES	FOREIGN
RISK	LOCATION	INVESTMENTS[1]	CONTRACTS	CURRENCIES[2]	TOTAL

Interest rate	Change in	—	$545,203	—	$545,203
contracts	unrealized
	appreciation
	(depreciation)
Foreign currency	Change in	$7,341,305	—	$17,518,306	$24,859,611
contracts	unrealized
	appreciation
	(depreciation)
Total		$7,341,305	$545,203	$17,518,306	$25,404,814

1 Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statement of operations.

2 Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser), serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.700% of the first $500,000,000 of the Fund’s aggregate daily net assets and (b) 0.650% of the Fund’s aggregate net assets in excess of $500,000,000. Aggregate net assets include the net assets of the Fund and Strategic Income Opportunities Trust, a series of John Hancock Variable Insurance Trust (JHVIT). The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has voluntarily agreed to reduce a portion of its management fee if certain expenses of the Fund exceed 0.15% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, advisory fees, 12b-1 fees, service fees, transfer agent fees, blue sky fees, printing and postage. This expense reduction will continue in effect until terminated at any time by the Adviser on notice to the Fund.

48	Strategic Income Opportunities Fund | Semiannual report

The Adviser has contractually agreed to limit the Fund’s total expenses, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, to 1.17%, 1.87% and 0.83% for Class A shares, Class C shares and Class R6 shares, respectively, of the Fund’s average daily net asset value, on an annual basis. The expense reimbursements and limits will continue in effect until at least December 31, 2012, unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at the time. Accordingly, these expense reductions amounted to $344,467, $99,361 and $8,389 for Class A shares, Class C shares and Class R6 shares, respectively, for the six months ended February 29, 2012.

The Adviser has contractually agreed to waive a portion of its management fee for certain Funds (the Participating Funds) of the Trust and John Hancock Variable Insurance Trust. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Funds that exceeds $75 billion but is less than $100 billion; and 0.015% of that portion of the aggregate net assets of all the Participating Funds that equals or exceeds $100 billion. The amount of the reimbursement is calculated daily and allocated among all the Participating Funds in proportion to the daily net assets of each Fund. This arrangement may be amended or terminated at any time by the Adviser upon notice to the Funds and with approval of the Board of Trustees. Accordingly, the expense reduction related to this agreement was $42,069.

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the six months ended February 29, 2012 were equivalent to the net annual effective rate of 0.62% of the Fund’s average daily net assets.

Expense recapture. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred to the extent that the Fund is below its expense limitation during this period. The table below outlines the amounts recovered during the six months ended February 29, 2012, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

AMOUNT RECOVERED
AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	DURING THE
RECOVERY THROUGH	RECOVERY THROUGH	RECOVERY THROUGH	RECOVERY THROUGH	PERIOD ENDED
AUGUST 1, 2012	AUGUST 1, 2013	AUGUST 1, 2014	FEBRUARY 1, 2015	FEBRUARY 29, 2012

—	$32,298	$268,979	$452,217	—

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 29, 2012 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares: 0.30% for Class A shares and 1.00% for Class C shares.

Semiannual report | Strategic Income Opportunities Fund	49

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,070,922 for the six months ended February 29, 2012. Of this amount, $131,441 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $915,993 was paid as sales commissions to broker-dealers and $23,488 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Class C shares are subject to contingent deferred sales charges (CDSCs). Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 29, 2012, CDSCs received by the Distributor amounted $37,217 for Class C shares.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 29, 2012 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$998,826	$742,720	$40,367	$30,513
Class C	941,109	208,785	16,154	8,531
Class I	—	263,362	20,947	18,257
Class R6	—	18	8,277	143
Total	$1,939,935	$1,214,885	$85,745	$57,444

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Fund based on its average daily net assets.

50	Strategic Income Opportunities Fund | Semiannual report

Note 6 — Fund share transactions

Transactions in Fund shares for the six months ended February 29, 2012 and for the year ended August 31, 2011 were as follows:

	Six months ended 2-29-12			Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	21,076,541	$223,017,329	54,907,946	$605,241,233
Distributions reinvested	1,974,822	20,820,856	1,594,080	17,574,646
Repurchased	(13,950,656)	(146,902,769)	(8,658,566)	(95,272,655)

Net increase	9,100,707	$96,935,416	47,843,460	$527,543,224

Class C shares

Sold	6,106,490	$64,645,806	13,256,331	$146,234,051
Distributions reinvested	477,248	5,032,668	369,822	4,072,091
Repurchased	(1,589,714)	(16,734,416)	(1,594,066)	(17,558,783)

Net increase	4,994,024	$52,944,058	12,032,087	$132,747,359

Class I shares

Sold	18,482,986	$195,930,877	41,330,848	$455,941,101
Distributions reinvested	1,377,246	14,531,306	973,469	10,752,358
Repurchased	(10,256,443)	(107,582,307)	(4,948,054)	(54,435,525)

Net increase	9,603,789	$102,879,876	37,356,263	$412,257,934

Class R6 shares

Sold	9,397	$100,936	—	—

Net increase	9,397	$100,936	—	—

Class NAV shares

Sold	3,280,332	$34,713,699	44,411,844	$487,214,747
Distributions reinvested	3,993,577	42,088,577	5,794,702	63,693,567
Repurchased	(237,510)	(2,466,961)	(1,015,387)	(11,053,462)

Net increase	7,036,399	$74,335,315	49,191,159	$539,854,852

Net increase	30,744,316	$327,195,601	146,422,969	$1,612,403,369

Affiliates of the Fund owned 99% and 100% of shares of beneficial interest of Class R6 and Class NAV shares, respectively, on February 29, 2012.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $501,310,511 and $223,878,285, respectively, for the six months ended February 29, 2012.

Note 8 — Investment by affiliated funds

Certain investors in the Fund are affiliated funds and are managed by the Adviser and its affiliates. The affiliated funds do not invest in the Fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the Fund’s net assets. For the six months ended February 29, 2012, the following funds had an affiliate ownership concentration of 5% or more of the Fund’s net assets:

AFFILIATE
FUND	CONCENTRATION

John Hancock Lifestyle Conservative Portfolio	7.50%
John Hancock Lifestyle Moderate Portfolio	7.37%
John Hancock Lifestyle Growth Portfolio	8.69%
John Hancock Lifestyle Balanced Portfolio	17.66%

Semiannual report | Strategic Income Opportunities Fund	51

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Investment Management
James R. Boyle†	Services, LLC
Charles L. Bardelis*
Peter S. Burgess*	Subadviser
Grace K. Fey	John Hancock Asset Management a division of
Theron S. Hoffman	Manulife Asset Management (US) LLC
Hassell H. McClellan
Steven M. Roberts*	Principal distributor
John Hancock Funds, LLC
Officers
Hugh McHaffie	Custodian
President	State Street Bank and Trust Company

Thomas M. Kinzler	Transfer agent
Secretary and Chief Legal Officer	John Hancock Signature Services, Inc.

Francis V. Knox, Jr.	Legal counsel
Chief Compliance Officer	K&L Gates LLP

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

52

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Strategic Income Opportunities Fund.	356SA 2/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	4/12

John Hancock MUTUAL FUNDS

John Hancock
Emerging Markets Fund

Semiannual Report
2.29.12

A look at performance

Total returns for the period ended February 29, 2012

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since					Since
	1-year	5-year	10-year	inception[1]	6-months	1-year	5-year	10-year	inception[1]

Class A2	–11.41	—	—	3.42	–3.11	–11.41	—	—	17.63

Class I2,3	–6.81	—	—	4.85	1.67	–6.81	—	—	25.72

Class R6[2,3]	–6.79	—	—	4.87	1.65	–6.79	—	—	25.84

Class NAV [3]	–6.65	—	—	5.00	1.74	–6.65	—	—	26.58

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5%. Sales charges are not applicable for Class I, Class R6 or Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. For all classes the net expenses equal the gross expenses. The expense ratios were as follows:

	Class A	Class I	Class R6	Class NAV
Net/Gross (%)	1.64*	1.28*	1.20*	1.07

* Expenses have been estimated for the Class’s first full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

6	Emerging Markets Fund | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class A	5-1-07	$12,316	$11,763	$12,595

Class I [3]	5-1-07	12,572	12,572	12,595

Class R6 [3]	5-1-07	12,584	12,584	12,595

MSCI Emerging Markets Index is an unmanaged index designed to measure the performance of developing markets.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 From 5-1-07.

2 5-1-07 is the inception date for the oldest class of shares, Class NAV shares. The inception date for Class A shares and Class I shares is 3-31-11; the inception date for Class R6 shares is 9-1-11. The returns prior to these dates are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A, Class I, and Class R6 shares, respectively.

3 For certain types of investors, as described in the Fund’s prospectuses.

Semiannual report | Emerging Markets Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2011 with the same investment held until February 29, 2012.

	Account value	Ending value	Expenses paid during
	on 9-1-11	on 2-29-12	period ended 2-29-12[1]

Class A	$1,000.00	$1,014.40	$8.76

Class I	1,000.00	1,016.70	6.12

Class R6	1,000.00	1,016.50	6.12

Class NAV	1,000.00	1,017.40	5.37

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Emerging Markets Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2011, with the same investment held until February 29, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 9-1-11	on 2-29-12	period ended 2-29-12[1]

Class A	$1,000.00	$1,016.20	$8.77

Class I	1,000.00	1,018.80	6.12

Class R6	1,000.00	1,018.80	6.12

Class NAV	1,000.00	1,019.50	5.37

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.75%, 1.22%, 1.22% and 1.07% for Class A, Class I, Class R6 and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual report | Emerging Markets Fund	9

Portfolio summary

Top 10 Issuers (13.6% of Net Assets on 2-29-12)[1,2]

Petroleo Brasileiro SA	2.3%	Gold Fields, Ltd., ADR	1.2%

Gazprom	1.9%	Reliance Industries, Ltd.	1.1%

Samsung Electronics Company, Ltd.	1.5%	Bank of China, Ltd.	1.1%

Vale SA	1.3%	ICICI Bank, Ltd.	1.1%

Hyundai Motor Company, Ltd.	1.2%	Perdigao SA	0.9%

Sector Composition[1,3]

Financials	24.3%	Consumer Staples	9.0%

Materials	15.1%	Telecommunication Services	4.3%

Energy	12.1%	Utilities	2.4%

Industrials	10.7%	Health Care	1.4%

Consumer Discretionary	10.3%	Short-Term Investments & Other	0.2%

Information Technology	10.2%

Top 10 Countries[1,2,3]

South Korea	14.9%	South Africa	8.5%

Brazil	14.9%	Hong Kong	5.1%

Taiwan	12.0%	Mexico	4.9%

China	9.7%	Malaysia	3.9%

India	8.7%	Indonesia	3.6%

1 As a percentage of net assets on 2-29-12.

2 Cash and cash equivalents not included.

3 The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment, as well as greater social, economic regulatory and political uncertainties than more developed countries. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Emerging Markets Fund | Semiannual report

Fund’s investments

As of 2-29-12 (unaudited)

	Shares	Value

Common Stocks 97.34%	$2,168,593,724

(Cost $1,846,616,728)

Brazil 12.50%		278,410,245

AES Tiete SA	17,155	221,745

All America Latina Logistica SA	159,300	923,008

Amil Participacoes SA	73,447	846,849

Anhanguera Educacional Participacoes SA	38,400	504,695

B2W Companhia Global Do Varejo	22,600	144,766

Banco Alfa de Investimento SA	10,300	30,470

Banco Bradesco SA	180,444	2,800,310

Banco Bradesco SA, ADR (L)	550,552	9,987,013

Banco do Brasil SA	176,594	2,843,397

Banco Santander Brasil SA, ADR (L)	773,908	8,265,337

Bematech SA	77,775	182,068

BHG SA — Brazil Hospitality Group (I)	1,580	17,481

BM&F Bovespa SA	1,969,328	13,176,636

BR Malls Participacoes SA	1,101,419	14,116,892

Brasil Brokers Participacoes SA	61,513	267,938

Brasil Telecom SA	600	4,420

Braskem SA, ADR (L)	50,629	934,611

BRF — Brasil Foods SA, ADR (L)	923,550	19,311,431

Brookfield Incorporacoes SA	379,400	1,436,075

Camargo Correa Desenvolvimento Imobiliario SA	82,684	162,744

CCR SA	384,456	3,071,618

Centrais Eletricas Brasileiras SA	7,300	79,408

Centrais Eletricas Brasileiras SA, ADR, B Shares	35,300	539,031

Centrais Eletricas Brasileiras SA, ADR, Ordinary Shares	47,167	509,875

CETIP SA — Mercados Organizados	105,534	1,966,567

Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR (L)	66,560	3,112,346

Cia de Saneamento de Minas Gerais	16,300	413,848

Cia Energetica de Minas Gerais	11,750	229,218

Cia Energetica de Minas Gerais, ADR (L)	78,661	1,795,831

Cia Hering	75,600	2,033,463

Cia Paranaense de Energia, ADR (L)	34,777	865,252

Cia Providencia Industria e Comercio SA	45,100	157,578

Cielo SA	105,735	3,780,538

Companhia de Saneamento Basico de Estado de Sao Paulo, ADR (L)	19,370	1,455,074

Companhia Siderurgica Nacional SA	125,200	1,276,606

Companhia Siderurgica Nacional SA, ADR (L)	138,725	1,417,770

See notes to financial statements	Semiannual report | Emerging Markets Fund	11

	Shares	Value

Brazil (continued)

Contax Participacoes SA	1,400	$19,159

Cosan SA Industria e Comercio	265,400	4,752,395

CPFL Energia SA, ADR (L)	21,800	706,538

CR2 Empreendimentos Imobiliarios SA	28,800	83,855

Cremer SA	150	1,502

CSU Cardsystem SA	4,000	9,783

Cyrela Brazil Realty SA	86,028	867,669

Diagnosticos da America SA	110,169	1,026,469

Direcional Engenharia SA (I)	5,225	32,191

Duratex SA	34,200	191,389

Ecorodovias Infraestrutura e Logistica SA	48,633	392,236

EDP — Energias do Brasil SA	24,400	596,768

Embraer SA, ADR (L)	175,929	5,288,426

Empresa Brasileira de Aeronautica SA	32,692	243,679

Equatorial Energia SA	18,900	137,024

Estacio Participacoes SA	12,413	150,568

Eternit SA	13,200	71,256

Even Construtora e Incorporadora SA	241,500	1,050,520

EZ Tec Empreendimentos e Participacoes SA	107,600	1,252,540

Fertilizantes Heringer SA (I)	38,800	274,520

Fibria Celulose SA, ADR (L)	320,217	2,949,199

Fleury SA	16,600	236,735

Forjas Taurus SA	7,413	10,231

Gafisa SA	521,522	1,451,667

Gafisa SA, ADR (L)	81,554	452,625

General Shopping Brasil SA (I)	61,820	426,593

Gerdau SA	103,043	876,068

Gerdau SA, ADR (L)	894,088	9,298,515

Grendene SA	240,600	1,274,980

Guararapes Confeccoes SA	1,400	71,743

Helbor Empreendimentos SA	40,000	611,443

Hypermarcas SA	42,600	277,343

IdeiasNet SA (I)	24,700	42,431

Iguatemi Empresa de Shopping Centers SA	73,200	1,764,728

Industrias Romi SA	96,600	341,454

Inepar SA Industria E Construcoes	12,100	19,941

Iochpe-Maxion SA	26,500	498,442

Itau Unibanco Holding SA	92,522	1,707,933

Itau Unibanco Holding SA, ADR (L)	627,657	13,212,180

JBS SA (I)	799,579	3,398,996

JHSF Participacoes SA	335,500	1,201,529

Joao Fortes Engenharia SA	500	2,760

Kroton Educacional SA (I)	126,888	1,603,513

Light SA	17,500	277,187

Localiza Rent a Car SA	70,048	1,293,884

Log-in Logistica Intermodal SA (I)	65,400	280,299

Lojas Americanas SA	56,806	537,544

Lojas Renner SA (I)	72,550	2,762,160

12	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Shares	Value

Brazil (continued)

LPS Brasil Consultoria de Imoveis SA	16,600	$337,268

Lupatech SA (I)	3,800	12,724

M Dias Branco SA	19,046	545,566

Magnesita Refratarios SA (I)	290,165	1,250,383

Marcopolo SA	7,000	29,553

Marfrig Frigorificos e Comercio de Alimentos SA	200,293	1,230,509

Marisa Lojas SA	28,000	374,366

Metalfrio Solutions SA (I)	16,800	55,764

Mills Estruturas E Servicos De Engenharia SA	15,100	196,966

Minerva SA	60,400	225,104

MMX Mineracao e Metalicos SA (I)	103,300	579,888

MPX Energia SA (I)	68,000	1,889,230

MRV Engenharia e Participacoes SA	121,400	979,118

Multiplan Empreendimentos Imobiliarios SA	31,200	708,575

Multiplus SA	30,354	611,411

Natura Cosmeticos SA	92,600	2,183,359

Obrascon Huarte Lain Brasil SA	11,600	476,632

Odontoprev SA	55,700	969,824

Oi SA, ADR	1,383	9,861

Oi SA, ADR (3x Ordinary Shares)	21,500	430,000

OSX Brasil SA (I)	17,500	160,504

Paranapanema SA	275,500	537,444

PDG Realty SA Empreendimentos e Participacoes	222,700	951,881

Perdigao SA (I)	18,975	396,682

Petroleo Brasileiro SA	97,783	1,463,400

Petroleo Brasileiro SA, ADR	671,572	20,039,708

Petroleo Brasileiro SA, Class A, ADR (L)	837,292	23,854,449

Plascar Participacoes Industriais SA (I)	13,400	14,826

Porto Seguro SA	186,076	2,329,675

Positivo Informatica SA	26,000	99,322

Profarma Distribuidora de Produtos Farmaceuticos SA	43,200	301,878

Raia Drogasil SA	80,591	784,674

Redecard SA	152,200	3,164,094

Restoque Comercio e Confeccoes de Roupas SA	17,532	355,285

Rodobens Negocios Imobiliarios SA	60,700	388,466

Rossi Residencial SA	121,400	727,446

Santos Brasil Participacoes SA	20,908	370,737

Sao Carlos Empreendimentos e Participacoes SA (I)	79,700	1,206,233

Sao Martinho SA	66,600	817,932

SLC Agricola SA	49,500	458,320

Souza Cruz SA	161,600	2,419,412

Springs Global Participacoes SA (I)	137,367	268,775

Sul America SA	269,700	2,968,310

Tecnisa SA	41,600	246,850

Tegma Gestao Logistica	14,725	272,677

Tele Norte Leste Participacoes SA	3,400	45,835

Tele Norte Leste Participacoes SA, ADR (L)	57,600	618,624

Telefonica Brasil SA	4,502	122,430

See notes to financial statements	Semiannual report | Emerging Markets Fund	13

	Shares	Value

Brazil (continued)

Telefonica Brasil SA, ADR	20,000	$588,600

Tempo Participacoes SA (I)	14,096	36,938

Tereos Internacional SA	9,500	17,592

Tim Participacoes SA	47,400	286,788

Tim Participacoes SA, ADR	24,911	748,576

Totvs SA	70,325	1,305,553

TPI — Triunfo Participacoes e Investimentos SA	75,690	407,706

Tractebel Energia SA	26,100	461,737

Trisul SA	30,607	51,687

Ultrapar Participacoes SA, ADR	190,080	4,261,594

Usinas Siderurgicas de Minas Gerais SA	240,844	2,159,847

Vale Fertilizantes SA	14,800	375,333

Vale SA (Ordinary A Shares), ADR	418,223	10,514,126

Vale SA (Preference A Shares), ADR (L)	530,973	13,051,316

Valid Solucoes e Servicos de Seguranca em Meios de Pagamento	25,385	376,950

Vanguarda Agro SA (I)	1,152,700	295,349

Viver Incorporadora e Construtora SA (I)	246,617	333,179

Weg SA	156,700	1,742,885

Chile 1.83%		40,776,373

Aes Gener SA	502,013	304,231

Aguas Andinas SA	403,451	246,350

Almendral SA	401,406	58,640

Banco de Chile	3,809,312	607,061

Banco de Chile, ADR (L)	5,373	513,122

Banco de Credito e Inversiones	10,320	675,311

Banco Santander Chile	120,656	9,515

Banco Santander Chile SA, ADR (L)	20,018	1,621,658

Besalco SA	115,159	212,751

CAP SA	30,795	1,325,241

Cementos Bio-Bio SA	2,795	3,489

Centros Comerciales Sudamericanos SA	294,873	1,917,274

Cia Cervecerias Unidas SA	15,538	223,817

Cia Cervecerias Unidas SA, ADR	8,617	619,735

Cia General de Electricidad	330,742	1,792,079

Cintac SA	78,352	38,372

Colbun SA	1,091,947	319,153

Companhia Sudamericana de Vapores SA	9,751,994	2,291,419

CorpBanca SA	11,005,680	154,128

CorpBanca SA, ADR (L)	13,087	277,314

Cristalerias de Chile SA	62,943	695,213

Embotelladora Andina SA, ADR, Series A	300	7,800

Embotelladora Andina SA, ADR, Series B	1,594	50,307

Empresa Electrica del Norte Grande SA	138,110	387,405

Empresa Nacional de Electricidad SA	528,526	934,021

Empresa Nacional de Electricidad SA, ADR (L)	18,202	961,794

Empresa Nacional de Telecomunicaciones SA	43,962	897,838

Empresas CMPC SA	668,839	2,927,085

Empresas Copec SA	315,734	5,414,557

14	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Shares	Value

Chile (continued)

Empresas Iansa SA	4,708,478	$372,871

Empresas La Polar SA	393,741	180,521

Enersis SA, ADR (L)	169,782	3,431,294

Forus SA	1,477	4,986

Gasco SA	221,878	1,470,401

Grupo Security SA	593,749	226,438

Inversiones Aguas Metropolitanas SA	965,067	1,548,612

Lan Airlines SA	4,699	128,284

Lan Airlines SA, ADR (L)	52,595	1,414,806

Madeco SA (I)	9,151,762	457,731

Masisa SA	3,965,688	425,618

Molibdenos Y Metales SA	6,973	120,612

Multiexport Foods SA	27,522	7,858

Parque Arauco Saparque Arauco SA	44,446	87,438

Paz Corp. SA	115,321	63,660

Ripley Corp. SA	641,294	753,890

SACI Falabella	132,388	1,316,017

Salfacorp SA	66,565	191,434

Sigdo Koppers SA	127,154	283,006

Sociedad Quimica y Minera de Chile SA, ADR (L)	28,039	1,659,348

Socovesa SA	678,810	318,292

Sonda SA	171,336	499,851

Vina Concha Y Toro SA	92,215	201,783

Vina San Pedro Tarapaca SA	16,425,632	124,942

China 9.72%		216,615,401

361 Degrees International, Ltd. (L)	193,000	82,749

Agile Property Holdings, Ltd. (L)	844,000	1,127,462

Agricultural Bank of China, Ltd.	3,671,000	1,805,141

Air China, Ltd.	600,000	448,615

Ajisen China Holdings, Ltd.	332,000	454,057

Alibaba.com, Ltd. (I)(L)	719,500	1,216,909

Aluminum Corp. of China, Ltd., ADR (L)	37,554	508,481

Angang Steel Company, Ltd., Class H (L)	1,210,000	927,695

Anhui Conch Cement Company, Ltd.	350,000	1,201,304

Anhui Expressway Company, Ltd.	154,000	98,375

Anhui Tianda Oil Pipe Company, Ltd.	462,000	100,445

Anta Sports Products, Ltd. (L)	355,000	391,408

Anton Oilfield Services Group	1,466,000	221,476

Asia Cement China Holdings Corp.	610,000	341,192

Bank of China, Ltd., Class H	32,504,075	14,059,167

Bank of Communications Company, Ltd., Class H	3,532,858	2,880,347

Baoye Group Company, Ltd.	478,000	264,413

Bawang International Group Holding, Ltd. (I)	50,000	7,627

BBMG Corp.	276,500	287,847

Beijing Capital Land, Ltd.	1,240,000	374,998

Beijing Datang Power Generation Company, Ltd., Class H	482,000	174,035

Beijing Jingkelong Company, Ltd.	27,000	27,220

Beijing North Star Company	1,030,000	220,020

See notes to financial statements	Semiannual report | Emerging Markets Fund	15

	Shares	Value

China (continued)

BYD Company, Ltd., Class H (I)	168,500	$550,580

BYD Electronic International Company, Ltd. (I)	1,060,983	431,837

Catic Shenzhen Holdings, Ltd.	140,000	59,304

China Aoyuan Property Group, Ltd.	1,766,000	254,572

China BlueChemical, Ltd.	1,596,000	1,240,502

China Citic Bank Corp., Ltd.	6,346,962	4,108,551

China Coal Energy Company, Ltd., Series H	4,250,000	5,392,291

China Communications Construction Company, Ltd., H Shares	3,946,202	3,986,998

China Communications Services Corp., Ltd., Class H	2,807,200	1,436,741

China Construction Bank Corp.	11,963,000	9,991,400

China COSCO Holdings Company, Ltd., H Shares (L)	640,000	415,678

China Dongxiang Group Company	901,000	168,508

China Eastern Airlines Corp., Ltd. (I)	458,000	174,829

China Eastern Airlines Corp., Ltd., ADR (I)	1,037	19,682

China Huiyuan Juice Group, Ltd.	832,500	315,445

China Liansu Group Holdings, Ltd.	45,000	29,762

China Life Insurance Company, Ltd.	698,000	2,165,390

China Life Insurance Company, Ltd., ADR (L)	99,654	4,618,963

China Lilang, Ltd.	220,000	229,612

China Longyuan Power Group Corp.	515,000	445,270

China Medical System Holdings, Ltd.	312,200	239,707

China Merchants Bank Company, Ltd.	1,040,500	2,353,098

China Minsheng Banking Corp., Ltd., H Shares (L)	3,496,500	3,383,364

China Molybdenum Company, Ltd.	1,743,000	874,843

China National Building Material Company, Ltd.	972,000	1,383,292

China National Materials Company, Ltd.	131,000	63,230

China Nickel Resources Holding Company, Ltd. (I)	878,000	88,015

China Oilfield Services, Ltd.	432,000	748,059

China Pacific Insurance Group Company, Ltd., H Shares	490,600	1,763,549

China Petroleum & Chemical Corp., ADR (L)	166,422	18,853,948

China Qinfa Group, Ltd. (I)	944,000	233,649

China Railway Construction Corp.	1,829,335	1,414,912

China Railway Group, Ltd.	842,000	339,965

China Rare Earth Holdings, Ltd. (I)	1,272,000	367,829

China Shanshui Cement Group, Ltd.	642,000	586,154

China Shenhua Energy Company, Ltd., Class H	1,013,500	4,626,716

China Shineway Pharmaceutical Group, Ltd.	150,000	281,490

China Shipping Container Lines Company, Ltd. (I)	3,759,850	1,274,788

China Shipping Development Company, Ltd.	1,410,000	1,059,148

China Singyes Solar Technologies Holdings, Ltd. (I)	65,000	37,566

China Southern Airlines Company, Ltd. (I)	454,000	226,734

China Southern Airlines Company, Ltd., ADR (I)(L)	1,402	34,896

China Sunshine Paper Holdings Company, Ltd.	41,500	6,654

China Telecom Corp., Ltd.	1,982,000	1,200,998

China Telecom Corp., Ltd., ADR (L)	5,800	352,350

China Wireless Technologies, Ltd.	532,000	110,602

China Yurun Food Group, Ltd. (L)	395,000	598,629

China Zhongwang Holdings, Ltd. (L)	2,253,400	982,225

16	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Shares	Value

China (continued)

Chinasoft International, Ltd. (I)	370,000	$111,785

Chongqing Iron & Steel Company, Ltd. (I)	834,000	150,472

Chongqing Machinery & Electric Company, Ltd.	1,100,000	238,187

CNOOC, Ltd.	3,800,000	8,585,860

CNOOC, Ltd., ADR (L)	15,118	3,423,925

Country Garden Holdings Company	7,198,933	3,248,695

CSR Corp., Ltd.	604,000	470,504

Dalian Port PDA Company, Ltd.	1,186,621	331,852

Daphne International Holdings, Ltd.	540,000	679,498

Dongfang Electric Corp. Ltd.	147,800	393,765

Dongfeng Motor Group Company, Ltd.	848,000	1,650,814

Dongjiang Environmental Company, Ltd., Class H (I)	7,200	26,349

Dongyue Group	822,000	836,179

ENN Energy Holdings, Ltd.	192,000	652,690

Evergrande Real Estate Group, Ltd. (L)	1,577,000	995,129

Evertop Wire Cable Corp. (I)	406,000	1,095,387

First Tractor Company (I)	712,750	828,013

Fosun International, Ltd.	1,805,059	1,115,350

Golden Eagle Retail Group, Ltd.	229,000	565,979

Great Wall Motor Company, Ltd. (L)	1,580,000	3,153,479

Great Wall Technology Company, Ltd.	648,000	176,076

Greentown China Holdings, Ltd.	906,500	684,074

Guangshen Railway Company, Ltd., ADR (L)	43,948	853,470

Guangzhou Automobile Group Company, Ltd.	1,412,857	1,660,455

Guangzhou Pharmaceutical Company, Ltd.	276,000	215,998

Guangzhou R&F Properties Company, Ltd., Class H (L)	1,032,599	1,360,189

Guangzhou Shipyard International Company, Ltd.	52,000	52,387

Hainan Meilan International Airport Company, Ltd.	163,000	125,757

Haitian International Holdings, Ltd.	157,000	164,943

Harbin Power Equipment Company, Ltd.	952,000	1,091,352

Hengan International Group Company, Ltd.	320,500	2,894,780

Hidili Industry International Development, Ltd.	1,491,000	655,813

Hisense Kelon Electrical Holdings Company, Ltd. (I)	132,000	33,780

Honghua Group, Ltd. (I)	1,510,000	224,406

Huadian Power International Corp. (I)	420,000	100,819

Huaneng Power International, Inc.	4,400	111,848

Huaneng Power International, Inc., Class H	418,000	265,837

Hunan Non Ferrous Metal Corp., Ltd. (I)	2,694,000	810,637

Industrial & Commercial Bank of China	13,341,000	9,702,104

Intime Department Store Group Company, Ltd.	447,500	551,575

Jiangsu Expressway, Ltd.	288,000	300,033

Jingwei Textile Machinery Company, Ltd.	168,000	109,086

Kaisa Group Holdings, Ltd. (I)	118,000	26,555

Kasen International Holdings, Ltd.	240,000	34,037

Kingdee International Software Group Company, Ltd.	1,180,000	317,601

Kingsoft Corp., Ltd.	205,000	98,006

Lenovo Group, Ltd.	3,542,000	3,123,204

Li Ning Company, Ltd.	246,500	295,732

See notes to financial statements	Semiannual report | Emerging Markets Fund	17

	Shares	Value

China (continued)

Lianhua Supermarket Holdings Company, Ltd.	225,200	$314,600

Lingbao Gold Company, Ltd.	446,000	228,578

Longfor Properties Company, Ltd. (L)	438,000	630,748

Maanshan Iron & Steel Company, Ltd. (L)	2,014,000	675,875

Maoye International Holdings, Ltd.	509,000	131,260

Metallurgical Corp. of China, Ltd.	302,000	81,417

NVC Lighting Holdings, Ltd.	570,000	251,182

Pacific Online, Ltd.	194,000	97,222

Parkson Retail Group, Ltd.	469,000	555,447

PCD Stores Group, Ltd.	638,000	121,517

PetroChina Company, Ltd., ADR	29,667	4,456,873

PetroChina Company, Ltd., Class H	2,582,000	3,877,199

PICC Property & Casualty Company, Ltd., H Shares	836,000	1,172,772

Ping An Insurance Group Company	516,000	4,450,664

Powerlong Real Estate Holdings, Ltd.	264,000	54,006

Qunxing Paper Holdings Company, Ltd. (I)	969,268	257,932

Regent Manner International, Ltd.	484,000	161,180

Renhe Commercial Holdings Company, Ltd.	256,000	30,609

Sany Heavy Equipment International Holdings Company, Ltd.	325,000	285,261

Scud Group, Ltd. (I)	306,000	22,439

Semiconductor Manufacturing International Corp., ADR (I)	263,668	680,263

Semiconductor Manufacturing International Corp. (I)	16,250,000	854,098

Shandong Chenming Paper Holdings, Ltd.	225,584	123,392

Shandong Molong Petroleum Machinery Company, Ltd.	100,400	69,292

Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	716,000	707,417

Shandong Xinhua Pharmaceutical Company, Ltd.	254,000	74,388

Shanghai Electric Group Company, Ltd. (I)	1,068,000	575,773

Shanghai Jin Jiang International Hotels Group Company, Ltd.	1,562,000	238,581

Shanghai Prime Machinery Company, Ltd.	1,242,000	239,451

Shenguan Holdings Group, Ltd.	502,000	297,956

Shenzhen Expressway Company, Ltd.	180,000	78,985

Shenzhou International Group Holdings, Ltd.	52,000	92,867

Shui On Land, Ltd. (L)	3,514,003	1,508,634

Sichuan Expressway Company, Ltd.	232,000	107,060

Sichuan Xinhua Winshare Chainstore Company, Ltd.	583,650	287,536

Silver Base Group Holdings, Ltd. (I)	167,000	125,326

Sino-Ocean Land Holdings, Ltd.	4,055,639	2,311,842

SinoCom Software Group, Ltd.	157,000	14,138

Sinopec Shanghai Petrochemical Company, Ltd., ADR	1,587	59,830

Sinopec Shanghai Petrochemical Company, Ltd., Class H	836,000	316,642

Sinopec Yizheng Chemical Fibre Company, Ltd.	608,000	181,063

Sinopharm Group Company, Ltd., H Shares	339,600	922,487

Sinotrans, Ltd., Class H	2,156,574	452,733

Sinotruk Hong Kong, Ltd.	1,000,055	714,609

Soho China, Ltd.	2,288,000	1,657,216

SPG Land Holdings, Ltd. (I)	397,925	94,451

Sunny Optical Technology Group Company, Ltd.	322,000	109,571

Tech Pro Technology Development, Ltd. (I)	332,000	123,167

18	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Shares	Value

China (continued)

Tencent Holdings, Ltd.	377,200	$9,751,096

Tiangong International Company, Ltd.	1,007,564	248,786

Tianjin Capital Environmental Protection Group Company, Ltd.	64,000	18,572

Tianneng Power International, Ltd.	948,700	520,585

Tingyi (Cayman Islands) Holding Corp.	756,000	2,220,108

Tong Ren Tang Technologies Company, Ltd.	108,000	127,254

Travelsky Technology, Ltd.	2,011,500	1,094,457

Tsingtao Brewery Company, Ltd., Series H	130,000	700,862

Uni-President China Holdings, Ltd.	329,000	214,061

Want Want China Holdings, Ltd.	1,758,000	1,746,675

Weichai Power Company, Ltd. (L)	169,000	931,010

Weiqiao Textile Company	583,500	363,428

West China Cement, Ltd.	854,000	195,828

Wuyi International Pharmaceutical Company, Ltd.	525,000	33,365

Xiamen International Port Company, Ltd.	1,056,662	167,780

Xingda International Holdings, Ltd.	1,029,000	538,202

Xinjiang Goldwind Science & Technology Company, Ltd., Class H	136,200	88,318

Xinjiang Xinxin Mining Industry Company, Ltd.	1,037,000	360,925

Xiwang Sugar Holdings Company, Ltd. (I)	593,020	99,070

Yanzhou Coal Mining Company, Ltd., ADR (L)	52,903	1,304,588

Yanzhou Coal Mining Company, Ltd., H Shares	104,000	256,813

Zhaojin Mining Industry Company, Ltd., H Shares	420,500	860,771

Zhejiang Expressway Company, Ltd., Class H	372,000	281,197

Zhejiang Glass Company, Ltd. (I)	172,000	0

Zhong An Real Estate, Ltd. (I)	793,200	111,345

Zhongsheng Group Holdings Ltd.	170,500	327,835

Zhuzhou CSR Times Electric Company, Ltd., H Shares	159,000	436,181

Zijin Mining Group Company, Ltd.	1,397,000	663,424

ZTE Corp., Class H	249,200	739,542

Colombia 0.17%		3,881,270

BanColombia SA, ADR	27,362	1,748,432

Ecopetrol SA, ADR (L)	36,653	2,132,838

Czech Republic 0.38%		8,537,534

CEZ AS	63,279	2,732,043

Fortuna Entertainment Group NV	1,276	7,040

Komercni Banka AS	2,744	537,416

Pegas Nonwovens SA	29,769	718,252

Philip Morris CR AS	293	178,837

Telefonica O2 Czech Republic AS (I)(L)	100,542	2,187,372

Unipetrol AS (I)	240,546	2,176,574

Egypt 0.04%		836,526

Commercial International Bank Egypt SA	31,257	125,028

Orascom Construction Industries, GDR	15,783	711,498

Hong Kong 5.09%		113,418,628

AMVIG Holdings, Ltd.	675,333	388,890

Anxin-China Holdings, Ltd. (I)	756,000	177,005

Asia Energy Logistics Group, Ltd. (I)	1,880,000	32,835

See notes to financial statements	Semiannual report | Emerging Markets Fund	19

	Shares	Value

Hong Kong (continued)

Asian Citrus Holdings, Ltd.	27,000	$16,235

Asian Union New Media Group, Ltd. (I)	2,433,125	37,815

Avic International Holding HK, Ltd. (I)	4,532,000	177,037

AviChina Industry & Technology Company, Ltd.	180,000	91,571

Beijing Capital International Airport Company, Ltd., Class H	2,564,415	1,267,414

Beijing Development Hong Kong, Ltd. (I)	482,000	98,396

Beijing Enterprises Holdings, Ltd.	567,930	3,598,324

Beijing Enterprises Water Group, Ltd. (I)	1,162,000	311,276

Belle International Holdings, Ltd.	1,451,000	2,379,258

Bosideng International Holdings, Ltd.	1,282,000	398,234

Brilliance China Automotive Holdings, Ltd. (I)	2,906,000	3,350,287

C C Land Holdings, Ltd.	440,039	116,994

Central China Real Estate, Ltd.	887,538	225,299

Centron Telecom International Holdings, Ltd.	563,569	113,897

CGN Mining Company, Ltd. (I)	645,000	75,952

Chaoda Modern Agriculture Holdings, Ltd.	5,797,312	336,349

China Aerospace International Holdings, Ltd.	2,914,755	257,948

China Agri-Industries Holdings, Ltd.	1,843,000	1,386,843

China Chengtong Development Group, Ltd.	2,031,216	91,229

China Energine International Holdings, Ltd. (I)	2,025,589	92,551

China Everbright International, Ltd.	512,000	234,939

China Everbright, Ltd.	937,000	1,755,156

China Foods, Ltd.	380,000	332,178

China Gas Holdings, Ltd.	932,000	445,083

China Grand Forestry Green Resources Group, Ltd. (I)	427,090	49,459

China Green Holdings, Ltd. (L)	588,000	225,813

China Haidian Holdings, Ltd.	2,601,800	250,543

China High Precision Automation Group, Ltd.	74,000	25,617

China Lumena New Materials Corp.	744,000	204,833

China Mengniu Dairy Company, Ltd.	628,000	1,779,049

China Merchants Holdings International Company, Ltd.	1,771,518	6,081,902

China Metal Recycling Holdings, Ltd.	184,800	224,546

China Mining Resources Group, Ltd. (I)	8,324,000	121,272

China Mobile, Ltd.	106,000	1,128,382

China Mobile, Ltd., ADR (L)	297,443	15,767,453

China Ocean Resources Company, Ltd.	8,700	37,616

China Oil and Gas Group, Ltd. (I)	3,168,219	308,057

China Overseas Grand Oceans Group, Ltd.	44,000	53,346

China Pharmaceutical Group, Ltd.	1,192,000	338,243

China Power International Development, Ltd.	634,000	158,637

China Power New Energy Development Company, Ltd. (I)	860,000	42,757

China Precious Metal Resources Holdings Company, Ltd. (I)	378,000	70,097

China Properties Group, Ltd. (I)	1,026,000	319,194

China Resource Power Holdings, Ltd.	306,000	600,774

China Resources Cement Holdings, Ltd.	672,000	558,045

China Resources Enterprises, Ltd.	780,000	2,895,535

China Resources Gas Group, Ltd.	390,000	604,432

China Resources Land, Ltd.	384,000	729,066

20	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Shares	Value

Hong Kong (continued)

China South City Holdings Ltd.	1,038,000	$147,837

China Starch Holdings, Ltd.	2,630,000	108,323

China State Construction International Holdings, Ltd.	625,200	559,997

China Taiping Insurance Holdings Company, Ltd. (I)	248,800	579,850

China Travel International Investment Hong Kong, Ltd.	4,084,000	805,612

China Unicom Hong Kong, Ltd.	2,000	3,566

China Unicom Hong Kong, Ltd., ADR (L)	580,041	10,353,732

China Water Affairs Group, Ltd.	406,000	121,905

CIMC Enric Holdings, Ltd. (I)	96,000	55,556

Citic 21CN Company, Ltd. (I)	1,034,000	80,037

Citic Pacific, Ltd.	1,368,923	2,549,995

Citic Resources Holdings, Ltd. (I)	3,570,000	628,348

Clear Media, Ltd. (I)	57,000	29,305

Coastal Greenland, Ltd. (I)	2,330,000	91,456

Comba Telecom Systems Holdings Ltd.	311,000	230,325

Cosco International Holdings, Ltd.	975,040	459,678

COSCO Pacific, Ltd.	1,798,000	2,689,654

Coslight Technology International Group, Ltd. (I)	190,000	63,696

CP Pokphand Company	2,642,000	335,699

DaChan Food Asia, Ltd.	655,000	129,920

Dawnrays Pharmaceutical Holdings, Ltd.	52,000	15,017

Digital China Holdings, Ltd.	254,000	506,813

Dynasty Fine Wines Group, Ltd.	242,000	57,691

Embry Holdings, Ltd.	80,000	46,944

Extrawell Pharmaceutical Holdings, Ltd. (I)	1,060,000	63,879

Franshion Properties China, Ltd.	4,998,000	1,327,883

Fushan International Energy Group, Ltd.	4,078,000	1,717,195

GCL-Poly Energy Holdings, Ltd. (L)	2,392,000	808,425

Geely Automobile Holdings Company, Ltd.	1,120,000	487,954

Global Bio-Chem Technology Group Company, Ltd.	2,837,200	763,211

Global Sweeteners Holdings, Ltd. (I)	444,000	66,308

Glorious Property Holdings, Ltd. (I)	411,000	84,381

Goldbond Group Holdings, Ltd.	100,000	5,395

Golden Meditech Holdings, Ltd. (I)	2,448,000	328,107

Goldlion Holdings, Ltd.	345,000	140,047

GOME Electrical Appliances Holdings, Ltd.	3,146,000	949,920

Good Friend International Holdings, Inc.	42,000	24,873

Goodtop Tin International Holdings, Ltd. (I)	1,160,000	122,096

Guangdong Investment, Ltd.	618,000	403,987

Haier Electronics Group Company, Ltd. (I)	341,000	425,548

Heng Tai Consumables Group, Ltd. (I)	4,590,350	242,344

Hengdeli Holdings, Ltd. (L)	860,000	370,480

Hi Sun Technology China, Ltd. (I)	126,000	28,266

HKC Holdings, Ltd.	3,725,423	187,019

Hong Kong Energy Holdings, Ltd. (I)	319,027	14,587

Hopewell Highway Infrastructure, Ltd., GDR	147,000	86,154

Hopson Development Holdings, Ltd. (I)(L)	878,000	711,213

Hua Han Bio-Pharmaceutical Holdings, Ltd., H Shares	1,199,040	228,685

See notes to financial statements	Semiannual report | Emerging Markets Fund	21

	Shares	Value

Hong Kong (continued)

Huabao International Holdings, Ltd. (L)	1,075,000	$747,696

Huscoke Resources Holdings, Ltd.	1,804,200	36,248

Inspur International, Ltd.	4,415,000	152,814

Interchina Holdings Company (I)	515,000	51,522

Ju Teng International Holdings, Ltd.	1,525,722	489,479

Kai Yuan Holdings, Ltd. (I)	10,020,000	256,698

Kingboard Chemical Holdings, Ltd.	664,290	2,433,988

Kingway Brewery Holdings, Ltd.	988,000	375,597

Kunlun Energy Company, Ltd.	1,012,000	1,684,263

KWG Property Holding, Ltd. (L)	1,533,012	928,374

Lai Fung Holdings, Ltd.	5,139,000	111,000

Le Saunda Holdings, Ltd.	72,000	26,816

LK Technology Holdings, Ltd.	40,000	9,537

Lonking Holdings, Ltd.	636,000	255,186

Loudong General Nice Resources China Holdings, Ltd. (I)	2,370,000	186,393

Magic Holdings International, Ltd.	54,000	24,031

MIN XIN Holdings, Ltd.	188,000	101,099

Mingfa Group International Company, Ltd.	325,000	113,336

Minmetals Land, Ltd.	1,810,000	255,935

Minmetals Resources, Ltd. (I)	1,240,000	696,036

Nan Hai Corp., Ltd. (I)	28,150,000	137,745

Neo-China Land Group Holdings, Ltd. (I)	1,049,500	231,202

NetDragon Websoft, Inc.	282,000	179,621

New World China Land, Ltd.	3,655,230	993,331

New World Department Store China, Ltd.	75,000	47,135

Nine Dragons Paper Holdings, Ltd.	445,000	396,349

Petroasian Energy Holdings, Ltd. (I)	4,992,000	150,817

Phoenix Satellite Television Holdings, Ltd.	416,000	159,339

Poly Hong Kong Investment, Ltd. (L)	2,759,944	1,753,281

Ports Design, Ltd.	242,500	383,573

Pou Sheng International Holdings, Ltd. (I)	2,224,000	309,340

Prosperity International Holdings HK, Ltd.	1,460,000	76,789

Qin Jia Yuan Media Services Company, Ltd.	4,245,880	82,145

Qingling Motors Company, Ltd.	948,000	306,255

REXLot Holdings, Ltd.	9,200,000	777,782

Road King Infrastructure, Ltd.	85,000	57,257

Samson Holding, Ltd.	1,383,915	186,648

Shanghai Industrial Holdings, Ltd.	601,041	2,176,363

Shanghai Zendai Property, Ltd. (I)	4,865,000	101,836

Shenzhen International Holdings, Ltd.	13,467,500	933,885

Shenzhen Investment, Ltd.	3,034,000	725,736

Shimao Property Holdings, Ltd., GDR (L)	1,742,000	2,264,344

Shougang Concord Century Holdings, Ltd. (I)	1,102,000	55,852

Shougang Concord International Enterprises Company, Ltd.	6,444,000	493,864

Silver Grant International	2,340,334	632,931

Sim Technology Group, Ltd.	1,114,000	102,225

Sino Biopharmaceutical	1,644,000	453,362

Sino Prosper State Gold Resources Holdings, Ltd. (I)	438,000	40,415

22	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Shares	Value

Hong Kong (continued)

Sino Union Petroleum & Chemical International, Ltd. (I)	5,462,273	$357,727

Sinofert Holdings, Ltd.	2,892,000	860,366

Sinolink Worldwide Holdings, Ltd. (I)	2,976,000	287,358

Sinomedia Holding, Ltd.	228,000	92,932

Sinopec Kantons Holdings, Ltd.	620,000	383,521

Sinotrans Shipping, Ltd.	2,137,000	585,321

Skyworth Digital Holdings, Ltd.	1,330,761	741,436

Solargiga Energy Holdings, Ltd.	997,000	127,254

Sparkle Roll Group, Ltd.	600,000	69,072

SRE Group, Ltd.	4,074,000	259,631

TAK Sing Alliance Holdings, Ltd. (I)	734,000	79,726

TCC International Holdings, Ltd.	1,253,417	556,530

TCL Communication Technology Holdings, Ltd.	219,000	122,038

TCL Multimedia Technology Holdings, Ltd. (I)	745,200	348,533

Tian An China Investment, Ltd.	976,000	501,810

Tianjin Development Holdings, Ltd. (I)	156,000	85,147

Tianyi Fruit Holdings, Ltd.	28,000	6,439

Tomson Group, Ltd.	851,443	227,401

Towngas China Company, Ltd.	179,000	105,888

TPV Technology, Ltd.	1,276,588	389,495

Truly International Holdings, Ltd.	1,751,000	330,381

United Energy Group, Ltd. (I)	1,846,000	304,057

United Gene High-Tech Group, Ltd. (I)	2,090,000	21,178

Vinda International Holdings, Ltd.	234,000	314,896

Vodone, Ltd. (L)	816,000	135,356

Wasion Group Holdings, Ltd.	710,000	308,037

Welling Holding, Ltd.	286,000	50,695

Yingde Gases Group Company	345,500	380,432

Yip’s Chemical Holdings, Ltd.	210,000	169,050

Yorkey Optical International Cayman, Ltd.	44,000	4,872

Yuexiu Property Company, Ltd.	6,895,200	1,380,764

Yuexiu Transport Infrastructure, Ltd.	184,000	83,239

Hungary 0.36%		8,009,770

Danubius Hotel and Spa PLC (I)	951	13,701

Egis Gyogyszergyar Nyrt	12,949	966,201

Fotex Holding SE Company, Ltd. (I)	67,211	94,007

Magyar Telekom Telecommunications PLC	114,800	313,199

MOL Hungarian Oil and Gas PLC (I)(L)	14,280	1,229,553

OTP Bank PLC (L)	229,203	4,184,476

PannErgy (I)	2,974	9,326

Richter Gedeon Nyrt	6,691	1,199,307

India 8.70%		193,856,706

3M India, Ltd. (I)	27	2,093

Aban Offshore, Ltd.	21,138	213,232

ABB, Ltd.	32,944	541,298

ABG Shipyard, Ltd.	16,236	135,778

ACC, Ltd.	18,840	500,416

Adani Enterprises, Ltd.	54,396	414,811

See notes to financial statements	Semiannual report | Emerging Markets Fund	23

	Shares	Value

India (continued)

Adani Power, Ltd. (I)	180,994	$280,623

Aditya Birla Nuvo, Ltd.	50,286	900,547

Ador Welding, Ltd.	2,491	7,203

Agro Tech Foods, Ltd.	963	8,443

AIA Engineering, Ltd.	27	194

Akzo Nobel India, Ltd.	2,933	48,897

Alembic Pharmaceuticals, Ltd. (I)	38,000	34,808

Alembic, Ltd. (I)	32,798	12,100

Allahabad Bank	97,853	391,377

Alok Industries, Ltd.	487,315	203,583

Alstom Projects India, Ltd.	11,134	85,280

Amara Raja Batteries, Ltd.	7,441	41,613

Ambuja Cements, Ltd.	226,665	739,328

Amtek Auto, Ltd.	149,007	428,337

Anant Raj Industries, Ltd.	151,998	202,392

Andhra Bank	157,627	419,035

Ansal Properties & Infrastructure, Ltd.	83,467	62,079

Apollo Hospitals Enterprise, Ltd.	44,250	523,994

Apollo Tyres, Ltd.	77,864	133,853

Aptech, Ltd.	18,472	32,118

Areva T&D India, Ltd.	25,124	96,478

Arvind, Ltd. (I)	144,398	254,172

Ashapura Minechem, Ltd. (I)	5,400	1,782

Ashok Leyland, Ltd.	1,524,720	869,521

Asian Paints, Ltd.	11,884	768,206

Aurobindo Pharma, Ltd.	10,277	23,353

Avaya Global Connect, Ltd.	148	432

Axis Bank, Ltd.	51,317	1,222,448

Axis Bank, Ltd., GDR	95	2,295

Bajaj Auto Finance, Ltd.	15,115	244,001

Bajaj Auto, Ltd.	28,118	1,034,497

Bajaj Electricals, Ltd.	6,141	23,393

Bajaj Finserv, Ltd.	24,676	321,849

Bajaj Hindusthan, Ltd.	266,322	181,403

Bajaj Holdings and Investment, Ltd.	41,862	685,244

Balaji Telefilms, Ltd.	11,528	9,776

Balkrishna Industries, Ltd.	16,580	80,799

Ballarpur Industries, Ltd.	487,134	244,654

Balmer Lawrie & Company, Ltd.	7,980	89,922

Balrampur Chini Mills, Ltd.	160,224	169,299

Bank of Baroda	60,136	1,052,341

Bank of India	128,328	964,520

Bank of Maharashtra	218,538	233,930

BASF India, Ltd.	2,895	29,748

Bata India, Ltd.	11,358	160,083

BEML, Ltd.	19,471	263,494

Berger Paints India, Ltd.	45,559	96,152

BGR Energy Systems, Ltd.	5,930	44,633

24	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Shares	Value

India (continued)

Bharat Electronics, Ltd.	7,257	$239,282

Bharat Forge, Ltd.	38,277	238,221

Bharat Heavy Electricals, Ltd.	256,990	1,597,833

Bharat Petroleum Corp., Ltd.	12,345	166,641

Bharti Airtel, Ltd. (I)	276,897	1,968,211

Bhushan Steel, Ltd.	17,841	143,029

Biocon, Ltd.	18,333	102,207

Birla Corp., Ltd.	41,760	234,346

Bl Kashyap & Sons, Ltd.	33,652	8,482

Blue Dart Express, Ltd.	1,817	70,389

Blue Star, Ltd.	874	3,370

Bombay Rayon Fashions, Ltd.	15,869	86,720

Bosch, Ltd.	2,734	431,702

Brigade Enterprises, Ltd.	22,407	30,948

Britannia Industries, Ltd.	21,988	233,007

Cadila Healthcare, Ltd.	23,683	350,090

Cairn India, Ltd. (I)	396,665	2,983,163

Canara Bank	91,968	949,226

Carborundum Universal, Ltd.	2,776	9,374

Central Bank of India	314,027	652,720

Century Textile & Industries, Ltd.	32,699	210,666

Cesc, Ltd.	18,931	105,353

Chambal Fertilizers & Chemicals, Ltd.	224,870	400,863

Chennai Petroleum Corp., Ltd.	5,582	19,778

Cholamandalam DBS Finance, Ltd.	8,951	30,652

Cipla, Ltd.	122,586	789,001

City Union Bank, Ltd.	128,137	124,380

Clariant Chemicals India, Ltd.	2,333	30,052

CMC, Ltd.	2,197	45,251

Colgate-Palmolive India, Ltd.	16,631	356,575

Container Corp. of India	7,253	142,350

Core Projects & Technologies, Ltd.	10,249	56,505

Coromandel International, Ltd.	33,351	187,085

Corporation Bank	30,114	286,538

Cranes Software International, Ltd. (I)	3,000	169

CRISIL, Ltd.	8,772	166,412

Crompton Greaves, Ltd.	34,683	99,582

Cummins India, Ltd.	33,341	319,701

Dabur India, Ltd.	236,777	499,820

Dalmia Bharat Enterprises, Ltd.	18,693	49,540

Dalmia Bharat Sugar & Industries, Ltd.	18,693	5,526

DB Corp., Ltd.	2,679	11,169

DCM Shriram Consolidated, Ltd.	26,804	22,230

Deepak Fertilizers & Petrochemicals Corp., Ltd.	44,612	141,318

Development Credit Bank, Ltd. (I)	184,559	179,375

Dhanlaxmi Bank, Ltd.	65,879	99,662

Dish TV India, Ltd. (I)	197,900	218,427

Dishman Pharmaceuticals & Chemicals, Ltd.	25,451	26,791

See notes to financial statements	Semiannual report | Emerging Markets Fund	25

	Shares	Value

India (continued)

Divi’s Laboratories, Ltd.	20,648	$306,219

DLF, Ltd.	407,900	1,866,084

Dr. Reddy’s Laboratories, Ltd.	14,090	469,112

Dr. Reddy’s Laboratories, Ltd., ADR (L)	18,324	615,686

Dredging Corp. of India, Ltd. (I)	15,333	95,048

Eclerx Services, Ltd.	4,262	65,289

Edelweiss Capital, Ltd.	221,050	149,267

Eicher Motors, Ltd.	8,358	296,414

EID Parry India, Ltd.	81,890	323,922

EIH, Ltd.	23,350	40,538

Elder Pharmaceuticals, Ltd.	8,295	56,616

Electrosteel Castings, Ltd.	93,708	46,726

Emami, Ltd.	17,624	135,888

Engineers India, Ltd.	25,988	144,070

Entertainment Network India, Ltd. (I)	2,857	13,742

Era Infra Engineering, Ltd.	6,249	17,593

Esab India, Ltd.	798	8,628

Escorts, Ltd.	43,887	69,972

Essar Oil, Ltd. (I)	141,484	173,351

Essar Ports, Ltd. (I)	118,939	151,778

Essar Shipping, Ltd. (I)	59,469	36,712

Essel Propack, Ltd.	89,057	60,510

Eveready Industries India, Ltd.	2,607	1,474

Everest Kanto Cylinder, Ltd.	53,022	40,592

Exide Industries, Ltd.	104,294	287,460

Federal Bank, Ltd.	161,367	1,334,942

Federal-Mogul Goetze India, Ltd. (I)	8,130	48,848

Financial Technologies India, Ltd.	4,036	67,715

Finolex Cables, Ltd.	89,396	61,004

Finolex Industries, Ltd.	64,689	75,073

Firstsource Solutions, Ltd. (I)	198,131	50,774

Fortis Healthcare, Ltd. (I)	99,267	218,287

Fresenius Kabi Oncology, Ltd. (I)	5,821	16,074

Future Capital Holdings, Ltd.	9,269	24,493

Future Mall Management, Ltd. (I)	40	29

GAIL India, Ltd.	85,302	646,581

GAIL India, Ltd., GDR	1,143	50,989

Gammon India, Ltd.	77,691	83,129

Ganesh Housing Corp. Ltd.	241	545

Gateway Distriparks, Ltd.	70,842	219,975

Geojit BNP Paribas Financial Services, Ltd.	135,780	57,835

Gic Housing Finance, Ltd.	25,033	47,796

Gillette India, Ltd.	165	7,737

Gitanjali Gems, Ltd.	50,394	392,187

GlaxoSmithKline Consumer Healthcare, Ltd.	5,261	276,807

GlaxoSmithKline Pharmaceuticals, Ltd.	9,366	395,770

Glenmark Pharmaceuticals, Ltd.	38,363	240,822

GMR Infrastructure (I)	187,633	108,869

26	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Shares	Value

India (continued)

Godfrey Philips India, Ltd.	379	$21,314

Godrej Consumer Products, Ltd.	48,992	446,338

Godrej Industries, Ltd.	16,932	86,585

Godrej Properties, Ltd.	2,593	34,578

Graphite India, Ltd.	80,822	139,230

Grasim Industries, Ltd.	31,208	1,847,945

Great Eastern Shipping Company, Ltd.	84,792	414,259

Grindwell Norton, Ltd.	43	218

Gujarat Alkalies & Chemicals, Ltd.	51,800	143,826

Gujarat Ambuja Exports, Ltd.	15,000	6,507

Gujarat Flourochemicals, Ltd.	32,948	338,196

Gujarat Gas Company, Ltd.	6,295	54,468

Gujarat Mineral Development Corp. Ltd.	27,821	115,668

Gujarat Narmada Valley Fertilizers Company, Ltd.	65,805	116,532

Gujarat State Fertilisers & Chemicals, Ltd.	41,832	331,103

Gujarat State Petronet, Ltd.	38,484	60,656

Gulf Oil Corp, Ltd.	44,106	68,174

Havells India, Ltd.	16,738	183,957

HBL Power Systems, Ltd.	104,569	38,299

HCL Infosystems, Ltd.	185,657	167,595

HCL Technologies, Ltd.	60,519	597,520

HDFC Bank Ltd.	480,606	5,064,175

HEG, Ltd.	17,873	87,635

Heidelbergcement India, Ltd. (I)	87,352	69,636

Hero Honda Motors, Ltd.	35,279	1,402,104

Hexa Tradex, Ltd. (I)	42,642	30,452

Hexaware Technologies, Ltd.	327,232	810,004

Hikal, Ltd.	2,160	11,754

Himachal Futuristic Communications (I)	27,541	7,833

Himatsingka Seide, Ltd. (I)	4,000	2,740

Hindalco Industries, Ltd.	1,014,546	3,033,784

Hinduja Ventures, Ltd.	5,652	44,181

Hindustan Petroleum Corp. Ltd.	17,338	110,931

Hindustan Unilever, Ltd.	295,625	2,295,307

Hotel Leela Venture, Ltd.	161,732	114,906

Housing Development & Infrastructure, Ltd. (I)	335,502	774,210

Hsil, Ltd.	27,538	79,484

ICICI Bank, Ltd.	10,162	185,468

ICICI Bank, Ltd., ADR (L)	656,721	23,838,972

Idea Cellular, Ltd. (I)	1,096,879	2,110,678

IFCI, Ltd.	799,536	712,944

India Cements, Ltd.	309,375	627,505

India Glycols, Ltd.	14,305	39,997

India Infoline, Ltd.	254,359	359,944

Indiabulls Financial Services, Ltd.	341,835	1,604,469

Indiabulls Infrastructure and Power, Ltd. (I)	1,398,737	221,064

Indiabulls Real Estate, Ltd.	474,148	708,836

Indiabulls Wholesale Services, Ltd. (I)	59,268	10,590

See notes to financial statements	Semiannual report | Emerging Markets Fund	27

	Shares	Value

India (continued)

Indian Bank	92,080	$449,743

Indian Hotels Company, Ltd.	502,469	710,545

Indian Oil Corp. Ltd.	108,727	630,543

Indian Overseas Bank	198,424	413,950

Indo Rama Synthetics	20,354	12,198

Indraprastha Gas Ltd.	7,107	54,292

Industrial Development Bank of India, Ltd.	211,610	465,821

Info Edge India, Ltd.	15	199

Infomedia 18, Ltd. (I)	19,250	4,160

Infosys, Ltd.	21,383	1,246,338

Infosys, Ltd., ADR (L)	100,446	5,793,725

Infotech Enterprises, Ltd.	17,414	51,732

Infrastructure Development Finance Company, Ltd.	666,009	1,915,473

ING Vysya Bank, Ltd.	77,939	545,226

Ingersoll-Rand India, Ltd.	9,856	95,777

Ipca Laboratories, Ltd.	7,640	53,532

IRB Infrastructure Developers, Ltd.	20,010	74,693

ISMT, Ltd.	54,250	32,251

Ispat Industries, Ltd. (I)	585,760	175,903

ITC, Ltd.	807,606	3,418,370

IVRCL Assets & Holdings, Ltd. (I)	19,557	18,204

IVRCL Infrastructures & Projects, Ltd.	344,812	391,922

Jagran Prakashan, Ltd.	14,178	31,057

Jain Irrigation Systems, Ltd.	59,847	130,440

Jain Irrigation Systems, Ltd. DVR (I)	2,992	2,761

Jaiprakash Power Ventures, Ltd. (I)	150,204	134,320

Jammu & Kashmir Bank, Ltd.	33,817	589,888

JB Chemicals & Pharmaceuticals, Ltd.	44,422	62,086

JBF Industries, Ltd.	30,363	68,810

Jindal Poly Films, Ltd.	15,538	59,856

Jindal Saw, Ltd.	176,270	575,445

Jindal Stainless, Ltd. (I)	78,009	120,160

Jindal Steel & Power, Ltd.	75,659	892,137

JK Cement, Ltd.	22,552	63,662

JK Lakshmi Cement, Ltd.	70,257	85,198

JK Tyre & Industries, Ltd.	14,533	23,838

JM Financial, Ltd.	368,362	137,147

JSW Energy, Ltd.	163,311	212,273

JSW Steel, Ltd.	113,498	1,864,044

Jubilant Life Sciences, Ltd.	3,234	16,354

Jubilant Organosys, Ltd.	64,699	250,483

Jyoti Structures, Ltd.	51,869	49,879

Kajaria Ceramics, Ltd.	6,818	20,987

Kalpataru Power Transmission, Ltd.	22,050	49,148

Karnataka Bank, Ltd.	140,550	288,918

Karur Vysya Bank, Ltd.	49,942	384,679

Karuturi Global, Ltd.	98,363	11,225

Kesoram Industries, Ltd.	33,435	78,664

28	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Shares	Value

India (continued)

Kirloskar Brothers, Ltd.	4,757	$13,461

Kotak Mahindra Bank, Ltd.	88,226	978,656

Krbl, Ltd.	55,453	22,974

KS Oils, Ltd. (I)	72,719	11,664

KSB Pumps, Ltd.	7,884	37,403

KSK Energy Ventures, Ltd. (I)	7,103	10,447

Lakshmi Machine Works, Ltd.	331	11,657

Lakshmi Vilas Bank, Ltd.	25,195	45,515

Lanxess ABS, Ltd.	189	2,678

Larsen & Toubro, Ltd.	26,331	694,410

Larsen & Toubro, Ltd., GDR	27,740	746,206

Lupin, Ltd.	57,843	568,205

Madhucon Projects, Ltd.	34,342	43,564

Madras Cements, Ltd. (I)	106,301	305,564

Mahanagar Telephone Nigam, Ltd., ADR (I)(L)	81,577	100,340

Maharashtra Seamless, Ltd.	56,255	425,000

Mahindra & Mahindra, Ltd.	48,066	694,768

Mahindra & Mahindra, Ltd., ADR	19,216	277,671

Mahindra Lifespace Developers, Ltd.	22,771	151,149

Manaksia, Ltd.	35,648	40,158

Mangalam Cement, Ltd.	7,299	20,125

Mangalore Refinery and Petrochemicals, Ltd.	117,323	169,578

Marico, Ltd.	91,382	293,180

Maruti Suzuki India, Ltd.	11,902	304,380

Mastek, Ltd. (I)	4,394	8,113

MAX India, Ltd. (I)	24,826	81,889

McLeod Russel India, Ltd.	51,666	244,279

Mercator Lines, Ltd. (I)	212,137	126,819

Merck, Ltd. (I)	2,868	36,133

Monnet Ispat & Energy, Ltd.	32,137	315,911

Monsanto India, Ltd.	1,026	14,655

Moser Baer India, Ltd. (I)	222,508	82,718

Motherson Sumi Systems, Ltd.	32,722	128,129

Mphasis, Ltd.	4,535	39,871

MRF, Ltd.	1,922	388,490

Mukand, Ltd.	28,732	20,455

Mundra Port and Special Economic Zone, Ltd.	149,828	449,661

Nagarjuna Construction Company, Ltd.	246,877	297,934

Nagarjuna Fertilizer & Chemicals, Ltd.	252,025	108,924

Nagarjuna Oil Refinery, Ltd.	229,114	0

Nahar Spinning Mills, Ltd.	6,600	7,620

National Aluminium Company, Ltd.	574,204	707,037

National Hydroelectric Power Corp. Ltd.	584,056	252,070

Nava Bharat Ventures, Ltd.	43,984	178,379

Navneet Publications India, Ltd.	35,231	40,887

NESCO, Ltd.	1,049	14,263

Nestle India, Ltd.	8,256	741,536

NIIT Technologies, Ltd.	45,471	228,364

See notes to financial statements	Semiannual report | Emerging Markets Fund	29

	Shares	Value

India (continued)

NIIT, Ltd.	136,918	$132,407

Nitin Fire Protection Industries, Ltd.	11,119	9,738

Noida Toll Bridge Company, Ltd.	171,479	79,690

NTPC, Ltd.	87,608	323,030

OCL India, Ltd.	1,500	3,180

Oil & Natural Gas Corp., Ltd.	133,469	793,825

Oil India, Ltd.	14,579	381,383

Omaxe, Ltd. (I)	105,584	334,207

Onmobile Global, Ltd. (I)	48,316	69,857

Opto Circuits India, Ltd.	33,824	186,079

Oracle Financial Services Software, Ltd. (I)	6,001	322,787

Orbit Corp., Ltd.	63,959	76,590

Orchid Chemicals & Pharmaceuticals, Ltd.	56,302	216,522

Orient Paper & Industries, Ltd.	82,674	93,357

Oriental Bank of Commerce	67,526	385,634

Orissa Minerals Development Company, Ltd.	40	31,117

Page Industries, Ltd.	1,305	66,738

Panacea Biotec, Ltd.	26,548	42,287

Parsvnath Developers, Ltd. (I)	129,259	155,664

Patel Engineering, Ltd.	24,567	54,932

Patni Computer Systems, Ltd. (I)	70,484	687,762

Patni Computer Systems, Ltd., ADR (I)	25,416	487,987

Peninsula Land, Ltd.	89,370	74,843

Petronet LNG, Ltd.	88,738	303,723

Pfizer, Ltd.	1,678	42,043

Phillips Carbon Black, Ltd.	9,196	20,165

Phoenix Mills, Ltd.	1,084	4,376

Pidilite Industries, Ltd.	62,233	193,031

Piramal Healthcare, Ltd.	87,007	802,928

Plethico Pharmaceuticals, Ltd.	5,976	44,406

Polaris Software Lab, Ltd.	39,735	130,423

Polyplex Corp., Ltd.	18,044	64,116

Power Grid Corp. of India Ltd.	164,870	378,372

Praj Industries, Ltd.	57,344	94,078

Prism Cement, Ltd. (I)	71,827	69,489

PSL, Ltd. (I)	15,269	19,140

PTC India, Ltd.	222,817	268,539

Punj Lloyd, Ltd.	224,909	257,120

Punjab National Bank, Ltd. (I)	5,000	102,514

Radico Khaitan, Ltd.	20,886	50,188

Rain Commodities Ltd.	114,375	89,876

Rajesh Exports, Ltd.	43,299	119,540

Rallis India, Ltd.	18,663	47,356

Ranbaxy Laboratories, Ltd.	31,761	276,710

Ranbaxy Laboratories, Ltd., ADR	2,335	20,548

Raymond, Ltd.	43,363	311,335

Redington India, Ltd.	49,657	88,587

REI Agro, Ltd. (I)	164,589	51,679

30	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Shares	Value

India (continued)

REI Six Ten Retail, Ltd.	7,790	$2,384

Reliance Capital, Ltd.	108,604	883,526

Reliance Communications, Ltd.	617,273	1,173,742

Reliance Industries, Ltd.	1,114,389	18,386,404

Reliance Industries, Ltd., GDR (S)	196,547	6,464,288

Reliance Infrastructure, Ltd.	17,499	209,315

Reliance Mediaworks, Ltd. (I)	19,015	31,810

Reliance Power, Ltd. (I)	555,888	1,348,556

Rolta India, Ltd.	153,518	327,771

RPG Itochu Finance, Ltd.	1,085	1,789

Ruchi Soya Industries, Ltd.	127,227	239,607

Rural Electrification Corp. Ltd.	370,755	1,623,329

S Kumars Nationwide, Ltd.	142,150	99,007

Satyam Computer Services, Ltd. (I)	270,166	377,431

Schneider Electric Infrastructure, Ltd. (I)	25,124	21,736

SEAMEC, Ltd. (I)	14,000	26,909

Sesa Goa, Ltd.	55,565	240,935

Shiv-Vani Oil & Gas Exploration Services, Ltd.	20,192	86,074

Shoppers Stop, Ltd.	10,088	70,136

Shree Cement, Ltd.	1,603	92,979

Shree Renuka Sugars, Ltd.	423,210	324,475

Shriram Transport Finance Company	43,154	479,729

Sicagen India, Ltd.	4,881	1,977

SKF India, Ltd.	4,232	55,991

Sobha Developers, Ltd.	50,252	288,442

Solar Industries India, Ltd.	480	8,115

Sonata Software, Ltd.	23,000	10,555

South Indian Bank, Ltd.	847,658	450,907

SREI Infrastructure Finance, Ltd.	294,220	189,466

SRF, Ltd.	19,638	106,238

State Bank of Bikaner & Jaipur	18,445	153,914

State Bank of India	40,585	1,852,356

State Bank of India, GDR	4,501	408,016

Steel Authority of India, Ltd.	369,419	771,013

Sterling Biotech, Ltd.	96,778	25,215

Sterlite Industries India, Ltd., ADR (L)	367,835	3,648,923

Sun Pharma Advanced Research Company, Ltd. (I)	34,050	55,982

Sun Pharmaceutical Industries, Ltd.	111,238	1,241,620

Sun TV Network, Ltd.	15,199	95,883

Sundaram Finance, Ltd.	8,650	109,434

Supreme Industries, Ltd.	10,681	42,201

Suzlon Energy, Ltd. (I)	534,875	288,964

Syndicate Bank, Ltd.	165,888	370,230

Tamilnadu Newsprint & Papers, Ltd.	37,939	75,788

Tanla Solutions, Ltd.	13,441	2,254

Tata Chemicals, Ltd.	74,739	550,908

Tata Communications, Ltd.	33,200	158,087

Tata Communications, Ltd., ADR (L)	63,885	603,713

See notes to financial statements	Semiannual report | Emerging Markets Fund	31

	Shares	Value

India (continued)

Tata Consultancy Services, Ltd.	140,278	$3,471,600

Tata Elxsi, Ltd.	5,653	24,278

Tata Investment Corp., Ltd. (I)	15,423	145,465

Tata Motors, Ltd., ADR (L)	53,090	1,449,357

Tata Power Company, Ltd.	194,830	458,806

Tata Steel, Ltd.	305,431	2,920,556

Tata Tea, Ltd.	555,495	1,416,797

Tata Teleservices Maharashtra, Ltd. (I)	179,695	57,285

Tech Mahindra, Ltd.	8,092	98,542

Teledata Marine Solutions Pte, Ltd. (I)	23,607	279

Teledata Technology Solutions, Ltd. (I)	23,607	167

Thermax, Ltd.	11,265	123,183

Til, Ltd.	1,016	5,874

Time Technoplast, Ltd.	105,115	107,469

Titagarh Wagons, Ltd.	8,719	77,981

Titan Industries, Ltd.	96,547	446,115

Torrent Pharmaceuticals, Ltd.	14,751	164,347

Torrent Power, Ltd.	8,585	38,569

Triveni Engineering & Industries, Ltd.	25,986	9,840

Triveni Turbine, Ltd.	25,986	23,859

TTK Prestige, Ltd.	1,939	117,339

Tube Investments of India, Ltd.	4,049	11,512

TVS Motor Company, Ltd.	47,690	45,890

UCO Bank	198,438	329,591

Uflex, Ltd.	34,032	86,858

Ultratech Cement, Ltd.	23,329	664,152

Union Bank of India, Ltd.	122,021	574,145

Unitech, Ltd. (I)	747,580	490,442

United Breweries, Ltd.	29,446	272,992

United Spirits, Ltd. (I)	29,063	338,540

Usha Martin, Ltd.	176,167	127,593

Vardhman Special Steels, Ltd. (I)	1,653	708

Vardhman Textiles, Ltd.	8,267	33,306

Varun Shipping Company, Ltd.	47,044	18,068

Videocon Industries, Ltd.	116,395	439,568

Vijaya Bank	167,219	209,548

Vimta Labs, Ltd.	7,251	2,478

VIP Industries, Ltd.	21,685	47,732

VST Industries, Ltd.	2,273	58,883

Walchandnagar Industries	18,923	36,677

Wipro, Ltd.	154,762	1,369,862

Wockhardt, Ltd. (I)	20,900	205,288

Wyeth, Ltd.	346	5,995

Yes Bank, Ltd.	53,065	372,092

Zee Entertainment Enterprises, Ltd.	173,134	449,441

Zuari Industries, Ltd.	9,847	96,812

Zylog Systems, Ltd.	9,565	104,725

32	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Shares	Value

Indonesia 3.62%		$80,718,953

Ace Hardware Indonesia Tbk PT	3,500	1,678

Adaro Energy Tbk PT	4,837,000	1,022,161

Adhi Karya Tbk PT	312,000	24,502

AKR Corporindo Tbk PT	2,347,500	933,508

Aneka Tambang Tbk PT	5,330,000	1,151,717

Asahimas Flat Glass Tbk PT (I)	113,500	80,770

Astra Agro Lestari Tbk PT	210,000	516,337

Astra Graphia Tbk PT	606,500	69,059

Astra International Tbk PT	635,500	4,964,265

Bakrie & Brothers Tbk PT (I)	129,839,261	717,585

Bakrie Sumatera Plantations Tbk PT	17,913,000	581,745

Bakrie Telecom Tbk PT (I)	34,369,000	1,009,519

Bakrieland Development Tbk PT (I)	55,574,500	783,051

Bank Bukopin Tbk PT	4,762,666	324,967

Bank Central Asia Tbk PT	4,506,500	3,779,250

Bank Danamon Indonesia Tbk PT	4,266,371	2,114,533

Bank Mandiri Tbk PT	5,464,146	3,881,606

Bank Negara Indonesia Persero Tbk PT	4,958,603	2,063,480

Bank Pan Indonesia Tbk PT (I)	9,796,000	952,452

Bank Permata Tbk PT (I)	25,500	3,981

Bank Rakyat Indonesia Tbk PT	3,552,500	2,711,419

Bank Tabungan Negara Tbk PT	287,000	38,623

Bank Tabungan Pensiunan Nasional Tbk PT (I)	164,500	60,809

Barito Pacific Tbk PT (I)	3,118,500	252,231

Bayan Resources Tbk PT	98,000	196,593

Berlian Laju Tanker Tbk PT (I)	11,916,666	258,943

Bhakti Investama Tbk PT	22,152,800	669,667

Bisi International PT	203,000	20,620

Budi Acid Jaya Tbk PT	2,039,000	55,362

Bumi Resources Tbk PT	36,575,930	9,860,829

Bumi Serpong Damai PT	1,017,000	129,039

BW Plantation Tbk PT	181,500	30,290

Central Proteinaprima Tbk PT (I)	30,464,500	179,004

Chandra Asri Petrochemical Tbk PT	8,000	1,982

Charoen Pokphand Indonesia Tbk PT	3,630,920	1,074,383

Ciputra Development Tbk PT	17,396,500	1,233,431

Ciputra Surya Tbk PT	1,437,500	163,825

Citra Marga Nusaphala Persada Tbk PT	283,000	62,388

Darma Henwa Tbk PT (I)	20,860,500	220,706

Davomas Abadi Tbk PT (I)	8,435,500	46,750

Delta Dunia Makmur Tbk PT (I)	3,888,000	286,719

Elnusa Tbk PT	2,863,500	77,673

Energi Mega Persada Tbk PT (I)	40,739,638	851,473

Gajah Tunggal Tbk PT	2,601,000	790,385

Global Mediacom Tbk PT	6,626,000	920,352

Gozco Plantations Tbk PT	4,676,000	144,612

Gudang Garam Tbk PT	952,743	5,963,287

Hexindo Adiperkasa Tbk PT	117,000	140,682

See notes to financial statements	Semiannual report | Emerging Markets Fund	33

	Shares	Value

Indonesia (continued)

Indah Kiat Pulp and Paper Corp. Tbk PT (I)	5,014,500	$714,654

Indika Energy Tbk PT	1,908,000	557,521

Indo Tambangraya Megah Tbk PT	172,000	821,731

Indocement Tunggal Prakarsa Tbk PT	608,000	1,170,017

Indofood Sukses Makmur Tbk PT	4,854,500	2,730,854

Indosat Tbk PT, ADR	500	15,040

Inovisi Infracom Tbk PT (I)	9,500	6,270

International Nickel Indonesia Tbk PT	3,245,000	1,295,940

Intiland Development Tbk PT (I)	3,553,500	109,547

Japfa Comfeed Indonesia Tbk PT	675,500	322,488

Jasa Marga Tbk PT	665,000	345,281

Kalbe Farma Tbk PT	2,614,500	1,011,711

Kawasan Industri Jababeka Tbk PT (I)	15,626,500	316,736

Lippo Karawaci Tbk PT	25,745,625	1,990,593

Malindo Feedmill Tbk PT	90,500	10,334

Matahari Putra Prima Tbk PT (I)	3,619,500	372,986

Mayora Indah Tbk PT	119,250	194,416

Medco Energi Internasional Tbk PT	2,261,000	575,695

Media Nusantara Citra Tbk PT	6,522,000	1,207,657

Mitra Adiperkasa Tbk PT	1,203,500	754,054

Mitra International Resources Tbk PT (I)	5,235,500	92,869

Modern Internasional Tbk PT	8,000	2,623

Nippon Indosari Corpindo Tbk PT	21,000	8,375

Pabrik Kertas Tjiwi Kimia Tbk PT	321,000	79,694

Pakuwon Jati Tbk PT (I)	1,575,500	142,588

Panin Financial Tbk PT (I)	18,582,500	287,146

Panin Insurance Tbk PT	1,443,000	74,776

Perusahaan Gas Negara Tbk PT	1,960,500	810,355

Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	3,882,500	1,133,781

Polychem Indonesia Tbk PT (I)	1,930,000	110,454

PT Telekomunikiasi Indonesia Tbk PT, ADR (L)	56,716	1,751,957

Ramayana Lestari Sentosa Tbk PT	4,070,000	377,250

Resource Alam Indonesia Tbk PT	87,500	78,559

Sampoerna Agro Tbk PT	1,086,500	416,784

Samudera Indonesia Tbk PT	74,500	34,767

Selamat Sempurna Tbk PT	1,188,000	226,442

Semen Gresik Persero Tbk PT	1,264,500	1,571,809

Sentul City Tbk PT (I)	14,266,000	377,610

Sinar Mas Multiartha Tbk PT	37,000	15,425

Summarecon Agung Tbk PT	12,497,500	1,786,357

Surya Citra Media Tbk PT	5,500	5,306

Surya Semesta Internusa Tbk PT	490,000	49,435

Suryainti Permata Tbk PT (I)	1,802,000	17,780

Tambang Batubara Bukit Asam Tbk PT	392,000	897,086

Timah Tbk PT	238,000	51,670

Trada Maritime Tbk PT	4,824,000	485,179

Trias Sentosa Tbk PT	1,000,000	46,904

Trimegah Securities Tbk PT	1,540,500	15,566

34	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Shares	Value

Indonesia (continued)

Truba Alam Manunggal Engineering PT (I)	19,436,000	$107,738

Tunas Baru Lampung Tbk PT	1,536,000	99,922

Tunas Ridean Tbk PT	872,500	67,721

Unilever Indonesia Tbk PT	553,000	1,175,914

United Tractors Tbk PT	559,000	1,794,374

Wijaya Karya PT	2,967,500	239,092

Xl Axiata Tbk PT	659,000	343,877

Israel 0.01%		154,134

Electra Real Estate, Ltd. (I)	1	2

Mivtach Shamir Holdings, Ltd. (I)	6,548	154,132

Luxembourg 0.05%		1,111,609

Brait SE (I)	395,732	1,111,609

Malaysia 3.93%		87,598,222

Adventa BHD	25,200	13,110

Aeon Company BHD	39,000	114,841

Aeon Credit Service M BHD	5,300	12,872

Affin Holdings BHD	430,900	442,420

AirAsia BHD	1,519,200	1,849,834

Al Aqar KPJ Real Estate Investment Trust	29,082	11,659

Alam Maritim Resources BHD (I)	267,200	68,595

Alliance Financial Group BHD	1,182,400	1,527,626

AMDB BHD	180,000	28,294

AMMB Holdings BHD	2,048,350	4,187,653

Amway Malaysia Holdings	400	1,309

Ann Joo Resources BHD	256,700	175,313

APM Automotive Holdings BHD	192,600	293,370

Asas Dunia BHD	94,000	32,949

Asia Pacific Land BHD (I)	282,100	41,905

Asiatic Development BHD	96,400	298,806

Axiata Group BHD	833,800	1,434,488

Bandar Raya Developments BHD	984,800	772,252

Batu Kawan BHD	12,800	80,323

Berjaya Assets BHD	458,500	127,773

Berjaya Corp. BHD (Kuala Lumpur Exchange)	3,698,200	1,188,140

Berjaya Land BHD	846,900	261,563

Berjaya Sports Toto BHD	390,100	570,057

BIMB Holdings BHD	269,100	200,623

Bintulu Port Holdings BHD	300	711

Bolton BHD	81,500	23,085

Boustead Heavy Industries Corp. BHD	16,400	20,212

Boustead Holdings BHD	486,706	906,488

British American Tobacco Malaysia BHD	80,100	1,391,930

Bursa Malaysia BHD	285,900	702,613

C.I. Holdings BHD (I)	36,800	16,336

Cahya Mata Sarawak BHD	270,500	218,465

Carlsberg Brewery-Malay BHD	73,600	255,458

CB Industrial Product Holding BHD	12,285	20,418

CIMB Group Holdings BHD	1,591,200	3,793,423

See notes to financial statements	Semiannual report | Emerging Markets Fund	35

	Shares	Value

Malaysia (continued)

Coastal Contracts BHD	244,266	$189,418

CSC Steel Holdings BHD	234,900	109,551

Dialog Group BHD	760,100	614,853

DiGi.Com BHD	1,067,780	1,428,709

Dijaya Corp. BHD	16,900	8,011

DNP Holdings BHD	519,000	284,326

DRB–Hicom BHD	933,100	785,538

Dutch Lady Milk Industries BHD	3,400	34,006

Eastern & Oriental BHD	830,700	453,760

ECM Libra Financial Group BHD	311,610	86,562

Esso Malaysia BHD	110,500	134,215

Evergreen Fibreboard BHD (I)	570,300	192,138

Faber Group BHD	287,400	163,870

Fraser & Neave Holdings BHD	46,900	280,130

Gamuda BHD	959,700	1,164,959

Genting BHD	665,500	2,346,054

Globetronics Technology BHD	172,980	55,141

Glomac BHD	411,400	116,358

Goldis BHD	335,625	238,329

Green Packet BHD (I)	127,800	26,190

Guinness Anchor BHD	59,600	260,958

Guocoland Malaysia BHD	37,100	10,703

Hai-O Enterprise BHD	13,700	10,028

Hap Seng Consolidated BHD	939,800	512,650

Hap Seng Plantations Holdings BHD	204,700	207,643

Hartalega Holdings BHD	50,100	139,635

Hock Seng LEE BHD	33,300	18,487

Hong Leong Bank BHD	205,840	829,024

Hong Leong Credit BHD	373,900	1,498,262

Hong Leong Industries BHD	55,300	74,289

Hunza Properties BHD	102,400	54,010

Hwang-DBS Malaysia BHD (I)	69,400	55,528

IGB Corp. BHD	1,444,340	1,380,239

IJM Corp. BHD	1,524,980	2,982,878

IJM Land BHD	437,700	313,814

IJM Plantations BHD	27,200	30,341

Insas BHD (I)	488,074	78,180

Integrated Logistics BHD	175,560	46,517

Integrax BHD	74,400	33,724

IOI Corp. BHD	1,098,100	1,973,286

Jaks Resources BHD (I)	413,200	80,452

Jaya Tiasa Holdings BHD	56,700	141,481

JCY International BHD (I)	319,000	133,462

JT International BHD	6,100	13,969

K&N Kenanga Holdings BHD (I)	154,200	34,409

Karambunai Corp. BHD (I)	1,224,300	71,011

Keck Seng BHD	331,950	457,375

Kencana Petroleum BHD (I)	278,000	295,534

36	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Shares	Value

Malaysia (continued)

KFC Holdings Malaysia BHD	86,500	$109,766

Kian Joo Can Factory BHD	332,000	243,324

Kim Loong Resources BHD	37,800	33,006

Kinsteel BHD	706,200	123,292

KLCC Property Holdings BHD	605,300	687,088

KNM Group BHD	1,300,625	412,400

Kossan Rubber Industries	49,100	55,368

KPJ Healthcare BHD	216,400	356,790

KSL Holdings BHD	210,966	109,710

Kuala Lumpur Kepong BHD	191,558	1,493,602

KUB Malaysia BHD	592,900	139,975

Kulim Malaysia BHD	511,700	773,559

Kumpulan Europlus BHD (I)	100,900	41,395

Kumpulan Fima BHD	93,300	62,196

Kumpulan Hartanah Selangor BHD (I)	410,900	77,320

Kumpulan Perangsang Selangor BHD	164,000	60,025

Kurnia Asia BHD (I)	299,400	56,811

Lafarge Malayan Cement BHD	53,700	128,429

Landmarks BHD (I)	325,700	119,283

LBS Bina Group BHD (I)	210,000	55,557

Leader Universal Holdings BHD (I)	490,700	171,972

Lingui Development BHD	2,200	1,086

Lion Corp. BHD (I)	162,558	41,566

Lion Diversified Holdings BHD	670,700	76,825

Lion Forest Industries BHD	136,500	72,419

Lion Industries Corp. BHD	544,000	266,306

LPI Capital BHD	7,300	32,907

MAA Holdings BHD (I)	139,500	22,479

Mah Sing Group BHD	58,300	42,823

Malayan Banking BHD	1,010,794	2,945,943

Malaysia Airports Holdings BHD	82,200	156,896

Malaysia Building Society BHD	151,526	122,055

Malaysian Airline System BHD (I)	477,600	227,274

Malaysian Bulk Carriers BHD	91,200	53,183

Malaysian Pacific Industries BHD	20,738	21,033

Malaysian Resources Corp. BHD	625,700	417,650

Maxis BHD	765,785	1,513,422

MBM Resources BHD	75,500	115,958

Media Prima BHD	383,180	347,168

Mega First Corp. BHD	193,700	109,216

Melewar Industrial Group BHD (I)	62,200	8,755

Metro Kajang Holdings BHD (I)	103,510	68,953

MISC BHD	609,650	1,138,640

MK Land Holdings BHD (I)	623,400	64,223

MMC Corp. BHD	988,700	900,647

MNRB Holdings BHD	18,000	16,007

Mudajaya Group BHD	51,200	48,237

Muhibbah Engineering M BHD	350,900	164,007

See notes to financial statements	Semiannual report | Emerging Markets Fund	37

	Shares	Value

Malaysia (continued)

Mulpha International BHD (I)	2,169,700	$314,813

My EG Services BHD	82,400	18,696

Naim Holdings BHD	148,000	108,705

NCB Holdings BHD	29,600	36,989

Nestle Malaysia BHD	1,900	35,381

NTPM Holdings BHD	3,100	517

Oriental Holdings BHD	377,920	776,086

OSK Holdings BHD	792,825	475,445

Padini Holdings BHD	165,500	76,785

Panasonic Manufacturing Malaysia BHD	8,700	62,108

Paramount Corp. BHD	68,320	37,375

Parkson Holdings BHD	299,300	560,644

Pelikan International Corp. BHD	375,000	99,215

Perisai Petroleum Teknologi BHD (I)	233,300	72,449

Perwaja Holdings BHD (I)	10,600	2,546

Petronas Dagangan BHD	96,800	585,474

Petronas Gas BHD	123,700	691,814

Pharmaniaga BHD	15,018	23,575

PJ Development Holdings BHD	297,900	74,423

Pos Malaysia BHD	40,900	36,647

PPB Group BHD	628,500	3,597,305

Press Metal BHD	170,300	110,696

Protasco BHD	141,500	44,369

Proton Holdings BHD	400,400	724,273

Public Bank BHD	228,300	1,038,299

QL Resources BHD	169,700	186,705

QSR Brands BHD	83,100	181,878

RCE Capital BHD	327,700	53,568

Resorts World BHD	3,357,900	4,371,159

RHB Capital BHD	708,351	1,875,402

SapuraCrest Petroleum BHD	93,400	154,702

Sarawak Oil Palms BHD	37,500	74,950

Scomi Group BHD (I)	1,525,800	150,059

Scomi Marine BHD (I)	128,700	18,647

SEG International BHD	37,700	23,787

Selangor Dredging BHD	328,000	77,668

Selangor Properties BHD	18,300	22,646

Shangri-La Hotels BHD	24,100	21,320

Shell Refining Company Federation of Malaya BHD	145,700	471,628

SHL Consolidated BHD	185,100	76,005

Sime Darby BHD	891,596	2,877,732

Sino Hua-An International BHD	659,200	54,692

SP Setia BHD	428,000	562,579

Star Publications Malaysia BHD	17,900	19,526

Sunway BHD (I)	655,671	569,984

Supermax Corp. BHD	39,800	26,818

Suria Capital Holdings BHD	286,100	171,798

TA Ann Holdings BHD	307,784	605,869

38	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Shares	Value

Malaysia (continued)

TA Enterprise BHD	1,731,500	$354,569

TA Global BHD	1,466,040	148,896

Talam Corp. BHD (I)	1,080,000	25,174

TAN Chong Motor Holdings BHD	54,100	78,008

Tanjung Offshore BHD (I)	159,900	46,729

TDM BHD	158,783	253,202

Tebrau Teguh BHD (I)	548,034	157,427

Telekom Malaysia BHD	221,500	382,587

Tenaga Nasional BHD	487,100	1,018,033

TH Plantations BHD (I)	37,400	34,027

Three-A Resources BHD	5,500	2,294

Time.com BHD (I)	2,298,700	534,330

Top Glove Corp. BHD	188,000	305,449

Tradewinds Corp. BHD	624,500	178,251

Tradewinds Malaysia BHD	148,300	489,375

TSH Resources BHD	144,600	104,677

Uchi Technologies BHD	37,100	14,969

UEM Land Holdings BHD (I)	660,866	506,556

UMW Holdings BHD	204,300	487,100

Unico-Desa Plantations BHD	149,600	59,902

Unisem M BHD	640,620	276,375

United Malacca BHD	129,050	303,809

United Plantations BHD	14,700	118,390

VS Industry BHD	158,097	83,827

Wah Seong Corp. BHD	213,200	144,740

WTK Holdings BHD	255,000	117,938

YNH Property BHD	820,096	465,213

YTL Corp. BHD	4,248,992	2,475,488

YTL E-Solutions BHD	86,200	25,242

YTL Power International BHD	301,400	186,696

Zelan BHD (I)	600,800	97,671

Zhulian Corp. BHD	41,300	26,060

Mexico 4.94%		109,941,106

Alfa SAB de CV	378,944	5,074,247

Alsea SAB de CV	483,850	632,639

America Movil SAB de CV, Series L	4,731,500	5,685,376

America Movil SAB de CV, Series L, ADR	258,368	6,185,330

Arca Continental SAB de CV	1,348,401	6,268,849

Axtel SAB de CV (I)	1,028,937	342,947

Bolsa Mexicana de Valores SAB de CV	464,094	907,139

Cemex SAB de CV, ADR (I)	1,198,576	9,205,064

Coca-Cola Femsa SAB de CV, ADR	43,421	4,296,508

Coca-Cola Femsa SAB de CV, Series L	73,868	730,730

Consorcio ARA SAB de CV	1,131,662	366,610

Controladora Comercial Mexicana SAB de CV (I)	918,610	1,651,054

Corporacion GEO SAB de CV (I)	777,652	1,116,711

Desarrolladora Homex SAB de CV (I)	173,000	519,221

Desarrolladora Homex SAB de CV, ADR (I)(L)	29,608	534,128

See notes to financial statements	Semiannual report | Emerging Markets Fund	39

	Shares	Value

Mexico (continued)

Dine SAB de CV (I)	103,700	$40,378

El Puerto de Liverpool SAB de CV	12,500	98,803

Empresas ICA SAB de CV, ADR (I)(L)	231,841	1,706,350

Fomento Economico Mexicano SAB de CV, ADR	153,519	11,298,998

Genomma Lab Internacional SA de CV (I)	130,900	248,728

GMD Resorts SAB de CV (I)	69,300	21,587

Gruma SAB de CV, Class B (I)	526,074	1,282,288

Grupo Aeroportuario del Centro Norte SAB de CV	207,189	435,314

Grupo Aeroportuario del Centro Norte SAB de CV, ADR	14,736	242,407

Grupo Aeroportuario del Pacifico SAB de CV, ADR	85,559	3,198,195

Grupo Aeroportuario del Sureste SAB de CV, ADR	40,325	2,775,570

Grupo Aeroportuario del Sureste SAB de CV, Class B	27,200	187,798

Grupo Bimbo SA de CV	904,200	2,027,923

Grupo Carso SAB de CV	801,815	2,497,633

Grupo Cementos de Chihuahua SAB de CV (I)	57,000	187,763

Grupo Elektra SA de CV	10,370	899,618

Grupo Famsa SAB de CV (I)	289,538	252,307

Grupo Financiero Banorte SAB de CV	1,707,270	6,913,531

Grupo Financiero Inbursa SA	80,200	158,012

Grupo Gigante SAB de CV	168,900	302,518

Grupo Herdez SAB de CV	8,700	17,785

Grupo Industrial Maseca SAB de CV (I)	2,600	3,215

Grupo Industrial Saltillo SAB de CV (I)	100,600	118,296

Grupo Kuo SAB de CV (I)	164,700	307,950

Grupo Mexicano de Desarrollo SAB de CV (I)	69,300	39,936

Grupo Mexico SAB de CV, Series B	1,185,487	3,734,304

Grupo Modelo SAB de CV	149,400	976,710

Grupo Simec SAB de CV (I)	207,294	562,418

Grupo Televisa SAB, ADR	112,398	2,397,449

Industrias Bachoco SAB de CV — Series B	24,800	41,986

Industrias Bachoco SAB de CV, ADR	2,203	44,589

Industrias CH SAB de CV (I)	292,935	1,172,543

Industrias Penoles SAB de CV	21,990	1,083,985

Inmuebles Carso SAB de CV, Class B1 (I)	1,106,266	927,833

Kimberly-Clark de Mexico SAB de CV	104,634	583,093

Maxcom Telecomunicaciones SAB de CV (I)	105,143	25,219

Mexichem SAB de CV	295,488	1,069,088

Minera Frisco SAB de CV, Class A1 (I)	1,533,145	6,685,989

Organizacion Soriana SAB de CV (I)	1,915,947	4,923,703

Promotora y Operadora de Infraestructura SAB de CV (I)	2,766	12,573

Qualitas Compania de Seguros SA de CV (I)	364,900	368,560

Sare Holding SAB de CV, Class B (I)	595,900	68,680

TV Azteca SA de CV (I)	119,754	75,166

Urbi Desarrollos Urbanos SAB de CV (I)	883,860	1,029,009

Wal-Mart de Mexico SAB de CV	1,728,037	5,378,753

Netherlands 0.03%		754,106

Cinema City International NV (I)	2,765	29,991

Vimpelcom, Ltd., ADR	59,500	724,115

40	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Shares	Value

Peru 0.06%		$1,389,866

Compania de Minas Buenaventura SA, ADR	18,900	758,457

Credicorp, Ltd., ADR	5,138	631,409

Philippines 1.14%		25,361,972

Aboitiz Equity Ventures, Inc.	497,800	554,592

Aboitiz Power Corp.	490,600	366,593

Alliance Global Group, Inc.	1,381,700	368,714

Alsons Consolidated Resources, Inc.	629,000	19,272

Atlas Consolidated Mining & Development (I)	526,000	231,709

Ayala Corp.	67,840	632,516

Ayala Land, Inc.	3,555,500	1,699,990

Bank of the Philippine Islands	799,290	1,243,009

BDO Unibank, Inc.	709,370	1,084,578

Belle Corp. (I)	3,488,000	369,888

Cebu Air, Inc.	94,520	145,907

China Banking Corp.	21,470	221,542

DMCI Holdings, Inc.	584,200	657,643

Empire East Land Holdings, Inc. (I)	5,540,000	79,041

Energy Development Corp. (I)	5,581,500	711,476

Filinvest Development Corp.	498,212	49,884

Filinvest Land, Inc.	16,089,750	462,228

First Gen Corp. (I)	535,800	167,648

First Philippine Holdings Corp.	356,370	513,029

Globe Telecommunications, Inc.	24,640	664,367

International Container Terminal Services, Inc.	544,340	749,547

JG Summit Holdings Inc.	69,400	42,041

Jollibee Foods Corp.	310,630	710,771

Lepanto Consolidated Mining, Class B (I)	4,789,000	182,540

Lopez Holdings Corp.	3,321,500	391,176

Manila Electric Company	70,950	437,780

Manila Water Company, Inc.	350,400	182,879

Megaworld Corp.	17,533,000	718,290

Metro Pacific Investments Corp.	3,757,000	307,722

Metropolitan Bank & Trust Company	556,349	1,051,605

Pepsi-Cola Products Philippines, Inc. (I)	1,098,000	61,581

Philippine Long Distance Telephone Company	19,105	1,275,472

Philippine National Bank (I)	347,670	554,214

Philippine Stock Exchange, Inc.	6,990	64,415

Philweb Corp.	436,700	164,029

Rizal Commercial Banking Corp.	420,900	377,287

Robinsons Land Corp.	2,689,950	993,272

San Miguel Corp.	218,024	575,202

Security Bank Corp.	236,422	710,744

Semirara Mining Corp.	99,590	514,779

SM Development Corp.	812,123	138,704

SM Investments Corp.	84,700	1,260,504

SM Prime Holdings, Ltd.	1,729,800	661,127

Union Bank of Philippines	354,380	920,866

Universal Robina Corp.	1,120,400	1,388,871

Vista Land & Lifescapes, Inc.	7,623,000	682,928

See notes to financial statements	Semiannual report | Emerging Markets Fund	41

	Shares	Value

Poland 1.62%		$35,977,375

Agora SA	89,311	331,388

Amica SA	3,424	43,096

Amrest Holdings SE (I)	3,738	84,403

Asseco Poland SA	121,418	2,101,646

ATM SA	1,309	3,292

Bank Handlowy w Warszawie SA	33,968	845,211

Bank Millennium SA (I)	858,240	1,204,292

Bank Pekao SA (L)	43,915	2,184,899

Bioton SA (I)	6,393,772	206,652

Bomi SA (I)	24,339	21,822

Boryszew SA (I)	588,539	151,495

BRE Bank SA (I)(L)	5,506	535,552

Budimex SA	6,968	193,312

CD Projekt Red SA (I)	72,738	137,433

Ciech SA (I)	59,120	348,818

City Interactive SA (I)	4,730	45,429

Comarch SA (I)	2,909	54,823

Cyfrowy Polsat SA (I)	54,548	249,893

Dom Maklerski IDM SA (I)	306,873	186,809

Emperia Holding SA	5,979	213,951

Enea SA	63,684	342,814

Eurocash SA	43,467	449,049

Fabryki Mebli Forte SA	22,707	70,360

Firma Oponiarska Debica SA	7,943	145,829

Gant Development SA (I)	12,350	37,443

Get Bank SA (I)	286,720	166,582

Getin Holding SA (I)	97,961	74,243

Grupa Kety SA	19,894	792,081

Grupa Lotos SA (I)	95,939	865,594

Hawe SA (I)	24,389	39,122

Hydrobudowa Polska SA (I)	13,528	5,270

Impexmetal SA	86,653	114,503

ING Bank Slaski SA	6,120	172,728

Inter Cars SA (I)	500	14,689

KGHM Polska Miedz SA	49,248	2,335,337

Kopex SA (I)	63,363	507,701

Kredyt Bank SA	62,243	285,156

LC Corp. SA (I)	368,248	146,104

LPP SA	346	270,199

Lubelski Wegiel Bogdanka SA	20,109	837,154

MCI Management SA (I)	26,839	45,438

MNI SAMNI SA (I)	38,291	31,473

Mondi Swiecie SA (I)	5,040	117,124

Mostostal-Export SA (I)	22,387	5,492

Netia SA (I)	469,271	896,096

Nfi Empik Media & Fashion SA	18,623	58,910

NG2 SA	4,973	85,851

Orbis SA (I)	58,731	868,444

42	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Shares	Value

Poland (continued)

Pekaes SA	6,381	$14,161

Pfleiderer Grajewo SA (I)	6,153	19,832

Pol-Aqua SA (I)	4,966	12,343

Polimex-Mostostal SA	505,319	290,235

Polish Oil & Gas Company	422,196	495,924

Polnord SA	21,527	131,092

Polska Grupa Energetyczna SA	521,044	3,335,350

Polska Grupa Farmaceutyczna SA	8,974	105,106

Polski Koncern Naftowy Orlen SA (I)	357,026	4,092,623

Powszechna Kasa Oszczednosci Bank Polski SA (L)	208,173	2,283,528

Powszechny Zaklad Ubezpieczen SA	20,675	2,232,845

PZ Cormay SA (I)	15,416	72,588

Rafako SA	14,511	50,561

Sygnity SA (I)	20,419	145,089

Synthos SA	1,196,858	2,005,673

Telekomunikacja Polska SA	171,333	939,647

TVN SA	66,538	232,496

Warsaw Stock Exchange	15,423	208,351

Zaklady Azotowe Pulawy SA	5,593	161,986

Zaklady Azotowe w Tarnowie-Moscicach SA (I)	21,947	222,943

Russia 3.53%		78,725,489

Gazprom Neft JSC, ADR	6,446	173,140

Gazprom OAO, ADR	105,912	1,398,038

Gazprom OAO, ADR (London Exchange)	3,242,642	42,950,441

Lukoil OAO, ADR	288,612	18,509,054

Magnitogorsk Iron & Steel Works, GDR	3,807	24,688

Mechel, ADR (L)	84,521	938,183

MMC Norilsk Nickel OJSC, ADR	37,127	735,486

Novolipetsk Steel OJSC, ADR	28,206	676,098

Novorossiysk Commercial Sea Trade Port, GDR	1,527	10,796

PIK Group, GDR (I)	23,363	62,473

Rosneft Oil Company, GDR (London Exchange) (I)	540,038	4,175,849

RusHydro, ADR	25,975	107,251

Severstal OAO, GDR	68,603	1,056,486

Surgutneftegas OJSC, ADR	28,932	306,570

Surgutneftegas OJSC, ADR (London Exchange)	11,425	120,648

Tatneft, ADR	24,337	972,750

TMK OAO, GDR	33,426	482,003

Uralkali OSJC, GDR	95,223	3,870,815

VTB Bank OJSC, GDR	425,834	2,154,720

South Africa 8.50%		189,450,289

ABSA Group, Ltd.	285,959	6,067,531

Adcock Ingram Holdings, Ltd. (I)	83,393	686,236

Adcorp Holdings, Ltd.	83,592	319,834

Advtech, Ltd.	31,600	27,666

Aeci, Ltd.	182,131	2,234,778

Afgri, Ltd.	658,973	512,004

African Bank Investments, Ltd.	837,075	4,362,792

See notes to financial statements	Semiannual report | Emerging Markets Fund	43

	Shares	Value

South Africa (continued)

African Oxygen, Ltd.	15,079	$38,453

African Rainbow Minerals, Ltd.	13,736	347,298

Allied Electronics Corp., Ltd.	87,102	277,278

Allied Technologies, Ltd.	4,525	31,615

Anglo Platinum, Ltd. (L)	15,180	1,189,379

AngloGold Ashanti, Ltd.	20,379	870,593

AngloGold Ashanti, Ltd., ADR	100,245	4,255,400

Argent Industrial, Ltd.	106,615	92,327

Aspen Pharmacare Holdings, Ltd. (I)	105,665	1,528,291

Assore, Ltd.	9,889	330,984

Astral Foods Ltd.	10,853	179,217

Aveng, Ltd.	619,934	2,973,252

AVI, Ltd.	134,644	785,806

Avusa, Ltd.	77,052	202,268

Barloworld, Ltd.	348,438	4,130,153

Basil Read Holdings, Ltd.	162,259	345,316

Bell Equipment, Ltd. (I)	81,170	232,481

Bidvest Group, Ltd.	116,062	2,704,871

Blue Label Telecoms, Ltd.	174,483	145,556

Business Connexion Group, Ltd.	125,086	76,032

Cadiz Holdings, Ltd.	77,052	24,736

Capitec Bank Holdings, Ltd.	13,315	327,890

Cashbuild, Ltd.	887	13,155

Caxton & CTP Publishers & Printers, Ltd.	250,477	503,934

Ceramic Industries, Ltd.	1,781	23,709

Cipla Medpro South Africa, Ltd. (I)	583,002	486,042

City Lodge Hotels, Ltd.	16,286	169,396

Clicks Group, Ltd. (I)	137,674	803,159

Coronation Fund Managers, Ltd.	106,585	388,692

DataTec, Ltd. (I)	306,784	1,835,109

Discovery Holdings, Ltd.	109,299	710,047

Distribution and Warehousing Network, Ltd. (I)	10,512	8,277

DRDGOLD, Ltd. (L)	353,670	282,141

Eoh Holdings, Ltd.	26,886	105,174

Eqstra Holdings, Ltd.	292,995	312,863

Esorfranki, Ltd. (I)	180,540	31,700

Famous Brands, Ltd.	9,505	55,716

FirstRand, Ltd.	781,975	2,476,408

Gijima Group Ltd. (I)	297,567	22,123

Gold Fields, Ltd., ADR	1,668,618	25,646,659

Grindrod, Ltd.	793,068	1,581,507

Group Five, Ltd.	169,328	620,258

Growthpoint Properties, Ltd.	224,411	613,198

Harmony Gold Mining Company, Ltd., ADR (L)	378,878	4,819,328

Hulamin, Ltd. (I)	227,519	249,286

Iliad Africa, Ltd.	271,199	174,582

Illovo Sugar, Ltd. (I)	13,630	46,912

Impala Platinum Holdings, Ltd.	131,252	2,903,768

44	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Shares	Value

South Africa (continued)

Imperial Holdings, Ltd.	219,928	$4,308,911

Investec, Ltd.	243,736	1,593,628

JD Group, Ltd.	337,064	2,169,079

JSE, Ltd.	23,969	249,831

Kap International Holdings, Ltd. (I)	90,584	36,897

Keaton Energy Holdings, Ltd. (I)	23,640	8,628

Kumba Iron Ore, Ltd.	26,457	2,005,862

Kumba Resources, Ltd.	46,377	1,300,259

Lewis Group, Ltd.	139,064	1,402,769

Liberty Holdings, Ltd.	154,239	1,818,950

Life Healthcare Group Holdings, Ltd.	344,959	998,588

Massmart Holdings, Ltd.	36,971	862,226

Medi-Clinic Corp., Ltd.	28,522	136,619

Merafe Resources, Ltd.	2,194,710	253,603

Metair Investments, Ltd.	168,118	487,797

Mittal Steel South Africa, Ltd. (I)	240,520	2,087,966

MMI Holdings, Ltd.	1,414,238	3,589,698

Mondi Packaging South Africa, Ltd. (I)	328,339	654,736

Mondi, Ltd.	158,835	1,468,249

Mr. Price Group, Ltd.	112,768	1,336,926

MTN Group, Ltd.	529,196	9,483,108

Murray & Roberts Holdings, Ltd. (I)	18,751	72,344

Mustek, Ltd.	29,272	23,044

Mvelaphanda Group, Ltd. (I)	907,534	421,503

Mvelaserve, Ltd.	212,585	324,892

Nampak, Ltd.	494,663	1,549,482

Naspers, Ltd., ADR	120,001	6,652,598

Nedbank Group, Ltd.	218,832	4,657,050

Netcare, Ltd.	351,963	643,904

Northam Platinum, Ltd.	225,205	1,019,757

Nu-World Holdings, Ltd. (I)	9,429	21,338

Omnia Holdings, Ltd.	82,665	1,052,159

Palabora Mining Company, Ltd.	1,424	29,246

Peregrine Holdings, Ltd.	219,538	294,827

Petmin, Ltd.	283,328	126,737

Pick’n Pay Stores, Ltd.	102,078	584,829

Pinnacle Technology Holdings, Ltd.	22,026	40,184

Pioneer Foods, Ltd.	24,115	200,803

Pretoria Portland Cement Company, Ltd.	167,478	704,481

PSG Group, Ltd.	176,627	1,103,634

Raubex Group, Ltd.	172,178	336,643

Resilient Property Income Fund, Ltd.	14,800	72,260

Reunert, Ltd.	28,508	262,156

Sanlam, Ltd.	1,935,706	7,941,984

Santam, Ltd.	10,410	232,399

Sappi, Ltd. (I)	717,635	2,517,872

Sappi, Ltd., ADR (I)(L)	426,912	1,489,923

Sasol, Ltd.	107,267	5,715,071

See notes to financial statements	Semiannual report | Emerging Markets Fund	45

	Shares	Value

South Africa (continued)

Sasol, Ltd., ADR (L)	45,624	$2,434,953

Sentula Mining, Ltd. (I)	708,459	198,810

Shoprite Holdings, Ltd.	152,915	2,766,457

Standard Bank Group, Ltd.	697,090	10,215,336

Stefanutti Stocks Holdings, Ltd.	55,487	79,633

Steinhoff International Holdings, Ltd. (I)	1,196,164	4,255,877

Sun International, Ltd.	29,480	327,878

Super Group, Ltd. (I)	567,592	1,095,105

Telkom SA, Ltd.	433,076	1,489,083

The Foschini Group, Ltd.	98,938	1,555,563

The Spar Group, Ltd.	81,166	1,243,542

Tiger Brands, Ltd.	58,373	2,019,258

Tiger Wheels, Ltd. (I)	14,267	0

Trans Hex Group, Ltd. (I)	25,075	10,454

Trencor, Ltd.	199,749	1,059,772

Truworths International, Ltd.	161,054	1,731,284

Tsogo Sun Holdings, Ltd.	77,615	176,857

Value Group, Ltd.	263,348	159,573

Village Main Reef, Ltd. (I)	369,855	114,722

Vodacom Group, Ltd.	122,411	1,681,690

Wilson Bayly Holmes-Ovcon, Ltd.	2,570	40,446

Woolworths Holdings, Ltd.	351,568	2,111,092

Zeder Investments, Ltd.	451,653	154,274

South Korea 14.92%		332,262,722

Aekyung Petrochemical Company, Ltd.	7,184	223,037

Amorepacific Corp.	1,533	1,402,955

Artone Paper Manufacturing Company, Ltd. (I)	3,004	5,605

Asia Cement Company, Ltd.	3,390	128,871

Asia Paper Manufacturing Company, Ltd.	2,000	19,053

Asiana Airlines, Inc. (I)	14,070	91,268

AUK Corp. (I)	19,570	57,483

Binggrae Company, Ltd.	2,113	112,215

BNG Steel Company, Ltd. (I)	15,790	209,996

Boryung Pharmaceutical Company, Ltd.	3,102	42,235

BS Financial Group, Inc.	249,440	3,090,499

Bukwang Pharmaceutical Company, Ltd.	8,221	99,494

Byucksan Engineering & Construction Company, Ltd. (I)	6,140	5,351

Capro Corp.	12,840	304,007

Charm Engineering Company, Ltd.	19,130	58,182

Cheil Industries, Inc.	20,752	1,763,058

Cheil Worldwide, Inc.	48,550	825,522

Chin Hung International, Inc. (I)	397,895	81,791

Chokwang Leather Company, Ltd. (I)	2,300	29,017

Chong Kun Dang Pharm Corp.	14,520	248,321

Choongwae Pharma Corp.	12,716	196,803

Chosun Refractories Company, Ltd.	1,489	86,878

CJ CGV Company, Ltd.	7,190	164,656

CJ CheilJedang Corp.	9,225	2,641,944

46	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Shares	Value

South Korea (continued)

CJ Corp.	21,104	$1,560,418

CJ E&M Corp. (I)	11,233	309,405

CJ Seafood Corp. (I)	15,980	44,799

Cosmax, Inc.	2,500	36,551

Crown Confectionery Company, Ltd.	442	62,712

D.I. Corp (I)	8,700	11,112

Dae Chang Industrial Company, Ltd. (I)	105,580	150,988

Dae Dong Industrial Company, Ltd.	25,600	103,541

Dae Han Flour Mills Company, Ltd.	1,767	261,675

Dae Won Kang Up Company, Ltd.	35,279	179,026

Dae-Il Corp.	20,210	126,176

Daeduck Electronics Company, Ltd.	58,880	650,759

Daeduck GDS Company, Ltd.	25,510	266,003

Daehan Steel Company, Ltd.	20,010	242,561

Daehan Synthetic Fiber Company, Ltd.	755	60,814

Daekyo Company, Ltd.	44,920	240,343

Daelim Industrial Company, Ltd.	32,759	3,662,827

Daesang Corp.	37,600	483,026

Daesang Holdings Company, Ltd.	20,610	78,797

Daesung Group Holdings Company, Ltd.	1,019	55,671

Daesung Holdings Company, Ltd.	8,656	56,421

Daesung Industrial Company, Ltd. (I)	2,003	54,815

Daewon Pharmaceutical Company, Ltd.	8,195	44,958

Daewoo Engineering & Construction Company, Ltd. (I)	198,010	1,865,585

Daewoo International Corp.	15,360	482,770

Daewoo Securities Company, Ltd.	47,782	590,181

Daewoo Shipbuilding & Marine Engineering Company, Ltd.	75,405	2,400,989

Daewoong Company, Ltd.	620	8,841

Daewoong Pharmaceutical Company, Ltd.	2,090	50,938

Daishin Securities Company, Ltd.	55,150	622,968

Daiyang Metal Company, Ltd. (I)	6,490	6,717

Daou Technology, Inc.	45,290	581,652

Dayou Automotive Seat Technology Company, Ltd.	7,260	17,733

DCM Corp.	5,310	55,997

DGB Financial Group, Inc.	199,190	2,665,499

Digital Power Communications Company, Ltd.	14,000	22,105

Dong Ah Tire & Rubber Company, Ltd.	14,930	152,291

Dong Wha Pharmaceutical Company, Ltd.	30,690	127,899

Dong-A Pharmaceutical Company, Ltd.	3,999	303,317

Dong-Il Corp.	2,233	107,144

Dongaone Company, Ltd.	2,600	10,932

Dongbang Transport Logistics Company, Ltd.	5,650	31,641

Dongbu Corp. (I)	16,730	74,595

Dongbu HiTek Company, Ltd. (I)	31,340	258,796

Dongbu Insurance Company, Ltd.	16,954	737,186

Dongbu Securities Company, Ltd.	37,619	164,209

Dongbu Steel Company, Ltd. (I)	41,073	251,379

Dongil Industries Company, Ltd.	2,532	152,088

See notes to financial statements	Semiannual report | Emerging Markets Fund	47

	Shares	Value

South Korea (continued)

Dongil Paper Manufacturing Company, Ltd.	13,000	$22,010

Dongil Rubber Belt Company, Ltd.	11,160	85,488

Dongkuk Steel Mill Company, Ltd.	55,860	1,246,140

Dongwon F&B Company, Ltd.	2,185	123,225

Dongwon Industries Company, Ltd.	99	16,382

Dongyang Engineering & Construction Corp. (I)	1,469	6,698

Dongyang Mechatronics Corp.	15,540	203,235

Doosan Heavy Industries and Construction Company, Ltd.	6,623	415,548

Doosan Industrial Development Company, Ltd. (I)	35,338	112,242

Doosan Infracore Company, Ltd. (I)	45,210	916,014

Duzon Bizon Company, Ltd. (I)	10,250	98,795

E-Mart Company, Ltd.	2,290	554,830

E1 Corp.	1,222	64,320

Eagon Industries Company, Ltd. (I)	480	3,078

Eugene Investment & Securities Company, Ltd. (I)	76,132	261,044

F&F Company, Ltd.	5,100	32,603

FCB Twelve Company, Ltd. (I)	7,970	67,375

Fila Korea, Ltd.	27	1,899

Foosung Company, Ltd. (I)	25,490	158,600

Fursys, Inc.	2,060	58,861

Gaon Cable Company, Ltd.	2,496	45,419

Global & Yuasa Battery Company, Ltd.	11,350	482,244

Golden Bridge Investment & Securities Company, Ltd.	34,860	45,559

Grand Korea Leisure Company, Ltd.	8,510	142,819

Green Cross Corp.	2,488	281,956

Green Cross Holdings Corp.	16,810	214,395

GS Engineering & Construction Corp.	27,346	2,346,866

GS Global Corp.	5,540	74,840

GS Holdings Corp.	62,273	3,564,177

Gwangju Shinsegae Company, Ltd.	981	160,421

Hae In Corp.	3,286	14,843

Halla Climate Control Corp.	19,860	412,686

Halla Engineering & Construction Corp.	18,491	225,749

Han Kuk Carbon Company, Ltd.	28,000	188,166

Hana Financial Group, Inc.	213,980	7,532,531

Hanall Biopharma Company, Ltd. (I)	14,770	119,947

Handok Pharmaceuticals Company, Ltd.	1,000	11,244

Handsome Company, Ltd.	30,148	877,837

Hanil Cement Manufacturing Company, Ltd.	5,149	229,962

Hanil Construction Company, Ltd. (I)	700	1,332

Hanil E-Wha Company, Ltd. (I)	17,760	161,539

Hanjin Heavy Industries & Construction Company, Ltd. (I)	50,179	934,241

Hanjin Heavy Industries & Construction Holdings Company, Ltd.	23,700	191,914

Hanjin Shipping Company, Ltd. (I)	31,204	479,256

Hanjin Transportation Company, Ltd.	12,430	266,590

Hankook Cosmetics Company, Ltd. (I)	4,914	8,833

Hankook Cosmetics Manufacturing Company, Ltd. (I)	1,386	4,982

Hankook Shell Oil Company, Ltd.	395	76,042

48	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Shares	Value

South Korea (continued)

Hankook Tire Company, Ltd.	44,340	$1,693,874

Hankuk Glass Industries, Inc.	1,820	43,761

Hankuk Paper Manufacturing Company, Ltd.	5,180	103,822

Hanmi Holdings Company, Ltd. (I)	4,133	71,367

Hanmi Pharm Company, Ltd. (I)	1,462	74,607

Hansae Yes24 Holdings Company, Ltd.	8,000	39,091

Hanshin Construction Company, Ltd.	3,010	23,006

Hansol CSN Company, Ltd.	62,840	92,413

Hansol Homedeco Company, Ltd. (I)	45,930	52,310

Hansol LCD, Inc. (I)	3,570	76,336

Hansol Paper Company	51,360	404,166

Hanssem Company, Ltd.	5,740	129,657

Hanwha Chemical Corp.	104,490	2,578,619

Hanwha Corp.	12,280	385,680

Hanwha General Insurance Company, Ltd. (I)	2,370	15,130

Hanwha Securities Company, Ltd.	82,971	381,203

Hanwha Timeworld Company, Ltd.	3,410	53,125

Hanyang Securities Company, Ltd.	13,790	86,741

Heung-A Shipping Company, Ltd.	51,105	45,596

Heungkuk Fire & Marine Insurance Company, Ltd. (I)	3,370	17,202

Hite Holdings Company, Ltd.	12,240	130,744

HMC Investment Securities Company, Ltd. (I)	21,160	294,490

Honam Petrochemical Corp.	5,219	1,632,866

Hotel Shilla Company, Ltd.	17,510	662,993

HS R&A Company, Ltd.	5,860	83,920

Huchems Fine Chemical Corp.	13,690	278,522

Husteel Company, Ltd.	7,290	188,026

Hwa Shin Company, Ltd.	8,700	92,671

Hwacheon Machine Tool Company, Ltd.	730	36,081

HwaSung Industrial Company, Ltd. (I)	3,530	12,046

Hynix Semiconductor, Inc. (I)	164,430	4,410,271

Hyosung Corp.	26,891	1,587,885

Hyundai Cement Company, Ltd. (I)	2,370	19,266

Hyundai Corp.	5,680	145,965

Hyundai Department Store Company, Ltd.	6,913	1,027,262

Hyundai Development Company	86,045	1,887,496

Hyundai Elevator Company, Ltd.	5,134	617,050

Hyundai Engineering & Construction Company, Ltd.	30,274	2,276,465

Hyundai Engineering Plastics Company, Ltd.	14,370	86,899

Hyundai Glovis Company, Ltd.	6,363	1,054,046

Hyundai H & S Company, Ltd.	21,780	281,231

Hyundai Heavy Industries Company, Ltd.	11,148	3,372,094

Hyundai Home Shopping Network Corp.	3,377	438,119

Hyundai Hysco Company, Ltd.	41,680	1,411,982

Hyundai Marine & Fire Insurance Company, Ltd.	31,890	916,841

Hyundai Merchant Marine Company, Ltd. (I)	20,550	572,391

Hyundai Mipo Dockyard Company, Ltd.	14,146	1,979,225

Hyundai Mobis	21,892	5,587,901

See notes to financial statements	Semiannual report | Emerging Markets Fund	49

	Shares	Value

South Korea (continued)

Hyundai Motor Company, Ltd.	143,884	$27,632,973

Hyundai Pharmaceutical Industrial Company, Ltd.	9,400	13,036

Hyundai Securities Company, Ltd.	177,537	1,741,028

Hyundai Steel Company	48,430	4,909,275

IHQ, Inc. (I)	14,690	40,619

Il Dong Pharmaceutical Company, Ltd.	21,740	143,281

Iljin Diamond Company, Ltd.	2,310	21,274

Iljin Display Company, Ltd.	5,990	72,274

Iljin Electric Company, Ltd.	33,420	202,338

Iljin Holdings Company, Ltd.	23,248	46,139

Ilshin Spinning Company, Ltd.	1,370	102,162

Ilsung Pharmaceutical Company, Ltd.	1,735	133,406

Ilyang Pharmaceutical Company, Ltd.	6,860	174,053

iMarketKorea, Inc.	8,940	142,244

Industrial Bank of Korea	204,860	2,363,866

Inzi Controls Company, Ltd.	6,490	36,489

IS Dongseo Company, Ltd.	9,585	142,053

ISU Chemical Company, Ltd.	13,580	336,669

Isupetasys Company, Ltd.	51,990	267,512

Jahwa Electronics Company, Ltd.	18,810	183,758

Jeil Mutual Savings Bank (I)	1,850	50

Jeil Pharmaceutical Company	10,190	123,522

Jeonbuk Bank, Ltd.	82,652	375,444

Jinro, Ltd.	16,480	366,999

Joongang Construction Company, Ltd. (I)	2,700	3,266

Kangwon Land, Inc.	46,730	1,078,314

KB Financial Group, Inc., ADR (L)	208,353	7,677,808

KC Cottrell Company, Ltd.	520	9,143

KC Tech Company, Ltd.	13,926	68,463

KCC Corp.	4,990	1,593,408

KCTC	1,100	19,635

Keangnam Enterprises, Ltd.	16,288	152,995

KEPCO Engineering & Construction Company, Inc.	3,794	347,024

Kepco Plant Service & Engineering Company, Ltd.	4,600	159,219

Keyang Electric Machinery Company, Ltd.	34,010	91,687

Keystone Global (I)	5,440	34,489

KG Chemical Corp.	8,530	62,125

Kia Motors Corp.	77,842	4,896,324

KIC, Ltd. (I)	6,540	9,022

KISCO Corp.	7,076	180,531

KISCO Holdings Company, Ltd.	1,771	61,833

Kishin Corp.	12,176	59,581

KISWIRE, Ltd.	8,362	331,798

KIWOOM Securities Company, Ltd.	5,196	318,953

Ko-one Energy Service Company, Ltd.	110	3,344

Kolon Corp.	7,040	171,137

Kolon Engineering & Construction Company, Ltd.	33,760	183,339

Kolon Industries, Inc.	7,762	500,394

50	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Shares	Value

South Korea (continued)

Korea Airport Service Company, Ltd.	2,990	$91,904

Korea Cast Iron Pipe Industries Company, Ltd.	6,600	26,305

Korea Circuit Company, Ltd. (I)	10,520	102,257

Korea Development Corp. (I)	5,615	13,302

Korea Development Financing Corp.	2,940	47,519

Korea Electric Power Corp. (I)	21,120	472,489

Korea Electric Power Corp., ADR	49,816	555,448

Korea Electric Terminal Company, Ltd.	8,690	178,351

Korea Exchange Bank (I)	330,220	2,394,591

Korea Express Company, Ltd. (I)	10,772	788,423

Korea Flange Company, Ltd.	5,690	72,217

Korea Gas Corp.	10,160	352,719

Korea Green Paper Manufacturing Company, Ltd. (I)	2,524	3,275

Korea Investment Holdings Company, Ltd.	57,117	2,299,394

Korea Kolmar Company, Ltd.	9,830	75,403

Korea Kumho Petrochemical Company, Ltd.	4,898	679,073

Korea Life Insurance Company, Ltd.	40,710	264,884

Korea Line Corp. (I)	4,543	107,257

Korea Mutual Savings Bank (I)	1,019	4,672

Korea Zinc Company, Ltd.	3,717	1,447,785

Korean Air Lines Company, Ltd. (I)	8,921	418,640

Korean Petrochemical Industrial Company, Ltd.	4,131	381,509

Korean Reinsurance Company, Ltd.	36,600	475,619

KP Chemical Corp.	25,230	372,496

KPX Chemical Company, Ltd.	2,618	139,891

KT Corp.	15,990	465,004

KT&G Corp.	40,474	2,645,502

KTB Network Corp. (I)	86,060	198,665

Kukdo Chemical Company, Ltd.	3,388	172,983

Kumho Electric Company, Ltd.	6,620	163,401

Kumho Industrial Company, Ltd. (I)	8,211	52,380

Kumho Investment Bank (I)	99,870	50,504

Kumho Tire Company, Inc. (I)	18,300	222,576

Kumkang Industrial Company, Ltd.	1,400	18,312

Kunsul Chemical Industrial Company, Ltd.	3,660	56,153

Kwang Dong Pharmaceutical Company, Ltd.	57,300	203,981

Kwang Myung Electric Engineering Company, Ltd. (I)	19,020	65,877

Kyeryong Construction Industrial Company, Ltd.	4,430	59,107

Kyobo Securities Company, Ltd.	35,708	196,682

Kyung Nong Corp.	2,260	6,736

Kyung-In Synthetic Corp.	37,370	112,079

Kyungbang, Ltd. (I)	948	100,927

KyungDong City Gas Company, Ltd.	523	26,982

Lee Ku Industrial Company, Ltd.	8,740	13,582

LG Chem, Ltd.	14,019	4,953,041

LG Corp.	24,972	1,550,306

LG Display Company, Ltd., ADR (I)(L)	462,228	6,082,920

LG Electronics, Inc.	67,519	5,126,498

See notes to financial statements	Semiannual report | Emerging Markets Fund	51

	Shares	Value

South Korea (continued)

LG Fashion Corp. Ltd.	9,270	$347,149

LG Hausys, Ltd.	1,197	84,633

LG Household & Health Care, Ltd.	3,454	1,584,611

LG Innotek Company, Ltd. (I)	2,733	232,900

LG International Corp.	3,019	158,492

LG Life Sciences, Ltd. (I)	7,060	216,706

LG Uplus Corp.	299,330	1,690,901

LIG Non-Life Insurance Company, Ltd.	17,800	391,203

Livart Furniture Company, Ltd.	4,180	30,103

Lotte Chilsung Beverage Company, Ltd.	932	1,045,844

Lotte Confectionery Company, Ltd.	1,099	1,777,406

Lotte Midopa Company, Ltd.	34,850	515,447

Lotte Samkang Company, Ltd.	1,478	583,494

Lotte Shopping Company, Ltd.	10,033	3,373,675

Lotte Tour Development Company, Ltd. (I)	2,160	30,773

LS Cable, Ltd.	7,371	566,949

LS Industrial Systems Company, Ltd.	7,223	438,365

Macquarie Korea Infrastructure Fund	66,190	318,231

Mando Corp.	6,900	1,031,532

Manho Rope & Wire, Ltd.	1,400	26,785

Meritz Fire & Marine Insurance Company, Ltd.	6,630	74,010

Meritz Securities Company, Ltd.	255,563	200,486

Mi Chang Oil Industrial Company, Ltd.	724	33,168

Mirae Asset Securities Company, Ltd.	11,630	411,388

Moorim P&P Company, Ltd.	28,480	153,701

Moorim Paper Company, Ltd.	42,600	116,212

Motonic Corp.	17,805	143,175

Namhae Chemical Corp.	12,020	119,094

Namyang Dairy Products Company, Ltd.	801	562,084

National Information & Credit Evaluation, Inc.	297	14,126

NCSoft Corp.	7,423	1,831,605

Nexen Corp.	2,328	123,640

Nexen Tire Corp.	16,330	234,515

NH Investment & Securities Company, Ltd.	35,750	227,132

NHN Corp.	15,151	3,156,899

Nice Information Service Company, Ltd. (I)	377	8,415

NK Company, Ltd.	16,960	80,526

Nong Shim Company, Ltd.	5,080	1,098,528

Nong Shim Holdings Company, Ltd.	3,207	153,433

OCI Company, Ltd.	7,159	1,698,408

Orion Corp.	1,706	1,082,762

Ottogi Corp.	2,691	384,053

Pacific Corp.	5,242	1,151,599

Pang Rim Company, Ltd.	950	11,868

PaperCorea, Inc. (I)	99,660	51,083

Poonglim Industrial Company, Ltd. (I)	5,520	7,617

Poongsan Corp.	27,049	814,159

Poongsan Holdings Corp.	4,780	116,265

52	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Shares	Value

South Korea (continued)

POSCO	4,550	$1,683,766

POSCO Coated & Color Steel Company, Ltd.	4,270	80,925

POSCO, ADR (L)	54,889	5,077,233

Pulmuone Company, Ltd.	1,122	37,512

Pusan City Gas Company, Ltd.	8,930	150,792

RNL BIO Company, Ltd. (I)	45,600	179,752

S&T Corp. (I)	1,630	34,612

S&T Daewoo Company, Ltd.	8,720	239,984

S&T Dynamics Company, Ltd.	29,369	488,220

S&T Holdings Company, Ltd.	10,110	120,299

S-Oil Corp.	14,457	1,604,779

S1 Corp.	9,097	441,255

Saehan Media Company, Ltd. (I)	6,266	38,873

Saeron Automotive Corp.	10,870	46,184

Sajo Industries Company, Ltd.	1,057	54,978

Sajodaerim Corp.	2,330	35,708

Sam Lip General Foods Company, Ltd.	3,850	54,788

Sam Young Electronics Company, Ltd.	17,300	165,052

Sam Yung Trading Company, Ltd.	4,805	26,844

Sambu Construction Company, Ltd. (I)	7,139	44,000

Samchully Company, Ltd.	932	85,391

Samick Musical Instruments Company, Ltd.	59,990	104,113

Samick THK Company, Ltd.	7,060	50,929

Samjin Pharmaceutical Company, Ltd.	14,550	109,340

Samkwang Glass Company, Ltd.	1,080	61,739

Samsung C&T Corp.	132,369	9,050,373

Samsung Electro-Mechanics Company, Ltd.	28,815	2,401,578

Samsung Electronics Company, Ltd.	30,704	32,963,436

Samsung Electronics Company, Ltd., GDR	2,125	1,148,997

Samsung Engineering Company, Ltd.	9,766	2,051,826

Samsung Fine Chemicals Company, Ltd.	1,544	84,234

Samsung Fire & Marine Insurance Company, Ltd.	12,895	2,425,834

Samsung Heavy Industries Company, Ltd.	61,710	2,238,006

Samsung Life Insurance Company, Ltd.	8,056	655,789

Samsung SDI Company, Ltd.	41,708	5,126,784

Samsung Securities Company, Ltd.	23,973	1,294,361

Samsung Techwin Company, Ltd.	16,646	947,946

Samwhan Corp. (I)	130	590

Samyang Corp. (I)	4,589	198,666

Samyang Foods Company, Ltd.	2,320	73,320

Samyang Genex Company, Ltd.	2,734	146,008

Samyang Holdings Corp.	4,930	323,009

Samyang Tongsang Company, Ltd.	690	17,255

Samyoung Chemical Company, Ltd.	15,900	76,080

SAVEZONE I&C Corp.	16,880	42,171

SBS Media Holdings Company, Ltd.	66,090	201,793

Seah Besteel Corp.	18,210	786,334

SeAH Holdings Corp.	1,354	161,368

See notes to financial statements	Semiannual report | Emerging Markets Fund	53

	Shares	Value

South Korea (continued)

SeAH Steel Corp.	2,658	$276,558

Sebang Company, Ltd.	14,980	225,919

Sejong Industrial Company, Ltd.	8,680	94,032

Seoul City Gas Company, Ltd.	130	5,696

Seowon Company, Ltd.	23,820	92,867

Sewon Cellontech Company, Ltd. (I)	7,760	28,528

SG Corp. (I)	48,000	20,538

SH Chemical Company, Ltd. (I)	31,743	12,786

Shin Poong Pharmaceutical Company, Ltd.	20,134	104,274

Shinhan Financial Group Company, Ltd., ADR (L)	152,857	11,870,875

Shinhan Financial Group Company, Ltd.	80,650	3,099,071

Shinsegae Company, Ltd.	8	1,873

Shinsegae Engineering & Construction Company, Ltd.	1,110	15,261

Shinsegae Information & Communication Company, Ltd.	484	23,973

Shinsung FA Company, Ltd. (I)	3,222	7,250

Shinsung Solar Energy Company, Ltd. (I)	12,710	51,770

Shinwon Corp. (I)	43,430	58,306

Shinyoung Securities Company, Ltd.	7,920	221,703

Silla Company, Ltd.	11,237	139,120

Sindoh Company, Ltd.	5,692	269,440

SJM Company, Ltd.	6,871	40,119

SJM Holdings Company, Ltd.	2,764	8,438

SK C&C Company, Ltd.	7,193	803,510

SK Chemicals Company, Ltd.	1,538	95,456

SK Energy Company, Ltd.	19,256	3,168,893

SK Gas Company, Ltd.	4,539	282,481

SK Holdings Company, Ltd.	30,678	4,612,938

SK Networks Company, Ltd.	171,660	1,645,095

SK Telecom Company, Ltd.	4,853	631,086

SKC Company, Ltd.	11,190	486,601

SL Corp.	5,380	93,223

Solomon Mutual Savings Bank (I)	3,600	7,547

Songwon Industrial Company, Ltd.	5,360	51,322

Ssangyong Cement Industrial Company, Ltd. (I)	34,830	172,608

STX Corp. (I)	34,306	451,680

STX Pan Ocean Company, Ltd.	154,020	1,047,694

STX Shipbuilding Company, Ltd. (I)	81,850	1,225,854

Suheung Capsule Company, Ltd.	9,580	124,356

Sung Bo Chemicals Company, Ltd.	410	9,100

Sung Jin Geotec Company, Ltd. (I)	7,790	94,457

Sungshin Cement Company, Ltd. (I)	5,760	21,421

Sunjin Company, Ltd.	9,075	66,734

Sunjin Holdings Company, Ltd. (I)	988	20,261

Tae Kyung Industrial Company, Ltd.	14,930	46,124

Taegu Department Store Company, Ltd.	12,550	177,182

Taekwang Industrial Company, Ltd.	529	618,471

Taeyoung Engineering & Construction, Ltd.	46,820	250,702

Taihan Electric Wire Company, Ltd. (I)	156,150	491,685

54	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Shares	Value
South Korea (continued)

Tailim Packaging Industrial Company, Ltd.	59,700	$91,154

Tec & Company (I)	57,230	9,970

TEEMS	358	2,900

Telcoware Company, Ltd.	4,000	25,962

The Basic House Company, Ltd. (I)	5,150	94,152

Tong Yang Investment Bank	128,580	621,516

Tong Yang Life Insurance	12,740	160,714

Tong Yang Major Corp. (I)	118,287	126,513

Tong Yang Moolsan Company, Ltd.	1,500	28,956

Trybrands, Inc. (I)	30,360	36,162

TS Corp.	7,222	145,021

Uangel Corp.	7,990	43,076

Unid Company, Ltd.	3,957	189,442

Union Steel	4,420	75,215

Visang Education, Inc.	360	4,242

Wiscom Company, Ltd.	3,680	13,574

Woongjin Chemical Company, Ltd. (I)	88,800	77,912

Woongjin Coway Company, Ltd.	28,680	961,101

Woongjin Holdings Company, Ltd. (I)	27,240	147,790

Woongjin Thinkbig Company, Ltd.	8,640	109,945

Woori Finance Holdings Company, Ltd.	355,510	3,860,204

Woori Finance Holdings Company, Ltd., ADR (L)	7,867	258,038

Woori Financial Company, Ltd.	10,350	155,074

Woori Investment & Securities Company, Ltd.	192,379	2,392,051

YESCO Company, Ltd.	1,480	35,243

Yoosung Enterprise Company, Ltd.	10,176	23,353

Youlchon Chemical Company, Ltd.	21,790	157,295

Young Poong Corp.	528	603,468

Youngone Corp.	18,824	408,042

Youngone Holdings Company, Ltd.	6,286	312,920

Yuhan Corp.	3,761	401,206

YuHwa Securities Company, Ltd.	3,240	44,246

Yungjin Pharmaceutical Company, Ltd. (I)	46,320	77,172

Taiwan 12.04%		268,202,652

Ability Enterprise Company, Ltd.	114,000	118,803

AcBel Polytech, Inc.	356,000	226,462

Accton Technology Corp.	662,796	415,521

Ace Pillar Company, Ltd.	38,400	71,861

Acer, Inc.	269,000	409,867

Achem Technology Corp.	228,050	106,099

Action Electronics Company, Ltd.	439,640	144,567

Adlink Technology, Inc.	53,200	80,083

Advanced Semiconductor Engineering, Inc.	62,000	60,283

Advanced Semiconductor Engineering, Inc., ADR (L)	215,815	1,053,177

Advancetek Enterprise Company, Ltd.	22,440	20,387

Advantech Company, Ltd.	142,300	477,638

AGV Products Corp. (I)	545,829	203,035

Ali Corp.	120,000	210,153

See notes to financial statements	Semiannual report | Emerging Markets Fund	55

	Shares	Value

Taiwan (continued)

Allis Electric Company, Ltd.	154,000	$46,587

Alpha Networks, Inc.	440,000	366,788

Altek Corp.	360,702	335,891

AMPOC Far-East Company, Ltd.	132,000	116,941

AmTRAN Technology Company, Ltd.	1,105,775	859,148

APCB, Inc.	143,000	110,103

Apex Biotechnology Corp.	42,000	104,490

Apex Medical Corp.	12,000	14,254

Apex Science & Engineering Corp.	206,265	69,573

Arima Communication Corp. (I)	523,000	494,551

Arima Optoelectronics Corp. (I)	74,100	19,298

Asia Cement Corp.	3,548,465	4,516,584

Asia Optical Company, Inc. (I)	274,710	313,315

Asia Polymer Corp.	505,500	644,352

ASROCK, Inc.	19,000	71,771

Asustek Computer, Inc.	447,528	4,186,934

Aten International Company, Ltd.	53,000	105,949

AU Optronics Corp., ADR (L)	960,567	5,100,611

Audix Corp.	173,200	179,747

Aurora Corp.	54,000	96,518

Aurora Systems Corp.	133,000	171,025

AV Tech Corp.	5,000	16,454

Avision, Inc.	277,916	121,787

Awea Mechantronic Company, Ltd.	6,300	7,551

Bank of Kaohsiung, Ltd.	629,618	209,238

BES Engineering Corp.	2,097,200	616,716

Biostar Microtech International Corp.	227,000	123,090

C Sun Manufacturing, Ltd.	175,729	128,556

Cameo Communications, Inc.	350,955	119,602

Capital Securities Corp.	2,487,371	1,091,419

Career Technology MFG. Company, Ltd.	142,000	286,907

Carnival Industrial Corp. (I)	512,000	193,733

Catcher Technology Company, Ltd.	258,000	1,870,134

Cathay Chemical Works, Inc.	106,000	40,975

Cathay Financial Holdings Company, Ltd.	1,560,260	1,817,217

Cathay Real Estate Development Company, Ltd.	1,105,000	468,953

Central Reinsurance Company, Ltd.	214,535	95,362

Chain Qui Development Company, Ltd.	141,000	94,835

Champion Building Materials Company, Ltd.	512,852	271,025

Chang Hwa Commercial Bank, Ltd.	4,122,380	2,501,451

Chang Wah Electromaterials, Inc.	10,150	26,863

Charoen Pokphand Enterprise	300,000	171,909

Cheng Loong Corp.	1,367,480	554,405

Cheng Shin Rubber Industry Company, Ltd.	614,059	1,512,617

Cheng UEI Precision Industry Company, Ltd.	666,673	1,586,334

Chenming Mold Industrial Corp.	50,000	42,165

Chia Hsin Cement Corp.	679,699	322,523

Chicony Electronics Company, Ltd.	146,630	300,327

56	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Shares	Value

Taiwan (continued)

Chien Kuo Construction Company, Ltd.	425,872	$215,366

Chien Shing Stainless Steel Company, Ltd. (I)	254,000	44,518

Chimei Innolux Corp. (I)	5,396,758	2,882,255

Chin-Poon Industrial Company, Ltd.	539,642	450,520

China Airlines, Ltd.	803,820	379,312

China Chemical & Pharmaceutical Company, Ltd.	84,000	66,762

China Development Financial Holdings Corp.	9,119,331	3,077,606

China Ecotek Corp.	33,000	69,035

China Electric Manufacturing Corp.	147,000	104,516

China General Plastics Corp. (I)	335,000	133,874

China Hi-ment Corp.	40,000	56,055

China Life Insurance Company, Ltd.	493,160	506,108

China Manmade Fibers Corp. (I)	1,563,000	684,535

China Metal Products Company, Ltd.	359,947	270,900

China Motor Company, Ltd.	711,905	784,283

China Petrochemical Development Corp.	3,306,358	4,207,883

China Steel Chemical Corp.	79,000	373,746

China Steel Corp.	3,016,000	3,115,557

China Steel Structure Company, Ltd.	204,000	202,993

China Synthetic Rubber Corp.	672,937	683,165

China Wire & Cable Company, Ltd. (I)	338,000	102,893

Chinatrust Financial Holding Company, Ltd.	2,434,530	1,639,371

Ching Feng Home Fashions Company, Ltd. (I)	4,319	1,023

Chong Hong Construction Company	65,400	145,771

Chroma ATE, Inc.	175,440	398,235

Chun Yu Works & Company, Ltd. (I)	360,000	122,698

Chun Yuan Steel Industrial Company, Ltd.	634,688	273,258

Chung Hsin Electric & Machinery Manufacturing Corp.	623,000	355,440

Chung Hung Steel Corp.	1,284,226	518,038

Chung Hwa Pulp Corp. (I)	580,290	239,923

Chunghwa Picture Tubes, Ltd. (I)	5,416,320	408,280

Chunghwa Telecom Company, Ltd., ADR (L)	67,506	2,052,857

Chuwa Wool Industry Company, Ltd.	99,000	73,981

Chyang Sheng Dyeing & Finishing Company, Ltd. (I)	70,000	23,721

Clevo Company	242,000	431,771

CMC Magnetics Corp. (I)	4,049,000	780,702

Collins Company, Ltd.	223,797	112,777

Compal Communications, Inc.	315,000	721,673

Compal Electronics, Inc.	2,212,895	2,604,968

Compeq Manufacturing Company, Ltd. (I)	1,408,000	578,586

Continental Holdings Corp.	539,000	211,950

Cosmo Electronics Corp. (I)	24,000	20,759

Coxon Precise Industrial Company, Ltd.	152,231	277,583

CSBC Corp., Taiwan	37,197	31,452

CTCI Corp.	194,000	313,824

CviLux Corp.	4,000	6,005

Cyberlink Corp. (I)	6,402	20,473

Cybertan Technology, Inc.	37,000	39,730

See notes to financial statements	Semiannual report | Emerging Markets Fund	57

	Shares	Value

Taiwan (continued)

D-Link Corp.	947,627	$739,222

Da Cin Construction Company, Ltd.	228,000	139,868

Darfon Electronics Corp.	351,950	294,745

De Licacy Industrial Company, Ltd.	150,000	47,134

Delpha Construction Company, Ltd.	323,905	120,648

Delta Electronics, Inc.	545,000	1,493,316

Depo Auto Parts Industrial Company, Ltd.	52,000	115,558

DFI, Inc.	62,000	50,197

Dynamic Electronics Company, Ltd.	369,685	172,287

E-lead Electronic Company, Ltd. (I)	9,000	8,960

E-life Mall Corp.	27,000	51,654

E.Sun Financial Holding Company, Ltd.	5,017,703	2,728,336

Eastern Media International Corp. (I)	1,374,053	201,101

Eclat Textile Company, Ltd.	193,327	386,316

Edom Technology Company, Ltd.	220,000	69,487

Elan Microelectronics Corp.	169,000	219,544

Elite Advanced Laser Corp.	30,000	55,579

Elite Semiconductor Memory Technology, Inc.	73,000	78,764

Elitegroup Computer Systems Company, Ltd. (I)	975,576	261,142

Enlight Corp. (I)	49,439	4,419

Entie Commercial Bank	360,000	186,544

Epistar Corp.	38,000	98,981

Eternal Chemical Company, Ltd.	297,644	266,368

EVA Airways Corp.	574,160	389,144

Everest Textile Company, Ltd. (I)	565,000	149,812

Evergreen International Storage & Transport Corp.	765,320	450,389

Evergreen Marine Corp.	1,770,886	1,236,651

Everlight Chemical Industrial Corp.	35,000	25,578

Everlight Electronics Company, Ltd.	119,000	264,646

Everspring Industry Company, Ltd. (I)	277,000	88,263

Evertop Wire Cable Corp. (I)	46,275	7,562

Excel Cell Electronic Company, Ltd.	103,000	45,284

Excelsior Medical Company, Ltd.	12,000	29,079

Far Eastern Department Stores Company, Ltd.	576,746	788,609

Far Eastern International Bank	1,889,909	787,994

Far Eastern New Century Corp.	550,290	701,444

Far EasTone Telecommunications Company, Ltd.	636,000	1,331,475

Faraday Technology Corp.	111,586	182,851

Farglory F T Z Investment Holding Company, Ltd. (I)	15,000	10,594

Farglory Land Development Company, Ltd.	82,000	173,657

Federal Corp.	502,741	297,983

Feng Hsin Iron & Steel Company, Ltd.	181,000	317,874

Feng Tay Enterprise Company, Ltd.	65,000	61,575

First Copper Technology Company, Ltd.	408,000	140,926

First Financial Holding Company, Ltd.	6,067,391	3,877,055

First Hotel	33,523	24,365

First Insurance Company, Ltd.	313,165	150,942

First Steamship Company, Ltd.	60,000	94,256

58	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Shares	Value

Taiwan (continued)

Flexium Interconnect, Inc.	76,229	$335,940

Flytech Technology Company, Ltd.	36,298	85,202

Forhouse Corp.	575,894	411,849

Formosa Advanced Technologies Company, Ltd.	14,000	14,110

Formosa Chemicals & Fibre Corp.	713,000	2,217,089

Formosa International Hotels Corp.	17,700	280,383

Formosa Oilseed Processing	193,874	87,087

Formosa Petrochemical Corp.	358,000	1,175,102

Formosa Plastics Corp.	819,000	2,550,564

Formosa Taffeta Company, Ltd.	939,000	937,896

Formosan Rubber Group, Inc.	612,000	449,615

Formosan Union Chemical	484,158	358,762

Founding Construction & Development Company, Ltd.	217,310	141,818

Foxconn Technology Company, Ltd.	149,100	681,882

Froch Enterprise Company, Ltd. (I)	292,000	128,372

FSP Technology, Inc.	314,224	293,236

FU I Industrial Company, Ltd.	134,298	60,199

Fubon Financial Holding Company, Ltd. (I)	1,116,000	1,299,940

Fullerton Technology Company, Ltd.	156,819	158,184

Fwusow Industry Company, Ltd.	335,638	185,566

G Shank Enterprise Company, Ltd.	226,000	137,630

Gem Terminal Industrial Company, Ltd.	47,500	24,276

Gemtek Technology Corp.	17,496	16,965

Genesis Photonics, Inc. (I)	100,847	158,101

Genius Electronic Optical Company, Ltd.	24,000	242,314

Geovision, Inc.	19,697	83,007

Getac Technology Corp.	623,000	369,426

Giant Manufacturing Company, Ltd.	146,000	625,552

Giantplus Technology Company, Ltd. (I)	345,000	127,019

Gigabyte Technology Company, Ltd.	789,719	671,564

Gigastorage Corp.	34,100	30,437

Global Brands Manufacture, Ltd.	299,154	167,205

Global Mixed Mode Technology, Inc.	32,000	127,883

Global Unichip Corp.	43,000	168,208

Gold Circuit Electronics, Ltd.	616,071	179,015

Goldsun Development & Construction Company, Ltd.	1,820,005	781,670

Gordon Auto Body Parts Company, Ltd. (I)	134,184	33,984

Grand Pacific Petrochemical Corp.	1,174,000	594,722

Grape King Industrial Company	57,000	91,355

Great China Metal Industry Company, Ltd.	303,000	388,296

Great Taipei Gas Company, Ltd.	40,000	25,281

Great Wall Enterprise Company, Ltd.	498,128	548,226

GTM Corp.	222,000	118,947

Hannstar Board Corp. (I)	264,467	141,113

HannStar Display Corp. (I)	8,104,000	953,030

Hey Song Corp.	927,000	928,851

Highwealth Construction Corp.	171,000	318,244

Hiti Digital, Inc.	46,118	37,160

See notes to financial statements	Semiannual report | Emerging Markets Fund	59

	Shares	Value

Taiwan (continued)

Hitron Technology, Inc.	154,000	$81,560

Hiwin Technologies Corp.	52,660	585,792

Ho Tung Chemical Corp. (I)	999,265	630,650

Hocheng Group Corp. (I)	313,000	93,868

Hold-Key Electric Wire & Cable Company, Ltd.	228,119	89,326

Holiday Entertainment Company, Ltd.	48,000	79,006

Holtek Semiconductor, Inc.	57,000	61,150

Holystone Enterprise Company, Ltd.	332,478	326,766

Hon Hai Precision Industry Company, Ltd.	1,958,600	6,782,559

Hong Ho Precision Textile Company (I)	39,000	19,713

Hong TAI Electric Industrial Company, Ltd.	309,000	114,187

Hong YI Fiber Industry Company	99,680	35,828

Hota Industrial Manufacturing Company, Ltd. (I)	28,000	15,121

Hotai Motor Company, Ltd.	128,000	864,783

Hsin Kuang Steel Company, Ltd.	326,153	271,943

Hsing TA Cement Company, Ltd.	227,000	83,596

HTC Corp.	168,700	3,737,945

Hua Eng Wire & Cable Company, Ltd.	732,000	215,416

Hua Nan Financial Holdings Company, Ltd.	4,405,326	2,603,138

Huaku Development Company, Ltd.	78,209	203,711

Huang Hsiang Construction Company	59,000	113,243

Hung Ching Development Company, Ltd.	203,000	98,582

Hung Poo Real Estate Development Corp.	15,000	14,864

Hung Sheng Construction Company, Ltd.	813,008	400,813

Hwa Fong Rubber Company, Ltd. (I)	451,770	118,225

I-Chiun Precision Industry Company, Ltd.	33,000	22,105

I-Sheng Electric Wire & Cable Company, Ltd.	5,000	7,349

Ichia Technologies, Inc. (I)	512,300	364,777

ICP Electronics, Inc.	43,000	64,232

Infortrend Technology, Inc.	90,000	87,044

Inotera Memories, Inc. (I)	2,860,165	773,373

Inventec Company, Ltd.	2,945,609	1,398,361

Iteq Corpiteq Corp.	43,000	51,594

Jenn Feng New Energy Company, Ltd. (I)	47,000	35,929

Jess-Link Products Company, Ltd. (I)	63,000	78,908

Johnson Health Tech Company, Ltd.	26,650	76,055

Jui Li Enterprise Company, Ltd.	35,950	10,033

Kang Na Hsiung Enterprise Company, Ltd.	168,000	94,631

Kaulin Manufacturing Company, Ltd.	124,490	101,280

KEE TAI Properties Company, Ltd.	624,973	319,250

Kenda Rubber Industrial Company, Ltd.	182,354	215,563

Kerry TJ Logistics Company, Ltd.	173,000	190,784

Kian Shen Corp.	9,000	14,862

Kindom Construction Company, Ltd.	393,000	282,076

King Slide Works Company, Ltd.	21,000	113,856

King Yuan Electronics Company, Ltd.	1,749,762	757,209

King’s Town Bank (I)	1,035,000	727,755

Kinik Company	41,000	62,726

60	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Shares	Value

Taiwan (continued)

Kinko Optical Company, Ltd.	56,648	$86,623

Kinpo Electronics, Inc.	1,763,724	498,995

Kinsus Interconnect Technology Corp.	140,000	492,804

Kung Long Batteries Industrial Company, Ltd.	12,000	18,746

Kuoyang Construction Company, Ltd. (I)	32,000	14,595

Kwong Fong Industries Corp.	394,100	170,080

KYE System Corp.	112,000	50,018

L&K Engineering Company, Ltd.	205,952	206,894

Lan Fa Textile Company, Ltd.	348,183	139,704

Largan Precision Company, Ltd.	41,000	909,970

LCY Chemical Corp.	162,881	298,324

Lead Data, Inc. (I)	428,173	45,546

Leader Electronics, Inc.	181,867	79,136

Leadtrend Technology Corp.	15,599	31,983

Lealea Enterprise Company, Ltd.	994,941	434,186

Ledtech Electronics Corp.	6,236	3,591

LEE CHI Enterprises Company, Ltd.	287,000	130,521

Lelon Electronics Corp.	162,000	97,099

Leofoo Development Company, Ltd. (I)	411,012	289,495

LES Enphants Company, Ltd.	58,160	70,226

Li Peng Enterprise Company, Ltd.	638,950	255,900

Lian Hwa Food Corp.	141,110	186,899

Lien Hwa Industrial Corp.	715,784	478,919

Lingsen Precision Industries, Ltd.	438,101	288,450

LITE-On It Corp.	601,271	626,870

Lite-On Semiconductor Corp.	463,080	283,070

Lite-On Technology Corp.	2,198,167	2,976,793

Long Bon International Company, Ltd.	530,000	249,319

Long Chen Paper Company, Ltd.	589,476	196,550

Lotes Company, Ltd.	1,000	2,930

Lucky Cement Corp. (I)	272,000	54,822

Lumax International Corp., Ltd.	50,450	107,280

Macronix International Company, Ltd.	4,275,694	1,804,896

Makalot Industrial Company, Ltd.	70,000	184,886

Marketech International Corp.	207,000	168,841

Masterlink Securities Corp.	1,615,780	598,656

Maxtek Technology Company, Ltd.	55,000	46,973

Mayer Steel Pipe Corp.	250,407	126,785

Maywufa Company, Ltd.	18,000	8,395

MediaTek, Inc.	219,000	2,226,897

Mega Financial Holding Company, Ltd.	4,854,920	3,766,459

Meiloon Industrial Company, Ltd.	299,231	122,501

Mercuries & Associates, Ltd.	532,006	609,750

Mercuries Data Systems, Ltd. (I)	163,000	75,602

Merida Industry Company, Ltd.	91,000	256,976

Micro-Star International Company, Ltd.	1,191,488	552,761

Microelectronics Technology, Inc. (I)	647,000	268,568

MIN AIK Technology Company, Ltd.	76,000	179,189

See notes to financial statements	Semiannual report | Emerging Markets Fund	61

	Shares	Value

Taiwan (continued)

Mirle Automation Corp.	22,000	$18,768

Mitac International Corp.	1,695,466	623,592

Mobiletron Electronics Company, Ltd. (I)	67,000	47,582

Mosel Vitelic, Inc. (I)	1,060,109	216,548

Mustek Systems, Inc. (I)	40,151	3,543

Nak Sealing Technologies Corp.	19,000	34,050

Namchow Chemical Industrial Company, Ltd.	59,000	68,904

Nan Kang Rubber Tire Company, Ltd.	235,943	389,819

Nan Ya Plastics Corp.	1,028,000	2,510,993

Nan Ya Printed Circuit Board Corp.	70,930	177,346

Nantex Industry Company, Ltd.	310,071	285,317

National Petroleum Company, Ltd.	49,000	55,835

New Asia Construction & Development Corp.	266,112	80,351

Nien Hsing Textile Company, Ltd. (I)	430,205	324,036

Novatek Microelectronics Corp., Ltd.	219,000	650,230

Ocean Plastics Company, Ltd. (I)	29,000	22,116

Optimax Technology Corp. (I)	170,816	11,309

Opto Technology Corp.	223,000	107,818

Orient Semiconductor Electronics, Ltd. (I)	720,000	127,557

Oriental Union Chemical Corp.	226,000	311,642

Orise Technology Company, Ltd.	24,000	29,847

Pacific Construction Company, Ltd. (I)	145,368	45,891

Pan-International Industrial	93,500	98,201

Paragon Technologies Company, Ltd.	96,000	125,720

Pegatron Corp.	987,321	1,333,921

Phihong Technology Company, Ltd.	78,416	110,917

Phytohealth Corp. (I)	49,000	67,931

Pihsiang Machinery Manufacturing Company, Ltd. (I)	73,000	98,130

Plotech Company, Ltd.	146,000	80,118

Polytronics Technology Corp.	36,000	68,930

Pou Chen Corp.	3,612,448	3,193,075

Power Quotient International Company, Ltd. (I)	131,000	54,908

Powercom Company Ltd.	72,760	58,127

Powertech Industrial Company, Ltd.	13,000	11,208

Powertech Technology, Inc.	256,000	549,625

President Chain Store Corp.	236,000	1,241,943

President Securities Corp.	1,106,077	611,301

Prince Housing & Development Corp.	618,030	499,947

Prodisc Technology, Inc. (I)	540,000	3,123

Promate Electronic Company, Ltd.	222,000	168,260

Promise Technology, Inc. (I)	15,000	10,610

Qisda Corp. (I)	1,246,440	360,160

Quanta Computer, Inc.	360,000	887,469

Quintain Steel Company, Ltd. (I)	427,750	144,422

Radiant Opto-Electronics Corp.	837,651	3,707,866

Radium Life Tech Company, Ltd.	87,425	80,705

Ralec Electronic Corp.	63,259	82,318

Realtek Semiconductor Corp.	100,210	210,887

62	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Shares	Value

Taiwan (continued)

Rechi Precision Company, Ltd.	364,620	$327,166

Rexon Industrial Corp., Ltd. (I)	291,000	59,237

Richtek Technology Corp.	76,000	451,939

Ritek Corp. (I)	3,965,428	790,158

Ruentex Development Company, Ltd.	224,185	295,481

Ruentex Industries, Ltd.	135,811	276,841

Sampo Corp.	928,997	283,584

San Fang Chemical Industry Company, Ltd.	26,000	22,745

Sanyang Industrial Company, Ltd.	1,102,389	747,128

Sanyo Electric Taiwan Company, Ltd.	28,000	30,944

Sci Pharmtech, Inc.	10,759	22,580

Senao International Company, Ltd.	43,000	181,227

Sercomm Corp.	64,000	81,722

Sesoda Corp.	26,000	31,734

Shan-Loong Transportation Company, Ltd.	4,000	2,601

Sheng Yu Steel Company, Ltd.	188,000	131,197

Shenmao Technology, Inc.	40,000	56,853

Shih Wei Navigation Company, Ltd.	54,000	52,992

Shihlin Electric & Engineering Corp.	531,213	596,741

Shihlin Paper Corp. (I)	66,000	111,026

Shin Hai Gas Corp.	2,000	2,550

Shin Kong Financial Holding Company, Ltd. (I)	7,657,017	2,584,507

Shin Shin Natural Gas Company	1,000	1,014

Shin Zu Shing Company, Ltd.	159,933	421,605

Shining Building Business Company, Ltd. (I)	89,300	89,416

Shinkong Insurance Company, Ltd.	310,000	182,104

Shinkong Synthetic Fibers Corp.	2,075,287	711,853

Shinkong Textile Company, Ltd.	74,000	104,927

Shuttle, Inc. (I)	229,985	88,954

Sigurd Microelectronics Corp.	541,887	423,545

Silicon Integrated Systems Corp.	794,000	361,351

Siliconware Precision Industries Company (L)	200,628	1,157,624

Silitech Technology Corp.	51,280	142,529

Sinbon Electronics Company, Ltd.	203,000	155,754

Sincere Navigation Corp.	306,000	310,038

Sinkang Industries, Ltd.	112,380	50,180

Sinon Corp.	534,150	235,589

SinoPac Holdings Company, Ltd.	7,302,954	2,711,454

Sinphar Pharmaceutical Company, Ltd.	17,982	17,205

Sintek Photronic Corp. (I)	100,000	52,616

Sinyi Realty Company	80,800	121,784

Siward Crystal Technology Company, Ltd.	181,301	72,807

Solelytex Industrial Corp. (I)	136,758	66,165

Solomon Technology Corp.	201,036	74,752

Sonix Technology Company, Ltd.	97,000	158,572

Southeast Cement Company, Ltd.	390,000	149,898

Spirox Corp.	166,369	86,038

Springsoft, Inc.	348,000	479,625

See notes to financial statements	Semiannual report | Emerging Markets Fund	63

	Shares	Value

Taiwan (continued)

Standard Foods Corp.	90,000	$317,751

Stark Technology, Inc.	164,000	160,945

Sunplus Technology Company, Ltd.	651,000	270,815

Sunspring Metal Corp.	17,000	18,594

Super Dragon Technology Company, Ltd.	15,766	18,127

Supreme Electronics Company, Ltd.	197,000	127,519

Sweeten Construction Company, Ltd.	109,286	57,913

Synnex Technology International Corp.	418,132	1,055,608

TA Chen Stainless Pipe (I)	817,747	472,951

Ta Chong Bank Company, Ltd. (I)	2,255,000	916,265

Ta Ya Electric Wire & Cable Company, Ltd.	637,406	189,092

TA–I Technology Company, Ltd.	109,061	80,142

Tah Hsin Industrial Company, Ltd.	125,000	128,735

Tai Roun Products Company, Ltd. (I)	111,000	40,719

Taichung Commercial Bank (I)	2,127,953	718,854

Tainan Enterprises Company, Ltd.	201,467	272,305

Tainan Spinning Company, Ltd.	1,489,390	698,044

Taishin Financial Holdings Company, Ltd.	6,454,308	2,609,608

Taisun Enterprise Company, Ltd.	409,734	230,618

Taita Chemical Company, Ltd.	302,084	143,883

Taiwan Acceptance Corp.	26,000	60,134

Taiwan Business Bank (I)	3,375,251	1,130,338

Taiwan Cement Corp.	6,280,726	8,008,264

Taiwan Cogeneration Corp.	603,137	454,630

Taiwan Cooperative Financial Holding Company, Ltd. (I)	4,705,706	3,070,092

Taiwan Fertilizer Company, Ltd.	227,000	630,753

Taiwan Fire & Marine Insurance Company	12,000	9,088

Taiwan Fu Hsing Industrial Company, Ltd.	233,000	144,518

Taiwan Glass Industrial Corp.	990,367	1,206,082

Taiwan Hon Chuan Enterprise Company Ltd.	129,400	303,108

Taiwan Kolin Company, Ltd. (I)	400,000	0

Taiwan Land Development Corp. (I)	896,002	385,866

Taiwan Life Insurance Company, Ltd.	116,100	79,116

Taiwan Mask Corp.	325,850	124,152

Taiwan Mobile Company, Ltd. (I)	496,700	1,524,991

Taiwan Navigation Company, Ltd.	18,000	20,756

Taiwan Paiho, Ltd.	456,395	361,482

Taiwan Pulp & Paper Corp.	576,640	244,003

Taiwan Sakura Corp.	58,156	36,086

Taiwan Secom Company, Ltd.	143,000	294,115

Taiwan Semiconductor Manufacturing Company, Ltd.	3,981,000	10,937,275

Taiwan Sogo Shin Kong	372,000	351,326

Taiwan Styrene Monomer Corp. (I)	1,000,479	295,907

Taiwan Tea Corp.	791,723	425,571

Taiyen Biotech Company, Ltd.	301,000	250,011

Tatung Company, Ltd. (I)	3,141,766	1,053,812

Teapo Electronic Corp. (I)	248,512	45,278

Teco Electric & Machinery Company, Ltd.	2,153,109	1,516,970

64	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Shares	Value

Taiwan (continued)

Tecom Company, Ltd. (I)	41,000	$4,575

Ten Ren Tea Company, Ltd.	33,000	53,313

Test Research, Inc.	44,000	60,276

Test-Rite International Company, Ltd.	112,000	78,732

Tex-Ray Industrial Company, Ltd. (I)	90,000	28,695

The Ambassador Hotel, Ltd.	107,000	141,540

Thye Ming Industrial Company, Ltd.	8,000	8,269

TNC Industrial Corp., Ltd.	35,000	34,016

Ton Yi Industrial Corp.	1,259,500	701,723

Tong Hsing Electronic Industries, Ltd.	55,951	184,775

Tong Yang Industry Company, Ltd.	336,814	409,427

Tong-Tai Machine & Tool Company, Ltd.	64,800	66,919

Topco Scientific Company, Ltd.	212,894	395,260

Topoint Technology Company, Ltd.	173,208	133,556

Transcend Information, Inc.	71,000	211,173

Tripod Technology Corp.	158,770	490,558

Tsann Kuen Enterprise Company, Ltd.	54,220	123,516

TSRC Corp.	262,300	666,172

Ttet Union Corp.	47,000	79,969

Tung Ho Steel Enterprise Corp.	1,218,138	1,253,339

Tung Ho Textile Company, Ltd. (I)	247,000	106,534

TXC Corp.	103,659	159,754

TYC Brother Industrial Company, Ltd. (I)	265,863	128,197

Tycoons Group Enterprise Company, Ltd. (I)	594,536	137,804

TZE Shin International Company, Ltd. (I)	194,248	103,009

U-Ming Marine Transport Corp.	137,000	238,005

U-Tech Media Corp.	218,000	60,248

Uni-President Enterprises Corp.	1,100,260	1,677,923

Unimicron Technology Corp.	296,855	386,547

Union Bank of Taiwan (I)	1,256,642	453,415

Union Insurance Company, Ltd. (I)	85,000	41,456

Unitech Electronics Company, Ltd.	181,039	95,794

Unitech Printed Circuit Board Corp.	727,869	347,396

United Integrated Services Company, Ltd.	57,000	59,635

United Microelectronics Corp.	9,522,468	4,986,693

Unity Opto Technology Company, Ltd.	26,389	29,931

Universal Cement Corp.	757,808	384,110

Universal Microelectronics Company, Ltd.	143,000	46,834

Unizyx Holding Corp.	526,000	332,045

UPC Technology Corp.	939,357	580,108

USI Corp.	1,246,784	1,250,550

Ve Wong Corp.	208,450	148,693

Via Technologies, Inc. (I)	305,000	238,426

Visual Photonics Epitaxy Company, Ltd.	123,000	206,630

Wah Lee Industrial Corp.	12,000	17,333

Walsin Lihwa Corp.	4,134,000	1,597,338

Walsin Technology Corp.	897,721	307,969

Walton Advanced Engineering, Inc.	383,661	144,024

See notes to financial statements	Semiannual report | Emerging Markets Fund	65

	Shares	Value

Taiwan (continued)

Wan Hai Lines, Ltd.	468,216	$270,986

WAN HWA Enterprise Company	3,000	1,481

Waterland Financial Holding Company	3,059,210	1,082,295

WEI Chih Steel Industrial Company, Ltd. (I)	255,000	55,142

Wei Chuan Food Corp.	227,000	269,911

Weikeng Industrial Company, Ltd.	270,900	213,666

Well Shin Technology Company, Ltd.	72,420	104,302

Wellypower Optronics Corp.	235,000	159,076

Weltrend Semiconductor, Inc.	55,000	30,766

Winbond Electronics Corp. (I)	4,740,000	1,028,058

Wintek Corp.	1,783,661	1,559,515

Wistron Corp.	273,142	451,901

Wistron NeWeb Corp.	71,649	161,120

WPG Holdings Company, Ltd.	406,760	575,163

WT Microelectronics Company, Ltd.	186,372	275,309

WUS Printed Circuit Company, Ltd. (I)	375,000	171,033

Yageo Corp.	3,231,000	1,081,060

Yang Ming Marine Transport Corp.	1,853,916	1,071,534

Yem Chio Company, Ltd.	134,252	122,206

Yeun Chyang Industrial Company, Ltd.	496,000	323,723

Yi Jinn Industrial Company, Ltd.	236,768	65,152

Yieh Phui Enterprise Company, Ltd.	1,416,482	554,971

Young Fast Optoelectronics Company, Ltd.	36,648	105,994

Young Optics, Inc.	31,000	108,091

Yuanta Financial Holdings Company, Ltd. (I)	8,862,322	5,188,899

Yuen Foong Yu Paper Manufacturing Company, Ltd.	1,606,614	765,232

Yulon Motor Company, Ltd.	1,730,900	3,622,631

Yung Chi Paint & Varnish Manufacturing Company, Ltd.	92,850	145,025

Yungshin Global Holding Corp.	76,000	111,219

Yungtay Engineering Company, Ltd.	608,000	957,994

Zenitron Corp.	256,000	180,883

Zig Sheng Industrial Company, Ltd.	438,468	216,892

Zinwell Corp.	120,000	158,028

Thailand 2.43%		54,234,398

A.J. Plast PCL (Foreign Shares)	93,200	49,271

Advanced Info Service PCL	459,891	2,431,276

Airports of Thailand PCL	159,700	278,347

Amata Corp. PCL	170,600	94,136

Asia Plus Securities PCL	1,679,600	138,741

Asian Property Development PCL	648,480	122,132

Bangchak Petroleum PCL	847,300	657,907

Bangkok Bank PCL (Foreign Shares)	615,805	3,928,343

Bangkok Chain Hospital PCL	514,800	119,068

Bangkok Dusit Medical Services PCL (I)	355,400	883,656

Bangkok Expressway PCL	426,700	274,926

Bangkok Insurance PCL	8,050	64,368

Bangkokland PCL (I)	11,604,400	272,233

Bank of Ayudhya PCL	4,784,900	3,861,228

66	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Shares	Value

Thailand (continued)

Banpu PCL	43,400	$939,165

BEC World PCL	408,700	597,554

Bumrungrad Hospital PCL	198,100	299,457

Cal-Comp Electronics Thailand PCL	3,027,200	282,065

Central Pattana PCL	252,800	342,468

Central Plaza Hotel PCL	1,246,000	477,568

CH. Karnchang PCL	276,300	69,840

Charoen Pokphand Foods PCL (I)	1,133,333	1,357,453

CP ALL PCL	694,900	1,521,134

Delta Electronics Thailand PCL	188,400	143,175

Dhipaya Insurance PCL	1,000	634

Diamond Building Products PCL	240,000	48,373

Dynasty Ceramic PCL	113,900	244,623

Eastern Water Resources Development & Management PCL	140,000	32,612

Electricity Generating PCL (Foreign Shares)	69,800	217,945

Esso Thailand PCL	2,078,900	920,445

G J Steel PCL (I)	24,328,200	120,576

G Steel PCL (I)	12,662,700	163,174

GFPT PCL	209,900	71,435

Glow Energy PCL	166,100	296,362

GMM Grammy PCL	22,200	14,230

Hana Microelectronics PCL	568,100	405,451

Hemaraj Land & Development PCL	1,499,300	130,783

Home Product Center PCL	1,322,786	537,594

IRPC PCL	9,392,900	1,471,084

Italian-Thai Development PCL	3,151,370	406,091

Jasmine International PCL (I)	6,601,900	523,528

Kang Yong Electric PCL	2,800	19,798

Kasikornbank PCL (Foreign Shares)	316,400	1,544,596

KGI Securities Thailand PCL	1,053,600	90,512

Khon Kaen Sugar Industry PCL	260,700	123,179

Kiatnakin Finance PCL	337,300	364,995

Krung Thai Bank PCL	4,142,600	2,381,670

Krungthai Card PCL	126,000	67,444

Land & Houses PCL	782,400	177,609

Lanna Resources PCL	51,800	49,207

Loxley PCL	988,200	122,770

LPN Development PCL	291,000	141,341

Major Cineplex Group PCL	147,700	77,108

MBK PCL	86,100	272,396

MCOT PCL	100,600	98,057

MCS Steel PCL	59,800	18,672

Minor International PCL (Foreign Shares)	681,800	283,849

Padaeng Industry PCL	127,600	63,241

Polyplex PCL	275,000	148,108

Pranda Jewelry PCL	214,300	48,857

Precious Shipping PCL	725,700	388,447

President Rice Products PCL	24,000	40,245

See notes to financial statements	Semiannual report | Emerging Markets Fund	67

	Shares	Value

Thailand (continued)

Preuksa Real Estate PCL	336,300	$155,566

PTT Exploration & Production PCL	519,098	3,164,500

PTT Global Chemical PCL	980,192	2,412,830

PTT PCL (Foreign Shares)	316,200	3,792,519

Quality House PCL	5,687,200	342,002

Raimon Land PCL (I)	264,800	12,687

Ratchaburi Electricity Generating Holding PCL	170,300	239,146

Regional Container Lines PCL (I)	558,000	124,451

Robinson Department Store PCL	299,000	454,452

Saha-Union PCL	262,500	260,202

Sahaviriya Steel Industries PCL (I)	9,365,780	241,378

Samart Corp. PCL	161,300	48,233

Samart Telcoms PCL	121,600	52,634

Sansiri PCL	3,549,232	241,580

SC Asset Corp. PCL	336,400	168,950

Seamico Securities PCL	524,988	27,581

Siam Cement PCL	9,800	115,097

Siam City Cement PCL	44,500	442,574

Siam Commercial Bank PCL	384,131	1,649,993

Siam Makro PCL	57,400	576,560

Siamgas & Petrochemicals PCL	172,700	95,295

Sino Thai Engineering & Construction PCL	190,500	85,604

SNC Former PCL	31,600	26,886

Somboon Advance Technology PCL	38,846	31,960

Sri Trang Agro-Industry PCL	153,600	109,624

STP & I PCL (I)	76,500	75,830

Supalai PCL	248,100	115,586

SVI PCL (I)	169,300	19,243

Tata Steel Thailand PCL (I)	7,079,000	208,171

Thai Airways International PCL	1,239,111	1,064,493

Thai Carbon Black PCL	174,100	139,211

Thai Central Chemical PCL	1,900	1,011

Thai Oil PCL	747,900	1,878,090

Thai Plastic & Chemical PCL	691,800	685,743

Thai Stanley Electric PCL	14,200	74,836

Thai Tap Water Supply PCL	562,900	105,085

Thai Union Frozen Products PCL	147,100	336,583

Thai Vegetable Oil PCL	142,400	93,632

Thai-German Ceramic PCL (I)	93,000	14,934

Thaicom PCL (I)	532,500	232,248

Thanachart Capital PCL	786,000	740,162

The Erawan Group PCL (I)	130,800	11,150

Thoresen Thai Agencies PCL	445,070	297,056

Ticon Industrial Connection PCL	133,100	57,611

Tipco Asphalt PCL (I)	16,600	26,876

Tisco Financial Group PCL	6,300	8,014

TMB Bank PCL	4,426,700	254,501

Total Access Communication PCL	235,900	539,768

68	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Shares	Value

Thailand (continued)

TPI Polene PCL	1,098,240	$587,857

True Corp. PCL (I)	2,292,100	252,953

Vanachai Group PCL	1,042,400	148,102

Vinythai PCL	100,000	60,796

Turkey 1.70%		37,771,977

Adana Cimento Sanayi AS	57,319	26,127

Adana Cimento Sanayii Turk Anonim Sirketi AS, Class A	99,918	211,308

Advansa Sasa Polyester Sanayi AS (I)	140,873	120,533

Akbank AS	264,586	1,058,953

Akcansa Cimento AS	113,818	510,437

Akenerji Elektrik Uretim AS (I)	33,732	42,132

Akfen Holding AS (I)	8,395	46,499

Aksa Akrilik Kimya Sanayi AS	134,810	369,735

Aksigorta AS (I)	290,218	301,208

Alarko Holding AS	97,048	201,226

Altinyildiz Mensucat Ve Konfeksiyon Fabrikalari AS	29,490	453,283

Anadolu Cam Sanayi AS	152,739	268,561

Anadolu Efes Biracilik Ve Malt Sanayii AS	58,999	892,611

Anadolu Hayat Emeklilik AS	12,974	27,686

Anadolu Isuzu Otomotiv Sanayi AS (I)	7,282	36,000

Anadolu Sigorta AS	422,736	214,704

Arcelik AS	339,627	1,557,993

Aselsan Elektronik Sanayi Ve Ticaret AS	15,351	82,741

Ayen Enerji AS (I)	28,702	23,588

Aygaz AS	201,651	1,081,810

Bagfas Bandirma Gubre Fabrik	767	73,468

Baticim Bati Anadolu Cimento Sanayii AS	21,536	76,691

BatiSoke Soke Cimento Sanayii TAS	24,824	21,218

BIM Birlesik Magazalar AS	27,811	977,157

Bolu Cimento Sanayii AS	137,486	117,696

Borusan Mannesmann Boru Sanayi ve Ticaret AS (I)	15,924	232,500

Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	473	44,434

Bursa Cimento Fabrikasi AS	3,200	8,703

Celebi Hava Servisi AS	3,510	40,726

Cemtas Celik Makina Sanayi Ticaret AS (I)	81,516	63,739

Cimsa Cimento Sanayi VE Tica	75,350	371,861

Coca-Cola Icecek AS	8,244	105,524

Deva Holding AS (I)	64,490	75,544

Dogan Gazetecilik AS (I)	62,235	63,268

Dogan Sirketler Grubu Holdings (I)	1,265,834	518,156

Dogan Yayin Holding AS (I)	58,445	22,989

Dogus Otomotiv Servis ve Ticaret AS (I)	112,539	269,080

Eczacibasi Yapi Gerecleri Sanayi Ve Ticaret AS (I)	739	1,257

Eczacibasi Yatirim Holding Ortakligi AS	7,623	20,594

EGE Seramik Sanayi ve Ticaret AS	103,309	100,101

EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	273,434	303,369

Enka Insaat ve Sanayi AS	51,276	146,053

Eregli Demir ve Celik Fabrikalari TAS	629,826	1,472,191

See notes to financial statements	Semiannual report | Emerging Markets Fund	69

	Shares	Value

Turkey (continued)

Fenerbahce Sportif Hizmetler Sanayi ve Ticaret AS (I)	2,180	$57,304

Ford Otomotiv Sanayi AS	16,940	158,962

Gentas Genel Metal Sanayi ve Ticaret AS	146,068	134,128

Global Yatirim Holding AS (I)	344,289	223,511

Goldas Kuyumculuk Sanayi Ithalat Ve Ihracat AS (I)	54,847	20,966

Goltas Goller Bolgesi Cimento Sanayi Ve Ticaret AS	400	12,949

Goodyear Lastikleri Turk AS	17,513	524,660

GSD Holding (I)	245,645	93,868

Gubre Fabrikalari Tasgubre Fabrikalari TAS (I)	3,016	20,569

Gunes Sigorta (I)	31,526	38,407

Hurriyet Gazetecilik AS (I)	206,839	116,862

Ihlas EV Aletleri AS (I)	221,809	101,402

Ihlas Holding AS (I)	1,118,670	638,323

Ipek Dogal Enerji Kaynaklari Ve Uretim AS (I)	23,316	34,122

Ipek Matbacilik Sanayi Ve Ticaret AS (I)	23,316	34,361

Is Yatirim Menkul Degerler AS	46,989	43,461

Isiklar Yatirim Holding Asisiklar Ambalaj AS (I)	170,167	86,389

Izmir Demir Celik Sanayi AS (I)	214,016	469,621

Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (I)	418,488	290,751

Kardemir Karabuk Demir Celik Sanayi Ve Ticaret AS, Class B (I)	160,550	140,903

Kardemir Karabuk Demir Celik Sanayi Ve Ticaret AS, Class D (I)	867,539	440,719

Kartonsan Karton Sanayi ve Ticaret AS	498	59,658

KOC Holdings AS	382,524	1,587,977

Konya Cimento Sanayi AS	555	89,413

Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret Anonim
Sirketi AS	278,720	658,064

Koza Altin Isletmeleri AS	8,390	166,145

Koza Anadolu Metal Madencilik Isletmeleri AS (I)	296,290	488,686

Mardin Cimento Sanayii ve Ticaret AS	24,311	88,336

Marshall Boya ve Vernik (I)	860	36,803

Menderes Tekstil Sanayi ve Ticaret AS (I)	198,717	129,240

Migros Ticaret AS (I)	9,054	84,525

Mutlu Aku ve Malzemeleri Sanayi AS	28,331	78,412

Net Holding AS (I)(L)	385,491	369,894

Net Turizm Ticaret ve Sanayi AS	231,636	98,843

Nortel Networks Netas Telekomunikasyon AS	6,266	526,960

Nuh Cimento Sanayi AS	17,501	107,381

Otokar Otomotiv Ve Savunma Sanayi AS	3,133	54,128

Park Elektrik Uretim Madencilik Sanayi Ve Ticaret AS (I)	129,175	331,171

Parsan Makina Parcalari Sanayii AS (I)	28,857	43,482

Petkim Petrokimya Holding AS (I)(L)	600,726	753,746

Pinar Entegre Et ve Un Sanayi AS	28,775	102,878

Pinar Sut Mamulleri Sanayii AS	40,679	403,547

Sanko Pazarlama Ithalat Ihracat AS (I)	20,076	46,272

Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	91,563	238,778

Sekerbank AS	578,736	333,411

Selcuk Ecza Deposu Ticaret ve Sanayi AS	255,745	252,803

Soda Sanayii AS	76,481	142,976

70	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Shares	Value

Turkey (continued)

TAT Konserve Sanayii AS (I)	5,149	$7,111

TAV Havalimanlari Holding AS (I)	78,086	400,107

Tekfen Holding AS	207,445	698,487

Tekstil Bankasi AS (I)	140,973	59,538

Tofas Turk Otomobil Fabrikasi AS	39,493	167,755

Trakya Cam Sanayi AS	287,447	453,855

Tupras Turkiye Petrol Rafinerileri AS	32,647	804,001

Turcas Petrolculuk AS	94,177	146,448

Turk Hava Yollari (I)	554,754	838,488

Turk Sise ve Cam Fabrikalari AS	511,902	1,036,294

Turk Telekomunikasyon AS	171,343	734,323

Turk Traktor ve Ziraat Makineleri AS	7,187	155,289

Turkcell Iletisim Hizmetleri AS (I)	105,000	574,728

Turkcell Iletisim Hizmetleri AS, ADR (I)	45,008	612,109

Turkiye Garanti Bankasi AS	464,847	1,760,184

Turkiye Halk Bankasi AS	101,828	696,704

Turkiye Is Bankasi	612,613	1,446,930

Turkiye Sinai Kalkinma Bankasi AS	588,662	732,350

Turkiye Vakiflar Bankasi Tao	797,411	1,403,596

Ulker Gida Sanayi ve Ticaret AS	213,853	664,885

Vestel Beyaz Esya Sanayi ve Ticaret AS	121,350	140,664

Vestel Elektronik Sanayi ve Tracaret AS (I)	159,179	201,779

Yapi Kredi Sigorta AS	4,991	43,722

Yapi ve Kredi Bankasi AS (I)	189,763	359,521

Zorlu Enerji Elektrik Uretim AS (I)	24,618	23,888

Ukraine 0.03%		596,401

Kernel Holding SA (I)	25,382	596,401

Preferred Securities 2.44%		$54,391,842

(Cost $44,568,805)

Brazil 2.39%		53,384,422

AES Tiete SA	31,052	460,197

Banco ABC Brasil SA	101,700	817,272

Banco Bradesco SA	144,300	2,621,727

Banco Cruzeiro do Sul SA	300	2,392

Banco Daycoval SA	94,300	585,926

Banco do Estado do Rio Grande do Sul SA	294,300	3,506,407

Banco Industrial e Comercial SA	129,173	552,121

Banco Panamericano SA	166,300	645,929

Banco Pine SA	55,262	410,302

Banco Sofisa SA	76,300	148,846

Bardella SA Industrias Mecanicas	916	46,673

Centrais Eletricas Brasileiras SA	10,048	152,834

Centrais Eletricas De Santa Catarina SA	1,300	30,584

Cia Energetica do Ceara	4,450	97,487

Companhia de Bebidas das Americas	153,400	6,172,625

Companhia de Bebidas das Americas, ADR (L)	114,926	4,598,189

Companhia de Ferro Ligas Da Bahia	74,676	437,032

See notes to financial statements	Semiannual report | Emerging Markets Fund	71

	Shares	Value

Brazil (continued)

Companhia de Gas de Sao Paulo, A Shares	3,900	$99,814

Companhia de Tecidos Norte de Minas SA	161,600	369,829

Companhia de Transmissao de Energia Eletrica Paulista	10,211	343,924

Companhia Energetica de Sao Paulo	48,438	1,060,855

Confab Industrial SA	431,215	1,453,915

Contax Participacoes SA	12,300	155,357

Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	36,194	779,206

Eucatex SA Industria e Comercio	24,300	105,421

Forjas Taurus SA	30,314	36,718

Gol Linhas Aereas Inteligentes SA	5,200	45,391

Inepar SA Industria e Construcoes	122,505	179,058

Itau Unibanco Holding SA	161,200	3,454,453

Klabin SA	1,179,710	5,866,777

Lojas Americanas SA	173,200	1,845,718

Marcopolo SA	120,800	607,078

Parana Banco SA	21,100	159,118

Petroleo Brasileiro SA	357,356	5,058,858

Randon Participacoes SA	46,371	293,523

Sao Paulo Alpargatas SA	88,700	808,876

Saraiva SA Livreiros Editores	500	7,032

Suzano Papel e Celulose SA	266,053	1,273,522

Telemar Norte Leste SA	56,768	1,421,803

Uniao de Industrias Petroquimicas SA (I)	1,188,410	221,454

Usinas Siderurgicas de Minas Gerais SA	560,800	3,804,525

Vale SA	106,900	2,645,654

Chile 0.04%		887,162

Embotelladora Andina SA, Class B	86,063	445,695

Sociedad Quimica y Minera de Chile SA	7,394	441,467

Malaysia 0.01%		120,258

TA Global BHD (I)	1,334,198	120,258

Warrants 0.00%		$186

(Cost $220)

Perwaja Holdings BHD (Expiration Date: 2-28-22, Strike Price: MYR 1.00) (I)	5,300	186

Rights 0.01%		$210,936

(Cost $67,435)

Banco Panamericano SA (Expiration Date: 5-7-12, Strike Price: BRL 6.05) (I)	202,491	93,154

Bomi SA (Expiration Date: 4-3-12, Strike Price: PLN 0.92) (I)	24,339	3,256

Duratex SA (Expiration Date: 3-13-12, Strike Price: BRL 130.90) (I)	48	208

Perwaja Holdings BHD (Expiration Date: 3-12-12, Strike Price: MYR 1.00) (I)	5,300	9

Sinopec Kantons Holdings, Ltd. (Expiration Date: 3-16-12,
Strike Price: HKD 3.37) (I)	620,000	114,309

72	Emerging Markets Fund | Semiannual report	See notes to financial statements

	Yield	Shares	Value

Securities Lending Collateral 6.92%			$154,051,777

(Cost $153,967,236)

John Hancock Collateral Investment Trust,
0.3743% (W)	0.3743% (Y)	15,390,557	154,051,777

	Yield	Shares	Value

Short-Term Investments 0.24%			$5,358,283

(Cost $5,358,283)

Money Market Funds 0.24%			5,358,283

State Street Institutional Liquid
Reserves Fund	0.2154% (Y)	5,358,283	5,358,283

Total investments (Cost $2,050,578,707)† 106.95%		$2,382,606,748

Other assets and liabilities, net (6.95%)			($154,812,394)

Total net assets 100.00%		$2,227,794,354

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR	American Depositary Receipts
DVR	Differential Voting Rights
GDR	Global Depositary Receipts

Currency abbreviations:
BRL	Brazilian Real
HKD	Hong Kong Dollar
MYR	Malaysian Ringgit
PLN	Polish Zloty

(I) Non-income producing security.

(L) A portion of this security is on loan as of 2-29-12.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such a security may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W)Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 2-29-12.

† At 2-29-12, the aggregate cost of investment securities for federal income tax purposes was $2,057,794,246. Net unrealized appreciation aggregated $324,812,502, of which $466,324,460 related to appreciated investment securities and $141,511,958 related to depreciated investment securities.

The Fund had the following sector composition as a percentage of net assets on 2-29-12:

Financials	24.3%
Materials	15.1%
Energy	12.1%
Industrials	10.7%
Consumer Discretionary	10.3%
Information Technology	10.2%
Consumer Staples	9.0%
Telecommunication Services	4.3%
Utilities	2.4%
Health Care	1.4%
Short-Term Investments & Other	0.2%

See notes to financial statements	Semiannual report | Emerging Markets Fund	73

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-29-12 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $1,896,611,470)
including $148,469,236 of securities loaned)	$2,228,554,971
Investments in affiliated issuers, at value (Cost $153,967,237)	154,051,777

Total investments, at value (Cost $2,050,578,707)	2,382,606,748

Foreign currency, at value (Cost $2,688,692)	2,691,811
Receivable for investments sold	6,504,221
Receivable for fund shares sold	406,044
Dividends and interest receivable	4,077,349
Receivable for securities lending income	112,237
Other receivables and prepaid expenses	50,725

Total assets	2,396,449,135

Liabilities

Foreign capital gains tax payable	150,031
Payable for investments purchased	8,625,033
Payable for fund shares repurchased	5,265,547
Payable upon return of securities loaned	154,010,867
Payable to affiliates
Accounting and legal services fees	26,294
Transfer agent fees	12,425
Trustees’ fees	680
Management fees	94
Other liabilities and accrued expenses	563,810

Total liabilities	168,654,781

Net assets

Paid-in capital	$1,997,866,925
Accumulated distributions in excess of net investment income	(5,612,331)
Accumulated net realized loss on investments, futures contracts and
foreign currency transactions	(96,587,727)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	332,127,487

Net assets	$2,227,794,354

74	Emerging Markets Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($7,633,326 ÷ 712,332 shares)	$10.72
Class I ($135,602,268 ÷ 12,665,770 shares)	$10.71
Class R6 ($100,193 ÷ 9,363 shares)	$10.70
Class NAV ($2,084,458,567 ÷ 194,667,315 shares)	$10.71

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[1]	$11.28

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Emerging Markets Fund	75

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 2-29-12
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$16,476,938
Securities lending	543,127
Interest	10,422
Less foreign taxes withheld	(2,174,936)

Total investment income	14,855,551

Expenses

Investment management fees	10,084,148
Distribution and service fees	7,685
Accounting and legal services fees	165,150
Transfer agent fees	115,966
Trustees’ fees	10,303
State registration fees	45,598
Printing and postage	14,652
Professional fees	48,168
Custodian fees	1,050,179
Registration and filing fees	31,613
Other	17,999

Total expenses before reductions and amounts recaptured	11,591,461
Net expense reductions and amounts recaptured	(59,271)

Net expenses	11,532,190

Net investment income	3,323,361

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(96,301,570)[1]
Investments in affiliated issuers	(697)
Capital gain distributions received from affiliated underlying funds	6,687
Futures contracts	1,661,868
Foreign currency transactions	(203,110)

(94,836,822)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	111,564,311
Investments in affiliated issuers	68,535
Translation of assets and liabilities in foreign currencies	88,320

111,721,166

Net realized and unrealized gain	16,884,344

Increase in net assets from operations	$20,207,705

1 Net of India foreign taxes of ($166,379).

76	Emerging Markets Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	2-29-12	ended
	(Unaudited)	8-31-11

Increase (decrease) in net assets

From operations
Net investment income	$3,323,361	$27,094,536
Net realized gain (loss)	(94,836,822)	22,408,460
Change in net unrealized appreciation (depreciation)	111,721,166	(2,993,994)

Increase in net assets resulting from operations	20,207,705	46,509,002

Distributions to shareholders
From net investment income
Class A	(33,580)	—
Class I	(1,647,362)	—
Class R6	(1,145)	—
Class NAV	(25,137,707)	(14,994,978)
From net realized gain
Class A	(5,904)	—
Class I	(164,181)	—
Class R6	(100)	—
Class NAV	(2,189,373)	(130,193,801)

Total distributions	(29,179,352)	(145,188,779)

From Fund share transactions	(116,687,174)	862,237,003

Total increase (decrease)	(125,658,821)	763,557,226

Net assets

Beginning of period	2,353,453,175	1,589,895,949

End of period	$2,227,794,354	$2,353,453,175

Undistributed (Accumulated distributions in excess of)
net investment income	($5,612,331)	$17,884,102

See notes to financial statements	Semiannual report | Emerging Markets Fund	77

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	2-29-12[1]	8-31-11[2]

Per share operating performance

Net asset value, beginning of period	$10.65	$12.23
Net investment income (loss)[3]	(0.02)	0.10
Net realized and unrealized gain (loss) on investments	0.16	(1.68)
Total from investment operations	0.14	(1.58)
Less distributions
From net investment income	(0.06)	—
From net realized gain	(0.01)	—
Total distributions	(0.07)	—
Net asset value, end of period	$10.72	$10.65
Total return (%)[4,5]	1.44[6]	(12.92)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$8	$4
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	2.36[7]	2.26[7]
Expenses including reductions and amounts recaptured	1.75[7]	1.75[7]
Net investment income (loss)	(0.42)[7]	2.29[7]
Portfolio turnover (%)	17	11[8]

1 Semiannual period from 9-1-11 to 2-29-12. Unaudited.
2 The inception date for Class A shares is 3-31-11.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.
8 Portfolio turnover is shown for the period from 9-1-10 to 8-31-11.

78	Emerging Markets Fund | Semiannual report	See notes to financial statements

CLASS I SHARES Period ended	2-29-12[1]	8-31-11[2]

Per share operating performance

Net asset value, beginning of period	$10.67	$12.23
Net investment income[3]	0.01	0.13
Net realized and unrealized gain (loss) on investments	0.15	(1.69)
Total from investment operations	0.16	(1.56)
Less distributions
From net investment income	(0.11)	—
From net realized gain	(0.01)	—
Total distributions	(0.12)	—
Net asset value, end of period	$10.71	$10.67
Total return (%)[4]	1.67[5]	(12.76)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$136	$250
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.22[6]	1.26[6]
Expenses including reductions and amounts recaptured	1.22[6]	1.26[6]
Net investment income	0.23[6]	2.99[6]
Portfolio turnover (%)	17	11[7]

1 Semiannual period from 9-1-11 to 2-29-12. Unaudited.
2 The inception date for Class I shares is 3-31-11.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 Portfolio turnover is shown for the period from 9-1-10 to 8-31-11.

CLASS R6 SHARES Period ended	2-29-12[1,2]

Per share operating performance

Net asset value, beginning of period	$10.68
Net investment income[3]	0.01
Net realized and unrealized gain on investments	0.14
Total from investment operations	0.15
Less distributions
From net investment income	(0.12)
From net realized gain	(0.01)
Total distributions	(0.13)
Net asset value, end of period	$10.70
Total return (%)[4]	1.65[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	18.83[7]
Expenses including reductions and amounts recaptured	1.22[7]
Net investment income	0.19[7]
Portfolio turnover (%)	17

1 The inception date for Class R6 shares is 9-1-11.
2 Semiannual period from 9-1-11 to 2-29-12. Unaudited.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the period shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.

See notes to financial statements	Semiannual report | Emerging Markets Fund	79

CLASS NAV SHARES Period ended	2-29-12[1]	8-31-11	8-31-10	8-31-09	8-31-08	8-31-07[2]

Per share operating performance

Net asset value, beginning of period	$10.68	$10.82	$9.09	$9.47	$11.02	$10.00
Net investment income[3]	0.02	0.15	0.08	0.10	0.24	0.08
Net realized and unrealized gain (loss)
on investments	0.14	0.61	1.77	(0.19)	(1.59)	0.94
Total from investment operations	0.16	0.76	1.85	(0.09)	(1.35)	1.02
Less distributions
From net investment income	(0.12)	(0.09)	(0.08)	(0.16)	(0.10)	—
From net realized gain	(0.01)	(0.81)	(0.04)	(0.13)	(0.10)	—
Total distributions	(0.13)	(0.90)	(0.12)	(0.29)	(0.20)	—
Net asset value, end of period	$10.71	$10.68	$10.82	$9.09	$9.47	$11.02
Total return (%)[4]	1.74[5]	6.13	20.43	1.07	(12.61)	10.20[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$2,084	$2,099	$1,590	$1,037	$577	$482
Ratios (as a percentage of average net assets):
Expenses before reductions and
amounts recaptured	1.07[6]	1.07	1.08	1.07	1.08	1.10[6]
Expenses including reductions and
amounts recaptured	1.07[6]	1.07	1.08	1.07	1.08	1.10[6]
Net investment income	0.32[6]	1.25	0.81	1.39	2.11	2.14[6]
Portfolio turnover (%)	17	11	29	32	13	2

1 Semiannual period from 9-1-11 to 2-29-12. Unaudited.
2 The inception date for Class NAV shares is 5-1-07.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.

80	Emerging Markets Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1— Organization

The John Hancock Emerging Markets Fund (the Fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are sold to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, printing and postage and state registration fees for each class may differ. Certain Class I shares may be exchanged for Class R6 shares within one year after the commencement of operations of Class R6 shares.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Semiannual report | Emerging Markets Fund	81

The following is a summary of the values by input classification of the Fund’s investments as of February 29, 2012, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 2-29-12	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Brazil	$278,410,245	$278,410,245	—	—
Chile	40,776,373	40,776,373	—	—
China	216,615,401	35,279,117	$180,862,354	$473,930
Colombia	3,881,270	3,881,270	—	—
Czech Republic	8,537,534	—	8,537,534	—
Egypt	836,526	836,526	—	—
Hong Kong	113,418,628	26,121,185	86,627,812	669,631
Hungary	8,009,770	—	8,009,770	—
India	193,856,706	38,044,428	155,812,278	—
Indonesia	80,718,953	1,766,997	78,403,360	548,596
Israel	154,134	—	154,134	—
Luxembourg	1,111,609	—	1,111,609	—
Malaysia	87,598,222	—	87,574,647	23,575
Mexico	109,941,106	109,941,106	—	—
Netherlands	754,106	724,115	29,991	—
Peru	1,389,866	1,389,866	—	—
Philippines	25,361,972	—	25,361,972	—
Poland	35,977,375	—	35,977,375	—
Russia	78,725,489	8,912,760	69,812,729	—
South Africa	189,450,289	38,646,263	150,804,026	—
South Korea	332,262,722	31,522,322	300,734,999	5,401
Taiwan	268,202,652	9,364,269	258,835,260	3,123
Thailand	54,234,398	—	54,234,398	—
Turkey	37,771,977	612,109	37,159,868	—
Ukraine	596,401	—	596,401	—
Preferred Securities
Brazil	53,384,422	53,384,422	—	—
Chile	887,162	887,162	—	—
Malaysia	120,258	—	120,258	—
Warrants	186	186	—	—
Rights	210,936	93,371	117,565	—
Securities Lending
Collateral	154,051,777	154,051,777	—	—
Short-Term Investments
Money Market Funds	5,358,283	5,358,283	—	—

Total investments
in Securities	$2,382,606,748	$840,004,152	$1,540,878,340	$1,724,256

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the six months ended February 29, 2012, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities, including exchange-traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including

82	Emerging Markets Fund | Semiannual report

John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The Fund may lend its securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The Fund may be subject to capital gains and repatriation taxes as imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital

Semiannual report | Emerging Markets Fund	83

gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $200 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the six months ended February 29, 2012, the Fund had no borrowings under the lines of credit.

Expenses. Expenses that are directly attributable to an individual fund are allocated to the Fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, wash sale loss deferrals and investments in passive foreign investment companies.

84	Emerging Markets Fund | Semiannual report

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 may result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Management is currently evaluating the impact, if any, on the Fund’s financial statement disclosures.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objective. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, the Fund is exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended February 29, 2012, the Fund used futures contracts as a substitute for securities purchased and to maintain liquidity of the portfolio. There were no open futures contracts as of February 29, 2012.

Semiannual report | Emerging Markets Fund	85

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 29, 2012:

RISK	STATEMENT OF OPERATIONS LOCATION	FUTURES

Equity contracts	Net realized gain	$1,661,868

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser), serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 1.00% of the first $100,000,000 of the Fund’s aggregate daily net assets and (b) 0.95% of the Fund’s aggregate net assets in excess of $100,000,000. The Adviser has a subadvisory agreement with Dimensional Fund Advisors LP. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has contractually agreed to waive a portion of its management fee for certain Funds (the Participating Portfolios) of the Trust and John Hancock Variable Insurance Trust. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $75 billion but is less than $100 billion; and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that equals or exceeds $100 billion. The amount of the reimbursement is calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Fund. This arrangement may be amended or terminated at any time by the Adviser upon notice to the Funds. Accordingly, the expense reduction related to this agreement was $35,611 for the six months ended February 29, 2012.

The Adviser has voluntarily agreed to waive a portion of its management fee if certain expenses of the Fund exceed 0.25% of aggregate net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, advisory fees, Rule 12b-1 fees, service fees, transfer agent fees, blue sky fees and printing and postage fees. This expense reduction will continue in effect until terminated at any time by the Adviser on notice to the Fund.

The Adviser has agreed to contractually limit fund expenses for Class A, Class I and Class R6 shares, to the extent that the expenses for each class exceed 1.75%, 1.29% and 1.22%, respectively, of the aggregate daily net assets attributable to the classes. This expense limitation excludes certain expenses such as taxes, brokerage commissions, interest, acquired fund fees, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary

86	Emerging Markets Fund | Semiannual report

course of the Fund’s business and short dividend expense. Accordingly, these expense reductions amounted to $15,775 and $7,885 for Class A and Class R6 shares, respectively, for the six months ended February 29, 2012. These expense reimbursements shall continue in effect until December 31, 2012 unless renewed by mutual agreement of the Fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.

Expense recapture. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred to the extent that the Fund is below its expense limitation during this period. The table below outlines the amounts recovered during the six months ended February 29, 2012, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

AMOUNTS ELIGIBLE	AMOUNTS ELIGIBLE	AMOUNTS ELIGIBLE	AMOUNTS ELIGIBLE	AMOUNT RECOVERED
FOR RECOVERY	FOR RECOVERY	FOR RECOVERY	FOR RECOVERY	DURING THE PERIOD
THROUGH 8-1-12	THROUGH 8-1-13	THROUGH 8-1-14	THROUGH 2-1-15	ENDED 2-29-12

—	—	$1,158	$25,413	$1,753

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the six months ended February 29, 2012 were equivalent to a net annual effective rate of 0.95% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 29, 2012 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE

Class A	0.30%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $18,406 for the six months ended February 29, 2012. Of this amount, $3,264 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $14,930 was paid as sales commissions to broker-dealers and $212 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in

Semiannual report | Emerging Markets Fund	87

one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 29, 2012 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$7,685	$5,577	$19,228	$485
Class I	—	110,372	18,577	14,024
Class R6	—	17	7,793	143

Total	$7,685	$115,966	$45,598	$14,652

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Fund based on its average daily net assets.

Note 6 — Fund share transactions

Transactions in Fund shares for the six months ended February 29, 2012 and for the year ended August 31, 2011, were as follows:

	Six months ended 2-29-12			Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	476,876	$4,666,765	381,194	$4,317,385
Distributions reinvested	4,183	38,189	—	—
Repurchased	(128,110)	(1,236,877)	(21,811)	(239,612)

Net increase	352,949	$3,468,077	359,383	$4,077,773

Class I shares

Sold	5,996,891	$57,853,585	23,673,604	$267,141,897
Distributions reinvested	5,941	54,125	—	—
Repurchased	(16,815,869)	(159,975,413)	(194,797)	(2,068,536)

Net increase (decrease)	(10,813,037)	($102,067,703)	23,478,807	$265,073,361

Class R6 shares[1]

Sold	9,363	$100,000	—	—

Net increase	9,363	$100,000	—	—

Class NAV shares

Sold	10,320,135	$96,103,751	42,899,270	$514,303,722
Distributions reinvested	2,999,680	27,327,080	12,149,689	145,188,780
Repurchased	(15,196,902)	(141,618,379)	(5,398,370)	(66,406,633)

Net increase (decrease)	(1,877,087)	($18,187,548)	49,650,589	$593,085,869

Net increase (decrease)	(12,327,812)	($116,687,174)	73,488,779	$862,237,003

1 Period from 9-1-11 (inception date) to 2-29-12.

Affiliates of the Fund owned 100% of shares of beneficial interest of Class R6 and Class NAV on February 29, 2012.

88	Emerging Markets Fund | Semiannual report

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $361,416,149 and $441,569,274, respectively, for the six months ended February 29, 2012.

Note 8 — Investment by affiliated funds

Certain investors in the Fund are affiliated funds and are managed by the Adviser and its affiliates. The affiliated funds do not invest in the Fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the Fund’s net assets. For the six months ended February 29, 2012, the following funds had an affiliate ownership concentration of 5% or more of the Fund’s net assets:

FUND	AFFILIATE CONCENTRATION

John Hancock Lifestyle Balanced Portfolio	20.3%
John Hancock Lifestyle Growth Portfolio	33.8%
John Hancock Lifestyle Aggressive Portfolio	15.4%

Semiannual report | Emerging Markets Fund	89

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Investment Management
James R. Boyle†	Services, LLC
Charles L. Bardelis*
Peter S. Burgess*	Subadviser
Grace K. Fey	Dimensional Fund Advisors LP
Theron S. Hoffman
Hassell H. McClellan	Principal distributor
Steven M. Roberts*	John Hancock Funds, LLC

Officers	Custodian
Hugh McHaffie	State Street Bank and Trust Company
President
Transfer agent
Thomas M. Kinzler	John Hancock Signature Services, Inc.
Secretary and Chief Legal Officer
Legal counsel
Francis V. Knox, Jr.	K&L Gates LLP
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

90	Emerging Markets Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Emerging Markets Fund.	368SA 2/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	4/12

John Hancock

MUTUAL FUNDS

John Hancock

U.S. Equity Fund

(formerly U.S. Multi Sector Fund)

Semiannual Report

2.29.12

A look at performance

Total returns for the period ended February 29, 2012

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since					Since
	1-year	5-year	10-year	inception[1]	6-months	1-year	5-year	10-year	inception[1]

Class A2	4.31	0.31	—	1.89	5.81	4.31	1.55	—	12.62

Class I2,3	10.32	1.80	—	3.18	11.74	10.32	9.32	—	21.98

Class NAV [3]	10.42	1.92	—	3.30	11.77	10.42	9.97	—	22.90

Performance figures assume all distributions are reinvested and reflect maximum sales charges on Class A shares of 5%. Sales charges are not applicable for Class I and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 12-31-12 for Class I shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For all other classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class I	Class NAV
Net (%)	1.35	0.89	0.79
Gross (%)	1.35	0.93	0.79

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

6	U.S. Equity Fund | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class A	10-29-05	$11,859	$11,262	$13,241

Class I [3]	10-29-05	12,198	12,198	13,241

Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

It is not possible to invest directly in an index. Index figures do not reflect expenses, which would have resulted in lower values if they did.

1 From 10-29-05.

2 The inception date for Class A and Class I shares is 10-31-11. The returns prior to this date are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A and Class I shares.

3 For certain types of investors, as described in the Fund’s prospectuses.

Semiannual report | U.S. Equity Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on October 31, 2011 with the same investment held until February 29, 2012.

	Account value	Ending value	Expenses paid during
	on 10-31-11	on 2-29-12	period ended 2-29-12[1]

Class A	$1,000.00	$1,062.10	$4.64

Class I	1,000.00	1,064.60	3.06

For the class noted below, the example assumes an account value of $1,000 on September 1, 2011, with the same investment held until February, 29, 2012.

	Account value	Ending value	Expenses paid during
	on 9-1-11	on 2-29-12	period ended 2-29-12[2]

Class NAV	$1,000.00	$1,117.70	$4.16

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	U.S. Equity Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2011, with the same investment held until February 29, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 9-1-11	on 2-29-12	period ended 2-29-12[3]

Class A	$1,000.00	$1,018.20	$6.77

Class I	1,000.00	1,020.40	4.47

Class NAV	1,000.00	1,020.90	3.97

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.35% and 0.89% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 122/366 (to reflect the period).

2 Expenses are equal to the Fund’s annualized expense ratio of 0.79% for Class NAV shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

3 Expenses are equal to the Fund’s annualized expense ratio (defined above) multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual report | U.S. Equity Fund	9

Portfolio summary

Top 10 Holdings (39.2% of Net Assets on 1-31-12)[1,2]

Microsoft Corp.	5.1%	Johnson & Johnson	3.8%

Google, Inc., Class A	4.4%	The Procter & Gamble Company	3.6%

International Business Machines Corp.	4.3%	Oracle Corp.	3.4%

Pfizer, Inc.	4.2%	Merck & Company, Inc.	3.4%

Wal-Mart Stores, Inc.	3.9%	Philip Morris International, Inc.	3.1%

Sector Composition[1,3]

Health Care	29.0%	Energy	1.7%

Information Technology	28.0%	Telecommunication Services	0.8%

Consumer Staples	23.4%	Materials	0.6%

Consumer Discretionary	7.8%	Utilities	0.5%

Industrials	3.7%	Short-Term Investments & Other	2.6%

Financials	1.9%

1 As a percentage of net assets on 2-29-12.

2 Cash and cash equivalents not included.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	U.S. Equity Fund | Semiannual report

Fund’s investments

As of 2-29-12 (unaudited)

	Shares	Value

Common Stocks 96.99%	$1,575,734,364

(Cost $1,271,967,101)

Consumer Discretionary 7.78%		126,411,303

Auto Components 0.02%

Visteon Corp. (I)	5,100	273,972

Automobiles 0.19%

General Motors Company (I)	117,289	3,051,860

Distributors 0.18%

Genuine Parts Company (L)	43,300	2,714,044

LKQ Corp. (I)	4,600	146,556

Diversified Consumer Services 0.28%

Apollo Group, Inc., Class A (I)	62,900	2,682,056

Bridgepoint Education, Inc. (I)(L)	6,900	168,084

Career Education Corp. (I)	14,500	124,990

DeVry, Inc.	4,600	163,438

Education Management Corp. (I)	4,500	81,315

H&R Block, Inc.	41,300	673,190

ITT Educational Services, Inc. (I)(L)	1,720	118,061

Weight Watchers International, Inc. (L)	7,400	577,052

Hotels, Restaurants & Leisure 2.45%

Buffalo Wild Wings, Inc. (I)(L)	1,800	155,682

Chipotle Mexican Grill, Inc. (I)(L)	350	136,577

Domino’s Pizza, Inc. (I)	4,400	169,224

Einstein Noah Restaurant Group, Inc.	8,800	123,464

McDonald’s Corp.	367,000	36,435,760

Multimedia Games Holding Company, Inc. (I)(L)	20,500	209,715

Panera Bread Company, Class A (I)	6,420	992,404

Ruth’s Hospitality Group, Inc. (I)(L)	21,900	136,437

Starbucks Corp.	22,200	1,078,032

Wynn Resorts, Ltd.	3,740	443,340

Household Durables 0.07%

Garmin, Ltd. (L)	8,200	386,958

Mohawk Industries, Inc. (I)	4,000	254,040

NVR, Inc. (I)	216	149,472

Tempur-Pedic International, Inc. (I)	2,000	158,000

Tupperware Brands Corp.	1,700	106,573

See notes to financial statements	Semiannual report | U.S. Equity Fund	11

	Shares	Value

Internet & Catalog Retail 0.16%

Amazon.com, Inc. (I)	8,220	$1,477,052

Expedia, Inc. (L)	11,450	389,873

Liberty Media Corp. — Interactive, Series A (I)	39,100	733,516

Leisure Equipment & Products 0.02%

Johnson Outdoors, Inc. (I)	14,104	231,870

Mattel, Inc.	4,900	158,956

Media 0.42%

Arbitron, Inc.	6,800	227,392

CBS Corp., Class B	25,700	768,430

Charter Communications, Inc., Class A (I)	12,100	767,261

DIRECTV, Class A (I)	10,500	486,360

DISH Network Corp.	30,400	886,768

Gannett Company, Inc.	25,100	372,484

Lamar Advertising Company, Class A (I)	10,800	353,160

News Corp., Class A	34,100	677,567

The McGraw-Hill Companies, Inc.	12,400	577,096

The Washington Post Company, Class B (L)	635	250,127

Time Warner, Inc.	20,200	751,642

Viacom, Inc., Class B	15,900	757,158

Multiline Retail 0.75%

Big Lots, Inc. (I)	3,300	144,705

Dillard’s, Inc., Class A (L)	2,300	140,622

Dollar General Corp. (I)	3,600	151,416

Dollar Tree, Inc. (I)	43,950	3,890,015

Family Dollar Stores, Inc.	33,200	1,792,468

J.C. Penney Company, Inc. (L)	9,600	380,160

Macy’s, Inc.	10,900	413,873

Sears Holdings Corp. (I)(L)	24,600	1,713,636

Target Corp.	61,800	3,503,442

Specialty Retail 1.49%

Aaron’s, Inc.	4,100	114,554

Advance Auto Parts, Inc.	19,600	1,673,252

Aeropostale, Inc. (I)	10,200	183,294

AutoNation, Inc. (I)(L)	17,600	599,808

AutoZone, Inc. (I)	1,260	471,845

Best Buy Company, Inc. (L)	46,100	1,138,670

Big 5 Sporting Goods Corp.	14,000	109,060

Build-A-Bear Workshop, Inc. (I)	20,600	112,270

Destination Maternity Corp.	7,100	127,658

GameStop Corp., Class A (L)	20,400	464,712

Genesco, Inc. (I)	2,500	170,350

Jos A. Bank Clothiers, Inc. (I)	2,300	118,427

Lowe’s Companies, Inc.	58,600	1,663,068

O’Reilly Automotive, Inc. (I)	5,600	484,400

Orchard Supply Hardware Stores Corp. (I)(L)	839	22,603

Penske Automotive Group, Inc. (L)	7,100	170,968

Ross Stores, Inc.	89,600	4,778,368

12	U.S. Equity Fund | Semiannual report	See notes to financial statements

	Shares	Value

Specialty Retail (continued)

Sally Beauty Holdings, Inc. (I)	7,300	$173,740

The Gap, Inc. (L)	24,900	581,664

TJX Companies, Inc.	294,200	10,770,662

Tractor Supply Company	1,900	162,393

Ulta Salon Cosmetics & Fragrance, Inc. (I)	1,700	141,508

Textiles, Apparel & Luxury Goods 1.75%

Carter’s, Inc. (I)	3,700	179,709

Coach, Inc.	77,800	5,822,552

Deckers Outdoor Corp. (I)	1,550	115,878

Fossil, Inc. (I)	11,840	1,444,243

NIKE, Inc., Class B	159,610	17,225,111

Steven Madden, Ltd. (I)	3,750	161,925

VF Corp. (L)	24,110	3,521,266

Consumer Staples 23.45%		381,019,957

Beverages 5.67%

Brown Forman Corp., Class B	44,000	3,592,600

Coca-Cola Enterprises, Inc.	5,000	144,500

Dr. Pepper Snapple Group, Inc.	8,300	315,815

Monster Beverage Corp. (I)	75,280	4,305,263

PepsiCo, Inc.	530,470	33,387,782

The Coca-Cola Company	720,800	50,355,088

Food & Staples Retailing 5.42%

Costco Wholesale Corp.	40,200	3,459,612

CVS Caremark Corp.	101,500	4,577,650

Pricesmart, Inc.	2,300	148,649

Safeway, Inc. (L)	27,700	594,165

SUPERVALU, Inc. (L)	36,190	236,321

Sysco Corp. (L)	187,000	5,501,540

The Kroger Company	74,600	1,774,734

Wal-Mart Stores, Inc. (L)	1,066,233	62,993,046

Walgreen Company	250,300	8,299,948

Whole Foods Market, Inc.	6,700	540,958

Food Products 2.09%

Campbell Soup Company (L)	62,200	2,072,504

ConAgra Foods, Inc.	28,100	737,625

Dean Foods Company (I)	14,000	171,640

Farmer Brothers Company (I)	20,000	221,400

Flowers Foods, Inc. (L)	44,900	859,386

General Mills, Inc.	206,500	7,911,015

Green Mountain Coffee Roasters, Inc. (I)(L)	8,350	542,500

H.J. Heinz Company (L)	52,100	2,746,191

Hormel Foods Corp. (L)	81,800	2,328,846

Kellogg Company	85,100	4,454,985

Kraft Foods, Inc., Class A	86,400	3,289,248

McCormick & Company, Inc.	40,900	2,063,405

Post Holdings Inc. (I)	2,750	85,635

Ralcorp Holdings, Inc. (I)	5,500	410,300

See notes to financial statements	Semiannual report | U.S. Equity Fund	13

	Shares	Value

Food Products (continued)

Smithfield Foods, Inc. (I)	6,000	$140,580

The Hershey Company	76,200	4,625,340

The J.M. Smucker Company	14,700	1,107,204

Tyson Foods, Inc., Class A	7,200	136,152

Household Products 5.43%

Church & Dwight Company, Inc.	54,000	2,577,960

Clorox Company	42,700	2,886,947

Colgate-Palmolive Company	179,700	16,744,446

Kimberly-Clark Corp.	106,400	7,754,432

Spectrum Brands Holdings, Inc. (I)	8,600	244,412

The Procter & Gamble Company	858,900	57,992,928

Personal Products 0.77%

Avon Products, Inc.	58,600	1,095,234

Herbalife, Ltd.	43,900	2,906,619

Nu Skin Enterprises, Inc., Class A	14,700	849,072

The Estee Lauder Companies, Inc., Class A	130,640	7,647,666

Tobacco 4.07%

Altria Group, Inc.	32,400	975,240

Lorillard, Inc.	55,080	7,219,886

Philip Morris International, Inc.	608,549	50,826,012

Reynolds American, Inc.	168,200	7,052,626

Universal Corp. (L)	2,500	114,850

Energy 1.76%		28,521,695

Energy Equipment & Services 0.09%

Baker Hughes, Inc.	6,900	346,932

Gulfmark Offshore, Inc., Class A (I)	4,000	200,960

Halliburton Company	20,800	761,072

Patterson-UTI Energy, Inc.	9,400	182,548

Oil, Gas & Consumable Fuels 1.67%

Apache Corp.	12,658	1,366,178

Cabot Oil & Gas Corp.	12,200	425,536

Chevron Corp.	114,684	12,514,318

ConocoPhillips	57,300	4,386,315

El Paso Corp.	19,900	553,419

Energy Partners, Ltd. (I)	8,800	149,952

EQT Corp.	3,000	159,060

EXCO Resources, Inc. (L)	12,400	88,412

Exxon Mobil Corp.	27,600	2,387,400

Golar LNG, Ltd. (L)	3,100	131,657

HollyFrontier Corp.	6,200	202,306

Marathon Oil Corp.	29,500	999,755

Marathon Petroleum Corp.	8,400	349,020

Occidental Petroleum Corp.	10,129	1,057,164

Range Resources Corp.	7,500	477,600

SemGroup Corp., Class A (I)	7,300	207,101

Southern Union Company	3,500	153,790

Sunoco, Inc.	2,600	100,438

14	U.S. Equity Fund | Semiannual report	See notes to financial statements

	Shares	Value

Oil, Gas & Consumable Fuels (continued)

The Williams Companies, Inc.	18,800	$561,744

Valero Energy Corp.	26,400	646,536

World Fuel Services Corp.	2,700	112,482

Financials 1.47%		23,804,266

Capital Markets 0.02%

GAMCO Investors, Inc., Class A	2,400	110,664

Janus Capital Group, Inc.	17,100	150,822

Safeguard Scientifics, Inc. (I)	7,500	126,825

Commercial Banks 0.14%

Bancorp, Inc. (I)	13,400	111,488

CapitalSource, Inc.	22,100	149,175

Central Pacific Financial Corp. (I)	8,700	120,408

CIT Group, Inc. (I)	15,000	610,650

First Connecticut Bancorp, Inc.	11,600	149,640

Heritage Commerce Corp. (I)	30,200	158,550

OmniAmerican Bancorp, Inc. (I)	8,300	148,487

PNC Financial Services Group, Inc.	10,500	624,960

State Bank Financial Corp. (I)	7,200	116,928

West Coast Bancorp (I)	6,300	108,045

Consumer Finance 0.24%

Advance America Cash Advance Centers, Inc.	30,800	319,396

American Express Company	29,600	1,565,544

Capital One Financial Corp.	13,300	672,980

Cash America International, Inc. (L)	2,500	115,950

Credit Acceptance Corp. (I)	2,000	192,520

EZCORP, Inc., Class A (I)	4,700	148,050

First Cash Financial Services, Inc. (I)	3,400	143,684

SLM Corp.	42,300	666,648

Diversified Financial Services 0.21%

Bank of America Corp.	202,277	1,612,148

JPMorgan Chase & Company	34,700	1,361,628

Leucadia National Corp.	5,100	145,299

Marlin Business Services Corp.	9,000	141,300

Moody’s Corp. (L)	4,000	154,440

Insurance 0.66%

Allied World Assurance Company Holdings, Ltd.	2,300	151,731

American Financial Group, Inc.	3,100	116,095

American International Group, Inc. (I)	17,800	520,116

AON Corp.	15,700	734,917

Aspen Insurance Holdings, Ltd.	4,200	111,426

Assurant, Inc.	17,100	726,237

Axis Capital Holdings, Ltd.	6,400	197,440

Chubb Corp.	8,900	604,844

CNO Financial Group, Inc. (I)	26,800	198,856

Employers Holdings, Inc.	13,700	236,873

Endurance Specialty Holdings, Ltd.	2,800	107,688

Fidelity National Financial, Inc., Class A	9,200	158,792

See notes to financial statements	Semiannual report | U.S. Equity Fund	15

	Shares	Value

Insurance (continued)

Genworth Financial, Inc., Class A (I)	64,300	$584,487

Hartford Financial Services Group, Inc.	24,200	501,182

Hilltop Holdings, Inc. (I)	21,700	178,808

Kemper Corp.	3,800	108,756

Lincoln National Corp.	7,000	173,880

MBIA, Inc. (I)(L)	14,100	151,998

Old Republic International Corp.	15,200	165,072

Presidential Life Corp.	9,900	107,118

Primerica, Inc.	6,300	157,626

ProAssurance Corp.	1,900	166,744

Prudential Financial, Inc.	16,000	978,560

RenaissanceRe Holdings, Ltd.	1,800	129,528

Safety Insurance Group, Inc.	3,500	149,380

Symetra Financial Corp.	20,700	205,758

The Travelers Companies, Inc.	46,300	2,684,011

Transatlantic Holdings, Inc.	4,300	260,580

Validus Holdings, Ltd.	3,300	100,617

Real Estate Investment Trusts 0.12%

Annaly Capital Management, Inc. (L)	35,300	586,686

Digital Realty Trust, Inc. (L)	2,200	159,500

Getty Realty Corp. (L)	7,200	122,400

Gyrodyne Company of America, Inc. (I)	1,420	148,362

iStar Financial, Inc. (I)(L)	26,500	186,825

Omega Healthcare Investors, Inc. (L)	8,300	169,071

One Liberty Properties, Inc.	6,200	108,376

Pennymac Mortgage Investment Trust	9,500	171,000

Winthrop Realty Trust	19,400	220,966

Real Estate Management & Development 0.03%

Forest City Enterprises, Inc., Class A (I)	15,700	229,534

Tejon Ranch Company (I)(L)	4,300	125,646

The St. Joe Company (I)(L)	13,000	209,430

Thrifts & Mortgage Finance 0.05%

Capitol Federal Financial, Inc.	9,200	107,548

Fox Chase Bancorp, Inc.	10,000	125,100

Franklin Financial Corp./VA (I)	8,800	118,712

Hudson City Bancorp, Inc.	19,600	134,260

Ocwen Financial Corp. (I)	10,200	164,322

Oritani Financial Corp.	9,300	121,179

Health Care 28.96%		470,457,226

Biotechnology 2.69%

Amgen, Inc.	314,700	21,383,865

AVEO Pharmaceuticals, Inc. (I)	18,500	241,240

Biogen Idec, Inc. (I)	65,810	7,664,891

Celgene Corp. (I)	14,900	1,092,543

Cepheid, Inc. (I)(L)	3,300	133,287

Cubist Pharmaceuticals, Inc. (I)	3,000	128,580

Enzon Pharmaceuticals, Inc. (I)(L)	22,300	157,661

16	U.S. Equity Fund | Semiannual report	See notes to financial statements

	Shares	Value

Biotechnology (continued)

Gilead Sciences, Inc. (I)	252,400	$11,484,200

Idenix Pharmaceuticals, Inc. (I)	17,900	210,683

PDL BioPharma, Inc. (L)	48,800	311,344

Regeneron Pharmaceuticals, Inc. (I)	4,200	440,118

Theravance, Inc. (I)(L)	13,400	250,580

Vertex Pharmaceuticals, Inc. (I)	3,200	124,544

Health Care Equipment & Supplies 4.49%

Alere, Inc. (I)	8,400	213,612

Baxter International, Inc.	202,100	11,748,073

Becton, Dickinson and Company (L)	73,600	5,609,792

C.R. Bard, Inc.	29,060	2,720,597

CareFusion Corp. (I)	19,700	508,457

Covidien PLC	56,200	2,936,450

DENTSPLY International, Inc. (L)	29,700	1,148,796

Edwards Lifesciences Corp. (I)	31,580	2,309,445

Gen-Probe, Inc. (I)	13,400	914,952

IDEXX Laboratories, Inc. (I)(L)	20,200	1,732,150

Intuitive Surgical, Inc. (I)	13,990	7,157,564

Medtronic, Inc.	435,900	16,616,508

ResMed, Inc. (I)(L)	44,200	1,295,060

St. Jude Medical, Inc.	101,000	4,254,120

Stryker Corp.	120,300	6,452,892

The Cooper Companies, Inc.	3,300	262,284

Varian Medical Systems, Inc. (I)(L)	35,400	2,309,850

Wright Medical Group, Inc. (I)	6,600	109,296

Zimmer Holdings, Inc. (I)	77,100	4,683,825

Health Care Providers & Services 3.37%

Aetna, Inc.	57,400	2,684,024

AMERIGROUP Corp. (I)(L)	3,200	217,376

AmerisourceBergen Corp.	41,100	1,535,085

Cardinal Health, Inc.	40,800	1,695,240

Centene Corp. (I)	4,200	204,960

CIGNA Corp.	13,600	599,896

Coventry Health Care, Inc. (I)	24,700	807,443

Express Scripts, Inc. (I)	177,210	9,450,609

HCA Holdings, Inc.	6,000	160,020

Health Net, Inc. (I)	3,400	128,316

Henry Schein, Inc. (I)	28,600	2,116,972

Humana, Inc.	29,500	2,569,450

Laboratory Corp. of America Holdings (I)(L)	32,800	2,948,392

Lincare Holdings, Inc. (L)	5,700	153,102

McKesson Corp.	25,400	2,121,154

Mednax, Inc. (I)	14,700	1,093,533

Omnicare, Inc.	3,600	126,648

Patterson Companies, Inc.	32,700	1,043,784

Quest Diagnostics, Inc.	45,200	2,623,860

UnitedHealth Group, Inc.	330,446	18,422,365

See notes to financial statements	Semiannual report | U.S. Equity Fund	17

	Shares	Value

Health Care Providers & Services (continued)

WellCare Health Plans, Inc. (I)	2,200	$149,292

WellPoint, Inc.	59,100	3,878,733

Health Care Technology 0.33%

Cerner Corp. (I)(L)	58,220	4,298,383

Quality Systems, Inc.	18,500	793,095

SXC Health Solutions Corp. (I)	2,500	177,000

Life Sciences Tools & Services 0.33%

Agilent Technologies, Inc. (I)	9,100	396,942

Covance, Inc. (I)	10,200	486,846

Furiex Pharmaceuticals, Inc. (I)	7,700	138,908

Mettler-Toledo International, Inc. (I)	5,470	986,132

Techne Corp.	12,500	894,875

Waters Corp. (I)	28,200	2,526,720

Pharmaceuticals 17.75%

Abbott Laboratories	709,200	40,147,812

Allergan, Inc.	106,100	9,505,499

Bristol-Myers Squibb Company	676,500	21,763,005

Eli Lilly & Company	598,000	23,465,520

Endo Pharmaceuticals Holdings, Inc. (I)	38,300	1,419,781

Forest Laboratories, Inc. (I)	123,700	4,022,724

Johnson & Johnson	960,500	62,509,340

Merck & Company, Inc.	1,454,293	55,510,364

Perrigo Company	5,300	546,218

Pfizer, Inc.	3,258,412	68,752,493

Questcor Pharmaceuticals, Inc. (I)	3,700	143,930

Viropharma, Inc. (I)(L)	6,500	208,390

Watson Pharmaceuticals, Inc. (I)	7,300	425,736

Industrials 3.70%		60,161,156

Aerospace & Defense 1.06%

Alliant Techsystems, Inc.	3,600	216,000

GenCorp, Inc. (I)(L)	21,900	131,400

General Dynamics Corp.	35,400	2,592,342

Huntington Ingalls Industries, Inc. (I)	3,400	121,992

L-3 Communications Holdings, Inc.	12,900	906,225

Lockheed Martin Corp.	7,530	665,727

Northrop Grumman Corp.	18,600	1,112,466

Precision Castparts Corp.	4,150	694,835

Raytheon Company	20,900	1,055,868

Rockwell Collins, Inc. (L)	18,600	1,102,794

United Technologies Corp.	102,700	8,613,449

Air Freight & Logistics 0.27%

C.H. Robinson Worldwide, Inc.	52,800	3,493,776

Expeditors International of Washington, Inc.	21,700	946,771

Airlines 0.01%

Republic Airways Holdings, Inc. (I)(L)	23,900	126,909

18	U.S. Equity Fund | Semiannual report	See notes to financial statements

	Shares	Value

Commercial Services & Supplies 0.29%

Copart, Inc. (I)	14,400	$716,832

Courier Corp.	13,700	147,686

Deluxe Corp.	4,900	120,883

Iron Mountain, Inc.	3,300	102,465

Pitney Bowes, Inc. (L)	14,000	253,820

R.R. Donnelley & Sons Company (L)	10,700	147,874

Rollins, Inc.	44,350	898,531

Stericycle, Inc. (I)(L)	26,400	2,290,728

Construction & Engineering 0.01%

Granite Construction, Inc. (L)	4,000	114,400

Industrial Conglomerates 1.41%

3M Company	214,200	18,763,920

Danaher Corp.	65,500	3,460,365

Tyco International, Ltd.	13,200	684,024

Machinery 0.05%

ITT Corp.	6,850	170,908

John Bean Technologies Corp.	15,000	259,050

Joy Global, Inc.	1,920	166,963

Oshkosh Corp. (I)	9,600	223,776

Professional Services 0.13%

Dun & Bradstreet Corp.	9,600	793,440

IHS, Inc., Class A (I)	10,100	955,157

Verisk Analytics, Inc., Class A (I)	7,700	334,950

Road & Rail 0.01%

Arkansas Best Corp.	11,100	197,580

Trading Companies & Distributors 0.46%

Fastenal Company (L)	79,600	4,193,328

W.W. Grainger, Inc. (L)	16,290	3,383,922

Information Technology 27.98%		454,616,889

Communications Equipment 2.17%

Cisco Systems, Inc.	177,917	3,536,990

Harris Corp. (L)	13,800	602,094

QUALCOMM, Inc.	488,898	30,399,678

Sycamore Networks, Inc. (I)	11,700	216,099

Symmetricom, Inc. (I)	17,800	104,486

Viasat, Inc. (I)(L)	9,400	433,622

Computers & Peripherals 3.43%

Apple, Inc. (I)	66,880	36,278,387

Dell, Inc. (I)	206,715	3,576,170

EMC Corp. (I)	104,400	2,890,836

Hewlett-Packard Company	405,313	10,258,472

Lexmark International, Inc., Class A	3,400	125,392

NCR Corp. (I)	7,300	158,556

Seagate Technology PLC	27,500	722,150

Synaptics, Inc. (I)	4,500	165,375

Western Digital Corp. (I)	38,767	1,521,605

See notes to financial statements	Semiannual report | U.S. Equity Fund	19

	Shares	Value
Electronic Equipment, Instruments & Components 0.11%

Arrow Electronics, Inc. (I)	8,700	$349,305

Avnet, Inc. (I)	3,300	117,942

Ingram Micro, Inc., Class A (I)	25,600	489,728

Richardson Electronics, Ltd.	20,400	250,104

SYNNEX Corp. (I)(L)	3,300	136,059

Tech Data Corp. (I)	7,300	390,404

Internet Software & Services 4.92%

AOL, Inc. (I)(L)	8,400	150,864

Earthlink, Inc.	22,500	168,075

eBay, Inc. (I)	216,700	7,744,858

Google, Inc., Class A (I)	116,140	71,803,555

IAC/InterActiveCorp	2,500	114,000

IT Services 7.08%

Accenture PLC, Class A (L)	246,400	14,670,656

Alliance Data Systems Corp. (I)	3,700	449,032

Amdocs, Ltd. (I)	60,400	1,852,468

Automatic Data Processing, Inc.	117,100	6,360,872

Broadridge Financial Solutions, Inc.	4,500	109,530

CACI International, Inc., Class A (I)(L)	2,100	124,194

Cognizant Technology Solutions Corp., Class A (I)	62,000	4,398,900

Computer Sciences Corp.	5,900	187,384

Fiserv, Inc. (I)	5,600	371,280

Global Payments, Inc.	22,300	1,151,126

International Business Machines Corp.	351,564	69,163,186

Jack Henry & Associates, Inc.	27,600	931,224

Lender Processing Services, Inc.	11,500	253,460

MasterCard, Inc., Class A	12,180	5,115,600

NeuStar, Inc., Class A (I)	4,300	150,715

Paychex, Inc.	116,100	3,633,930

SAIC, Inc. (I)	17,600	215,072

Syntel, Inc.	5,300	271,360

Teradata Corp. (I)	3,000	199,650

Total Systems Services, Inc.	42,000	918,960

VeriFone Systems, Inc. (I)(L)	3,300	158,037

Visa, Inc., Class A	37,750	4,392,968

Office Electronics 0.03%

Xerox Corp.	57,300	471,579

Semiconductors & Semiconductor Equipment 0.45%

First Solar, Inc. (I)(L)	4,320	139,536

Intel Corp.	97,300	2,615,424

Marvell Technology Group, Ltd. (I)	10,500	157,500

ON Semiconductor Corp. (I)	17,900	162,353

Texas Instruments, Inc.	128,900	4,298,815

Software 9.79%

Activision Blizzard, Inc.	35,900	429,005

Adobe Systems, Inc. (I)	70,600	2,322,034

ANSYS, Inc. (I)	20,800	1,314,144

20	U.S. Equity Fund | Semiannual report	See notes to financial statements

	Shares	Value

Software (continued)

BMC Software, Inc. (I)	52,800	$1,976,832

Citrix Systems, Inc. (I)	41,800	3,124,132

Compuware Corp. (I)	17,600	158,576

FactSet Research Systems, Inc. (L)	15,270	1,334,598

Informatica Corp. (I)	35,400	1,740,264

Intuit, Inc.	95,200	5,506,368

MICROS Systems, Inc. (I)	24,700	1,282,671

Microsoft Corp.	2,594,085	82,336,258

MicroStrategy, Inc., Class A (I)	950	128,811

Oracle Corp.	1,907,347	55,828,047

Seachange International, Inc. (I)(L)	33,100	226,404

Symantec Corp. (I)	71,700	1,279,128

Materials 0.58%		9,406,314

Chemicals 0.44%

Celanese Corp., Series A	3,300	156,981

Ecolab, Inc.	69,500	4,170,000

Huntsman Corp.	18,600	254,076

LyondellBasell Industries NV, Class A	12,800	552,704

Sigma-Aldrich Corp. (L)	22,200	1,593,738

Valhi, Inc.	7,500	430,125

Construction Materials 0.01%

Vulcan Materials Company	2,500	111,400

Metals & Mining 0.07%

Freeport-McMoRan Copper & Gold, Inc.	20,300	863,968

Kaiser Aluminum Corp. (L)	2,300	111,182

Royal Gold, Inc.	2,200	152,790

Paper & Forest Products 0.06%

Schweitzer-Mauduit International, Inc.	14,409	1,009,350

Telecommunication Services 0.77%		12,530,047

Diversified Telecommunication Services 0.73%

AT&T, Inc.	155,705	4,763,016

CenturyLink, Inc.	10,593	426,368

Level 3 Communications, Inc. (I)	8,100	196,911

Verizon Communications, Inc.	168,400	6,417,724

Wireless Telecommunication Services 0.04%

Crown Castle International Corp. (I)	3,300	170,973

Sprint Nextel Corp. (I)	176,900	436,943

Telephone & Data Systems, Inc. (L)	4,674	118,112

Utilities 0.54%		8,805,511

Electric Utilities 0.32%

American Electric Power Company, Inc.	11,300	424,993

Duke Energy Corp.	34,400	719,648

Exelon Corp. (L)	18,300	714,981

FirstEnergy Corp.	24,600	1,089,534

PNM Resources, Inc.	7,600	136,648

PPL Corp.	23,800	679,490

See notes to financial statements	Semiannual report | U.S. Equity Fund	21

		Shares	Value
Electric Utilities (continued)

Progress Energy, Inc.		8,200	$435,256

Southern Company		23,700	1,047,303

Gas Utilities 0.03%

ONEOK, Inc.		4,900	404,936

Independent Power Producers & Energy Traders 0.04%

Calpine Corp. (I)		7,400	113,294

Constellation Energy Group, Inc.		12,300	445,998

NRG Energy, Inc. (I)		8,100	138,510

Multi-Utilities 0.15%

Ameren Corp.		4,500	144,315

CenterPoint Energy, Inc.		7,300	142,277

Consolidated Edison, Inc.		8,500	493,850

Dominion Resources, Inc.		19,900	1,004,343

DTE Energy Company		6,500	350,935

NiSource, Inc.		13,300	319,200

Investment Companies 0.45%			$7,379,813

(Cost $6,614,327)

Financials 0.45%			7,379,813
SPDR S&P 500 ETF Trust		36,102	4,941,281

The Health Care Select Sector SPDR Fund (L)		67,400	2,438,532

	Yield	Shares	Value

Securities Lending Collateral 2.21%			$35,952,735

(Cost $35,932,685)

John Hancock Collateral Investment Trust (W)	0.3743% (Y)	3,591,861	35,952,735

Short-Term Investments 2.29%			$37,135,767

(Cost $37,135,767)

Money Market Funds 2.29%			37,135,767
State Street Institutional Treasury Money Market Fund	0.0000% (Y)	37,135,767	37,135,767

Total investments (Cost $1,351,649,880)† 101.94%		$1,656,202,679

Other assets and liabilities, net (1.94%)			($31,493,441)

Total net assets 100.00%		$1,624,709,238

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(L) A portion of this security is on loan as of 2-29-12.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 2-29-12.

† At 2-29-12, the aggregate cost of investment securities for federal income tax purposes was $1,388,681,655. Net unrealized appreciation aggregated $267,521,024, of which $274,072,186 related to appreciated investment securities and $6,551,162 related to depreciated investment securities.

22	U.S. Equity Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-29-12 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $1,315,717,195)
including $35,147,100 of securities loaned)	$1,620,249,944
Investments in affiliated issuers, at value (Cost $35,932,685)	35,952,735

Total investments, at value (Cost $1,351,649,880)	1,656,202,679

Cash	24,530
Receivable for investments sold	197,494
Receivable for fund shares sold	573,741
Dividends and interest receivable	3,968,463
Receivable for securities lending income	55,185
Receivable due from adviser	3,302
Other receivables and prepaid expenses	29,437

Total assets	1,661,054,831

Liabilities

Payable for investments purchased	197,967
Payable for fund shares repurchased	56,307
Payable upon return of securities loaned	35,970,366
Payable to affiliates
Accounting and legal services fees	19,072
Transfer agent fees	10,749
Trustees’ fees	409
Other liabilities and accrued expenses	90,723

Total liabilities	36,345,593

Net assets

Paid-in capital	$1,491,213,131
Undistributed net investment income	3,973,363
Accumulated net realized loss on investments and futures contracts	(175,030,055)
Net unrealized appreciation (depreciation) on investments	304,552,799

Net assets	$1,624,709,238

See notes to financial statements	Semiannual report | U.S. Equity Fund	23

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($22,809,792 ÷ 2,092,164 shares)	$10.90
Class I ($56,601,898 ÷ 5,203,934 shares)	$10.88
Class NAV ($1,545,297,548 ÷ 142,163,989 shares)	$10.87

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[1]	$11.47

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

24	U.S. Equity Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 2-29-12 (unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$15,616,706
Securities lending	239,945
Interest	265
Less foreign taxes withheld	(14,820)

Total investment income	15,842,096

Expenses

Investment management fees	5,159,473
Distribution and service fees	29,393
Accounting and legal services fees	102,907
Transfer agent fees	43,936
Trustees’ fees	5,659
State registration fees	12,516
Printing and postage	3,002
Professional fees	43,595
Custodian fees	83,434
Registration and filing fees	11,655
Other	7,598

Total expenses	5,503,168

Less expense reductions and amounts recaptured	(38,294)

Net expenses	5,464,874

Net investment income	10,377,222

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(813,572)
Investments in affiliated issuers	(4,003)
Capital gain distributions received from affiliated underlying funds	1,488
Futures contracts	1,399,345

583,258
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	149,347,882
Investments in affiliated issuers	22,638

149,370,520

Net realized and unrealized gain	149,953,778

Increase in net assets from operations	$160,331,000

See notes to financial statements	Semiannual report | U.S. Equity Fund	25

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	2-29-12[1]	ended
	(Unaudited)	8-31-11

Increase (decrease) in net assets

From operations
Net investment income	$10,377,222	$15,668,265
Net realized gain	583,258	53,049,882
Change in net unrealized appreciation (depreciation)	149,370,520	111,445,417

Increase in net assets resulting from operations	160,331,000	180,163,564

Distributions to shareholders
From net investment income
Class A	(238,454)	—
Class I	(529,985)	—
Class NAV	(16,780,154)	(12,874,368)

Total distributions	(17,548,593)	(12,874,368)

From Fund share transactions	432,586,304	(19,672,721)

Total increase	575,368,711	147,616,475

Net assets

Beginning of period	1,049,340,527	901,724,052

End of period	$1,624,709,238	$1,049,340,527

Undistributed net investment income	$3,973,363	$11,144,734

1 The inception date for Class A and Class I shares is 10-31-11.

26	U.S. Equity Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	2-29-12[1,2]

Per share operating performance

Net asset value, beginning of period	$10.33
Net investment income[3]	0.04
Net realized and unrealized gain on investments	0.60
Total from investment operations	0.64
Less distributions
From net investment income	(0.07)
Net asset value, end of period	$10.90
Total return (%)[4]	6.21[5,6]

Ratios and supplemental data

Net assets, end of period (in millions)	$23
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.43[7]
Expenses including reductions and amounts recaptured	1.35[7]
Net investment income	1.18[7]
Portfolio turnover (%)	17[8,9]

1 The inception date for Class A shares is 10-31-11.
2 Period from 10-31-11 to 2-29-12. Unaudited.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the period shown.
6 Not annualized.
7 Annualized.
8 Portfolio turnover is shown for the period from 9-1-11 to 2-29-12.
9 Excludes merger activity.

See notes to financial statements	Semiannual report | U.S. Equity Fund	27

CLASS I SHARES Period ended	2-29-12[1,2]

Per share operating performance

Net asset value, beginning of period	$10.33
Net investment income[3]	0.06
Net realized and unrealized gain on investments	0.60
Total from investment operations	0.66
Less distributions
From net investment income	(0.11)
Net asset value, end of period	$10.88
Total return (%)	6.46[4,5]

Ratios and supplemental data

Net assets, end of period (in millions)	$57
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	0.94[6]
Expenses including reductions and amounts recaptured	0.89[6]
Net investment income	1.57[6]
Portfolio turnover (%)	17[7,8]

1 The inception date for Class I shares is 10-31-11.
2 Period from 10-31-11 to 2-29-12. Unaudited.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the period shown.
5 Not annualized.
6 Annualized.
7 Portfolio turnover is shown for the period from 9-1-11 to 2-29-12.
8 Excludes merger activity.

CLASS NAV SHARES Period ended	2-29-12[1]	8-31-11	8-31-10	8-31-09	8-31-08	8-31-07

Per share operating performance

Net asset value, beginning of period	$9.84	$8.30	$8.25	$9.65	$11.29	$10.41
Net investment income[2]	0.08	0.14	0.12	0.13	0.13	0.13
Net realized and unrealized gain (loss)
on investments	1.07	1.52	0.05	(1.33)	(1.28)	0.90
Total from investment operations	1.15	1.66	0.17	(1.20)	(1.15)	1.03
Less distributions
From net investment income	(0.12)	(0.12)	(0.12)	(0.20)	(0.14)	(0.10)
From net realized gain	—	—	—	—	(0.35)	(0.05)
Total distributions	(0.12)	(0.12)	(0.12)	(0.20)	(0.49)	(0.15)
Net asset value, end of period	$10.87	$9.84	$8.30	$8.25	$9.65	$11.29
Total return (%)	11.77[3,4]	20.03[3]	1.92[3]	(12.22)	(10.64)	9.93

Ratios and supplemental data

Net assets, end of period (in millions)	$1,545	$1,049	$902	$870	$904	$1,524
Ratios (as a percentage of average net assets):
Expenses before reductions
and amounts recaptured	0.79[5]	0.79	0.79	0.81	0.79	0.80
Expenses including reductions
and amounts recaptured	0.79[5]	0.79	0.79	0.81	0.79	0.80
Net investment income	1.52[5]	1.47	1.33	1.72	1.25	1.19
Portfolio turnover (%)	17[6]	72	34	67	84	72

1 Six months ended 2-29-12. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Annualized.
6 Excludes merger activity.

28	U.S. Equity Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock U.S. Equity Fund (the Fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are sold to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

As of February 29, 2012, all investments are categorized as Level 1 under the hierarchy described above. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the six months ended February 29, 2012, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities, including exchange-traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values

Semiannual report | U.S. Equity Fund	29

each business day. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The Fund may lend its securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $200 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the six months ended February 29, 2012, the Fund had no borrowings under the line of credit.

Expenses. Expenses that are directly attributable to an individual fund are allocated to the Fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

30	U.S. Equity Fund | Semiannual report

For federal income tax purposes, the Fund has a capital loss carryforward of $138,592,288 available to offset future net realized capital gains as of August 31, 2011. The following table details the capital loss carryforward available as of August 31, 2011:

CAPITAL LOSS CARRYFORWARD EXPIRING AT AUGUST 31:

2017	2018

$71,782,068	$66,810,220

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of August 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 may result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objective. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, the Fund is exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Semiannual report | U.S. Equity Fund	31

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended February 29, 2012, the Fund used futures contracts to gain exposure to certain securities markets. During the six months ended February 29, 2012, the Fund held futures contracts with USD absolute notional values ranging up to $3.4 million as measured at each quarter end. There were no open futures contracts as of February 29, 2012.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 29, 2012:

Statement of operations location

RISK	FUTURES CONTRACTS

Equity contracts	$1,399,345

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser), serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: a) 0.78% of the first $500 million of aggregate net assets; b) 0.76% of aggregate net assets between $500 million and $1 billion and c) 0.74% of the excess over $1 billion of aggregate net assets. Aggregate net assets include the net assets of the Fund and the net assets of John Hancock

32	U.S. Equity Fund | Semiannual report

U.S. Equity Trust, a series of John Hancock Variable Investment Trust (JHVIT). The Adviser has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has contractually agreed to waive a portion of its management fee for certain funds (the Participating Portfolios) of the Trust and JHVIT. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $75 billion but is less than $100 billion; and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that equals or exceeds $100 billion. The amount of the reimbursement is calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Adviser upon notice to the funds and with the approval of the Board of Trustees.

The Adviser has contractually agreed to waive fees and/or reimburse certain fund expenses excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements were such that these expenses will not exceed 1.35% for Class A shares and 0.89% for Class I shares. The fee waivers and/or reimbursements will continue in effect until December 31, 2012, unless renewed by mutual agreement of the Fund and the Adviser based upon a determination that this is appropriate under the circumstances at the time.

Additionally, the Adviser has voluntarily agreed to reimburse certain expenses of the Fund excluding taxes, brokerage commissions, interest expenses, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, advisory fees, 12b-1 fees, service fees, transfer agent fees, state registration fees, printing and postage and fees under any agreement or plan of the Fund dealing with services for shareholders or others with beneficial interest in shares of the Fund. The waivers are such that these expenses will not exceed 0.20% of average net assets. This voluntary expense reimbursement will continue in effect until terminated at any time by the Adviser on notice to the Fund.

Accordingly, these expense reductions described above amounted to $7,413, $8,626 and $22,255 for Class A, Class I and Class NAV shares, respectively, for the six months ended February 29, 2012.

Expense recapture. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred to the extent that the Fund is below its expense limitation during this period. At February 29, 2012, there was $15,095 in waived or reimbursed expenses subject to potential recovery through February 1, 2015. There were no expenses recovered during the six months ended February 29, 2012. Certain reimbursements or waivers are not subject to recapture.

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the six months ended February 29, 2012 were equivalent to a net annual effective rate of 0.75% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 29, 2012 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Semiannual report | U.S. Equity Fund	33

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to 0.30% for Class A shares for distribution and service fees, expressed as an annual percentage of average daily net assets.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $7,336 for the six months ended February 29, 2012. Of this amount, $1,279 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $6,016 was paid as sales commissions to broker-dealers and $41 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 29, 2012 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$29,393	$25,628	$6,258	$1,577
Class I	—	18,308	6,258	1,425

Total	$29,393	$43,936	$12,516	$3,002

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its average daily net assets.

Note 6 — Fund share transactions

Transactions in Fund shares for the six months ended February 29, 2012 and for the year ended August 31, 2011 were as follows:

	Six months ended 2-29-12[1]			Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	367,999	$3,863,673	—	—
Issued in reorganization (Note 9)	3,611,248	37,299,978	—	—
Distributions reinvested	21,921	224,689	—	—
Repurchased	(1,909,004)	(19,786,419)	—	—

Net increase	2,092,164	$21,601,921	—	—

34	U.S. Equity Fund | Semiannual report

	Six months ended 2-29-12[1]		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class I shares

Sold	1,261,024	$13,076,539	—	—
Issued in reorganization (Note 9)	4,642,364	47,950,196	—	—
Distributions reinvested	47,905	489,585	—	—
Repurchased	(747,359)	(7,771,749)	—	—

Net increase	5,203,934	$53,744,571	—	—

Class NAV shares

Sold	33,900,432	$340,459,658	3,878,406	$38,139,505
Distributions reinvested	1,643,502	16,780,154	1,329,997	12,874,368
Repurchased	—	—	(7,185,707)	(70,686,594)

Net increase (decrease)	35,543,934	$357,239,812	(1,977,304)	($19,672,721)

Net increase (decrease)	42,840,032	$432,586,304	(1,977,304)	($19,672,721)

1 The inception date for Class A and Class I shares is 10-31-11.

Affiliates of the Fund owned 100% of shares of beneficial interest of Class NAV on February 29, 2012.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $535,901,302 and $224,761,607, respectively, for the six months ended February 29, 2012.

Note 8 — Investment by affiliated funds

Certain investors in the Fund are affiliated funds and are managed by the Adviser and its affiliates. The affiliated funds do not invest in the Fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the Fund’s net assets. At February 29, 2012, the following funds had an affiliate ownership concentration of 5% or more of the Fund’s net assets:

AFFILIATED
FUND	CONCENTRATION

John Hancock Lifestyle Growth Portfolio	31.5%
John Hancock Lifestyle Balanced Portfolio	28.4%
John Hancock Lifestyle Aggressive Portfolio	10.3%
John Hancock Lifestyle Moderate Portfolio	7.1%

Note 9 — Reorganization

On October 26, 2011, the shareholders of John Hancock U.S. Core Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization (the Agreement) in exchange for a representative amount of shares of John Hancock U.S. Equity Fund (the Acquiring Fund).

The Agreement provided for (a) the acquisition of all the assets, subject to all the liabilities, of the Acquired Fund in exchange for a representative amount of shares of the Acquiring Fund; (b) the liquidation of the Acquired Fund; and (c) the distribution to the Acquired Fund’s shareholders of such Acquiring Fund’s shares. The reorganization consolidated the Acquired Fund with a fund with a similar objective in order to increase asset size and achieve economies of scale. As a result of the reorganization, the Acquiring Fund is the legal and accounting survivor.

Semiannual report | U.S. Equity Fund	35

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Fund or its shareholders. Thus, the investments were transferred to the Acquiring Fund at the Acquired Fund’s identified cost. All distributable amounts of net income and realized gains from the Acquired Fund were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the NYSE on October 28, 2011.

The following outlines the reorganization:

				SHARES	SHARES
		ACQUIRED NET	DEPRECIATION	REDEEMED	ISSUED		ACQUIRING
		ASSET VALUE OF	OF ACQUIRED	BY THE	BY THE	ACQUIRING FUND	FUND TOTAL NET
ACQUIRING	ACQUIRED	THE ACQUIRED	FUND’S	ACQUIRED	ACQUIRING	NET ASSETS PRIOR	ASSETS AFTER
FUND	FUND	FUND	INVESTMENTS	FUND	FUND	TO COMBINATION	COMBINATION

U.S. Equity	U.S. Core	$85,250,174	$9,065,851	4,293,296	8,253,612	$1,280,852,832	$1,366,103,006
Fund	Fund

Because the combined fund has been managed as a single integrated fund since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Fund that have been included in the Acquiring Fund’s Statement of operations for the six months ended February 29, 2012. See Note 6 for capital shares issued in connection with the above referenced reorganization.

36	U.S. Equity Fund | Semiannual report

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Investment Management
James R. Boyle†	Services, LLC
Charles L. Bardelis*
Peter S. Burgess*	Subadviser
Grace K. Fey	Grantham, Mayo, Van Otterloo & Co. LLC
Theron S. Hoffman
Hassell H. McClellan	Principal distributor
Steven M. Roberts*	John Hancock Funds, LLC

Officers	Custodian
Hugh McHaffie	State Street Bank and Trust Company
President
Transfer agent
Thomas M. Kinzler	John Hancock Signature Services, Inc.
Secretary and Chief Legal Officer
Legal counsel
Francis V. Knox, Jr.	K&L Gates LLP
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | U.S. Equity Fund	37

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock U.S. Equity Fund.	390SA 2/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	4/12

John Hancock
MUTUAL FUNDS

John Hancock
Lifecycle Portfolios

Semiannual Report
2.29.12

John Hancock

Lifecycle 2045 Portfolio

Goal and strategy

To seek high total return until the Portfolio’s target retirement date. Under normal market conditions, the Portfolio invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2045.

Asset Allocation

Equity	92.7% of Total

U.S. Large Cap	51.1%

International Large Cap	9.3%

Emerging Markets	8.9%

U.S. Mid Cap	7.1%

International Small Cap	4.0%

U.S. Small Cap	3.9%

Natural Resources	2.9%

Real Estate	2.1%

Large Blend	2.0%

Health Sciences	1.0%

Small Growth	0.4%

Fixed Income	4.5% of Total

Multi-Sector Bond	1.5%

High-Yield Bond	1.3%

Intermediate Bond	0.8%

Bank Loan	0.6%

Global Bond	0.2%

Treasury Inflation-
Protected Securities	0.1%

Alternative	2.8% of Total

As a percentage of net assets on 2-29-12.

Portfolio results

For the six months ended February 29, 2012, John Hancock Lifecycle 2045 Portfolio’s Class A, Class R1, Class R3, Class R4, Class R5, Class R6 and Class 1 shares returned 8.94%, 8.78%, 8.77%, 8.92%, 9.13%, 9.14% and 9.19%, respectively, excluding sales charges. In comparison, the S&P 500 Index returned 13.31% over the same period and the Barclays Capital U.S. Aggregate Bond Index returned 2.73%. A blended index, which rolls down in its equity weighting to match the Portfolio’s glidepath, returned 12.81%.1 The average fund in Morningstar, Inc.’s Target-Date 2041–2045 category returned 8.92%.2

Performance review

The Portfolio’s performance was in line with its Morningstar category average but trailed its blended benchmark. The Portfolio is designed to provide investors with broad exposure to asset classes we believe will contribute to building wealth over time. However, during this period, global diversification was not rewarded. In particular, modest boosts from small weightings in fixed-income sectors such as high-yield bonds and bank loans were outweighed by the negative impact of a number of non-U.S. equity sectors, such as international large-cap stocks, emerging markets and global natural resources. The Portfolio also maintained a modest allocation to an absolute return strategy, which met our expectations of risk reduction and downside protection, but nevertheless trailed the Portfolio’s blended benchmark.

To a lesser extent, manager selection for the underlying funds also detracted from performance relative to the blended benchmark. Emerging Markets Fund (DFA) underperformed, as its tilt toward smaller companies detracted. In the large-cap equity space, Global Shareholder Yield Fund (Epoch), which had enjoyed strong relative performance in the past, was hampered by investors’ waning emphasis on quality. Natural Resources Fund (Wellington) also detracted.

Conversely, the Portfolio’s performance benefited from its stake in Currency Strategies Fund (First Quadrant). The fund’s negative stance on the Swiss franc was timely in view of the Swiss National Bank’s September announcement of its plan to peg the currency to the euro, in effect devaluing the franc. The Portfolio’s results were also lifted by Health Sciences Fund (T. Rowe Price), which was a small position that nevertheless posted a strong contribution to return, driven by an overweighting and favorable stock picking in the biotechnology industry.

1The blended index is comprised of the S&P 500 Index (S&P) and the Barclays Capital U.S. Aggregate Bond Index (BarCap) and it adjusts over time: from inception to 11-30-07, blend is 100% S&P/0% BarCap and from 12-1-07 to 2-29-12, blend is 95% S&P/5% BarCap.

2Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

Past performance is no guarantee of future results.

This commentary reflects the views of the portfolio management team through the end of the period discussed in this report. The team’s statements reflect its own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

4 Lifecycle 2045 Portfolio | Semiannual report

	Class R1[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]

Start date	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Ending balance	$10,979	$11,027	$11,189	$11,368	$10,554	$11,362

Index 1	11,128	11,128	11,128	11,128	11,128	11,128

Index 2	13,949	13,949	13,949	13,949	13,949	13,949

Index 3	11,313	11,313	11,313	11,313	11,313	11,313

Index 1 — S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Index 2 — Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 — Blend of Indexes 1 & 2 that adjusts over time: from inception to 11-30-07 blend is 100% Index 1/0% Index 2, and from 12-1-07 to 2-29-12 blend is 95% Index 1/5% Index 2.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

Performance chart

Total returns with maximum sales charge for the period ended 2-29-12

	Class A	Class R1[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]

Average annual total returns — 1 year	–4.97%	–0.12%	–0.11%	0.15%	0.47%	–0.31%	0.42%

Average annual total returns — 5 year	0.02%	0.87%	0.96%	1.22%	1.53%	0.11%	1.52%

Average annual total returns — Since inception[3]	0.98%	1.76%	1.85%	2.13%	2.43%	1.01%	2.42%

Cumulative returns — 6 months	3.44%	8.78%	8.77%	8.92%	9.13%	9.14%	9.19%

Cumulative returns — 1 year	–4.97%	–0.12%	–0.11%	0.15%	0.47%	–0.31%	0.42%

Cumulative returns — 5 year	0.09%	4.43%	4.87%	6.26%	7.90%	0.57%	7.83%

Cumulative returns — Since inception[3]	5.36%	9.79%	10.27%	11.89%	13.68%	5.54%	13.62%

Performance figures assume all distributions are reinvested. Returns reflect a sales charge on Class A shares of 5%. Sales charges are not applicable for Class R1, Class R3, Class R4, Class R5, Class R6 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 12-31-12 for Class A, Class R1, Class R3, Class R4, Class R5 and Class R6 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For Class 1 shares the net expenses equal the gross expenses. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The expense ratios are as follows:

	Class A	Class R1	Class R3	Class R4	Class R5	Class R6	Class 1
Net (%)	1.35	1.60	1.50	1.20	0.90	0.87	0.91
Gross (%)	1.54	3.03	3.35	4.51	3.48	1.69	0.91

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Portfolio’s prospectus.

2 The inception date for Class R6 shares is 9-1-11. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares.

3 From 10-30-06.

Semiannual report | Lifecycle 2045 Portfolio 5

John Hancock

Lifecycle 2040 Portfolio

Goal and strategy

To seek high total return until the Portfolio’s target retirement date. Under normal market conditions, the Portfolio invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2040.

Asset Allocation

Equity	92.7% of Total

U.S. Large Cap	51.1%

International Large Cap	9.3%

Emerging Markets	8.9%

U.S. Mid Cap	7.1%

International Small Cap	4.0%

U.S. Small Cap	3.9%

Natural Resources	2.9%

Real Estate	2.1%

Large Blend	2.0%

Health Sciences	1.0%

Small Growth	0.4%

Fixed Income	4.5% of Total

Multi-Sector Bond	1.5%

High-Yield Bond	1.3%

Intermediate Bond	0.8%

Bank Loan	0.6%

Global Bond	0.2%

Treasury Inflation-
Protected Securities	0.1%

Alternative	2.8% of Total

As a percentage of net assets on 2-29-12.

Portfolio results

For the six months ended February 29, 2012, John Hancock Lifecycle 2040 Portfolio’s Class A, Class R1, Class R3, Class R4, Class R5, Class R6 and Class 1 shares returned 8.82%, 8.77%, 8.78%, 9.04%, 9.12%, 9.13% and 9.08%, respectively, excluding sales charges. In comparison, the S&P 500 Index returned 13.31% over the same period and the Barclays Capital U.S. Aggregate Bond Index returned 2.73%. A blended index, which rolls down in its equity weighting to match the Portfolio’s glidepath, returned 12.81%.1 The average fund in Morningstar, Inc.’s Target-Date 2036–2040 category returned 8.19%.2

Performance review

The Portfolio outperformed its Morningstar category average but trailed its blended benchmark. The Portfolio is designed to provide investors with broad exposure to asset classes we believe will contribute to building wealth over time. However, during this period global diversification was not rewarded. In particular, modest boosts from weightings in fixed-income sectors such as high-yield bonds and bank loans were outweighed by the negative impact of a number of non-U.S. equity sectors, such as international large-cap stocks, emerging markets and global natural resources. The Portfolio also maintained a modest allocation to an absolute return strategy, which met our expectations of risk reduction and downside protection, but nevertheless trailed the Portfolio’s blended benchmark.

To a lesser extent, manager selection for the underlying funds also detracted from performance relative to the blended benchmark. Emerging Markets Fund (DFA) underperformed, as its tilt toward smaller companies detracted. In the large-cap equity space, Global Shareholder Yield Fund (Epoch), which had enjoyed strong relative performance in the past, was hampered by investors’ waning emphasis on quality. Natural Resources Fund (Wellington) also detracted.

Conversely, the Portfolio’s performance benefited from its stake in Currency Strategies Fund (First Quadrant). The fund’s negative stance on the Swiss franc was timely in view of the Swiss National Bank’s September announcement of its plan to peg the currency to the euro, in effect devaluing the franc. The Portfolio’s results were also lifted by Health Sciences Fund (T. Rowe Price), which was a small position that nevertheless posted a strong contribution to return, driven by an overweighting and favorable stock picking in the biotechnology industry.

1The blended index is comprised of the S&P 500 Index (S&P) and the Barclays Capital U.S. Aggregate Bond Index (BarCap) and it adjusts over time: from inception to 11-30-07 blend is 100% S&P/0% BarCap and from 12-1-07 to 2-29-12, blend is 95% S&P/5% BarCap.

2Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

Past performance is no guarantee of future results.

This commentary reflects the views of the portfolio management team through the end of the period discussed in this report. The team’s statements reflect its own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

6 Lifecycle 2040 Portfolio | Semiannual report

	Class R1[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]

Start date	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Ending balance	$10,990	$11,028	$11,201	$11,379	$10,564	$11,363

Index 1	11,128	11,128	11,128	11,128	11,128	11,128

Index 2	13,949	13,949	13,949	13,949	13,949	13,949

Index 3	11,313	11,313	11,313	11,313	11,313	11,313

Index 1 — S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Index 2 — Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 — Blend of Indexes 1 & 2 that adjusts over time: from inception to 11-30-07 blend is 100% Index 1/0% Index 2, and from 12-1-07 to 2-29-12 blend is 95% Index 1/5% Index 2.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

Performance chart

Total returns with maximum sales charge for the period ended 2-29-12

	Class A	Class R1[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]

Average annual total returns — 1 year	–5.07%	–0.22%	–0.11%	0.25%	0.46%	–0.32%	0.41%

Average annual total returns — 5 year	0.03%	0.88%	0.95%	1.24%	1.55%	0.13%	1.52%

Average annual total returns — Since inception[3]	1.00%	1.78%	1.85%	2.15%	2.45%	1.03%	2.42%

Cumulative returns — 6 months	3.33%	8.77%	8.78%	9.04%	9.12%	9.13%	9.08%

Cumulative returns — 1 year	–5.07%	–0.22%	–0.11%	0.25%	0.46%	–0.32%	0.41%

Cumulative returns — 5 year	0.17%	4.50%	4.85%	6.34%	7.98%	0.65%	7.81%

Cumulative returns — Since inception[3]	5.47%	9.90%	10.28%	12.01%	13.79%	5.64%	13.63%

Performance figures assume all distributions are reinvested. Returns reflect a sales charge on Class A shares of 5%. Sales charges are not applicable for Class R1, Class R3, Class R4, Class R5, Class R6 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 12-31-12 for Class A, Class R1, Class R3, Class R4, Class R5 and Class R6 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For Class 1 shares the net expenses equal the gross expenses. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The expense ratios are as follows:

	Class A	Class R1	Class R3	Class R4	Class R5	Class R6	Class 1
Net (%)	1.35	1.60	1.50	1.20	0.90	0.86	0.91
Gross (%)	1.52	2.78	2.19	8.95	2.65	1.71	0.91

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Portfolio’s prospectus.

2 The inception date for Class R6 shares is 9-1-11. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares.

3 From 10-30-06.

Semiannual report | Lifecycle 2040 Portfolio 7

John Hancock

Lifecycle 2035 Portfolio

Goal and strategy

To seek high total return until the Portfolio’s target retirement date. Under normal market conditions, the Portfolio invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2035.

Asset Allocation

Equity	92.7% of Total

U.S. Large Cap	51.1%

International Large Cap	9.3%

Emerging Markets	8.9%

U.S. Mid Cap	7.1%

International Small Cap	4.0%

U.S. Small Cap	3.9%

Natural Resources	2.9%

Real Estate	2.1%

Large Blend	2.0%

Health Sciences	1.0%

Small Growth	0.4%

Fixed Income	4.5% of Total

Multi-Sector Bond	1.5%

High-Yield Bond	1.3%

Intermediate Bond	0.8%

Bank Loan	0.6%

Global Bond	0.2%

Treasury Inflation-
Protected Securities	0.1%

Alternative	2.8% of Total

As a percentage of net assets on 2-29-12.

Portfolio results

For the six months ended February 29, 2012, John Hancock Lifecycle 2035 Portfolio’s Class A, Class R1, Class R3, Class R4, Class R5, Class R6 and Class 1 shares returned 8.80%, 8.76%, 8.81%, 9.00%, 9.11%, 9.11% and 9.17%, respectively, excluding sales charges. In comparison, the S&P 500 Index returned 13.31% over the same period and the Barclays Capital U.S. Aggregate Bond Index returned 2.73%. A blended index, which rolls down in its equity weighting to match the Portfolio’s glidepath, returned 12.81%.1 The average fund in Morningstar, Inc.’s Target-Date 2031–2035 category returned 8.30%.2

Performance review

The Portfolio outperformed its Morningstar category average but trailed its blended benchmark. The Portfolio is designed to provide investors with broad exposure to asset classes we believe will contribute to building wealth over time. However, during this period, global diversification was not rewarded. In particular, modest boosts from weightings in fixed-income sectors such as high-yield bonds and bank loans were outweighed by the negative impact of a number of non-U.S. equity sectors, such as international large-cap stocks, emerging markets and global natural resources. The Portfolio also maintained a modest allocation to an absolute return strategy, which met our expectations of risk reduction and downside protection, but nevertheless trailed the Portfolio’s blended benchmark.

To a lesser extent, manager selection for the underlying funds also detracted from performance relative to the blended benchmark. Emerging Markets Fund (DFA) underperformed, as its tilt toward smaller companies detracted. In the large-cap equity space, Global Shareholder Yield Fund (Epoch), which had enjoyed strong relative performance in the past, was hampered by investors’ waning emphasis on quality. Natural Resources Fund (Wellington) also detracted.

Conversely, the Portfolio’s performance benefited from its stake in Currency Strategies Fund (First Quadrant). The fund’s negative stance on the Swiss franc was timely in view of the Swiss National Bank’s September announcement of its plan to peg the currency to the euro, in effect devaluing the franc. The Portfolio’s results were also lifted by Health Sciences Fund (T. Rowe Price), which was a small position that nevertheless posted a strong contribution to return, driven by an overweighting and favorable stock picking in the biotechnology industry.

1The blended index is comprised of the S&P 500 Index (S&P) and the Barclays Capital U.S. Aggregate Bond Index (BarCap) and it adjusts over time: from inception to 11-30-07 blend is 98% S&P/2% BarCap and from 12-1-07 to 2-29-12 blend is 95% S&P/5% BarCap.

2Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

Past performance is no guarantee of future results.

This commentary reflects the views of the portfolio management team through the end of the period discussed in this report. The team’s statements reflect its own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

8 Lifecycle 2035 Portfolio | Semiannual report

	Class R1[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]

Start date	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Ending balance	$10,980	$11,024	$11,224	$11,370	$10,651	$11,376

Index 1	11,128	11,128	11,128	11,128	11,128	11,128

Index 2	13,949	13,949	13,949	13,949	13,949	13,949

Index 3	11,310	11,310	11,310	11,310	11,310	11,310

Index 1 — S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Index 2 — Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 — Blend of Indexes 1 & 2 that adjusts over time: from inception to 11-30-07 blend is 98% Index 1/2% Index 2, and from 12-1-07 to 2-29-12 blend is 95% Index 1/5% Index 2.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

Performance chart

Total returns with maximum sales charge for the period ended 2-29-12

	Class A	Class R1[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]

Average annual total returns — 1 year	–5.04%	–0.20%	–0.15%	0.16%	0.38%	–0.22%	0.43%

Average annual total returns — 5 year	0.01%	0.87%	0.93%	1.28%	1.52%	0.29%	1.53%

Average annual total returns — Since inception[3]	0.99%	1.77%	1.84%	2.19%	2.43%	1.19%	2.44%

Cumulative returns — 6 months	3.34%	8.76%	8.81%	9.00%	9.11%	9.11%	9.17%

Cumulative returns — 1 year	–5.04%	–0.20%	–0.15%	0.16%	0.38%	–0.22%	0.43%

Cumulative returns — 5 year	0.07%	4.45%	4.75%	6.59%	7.83%	1.44%	7.87%

Cumulative returns — Since inception[3]	5.39%	9.80%	10.24%	12.24%	13.70%	6.51%	13.76%

Performance figures assume all distributions are reinvested. Returns reflect a sales charge on Class A shares of 5%. Sales charges are not applicable for Class R1, Class R3, Class R4, Class R5, Class R6 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Portfolio and may differ from those dis-closed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 12-31-12 for Class A, Class R1, Class R3, Class R4, Class R5 and Class R6 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For Class 1 shares the net expenses equal the gross expenses. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The expense ratios are as follows:

	Class A	Class R1	Class R3	Class R4	Class R5	Class R6	Class 1
Net (%)	1.35	1.60	1.50	1.20	0.90	0.86	0.90
Gross (%)	1.47	2.37	2.34	2.71	2.36	1.52	0.90

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Portfolio’s prospectus.

2 The inception date for Class R6 shares is 9-1-11. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares.

3 From 10-30-06.

Semiannual report | Lifecycle 2035 Portfolio 9

John Hancock

Lifecycle 2030 Portfolio

Goal and strategy

To seek high total return until the Portfolio’s target retirement date. Under normal market conditions, the Portfolio invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2030.

Asset Allocation

Equity	86.8% of Total

U.S. Large Cap	48.1%

International Large Cap	8.7%

Emerging Markets	8.3%

U.S. Mid Cap	6.7%

International Small Cap	3.6%

U.S. Small Cap	3.5%

Natural Resources	2.7%

Real Estate	2.0%

Large Blend	1.8%

Health Sciences	1.0%

Small Growth	0.4%

Fixed Income	10.4% of Total

Multi-Sector Bond	3.3%

High-Yield Bond	3.1%

Intermediate Bond	2.1%

Bank Loan	1.1%

Global Bond	0.5%

Treasury Inflation-
Protected Securities	0.3%

Alternative	2.8% of Total

As a percentage of net assets on 2-29-12.

Portfolio results

For the six months ended February 29, 2012, John Hancock Lifecycle 2030 Portfolio’s Class A, Class R1, Class R3, Class R4, Class R5, Class R6 and Class 1 shares returned 8.55%, 8.53%, 8.47%, 8.69%, 8.79%, 8.80% and 8.86%, respectively, excluding sales charges. In comparison, the S&P 500 Index returned 13.31% over the same period and the Barclays Capital U.S. Aggregate Bond Index returned 2.73%. A blended index, which rolls down in its equity weighting to match the Portfolio’s glidepath, returned 12.24%.1 The average fund in Morningstar, Inc.’s Target-Date 2026–2030 category returned 7.52%.2

Performance review

The Portfolio outperformed its Morningstar category average but trailed its blended benchmark. The Portfolio is designed to provide investors with broad exposure to asset classes we believe will contribute to building wealth over time. However, during this period, global diversification was not rewarded. In particular, favorable results from weightings in fixed-income sectors such as high-yield bonds, bank loans and multi-sector bonds were outweighed by the negative impact of a number of non-U.S. equity sectors, such as international large-cap stocks, emerging markets and global natural resources. The Portfolio also maintained a modest allocation to an absolute return strategy, which met our expectations of risk reduction and downside protection, but nevertheless trailed the Portfolio’s blended benchmark.

To a lesser extent, manager selection for the underlying funds also detracted from performance relative to the blended benchmark. Emerging Markets Fund (DFA) underperformed, as its tilt toward smaller companies detracted. In the large-cap equity space, Global Shareholder Yield Fund (Epoch), which had enjoyed strong relative performance in the past, was hampered by investors’ waning emphasis on quality. Natural Resources Fund (Wellington) also detracted.

Conversely, the Portfolio’s performance benefited from its stake in Currency Strategies Fund (First Quadrant). The fund’s negative stance on the Swiss franc was timely in view of the Swiss National Bank’s September announcement of its plan to peg the currency to the euro, in effect devaluing the franc. The Portfolio’s results were also lifted by Health Sciences Fund (T. Rowe Price), which was a small position that nevertheless posted a strong contribution to return, driven by an overweighting and favorable stock picking in the biotechnology industry.

1The blended index is comprised of the S&P 500 Index (S&P) and the Barclays Capital U.S. Aggregate Bond Index (BarCap) and it adjusts over time: from inception to 11-30-07 blend is 95% S&P/5% BarCap from 12-1-07 to 11-30-08, blend is 94% S&P/6% BarCap, from 12-1-08 to 11-30-09, blend is 93% S&P/7% BarCap, from 12-1-09 to 11-30-10, blend is 92% S&P/8% BarCap, from 12-1-10 to 11-30-11, blend is 91% S&P/9% BarCap and from 12-1-11 to 2-29-12, blend is 89% S&P/11% BarCap.

2Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

Past performance is no guarantee of future results.

This commentary reflects the views of the portfolio management team through the end of the period discussed in this report. The team’s statements reflect its own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

10 Lifecycle 2030 Portfolio | Semiannual report

	Class R1[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]

Start date	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Ending balance	$10,912	$10,944	$11,119	$11,296	$10,673	$11,294

Index 1	11,128	11,128	11,128	11,128	11,128	11,128

Index 2	13,949	13,949	13,949	13,949	13,949	13,949

Index 3	11,280	11,280	11,280	11,280	11,280	11,280

Index 1 — S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Index 2 — Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 — Blend of Indexes 1 & 2 that adjusts over time: from inception to 11-30-07 blend is 95% Index 1/5% Index 2, from 12-1-07 to 11-30-08 blend is 94% Index 1/6% Index 2, from 12-1-08 to 11-30-09 blend is 93% Index 1/7% Index 2, from 12-1-09 to 11-30-10 blend is 92% Index 1/8% Index 2, from 12-1-10 to 11-30-11 blend is 91% Index 1/9% Index 2 and from 12-1-11 to 2-29-12 blend is 89% Index 1/11% Index 2.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

Performance chart

Total returns with maximum sales charge for the period ended 2-29-12

	Class A	Class R1[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]

Average annual total returns — 1 year	–4.87%	0.02%	–0.03%	0.29%	0.60%	0.02%	0.65%

Average annual total returns — 5 year	–0.02%	0.78%	0.82%	1.13%	1.42%	0.35%	1.41%

Average annual total returns — Since inception[3]	0.91%	1.65%	1.70%	2.01%	2.31%	1.23%	2.30%

Cumulative returns — 6 months	3.18%	8.53%	8.47%	8.69%	8.79%	8.80%	8.86%

Cumulative returns — 1 year	–4.87%	0.02%	–0.03%	0.29%	0.60%	0.02%	0.65%

Cumulative returns — 5 year	–0.11%	3.96%	4.15%	5.76%	7.29%	1.76%	7.25%

Cumulative returns — Since inception[3]	4.98%	9.12%	9.44%	11.19%	12.96%	6.73%	12.94%

Performance figures assume all distributions are reinvested. Returns reflect a sales charge on Class A shares of 5%. Sales charges are not applicable for Class R1, Class R3, Class R4, Class R5, Class R6 and Class 1 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 12-31-12 for Class A, Class R1, Class R3, Class R4, Class R5 and Class R6 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For Class 1 shares the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class R1	Class R3	Class R4	Class R5	Class R6	Class 1
Net (%)	1.35	1.60	1.50	1.20	0.90	0.85	0.90
Gross (%)	1.42	2.23	2.14	4.63	1.64	1.39	0.90

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Portfolio’s prospectus.

2 The inception date for Class R6 shares is 9-1-11. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares.

3 From 10-30-06.

Semiannual report | Lifecycle 2030 Portfolio 11

John Hancock

Lifecycle 2025 Portfolio

Goal and strategy

To seek high total return until the Portfolio’s target retirement date. Under normal market conditions, the Portfolio invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2025.

Asset Allocation

Equity	78.7% of Total

U.S. Large Cap	44.7%

International Small Cap	10.8%

Emerging Markets	7.2%

U.S. Mid Cap	5.9%

U.S. Small Cap	2.8%

Natural Resources	2.5%

Real Estate	2.0%

Large Blend	1.5%

Health Sciences	1.0%

Small Growth	0.3%

Fixed Income	18.5% of Total

Multi-Sector Bond	5.7%

High-Yield Bond	5.1%

Intermediate Bond	3.9%

Bank Loan	2.1%

Global Bond	1.0%

Treasury Inflation-
Protected Securities	0.7%

Alternative	2.8% of Total

As a percentage of net assets on 2-29-12.

Portfolio results

For the six months ended February 29, 2012, John Hancock Lifecycle 2025 Portfolio’s Class A, Class R1, Class R3, Class R4, Class R5, Class R6 and Class 1 shares returned 8.27%, 8.24%, 8.18%, 8.29%, 8.52%, 8.52% and 8.46%, respectively, excluding sales charges. In comparison, the S&P 500 Index returned 13.31% over the same period and the Barclays Capital U.S. Aggregate Bond Index returned 2.73%. A blended index, which rolls down in its equity weighting to match the Portfolio’s glidepath, returned 11.42%.1 The average fund in Morningstar, Inc.’s Target-Date 2021–2025 category returned 7.19%.2

Performance review

The Portfolio outperformed its Morningstar category average but trailed its blended benchmark. The Portfolio is designed to provide investors with broad exposure to asset classes we believe will contribute to building wealth over time. However, during this period, global diversification was not rewarded. In particular, favorable results from weightings in fixed-income sectors such as high-yield bonds, bank loans and multi-sector bonds were outweighed by the negative impact of a number of non-U.S. equity sectors, such as international large-cap stocks, emerging markets and global natural resources. The Portfolio also maintained a modest allocation to an absolute return strategy, which met our expectations of risk reduction and downside protection, but nevertheless trailed the Portfolio’s blended benchmark.

To a lesser extent, manager selection for the underlying funds also detracted from performance relative to the blended benchmark. Emerging Markets Fund (DFA) underperformed, as its tilt toward smaller companies detracted. In the large-cap equity space, Global Shareholder Yield Fund (Epoch), which had enjoyed strong relative performance in the past, was hampered by investors’ waning emphasis on quality. Natural Resources Fund (Wellington) also detracted.

Conversely, the Portfolio’s performance benefited from its stake in Currency Strategies Fund (First Quadrant). The fund’s negative stance on the Swiss franc was timely in view of the Swiss National Bank’s September announcement of its plan to peg the currency to the euro, in effect devaluing the franc. The Portfolio’s results were also lifted by Health Sciences Fund (T. Rowe Price), which was a small position that nevertheless posted a strong contribution to return, driven by an overweighting and favorable stock picking in the biotechnology industry.

1The blended index is comprised of the S&P 500 Index (S&P) and the Barclays Capital U.S. Aggregate Bond Index (BarCap) and it adjusts over time: from inception to 11-30-07 blend is 89% S&P/11% BarCap, from 12-1-07 to 11-30-08, blend is 88% S&P/12% BarCap, from 12-1-08 to 11-30-09, blend is 86% S&P/14% BarCap, from 12-1-09 to 11-30-10, blend is 85% S&P/15% BarCap, from 12-1-10 to 11-30-11, blend is 83% S&P/17% BarCap and from 12-1-11 to 2-29-12, blend is 81% S&P/19% BarCap.

2Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

Past performance is no guarantee of future results.

This commentary reflects the views of the portfolio management team through the end of the period discussed in this report. The team’s statements reflect its own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

12 Lifecycle 2025 Portfolio | Semiannual report

	Class R1[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]

Start date	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Ending balance	$11,062	$11,095	$11,271	$11,439	$10,859	$11,437

Index 1	11,128	11,128	11,128	11,128	11,128	11,128

Index 2	13,949	13,949	13,949	13,949	13,949	13,949

Index 3	11,451	11,451	11,451	11,451	11,451	11,451

Index 1 — S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Index 2 — Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 — Blend of Indexes 1 & 2 that adjusts over time: from inception to 11-30-07 blend is 89% Index 1/11% Index 2, from 12-1-07 to 11-30-08 blend is 88% Index 1/12% Index 2, from 12-1-08 to 11-30-09 blend is 86% Index 1/14% Index 2, from 12-1-09 to 11-30-10 blend is 85% Index 1/15% Index 2, from 12-1-10 to 11-30-11 blend is 83% Index 1/17% Index 2 and from 12-1-11 to 2-29-12 blend is 81% Index 1/19% Index 2.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

Performance chart

Total returns with maximum sales charge for the period ended 2-29-12

	Class A	Class R1[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]

Average annual total returns — 1 year	–4.23%	0.61%	0.56%	0.78%	1.20%	0.65%	1.14%

Average annual total returns — 5 year	0.27%	1.07%	1.13%	1.42%	1.71%	0.71%	1.70%

Average annual total returns — Since inception[3]	1.17%	1.91%	1.97%	2.27%	2.55%	1.56%	2.55%

Cumulative returns — 6 months	2.83%	8.24%	8.18%	8.29%	8.52%	8.52%	8.46%

Cumulative returns — 1 year	–4.23%	0.61%	0.56%	0.78%	1.20%	0.65%	1.14%

Cumulative returns — 5 year	1.36%	5.48%	5.77%	7.29%	8.83%	3.59%	8.81%

Cumulative returns — Since inception[3]	6.43%	10.62%	10.95%	12.71%	14.39%	8.59%	14.37%

Performance figures assume all distributions are reinvested. Returns reflect a sales charge on Class A shares of 5%. Sales charges are not applicable for Class R1, Class R3, Class R4, Class R5, Class R6 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 12-31-12 for Class A, Class R1, Class R3, Class R4, Class R5 and Class R6 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For Class 1 shares the net expenses equal the gross expenses. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The expense ratios are as follows:

	Class A	Class R1	Class R3	Class R4	Class R5	Class R6	Class 1
Net (%)	1.33	1.58	1.48	1.18	0.88	0.84	0.89
Gross (%)	1.41	2.28	2.02	2.62	1.39	1.31	0.89

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Portfolio’s prospectus.

2 The inception date for Class R6 shares is 9-1-11. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares.

3 From 10-30-06.

Semiannual report | Lifecycle 2025 Portfolio 13

John Hancock

Lifecycle 2020 Portfolio

Goal and strategy

To seek high total return until the Portfolio’s target retirement date. Under normal market conditions, the Portfolio invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2020.

Asset Allocation

Equity	67.8% of Total

U.S. Large Cap	39.7%

International Large Cap	6.3%

Emerging Markets	5.9%

U.S. Mid Cap	4.8%

U.S. Small Cap	2.7%

International Small Cap	2.2%

Natural Resources	2.1%

Real Estate	1.9%

Large Blend	1.2%

Health Sciences	1.0%

Fixed Income	29.4% of Total

Multi-Sector Bond	8.9%

Intermediate Bond	7.3%

High-Yield Bond	6.5%

Bank Loan	3.4%

Global Bond	2.0%

Treasury Inflation-
Protected Securities	1.3%

Alternative	2.8% of Total

As a percentage of net assets on 2-29-12.

Portfolio results

For the six months ended February 29, 2012, John Hancock Lifecycle 2020 Portfolio’s Class A, Class R1, Class R3, Class R4, Class R5, Class R6 and Class 1 shares returned 7.72%, 7.68%, 7.62%, 7.85%, 8.05%, 7.95% and 8.00%, respectively, excluding sales charges. In comparison, the S&P 500 Index returned 13.31% over the same period and the Barclays Capital U.S. Aggregate Bond Index returned 2.73%. A blended index, which rolls down in its equity weighting to match the Portfolio’s glidepath, returned 10.30%.1 The average fund in Morningstar, Inc.’s Target-Date 2016–2020 category returned 6.52%.2

Performance review

The Portfolio outperformed its Morningstar category average but trailed its blended benchmark. The Portfolio is designed to provide investors with broad exposure to asset classes we believe will contribute to building wealth over time. However, during this period, global diversification was not rewarded. In particular, favorable results from weightings in fixed-income sectors such as high-yield bonds, bank loans and multi-sector bonds were outweighed by the negative impact of a number of non-U.S. equity sectors, such as international large-cap stocks, emerging markets and global natural resources. The Portfolio also maintained a modest allocation to an absolute return strategy, which met our expectations of risk reduction and downside protection, but nevertheless trailed the Portfolio’s blended benchmark.

To a lesser extent, manager selection for the underlying funds also detracted from performance relative to the blended benchmark. Emerging Markets Fund (DFA) underperformed, as its tilt toward smaller companies detracted. In the large-cap equity space, Global Shareholder Yield Fund (Epoch), which had enjoyed strong relative performance in the past, was hampered by investors’ waning emphasis on quality. Natural Resources Fund (Wellington) also detracted.

Conversely, the Portfolio’s performance benefited from its stake in Currency Strategies Fund (First Quadrant). The fund’s negative stance on the Swiss franc was timely in view of the Swiss National Bank’s September announcement of its plan to peg the currency to the euro, in effect devaluing the franc. The Portfolio’s results were also lifted by Health Sciences Fund (T. Rowe Price), which was a small position that nevertheless posted a strong contribution to return, driven by an overweighting and favorable stock picking in the biotechnology industry.

1The blended index is comprised of the S&P 500 Index (S&P) and the Barclays Capital U.S. Aggregate Bond Index (BarCap) and it adjusts over time: from inception to 11-30-07 blend is 81% S&P/19% BarCap, from 12-1-07 to 11-30-08, blend is 79% S&P/21% BarCap, from 12-1-08 to 11-30-09, blend is 77% S&P/23% BarCap, from 12-1-09 to 11-30-10, blend is 74% S&P/26% BarCap, from 12-1-10 to 11-30-11, blend is 72% S&P/28% BarCap and from 12-1-11 to 2-29-12, blend is 70% S&P/30% BarCap.

2Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

Past performance is no guarantee of future results.

This commentary reflects the views of the portfolio management team through the end of the period discussed in this report. The team’s statements reflect its own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

14 Lifecycle 2020 Portfolio | Semiannual report

	Class R1[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]

Start date	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Ending balance	$11,343	$11,376	$11,545	$11,749	$11,100	$11,736

Index 1	11,128	11,128	11,128	11,128	11,128	11,128

Index 2	13,949	13,949	13,949	13,949	13,949	13,949

Index 3	11,722	11,722	11,722	11,722	11,722	11,722

Index 1 — S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Index 2 — Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 — Blend of Indexes 1 & 2 that adjusts over time: from inception to 11-30-07 blend is 81% Index 1/19% Index 2, from 12-1-07 to 11-30-08 blend is 79% Index 1/21% Index 2, from 12-1-08 to 11-30-09 blend is 77% Index 1/23% Index 2, from 12-1-09 to 11-30-10 blend is 74% Index 1/26% Index 2, from 12-1-10 to 11-30-11 blend is 72% Index 1/28% Index 2 and from 12-1-11 to 2-29-12 blend is 70% Index 1/30% Index 2.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

Performance chart

Total returns with maximum sales charge for the period ended 2-29-12

	Class A	Class R1[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]

Average annual total returns — 1 year	–3.76%	1.20%	1.25%	1.57%	1.88%	1.20%	1.83%

Average annual total returns — 5 year	0.77%	1.61%	1.67%	1.94%	2.29%	1.19%	2.24%

Average annual total returns — Since inception[3]	1.61%	2.39%	2.44%	2.73%	3.06%	1.97%	3.04%

Cumulative returns — 6 months	2.38%	7.68%	7.62%	7.85%	8.05%	7.95%	8.00%

Cumulative returns — 1 year	–3.76%	1.20%	1.25%	1.57%	1.88%	1.20%	1.83%

Cumulative returns — 5 year	3.90%	8.34%	8.64%	10.09%	11.98%	6.08%	11.74%

Cumulative returns — Since inception[3]	8.91%	13.43%	13.76%	15.45%	17.49%	11.00%	17.36%

Performance figures assume all distributions are reinvested. Returns reflect a sales charge on Class A shares of 5%. Sales charges are not applicable for Class R1, Class R3, Class R4, Class R5, Class R6 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 12-31-12 for Class A, Class R1, Class R3, Class R4, Class R5 and Class R6 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For Class 1 shares the net expenses equal the gross expenses. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The expense ratios are as follows:

	Class A	Class R1	Class R3	Class R4	Class R5	Class R6	Class 1
Net (%)	1.32	1.57	1.47	1.18	0.87	0.83	0.88
Gross (%)	1.39	2.21	1.89	6.32	1.44	1.33	0.88

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Portfolio’s prospectus.

2 The inception date for Class R6 shares is 9-1-11. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares.

3 From 10-30-06.

Semiannual report | Lifecycle 2020 Portfolio 15

John Hancock

Lifecycle 2015 Portfolio

Goal and strategy

To seek high total return until the Portfolio’s target retirement date. Under normal market conditions, the Portfolio invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2015.

Asset Allocation

Equity	55.8% of Total

U.S. Large Cap	33.5%

International Large Cap	5.0%

Emerging Markets	4.4%

U.S. Mid Cap	3.8%

U.S. Small Cap	2.3%

Real Estate	1.7%

International Small Cap	1.6%

Natural Resources	1.6%

Health Sciences	1.1%

Large Blend	0.8%

Fixed Income	41.5% of Total

Intermediate Bond	12.2%

Multi-Sector Bond	12.2%

High-Yield Bond	7.1%

Bank Loan	4.8%

Global Bond	3.2%

Treasury Inflation-
Protected Securities	2.0%

Alternative	2.7% of Total

As a percentage of net assets on 2-29-12.

Portfolio results

For the six months ended February 29, 2012, John Hancock Lifecycle 2015 Portfolio’s Class A, Class R1, Class R3, Class R4, Class R5, Class R6 and Class 1 shares returned 7.14%, 7.09%, 7.04%, 7.26%, 7.35%, 7.36% and 7.41%, respectively, excluding sales charges. In comparison, the S&P 500 Index returned 13.31% over the same period and the Barclays Capital U.S. Aggregate Bond Index returned 2.73%. A blended index, which rolls down in its equity weighting to match the Portfolio’s glidepath, returned 9.05%.1 The average fund in Morningstar, Inc.’s Target-Date 2011–2015 category returned 5.84%.2

Performance review

The Portfolio outperformed its Morningstar category average but trailed its blended benchmark. The Portfolio is designed to provide investors with broad exposure to asset classes we believe will contribute to building wealth over time. However, during this period, global diversification was not rewarded. In particular, favorable results from weightings in fixed-income sectors such as high-yield bonds, bank loans and multi-sector bonds were outweighed by the negative impact of a number of non-U.S. equity sectors, such as international large-cap stocks, emerging markets and global natural resources. The Portfolio also maintained a modest allocation to an absolute return strategy, which met our expectations of risk reduction and downside protection, but nevertheless trailed the Portfolio’s blended benchmark.

To a lesser extent, manager selection for the underlying funds also detracted from performance relative to the blended benchmark. Emerging Markets Fund (DFA) underperformed, as its tilt toward smaller companies detracted. In the large-cap equity space, Global Shareholder Yield Fund (Epoch) and U.S. Equity Fund (GMO), both of which had enjoyed strong relative performance in the past, were hampered by investors’ waning emphasis on quality.

Conversely, the Portfolio’s performance benefited from its stake in Currency Strategies Fund (First Quadrant). The fund’s negative stance on the Swiss franc was timely in view of the Swiss National Bank’s September announcement of its plan to peg the currency to the euro, in effect devaluing the franc. The Portfolio’s results were also lifted by Health Sciences Fund (T. Rowe Price), which was a small position that nevertheless posted a strong contribution to return, driven by an overweighting and favorable stock picking in the biotechnology industry. Active Bond Fund (John Hancock/Declaration) also contributed.

1The blended index is comprised of the S&P 500 Index (S&P) and the Barclays Capital U.S. Aggregate Bond Index (BarCap) and it adjusts over time: from inception to 11-30-07 blend is 70% S&P/30% BarCap, from 12-1-07 to 11-30-08, blend is 67% S&P/33% BarCap, from 12-1-08 to 11-30-09, blend is 65% S&P/35% BarCap, from 12-1-09 to 11-30-10, blend is 62% S&P/38% BarCap, from 12-1-10 to 11-30-11, blend is 60% S&P/40% BarCap and from 12-1-11 to 2-29-12, blend is 58% S&P/42% BarCap.

2Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

Past performance is no guarantee of future results.

This commentary reflects the views of the portfolio management team through the end of the period discussed in this report. The team’s statements reflect its own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

16 Lifecycle 2015 Portfolio | Semiannual report

	Class R1[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]

Start date	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Ending balance	11,530	$11,552	$11,734	$11,930	$11,175	$11,925

Index 1	11,128	11,128	11,128	11,128	11,128	11,128

Index 2	13,949	13,949	13,949	13,949	13,949	13,949

Index 3	12,100	12,100	12,100	12,100	12,100	12,100

Index 1 — S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Index 2 — Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 — Blend of Indexes 1 & 2 that adjusts over time: from inception to 11-30-07 blend is 70% Index 1/30% Index 2, from 12-1-07 to 11-30-08 blend is 67% Index 1/33% Index 2, from 12-1-08 to 11-30-09 blend is 65% Index 1/35% Index 2, from 12-1-09 to 11-30-10 blend is 62% Index 1/38% Index 2, from 12-1-10 to 11-30-11 blend is 60% Index 1/40% Index 2 and from 12-1-11 to 2-29-12 blend is 58% Index 1/42% Index 2.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

Performance chart

Total returns with maximum sales charge for the period ended 2-29-12

	Class A	Class R1[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]

Average annual total returns — 1 year	–2.99%	2.08%	2.03%	2.35%	2.66%	1.88%	2.61%

Average annual total returns — 5 year	1.13%	1.98%	2.02%	2.31%	2.64%	1.37%	2.61%

Average annual total returns — Since inception[3]	1.92%	2.70%	2.74%	3.04%	3.36%	2.10%	3.35%

Cumulative returns — 6 months	1.82%	7.09%	7.04%	7.26%	7.35%	7.36%	7.41%

Cumulative returns — 1 year	–2.99%	2.08%	2.03%	2.35%	2.66%	1.88%	2.61%

Cumulative returns — 5 year	5.77%	10.31%	10.51%	12.08%	13.89%	7.04%	13.73%

Cumulative returns — Since inception[3]	10.69%	15.30%	15.52%	17.34%	19.30%	11.75%	19.25%

Performance figures assume all distributions are reinvested. Returns reflect a sales charge on Class A shares of 5%. Sales charges are not applicable for Class R1, Class R3, Class R4, Class R5, Class R6 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 12-31-12 for Class A, Class R1, Class R3, Class R4, Class R5 and Class R6 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For Class 1 shares the net expenses equal the gross expenses. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The expense ratios are as follows:

	Class A	Class R1	Class R3	Class R4	Class R5	Class R6	Class 1
Net (%)	1.32	1.57	1.47	1.17	0.87	0.82	0.87
Gross (%)	1.40	2.51	2.07	11.90	1.97	1.53	0.87

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Portfolio’s prospectus.

2 The inception date for Class R6 shares is 9-1-11. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares.

3 From 10-30-06.

Semiannual report | Lifecycle 2015 Portfolio 17

John Hancock

Lifecycle 2010 Portfolio

Goal and strategy

To seek high total return until the Portfolio’s target retirement date. Under normal market conditions, the Portfolio invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2010.

Asset Allocation

Equity	45.3% of Total

U.S. Large Cap	28.0%

International Large Cap	4.0%

Emerging Markets	3.1%

U.S. Mid Cap	3.0%

U.S. Small Cap	1.6%

Real Estate	1.5%

Natural Resources	1.2%

International Small Cap	1.2%

Health Sciences	1.1%

Large Blend	0.6%

Fixed Income	52.0% of Total

Intermediate Bond	18.4%

Multi-Sector Bond	14.0%

High-Yield Bond	7.5%

Bank Loan	6.3%

Global Bond	3.5%

Treasury Inflation-
Protected Securities	2.3%

Alternative	2.7% of Total

As a percentage of net assets on 2-29-12.

Portfolio results

For the six months ended February 29, 2012, John Hancock Lifecycle 2010 Portfolio’s Class A, Class R1, Class R3, Class R4, Class R5, Class R6 and Class 1 shares returned 6.50%, 6.46%, 6.51%, 6.72%, 6.71%, 6.82% and 6.76%, respectively, excluding sales charges. In comparison, the S&P 500 Index returned 13.31% over the same period and the Barclays Capital U.S. Aggregate Bond Index returned 2.73%. A blended index, which rolls down in its equity weighting to match the Portfolio’s glidepath, returned 7.95%.1 The average fund in Morningstar, Inc.’s Target-Date 2000–2010 category returned 5.22%.2

Performance review

The Portfolio outperformed its Morningstar category average but trailed its blended benchmark. The Portfolio is designed to provide investors with broad exposure to asset classes we believe will contribute to building wealth over time. However, during this period, global diversification was not rewarded. In particular, favorable results from weightings in fixed-income sectors such as high-yield bonds, bank loans and multi-sector bonds were outweighed by the negative impact of a number of non-U.S. equity sectors, such as international large-cap stocks, emerging markets and global natural resources. The Portfolio also maintained a modest allocation to an absolute return strategy, which met our expectations of risk reduction and downside protection, but nevertheless trailed the Portfolio’s blended benchmark during this period.

To a lesser extent, manager selection for the underlying funds also detracted from performance relative to the blended benchmark. In the large-cap equity space, Global Shareholder Yield Fund (Epoch) and U.S. Equity Fund (GMO), both of which had enjoyed strong relative performance in the past, were hampered by investors’ waning emphasis on quality. In the case of Emerging Markets Fund (DFA), a tilt toward smaller companies detracted.

Conversely, the Portfolio’s performance benefited from its stake in Currency Strategies Fund (First Quadrant). The fund’s negative stance on the Swiss franc was timely in view of the Swiss National Bank’s September announcement of its plan to peg the currency to the euro, in effect devaluing the franc. The Portfolio’s results were also lifted by Global Bond Fund (PIMCO) and Health Sciences Fund (T. Rowe Price), the latter of which was a small position that nevertheless posted a strong contribution to return, driven by an overweighting and favorable stock picking in the biotechnology industry.

1The blended index is comprised of the S&P 500 Index (S&P) and the Barclays Capital U.S. Aggregate Bond Index (BarCap) and it adjusts over time: from inception to 11-30-07 blend is 58% S&P/42% BarCap from 12-1-07 to 11-30-08, blend is 56% S&P/44% BarCap, from 12-1-08 to 11-30-09, blend is 54% S&P/46% BarCap, from 12-1-09 to 11-30-10, blend is 52% S&P/48% BarCap, from 12-1-10 to 11-30-11, blend is 50% S&P/50% BarCap and from 12-1-11 to 2-29-12, blend is 47.5% S&P/52.5% BarCap.

2Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

Past performance is no guarantee of future results.

This commentary reflects the views of the portfolio management team through the end of the period discussed in this report. The team’s statements reflect its own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

18 Lifecycle 2010 Portfolio | Semiannual report

	Class R1[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]

Start date	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06

Ending balance	$11,718	$11,763	$11,959	$12,133	$11,319	$12,137

Index 1	11,128	11,128	11,128	11,128	11,128	11,128

Index 2	13,949	13,949	13,949	13,949	13,949	13,949

Index 3	12,436	12,436	12,436	12,436	12,436	12,436

Index 1 — S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Index 2 — Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 — Blend of Indexes 1 & 2 that adjusts over time: from inception to 11-30-07 blend is 58% Index 1/42% Index 2, from 12-1-07 to 11-30-08 blend is 56% Index 1/44% Index 2, from 12-1-08 to 11-30-09 blend is 54% Index 1/46% Index 2, from 12-1-09 to 11-30-10 blend is 52% Index 1/48% Index 2, from 12-1-10 to 11-30-11 blend is 50% Index 1/50% Index 2 and from 12-1-11 to 2-29-12 blend is 47.5% Index 1/52.5% Index 2.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

Performance chart

Total returns with maximum sales charge for the period ended 2-29-12

	Class A	Class R1[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]

Average annual total returns — 1 year	–2.46%	2.49%	2.54%	2.85%	3.17%	2.42%	3.11%

Average annual total returns — 5 year	1.50%	2.34%	2.42%	2.73%	3.01%	1.67%	3.00%

Average annual total returns — Since inception[3]	2.24%	3.01%	3.09%	3.41%	3.69%	2.35%	3.69%

Cumulative returns — 6 months	1.21%	6.46%	6.51%	6.72%	6.71%	6.82%	6.76%

Cumulative returns — 1 year	–2.46%	2.49%	2.54%	2.85%	3.17%	2.42%	3.11%

Cumulative returns — 5 year	7.70%	12.27%	12.68%	14.40%	16.01%	8.62%	15.92%

Cumulative returns — Since inception[3]	12.55%	17.18%	17.63%	19.59%	21.33%	13.19%	21.37%

Performance figures assume all distributions are reinvested. Returns reflect a sales charge on Class A shares of 5%. Sales charges are not applicable for Class R1, Class R3, Class R4, Class R5, Class R6 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 12-31-12 for Class A, Class R1, Class R3, Class R4, Class R5 and Class R6 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For Class 1 shares the net expenses equal the gross expenses. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The expense ratios are as follows:

	Class A	Class R1	Class R3	Class R4	Class R5	Class R6	Class 1
Net (%)	1.31	1.56	1.46	1.16	0.86	0.82	0.86
Gross (%)	1.42	5.16	2.25	8.76	1.51	1.66	0.86

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

1 For certain types of investors as described in the Portfolio’s prospectus.

2 The inception date for Class R6 shares is 9-1-11. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares.

3 From 10-30-06.

Semiannual report | Lifecycle 2010 Portfolio 19

Your expenses

As a shareholder of a John Hancock Funds II Lifecycle Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Portfolio expenses. In addition to the operating expenses which each Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the operating expenses of the affiliated underlying funds in which the Portfolio invests. Because the affiliated underlying funds have varied operating expenses and transaction costs and each Portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the Portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the period and held for the entire period (September 1, 2011 through February 29, 2012).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

20 Lifecycle Portfolios | Semiannual report

Shareholder expense example chart

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		9-1-11	2-29-12	9-1-11–2-29-12	Expense Ratio[2]
Lifecycle 2045 Portfolio

Class A	Actual	$1,000.00	$1,089.40	$3.12	0.60%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	3.02	0.60%

Class R1	Actual	1,000.00	1,087.80	4.05	0.78%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.92	0.78%

Class R3	Actual	1,000.00	1,087.70	3.53	0.68%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.42	0.68%

Class R4	Actual	1,000.00	1,089.20	2.18	0.42%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.80	2.11	0.42%

Class R5	Actual	1,000.00	1,091.30	0.62	0.12%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.60	0.12%

Class R6	Actual	1,000.00	1,091.40	0.52	0.10%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.50	0.10%

Class 1	Actual	1,000.00	1,091.90	0.78	0.15%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.75	0.15%
Lifecycle 2040 Portfolio

Class A	Actual	$1,000.00	$1,088.20	$3.12	0.60%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	3.02	0.60%

Class R1	Actual	1,000.00	1,087.70	4.10	0.79%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.97	0.79%

Class R3	Actual	1,000.00	1,087.80	3.53	0.68%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.42	0.68%

Class R4	Actual	1,000.00	1,090.40	2.18	0.42%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.80	2.11	0.42%

Class R5	Actual	1,000.00	1,091.20	0.62	0.12%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.60	0.12%

Class R6	Actual	1,000.00	1,091.30	0.52	0.10%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.50	0.10%

Class 1	Actual	1,000.00	1,090.80	0.78	0.15%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.75	0.15%
Lifecycle 2035 Portfolio

Class A	Actual	$1,000.00	$1,088.00	$3.06	0.59%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.97	0.59%

Class R1	Actual	1,000.00	1,087.60	4.05	0.78%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.92	0.78%

Class R3	Actual	1,000.00	1,088.10	3.69	0.71%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.57	0.71%

Class R4	Actual	1,000.00	1,090.00	2.13	0.41%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.80	2.06	0.41%

Class R5	Actual	1,000.00	1,091.10	0.57	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.55	0.11%

Class R6	Actual	1,000.00	1,091.10	0.47	0.09%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.45	0.09%

Class 1	Actual	1,000.00	1,091.70	0.73	0.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.70	0.14%

Semiannual report | Lifecycle Portfolios 21

Shareholder expense example chart, continued

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		9-1-11	2-29-12	9-1-11–2-29-12	Expense Ratio[2]
Lifecycle 2030 Portfolio

Class A	Actual	$1,000.00	$1,085.50	$3.06	0.59%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.97	0.59%

Class R1	Actual	1,000.00	1,085.30	4.04	0.78%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.92	0.78%

Class R3	Actual	1,000.00	1,084.70	3.68	0.71%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.57	0.71%

Class R4	Actual	1,000.00	1,086.90	2.13	0.41%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.80	2.06	0.41%

Class R5	Actual	1,000.00	1,087.90	0.57	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.55	0.11%

Class R6	Actual	1,000.00	1,088.00	0.47	0.09%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.45	0.09%

Class 1	Actual	1,000.00	1,088.60	0.73	0.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.70	0.14%
Lifecycle 2025 Portfolio

Class A	Actual	$1,000.00	$1,082.70	$3.06	0.59%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.97	0.59%

Class R1	Actual	1,000.00	1,082.40	4.04	0.78%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.92	0.78%

Class R3	Actual	1,000.00	1,081.80	3.68	0.71%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.57	0.71%

Class R4	Actual	1,000.00	1,082.90	2.12	0.41%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.80	2.06	0.41%

Class R5	Actual	1,000.00	1,085.20	0.57	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.55	0.11%

Class R6	Actual	1,000.00	1,085.20	0.47	0.09%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.45	0.09%

Class 1	Actual	1,000.00	1,084.60	0.73	0.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.70	0.14%
Lifecycle 2020 Portfolio

Class A	Actual	$1,000.00	$1,077.20	$3.05	0.59%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.97	0.59%

Class R1	Actual	1,000.00	1,076.80	4.03	0.78%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.92	0.78%

Class R3	Actual	1,000.00	1,076.20	3.67	0.71%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.57	0.71%

Class R4	Actual	1,000.00	1,078.50	2.12	0.41%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.80	2.06	0.41%

Class R5	Actual	1,000.00	1,080.50	0.57	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.55	0.11%

Class R6	Actual	1,000.00	1,079.50	0.47	0.09%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.45	0.09%

Class 1	Actual	1,000.00	1,080.00	0.72	0.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.70	0.14%

22 Lifecycle Portfolios | Semiannual report

Shareholder expense example chart, continued

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		9-1-11	2-29-12	9-1-11–2-29-12	Expense Ratio[2]
Lifecycle 2015 Portfolio

Class A	Actual	$1,000.00	$1,071.40	$3.04	0.59%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.97	0.59%

Class R1	Actual	1,000.00	1,070.90	4.02	0.78%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.92	0.78%

Class R3	Actual	1,000.00	1,070.40	3.65	0.71%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.57	0.71%

Class R4	Actual	1,000.00	1,072.60	2.11	0.41%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.80	2.06	0.41%

Class R5	Actual	1,000.00	1,073.50	0.57	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.55	0.11%

Class R6	Actual	1,000.00	1,073.60	0.46	0.09%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.45	0.09%

Class 1	Actual	1,000.00	1,074.10	0.72	0.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.70	0.14%
Lifecycle 2010 Portfolio

Class A	Actual	$1,000.00	$1,065.00	$3.08	0.60%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	3.02	0.60%

Class R1	Actual	1,000.00	1,064.60	4.00	0.78%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.92	0.78%

Class R3	Actual	1,000.00	1,065.10	3.65	0.71%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.57	0.71%

Class R4	Actual	1,000.00	1,067.20	2.11	0.41%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.80	2.06	0.41%

Class R5	Actual	1,000.00	1,067.10	0.62	0.12%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.60	0.12%

Class R6	Actual	1,000.00	1,068.20	0.51	0.10%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.40	0.50	0.10%

Class 1	Actual	1,000.00	1,067.60	0.77	0.15%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.75	0.15%

1 Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (182) and divided by 366 (to reflect the one-half year period).

2 The Portfolios’ expense ratios do not include fees and expenses indirectly incurred by the underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolios. The range of expense ratios of the underlying funds held by the Portfolios was as follows:

Period	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle
ended	2045	2040	2035	2030	2025	2020	2015	2010
2-29-12	0.48%–1.45%	0.48%–1.45%	0.48%–1.45%	0.48%–1.45%	0.48%–1.45%	0.48%–1.45%	0.48%–1.45%	0.48%–1.45%

Semiannual report | Lifecycle Portfolios 23

F I N A N C I A L   S T A T E M E N T S

Portfolios’ investments

Investment companies

Underlying Funds’ Subadvisers

American Century Investment
Management, Inc.	(American Century)

Atlantis Investment Management
(Hong Kong) Ltd.	(Atlantis)

Columbia Management Investment
Advisers, LLC	(Columbia)

Davis Selected Advisers, L.P.	(Davis)

Declaration Management & Research LLC	(Declaration)

Deutsche Investment Management
Americas Inc.	(Deutsche)

Dimensional Fund Advisors LP	(DFA)

Epoch Investment Partners, Inc.	(Epoch)

First Quadrant, L.P.	(First Quadrant)

Franklin Mutual Advisers
Franklin Templeton Investments Corp.	(Franklin)
Templeton Investments Counsel, LLC

Frontier Capital Management Company, LLC	(Frontier)

Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)

Invesco Advisers, Inc.	(Invesco)

Jenninson Associates LLC	(Jennison)

John Hancock Asset Management*	(John Hancock)

Lord Abbett & Co. LLC	(Lord Abbett)

Pacific Investment Management Company LLC	(PIMCO)

Perimeter Capital Management	(Perimeter)

RCM Capital Management LLC	(RCM)

SSgA Funds Management, Inc.	(SSgA)

Standard Life Investments
(Corporate Funds) Limited	(Standard Life)

Stone Harbor Investment Partners LP	(Stone Harbor)

T. Rowe Price Associates, Inc.	(T. Rowe Price)

Wellington Management Company, LLP	(Wellington)

Wells Capital Management, Incorporated	(Wells Capital)

Western Asset Management Company	(WAMCO)

*Manulife Asset Management (US) LLC and Manulife Asset Management (North America) Limited are doing business as John Hancock Asset Management.

Lifecycle 2045 Portfolio

As of 2-29-12 (Unaudited)

	Shares	Value
Affiliated Investment Companies — 100.02%

EQUITY 92.75%

John Hancock Funds II (G) 88.57%

All Cap Value, Class NAV (Lord Abbett)	646,449	$7,259,622

Alpha Opportunities, Class NAV (Wellington)	1,015,381	10,742,736

Blue Chip Growth, Class NAV (T. Rowe Price)	661,579	15,520,643

Capital Appreciation, Class NAV (Jennison)	1,205,594	15,528,054

Capital Appreciation Value, Class NAV (T. Rowe Price)	1,956,635	21,288,186

China Emerging Leaders, Class NAV (Atlantis) (I)	240,305	2,701,028

Emerging Markets, Class NAV (DFA)	4,148,541	44,430,870

Equity-Income, Class NAV (T. Rowe Price)	479,881	7,222,202

Fundamental Value, Class NAV (Davis)	676,351	10,611,950

Global Real Estate, Class NAV (Deutsche)	1,116,273	8,204,608

Health Sciences, Class NAV (T. Rowe Price) (I)	454,043	5,503,007

Heritage, Class NAV (American Century)	499,252	3,824,273

Index 500, Class NAV (John Hancock2) (A)	14,503,962	146,925,135

International Equity Index, Class NAV (SSgA)	2,383,790	39,547,080

International Growth Stock, Class NAV (Invesco)	447,519	4,909,288

International Small Cap, Class NAV (Franklin)	308,912	4,612,050

International Small Company, Class NAV (DFA)	571,506	4,612,050

International Value, Class NAV (Franklin)	361,032	4,956,972

Mid Cap Growth Index, Class NAV (SSgA)	553,318	6,728,349

Mid Cap Stock, Class NAV (Wellington)	483,257	8,563,314

Mid Cap Value Equity, Class NAV (Columbia)	319,100	3,025,067

Mid Cap Value Index, Class NAV (SSgA)	605,320	6,676,682

Mid Value, Class NAV (T. Rowe Price)	488,109	6,125,772

Mutual Shares, Class NAV (Franklin)	649,010	7,262,427

Natural Resources, Class NAV (Wellington)	830,778	15,693,403

Real Estate Equity, Class NAV (T. Rowe Price)	313,812	2,742,717

Redwood, Class NAV (RCM)	490,987	5,302,655

Small Cap Growth, Class NAV (Wellington)	270,965	2,360,104

Small Cap Index, Class NAV (John Hancock2) (A)	469,271	6,522,870

Small Cap Value, Class NAV (Wellington)	178,514	2,940,131

Small Company Growth, Class NAV (Invesco) (I)	157,971	2,352,194

Small Company Value, Class NAV (T. Rowe Price)	143,797	3,925,656

Smaller Company Growth, Class NAV
(Frontier/John Hancock[2] (A)/Perimeter)	253,485	2,326,991

U.S. Equity, Class NAV (GMO)	1,957,218	21,274,962

Value, Class NAV (Invesco)	305,603	3,025,472

Value & Restructuring, Class NAV (Columbia)	568,741	6,392,650

John Hancock Funds III (G) 3.71%

Global Shareholder Yield, Class NAV (Epoch)	1,240,052	12,202,116

International Core, Class NAV (GMO)	175,126	4,868,511

Strategic Growth, Class NAV (John Hancock1) (A)	232,682	2,699,109

John Hancock Investment Trust (G) 0.47%

Small Cap Intrinsic Value, Class NAV
(John Hancock1) (A)	205,619	2,502,386

FIXED INCOME 4.50%

John Hancock Funds II (G) 4.50%

Active Bond, Class NAV
(John Hancock1/Declaration) (A)	80,789	826,468

Floating Rate Income, Class NAV (WAMCO)	339,413	3,170,117

Global Bond, Class NAV (PIMCO)	69,878	851,110

Global High Yield, Class NAV (Stone Harbor)	202,600	2,102,986

High Yield, Class NAV (WAMCO)	326,376	2,921,068

Multi Sector Bond, Class NAV (Stone Harbor)	239,406	2,446,729

Real Return Bond, Class NAV (PIMCO)	37,544	473,425

Spectrum Income, Class NAV (T. Rowe Price)	253,022	2,760,472

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	254,457	2,768,495

Total Return, Class NAV (PIMCO)	251,601	3,540,025

U.S. High Yield Bond, Class NAV (Wells Capital)	165,921	2,100,561

ALTERNATIVE 2.77%

John Hancock Funds (G) II 2.77%

Currency Strategies, Class NAV (First Quadrant) (I)	1,275,719	12,055,546

Global Absolute Return Strategies, Class NAV
(Standard Life) (I)	250,289	2,670,587

Total investments
(Cost $451,306,120) 100.02%		$532,600,881

Other assets and liabilities, net (0.02%)		(85,350)

TOTAL NET ASSETS 100.00%		$532,515,531

Percentages are based upon net assets.

See notes to financial statements

24 Lifecycle Portfolios | Semiannual report

Lifecycle 2040 Portfolio

As of 2-29-12 (Unaudited)

	Shares	Value
Affiliated Investment Companies — 100.02%

EQUITY 92.77%

John Hancock Funds II (G) 88.58%

All Cap Value, Class NAV (Lord Abbett)	634,844	$7,129,300

Alpha Opportunities, Class NAV (Wellington)	1,002,229	10,603,586

Blue Chip Growth, Class NAV (T. Rowe Price)	651,639	15,287,461

Capital Appreciation, Class NAV (Jennison)	1,191,157	15,342,105

Capital Appreciation Value, Class NAV (T. Rowe Price)	1,921,510	20,906,030

China Emerging Leaders, Class NAV (Atlantis) (I)	235,651	2,648,713

Emerging Markets, Class NAV (DFA)	4,111,005	44,028,862

Equity-Income, Class NAV (T. Rowe Price)	472,327	7,108,520

Fundamental Value, Class NAV (Davis)	666,123	10,451,471

Global Real Estate, Class NAV (Deutsche)	1,098,491	8,073,910

Health Sciences, Class NAV (T. Rowe Price) (I)	445,297	5,396,996

Heritage, Class NAV (American Century)	494,735	3,789,671

Index 500, Class NAV (John Hancock2) (A)	14,270,335	144,558,496

International Equity Index, Class NAV (SSgA)	2,347,633	38,947,231

International Growth Stock, Class NAV (Invesco)	440,929	4,836,988

International Small Cap, Class NAV (Franklin)	306,117	4,570,321

International Small Company, Class NAV (DFA)	566,335	4,570,321

International Value, Class NAV (Franklin)	357,766	4,912,122

Mid Cap Growth Index, Class NAV (SSgA)	547,775	6,660,940

Mid Cap Stock, Class NAV (Wellington)	478,885	8,485,834

Mid Cap Value Equity, Class NAV (Columbia)	313,998	2,976,698

Mid Cap Value Index, Class NAV (SSgA)	594,254	6,554,622

Mid Value, Class NAV (T. Rowe Price)	479,186	6,013,784

Mutual Shares, Class NAV (Franklin)	638,261	7,142,143

Natural Resources, Class NAV (Wellington)	817,546	15,443,448

Real Estate Equity, Class NAV (T. Rowe Price)	308,075	2,692,575

Redwood, Class NAV (RCM)	482,173	5,207,464

Small Cap Growth, Class NAV (Wellington)	268,513	2,338,750

Small Cap Index, Class NAV (John Hancock2) (A)	460,692	6,403,622

Small Cap Value, Class NAV (Wellington)	175,251	2,886,380

Small Company Growth, Class NAV (Invesco) (I)	156,646	2,332,458

Small Company Value, Class NAV (T. Rowe Price)	141,168	3,853,889

Smaller Company Growth, Class NAV
(Frontier/John Hancock[2] (A)/Perimeter)	247,830	2,275,080

U.S. Equity, Class NAV (GMO)	1,924,638	20,920,811

Value, Class NAV (Invesco)	300,016	2,970,162

Value & Restructuring, Class NAV (Columbia)	552,987	6,215,569

John Hancock Funds III (G) 3.71%

Global Shareholder Yield, Class NAV (Epoch)	1,220,156	12,006,338

International Core, Class NAV (GMO)	172,537	4,796,538

Strategic Growth, Class NAV (John Hancock1) (A)	229,183	2,658,525

John Hancock Investment Trust (G) 0.48%

Small Cap Intrinsic Value, Class NAV
(John Hancock1) (A)	205,230	2,497,653

FIXED INCOME 4.49%

John Hancock Funds II (G) 4.49%

Active Bond, Class NAV
(John Hancock1/Declaration) (A)	79,377	812,030

Floating Rate Income, Class NAV (WAMCO)	340,528	3,180,536

Global Bond, Class NAV (PIMCO)	68,730	837,129

Global High Yield, Class NAV (Stone Harbor)	197,452	2,049,551

High Yield, Class NAV (WAMCO)	317,909	2,845,282

Multi Sector Bond, Class NAV (Stone Harbor)	235,019	2,401,899

Real Return Bond, Class NAV (PIMCO)	36,860	464,805

Spectrum Income, Class NAV (T. Rowe Price)	248,539	2,711,563

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	249,795	2,717,770

Total Return, Class NAV (PIMCO)	247,116	3,476,926

U.S. High Yield Bond, Class NAV (Wells Capital)	161,522	2,044,865

ALTERNATIVE 2.76%

John Hancock Funds II (G) 2.76%

Currency Strategies, Class NAV (First Quadrant) (I)	1,252,345	11,834,662

Global Absolute Return Strategies, Class NAV
(Standard Life)[1]	246,010	2,624,925

Total investments
(Cost $446,243,794) 100.02%		$524,497,330

Other assets and liabilities, net (0.02%)		(87,826)

TOTAL NET ASSETS 100.00%		$524,409,504

Percentages are based upon net assets.

Lifecycle 2035 Portfolio

As of 2-29-12 (Unaudited)

	Shares	Value
Affiliated Investment Companies — 100.01%

EQUITY 92.76%

John Hancock Funds II (G) 88.58%

All Cap Value, Class NAV (Lord Abbett)	828,341	$9,302,268

Alpha Opportunities, Class NAV (Wellington)	1,295,977	13,711,435

Blue Chip Growth, Class NAV (T. Rowe Price)	843,058	19,778,132

Capital Appreciation, Class NAV (Jennison)	1,545,404	19,904,800

Capital Appreciation Value, Class NAV (T. Rowe Price)	2,507,175	27,278,063

China Emerging Leaders, Class NAV (Atlantis) (I)	307,550	3,456,857

Emerging Markets, Class NAV (DFA)	5,379,954	57,619,307

Equity-Income, Class NAV (T. Rowe Price)	614,905	9,254,321

Fundamental Value, Class NAV (Davis)	865,982	13,587,263

Global Real Estate, Class NAV (Deutsche)	1,429,954	10,510,160

Health Sciences, Class NAV (T. Rowe Price) (I)	575,894	6,979,837

Heritage, Class NAV (American Century)	637,416	4,882,604

Index 500, Class NAV (John Hancock2) (A)	18,584,956	188,265,602

International Equity Index, Class NAV (SSgA)	3,045,972	50,532,676

International Growth Stock, Class NAV (Invesco)	572,554	6,280,923

International Small Cap, Class NAV (Franklin)	400,606	5,981,047

International Small Company, Class NAV (DFA)	736,493	5,943,502

International Value, Class NAV (Franklin)	468,198	6,428,352

Mid Cap Growth Index, Class NAV (SSgA)	710,577	8,640,617

Mid Cap Stock, Class NAV (Wellington)	626,702	11,105,167

Mid Cap Value Equity, Class NAV (Columbia)	408,769	3,875,132

Mid Cap Value Index, Class NAV (SSgA)	775,419	8,552,877

Mid Value, Class NAV (T. Rowe Price)	625,272	7,847,157

Mutual Shares, Class NAV (Franklin)	831,623	9,305,863

Natural Resources, Class NAV (Wellington)	1,065,471	20,126,748

Real Estate Equity, Class NAV (T. Rowe Price)	401,995	3,513,439

Redwood, Class NAV (RCM)	629,136	6,794,668

Small Cap Growth, Class NAV (Wellington)	351,396	3,060,655

Small Cap Index, Class NAV (John Hancock2) (A)	601,140	8,355,842

Small Cap Value, Class NAV (Wellington)	228,678	3,766,328

Small Company Growth, Class NAV (Invesco) (I)	203,255	3,026,469

Small Company Value, Class NAV (T. Rowe Price)	184,205	5,028,793

Smaller Company Growth, Class NAV
(Frontier/John Hancock[2] (A)/Perimeter)	321,177	2,948,403

U.S. Equity, Class NAV (GMO)	2,505,971	27,239,904

Value, Class NAV (Invesco)	391,480	3,875,651

Value & Restructuring, Class NAV (Columbia)	726,780	8,169,013

John Hancock Funds III (G) 3.71%

Global Shareholder Yield, Class NAV (Epoch)	1,588,967	15,635,437

International Core, Class NAV (GMO)	224,092	6,229,753

Strategic Growth, Class NAV (John Hancock1) (A)	296,505	3,439,463

John Hancock Investment Trust (G) 0.47%

Small Cap Intrinsic Value, Class NAV
(John Hancock1) (A)	266,279	3,240,619

FIXED INCOME 4.49%

John Hancock Funds II (G) 4.49%

Active Bond, Class NAV
(John Hancock1/Declaration) (A)	103,480	1,058,601

Floating Rate Income, Class NAV (WAMCO)	438,823	4,098,608

Global Bond, Class NAV (PIMCO)	89,364	1,088,450

Global High Yield, Class NAV (Stone Harbor)	258,593	2,684,197

High Yield, Class NAV (WAMCO)	416,578	3,728,375

Multi Sector Bond, Class NAV (Stone Harbor)	306,648	3,133,947

Real Return Bond, Class NAV (PIMCO)	48,089	606,397

Spectrum Income, Class NAV (T. Rowe Price)	324,089	3,535,813

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	325,927	3,546,089

Total Return, Class NAV (PIMCO)	322,269	4,534,320

U.S. High Yield Bond, Class NAV (Wells Capital)	211,777	2,681,101

ALTERNATIVE 2.76%

John Hancock Funds II (G) 2.76%

Currency Strategies, Class NAV (First Quadrant) (I)	1,634,034	15,441,620

Global Absolute Return Strategies, Class NAV
(Standard Life) (I)	320,419	3,418,869

Total investments
(Cost $581,581,501) 100.01%		$683,031,534

Other assets and liabilities, net (0.01%)		(92,091)

TOTAL NET ASSETS 100.00%		$682,939,443

Percentages are based upon net assets.

Semiannual report | Lifecycle Portfolios 25
See notes to financial statements

Lifecycle 2030 Portfolio

As of 2-29-12 (Unaudited)

	Shares	Value
Affiliated Investment Companies — 100.01%

EQUITY 86.81%

John Hancock Funds II (G) 82.67%

All Cap Value, Class NAV (Lord Abbett)	940,456	$10,561,326

Alpha Opportunities, Class NAV (Wellington)	1,479,751	15,655,765

Blue Chip Growth, Class NAV (T. Rowe Price)	938,063	22,006,956

Capital Appreciation, Class NAV (Jennison)	1,720,431	22,159,151

Capital Appreciation Value, Class NAV (T. Rowe Price)	3,219,636	35,029,641

China Emerging Leaders, Class NAV (Atlantis) (I)	388,263	4,364,079

Emerging Markets, Class NAV (DFA)	6,317,120	67,656,353

Equity-Income, Class NAV (T. Rowe Price)	700,858	10,547,907

Fundamental Value, Class NAV (Davis)	982,475	15,415,040

Global Real Estate, Class NAV (Deutsche)	1,784,697	13,117,520

Health Sciences, Class NAV (T. Rowe Price) (I)	724,589	8,782,016

Heritage, Class NAV (American Century)	783,678	6,002,977

Index 500, Class NAV (John Hancock2) (A)	22,086,123	223,732,421

International Equity Index, Class NAV (SSgA)	3,659,223	60,706,509

International Growth Stock, Class NAV (Invesco)	660,307	7,243,570

International Small Cap, Class NAV (Franklin)	452,264	6,752,297

International Small Company, Class NAV (DFA)	829,124	6,691,029

International Value, Class NAV (Franklin)	546,234	7,499,786

Mid Cap Growth Index, Class NAV (SSgA)	822,787	10,005,095

Mid Cap Stock, Class NAV (Wellington)	744,934	13,200,235

Mid Cap Value Equity, Class NAV (Columbia)	468,385	4,440,291

Mid Cap Value Index, Class NAV (SSgA)	895,061	9,872,527

Mid Value, Class NAV (T. Rowe Price)	770,641	9,671,543

Mutual Shares, Class NAV (Franklin)	907,796	10,158,232

Natural Resources, Class NAV (Wellington)	1,253,352	23,675,826

Real Estate Equity, Class NAV (T. Rowe Price)	496,184	4,336,645

Redwood, Class NAV (RCM)	775,653	8,377,057

Small Cap Growth, Class NAV (Wellington)	370,251	3,224,884

Small Cap Index, Class NAV (John Hancock2) (A)	728,199	10,121,961

Small Cap Value, Class NAV (Wellington)	253,412	4,173,696

Small Company Growth, Class NAV (Invesco) (I)	213,051	3,172,327

Small Company Value, Class NAV (T. Rowe Price)	192,035	5,242,543

Smaller Company Growth, Class NAV
(Frontier/John Hancock[2] (A)/Perimeter)	338,194	3,104,620

U.S. Equity, Class NAV (GMO)	3,176,312	34,526,510

Value, Class NAV (Invesco)	448,574	4,440,885

Value & Restructuring, Class NAV (Columbia)	869,884	9,777,496

John Hancock Funds III (G) 3.67%

Global Shareholder Yield, Class NAV (Epoch)	2,052,248	20,194,117

International Core, Class NAV (GMO)	259,949	7,226,589

Strategic Growth, Class NAV (John Hancock1) (A)	375,958	4,361,112

John Hancock Investment Trust (G) 0.47%

Small Cap Intrinsic Value, Class NAV
(John Hancock1) (A)	332,735	4,049,388

FIXED INCOME 10.45%

John Hancock Funds II (G) 10.45%

Active Bond, Class NAV
(John Hancock[1](A)/Declaration)	421,618	4,313,151

Floating Rate Income, Class NAV (WAMCO)	1,056,801	9,870,524

Global Bond, Class NAV (PIMCO)	353,780	4,309,040

Global High Yield, Class NAV (Stone Harbor)	734,805	7,627,274

High Yield, Class NAV (WAMCO)	1,291,951	11,562,965

Multi Sector Bond, Class NAV (Stone Harbor)	871,617	8,907,924

Real Return Bond, Class NAV (PIMCO)	235,652	2,971,571

Spectrum Income, Class NAV (T. Rowe Price)	891,586	9,727,205

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	896,643	9,755,475

Total Return, Class NAV (PIMCO)	981,704	13,812,576

U.S. High Yield Bond, Class NAV (Wells Capital)	601,776	7,618,477

ALTERNATIVE 2.75%

John Hancock Funds II (G) 2.75%

Currency Strategies, Class NAV (First Quadrant) (I)	2,064,255	19,507,208

Global Absolute Return Strategies, Class NAV
(Standard Life) (I)	404,781	4,319,016

Total investments
(Cost $739,206,983) 100.01%		$865,580,328

Other assets and liabilities, net (0.01%)		(93,779)

TOTAL NET ASSETS 100.00%		$865,486,549

Percentages are based upon net assets.

Lifecycle 2025 Portfolio

As of 2-29-12 (Unaudited)

	Shares	Value
Affiliated Investment Companies — 100.01%

EQUITY 78.78%

John Hancock Funds II (G) 74.76%

All Cap Value, Class NAV (Lord Abbett)	865,605	$9,720,741

Alpha Opportunities, Class NAV (Wellington)	1,402,357	14,836,938

Blue Chip Growth, Class NAV (T. Rowe Price)	857,425	20,115,193

Capital Appreciation, Class NAV (Jennison)	1,561,739	20,115,193

Capital Appreciation Value, Class NAV (T. Rowe Price)	3,828,424	41,653,257

China Emerging Leaders, Class NAV (Atlantis) (I)	447,017	5,024,476

Emerging Markets, Class NAV (DFA)	6,230,476	66,728,401

Equity-Income, Class NAV (T. Rowe Price)	670,976	10,098,184

Fundamental Value, Class NAV (Davis)	927,939	14,559,361

Global Real Estate, Class NAV (Deutsche)	2,013,951	14,802,539

Health Sciences, Class NAV (T. Rowe Price) (I)	830,960	10,071,236

Heritage, Class NAV (American Century)	768,268	5,884,936

Index 500, Class NAV (John Hancock2) (A)	23,565,562	238,719,140

International Equity Index, Class NAV (SSgA)	3,801,659	63,069,520

International Growth Stock, Class NAV (Invesco)	685,707	7,522,210

International Small Cap, Class NAV (Franklin)	407,888	6,089,769

International Small Company, Class NAV (DFA)	754,618	6,089,769

International Value, Class NAV (Franklin)	553,160	7,594,890

Mid Cap Growth Index, Class NAV (SSgA)	838,499	10,196,148

Mid Cap Stock, Class NAV (Wellington)	747,283	13,241,858

Mid Cap Value Equity, Class NAV (Columbia)	469,866	4,454,328

Mid Cap Value Index, Class NAV (SSgA)	907,844	10,013,517

Mid Value, Class NAV (T. Rowe Price)	787,578	9,884,107

Mutual Shares, Class NAV (Franklin)	867,419	9,706,413

Natural Resources, Class NAV (Wellington)	1,299,887	24,554,871

Real Estate Equity, Class NAV (T. Rowe Price)	567,722	4,961,893

Redwood, Class NAV (RCM)	928,851	10,031,591

Small Cap Growth, Class NAV (Wellington)	358,980	3,126,717

Small Cap Index, Class NAV (John Hancock2) (A)	614,369	8,539,723

Small Cap Value, Class NAV (Wellington)	214,403	3,531,217

Small Company Growth, Class NAV (Invesco) (I)	209,988	3,126,717

Small Company Value, Class NAV (T. Rowe Price)	205,621	5,613,460

Smaller Company Growth, Class NAV
(Frontier/John Hancock[2] (A)/Perimeter)	336,315	3,087,368

U.S. Equity, Class NAV (GMO)	3,832,514	41,659,432

Value, Class NAV (Invesco)	448,109	4,436,280

Value & Restructuring, Class NAV (Columbia)	832,224	9,354,201

John Hancock Funds III (G) 3.60%

Global Shareholder Yield, Class NAV (Epoch)	2,355,737	23,180,450

International Core, Class NAV (GMO)	268,835	7,473,600

Strategic Growth, Class NAV (John Hancock1) (A)	433,839	5,032,530

John Hancock Investment Trust (G) 0.42%

Small Cap Intrinsic Value, Class NAV
(John Hancock1) (A)	344,654	4,194,436

FIXED INCOME 18.47%

John Hancock Funds II (G) 18.47%

Active Bond, Class NAV
(John Hancock1/Declaration) (A)	934,551	9,560,454

Floating Rate Income, Class NAV (WAMCO)	2,266,293	21,167,172

Global Bond, Class NAV (PIMCO)	802,850	9,778,713

Global High Yield, Class NAV (Stone Harbor)	1,402,886	14,561,958

High Yield, Class NAV (WAMCO)	2,398,367	21,465,380

Multi Sector Bond, Class NAV (Stone Harbor)	1,788,500	18,278,473

Real Return Bond, Class NAV (PIMCO)	547,236	6,900,652

Spectrum Income, Class NAV (T. Rowe Price)	1,743,055	19,016,733

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	1,752,941	19,072,000

Total Return, Class NAV (PIMCO)	2,064,175	29,042,941

U.S. High Yield Bond, Class NAV (Wells Capital)	1,148,907	14,545,165

ALTERNATIVE 2.76%

John Hancock Funds II (G) 2.76%

Currency Strategies, Class NAV (First Quadrant) (I)	2,375,231	22,445,936

Global Absolute Return Strategies, Class NAV
(Standard Life) (I)	466,319	4,975,621

Total investments
(Cost $855,858,048) 100.01%		$992,907,808

Other assets and liabilities, net (0.01%)		(100,621)

TOTAL NET ASSETS 100.00%		$992,807,187

Percentages are based upon net assets.

26 Lifecycle Portfolios | Semiannual report
See notes to financial statements

Lifecycle 2020 Portfolio

As of 2-29-12 (Unaudited)

	Shares	Value
Affiliated Investment Companies — 100.01%

EQUITY 67.87%

John Hancock Funds II (G) 64.13%

All Cap Value, Class NAV (Lord Abbett)	639,442	$7,180,932

Alpha Opportunities, Class NAV (Wellington)	1,032,380	10,922,576

Blue Chip Growth, Class NAV (T. Rowe Price)	602,576	14,136,426

Capital Appreciation, Class NAV (Jennison)	1,097,549	14,136,426

Capital Appreciation Value, Class NAV (T. Rowe Price)	3,445,439	37,486,378

China Emerging Leaders, Class NAV (Atlantis) (I)	421,217	4,734,480

Emerging Markets Class NAV (DFA)	4,693,567	50,268,106

Equity-Income, Class NAV (T. Rowe Price)	538,241	8,100,533

Fundamental Value, Class NAV (Davis)	685,915	10,761,999

Global Real Estate, Class NAV (Deutsche)	1,741,876	12,802,788

Health Sciences, Class NAV (T. Rowe Price) (I)	794,423	9,628,407

Heritage, Class NAV (American Century)	608,603	4,661,897

Index 500, Class NAV (John Hancock2) (A)	19,605,360	198,602,299

International Equity Index, Class NAV (SSgA)	3,000,749	49,782,433

International Growth Stock, Class NAV (Invesco)	415,339	4,556,272

International Small Cap, Class NAV (Franklin)	298,948	4,463,298

International Small Company, Class NAV (DFA)	553,073	4,463,298

International Value, Class NAV (Franklin)	333,234	4,575,304

Mid Cap Growth Index, Class NAV (SSgA)	661,568	8,044,667

Mid Cap Stock, Class NAV (Wellington)	557,140	9,872,529

Mid Cap Value Equity, Class NAV (Columbia)	345,546	3,275,771

Mid Cap Value Index, Class NAV (SSgA)	715,383	7,890,672

Mid Value, Class NAV (T. Rowe Price)	616,724	7,739,887

Mutual Shares, Class NAV (Franklin)	637,806	7,137,054

Natural Resources, Class NAV (Wellington)	1,024,637	19,355,390

Real Estate Equity, Class NAV (T. Rowe Price)	538,944	4,710,369

Redwood, Class NAV (RCM)	829,128	8,954,577

Small Cap Growth, Class NAV (Wellington)	649,241	5,654,891

Small Cap Index, Class NAV (John Hancock2) (A)	771,496	10,723,788

Small Company Value, Class NAV (T. Rowe Price)	201,391	5,497,964

U.S. Equity, Class NAV (GMO)	3,418,171	37,155,524

Value, Class NAV (Invesco)	329,710	3,264,128

Value & Restructuring, Class NAV (Columbia)	622,950	7,001,963

John Hancock Funds III (G) 3.34%

Global Shareholder Yield, Class NAV (Epoch)	2,215,072	21,796,306

International Core, Class NAV (GMO)	163,250	4,538,347

Strategic Growth, Class NAV (John Hancock1) (A)	412,397	4,783,801

John Hancock Investment Trust (G) 0.40%

Small Cap Intrinsic Value, Class NAV
(John Hancock1) (A)	307,272	3,739,495

FIXED INCOME 29.39%

John Hancock Funds II (G) 29.39%

Active Bond, Class NAV
(John Hancock1/Declaration) (A)	2,473,202	25,300,859

Floating Rate Income, Class NAV (WAMCO)	3,430,784	32,043,524

Global Bond, Class NAV (PIMCO)	1,542,398	18,786,406

Global High Yield, Class NAV (Stone Harbor)	1,677,816	17,415,731

High Yield, Class NAV (WAMCO)	2,880,151	25,777,354

Multi Sector Bond, Class NAV (Stone Harbor)	2,694,780	27,540,655

Real Return Bond, Class NAV (PIMCO)	954,388	12,034,833

Spectrum Income, Class NAV (T. Rowe Price)	2,519,426	27,486,934

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	2,533,715	27,566,818

Total Return, Class NAV (PIMCO)	3,021,641	42,514,488

U.S. High Yield Bond, Class NAV (Wells Capital)	1,372,778	17,379,367

ALTERNATIVE 2.75%

John Hancock Funds II (G) 2.75%

Currency Strategies, Class NAV (First Quadrant) (I)	2,223,229	21,009,509

Global Absolute Return Strategies, Class NAV
(Standard Life) (I)	436,568	4,658,178

Total investments
(Cost $806,099,587) 100.01%		$931,915,631

Other assets and liabilities, net (0.01%)		(110,430)

TOTAL NET ASSETS 100.00%		$931,805,201

Percentages are based upon net assets.

Lifecycle 2015 Portfolio

As of 2-29-12 (Unaudited)

	Shares	Value
Affiliated Investment Companies — 100.02%

EQUITY 55.77%

John Hancock Funds II (G) 52.73%

All Cap Value, Class NAV (Lord Abbett)	320,123	$3,594,983

Alpha Opportunities, Class NAV (Wellington)	505,630	5,349,569

Blue Chip Growth, Class NAV (T. Rowe Price)	240,092	5,632,566

Capital Appreciation, Class NAV (Jennison)	437,311	5,632,566

Capital Appreciation Value, Class NAV (T. Rowe Price)	2,160,038	23,501,213

China Emerging Leaders, Class NAV (Atlantis) (I)	280,350	3,151,134

Emerging Markets, Class NAV (DFA)	2,222,424	23,802,157

Equity-Income, Class NAV (T. Rowe Price)	268,996	4,048,388

Fundamental Value, Class NAV (Davis)	340,954	5,349,569

Global Real Estate, Class NAV (Deutsche)	1,010,511	7,427,255

Health Sciences, Class NAV (T. Rowe Price) (I)	540,572	6,551,730

Heritage, Class NAV (American Century)	339,872	2,603,418

Index 500, Class NAV (John Hancock2) (A)	10,764,599	109,045,392

International Equity Index, Class NAV (SSgA)	1,568,865	26,027,462

International Growth Stock, Class NAV (Invesco)	204,914	2,247,907

International Small Cap, Class NAV (Franklin)	145,899	2,178,271

International Small Company, Class NAV (DFA)	269,922	2,178,271

International Value, Class NAV (Franklin)	163,722	2,247,907

Mid Cap Growth Index, Class NAV (SSgA)	330,840	4,023,020

Mid Cap Stock, Class NAV (Wellington)	280,464	4,969,829

Mid Cap Value Equity, Class NAV (Columbia)	199,684	1,893,006

Mid Cap Value Index, Class NAV (SSgA)	364,734	4,023,020

Mid Value, Class NAV (T. Rowe Price)	325,281	4,082,272

Mutual Shares, Class NAV (Franklin)	277,866	3,109,323

Natural Resources, Class NAV (Wellington)	530,727	10,025,429

Real Estate Equity, Class NAV (T. Rowe Price)	350,921	3,067,052

Redwood, Class NAV (RCM)	490,863	5,301,323

Small Cap Growth, Class NAV (Wellington)	372,340	3,243,084

Small Cap Index, Class NAV (John Hancock2) (A)	536,165	7,452,694

Small Company Value, Class NAV (T. Rowe Price)	118,390	3,232,059

U.S. Equity, Class NAV (GMO)	2,172,988	23,620,377

Value, Class NAV (Invesco)	161,349	1,597,358

Value & Restructuring, Class NAV (Columbia)	282,861	3,179,356

John Hancock Funds III (G) 3.04%

Global Shareholder Yield, Class NAV (Epoch)	1,337,198	13,158,025

International Core, Class NAV (GMO)	80,860	2,247,907

Strategic Growth, Class NAV (John Hancock1) (A)	279,769	3,245,318

FIXED INCOME 41.50%

John Hancock Funds II (G) 41.50%

Active Bond, Class NAV
(John Hancock1/Declaration) (A)	3,368,198	34,456,661

Floating Rate Income, Class NAV (WAMCO)	3,168,690	29,595,567

Global Bond, Class NAV (PIMCO)	1,638,260	19,954,007

Global High Yield, Class NAV (Stone Harbor)	1,197,154	12,426,463

High Yield, Class NAV (WAMCO)	2,082,722	18,640,359

Multi Sector Bond, Class NAV (Stone Harbor)	2,431,760	24,852,591

Real Return Bond, Class NAV (PIMCO)	963,172	12,145,600

Spectrum Income, Class NAV (T. Rowe Price)	2,276,639	24,838,131

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	2,285,960	24,871,250

Total Return, Class NAV (PIMCO)	2,864,116	40,298,116

U.S. High Yield Bond, Class NAV (Wells Capital)	981,553	12,426,463

ALTERNATIVE 2.75%

John Hancock Funds II (G) 2.75%

Currency Strategies, Class NAV (First Quadrant) (I)	1,461,289	13,809,179

Global Absolute Return Strategies, Class NAV
(Standard Life) (I)	289,453	3,088,460

Total investments
(Cost $535,682,555) 100.02%		$613,443,057

Other assets and liabilities, net (0.02%)		(124,548)

TOTAL NET ASSETS 100.00%		$613,318,509

Percentages are based upon net assets.

Semiannual report | Lifecycle Portfolios 27
See notes to financial statements

Lifecycle 2010 Portfolio

As of 2-29-12 (Unaudited)

	Shares	Value
Affiliated Investment Companies — 100.02%

EQUITY 45.25%

John Hancock Funds II (G) 42.34%

All Cap Value, Class NAV (Lord Abbett)	157,985	$1,774,172

Alpha Opportunities, Class NAV (Wellington)	239,912	2,538,269

Blue Chip Growth, Class NAV (T. Rowe Price)	89,492	2,099,472

Capital Appreciation, Class NAV (Jennison)	163,003	2,099,472

Capital Appreciation Value, Class NAV (T.Rowe Price)	1,532,490	16,673,486

China Emerging Leaders, Class NAV (Atlantis) (I)	204,447	2,297,987

Emerging Markets, Class NAV (DFA)	1,063,989	11,395,323

Equity-Income, Class NAV (T. Rowe Price)	132,267	1,990,617

Fundamental Value, Class NAV (Davis)	161,776	2,538,269

Global Real Estate, Class NAV (Deutsche)	633,659	4,657,390

Health Sciences, Class NAV (T. Rowe Price) (I)	412,789	5,002,997

Index 500, Class NAV (John Hancock2) (A)	6,221,420	63,022,985

International Equity Index, Class NAV (SSgA)	908,607	15,073,785

International Growth Stock, Class NAV (Invesco)	105,603	1,158,470

International Small Company, Class NAV (DFA)	309,019	2,493,786

International Value, Class NAV (Franklin)	84,364	1,158,320

Mid Cap Growth Index, Class NAV (SSgA)	403,906	4,911,495

Mid Cap Stock, Class NAV (Wellington)	88,527	1,568,700

Mid Cap Value Index, Class NAV (SSgA)	447,013	4,930,549

Mid Value, Class NAV (T. Rowe Price)	125,112	1,570,160

Mutual Shares, Class NAV (Franklin)	148,256	1,658,988

Natural Resources, Class NAV (Wellington)	279,512	5,279,982

Real Estate Equity, Class NAV (T. Rowe Price)	246,568	2,155,007

Redwood, Class NAV (RCM)	338,812	3,659,165

Small Cap Growth, Class NAV (Wellington)	179,268	1,561,428

Small Cap Index, Class NAV (John Hancock2) (A)	283,741	3,943,996

Small Company Value, Class NAV (T. Rowe Price)	57,002	1,556,149

U.S. Equity, Class NAV (GMO)	1,511,019	16,424,777

Value & Restructuring, Class NAV (Columbia)	128,191	1,440,866

John Hancock Funds III (G) 2.91%

Global Shareholder Yield, Class NAV (Epoch)	934,556	9,196,031

International Core, Class NAV (GMO)	41,649	1,157,831

Strategic Growth, Class NAV (John Hancock1) (A)	210,905	2,446,496

FIXED INCOME 52.01%

John Hancock Funds II (G) 52.01%

Active Bond, Class NAV
(John Hancock1/Declaration) (A)	3,695,851	37,808,552

Floating Rate Income, Class NAV (WAMCO)	2,997,851	27,999,927

Global Bond, Class NAV (PIMCO)	1,264,269	15,398,795

Global High Yield, Class NAV (Stone Harbor)	909,932	9,445,094

High Yield, Class NAV (WAMCO)	1,569,635	14,048,233

Multi Sector Bond, Class NAV (Stone Harbor)	2,012,903	20,571,872

Real Return Bond, Class NAV (PIMCO)	795,940	10,036,801

Spectrum Income, Class NAV (T. Rowe Price)	1,885,598	20,571,872

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	1,890,797	20,571,872

Total Return, Class NAV (PIMCO)	3,081,262	43,353,356

U.S. High Yield Bond, Class NAV (Wells Capital)	746,058	9,445,093

ALTERNATIVE 2.76%

John Hancock Funds II (G) 2.76%

Currency Strategies, Class NAV (First Quadrant) (I)	1,050,388	9,926,168

Global Absolute Return Strategies, Class NAV
(Standard Life) (I)	210,853	2,249,805

Total investments
(Cost $394,373,930) 100.02%		$440,863,860

Other assets and liabilities, net (0.02%)		(89,220)

TOTAL NET ASSETS 100.00%		$440,774,640

Percentages are based upon net assets.

Footnote Legend:

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund’s subadviser is shown parenthetically.

(I) Non-income producing.

1 Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

2 Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

28 Lifecycle Portfolios | Semiannual report
See notes to financial statements

Financial statements

Statements of assets and liabilities 2-29-12 (Unaudited)

These Statements of assets and liabilities are the Portfolios’ balance sheets. They show the value of what each Portfolio owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share for each Portfolio. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

	Lifecycle	Lifecycle	Lifecycle
	2045 Portfolio	2040 Portfolio	2035 Portfolio

Assets

Investments in affiliated underlying funds, at value	$532,600,881	$524,497,330	$683,031,534
Cash	386	260	260
Receivable for investments sold	955,764	691,331	1,231,514
Receivable for fund shares sold	462,584	82,526	124,374
Dividends and interest receivable	43,616	43,069	55,877
Other assets	52,238	52,357	52,626
Total assets	534,115,469	525,366,873	684,496,185

Liabilities

Payable for investments purchased	45,207	44,639	57,919
Payable for fund shares repurchased	1,508,812	865,767	1,447,410
Payable to affiliates
Accounting and legal services fees	6,242	6,150	7,993
Transfer agent fees	2,347	2,560	3,314
Trustees’ fees	185	187	242
Due to adviser	152	232	358
Distribution and service fees	1,440	2,335	2,622
Other liabilities and accrued expenses	35,553	35,499	36,884
Total liabilities	1,599,938	957,369	1,556,742

Net assets

Paid-in capital	$463,240,156	$458,591,374	$600,009,663
Accumulated distributions in excess of net investment income	(44,367)	(47,103)	(56,775)
Accumulated net realized loss on investments	(11,975,019)	(12,388,303)	(18,463,478)
Net unrealized appreciation (depreciation) on investments	81,294,761	78,253,536	101,450,033
Net assets	$532,515,531	$524,409,504	$682,939,443
Investments in affiliated underlying funds, at cost	$451,306,120	$446,243,794	$581,581,501

Net asset value per share

The Portfolios have an unlimited number of shares authorized with no par value.
Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A: Net assets	$14,452,784	$15,089,242	$19,915,892
Shares outstanding	1,460,439	1,523,919	2,004,769
Net asset value and redemption price per share	$9.90	$9.90	$9.93
Class R1: Net assets	$1,300,020	$1,789,330	$2,438,448
Shares outstanding	131,506	180,917	245,693
Net asset value, offering price and redemption price per share	$9.89	$9.89	$9.92
Class R3: Net assets	$1,060,724	$2,765,605	$2,110,512
Shares outstanding	107,272	279,936	212,503
Net asset value, offering price and redemption price per share	$9.89	$9.88	$9.93
Class R4: Net assets	$656,517	$470,618	$1,050,380
Shares outstanding	66,252	47,512	105,405
Net asset value, offering price and redemption price per share	$9.91	$9.91	$9.97
Class R5: Net assets	$1,218,961	$2,075,064	$1,454,815
Shares outstanding	122,737	208,917	145,999
Net asset value, offering price and redemption price per share	$9.93	$9.93	$9.96
Class R6: Net assets	$106,999	$106,996	$107,011
Shares outstanding	10,787	10,787	10,741
Net asset value, offering price and redemption price per share	$9.92	$9.92	$9.96
Class 1: Net assets	$513,719,526	$502,112,649	$655,862,385
Shares outstanding	51,750,406	50,595,774	65,809,308
Net asset value, offering price and redemption price per share	$9.93	$9.92	$9.97

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[1]	$10.42	$10.42	$10.45

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

Semiannual report | Lifecycle Portfolios 29
See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of assets and liabilities 2-29-12 (Unaudited)

Continued

	Lifecycle	Lifecycle	Lifecycle
	2030 Portfolio	2025 Portfolio	2020 Portfolio

Assets

Investments in affiliated underlying funds, at value	$865,580,328	$992,907,808	$931,915,631
Cash	333	299	280
Receivable for investments sold	62,283	2,263,505	2,816,004
Receivable for fund shares sold	55,168	31,453	192,020
Dividends and interest receivable	150,368	303,413	429,843
Other assets	53,529	54,031	53,284
Total assets	865,902,009	995,560,509	935,407,062

Liabilities

Payable for investments purchased	155,866	314,467	445,456
Payable for fund shares repurchased	200,657	2,377,279	3,094,788
Payable to affiliates
Accounting and legal services fees	10,125	11,664	10,973
Transfer agent fees	4,741	5,307	5,710
Trustees’ fees	309	354	332
Due to adviser	473	540	785
Distribution and service fees	2,881	3,480	3,812
Other liabilities and accrued expenses	40,408	40,231	40,005
Total liabilities	415,460	2,753,322	3,601,861

Net assets

Paid-in capital	$767,449,240	$893,484,135	$842,048,483
Undistributed net investment income	94,270	381,306	654,746
Accumulated net realized loss on investments	(28,430,306)	(38,108,014)	(36,714,072)
Net unrealized appreciation (depreciation) on investments	126,373,345	137,049,760	125,816,044
Net assets	$865,486,549	$992,807,187	$931,805,201
Investments in affiliated underlying funds, at cost	$739,206,983	$855,858,048	$806,099,587

Net asset value per share

The Portfolios have an unlimited number of shares authorized with no par value.
Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A: Net assets	$27,522,440	$30,613,312	$33,496,075
Shares outstanding	2,797,980	3,108,739	3,388,764
Net asset value and redemption price per share	$9.84	$9.85	$9.88
Class R1: Net assets	$2,686,679	$2,741,061	$2,898,709
Shares outstanding	273,942	279,266	293,802
Net asset value, offering price and redemption price per share	$9.81	$9.82	$9.87
Class R3: Net assets	$3,059,010	$3,391,483	$4,155,147
Shares outstanding	311,756	345,375	420,947
Net asset value, offering price and redemption price per share	$9.81	$9.82	$9.87
Class R4: Net assets	$837,455	$1,081,393	$792,646
Shares outstanding	85,396	110,071	80,407
Net asset value, offering price and redemption price per share	$9.81	$9.82	$9.86
Class R5: Net assets	$3,511,443	$4,444,576	$6,152,121
Shares outstanding	357,923	452,916	622,932
Net asset value, offering price and redemption price per share	$9.81	$9.81	$9.88
Class R6: Net assets	$106,558	$105,938	$104,930
Shares outstanding	10,870	10,799	10,638
Net asset value, offering price and redemption price per share	$9.80	$9.81	$9.86
Class 1: Net assets	$827,762,964	$950,429,424	$884,205,573
Shares outstanding	84,410,055	96,841,445	89,594,717
Net asset value, offering price and redemption price per share	$9.81	$9.81	$9.87

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[1]	$10.36	$10.37	$10.40

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

30 Lifecycle Portfolios | Semiannual report
See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of assets and liabilities 2-29-12 (Unaudited)

Continued

	Lifecycle	Lifecycle
	2015 Portfolio	2010 Portfolio

Assets

Investments in affiliated underlying funds, at value	$613,443,057	$440,863,860
Cash	261	283
Receivable for investments sold	1,989,622	1,031,289
Receivable for fund shares sold	103,615	11,514
Dividends and interest receivable	373,594	320,780
Other assets	51,975	52,008
Total assets	615,962,124	442,279,734

Liabilities

Payable for investments purchased	387,158	332,346
Payable for fund shares repurchased	2,206,209	1,132,752
Payable to affiliates
Accounting and legal services fees	7,255	5,235
Transfer agent fees	4,558	3,257
Trustees’ fees	216	201
Due to adviser	646	183
Distribution and service fees	3,210	1,313
Other liabilities and accrued expenses	34,363	29,807
Total liabilities	2,643,615	1,505,094

Net assets

Paid-in capital	$568,007,018	$399,914,994
Undistributed net investment income	613,209	554,647
Accumulated net realized loss on investments	(33,062,220)	(6,184,931)
Net unrealized appreciation (depreciation) on investments	77,760,502	46,489,930
Net assets	$613,318,509	$440,774,640
Investments in affiliated underlying funds, at cost	$535,682,555	$394,373,930

Net asset value per share

The Portfolios have an unlimited number of shares authorized with no par value.
Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A: Net assets	$27,782,527	$18,148,135
Shares outstanding	2,841,605	1,837,791
Net asset value and redemption price per share	$9.78	$9.87
Class R1: Net assets	$1,326,151	$378,530
Shares outstanding	135,805	38,421
Net asset value, offering price and redemption price per share	$9.77	$9.85
Class R3: Net assets	$4,821,330	$2,229,009
Shares outstanding	493,866	226,050
Net asset value, offering price and redemption price per share	$9.76	$9.86
Class R4: Net assets	$168,327	$347,962
Shares outstanding	17,245	35,260
Net asset value, offering price and redemption price per share	$9.76	$9.87
Class R5: Net assets	$2,236,135	$3,628,556
Shares outstanding	228,854	367,849
Net asset value, offering price and redemption price per share	$9.77	$9.86
Class R6: Net assets	$103,869	$102,816
Shares outstanding	10,638	10,417
Net asset value, offering price and redemption price per share	$9.76	$9.87
Class 1: Net assets	$576,880,170	$415,939,632
Shares outstanding	59,060,930	42,135,157
Net asset value, offering price and redemption price per share	$9.77	$9.87

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[1]	$10.29	$10.39

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

Semiannual report | Lifecycle Portfolios 31
See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of operations For the six months ended 2-29-12 (Unaudited)

These Statements of operations summarize the Portfolios’ investment income earned and expenses directly incurred in operating each Portfolio. They also show net gains (losses) for the period stated.

	Lifecycle	Lifecycle	Lifecycle
	2045 Portfolio	2040 Portfolio	2035 Portfolio

Investment income

Income distributions received from affiliated underlying funds	$6,263,711	$6,141,281	$7,981,902

Expenses

Investment management fees	145,921	142,953	186,102
Distribution and service fees	139,829	144,353	184,847
Transfer agent fees	13,623	15,394	19,578
Accounting and legal services fees	36,093	35,319	45,854
State registration fees	42,156	41,913	42,019
Professional fees	19,869	20,881	21,811
Printing and postage	2,473	2,535	2,820
Custodian fees	5,934	5,934	5,934
Trustees’ fees	2,154	2,104	2,742
Registration and filing fees	17,285	16,217	16,839
Other	4,180	4,196	4,564

Total expenses before reductions and amounts recaptured	429,517	431,799	533,110

Net expense reductions and amounts recaptured	(52,290)	(53,163)	(55,201)
Total expenses	377,227	378,636	477,909

Net investment income	5,886,484	5,762,645	7,503,993

Realized and unrealized gain (loss)

Net realized gain on
Investments in affiliated underlying funds	(1,740,271)	(1,675,937)	(2,023,683)
Capital gain distributions received from affiliated underlying funds	7,079,854	6,950,144	9,039,335
	5,339,583	5,274,207	7,015,652
Change in net unrealized appreciation (depreciation) of
Investments in affiliated underlying funds	32,982,006	32,640,046	42,051,178

Net realized and unrealized gain	38,321,589	37,914,253	49,066,830

Increase in net assets from operations	$44,208,073	$43,676,898	$56,570,823

32 Lifecycle Portfolios | Semiannual report
See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of operations For the six months ended 2-29-12 (Unaudited)

Continued

	Lifecycle	Lifecycle	Lifecycle
	2030 Portfolio	2025 Portfolio	2020 Portfolio

Investment income

Income distributions received from affiliated underlying funds	$10,962,149	$14,122,368	$15,255,820

Expenses

Investment management fees	237,911	273,657	259,080
Distribution and service fees	238,318	274,028	267,202
Transfer agent fees	28,257	31,971	35,200
Accounting and legal services fees	58,626	67,607	64,047
State registration fees	42,242	43,902	43,847
Professional fees	21,862	23,720	23,383
Printing and postage	3,463	3,550	4,054
Custodian fees	5,934	5,934	5,934
Trustees’ fees	3,521	4,062	3,854
Registration and filing fees	20,260	18,302	18,023
Other	5,049	5,393	5,353

Total expenses before reductions and amounts recaptured	665,443	752,126	729,977
Net expense reductions and amounts recaptured	(59,444)	(62,711)	(62,614)

Total expenses	605,999	689,415	667,363

Net investment income	10,356,150	13,432,953	14,588,457

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in affiliated underlying funds	(2,595,912)	(566,382)	3,870,819
Capital gain distributions received from affiliated underlying funds	10,863,116	11,477,251	10,033,444
	8,267,204	10,910,869	13,904,263
Change in net unrealized appreciation (depreciation) of
Investments in affiliated underlying funds	50,986,651	52,474,063	39,473,483

Net realized and unrealized gain	59,253,855	63,384,932	53,377,746

Increase in net assets from operations	$69,610,005	$76,817,885	$67,966,203

Semiannual report | Lifecycle Portfolios 33
See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of operations For the six months ended 2-29-12 (Unaudited)

Continued

	Lifecycle	Lifecycle
	2015 Portfolio	2010 Portfolio

Investment income

Income distributions received from affiliated underlying funds	$11,597,394	$9,441,920

Expenses

Investment management fees	170,143	128,724
Distribution and service fees	190,355	136,644
Transfer agent fees	27,817	20,311
Accounting and legal services fees	43,374	32,829
State registration fees	42,747	41,914
Professional fees	21,573	20,829
Printing and postage	3,135	2,521
Custodian fees	5,934	5,934
Trustees’ fees	2,618	2,039
Registration and filing fees	15,527	13,198
Other	4,628	4,945

Total expenses before reductions and amounts recaptured	527,851	409,888

Net expense reductions and amounts recaptured	(51,311)	(48,391)
Total expenses	476,540	361,497

Net investment income	11,120,854	9,080,423

Realized and unrealized gain (loss)

Net realized gain on
Investments in affiliated underlying funds	3,565,395	6,437,882
Capital gain distributions received from affiliated underlying funds	6,363,896	3,775,331
	9,929,291	10,213,213
Change in net unrealized appreciation (depreciation) of
Investments in affiliated underlying funds	20,526,291	9,034,899

Net realized and unrealized gain	30,455,582	19,248,112

Increase in net assets from operations	$41,576,436	$28,328,535

34 Lifecycle Portfolios | Semiannual report
See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Portfolios’ net assets have changed during the last two periods. They reflect income less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Portfolio share transactions.

	Lifecycle 2045 Portfolio		Lifecycle 2040 Portfolio

	Six months ended		Six months ended
	2-29-12 (Unaudited)	Year ended 8-31-11	2-29-12 (Unaudited)	Year ended 8-31-11

Increase (decrease) in net assets

From operations

Net investment income	$5,886,484	$4,496,597	$5,762,645	$4,449,461
Net realized gain	5,339,583	8,207,374	5,274,207	8,043,061
Change in net unrealized appreciation	32,982,006	34,438,736	32,640,046	35,409,838
(depreciation)

Increase in net assets resulting from
operations	44,208,073	47,142,707	43,676,898	47,902,360

Distributions to shareholders
From net investment income
Class A	(99,170)	(55,685)	(107,281)	(62,031)
Class R1	(8,754)	(5,093)	(10,712)	(6,192)
Class R3	(7,054)	(4,419)	(18,910)	(12,677)
Class R4	(5,554)	(2,925)	(4,065)	(1,673)
Class R5	(13,429)	(5,796)	(20,698)	(8,720)
Class R6	(1,321)	—	(1,317)	—
Class 1	(5,881,017)	(4,453,329)	(5,723,135)	(4,398,788)
From net realized gain
Class A	(75,427)	(59,552)	(81,811)	(66,473)
Class R1	(8,254)	(6,741)	(10,138)	(8,213)
Class R3	(5,734)	(5,045)	(15,419)	(14,514)
Class R4	(3,359)	(2,487)	(2,463)	(1,428)
Class R5	(6,211)	(3,787)	(9,581)	(5,700)
Class R6	(611)	—	(610)	—
Class 1	(2,830,805)	(3,021,240)	(2,757,660)	(2,991,844)

Total distributions	(8,946,700)	(7,626,099)	(8,763,800)	(7,578,253)
From Portfolio share transactions	40,339,894	99,793,322	43,443,851	84,361,230

Total increase	75,601,267	139,309,930	78,356,949	124,685,337

Net assets

Beginning of period	456,914,264	317,604,334	446,052,555	321,367,218

End of period	$532,515,531	$456,914,264	$524,409,504	$446,052,555

Undistributed (accumulated
distributions in excess of) net
investment income	($44,367)	$85,448	($47,103)	$76,370

Semiannual report | Lifecycle Portfolios 35
See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

Continued

	Lifecycle 2035 Portfolio		Lifecycle 2030 Portfolio

	Six months ended		Six months ended
	2-29-12 (Unaudited)	Year ended 8-31-11	2-29-12 (Unaudited)	Year ended 8-31-11

Increase (decrease) in net assets

From operations

Net investment income	$7,503,993	$5,950,611	$10,356,150	$8,850,131
Net realized gain	7,015,652	10,846,119	8,267,204	12,919,505
Change in net unrealized appreciation
(depreciation)	42,051,178	47,912,470	50,986,651	60,349,555

Increase in net assets resulting
from operations	56,570,823	64,709,200	69,610,005	82,119,191

Distributions to shareholders

From net investment income
Class A	(141,216)	(85,254)	(244,919)	(158,609)
Class R1	(14,630)	(10,397)	(19,980)	(14,893)
Class R3	(13,392)	(8,973)	(22,866)	(14,386)
Class R4	(9,921)	(7,363)	(8,754)	(1,523)
Class R5	(14,386)	(11,729)	(35,742)	(24,341)
Class R6	(1,325)	—	(1,509)	—
Class 1	(7,483,861)	(5,881,665)	(10,872,087)	(8,400,670)
From net realized gain
Class A	(107,119)	(90,510)	(141,273)	(139,995)
Class R1	(13,743)	(13,634)	(13,660)	(15,683)
Class R3	(11,653)	(10,910)	(14,724)	(14,235)
Class R4	(5,989)	(6,235)	(4,178)	(1,106)
Class R5	(6,647)	(7,618)	(13,553)	(13,958)
Class R6	(612)	—	(572)	—
Class 1	(3,598,593)	(3,974,505)	(4,269,034)	(4,992,230)

Total distributions	(11,423,087)	(10,108,793)	(15,662,851)	(13,791,629)
From Portfolio share transactions	53,857,037	103,687,680	60,992,448	125,294,452

Total increase	99,004,773	158,288,087	114,939,602	193,622,014

Net assets

Beginning of period	583,934,670	425,646,583	750,546,947	556,924,933

End of period	$682,939,443	$583,934,670	$865,486,549	$750,546,947

Undistributed (accumulated
distributions in excess of) net
investment income	($56,775)	$117,963	$94,270	$943,977

36 Lifecycle Portfolios | Semiannual report
See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

Continued

	Lifecycle 2025 Portfolio		Lifecycle 2020 Portfolio

	Six months ended		Six months ended
	2-29-12 (Unaudited)	Year ended 8-31-11	2-29-12 (Unaudited)	Year ended 8-31-11

Increase (decrease) in net assets

From operations

Net investment income	$13,432,953	$13,189,978	$14,588,457	$16,960,823
Net realized gain	10,910,869	13,826,153	13,904,263	14,752,708
Change in net unrealized appreciation
(depreciation)	52,474,063	63,847,511	39,473,483	54,214,074

Increase in net assets resulting
from operations	76,817,885	90,863,642	67,966,203	85,927,605

Distributions to shareholders

From net investment income
Class A	(371,076)	(217,660)	(543,674)	(382,737)
Class R1	(31,480)	(20,104)	(41,672)	(32,194)
Class R3	(38,813)	(24,331)	(60,472)	(51,035)
Class R4	(15,188)	(10,866)	(14,621)	(3,004)
Class R5	(67,970)	(51,292)	(102,087)	(63,619)
Class R6	(1,846)	—	(2,316)	—
Class 1	(15,396,402)	(12,082,965)	(18,226,042)	(15,220,907)
From net realized gain
Class A	(144,739)	(141,903)	(154,011)	(184,096)
Class R1	(13,893)	(14,892)	(12,907)	(16,948)
Class R3	(16,411)	(17,241)	(18,164)	(26,047)
Class R4	(5,129)	(6,108)	(3,718)	(1,296)
Class R5	(19,112)	(23,891)	(22,511)	(23,761)
Class R6	(519)	—	(511)	—
Class 1	(4,453,367)	(5,793,623)	(4,110,255)	(5,814,859)

Total distributions	(20,575,945)	(18,404,876)	(23,312,961)	(21,820,503)
From Portfolio share transactions	71,833,147	141,240,583	60,901,218	106,449,723

Total increase	128,075,087	213,699,349	105,554,460	170,556,825

Net assets

Beginning of period	864,732,100	651,032,751	826,250,741	655,693,916

End of period	$992,807,187	$864,732,100	$931,805,201	$826,250,741

Undistributed net
investment income	$381,306	$2,871,128	$654,746	$5,057,173

Semiannual report | Lifecycle Portfolios 37
See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

Continued

	Lifecycle 2015 Portfolio		Lifecycle 2010 Portfolio

	Six months ended		Six months ended
	2-29-12 (Unaudited)	Year ended 8-31-11	2-29-12 (Unaudited)	Year ended 8-31-11

Increase (decrease) in net assets

From operations
Net investment income	$11,120,854	$14,176,994	$9,080,423	$14,742,445
Net realized gain	9,929,291	8,426,814	10,213,213	14,735,661
Change in net unrealized appreciation
(depreciation)	20,526,291	31,661,092	9,034,899	21,355,999

Increase in net assets resulting
from operations	41,576,436	54,264,900	28,328,535	50,834,105

Distributions to shareholders

From net investment income
Class A	(551,553)	(351,388)	(485,487)	(289,292)
Class R1	(36,362)	(29,776)	(9,447)	(10,254)
Class R3	(99,814)	(46,495)	(57,755)	(41,261)
Class R4	(3,501)	(1,727)	(9,377)	(2,183)
Class R5	(44,974)	(28,646)	(94,635)	(59,950)
Class R6	(2,809)	—	(3,361)	—
Class 1	(14,802,494)	(12,767,901)	(13,203,532)	(14,508,343)
From net realized gain
Class A	(116,469)	(122,542)	(69,662)	(73,096)
Class R1	(8,226)	(11,132)	(1,432)	(2,740)
Class R3	(22,056)	(16,975)	(8,594)	(10,819)
Class R4	(679)	(553)	(1,256)	(513)
Class R5	(7,771)	(8,162)	(11,524)	(12,848)
Class R6	(485)	—	(409)	—
Class 1	(2,605,084)	(3,705,993)	(1,632,625)	(3,148,858)

Total distributions	(18,302,277)	(17,091,290)	(15,589,096)	(18,160,157)
From Portfolio share transactions	26,658,050	69,579,170	(16,475,914)	(47,179,075)

Total increase (decrease)	49,932,209	106,752,780	(3,736,475)	(14,505,127)

Net assets

Beginning of period	563,386,300	456,633,520	444,511,115	459,016,242

End of period	$613,318,509	$563,386,300	$440,774,640	$444,511,115

Undistributed net investment
income	$613,209	$5,033,862	$554,647	$5,337,818

38 Lifecycle Portfolios | Semiannual report
See notes to financial statements

Financial highlights

These Financial highlights show how each Portfolio’s net asset value for a share has changed during the period.

Lifecycle 2045 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss) on	invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS A

02-29-2012[4]	9.22	0.10	0.71	0.81	(0.07)	(0.06)	—	(0.13)	9.90	8.94[5,6]	0.77[7,8]	0.60[7,8]	1.06[6]	14,453	14
08-31-2011	8.11	0.05	1.20	1.25	(0.07)	(0.07)	—	(0.14)	9.22	15.37[5]	0.78[7]	0.59[7]	0.53	10,641	16
08-31-2010	7.76	0.07	0.40	0.47	(0.09)	(0.03)	—	(0.12)	8.11	6.00[5]	0.85[7]	0.60[7,9]	0.87	6,026	19
08-31-2009	9.56	0.06	(1.69)	(1.63)	(0.08)	(0.09)	—	(0.17)	7.76	(16.60)[5]	1.90[7]	0.63[7]	0.86	3,488	22
08-31-2008	10.94	0.05	(1.21)	(1.16)	(0.06)	(0.16)	—	(0.22)	9.56	(10.83)[5]	1.61[7]	0.66[7,10]	0.44	1,874	16
08-31-2007[11]	10.00	(0.04)	1.22	1.18	(0.06)	(0.18)	—	(0.24)	10.94	11.97[5,6]	1.94[8,12]	0.62[8,12]	(0.45)[8]	1,348	5

CLASS R1

02-29-2012[4]	9.21	0.09	0.71	0.80	(0.06)	(0.06)	—	(0.12)	9.89	8.78[5,6]	2.07[7,8]	0.78[7,8]	1.03[6]	1,300	14
08-31-2011	8.10	0.04	1.20	1.24	(0.06)	(0.07)	—	(0.13)	9.21	15.23[5]	2.27[7]	0.74[7]	0.40	1,063	16
08-31-2010	7.75	0.07	0.39	0.46	(0.08)	(0.03)	—	(0.11)	8.10	5.88[5]	1.65[7]	0.75[7,13]	0.78	721	19
08-31-2009	9.52	0.06	(1.69)	(1.63)	(0.05)	(0.09)	—	(0.14)	7.75	(16.72)[5]	5.27[7]	0.86[7]	0.87	616	22
08-31-2008	10.92	0.01	(1.19)	(1.18)	(0.06)	(0.16)	—	(0.22)	9.52	(11.05)[5]	12.47[7]	0.89[7,10]	0.08	181	16
08-31-2007[11]	10.00	(0.01)	1.16	1.15	(0.05)	(0.18)	—	(0.23)	10.92	11.68[5,6]	16.68[8,12]	0.87[8,12]	(0.09)[8]	113	5

CLASS R3

02-29-2012[4]	9.22	0.09	0.71	0.80	(0.07)	(0.06)	—	(0.13)	9.89	8.77[5,6]	2.31[7,8]	0.68[7,8]	0.98[6]	1,061	14
08-31-2011	8.10	0.05	1.21	1.26	(0.07)	(0.07)	—	(0.14)	9.22	15.46[5]	2.59[7]	0.64[7]	0.49	943	16
08-31-2010	7.76	0.07	0.39	0.46	(0.09)	(0.03)	—	(0.12)	8.10	5.83[5]	2.47[7]	0.65[7,13]	0.84	570	19
08-31-2009	9.53	0.06	(1.68)	(1.62)	(0.06)	(0.09)	—	(0.15)	7.76	(16.58)[5]	6.51[7]	0.76[7]	0.95	259	22
08-31-2008	10.93	0.03	(1.21)	(1.18)	(0.06)	(0.16)	—	(0.22)	9.53	(11.04)[5]	10.48[7]	0.81[7,10]	0.28	283	16
08-31-2007[11]	10.00	—[14]	1.16	1.16	(0.05)	(0.18)	—	(0.23)	10.93	11.80[5,6]	16.45[8,12]	0.80[8,12]	(0.03)[8]	118	5

CLASS R4

02-29-2012[4]	9.25	0.10	0.71	0.81	(0.09)	(0.06)	—	(0.15)	9.91	8.92[5,6]	3.03[7,8]	0.42[7,8]	1.13[6]	657	14
08-31-2011	8.13	0.06	1.22	1.28	(0.09)	(0.07)	—	(0.16)	9.25	15.66[5]	3.75[7]	0.39[7]	0.67	498	16
08-31-2010	7.78	0.07	0.42	0.49	(0.11)	(0.03)	—	(0.14)	8.13	6.17[5]	3.79[7]	0.40[7,13]	0.82	283	19
08-31-2009	9.57	0.08	(1.70)	(1.62)	(0.08)	(0.09)	—	(0.17)	7.78	(16.35)[5]	6.09[7]	0.48[7]	1.10	324	22
08-31-2008	10.95	0.06	(1.21)	(1.15)	(0.07)	(0.16)	—	(0.23)	9.57	(10.76)[5]	14.15[7]	0.52[7,10]	0.55	142	16
08-31-2007[11]	10.00	0.02	1.17	1.19	(0.06)	(0.18)	—	(0.24)	10.95	12.06[5,6]	16.32[8,12]	0.52[8,12]	0.26[8]	112	5

CLASS R5

02-29-2012[4]	9.28	0.15	0.68	0.83	(0.12)	(0.06)	—	(0.18)	9.93	9.13[5,6]	1.91[7,8]	0.12[7,8]	1.57[6]	1,219	14
08-31-2011	8.16	0.11	1.20	1.31	(0.12)	(0.07)	—	(0.19)	9.28	15.92[5]	2.72[7]	0.09[7]	1.10	534	16
08-31-2010	7.80	0.13	0.39	0.52	(0.13)	(0.03)	—	(0.16)	8.16	6.55[5]	3.49[7]	0.10[7,13]	1.50	218	19
08-31-2009	9.61	0.11	(1.72)	(1.61)	(0.11)	(0.09)	—	(0.20)	7.80	(16.12)[5]	7.40[7]	0.19[7]	1.60	216	22
08-31-2008	10.97	0.08	(1.20)	(1.12)	(0.08)	(0.16)	—	(0.24)	9.61	(10.47)[5]	12.02[7]	0.24[7,10]	0.72	161	16
08-31-2007[11]	10.00	0.05	1.16	1.21	(0.06)	(0.18)	—	(0.24)	10.97	12.32[5,6]	16.02[8,12]	0.23[8,12]	0.55[8]	112	5

CLASS R6

02-29-2012[4,15]	9.27	0.12	0.71	0.83	(0.12)	(0.06)	—	(0.18)	9.92	9.14[5,6]	16.42[7,8]	0.10[7,8]	1.29[6]	107	14

CLASS 1

02-29-2012[4]	9.27	0.12	0.71	0.83	(0.11)	(0.06)	—	(0.17)	9.93	9.19[5,6]	0.15[7,8]	0.15[7,8]	1.25[6]	513,720	14
08-31-2011	8.15	0.10	1.20	1.30	(0.11)	(0.07)	—	(0.18)	9.27	15.89[5]	0.15[7]	0.14[7]	1.05	443,236	16
08-31-2010	7.80	0.11	0.39	0.50	(0.12)	(0.03)	—	(0.15)	8.15	6.38[5]	0.16[7]	0.15[7]	1.32	309,787	19
08-31-2009	9.61	0.10	(1.70)	(1.60)	(0.12)	(0.09)	—	(0.21)	7.80	(16.06)[5]	0.19[7]	0.19[7]	1.40	190,278	22
08-31-2008	10.97	0.06	(1.18)	(1.12)	(0.08)	(0.16)	—	(0.24)	9.61	(10.47)[5]	0.24[7]	0.20[7]	0.59	97,667	16
08-31-2007[11]	10.00	(0.01)	1.23	1.22	(0.07)	(0.18)	—	(0.25)	10.97	12.32[5,6]	0.64[8,12]	0.20[8,12]	(0.15)[8]	23,187	5

Semiannual report | Lifecycle Portfolios 39
See notes to financial statements

Financial highlights

Continued

Lifecycle 2045 Portfolio continued

1 Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the
Portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Six months ended 2-29-12. Unaudited.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio.
The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.48%–1.45%, 0.48%–1.14%, 0.48%–1.17%, 0.49%–1.31% and
0.49%–1.13% for the periods ended 2-29-12, 8-31-11, 8-31-10, 8-31-09 and 8-31-08, respectively.
8 Annualized.
9 Includes small account fee credits of 0.02% of average net assets.
10 Includes transfer agent fee earned credits of less than 0.01% of average net assets.
11 The inception date for Class A, Class R1, Class R3, Class R4, Class R5 and Class 1 shares is 10-30-06.
12 Does not include expenses of the underlying affiliated funds in which the Portfolio invests.
13 Includes the impact of expense recapture which amounted to 0.08%, 0.07%, 0.17% and 0.17% of average net assets for Class R1, Class R3, Class R4 and Class R5 shares, respectively, for the year ended 8-31-10. See Note 4.
14 Less than $0.005 per share.
15 The inception date for Class R6 shares is 9-1-11.

Lifecycle 2040 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses	Expenses
			realized	Total							before	including		Net
	Net asset	Net	and	from	From net						reduc-	reduc-		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	tions and	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS A

02-29-2012[4]	9.23	0.09	0.71	0.80	(0.07)	(0.06)	—	(0.13)	9.90	8.82[5,6]	0.75[7,8]	0.60[7,8]	1.02[6]	15,089	13
08-31-2011	8.12	0.05	1.20	1.25[5]	(0.07)	(0.07)	—	(0.14)	9.23	15.35[5]	0.76[7]	0.59[7]	0.51	12,218	16
08-31-2010	7.77	0.08	0.39	0.47	(0.09)	(0.03)	—	(0.12)	8.12	6.00[5]	0.74[7]	0.60[7,9,10]	0.91	6,843	20
08-31-2009	9.56	0.06	(1.67)	(1.61)	(0.08)	(0.10)	—	(0.18)	7.77	(16.33)[5]	1.61[7]	0.63[7]	0.90	4,434	20
08-31-2008	10.96	0.05	(1.22)	(1.17)	(0.07)	(0.16)	—	(0.23)	9.56	(10.92)[5]	2.15[7]	0.65[7,11]	0.49	1,257	16
08-31-2007[12]	10.00	(0.02)	1.20	1.18	(0.05)	(0.17)	—	(0.22)	10.96	11.99[5,6]	3.15[8,13]	0.62[8,13]	(0.18)[8]	584	3

CLASS R1

02-29-2012[4]	9.21	0.10	0.70	0.80	(0.06)	(0.06)	—	(0.12)	9.89	8.77[5,6]	1.88[7,8]	0.79[7,8]	1.12[6]	1,789	13
08-31-2011	8.10	0.04	1.20	1.24[5]	(0.06)	(0.07)	—	(0.13)	9.21	15.23[5]	2.02[7]	0.74[7]	0.41	1,142	16
08-31-2010	7.76	0.06	0.39	0.45	(0.08)	(0.03)	—	(0.11)	8.10	5.75[5]	1.34[7]	0.75[7,9]	0.70	1,190	20
08-31-2009	9.53	0.07	(1.69)	(1.62)	(0.05)	(0.10)	—	(0.15)	7.76	(16.54)[5]	4.57[7]	0.85[7]	0.98	728	20
08-31-2008	10.94	0.01	(1.20)	(1.19)	(0.06)	(0.16)	—	(0.22)	9.53	(11.05)[5]	9.48[7]	0.89[7,11]	0.09	200	16
08-31-2007[12]	10.00	(0.01)	1.17	1.16	(0.05)	(0.17)	—	(0.22)	10.94	11.70[5,6]	16.61[8,13]	0.87[8,13]	(0.09)[8]	112	3

CLASS R3

02-29-2012[4]	9.21	0.09	0.71	0.80	(0.07)	(0.06)	—	(0.13)	9.88	8.78[5,6]	1.35[7,8]	0.68[7,8]	0.98[6]	2,766	13
08-31-2011	8.10	0.05	1.20	1.25[5]	(0.07)	(0.07)	—	(0.14)	9.21	15.34[5]	1.43[7]	0.64[7]	0.47	2,763	16
08-31-2010	7.75	0.08	0.39	0.47	(0.09)	(0.03)	—	(0.12)	8.10	5.97[5]	1.25[7]	0.65[7,9]	0.90	1,547	20
08-31-2009	9.53	0.08	(1.70)	(1.62)	(0.06)	(0.10)	—	(0.16)	7.75	(16.52)[5]	1.96[7]	0.76[7]	1.14	1,271	20
08-31-2008	10.95	0.01	(1.21)	(1.20)	(0.06)	(0.16)	—	(0.22)	9.53	(11.14)[5]	5.48[7]	0.83[7,11]	0.06	1,181	16
08-31-2007[12]	10.00	(0.01)	1.18	1.17	(0.05)	(0.17)	—	(0.22)	10.95	11.82[5,6]	15.59[8,13]	0.80[8,13]	(0.07)[8]	141	3

40 Lifecycle Portfolios | Semiannual report
See notes to financial statements

Financial highlights

Continued

Lifecycle 2040 Portfolio continued

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses	Expenses
			realized	Total							before	including		Net
	Net asset	Net	and	from	From net						reduc-	reduc-		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	tions and	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS R4

02-29-2012[4]	9.24	0.11	0.71	0.82	(0.09)	(0.06)	—	(0.15)	9.91	9.04[5,6]	4.26[7,8]	0.42[7,8]	1.21[6]	471	13
08-31-2011	8.13	0.09	1.18	1.27[5]	(0.09)	(0.07)	—	(0.16)	9.24	15.54[5]	8.19[7]	0.39[7]	0.95	162	16
08-31-2010	7.78	0.04	0.45	0.49	(0.11)	(0.03)	—	(0.14)	8.13	6.18[5]	6.62[7]	0.40[7,9]	0.53	156	20
08-31-2009	9.58	0.08	(1.69)	(1.61)	(0.09)	(0.10)	—	(0.19)	7.78	(16.28)[5]	6.79[7]	0.48[7]	1.21	253	20
08-31-2008	10.97	0.04	(1.20)	(1.16)	(0.07)	(0.16)	—	(0.23)	9.58	(10.76)[5]	11.68[7]	0.53[7,11]	0.40	173	16
08-31-2007[12]	10.00	0.02	1.17	1.19	(0.05)	(0.17)	—	(0.22)	10.97	12.07[5,6]	16.23[8,13]	0.52[8,13]	0.26[8]	112	3

CLASS R5

02-29-2012[4]	9.28	0.14	0.69	0.83	(0.12)	(0.06)	—	(0.18)	9.93	9.12[5,6]	1.27[7,8]	0.12[7,8]	1.50[6]	2,075	13
08-31-2011	8.16	0.11	1.20	1.31[5]	(0.12)	(0.07)	—	(0.19)	9.28	15.92[5]	1.89[7]	0.09[7]	1.11	900	16
08-31-2010	7.80	0.14	0.38	0.52	(0.13)	(0.03)	—	(0.16)	8.16	6.56[5]	1.52[7]	0.10[7,9]	1.64	456	20
08-31-2009	9.62	0.12	(1.73)	(1.61)	(0.11)	(0.10)	—	(0.21)	7.80	(16.05)[5]	2.54[7]	0.19[7]	1.80	561	20
08-31-2008	10.99	0.05	(1.18)	(1.13)	(0.08)	(0.16)	—	(0.24)	9.62	(10.48)[5]	7.95[7]	0.24[7,11]	0.48	633	16
08-31-2007[12]	10.00	0.05	1.17	1.22	(0.06)	(0.17)	—	(0.23)	10.99	12.33[5,6]	15.71[8,13]	0.23[8,13]	0.53[8]	115	3

CLASS R6

02-29-2012[4,14]	9.27	0.12	0.71	0.83	(0.12)	(0.06)	—	(0.18)	9.92	9.13[5,6]	16.42[7,8]	0.10[7,8]	1.29[6]	107	13

CLASS 1

02-29-2012[4]	9.27	0.12	0.70	0.82	(0.11)	(0.06)	—	(0.17)	9.92	9.08[5,6]	0.15[7,8]	0.15[7,8]	1.25[6]	502,113	13
08-31-2011	8.15	0.10	1.20	1.30[5]	(0.11)	(0.07)	—	(0.18)	9.27	15.89[5]	0.15[7]	0.14[7]	1.06	428,868	16
08-31-2010	7.79	0.11	0.40	0.51	(0.12)	(0.03)	—	(0.15)	8.15	6.52[5]	0.16[7]	0.15[7]	1.34	311,176	20
08-31-2009	9.62	0.10	(1.71)	(1.61)	(0.12)	(0.10)	—	(0.22)	7.79	(16.09)[5]	0.18[7]	0.18[7]	1.46	197,012	20
08-31-2008	10.99	0.06	(1.19)	(1.13)	(0.08)	(0.16)	—	(0.24)	9.62	(10.48)[5]	0.22[7]	0.20[7]	0.61	111,814	16
08-31-2007[12]	10.00	(0.01)	1.23	1.22	(0.06)	(0.17)	—	(0.23)	10.99	12.34[5,6]	0.62[8,13]	0.20[8,13]	(0.16)[8]	25,954	3

1 Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the
Portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Six months ended 2-29-12. Unaudited.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio.
The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.48%–1.45%, 0.48%–1.14%, 0.48%–1.17%, 0.49%–1.31% and
0.49%–1.13% for the periods ended 2-29-12, 8-31-11, 8-31-10, 8-31-09 and 8-31-08, respectively.
8 Annualized.
9 Includes the impact of expense recapture which amounted to: 0.01%, 0.03%, less than 0.005%, 0.31% and 0.05% of average net assets for Class A, Class R1,
Class R3, Class R4 and Class R5 shares, respectively, for the year ended 8-31-10. See Note 4.
10 Includes small account fee credits of 0.01% of average net assets.
11 Includes transfer agent fee earned credits of less than 0.01% of average net assets.
12 The inception date for Class A, Class R1, Class R3, Class R4, Class R5 and Class 1 shares is 10-30-06.
13 Does not include expenses of the underlying affiliated funds in which the Portfolio invests.
14 The inception date for Class R6 shares is 9-1-11.

Semiannual report | Lifecycle Portfolios 41
See notes to financial statements

Financial highlights

Continued

Lifecycle 2035 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS A

02-29-2012[4]	9.26	0.10	0.70	0.80	(0.07)	(0.06)	—	(0.13)	9.93	8.80[5,6]	0.72[7,8]	0.59[7,8]	1.04[6]	19,916	14
08-31-2011	8.14	0.05	1.21	1.26	(0.07)	(0.07)	—	(0.14)	9.26	15.45[5]	0.71[7]	0.59[7]	0.56	15,711	17
08-31-2010	7.79	0.07	0.40	0.47	(0.09)	(0.03)	—	(0.12)	8.14	6.00[5]	0.70[7]	0.60[7,9,10]	0.88	8,883	20
08-31-2009	9.61	0.07	(1.70)	(1.63)	(0.08)	(0.11)	—	(0.19)	7.79	(16.39)[5]	1.29[7]	0.62[7]	1.06	5,950	20
08-31-2008	11.02	0.02	(1.20)	(1.18)	(0.08)	(0.15)	—	(0.23)	9.61	(10.93)[5]	1.80[7]	0.64[7,11]	0.20	2,132	14
08-31-2007[12]	10.00	(0.02)	1.20	1.18	(0.04)	(0.12)	—	(0.16)	11.02	11.92[5,6]	2.47[8,13]	0.62[8,13]	(0.20)[8]	610	4

CLASS R1

02-29-2012[4]	9.24	0.10	0.70	0.80	(0.06)	(0.06)	—	(0.12)	9.92	8.76[5,6]	1.59[7,8]	0.78[7,8]	1.04[6]	2,438	14
08-31-2011	8.13	0.05	1.19	1.24	(0.06)	(0.07)	—	(0.13)	9.24	15.19[5]	1.61[7]	0.74[7]	0.47	1,827	17
08-31-2010	7.79	0.06	0.39	0.45	(0.08)	(0.03)	—	(0.11)	8.13	5.74[5]	1.32[7]	0.75[7,9]	0.75	1,453	20
08-31-2009	9.58	0.08	(1.71)	(1.63)	(0.05)	(0.11)	—	(0.16)	7.79	(16.50)[5]	4.49[7]	0.84[7]	1.13	647	20
08-31-2008	11.00	—[14]	(1.19)	(1.19)	(0.08)	(0.15)	—	(0.23)	9.58	(11.06)[5]	10.40[7]	0.88[7,11]	(0.02)	177	14
08-31-2007[12]	10.00	—[14]	1.15	1.15	(0.03)	(0.12)	—	(0.15)	11.00	11.62[5,6]	16.29[8,13]	0.86[8,13]	0.01[8]	112	4

CLASS R3

02-29-2012[4]	9.25	0.09	0.71	0.80	(0.06)	(0.06)	—	(0.12)	9.93	8.81[5,6]	1.51[7,8]	0.71[7,8]	0.94[6]	2,111	14
08-31-2011	8.14	0.04	1.20	1.24	(0.06)	(0.07)	—	(0.13)	9.25	15.22[5]	1.58[7]	0.69[7]	0.41	1,967	17
08-31-2010	7.79	0.05	0.42	0.47	(0.09)	(0.03)	—	(0.12)	8.14	5.91[5]	1.53[7]	0.70[7,9]	0.59	1,167	20
08-31-2009	9.59	0.06	(1.69)	(1.63)	(0.06)	(0.11)	—	(0.17)	7.79	(16.47)[5]	4.47[7]	0.77[7]	0.84	451	20
08-31-2008	11.01	0.02	(1.21)	(1.19)	(0.08)	(0.15)	—	(0.23)	9.59	(11.05)[5]	9.94[7]	0.81[7,11]	0.24	278	14
08-31-2007[12]	10.00	0.01	1.15	1.16	(0.03)	(0.12)	—	(0.15)	11.01	11.74[5,6]	16.22[8,13]	0.79[8,13]	0.08[8]	112	4

CLASS R4

02-29-2012[4]	9.30	0.10	0.72	0.82	(0.09)	(0.06)	—	(0.15)	9.97	9.00[5,6]	1.89[7,8]	0.41[7,8]	1.11[6]	1,050	14
08-31-2011	8.18	0.08	1.20	1.28	(0.09)	(0.07)	—	(0.16)	9.30	15.58[5]	1.95[7]	0.39[7]	0.77	957	17
08-31-2010	7.81	0.04	0.47	0.51	(0.11)	(0.03)	—	(0.14)	8.18	6.43[5]	2.65[7]	0.40[7,9]	0.47	574	20
08-31-2009	9.63	0.07	(1.69)	(1.62)	(0.09)	(0.11)	—	(0.20)	7.81	(16.24)[5]	9.27[7]	0.47[7]	1.06	182	20
08-31-2008	11.03	0.04	(1.20)	(1.16)	(0.09)	(0.15)	—	(0.24)	9.63	(10.77)[5]	11.02[7]	0.52[7,11]	0.41	219	14
08-31-2007[12]	10.00	0.03	1.16	1.19	(0.04)	(0.12)	—	(0.16)	11.03	12.00[5,6]	15.92[8,13]	0.50[8,13]	0.36[8]	112	4

CLASS R5

02-29-2012[4]	9.31	0.14	0.69	0.83	(0.12)	(0.06)	—	(0.18)	9.96	9.11[5,6]	1.71[7,8]	0.11[7,8]	1.46[6]	1,455	14
08-31-2011	8.19	0.12	1.19	1.31	(0.12)	(0.07)	—	(0.19)	9.31	15.88[5]	1.60[7]	0.09[7]	1.23	742	17
08-31-2010	7.83	0.16	0.36	0.52	(0.13)	(0.03)	—	(0.16)	8.19	6.55[5]	2.52[7]	0.10[7,9]	1.93	281	20
08-31-2009	9.67	0.11	(1.72)	(1.61)	(0.12)	(0.11)	—	(0.23)	7.83	(16.01)[5]	7.18[7]	0.17[7]	1.61	199	20
08-31-2008	11.05	0.08	(1.21)	(1.13)	(0.10)	(0.15)	—	(0.25)	9.67	(10.49)[5]	11.07[7]	0.23[7,11]	0.78	149	14
08-31-2007[12]	10.00	0.06	1.15	1.21	(0.04)	(0.12)	—	(0.16)	11.05	12.26[5,6]	15.08[8,13]	0.22[8,13]	0.62[8]	119	4

CLASS R6

02-29-2012[4,15]	9.31	0.12	0.71	0.83	(0.12)	(0.06)	—	(0.18)	9.96	9.11[5,6]	16.43[7,8]	0.09[7,8]	1.29[6]	107	14

CLASS 1

02-29-2012[4]	9.31	0.12	0.72	0.84	(0.12)	(0.06)	—	(0.18)	9.97	9.17[5,6]	0.14[7,8]	0.14[7,8]	1.25[6]	655,862	14
08-31-2011	8.18	0.10	1.21	1.31	(0.11)	(0.07)	—	(0.18)	9.31	15.97[5]	0.14[7]	0.14[7]	1.07	562,731	17
08-31-2010	7.83	0.12	0.39	0.51	(0.13)	(0.03)	—	(0.16)	8.18	6.38[5]	0.15[7]	0.15[7,9]	1.36	413,289	20
08-31-2009	9.68	0.10	(1.72)	(1.62)	(0.12)	(0.11)	—	(0.23)	7.83	(16.02)[5]	0.17[7]	0.17[7]	1.49	272,778	20
08-31-2008	11.05	0.07	(1.19)	(1.12)	(0.10)	(0.15)	—	(0.25)	9.68	(10.40)[5]	0.19[7]	0.19[7]	0.66	161,263	14
08-31-2007[12]	10.00	(0.01)	1.23	1.22	(0.05)	(0.12)	—	(0.17)	11.05	12.27[5,6]	0.45[8,13]	0.20[8,13]	(0.06)[8]	39,674	4

42 Lifecycle Portfolios | Semiannual report
See notes to financial statements

Financial highlights

Continued

Lifecycle 2035 Portfolio continued
1 Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the
Portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Six months ended 2-29-12. Unaudited.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio.
The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.48%–1.45%, 0.48%–1.14%, 0.48%–1.17%, 0.49%–1.31% and
0.49%–1.13% for the periods ended 2-29-12, 8-31-11, 8-31-10, 8-31-09 and 8-31-08, respectively.
8 Annualized.
9 Includes the impact of expense recapture which amounted to 0.01%, 0.03%, 0.03%, 0.12% and 0.12% of average net assets for Class A, Class R1, Class R3,Class R4 and Class R5 shares, respectively, for the year ended 8-31-10. See Note 4.
10 Includes small account fee credits of 0.01% of average net assets.
11 Includes transfer agent fee earned credits of less than 0.01% of average net assets.
12 The inception date for Class A, Class R1, Class R3, Class R4, Class R5 and Class 1 shares is 10-30-06.
13 Does not include expenses of the underlying affiliated funds in which the Portfolio invests.
14 Less than $0.005 per share.
15 The inception date for Class R6 shares is 9-1-11.

Lifecycle 2030 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses	Expenses
			realized	Total							before	including		Net
	Net asset	Net	and	from	From net						reduc-	reduc-		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	tions and	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%) (loss)	(%)[1]	($)	(%)

CLASS A

02-29-2012[4]	9.21	0.10	0.67	0.77	(0.09)	(0.05)	—	(0.14)	9.84	8.55[5,6]	0.69[7,8]	0.59[7,8]	1.15[6]	27,522	15
08-31-2011	8.13	0.07	1.16	1.23	(0.08)	(0.07)	—	(0.15)	9.21	15.09[5]	0.66[7]	0.59[7]	0.72	23,069	19
08-31-2010	7.76	0.09	0.40	0.49	(0.09)	(0.03)	—	(0.12)	8.13	6.31[5]	0.66[7]	0.59[7,9]	1.04	14,723	21
08-31-2009	9.57	0.08	(1.70)	(1.62)	(0.08)	(0.11)	—	(0.19)	7.76	(16.36)[5]	1.06[7]	0.61[7]	1.13	9,351	23
08-31-2008	10.91	0.04	(1.18)	(1.14)	(0.07)	(0.13)	—	(0.20)	9.57	(10.66)[5]	1.33[7]	0.63[7,10]	0.43	3,345	10
08-31-2007[11]	10.00	(0.02)	1.14	1.12	(0.06)	(0.15)	—	(0.21)	10.91	11.38[5,6]	2.02[8,12]	0.63[8,12]	(0.23)[8]	1,135	3

CLASS R1

02-29-2012[4]	9.17	0.10	0.67	0.77	(0.08)	(0.05)	—	(0.13)	9.81	8.53[5,6]	1.48[7,8]	0.78[7,8]	1.04[6]	2,687	15
08-31-2011	8.10	0.06	1.15	1.21	(0.07)	(0.07)	—	(0.14)	9.17	14.86[5]	1.47[7]	0.74[7]	0.59	2,240	19
08-31-2010	7.74	0.07	0.40	0.47	(0.08)	(0.03)	—	(0.11)	8.10	6.06[5]	1.16[7]	0.74[7,9]	0.81	1,812	21
08-31-2009	9.52	0.07	(1.69)	(1.62)	(0.05)	(0.11)	—	(0.16)	7.74	(16.52)[5]	3.04[7]	0.83[7]	1.04	1,245	23
08-31-2008	10.88	—[13]	(1.17)	(1.17)	(0.06)	(0.13)	—	(0.19)	9.52	(10.92)[5]	8.40[7]	0.88[7,10]	0.02	320	10
08-31-2007[11]	10.00	0.01	1.08	1.09	(0.06)	(0.15)	—	(0.21)	10.88	10.98[5,6]	16.24[8,12]	0.86[8,12]	0.12[8]	112	3

CLASS R3

02-29-2012[4]	9.18	0.10	0.66	0.76	(0.08)	(0.05)	—	(0.13)	9.81	8.47[5,6]	1.33[7,8]	0.71[7,8]	1.05[6]	3,059	15
08-31-2011	8.11	0.05	1.16	1.21	(0.07)	(0.07)	—	(0.14)	9.18	14.90[5]	1.38[7]	0.69[7]	0.57	2,651	19
08-31-2010	7.75	0.06	0.42	0.48	(0.09)	(0.03)	—	(0.12)	8.11	6.10[5]	1.39[7]	0.69[7,9]	0.67	1,615	21
08-31-2009	9.53	0.08	(1.69)	(1.61)	(0.06)	(0.11)	—	(0.17)	7.75	(16.38)[5]	3.09[7]	0.76[7]	1.12	609	23
08-31-2008	10.88	0.08	(1.24)	(1.16)	(0.06)	(0.13)	—	(0.19)	9.53	(10.83)[5]	4.24[7]	0.78[7,10]	0.76	676	10
08-31-2007[11]	10.00	0.02	1.07	1.09	(0.06)	(0.15)	—	(0.21)	10.88	11.00[5,6,14]	16.18[8,12]	0.79[8,12]	0.19[8]	112	3

CLASS R4

02-29-2012[4]	9.19	0.11	0.67	0.78	(0.11)	(0.05)	—	(0.16)	9.81	8.69[5,6]	2.39[7,8]	0.41[7,8]	1.24[6]	837	15
08-31-2011	8.12	0.04	1.20	1.24	(0.10)	(0.07)	—	(0.17)	9.19	15.19[5]	3.87[7]	0.39[7]	0.42	560	19
08-31-2010	7.76	0.06	0.44	0.50	(0.11)	(0.03)	—	(0.14)	8.12	6.37[5]	5.08[7]	0.39[7,9]	0.76	106	21
08-31-2009	9.55	0.10	(1.69)	(1.59)	(0.09)	(0.11)	—	(0.20)	7.76	(16.08)[5]	5.43[7]	0.45[7]	1.52	360	23
08-31-2008	10.91	0.08	(1.22)	(1.14)	(0.09)	(0.13)	—	(0.22)	9.55	(10.66)[5]	14.83[7]	0.49[7,10]	0.79	115	10
08-31-2007[11]	10.00	0.04	1.08	1.12	(0.06)	(0.15)	—	(0.21)	10.91	11.36[5,6,14]	15.88[8,12]	0.50[8,12]	0.47[8]	111	3

Semiannual report | Lifecycle Portfolios 43
See notes to financial statements

Financial highlights

Continued

Lifecycle 2030 Portfolio continued

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses	Expenses
			realized	Total							before	including		Net
	Net asset	Net	and	from	From net						reduc-	reduc-		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	tions and	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS R5

02-29-2012[4]	9.21	0.12	0.67	0.79	(0.14)	(0.05)	—	(0.19)	9.81	8.79[5,6]	0.75[7,8]	0.11[7,8]	1.32[6]	3,511	15
08-31-2011	8.13	0.12	1.16	1.28	(0.13)	(0.07)	—	(0.20)	9.21	15.61[5]	0.88[7]	0.09[7]	1.29	2,031	19
08-31-2010	7.76	0.15	0.38	0.53	(0.13)	(0.03)	—	(0.16)	8.13	6.76[5]	0.96[7]	0.09[7,9]	1.82	724	21
08-31-2009	9.57	0.12	(1.71)	(1.59)	(0.11)	(0.11)	—	(0.22)	7.76	(15.88)[5]	1.61[7]	0.17[7]	1.77	979	23
08-31-2008	10.93	0.04	(1.15)	(1.11)	(0.12)	(0.13)	—	(0.25)	9.57	(10.41)[5]	6.18[7]	0.24[7,10]	0.42	1,002	10
08-31-2007[11]	10.00	0.07	1.08	1.15	(0.07)	(0.15)	—	(0.22)	10.93	11.62[5,6,14]	15.57[8,12]	0.22[8,12]	0.76[8]	112	3

CLASS R6

02-29-2012[4,15]	9.20	0.13	0.66	0.79	(0.14)	(0.05)	—	(0.19)	9.80	8.80[5,6]	16.76[7,8]	0.09[7,8]	1.40[6]	107	15

CLASS 1

02-29-2012[4]	9.20	0.12	0.68	0.80	(0.14)	(0.05)	—	(0.19)	9.81	8.86[5,6]	0.14[7,8]	0.14[7,8]	1.35[6]	827,763	15
08-31-2011	8.12	0.12	1.15	1.27	(0.12)	(0.07)	—	(0.19)	9.20	15.58[5]	0.14[7]	0.14[7]	1.24	719,995	19
08-31-2010	7.75	0.12	0.41	0.53	(0.13)	(0.03)	—	(0.16)	8.12	6.72[5]	0.15[7]	0.14[7]	1.48	537,945	21
08-31-2009	9.57	0.11	(1.70)	(1.59)	(0.12)	(0.11)	—	(0.23)	7.75	(15.90)[5]	0.16[7]	0.16[7]	1.58	350,658	23
08-31-2008	10.93	0.08	(1.19)	(1.11)	(0.12)	(0.13)	—	(0.25)	9.57	(10.41)[5]	0.18[7]	0.18[7,10]	0.75	219,711	10
08-31-2007[11]	10.00	0.01	1.14	1.15	(0.07)	(0.15)	—	(0.22)	10.93	11.63[5,6]	0.38[8,12]	0.20[8,12]	0.12[8]	50,070	3

1 Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the
Portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Six months ended 2-29-12. Unaudited.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio.
The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.48%–1.45%, 0.48%–1.14%, 0.48%–1.17%, 0.49%–1.31% and
0.49%–1.13% for the periods ended 2-29-12, 8-31-11, 8-31-10, 8-31-09 and 8-31-08, respectively.
8 Annualized.
9 Includes the impact of expense recapture which amounted to 0.01%, 0.01%, 0.02%, 0.22% and 0.02% of average net assets for Class A, Class R1, Class R3,
Class R4 and Class R5 shares, respectively, for the year ended 8-31-10. See Note 4.
10 Includes transfer agent fee earned credits of less than 0.01% of average net assets.
11 The inception date for Class A, Class R1, Class R3, Class R4, Class R5 and Class 1 shares is 10-30-06.
12 Does not include expenses of the underlying affiliated funds in which the Portfolio invests.
13 Less than $0.005 per share.
14 The Adviser made a payment to the Portfolio of $1,696. Excluding this payment, total returns would have been 11.00%, 11.26% and 11.52% for Class R3, Class R4 and Class R5, respectively. There was no effect to the total returns for Class A, Class R1 and Class 1.
15 The inception date for Class R6 shares is 9-1-11.

44 Lifecycle Portfolios | Semiannual report
See notes to financial statements

Financial highlights

Continued

Lifecycle 2025 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including re-		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	ductions and	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS A

02-29-2012[4]	9.27	0.12	0.63	0.75	(0.12)	(0.05)	—	(0.17)	9.85	8.27[5,6]	0.69[7,8]	0.59[7,8]	1.32[6]	30,613	16
08-31-2011	8.28	0.10	1.07	1.17	(0.11)	(0.07)	—	(0.18)	9.27	14.09[5]	0.66[8]	0.58[8]	1.06	25,760	22
08-31-2010	7.87	0.12	0.44	0.56	(0.12)	(0.03)	—	(0.15)	8.28	7.02[5]	0.64[8]	0.59[8,9]	1.37	14,515	22
08-31-2009	9.57	0.11	(1.58)	(1.47)	(0.12)	(0.11)	—	(0.23)	7.87	(14.74)[5]	0.98[8]	0.61[8]	1.59	9,419	25
08-31-2008	10.85	0.05	(1.12)	(1.07)	(0.08)	(0.13)	—	(0.21)	9.57	(10.08)[5]	1.49[8]	0.62[8,10]	0.52	3,604	9
08-31-2007[11]	10.00	0.02	1.03	1.05	(0.07)	(0.13)	—	(0.20)	10.85	10.57[5,6]	2.25[7,12]	0.63[7,12]	0.19[7]	661	3

CLASS R1

02-29-2012[4]	9.23	0.12	0.63	0.75	(0.11)	(0.05)	—	(0.16)	9.82	8.24[5,6]	1.44[7,8]	0.78[7,8]	1.29[6]	2,741	16
08-31-2011	8.25	0.09	1.06	1.15	(0.10)	(0.07)	—	(0.17)	9.23	13.86[5]	1.53[8]	0.73[8]	0.98	2,214	22
08-31-2010	7.84	0.11	0.44	0.55	(0.11)	(0.03)	—	(0.14)	8.25	6.91[5]	1.21[8]	0.74[8,9]	1.33	1,771	22
08-31-2009	9.52	0.09	(1.57)	(1.48)	(0.09)	(0.11)	—	(0.20)	7.84	(15.01)[5]	3.27[8]	0.82[8]	1.40	1,197	25
08-31-2008	10.83	0.03	(1.14)	(1.11)	(0.07)	(0.13)	—	(0.20)	9.52	(10.42)[5]	8.37[8]	0.87[8,10]	0.27	285	9
08-31-2007[11]	10.00	0.03	0.99	1.02	(0.06)	(0.13)	—	(0.19)	10.83	10.28[5,6]	16.14[7,12]	0.87[7,12]	0.35[7]	111	3

CLASS R3

02-29-2012[4]	9.24	0.11	0.63	0.74	(0.11)	(0.05)	—	(0.16)	9.82	8.18[5,6]	1.23[7,8]	0.71[7,8]	1.24[6]	3,391	16
08-31-2011	8.25	0.09	1.07	1.16	(0.10)	(0.07)	—	(0.17)	9.24	14.04[5]	1.27[8]	0.68[8]	0.92	3,068	22
08-31-2010	7.85	0.08	0.46	0.54	(0.11)	(0.03)	—	(0.14)	8.25	6.82[5]	1.26[8]	0.69[8,9]	0.97	1,937	22
08-31-2009	9.53	0.06	(1.53)	(1.47)	(0.10)	(0.11)	—	(0.21)	7.85	(14.87)[5]	2.11[8]	0.75[8]	0.87	1,381	25
08-31-2008	10.84	0.13	(1.24)	(1.11)	(0.07)	(0.13)	—	(0.20)	9.53	(10.41)[5]	5.37[8]	0.78[8,10]	1.22	456	9
08-31-2007[11]	10.00	0.03	1.00	1.03	(0.06)	(0.13)	—	(0.19)	10.84	10.40[5,6]	14.43[7,12]	0.81[7,12]	0.34[7]	186	3

CLASS R4

02-29-2012[4]	9.26	0.13	0.62	0.75	(0.14)	(0.05)	—	(0.19)	9.82	8.29[5,6]	1.83[7,8]	0.41[7,8]	1.37[6]	1,081	16
08-31-2011	8.27	0.12	1.07	1.19	(0.13)	(0.07)	—	(0.20)	9.26	14.32[5]	1.87[8]	0.38[8]	1.23	1,050	22
08-31-2010	7.85	0.11	0.47	0.58	(0.13)	(0.03)	—	(0.16)	8.27	7.35[5]	2.10[8]	0.39[8,9]	1.32	660	22
08-31-2009	9.55	0.11	(1.58)	(1.47)	(0.12)	(0.11)	—	(0.23)	7.85	(14.68)[5]	7.64[8]	0.45[8]	1.56	260	25
08-31-2008	10.86	0.09	(1.17)	(1.08)	(0.10)	(0.13)	—	(0.23)	9.55	(10.16)[5]	11.76[8]	0.49[8,10]	0.90	207	9
08-31-2007[11]	10.00	0.06	0.99	1.05	(0.06)	(0.13)	—	(0.19)	10.86	10.65[5,6]	15.77[7,12]	0.52[7,12]	0.70[7]	111	3

CLASS R5

02-29-2012[4]	9.26	0.14	0.63	0.77	(0.17)	(0.05)	—	(0.22)	9.81	8.52[5,6]	0.58[7,8]	0.11[7,8]	1.54[6]	4,445	16
08-31-2011	8.27	0.16	1.06	1.22	(0.16)	(0.07)	—	(0.23)	9.26	14.63[5]	0.64[8]	0.08[8]	1.67	3,342	22
08-31-2010	7.86	0.17	0.42	0.59	(0.15)	(0.03)	—	(0.18)	8.27	7.48[5]	1.20[8]	0.09[8,9]	1.97	831	22
08-31-2009	9.57	0.14	(1.59)	(1.45)	(0.15)	(0.11)	—	(0.26)	7.86	(14.38)[5]	4.27[8]	0.16[8]	2.08	339	25
08-31-2008	10.88	0.09	(1.14)	(1.05)	(0.13)	(0.13)	—	(0.26)	9.57	(9.91)[5]	7.87[8]	0.21[8,10]	0.92	285	9
08-31-2007[11]	10.00	0.09	0.99	1.08	(0.07)	(0.13)	—	(0.20)	10.88	10.91[5,6,13]	15.34[7,12]	0.23[7,12]	0.98[7]	113	3

CLASS R6

02-29-2012[4,14]	9.26	0.14	0.63	0.77	(0.17)	(0.05)	—	(0.22)	9.81	8.52[5,6]	17.52[7,8]	0.09[7,8]	1.57[6]	106	16

CLASS 1

02-29-2012[4]	9.26	0.14	0.62	0.76	(0.16)	(0.05)	—	(0.21)	9.81	8.46[5,6]	0.14[7,8]	0.14[7,8]	1.52[6]	950,429	16
08-31-2011	8.27	0.15	1.06	1.21	(0.15)	(0.07)	—	(0.22)	9.26	14.58[5]	0.14[8]	0.13[8]	1.59	829,297	22
08-31-2010	7.86	0.16	0.43	0.59	(0.15)	(0.03)	—	(0.18)	8.27	7.44[5]	0.14[8]	0.14[8]	1.83	631,319	22
08-31-2009	9.58	0.14	(1.59)	(1.45)	(0.16)	(0.11)	—	(0.27)	7.86	(14.37)[5]	0.16[8]	0.16[8]	2.08	428,618	25
08-31-2008	10.88	0.11	(1.15)	(1.04)	(0.13)	(0.13)	—	(0.26)	9.58	(9.81)[5]	0.17[8]	0.17[8,10]	1.08	280,532	9
08-31-2007[11]	10.00	0.04	1.04	1.08	(0.07)	(0.13)	—	(0.20)	10.88	10.93[5,6]	0.31[7,12]	0.20[7,12]	0.39[7]	67,149	3

Semiannual report | Lifecycle Portfolios 45
See notes to financial statements

Financial highlights

Continued

Lifecycle 2025 Portfolio continued

1 Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the
Portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Six months ended 2-29-12. Unaudited.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.
8 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio.
The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.48%–1.45%, 0.48%–1.14%, 0.48%–1.17%, 0.49%–1.31% and
0.49%–1.13% for the periods ended 2-29-12, 8-31-11, 8-31-10, 8-31-09 and 8-31-08, respectively.
9 Includes the impact of expense recapture which amounted to 0.01%, 0.01%, 0.01%, 0.08% and 0.04% of average net assets for Class A, Class R1, Class R3,
Class R4 and Class R5 shares, respectively, for the year ended 8-31-10. See Note 4.
10 Includes transfer agent fee earned credits of less than 0.01% of average net assets.
11 The inception date for Class A, Class R1, Class R3, Class R4, Class R5 and Class 1 shares is 10-30-06.
12 Does not include expenses of the underlying affiliated funds in which the Portfolio invests.
13 The Adviser made a payment to the Portfolio of $2,707. Excluding this payment, total returns would have been 10.91% for Class R5. There was no effect to the total returns for Class A, Class R1, Class R3, Class R4 and Class 1.
14 The inception date for Class R6 shares is 9-1-11.

Lifecycle 2020 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses	Expenses
			realized	Total							before	including		Net
	Net asset	Net	and	from	From net						reduc-	reduc-		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	tions and	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%) (loss)	(%)[1]	($)	(%)

CLASS A

02-29-2012[4]	9.39	0.14	0.57	0.71	(0.17)	(0.05)	—	(0.22)	9.88	7.72[5,6]	0.68[7,8]	0.59[7,8]	1.51[6]	33,496	17
08-31-2011	8.52	0.16	0.94	1.10	(0.15)	(0.08)	—	(0.23)	9.39	12.87[5]	0.65[7]	0.58[7]	1.61	29,087	24
08-31-2010	8.06	0.17	0.47	0.64	(0.15)	(0.03)	—	(0.18)	8.52	7.91[5]	0.63[7]	0.59[7,9]	1.92	18,528	23
08-31-2009	9.65	0.14	(1.45)	(1.31)	(0.16)	(0.12)	—	(0.28)	8.06	(12.75)[5]	0.86[7]	0.61[7]	2.06	13,067	26
08-31-2008	10.80	0.12	(1.05)	(0.93)	(0.11)	(0.11)	—	(0.22)	9.65	(8.82)[5]	1.15[7]	0.62[7,10]	1.18	4,285	10
08-31-2007[11]	10.00	0.04	0.94	0.98	(0.07)	(0.11)	—	(0.18)	10.80	9.87[5,6]	1.59[8,12]	0.64[8,12]	0.49[8]	1,491	7

CLASS R1

02-29-2012[4]	9.37	0.13	0.57	0.70	(0.15)	(0.05)	—	(0.20)	9.87	7.68[5,6]	1.45[7,8]	0.78[7,8]	1.42[6]	2,899	17
08-31-2011	8.51	0.15	0.93	1.08	(0.14)	(0.08)	—	(0.22)	9.37	12.61[5]	1.47[7]	0.73[7]	1.51	2,308	24
08-31-2010	8.04	0.15	0.49	0.64	(0.14)	(0.03)	—	(0.17)	8.51	7.92[5]	1.12[7]	0.74[7,9]	1.77	1,859	23
08-31-2009	9.61	0.15	(1.47)	(1.32)	(0.13)	(0.12)	—	(0.25)	8.04	(13.00)[5]	2.11[7]	0.83[7]	2.14	1,675	26
08-31-2008	10.78	0.08	(1.04)	(0.96)	(0.10)	(0.11)	—	(0.21)	9.61	(9.07)[5]	9.71[7]	0.86[7,10]	0.77	250	10
08-31-2007[11]	10.00	0.07	0.88	0.95	(0.06)	(0.11)	—	(0.17)	10.78	9.58[5,6,13]	16.14[8,12]	0.87[8,12]	0.74[8]	110	7

CLASS R3

02-29-2012[4]	9.38	0.13	0.57	0.70	(0.16)	(0.05)	—	(0.21)	9.87	7.62[5,6]	1.18[7,8]	0.71[7,8]	1.43[6]	4,155	17
08-31-2011	8.51	0.14	0.95	1.09	(0.14)	(0.08)	—	(0.22)	9.38	12.78[5]	1.15[7]	0.68[7]	1.49	3,839	24
08-31-2010	8.04	0.12	0.52	0.64	(0.14)	(0.03)	—	(0.17)	8.51	7.96[5]	1.17[7]	0.69[7,9]	1.38	2,817	23
08-31-2009	9.62	0.16	(1.48)	(1.32)	(0.14)	(0.12)	—	(0.26)	8.04	(12.97)[5]	2.29[7]	0.76[7]	2.37	895	26
08-31-2008	10.78	0.15	(1.10)	(0.95)	(0.10)	(0.11)	—	(0.21)	9.62	(8.98)[5]	3.97[7]	0.78[7,10]	1.48	825	10
08-31-2007[11]	10.00	0.07	0.88	0.95	(0.06)	(0.11)	—	(0.17)	10.78	9.59[5,6]	15.58[8,12]	0.80[8,12]	0.80[8]	126	7

CLASS R4

02-29-2012[4]	9.38	0.15	0.57	0.72	(0.19)	(0.05)	—	(0.24)	9.86	7.85[5,6]	2.47[7,8]	0.41[7,8]	1.64[6]	793	17
08-31-2011	8.51	0.15	0.97	1.12	(0.17)	(0.08)	—	(0.25)	9.38	13.09[5]	5.58[7]	0.39[7]	1.56	466	24
08-31-2010	8.05	0.16	0.50	0.66	(0.17)	(0.03)	—	(0.20)	8.51	8.11[5]	5.26[7]	0.39[7,9]	1.90	151	23
08-31-2009	9.64	0.16	(1.46)	(1.30)	(0.17)	(0.12)	—	(0.29)	8.05	(12.68)[5]	7.25[7]	0.45[7]	2.24	255	26
08-31-2008	10.80	0.16	(1.08)	(0.92)	(0.13)	(0.11)	—	(0.24)	9.64	(8.72)[5]	13.87[7]	0.48[7,10]	1.50	138	10
08-31-2007[11]	10.00	0.10	0.88	0.98	(0.07)	(0.11)	—	(0.18)	10.80	9.85[5,6]	15.75[8,12]	0.52[8,12]	1.09[8]	110	7

46 Lifecycle Portfolios | Semiannual report
See notes to financial statements

Financial highlights

Continued

Lifecycle 2020 Portfolio continued

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses	Expenses
			realized	Total							before	including		Net
	Net asset	Net	and	from	From net						reduc-	reduc-		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	tions and	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%) (loss)	(%)[1]	($)	(%)

CLASS R5

02-29-2012[4]	9.41	0.16	0.58	0.74	(0.22)	(0.05)	—	(0.27)	9.88	8.05[5,6]	0.56[7,8]	0.11[7,8]	1.76[6]	6,152	17
08-31-2011	8.53	0.21	0.95	1.16	(0.20)	(0.08)	—	(0.28)	9.41	13.50[5]	0.70[7]	0.08[7]	2.17	3,114	24
08-31-2010	8.06	0.21	0.48	0.69	(0.19)	(0.03)	—	(0.22)	8.53	8.50[5]	0.93[7]	0.09[7,9]	2.44	668	23
08-31-2009	9.66	0.20	(1.48)	(1.28)	(0.20)	(0.12)	—	(0.32)	8.06	(12.38)[5]	1.96[7]	0.16[7]	2.92	759	26
08-31-2008	10.82	0.19	(1.08)	(0.89)	(0.16)	(0.11)	—	(0.27)	9.66	(8.47)[5]	6.46[7]	0.21[7,10]	1.83	758	10
08-31-2007[11]	10.00	0.10	0.90	1.00	(0.07)	(0.11)	—	(0.18)	10.82	10.11[5,6]	8.22[8,12]	0.23[8,12]	1.08[8]	272	7

CLASS R6

02-29-2012[4,14]	9.40	0.17	0.56	0.73	(0.22)	(0.05)	—	(0.27)	9.86	7.95[5,6]	16.43[7,8]	0.09[7,8]	1.79[6]	105	17

CLASS 1

02-29-2012[4]	9.40	0.16	0.57	0.73	(0.21)	(0.05)	—	(0.26)	9.87	8.00[5,6]	0.14[7,8]	0.14[7,8]	1.74[6]	884,206	17
08-31-2011	8.53	0.20	0.94	1.14	(0.19)	(0.08)	—	(0.27)	9.40	13.33[5]	0.14[7]	0.13[7]	2.11	787,437	24
08-31-2010	8.06	0.20	0.49	0.69	(0.19)	(0.03)	—	(0.22)	8.53	8.45[5]	0.14[7]	0.14[7]	2.30	631,670	23
08-31-2009	9.67	0.19	(1.48)	(1.29)	(0.20)	(0.12)	—	(0.32)	8.06	(12.38)[5]	0.16[7]	0.16[7]	2.67	420,276	26
08-31-2008	10.82	0.15	(1.03)	(0.88)	(0.16)	(0.11)	—	(0.27)	9.67	(8.38)[5]	0.17[7]	0.17[7,10]	1.49	276,252	10
08-31-2007[11]	10.00	0.07	0.93	1.00	(0.07)	(0.11)	—	(0.18)	10.82	10.22[5,6]	0.32[8,12]	0.20[8,12]	0.78[8]	64,901	7

1 Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the
Portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Six months ended 2-29-12. Unaudited.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio.
The range of expense ratios of the underlying funds held by the Portfolios was as follows: 0.48%–1.45%, 0.48%–1.14%, 0.48%–1.17%, 0.49%–1.31% and
0.49%–1.13% for the periods ended 2-29-12, 8-31-11, 8-31-10, 8-31-09 and 8-31-08, respectively.
8 Annualized.
9 Includes the impact of expense recapture which amounted to 0.02%, less than 0.005%, 0.01%, 0.28% and 0.02% of average net assets for Class A, Class R1,
Class R3, Class R4 and Class R5 shares, respectively, for the year ended 8-31-10. See Note 4.
10 Includes transfer agent fee earned credits of less than 0.01% of average net assets.
11 The inception date for Class A, Class R1, Class R3, Class R4, Class R5 and Class 1 shares is 10-30-06.
12 Does not include expenses of the underlying affiliated funds in which the Portfolio invests.
13 The Adviser made a payment to the Portfolio of $2,881. Excluding this payment, total returns would have been 9.48% for Class R1 shares. There was no effect to the total returns for Class A, Class R3, Class R4, Class R5 and Class 1.
14 The inception date for Class R6 shares is 9-1-11.

Semiannual report | Lifecycle Portfolios 47
See notes to financial statements

Financial highlights

Continued

Lifecycle 2015 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses	Expenses
			realized	Total							before	including		Net
	Net asset	Net	and	from	From net						reduc-	reduc-		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	tions and	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS A

02-29-2012[4]	9.39	0.16	0.49	0.65	(0.21)	(0.05)	—	(0.26)	9.78	7.14[5,6]	0.70[7,8]	0.59[7,8]	1.72[6]	27,783	19
08-31-2011	8.66	0.19	0.81	1.00	(0.20)	(0.07)	—	(0.27)	9.39	11.54[5]	0.67[7]	0.59[7]	2.00	22,954	30
08-31-2010	8.17	0.22	0.50	0.72	(0.19)	(0.04)	—	(0.23)	8.66	8.82[5]	0.64[7]	0.59[7,9]	2.49	13,255	26
08-31-2009	9.66	0.21	(1.36)	(1.15)	(0.21)	(0.13)	—	(0.34)	8.17	(10.91)[5]	1.03[7]	0.61[7]	2.96	8,596	28
08-31-2008	10.65	0.18	(0.92)	(0.74)	(0.14)	(0.11)	—	(0.25)	9.66	(7.16)[5]	1.43[7]	0.63[7,10]	1.74	2,776	10
08-31-2007[11]	10.00	0.07	0.76	0.83	(0.09)	(0.09)	—	(0.18)	10.65	8.37[5,6]	2.19[8,12]	0.63[8,12]	0.86[8]	836	9

CLASS R1

02-29-2012[4]	9.37	0.17	0.48	0.65	(0.20)	(0.05)	—	(0.25)	9.77	7.09[5,6]	1.77[7,8]	0.78[7,8]	1.77[6]	1,326	19
08-31-2011	8.64	0.20	0.79	0.99	(0.19)	(0.07)	—	(0.26)	9.37	11.41[5]	1.78[7]	0.74[7]	2.03	1,618	30
08-31-2010	8.15	0.20	0.51	0.71	(0.18)	(0.04)	—	(0.22)	8.64	8.69[5]	1.36[7]	0.74[7,9]	2.32	1,267	26
08-31-2009	9.62	0.20	(1.35)	(1.15)	(0.19)	(0.13)	—	(0.32)	8.15	(11.15)[5]	5.13[7]	0.83[7]	2.79	762	28
08-31-2008	10.63	0.16	(0.93)	(0.77)	(0.13)	(0.11)	—	(0.24)	9.62	(7.41)[5]	8.84[7]	0.86[7,10]	1.61	207	10
08-31-2007[11]	10.00	0.11	0.69	0.80	(0.08)	(0.09)	—	(0.17)	10.63	8.08[5,6,13]	16.47[8,12]	0.87[8,12]	1.21[8]	108	9

CLASS R3

02-29-2012[4]	9.37	0.16	0.48	0.64	(0.20)	(0.05)	—	(0.25)	9.76	7.04[5,6]	1.11[7,8]	0.71[7,8]	1.74[6]	4,821	19
08-31-2011	8.64	0.20	0.79	0.99	(0.19)	(0.07)	—	(0.26)	9.37	11.46[5]	1.34[7]	0.69[7]	2.03	2,946	30
08-31-2010	8.15	0.21	0.50	0.71	(0.18)	(0.04)	—	(0.22)	8.64	8.74[5]	1.29[7]	0.69[7,9]	2.40	1,780	26
08-31-2009	9.63	0.20	(1.36)	(1.16)	(0.19)	(0.13)	—	(0.32)	8.15	(11.12)[5]	2.59[7]	0.77[7]	2.81	763	28
08-31-2008	10.63	0.15	(0.91)	(0.76)	(0.13)	(0.11)	—	(0.24)	9.63	(7.32)[5]	6.20[7]	0.81[7,10]	1.48	693	10
08-31-2007[11]	10.00	0.11	0.69	0.80	(0.08)	(0.09)	—	(0.17)	10.63	8.10[5,6]	16.38[8,12]	0.80[8,12]	1.28[8]	108	9

CLASS R4

02-29-2012[4]	9.38	0.16	0.50	0.66	(0.23)	(0.05)	—	(0.28)	9.76	7.26[5,6]	9.32[7,8]	0.41[7,8]	1.69[6]	168	19
08-31-2011	8.65	0.20	0.82	1.02	(0.22)	(0.07)	—	(0.29)	9.38	11.76[5]	11.17[7]	0.39[7]	2.04	158	30
08-31-2010	8.16	0.24	0.50	0.74	(0.21)	(0.04)	—	(0.25)	8.65	9.01[5]	7.11[7]	0.39[7,9]	2.74	64	26
08-31-2009	9.65	0.21	(1.35)	(1.14)	(0.22)	(0.13)	—	(0.35)	8.16	(10.83)[5]	5.34[7]	0.46[7]	3.00	355	28
08-31-2008	10.65	0.21	(0.94)	(0.73)	(0.16)	(0.11)	—	(0.27)	9.65	(7.06)[5]	12.64[7]	0.50[7,10]	2.02	172	10
08-31-2007[11]	10.00	0.14	0.69	0.83	(0.09)	(0.09)	—	(0.18)	10.65	8.35[5,6]	16.08[8,12]	0.52[8,12]	1.56[8]	108	9

CLASS R5

02-29-2012[4]	9.41	0.18	0.49	0.67	(0.26)	(0.05)	—	(0.31)	9.77	7.35[5,6]	1.05[7,8]	0.11[7,8]	1.93[6]	2,236	19
08-31-2011	8.67	0.23	0.83	1.06	(0.25)	(0.07)	—	(0.32)	9.41	12.17[5]	1.24[7]	0.09[7]	2.38	1,465	30
08-31-2010	8.17	0.25	0.52	0.77	(0.23)	(0.04)	—	(0.27)	8.67	9.41[5]	3.42[7]	0.09[7,9]	2.81	273	26
08-31-2009	9.67	0.36	(1.48)	(1.12)	(0.25)	(0.13)	—	(0.38)	8.17	(10.53)[5]	5.04[7]	0.20[7]	4.98	103	28
08-31-2008	10.67	0.18	(0.88)	(0.70)	(0.19)	(0.11)	—	(0.30)	9.67	(6.81)[5]	5.09[7]	0.22[7,10]	1.81	464	10
08-31-2007[11]	10.00	0.16	0.69	0.85	(0.09)	(0.09)	—	(0.18)	10.67	8.61[5,6]	15.77[8,12]	0.23[8,12]	1.84[8]	109	9

CLASS R6

02-29-2012[4,14]	9.40	0.19	0.48	0.67	(0.26)	(0.05)	—	(0.31)	9.76	7.36[5,6]	15.66[7,8]	0.09[7,8]	2.02[6]	104	19

CLASS 1

02-29-2012[4]	9.40	0.18	0.49	0.67	(0.25)	(0.05)	—	(0.30)	9.77	7.41[6]	0.14[7,8]	0.14[7,8]	1.96[6]	576,880	19
08-31-2011	8.67	0.25	0.79	1.04	(0.24)	(0.07)	—	(0.31)	9.40	12.00	0.14[7]	0.14[7]	2.59	534,245	30
08-31-2010	8.17	0.25	0.52	0.77	(0.23)	(0.04)	—	(0.27)	8.67	9.36[5]	0.14[7]	0.14[7]	2.88	439,994	26
08-31-2009	9.68	0.25	(1.37)	(1.12)	(0.26)	(0.13)	—	(0.39)	8.17	(10.54)[5]	0.16[7]	0.16[7]	3.51	305,171	28
08-31-2008	10.68	0.21	(0.91)	(0.70)	(0.19)	(0.11)	—	(0.30)	9.68	(6.80)[5]	0.18[7]	0.18[7]	2.12	216,679	10
08-31-2007[11]	10.00	0.10	0.76	0.86	(0.09)	(0.09)	—	(0.18)	10.68	8.72[5,6]	0.36[8,12]	0.20[8,12]	1.19[8]	55,723	9

48 Lifecycle Portfolios | Semiannual report
See notes to financial statements

Financial highlights

Continued

Lifecycle 2015 Portfolio continued
1 Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the
Portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Six months ended 2-29-12. Unaudited.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio.
The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.48%–1.45%, 0.48%–1.14%, 0.48%–1.17%, 0.49%–1.18% and
0.49%–1.13% for the periods ended 2-29-12, 8-31-11, 8-31-10, 8-31-09 and 8-31-08, respectively.
8 Annualized.
9 Includes the impact of expense recapture which amounted to 0.02%, 0.03%, 0.02%, 0.34% and 0.17% of average net assets for Class A, Class R1, Class R3,
Class R4 and Class R5 shares, respectively, for the year ended 8-31-10. See Note 4.
10 Includes transfer agent fee earned credits of less than 0.01% of average net assets.
11 The inception date for Class A, Class R1, Class R3, Class R4, Class R5 and Class 1 shares is 10-30-06.
12 Does not include expenses of the underlying affiliated funds in which the Portfolio invests.
13 The Adviser made a payment to the Portfolio of $6,640. Excluding this payment, total return would have been 7.98% for Class R1. There was no effect to the total returns for Class A, Class R3, Class R4, Class R5 and Class 1.
14 The inception date for Class R6 shares is 9-1-11.

Lifecycle 2010 Portfolio

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses	Expenses
			realized	Total							before	including		Net
	Net asset	Net	and	from	From net						reduc-	reduc-		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	tions and	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%) (loss)	(%)[1]	($)	(%)

CLASS A

02-29-2012[4]	9.58	0.18	0.42	0.60	(0.27)	(0.04)	—	(0.31)	9.87	6.50[5,6]	0.72[7,8]	0.60[7,8]	1.91[6]	18,148	19
08-31-2011	8.98	0.23	0.69	0.92	(0.26)	(0.06)	—	(0.32)	9.58	10.21[5]	0.70[7]	0.59[7]	2.30	17,032	43
08-31-2010	8.38	0.26	0.54	0.80	(0.17)	(0.03)	—	(0.20)	8.98	9.60[5]	0.63[7]	0.60[7,9]	2.89	9,538	48
08-31-2009	9.69	0.28	(1.20)	(0.92)	(0.26)	(0.13)	—	(0.39)	8.38	(8.53)[5]	1.22[7]	0.64[7]	3.75	5,637	31
08-31-2008	10.54	0.23	(0.83)	(0.60)	(0.16)	(0.09)	—	(0.25)	9.69	(5.87)[5]	1.61[7]	0.65[7,10]	2.28	2,050	14
08-31-2007[11]	10.00	0.12	0.57	0.69	(0.09)	(0.06)	—	(0.15)	10.54	6.99[5,6]	2.45[8,12]	0.63[8,12]	1.42[8]	665	17

CLASS R1

02-29-2012[4]	9.55	0.17	0.43	0.60	(0.26)	(0.04)	—	(0.30)	9.85	6.46[5,6]	4.85[7,8]	0.78[7,8]	1.74[6]	379	19
08-31-2011	8.95	0.26	0.64	0.90	(0.24)	(0.06)	—	(0.30)	9.55	10.09[5]	4.44[7]	0.74[7]	2.65	337	43
08-31-2010	8.36	0.26	0.52	0.78	(0.16)	(0.03)	—	(0.19)	8.95	9.36[5]	1.80[7]	0.75[7,9]	2.95	411	48
08-31-2009	9.66	0.25	(1.19)	(0.94)	(0.23)	(0.13)	—	(0.36)	8.36	(8.82)[5]	9.94[7]	0.87[7]	3.39	286	31
08-31-2008	10.52	0.23	(0.85)	(0.62)	(0.15)	(0.09)	—	(0.24)	9.66	(6.02)[5]	14.92[7]	0.87[7,10]	2.30	126	14
08-31-2007[11]	10.00	0.15	0.52	0.67	(0.09)	(0.06)	—	(0.15)	10.52	6.70[5,6]	16.89[8,12]	0.87[8,12]	1.70[8]	107	17

CLASS R3

02-29-2012[4]	9.56	0.17	0.43	0.60	(0.26)	(0.04)	—	(0.30)	9.86	6.51[5,6]	1.44[7,8]	0.71[7,8]	1.80[6]	2,229	19
08-31-2011	8.96	0.23	0.68	0.91	(0.25)	(0.06)	—	(0.31)	9.56	10.13[5]	1.53[7]	0.69[7]	2.33	2,196	43
08-31-2010	8.37	0.25	0.54	0.79	(0.17)	(0.03)	—	(0.20)	8.96	9.39[5]	1.32[7]	0.70[7,9]	2.79	1,441	48
08-31-2009	9.67	0.26	(1.19)	(0.93)	(0.24)	(0.13)	—	(0.37)	8.37	(8.69)[5]	2.34[7]	0.79[7]	3.48	1,260	31
08-31-2008	10.53	0.26	(0.88)	(0.62)	(0.15)	(0.09)	—	(0.24)	9.67	(6.02)[5]	3.95[7]	0.82[7,10]	2.64	795	14
08-31-2007[11]	10.00	0.16	0.52	0.68	(0.09)	(0.06)	—	(0.15)	10.53	6.82[5,6,13]	16.81[8,12]	0.80[8,12]	1.77[8]	107	17

CLASS R4

2-29-2012[4]	9.58	0.18	0.44	0.62	(0.29)	(0.04)	—	(0.33)	9.87	6.72[5,6]	4.52[7,8]	0.41[7,8]	1.86[6]	348	19
08-31-2011	8.98	0.21	0.73	0.94	(0.28)	(0.06)	—	(0.34)	9.58	10.42[5]	8.04[7]	0.39[7]	2.14	347	43
08-31-2010	8.38	0.30	0.52	0.82	(0.19)	(0.03)	—	(0.22)	8.98	9.79[5]	8.52[7]	0.40[7,9]	3.31	71	48
08-31-2009	9.69	0.29	(1.20)	(0.91)	(0.27)	(0.13)	—	(0.40)	8.38	(8.40)[5]	11.93[7]	0.49[7]	3.82	116	31
08-31-2008	10.55	0.26	(0.85)	(0.59)	(0.18)	(0.09)	—	(0.27)	9.69	(5.76)[5]	12.38[7]	0.53[7,10]	2.56	205	14
08-31-2007[11]	10.00	0.18	0.52	0.70	(0.09)	(0.06)	—	(0.15)	10.55	7.08[5,6,13]	16.51[8,12]	0.52[8,12]	2.06[8]	107	17

Semiannual report | Lifecycle Portfolios 49
See notes to financial statements

Financial highlights

Continued

Lifecycle 2010 Portfolio continued

Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data

		Income (loss) from
		investment operations				Less distributions					Ratios to average net assets

			Net								Expenses	Expenses
			realized	Total							before	including		Net
	Net asset	Net	and	from	From net						reduc-	reduc-		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	tions and	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS R5

02-29-2012[4]	9.60	0.20	0.42	0.62	(0.32)	(0.04)	—	(0.36)	9.86	6.71[5,6]	0.69[7,8]	0.12[7,8]	2.07[6]	3,629	19
08-31-2011	8.99	0.26	0.71	0.97	(0.30)	(0.06)	—	(0.36)	9.60	10.83[5]	0.79[7]	0.09[7]	2.65	2,679	43
08-31-2010	8.39	0.32	0.52	0.84	(0.21)	(0.03)	—	(0.24)	8.99	10.08[5]	3.13[7]	0.10[7,9]	3.54	261	48
08-31-2009	9.71	0.31	(1.20)	(0.89)	(0.30)	(0.13)	—	(0.43)	8.39	(8.11)[5]	5.86[7]	0.20[7]	4.12	207	31
08-31-2008	10.57	0.24	(0.80)	(0.56)	(0.21)	(0.09)	—	(0.30)	9.71	(5.51)[5]	10.30[7]	0.25[7,10]	2.41	498	14
08-31-2007[11]	10.00	0.21	0.52	0.73	(0.10)	(0.06)	—	(0.16)	10.57	7.33[5,6,13]	16.20[8,12]	0.23[8,12]	2.34[8]	107	17

CLASS R6

02-29-2012[4,14]	9.60	0.21	0.42	0.63	(0.32)	(0.04)	—	(0.36)	9.87	6.82[5,6]	16.33[7,8]	0.10[7,8]	2.18[6]	103	19

CLASS 1

02-29-2012[4]	9.60	0.20	0.43	0.63	(0.32)	(0.04)	—	(0.36)	9.87	6.76[6]	0.15[7,8]	0.15[7,8]	2.12[6]	415,940	19
08-31-2011	8.99	0.30	0.67	0.97	(0.30)	(0.06)	—	(0.36)	9.60	10.78	0.14[7]	0.14[7]	3.05	421,921	43
08-31-2010	8.39	0.31	0.53	0.84	(0.21)	(0.03)	—	(0.24)	8.99	10.04[5]	0.15[7]	0.15[7]	3.45	447,295	48
08-31-2009	9.72	0.30	(1.20)	(0.90)	(0.30)	(0.13)	—	(0.43)	8.39	(8.15)[5]	0.19[7]	0.19[7]	4.10	151,035	31
08-31-2008	10.57	0.26	(0.81)	(0.55)	(0.21)	(0.09)	—	(0.30)	9.72	(5.41)[5]	0.21[7]	0.20[7]	2.61	121,337	14
08-31-2007[11]	10.00	0.16	0.57	0.73	(0.10)	(0.06)	—	(0.16)	10.57	7.34[5,6]	0.56[8,12]	0.20[8,12]	1.78[8]	25,428	17

1 Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the
Portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Six months ended 2-29-12. Unaudited.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio.
The range of expense ratios of the underlying funds held by the Portfolios was as follows: 0.48%–1.45%, 0.48%–1.12%, 0.48%–1.13%, 0.49%–1.09% and
0.49%–1.13% for the periods ended 2-29-12, 8-31-11, 8-31-10, 8-31-09 and 8-31-08, respectively.
8 Annualized.
9 Includes the impact of expense recapture which amounted to 0.02%, 0.14%, 0.02%, 0.46% and 0.16% of average net assets for Class A, Class R1, Class R3, Class R4 and Class R5 shares, respectively, for the year ended 8-31-10. See Note 4.
10 Includes transfer agent fee earned credits of less than 0.01% of average net assets.
11 The inception date for Class A, Class R1, Class R3, Class R4, Class R5 and Class 1 shares is 10-30-06.
12 Does not include expenses of the underlying affiliated funds in which the Portfolio invests.
13 The Adviser made a payment to the Portfolio of $4,286. Excluding this payment, total returns would have been 6.72%, 6.97% and 7.23% for Class R3, Class R4 and
Class R5, respectively. There was no effect to the total returns for Class A, Class R1 and Class 1.
14 The inception date for Class R6 shares is 9-1-11.

50 Lifecycle Portfolios | Semiannual report
See notes to financial statements

Notes to financial statements

(Unaudited)

Note 1 — Organization

John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (1940 Act). The Trust is a series company with multiple investment series, eight of which (collectively, Lifecycle Portfolios or the Portfolios, and each individually the Portfolio) are presented in this report. The Lifecycle Portfolios are series of the Trust and operate as “funds of funds” that invest in Class NAV shares of underlying funds of the Trust, John Hancock Funds III (JHF III) and other affiliated funds of the John Hancock funds complex.

The Portfolios may offer multiple classes of shares. The shares currently offered are detailed in the Statements of assets and liabilities. Class A shares are open to all investors. Class R1, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ.

Effective May 1, 2012, the Lifecycle Portfolios are changing their names to Retirement Living Portfolios as follows:

Old Portfolio Name	New Portfolio Name

Lifecycle 2045 Portfolio	Retirement Living through 2045 Portfolio
Lifecycle 2040 Portfolio	Retirement Living through 2040 Portfolio
Lifecycle 2035 Portfolio	Retirement Living through 2035 Portfolio
Lifecycle 2030 Portfolio	Retirement Living through 2030 Portfolio
Lifecycle 2025 Portfolio	Retirement Living through 2025 Portfolio
Lifecycle 2020 Portfolio	Retirement Living through 2020 Portfolio
Lifecycle 2015 Portfolio	Retirement Living through 2015 Portfolio
Lifecycle 2010 Portfolio	Retirement Living through 2010 Portfolio

The accounting policies of the underlying funds of the Portfolios are outlined in the underlying funds’ shareholder reports, available without charge by calling 1-800-344-1029, on jhfunds.com, on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Portfolios:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

As of February 29, 2012, all investments are categorized as Level 1 under the hierarchy described above. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the six months ended February 29, 2012, there were no significant transfers in or out of Level 1, Level 2 or Level 3.

Investments by the Portfolios in underlying affiliated funds are valued at their respective net asset values each business day.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Semiannual report | Lifecycle Portfolios 51

Line of credit. The Portfolios may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Portfolios to make properly authorized payments. The Portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Portfolios property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Portfolios and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $200 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating portfolio on a pro rata basis and is reflected in other expenses on the Statements of operations. For the six months ended February 29, 2012, the Portfolios had no borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Portfolios intend to continue to qualify as regulated investment companies by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provisions are required.

For federal income tax purposes, the Portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of August 31, 2011:

Capital Loss Carryforwards
Expiring at August 31
Portfolio	2017	2018	2019

Lifecycle 2045	—	$1,612,026	—
Lifecycle 2040	—	2,725,999	—
Lifecycle 2035	—	6,044,467	—
Lifecycle 2030	—	10,163,101	—
Lifecycle 2025	—	20,936,186	—
Lifecycle 2020	—	20,710,146	—
Lifecycle 2015	$562,494	22,163,126	$836,549
Lifecycle 2010	—	3,477,278	—

Under the Regulated Investment Company Modernization Act of 2010, the Portfolios are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of August 31, 2011, the Portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

The cost of investments owned on February 29, 2012, including short-term investments, for federal income tax purposes, was as follows:

		Unrealized	Unrealized	Net Unrealized
Portfolio	Aggregate Cost	Appreciation	Depreciation	Appreciation

Lifecycle 2045	$464,078,295	$68,664,264	($141,678)	$68,522,586
Lifecycle 2040	458,302,623	66,336,698	(141,991)	66,194,707
Lifecycle 2035	597,271,808	85,937,043	(177,317)	85,759,726
Lifecycle 2030	761,284,397	104,477,746	(181,815)	104,295,931
Lifecycle 2025	879,287,575	113,794,584	(174,351)	113,620,233
Lifecycle 2020	831,685,699	100,229,932	—	100,229,932
Lifecycle 2015	552,351,129	61,091,928	—	61,091,928
Lifecycle 2010	405,569,294	35,428,755	(134,189)	35,294,566

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Portfolios generally declare and pay dividends and capital gain distributions, if any, annually.

52 Lifecycle Portfolios | Semiannual report

Distributions paid by the Portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Short term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and characterization of distributions.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 may result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser), serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of MFC.

Management fee. The Portfolios pay the Adviser a management fee for its services to the Portfolios. The management fee has two components: (a) a fee on net assets invested in affiliated funds (Affiliated Fund Assets) and (b) a fee on net assets not invested in affiliated funds (Other Assets). Affiliated funds are any funds of the Trust, JHF III and John Hancock Variable Insurance Trust (JHVIT), excluding John Hancock Money Market Trust B, John Hancock 500 Index Trust B, John Hancock International Equity Index Trust B and John Hancock Total Bond Market Trust B. The fee on assets invested in Affiliated Fund Assets is stated as an annual percentage of the current value of the aggregate net assets of all the Portfolios and is equivalent to the sum of: (a) 0.06% of the first $7.5 billion of aggregate net assets and (b) 0.05% of the excess over $7.5 billion of aggregate net assets. The fee on Other Assets is stated as an annual percentage of the current value of the aggregate net assets of all the Portfolios and is equivalent to the sum of: (a) 0.51% of the first $7.5 billion of aggregate net assets and (b) 0.50% of the excess over $7.5 billion of aggregate net assets and is applied to the Other Assets of the Portfolios.

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited and John Hancock Asset Management a division of Manulife Asset Management (US) LLC, both indirectly owned subsidiaries of MFC and affiliates of the Adviser, act as subadvisers to the Portfolios. QS Investors, LLC acts as subadviser consultant. The Portfolios are not responsible for payment of the subadvisory fees.

Expense reimbursements. The Adviser has voluntarily agreed to reduce its management fee if certain expenses of each Lifecycle Portfolio exceed 0.10% of average net assets. Expenses excluded from this waiver are taxes, brokerage commissions, interest expense, litigation and indemnification expenses, advisory fees, Rule 12b-1 fees, printing and postage, state registration fees, transfer agent and service fees, underlying fund expenses and other extraordinary expenses not incurred in the ordinary course of a Portfolio’s business. This expense reduction will continue in effect until terminated by the Adviser.

The Adviser has voluntarily agreed to waive its advisory fee or reimburse the Portfolios so that the aggregate advisory fee retained by the Adviser with respect to each Portfolio and the underlying investments in a Portfolio does not exceed 0.51% of the Portfolio’s first $7.5 billion of average daily net assets and 0.50% of the Portfolio’s average daily net assets in excess of $7.5 billion. This voluntary waiver may terminate at any time.

The Adviser has contractually agreed to waive fees and/or reimburse certain class specific expenses, excluding fund level and advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses and acquired fund fees and expenses for Class A, Class R1, Class R3, Class R4, Class R5 and Class R6 shares, to the extent that fees/expenses for each class exceed 0.50%, 0.75%, 0.65%, 0.35%, 0.05% and 0.00%, respectively, of the average daily net assets attributable to that class. This expense fee waiver and/or reimbursement will continue in effect until at least December 31, 2012. Prior to December 31, 2011 the Adviser had contractually agreed to waive fees and/or reimburse certain class specific expenses, including 12b-1 fees, transfer agent fees and service fees, state registration fees and printing and postage for Class A, Class R1, Class R3, Class R4, Class R5 and Class R6 shares, to the extent that fees/expenses for each class exceed 0.50%, 0.65%, 0.60% (0.55% for Lifecycle 2045 and Lifecycle 2040), 0.30%, 0.00% and 0.00%, respectively, of the average daily net assets attributable to that class.

Semiannual report | Lifecycle Portfolios 53

For the six months ended February 29, 2012, the expense reductions related to these plans amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:

			Expense Reimbursement by Class

Portfolio	Class A	Class R1	Class R3	Class R4	Class R5	Class R6	Class 1	Total

Lifecycle 2045	$10,215	$7,828	$7,375	$6,953	$7,121	$7,996	$4,802	$52,290
Lifecycle 2040	9,901	7,740	8,545	6,899	7,417	7,996	4,665	53,163
Lifecycle 2035	10,891	8,098	7,654	7,163	7,302	8,002	6,091	55,201
Lifecycle 2030	12,599	8,215	7,977	6,965	7,767	8,168	7,753	59,444
Lifecycle 2025	14,120	8,235	8,125	7,095	8,503	8,548	8,085	62,711
Lifecycle 2020	14,119	8,325	8,565	6,940	9,464	8,011	7,190	62,614
Lifecycle 2015	12,556	7,911	8,706	6,876	7,624	7,638	—	51,311
Lifecycle 2010	10,493	6,971	7,759	6,819	8,387	7,962	—	48,391

Expense recapture. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred to the extent that the Portfolios are below their expense limitation during this period. The table below outlines the amounts recovered during the six months ended February 29, 2012, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

	Amounts eligible for	Amounts eligible for	Amounts eligible for	Amounts eligible for	Amount recovered during
	recovery through	recovery through	recovery through	recovery through	the six months ended
Portfolio	August 1, 2012	August 1, 2013	August 1, 2014	February 1, 2015	February 29, 2012

Lifecycle 2045	$6,759	$11,029	$16,461	$27,252	—
Lifecycle 2040	6,479	8,369	15,957	27,087	—
Lifecycle 2035	6,413	8,506	15,699	27,951	—
Lifecycle 2030	7,005	9,710	15,037	29,762	—
Lifecycle 2025	6,069	7,688	15,026	31,599	—
Lifecycle 2020	4,616	8,766	15,262	31,421	—
Lifecycle 2015	5,293	7,136	15,712	29,519	—
Lifecycle 2010	4,015	4,366	15,133	27,600	—

The investment management fees incurred for the six months ended February 29, 2012, including the impact of waivers, reimbursements and amounts recaptured, were equivalent to a net annual effective rate of the Portfolios’ average net assets as follows:

	Annual		Annual
Portfolio	Effective Rate	Portfolio	Effective Rate

Lifecycle 2045	0.04%	Lifecycle 2025	0.05%
Lifecycle 2040	0.04%	Lifecycle 2020	0.05%
Lifecycle 2035	0.04%	Lifecycle 2015	0.04%
Lifecycle 2030	0.05%	Lifecycle 2010	0.04%

Accounting and legal services. Pursuant to a service agreement, the Portfolios reimburse the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 29, 2012 amounted to an annual rate of 0.02% of each Portfolio’s average daily net assets.

Distribution and service plans. The Trust has a distribution agreement with the Distributor. The Portfolios have adopted distribution and service plans with respect to Class A, Class R1, Class R3 Class R4 and Class 1 pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Portfolio. In addition, under a service plan for Class R1, Class R3, Class R4 and Class R5, the Portfolios pay for certain other services. The Portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Portfolios’ shares.

Class	12b-1 Fee	Service Fee

A	0.30%	—
R1	0.50%	0.25%
R3	0.50%	0.15%
R4	0.25%	0.10%
R5	—	0.05%
1	0.05%	—

54 Lifecycle Portfolios | Semiannual report

Sales charges. Class A shares are assessed up-front sales charges of up to 5% of net asset value of such shares. The following summarizes the net up-front sales charges received by the Distributor during the six months ended February 29, 2012:

	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle
	2045	2040	2035	2030	2025	2020	2015	2010

Net sales charges	$15,025	$12,459	$15,303	$25,204	$13,278	$15,295	$13,310	$5,958
Retained for printing
prospectuses, advertising
and sales literature	1,959	1,045	1,728	3,342	1,622	1,970	1,751	771
Sales commission to
unrelated broker-dealers	11,854	11,155	12,160	21,754	11,484	11,669	11,531	5,187
Sales commission to
affiliated sales personnel	1,212	259	1,415	108	172	1,656	28	—

Transfer agent fees. The Portfolios have a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Portfolios and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 29, 2012 were:

		Distribution and	Transfer	Printing and	State registration
Portfolio	Class	service fees	agent fees	postage	fees

Lifecycle 2045	A	$17,592	$12,967	$1,614	$7,240
	R1	4,570	227	281	6,929
	R3	2,948	171	184	6,718
	R4	875	99	103	6,718
	R5	199	141	148	6,718
	R6	—	18	143	7,833
	1	113,645	—	—	—
	Total	$139,829	$13,623	$2,473	$42,156

Lifecycle 2040	A	$19,451	$14,333	$1,573	$6,826
	R1	5,292	260	259	6,790
	R3	8,319	491	334	6,842
	R4	604	65	58	6,744
	R5	283	227	142	6,904
	R6	—	18	169	7,807
	1	110,404	—	—	—

	Total	$144,353	$15,394	$2,535	$41,913

Lifecycle 2035	A	$25,077	$18,475	$1,802	$7,157
	R1	7,524	373	336	6,755
	R3	6,206	361	237	6,725
	R4	1,670	183	125	6,716
	R5	216	168	151	6,853
	R6	—	18	169	7,813
	1	144,154	—	—	—
	Total	$184,847	$19,578	$2,820	$42,019

Lifecycle 2030	A	$36,056	$26,749	$2,353	$7,283
	R1	8,732	433	360	6,668
	R3	8,402	487	281	6,767
	R4	1,159	131	69	6,715
	R5	497	439	231	6,830
	R6	—	18	169	7,979
	1	183,472	—	—	—
	Total	$238,318	$28,257	$3,463	$42,242

Semiannual report | Lifecycle Portfolios 55

		Distribution and	Transfer	Printing and	State registration
Portfolio	Class	service fees	agent fees	postage	fees

Lifecycle 2025	A	$40,556	$30,045	$2,300	$8,551
	R1	9,236	462	305	6,667
	R3	10,030	584	295	6,713
	R4	1,684	189	120	6,667
	R5	831	673	361	6,945
	R6	—	18	169	8,359
	1	211,691	—	—	—
	Total	$274,028	$31,971	$3,550	$43,902

Lifecycle 2020	A	$44,850	$33,155	$2,798	$7,797
	R1	9,280	462	329	6,734
	R3	11,687	682	396	6,872
	R4	1,117	125	53	6,711
	R5	906	758	309	7,910
	R6	—	18	169	7,823
	1	199,362	—	—	—
	Total	$267,202	$35,200	$4,054	$43,847

Lifecycle 2015	A	$35,752	$26,354	$2,043	$7,995
	R1	5,946	302	302	6,782
	R3	14,161	817	345	6,837
	R4	259	29	51	6,781
	R5	367	297	225	6,901
	R6	—	18	169	7,451
	1	133,870	—	—	—
	Total	$190,355	$27,817	$3,135	$42,747

Lifecycle 2010	A	$25,735	$19,212	$1,536	$6,903
	R1	1,285	65	127	6,669
	R3	6,970	409	269	6,723
	R4	549	63	32	6,700
	R5	584	544	414	7,119
	R6	—	18	143	7,800
	1	101,521	—	—	—
	Total	$136,644	$20,311	$2,521	$41,914

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Portfolio based on its average daily net assets.

Note 5 — Fund share transactions

Transactions in Portfolio shares for the six months ended February 29, 2012 and the year ended August 31, 2011 were as follows:

Lifecycle 2045 Portfolio

	Six months ended 2-29-12			Year ended 8-31-11
	Shares	Amount	Shares	Amount

Class A shares

Sold	538,610	$4,934,722	831,681	$8,054,620
Distributions reinvested	19,200	172,803	11,744	112,739
Repurchased	(251,021)	(2,288,277)	(432,717)	(4,169,525)

Net increase	306,789	$2,819,248	410,708	$3,997,834

Class R1 shares

Sold	49,089	$447,875	52,120	$503,665
Distributions reinvested	1,525	13,708	1,071	10,273
Repurchased	(34,506)	(330,378)	(26,821)	(259,086)

Net increase	16,108	$131,205	26,370	$254,852

Class R3 shares

Sold	24,152	$219,370	54,196	$534,222
Distributions reinvested	1,423	12,788	987	9,464
Repurchased	(20,583)	(185,275)	(23,190)	(221,342)

Net increase	4,992	$46,883	31,993	$322,344

56 Lifecycle Portfolios | Semiannual report

Lifecycle 2045 Portfolio continued

	Six months ended 2-29-12			Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class R4 shares

Sold	18,006	$165,298	29,602	$289,801
Distributions reinvested	989	8,913	563	5,412
Repurchased	(6,646)	(61,703)	(11,114)	(104,970)

Net increase	12,349	$112,508	19,051	$190,243

Class R5 shares

Sold	69,123	$641,730	54,451	$521,624
Distributions reinvested	2,177	19,640	995	9,583
Repurchased	(6,049)	(56,617)	(24,642)	(241,346)

Net increase	65,251	$604,753	30,804	$289,861

Class R6 Shares

Sold	10,787	$100,000	—	—

Net increase	10,787	$100,000	—	—

Class 1 shares

Sold	4,081,162	$37,512,202	9,998,527	$96,763,022
Distributions reinvested	965,834	8,711,822	776,982	7,474,569
Repurchased	(1,085,577)	(9,698,727)	(985,130)	(9,499,403)

Net increase	3,961,419	$36,525,297	9,790,379	$94,738,188

Net increase	4,377,695	$40,339,894	10,309,305	$99,793,322

Lifecycle 2040 Portfolio

	Six months ended 2-29-12			Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	432,273	$3,937,289	830,331	$8,106,611
Distributions reinvested	20,917	188,254	13,043	125,209
Repurchased	(253,190)	(2,318,126)	(362,563)	(3,492,727)

Net increase	200,000	$1,807,417	480,811	$4,739,093

Class R1 shares

Sold	76,523	$697,993	34,251	$333,171
Distributions reinvested	1,728	15,539	1,426	13,685
Repurchased	(21,297)	(199,266)	(58,546)	(555,862)

Net increase (decrease)	56,954	$514,266	(22,869)	($209,006)

Class R3 shares

Sold	40,862	$374,796	143,312	$1,410,974
Distributions reinvested	3,823	34,329	2,835	27,191
Repurchased	(64,754)	(571,473)	(37,099)	(354,014)

Net increase (decrease)	(20,069)	($162,348)	109,048	$1,084,151

Class R4 shares

Sold	33,629	$292,456	12,879	$126,627
Distributions reinvested	725	6,528	321	3,086
Repurchased	(4,415)	(42,324)	(14,858)	(148,024)

Net increase (decrease)	29,939	$256,660	(1,658)	($18,311)

Class R5 shares

Sold	119,111	$1,106,326	61,560	$584,507
Distributions reinvested	3,357	30,279	1,497	14,420
Repurchased	(10,441)	(94,479)	(22,056)	(214,714)

Net increase	112,027	$1,042,126	41,001	$384,213

Class R6 shares

Sold	10,787	$100,000	—	—

Net increase	10,787	$100,000	—	—

Semiannual report | Lifecycle Portfolios 57

Lifecycle 2040 Portfolio continued

	Six months ended 2-29-12			Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	4,218,794	$38,720,632	8,417,768	$81,679,242
Distributions reinvested	941,265	8,480,795	768,257	7,390,632
Repurchased	(815,047)	(7,315,697)	(1,113,521)	(10,688,784)

Net increase	4,345,012	$39,885,730	8,072,504	$78,381,090

Net increase	4,734,650	$43,443,851	8,678,837	$84,361,230

Lifecycle 2035 Portfolio
	Six months ended 2-29-12			Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	559,507	$5,154,412	1,083,000	$10,505,301
Distributions reinvested	27,126	244,942	17,912	172,676
Repurchased	(278,828)	(2,558,524)	(494,912)	(4,764,436)

Net increase	307,805	$2,840,830	606,000	$5,913,541

Class R1 shares

Sold	68,785	$630,744	73,650	$702,436
Distributions reinvested	2,252	20,318	1,932	18,603
Repurchased	(22,940)	(211,839)	(56,722)	(551,913)

Net increase	48,097	$439,223	18,860	$169,126

Class R3 shares

Sold	33,705	$309,487	104,616	$1,034,125
Distributions reinvested	2,774	25,045	2,062	19,883
Repurchased	(36,601)	(338,834)	(37,412)	(357,015)

Net increase (decrease)	(122)	($4,302)	69,266	$696,993

Class R4 shares

Sold	13,413	$124,616	50,592	$490,145
Distributions reinvested	1,756	15,910	1,408	13,598
Repurchased	(12,703)	(121,374)	(19,224)	(188,117)

Net increase	2,466	$19,152	32,776	$315,626

Class R5 shares

Sold	74,061	$701,035	105,440	$989,972
Distributions reinvested	2,324	21,033	2,003	19,347
Repurchased	(10,020)	(89,297)	(62,151)	(590,633)

Net increase	66,365	$632,771	45,292	$418,686

Class R6 shares

Sold	10,741	$100,000	—	—

Net increase	10,741	$100,000	—	—

Class 1 shares

Sold	5,462,325	$50,555,531	10,503,579	$101,850,456
Distributions reinvested	1,224,581	11,082,454	1,020,307	9,856,170
Repurchased	(1,315,993)	(11,808,622)	(1,580,213)	(15,532,918)

Net increase	5,370,913	$49,829,363	9,943,673	$96,173,708

Net increase	5,806,265	$53,857,037	10,715,867	$103,687,680

Lifecycle 2030 Portfolio
	Six months ended 2-29-12			Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	538,327	$4,953,925	1,343,382	$13,064,490
Distributions reinvested	42,174	378,718	30,161	288,034
Repurchased	(288,512)	(2,655,963)	(678,346)	(6,464,785)

Net increase	291,989	$2,676,680	695,197	$6,887,739

58 Lifecycle Portfolios | Semiannual report

Lifecycle 2030 Portfolio continued

	Six months ended 2-29-12			Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class R1 shares

Sold	53,716	$484,570	127,504	$1,237,042
Distributions reinvested	3,152	28,241	2,689	25,602
Repurchased	(27,172)	(247,873)	(109,558)	(1,036,211)

Net increase	29,696	$264,938	20,635	$226,433

Class R3 shares

Sold	70,590	$650,556	125,056	$1,222,516
Distributions reinvested	4,195	37,590	3,003	28,621
Repurchased	(51,828)	(457,005)	(38,474)	(368,489)

Net increase	22,957	$231,141	89,585	$882,648

Class R4 shares

Sold	31,442	$273,222	63,637	$621,435
Distributions reinvested	1,445	12,932	276	2,629
Repurchased	(8,419)	(76,470)	(16,072)	(146,525)

Net increase	24,468	$209,684	47,841	$477,539

Class R5 shares

Sold	142,101	$1,303,386	168,835	$1,594,059
Distributions reinvested	5,508	49,295	4,023	38,299
Repurchased	(10,311)	(93,385)	(41,289)	(395,101)

Net increase	137,298	$1,259,296	131,569	$1,237,257

Class R6 shares

Sold	10,870	$100,000	—	—

Net increase	10,870	$100,000	—	—

Class 1 shares

Sold	6,168,710	$56,293,480	12,966,416	$124,741,431
Distributions reinvested	1,693,638	15,141,121	1,408,297	13,392,900
Repurchased	(1,706,857)	(15,183,892)	(2,345,511)	(22,551,495)

Net increase	6,155,491	$56,250,709	12,029,202	$115,582,836

Net increase	6,672,769	$60,992,448	13,014,029	$125,294,452

Lifecycle 2025 Portfolio

	Six months ended 2-29-12			Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	597,705	$5,491,236	1,528,260	$14,737,656
Distributions reinvested	56,235	508,364	36,662	350,123
Repurchased	(323,935)	(2,988,609)	(540,062)	(5,190,788)

Net increase	330,005	$3,010,991	1,024,860	$9,896,991

Class R1 shares

Sold	71,250	$651,347	95,284	$916,581
Distributions reinvested	4,117	37,140	2,922	27,817
Repurchased	(35,887)	(342,375)	(73,230)	(690,740)

Net increase	39,480	$346,112	24,976	$253,658

Class R3 shares

Sold	75,539	$678,520	165,875	$1,615,642
Distributions reinvested	6,122	55,224	4,367	41,572
Repurchased	(68,352)	(616,415)	(72,908)	(684,266)

Net increase	13,309	$117,329	97,334	$972,948

Class R4 shares

Sold	20,826	$195,775	43,662	$424,596
Distributions reinvested	2,252	20,317	1,783	16,974
Repurchased	(26,450)	(247,278)	(11,895)	(116,650)

Net increase (decrease)	(3,372)	($31,186)	33,550	$324,920

Semiannual report | Lifecycle Portfolios 59

Lifecycle 2025 Portfolio continued

	Six months ended 2-29-12			Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class R5 shares

Sold	106,921	$986,439	338,943	$3,193,519
Distributions reinvested	9,671	87,037	7,901	75,137
Repurchased	(24,383)	(224,548)	(86,579)	(827,427)

Net increase	92,209	$848,928	260,265	$2,441,229

Class R6 shares

Sold	10,799	$100,000	—	—

Net increase	10,799	$100,000	—	—

Class 1 shares

Sold	7,291,746	$67,254,975	14,208,730	$137,182,486
Distributions reinvested	2,205,530	19,849,769	1,879,767	17,876,588
Repurchased	(2,195,376)	(19,663,771)	(2,921,106)	(27,708,237)

Net increase	7,301,900	$67,440,973	13,167,391	$127,350,837

Net increase	7,784,330	$71,833,147	14,608,376	$141,240,583

Lifecycle 2020 Portfolio

	Six months ended 2-29-12			Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	955,357	$8,893,129	1,466,313	$14,354,145
Distributions reinvested	73,970	676,822	55,990	536,383
Repurchased	(736,894)	(6,899,880)	(599,434)	(5,817,025)

Net increase	292,433	$2,670,071	922,869	$9,073,503

Class R1 shares

Sold	68,339	$633,703	123,245	$1,205,573
Distributions reinvested	4,460	40,767	4,330	41,438
Repurchased	(25,229)	(235,361)	(99,947)	(966,546)

Net increase	47,570	$439,109	27,628	$280,465

Class R3 shares

Sold	77,299	$725,445	168,047	$1,640,490
Distributions reinvested	8,603	78,636	8,055	77,082
Repurchased	(74,359)	(667,180)	(97,747)	(956,402)

Net increase	11,543	$136,901	78,355	$761,170

Class R4 shares

Sold	31,032	$273,756	35,973	$354,468
Distributions reinvested	2,011	18,339	450	4,300
Repurchased	(2,323)	(21,963)	(4,508)	(43,090)

Net increase	30,720	$270,132	31,915	$315,678

Class R5 shares

Sold	359,833	$3,370,909	358,396	$3,453,920
Distributions reinvested	13,632	124,598	9,131	87,380
Repurchased	(81,351)	(774,305)	(114,979)	(1,114,770)

Net increase	292,114	$2,721,202	252,548	$2,426,530

Class R6 shares

Sold	10,638	$100,000	—	—

Net increase	10,638	$100,000	—	—

Class 1 shares

Sold	5,857,295	$54,850,265	12,683,319	$122,914,907
Distributions reinvested	2,446,473	22,336,297	2,200,393	21,035,765
Repurchased	(2,454,829)	(22,622,759)	(5,192,514)	(50,358,295)

Net increase	5,848,939	$54,563,803	9,691,198	$93,592,377

Net increase	6,533,957	$60,901,218	11,004,513	$106,449,723

60 Lifecycle Portfolios | Semiannual report

Lifecycle 2015 Portfolio

	Six months ended 2-29-12			Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	718,890	$6,726,531	1,532,470	$14,920,701
Distributions reinvested	71,759	655,163	48,942	463,976
Repurchased	(394,097)	(3,674,865)	(667,084)	(6,408,304)

Net increase	396,552	$3,706,829	914,328	$8,976,373

Class R1 shares

Sold	43,849	$407,410	97,553	$946,495
Distributions reinvested	4,435	40,490	3,848	36,442
Repurchased	(85,131)	(806,663)	(75,325)	(738,582)

Net increase (decrease)	(36,847)	($358,763)	26,076	$244,355

Class R3 shares

Sold	206,276	$1,902,503	186,520	$1,780,327
Distributions reinvested	13,363	121,870	6,702	63,470
Repurchased	(40,185)	(375,631)	(84,733)	(817,575)

Net increase	179,454	$1,648,742	108,489	$1,026,222

Class R4 shares

Sold	3,346	$31,042	12,066	$117,400
Distributions reinvested	458	4,180	241	2,280
Repurchased	(3,416)	(31,820)	(2,897)	(27,066)

Net increase	388	$3,402	9,410	$92,614

Class R5 shares

Sold	93,902	$876,854	157,201	$1,501,810
Distributions reinvested	5,784	52,745	3,887	36,808
Repurchased	(26,546)	(247,947)	(36,800)	(355,605)
Net increase	73,140	$681,652	124,288	$1,183,013

Class R6 shares

Sold	10,638	$100,000	—	—

Net increase	10,638	$100,000	—	—

Class 1 shares

Sold	3,534,058	$33,195,778	8,785,379	$84,580,324
Distributions reinvested	1,908,726	17,407,578	1,741,426	16,473,894
Repurchased	(3,209,300)	(29,727,168)	(4,451,172)	(42,997,625)

Net increase	2,233,484	$20,876,188	6,075,633	$58,056,593

Net increase	2,856,809	$26,658,050	7,258,224	$69,579,170

Lifecycle 2010 Portfolio

	Six months ended 2-29-12			Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	401,975	$3,822,914	1,208,882	$11,860,002
Distributions reinvested	59,176	550,333	36,740	352,702
Repurchased	(401,391)	(3,831,718)	(529,927)	(5,192,641)

Net increase	59,760	$541,529	715,695	$7,020,063

Class R1 shares

Sold	8,354	$79,521	27,366	$268,382
Distributions reinvested	1,117	10,364	1,012	9,693
Repurchased	(6,284)	(60,065)	(39,019)	(379,050)

Net increase (decrease)	3,187	$29,820	(10,641)	($100,975)

Class R3 shares

Sold	19,414	$184,796	90,085	$887,869
Distributions reinvested	7,142	66,349	5,431	52,080
Repurchased	(30,144)	(285,932)	(26,642)	(262,105)

Net increase (decrease)	(3,588)	($34,787)	68,874	$677,844

Semiannual report | Lifecycle Portfolios 61

Lifecycle 2010 Portfolio continued

	Six months ended 2-29-12			Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class R4 shares

Sold	6,648	$63,298	33,231	$332,470
Distributions reinvested	1,144	10,633	281	2,696
Repurchased	(8,753)	(83,617)	(5,207)	(49,306)

Net increase (decrease)	(961)	($9,686)	28,305	$285,860

Class R5 shares

Sold	85,187	$804,058	481,852	$4,653,366
Distributions reinvested	11,439	106,159	7,599	72,798
Repurchased	(7,970)	(76,297)	(239,303)	(2,308,604)

Net increase	88,656	$833,920	250,148	$2,417,560

Class R6 shares

Sold	10,417	$100,000	—	—
Net increase	10,417	$100,000	—	—

Class 1 shares

Sold	1,647,313	$15,667,117	5,062,972	$49,216,235
Distributions reinvested	1,597,003	14,836,157	1,841,210	17,657,201
Repurchased	(5,064,831)	(48,439,984)	(12,680,313)	(124,352,863)

Net decrease	(1,820,515)	($17,936,710)	(5,776,131)	($57,479,427)

Net decrease	(1,663,044)	($16,475,914)	(4,723,750)	($47,179,075)

As of February 29, 2012, affiliates of the Portfolios owned 100% of shares of beneficial interest of Class R6 of all the Portfolios.

Note 6 — Purchase and sale of securities

The following summarizes the purchases and sales of the affiliated underlying funds for the six months ended February 29, 2012:

Portfolio	Purchases	Sales

Lifecycle 2045	$109,877,749	$65,568,026
Lifecycle 2040	110,153,040	62,807,080
Lifecycle 2035	142,084,432	83,154,238
Lifecycle 2030	185,555,874	119,064,732
Lifecycle 2025	220,723,999	144,599,699
Lifecycle 2020	204,830,001	142,662,733
Lifecycle 2015	132,772,250	106,948,681
Lifecycle 2010	84,263,998	103,524,588

62 Lifecycle Portfolios | Semiannual report

Note 7 — Investment in affiliated underlying funds

The Portfolios invest primarily in affiliated underlying funds that are managed by the Adviser and affiliates. The Portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the Portfolios’ investment may represent a significant portion of each underlying fund’s net assets. As of February 29, 2012, the following Portfolios held 5% or more of an underlying fund’s net assets:

		Percent of Underlying
Portfolio	Affiliated Class NAV	Fund’s Net Assets

Lifecycle 2045	John Hancock Funds II Mid Cap Value Index Fund	7.23%
	John Hancock Funds II International Equity Index Fund	7.15%
	John Hancock Funds II Mid Cap Growth Index Fund	6.81%
	John Hancock Funds II Small Cap Index Fund	5.28%

Lifecycle 2040	John Hancock Funds II Mid Cap Value Index Fund	7.23%
	John Hancock Funds II International Equity Index Fund	7.15%
	John Hancock Funds II Mid Cap Growth Index Fund	6.81%
	John Hancock Funds II Small Cap Index Fund	5.28%

Lifecycle 2035	John Hancock Funds II Mid Cap Value Index Fund	9.43%
	John Hancock Funds II International Equity Index Fund	9.28%
	John Hancock Funds II Mid Cap Growth Index Fund	8.83%
	John Hancock Funds II Small Cap Index Fund	6.90%
	John Hancock Funds II Index 500 Fund	6.28%

Lifecycle 2030	John Hancock Funds II International Equity Index Fund	11.14%
	John Hancock Funds II Mid Cap Value Index Fund	10.89%
	John Hancock Funds II Mid Cap Growth Index Fund	10.23%
	John Hancock Funds II Small Cap Index Fund	8.35%
	John Hancock Funds II Index 500 Fund	7.46%

Lifecycle 2025	John Hancock Funds II International Equity Index Fund	11.58%
	John Hancock Funds II Mid Cap Value Index Fund	11.05%
	John Hancock Funds II Mid Cap Growth Index Fund	10.42%
	John Hancock Funds II Index 500 Fund	7.96%
	John Hancock Funds II Small Cap Index Fund	7.05%

Lifecycle 2020	John Hancock Funds II International Equity Index Fund	9.14%
	John Hancock Funds II Small Cap Index Fund	8.85%
	John Hancock Funds II Mid Cap Value Index Fund	8.70%
	John Hancock Funds II Mid Cap Growth Index Fund	8.22%
	John Hancock Funds II Index 500 Fund	6.62%

Lifecycle 2015	John Hancock Funds II Small Cap Index Fund	6.15%

Lifecycle 2010	John Hancock Funds II Mid Cap Value Index Fund	5.44%
	John Hancock Funds II Mid Cap Growth Index Fund	5.02%

Semiannual report | Lifecycle Portfolios	63

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Investment Management Services, LLC
James R. Boyle†
Charles L. Bardelis*	Subadvisers
Peter S. Burgess*	John Hancock Asset Management
Grace K. Fey
Theron S. Hoffman	Principal distributor
Hassell H. McClellan	John Hancock Funds, LLC
Steven M. Roberts*
Custodian
Officers	State Street Bank and Trust Company
Hugh McHaffie
President	Transfer agent
John Hancock Signature Services, Inc.
Thomas M. Kinzler
Secretary and Chief Legal Officer	Legal counsel
K&L Gates LLP
Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelvemonth period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

64 Lifecycle Portfolios | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery

www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Lifecycle Portfolios.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	LC0SA 2/12
4/12

JOHN HANCOCK

Funds II

2.29.2012 **Semiannual Report**

John Hancock

MUTUAL FUNDS

John Hancock Funds II

Semiannual Report — Table of Contents

Sector Weightings	3
Shareholder Expense Example	10
Portfolio of Investments (See below for each Fund’s page #)	16–280
Statements of Assets and Liabilities	281
Statements of Operations	298
Statements of Changes in Net Assets	315
Financial Highlights	326
Notes to Financial Statements	341
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees	412
For More Information	419

	Portfolio of		Portfolio of
Fund	Investments	Fund	Investments

Active Bond Fund	16	Mid Cap Index Fund	153
All Cap Core Fund	29	Mid Cap Stock Fund	157
All Cap Value Fund	32	Mid Cap Value Equity Fund	159
Alpha Opportunities Fund	34	Mid Cap Value Index Fund	161
Blue Chip Growth Fund	38	Mid Value Fund	165
Capital Appreciation Fund	41	Mutual Shares Fund	167
Capital Appreciation Value Fund	42	Real Estate Equity Fund	170
Core Bond Fund	46	Real Estate Securities Fund	170
Core Diversified Growth & Income Portfolio	52	Real Return Bond Fund	171
Core Fundamental Holdings Portfolio	53	Redwood Fund	174
Core Global Diversification Portfolio	53	Retirement 2010 Portfolio	175
Emerging Markets Debt Fund	53	Retirement 2015 Portfolio	175
Equity-Income Fund	55	Retirement 2020 Portfolio	175
Fundamental Value Fund	57	Retirement 2025 Portfolio	176
Global Agribusiness Fund	59	Retirement 2030 Portfolio	176
Global Bond Fund	60	Retirement 2035 Portfolio	176
Global Infrastructure Fund	67	Retirement 2040 Portfolio	176
Global Real Estate Fund	68	Retirement 2045 Portfolio	177
Health Sciences Fund	69	Retirement 2050 Portfolio	177
Heritage Fund	72	Short Term Government Income Fund	177
High Income Fund	74	Small Cap Growth Fund	178
High Yield Fund	76	Small Cap Index Fund	180
Index 500 Fund	83	Small Cap Opportunities Fund	196
International Equity Index Fund	88	Small Cap Value Fund	207
International Growth Stock Fund	104	Small Company Growth Fund	209
International Opportunities Fund	105	Small Company Value Fund	211
International Small Cap Fund	106	Smaller Company Growth Fund	213
International Small Company Fund	108	Spectrum Income Fund	223
International Value Fund	134	Total Bond Market Fund	252
Investment Quality Bond Fund	135	Total Return Fund	262
Large Cap Fund	144	U.S. High Yield Bond Fund	270
Lifecycle 2050 Portfolio	149	Value Fund	274
Mid Cap Growth Index Fund	149	Value & Restructuring Fund	275

2

John Hancock Funds II

Sector Weightings

Active Bond Fund		Alpha Opportunities Fund		Core Bond Fund
	% of		% of		% of
Sector Weighting*	Total	Sector Weighting*	Total	Sector Weighting*	Total

U.S. Government Agency	25.7	Information Technology	21.7	U.S. Government Agency	35.6
Financials	16.8	Consumer Discretionary	21.3	U.S. Government	22.0
Collateralized Mortgage Obligations	16.6	Industrials	12.9	Collateralized Mortgage Obligations	15.4
U.S. Government	8.4	Energy	11.5	Asset Backed Securities	11.9
Energy	6.1	Financials	9.6	Financials	9.7
Consumer Discretionary	4.6	Health Care	9.6	Energy	2.9
Industrials	3.3	Materials	5.4	Utilities	1.8
Utilities	2.9	Consumer Staples	4.8	Telecommunication Services	1.7
Telecommunication Services	2.8	Telecommunication Services	0.8	Foreign Government	1.6
Materials	2.7	Utilities	0.5	Consumer Discretionary	1.5
Asset Backed Securities	2.5	Short-Term Investments & Other	1.9	Consumer Staples	1.5
Consumer Staples	1.8			Health Care	1.5
Health Care	1.0	Blue Chip Growth Fund		Municipal Bonds	1.0
Municipal Bonds	0.3		% of	Information Technology	0.4
Information Technology	0.2	Sector Weighting*	Total	Materials	0.4
Foreign Government Obligations	0.1			Industrials	0.3
Short-Term Investments & Other	4.2	Information Technology	32.8	Short-Term Investments & Other	(9.2)
		Consumer Discretionary	22.6
All Cap Core Fund		Industrials	14.8	Core Diversified Growth & Income
	% of	Health Care	9.4	Portfolio
Sector Weighting*	Total	Energy	7.1		% of
		Financials	7.0	Underlying Funds*	Total
Information Technology	19.7	Materials	3.7
Financials	13.1	Telecommunication Services	2.0
Health Care	12.9	Consumer Staples	0.9	Affiliated Investment Companies
Consumer Discretionary	12.7	Short-Term Investments & Other	(0.3)	Equity	28.0
Energy	12.0
Industrials	10.4	Capital Appreciation Fund		Index 500	23.6
Consumer Staples	8.4		% of	International Equity Index	4.4
Materials	5.1	Sector Weighting*	Total
Utilities	2.5			Fixed Income	12.0
Telecommunication Services	1.4	Information Technology	34.2
Short-Term Investments & Other	1.8	Consumer Discretionary	24.0	Total Bond Market	12.0
		Health Care	14.6
All Cap Value Fund		Industrials	7.5	Unaffiliated Investment Companies
	% of	Energy	7.2	Equity	42.0
Sector Weighting*	Total	Consumer Staples	5.9
		Financials	2.7	American Capital World Growth and Income Fund	3.8
Financials	20.3	Telecommunication Services	2.2	American EuroPacific Growth Fund	2.9
Industrials	17.0	Materials	1.9	American Growth Fund of America	8.1
Health Care	15.3	Short-Term Investments & Other	(0.2)	American Investment Company of America	15.4
Consumer Discretionary	12.6			American New Perspective Fund	3.7
Energy	10.4	Capital Appreciation Value Fund		American Washington Mutual Investors Fund	8.1
Materials	8.8		% of
Information Technology	8.2	Sector Weighting*	Total	Fixed Income	18.0
Consumer Staples	5.6
Utilities	0.7	Consumer Discretionary	13.3	American U.S. Government Securities Fund	18.0
Short-Term Investments & Other	1.1	Information Technology	12.2
		Health Care	11.0	Core Fundamental Holdings Portfolio
		Industrials	10.3		% of
		Energy	9.1	Underlying Funds*	Total
		Financials	8.9
		Consumer Staples	8.1
		Telecommunication Services	4.7	Affiliated Investment Companies
		Utilities	3.2	Equity	24.1
		Securities Lending Collateral	2.5
		Materials	1.7	Index 500	18.9
		Short-Term Investments & Other	15.0	International Equity Index	5.2

				Fixed Income	16.0

				Total Bond Market	16.0

				Unaffiliated Investment Companies
				Equity	36.0

				American EuroPacific Growth Fund	7.8
				American Growth Fund of America	7.1
				American Investment Company of America	14.1
				American Washington Mutual Investors Fund	7.0

				Fixed Income	23.9

				American U.S. Government Securities Fund	23.9

3

John Hancock Funds II

Sector Weightings

Core Global Diversification Portfolio		Fundamental Value Fund		Global Real Estate Fund
	% of		% of		% of
Underlying Funds*	Total	Sector Weighting*	Total	Industry Weighting*	Total

		Financials	31.8	Retail REITs	24.9
Affiliated Investment Companies		Consumer Staples	16.3	Real Estate Management & Development	17.3
Equity	26.0	Energy	12.3	Diversified REITs	12.3
		Health Care	8.5	Specialized REITs	11.2
Index 500	9.0	Consumer Discretionary	7.6	Office REITs	11.0
International Equity Index	17.0	Information Technology	7.6	Residential REITs	9.5
		Materials	5.7	Real Estate Operating Companies	6.0
Fixed Income	14.0	Industrials	5.6	Industrial REITs	3.6
		Telecommunication Services	0.2	Real Estate Development	3.3
Total Bond Market	14.0	Short-Term Investments & Other	4.4	Short-Term Investments & Other	0.9

Unaffiliated Investment Companies		Global Agribusiness Fund		Health Sciences Fund
Equity	39.1		% of		% of
		Sector Weighting*	Total	Industry Weighting*	Total
American Capital World Growth and
Income Fund	8.7	Materials	42.1	Biotechnology	33.1
American EuroPacific Growth Fund	16.9	Consumer Staples	40.6	Health Care Providers & Services	20.7
American Investment Company of America	4.9	Industrials	17.6	Pharmaceuticals	17.0
American New Perspective Fund	8.6	Net Other Assets & Liabilities	(0.3)	Health Care Equipment & Supplies	14.7
				Health Care Technology	5.1
Fixed Income	20.9	Global Bond Fund		Life Sciences Tools & Services	3.2
			% of	Food & Staples Retailing	1.0
American U.S. Government Securities Fund	20.9	Sector Weighting**	Total	Chemicals	0.8
				Software	0.7
Emerging Markets Debt Fund		U.S. Government Agency	27.9	Professional Services	0.3
	% of	Financials	24.5	IT Services	0.3
Sector Weighting*	Total	Foreign Government	18.6	Short-Term Investments & Other	3.1
		Collateralized Mortgage Obligations	9.6
Financials	19.8	Municipal Bonds	2.6	Heritage Fund
Foreign Government	17.1	U.S. Government	2.3		% of
Materials	12.1	Asset Backed Securities	2.3	Sector Weighting*	Total
Energy	11.7	Consumer Discretionary	1.4
Industrials	8.5	Energy	0.7	Information Technology	20.7
Telecommunication Services	8.5	Industrials	0.7	Consumer Discretionary	18.2
Utilities	8.3	Materials	0.5	Industrials	16.8
Consumer Discretionary	7.7	Consumer Staples	0.3	Health Care	13.4
Consumer Staples	4.3	Information Technology	0.2	Energy	10.1
Net Other Assets & Liabilities	2.0	Telecommunication Services	0.2	Consumer Staples	7.3
		Health Care	0.2	Materials	5.3
Equity-Income Fund		Short-Term Investments	8.0	Financials	5.2
	% of			Telecommunication Services	1.4
Sector Weighting*	Total	Global Infrastructure Fund		Short-Term Investments & Other	1.6
			% of
Financials	19.0	Sector Weighting*	Total
Energy	13.7
Consumer Discretionary	13.1	Industrials	41.5
Industrials	12.8	Utilities	30.8
Information Technology	7.4	Energy	27.0
Consumer Staples	7.2	Materials	0.2
Health Care	6.7	Net Other Assets & Liabilities	0.5
Utilities	6.5
Materials	5.6
Telecommunication Services	3.9
Short-Term Investments & Other	4.1

4

John Hancock Funds II

Sector Weightings

High Income Fund		International Equity Index Fund		International Small Company Fund
	% of		% of		% of
Sector Weighting*	Total	Sector Weighting*	Total	Sector Weighting*	Total

Consumer Discretionary	52.8	Financials	23.2	Industrials	24.4
Industrials	14.1	Energy	11.5	Consumer Discretionary	18.8
Financials	9.0	Materials	11.5	Financials	13.3
Materials	6.8	Industrials	10.2	Materials	12.8
Health Care	4.0	Consumer Discretionary	8.8	Information Technology	9.3
Telecommunication Services	3.6	Consumer Staples	8.8	Energy	6.1
Consumer Staples	2.0	Health Care	6.3	Consumer Staples	6.1
Utilities	1.4	Information Technology	6.2	Health Care	5.7
Energy	1.2	Telecommunication Services	5.5	Utilities	2.3
Information Technology	1.0	Utilities	3.7	Telecommunication Services	1.0
Mortgage Securities	0.2	Short-Term Investments & Other	4.3	Short-Term Investments & Other	0.2
Short-Term Investments & Other	3.9
		International Growth Stock Fund		International Value Fund
High Yield Fund			% of		% of
	% of	Sector Weighting*	Total	Sector Weighting*	Total
Sector Weighting*	Total
		Consumer Discretionary	19.5	Financials	28.3
Consumer Discretionary	17.2	Consumer Staples	12.4	Energy	12.6
Energy	16.5	Health Care	10.9	Information Technology	11.3
Industrials	13.0	Information Technology	10.5	Telecommunication Services	11.2
Financials	12.2	Energy	10.4	Industrials	10.2
Telecommunication Services	8.9	Industrials	9.5	Health Care	9.7
Materials	7.2	Financials	9.2	Consumer Discretionary	4.9
Health Care	5.1	Materials	3.7	Materials	4.8
Utilities	4.9	Telecommunication Services	3.7	Consumer Staples	2.7
Foreign Government Obligations	3.5	Utilities	1.5	Utilities	1.4
Consumer Staples	3.0	Short-Term Investments & Other	8.7	Short-Term Investments & Other	2.9
Information Technology	1.9
Short-Term Investments & Other	6.6	International Opportunities Fund		Investment Quality Bond Fund
			% of		% of
Index 500 Fund		Sector Weighting*	Total	Sector Weighting*	Total
	% of
Sector Weighting*	Total	Consumer Discretionary	22.5	U.S. Government	31.1
		Information Technology	17.5	Financials	18.7
Information Technology	19.6	Financials	13.1	U.S. Government Agency	9.5
Financials	13.8	Industrials	12.8	Consumer Discretionary	5.9
Energy	11.7	Consumer Staples	7.2	Utilities	4.4
Health Care	11.0	Health Care	7.1	Consumer Staples	4.4
Consumer Discretionary	10.6	Energy	6.6	Energy	3.4
Consumer Staples	10.5	Materials	5.5	Health Care	3.2
Industrials	10.4	Telecommunication Services	4.9	Municipal Bonds	3.0
Materials	3.5	Short-Term Investments & Other	2.8	Telecommunication Services	2.6
Utilities	3.3			Asset Backed Securities	2.3
Telecommunication Services	2.6	International Small Cap Fund		Collateralized Mortgage Obligations	1.8
Short-Term Investments & Other	3.0		% of	Industrials	1.7
		Sector Weighting*	Total	Materials	1.3
				Foreign Government	1.1
		Consumer Discretionary	32.4	Information Technology	1.1
		Industrials	22.1	Short-Term Investments & Other	4.5
		Financials	14.9
		Information Technology	8.0
		Consumer Staples	6.2
		Energy	4.8
		Materials	2.4
		Utilities	1.8
		Health Care	1.7
		Short-Term Investments & Other	5.7

5

John Hancock Funds II

Sector Weightings

Large Cap Fund		Mid Cap Index Fund		Mid Value Fund
	% of		% of		% of
Sector Weighting*	Total	Sector Weighting*	Total	Sector Weighting*	Total

Health Care	30.2	Financials	19.6	Financials	23.8
Information Technology	28.4	Industrials	16.5	Consumer Discretionary	14.9
Consumer Staples	24.1	Information Technology	15.8	Industrials	10.1
Consumer Discretionary	7.7	Consumer Discretionary	12.9	Consumer Staples	8.1
Industrials	3.9	Health Care	10.1	Energy	8.1
Energy	1.6	Energy	6.7	Utilities	8.0
Financials	1.4	Materials	6.2	Materials	6.5
Telecommunication Services	0.8	Utilities	4.9	Information Technology	6.4
Utilities	0.6	Consumer Staples	4.1	Health Care	5.3
Materials	0.5	Telecommunication Services	0.5	Telecommunication Services	1.1
Short-Term Investments & Other	0.8	Short-Term Investments & Other	2.7	Short-Term Investments & Other	7.7

Lifecycle 2050 Portfolio		Mid Cap Stock Fund		Mutual Shares Fund
	% of		% of		% of
Underlying Funds*	Total	Sector Weighting*	Total	Sector Weighting*	Total

		Information Technology	32.4	Consumer Staples	20.6
Affiliated Investment Companies		Consumer Discretionary	23.0	Health Care	13.5
Equity	95.1	Health Care	14.4	Financials	12.5
		Industrials	11.4	Energy	10.7
U.S. Large Cap	52.7	Energy	10.7	Consumer Discretionary	9.8
International Large Cap	9.5	Financials	4.5	Information Technology	8.7
Emerging Markets	9.0	Materials	2.2	Industrials	6.3
U.S. Mid Cap	7.3	Telecommunication Services	0.7	Materials	4.3
International Small Cap	4.1	Short-Term Investments & Other	0.7	Utilities	3.5
U.S. Small Cap	4.0			Telecommunication Services	1.7
Natural Resources	3.0	Mid Cap Value Equity Fund		Short-Term Investments & Other	8.4
Real Estate	2.1		% of
Large Blend	2.1	Sector Weighting*	Total	Real Estate Equity Fund
Health Sciences	1.0				% of
Small Growth	0.3	Financials	18.6	Industry Weighting*	Total
		Industrials	17.5
Fixed Income	4.6	Consumer Discretionary	13.0	Retail REITs	31.0
		Health Care	9.7	Residential REITs	17.5
High Yield Bond	1.7	Energy	9.3	Office REITs	15.8
Multi-Sector Bond	1.5	Materials	7.5	Specialized REITs	11.1
Intermediate Bond	0.8	Information Technology	7.3	Industrial REITs	7.4
Bank Loan	0.3	Consumer Staples	6.7	Diversified REITs	5.5
Global Bond	0.2	Utilities	6.7	Hotels, Resorts & Cruise Lines	3.4
Treasury Inflation-Protected		Telecommunication Services	1.4	Real Estate Operating Companies	1.6
Securities	0.1	Short-Term Investments & Other	2.3	Short-Term Investments & Other	6.7

Alternative	2.8	Mid Cap Value Index Fund		Real Estate Securities Fund
			% of		% of
		Sector Weighting*	Total	Industry Weighting*	Total
Net Other Assets &
Liabilities	(2.5)	Financials	28.1	Retail REITs	28.3
		Consumer Discretionary	13.5	Specialized REITs	25.9
		Utilities	11.5	Residential REITs	18.4
Mid Cap Growth Index Fund		Information Technology	11.2	Office REITs	15.7
	% of	Industrials	9.8	Diversified REITs	6.0
Sector Weighting*	Total	Materials	8.3	Industrial REITs	5.2
		Consumer Staples	7.1	Short-Term Investments & Other	0.5
Consumer Discretionary	21.8	Energy	4.5
Information Technology	19.4	Health Care	3.6
Health Care	15.0	Telecommunication Services	1.3
Industrials	13.7	Short-Term Investments & Other	1.1
Energy	13.1
Materials	5.2
Financials	4.9
Consumer Staples	3.6
Telecommunication Services	1.1
Utilities	0.2
Short-Term Investments & Other	2.0

6

John Hancock Funds II

Sector Weightings

Real Return Bond Fund		Retirement 2020 Portfolio		Retirement 2040 Portfolio
	% of		% of		% of
Sector Weighting**	Total	Underlying Funds*	Total	Underlying Funds*	Total

U.S. Government	75.0
Financials	11.0	Affiliated Investment Companies		Affiliated Investment Companies
Asset Backed Securities	3.3	Equity	40.0	Equity	81.5
Collateralized Mortgage Obligations	3.3
Foreign Government Obligations	3.3	Index 500	26.0	Index 500	52.9
Energy	1.0	International Equity Index	9.0	International Equity Index	18.0
Health Care	0.7	Mid Cap Index	3.0	Mid Cap Index	5.8
Industrials	0.7	Small Cap Index	2.0	Small Cap Index	4.8
Consumer Discretionary	0.6
Municipal Bonds	0.2	Fixed Income	60.0	Fixed Income	18.5
Utilities	0.2
Information Technology	0.2	Total Bond Market	60.0	Total Bond Market	18.5
Materials	0.1
Short-Term Investments	0.4	Retirement 2025 Portfolio		Retirement 2045 Portfolio
			% of		% of
Redwood Fund		Underlying Funds*	Total	Underlying Funds*	Total
	% of
Sector Weighting*	Total
		Affiliated Investment Companies		Affiliated Investment Companies
Information Technology	21.6	Equity	59.0	Equity	82.0
Energy	19.3
Consumer Discretionary	19.3	Index 500	38.8	Index 500	53.2
Health Care	11.2	International Equity Index	12.8	International Equity Index	18.2
Industrials	8.7	Mid Cap Index	4.5	Mid Cap Index	5.8
Materials	8.7	Small Cap Index	2.9	Small Cap Index	4.8
Financials	8.2
Consumer Staples	3.1	Fixed Income	41.0	Fixed Income	18.0
Telecommunication Services	2.6
Short-Term Investments & Other	(2.7)	Total Bond Market	41.0	Total Bond Market	18.0

Retirement 2010 Portfolio		Retirement 2030 Portfolio		Retirement 2050 Portfolio
	% of		% of		% of
Underlying Funds*	Total	Underlying Funds*	Total	Underlying Funds*	Total

Affiliated Investment Companies		Affiliated Investment Companies		Affiliated Investment Companies
Equity	8.0	Equity	71.0	Equity	82.0

Index 500	6.0	Index 500	46.6	Index 500	53.2
International Equity Index	2.0	International Equity Index	15.3	International Equity Index	18.2
		Mid Cap Index	5.1	Mid Cap Index	5.8
Fixed Income	92.0	Small Cap Index	4.0	Small Cap Index	4.8

Total Bond Market	92.0	Fixed Income	29.0	Fixed Income	18.0

Retirement 2015 Portfolio		Total Bond Market	29.0	Total Bond Market	18.0
	% of
Underlying Funds*	Total	Retirement 2035 Portfolio		Short Term Government Income Fund
			% of		% of
		Underlying Funds*	Total	Sector Weighting*	Total
Affiliated Investment Companies
Equity	18.0			U.S. Government Agency	77.8
		Affiliated Investment Companies		U.S. Government	14.6
Index 500	13.5	Equity	78.0	Collateralized Mortgage Obligations	7.6
International Equity Index	4.5
		Index 500	50.8	Small Cap Growth Fund
Fixed Income	82.0	International Equity Index	17.2		% of
		Mid Cap Index	5.5	Sector Weighting*	Total
Total Bond Market	82.0	Small Cap Index	4.5
				Information Technology	30.5
		Fixed Income	22.0	Consumer Discretionary	23.7
				Health Care	14.6
		Total Bond Market	22.0	Industrials	14.2
				Energy	8.6
				Financials	4.6
				Materials	1.6
				Consumer Staples	0.9
				Telecommunication Services	0.7
				Investment Companies	0.6

7

John Hancock Funds II

Sector Weightings

Small Cap Index Fund		Small Company Value Fund		Total Bond Market Fund
	% of		% of		% of
Sector Weighting*	Total	Sector Weighting*	Total	Sector Weighting*	Total

Financials	20.2	Industrials	26.3	U.S. Government Agency	35.6
Information Technology	15.4	Financials	23.5	U.S. Government	35.3
Industrials	14.4	Consumer Discretionary	11.6	Financials	9.1
Consumer Discretionary	12.5	Materials	10.6	Collateralized Mortgage Obligations	2.6
Health Care	11.5	Information Technology	10.2	Energy	2.3
Energy	6.2	Energy	5.5	Consumer Staples	1.9
Materials	4.3	Health Care	5.1	Foreign Government	1.7
Consumer Staples	3.2	Utilities	4.3	Utilities	1.7
Utilities	3.0	Consumer Staples	0.7	Health Care	1.5
Telecommunication Services	0.8	Telecommunication Services	0.5	Consumer Discretionary	1.5
Short-Term Investments & Other	8.5	Short-Term Investments & Other	1.7	Telecommunication Services	1.3
				Industrials	1.3
Small Cap Opportunities Fund		Smaller Company Growth Fund		Materials	1.0
	% of		% of	Information Technology	0.9
Sector Weighting*	Total	Sector Weighting*	Total	Municipal Bonds	0.5
				Asset Backed Securities	0.3
Financials	19.9	Information Technology	25.8	Short-Term Investments & Other	1.5
Industrials	17.2	Industrials	18.1
Information Technology	16.2	Health Care	15.8	Total Return Fund
Consumer Discretionary	15.8	Consumer Discretionary	13.0		% of
Health Care	9.4	Energy	8.9	Sector Weighting**	Total
Energy	8.3	Financials	7.1
Materials	6.9	Materials	3.7	U.S. Government Agency	36.8
Consumer Staples	4.5	Telecommunication Services	3.6	U.S. Government	24.6
Utilities	0.7	Consumer Staples	1.7	Financials	18.0
Telecommunication Services	0.7	Utilities	0.1	Foreign Government Obligations	4.5
Short-Term Investments & Other	0.4	Short-Term Investments & Other	2.2	Collateralized Mortgage Obligations	4.4
				Municipal Bonds	3.2
Small Cap Value Fund		Spectrum Income Fund		Energy	1.4
	% of		% of	Asset Backed Securities	1.3
Sector Weighting*	Total	Sector Weighting*	Total	Materials	1.2
				Consumer Discretionary	1.0
Industrials	24.8	U.S. Government & Agency Obligations	17.8	Industrials	0.9
Financials	22.5	Financials	13.7	Utilities	0.5
Consumer Discretionary	14.9	Foreign Government	13.0	Health Care	0.4
Health Care	10.5	Energy	8.4	Information Technology	0.3
Information Technology	8.3	Consumer Discretionary	7.6	Consumer Staples	0.3
Materials	5.9	U.S. Government	6.0	Telecommunication Services	0.2
Utilities	4.4	Industrials	5.2	Short-Term Investments	1.0
Energy	4.1	Telecommunication Services	4.5
Consumer Staples	1.9	Materials	4.0	U.S. High Yield Bond Fund
Short-Term Investments & Other	2.7	Utilities	3.8		% of
		Health Care	3.2	Sector Weighting*	Total
Small Company Growth Fund		Information Technology	3.1
	% of	Consumer Staples	3.0	Consumer Discretionary	27.9
Sector Weighting*	Total	Collateralized Mortgage Obligations	2.1	Financials	14.3
		Asset Backed Securities	1.4	Energy	13.3
Information Technology	27.5	Municipal Bonds	0.5	Telecommunication Services	12.1
Consumer Discretionary	17.5	Short-Term Investments & Other	2.7	Utilities	7.9
Health Care	16.3			Information Technology	6.0
Industrials	15.3			Health Care	4.2
Energy	8.4			Industrials	3.3
Financials	5.5			Materials	3.0
Consumer Staples	3.8			Consumer Staples	1.7
Materials	3.8			Short-Term Investments & Other	6.3
Telecommunication Services	0.8
Utilities	0.8
Short-Term Investments & Other	0.3

8

John Hancock Funds II

Sector Weightings

Value Fund		Value & Restructuring Fund
	% of		% of
Sector Weighting*	Total	Sector Weighting*	Total

Financials	18.2	Energy	22.6
Consumer Discretionary	13.3	Industrials	19.9
Information Technology	12.1	Financials	12.4
Industrials	7.7	Materials	11.4
Energy	7.4	Information Technology	9.0
Materials	7.2	Health Care	8.0
Utilities	6.9	Consumer Staples	6.1
Health Care	6.6	Consumer Discretionary	5.6
Consumer Staples	6.5	Telecommunication Services	3.3
Telecommunication Services	3.4	Short-Term Investments & Other	1.7
Short-Term Investments & Other	10.7

* As a percentage of net assets on 2-29-12.

** As a percentage of total investments on 2-29-12.

9

John Hancock Funds II

Shareholder Expense Example

As a shareholder of John Hancock Funds II, you incur ongoing costs, such as management fees, distribution (12b-1) fees and other expenses. In the case of Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio, Core Global Diversification Portfolio, Lifecycle 2050 Portfolio and Retirement 2010 Portfolio, Retirement 2015 Portfolio, Retirement 2020 Portfolio, Retirement 2025 Portfolio, Retirement 2030 Portfolio, Retirement 2035 Portfolio, Retirement 2040 Portfolio, Retirement 2045 Portfolio and Retirement 2050 Portfolio (Retirement Portfolios), in addition to the operating expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the operating expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied operating expenses and transaction costs and the Fund may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the Fund will vary. If these indirect expenses were included, your expenses paid during the period would have been higher.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 through February 29, 2012).

Actual expenses:

The first line of each share class in the table below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period[1]	Annualized
	Account Value	Account Value	9/1/2011–	Expense
	9/1/2011	2/29/2012	2/29/2012	Ratio

Active Bond Fund

Class 1 — Actual	$1,000.00	$1,037.60	$3.44	0.68%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.42	0.68%
Class NAV — Actual	1,000.00	1,038.90	3.19	0.63%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.17	0.63%

All Cap Core Fund

Class NAV — Actual	$1,000.00	$1,119.30	$4.27	0.81%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.07	0.81%

All Cap Value Fund

Class 1 — Actual	$1,000.00	$1,113.90	$4.52	0.86%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.32	0.86%
Class NAV — Actual	1,000.00	1,114.10	4.26	0.81%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.07	0.81%

Alpha Opportunities Fund

Class NAV — Actual	$1,000.00	$1,116.80	$5.37	1.02%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.12	1.02%

10

John Hancock Funds II

Shareholder Expense Example

			Expenses Paid
	Beginning	Ending	During Period[1]	Annualized
	Account Value	Account Value	9/1/2011–	Expense
	9/1/2011	2/29/2012	2/29/2012	Ratio

Blue Chip Growth Fund

Class 1 — Actual	$1,000.00	$1,139.10	$4.41	0.83%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.17	0.83%
Class NAV — Actual	1,000.00	1,139.30	4.15	0.78%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.92	0.78%

Capital Appreciation Fund

Class 1 — Actual	$1,000.00	$1,125.90	$4.12	0.78%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.92	0.78%
Class NAV — Actual	1,000.00	1,126.40	3.86	0.73%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.67	0.73%

Capital Appreciation Value Fund

Class NAV — Actual	$1,000.00	$1,122.40	$4.43	0.84%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.22	0.84%

Core Bond Fund

Class 1 — Actual	$1,000.00	$1,035.00	$3.44	0.68%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.42	0.68%
Class NAV — Actual	1,000.00	1,034.50	3.19	0.63%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.17	0.63%

Core Diversified Growth & Income Portfolio

Class 1 — Actual	$1,000.00	$1,083.70	$0.62	0.12%[2]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.60	0.12%[2]

Core Fundamental Holdings Portfolio

Class 1 — Actual	$1,000.00	$1,072.50	$0.62	0.12%[2]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.60	0.12%[2]

Core Global Diversification Portfolio

Class 1 — Actual	$1,000.00	$1,052.50	$0.61	0.12%[2]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.30	0.60	0.12%[2]

Emerging Markets Debt Fund

Class A — Actual	$1,000.00	$1,046.90	$6.87	1.35%
Class A — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.20	6.77	1.35%
Class I — Actual	1,000.00	1,049.20	4.64	0.91%
Class I — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.57	0.91%

Equity-Income Fund

Class 1 — Actual	$1,000.00	$1,125.90	$4.44	0.84%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.22	0.84%
Class NAV — Actual	1,000.00	1,126.50	4.18	0.79%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.97	0.79%

Fundamental Value Fund

Class NAV — Actual	$1,000.00	$1,106.00	$4.14	0.79%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.97	0.79%

Global Agribusiness Fund

Class A — Actual	$1,000.00	$987.80	$7.17	1.45%
Class A — Hypothetical (5% annualized return before expenses)	1,000.00	1,017.70	7.27	1.45%
Class I — Actual	1,000.00	990.40	5.05	1.02%
Class I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.12	1.02%

Global Bond Fund

Class 1 — Actual	$1,000.00	$1,008.40	$4.24	0.85%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.27	0.85%
Class NAV — Actual	1,000.00	1,009.00	4.00	0.80%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	4.02	0.80%

Global Infrastructure Fund

Class A — Actual	$1,000.00	$1,105.00	$7.59	1.45%
Class A — Hypothetical (5% annualized return before expenses)	1,000.00	1,017.70	7.27	1.45%
Class I — Actual	1,000.00	1,105.90	5.34	1.02%
Class I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.12	1.02%

11

John Hancock Funds II

Shareholder Expense Example

			Expenses Paid
	Beginning	Ending	During Period[1]	Annualized
	Account Value	Account Value	9/1/2011–	Expense
	9/1/2011	2/29/2012	2/29/2012	Ratio

Global Real Estate Fund

Class NAV — Actual	$1,000.00	$1,036.70	$5.06	1.00%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	5.02	1.00%

Health Sciences Fund

Class NAV — Actual[3]	$1,000.00	$1,212.00	$4.90	1.06%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.60	5.32	1.06%

Heritage Fund

Class NAV — Actual	$1,000.00	$1,111.30	$4.78	0.91%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.57	0.91%

High Income Fund

Class NAV — Actual	$1,000.00	$1,069.30	$3.86	0.75%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.77	0.75%

High Yield Fund

Class 1 — Actual	$1,000.00	$1,072.00	$3.97	0.77%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.87	0.77%
Class NAV — Actual	1,000.00	1,071.60	3.71	0.72%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.62	0.72%

Index 500 Fund

Class NAV — Actual	$1,000.00	$1,130.70	$2.54	0.48%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.50	2.41	0.48%

International Equity Index Fund

Class NAV — Actual	$1,000.00	$1,031.90	$2.83	0.56%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.10	2.82	0.56%

International Growth Stock Fund

Class NAV — Actual	$1,000.00	$1,046.30	$4.94	0.97%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	4.87	0.97%

International Opportunities Fund

Class 1 — Actual	$1,000.00	$1,051.40	$5.00	0.98%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	4.92	0.98%
Class NAV — Actual	1,000.00	1,052.10	4.75	0.93%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	4.67	0.93%

International Small Cap Fund

Class 1 — Actual	$1,000.00	$1,019.40	$5.92	1.18%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.00	5.92	1.18%
Class NAV — Actual	1,000.00	1,019.30	5.67	1.13%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.20	5.67	1.13%

International Small Company Fund

Class NAV — Actual	$1,000.00	$1,011.40	$5.45	1.09%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.40	5.47	1.09%

International Value Fund

Class 1 — Actual	$1,000.00	$1,048.80	$4.58	0.90%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.52	0.90%
Class NAV — Actual	1,000.00	1,049.50	4.33	0.85%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.27	0.85%

Investment Quality Bond Fund

Class 1 — Actual	$1,000.00	$1,035.60	$3.44	0.68%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.42	0.68%
Class NAV — Actual	1,000.00	1,036.80	3.19	0.63%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.17	0.63%

Large Cap Fund

Class 1 — Actual	$1,000.00	$1,115.00	$4.57	0.87%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.37	0.87%
Class NAV — Actual	1,000.00	1,113.90	4.31	0.82%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.12	0.82%

12

John Hancock Funds II

Shareholder Expense Example

			Expenses Paid
	Beginning	Ending	During Period[1]	Annualized
	Account Value	Account Value	9/1/2011–	Expense
	9/1/2011	2/29/2012	2/29/2012	Ratio

Lifecycle 2050 Portfolio

Class 1 — Actual	$1,000.00	$1,091.40	$0.83	0.16%[2]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.81	0.16%[2]

Mid Cap Growth Index Fund

Class 1 — Actual	$1,000.00	$1,112.40	$3.36	0.64%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.22	0.64%
Class NAV — Actual	1,000.00	1,112.10	3.10	0.59%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.97	0.59%

Mid Cap Index Fund

Class NAV — Actual	$1,000.00	$1,123.50	$2.64	0.50%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.40	2.51	0.50%

Mid Cap Stock Fund

Class 1 — Actual	$1,000.00	$1,104.90	$4.87	0.93%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	4.67	0.93%
Class NAV — Actual	1,000.00	1,105.20	4.61	0.88%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.42	0.88%

Mid Cap Value Equity Fund

Class NAV — Actual	$1,000.00	$1,119.20	$4.95	0.94%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	4.72	0.94%

Mid Cap Value Index Fund

Class 1 — Actual	$1,000.00	$1,129.10	$3.39	0.64%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.22	0.64%
Class NAV — Actual	1,000.00	1,129.70	3.12	0.59%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.97	0.59%

Mid Value Fund

Class NAV — Actual	$1,000.00	$1,092.50	$5.20	1.00%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	5.02	1.00%

Mutual Shares Fund

Class NAV — Actual	$1,000.00	$1,111.40	$5.41	1.03%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.17	1.03%

Real Estate Equity Fund

Class NAV — Actual	$1,000.00	$1,086.20	$4.56	0.88%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.42	0.88%

Real Estate Securities Fund

Class 1 — Actual	$1,000.00	$1,080.60	$4.09	0.79%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.97	0.79%

Real Return Bond Fund

Class 1 — Actual	$1,000.00	$1,049.10	$4.13	0.81%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.07	0.81%
Class NAV — Actual	1,000.00	1,049.90	3.87	0.76%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.82	0.76%

Redwood Fund

Class NAV — Actual[4]	$1,000.00	$1,083.00	$5.08	1.16%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.10	5.82	1.16%

Retirement 2010 Portfolio

Class 1 — Actual	$1,000.00	$1,029.30	$0.81	0.16%[2]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.81	0.16%[2]

Retirement 2015 Portfolio

Class 1 — Actual	$1,000.00	$1,038.80	$0.81	0.16%[2]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.81	0.16%[2]

Retirement 2020 Portfolio

Class 1 — Actual	$1,000.00	$1,059.60	$0.82	0.16%[2]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.81	0.16%[2]

Retirement 2025 Portfolio

Class 1 — Actual	$1,000.00	$1,075.30	$0.83	0.16%[2]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.81	0.16%[2]

13

John Hancock Funds II

Shareholder Expense Example

			Expenses Paid
	Beginning	Ending	During Period[1]	Annualized
	Account Value	Account Value	9/1/2011–	Expense
	9/1/2011	2/29/2012	2/29/2012	Ratio

Retirement 2030 Portfolio

Class 1 — Actual	$1,000.00	$1,084.80	$0.83	0.16%[2]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.81	0.16%[2]

Retirement 2035 Portfolio

Class 1 — Actual	$1,000.00	$1,091.10	$0.83	0.16%[2]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.81	0.16%[2]

Retirement 2040 Portfolio

Class 1 — Actual	$1,000.00	$1,093.10	$0.83	0.16%[2]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.81	0.16%[2]

Retirement 2045 Portfolio

Class 1 — Actual	$1,000.00	$1,093.80	$0.83	0.16%[2]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.81	0.16%[2]

Retirement 2050 Portfolio

Class 1 — Actual	$1,000.00	$1,094.10	$0.83	0.16%[2]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.81	0.16%[2]

Short Term Government Income Fund

Class NAV — Actual	$1,000.00	$1,003.20	$3.14	0.63%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.17	0.63%

Small Cap Growth Fund

Class NAV — Actual	$1,000.00	$1,120.90	$5.96	1.13%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.20	5.67	1.13%

Small Cap Index Fund

Class NAV — Actual	$1,000.00	$1,122.30	$2.90	0.55%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.10	2.77	0.55%

Small Cap Opportunities Fund

Class 1 — Actual	$1,000.00	$1,141.60	$5.48	1.03%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.17	1.03%
Class NAV — Actual	1,000.00	1,141.70	5.22	0.98%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	4.92	0.98%

Small Cap Value Fund

Class NAV — Actual	$1,000.00	$1,121.60	$5.86	1.11%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.30	5.57	1.11%

Small Company Growth Fund

Class NAV — Actual	$1,000.00	$1,141.90	$5.70	1.07%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.37	1.07%

Small Company Value Fund

Class 1 — Actual	$1,000.00	$1,134.50	$5.73	1.08%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.42	1.08%
Class NAV — Actual	1,000.00	1,134.60	5.47	1.03%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.17	1.03%

Smaller Company Growth Fund

Class NAV — Actual	$1,000.00	$1,115.10	$5.42	1.03%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.17	1.03%

Spectrum Income Fund

Class NAV — Actual	$1,000.00	$1,048.40	$3.87	0.76%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.82	0.76%

Total Bond Market Fund

Class NAV — Actual	$1,000.00	$1,022.70	$2.51	0.50%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.40	2.51	0.50%

Total Return Fund

Class 1 — Actual	$1,000.00	$1,027.30	$3.98	0.79%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.97	0.79%
Class NAV — Actual	1,000.00	1,026.90	3.73	0.74%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.72	0.74%

14

John Hancock Funds II

Shareholder Expense Example

			Expenses Paid
	Beginning	Ending	During Period[1]	Annualized
	Account Value	Account Value	9/1/2011–	Expense
	9/1/2011	2/29/2012	2/29/2012	Ratio

U.S. High Yield Bond Fund

Class 1 — Actual	$1,000.00	$1,070.60	$4.22	0.82%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.12	0.82%
Class NAV — Actual	1,000.00	1,071.00	3.96	0.77%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.87	0.77%

Value Fund

Class NAV — Actual	$1,000.00	$1,169.80	$4.32	0.80%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	4.02	0.80%

Value & Restructuring Fund

Class NAV — Actual	$1,000.00	$1,066.40	$4.42	0.86%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.32	0.86%

1 Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 366 (to reflect the one-half year period).

2 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows:

Fund	Range

Core Diversified Growth & Income Portfolio	0.34% – 0.57%
Core Fundamental Holdings Portfolio	0.34% – 0.57%
Core Global Diversification Portfolio	0.34% – 0.57%
Lifecycle 2050 Portfolio	0.48% – 1.45%
Retirement Portfolios	0.48% – 0.57%

3 The inception date for Health Sciences Fund is 9-30-11. Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (153), and divided by 366 (to reflect the period).

4 The inception date for Redwood Fund is 9-29-11. Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (154), and divided by 366 (to reflect the period).

15

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Fund
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 34.0%
U.S. Government - 8.3%
U.S. Treasury Bonds
3.125%, 11/15/2041		$10,010,000	$10,067,868
4.375%, 05/15/2041		3,630,000	4,561,320
U.S. Treasury Notes
0.875%, 12/31/2016 to 01/31/2017		11,420,000	11,436,426
1.250%, 01/31/2019		16,000,000	15,866,256
1.500%, 07/31/2016 to 08/31/2018		11,740,000	11,955,608
2.000%, 11/15/2021 to 02/15/2022		32,855,000	32,926,323
2.125%, 08/15/2021		915,000	933,015
2.250%, 07/31/2018		6,000,000	6,373,128
2.375%, 05/31/2018		3,700,000	3,962,759
2.625%, 11/15/2020		500,000	535,625
3.125%, 05/15/2021		7,870,000	8,735,086
U.S. Treasury Strips, PO
2.911%, 11/15/2030		4,715,000	2,648,854

			110,002,268
U.S. Government Agency - 25.7%
Federal Home Loan Mortgage Corp.
4.000%, TBA (C)		13,730,000	14,402,931
5.000%, 03/01/2041		5,386,618	5,949,125
6.500%, 06/01/2037 to 02/01/2038		1,981,789	2,209,324
Federal National Mortgage Association
2.152%, 05/01/2035 (P)		820,711	860,704
2.423%, 01/01/2036 (P)		541,680	573,890
2.438%, 04/01/2036 (P)		312,449	330,049
2.800%, 07/01/2033 (P)		1,046	1,107
3.000%, TBA (C)		2,005,000	2,080,839
3.500%, TBA (C)		5,000,000	5,168,044
4.000%, TBA (C)		39,850,000	41,973,337
4.000%, 10/01/2040 to 12/01/2041		28,013,086	29,642,437
4.000%, 01/01/2042 (C)		3,344,906	3,530,535
4.375%, 03/15/2013		20,000	20,858
4.500%, TBA (C)		46,500,000	49,558,249
4.500%, 06/01/2041 to 07/01/2041		19,789,839	21,238,271
5.000%, TBA (C)		11,000,000	11,879,711
5.000%, 05/01/2018 to 04/01/2041		47,900,747	51,771,203
5.500%, 02/01/2018 to 03/01/2039		53,638,219	58,540,267
6.000%, 09/01/2022 to 05/01/2037		16,913,250	18,710,775
6.250%, 05/15/2029		157,000	218,208
6.500%, 02/01/2036 to 06/01/2039		10,485,175	11,765,593
7.000%, 12/01/2012 to 06/01/2032		16,140	18,213
7.500%, 09/01/2029 to 08/01/2031		2,719	3,208
Government National
Mortgage Association
4.000%, TBA (C)		7,500,000	8,077,354
5.000%, 04/15/2035		46,041	50,929
5.500%, 03/15/2035		43,073	48,042
6.000%, 03/15/2033 to 06/15/2033		19,513	22,066
6.500%, 09/15/2028 to 08/15/2031		3,793	4,347
7.000%, 04/15/2029		1,631	1,879
8.000%, 10/15/2026		1,369	1,618

			338,653,113

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $440,591,757)			$448,655,381

FOREIGN GOVERNMENT
OBLIGATIONS - 0.1%
Argentina - 0.1%
City of Buenos Aires
9.950%, 03/01/2017 (S)		1,160,000	1,159,063
Republic of Argentina
1.180%, 12/31/2038 (P)	ARS	177,218	18,316

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Argentina (continued)
Republic of Argentina (continued)
5.830%, 12/31/2033 (P)	ARS	72,870	$22,343
12/15/2035 (I)		393,449	11,621

			1,211,343
Honduras - 0.0%
Central American Bank for Economic
Integration
6.750%, 04/15/2013 (S)		$12,000	12,582
Japan - 0.0%
Government of Japan
1.500%, 09/20/2014	JPY	1,350,000	17,180
Mexico - 0.0%
Government of Mexico
8.000%, 12/19/2013 to 12/07/2023	MXN	406,700	34,698
Panama - 0.0%
Republic of Panama
8.875%, 09/30/2027		$6,000	9,195
9.375%, 04/01/2029		1,000	1,599

			10,794

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $1,291,489)			$1,286,597

CORPORATE BONDS - 40.5%
Consumer Discretionary - 4.3%
Allison Transmission, Inc.
7.125%, 05/15/2019 (S)		935,000	963,050
AMC Entertainment, Inc.
8.000%, 03/01/2014		544,000	544,000
8.750%, 06/01/2019		365,000	380,513
American Standard Americas
10.750%, 01/15/2016 (S)		180,000	126,000
Arcos Dorados Holdings, Inc.
10.250%, 07/13/2016 (S)	BRL	605,000	367,265
AutoNation, Inc. 5.500%, 02/01/2020		$1,040,000	1,076,400
Burlington Coat Factory Warehouse Corp.
10.000%, 02/15/2019		1,640,000	1,683,050
Cablevision Systems Corp.
8.625%, 09/15/2017		320,000	360,800
CBS Corp. 7.875%, 07/30/2030		1,455,000	1,934,255
CCM Merger, Inc.
8.000%, 08/01/2013 (S)		1,215,000	1,202,850
CCO Holdings LLC 8.125%, 04/30/2020		325,000	364,000
Cinemark USA, Inc.
7.375%, 06/15/2021		470,000	501,725
8.625%, 06/15/2019		420,000	467,250
Comcast Corp. 6.550%, 07/01/2039		1,000,000	1,269,242
COX Communications, Inc.
4.625%, 06/01/2013		340,000	356,382
5.450%, 12/15/2014		218,000	243,227
CSC Holdings, Inc. 7.875%, 02/15/2018		890,000	1,005,700
Darden Restaurants, Inc.
6.800%, 10/15/2037		835,000	958,490
DIRECTV Holdings LLC
6.350%, 03/15/2040		655,000	771,452
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)		680,000	697,000
Exide Technologies
8.625%, 02/01/2018 (L)		1,420,000	1,104,050
Expedia, Inc. 5.950%, 08/15/2020		1,160,000	1,184,553

The accompanying notes are an integral part of the financial statements.	16

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Ford Motor Credit Company LLC
5.000%, 05/15/2018	$1,095,000	$1,154,369
5.875%, 08/02/2021	1,095,000	1,221,631
Greektown Superholdings, Inc.
13.000%, 07/01/2015	1,115,000	1,223,713
Grupo Televisa SAB 6.625%, 01/15/2040	755,000	888,006
Harley-Davidson Financial Services, Inc.
2.700%, 03/15/2017 (S)	1,000,000	998,464
Hillman Group, Inc. 10.875%, 06/01/2018	730,000	764,675
Hyundai Capital Services, Inc.
4.375%, 07/27/2016 (S)	680,000	695,057
6.000%, 05/05/2015 (S)	890,000	955,706
Hyva Global BV 8.625%, 03/24/2016 (S)	725,000	619,875
Jacobs Entertainment, Inc.
9.750%, 06/15/2014	1,165,000	1,121,313
Kabel BW GmbH 7.500%, 03/15/2019 (S)	785,000	847,800
Kia Motors Corp. 3.625%, 06/14/2016 (S)	765,000	774,139
Landry’s Acquisition Company
11.625%, 12/01/2015 (S)	510,000	557,175
Landry’s, Inc. 11.625%, 12/01/2015	250,000	273,125
Levi Strauss & Company
7.625%, 05/15/2020 (L)	1,310,000	1,388,600
Limited Brands, Inc. 6.625%, 04/01/2021	825,000	907,500
Little Traverse Bay Bands of Odawa
Indians 9.000%, 08/31/2020 (S)	771,000	678,480
Macy’s Retail Holdings, Inc.
5.125%, 01/15/2042	260,000	265,159
7.875%, 08/15/2036	1,140,000	1,275,283
Marriott International, Inc.
4.625%, 06/15/2012	26,000	26,222
MGM Resorts International
8.625%, 02/01/2019 (S)	870,000	926,550
Mohegan Tribal Gaming Authority
7.125%, 08/15/2014	555,000	391,275
News America, Inc.
6.150%, 03/01/2037 to 02/15/2041	1,795,000	2,114,646
6.400%, 12/15/2035	375,000	437,388
6.650%, 11/15/2037	865,000	1,052,174
6.750%, 01/09/2038	2,000	2,263
7.750%, 12/01/2045	9,000	10,822
Regal Cinemas Corp. 8.625%, 07/15/2019	270,000	294,975
Regal Entertainment Group
9.125%, 08/15/2018	275,000	301,125
Seminole Indian Tribe of Florida
6.535%, 10/01/2020 (S)	1,005,000	980,518
7.750%, 10/01/2017 (S)	795,000	862,575
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)	625,000	596,875
Target Corp. 7.000%, 01/15/2038	500,000	709,935
Time Warner Cable, Inc.
5.000%, 02/01/2020	1,000,000	1,122,520
5.500%, 09/01/2041	1,450,000	1,593,386
6.550%, 05/01/2037	550,000	662,715
6.750%, 07/01/2018	1,895,000	2,329,315
Time Warner Companies, Inc.
7.570%, 02/01/2024	34,000	43,136
Time Warner Entertainment Company LP
8.375%, 07/15/2033	535,000	700,446
Time Warner, Inc. 7.625%, 04/15/2031	9,000	12,054
Toys R US Property Company II LLC
8.500%, 12/01/2017	275,000	290,813
UBM PLC 5.750%, 11/03/2020 (S)	630,000	622,305
Urbi Desarrollos Urbanos SAB de CV
9.750%, 02/03/2022 (S)	355,000	364,763

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Viacom, Inc.
6.125%, 10/05/2017	$1,500,000	$1,788,405
6.875%, 04/30/2036	760,000	989,869
Visteon Corp. 6.750%, 04/15/2019	545,000	550,450
Waterford Gaming LLC
8.625%, 09/15/2014 (S)	149,846	75,022
XM Satellite Radio, Inc.
7.625%, 11/01/2018 (S)	1,210,000	1,324,950
Yum! Brands, Inc.
6.250%, 03/15/2018	405,000	481,704
6.875%, 11/15/2037	965,000	1,234,182

		57,064,702
Consumer Staples - 1.8%
Alliance One International, Inc.
10.000%, 07/15/2016	1,335,000	1,338,338
Anheuser-Busch Companies, Inc.
6.500%, 02/01/2043	10,000	13,188
B&G Foods, Inc. 7.625%, 01/15/2018	575,000	623,156
Bunge Ltd. Finance Corp.
5.100%, 07/15/2015	345,000	368,238
Bunge, Ltd. Finance Corp.
4.100%, 03/15/2016	505,000	526,275
8.500%, 06/15/2019	975,000	1,205,705
Cargill, Inc. 6.125%, 09/15/2036 (S)	665,000	802,643
Clorox Company
5.000%, 03/01/2013	600,000	623,825
5.950%, 10/15/2017	500,000	586,285
Corp. Lindley SA 6.750%, 11/23/2021 (S)	300,000	321,750
Corp. Pesquera Inca SAC
9.000%, 02/10/2017 (S)	760,000	805,600
CVS Caremark Corp. 6.125%, 08/15/2016	515,000	609,190
CVS Pass-
Through Trust 8.353%, 07/10/2031 (S)	352,898	450,717
Del Monte Corp. 7.625%, 02/15/2019	520,000	521,300
General Mills, Inc.
5.650%, 09/10/2012	421,000	432,027
5.700%, 02/15/2017	245,000	289,726
Grupo Bimbo SAB de CV
4.500%, 01/25/2022 (S)	625,000	644,055
Hypermarcas SA 6.500%, 04/20/2021 (S)	340,000	328,100
Kraft Foods, Inc. 6.125%, 02/01/2018	580,000	695,386
Kroger Company
6.800%, 12/15/2018	920,000	1,137,883
7.000%, 05/01/2018	580,000	712,339
Lorillard Tobacco Company
6.875%, 05/01/2020	695,000	825,857
McCormick & Company, Inc.
5.750%, 12/15/2017	1,000,000	1,198,670
Nabisco, Inc. 7.550%, 06/15/2015	229,000	271,622
Philip Morris International, Inc.
4.875%, 05/16/2013	300,000	316,153
Revlon Consumer Products Corp.
9.750%, 11/15/2015	940,000	1,016,375
Reynolds Group Issuer, Inc.
9.000%, 04/15/2019 (S)	1,040,000	1,040,000
9.875%, 08/15/2019 (S)	960,000	992,400
Rite Aid Corp.
9.250%, 03/15/2020 (S)	785,000	794,813
9.375%, 12/15/2015	1,150,000	1,184,500
SABMiller PLC 6.500%, 07/15/2018 (S)	470,000	563,934
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)	208,000	222,297
Tesco PLC 6.150%, 11/15/2037 (S)	570,000	667,500

The accompanying notes are an integral part of the financial statements.	17

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Yankee Candle Company, Inc.
8.500%, 02/15/2015	$1,120,000	$1,146,611

		23,276,458
Energy - 6.1%
Afren PLC 11.500%, 02/01/2016 (S)	1,000,000	1,060,000
Alpha Natural Resources, Inc.
6.000%, 06/01/2019	305,000	297,375
6.250%, 06/01/2021	665,000	645,050
Anadarko Petroleum Corp.
6.450%, 09/15/2036	2,750,000	3,361,262
8.700%, 03/15/2019	500,000	665,485
Apache Corp. 6.900%, 09/15/2018	455,000	577,523
Arch Coal, Inc.
7.000%, 06/15/2019 (S)	385,000	385,000
7.250%, 06/15/2021 (S)	665,000	663,338
Astoria Depositor Corp., Series B
8.144%, 05/01/2021 (S)	3,335,000	2,834,750
BJ Services Company 6.000%, 06/01/2018	880,000	1,046,449
BP Capital Markets PLC
4.750%, 03/10/2019	1,000,000	1,138,339
BreitBurn Energy Partners LP
7.875%, 04/15/2022 (S)	415,000	434,713
Cameron International Corp.
5.950%, 06/01/2041	1,177,000	1,389,471
Chesapeake Energy Corp.
6.125%, 02/15/2021	2,192,000	2,222,140
CNOOC Finance 2003, Ltd.
5.500%, 05/21/2033 (S)	10,000	10,861
ConocoPhillips Canada Funding Company
5.950%, 10/15/2036	1,000,000	1,249,875
DCP Midstream LLC
9.750%, 03/15/2019 (S)	1,095,000	1,420,322
Devon Energy Corp.
4.000%, 07/15/2021	1,000,000	1,097,515
5.625%, 01/15/2014	400,000	435,570
Devon Financing Corp. ULC
7.875%, 09/30/2031	1,060,000	1,523,046
DTEK Finance BV
9.500%, 04/28/2015 (S)	450,000	445,500
Duke Capital LLC 6.750%, 02/15/2032	511,000	603,281
El Paso Pipeline Partners Operating
Company LLC 5.000%, 10/01/2021	500,000	521,980
Enbridge Energy Partners LP
6.500%, 04/15/2018	600,000	708,286
7.500%, 04/15/2038	600,000	796,400
Encana Corp. 6.500%, 08/15/2034	1,000,000	1,128,675
Energy Transfer Partners LP
4.650%, 06/01/2021	1,000,000	1,049,659
5.200%, 02/01/2022	1,850,000	1,990,837
9.700%, 03/15/2019	655,000	840,869
Enersis SA 7.375%, 01/15/2014	12,000	13,034
Enterprise Products Operating LLC
4.850%, 08/15/2042	500,000	504,366
6.125%, 10/15/2039	1,000,000	1,191,958
6.300%, 09/15/2017	820,000	969,620
6.875%, 03/01/2033	209,000	259,105
Enterprise Products Operating LLC
(7.000% to 06/01/2017, then 3 month
LIBOR + 2.778%) 06/01/2067	1,780,000	1,773,325
EV Energy Partners LP
8.000%, 04/15/2019	1,010,000	1,060,500
Hess Corp. 5.600%, 02/15/2041	1,500,000	1,739,943
Kerr-McGee Corp. 6.950%, 07/01/2024	1,855,000	2,286,896

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Kinder Morgan Energy Partners LP
4.150%, 03/01/2022	$1,000,000	$1,038,901
5.800%, 03/15/2035	208,000	221,018
7.300%, 08/15/2033	212,000	252,339
7.750%, 03/15/2032	480,000	593,628
Linn Energy LLC
6.250%, 11/01/2019 (S)	1,150,000	1,148,563
8.625%, 04/15/2020	495,000	549,450
Marathon Oil Corp. 6.800%, 03/15/2032	760,000	937,901
Marathon Petroleum Corp.
6.500%, 03/01/2041	615,000	693,818
MarkWest Energy Partners LP
6.500%, 08/15/2021	1,170,000	1,263,600
McMoRan Exploration Company
11.875%, 11/15/2014	725,000	768,500
Nabors Industries, Inc.
5.000%, 09/15/2020	1,000,000	1,080,571
Newfield Exploration Company
5.750%, 01/30/2022	885,000	958,013
Nexen, Inc.
5.875%, 03/10/2035	212,000	228,540
6.400%, 05/15/2037	625,000	715,639
Noble Holding International, Ltd.
4.900%, 08/01/2020	2,500,000	2,737,448
5.250%, 03/15/2042	500,000	527,719
6.200%, 08/01/2040	500,000	578,278
NuStar Logistics LP
4.750%, 02/01/2022	2,000,000	1,998,198
6.050%, 03/15/2013	248,000	258,376
7.650%, 04/15/2018	1,110,000	1,304,515
ONEOK Partners LP 6.650%, 10/01/2036	1,245,000	1,504,596
Peabody Energy Corp.
6.250%, 11/15/2021 (S)	820,000	858,950
Petro-Canada 6.050%, 05/15/2018	396,000	479,431
Petroleos Mexicanos
4.875%, 01/24/2022 (S)	710,000	743,370
Precision Drilling Corp.
6.625%, 11/15/2020	695,000	744,519
Rockies Express Pipeline LLC
5.625%, 04/15/2020 (S)	1,000,000	900,000
6.875%, 04/15/2040 (S)	750,000	607,500
Spectra Energy Capital LLC
6.200%, 04/15/2018	1,845,000	2,141,951
Suncor Energy, Inc. 6.100%, 06/01/2018	760,000	927,319
Talisman Energy, Inc. 6.250%, 02/01/2038	1,150,000	1,337,981
Targa Resources Partners LP
6.375%, 08/01/2022 (S)	635,000	668,338
Texas Eastern Transmission LP
6.000%, 09/15/2017 (S)	685,000	793,792
TransCanada Pipelines, Ltd.
7.125%, 01/15/2019	400,000	513,312
TransCanada Pipelines, Ltd. (6.350% to
05/15/2017, then 3 month
LIBOR + 2.210%) 05/15/2067	1,740,000	1,785,903
Transocean, Inc.
6.000%, 03/15/2018	1,000,000	1,123,123
6.375%, 12/15/2021	500,000	589,899
6.800%, 03/15/2038	2,000,000	2,334,370
Trinidad Drilling, Ltd.
7.875%, 01/15/2019 (S)	565,000	604,550
Weatherford International, Inc.
6.800%, 06/15/2037	265,000	310,299
Weatherford International, Ltd.
6.500%, 08/01/2036	1,100,000	1,252,371

The accompanying notes are an integral part of the financial statements.	18

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Williams Partners LP 7.250%, 02/01/2017	$1,855,000	$2,247,705

		80,666,612
Financials - 15.2%
Abbey National Treasury Services PLC
4.000%, 04/27/2016	1,015,000	997,764
Affinion Group Holdings, Inc.
11.625%, 11/15/2015	610,000	542,900
Aflac, Inc.
6.900%, 12/17/2039	590,000	712,151
8.500%, 05/15/2019	995,000	1,294,833
Alexandria Real Estate Equities, Inc.
4.600%, 04/01/2022	495,000	500,807
Alfa Bank OJSC 7.750%, 04/28/2021 (S)	375,000	372,188
Allied World Assurance Company, Ltd.
7.500%, 08/01/2016	490,000	557,728
American Express Bank FSB
6.000%, 09/13/2017	805,000	943,497
American Express Company
7.000%, 03/19/2018	1,020,000	1,256,355
American International Group, Inc.
5.850%, 01/16/2018	1,600,000	1,725,350
6.400%, 12/15/2020	1,500,000	1,672,299
Assurant, Inc. 5.625%, 02/15/2014	209,000	221,313
AvalonBay Communities, Inc.
5.700%, 03/15/2017	1,500,000	1,685,312
AXA SA (6.379% to 12/14/2036, then
3 month
LIBOR + 2.256%) 12/14/2036 (Q)(S)	1,175,000	940,000
AXA SA (6.463% to 12/14/2018, then
3 month
LIBOR + 1.449%) 12/14/2018 (Q)(S)	1,000,000	800,000
Banco de Credito del Peru
4.750%, 03/16/2016 (S)	440,000	448,800
Banco Santander Chile
5.375%, 12/09/2014 (S)	5,000	5,258
Bank of America Corp.
3.625%, 03/17/2016	1,250,000	1,236,720
5.000%, 05/13/2021	2,000,000	1,990,976
5.625%, 07/01/2020	1,000,000	1,037,154
5.650%, 05/01/2018	1,000,000	1,037,648
5.700%, 01/24/2022	2,565,000	2,717,725
5.750%, 12/01/2017	849,000	888,884
6.500%, 08/01/2016	690,000	745,931
7.625%, 06/01/2019	685,000	774,323
Bank of America NA
5.300%, 03/15/2017	320,000	325,324
6.000%, 10/15/2036	880,000	848,726
Barclays Bank PLC
5.140%, 10/14/2020	720,000	692,302
6.050%, 12/04/2017 (S)	735,000	748,387
10.179%, 06/12/2021 (S)	675,000	782,102
BB&T Corp. 3.200%, 03/15/2016	500,000	529,659
BBVA Bancomer SA
6.500%, 03/10/2021 (S)	1,170,000	1,193,400
Boston Properties LP
3.700%, 11/15/2018	1,527,000	1,598,708
6.250%, 01/15/2013	52,000	54,122
BPCE SA (12.500% to 09/30/2019, then
3 month
LIBOR + 12.980%) 09/30/2019 (Q)(S)	645,000	662,860
Brandywine Operating Partnership LP
5.700%, 05/01/2017	1,500,000	1,559,379
7.500%, 05/15/2015	870,000	951,702
BRE Properties, Inc. 5.500%, 03/15/2017	1,430,000	1,566,175

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Camden
Property Trust 5.000%, 06/15/2015	$216,000	$232,899
Capital One Financial Corp.
3.150%, 07/15/2016	1,000,000	1,021,605
4.750%, 07/15/2021	1,500,000	1,580,942
6.150%, 09/01/2016	1,545,000	1,655,211
6.750%, 09/15/2017	550,000	639,065
Chubb Corp. (6.375% until 04/15/2017,
then 3 month
LIBOR + 2.250%) 03/29/2067	690,000	710,269
CIT Group, Inc. 5.500%, 02/15/2019 (S)	1,000,000	1,021,250
Citigroup, Inc.
4.450%, 01/10/2017	1,350,000	1,425,040
4.500%, 01/14/2022	1,000,000	1,027,005
5.375%, 08/09/2020	2,000,000	2,176,980
5.625%, 08/27/2012	219,000	223,186
5.850%, 12/11/2034	970,000	1,009,180
6.125%, 11/21/2017	1,785,000	1,999,841
CNA Financial Corp.
6.500%, 08/15/2016	1,630,000	1,828,762
7.250%, 11/15/2023	1,260,000	1,429,408
CNO Financial Group, Inc.
9.000%, 01/15/2018 (S)	845,000	909,431
Colonial Realty LP 6.250%, 06/15/2014	211,000	220,983
CommonWealth REIT
6.250%, 06/15/2017	275,000	293,742
6.650%, 01/15/2018	750,000	807,333
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
3.375%, 01/19/2017	705,000	725,858
Corporacion Andina de Fomento
5.200%, 05/21/2013	214,000	222,144
6.875%, 03/15/2012	20,000	20,028
Credit Suisse AG (3 month
LIBOR + 0.690% to 05/15/2017, then
3 month
LIBOR + 1.690%) 05/15/2017 (Q)	1,735,000	1,162,971
Credit Suisse New York
4.375%, 08/05/2020	1,000,000	1,016,456
5.400%, 01/14/2020	555,000	557,393
6.000%, 02/15/2018	330,000	347,610
DDR Corp.
5.375%, 10/15/2012	500,000	504,816
7.500%, 04/01/2017	1,725,000	1,938,826
Discover Bank 7.000%, 04/15/2020	695,000	787,646
Discover Financial Services
10.250%, 07/15/2019	1,450,000	1,848,883
Dresdner Bank AG 7.250%, 09/15/2015	281,000	286,216
Entertainment
Properties Trust 7.750%, 07/15/2020	920,000	982,175
ERP Operating LP
5.125%, 03/15/2016	1,670,000	1,835,485
5.750%, 06/15/2017	775,000	881,464
6.625%, 03/15/2012	748,000	749,232
First Horizon National Corp.
5.375%, 12/15/2015	785,000	822,503
First Tennessee Bank NA
5.050%, 01/15/2015	145,000	148,408
General Electric Capital Corp.
0.983%, 08/15/2036 (P)	1,270,000	944,585
4.375%, 09/16/2020	885,000	943,626
5.300%, 02/11/2021	485,000	534,214
5.450%, 01/15/2013	261,000	271,986
5.625%, 05/01/2018	1,225,000	1,414,392
5.875%, 01/14/2038	985,000	1,099,235

The accompanying notes are an integral part of the financial statements.	19

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
General Electric Capital Corp. (continued)
6.000%, 08/07/2019	$890,000	$1,038,036
Glen Meadow Pass-Through Trust
(6.505% to 02/15/2017, then 3 month
LIBOR + 2.125%) 02/12/2067 (S)	2,035,000	1,526,250
Goodman Funding Pty, Ltd.
6.375%, 04/15/2021 (S)	1,575,000	1,640,422
Hartford Financial Services Group, Inc.
4.625%, 07/15/2013	8,000	8,215
5.500%, 03/30/2020	2,575,000	2,680,166
6.625%, 03/30/2040	1,060,000	1,063,973
HBOS PLC (5.375% to 11/01/2013, then
3 month
LIBOR + 1.703%) 11/01/2013 (Q)(S)	22,000	11,660
HCP, Inc. 3.750%, 02/01/2019	1,250,000	1,258,960
Health Care REIT, Inc.
4.700%, 09/15/2017	500,000	528,060
4.950%, 01/15/2021	905,000	946,492
6.000%, 11/15/2013	215,000	226,917
Health Care, Inc.
6.125%, 04/15/2020	1,705,000	1,893,772
6.200%, 06/01/2016	470,000	518,740
Healthcare Realty Trust, Inc.
5.750%, 01/15/2021	1,000,000	1,039,951
6.500%, 01/17/2017	962,000	1,061,886
ICICI Bank, Ltd. 5.750%, 11/16/2020 (S)	1,080,000	1,073,991
Intercorp
Retail Trust 8.875%, 11/14/2018 (S)	385,000	413,875
Jefferies Group, Inc.
5.125%, 04/13/2018	600,000	561,000
6.875%, 04/15/2021	570,000	561,450
8.500%, 07/15/2019	965,000	1,037,375
JPMorgan Chase & Company
3.150%, 07/05/2016	1,000,000	1,029,756
3.450%, 03/01/2016	355,000	368,796
3.700%, 01/20/2015	305,000	323,826
4.250%, 10/15/2020	1,810,000	1,871,835
4.500%, 01/24/2022	1,300,000	1,380,867
5.600%, 07/15/2041	1,425,000	1,580,526
6.000%, 01/15/2018	2,110,000	2,445,110
6.300%, 04/23/2019	1,267,000	1,489,082
JPMorgan Chase & Company (7.900% to
04/30/2018, then 3 month
LIBOR + 3.470%) 04/30/2018 (Q)	1,235,000	1,343,532
Kimco Realty Corp.
5.700%, 05/01/2017	690,000	761,964
6.875%, 10/01/2019	545,000	641,372
Lehman Brothers Holdings, Inc.
3.375%, 01/26/2017 (H)	1,120,000	301,000
Liberty Mutual Group, Inc.
7.800%, 03/15/2037 (S)	1,870,000	1,823,250
Liberty Property LP 5.500%, 12/15/2016	1,500,000	1,643,154
Lincoln National Corp.
6.250%, 02/15/2020	1,000,000	1,145,883
8.750%, 07/01/2019	1,605,000	2,045,823
Lincoln National Corp. (6.050% to
04/20/2017, then 3 month
LIBOR + 2.040%) 04/20/2067	2,527,000	2,318,523
Lloyds TSB Bank PLC
5.800%, 01/13/2020 (S)	270,000	279,772
6.375%, 01/21/2021	975,000	1,059,829
Lloyds TSB Group PLC (6.413% to
10/01/2035, then 3 month
LIBOR + 1.496%) 10/01/2035 (Q)(S)	1,585,000	1,093,650
Mack-Cali Realty LP 7.750%, 08/15/2019	680,000	828,999

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Macquarie Bank, Ltd.
6.625%, 04/07/2021 (S)	$655,000	$645,921
Macquarie Group, Ltd.
6.000%, 01/14/2020 (S)	645,000	633,832
Markel Corp. 5.350%, 06/01/2021	1,500,000	1,557,350
Merrill Lynch & Company, Inc.
0.710%, 06/05/2012 (P)	472,000	470,719
6.875%, 04/25/2018	1,745,000	1,899,460
7.750%, 05/14/2038	530,000	572,297
Metropolitan Life Global Funding I
3.650%, 06/14/2018 (S)	1,500,000	1,542,482
5.125%, 04/10/2013 (S)	405,000	422,676
Morgan Stanley
1.015%, 10/18/2016 (P)	830,000	699,903
5.500%, 07/24/2020 to 07/28/2021	2,825,000	2,791,192
5.625%, 09/23/2019	1,000,000	999,600
5.750%, 01/25/2021	1,335,000	1,322,932
5.950%, 12/28/2017	290,000	301,180
6.000%, 04/28/2015	1,000,000	1,053,451
6.625%, 04/01/2018	140,000	148,460
7.300%, 05/13/2019	1,315,000	1,418,967
MPT Operating Partnership LP
6.375%, 02/15/2022	835,000	862,138
6.875%, 05/01/2021	605,000	643,191
Nationstar Mortgage 10.875%, 04/01/2015	1,365,000	1,419,600
Nelnet, Inc. 3.951%, 09/29/2036 (P)	1,420,000	1,133,994
Oil Casualty Insurance, Ltd.
8.000%, 09/15/2034 (S)	873,000	920,081
Polymer Group, Inc. 7.750%, 02/01/2019	275,000	294,250
ProLogis LP
4.500%, 08/15/2017	1,410,000	1,449,576
6.250%, 03/15/2017	2,240,000	2,475,832
6.625%, 12/01/2019	805,000	904,991
7.625%, 08/15/2014	760,000	830,386
Prudential Financial, Inc.
4.750%, 04/01/2014	227,000	240,792
5.375%, 06/21/2020	700,000	789,391
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%) 06/30/2019 (Q)(S)	1,862,000	2,357,292
Realogy Corp. 7.875%, 02/15/2019 (S)	470,000	455,900
Realty Income Corp.
5.375%, 09/15/2017	1,250,000	1,358,869
5.950%, 09/15/2016	560,000	623,878
Reckson Operating Partnership LP
6.000%, 03/31/2016	1,500,000	1,575,888
Regions Financial Corp.
0.744%, 06/26/2012 (P)	575,000	574,524
7.750%, 11/10/2014	1,140,000	1,217,178
Santander Holdings USA, Inc.
4.625%, 04/19/2016	310,000	307,155
Simon Property Group LP
5.750%, 12/01/2015	530,000	602,100
SL Green Realty Corp.
7.750%, 03/15/2020	1,190,000	1,340,399
SunTrust Banks, Inc. 3.500%, 01/20/2017	1,000,000	1,023,774
Symetra Financial Corp.
6.125%, 04/01/2016 (S)	350,000	358,225
Synovus Financial Corp.
7.875%, 02/15/2019	530,000	543,250
Teachers Insurance & Annuity Association
of America 6.850%, 12/16/2039 (S)	1,505,000	1,962,928
The Bear Stearns Companies LLC
7.250%, 02/01/2018	1,325,000	1,601,869

The accompanying notes are an integral part of the financial statements.	20

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
The Charles Schwab Corp. (7.000% to
02/01/2022, then 3 month
LIBOR + 4.820%)
7.000%, 02/01/2022 (Q)	$900,000	$938,421
The Chuo Mitsui Trust & Banking
Company, Ltd. (5.506% to 04/15/2015,
then 3 month
LIBOR + 2.490%) 04/15/2015 (Q)(S)	150,000	157,500
The Goldman Sachs Group, Inc.
3.625%, 02/07/2016	1,000,000	1,003,722
5.250%, 07/27/2021	745,000	745,998
5.375%, 03/15/2020	1,800,000	1,844,033
5.500%, 11/15/2014	447,000	479,888
5.750%, 01/24/2022	710,000	740,903
5.950%, 01/18/2018	750,000	810,642
6.000%, 05/01/2014	645,000	693,175
6.150%, 04/01/2018	1,830,000	1,983,553
6.750%, 10/01/2037	2,420,000	2,421,297
The Hanover Insurance Group, Inc.
6.375%, 06/15/2021	370,000	399,071
The Royal Bank of Scotland PLC
4.875%, 03/16/2015	780,000	809,711
Transatlantic Holdings, Inc.
5.750%, 12/14/2015	575,000	626,760
Unum Group 7.125%, 09/30/2016	990,000	1,132,566
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)	1,340,000	1,476,042
USB Realty Corp.
1.719%, 01/15/2017 (P)(Q)(S)	825,000	635,250
Ventas Realty LP 4.750%, 06/01/2021	960,000	988,825
Vornado Realty LP
4.250%, 04/01/2015	2,500,000	2,612,115
5.000%, 01/15/2022	1,250,000	1,317,398
W.R. Berkley Corp.
5.600%, 05/15/2015	795,000	837,911
6.150%, 08/15/2019	14,000	14,838
Wachovia Bank NA
5.850%, 02/01/2037	835,000	917,082
6.600%, 01/15/2038	840,000	1,020,509
Wachovia Corp. 5.750%, 06/15/2017	970,000	1,127,426
WCI Finance LLC
5.400%, 10/01/2012 (S)	610,000	624,802
WEA Finance LLC
4.625%, 05/10/2021 (S)	1,000,000	1,054,578
6.750%, 09/02/2019 (S)	575,000	673,203
Weyerhaeuser Company
7.375%, 03/15/2032	1,690,000	1,835,326
Willis Group Holdings PLC
5.750%, 03/15/2021	2,235,000	2,436,729
Willis North America, Inc.
7.000%, 09/29/2019	1,215,000	1,388,644
XLIT Group, Ltd. 5.750%, 10/01/2021	1,000,000	1,101,134

		200,941,711
Health Care - 1.1%
Alere, Inc.
7.875%, 02/01/2016	940,000	984,650
8.625%, 10/01/2018	465,000	491,156
Allergan, Inc. 5.750%, 04/01/2016	400,000	468,256
BioScrip, Inc. 10.250%, 10/01/2015	730,000	786,575
Catalent Pharma Solutions, Inc., PIK
9.500%, 04/15/2015 (P)	961,137	992,374
Cigna Corp.
4.500%, 03/15/2021	1,000,000	1,059,259
6.150%, 11/15/2036	500,000	564,456

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Coventry Health Care, Inc.
6.300%, 08/15/2014	$420,000	$459,694
Covidien International Finance SA
6.000%, 10/15/2017	610,000	738,812
Endo Pharmaceuticals Holdings, Inc.
7.250%, 01/15/2022	950,000	1,056,875
Gentiva Health Services, Inc.
11.500%, 09/01/2018	120,000	107,400
HCA, Inc. 7.500%, 02/15/2022	935,000	1,012,138
Kinetic Concepts, Inc.
10.500%, 11/01/2018 (S)	410,000	426,400
Medco Health Solutions, Inc.
7.125%, 03/15/2018	1,010,000	1,201,241
Merck & Company, Inc.
5.300%, 12/01/2013	218,000	236,287
Teva Pharmaceutical
Finance Company LLC
5.550%, 02/01/2016	170,000	193,715
6.150%, 02/01/2036	170,000	214,747
UnitedHealth Group, Inc.
4.875%, 02/15/2013	225,000	233,933
5.375%, 03/15/2016	15,000	17,332
5.800%, 03/15/2036	115,000	138,827
Valeant Pharmaceuticals International, Inc.
6.750%, 10/01/2017 (S)	185,000	189,625
6.875%, 12/01/2018 (S)	765,000	782,213
WellPoint, Inc.
5.000%, 12/15/2014	208,000	226,832
6.375%, 06/15/2037	415,000	528,405
Wyeth 5.500%, 03/15/2013	670,000	705,129

		13,816,331
Industrials - 3.3%
Aircastle, Ltd.
9.750%, 08/01/2018 (S)	200,000	224,500
9.750%, 08/01/2018	555,000	625,763
America West Airlines 2000-1 Pass
Through Trust 8.057%, 07/02/2020	468,247	479,953
Bombardier, Inc. 7.750%, 03/15/2020 (S)	610,000	707,600
Caterpillar Financial Services Corp.
5.450%, 04/15/2018	870,000	1,032,364
5.500%, 03/15/2016	405,000	469,429
7.150%, 02/15/2019	450,000	583,930
Coleman Cable, Inc. 9.000%, 02/15/2018	675,000	698,625
Colt Defense LLC 8.750%, 11/15/2017	640,000	438,400
Continental Airlines 1997-4 Class A Pass
Through Trust 6.900%, 01/02/2018	785,448	836,502
Continental Airlines 1998-1 Class A Pass
Through Trust 6.648%, 09/15/2017	450,494	473,019
Continental Airlines 1999-1 Class A Pass
Through Trust 6.545%, 02/02/2019	404,726	434,068
Continental Airlines 2000-2 Class B Pass
Through Trust 8.307%, 04/02/2018	75,856	75,098
Continental Airlines 2007-1 Class A Pass
Through Trust 5.983%, 04/19/2022	1,189,731	1,302,755
Continental Airlines 2010-1 Class A Pass
Through Trust 4.750%, 01/12/2021	372,681	389,451
CSX Corp. 7.375%, 02/01/2019	727,000	916,211
Delta Air Lines 2002-1 Class G-1 Pass
Through Trust 6.718%, 01/02/2023	1,457,747	1,530,635
Delta Air Lines 2007-1 Class A Pass
Through Trust 6.821%, 08/10/2022	1,066,419	1,169,115
Delta Air Lines 2010-1 Class A Pass
Through Trust 6.200%, 07/02/2018	305,757	330,982

The accompanying notes are an integral part of the financial statements.	21

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Delta Air Lines 2011-1 Class A Pass
Through Trust 5.300%, 04/15/2019	$935,000	$991,100
Delta Air Lines, Inc.
9.500%, 09/15/2014 (S)	480,000	514,800
Ducommun, Inc. 9.750%, 07/15/2018	170,000	180,200
Eaton Corp. 4.900%, 05/15/2013	450,000	470,774
Embraer Overseas, Ltd.
6.375%, 01/15/2020	890,000	987,900
Garda World Security Corp.
9.750%, 03/15/2017 (S)	240,000	253,200
General Electric Company
5.000%, 02/01/2013	247,000	257,036
Huntington Ingalls Industries, Inc.
7.125%, 03/15/2021	920,000	985,550
International Lease Finance Corp.
7.125%, 09/01/2018 (S)	650,000	728,000
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017	585,000	630,338
Masco Corp.
5.850%, 03/15/2017	705,000	708,880
7.125%, 03/15/2020	750,000	800,117
Navios South American Logistics, Inc.
9.250%, 04/15/2019 (S)	1,255,000	1,041,650
Northwest Airlines 2002-1 Class G-2 Pass
Through Trust 6.264%, 11/20/2021	1,161,633	1,183,471
Northwest Airlines 2007-1 Class A Pass
Through Trust 7.027%, 11/01/2019	746,649	769,048
Odebrecht Finance, Ltd.
6.000%, 04/05/2023 (S)	995,000	1,017,388
7.000%, 04/21/2020 (S)	685,000	751,788
7.500%, 09/14/2015 (Q)(S)	160,000	165,200
Parker Hannifin Corp.
5.500%, 05/15/2018	1,000,000	1,176,026
Steelcase, Inc. 6.375%, 02/15/2021	1,250,000	1,304,553
Textron Financial Corp. (6.000% to
02/15/2017, then 3 month
LIBOR + 1.735%) 02/15/2067 (S)	3,585,000	2,688,750
Textron, Inc. 5.600%, 12/01/2017	1,076,000	1,156,465
The Hertz Corp.
6.750%, 04/15/2019 (S)	180,000	187,875
6.750%, 04/15/2019	1,505,000	1,576,488
Tutor Perini Corp. 7.625%, 11/01/2018	830,000	834,150
Tyco Electronics Group SA
4.875%, 01/15/2021	500,000	555,957
6.550%, 10/01/2017	730,000	862,378
Tyco International Finance SA
8.500%, 01/15/2019	400,000	514,200
U.S. Airways 2010-1 Class A Pass
Through Trust 6.250%, 04/22/2023	875,789	877,979
UAL 2009-2A Pass
Through Trust 9.750%, 01/15/2017	930,898	1,065,878
Union Pacific Corp. 4.163%, 07/15/2022	686,000	756,334
United Air Lines, Inc. 2007-1 Class C
Pass
Through Trust 3.059%, 07/02/2014 (P)	1,552,248	1,474,635
United Airlines 2009-1 Pass
Through Trust 10.400%, 11/01/2016	264,910	301,998
Voto-Votorantim Overseas Trading
Operations NV 6.625%, 09/25/2019 (S)	1,070,000	1,174,325
Voto-Votorantim, Ltd.
6.750%, 04/05/2021 (S)	1,065,000	1,160,850

		42,823,681
Information Technology - 0.2%
Brightstar Corp. 9.500%, 12/01/2016 (S)	1,275,000	1,326,000

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
Hewlett-Packard Company
4.375%, 09/15/2021	$770,000	$811,977
Science Applications International Corp.
5.500%, 07/01/2033	825,000	815,239

		2,953,216
Materials - 2.7%
Alcoa, Inc.
5.400%, 04/15/2021	670,000	697,293
5.720%, 02/23/2019	150,000	161,207
5.870%, 02/23/2022	1,250,000	1,324,349
Allegheny Technologies, Inc.
5.950%, 01/15/2021	310,000	342,984
9.375%, 06/01/2019	625,000	805,524
American Pacific Corp.
9.000%, 02/01/2015	530,000	515,425
ArcelorMittal
5.500%, 03/01/2021	1,000,000	988,079
6.750%, 03/01/2041	660,000	640,821
9.850%, 06/01/2019	800,000	970,133
Braskem America Finance Company
7.125%, 07/22/2041 (S)	900,000	895,500
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	2,245,000	2,480,725
Building Materials Corp. of America
6.750%, 05/01/2021 (S)	560,000	609,000
Cliffs Natural Resources, Inc.
6.250%, 10/01/2040	740,000	803,105
Commercial Metals Company
7.350%, 08/15/2018	820,000	836,400
Corporacion Nacional del Cobre de Chile
5.500%, 10/15/2013 (S)	209,000	222,320
Eastman Chemical Company
4.500%, 01/15/2021	1,000,000	1,053,669
FMG Resources August 2006 Pty, Ltd.
6.875%, 02/01/2018 (S)	660,000	696,300
8.250%, 11/01/2019 (S)	425,000	469,625
Georgia-Pacific LLC
5.400%, 11/01/2020 (S)	1,950,000	2,196,435
7.250%, 06/01/2028	425,000	517,330
Gerdau Trade, Inc.
5.750%, 01/30/2021 (S)	660,000	683,100
Graphic Packaging International, Inc.
7.875%, 10/01/2018	245,000	269,500
9.500%, 06/15/2017	495,000	550,688
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	875,000	948,148
International Paper Company
9.375%, 05/15/2019	935,000	1,231,910
JMC Steel Group 8.250%, 03/15/2018 (S)	440,000	459,250
Metinvest BV 8.750%, 02/14/2018 (S)	970,000	887,550
Pretium Packaging LLC
11.500%, 04/01/2016	410,000	426,400
Rain CII Carbon LLC
8.000%, 12/01/2018 (S)	1,235,000	1,299,838
Rio Tinto Alcan, Inc. 5.000%, 06/01/2015	6,000	6,632
Severstal Columbus LLC
10.250%, 02/15/2018	225,000	246,938
SunCoke Energy, Inc. 7.625%, 08/01/2019	645,000	670,800
Taseko Mines, Ltd. 7.750%, 04/15/2019	320,000	307,200
Teck Resources, Ltd.
6.250%, 07/15/2041	375,000	430,491
10.750%, 05/15/2019	507,000	628,680
Temple-Inland, Inc. 6.625%, 01/15/2018	1,835,000	2,139,351

The accompanying notes are an integral part of the financial statements.	22

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
The Dow Chemical Company
4.125%, 11/15/2021		$700,000	$744,714
Thompson Creek Metals Company, Inc.
7.375%, 06/01/2018		1,010,000	967,075
Vale Overseas, Ltd. 6.875%, 11/10/2039		785,000	965,351
Valspar Corp. 4.200%, 01/15/2022		1,000,000	1,039,221
Verso Paper Holdings LLC
8.750%, 02/01/2019		225,000	111,375
Vulcan Materials Company
7.500%, 06/15/2021		310,000	345,263
Westvaco Corp. 7.950%, 02/15/2031		1,870,000	2,055,775
Xstrata Canada Financial Corp.
3.600%, 01/15/2017 (S)		1,500,000	1,557,374

			36,198,848
Telecommunication Services - 2.9%
America Movil SAB de CV
5.000%, 03/30/2020		1,290,000	1,464,660
American Tower Corp.
5.900%, 11/01/2021		1,500,000	1,665,210
AT&T, Inc.
5.100%, 09/15/2014		16,000	17,697
5.350%, 09/01/2040		257,000	288,977
5.550%, 08/15/2041		800,000	937,020
5.600%, 05/15/2018		500,000	597,222
5.625%, 06/15/2016		12,000	14,004
6.300%, 01/15/2038		500,000	616,817
6.450%, 06/15/2034		580,000	710,472
BellSouth Corp.
6.000%, 11/15/2034		820,000	913,170
6.550%, 06/15/2034		420,000	494,558
CenturyLink, Inc.
6.450%, 06/15/2021		740,000	783,252
7.600%, 09/15/2039		1,745,000	1,786,756
Crown Castle Towers LLC
4.174%, 08/15/2017 (S)		2,000,000	2,084,758
4.883%, 08/15/2020 (S)		1,445,000	1,511,798
6.113%, 01/15/2020 (S)		1,330,000	1,497,140
Deutsche Telekom
International Finance BV
6.750%, 08/20/2018		870,000	1,056,142
8.750%, 06/15/2030		227,000	323,174
Digicel, Ltd. 7.000%, 02/15/2020 (S)		320,000	323,200
Embarq Corp. 7.995%, 06/01/2036		2,082,000	2,221,488
GTP Acquisition Partners I LLC
4.347%, 06/15/2016 (S)		1,660,000	1,664,349
7.628%, 06/15/2016 (S)		795,000	778,166
GTP Towers Issuer LLC
8.112%, 02/15/2015 (S)		2,120,000	2,162,080
Nextel Communications, Inc.
7.375%, 08/01/2015		1,070,000	1,056,625
NII Capital Corp. 8.875%, 12/15/2019		885,000	953,588
Oi SA 9.750%, 09/15/2016 (S)	BRL	1,950,000	1,129,859
PAETEC Holding Corp.
9.875%, 12/01/2018		$907,000	1,015,840
Qwest Communications International, Inc.
8.000%, 10/01/2015		710,000	762,150
SBA Tower Trust 5.101%, 04/15/2017 (S)		940,000	1,007,680
Sprint Capital Corp.
6.875%, 11/15/2028		900,000	702,000
8.750%, 03/15/2032		685,000	609,650
Telecom Italia Capital SA
7.200%, 07/18/2036		960,000	883,200
7.721%, 06/04/2038		98,000	92,610

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Verizon Communications, Inc.
6.100%, 04/15/2018	$910,000	$1,109,431
6.900%, 04/15/2038	450,000	594,275
Vivendi SA 5.750%, 04/04/2013 (S)	2,515,000	2,615,245
West Corp. 11.000%, 10/15/2016	1,065,000	1,130,231

		37,574,494
Utilities - 2.9%
Allegheny Energy Supply Company LLC
5.750%, 10/15/2019 (S)	1,125,000	1,216,151
American Electric Power Company, Inc.
5.250%, 06/01/2015	210,000	230,131
American Water Capital Corp.
6.085%, 10/15/2017	600,000	702,619
Appalachian Power Company
5.800%, 10/01/2035	39,000	45,103
7.000%, 04/01/2038	425,000	575,371
Arizona Public Service Company
5.500%, 09/01/2035	222,000	255,928
Beaver Valley II Funding
9.000%, 06/01/2017	1,481,000	1,546,386
BVPS II Funding Corp.
8.890%, 06/01/2017	210,000	231,810
CenterPoint Energy Houston Electric LLC
6.950%, 03/15/2033	10,000	13,317
Centerpoint Energy Resources Corp.
4.500%, 01/15/2021	202,000	215,981
CenterPoint Energy, Inc.
6.500%, 05/01/2018	1,000,000	1,181,654
Cia de Saneamento Basico do Estado de
Sao Paulo 6.250%, 12/16/2020 (S)	725,000	764,875
Commonwealth Edison Company
5.800%, 03/15/2018	2,235,000	2,649,157
Constellation Energy Group, Inc.
7.600%, 04/01/2032	246,000	328,519
Dominion Resources, Inc.
5.000%, 03/15/2013	575,000	600,063
5.700%, 09/17/2012	207,000	212,550
DPL, Inc. 7.250%, 10/15/2021 (S)	1,415,000	1,613,100
Entergy Corp. 4.700%, 01/15/2017	1,000,000	1,052,165
Exelon Generation Company LLC
6.250%, 10/01/2039	890,000	1,086,897
FirstEnergy Corp. 7.375%, 11/15/2031	676,000	861,185
Integrys Energy Group, Inc. (6.110% to
12/01/2016, then 3 month
LIBOR + 2.120%) 12/01/2066	1,740,000	1,727,037
Ipalco Enterprises, Inc.
5.000%, 05/01/2018	1,265,000	1,279,231
Israel Electric Corp., Ltd.
7.250%, 01/15/2019 (S)	995,000	1,027,469
ITC Holdings Corp.
5.500%, 01/15/2020 (S)	710,000	800,010
Michigan Consolidated Gas Company
5.700%, 03/15/2033	14,000	15,766
Midwest Generation LLC, Series B
8.560%, 01/02/2016	823,470	839,940
National Grid PLC 6.300%, 08/01/2016	485,000	563,132
NextEra Energy Capital Holdings, Inc.
(6.350% to 10/31/2016, then 3 month
LIBOR + 2.068%) 10/01/2066	650,000	658,125
NRG Energy, Inc.
7.625%, 01/15/2018	990,000	1,002,375
8.250%, 09/01/2020	885,000	896,063
NV Energy, Inc. 6.250%, 11/15/2020	625,000	682,849

The accompanying notes are an integral part of the financial statements.	23

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Pacific Gas & Electric Company
8.250%, 10/15/2018	$455,000	$604,599
Peco Energy Company
5.350%, 03/01/2018	1,000,000	1,183,729
PNM Resources, Inc. 9.250%, 05/15/2015	1,766,000	2,017,655
PNPP II Funding Corp.
9.120%, 05/30/2016	147,000	157,147
PPL Capital Funding, Inc. (6.700% to
03/30/2017, then 3 month
LIBOR + 2.665%) 03/30/2067	1,285,000	1,265,725
PSEG Power LLC
5.000%, 04/01/2014	214,000	228,992
8.625%, 04/15/2031	214,000	317,556
Public Service Company of New Mexico
7.950%, 05/15/2018	1,000,000	1,201,249
Salton Sea Funding Corp., Series F
7.475%, 11/30/2018	165,254	180,664
San Diego Gas & Electric Company
6.125%, 09/15/2037	1,000,000	1,319,581
Sierra Pacific Power Company, Series M
6.000%, 05/15/2016	840,000	981,075
Southern California Edison Company
(6.250% to 02/01/2022, then 3 month
LIBOR + 4.199%) 02/01/2022 (Q)	705,000	713,770
SPI Electricity & Gas Australia
Holdings Pty, Ltd.
6.150%, 11/15/2013 (S)	16,000	16,948
TransAlta Corp. 6.650%, 05/15/2018	580,000	678,733
Virginia Electric and Power Company
6.000%, 01/15/2036	620,000	793,181
W3A Funding Corp. 8.090%, 01/02/2017	1,143,832	1,132,645
Wisconsin Energy Corp. (6.250% to
05/15/2017, then 3 month
LIBOR + 2.113%) 05/15/2067	1,000,000	1,025,000

		38,693,208

TOTAL CORPORATE BONDS (Cost $499,703,732)		$534,009,261

CAPITAL PREFERRED SECURITIES - 1.2%
Financials - 1.2%
Allfirst Preferred
Capital Trust 2.072%, 07/15/2029 (P)	310,000	232,596
Aon Corp. 8.205%, 01/01/2027	820,000	958,423
Fifth Third Capital Trust IV (6.500% to
04/15/2017 then 3 month
LIBOR + 1.368%) 04/15/2037	1,995,000	1,980,038
MetLife Capital Trust X (9.250% to
04/08/2038, then 3 month
LIBOR + 5.540%) 04/08/2038 (Q)(S)	805,000	990,150
PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
6.750%, 08/01/2021 (L)(P)(Q)	525,000	553,723
PNC Preferred Funding Trust III (8.700%
to 03/15/2013, then 3 month
LIBOR + 5.226%) 03/15/2013 (Q)(S)	1,820,000	1,878,677
Regions Financing Trust II (6.625% to
05/15/2027, then 3 month
LIBOR + 1.290%) 05/15/2047	680,000	618,800
Schwab Capital Trust I (7.500% to
11/15/2017, then 3 month
LIBOR + 2.375%) 11/15/2037	935,000	973,382
Sovereign Capital Trust VI
7.908%, 06/13/2036	1,125,000	1,068,750

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CAPITAL PREFERRED SECURITIES (continued)
Financials (continued)
State Street Capital Trust III
5.536%, 04/02/2012 (P)(Q)	$1,790,000	$1,794,869
State Street Capital Trust IV
1.546%, 06/15/2037 (P)	2,335,000	1,648,403
SunTrust Preferred Capital I
4.000%, 04/13/2012 (Q)	102,000	71,920
USB Capital IX
3.500%, 04/15/2017 (P)(Q)	1,525,000	1,176,111
ZFS Finance USA Trust II (6.450% to
06/15/2016, then 3 month
LIBOR + 2.000%) 12/15/2065 (S)	960,000	931,200
ZFS Finance USA Trust V
6.500%, 05/09/2037 (P)(S)	1,385,000	1,305,363

		16,182,405

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $16,314,462)		$16,182,405

CONVERTIBLE BONDS - 0.1%
Industrials - 0.0%
US Airways Group, Inc.
7.250%, 05/15/2014	190,000	336,538
Consumer Discretionary - 0.1%
XM Satellite Radio, Inc.
7.000%, 12/01/2014 (S)	293,000	429,978

TOTAL CONVERTIBLE BONDS (Cost $504,314)		$766,516

TERM LOANS (M) - 0.3%
Consumer Discretionary - 0.3%
CCM Merger, Inc.
7.000%, 03/01/2017	417,591	417,200
Kalispel Tribal Economic Authority
7.500%, 02/22/2017	1,350,682	1,296,655
Mohegan Tribal Gaming Authority
- 01/15/2016 (T)	1,265,000	1,265,000
Vertis, Inc.
11.750%, 12/31/2015	589,254	213,605

		3,192,460
Financials - 0.0%
iStar Financial, Inc.
7.000%, 06/30/2014	555,000	552,017

TOTAL TERM LOANS (Cost $4,133,436)		$3,744,477

MUNICIPAL BONDS - 0.2%
George Washington University (District of
Columbia) 5.095%, 09/15/2032 (P)	1,130,000	1,167,188
New Jersey State Turnpike Authority
7.414%, 01/01/2040	540,000	784,949
State of California 7.600%, 11/01/2040	560,000	743,618
State of Illinois 5.100%, 06/01/2033	640,000	614,861

TOTAL MUNICIPAL BONDS (Cost $2,870,341)		$3,310,616

COLLATERALIZED MORTGAGE
OBLIGATIONS - 16.6%
Commercial & Residential - 12.5%
American Home Mortgage Assets
Series 2006-6, Class A1A,
0.434%, 12/25/2046 (P)	392,848	185,408
Series 2006-6, Class XP IO,
2.136%, 12/25/2046	5,209,807	303,311

The accompanying notes are an integral part of the financial statements.	24

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
American Home Mortgage
Investment Trust, Series 2004-4,
Class 5A 2.809%, 02/25/2045 (P)	$349,955	$309,273
American Tower Trust
Series 2007-1A, Class C,
5.615%, 04/15/2037 (S)	1,735,000	1,829,105
Series 2007-1A, Class D,
5.957%, 04/15/2037 (S)	1,695,000	1,797,086
Americold LLC Trust
Series 2010-ARTA, Class C,
6.811%, 01/14/2029 (S)	750,000	829,953
Series 2010-ARTA, Class D,
7.443%, 01/14/2029 (S)	1,550,000	1,629,165
Banc of America
Commercial Mortgage, Inc.
Series 2005-5, Class XC IO,
0.069%, 10/10/2045 (S)	69,770,186	244,614
Series 2005-2, Class A4,
4.783%, 07/10/2043 (P)	118,933	119,296
Series 2005-2, Class AJ,
4.953%, 07/10/2043 (P)	50,846	52,832
Series 2006-4, Class AM,
5.675%, 07/10/2046	2,115,000	2,207,762
Series 2006-2, Class AM,
5.767%, 05/10/2045 (P)	1,390,000	1,507,433
Series 2006-3, Class A4,
5.889%, 07/10/2044 (P)	2,045,000	2,302,633
Banc of America Large Loan, Inc.
Series 2005-MIB1, Class B,
0.509%, 03/15/2022 (P)(S)	682,753	679,339
Series 2005-MIB1, Class E,
0.649%, 03/15/2022 (P)(S)	490,000	476,035
Banc of America Merrill Lynch
Commercial Mortgage, Inc.,
Series 2007-4, Class AM
5.791%, 02/10/2051 (P)	1,200,000	1,205,202
Bear Stearns Alt-A Trust
Series 2004-12, Class 1A1,
0.594%, 01/25/2035 (P)	1,758,395	1,471,244
Series 2005-3, Class B2,
2.635%, 04/25/2035 (P)	174,212	3,740
Bear Stearns Asset Backed
Securities, Inc., Series 2003-AC4,
Class A 5.500%, 09/25/2033	5,340	5,505
Bear Stearns Commercial
Mortgage Securities, Inc.
Series 2004-PWR6, Class X1 IO,
0.231%, 11/11/2041 (S)	44,771,507	677,259
Series 2005-PWR8, Class X1 IO,
0.239%, 06/11/2041 (S)	60,317,953	809,346
Series 2004-T16, Class X1 IO,
0.265%, 02/13/2046 (S)	446,000	6,603
Series 2004-PWR5, Class X1 IO,
0.300%, 07/11/2042 (S)	326,880	5,823
Series 2006-T24, Class AY IO,
0.446%, 10/12/2041 (S)	20,437,235	152,360
Series 2004-PWR5, Class X2 IO,
0.857%, 07/11/2042	128,278,128	716,433
Series 2006-PW14, Class D,
5.412%, 12/11/2038 (S)	1,075,000	276,985
Bear Stearns Mortgage Funding Trust,
Series 2006-AR4, Class A1
0.454%, 12/25/2036 (P)	1,388,949	702,633

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
CFCRE Commercial Mortgage Trust,
Series 2011, Class C1 IO
1.494%, 04/15/2044 (S)	$13,393,456	$879,910
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A3
5.730%, 03/15/2049 (P)	2,250,000	2,563,175
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1,
Class C 5.226%, 07/15/2044 (P)	545,000	412,775
Commercial Mortgage Pass
Through Certificates
Series 2003-LB1A, Class A2,
4.084%, 06/10/2038	424,859	437,133
Series 2007-C9, Class A4,
5.813%, 12/10/2049 (P)	3,325,000	3,844,172
Countrywide Home Loan Mortgage Pass
Through Trust, Series 2004-HYB2,
Class 4A 2.616%, 07/20/2034 (P)	701,492	687,416
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2005-C1, Class AX IO,
0.141%, 02/15/2038 (S)	70,426,680	636,235
Series 2004-C4, Class A4,
4.283%, 10/15/2039	8,986	8,994
Series 2005-C1, Class A3,
4.813%, 02/15/2038	292,294	301,938
Series 2002-CKN2, Class A3,
6.133%, 04/15/2037	16,916	16,905
Credit Suisse Mortgage Capital
Certificates, Series 2006-C1, Class A3
5.426%, 02/15/2039 (P)	2,247,903	2,402,069
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1,
3.742%, 11/10/2046 (S)	2,938,192	3,112,503
Series 2011-LC2A, Class C,
5.446%, 07/10/2044 (P)(S)	1,000,000	1,000,174
Extended Stay America Trust,
Series 2010-ESHA, Class B
4.221%, 11/05/2027 (S)	1,000,000	1,012,660
First Horizon Alternative
Mortgage Securities
Series 2004-AA5, Class B1,
2.331%, 12/25/2034 (P)	124,843	14,038
Series 2004-AA2, Class 2A1,
2.416%, 08/25/2034 (P)	1,298,950	1,085,347
FREMF Mortgage Trust
Series 2011, Class K11,
4.420%, 12/25/2048 (P)(S)	875,000	837,922
Series 2011-K10, Class B,
4.598%, 11/25/2049 (P)(S)	1,055,000	1,025,889
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class XC IO,
0.209%, 06/10/2048 (S)	1,085,013	14,623
Series 2005-C1, Class XP IO,
0.690%, 06/10/2048	28,792,846	288
Series 2005-C1, Class AJ,
4.826%, 06/10/2048 (P)	1,175,000	1,212,077
Series 2005-C3, Class A7A,
4.974%, 07/10/2045 (P)	2,500,000	2,770,678
Series 2002-2A, Class A3,
5.349%, 08/11/2036	112,010	113,115
GMAC Mortgage Loan Trust,
Series 2004-AR2, Class 3A
3.170%, 08/19/2034 (P)	1,791,418	1,649,292

The accompanying notes are an integral part of the financial statements.	25

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Greenwich Capital
Commercial Funding Corp.
Series 2007-GG9, Class C,
5.554%, 03/10/2039 (P)	$730,000	$199,109
Series 2006-GG7, Class AM,
5.881%, 07/10/2038 (P)	3,465,000	3,628,295
GS Mortgage Securities Corp. II
Series 2005-GG4, Class XC IO,
0.310%, 07/10/2039 (S)	1,695,344	26,980
Series 2010-C2, Class XA IO,
0.688%, 12/10/2043 (S)	61,784,261	1,668,360
Series 2011-GC3, Class X IO,
1.157%, 03/10/2044 (S)	24,116,609	1,336,735
Series ALF, Class XA1 IO,
3.364%, 02/10/2021 (S)	14,239,459	747,572
Series 2011-ALF, Class D,
4.209%, 02/10/2021 (S)	1,500,000	1,436,550
Series 2007-GG10, Class A4,
5.788%, 08/10/2045 (P)	2,000,000	2,236,278
GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1,
2.690%, 09/25/2035 (P)	2,082,651	1,870,091
Series 2004-9, Class B1,
3.102%, 08/25/2034 (P)	274,935	115,473
Series 2006-AR1, Class 3A1,
5.022%, 01/25/2036 (P)	631,800	549,224
Harborview Mortgage Loan Trust
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)	6,701,481	42,554
Series 2007-3, Class ES IO,
0.350%, 05/19/2047	8,019,514	50,122
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	9,864,621	61,753
Series 2004-11, Class X1 IO,
1.990%, 01/19/2035	10,920,129	791,508
Series 2005-11, Class X IO,
2.033%, 08/19/2045	6,094,669	307,415
Series 2005-8, Class 1X IO,
2.136%, 09/19/2035	7,997,417	395,690
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 2X IO,
1.722%, 10/25/2036	26,116,726	1,236,888
Series 2005-AR18, Class 1X IO,
2.056%, 10/25/2036	18,925,818	1,223,933
Series 2005-AR5, Class B1,
2.613%, 05/25/2035 (P)	125,557	916
Series 2004-AR13, Class B1,
5.296%, 01/25/2035	171,626	14,632
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2011-C3A, Class XA IO,
1.347%, 02/15/2046 (S)	27,299,914	1,829,422
Series 2011-C4, Class XA IO,
1.619%, 07/15/2046 (S)	35,934,077	2,765,451
Series 2005-LDP2, Class A3,
4.697%, 07/15/2042	1,618,406	1,630,593
Series 2005-LDP2, Class A4,
4.738%, 07/15/2042	1,830,000	1,993,176
Series 2005-LDP3, Class A4B,
4.996%, 08/15/2042 (P)	2,360,000	2,500,068
Series 2005-CB11, Class A3,
5.197%, 08/12/2037	1,018,661	1,057,039
Series 2005-LDP5, Class A4,
5.206%, 12/15/2044 (P)	2,025,000	2,268,342

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Chase Commercial Mortgage
Securities Corp. (continued)
Series 2005-LDP5, Class A3,
5.235%, 12/15/2044 (P)	$5,100,000	$5,431,903
Series 2005-PDP5, Class AM,
5.248%, 12/15/2044 (P)	4,955,000	5,326,600
Series 2011-C4, Class C,
5.251%, 07/15/2046 (P)(S)	1,125,000	1,082,118
Series 2007-LDPX, Class A2S,
5.305%, 01/15/2049	557,318	557,430
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	1,250,000	1,376,483
Series 2005-LDP5, Class G,
5.361%, 12/15/2044 (P)(S)	1,000,000	650,955
Series 2002-C1, Class A3,
5.376%, 07/12/2037	273,646	275,717
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049	4,000,000	4,476,260
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	1,670,000	1,809,689
Series 2007-CB18, Class A4,
5.440%, 06/12/2047	3,050,000	3,428,959
Series 2006-LDP8, Class A3B,
5.447%, 05/15/2045	845,000	888,161
Series 2006-LDP7, Class AM,
5.871%, 04/15/2045 (P)	2,630,000	2,863,502
LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class XCL IO,
0.820%, 02/15/2040 (S)	476,360	10,567
Series 2004-C1, Class XCL IO,
0.863%, 01/15/2036 (S)	21,825,521	334,302
Series 2005-C2, Class A5,
5.150%, 04/15/2030 (P)	1,500,000	1,653,066
Series 2005-C2 AJ,
5.205%, 04/15/2030 (P)	1,000,000	1,041,620
Series 2006-C6, Class AM,
5.413%, 09/15/2039	2,990,000	3,185,035
Series 2007-C2, Class A3,
5.430%, 02/15/2040	3,220,000	3,578,521
Series 2007-C1, Class AM,
5.455%, 02/15/2040	2,065,000	2,154,716
Series 2006-C4, Class A4,
5.874%, 06/15/2038 (P)	2,873,000	3,294,337
Master Adjustable Rate Mortgages Trust
Series 2004-8, Class 5A1,
2.649%, 08/25/2034 (P)	448,240	413,864
Series 2004-13, Class 2A1,
2.661%, 04/21/2034 (P)	649,716	640,790
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class XC IO,
0.101%, 07/12/2038 (S)	173,730,337	1,003,466
Series 2006-C2, Class X IO,
0.351%, 08/12/2043 (S)	19,258,128	254,284
Series 2008-C1, Class X IO,
0.521%, 02/12/2051 (S)	31,955,048	557,680
Series 2004-KEY2, Class A4 IO,
4.864%, 08/12/2039 (P)	31,988	34,460
Series 2006-2, Class A4,
5.902%, 06/12/2046 (P)	2,865,000	3,259,674
MLCC Mortgage Investors, Inc.
Series 2006-3, Class 2A1,
2.459%, 10/25/2036 (P)	2,080,004	1,864,748
Series 2007-3, Class M1,
5.355%, 09/25/2037 (P)	195,846	103,447

The accompanying notes are an integral part of the financial statements.	26

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
MLCC Mortgage Investors, Inc. (continued)
Series 2007-3, Class M2,
5.355%, 09/25/2037 (P)	$114,851	$12,241
Series 2007-3, Class M3,
5.355%, 09/25/2037 (P)	47,401	2,358
Morgan Stanley Capital I
Series 2005-T17, Class X1 IO,
0.196%, 12/13/2041 (S)	1,154,374	14,012
Series 2005-IQ9, Class X1 IO,
0.405%, 07/15/2056 (S)	555,650	16,632
Series 2007-SRR3, Class A,
0.546%, 12/20/2049 (P)(S)	1,000,000	4,530
Series 2007-SRR3, Class B,
0.646%, 12/20/2049 (P)(S)	1,000,000	4,020
Series 2011-C3, Class XA IO,
1.400%, 07/15/2049 (S)	22,176,270	1,440,016
Series 2005-IQ9, Class A3,
4.540%, 07/15/2056	2,040,156	2,078,976
Series 2005-HQ6, Class A2A,
4.882%, 08/13/2042	979,749	991,978
Series 2005-HQ7, Class A2,
5.201%, 11/14/2042 (P)	255,558	258,897
Series 2007-IQ13, Class A4,
5.364%, 03/15/2044	2,930,000	3,228,637
Series 2008-HQ8, Class AM,
5.468%, 03/12/2044 (P)	2,945,000	3,106,701
Series 2006-T23, Class A4,
5.812%, 08/12/2041 (P)	630,000	725,602
Provident Funding Mortgage Loan Trust,
Series 2005-1, Class B1
2.703%, 05/25/2035 (P)	289,311	41,481
Residential Accredit Loans, Inc.
Series 2005-QO4, Class X IO,
2.310%, 12/25/2045	17,323,429	840,186
Series 2004-QS16, Class 1A1,
5.500%, 12/25/2034	7,337	7,410
Sequoia Mortgage Trust, Series 2005-3,
Class A1 0.446%, 05/20/2035 (P)	4,271	3,261
Structured Asset Securities Corp.,
Series 2003-6A, Class B1
2.771%, 03/25/2033 (P)	383,343	257,977
Thornburg Mortgage Securities Trust,
Series 2004-1, Class II2A
1.791%, 03/25/2044 (P)	1,941,526	1,772,772
Timberstar Trust, Series 2006-1A, Class A
5.668%, 10/15/2036 (S)	900,000	1,012,823
Wachovia Bank
Commercial Mortgage Trust
Series 2005-C17, Class XC IO,
0.120%, 03/15/2042 (S)	64,446,992	504,620
Series 2005-C19, Class AJ,
4.793%, 05/15/2044	37,517	36,980
Series 2005-C16, Class C,
4.985%, 10/15/2041 (P)	1,700,000	1,592,710
Series 2005-C21, Class AJ,
5.204%, 10/15/2044 (P)	2,170,000	2,267,110
WaMu Commercial Mortgage
Securities Trust, Series 2007-SL3,
Class A 5.937%, 03/23/2045 (P)(S)	391,437	393,579
WaMu Mortgage Pass
Through Certificates
Series 2005-AR6, Class B1,
0.844%, 04/25/2045 (P)	889,991	102,968

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
WaMu Mortgage Pass Through
Certificates (continued)
Series 2005-AR13, Class B1,
0.844%, 10/25/2045 (P)	$784,871	$109,142
Series 2005-AR19, Class B1,
0.944%, 12/25/2045 (P)	473,192	63,161
Series 2004-AR13, Class X IO,
1.336%, 11/25/2034	26,605,457	1,271,092
Series 2005-AR13, Class X IO,
1.425%, 10/25/2045	86,003,103	4,337,214
Series 2005-AR1, Class X IO,
1.436%, 01/25/2045	15,716,953	700,431
Series 2005-AR6, Class X IO,
1.456%, 04/25/2045	19,582,774	1,033,077
Series 2005-AR8, Class X IO,
1.571%, 07/25/2045	48,943,297	2,412,831
Series 2005-1, Class 6A1,
6.500%, 03/25/2035	12,548	12,083
Wells Fargo Mortgage
Backed Securities Trust
Series 2005-AR5, Class 1A1,
3.690%, 04/25/2035 (P)	1,858,267	1,658,730
Series 2006-AR15, Class A3,
5.300%, 10/25/2036 (P)	387,012	63,566
WF-RBS Commercial Mortgage Trust,
Series 2011-C3, Class XA IO,
1.730%, 03/15/2044 (S)	25,737,101	2,270,862

		164,732,895
U.S. Government Agency - 4.1%
Federal Home Loan Mortgage Corp.
Series K011, Class X1 IO,
0.384%, 11/25/2020	58,181,022	1,386,047
Series K010, Class X1 IO,
0.414%, 10/25/2020	40,648,022	907,833
Series K014, Class X1 IO,
1.279%, 04/25/2021	5,672,942	489,393
Series KAIV, Class X1 IO,
1.408%, 06/25/2046	27,208,386	2,366,964
Series K705, Class X1 IO,
1.762%, 09/25/2018	16,000,000	1,500,000
Series 3632, Class AP,
3.000%, 02/15/2040	5,431,682	5,684,073
Series 3956, Class DJ,
3.250%, 10/15/2036	3,015,404	3,102,256
Series 3630, Class BI IO,
4.000%, 05/15/2027	459,352	22,049
Series 3623, Class LI IO,
4.500%, 01/15/2025	685,702	59,336
Series 3794, Class PI IO,
4.500%, 02/15/2038	2,254,201	249,886
Series 2005-3019, Class MD,
4.750%, 01/15/2031	25,549	25,586
Series 3581, Class IO,
6.000%, 10/15/2039	729,962	107,084
Series T-41, Class 3A,
6.987%, 07/25/2032 (P)	2,637	3,038
Federal National Mortgage Association
Series 2011-118, Class CD,
3.500%, 10/25/2039	10,555,848	11,052,648
Series 2012-19, Class JA,
3.500%, 03/25/2041	4,995,000	5,313,431
Series 20011-146, Class MA,
3.500%, 08/25/2041	3,233,297	3,376,008

The accompanying notes are an integral part of the financial statements.	27

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 2003-18, Class EX,
4.000%, 06/25/2017	$82,945	$83,297
Series 2010-14, Class AI IO,
4.000%, 08/25/2027	1,306,155	63,402
Series 2010-36, Class BI IO,
4.000%, 03/25/2028	1,371,599	82,258
Series 3908, Class PA,
4.000%, 06/15/2039	1,920,361	2,064,531
Series 402, Class 4 IO,
4.000%, 10/25/2039	2,321,337	246,987
Series 402, Class 3 IO,
4.000%, 11/25/2039	1,355,515	168,111
Series 2011-86, Class NA,
4.000%, 01/25/2041	7,442,820	8,023,016
Series 2011-41, Class KA,
4.000%, 01/25/2041	4,003,195	4,299,942
Series 2009-109, Class IW IO,
4.500%, 04/25/2038	1,104,531	111,598
Series 398, Class C3 IO,
4.500%, 05/25/2039	1,594,621	196,452
Series 401, Class C2 IO,
4.500%, 06/25/2039	1,075,469	113,904
Series 402, Class 7 IO,
4.500%, 11/25/2039	2,160,436	259,716
Series 2009-47, Class EI IO,
5.000%, 08/25/2019	1,078,296	101,942
Series 407, Class 21 IO,
5.000%, 01/25/2039	2,864,680	344,254
Series 2009-50, Class GI IO,
5.000%, 05/25/2039	2,053,739	238,678
Series 2009-78, Class IB IO,
5.000%, 06/25/2039	2,579,236	320,783
Series 407, Class 15 IO,
5.000%, 01/25/2040	3,359,917	409,414
Series 407, Class 16 IO,
5.000%, 01/25/2040	794,051	92,742
Series 407, Class 17 IO,
5.000%, 01/25/2040	702,672	85,524
Series 407, Class 7 IO,
5.000%, 03/25/2041	2,431,912	468,206
Series 407, Class 8 IO,
5.000%, 03/25/2041	1,142,913	151,616
Series 2001-50, Class BA,
7.000%, 10/25/2041	687	793
Series 2002-W3, Class A5,
7.500%, 11/25/2041	22,659	26,775
Government National Mortgage
Association, Series 2010-78, Class AI
IO 4.500%, 04/20/2039	2,230,777	210,314

		53,809,887

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $215,541,943)		$218,542,782

ASSET BACKED SECURITIES - 2.5%
Aegis Asset Backed Securities Trust,
Series 2004-3, Class A1
0.604%, 09/25/2034 (P)	572,212	514,833
Ameriquest Mortgage Securities, Inc.,
Series 2005-R1, Class M1
0.694%, 03/25/2035 (P)	1,175,000	1,054,434

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Amresco Residential Securities Mortgage
Loan Trust, Series 1998-1, Class A6
6.510%, 08/25/2027	$165	$166
Argent Securities, Inc., Series 2004-W1,
Class M3 1.694%, 03/25/2034 (P)	6,964	3,003
Asset Backed Funding Certificates,
Series 2005-HE1, Class M1
0.664%, 03/25/2035 (P)	800,108	631,521
Bayview Financial Acquisition Trust,
Series 2006-A, Class 2A3
0.594%, 02/28/2041 (P)	779,102	677,815
Bravo Mortgage Asset Trust,
Series 2006-1A, Class A2
0.484%, 07/25/2036 (P)(S)	1,336,929	1,081,684
Carrington Mortgage Loan Trust
Series 2006-NC4, Class A5,
0.304%, 10/25/2036 (P)	132,217	104,230
Series 2005-OPT2, Class M2,
0.694%, 05/25/2035 (P)	1,090,000	972,149
Citigroup Mortgage Loan Trust,
Series 2006-WFH3, Class A3
0.394%, 10/25/2036 (P)	1,514,673	1,410,959
Countrywide Asset-Backed Certificates,
Series 2006-3, Class 2A2
0.424%, 06/25/2036 (P)	2,071,804	1,676,423
Credit-Based Asset Servicing
and Securitization LLC
Series 2005-CB2, Class M1,
0.684%, 04/25/2036 (P)	1,882,825	1,652,134
Series 2006-MH1, Class B1,
6.250%, 10/25/2036 (S)	460,000	243,527
Dillon Read CMBS CDO, Ltd.,
Series 2006-1A, Class A3
1.227%, 12/05/2046 (H)(P)(S)	975,000	10
Dominos Pizza Master Issuer LLC
Series 2007-1, Class A2,
5.261%, 04/25/2037 (S)	2,265,000	2,269,247
Series 2007-1, Class M1,
7.629%, 04/25/2037 (S)	3,085,000	3,091,534
Fremont Home Loan Trust, Series 2005-1,
Class M3 0.754%, 06/25/2035 (P)	820,000	733,372
FUEL Trust, Series 2011-1
4.207%, 04/15/2016 (S)	1,555,000	1,595,388
Home Equity Asset Trust, Series 2005-5,
Class M1 0.724%, 11/25/2035 (P)	1,125,000	886,508
Leaf Capital Funding SPE A LLC
Series 2010-A, Class C,
7.246%, 12/15/2020 (P)(S)	621,434	621,434
Series 2010-A, Class D,
10.246%, 12/15/2020 (P)(S)	464,039	464,039
Series 2010-A, Class E1,
14.746%, 12/15/2020 (P)(S)	541,995	541,995
Leaf II Receivables Funding LLC,
Series 2011-1, Class A
1.700%, 12/20/2018 (S)	660,379	649,152
LNR CDO, Ltd., Series 2006-1A,
Class BFL 0.794%, 05/28/2043 (P)(S)	700,000	7
Master Asset Backed Securities Trust,
Series 2007-HE2, Class A2
0.944%, 08/25/2037 (P)	1,371,598	1,196,923
Merrill Lynch Mortgage Investors, Inc.
Series 2005-HE2, Class A2C,
0.614%, 09/25/2036 (P)	1,415,000	1,231,323
Series 2005-WMC1, Class M1,
0.994%, 09/25/2035 (P)	640,103	611,954

The accompanying notes are an integral part of the financial statements.	28

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
N-Star Real Estate CDO, Ltd.,
Series 2006-7A, Class B
0.624%, 06/22/2051 (P)(S)	$900,000	$24,750
New Century Home Equity Loan Trust
Series 2005-1, Class M1,
0.694%, 03/25/2035 (P)	840,000	590,179
Series 2005-3, Class M1,
0.724%, 07/25/2035 (P)	748,000	655,299
Novastar Home Equity Loan,
Series 2004-4, Class M3
1.324%, 03/25/2035 (P)	1,650,000	1,475,981
Park Place Securities, Inc.
Series 2005-WCH1, Class M2,
0.764%, 01/25/2036 (P)	1,980,000	1,798,444
Series 2004-WHQ2, Class M2,
0.874%, 02/25/2035 (P)	2,180,000	1,764,485
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF3,
4.499%, 08/25/2035	296,337	286,135
Series 2005-2, Class AF4,
4.934%, 08/25/2035	1,895,000	1,479,851
Sonic Capital LLC, Series 2011-1A,
Class A2 5.438%, 05/20/2041 (S)	1,480,913	1,544,234
Wells Fargo Home Equity Trust,
Series 2004-2, Class AI5
4.890%, 05/25/2034 (P)	10,855	10,864

TOTAL ASSET BACKED SECURITIES (Cost $36,896,907)		$33,545,986

COMMON STOCKS - 0.0%
Consumer Discretionary - 0.0%
Greektown Superholdings, Inc. (I)	166	12,596
Financials - 0.0%
BTA Bank JSC, GDR (S)	17	35

TOTAL COMMON STOCKS (Cost $18,799)		$12,631

PREFERRED SECURITIES - 0.3%
Consumer Discretionary - 0.0%
Greektown
Superholdings, Inc., Series A (I)	3,249	$246,534
Consumer Staples - 0.0%
Ocean Spray Cranberries, Inc.,
Series A, 6.250% (S)	5,034	448,026
Financials - 0.3%
Ally Financial, Inc., 7.300%	28,855	679,247
Bank of America Corp.,
Series MER, 8.625%	69,475	1,770,223
Citigroup Capital XIII (7.875% to
10/30/2015, then
3 month LIBOR + 6.370%)	8,200	221,810
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	39,255	921,707

		3,592,987

TOTAL PREFERRED SECURITIES (Cost $4,412,362)		$4,287,547

SECURITIES LENDING COLLATERAL - 0.2%
John Hancock Collateral
Investment Trust, 0.3743% (W)(Y)	220,114	$2,203,230

TOTAL SECURITIES LENDING
COLLATERAL (Cost $2,202,418)		$2,203,230

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 11.3%
Money Market Funds - 10.8%
State Street Institutional U.S. Government
Money Market Fund, 0.0019% (Y)	142,663,375	142,663,375
Repurchase Agreement - 0.5%
Repurchase Agreement with State
Street Corp. dated 02/29/2012 at
0.010% to be repurchased at $6,000,002
on 03/01/2012, collateralized by
$6,025,000 Federal Home Loan
Mortgage Corp., 4.000% due
11/25/2026 (valued at $6,124,240,
including interest)	$6,000,000	$6,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $148,663,375)		$148,663,375

Total Investments (Active Bond Fund)
(Cost $1,373,145,335) - 107.3%		$1,415,210,804
Other assets and liabilities, net - (7.3%)		(96,073,485)

TOTAL NET ASSETS - 100.0%		$1,319,137,319

All Cap Core Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.2%
Consumer Discretionary - 12.7%
Automobiles - 1.0%
General Motors Company (I)	228,300	$5,940,366
Distributors - 0.0%
Core-Mark Holding Company, Inc.	5,200	208,416
VOXX International Corp. (I)	6,700	85,693

		294,109
Diversified Consumer Services - 0.0%
Corinthian Colleges, Inc. (I)	64,100	287,809
Hotels, Restaurants & Leisure - 3.3%
McDonald’s Corp.	116,400	11,556,192
Panera Bread Company, Class A (I)	7,200	1,112,976
Wyndham Worldwide Corp.	103,900	4,570,561
Yum! Brands, Inc.	43,400	2,874,816

		20,114,545
Household Durables - 1.2%
Garmin, Ltd. (L)	90,100	4,251,819
Whirlpool Corp.	41,800	3,158,826

		7,410,645
Leisure Equipment & Products - 0.6%
Arctic Cat, Inc. (I)	10,000	367,800
Polaris Industries, Inc.	48,300	3,190,698
Sturm Ruger & Company, Inc.	11,200	467,936

		4,026,434
Media - 2.3%
CBS Corp., Class B	174,800	5,226,520
Scholastic Corp.	4,400	134,508
The Madison Square Garden, Inc., Class A (I)	3,100	98,735
Time Warner Cable, Inc.	59,300	4,704,862
Time Warner, Inc.	28,900	1,075,369
Viacom, Inc., Class B	57,100	2,719,102

		13,959,096

The accompanying notes are an integral part of the financial statements.	29

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multiline Retail - 1.4%
Dillard’s, Inc., Class A (L)	20,300	$1,241,142
Macy’s, Inc.	183,800	6,978,886
Tuesday Morning Corp. (I)	70,800	242,844

		8,462,872
Specialty Retail - 2.9%
Aaron’s, Inc.	85,400	2,386,076
Best Buy Company, Inc. (L)	302,300	7,466,810
Foot Locker, Inc.	59,100	1,723,947
GameStop Corp., Class A (L)	34,100	776,798
Genesco, Inc. (I)	1,900	129,466
hhgregg, Inc. (I)(L)	10,100	115,443
HOT Topic, Inc.	68,300	609,236
PetSmart, Inc.	18,900	1,053,486
Pier 1 Imports, Inc. (I)	54,900	942,633
RadioShack Corp. (L)	24,200	171,578
TJX Companies, Inc.	77,100	2,822,631

		18,198,104

		78,693,980
Consumer Staples - 8.4%
Food & Staples Retailing - 2.5%
CVS Caremark Corp.	226,500	10,215,150
Whole Foods Market, Inc.	61,800	4,989,732

		15,204,882
Food Products - 0.9%
Cal-Maine Foods, Inc.	7,100	273,350
ConAgra Foods, Inc.	5,400	141,750
Kraft Foods, Inc., Class A	39,500	1,503,765
Smithfield Foods, Inc. (I)	77,100	1,806,453
The Hain Celestial Group, Inc. (I)	2,400	98,016
The Hershey Company	13,600	825,520
Tyson Foods, Inc., Class A	47,500	898,225

		5,547,079
Household Products - 0.3%
The Procter & Gamble Company	29,600	1,998,592
Personal Products - 1.0%
Herbalife, Ltd.	78,400	5,190,864
Nu Skin Enterprises, Inc., Class A	14,700	849,072

		6,039,936
Tobacco - 3.7%
Altria Group, Inc.	343,900	10,351,390
Philip Morris International, Inc.	151,000	12,611,520

		22,962,910

		51,753,399
Energy - 12.0%
Oil, Gas & Consumable Fuels - 12.0%
Apache Corp.	78,000	8,418,540
Chevron Corp.	147,000	16,040,640
ConocoPhillips	154,600	11,834,630
CVR Energy, Inc. (I)	168,500	4,584,885
Denbury Resources, Inc. (I)	202,800	4,037,748
Energy XXI Bermuda, Ltd. (I)	23,000	860,890
Exxon Mobil Corp.	112,800	9,757,200
Marathon Oil Corp.	257,700	8,733,453
Murphy Oil Corp.	57,200	3,657,368
Stone Energy Corp. (I)	5,300	169,335
Tesoro Corp. (I)	128,600	3,411,758
Valero Energy Corp.	54,100	1,324,909
W&T Offshore, Inc.	7,800	196,950

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Western Refining, Inc.	54,600	$990,990

		74,019,296

		74,019,296
Financials - 13.1%
Capital Markets - 1.2%
Ares Capital Corp.	25,300	421,751
Invesco, Ltd.	128,400	3,180,468
T. Rowe Price Group, Inc.	63,000	3,880,170

		7,482,389
Commercial Banks - 4.1%
BB&T Corp.	259,800	7,599,150
KeyCorp	28,800	233,280
National Penn Bancshares, Inc.	9,400	82,250
Pinnacle Financial Partners, Inc. (I)	11,900	197,064
PrivateBancorp, Inc.	45,600	661,200
Regions Financial Corp.	1,235,000	7,113,600
Susquehanna Bancshares, Inc.	123,300	1,142,991
SVB Financial Group (I)	13,900	823,992
Zions Bancorporation (L)	386,900	7,351,100

		25,204,627
Consumer Finance - 2.4%
American Express Company	187,400	9,911,586
Discover Financial Services	175,000	5,251,750

		15,163,336
Diversified Financial Services - 0.6%
Interactive Brokers Group, Inc., Class A	13,500	214,110
IntercontinentalExchange, Inc. (I)	25,700	3,545,572
MarketAxess Holdings, Inc.	3,200	105,984

		3,865,666
Insurance - 2.6%
ACE, Ltd.	26,500	1,900,315
Aflac, Inc.	60,100	2,839,725
Allied World Assurance
Company Holdings, Ltd.	3,023	199,427
Arch Capital Group, Ltd. (I)	8,400	311,220
Arthur J. Gallagher & Company	16,000	545,920
Lincoln National Corp.	47,500	1,179,900
Protective Life Corp.	14,100	391,557
Prudential Financial, Inc.	67,300	4,116,068
Stewart Information Services Corp.	16,000	210,240
The Travelers Companies, Inc.	70,900	4,110,073

		15,804,445
Real Estate Investment Trusts - 2.2%
CommonWealth	4,000	74,400
Health Care REIT, Inc.	2,900	157,876
LaSalle Hotel Properties	5,400	144,072
National Retail Properties, Inc.	32,300	860,795
Rayonier, Inc.	96,100	4,278,372
Simon Property Group, Inc.	39,500	5,351,460
Taubman Centers, Inc.	11,500	794,305
Ventas, Inc.	35,500	1,985,160

		13,646,440
Thrifts & Mortgage Finance - 0.0%
Brookline Bancorp, Inc.	10,400	95,472

		81,262,375
Health Care - 12.9%
Biotechnology - 0.5%
Amgen, Inc.	10,600	720,270

The accompanying notes are an integral part of the financial statements.	30

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Momenta Pharmaceuticals, Inc. (I)	95,300	$1,397,098
United Therapeutics Corp. (I)	17,200	820,956

		2,938,324
Health Care Equipment & Supplies - 0.7%
Intuitive Surgical, Inc. (I)	8,500	4,348,770
Health Care Providers & Services - 4.7%
Aetna, Inc.	181,700	8,496,292
Health Net, Inc. (I)	2,700	101,898
Humana, Inc.	69,700	6,070,870
Molina Healthcare, Inc. (I)	14,000	475,440
UnitedHealth Group, Inc.	176,000	9,812,000
Universal American Corp.	5,800	65,772
WellCare Health Plans, Inc. (I)	47,600	3,230,136
WellPoint, Inc.	10,900	715,367

		28,967,775
Life Sciences Tools & Services - 0.5%
Illumina, Inc. (I)	54,300	2,782,875
PerkinElmer, Inc.	23,100	623,700

		3,406,575
Pharmaceuticals - 6.5%
Bristol-Myers Squibb Company	54,300	1,746,831
Depomed, Inc. (I)	13,300	83,657
Eli Lilly & Company	202,800	7,957,872
Forest Laboratories, Inc. (I)	131,400	4,273,128
Johnson & Johnson	23,300	1,516,364
Merck & Company, Inc.	63,100	2,408,527
Par Pharmaceutical Companies, Inc. (I)	31,000	1,150,410
Pfizer, Inc.	637,600	13,453,360
Viropharma, Inc. (I)	231,300	7,415,478

		40,005,627

		79,667,071
Industrials - 10.4%
Aerospace & Defense - 1.5%
HEICO Corp.	1,900	103,892
Honeywell International, Inc.	106,900	6,368,033
Textron, Inc.	87,800	2,415,378
Triumph Group, Inc.	9,100	580,580

		9,467,883
Air Freight & Logistics - 1.1%
FedEx Corp.	800	71,992
United Parcel Service, Inc., Class B	90,100	6,927,789

		6,999,781
Airlines - 1.6%
Delta Air Lines, Inc. (I)	426,300	4,182,003
Hawaiian Holdings, Inc. (I)	121,400	644,634
Southwest Airlines Company	411,600	3,696,168
US Airways Group, Inc. (I)(L)	146,000	1,081,860

		9,604,665
Commercial Services & Supplies - 0.1%
SYKES Enterprises, Inc. (I)	25,600	352,768
Construction & Engineering - 0.7%
Chicago Bridge & Iron Company NV	63,500	2,954,020
Northwest Pipe Company (I)	4,300	105,264
Primoris Services Corp.	6,000	92,280
Tutor Perini Corp. (I)	9,000	142,020
URS Corp.	20,300	886,095

		4,179,679

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment - 0.1%
AMETEK, Inc.	15,200	$723,520
Industrial Conglomerates - 0.1%
General Electric Company	29,200	556,260
Machinery - 4.5%
AGCO Corp. (I)	62,500	3,226,875
Alamo Group, Inc.	4,000	107,480
Caterpillar, Inc.	87,900	10,039,059
Cummins, Inc.	68,000	8,198,760
ITT Corp.	67,600	1,686,620
Kennametal, Inc.	22,200	1,022,754
NACCO Industries, Inc., Class A	2,100	205,380
Oshkosh Corp. (I)	61,400	1,431,234
Sauer-Danfoss, Inc. (I)	5,000	270,700
Terex Corp. (I)	49,700	1,261,883

		27,450,745
Road & Rail - 0.1%
Landstar System, Inc.	15,800	854,148
Trading Companies & Distributors - 0.6%
MSC Industrial Direct Company, Inc., Class A	4,400	349,404
W.W. Grainger, Inc.	17,300	3,593,729

		3,943,133

		64,132,582
Information Technology - 19.7%
Communications Equipment - 0.8%
Cisco Systems, Inc.	40,300	801,164
Comtech Telecommunications Corp. (L)	80,900	2,610,643
EchoStar Corp., Class A (I)	18,600	557,442
Emulex Corp. (I)	79,100	827,386

		4,796,635
Computers & Peripherals - 6.0%
Apple, Inc. (I)	36,839	19,982,947
Dell, Inc. (I)	481,800	8,335,140
Imation Corp. (I)	22,300	139,375
Lexmark International, Inc., Class A	33,800	1,246,544
Western Digital Corp. (I)	183,100	7,186,675
Xyratex, Ltd.	7,000	119,840

		37,010,521
Electronic Equipment, Instruments & Components - 1.3%
Amphenol Corp., Class A	33,400	1,869,064
Avnet, Inc. (I)	44,200	1,579,708
Insight Enterprises, Inc. (I)	8,200	171,380
Multi-Fineline Electronix, Inc. (I)	6,900	181,884
Plexus Corp. (I)	9,800	340,060
Tech Data Corp. (I)	41,194	2,203,055
Vishay Intertechnology, Inc. (I)	160,400	1,966,504

		8,311,655
Internet Software & Services - 1.9%
AOL, Inc. (I)(L)	219,600	3,944,016
Earthlink, Inc.	89,000	664,830
InterActiveCorp	155,800	7,104,480

		11,713,326
IT Services - 3.9%
CACI International, Inc., Class A (I)	38,400	2,270,976
Fiserv, Inc. (I)	13,800	914,940
International Business Machines Corp.	87,306	17,175,709
Visa, Inc., Class A	32,100	3,735,477

		24,097,102

The accompanying notes are an integral part of the financial statements.	31

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 3.6%
Applied Materials, Inc.	304,400	$3,725,856
GT Advanced Technologies Inc. (I)	182,500	1,562,200
Intel Corp.	140,500	3,776,640
KLA-Tencor Corp.	82,000	3,968,800
Kulicke & Soffa Industries, Inc. (I)	242,300	2,728,298
Micron Technology, Inc. (I)	178,700	1,527,885
MKS Instruments, Inc.	9,100	272,545
Omnivision Technologies, Inc. (I)	93,800	1,535,506
Photronics, Inc. (I)	189,500	1,328,395
Teradyne, Inc. (I)	104,500	1,715,890

		22,142,015
Software - 2.2%
Activision Blizzard, Inc. (L)	339,300	4,054,635
ANSYS, Inc. (I)	38,300	2,419,794
BMC Software, Inc. (I)	10,800	404,352
CA, Inc.	138,900	3,754,467
Cadence Design Systems, Inc. (I)	126,000	1,483,020
Microsoft Corp.	49,793	1,580,430
SolarWinds, Inc. (I)	7,100	264,546

		13,961,244

		122,032,498
Materials - 5.1%
Chemicals - 3.6%
CF Industries Holdings, Inc.	42,300	7,867,800
Eastman Chemical Company	37,900	2,051,527
LyondellBasell Industries NV, Class A	158,900	6,861,302
Monsanto Company	26,600	2,058,308
OM Group, Inc. (I)	77,000	2,115,960
The Sherwin-Williams Company	15,000	1,547,250

		22,502,147
Construction Materials - 0.0%
Eagle Materials, Inc.	7,600	238,488
Containers & Packaging - 0.2%
Boise, Inc.	112,200	923,406
Paper & Forest Products - 1.3%
Domtar Corp.	82,400	7,899,688

		31,563,729
Telecommunication Services - 1.4%
Diversified Telecommunication Services - 1.0%
Cbeyond, Inc. (I)	17,000	130,560
Verizon Communications, Inc.	157,200	5,990,892

		6,121,452
Wireless Telecommunication Services - 0.4%
Telephone & Data Systems, Inc.	91,659	2,316,223
USA Mobility, Inc.	15,400	211,288

		2,527,511

		8,648,963
Utilities - 2.5%
Electric Utilities - 0.7%
Duke Energy Corp.	192,300	4,022,916
PNM Resources, Inc.	21,800	391,964

		4,414,880
Gas Utilities - 0.2%
ONEOK, Inc.	6,400	528,896
WGL Holdings, Inc.	11,100	453,213

		982,109

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc. (I)	45,900	$784,890
Multi-Utilities - 1.2%
Ameren Corp.	218,800	7,016,916
DTE Energy Company	9,300	502,107

		7,519,023
Water Utilities - 0.3%
American Water Works Company, Inc.	42,900	1,470,612

		15,171,514

TOTAL COMMON STOCKS (Cost $525,102,949)		$606,945,407

SECURITIES LENDING COLLATERAL - 3.5%
John Hancock Collateral
Investment Trust, 0.3743% (W)(Y)	2,144,016	21,460,525

TOTAL SECURITIES LENDING
COLLATERAL (Cost $21,449,207)		$21,460,525

SHORT-TERM INVESTMENTS - 1.5%
Money Market Funds - 1.5%
State Street Institutional Liquid Reserves
Fund, 0.2154% (Y)	9,140,635	9,140,635

TOTAL SHORT-TERM INVESTMENTS (Cost $9,140,635)		$9,140,635

Total Investments (All Cap Core Fund)
(Cost $555,692,791) - 103.2%		$637,546,567
Other assets and liabilities, net - (3.2%)		(19,472,897)

TOTAL NET ASSETS - 100.0%		$618,073,670

All Cap Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.0%
Consumer Discretionary - 12.7%
Automobiles - 1.8%
Ford Motor Company	882,175	$10,921,327
Hotels, Restaurants & Leisure - 0.3%
Darden Restaurants, Inc.	36,301	1,850,988
Household Durables - 0.8%
Harman International Industries, Inc.	103,700	5,094,781
Media - 6.2%
Omnicom Group, Inc.	220,000	10,876,800
The Interpublic Group of Companies, Inc.	1,052,023	12,329,710
The Walt Disney Company	111,116	4,665,761
Time Warner, Inc.	279,400	10,396,474

		38,268,745
Multiline Retail - 1.6%
J.C. Penney Company, Inc. (L)	61,600	2,439,360
Macy’s, Inc.	111,200	4,222,264
Target Corp.	59,100	3,350,379

		10,012,003
Specialty Retail - 2.0%
Guess?, Inc.	161,400	5,592,510
Penske Automotive Group, Inc. (L)	53,900	1,297,912
The Home Depot, Inc. (L)	119,500	5,684,615

		12,575,037

		78,722,881

The accompanying notes are an integral part of the financial statements.	32

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Staples - 5.6%
Beverages - 1.7%
Beam, Inc.	41,900	$2,307,852
Diageo PLC, ADR	37,100	3,545,276
The Coca-Cola Company	65,033	4,543,205

		10,396,333
Food & Staples Retailing - 1.0%
CVS Caremark Corp.	141,023	6,360,137
Food Products - 2.9%
Archer-Daniels-Midland Company	310,665	9,692,748
Bunge, Ltd. (L)	127,100	8,556,372

		18,249,120

		35,005,590
Energy - 10.4%
Energy Equipment & Services - 3.3%
Gulfmark Offshore, Inc., Class A (I)	34,500	1,733,280
Halliburton Company	251,500	9,202,385
Schlumberger, Ltd.	62,000	4,811,820
Superior Energy Services, Inc. (I)	95,800	2,810,772
Tidewater, Inc. (L)	35,139	2,090,771

		20,649,028
Oil, Gas & Consumable Fuels - 7.1%
Anadarko Petroleum Corp.	154,971	13,036,161
Apache Corp.	59,527	6,424,749
Chevron Corp.	42,184	4,603,118
Devon Energy Corp.	45,900	3,364,929
Exxon Mobil Corp.	108,459	9,381,704
Imperial Oil, Ltd.	96,600	4,612,650
Range Resources Corp.	45,382	2,889,926

		44,313,237

		64,962,265
Financials - 20.3%
Capital Markets - 3.8%
Affiliated Managers Group, Inc. (I)	50,176	5,338,225
Lazard, Ltd., Class A	255,000	7,767,300
LPL Investment Holdings, Inc. (I)	58,934	2,009,649
Raymond James Financial, Inc.	115,939	4,100,762
State Street Corp.	99,300	4,193,439

		23,409,375
Commercial Banks - 5.8%
BB&T Corp.	123,000	3,597,750
City National Corp.	62,363	2,931,061
Commerce Bancshares, Inc. (L)	64,066	2,473,588
Cullen/Frost Bankers, Inc. (L)	93,533	5,282,744
M&T Bank Corp. (L)	29,900	2,440,438
PNC Financial Services Group, Inc.	151,800	9,035,136
Signature Bank (I)(L)	48,000	2,849,280
U.S. Bancorp	265,346	7,801,172

		36,411,169
Consumer Finance - 1.5%
Capital One Financial Corp.	181,300	9,173,780
Diversified Financial Services - 2.3%
JPMorgan Chase & Company	363,240	14,253,538
Insurance - 6.2%
ACE, Ltd.	82,800	5,937,588
Berkshire Hathaway, Inc., Class B (I)	156,400	12,269,580
Marsh & McLennan Companies, Inc.	191,324	5,969,309
Prudential Financial, Inc.	122,800	7,510,448

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
The Travelers Companies, Inc.	119,500	$6,927,415

		38,614,340
Real Estate Management & Development - 0.7%
Jones Lang LaSalle, Inc.	51,231	4,170,716

		126,032,918
Health Care - 15.3%
Biotechnology - 2.0%
Celgene Corp. (I)	151,143	11,082,560
Onyx Pharmaceuticals, Inc. (I)	37,492	1,436,693

		12,519,253
Health Care Equipment & Supplies - 0.4%
St. Jude Medical, Inc.	56,400	2,375,568
Health Care Providers & Services - 7.3%
CIGNA Corp.	174,700	7,706,017
Community Health Systems, Inc. (I)	174,607	4,407,081
DaVita, Inc. (I)	86,105	7,452,388
Express Scripts, Inc. (I)(L)	211,900	11,300,627
McKesson Corp.	96,913	8,093,205
UnitedHealth Group, Inc.	112,057	6,247,178

		45,206,496
Life Sciences Tools & Services - 1.7%
Thermo Fisher Scientific, Inc.	189,060	10,704,577
Pharmaceuticals - 3.9%
Teva Pharmaceutical Industries, Ltd., ADR	370,000	16,579,700
Warner Chilcott PLC, Class A (I)	154,400	2,583,112
Watson Pharmaceuticals, Inc. (I)	88,000	5,132,160

		24,294,972

		95,100,866
Industrials - 17.0%
Aerospace & Defense - 3.3%
General Dynamics Corp.	12,000	878,760
Rockwell Collins, Inc.	143,600	8,514,044
United Technologies Corp.	132,226	11,089,795

		20,482,599
Air Freight & Logistics - 0.9%
FedEx Corp.	64,600	5,813,354
Construction & Engineering - 2.9%
Jacobs Engineering Group, Inc. (I)	159,900	7,390,578
URS Corp.	238,900	10,427,985

		17,818,563
Electrical Equipment - 0.2%
EnerSys, Inc. (I)(L)	29,059	975,801
Machinery - 7.2%
Dover Corp.	147,600	9,449,352
Eaton Corp.	133,100	6,946,489
Flowserve Corp.	34,600	4,102,522
Kennametal, Inc.	95,020	4,377,571
Nordson Corp.	61,936	3,404,622
Pall Corp.	75,580	4,795,551
Parker Hannifin Corp. (L)	52,725	4,735,232
Trinity Industries, Inc. (L)	196,481	6,829,680

		44,641,019
Professional Services - 1.5%
Dun & Bradstreet Corp.	64,900	5,363,985
Manpower, Inc.	97,900	4,216,553

		9,580,538

The accompanying notes are an integral part of the financial statements.	33

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail - 1.0%
CSX Corp.	193,945	$4,074,784
Kansas City Southern (I)	30,934	2,152,388

		6,227,172

		105,539,046
Information Technology - 8.2%
Communications Equipment - 0.6%
QUALCOMM, Inc.	63,280	3,934,750
Computers & Peripherals - 1.0%
EMC Corp. (I)	233,666	6,470,212
Electronic Equipment, Instruments & Components - 1.9%
Anixter International, Inc. (I)(L)	117,422	8,165,526
Arrow Electronics, Inc. (I)	93,700	3,762,055

		11,927,581
Semiconductors & Semiconductor Equipment - 4.1%
Broadcom Corp., Class A (I)	189,600	7,043,640
Intel Corp.	119,400	3,209,472
Lam Research Corp. (I)(L)	106,100	4,424,370
Texas Instruments, Inc.	313,900	10,468,565

		25,146,047
Software - 0.6%
Adobe Systems, Inc. (I)	41,181	1,354,443
Intuit, Inc.	42,200	2,440,848

		3,795,291

		51,273,881
Materials - 8.8%
Chemicals - 4.1%
Air Products & Chemicals, Inc.	89,500	8,076,480
Albemarle Corp.	64,173	4,268,788
Ashland, Inc.	65,200	4,144,112
LyondellBasell Industries NV, Class A	39,500	1,705,610
PPG Industries, Inc.	51,559	4,704,759
Sigma-Aldrich Corp. (L)	37,179	2,669,080

		25,568,829
Containers & Packaging - 0.5%
Greif, Inc., Class A	58,800	3,011,148
Metals & Mining - 3.2%
Carpenter Technology Corp.	40,210	2,062,771
Freeport-McMoRan Copper & Gold, Inc.	204,000	8,682,240
Reliance Steel & Aluminum Company	167,432	8,994,447

		19,739,458
Paper & Forest Products - 1.0%
International Paper Company	180,500	6,344,575

		54,664,010
Utilities - 0.7%
Electric Utilities - 0.7%
NextEra Energy, Inc.	70,140	4,174,031

TOTAL COMMON STOCKS (Cost $522,659,733)		$615,475,488

SECURITIES LENDING COLLATERAL - 6.2%
John Hancock Collateral
Investment Trust, 0.3743% (W)(Y)	3,870,165	38,738,415

TOTAL SECURITIES LENDING
COLLATERAL (Cost $38,719,874)		$38,738,415

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 1.0%
Repurchase Agreement - 1.0%
Repurchase Agreement with State Street Corp.
dated 02/29/2012 at 0.010% to be
repurchased at $6,364,002 on 03/01/2012,
collateralized by $6,480,000 Federal
National Mortgage Association, 0.600% due
09/27/2013 (valued at $6,496,200,
including interest)	$6,364,000	$6,364,000

TOTAL SHORT-TERM INVESTMENTS (Cost $6,364,000)		$6,364,000

Total Investments (All Cap Value Fund)
(Cost $567,743,607) - 106.2%		$660,577,903
Other assets and liabilities, net - (6.2%)		(38,510,451)

TOTAL NET ASSETS - 100.0%		$622,067,452

Alpha Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.0%
Consumer Discretionary - 21.3%
Auto Components - 0.5%
Dana Holding Corp.	46,775	$748,400
Modine Manufacturing Company (I)(L)	378,082	3,432,971
Stoneridge, Inc. (I)	246,180	2,380,561

		6,561,932
Automobiles - 0.5%
Great Wall Motor Company, Ltd., H Shares	214,000	427,117
Harley-Davidson, Inc.	71,225	3,317,661
Peugeot SA (I)	71,120	1,423,190
Renault SA	26,830	1,418,773

		6,586,741
Distributors - 0.0%
LKQ Corp. (I)	14,500	461,970
Diversified Consumer Services - 0.1%
Estacio Participacoes SA	106,155	1,287,645
Hotels, Restaurants & Leisure - 0.6%
Dunkin’ Brands Group, Inc.	44,030	1,278,631
Las Vegas Sands Corp.	9,500	528,295
Melco Crown Entertainment, Ltd., ADR (I)	44,000	555,720
Resorts World BHD	155,100	201,902
Sands China, Ltd.	121,600	451,725
Sonic Corp. (I)(L)	187,950	1,552,467
Starbucks Corp.	77,777	3,776,851

		8,345,591
Household Durables - 3.5%
Cyrela Brazil Realty SA	20,400	205,752
Furniture Brands International, Inc. (I)(L)	646,308	1,034,093
KB Home (L)	146,531	1,673,384
Lennar Corp., Class A (L)	467,875	10,938,918
NVR, Inc. (I)(L)	8,015	5,546,380
PDG Realty SA Empreendimentos
e Participacoes	152,197	650,532
PulteGroup, Inc. (I)(L)	2,289,220	20,190,920
Tempur-Pedic International, Inc. (I)(L)	106,865	8,442,335

		48,682,314
Internet & Catalog Retail - 2.0%
Amazon.com, Inc. (I)	52,945	9,513,687

The accompanying notes are an integral part of the financial statements.	34

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet & Catalog Retail (continued)
Blue Nile, Inc. (I)(L)	40,370	$1,439,191
Expedia, Inc. (L)	25,300	861,465
Liberty Interactive Corp., Series A (I)	69,200	1,298,192
priceline.com, Inc. (I)	19,353	12,134,718
Shutterfly, Inc. (I)(L)	63,125	1,727,100

		26,974,353
Leisure Equipment & Products - 1.1%
Brunswick Corp. (L)	124,989	2,988,487
Hasbro, Inc.	130,805	4,620,033
Mattel, Inc.	217,533	7,056,771
Polaris Industries, Inc.	6,200	409,572

		15,074,863
Media - 4.9%
AMC Networks, Inc. (I)	79,775	3,620,987
CBS Corp., Class B	28,700	858,130
Comcast Corp., Class A	359,458	10,560,876
Comcast Corp., Special Class A	256,030	7,319,898
DIRECTV, Class A (I)(L)	49,831	2,308,172
Focus Media Holding, Ltd., ADR (L)	240,235	5,828,101
News Corp., Class A	33,000	655,710
Omnicom Group, Inc.	194,093	9,595,958
Sirius XM Radio, Inc. (I)(L)	2,728,760	6,166,998
The Walt Disney Company	345,727	14,517,077
Thomson Reuters Corp.	119,600	3,466,008
Viacom, Inc., Class B	51,022	2,429,668

		67,327,583
Multiline Retail - 1.5%
Dollar Tree, Inc. (I)	31,578	2,794,969
Kohl’s Corp.	87,725	4,358,178
Maoye International Holdings, Ltd.	6,793,040	1,751,779
Target Corp.	208,117	11,798,153

		20,703,079
Specialty Retail - 4.6%
Abercrombie & Fitch Company, Class A	46,900	2,147,551
Advance Auto Parts, Inc. (L)	42,895	3,661,946
AutoZone, Inc. (I)	8,629	3,231,388
CarMax, Inc. (I)(L)	17,340	532,165
Esprit Holdings, Ltd.	692,390	1,552,056
Fast Retailing Company, Ltd. (L)	2,200	455,999
GameStop Corp., Class A (L)	45,485	1,036,148
GNC Holdings, Inc., Class A	288,431	9,336,511
Lowe’s Companies, Inc.	1,061,976	30,138,879
Monro Muffler Brake, Inc. (L)	5,695	261,230
PetSmart, Inc.	61,867	3,448,467
Rent-A-Center, Inc.	61,030	2,161,683
Talbots, Inc. (I)(L)	1,027,980	3,042,821
Tractor Supply Company	3,000	256,410
Zhongsheng Group Holdings, Ltd.	617,475	1,187,272

		62,450,526
Textiles, Apparel & Luxury Goods - 2.0%
Coach, Inc.	8,800	658,592
Deckers Outdoor Corp. (I)	95,000	7,102,200
Hanesbrands, Inc. (I)	378,050	10,861,377
Liz Claiborne, Inc. (I)(L)	495,405	4,845,061
Lululemon Athletica, Inc. (I)	11,200	750,624
NIKE, Inc., Class B	4,100	442,472
PVH Corp.	10,500	892,605
Ralph Lauren Corp.	3,800	660,174
Samsonite International SA (I)	526,365	944,680

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Under Armour, Inc., Class A (I)	10,300	$919,172

		28,076,957

		292,533,554
Consumer Staples - 4.8%
Beverages - 1.4%
Molson Coors Brewing Company, Class B	108,050	4,747,717
PepsiCo, Inc.	219,430	13,810,924

		18,558,641
Food & Staples Retailing - 1.0%
CVS Caremark Corp.	157,550	7,105,505
Sysco Corp. (L)	222,730	6,552,717
Whole Foods Market, Inc.	6,200	500,588

		14,158,810
Food Products - 2.1%
Asian Bamboo AG (L)	68,024	1,231,941
Asian Citrus Holdings, Ltd.	4,404,012	2,648,168
China Minzhong Food Corp. Ltd. (I)(L)	1,582,595	1,339,844
Diamond Foods, Inc. (L)	79,695	1,906,304
General Mills, Inc.	111,448	4,269,573
Green Mountain Coffee Roasters, Inc. (I)(L)	17,075	1,109,363
Kraft Foods, Inc., Class A	221,985	8,450,969
PureCircle, Ltd. (I)(L)	1,382,718	2,694,452
Smithfield Foods, Inc. (I)(L)	55,678	1,304,536
Unilever NV - NY Shares (L)	104,000	3,464,240

		28,419,390
Tobacco - 0.3%
Philip Morris International, Inc.	50,850	4,246,992

		65,383,833
Energy - 11.5%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	102,665	5,161,996
Cameron International Corp. (I)	12,000	668,520
Ensco International PLC, ADR	104,850	6,112,755
Halliburton Company	141,515	5,178,034
McDermott International, Inc. (I)	133,770	1,747,036
National Oilwell Varco, Inc.	19,410	1,601,907
Oceaneering International, Inc.	18,200	987,714
Pacific Drilling SA (I)	106,442	1,145,316
Petroleum Geo-Services ASA (I)	223,471	3,397,141
Tidewater, Inc. (L)	27,903	1,660,229

		27,660,648
Oil, Gas & Consumable Fuels - 9.5%
Alpha Natural Resources, Inc. (I)	70,971	1,317,222
Anadarko Petroleum Corp.	179,610	15,108,793
BG Group PLC (I)	405,484	9,778,781
Cabot Oil & Gas Corp.	53,760	1,875,149
Cameco Corp. (Toronto Stock Exchange)	108,180	2,656,901
Cenovus Energy, Inc.	11,000	426,800
Cheniere Energy, Inc. (I)	139,630	2,100,035
Chesapeake Energy Corp. (L)	517,369	12,934,225
Chevron Corp.	58,800	6,416,256
Cobalt International Energy, Inc. (I)	634,262	19,065,916
Concho Resources, Inc. (I)	5,900	630,356
Continental Resources, Inc. (I)	4,300	389,924
EOG Resources, Inc.	10,040	1,143,154
Exxon Mobil Corp.	60,950	5,272,175
HRT Participacoes em Petroleo SA (I)	4,500	1,787,160
Inpex Corp.	175	1,235,595
JX Holdings, Inc.	239,400	1,504,490
Karoon Gas Australia, Ltd. (I)	594,224	3,810,754

The accompanying notes are an integral part of the financial statements.	35

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
KiOR, Inc., Class A (I)(L)	55,599	$483,711
Newfield Exploration Company (I)	30,310	1,091,160
Occidental Petroleum Corp.	154,806	16,157,102
Pioneer Natural Resources Company (L)	29,000	3,179,560
Plains Exploration & Production Company (I)	9,700	427,479
Rosetta Resources, Inc. (I)(L)	42,390	2,163,586
Royal Dutch Shell PLC, ADR, Class B (L)	79,600	5,912,688
Southwestern Energy Company (I)	37,395	1,236,279
Tesoro Corp. (I)	21,300	565,089
The Williams Companies, Inc.	18,200	543,816
Uranium One, Inc. (I)(L)	1,273,805	4,184,008
Vallares PLC (I)	263,862	3,391,729
Whiting Petroleum Corp. (I)(L)	47,670	2,795,369

		129,585,262

		157,245,910
Financials - 9.6%
Capital Markets - 2.5%
BlackRock, Inc.	56,035	11,150,965
Greenhill & Company, Inc.	45,645	2,006,554
Invesco, Ltd.	326,645	8,090,997
Matsui Securities Company, Ltd. (L)	244,480	1,530,878
SEI Investments Company	272,340	5,378,715
T. Rowe Price Group, Inc.	49,170	3,028,380
The Goldman Sachs Group, Inc.	31,530	3,630,364

		34,816,853
Commercial Banks - 3.3%
Banco Santander Brasil SA, ADR	187,180	1,999,082
Barclays PLC	554,344	2,158,937
Cullen/Frost Bankers, Inc. (L)	67,725	3,825,108
First Niagara Financial Group, Inc.	120,120	1,148,347
First Republic Bank (I)	70,070	2,101,399
M&T Bank Corp. (L)	73,445	5,994,581
PNC Financial Services Group, Inc.	99,663	5,931,942
Wells Fargo & Company	713,568	22,327,543

		45,486,939
Consumer Finance - 0.1%
Acom Company, Ltd. (I)	61,285	1,278,068
Discover Financial Services	19,400	582,194

		1,860,262
Diversified Financial Services - 2.0%
Bank of America Corp.	1,048,199	8,354,146
ING Groep NV, ADR (I)	164,492	1,453,792
JPMorgan Chase & Company	274,401	10,767,495
Justice Holdings, Ltd. (I)	191,203	2,706,596
PHH Corp. (I)(L)	280,565	3,821,295

		27,103,324
Insurance - 1.6%
ACE, Ltd.	74,115	5,314,787
Ageas	691,065	1,464,283
Alleghany Corp. (I)(L)	8,440	2,739,962
Marsh & McLennan Companies, Inc.	220,000	6,864,000
Unum Group (L)	217,515	5,013,721

		21,396,753
Real Estate Investment Trusts - 0.0%
Digital Realty Trust, Inc. (L)	3,000	217,500
Real Estate Management & Development - 0.1%
BR Malls Participacoes SA	52,400	671,611

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Management & Development (continued)
E-House China Holdings, Ltd. (L)	121,860	$804,276

		1,475,887

		132,357,518
Health Care - 9.6%
Biotechnology - 1.3%
Amgen, Inc.	6,300	428,085
Biogen Idec, Inc. (I)	82,065	9,558,111
Celgene Corp. (I)	8,600	630,595
Novavax, Inc. (I)	962,710	1,222,642
Regeneron Pharmaceuticals, Inc. (I)	48,897	5,123,917
Seattle Genetics, Inc. (I)(L)	38,299	707,000

		17,670,350
Health Care Equipment & Supplies - 3.1%
Edwards Lifesciences Corp. (I)(L)	127,400	9,316,762
Gen-Probe, Inc. (I)	126,170	8,614,888
Hologic, Inc. (I)	543,110	11,258,670
Intuitive Surgical, Inc. (I)	4,447	2,275,174
Medtronic, Inc.	255,597	9,743,358
Zoll Medical Corp. (I)	19,000	1,389,850

		42,598,702
Health Care Providers & Services - 0.8%
CIGNA Corp.	143,835	6,344,562
UnitedHealth Group, Inc.	89,236	4,974,907

		11,319,469
Health Care Technology - 1.1%
CareView Communications, Inc. (I)(L)	1,644,670	2,795,939
SXC Health Solutions Corp. (I)	165,814	11,739,631

		14,535,570
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	149,630	6,526,861
Life Technologies Corp. (I)	37,150	1,757,567

		8,284,428
Pharmaceuticals - 2.7%
AstraZeneca PLC, ADR	51,200	2,298,368
Bristol-Myers Squibb Company	19,800	636,966
Elan Corp. PLC, ADR (I)(L)	607,087	7,588,588
Eli Lilly & Company	19,160	751,838
Johnson & Johnson	89,303	5,811,839
Merck & Company, Inc.	230,256	8,788,872
Pfizer, Inc.	492,744	10,396,898
TherapeuticsMD, Inc. (I)	613,427	1,410,882

		37,684,251

		132,092,770
Industrials - 12.9%
Aerospace & Defense - 4.4%
BE Aerospace, Inc. (I)	127,060	5,824,430
DigitalGlobe, Inc. (I)	259,650	3,993,417
General Dynamics Corp.	161,744	11,844,513
Honeywell International, Inc.	33,940	2,021,806
Lockheed Martin Corp.	122,486	10,828,987
Northrop Grumman Corp.	117,272	7,014,038
Rolls-Royce Holdings PLC (I)	335,472	4,345,115
Safran SA	120,405	4,036,112
TransDigm Group, Inc. (I)	50,338	5,979,651
Triumph Group, Inc. (L)	46,339	2,956,428
Zodiac Aerospace	22,180	2,137,746

		60,982,243

The accompanying notes are an integral part of the financial statements.	36

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Air Freight & Logistics - 0.8%
United Parcel Service, Inc., Class B	141,420	$10,873,784
Airlines - 0.7%
AirAsia BHD	1,051,302	1,280,104
Delta Air Lines, Inc. (I)	242,150	2,375,492
United Continental Holdings, Inc. (I)	235,305	4,859,048
US Airways Group, Inc. (I)(L)	160,290	1,187,749

		9,702,393
Building Products - 0.5%
Lennox International, Inc.	135,150	5,288,420
Owens Corning, Inc. (I)	42,250	1,337,213

		6,625,633
Commercial Services & Supplies - 0.2%
Aggreko PLC	15,628	550,298
Corrections Corp. of America (I)	71,280	1,786,277
SYKES Enterprises, Inc. (I)	73,870	1,017,929

		3,354,504
Construction & Engineering - 1.3%
AECOM Technology Corp. (I)	312,550	7,298,043
Jacobs Engineering Group, Inc. (I)	68,720	3,176,238
Vinci SA	140,310	7,304,898

		17,779,179
Electrical Equipment - 0.0%
AMETEK, Inc.	11,200	533,120
Industrial Conglomerates - 0.9%
3M Company	72,104	6,316,310
Tyco International, Ltd.	118,450	6,138,079

		12,454,389
Machinery - 2.4%
Chart Industries, Inc. (I)(L)	41,280	2,823,139
Colfax Corp. (I)	81,030	2,756,641
Donaldson Company, Inc.	7,100	521,353
IDEX Corp.	38,350	1,603,030
Illinois Tool Works, Inc.	111,400	6,203,866
Joy Global, Inc.	5,500	478,280
Meritor, Inc. (I)	51,368	380,637
PACCAR, Inc. (L)	103,890	4,779,979
Pall Corp.	80,535	5,109,946
Stanley Black & Decker, Inc.	69,220	5,316,096
Wabtec Corp.	10,600	792,138
Westport Innovations, Inc. (I)(L)	47,820	1,935,275

		32,700,380
Professional Services - 0.5%
Intertek Group PLC	12,214	449,924
The Advisory Board Company (I)	25,230	2,042,116
Verisk Analytics, Inc., Class A (I)	98,265	4,274,528

		6,766,568
Road & Rail - 0.4%
Canadian Pacific Railway Ltd. (L)	22,020	1,645,555
Hertz Global Holdings, Inc. (I)	96,160	1,375,088
J.B. Hunt Transport Services, Inc. (L)	36,280	1,857,899
QR National, Ltd.	66,532	277,510

		5,156,052
Trading Companies & Distributors - 0.8%
MSC Industrial Direct Company, Inc., Class A	66,160	5,253,766
United Rentals, Inc. (I)(L)	124,100	5,172,488

		10,426,254

		177,354,499

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Information Technology - 21.7%
Communications Equipment - 3.2%
Acme Packet, Inc. (I)(L)	62,790	$1,913,839
Cisco Systems, Inc.	1,217,376	24,201,435
F5 Networks, Inc. (I)	48,525	6,063,684
Finisar Corp. (I)	349,690	7,095,210
JDS Uniphase Corp. (I)	136,605	1,781,329
QUALCOMM, Inc.	46,630	2,899,453

		43,954,950
Computers & Peripherals - 3.8%
Apple, Inc. (I)	56,869	30,848,020
EMC Corp. (I)(L)	545,277	15,098,720
Gemalto NV	10,525	601,456
SanDisk Corp. (I)	55,270	2,733,654
Toshiba Corp.	512,680	2,237,905

		51,519,755
Electronic Equipment, Instruments & Components - 1.1%
Arrow Electronics, Inc. (I)	146,180	5,869,127
Avnet, Inc. (I)	17,525	626,344
Hon Hai Precision Industry Company, Ltd.	479,279	1,659,725
Jabil Circuit, Inc.	193,330	4,993,714
Universal Display Corp. (I)(L)	44,075	1,820,738

		14,969,648
Internet Software & Services - 3.7%
Bazaarvoice, Inc. (I)	1,000	16,600
DealerTrack Holdings, Inc. (I)	82,140	2,287,599
eBay, Inc. (I)	342,152	12,228,512
Equinix, Inc. (I)	76,380	10,706,948
InterActiveCorp	113,750	5,187,000
KIT Digital, Inc. (I)(L)	548,318	5,543,495
LinkedIn Corp., Class A (I)(L)	119,160	10,351,429
Liquidity Services, Inc. (I)	29,540	1,277,605
MercadoLibre, Inc.	8,400	817,404
Netease.com, Inc., ADR (I)	9,600	503,232
Rackspace Hosting, Inc. (I)	10,700	558,968
SINA Corp. (I)(L)	8,600	585,316
Stamps.com, Inc. (I)	47,750	1,234,338

		51,298,446
IT Services - 1.8%
Automatic Data Processing, Inc.	82,412	4,476,620
Cielo SA	13,700	489,841
Cognizant Technology
Solutions Corp., Class A (I)	71,980	5,106,981
Sapient Corp. (L)	222,715	2,781,710
The Western Union Company	552,787	9,657,189
VeriFone Systems, Inc. (I)	53,950	2,583,666

		25,096,007
Semiconductors & Semiconductor Equipment - 2.9%
Altera Corp.	48,400	1,860,980
Analog Devices, Inc.	97,700	3,830,817
ARM Holdings PLC	306,473	2,775,577
Avago Technologies, Ltd.	103,575	3,895,456
Imagination Technologies Group PLC (I)	275,502	2,695,063
Intel Corp.	146,000	3,924,480
Maxim Integrated Products, Inc.	141,600	3,949,224
RF Micro Devices, Inc. (I)	343,600	1,638,972
Skyworks Solutions, Inc. (I)	443,520	11,961,734
Xilinx, Inc.	89,500	3,305,235

		39,837,538
Software - 5.2%
Activision Blizzard, Inc. (L)	71,236	851,270

The accompanying notes are an integral part of the financial statements.	37

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
ANSYS, Inc. (I)(L)	30,625	$1,934,888
BroadSoft, Inc. (I)(L)	82,207	2,989,869
Cadence Design Systems, Inc. (I)(L)	1,113,490	13,105,777
Concur Technologies, Inc. (I)	161,640	9,528,678
FactSet Research Systems, Inc. (L)	18,985	1,659,289
Intuit, Inc.	5,300	306,552
Microsoft Corp.	454,650	14,430,591
Oracle Corp.	374,309	10,956,024
Perfect World Company, Ltd.	79,460	977,358
Rovi Corp. (I)	79,650	2,825,982
Salesforce.com, Inc. (I)(L)	43,950	6,291,882
TIBCO Software, Inc. (I)	173,380	5,022,819
TiVo, Inc. (I)	50,420	567,225

		71,448,204

		298,124,548
Materials - 5.3%
Chemicals - 2.6%
Agrium, Inc.	37,950	3,228,694
Celanese Corp., Series A	88,055	4,188,776
CF Industries Holdings, Inc.	17,585	3,270,810
Flotek Industries, Inc. (I)(L)	124,940	1,398,079
LyondellBasell Industries NV, Class A	92,800	4,007,104
Methanex Corp.	127,351	3,991,180
Mitsubishi Gas & Chemicals Company, Inc.	242,200	1,540,676
Monsanto Company	8,000	619,040
PTT Global Chemical PCL	308,010	758,194
The Dow Chemical Company	128,200	4,295,982
The Mosaic Company	64,630	3,732,383
The Sherwin-Williams Company	37,940	3,913,511
Westlake Chemical Corp.	5,900	355,357

		35,299,786
Containers & Packaging - 0.2%
Graphic Packaging Holding Company (I)	172,270	909,586
Silgan Holdings, Inc.	41,975	1,784,777

		2,694,363
Metals & Mining - 2.1%
AngloGold Ashanti, Ltd., ADR	68,671	2,915,084
Barrick Gold Corp. (L)	133,657	6,379,449
China Metal Recycling Holdings, Ltd. (L)	777,845	945,142
Detour Gold Corp. (I)	189,205	5,191,688
Fortescue Metals Group, Ltd.	327,913	1,935,526
Goldcorp, Inc.	54,449	2,640,777
Iluka Resources, Ltd.	166,971	2,955,760
Ivanhoe Mines, Ltd. (I)	46,015	798,502
Kenmare Resources PLC (I)	1,781,180	1,599,782
Molycorp, Inc. (I)(L)	89,320	2,206,204
Mongolian Mining Corp. (I)	1,272,325	1,174,578
Sandstorm Gold Ltd. (I)	467,350	769,903

		29,512,395
Paper & Forest Products - 0.4%
International Paper Company	22,300	783,845
Louisiana-Pacific Corp. (I)(L)	235,558	1,924,509
Norbord, Inc. (I)	281,355	2,980,040
Sino-Forest Corp. (I)(L)	157,965	54,300

		5,742,694

		73,249,238
Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.7%
American Tower Corp.	86,386	5,406,036
AT&T, Inc.	124,700	3,814,573

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
HUGHES Telematics, Inc. (I)(L)	271,905	$951,668

		10,172,277
Wireless Telecommunication Services - 0.1%
Clearwire Corp. (I)	367,300	844,790

		11,017,067
Utilities - 0.5%
Gas Utilities - 0.5%
UGI Corp.	229,372	6,479,759

TOTAL COMMON STOCKS (Cost $1,224,011,349)		$1,345,838,696

PREFERRED SECURITIES - 0.1%
Consumer Staples - 0.1%
Companhia de Bebidas das Americas, ADR	16,900	676,169
Financials - 0.0%
Banco do Estado do Rio Grande do Sul SA	2,350	27,999

TOTAL PREFERRED SECURITIES (Cost $639,511)		$704,168

SECURITIES LENDING COLLATERAL - 12.0%
Securities Lending Collateral - 12.0%
John Hancock Collateral
Investment Trust, 0.3743% (W)(Y)	16,527,304	165,430,051

TOTAL SECURITIES LENDING
COLLATERAL (Cost $165,396,882)		$165,430,051

SHORT-TERM INVESTMENTS - 2.4%
Repurchase Agreement - 2.4%
Deutsche Bank Securities Tri-Party
Repurchase Agreement dated 2/29/2012 at
0.200% to be repurchased at $32,600,181 on
03/01/2012 collateralized by $10,838,856
Government National Mortgage Association,
4.500% due 09/15/2041 (valued at
$10,873,370 including interest), $13,171,492
Government National Mortgage Association,
4.500% due 10/15/2040 (valued at
$13,213,471 including interest) and
$9,136,157 Government National Mortgage
Association, 4.500% due 07/15/2039 (valued
at $9,165,160 including interest)	$32,600,000	$32,600,000

TOTAL SHORT-TERM INVESTMENTS (Cost $32,600,000)		$32,600,000

Total Investments (Alpha Opportunities Fund)
(Cost $1,422,647,742) - 112.5%		$1,544,572,915
Other assets and liabilities, net - (12.5%)		(172,046,080)

TOTAL NET ASSETS - 100.0%		$1,372,526,835

Blue Chip Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 100.3%
Consumer Discretionary - 22.6%
Auto Components - 0.3%
Johnson Controls, Inc.	229,800	$7,498,374
Automobiles - 0.1%
General Motors Company (I)	10,600	275,812

The accompanying notes are an integral part of the financial statements.	38

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Automobiles (continued)
Harley-Davidson, Inc.	62,700	$2,920,566

		3,196,378
Diversified Consumer Services - 0.1%
Weight Watchers International, Inc. (L)	27,500	2,144,450
Hotels, Restaurants & Leisure - 8.2%
Carnival Corp.	335,800	10,171,382
Chipotle Mexican Grill, Inc. (I)(L)	39,700	15,491,734
Las Vegas Sands Corp. (I)	510,900	28,411,149
Marriott International, Inc., Class A (L)	548,985	19,368,191
McDonald’s Corp.	197,900	19,647,512
Starbucks Corp.	890,100	43,223,256
Starwood Hotels & Resorts Worldwide, Inc.	344,700	18,579,330
Tim Hortons, Inc.	4,000	216,160
Wynn Resorts, Ltd.	16,700	1,979,618
Yum! Brands, Inc.	251,200	16,639,488

		173,727,820
Internet & Catalog Retail - 6.6%
Amazon.com, Inc. (I)	385,111	69,200,596
Groupon, Inc. (I)(L)	175,100	3,452,097
Liberty Interactive Corp., Series A (I)	445,600	8,359,456
priceline.com, Inc. (I)	94,000	58,939,880

		139,952,029
Media - 1.5%
Discovery Communications, Inc., Series C (I)	335,900	14,598,214
Omnicom Group, Inc.	98,700	4,879,728
The Walt Disney Company	271,000	11,379,290
Time Warner, Inc.	6,933	257,977

		31,115,209
Multiline Retail - 0.1%
Dollar Tree, Inc. (I)	19,450	1,721,520
Specialty Retail - 1.7%
Bed Bath & Beyond, Inc. (I)	131,100	7,831,914
Limited Brands, Inc.	94,000	4,373,820
Lowe’s Companies, Inc.	66,000	1,873,080
O’Reilly Automotive, Inc. (I)	200,800	17,369,200
The Home Depot, Inc.	47,800	2,273,846
Tiffany & Company	22,800	1,482,228

		35,204,088
Textiles, Apparel & Luxury Goods - 4.0%
Coach, Inc.	200,400	14,997,936
Fossil, Inc. (I)	147,000	17,931,060
NIKE, Inc., Class B	226,100	24,400,712
PVH Corp.	46,700	3,969,967
Ralph Lauren Corp.	131,200	22,793,376

		84,093,051

		478,652,919
Consumer Staples - 0.9%
Beverages - 0.3%
Monster Beverage Corp. (I)	79,000	4,518,010
The Coca-Cola Company	7,000	489,020

		5,007,030
Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	200	17,212
Whole Foods Market, Inc.	165,800	13,386,692

		13,403,904

		18,410,934

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy - 7.1%
Energy Equipment & Services - 3.7%
Baker Hughes, Inc.	115,000	$5,782,200
Cameron International Corp. (I)	271,300	15,114,123
FMC Technologies, Inc. (I)(L)	190,500	9,606,915
Halliburton Company	34,200	1,251,378
Schlumberger, Ltd.	604,508	46,915,866

		78,670,482
Oil, Gas & Consumable Fuels - 3.4%
Concho Resources, Inc. (I)	153,700	16,421,308
Devon Energy Corp.	3,200	234,592
EOG Resources, Inc.	185,300	21,098,258
EQT Corp.	107,600	5,704,952
Exxon Mobil Corp.	162	14,013
Occidental Petroleum Corp.	109,300	11,407,641
Peabody Energy Corp.	141,500	4,935,520
Pioneer Natural Resources Company (L)	69,600	7,630,944
Range Resources Corp.	81,800	5,209,024

		72,656,252

		151,326,734
Financials - 7.0%
Capital Markets - 3.8%
Ameriprise Financial, Inc.	155,589	8,675,643
BlackRock, Inc.	8,000	1,592,000
Franklin Resources, Inc.	303,835	35,819,108
Invesco, Ltd.	910,900	22,562,993
Northern Trust Corp.	116,111	5,156,490
State Street Corp.	111,029	4,688,755
TD Ameritrade Holding Corp.	84,000	1,568,280
The Charles Schwab Corp. (L)	21,814	302,778
The Goldman Sachs Group, Inc.	2,524	290,613

		80,656,660
Commercial Banks - 0.7%
U.S. Bancorp	415,500	12,215,700
Wells Fargo & Company	53,600	1,677,144

		13,892,844
Consumer Finance - 1.1%
American Express Company	433,248	22,914,487
Diversified Financial Services - 0.8%
Citigroup, Inc.	6,500	216,580
CME Group, Inc.	1,600	463,184
IntercontinentalExchange, Inc. (I)	88,050	12,147,378
JPMorgan Chase & Company	105,100	4,124,124

		16,951,266
Insurance - 0.6%
Marsh & McLennan Companies, Inc.	108,600	3,388,320
Prudential Financial, Inc.	159,200	9,736,672

		13,124,992

		147,540,249
Health Care - 9.4%
Biotechnology - 3.4%
Alexion Pharmaceuticals, Inc. (I)	130,900	10,960,257
Amgen, Inc.	5,600	380,520
Biogen Idec, Inc. (I)	189,500	22,071,065
Celgene Corp. (I)	368,700	27,034,928
Gilead Sciences, Inc. (I)	235,000	10,692,500

		71,139,270
Health Care Equipment & Supplies - 1.1%
Baxter International, Inc.	148,000	8,603,240

The accompanying notes are an integral part of the financial statements.	39

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Covidien PLC	53,000	$2,769,250
Edwards Lifesciences Corp. (I)	28,600	2,091,518
Intuitive Surgical, Inc. (I)	250	127,905
Stryker Corp.	173,321	9,296,938

		22,888,851
Health Care Providers & Services - 3.8%
Cardinal Health, Inc.	335,400	13,935,870
Express Scripts, Inc. (I)(L)	499,300	26,627,669
McKesson Corp.	368,700	30,790,137
UnitedHealth Group, Inc.	151,900	8,468,425

		79,822,101
Health Care Technology - 0.0%
Cerner Corp. (I)	400	29,532
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc. (I)	156,400	8,855,368
Pharmaceuticals - 0.7%
Allergan, Inc.	171,800	15,391,562
Perrigo Company	2,100	216,426
Shire PLC, ADR	3,671	384,170

		15,992,158

		198,727,280
Industrials - 14.8%
Aerospace & Defense - 4.0%
Honeywell International, Inc.	244,300	14,552,951
Precision Castparts Corp.	193,700	32,431,191
The Boeing Company	215,300	16,136,735
United Technologies Corp.	246,500	20,673,955

		83,794,832
Air Freight & Logistics - 1.9%
C.H. Robinson Worldwide, Inc.	3,300	218,361
Expeditors International of Washington, Inc.	177,600	7,748,688
FedEx Corp.	368,000	33,116,320

		41,083,369
Electrical Equipment - 0.3%
Roper Industries, Inc.	67,300	6,159,296
Industrial Conglomerates - 3.5%
3M Company	29,000	2,540,400
Danaher Corp.	1,302,574	68,814,984
General Electric Company	118,800	2,263,140

		73,618,524
Machinery - 0.9%
Caterpillar, Inc.	74,700	8,531,487
Cummins, Inc. (L)	30,500	3,677,385
Deere & Company	10,700	887,351
Joy Global, Inc.	37,400	3,252,304
Stanley Black & Decker, Inc.	41,600	3,194,880

		19,543,407
Road & Rail - 1.8%
J.B. Hunt Transport Services, Inc.	4,000	204,840
Kansas City Southern (I)	72,500	5,044,550
Union Pacific Corp.	301,500	33,240,375

		38,489,765
Trading Companies & Distributors - 2.4%
Fastenal Company (L)	676,800	35,653,824
W.W. Grainger, Inc. (L)	73,700	15,309,701

		50,963,525

		313,652,718

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Information Technology - 32.8%
Communications Equipment - 3.0%
Juniper Networks, Inc. (I)	553,179	$12,590,354
QUALCOMM, Inc.	811,223	50,441,846

		63,032,200
Computers & Peripherals - 11.5%
Apple, Inc. (I)	398,400	216,108,096
EMC Corp. (I)(L)	966,400	26,759,616

		242,867,712
Internet Software & Services - 10.3%
Baidu, Inc., ADR (I)	371,900	50,838,730
eBay, Inc. (I)	670,362	23,958,738
Facebook, Inc., Class A (I)(R)	133,659	4,771,626
Facebook, Inc., Class B (I)(R)	392,206	14,001,754
Google, Inc., Class A (I)	162,584	100,517,558
LinkedIn Corp., Class A (I)(L)	50,400	4,378,248
Tencent Holdings, Ltd.	771,200	19,936,493

		218,403,147
IT Services - 4.6%
Accenture PLC, Class A	97,400	5,799,196
Fiserv, Inc. (I)	25,900	1,717,170
International Business Machines Corp.	5,500	1,082,015
MasterCard, Inc., Class A	143,960	60,463,200
Visa, Inc., Class A	245,300	28,545,559

		97,607,140
Semiconductors & Semiconductor Equipment - 2.2%
Altera Corp.	126,500	4,863,925
Broadcom Corp., Class A (I)	751,400	27,914,510
Xilinx, Inc.	356,775	13,175,701

		45,954,136
Software - 1.2%
Autodesk, Inc. (I)	285,000	10,787,250
Intuit, Inc.	96,900	5,604,696
Microsoft Corp.	166	5,269
Salesforce.com, Inc. (I)(L)	70,600	10,107,096

		26,504,311

		694,368,646
Materials - 3.7%
Chemicals - 3.7%
Air Products & Chemicals, Inc.	80,900	7,300,416
Ecolab, Inc.	37,500	2,250,000
Monsanto Company	223,704	17,310,216
Potash Corp. of Saskatchewan, Inc.	8,700	404,985
Praxair, Inc.	413,100	45,027,900
The Sherwin-Williams Company	57,000	5,879,550

		78,173,067
Metals & Mining - 0.0%
Freeport-McMoRan Copper & Gold, Inc.	5,300	225,568

		78,398,635
Telecommunication Services - 2.0%
Diversified Telecommunication Services - 2.0%
American Tower Corp.	674,562	42,214,090

TOTAL COMMON STOCKS (Cost $1,262,940,835)		$2,123,292,205

The accompanying notes are an integral part of the financial statements.	40

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 3.1%
Securities Lending Collateral - 3.1%
John Hancock Collateral
Investment Trust, 0.3743% (W)(Y)	6,594,942	66,012,076

TOTAL SECURITIES LENDING
COLLATERAL (Cost $65,978,228)		$66,012,076

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
State Street Institutional U.S. Government
Money Market Fund, 0.0019% (Y)	473,629	473,629
T. Rowe Price Prime Reserve
Fund, 0.0948% (Y)	6,184,084	6,184,084

		6,657,713

TOTAL SHORT-TERM INVESTMENTS (Cost $6,657,713)		$6,657,713

Total Investments (Blue Chip Growth Fund)
(Cost $1,335,576,776) - 103.7%		$2,195,961,994
Other assets and liabilities, net - (3.7%)		(79,217,879)

TOTAL NET ASSETS - 100.0%		$2,116,744,115

Capital Appreciation Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 100.2%
Consumer Discretionary - 24.0%
Auto Components - 0.9%
BorgWarner, Inc. (I)(L)	197,883	$16,392,628
Automobiles - 1.9%
Bayerische Motoren Werke (BMW) AG	150,371	13,907,409
Harley-Davidson, Inc.	414,082	19,287,940

		33,195,349
Hotels, Restaurants & Leisure - 6.2%
Chipotle Mexican Grill, Inc. (I)(L)	67,958	26,518,571
Dunkin’ Brands Group, Inc. (I)(L)	285,386	8,287,609
McDonald’s Corp.	315,653	31,338,030
Panera Bread Company, Class A (I)	21,777	3,366,289
Starbucks Corp.	814,249	39,539,931

		109,050,430
Internet & Catalog Retail - 3.7%
Amazon.com, Inc. (I)	211,236	37,956,997
priceline.com, Inc. (I)	43,340	27,175,047

		65,132,044
Media - 1.0%
The Walt Disney Company	433,650	18,208,964
Specialty Retail - 2.8%
Bed Bath & Beyond, Inc. (I)	23,192	1,385,490
Inditex SA	186,051	17,201,994
Lowe’s Companies, Inc.	759,989	21,568,488
Tiffany & Company (L)	132,283	8,599,718

		48,755,690
Textiles, Apparel & Luxury Goods - 7.5%
Burberry Group PLC	724,939	16,251,940
Coach, Inc.	264,291	19,779,538
Fossil, Inc. (I)	73,493	8,964,676
Lululemon Athletica, Inc. (I)(L)	311,712	20,890,938
NIKE, Inc., Class B	333,787	36,022,293

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Ralph Lauren Corp.	168,435	$29,262,213

		131,171,598

		421,906,703
Consumer Staples - 5.9%
Food & Staples Retailing - 3.2%
Costco Wholesale Corp.	329,237	28,334,136
Whole Foods Market, Inc.	344,924	27,849,164

		56,183,300
Food Products - 1.2%
Mead Johnson Nutrition Company	258,575	20,104,206
Personal Products - 1.5%
The Estee Lauder Companies, Inc., Class A	450,212	26,355,410

		102,642,916
Energy - 7.2%
Energy Equipment & Services - 2.8%
National Oilwell Varco, Inc.	268,720	22,177,462
Schlumberger, Ltd.	349,124	27,095,514

		49,272,976
Oil, Gas & Consumable Fuels - 4.4%
Anadarko Petroleum Corp.	255,084	21,457,666
Concho Resources, Inc. (I)(L)	179,679	19,196,904
EOG Resources, Inc.	144,068	16,403,582
Occidental Petroleum Corp.	197,297	20,591,888

		77,650,040

		126,923,016
Financials - 2.7%
Capital Markets - 1.1%
The Goldman Sachs Group, Inc.	163,237	18,795,108
Consumer Finance - 1.6%
American Express Company	527,862	27,918,621

		46,713,729
Health Care - 14.6%
Biotechnology - 3.3%
Alexion Pharmaceuticals, Inc. (I)	217,483	18,209,852
Celgene Corp. (I)	384,416	28,187,303
Vertex Pharmaceuticals, Inc. (I)	326,539	12,708,898

		59,106,053
Health Care Providers & Services - 2.5%
Express Scripts, Inc. (I)(L)	327,072	17,442,750
UnitedHealth Group, Inc.	478,652	26,684,849

		44,127,599
Life Sciences Tools & Services - 2.4%
Agilent Technologies, Inc. (I)	651,939	28,437,579
Illumina, Inc. (I)(L)	261,498	13,401,773

		41,839,352
Pharmaceuticals - 6.4%
Allergan, Inc.	326,281	29,231,515
Bristol-Myers Squibb Company	549,892	17,690,026
Novo Nordisk A/S, ADR (L)	237,386	33,312,377
Shire PLC, ADR	302,548	31,661,648

		111,895,566

		256,968,570
Industrials - 7.5%
Aerospace & Defense - 5.2%
Precision Castparts Corp. (L)	240,854	40,326,185

The accompanying notes are an integral part of the financial statements.	41

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
The Boeing Company	345,663	$25,907,442
United Technologies Corp.	312,647	26,221,704

		92,455,331
Electrical Equipment - 0.3%
Roper Industries, Inc.	60,018	5,492,847
Machinery - 0.6%
Caterpillar, Inc. (L)	88,853	10,147,901
Road & Rail - 1.4%
Union Pacific Corp.	217,820	24,014,655

		132,110,734
Information Technology - 34.2%
Communications Equipment - 2.2%
Juniper Networks, Inc. (I)	521,700	11,873,892
QUALCOMM, Inc.	432,070	26,866,113

		38,740,005
Computers & Peripherals - 11.0%
Apple, Inc. (I)	231,195	125,409,416
EMC Corp. (I)(L)	1,558,339	43,150,407
NetApp, Inc. (I)(L)	568,338	24,438,534

		192,998,357
Internet Software & Services - 5.9%
Baidu, Inc., ADR (I)	234,473	32,052,459
Google, Inc., Class A (I)	60,648	37,495,626
LinkedIn Corp., Class A (I)(L)	198,668	17,258,289
Tencent Holdings, Ltd.	569,338	14,718,106
Youku.com, Inc., ADR (I)(L)	93,157	2,341,967

		103,866,447
IT Services - 7.2%
Cognizant Technology
Solutions Corp., Class A (I)	183,802	13,040,752
International Business Machines Corp. (L)	173,573	34,147,016
MasterCard, Inc., Class A	123,162	51,728,040
Visa, Inc., Class A	229,490	26,705,751

		125,621,559
Semiconductors & Semiconductor Equipment - 2.1%
Altera Corp.	332,894	12,799,774
ARM Holdings PLC, ADR (L)	318,644	8,660,744
Avago Technologies, Ltd.	382,595	14,389,398

		35,849,916
Software - 5.8%
Oracle Corp.	644,354	18,860,242
Red Hat, Inc. (I)	459,709	22,737,207
Salesforce.com, Inc. (I)(L)	221,802	31,753,174
VMware, Inc., Class A (I)(L)	294,975	29,170,076

		102,520,699

		599,596,983
Materials - 1.9%
Chemicals - 1.9%
Monsanto Company	436,639	33,787,126
Telecommunication Services - 2.2%
Diversified Telecommunication Services - 1.7%
American Tower Corp.	481,489	30,131,582
Wireless Telecommunication Services - 0.5%
Crown Castle International Corp. (I)	171,111	8,865,262

		38,996,844

TOTAL COMMON STOCKS (Cost $1,162,603,535)		$1,759,646,621

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 11.0%
John Hancock Collateral
Investment Trust, 0.3743% (W)(Y)	19,232,078	192,503,486

TOTAL SECURITIES LENDING
COLLATERAL (Cost $192,427,853)		$192,503,486

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
State Street Institutional Treasury Money
Market Fund, 0.0000% (Y)	$9,575,868	$9,575,868

TOTAL SHORT-TERM INVESTMENTS (Cost $9,575,868)		$9,575,868

Total Investments (Capital Appreciation Fund)
(Cost $1,364,607,256) - 111.7%		$1,961,725,975
Other assets and liabilities, net - (11.7%)		(206,114,633)

TOTAL NET ASSETS - 100.0%		$1,755,611,342

Capital Appreciation Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 61.0%
Consumer Discretionary - 6.8%
Auto Components - 1.7%
Delphi Automotive PLC (I)(L)	409,000	$13,087,998
TRW Automotive Holdings Corp. (I)	271,100	12,400,114

		25,488,112
Automobiles - 1.0%
General Motors Company (I)	551,600	14,352,632
Leisure Equipment & Products - 0.3%
Hasbro, Inc.	123,800	4,372,616
Media - 2.1%
The Walt Disney Company	755,200	31,710,848
Multiline Retail - 1.5%
Dollar General Corp. (I)	233,400	9,816,804
Kohl’s Corp.	251,900	12,514,392

		22,331,196
Specialty Retail - 0.2%
Lowe’s Companies, Inc.	98,700	2,801,106

		101,056,510
Consumer Staples - 6.1%
Beverages - 2.1%
Coca-Cola Enterprises, Inc.	145,100	4,193,390
PepsiCo, Inc.	433,700	27,297,078

		31,490,468
Food Products - 2.9%
General Mills, Inc.	686,500	26,299,815
Kellogg Company	320,600	16,783,410

		43,083,225
Household Products - 0.2%
The Procter & Gamble Company	40,200	2,714,304
Tobacco - 0.9%
Philip Morris International, Inc.	170,600	14,248,512

		91,536,509
Energy - 7.1%
Energy Equipment & Services - 1.1%
Schlumberger, Ltd.	60,800	4,718,688

The accompanying notes are an integral part of the financial statements.	42

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Weatherford International, Ltd. (I)	712,000	$11,377,760

		16,096,448
Oil, Gas & Consumable Fuels - 6.0%
Apache Corp.	53,700	5,795,841
El Paso Corp.	961,100	26,728,191
EOG Resources, Inc.	53,200	6,057,352
Exxon Mobil Corp.	60,400	5,224,600
Nexen, Inc.	453,000	9,232,140
Spectra Energy Corp. (L)	758,300	23,795,454
The Williams Companies, Inc.	282,100	8,429,148
WPX Energy, Inc. (I)	206,133	3,743,375

		89,006,101

		105,102,549
Financials - 6.3%
Capital Markets - 3.2%
BlackRock, Inc.	73,400	14,606,600
Franklin Resources, Inc.	64,400	7,592,116
Invesco, Ltd.	450,000	11,146,500
Northern Trust Corp.	207,900	9,232,839
TD Ameritrade Holding Corp.	111,400	2,079,838
The Charles Schwab Corp. (L)	257,400	3,572,712

		48,230,605
Commercial Banks - 1.2%
U.S. Bancorp	580,100	17,054,940
Diversified Financial Services - 1.6%
JPMorgan Chase & Company	612,800	24,046,272
Insurance - 0.3%
AON Corp.	82,200	3,847,782

		93,179,599
Health Care - 10.7%
Health Care Equipment & Supplies - 0.4%
Covidien PLC (L)	118,300	6,181,175
Health Care Providers & Services - 2.8%
AmerisourceBergen Corp.	158,400	5,916,240
Express Scripts, Inc. (I)	44,000	2,346,520
Henry Schein, Inc. (I)	3,800	281,276
Laboratory Corp. of
America Holdings (I)(L)	75,800	6,813,662
McKesson Corp.	43,900	3,666,089
Quest Diagnostics, Inc.	321,300	18,651,465
WellPoint, Inc.	56,800	3,727,784

		41,403,036
Life Sciences Tools & Services - 4.2%
Thermo Fisher Scientific, Inc. (I)	1,109,100	62,797,242
Pharmaceuticals - 3.3%
Pfizer, Inc.	2,324,100	49,038,510

		159,419,963
Industrials - 8.7%
Aerospace & Defense - 2.8%
United Technologies Corp.	494,600	41,482,102
Electrical Equipment - 1.9%
Cooper Industries PLC	458,200	28,051,004
Industrial Conglomerates - 2.3%
Danaher Corp.	652,800	34,487,424
Machinery - 1.7%
Ingersoll-Rand PLC (L)	402,200	16,039,736

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Pall Corp. (L)	152,800	$9,695,160

		25,734,896

		129,755,426
Information Technology - 9.6%
Communications Equipment - 0.3%
Cisco Systems, Inc.	230,000	4,572,400
Computers & Peripherals - 2.5%
Apple, Inc. (I)	58,000	31,461,520
Dell, Inc. (I)	227,700	3,939,210
Hewlett-Packard Company	81,600	2,065,296

		37,466,026
Electronic Equipment, Instruments & Components - 0.9%
TE Connectivity, Ltd.	343,900	12,569,545
Internet Software & Services - 1.8%
Google, Inc., Class A (I)	44,300	27,388,475
IT Services - 2.7%
Accenture PLC, Class A	76,100	4,530,994
Amdocs, Ltd. (I)	364,900	11,191,483
Fiserv, Inc. (I)	305,800	20,274,540
International Business Machines Corp.	21,700	4,269,041

		40,266,058
Semiconductors & Semiconductor Equipment - 0.8%
Texas Instruments, Inc.	360,800	12,032,680
Software - 0.6%
Microsoft Corp.	127,300	4,040,502
Oracle Corp.	183,200	5,362,264

		9,402,766

		143,697,950
Materials - 1.6%
Chemicals - 0.6%
Potash Corp. of Saskatchewan, Inc.	183,800	8,555,890
Containers & Packaging - 1.0%
Crown Holdings, Inc. (I)	403,000	14,898,910

		23,454,800
Telecommunication Services - 1.6%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	783,900	23,979,501
Utilities - 2.5%
Electric Utilities - 1.3%
Edison International	447,500	18,736,825
Independent Power Producers & Energy Traders - 0.7%
The AES Corp. (I)	739,240	10,024,094
Multi-Utilities - 0.5%
MDU Resources Group, Inc.	213,300	4,628,610
PG&E Corp.	82,500	3,438,600

		8,067,210

		36,828,129

TOTAL COMMON STOCKS (Cost $782,507,535)		$908,010,936

PREFERRED SECURITIES - 1.2%
Consumer Discretionary - 0.6%
General Motors Company,
Series B, 4.750%	132,600	5,660,694
Newell Financial Trust I, 5.250%	61,350	2,822,100

		8,482,794

The accompanying notes are an integral part of the financial statements.	43

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
		Shares or
		Principal
		Amount	Value

PREFERRED SECURITIES (continued)
Financials - 0.4%
AMG Capital Trust I, 5.100%		74,750	$3,812,250
US Bancorp (6.500% to 01/15/2022, then
3 month LIBOR + 4.468%)		60,000	1,640,400
Wells Fargo & Company, Series L, 7.500%		500	549,500

			6,002,150
Utilities - 0.2%
PPL Corp., 8.750%		49,800	2,675,754

TOTAL PREFERRED SECURITIES (Cost $16,609,368)			$17,160,698

CORPORATE BONDS - 6.5%
Consumer Discretionary - 1.6%
CCH II LLC 13.500%, 11/30/2016		$171,922	$197,710
CCO Holdings LLC 7.250%, 10/30/2017		710,000	770,350
Ford Motor Credit Company LLC
3.875%, 01/15/2015		3,260,000	3,342,243
4.250%, 02/03/2017		1,110,000	1,141,578
5.000%, 05/15/2018		1,490,000	1,570,785
5.875%, 08/02/2021		5,000,000	5,578,225
6.625%, 08/15/2017		1,225,000	1,388,318
Kabel BW Erste Beteiligungs GmbH
7.500%, 03/15/2019 (S)	EUR	720,000	1,026,404
Kabel BW GmbH 7.500%, 03/15/2019 (S)		$150,000	162,000
Lamar Media Corp. 9.750%, 04/01/2014		840,000	955,500
Mattel, Inc. 2.500%, 11/01/2016		170,000	173,211
MGM Resorts International
9.000%, 03/15/2020		1,210,000	1,352,175
13.000%, 11/15/2013		480,000	560,400
Time Warner, Inc. 5.875%, 11/15/2016		205,000	242,417
Turner Broadcasting System, Inc.
8.375%, 07/01/2013		3,250,000	3,559,839
Univision Communications, Inc.
7.875%, 11/01/2020 (S)		60,000	63,900
Wynn Las Vegas LLC 7.750%, 08/15/2020		1,660,000	1,871,650

			23,956,705
Consumer Staples - 0.2%
Pernod-Ricard SA
4.250%, 07/15/2022 (S)		1,870,000	1,941,273
5.750%, 04/07/2021 (S)		240,000	272,692
Rite Aid Corp. 10.375%, 07/15/2016		250,000	266,563

			2,480,528
Energy - 1.5%
Consol Energy, Inc.
8.000%, 04/01/2017		2,670,000	2,903,625
8.250%, 04/01/2020		760,000	828,400
Denbury Resources, Inc.
8.250%, 02/15/2020		750,000	855,000
Energy Transfer Equity LP
7.500%, 10/15/2020		1,240,000	1,419,800
Energy Transfer Partners LP
5.200%, 02/01/2022		480,000	516,541
EQT Corp.
4.875%, 11/15/2021		8,885,000	9,086,974
6.500%, 04/01/2018		1,165,000	1,322,478
Noble Energy, Inc. 4.150%, 12/15/2021		1,120,000	1,172,883
Peabody Energy Corp.
6.000%, 11/15/2018 (S)		1,775,000	1,859,313
6.500%, 09/15/2020		180,000	194,625
7.375%, 11/01/2016		180,000	203,400
Plains Exploration & Production Company
6.750%, 02/01/2022		1,600,000	1,752,000
QEP Resources, Inc. 6.875%, 03/01/2021		100,000	110,500

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Range Resources Corp.
5.750%, 06/01/2021	$325,000	$347,750
Whiting Petroleum Corp.
6.500%, 10/01/2018	325,000	349,781

		22,923,070
Financials - 0.7%
Boston Properties LP 3.700%, 11/15/2018	920,000	963,203
CIT Group, Inc. 5.250%, 04/01/2014 (S)	400,000	409,000
CNH Capital, Inc. 6.250%, 11/01/2016 (S)	525,000	564,375
Host Hotels & Resorts LP
5.875%, 06/15/2019	1,325,000	1,431,000
Regions Bank 7.500%, 05/15/2018	75,000	81,750
Schaeffler Finance BV
7.750%, 02/15/2017 (S)	1,000,000	1,063,750
8.500%, 02/15/2019 (S)	700,000	757,750
Synovus Financial Corp.
5.125%, 06/15/2017	85,000	77,350
UDR, Inc. 4.625%, 01/10/2022	1,870,000	1,957,666
UPCB Finance III, Ltd.
6.625%, 07/01/2020 (S)	1,490,000	1,534,700
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)	1,750,000	1,798,125

		10,638,669
Health Care - 0.1%
Fresenius Medical Care US Finance II, Inc.
5.625%, 07/31/2019 (S)	625,000	665,625
5.875%, 01/31/2022 (S)	350,000	369,250

		1,034,875
Industrials - 0.9%
Actuant Corp. 6.875%, 06/15/2017	125,000	129,688
American Airlines Pass
Through Trust 2009-1A
10.375%, 07/02/2019	71,853	78,140
Continental Airlines 2009-1 Pass
Through Trust 9.000%, 07/08/2016	1,592,551	1,815,508
Continental Airlines 2009-2 Class A Pass
Through Trust 7.250%, 11/10/2019	370,744	411,525
Continental Airlines, Inc.
6.750%, 09/15/2015 (S)	170,000	171,700
Delta Air Lines 2011-1 Class A Pass
Through Trust 5.300%, 04/15/2019	155,000	164,300
International Lease Finance Corp.
6.500%, 09/01/2014 (S)	3,825,000	4,073,625
6.750%, 09/01/2016 (S)	2,919,000	3,189,008
7.125%, 09/01/2018 (S)	1,790,000	2,004,800
U.S. Airways 2010-1 Class A Pass
Through Trust 6.250%, 04/22/2023	96,772	97,014
Verisk Analytics, Inc. 4.875%, 01/15/2019	1,060,000	1,100,152

		13,235,460
Information Technology - 0.0%
First Data Corp. 7.375%, 06/15/2019 (S)	375,000	379,219
Materials - 0.1%
Ecolab, Inc. 4.350%, 12/08/2021	1,120,000	1,230,037
Telecommunication Services - 0.9%
CC Holdings GS V LLC
7.750%, 05/01/2017 (S)	50,000	54,500
Cricket Communications, Inc.
7.750%, 10/15/2020	1,230,000	1,223,850
Crown Castle International Corp.
7.125%, 11/01/2019	1,120,000	1,226,400
9.000%, 01/15/2015	410,000	452,025

The accompanying notes are an integral part of the financial statements.	44

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Nextel Communications, Inc.
5.950%, 03/15/2014		$300,000	$300,750
Sprint Nextel Corp.
9.000%, 11/15/2018 (S)		4,980,000	5,552,700
11.500%, 11/15/2021 (S)		330,000	359,700
Unitymedia Hessen GmbH & Company
KG 8.125%, 12/01/2017 (S)	EUR	1,430,000	2,048,077
UPCB Finance V, Ltd.
7.250%, 11/15/2021 (S)		$2,150,000	2,262,875

			13,480,877
Utilities - 0.5%
AmeriGas Finance LLC
6.750%, 05/20/2020		650,000	669,500
7.000%, 05/20/2022		2,675,000	2,745,219
Calpine Construction Finance Company LP
8.000%, 06/01/2016 (S)		670,000	728,625
CMS Energy Corp.
6.550%, 07/17/2017		745,000	836,964
8.750%, 06/15/2019		345,000	418,822
Entergy Corp. 4.700%, 01/15/2017		750,000	789,124
Nisource Finance Corp.
4.450%, 12/01/2021		665,000	703,989
Tucson Electric Power Company
5.150%, 11/15/2021		990,000	1,061,668

			7,953,911

TOTAL CORPORATE BONDS (Cost $93,260,530)			$97,313,351

CONVERTIBLE BONDS - 1.1%
Consumer Discretionary - 0.0%
Group 1 Automotive, Inc. (2.250% to
06/15/2016, then 2.000%) 06/15/2036		688,000	737,880
Energy - 0.5%
Oil States International, Inc.
2.375%, 07/01/2025		1,902,000	4,864,365
Peabody Energy Corp. 4.750%, 12/15/2041		1,996,000	2,003,485

			6,867,850
Financials - 0.2%
Host Hotels & Resorts LP
2.625%, 04/15/2027 (S)		3,428,000	3,428,000
Industrials - 0.1%
Actuant Corp. 2.000%, 11/15/2023		664,000	961,970
Information Technology - 0.3%
Xilinx, Inc. 3.125%, 03/15/2037		3,534,000	4,554,443
Telecommunication Services - 0.0%
SBA Communications Corp.
1.875%, 05/01/2013		213,000	252,671

TOTAL CONVERTIBLE BONDS (Cost $14,849,182)			$16,802,814

TERM LOANS (M) - 12.7%
Consumer Discretionary - 4.3%
Cedar Fair LP
4.000%, 12/15/2017		1,239,367	1,238,282
Charter Communications Operating LLC
3.830%, 09/06/2016		791,919	785,692
CSC Holdings LLC
1.994%, 03/29/2016		566,864	562,410
DineEquity, Inc.
4.281%, 10/19/2017		14,289,712	14,265,777
Dollar General Corp.
3.141%, 07/06/2014		2,800,000	2,802,783

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Consumer Discretionary (continued)
Federal-Mogul Corp.
2.189%, 12/27/2015	$5,663,902	$5,413,450
2.196%, 12/27/2014	11,101,248	10,610,362
Fleetpride Corp.
6.750%, 11/30/2017	1,250,000	1,250,000
Interactive Data Corp.
4.500%, 02/11/2018	1,221,922	1,217,849
Univision Communications, Inc.
4.494%, 03/31/2017	27,059,399	25,176,524

		63,323,129
Consumer Staples - 1.8%
Dunkin’ Brands, Inc.
4.002%, 11/23/2017	24,190,661	24,114,605
Reynolds Consumer Products
Holdings, Inc.
6.500%, 02/09/2018	981,822	991,436
Reynolds Group Holdings, Inc.
6.500%, 08/09/2018	986,795	996,458
Rite Aid Corp.
4.500%, 03/03/2018	500,000	490,625

		26,593,124
Financials - 1.2%
MSCI, Inc.
3.750%, 03/14/2017	3,289,745	3,288,373
Nuveen Investments, Inc.
- 03/14/2019 (T)	1,025,000	1,035,250
Ship Us Bidco Inc.
5.250%, 11/30/2017	7,500,000	7,441,410
Vantiv LLC
4.500%, 11/18/2016	5,779,055	5,779,055

		17,544,088
Health Care - 0.2%
Bausch & Lomb, Inc.
3.494%, 04/24/2015	155,465	154,666
3.756%, 04/24/2015	637,069	633,795
HCA, Inc.
1.494%, 11/17/2012	2,662,133	2,654,647

		3,443,108
Industrials - 0.8%
Colfax Corp.
4.500%, 12/07/2018	4,200,000	4,203,721
Flying Fortress, Inc.
6.750%, 02/23/2017	2,000,000	1,991,876
Fram Group Holdings, Inc.
6.500%, 07/29/2017	897,750	899,994
International Lease Finance Corp.
6.750%, 03/17/2015	1,625,000	1,628,819
Schaeffler AG
- 02/28/2017 (T)	3,400,000	3,404,250

		12,128,660
Information Technology - 2.3%
Fidelity National Information Services, Inc.
4.250%, 07/18/2016	12,400,000	12,461,789
First Data Corp.
2.995%, 09/24/2014	23,282,452	22,250,379

		34,712,168
Telecommunication Services - 2.1%
Crown Castle International Corp.
- 01/25/2019 (T)	4,200,000	4,178,248
Intelsat Jackson Holdings SA
5.250%, 04/02/2018	27,436,034	27,470,329

The accompanying notes are an integral part of the financial statements.	45

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Telecommunication Services (continued)
SBA Senior Finance
3.750%, 06/30/2018	$199,000	$198,503

		31,847,080

TOTAL TERM LOANS (Cost $186,649,860)		$189,591,357

SECURITIES LENDING COLLATERAL - 2.5%
John Hancock Collateral
Investment Trust, 0.3743% (W)(Y)	3,776,509	37,800,968

TOTAL SECURITIES LENDING
COLLATERAL (Cost $37,784,409)		$37,800,968

SHORT-TERM INVESTMENTS - 15.9%
Money Market Funds - 15.9%
State Street Institutional U.S. Government
Money Market Fund, 0.0019% (Y)	$7,836,013	$7,836,013
T. Rowe Price Prime Reserve
Fund, 0.0948% (Y)	229,270,878	229,270,878

		237,106,891

TOTAL SHORT-TERM INVESTMENTS (Cost $237,106,891)		$237,106,891

Total Investments (Capital Appreciation Value Fund)
(Cost $1,368,767,775) - 100.9%		$1,503,787,015
Other assets and liabilities, net - (0.9%)		(13,724,594)

TOTAL NET ASSETS - 100.0%		$1,490,062,421

Core Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 57.6%
U.S. Government - 22.0%
U.S. Treasury Bonds
3.125%, 11/15/2041 to 02/15/2042	$5,692,000	$5,723,502
3.750%, 08/15/2041	1,459,000	1,651,406
4.250%, 11/15/2040	424,000	521,851
4.375%, 05/15/2041	7,812,000	9,816,262
4.500%, 02/15/2036	4,439,000	5,633,366
U.S. Treasury Notes
0.250%, 01/31/2014 to 02/15/2015	35,274,000	35,207,538
0.875%, 12/31/2016 to 02/28/2017	36,761,000	36,787,211
1.000%, 08/31/2016 to 10/31/2016	19,966,000	20,160,087
1.375%, 02/28/2019	5,961,000	5,954,480
1.500%, 06/30/2016	1,585,000	1,636,883
2.000%, 11/15/2021 to 02/15/2022	8,994,000	9,021,284
2.625%, 12/31/2014	2,245,000	2,383,384
3.250%, 03/31/2017	2,781,000	3,105,812
3.500%, 05/15/2020	1,675,000	1,917,483

		139,520,549
U.S. Government Agency - 35.6%
Federal Home Loan Mortgage Corp.
3.000%, TBA (C)	4,700,000	4,856,114
3.500%, TBA (C)	6,500,000	6,791,914
3.500%, 01/01/2032 to 02/01/2032	2,134,417	2,228,413
4.000%, TBA (C)	18,400,000	19,268,910
4.000%, 01/01/2032 to 02/01/2032	1,285,165	1,353,996
4.500%, 12/01/2040 to 10/01/2041	9,357,581	10,090,712
5.000%, 03/01/2041 to 08/01/2041	8,518,398	9,278,604
5.500%, 10/01/2039 to 12/15/2039	4,641,159	5,087,857

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
5.590%, 10/01/2038 (P)	$155,114	$168,061
5.594%, 08/01/2039 (P)	917,819	994,743
5.681%, 03/01/2036 (P)	109,036	118,602
5.690%, 03/01/2036 (P)	17,764	19,323
5.776%, 07/01/2038 (P)	1,139,648	1,227,079
5.831%, 11/01/2037 (P)	57,893	62,245
5.899%, 05/01/2037 (P)	2,702,629	2,939,743
5.928%, 06/01/2036 (P)	436,710	475,025
5.941%, 03/01/2037 (P)	128,863	138,028
5.968%, 01/01/2037 (P)	34,335	37,329
5.985%, 06/01/2038 (P)	700,284	761,723
5.996%, 10/01/2037 (P)	1,062,400	1,155,609
6.000%, 03/01/2034 to 10/01/2038	5,636,867	6,278,647
6.138%, 06/01/2037 (P)	73,263	79,691
7.000%, 07/25/2043	254,089	291,214
Federal National Mortgage Association
2.957%, 10/09/2019 (P)	3,335,000	2,594,043
3.000%, TBA (C)	18,500,000	19,104,749
3.500%, TBA (C)	15,600,000	16,148,317
3.500%, 12/01/2031 to 02/01/2032	2,657,034	2,776,122
4.000%, 01/01/2032 to 02/01/2032	1,573,039	1,661,531
4.500%, 07/01/2041 to 02/01/2042	6,284,088	6,781,339
5.000%, TBA (C)	1,600,000	1,727,958
5.000%, 03/01/2041 to 09/01/2041	21,085,058	23,150,624
5.482%, 02/01/2039 (P)	298,254	318,154
5.500%, 09/01/2034 to 08/01/2040	4,101,638	4,489,944
5.729%, 10/01/2037 (P)	113,497	123,454
5.736%, 10/01/2037 (P)	75,421	82,038
5.845%, 09/01/2037 (P)	412,447	448,632
5.866%, 02/01/2037 (P)	106,451	115,791
5.881%, 07/01/2037 (P)	203,779	218,545
5.899%, 01/01/2037 (P)	85,041	91,861
5.914%, 04/01/2037 (P)	146,309	159,145
5.926%, 01/01/2037 (P)	156,528	170,261
5.934%, 03/01/2037 (P)	182,980	197,882
5.965%, 09/01/2037 (P)	97,155	104,254
5.971%, 12/01/2036 (P)	75,990	82,656
6.000%, TBA (C)	8,100,000	8,899,616
6.000%, 03/01/2034 to 10/01/2038	32,143,132	35,840,682
6.026%, 10/01/2037 (P)	106,675	115,255
6.057%, 07/01/2037 (P)	121,699	132,376
6.097%, 11/01/2037 (P)	142,102	154,569
6.112%, 09/01/2037 (P)	64,281	69,921
6.268%, 09/01/2037 (P)	149,893	164,251
6.320%, 10/01/2036 (P)	86,062	93,612
6.500%, 10/01/2036	149,792	168,335
Government National Mortgage Association
3.000%, 08/20/2041 to 01/20/2042 (P)	2,203,965	2,305,695
3.500%, TBA (C)	13,600,000	14,205,297
3.500%, 12/20/2040 to 03/20/2041	1,300,942	1,365,551
3.500%, 05/20/2041 to 10/20/2041 (P)	3,752,391	3,958,416
6.000%, 01/15/2040	3,566,692	4,016,900

		225,741,358

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $362,122,168)		$365,261,907

FOREIGN GOVERNMENT
OBLIGATIONS - 1.7%
Brazil - 0.1%
Federative Republic of Brazil
6.000%, 01/17/2017	670,000	792,945

The accompanying notes are an integral part of the financial statements.	46

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Canada - 0.2%
Province of Quebec
2.750%, 08/25/2021	$995,000	$1,005,700
Colombia - 0.1%
Republic of Colombia
6.125%, 01/18/2041	305,000	374,693
Israel - 0.0%
Israel Government International Bond
4.000%, 06/30/2022	240,000	239,021
Mexico - 0.2%
Government of Mexico
3.625%, 03/15/2022	332,000	338,640
5.750%, 10/12/2110	984,000	1,052,880

		1,391,520
Poland - 0.2%
Republic of Poland
5.000%, 03/23/2022	938,000	995,499
Qatar - 0.3%
Government of Qatar
3.125%, 01/20/2017 (S)	1,235,000	1,260,935
5.750%, 01/20/2042 (S)	320,000	346,800

		1,607,735
South Korea - 0.3%
Korea Development Bank
3.250%, 03/09/2016	416,000	417,992
3.500%, 08/22/2017	850,000	855,380
3.875%, 05/04/2017	945,000	967,322

		2,240,694
Sweden - 0.3%
Svensk Exportkredit AB
3.250%, 09/16/2014	1,711,000	1,797,274

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $10,134,306)		$10,445,081

CORPORATE BONDS - 21.6%
Consumer Discretionary - 1.5%
Comcast Cable Communications
Holdings, Inc. 8.375%, 03/15/2013	1,154,000	1,244,221
Daimler Finance North America LLC
1.875%, 09/15/2014 (S)	1,675,000	1,687,691
3.875%, 09/15/2021 (S)	240,000	248,596
Ford Motor Credit Company LLC
5.875%, 08/02/2021	730,000	814,421
NBCUniversal Media LLC
2.875%, 04/01/2016	567,000	591,462
4.375%, 04/01/2021	379,000	415,036
News America, Inc.
6.150%, 03/01/2037 to 02/15/2041	712,000	830,974
The Gap, Inc. 5.950%, 04/12/2021	876,000	878,316
Thomson Reuters Corp. 5.950%, 07/15/2013	555,000	588,132
Time Warner Cable, Inc. 5.500%, 09/01/2041	835,000	917,571
Wyndham Worldwide Corp.
2.950%, 03/01/2017	400,000	401,283
4.250%, 03/01/2022	1,060,000	1,059,080

		9,676,783
Consumer Staples - 1.5%
Altria Group, Inc. 10.200%, 02/06/2039	370,000	588,621
Cencosud SA 5.500%, 01/20/2021 (S)	380,000	399,550
Grupo Bimbo SAB de CV
4.500%, 01/25/2022 (S)	180,000	185,488

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Kraft Foods, Inc. 6.500%, 02/09/2040	$510,000	$661,962
PepsiCo, Inc. 2.500%, 05/10/2016	745,000	784,306
Pernod-Ricard SA
4.450%, 01/15/2022 (S)	1,368,000	1,425,518
5.500%, 01/15/2042 (S)	997,000	1,061,721
5.750%, 04/07/2021 (S)	1,337,000	1,519,119
SABMiller Holdings, Inc.
3.750%, 01/15/2022 (S)	895,000	933,165
The Coca-Cola Company 1.800%, 09/01/2016	1,200,000	1,233,923
Wal-Mart Stores, Inc. 5.625%, 04/15/2041	490,000	618,761

		9,412,134
Energy - 2.9%
BG Energy Capital PLC
4.000%, 10/15/2021 (S)	740,000	797,459
El Paso Pipeline Partners
Operating Company LLC
4.100%, 11/15/2015	510,000	524,634
5.000%, 10/01/2021	125,000	130,495
7.500%, 11/15/2040	385,000	446,197
Energen Corp. 4.625%, 09/01/2021	1,080,000	1,083,618
Energy Transfer Partners LP
5.200%, 02/01/2022	345,000	371,264
6.500%, 02/01/2042	350,000	387,789
9.000%, 04/15/2019	118,000	147,704
Husky Energy, Inc. 7.250%, 12/15/2019	577,000	726,268
Kerr-McGee Corp. 6.950%, 07/01/2024	1,350,000	1,664,318
Marathon Petroleum Corp.
6.500%, 03/01/2041	395,000	445,623
Nexen, Inc. 6.400%, 05/15/2037	150,000	171,753
Oneok Partners LP 6.125%, 02/01/2041	200,000	236,085
Petrobras International Finance Company
2.875%, 02/06/2015	660,000	675,574
3.500%, 02/06/2017	1,655,000	1,690,882
5.375%, 01/27/2021	660,000	709,376
Petroleos Mexicanos
4.875%, 01/24/2022 (S)	675,000	706,725
6.500%, 06/02/2041	330,000	373,032
6.500%, 06/02/2041 (S)	135,000	152,604
Pride International, Inc. 6.875%, 08/15/2020	685,000	834,207
Reliance Holdings USA, Inc.
5.400%, 02/14/2022 (S)	1,165,000	1,180,070
Southwestern Energy Company
4.100%, 03/15/2022 (S)	720,000	719,114
Talisman Energy, Inc. 7.750%, 06/01/2019	510,000	638,936
Transocean, Inc.
5.050%, 12/15/2016	1,340,000	1,466,224
7.350%, 12/15/2041	480,000	611,400
Western Gas Partners LP 5.375%, 06/01/2021	915,000	976,332
Williams Companies, Inc., Series A
7.500%, 01/15/2031	309,000	366,943

		18,234,626
Financials - 9.7%
Achmea Hypotheekbank NV
3.200%, 11/03/2014 (S)	1,742,000	1,823,559
American International Group, Inc.
5.850%, 01/16/2018	145,000	156,360
6.250%, 05/01/2036	285,000	307,557
6.400%, 12/15/2020	365,000	406,926
Bank of America Corp.
5.700%, 01/24/2022	1,650,000	1,748,244
5.875%, 02/07/2042	335,000	333,578
6.000%, 09/01/2017	875,000	923,754
Bank of Montreal 1.950%, 01/30/2017 (S)	970,000	985,877

The accompanying notes are an integral part of the financial statements.	47

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Bank of Nova Scotia
1.950%, 01/30/2017 (S)	$950,000	$967,467
2.150%, 08/03/2016 (S)	450,000	464,347
2.550%, 01/12/2017	2,315,000	2,396,182
Berkshire Hathaway, Inc.
1.900%, 01/31/2017	975,000	993,271
3.400%, 01/31/2022	1,695,000	1,730,629
Boston Properties LP 3.700%, 11/15/2018	575,000	602,002
Caisse Centrale Desjardins du Quebec
1.600%, 03/06/2017 (S)	1,175,000	1,172,652
2.550%, 03/24/2016 (S)	460,000	478,538
Citigroup Funding, Inc. 1.875%, 10/22/2012	1,735,000	1,753,875
Citigroup, Inc.
2.650%, 03/02/2015	1,660,000	1,660,563
3.953%, 06/15/2016	1,171,000	1,210,592
4.450%, 01/10/2017	1,925,000	2,032,001
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
3.375%, 01/19/2017	1,990,000	2,048,876
3.875%, 02/08/2022	505,000	503,504
5.250%, 05/24/2041	344,000	362,849
Corp Nacional del Cobre de Chile
3.875%, 11/03/2021 (S)	705,000	726,663
Credit Suisse New York
4.375%, 08/05/2020	435,000	442,158
6.000%, 02/15/2018	585,000	616,217
ERP Operating LP 4.625%, 12/15/2021	825,000	883,669
European Investment Bank
1.125%, 04/15/2015	2,155,000	2,154,737
General Electric Capital Corp.
4.650%, 10/17/2021	1,190,000	1,293,692
6.875%, 01/10/2039	1,057,000	1,302,411
HCP, Inc.
3.750%, 02/01/2019	1,195,000	1,203,566
5.650%, 12/15/2013	1,040,000	1,102,537
6.750%, 02/01/2041	170,000	206,970
Health Care REIT, Inc. 6.500%, 03/15/2041	250,000	270,900
HSBC Holdings PLC
5.100%, 04/05/2021	560,000	612,716
6.800%, 06/01/2038	490,000	558,110
HSBC USA, Inc. 2.375%, 02/13/2015	2,375,000	2,408,583
Inter-American Development Bank
3.875%, 10/28/2041	973,000	1,007,644
IPIC GMTN Ltd. 5.500%, 03/01/2022 (S)	705,000	718,219
Itau Unibanco Holding SA
6.200%, 04/15/2020 (S)	170,000	178,500
JPMorgan Chase & Company
5.400%, 01/06/2042	500,000	539,344
5.600%, 07/15/2041	471,000	522,405
KFW International Finance, Inc.
1.000%, 01/12/2015	1,605,000	1,612,763
Kilroy Realty LP
4.800%, 07/15/2018	755,000	776,491
5.000%, 11/03/2015	280,000	293,144
6.625%, 06/01/2020	200,000	222,980
Lazard Group LLC
6.850%, 06/15/2017	1,480,000	1,608,918
7.125%, 05/15/2015	1,025,000	1,104,797
Lincoln National Corp. 7.000%, 06/15/2040	100,000	118,220
Lloyds TSB Bank PLC 6.375%, 01/21/2021	330,000	358,711
MetLife, Inc.
4.750%, 02/08/2021	250,000	277,189
5.700%, 06/15/2035	335,000	395,566
Morgan Stanley
3.800%, 04/29/2016	785,000	765,765

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley (continued)
5.500%, 07/28/2021	$1,600,000	$1,584,766
NIBC Bank NV 2.800%, 12/02/2014 (S)	895,000	930,921
Nordea Bank AB 4.875%, 05/13/2021 (S)	530,000	509,603
Protective Life Corp. 8.450%, 10/15/2039	157,000	184,745
Prudential Financial, Inc.
5.625%, 05/12/2041	357,000	382,714
5.800%, 11/16/2041	165,000	184,330
Reckson Operating Partnership LP
5.000%, 08/15/2018	190,000	189,482
Standard Chartered PLC
3.200%, 05/12/2016 (S)	1,390,000	1,409,090
The Goldman Sachs Group, Inc.
5.750%, 01/24/2022	1,861,000	1,942,000
6.000%, 06/15/2020	810,000	860,844
UBS AG 1.875%, 01/23/2015 (S)	975,000	980,813
US Bancorp 3.000%, 03/15/2022	730,000	731,187
US Bank NA 5.920%, 05/25/2012	455,411	460,903
Ventas Realty LP 4.250%, 03/01/2022	1,060,000	1,053,038
WEA Finance LLC 4.625%, 05/10/2021 (S)	385,000	406,013
WR Berkley Corp. 5.375%, 09/15/2020	185,000	190,011

		61,347,248
Health Care - 1.5%
Amgen, Inc.
3.875%, 11/15/2021	825,000	857,030
5.150%, 11/15/2041	190,000	198,445
Aristotle Holding, Inc.
2.100%, 02/12/2015 (S)	1,390,000	1,401,149
2.650%, 02/15/2017 (S)	1,570,000	1,572,005
3.900%, 02/15/2022 (S)	495,000	506,018
Boston Scientific Corp. 6.400%, 06/15/2016	845,000	977,053
Coventry Health Care, Inc.
5.950%, 03/15/2017	1,252,000	1,419,918
Gilead Sciences, Inc.
4.500%, 04/01/2021	730,000	781,558
5.650%, 12/01/2041	490,000	543,080
Life Technologies Corp. 5.000%, 01/15/2021	1,000,000	1,084,742

		9,340,998
Industrials - 0.3%
ABB Treasury Center USA, Inc
2.500%, 06/15/2016 (S)	660,000	666,630
Hutchison Whampoa International, Ltd.
3.500%, 01/13/2017 (S)	245,000	248,583
4.625%, 01/13/2022 (S)	735,000	749,782
5.750%, 09/11/2019 (S)	280,000	309,987

		1,974,982
Information Technology - 0.4%
Adobe Systems, Inc. 4.750%, 02/01/2020	670,000	741,471
Hewlett-Packard Company
3.000%, 09/15/2016	396,000	413,724
4.375%, 09/15/2021	335,000	353,263
4.650%, 12/09/2021	330,000	355,724
International Business Machines Corp.
1.250%, 02/06/2017	1,045,000	1,041,425

		2,905,607
Materials - 0.4%
ArcelorMittal 6.250%, 02/25/2022	330,000	340,346
Teck Resources, Ltd. 6.250%, 07/15/2041	378,000	433,935
The Dow Chemical Company
5.250%, 11/15/2041	495,000	544,251
8.550%, 05/15/2019	211,000	280,597

The accompanying notes are an integral part of the financial statements.	48

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Vale Overseas, Ltd. 4.375%, 01/11/2022	$815,000	$844,282

		2,443,411
Telecommunication Services - 1.6%
America Movil SAB de CV
2.375%, 09/08/2016	440,000	449,334
American Tower Corp.
4.500%, 01/15/2018	995,000	1,029,554
5.050%, 09/01/2020	287,000	296,377
AT&T, Inc.
0.875%, 02/13/2015	1,485,000	1,481,864
1.600%, 02/15/2017	1,320,000	1,321,746
5.550%, 08/15/2041	240,000	281,106
6.400%, 05/15/2038	335,000	418,781
CenturyLink, Inc. 6.450%, 06/15/2021	350,000	370,457
Deutsche Telekom International Finance BV
2.250%, 03/06/2017 (S)	1,535,000	1,526,900
4.875%, 03/06/2042 (S)	525,000	517,458
Telefonica Moviles Chile SA
2.875%, 11/09/2015 (S)	585,000	584,459
Telemar Norte Leste SA
5.500%, 10/23/2020 (S)	874,000	889,295
Verizon Communications, Inc.
3.500%, 11/01/2021	590,000	617,027
Verizon Wireless Capital LLC
8.500%, 11/15/2018	575,000	798,364

		10,582,722
Utilities - 1.8%
Ameren Corp. 8.875%, 05/15/2014	745,000	837,212
Arizona Public Service Company
4.500%, 04/01/2042	745,000	760,346
CMS Energy Corp. 2.750%, 05/15/2014	450,000	449,505
Comision Federal De Electricidad
5.750%, 02/14/2042 (S)	455,000	456,138
Dominion Resources, Inc.
4.900%, 08/01/2041	268,000	297,317
8.875%, 01/15/2019	1,505,000	2,029,395
Georgia Power Company 4.300%, 03/15/2042	540,000	539,725
LG&E and Ku Energy LLC
4.375%, 10/01/2021 (S)	250,000	262,443
Midamerican Energy Holdings Company
6.125%, 04/01/2036	231,000	286,026
6.500%, 09/15/2037	480,000	620,904
ONEOK, Inc. 4.250%, 02/01/2022	205,000	211,164
PPL Electric Utilities Corp.
3.000%, 09/15/2021	560,000	574,929
PPL WEM Holdings PLC
3.900%, 05/01/2016 (S)	795,000	833,135
Progress Energy, Inc. 6.850%, 04/15/2012	570,000	573,901
Public Service Company of Colorado
4.750%, 08/15/2041	130,000	146,900
Puget Sound Energy, Inc. 4.434%, 11/15/2041	230,000	238,475
Southwestern Electric Power Company
3.550%, 02/15/2022	1,235,000	1,231,778
The Cleveland Electric Illuminating Company
8.875%, 11/15/2018	756,000	1,006,516

		11,355,809

TOTAL CORPORATE BONDS (Cost $132,031,220)		$137,274,320

MUNICIPAL BONDS - 1.0%
County of Clark (Nevada) 6.820%, 07/01/2045	635,000	822,789
Los Angeles Community College District
(California) 6.750%, 08/01/2049	620,000	854,639

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
Los Angeles Department of Water & Power
(California) 6.574%, 07/01/2045	$395,000	$537,445
New Jersey State Turnpike Authority
7.102%, 01/01/2041	780,000	1,093,076
North Texas Tollway Authority (Texas)
6.718%, 01/01/2049	703,000	891,081
Ohio State University 4.800%, 06/01/2111	235,000	249,370
State of California 7.600%, 11/01/2040	725,000	962,720
State of Illinois
5.365%, 03/01/2017	365,000	395,189
5.665%, 03/01/2018	335,000	365,974
5.877%, 03/01/2019	315,000	347,918

TOTAL MUNICIPAL BONDS (Cost $5,221,535)		$6,520,201

COLLATERALIZED MORTGAGE
OBLIGATIONS - 15.4%
Commercial & Residential - 7.5%
Americold LLC Trust, Series 2010-ARTA,
Class A1 3.847%, 01/14/2029 (S)	1,276,838	1,332,987
Banc of America Commercial Mortgage, Inc.
Series 2004-6, Class A3,
4.512%, 12/10/2042	109,858	112,282
Series 2002-2, Class B,
5.271%, 07/11/2043	229,000	231,237
Series 2006-6, Class A4,
5.356%, 10/10/2045	657,000	727,072
Series 2007-1 A2,
5.381%, 01/15/2049	229,918	229,713
Series 2006-5, Class A4,
5.414%, 09/10/2047	637,000	712,409
Series 2006-2, Class A4,
5.732%, 05/10/2045 (P)	1,157,000	1,316,144
Series 2002-PB2, Class B,
6.309%, 06/11/2035	143,000	143,833
Bear Stearns Commercial
Mortgage Securities, Inc.
Series 2003-T12, Class A3,
4.240%, 08/13/2039 (P)	21,882	22,061
Series 2005-PWR8, Class A4,
4.674%, 06/11/2041	1,054,000	1,148,588
Series 2005-PWR7, Class A2,
4.945%, 02/11/2041	205,069	205,014
CFCRE Commercial Mortgage Trust
Series 2011-C2, Class A2,
3.061%, 12/15/2047	696,000	722,390
Series 2011-C2, Class A4,
3.834%, 12/15/2047	602,000	636,125
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1,
Class AM 5.226%, 07/15/2044 (P)	615,000	667,789
Commercial Mortgage Pass Through
Certificates, Series 2001-J2A, Class B
6.304%, 07/16/2034 (S)	854,000	856,745
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2005-C3, Class AM,
4.730%, 07/15/2037	489,000	521,200
Series 2005-C1, Class A3,
4.813%, 02/15/2038	331,121	342,046
Series 2005-C2, Class A4,
4.832%, 04/15/2037	1,083,000	1,160,441
Series 2003-C4, Class B,
5.253%, 08/15/2036 (P)	494,000	512,893
Series 2002-CP3, Class A3,
5.603%, 07/15/2035	105,059	105,559

The accompanying notes are an integral part of the financial statements.	49

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467%, 09/15/2039	$2,338,000	$2,581,115
Developers Diversified Realty Corp.,
Series 2009-DDR1, Class A
3.807%, 10/14/2022 (S)	1,921,319	2,016,000
Extended Stay America Trust,
Series 2010-ESHA, Class A
2.951%, 11/05/2027 (S)	2,449,641	2,475,740
GE Capital Commercial Mortgage Corp.,
Series 2004-C2, Class A4
4.893%, 03/10/2040	335,000	356,108
GMAC Commercial Mortgage Securities, Inc.
Series 2006-C1, Class AM,
5.290%, 11/10/2045 (P)	603,000	621,935
Series 2001-C2, Class A2,
6.700%, 04/15/2034	2,985	2,984
Series 2001-C2, Class B,
6.790%, 04/15/2034	128,000	127,948
Greenwich Capital Commercial Funding Corp.
Series 2002-C1, Class A4,
4.948%, 01/11/2035	957,596	971,836
Series 2005-GG5, Class A5,
5.224%, 04/10/2037 (P)	1,764,000	1,930,896
Series 2007-GG9, Class A4,
5.444%, 03/10/2039	1,387,000	1,540,003
GS Mortgage Securities Corp. II
Series 2005-GG4, Class A4A,
4.751%, 07/10/2039	614,000	667,708
Series 2005-GG4, Class A4,
4.761%, 07/10/2039	333,000	356,831
Impac Funding LLC, Series 2010-1, Class A1
5.314%, 01/25/2051 (S)	1,528,370	1,648,716
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2010-CNTR, Class A1,
3.300%, 08/05/2032 (S)	399,303	407,952
Series 2010-C1, Class A1,
3.853%, 06/15/2043 (S)	2,127,159	2,239,446
Series 2011-C5 A3,
4.171%, 08/15/2046	403,000	440,351
Series 2003-C1, Class A1,
4.275%, 01/12/2037	62,626	62,794
Series 2010-CNTR, Class A2,
4.311%, 08/05/2032 (S)	1,441,000	1,520,282
Series 2003-CB6, Class A1,
4.393%, 07/12/2037	85,222	86,070
Series 2002-C2, Class A2,
5.050%, 12/12/2034	419,531	427,274
Series 2004-IN2, Class A2,
5.115%, 07/15/2041	1,285,000	1,375,305
Series 2006-LDP9, Class A2,
5.134%, 05/15/2047	275,104	288,048
Series 2002-C2, Class B,
5.211%, 12/12/2034 (P)	170,000	172,421
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	745,000	820,384
Series 2009-IWST, Class A2,
5.633%, 12/05/2027 (S)	294,000	337,961
Series 2007-LD11, Class A4,
5.819%, 06/15/2049 (P)	1,434,000	1,583,460
Series 2007-LD12, Class A4,
5.882%, 02/15/2051 (P)	586,000	658,358

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Chase Commercial Mortgage
Securities Corp. (continued)
Series 2001-CIB2, Class D,
6.847%, 04/15/2035 (P)	$301,000	$308,825
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A3
5.936%, 07/15/2044 (P)	300,000	323,402
LB-UBS Commercial Mortgage Trust
Series 2004-C7, Class A5,
4.628%, 10/15/2029	230,540	237,827
Series 2005-C2, Class A4,
4.998%, 04/15/2030	983,531	1,019,859
Series 2007-C1, Class AAB,
5.403%, 02/15/2040	259,298	275,804
Series 2002-C2, Class A4,
5.594%, 06/15/2031	108,727	109,220
Series 2007-C7, Class A3,
5.866%, 09/15/2045 (P)	1,709,000	1,941,704
Series 2007-C6, Class A3,
5.933%, 07/15/2040	1,325,000	1,436,533
Merrill Lynch Mortgage Trust,
Series 2005-CIP1, Class A3A
4.949%, 07/12/2038 (P)	338,000	357,990
Morgan Stanley Capital I
Series 2011-C3 A2,
3.224%, 07/15/2049	629,000	659,762
Series 2011-C3 A4,
4.118%, 07/15/2049	315,000	342,606
Series 2004-T13, Class A3,
4.390%, 09/13/2045	178,780	182,381
Series 2007-HQ13, Class A1,
5.357%, 12/15/2044	68,266	68,621
Series 2008-HQ8, Class AM,
5.468%, 03/12/2044 (P)	343,000	361,833
Series 2007-T25, Class A3,
5.514%, 11/12/2049 (P)	406,000	457,974
Morgan Stanley Dean Witter Capital I
Series 2003-HQ2, Class B,
5.040%, 03/12/2035	274,000	280,480
Series 2001, Class A4,
6.390%, 07/15/2033	45,181	45,166
Series 2002-HQ, Class B,
6.640%, 04/15/2034	232,000	232,381
Morgan Stanley Mortgage Loan Trust,
Series 2007-6XS, Class 2A1S
0.354%, 02/25/2047 (P)	26,909	22,199
Nomura Asset Securities Corp.,
Series 1998-D6, Class A2
7.312%, 03/15/2030 (P)	1,035,000	1,077,809
Sequoia Mortgage Trust
Series 2010-H1, Class A1,
3.750%, 02/25/2040 (P)	168,213	171,558
Series 2011-1, Class A1,
4.125%, 02/25/2041 (P)	233,964	239,563
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C8, Class A3
4.445%, 11/15/2035	163,001	164,784

		47,742,735
U.S. Government Agency - 7.9%
Federal Home Loan Mortgage Corp.
Series K014, Class A2,
3.871%, 04/25/2021	377,000	413,168

The accompanying notes are an integral part of the financial statements.	50

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 3704, Class CA,
4.000%, 12/15/2036	$14,375,763	$15,173,033
Series 3508, Class PK,
4.000%, 02/15/2039	310,241	325,765
Series 3631, Class PA,
4.000%, 02/15/2040	1,358,257	1,426,185
Series K005, Class A2,
4.317%, 11/25/2019	859,000	968,337
Series 3598, Class MA,
4.500%, 11/15/2038	659,357	689,998
Series 2009-K003, Class AAB,
4.768%, 05/25/2018	648,000	729,537
Series 3455, Class A,
5.000%, 06/15/2038	5,992,112	6,511,671
Series 3407, Class B,
5.500%, 01/15/2038	735,000	821,659
Series 2980, Class QA,
6.000%, 05/15/2035	240,172	270,321
Series T-48, Class 1A,
6.290%, 07/25/2033 (P)	20,987	23,708
Series 3529, Class AG,
6.500%, 04/15/2039	2,506,384	2,810,675
Series T-57, Class 1A3,
7.500%, 07/25/2043	244,502	282,058
Series T-59, Class 1A3,
7.500%, 10/25/2043	330,083	377,908
Series T-60, Class 1A3,
7.500%, 03/25/2044	341,529	389,246
Federal National Mortgage Association
Series 2009-66, Class KE,
4.000%, 09/25/2039	1,881,852	1,977,271
Series 2011-78, Class D,
4.000%, 08/25/2041	362,839	381,353
Series 2009-M2, Class A3,
4.001%, 01/25/2019	1,170,000	1,293,289
Series 2009-M1, Class A2,
4.287%, 07/25/2019	1,086,000	1,211,738
Series 2010-M3, Class A3,
4.332%, 03/25/2020 (P)	3,455,000	3,860,940
Series 2010-M1, Class A2,
4.450%, 09/25/2019	371,000	412,142
Series 2010-54, Class EA,
4.500%, 06/25/2040	1,859,976	2,001,743
Series 2011-53, Class DT,
4.500%, 06/25/2041	1,598,747	1,696,384
Series 2009-11, Class LC,
4.500%, 03/25/2049	1,167,623	1,242,709
Series 2003-W17, Class 1A7,
5.750%, 08/25/2033	333,000	383,590
Series 2002-95, Class DB,
6.000%, 01/25/2033	998,000	1,138,711
Series 2009-105, Class CB,
6.000%, 12/25/2039	1,912,994	2,131,075
Series 2009-30, Class AG,
6.500%, 05/25/2039	23,457	26,355
Series 2002-33, Class A2,
7.500%, 06/25/2032	250,957	288,427

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association,
Series 2010-107, Class GX
4.500%, 04/20/2039	$624,000	$703,412

		49,962,408

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $95,254,250)		$97,705,143

ASSET BACKED SECURITIES - 11.9%
Ally Auto Receivables Trust
Series 2011-4, Class A2,
0.650%, 03/17/2014	708,000	708,858
Series 2011-4, Class A4,
1.140%, 06/15/2016	717,000	718,714
Ally Master Owner Trust, Series 2012-1,
Class A1 1.046%, 02/15/2017 (P)	3,324,000	3,324,017
American Express Credit
Account Master Trust
Series 2007-8, Class A,
0.549%, 05/15/2015 (P)	969,000	970,683
Series 2009-2, Class A,
1.499%, 03/15/2017 (P)	975,000	1,004,827
BA Credit Card Trust, Series 2008-A7,
Class A7 0.949%, 12/15/2014 (P)	488,000	489,216
BMW Vehicle Owner Trust, Series 2011-A,
Class A2 0.630%, 02/25/2014	2,000,000	2,001,003
Capital One Multi-Asset Execution Trust
Series 2006-A5, Class A5,
0.309%, 01/15/2016 (P)	129,000	128,995
Series 2005-A10, Class A,
0.329%, 09/15/2015 (P)	639,000	639,046
Series 2005-A6, Class A6,
0.617%, 07/15/2015 (P)	2,484,000	2,483,874
Series 2007-A8, Class A8,
0.846%, 10/15/2015 (P)	2,260,000	2,264,983
Citibank Credit Card Issuance Trust,
Series 2009-A1, Class A1
1.999%, 03/17/2014 (P)	8,139,000	8,144,780
Citibank Omni Master Trust
Series 2009-A8, Class A8,
2.349%, 05/16/2016 (P)(S)	1,159,000	1,163,778
Series 2009-A14A, Class A14,
2.999%, 08/15/2018 (P)(S)	3,859,000	4,073,553
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AHL1, Class A2A
0.284%, 12/25/2036 (P)	21,526	21,003
Discover Card Master Trust, Series 2009-A1,
Class A1 1.549%, 12/15/2014 (P)	671,000	673,534
Discover Card Master Trust I, Series 2007-3,
Class A2 0.299%, 10/16/2014 (P)	2,003,000	2,003,136
Ford Credit Auto Owner Trust, Series 2009-D,
Class A3 2.170%, 10/15/2013	428,661	430,564
Ford Credit Floorplan Master Owner Trust
Series 2012-1, Class A,
0.719%, 01/15/2016 (P)	3,291,000	3,291,029
Series 2009-2, Class A,
1.799%, 09/15/2014 (P)	1,925,000	1,940,037
GE Capital Credit Card Master Note Trust,
Series 2009-2, Class A 3.690%, 07/15/2015	2,448,000	2,478,258
GE Dealer Floorplan Master Note Trust,
Series 2012-1, Class A
0.816%, 02/20/2017 (P)	1,654,000	1,654,008
Goal Capital Funding Trust, Series 2006-1,
Class A3 0.611%, 11/25/2026 (P)	2,484,000	2,351,133

The accompanying notes are an integral part of the financial statements.	51

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Harley-Davidson Motorcycle Trust,
Series 2011-2, Class A4
1.470%, 08/15/2017	$909,000	$911,527
Honda Auto Receivables Owner Trust,
Series 2010-3, Class A2
0.530%, 01/21/2013	269,801	269,819
MMCA Automobile Trust, Series 2011-A,
Class A4 2.020%, 10/17/2016 (S)	807,000	819,752
Morgan Stanley ABS Capital I,
Series 2007-HE2, Class A2A
0.284%, 01/25/2037 (P)	5,993	5,918
Nelnet Student Loan Trust
Series 2007-1, Class A3,
0.561%, 05/27/2025 (P)	2,142,000	1,920,312
Series 2006-1, Class A4,
0.583%, 11/23/2022 (P)	3,566,000	3,519,129
Series 2006-2, Class A4,
0.640%, 10/26/2026 (P)	4,760,000	4,698,566
Series 2005-2, Class A5,
0.670%, 03/23/2037 (P)	582,000	519,837
Series 2007-2A, Class A3,
0.924%, 03/25/2026 (P)(S)	930,000	874,415
SLM Student Loan Trust
Series 2007-2, Class A2,
0.560%, 07/25/2017 (P)	658,733	653,509
Series 2005-6, Class A5A,
0.670%, 07/27/2026 (P)	2,952,000	2,870,440
Series 2004-5, Class A4,
0.710%, 01/25/2021 (P)	1,007,643	1,003,645
Series 2004-3, Class A5,
0.730%, 07/25/2023 (P)	620,000	602,733
Series 2004-1, Class A3,
0.770%, 04/25/2023 (P)	977,000	964,232
Series 2003-14, Class A5,
0.790%, 01/25/2023 (P)	2,282,000	2,245,556
Series 2008-6, Class A2,
1.110%, 10/25/2017 (P)	348,408	347,829
Series 2008-4, Class A2,
1.610%, 07/25/2016 (P)	780,204	787,682
Series 2011-C, Class A1,
1.649%, 12/15/2023 (P)(S)	2,496,764	2,497,224
Series 2012-A, Class A1,
1.657%, 08/15/2025 (P)(S)	2,462,000	2,462,548
Series 2005-6, Class A5,
1.760%, 07/27/2026 (P)	397,000	399,745
Series 2008-9, Class A,
2.060%, 04/25/2023 (P)	1,069,564	1,098,696
SMS Student Loan Trust
Series 2000-A, Class A2,
0.743%, 10/28/2028 (P)	832,937	830,409
Series 2000-B, Class A2,
0.753%, 04/28/2029 (P)	809,799	802,151
World Financial Network Credit Card
Master Trust, Series 2011-A, Class A
1.680%, 08/15/2018	842,000	845,930
World Omni Auto Receivables Trust,
Series 2008-A, Class A4
4.740%, 10/15/2013	510,583	515,379

TOTAL ASSET BACKED SECURITIES (Cost $75,425,325)		$75,426,012

SECURITIES LENDING COLLATERAL - 0.0%
John Hancock
Collateral Investment Trust 0.3731% (W)(Y)	28,808	288,356

TOTAL SECURITIES LENDING
COLLATERAL (Cost $288,318)		$288,356

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 7.3%
Money Market Funds - 7.3%
State Street Institutional Liquid Reserves
Fund, 0.2154% (Y)	46,197,116	46,197,116

TOTAL SHORT-TERM INVESTMENTS (Cost $46,197,116)		$46,197,116

Total Investments (Core Bond Fund)
(Cost $726,674,238) - 116.6%		$739,118,136
Other assets and liabilities, net - (16.6%)		(104,961,004)

TOTAL NET ASSETS - 100.0%		$634,157,132

SALE COMMITMENTS OUTSTANDING - (1.7)%
U.S. Government Agency - (1.7)%
Federal Home Loan Mortgage Corp.
4.500%, TBA (C)	(300,000)	(318,676)
Federal National Mortgage Association
3.500%, TBA (C)	(3,100,000)	(3,188,647)
Federal National Mortgage Association
3.500%, TBA (C)	(800,000)	(826,886)
Federal National Mortgage Association
5.000%, TBA (C)	(3,400,000)	(3,671,911)
Federal National Mortgage Association
6.000%, TBA (C)	(2,600,000)	(2,860,851)

TOTAL U.S. GOVERNMENT AGENCY (Cost $(10,826,578))		$(10,866,971)

Core Diversified Growth & Income Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies - 40.0%
Equity - 28.0%
John Hancock Funds II (G) - 28.0%
Index 500, Class NAV (John Hancock) (A)(2)	769,516	$7,795,200
International Equity Index, Class NAV (SSgA)	87,529	1,452,104
Fixed Income - 12.0%
John Hancock Funds II (G) - 12.0%
Total Bond Market,
Class NAV (Declaration) (A)	374,700	3,971,817
Unaffiliated Investment Companies - 60.0%
Equity - 42.0%
American Funds Capital World Growth and
Income Fund, Class R5	34,980	1,238,988
American Funds EuroPacific Growth
Fund, Class R5	23,856	940,875
American Funds New Perspective
Fund, Class R5	42,485	1,237,589
American Funds The Growth Fund of
America, Class R5	83,251	2,673,191
American Funds The Investment Company of
America, Class R5	173,019	5,098,865
American Funds Washington Mutual Investors
Fund, Class R5	89,060	2,674,458

The accompanying notes are an integral part of the financial statements.	52

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Core Diversified Growth & Income
Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
Fixed Income - 18.0%
American Funds U.S. Government Securities
Fund, Class R5	413,937	$5,960,688

TOTAL INVESTMENT COMPANIES (Cost $28,471,242)		$33,043,775

Total Investments (Core Diversified Growth & Income
Portfolio) (Cost $28,471,242) - 100.0%		$33,043,775
Other assets and liabilities, net - 0.0%		(11,064)

TOTAL NET ASSETS - 100.0%		$33,032,711

Core Fundamental Holdings Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.1%
Affiliated Investment Companies - 40.1%
Equity - 24.1%
John Hancock Funds II (G) - 24.1%
Index 500, Class NAV (John Hancock) (A)(2)	264,227	$2,676,623
International Equity Index, Class NAV (SSgA)	44,653	740,786
Fixed Income - 16.0%
John Hancock Funds II (G) - 16.0%
Total Bond Market,
Class NAV (Declaration) (A)	213,465	2,262,727
Unaffiliated Investment Companies - 60.0%
Equity - 36.1%
American Funds Washington Mutual Investors
Fund, Class R5	33,209	997,268
American Funds The Investment Company of
America, Class R5	68,069	2,005,995
American Funds The Growth Fund of
America, Class R5	31,368	1,007,232
American Funds EuroPacific Growth
Fund, Class R5	28,214	1,112,760
Fixed Income - 23.9%
American Funds U.S. Government Securities
Fund, Class R5	235,682	3,393,828

TOTAL INVESTMENT COMPANIES (Cost $12,153,862)		$14,197,219

Total Investments (Core Fundamental Holdings Portfolio)
(Cost $12,153,862) - 100.1%		$14,197,219
Other assets and liabilities, net - (0.1%)		(11,296)

TOTAL NET ASSETS - 100.0%		$14,185,923

Core Global Diversification Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies - 40.0%
Equity - 26.0%
John Hancock Funds II (G) - 26.0%
Index 500, Class NAV (John Hancock) (A)(2)	299,519	$3,034,126
International Equity Index, Class NAV (SSgA)	346,418	5,747,072

Core Global Diversification Portfolio (continued)
		Shares or
		Principal
		Amount	Value

INVESTMENT COMPANIES (continued)
Fixed Income - 14.0%
John Hancock Funds II (G) - 14.0%
Total Bond Market,
Class NAV (Declaration) (A)		444,770	$4,714,560
Unaffiliated Investment Companies - 60.0%
Equity - 39.1%
American Funds The Investment Company of
America, Class R5		55,838	1,645,551
American Funds New Perspective
Fund, Class R5		99,931	2,910,999
American Funds EuroPacific Growth
Fund, Class R5		144,764	5,709,501
American Funds Capital World Growth and
Income Fund, Class R5		82,592	2,925,414
Fixed Income - 20.9%
American Funds U.S. Government Securities
Fund, Class R5		491,064	7,071,317

TOTAL INVESTMENT COMPANIES (Cost $31,292,118)			$33,758,540

Total Investments (Core Global Diversification Portfolio)
(Cost $31,292,118) - 100.0%			$33,758,540
Other assets and liabilities, net - 0.0%			(8,538)

TOTAL NET ASSETS - 100.0%			$33,750,002

Emerging Markets Debt Fund
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 17.1%
Argentina - 1.3%
City of Buenos Aires,
9.950%, 03/01/2017		$200,000	$199,838

			199,838
Brazil - 2.2%
Federative Republic of Brazil,
7.125%, 01/20/2037		250,000	345,750

			345,750
Colombia - 1.8%
Republic of Colombia,
4.375%, 07/12/2021		250,000	270,625

			270,625
Mexico - 0.9%
Government of Mexico,
7.500%, 06/21/2012	MXN	1,756,600	137,987

			137,987
Peru - 1.3%
Republic of Peru,
7.350%, 07/21/2025		$150,000	202,350

			202,350
Philippines - 2.1%
Republic of Philippines,
4.950%, 01/15/2021	PHP	13,000,000	321,161

			321,161

The accompanying notes are an integral part of the financial statements.	53

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Emerging Markets Debt Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Poland - 1.7%
Republic of Poland,
5.000%, 03/23/2022		$250,000	$265,325

			265,325
Ukraine - 1.1%
City of Kyiv,
9.375%, 07/11/2016		200,000	172,653

			172,653
Uruguay - 1.4%
Republic of Uruguay,
5.000%, 09/14/2018	UYU	3,713,094	216,561

			216,561
Venezuela - 3.3%
Republic of Venezuela
11.750%, 10/21/2026		$250,000	252,500
11.950%, 08/05/2031		250,000	254,375

			506,875

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $2,545,434)			$2,639,125

CORPORATE BONDS - 80.9%
Argentina - 6.0%
Aeropuertos Argentina 2000 SA
10.750%, 12/01/2020 (S)		240,000	256,200
Arcos Dorados Holdings, Inc.
10.250%, 07/13/2016	BRL	250,000	151,769
Banco de Galicia y Buenos Aires
8.750%, 05/04/2018 (S)		$150,000	143,250
Pan American Energy LLC
7.875%, 05/07/2021 (S)		350,000	367,500

			918,719
Australia - 0.4%
Midwest Vanadium Pty, Ltd.
11.500%, 02/15/2018 (S)		100,000	68,500

			68,500
Bermuda - 1.3%
Digicel, Ltd.
7.000%, 02/15/2020		200,000	202,000

			202,000
Brazil - 8.7%
Banco Bradesco SA
5.750%, 03/01/2022		200,000	201,927
Banco Safra SA
10.250%, 08/08/2016	BRL	300,000	173,169
Banco Votorantim SA
6.250%, 05/16/2016 (S)		300,000	183,433
Cia de Eletricidade do Estado da Bahia
11.750%, 04/27/2016 (S)		250,000	152,497
Cia de Saneamento Basico do Estado de
Sao Paulo
6.250%, 12/16/2020 (S)		$250,000	263,750
Oi SA
9.750%, 09/15/2016 (S)	BRL	300,000	173,824
Votorantim Cimentos SA
7.250%, 04/05/2041		$200,000	199,277

			1,347,877
Cayman Islands - 16.3%
AES Andres Dominicana, Ltd.
9.500%, 11/12/2020 (S)		150,000	156,375

Emerging Markets Debt Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Cayman Islands (continued)
Agile Property Holdings, Ltd.
8.875%, 04/28/2017	$200,000	$192,500
Banco Continental SA (7.375% to
10/07/2020, then 3 month
LIBOR + 6.802%)
10/07/2040 (S)	150,000	153,850
China Shanshui Cement Group
8.500%, 05/25/2016	250,000	248,125
Country Garden Holdings Company, Ltd.
10.500%, 08/11/2015	150,000	151,164
CSN Islands XII Corp.
7.000%, 09/23/2015 (Q) (S)	100,000	100,000
Intercorp Retail Trust
8.875%, 11/14/2018	250,000	268,750
IPIC GMTN Ltd.
5.500%, 03/01/2022	250,000	254,688
Odebrecht Finance, Ltd.
7.500%, 09/14/2015 (Q) (S)	250,000	258,125
Petrobras International Finance Company
5.375%, 01/27/2021	350,000	376,184
RDS Ultra-Deepwater, Ltd.
11.875%, 03/15/2017	100,000	108,500
Suzano Trading, Ltd.
5.875%, 01/23/2021 (S)	250,000	243,125

		2,511,386
Chile - 3.0%
Automotores Gildemeister SA
8.250%, 05/24/2021 (S)	300,000	312,000
Celulosa Arauco y Constitucion SA
5.000%, 01/21/2021	150,000	155,643

		467,643
China - 1.3%
Country Garden Holdings Company, Ltd.
11.125%, 02/23/2018 (S)	200,000	201,000

		201,000
Colombia - 1.4%
BanColombia SA
5.950%, 06/03/2021	200,000	207,500

		207,500
Hong Kong - 2.3%
China Oriental Group Compay, Ltd.
7.000%, 11/17/2017	200,000	175,500
Franshion Development, Ltd.
6.750%, 04/15/2021	200,000	181,500

		357,000
India - 0.6%
State Bank of India
6.439%, 05/15/2017 (Q)	100,000	90,095

		90,095
Ireland - 0.6%
SCF Capital, Ltd.
5.375%, 10/27/2017 (S)	100,000	96,000

		96,000
Israel - 1.7%
Israel Electric Corp., Ltd.
6.700%, 02/10/2017	250,000	255,385

		255,385

The accompanying notes are an integral part of the financial statements.	54

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Emerging Markets Debt Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Jamaica - 0.7%
Digicel, Ltd.
8.250%, 09/01/2017 (S)	$100,000	$106,000

		106,000
Luxembourg - 0.9%
APERAM
7.750%, 04/01/2018 (S)	150,000	142,500

		142,500
Mexico - 9.7%
Axtel SAB de CV
9.000%, 09/22/2019	250,000	216,250
BBVA Bancomer SA
6.500%, 03/10/2021	150,000	153,000
Cemex SAB de CV
9.000%, 01/11/2018	150,000	138,750
Desarrolladora Homex SAB de CV
9.750%, 03/25/2020	250,000	258,222
Grupo KUO SAB de CV
9.750%, 10/17/2017 (S)	250,000	270,000
Petroleos Mexicanos
6.000%, 03/05/2020	250,000	283,125
Servicios Corporativos Javer SAPI de CV
9.875%, 04/06/2021	200,000	182,000

		1,501,347
Netherlands - 10.8%
DTEK Finance BV
9.500%, 04/28/2015	250,000	247,500
Hyva Global BV
8.625%, 03/24/2016 (S)	200,000	171,000
Listrindo Capital BV
6.950%, 02/21/2019 (S)	250,000	252,015
Marfrig Holding Europe BV
8.375%, 05/09/2018 (S)	200,000	182,000
Metinvest BV
8.750%, 02/14/2018 (S)	200,000	183,000
Vimpelcom Holdings BV
7.504%, 03/01/2022	400,000	392,200
WPE International Cooperatief UA
10.375%, 09/30/2020 (S)	250,000	235,625

		1,663,340
Peru - 4.4%
Corp. Lindley SA
6.750%, 11/23/2021	250,000	268,124
Corp. Pesquera Inca SAC
9.000%, 02/10/2017 (S)	200,000	212,000
Inkia Energy, Ltd.
8.375%, 04/04/2021 (S)	200,000	206,000

		686,124
Russia - 2.6%
Sberbank of Russia Via SB Capital SA
6.125%, 02/07/2022	400,000	407,400

		407,400
United Arab Emirates - 1.4%
Dubai Electricity & Water Authority
7.375%, 10/21/2020 (S)	200,000	209,250

		209,250
United Kingdom - 4.0%
Afren PLC
11.500%, 02/01/2016	200,000	212,000
Ferrexpo Finance PLC
7.875%, 04/07/2016	250,000	227,500

Emerging Markets Debt Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United Kingdom (continued)
Vedanta Resources PLC
8.250%, 06/07/2021		$200,000	$184,500

			624,000
United States - 2.8%
Inter-American Development Bank
4.750%, 01/10/2014	INR	4,500,000	89,610
MCE Finance, Ltd.
10.250%, 05/15/2018		$100,000	111,752
Sprint Capital Corp.
8.750%, 03/15/2032		250,000	222,500

			423,862

TOTAL CORPORATE BONDS (Cost $12,283,107)			$12,486,928

Total Investments (Emerging Markets Debt Fund)
(Cost $14,828,541) - 98.0%			$15,126,053
Other assets and liabilities, net - 2.0%			316,052

TOTAL NET ASSETS - 100.0%			$15,442,105

Equity-Income Fund
		Shares or
		Principal
		Amount	Value

COMMON STOCKS - 95.2%
Consumer Discretionary - 12.3%
Automobiles - 0.8%
General Motors Company (I)		138,300	$3,598,566
Harley-Davidson, Inc.		163,400	7,611,172

			11,209,738
Distributors - 0.5%
Genuine Parts Company		120,150	7,531,002
Diversified Consumer Services - 0.2%
H&R Block, Inc.		147,500	2,404,250
Hotels, Restaurants & Leisure - 0.7%
Carnival Corp.		120,600	3,652,974
Marriott International, Inc., Class A		180,240	6,358,867

			10,011,841
Household Durables - 1.1%
Whirlpool Corp.		207,200	15,658,104
Leisure Equipment & Products - 1.3%
Hasbro, Inc.		135,600	4,789,392
Mattel, Inc.		410,100	13,303,644

			18,093,036
Media - 5.3%
Cablevision Systems Corp., Class A		350,600	4,989,038
Comcast Corp., Class A		331,800	9,748,284
The Madison Square Garden, Inc., Class A (I)		127,525	4,061,671
The McGraw-Hill Companies, Inc.		257,800	11,998,012
The New York Times Company, Class A (I)(L)		400,900	2,641,931
The Walt Disney Company		401,600	16,863,184
Time Warner, Inc.		519,266	19,321,888
WPP PLC		333,547	4,269,964

			73,893,972
Multiline Retail - 1.2%
Kohl’s Corp.		156,900	7,794,792
Macy’s, Inc.		225,700	8,569,829

			16,364,621

The accompanying notes are an integral part of the financial statements.	55

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail - 1.2%
Staples, Inc.	599,200	$8,784,272
The Home Depot, Inc.	138,000	6,564,660
Tiffany & Company	15,000	975,150

		16,324,082

		171,490,646
Consumer Staples - 7.2%
Beverages - 1.7%
Beam, Inc.	126,000	6,940,080
Molson Coors Brewing Company, Class B	120,600	5,299,164
PepsiCo, Inc.	183,000	11,518,020

		23,757,264
Food Products - 2.7%
Archer-Daniels-Midland Company	335,500	10,467,600
Campbell Soup Company (L)	342,900	11,425,428
ConAgra Foods, Inc.	331,400	8,699,250
McCormick & Company, Inc., Non-
Voting Shares	113,300	5,715,985
The Hershey Company	15,500	940,850

		37,249,113
Household Products - 2.1%
Clorox Company	197,900	13,380,019
Kimberly-Clark Corp.	214,600	15,640,048

		29,020,067
Personal Products - 0.7%
Avon Products, Inc.	513,600	9,599,184

		99,625,628
Energy - 13.7%
Energy Equipment & Services - 1.8%
Diamond Offshore Drilling, Inc. (L)	168,000	11,502,960
Schlumberger, Ltd.	172,600	13,395,486

		24,898,446
Oil, Gas & Consumable Fuels - 11.9%
Anadarko Petroleum Corp.	187,100	15,738,852
BP PLC, ADR	210,492	9,926,803
Chevron Corp.	353,860	38,613,203
ConocoPhillips	99,600	7,624,380
Consol Energy, Inc.	185,500	6,644,610
Exxon Mobil Corp.	365,824	31,643,776
Hess Corp.	21,100	1,369,812
Murphy Oil Corp.	278,300	17,794,502
Petroleo Brasileiro SA, ADR	128,900	3,846,376
Royal Dutch Shell PLC, ADR (L)	351,100	25,661,899
Spectra Energy Corp.	218,800	6,865,944

		165,730,157

		190,628,603
Financials - 19.0%
Capital Markets - 2.5%
Legg Mason, Inc.	346,700	9,496,113
Morgan Stanley	224,400	4,160,376
Northern Trust Corp.	263,100	11,684,271
The Bank of New York Mellon Corp.	350,400	7,747,344
The Charles Schwab Corp.	91,300	1,267,244

		34,355,348
Commercial Banks - 5.2%
PNC Financial Services Group, Inc.	198,200	11,796,864
Regions Financial Corp.	648,500	3,735,360
SunTrust Banks, Inc.	434,700	9,980,712
U.S. Bancorp	743,300	21,853,020

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Wells Fargo & Company	803,600	$25,144,644

		72,510,600
Consumer Finance - 3.3%
American Express Company	512,100	27,084,969
Capital One Financial Corp.	168,200	8,510,920
SLM Corp.	632,000	9,960,320

		45,556,209
Diversified Financial Services - 3.8%
Bank of America Corp.	1,508,822	12,025,311
JPMorgan Chase & Company	882,714	34,637,697
NYSE Euronext	216,900	6,457,113

		53,120,121
Insurance - 3.7%
Chubb Corp.	88,100	5,987,276
Lincoln National Corp.	298,798	7,422,142
Loews Corp.	105,400	4,125,356
Marsh & McLennan Companies, Inc.	461,300	14,392,560
Sun Life Financial, Inc. (L)	238,300	5,237,834
The Allstate Corp.	477,600	15,010,968

		52,176,136
Real Estate Investment Trusts - 0.5%
Weyerhaeuser Company	309,713	6,469,905

		264,188,319
Health Care - 6.7%
Biotechnology - 0.8%
Amgen, Inc.	157,200	10,681,740
Health Care Providers & Services - 0.6%
Quest Diagnostics, Inc.	136,400	7,918,020
Life Sciences Tools & Services - 1.0%
Thermo Fisher Scientific, Inc.	248,300	14,058,746
Pharmaceuticals - 4.3%
Bristol-Myers Squibb Company	353,800	11,381,746
Johnson & Johnson	279,500	18,189,860
Merck & Company, Inc.	400,200	15,275,634
Pfizer, Inc.	745,088	15,721,357

		60,568,597

		93,227,103
Industrials - 12.8%
Aerospace & Defense - 2.5%
Honeywell International, Inc.	267,100	15,911,147
Lockheed Martin Corp. (L)	83,000	7,338,030
The Boeing Company	163,500	12,254,325

		35,503,502
Air Freight & Logistics - 1.0%
United Parcel Service, Inc., Class B	183,400	14,101,626
Airlines - 0.2%
United Continental Holdings, Inc. (I)(L)	120,600	2,490,390
Building Products - 0.8%
Fortune Brands Home & Security, Inc. (I)	141,000	2,726,940
Masco Corp.	434,700	5,164,236
USG Corp. (I)(L)	193,600	2,758,800

		10,649,976
Commercial Services & Supplies - 0.4%
Avery Dennison Corp. (L)	168,200	5,130,100
Electrical Equipment - 1.7%
Cooper Industries PLC	216,400	13,248,008

The accompanying notes are an integral part of the financial statements.	56

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
Emerson Electric Company	216,300	$10,882,053

		24,130,061
Industrial Conglomerates - 4.0%
3M Company	222,800	19,517,280
General Electric Company	1,887,500	35,956,874

		55,474,154
Machinery - 2.2%
Illinois Tool Works, Inc.	300,400	16,729,276
Ingersoll-Rand PLC	187,100	7,461,548
ITT Corp.	103,350	2,578,583
Xylem, Inc.	153,900	3,998,322

		30,767,729

		178,247,538
Information Technology - 7.5%
Communications Equipment - 2.0%
Cisco Systems, Inc.	587,100	11,671,548
Harris Corp.	323,100	14,096,853
Nokia OYJ, ADR (L)	361,900	1,914,451

		27,682,852
Computers & Peripherals - 0.8%
Hewlett-Packard Company	444,500	11,250,295
Electronic Equipment, Instruments & Components - 0.5%
Corning, Inc.	476,500	6,213,560
IT Services - 0.8%
Computer Sciences Corp.	362,100	11,500,296
Semiconductors & Semiconductor Equipment - 1.9%
Analog Devices, Inc.	254,100	9,963,261
Applied Materials, Inc.	696,200	8,521,488
First Solar, Inc. (I)(L)	54,300	1,753,890
Texas Instruments, Inc.	171,000	5,702,850

		25,941,489
Software - 1.5%
Microsoft Corp.	657,400	20,865,876

		103,454,368
Materials - 5.6%
Chemicals - 1.9%
E.I. du Pont de Nemours & Company	142,400	7,241,040
International Flavors & Fragrances, Inc. (L)	101,100	5,765,733
Monsanto Company	179,200	13,866,496

		26,873,269
Construction Materials - 0.8%
Vulcan Materials Company	236,935	10,557,824
Metals & Mining - 1.0%
Nucor Corp. (L)	330,600	14,391,018
Paper & Forest Products - 1.9%
International Paper Company	535,225	18,813,159
MeadWestvaco Corp.	244,600	7,406,488

		26,219,647

		78,041,758
Telecommunication Services - 3.9%
Diversified Telecommunication Services - 3.5%
AT&T, Inc.	788,373	24,116,330
CenturyLink, Inc.	210,098	8,456,445
Telefonica SA	309,898	5,281,887
Verizon Communications, Inc.	302,052	11,511,202

		49,365,864

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services - 0.4%
Vodafone Group PLC	1,940,136	$5,242,171

		54,608,035
Utilities - 6.5%
Electric Utilities - 4.6%
Duke Energy Corp.	382,700	8,006,084
Entergy Corp.	220,500	14,691,915
Exelon Corp.	350,300	13,686,221
FirstEnergy Corp.	128,575	5,694,587
Pinnacle West Capital Corp.	150,400	7,073,312
PPL Corp.	163,900	4,679,345
Progress Energy, Inc.	186,000	9,872,880

		63,704,344
Multi-Utilities - 1.9%
NiSource, Inc. (L)	604,000	14,496,000
TECO Energy, Inc. (L)	142,900	2,565,055
Xcel Energy, Inc.	341,600	9,048,984

		26,110,039

		89,814,383

TOTAL COMMON STOCKS (Cost $1,135,553,293)		$1,323,326,381

PREFERRED SECURITIES - 0.7%
Consumer Discretionary - 0.7%
General Motors Company, Series B, 4.750% (L)	233,700	9,976,653

TOTAL PREFERRED SECURITIES (Cost $11,591,990)		$9,976,653

SECURITIES LENDING COLLATERAL - 5.4%
John Hancock Collateral
Investment Trust, 0.3743% (W)(Y)	7,525,750	75,328,996

TOTAL SECURITIES LENDING
COLLATERAL (Cost $75,323,337)		$75,328,996

SHORT-TERM INVESTMENTS - 4.0%
Money Market Funds - 4.0%
State Street Institutional U.S. Government
Money Market Fund, 0.0019% (Y)	1,914,048	1,914,048
T. Rowe Price Prime Reserve
Fund, 0.0948% (Y)	53,227,375	53,227,375

		55,141,423

TOTAL SHORT-TERM INVESTMENTS (Cost $55,141,423)		$55,141,423

Total Investments (Equity-Income Fund)
(Cost $1,277,610,043) - 105.3%		$1,463,773,453
Other assets and liabilities, net - (5.3%)		(73,942,525)

TOTAL NET ASSETS - 100.0%		$1,389,830,928

Fundamental Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.5%
Consumer Discretionary - 7.6%
Automobiles - 0.6%
Harley-Davidson, Inc.	174,446	$8,125,695
Distributors - 0.3%
Li & Fung, Ltd.	1,919,000	4,385,160

The accompanying notes are an integral part of the financial statements.	57

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables - 0.2%
Hunter Douglas NV	59,727	$2,649,081
Internet & Catalog Retail - 1.7%
Expedia, Inc. (L)	131,940	4,492,557
Liberty Interactive Corp., Series A (I)	361,234	6,776,750
Netflix, Inc. (I)(L)	56,010	6,201,987
TripAdvisor, Inc. (L)	139,640	4,500,597

		21,971,891
Media - 1.5%
Grupo Televisa SAB, ADR	114,469	2,441,624
The Walt Disney Company	429,820	18,048,142

		20,489,766
Specialty Retail - 3.2%
Bed Bath & Beyond, Inc. (I)	548,618	32,774,439
CarMax, Inc. (I)(L)	212,545	6,523,006
Tiffany & Company	36,950	2,402,120

		41,699,565
Textiles, Apparel & Luxury Goods - 0.1%
Cie Financiere Richemont SA	31,500	1,930,397

		101,251,555
Consumer Staples - 16.3%
Beverages - 3.6%
Diageo PLC, ADR (L)	217,141	20,749,994
Heineken Holding NV	238,715	10,654,101
The Coca-Cola Company	237,035	16,559,265

		47,963,360
Food & Staples Retailing - 10.8%
Costco Wholesale Corp.	747,840	64,359,110
CVS Caremark Corp.	1,680,456	75,788,566
Walgreen Company	103,620	3,436,039

		143,583,715
Food Products - 0.8%
Kraft Foods, Inc., Class A	158,900	6,049,323
Nestle SA	18,285	1,117,389
Unilever NV - NY Shares (L)	98,466	3,279,902

		10,446,614
Personal Products - 0.2%
Natura Cosmeticos SA	99,200	2,338,977
Tobacco - 0.9%
Philip Morris International, Inc.	136,956	11,438,565

		215,771,231
Energy - 12.3%
Energy Equipment & Services - 0.9%
Schlumberger, Ltd.	33,200	2,576,652
Transocean, Ltd.	173,491	9,254,010

		11,830,662
Oil, Gas & Consumable Fuels - 11.4%
Canadian Natural Resources, Ltd.	1,007,470	37,387,212
China Coal Energy Company, Ltd., H Shares	5,149,189	6,533,159
Devon Energy Corp.	204,961	15,025,691
EOG Resources, Inc.	422,045	48,054,044
Occidental Petroleum Corp.	320,477	33,448,184
OGX Petroleo e Gas Participacoes SA (I)	1,063,600	10,529,160

		150,977,450

		162,808,112

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials - 31.8%
Capital Markets - 8.1%
Ameriprise Financial, Inc.	129,606	$7,226,831
Julius Baer Group, Ltd. (I)	734,372	28,759,133
The Bank of New York Mellon Corp.	2,661,073	58,836,324
The Charles Schwab Corp. (L)	469,830	6,521,240
The Goldman Sachs Group, Inc.	47,791	5,502,656

		106,846,184
Commercial Banks - 5.7%
Wells Fargo & Company	2,412,861	75,498,421
Consumer Finance - 5.5%
American Express Company	1,362,434	72,059,134
Diversified Financial Services - 0.4%
CME Group, Inc.	9,090	2,631,464
JPMorgan Chase & Company	64,626	2,535,924

		5,167,388
Insurance - 10.2%
ACE, Ltd.	122,350	8,773,719
AON Corp.	44,550	2,085,386
Berkshire Hathaway, Inc. Class A (I)(L)	219	25,827,546
Everest Re Group, Ltd.	22,940	2,015,279
Fairfax Financial Holdings, Ltd.	18,419	7,650,345
Fairfax Financial Holdings, Ltd.
(Toronto Exchange)	7,153	2,956,626
Loews Corp.	854,337	33,438,750
Markel Corp. (I)	4,879	1,990,388
The Progressive Corp.	1,483,885	31,784,817
Transatlantic Holdings, Inc.	310,809	18,835,025

		135,357,881
Real Estate Management & Development - 1.9%
Brookfield Asset Management, Inc., Class A	371,230	11,604,650
Hang Lung Group, Ltd.	2,093,000	13,994,042

		25,598,692

		420,527,700
Health Care - 8.5%
Health Care Equipment & Supplies - 0.7%
Baxter International, Inc.	68,986	4,010,156
Becton, Dickinson and Company (L)	62,596	4,771,067

		8,781,223
Health Care Providers & Services - 2.1%
Express Scripts, Inc. (I)(L)	513,272	27,372,796
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	109,950	4,796,019
Pharmaceuticals - 5.4%
Johnson & Johnson	409,780	26,668,482
Merck & Company, Inc.	784,604	29,948,335
Pfizer, Inc.	181,154	3,822,349
Roche Holdings AG	64,400	11,203,704

		71,642,870

		112,592,908
Industrials - 5.6%
Aerospace & Defense - 0.8%
Lockheed Martin Corp.	123,640	10,931,012
Commercial Services & Supplies - 1.6%
Iron Mountain, Inc. (L)	703,476	21,842,930
Machinery - 0.4%
PACCAR, Inc.	110,310	5,075,363

The accompanying notes are an integral part of the financial statements.	58

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Marine - 1.4%
China Shipping Development Company, Ltd.,
H Shares	3,670,700	$2,757,316
Kuehne & Nagel International AG	116,169	15,273,805

		18,031,121
Transportation Infrastructure - 1.4%
China Merchants Holdings
International Company, Ltd.	5,279,008	18,123,672
LLX Logistica SA (I)	202,800	432,231

		18,555,903

		74,436,329
Information Technology - 7.6%
Computers & Peripherals - 0.5%
Hewlett-Packard Company	246,560	6,240,434
Internet Software & Services - 2.9%
Google, Inc., Class A (I)	62,025	38,346,956
IT Services - 0.5%
Visa, Inc., Class A	60,050	6,988,019
Semiconductors & Semiconductor Equipment - 1.7%
Intel Corp.	155,840	4,188,979
Texas Instruments, Inc.	557,365	18,588,123

		22,777,102
Software - 2.0%
Activision Blizzard, Inc. (L)	603,067	7,206,651
Microsoft Corp.	387,130	12,287,506
Oracle Corp.	236,400	6,919,428

		26,413,585

		100,766,096
Materials - 5.6%
Chemicals - 3.5%
Air Products & Chemicals, Inc.	82,790	7,470,970
Ecolab, Inc. (L)	107,930	6,475,800
Monsanto Company	226,244	17,506,761
Potash Corp. of Saskatchewan, Inc.	199,559	9,289,471
Praxair, Inc.	50,600	5,515,400

		46,258,402
Construction Materials - 0.4%
Martin Marietta Materials, Inc. (L)	58,806	5,049,671
Containers & Packaging - 0.4%
Sealed Air Corp.	279,059	5,477,928
Metals & Mining - 1.3%
BHP Billiton PLC	273,885	8,854,263
Rio Tinto PLC (I)	148,946	8,480,293

		17,334,556
Paper & Forest Products - 0.0%
Sino-Forest Corp. (I)(S)	24,905	8,561
Sino-Forest Corp. (I)(L)	1,038,576	357,010

		365,571

		74,486,128
Telecommunication Services - 0.2%
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV, Series L, ADR	96,976	2,321,605

TOTAL COMMON STOCKS (Cost $931,709,903)		$1,264,961,664

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS - 0.1%
Materials - 0.1%
Sino-Forest Corp. 5.000%, 08/01/2013 (S)	$2,107,900	$695,607

TOTAL CONVERTIBLE BONDS (Cost $2,101,013)		$695,607

SECURITIES LENDING COLLATERAL - 4.3%
John Hancock Collateral
Investment Trust, 0.3743% (W)(Y)	5,699,706	57,051,210

TOTAL SECURITIES LENDING
COLLATERAL (Cost $57,030,389)		$57,051,210

SHORT-TERM INVESTMENTS - 4.0%
Commercial Paper - 4.0%
Barclays U.S. Funding LLC 0.120%,
03/01/2012 *	$45,960,000	$45,960,000
Societe Generale North America, Inc. 0.160%,
03/01/2012 *	7,360,000	7,360,000

		53,320,000

TOTAL SHORT-TERM INVESTMENTS (Cost $53,320,000)		$53,320,000

Total Investments (Fundamental Value Fund)
(Cost $1,044,161,305) - 103.9%		$1,376,028,481
Other assets and liabilities, net - (3.9%)		(51,883,345)

TOTAL NET ASSETS - 100.0%		$1,324,145,136

Global Agribusiness Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 100.3%
Australia - 1.0%
GrainCorp., Ltd.	3,300	$27,901
Brazil - 6.5%
BRF - Brasil Foods SA, ADR	6,500	135,915
Cosan Ltd.	3,200	47,584
Verde Potash PLC (I)	700	4,740

		188,239
Canada - 15.6%
Agrium, Inc.	1,600	136,256
Allana Potash Corp. (I)	10,000	7,378
Mbac Fertilizer Corp. (I)	6,000	18,654
Potash Corp. of Saskatchewan, Inc.	3,900	181,545
SunOpta, Inc. (I)	2,500	12,550
Viterra, Inc.	8,000	86,513
Western Potash Corp. (I)	6,000	8,186

		451,082
Cayman Islands - 1.8%
Herbalife, Ltd.	800	52,968
Chile - 1.9%
Sociedad Quimica y Minera de Chile SA, ADR	900	53,262
Germany - 1.2%
K&S AG	300	14,960
Suedzucker AG	700	20,267

		35,227
Indonesia - 3.5%
Charoen Pokphand Indonesia Tbk PT	60,000	17,754
Perusahaan Perkebunan London Sumatra
Indonesia Tbk PT	288,000	84,103

		101,857

The accompanying notes are an integral part of the financial statements.	59

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Global Agribusiness Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Ireland - 2.3%
Glanbia PLC (Dublin Exchange)	3,500	$26,120
Glanbia PLC (London Exchange)	5,500	40,302

		66,422
Japan - 0.9%
Komatsu, Ltd.	500	14,946
Kubota Corp.	1,000	9,778

		24,724
Malaysia - 1.6%
IOI Corp. BHD	12,000	21,564
Kuala Lumpur Kepong BHD	2,500	19,493
PPB Group BHD	1,000	5,724

		46,781
Netherlands - 4.0%
CNH Global NV (I)	2,700	115,857
Norway - 4.3%
Yara International ASA, ADR	2,520	123,908
Singapore - 7.0%
First Resources, Ltd.	10,000	14,619
Golden Agri-Resources, Ltd.	110,000	63,857
Indofood Agri Resources, Ltd. (I)	1,000	1,282
Olam International, Ltd.	26,000	49,017
Wilmar International, Ltd.	18,000	73,443

		202,218
Switzerland - 8.3%
Syngenta AG, ADR (I)	3,650	238,491
United Kingdom - 2.7%
Tate & Lyle PLC	7,000	77,674
United States - 37.7%
AGCO Corp. (I)	700	36,141
Archer-Daniels-Midland Company	2,000	62,400
Bunge, Ltd.	1,100	74,052
CF Industries Holdings, Inc.	700	130,200
Corn Products International, Inc.	2,000	114,700
CVR Partners, LLP	400	10,744
Darling International, Inc. (I)	1,700	27,183
Deere & Company	3,200	265,376
Intrepid Potash, Inc. (I)	200	5,058
Kraft Foods, Inc., Class A	300	11,421
Lindsay Corp.	300	19,677
Monsanto Company	1,920	148,570
The Mosaic Company	2,300	132,825
Titan Machinery, Inc. (I)	1,800	47,142
Tyson Foods, Inc., Class A	200	3,782

		1,089,271

TOTAL COMMON STOCKS (Cost $2,214,842)		$2,895,882

WARRANTS - 0.0%
Golden Agri-Resources, Ltd. (Expiration Date:
07/23/2012, Strike Price: SGD 0.54) (I)	8,500	1,223

TOTAL WARRANTS (Cost $0)		$1,223

Total Investments (Global Agribusiness Fund)
(Cost $2,214,842) - 100.3%		$2,897,105
Other assets and liabilities, net - (0.3%)		(9,538)

TOTAL NET ASSETS - 100.0%		$2,887,567

Global Bond Fund
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 25.1%
Canada - 0.4%
Province of British Columbia
4.300%, 06/18/2042	CAD	500,000	$580,757
Province of Ontario
4.100%, 06/16/2014		$200,000	215,825
6.200%, 06/02/2031	CAD	300,000	417,483
Province of Quebec
4.250%, 12/01/2021		1,900,000	2,127,800

			3,341,865
France - 0.6%
Societe Financement de
l’Economie Francaise
2.125%, 05/20/2012	EUR	200,000	267,317
2.250%, 06/11/2012 (S)		$5,500,000	5,519,047

			5,786,364
Germany - 8.2%
Federal Republic of Germany
2.500%, 02/27/2015	EUR	9,200,000	13,046,516
3.250%, 07/04/2021		7,200,000	10,848,221
4.750%, 07/04/2028		1,400,000	2,428,142
5.500%, 01/04/2031		7,500,000	14,394,830
5.625%, 01/04/2028		3,500,000	6,591,685
6.500%, 07/04/2027		12,400,000	25,214,103

			72,523,497
Mexico - 2.0%
Government of Mexico
6.250%, 06/16/2016	MXN	98,900,000	7,981,093
8.000%, 06/11/2020		25,000,000	2,193,453
10.000%, 12/05/2024		72,700,000	7,377,896

			17,552,442
New Zealand - 2.8%
Dominion of New Zealand
5.000%, 03/15/2019	NZD	17,500,000	15,578,787
6.000%, 05/15/2021		9,600,000	9,144,719

			24,723,506
Norway - 0.4%
Kommunalbanken AS
2.000%, 01/14/2013		$3,700,000	3,740,848

			3,740,848
Spain - 1.8%
Fund for Orderly Bank Restructuring
4.400%, 10/21/2013	EUR	1,000,000	1,368,082
Kingdom of Spain
3.154%, 03/25/2014 (P)		11,000,000	14,217,365

			15,585,447
United Kingdom - 8.9%
Government of United Kingdom
3.750%, 09/07/2019 to 09/07/2021	GBP	6,400,000	11,686,394
4.250%, 12/07/2027 to 12/07/2046		21,600,000	40,954,287
4.500%, 09/07/2034		3,400,000	6,616,362
4.750%, 12/07/2030 to 12/07/2038		8,800,000	17,673,861
5.000%, 03/07/2025		100,000	203,766
6.000%, 12/07/2028		600,000	1,374,738

			78,509,408

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $214,054,973)			$221,763,377

The accompanying notes are an integral part of the financial statements.	60

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS - 38.0%
Australia - 3.7%
Bank of Scotland PLC (Australia)
5.057%, 07/24/2012 (P)	AUD	2,900,000	$3,114,274
Commonwealth Bank of Australia
0.839%, 09/17/2014 (P) (S)		$4,200,000	4,224,028
0.999%, 07/12/2013 (P) (S)		4,400,000	4,422,031
Macquarie Bank, Ltd.
3.300%, 07/17/2014 (S)		5,200,000	5,486,432
National Australia Bank, Ltd.
3.375%, 07/08/2014 (S)		3,400,000	3,585,344
Suncorp-Metway, Ltd., Series TD
4.936%, 09/11/2013 (P)	AUD	6,100,000	6,549,517
Westpac Banking Corp.
2.700%, 12/09/2014 (S)		$1,200,000	1,251,115
2.900%, 09/10/2014 (S)		3,400,000	3,555,703

			32,188,444
Belgium - 0.9%
European Union
2.500%, 12/04/2015	EUR	3,400,000	4,724,931
2.750%, 06/03/2016		1,200,000	1,673,805
3.125%, 01/27/2015		1,100,000	1,547,869
3.250%, 04/04/2018		100,000	142,099

			8,088,704
Canada - 0.4%
Citigroup Finance Canada, Inc.
5.500%, 05/21/2013	CAD	300,000	311,167
Falconbridge, Ltd.
7.350%, 06/05/2012		$3,000,000	3,050,613

			3,361,780
Cayman Islands - 0.2%
UPCB Finance, Ltd.
7.625%, 01/15/2020	EUR	1,400,000	1,967,806

			1,967,806
France - 5.9%
BNP Paribas Home Loan
Covered Bonds SA
2.200%, 11/02/2015 (S)		$5,800,000	5,770,855
3.000%, 07/23/2013	EUR	600,000	819,908
4.750%, 05/28/2013		1,700,000	2,365,838
Cie de Financement Foncier
1.312%, 04/17/2014 (P) (S)		$1,700,000	1,645,059
1.625%, 07/23/2012 (S)		5,300,000	5,304,537
2.125%, 04/22/2013 (S)		4,000,000	4,003,348
2.500%, 09/16/2015 (S)		3,900,000	3,928,657
Credit Agricole Home Loan
1.311%, 07/21/2014 (P) (S)		4,600,000	4,399,247
Dexia Credit Local SA
2.625%, 01/21/2014	EUR	2,500,000	3,311,737
2.750%, 01/10/2014 to 04/29/2014 (S)		$13,600,000	13,047,227
Lafarge SA
6.500%, 07/15/2016		2,000,000	2,082,572
Societe Generale Societe de Credit
Fonciere
4.000%, 07/07/2016	EUR	700,000	999,142
Vivendi SA
5.750%, 04/04/2013 (S)		$4,300,000	4,471,394

			52,149,521
Germany - 6.8%
FMS Wertmanagement
1.166%, 02/18/2015 (P)	EUR	1,300,000	1,735,517
1.204%, 01/20/2014 (P)		5,700,000	7,594,487
1.295%, 06/16/2014 (P)	GBP	800,000	1,267,275

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Germany (continued)
FMS Wertmanagement (continued)
2.375%, 12/15/2014	EUR	13,300,000	$18,366,117
3.375%, 06/17/2021		2,600,000	3,720,687
IKB Deutsche Industriebank AG
2.125%, 09/10/2012		3,300,000	4,424,990
Kreditanstalt fuer Wiederaufbau
1.250%, 06/17/2013		200,000	269,357
2.000%, 09/07/2016		4,000,000	5,496,673
5.500%, 06/05/2014	AUD	4,200,000	4,583,860
6.250%, 05/19/2021		9,600,000	10,870,221
Unitymedia Hessen GmbH & Company
KG
8.125%, 12/01/2017	EUR	1,200,000	1,718,666

			60,047,850
Ireland - 0.4%
German Postal Pensions
Securitisation PLC
3.375%, 01/18/2016		2,700,000	3,797,933

			3,797,933
Italy - 0.3%
Intesa Sanpaolo SpA
2.892%, 02/24/2014 (P) (S)		$1,600,000	1,521,654
6.500%, 02/24/2021 (S)		1,200,000	1,137,958

			2,659,612
Luxembourg - 0.0%
Sunrise Communications International SA
7.000%, 12/31/2017	EUR	200,000	282,447

			282,447
Netherlands - 4.6%
ABN AMRO Bank NV
3.250%, 01/18/2013		2,500,000	3,401,301
Achmea Hypotheekbank NV
0.887%, 11/03/2014 (P) (S)		$2,300,000	2,276,381
3.200%, 11/03/2014		2,736,000	2,864,097
3.200%, 11/03/2014 (S)		426,000	445,945
EuroCredit CDO I, BV
2.647%, 09/01/2012 (P)	EUR	557,916	734,547
Fortis Bank Nederland Holding NV
3.375%, 05/19/2014		2,400,000	3,361,814
Gazprom OAO
10.500%, 03/08/2014		$2,300,000	2,596,125
ING Bank NV
2.500%, 01/14/2016 (S)		2,300,000	2,324,677
3.375%, 03/03/2014	EUR	1,800,000	2,508,453
3.900%, 03/19/2014 (S)		$1,100,000	1,154,399
LeasePlan Corp. NV
3.250%, 05/22/2014	EUR	1,100,000	1,535,142
NIBC Bank NV
2.800%, 12/02/2014 (S)		$4,500,000	4,680,608
3.500%, 04/07/2014	EUR	4,000,000	5,600,646
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q) (S)		$2,475,000	3,133,350
Scotland International Finance No 2 BV
4.250%, 05/23/2013 (S)		4,200,000	4,115,618

			40,733,103
South Korea - 0.2%
Export-Import Bank of Korea
5.750%, 05/22/2013	EUR	1,100,000	1,512,573

			1,512,573

The accompanying notes are an integral part of the financial statements.	61

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Sweden - 1.0%
Stadshypotek AB
1.129%, 09/30/2013 (P) (S)		$4,300,000	$4,296,070
1.450%, 09/30/2013 (S)		4,300,000	4,332,573

			8,628,643
United Kingdom - 5.1%
Abbey National Treasury Services PLC
3.125%, 06/30/2014	EUR	6,400,000	8,761,883
4.000%, 04/27/2016		$3,300,000	3,243,963
Bank of Scotland PLC
4.500%, 10/23/2013	EUR	100,000	139,620
Barclays Bank PLC
10.179%, 06/12/2021 (S)		$800,000	926,936
BP Capital Markets PLC
3.125%, 10/01/2015		2,600,000	2,784,111
LBG Capital No.1 PLC
7.375%, 03/12/2020	EUR	200,000	214,010
11.040%, 03/19/2020	GBP	2,800,000	4,454,520
LBG Capital No.2 PLC
7.625%, 12/09/2019		2,700,000	3,522,253
Lloyds TSB Bank PLC (12.000% to
12/16/2024, then 3 month
LIBOR + 11.750%)
12/16/2024 (Q) (S)		$2,600,000	2,662,140
Nationwide Building Society
2.875%, 09/14/2015	EUR	800,000	1,099,701
4.625%, 09/13/2012		4,600,000	6,237,249
5.500%, 07/18/2012 (S)		$4,300,000	4,371,096
5.500%, 07/18/2012		2,200,000	2,234,016
Pearson Dollar Finance Two PLC
6.250%, 05/06/2018 (S)		1,000,000	1,165,097
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)		300,000	320,621
Westpac Securities NZ, Ltd.
3.450%, 07/28/2014 (S)		3,000,000	3,185,556

			45,322,772
United States - 8.5%
Ally Financial, Inc.
6.625%, 05/15/2012		2,000,000	2,015,000
6.875%, 08/28/2012		1,900,000	1,933,250
Altria Group, Inc.
9.250%, 08/06/2019		1,600,000	2,187,586
American International Group, Inc.
6.797%, 11/15/2017 (S)	EUR	142,000	201,957
American International Group, Inc.
(8.175% to 05/15/2038, then 3 month
LIBOR + 4.195%)
05/15/2058		$2,600,000	2,752,750
American International Group, Inc.,
Series REGS (8.000% to 05/22/2018,
then 3 month EURIBOR + 4.450%)
05/22/2038	EUR	1,150,000	1,439,235
AutoZone, Inc.
5.875%, 10/15/2012		$500,000	515,274
BA Covered Bond Issuer
4.125%, 04/05/2012	EUR	5,900,000	7,873,836
CBS Corp.
8.875%, 05/15/2019		$1,800,000	2,399,519
CIT Group, Inc.
5.250%, 04/01/2014 (S)		3,000,000	3,067,500
Citigroup, Inc.
0.810%, 06/09/2016 (P)		2,300,000	1,946,191
1.107%, 03/05/2014 (P)	EUR	3,500,000	4,496,960
6.000%, 08/15/2017		$1,000,000	1,113,912

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United States (continued)
D.R. Horton, Inc.
5.250%, 02/15/2015		$1,800,000	$1,876,500
Dexia Credit Local/New York
2.000%, 03/05/2013 (S)		4,600,000	4,508,658
HCA, Inc.
7.875%, 02/15/2020		2,000,000	2,205,000
International Lease Finance Corp.
6.375%, 03/25/2013		800,000	818,000
6.750%, 09/01/2016 (S)		4,100,000	4,479,250
7.125%, 09/01/2018 (S)		500,000	560,000
Intuit, Inc.
5.750%, 03/15/2017		2,000,000	2,272,686
Jones Apparel Group, Inc.
5.125%, 11/15/2014		600,000	599,250
Lehman Brothers Holdings, Inc.
5.625%, 01/24/2013 (H)		3,600,000	985,500
6.875%, 05/02/2018 (H)		4,200,000	1,165,500
Loews Corp.
5.250%, 03/15/2016		200,000	222,800
Masco Corp.
6.125%, 10/03/2016		700,000	732,649
Merrill Lynch & Company, Inc.
1.306%, 05/30/2014	EUR	600,000	748,709
1.314%, 08/25/2014 (P)		1,900,000	2,350,604
6.750%, 05/21/2013		300,000	415,271
6.875%, 04/25/2018		$3,100,000	3,374,400
Morgan Stanley
1.015%, 10/18/2016 (P)		100,000	84,326
1.321%, 03/01/2013 (P)	EUR	1,100,000	1,441,888
1.651%, 01/16/2017 (P)		100,000	113,154
2.161%, 01/24/2014 (P)		$3,700,000	3,552,966
Norfolk Southern Corp.
5.257%, 09/17/2014		2,000,000	2,209,740
Sealed Air Corp.
5.625%, 07/15/2013 (S)		700,000	724,004
Springleaf Finance Corp.
6.900%, 12/15/2017		2,000,000	1,550,000
The Bear Stearns Companies LLC
7.250%, 02/01/2018		200,000	241,792
The Ryland Group, Inc.
6.625%, 05/01/2020		2,000,000	2,040,000
Transocean, Inc.
4.950%, 11/15/2015		2,700,000	2,920,247
Wal-Mart Stores, Inc.
6.200%, 04/15/2038		400,000	526,495

			74,662,359

TOTAL CORPORATE BONDS (Cost $333,376,251)			$335,403,547

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 40.2%
U.S. Government - 3.3%
U.S. Treasury, Bond 3.125%, 11/15/2041		4,800,000	4,827,749
U.S. Treasury Bill
0.045%, 04/12/2012		569,000	568,970
0.113%, 10/18/2012		540,000	539,610
U.S. Treasury Bonds
3.750%, 08/15/2041		2,800,000	3,169,250
3.875%, 08/15/2040 (D) (F)		7,800,000	9,023,625
5.500%, 08/15/2028 (F)		4,200,000	5,806,500
U.S. Treasury Notes 2.000%, 11/15/2021		5,000,000	5,023,440

			28,959,144

The accompanying notes are an integral part of the financial statements.	62

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency - 36.9%
Federal Home Loan Mortgage Corp.
4.000%, 12/01/2040 to 09/01/2041	$1,000,000	$1,049,050
Federal National Mortgage Association
1.396%, 11/01/2042 to 10/01/2044 (P)	2,251,789	2,243,179
2.150%, 11/01/2035 (P)	240,913	244,494
3.500%, TBA (C)	74,000,000	76,273,019
3.500%, 03/01/2041	6,919,981	7,159,040
3.730%, 01/01/2018	5,000,000	5,358,971
4.000%, TBA	99,000,000	104,164,550
4.000%, 08/01/2040 to 09/01/2041	7,227,253	7,605,752
4.500%, TBA	114,000,000	121,488,502
5.128%, 09/01/2035 (P)	208,725	225,237
5.185%, 07/01/2035 (P)	178,068	192,413

		326,004,207

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $354,731,699)		$354,963,351

MUNICIPAL BONDS - 3.5%
American Municipal Power, Inc. (Ohio)
7.734%, 02/15/2033	1,400,000	1,793,344
8.084%, 02/15/2050	3,600,000	5,091,408
Bay Area Toll Authority (California)
6.907%, 10/01/2050	1,700,000	2,326,467
Buckeye Tobacco Settlement Financing
Authority (Ohio) 5.875%, 06/01/2047	1,700,000	1,262,726
City of New York (New York)
5.237%, 12/01/2021	2,300,000	2,710,941
Golden State Tobacco
Securitization Corp. (California)
5.000%, 06/01/2038	4,300,000	4,311,180
5.125%, 06/01/2047	300,000	206,631
Los Angeles Community College District
(California) 6.750%, 08/01/2049	1,900,000	2,619,055
Los Angeles County Public Works
Financing Authority (California)
7.618%, 08/01/2040	2,100,000	2,717,253
7.488%, 08/01/2033	100,000	126,784
Municipal Electric Authority of Georgia
6.655%, 04/01/2057	500,000	578,025
New York City Municipal Water Finance
Authority (New York), Series 1289
8.997%, 12/15/2013 (S)	130,000	149,418
Northside Independent School
District (Texas)
5.741%, 08/15/2035	700,000	731,073
5.891%, 08/15/2040	1,500,000	1,573,875
Puerto Rico Sales Tax Financing Corp.
Zero Coupon 08/01/2054 (Z)	500,000	40,990
State of California
7.950%, 03/01/2036	100,000	118,426
7.700%, 11/01/2030	800,000	944,848
7.600%, 11/01/2040	2,100,000	2,788,569
Triborough Bridge & Tunnel Authority
(New York) 5.550%, 11/15/2040	400,000	484,232

TOTAL MUNICIPAL BONDS (Cost $25,784,143)		$30,575,245

TERM LOANS (M) - 0.6%
United States - 0.3%
Springleaf Finance Funding Company
5.500%, 05/10/2017	3,200,000	2,909,334

		2,909,334

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

TERM LOANS (M) (continued)
Germany - 0.3%
Kabel Deutschland Holding AG
4.580%, 12/13/2016	EUR	1,900,000	$2,529,787

			2,529,787

TOTAL TERM LOANS (Cost $5,693,696)			$5,439,121

COLLATERALIZED MORTGAGE
OBLIGATIONS - 13.6%
Commercial & Residential - 12.9%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
2.846%, 09/25/2035 (P)		$107,190	83,347
American Home
Mortgage Investment Trust
Series 2007-1, Class GA2,
0.484%, 05/25/2047 (P)		291,644	31,794
Series 2004-3, Class 5A,
2.628%, 10/25/2034 (P)		287,538	257,524
Atomium Mortgage Finance BV,
Series 2003-I, Class A
0.782%, 07/01/2034 (P)	EUR	219,420	280,795
Banc of America Funding Corp.
Series 2006-A, Class 1A1,
2.655%, 02/20/2036 (P)		$1,048,805	871,386
Series 2006-J, Class 4A1,
5.734%, 01/20/2047 (P)		157,330	106,346
BCAP LLC Trust, Series 2006-AA2,
Class A1
0.414%, 01/25/2037 (P)		1,747,573	859,166
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2005-5, Class A2,
2.250%, 08/25/2035 (P)		846,020	758,189
Series 2005-9, Class A1,
2.400%, 10/25/2035 (P)		1,957,735	1,661,422
Series 2005-2, Class A1,
2.570%, 03/25/2035 (P)		1,382,475	1,307,081
Series 2003-5, Class 1A2,
2.584%, 08/25/2033 (P)		53,538	51,652
Series 2003-7, Class 6A,
2.617%, 10/25/2033 (P)		114,375	114,646
Series 2004-2, Class 23A,
2.814%, 05/25/2034 (P)		84,390	71,070
Series 2003-9, Class 2A1,
2.901%, 02/25/2034 (P)		21,442	19,425
Series 2004-2, Class 22A,
2.912%, 05/25/2034 (P)		229,536	217,023
Series 2005-2, Class A2,
3.078%, 03/25/2035 (P)		326,662	317,673
Series 2005-4, Class 3A1,
5.127%, 08/25/2035 (P)		483,845	385,450
Bear Stearns Alt-A Trust
Series 2006-8, Class 3A1,
0.404%, 02/25/2034 (P)		75,495	59,542
Series 2005-9, Class 24A1,
2.744%, 11/25/2035 (P)		737,424	441,157
Series 2006-6, Class 31A1,
2.782%, 11/25/2036 (P)		1,834,689	1,005,408
Series 2005-7, Class 22A1,
2.844%, 09/25/2035 (P)		1,560,942	1,026,875
Series 2006-6, Class 32A1,
2.864%, 11/25/2036 (P)		1,407,562	751,274
Bear Stearns Structured Products, Inc.,
Series 2007-R6, Class 1A1
2.685%, 01/26/2036 (P)		829,303	487,085

The accompanying notes are an integral part of the financial statements.	63

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Bella Vista Mortgage Trust,
Series 2005-2, Class 2A1
0.496%, 05/20/2045 (P)	$620,462	$322,786
Citigroup Mortgage Loan Trust, Inc.
Series 2005-12, Class 2A1,
1.044%, 08/25/2035 (P) (S)	1,096,017	669,256
Series 2005-6, Class A1,
2.230%, 09/25/2035 (P)	483,747	447,272
Series 2005-6, Class A2,
2.450%, 09/25/2035 (P)	518,360	446,490
Series 2005-11, Class A2A,
2.580%, 10/25/2035 (P)	1,305,207	1,146,315
Series 2005-11, Class 1A1,
2.660%, 05/25/2035 (P)	298,988	271,979
Commercial Mortgage Pass Through
Certificates, Series 2006-CN2A,
Class A2FL
0.483%, 02/05/2019 (P) (S)	2,600,000	2,459,275
Countrywide Alternative Loan Trust
Series 2007-OA7, Class A1A,
0.424%, 05/25/2047 (P)	1,904,252	1,020,470
Series 2006-OA19, Class A1,
0.426%, 02/20/2047 (P)	1,960,746	893,592
Series 2006-OA1, Class 2A1,
0.456%, 03/20/2046 (P)	1,198,468	590,023
Series 2005-81, Class A1,
0.524%, 02/25/2037 (P)	3,655,164	1,838,241
Series 2007-11T1, Class A12,
0.594%, 05/25/2037 (P)	467,985	243,039
Series 2005-56, Class 2A3,
1.682%, 11/25/2035 (P)	96,631	55,027
Series 2005-56, Class 2A2,
2.222%, 11/25/2035 (P)	96,697	57,067
Series 2005-21CB, Class A3,
5.250%, 06/25/2035	157,736	131,926
Series 2007-7T2, Class A9,
6.000%, 04/25/2037	211,505	137,441
Series 2007-16CB, Class 5A1,
6.250%, 08/25/2037	206,309	127,333
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2004-25, Class 1A1,
0.574%, 02/25/2035 (P)	215,676	150,270
Series 2004-25, Class 2A1,
0.584%, 02/25/2035 (P)	259,683	170,852
Series 2005-R2, Class 1AF1,
0.584%, 06/25/2035 (P) (S)	479,845	403,935
Series 2005-HYB9, Class 3A2A,
2.595%, 02/20/2036 (P)	471,680	334,193
Series 2005-HYB9, Class 5A1,
2.610%, 02/20/2036 (P)	492,401	304,170
Series 2004-22, Class A3,
2.751%, 11/25/2034 (P)	222,035	171,022
Series 2004-12, Class 12A1,
2.754%, 08/25/2034 (P)	626,197	480,322
Series 2004-12, Class 11A1,
2.798%, 08/25/2034 (P)	61,731	44,563
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2003-AR18, Class 2A3,
2.435%, 07/25/2033 (P)	20,326	18,583
Series 2003-AR20, Class 2A1,
2.583%, 08/25/2033 (P)	209,858	205,613

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Credit Suisse Mortgage
Capital Certificates
Series 2007-C3, Class A2,
5.713%, 06/15/2039 (P)		$1,559,623	$1,564,289
Series 2010-UD1, Class A,
5.787%, 12/18/2049 (P) (S)		300,000	335,573
Crusade Global Trust
Series 2004-2, Class A2,
1.176%, 11/19/2037 (P)	EUR	498,319	650,548
Series 2005-2, Class A2,
4.530%, 08/14/2037 (P)	AUD	2,424,403	2,511,159
Dutch Mortgage Portfolio Loans BV,
Series III, Class A
1.291%, 11/20/2035 (P)	EUR	765,545	1,004,942
First Flexible PLC, Series 7, Class A
1.181%, 09/15/2033 (P)	GBP	482,748	682,542
First Horizon Asset Securities, Inc.
Series 2003-AR4, Class 2A1,
2.541%, 12/25/2033 (P)		$112,618	99,702
Series 2005-AR3, Class 2A1,
2.731%, 08/25/2035 (P)		108,157	86,903
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.599%, 11/15/2031 (P)		320,737	300,419
German Residential Asset
Note Distributor PLC, Series 2006-1,
Class A
1.444%, 07/20/2016 (P)	EUR	1,087,548	1,354,759
GMAC Mortgage Corp. Loan Trust,
Series 2004-AR1, Class 22A
3.057%, 06/25/2034 (P)		$17,539	15,208
Gosforth Funding PLC, Series 2011-1,
Class A2
2.540%, 04/24/2047	GBP	1,800,000	2,837,392
Great Hall Mortgages PLC
Series 2007-1, Class A2A,
1.195%, 03/18/2039 (P)		1,072,056	1,369,463
Series 2007-1, Class A2B,
1.549%, 03/18/2039 (P)	EUR	1,786,758	1,904,485
Series 2006-1, Class A2B,
1.569%, 06/18/2038 (P)		1,671,509	1,894,149
Greenpoint Mortgage Funding Trust,
Series 2006-AR6, Class A1A
0.324%, 10/25/2046 (P)		$140,725	132,082
Greenpoint Mortgage Pass-Through
Certificates, Series 2003-1, Class A1
2.889%, 10/25/2033 (P)		14,734	12,549
GS Mortgage Securities Corp. II,
Series 2010-C1, Class A2
4.592%, 08/10/2043 (S)		1,100,000	1,225,118
GSR Mortgage Loan Trust, Series 2003-1,
Class A2
1.870%, 03/25/2033 (P)		110,040	109,353
Harborview Mortgage Loan Trust
Series 2006-12, Class 2A2A,
0.436%, 01/19/2038 (P)		1,690,015	1,019,196
Series 2006-1, Class 2A1A,
0.486%, 03/19/2036 (P)		1,174,610	619,977
Series 2005-4, Class 3A1,
2.787%, 07/19/2035 (P)		36,527	25,725
Series 2003-1, Class A,
2.938%, 05/19/2033 (P)		210,650	199,616

The accompanying notes are an integral part of the financial statements.	64

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Holmes Master Issuer PLC,
Series 2010-1A, Class A3
2.631%, 10/15/2054 (S)	EUR	3,800,000	$5,076,043
Immeo Residential Finance PLC,
Series 2007-2, Class A
1.586%, 12/15/2016 (P)		531,693	685,352
Indymac Index Mortgage Loan Trust,
Series 2004-AR11, Class 2A
2.577%, 12/25/2034 (P)		$66,278	49,544
JPMorgan Alternative Loan Trust,
Series 2006-A6, Class 2A1
5.500%, 11/25/2036 (P)		211,161	210,032
JPMorgan Mortgage Trust
Series 2003-A2, Class 3A1,
2.068%, 11/25/2033 (P)		121,667	122,254
Series 2007-A1, Class 5A6,
2.852%, 07/25/2035 (P)		409,231	306,408
Series 2006-A1, Class 3A2,
5.246%, 02/25/2036 (P)		1,038,637	837,943
Mansard Mortgages PLC, Series 2007-2X,
Class A1
1.711%, 12/15/2049 (P)	GBP	7,481,157	10,200,566
Mellon Residential Funding Corp.,
Series 2000-TBC3, Class A1
0.689%, 12/15/2030 (P)		$523,971	506,949
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A3A2,
0.494%, 08/25/2036 (P)		128,049	107,136
Series 2003-C, Class A1,
0.904%, 06/25/2028 (P)		481,830	467,727
Series 2003-A2, Class 1A1,
2.321%, 02/25/2033 (P)		102,988	95,778
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-8,
Class A3
5.968%, 08/12/2049 (P)		2,000,000	2,222,502
MLCC Mortgage Investors, Inc.,
Series 2005-2, Class 1A
1.996%, 10/25/2035 (P)		686,883	617,528
NCUA Guaranteed Notes
Series 2010-R1, Class 1A,
0.713%, 10/07/2020 (P)		3,496,036	3,500,126
Series 2010-R2, Class 2A,
0.733%, 11/05/2020 (P)		20,030,169	20,030,169
Newgate Funding PLC
Series 2007-3X, Class A1,
1.661%, 12/15/2050 (P)	GBP	932,131	1,452,361
Series 2007-3X, Class A3,
2.061%, 12/15/2050 (P)		4,200,000	4,600,653
Puma Finance, Ltd.
Series 2006-G5, Class A1,
0.563%, 02/21/2038 (P) (S)		$656,180	627,485
Series 2005-P11, Class BA,
4.750%, 08/22/2037 (P)	AUD	209,033	216,279
Series 2004-P10, Class BA,
4.882%, 07/12/2036 (P)		238,374	250,105
Residential Accredit Loans, Inc.
Series 2007-QO2, Class A1,
0.394%, 02/25/2047 (P)		$417,316	185,925
Series 2006-QO6, Class A1,
0.424%, 06/25/2046 (P)		1,888,097	701,158
Series 2006-QO3, Class A1,
0.454%, 04/25/2046 (P)		1,167,999	466,139

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Residential Asset Securitization Trust
Series 2006-R1, Class A2,
0.644%, 01/25/2046 (P)		$507,247	$210,087
Series 2005-A15, Class 5A1,
5.750%, 02/25/2036		239,192	162,836
Residential Funding Mortgage
Securities I, Series 2005-SA4,
Class 1A21
3.064%, 09/25/2035 (P)		153,064	103,764
RMAC Securities PLC,
Series 2006-NS1X, Class A2A
1.204%, 06/12/2044 (P)	GBP	980,281	1,264,083
Sequoia Mortgage Trust, Series 5, Class A
0.596%, 10/19/2026 (P)		$146,396	130,862
Structured Adjustable Rate
Mortgage Loan Trust
Series 2004-19, Class 2A1,
1.569%, 01/25/2035 (P)		627,963	381,888
Series 2004-4, Class 3A2,
2.542%, 04/25/2034 (P)		320,025	272,912
Series 2004-12, Class 7A1,
2.655%, 09/25/2034 (P)		363,948	355,502
Series 2004-1, Class 4A1,
2.721%, 02/25/2034 (P)		137,463	131,132
Series 2004-1, Class 4A2,
2.721%, 02/25/2034 (P)		756,046	699,438
Structured Asset Mortgage
Investments, Inc., Series 2006-AR3,
Class 12A1
0.464%, 05/25/2036 (P)		1,543,097	741,505
Structured Asset Securities Corp.,
Series 2006-11, Class A1
2.785%, 10/25/2035 (P) (S)		338,668	266,716
Superannuation Members Home Loans
Global Fund, Series 2004-7, Class A1
0.820%, 03/09/2036 (P)		473,159	471,478
Swan
Series 2006-1E, Class A1,
0.590%, 05/12/2037 (P)		883,066	858,757
Series 2006-1E, Class A2,
4.515%, 05/12/2037 (P)	AUD	794,759	833,131
Series 2010-1, Class A,
5.660%, 04/25/2041 (P)		1,722,909	1,819,322
Torrens Trust, Series 2007-1, Class A
4.757%, 10/19/2038 (P)		1,147,045	1,185,529
WaMu Mortgage Pass-
Through Certificates
Series 2005-AR6, Class 2A1A,
0.474%, 04/25/2045 (P)		$417,350	332,712
Series 2005-AR13, Class A1A1,
0.534%, 10/25/2045 (P)		147,799	115,905
Series 2005-AR2, Class 2A1A,
0.554%, 01/25/2045 (P)		230,470	181,700
Series 2006-AR19, Class 1A,
0.922%, 01/25/2047 (P)		498,884	261,079
Series 2006-AR17, Class 1A1A,
0.992%, 12/25/2046 (P)		381,447	235,451
Series 2006-AR3, Class A1A,
1.182%, 02/25/2046 (P)		818,910	616,179
Series 2002-AR17, Class 1A,
1.382%, 11/25/2042 (P)		266,379	220,625
Series 2003-AR9, Class 1A6,
2.461%, 09/25/2033 (P)		2,692,299	2,669,635

The accompanying notes are an integral part of the financial statements.	65

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
WaMu Mortgage Pass-Through
Certificates (continued)
Series 2003-AR5, Class A7,
2.578%, 06/25/2033 (P)		$86,517	$87,270
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-AR5, Class 3A
1.137%, 07/25/2046 (P)		369,671	133,691
Wells Fargo Mortgage
Backed Securities Trust
Series 2006-AR2, Class 2A1,
2.632%, 03/25/2036 (P)		2,018,160	1,677,771
Series 2004-S, Class A1,
2.701%, 09/25/2034 (P)		218,524	218,775

			114,437,431
U.S. Government Agency - 0.7%
Federal Home Loan Mortgage Corp.,
Series T-63, Class 1A1
1.394%, 02/25/2045 (P)		219,862	209,468
Federal National Mortgage Association
Series 2005-120, Class NF,
0.344%, 01/25/2021 (P)		101,278	101,172
Series 2006-15, Class FC,
0.374%, 03/25/2036 (P)		345,180	321,557
Series 2006-16, Class FC,
0.544%, 03/25/2036 (P)		1,333,424	1,330,438
Series 2003-W6, Class F,
0.594%, 09/25/2042 (P)		410,896	407,740
Series 2004-W2, Class 5AF,
0.594%, 03/25/2044 (P)		311,098	301,361
Series 2010-136, Class FA,
0.744%, 12/25/2040 (P)		2,816,019	2,808,328
Series 2006-5, Class 3A2,
2.390%, 05/25/2035 (P)		430,112	446,348

			5,926,412

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $135,400,888)			$120,363,843

ASSET BACKED SECURITIES - 3.1%
Access Group, Series 2008-1, Class A
1.860%, 10/27/2025 (P)		1,918,625	1,919,627
Aegis Asset Backed Securities Trust,
Series 2005-4, Class 1A4
0.614%, 10/25/2035 (P)		2,500,000	1,969,735
Aquilae CLO PLC, Series 2006-1X,
Class A
1.754%, 01/17/2023 (P)	EUR	3,028,786	3,845,665
Bumper 2 SA, Series 2009-3, Class A
2.917%, 06/20/2022 (P)		125,516	167,333
Citibank Omni Master Trust,
Series 2009-A8, Class A8
2.349%, 05/16/2016 (P) (S)		$3,100,000	3,112,779
Countrywide Asset-Backed Certificates,
Series 2007-2, Class 2A1
0.294%, 08/25/2037 (P)		7,135	7,111
Duane Street CLO, Series 2005-1A,
Class A2
0.773%, 11/08/2017 (P) (S)		1,358,526	1,322,180
Globaldrive BV, Series 2011-AA, Class A
1.365%, 04/20/2019 (S)	EUR	1,315,481	1,753,142
GSRPM Mortgage Loan Trust,
Series 2003-1, Class A2
0.944%, 01/25/2032 (P)		$70,430	69,038

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES (continued)
Gulf Stream Compass CLO, Ltd.,
Series 2003-1A, Class A
1.021%, 08/27/2015 (P) (S)		$237,548	$232,954
Harvest CLO SA, Series IX, Class A1
2.228%, 03/29/2017 (P)	EUR	611,785	785,657
Landmark CDO, Ltd., Series 2005-1A,
Class A1L
0.788%, 06/01/2017 (P) (S)		$3,264,487	3,192,009
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.804%, 10/25/2034 (P)		134,514	98,140
Magnolia Funding, Ltd.
Series 2010-1A, Class A,
2.015%, 04/11/2021 (S)	EUR	1,487,174	1,840,174
Series 2010-1A, Class A2,
3.000%, 04/20/2017 (S)		600,000	771,286
Series 2010-1A, Class A1,
3.000%, 04/20/2017 (S)		424,997	562,094
Mid-State Trust, Series 1995-4, Class A
8.330%, 04/01/2030		$826,401	831,646
Pacifica CDO, Ltd., Series 2004-4X,
Class A1l
0.853%, 02/15/2017 (P)		1,018,188	996,949
Penta CLO SA, Series 2007-1X, Class A1
1.917%, 06/04/2024 (P)	EUR	871,477	1,071,042
SACO I, Inc., Series 2005-10, Class 1A
0.764%, 06/25/2036 (P)		$212,781	128,232
SLM Student Loan Trust, Series 2003-6,
Class A4
0.746%, 12/17/2018 (P)		214,238	213,662
The Plymouth Rock CLO, Ltd.,
Series 2010-1A, Class A
1.998%, 02/16/2019 (P) (S)		1,374,314	1,369,611
Whitney CLO, Ltd., Series 2004-1A,
Class A1LA
0.778%, 03/01/2017 (P) (S)		1,069,520	1,047,653

TOTAL ASSET BACKED SECURITIES (Cost $27,607,627)			$27,307,719

PREFERRED SECURITIES - 0.0%
United States - 0.0%
SLM Corp., 4.975%		6,200	$136,524

TOTAL PREFERRED SECURITIES (Cost $69,750)			$136,524

OPTIONS PURCHASED - 0.0%
Call Options - 0.0%
Over the Counter Option on the USD vs
JPY (Expiration Date: 03/12/2012;
Strike Price: $89.00; Counterparty:
Morgan Stanley Capital Group, Inc.) (I)		$53,000,000	$7,685

			7,685
Put Options - 0.0%
Over the Counter USD Options on Federal
National Mortgage Assoication, 4.000%
(Expiration Date: 05/07/2012; Strike
Price: $95.50; Counterparty: Bank of
New York Barclays) (I)		150,000,000	195

			195

TOTAL OPTIONS PURCHASED (Cost $22,878)			$7,880

The accompanying notes are an integral part of the financial statements.	66

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COMMERCIAL PAPER - 0.6%
Brazil - 0.6%
Banco do Brasil SA
1.296%, 05/15/2012*		$5,100,000	$5,086,232

			5,086,232

TOTAL COMMERCIAL PAPER (Cost $5,086,232)			$5,086,232

SHORT-TERM INVESTMENTS - 10.2%
U.S. Government* - 3.3%
U.S. Treasury Bill
0.025%, 04/05/2012		138,000	137,997
0.034%, 03/29/2012		260,000	259,994
0.035%, 06/21/2012		800,000	799,914
0.039%, 05/17/2012 (D) (F)		9,200,000	9,199,213
0.052%, 06/28/2012 (D)		4,700,000	4,699,191
0.052%, 05/03/2012 (D)		6,380,000	6,379,416
0.072%, 07/26/2012 (D)		1,240,000	1,239,624
0.115%, 08/09/2012 (D)		1,770,000	1,769,084
0.126%, 08/16/2012 (D)		1,370,000	1,369,194
0.129%, 08/23/2012 (D)		2,650,000	2,648,324
0.146%, 02/07/2013 (D)		600,000	599,168

			29,101,119
Foreign Government* - 6.5%
Japan Treasury Discount Bill
0.102%, 05/28/2012	JPY	1,090,000,000	13,405,698
Mexico Treasury Bill
4.266%, 08/09/2012	MXN	1,430,000,000	10,915,775
4.303%, 08/23/2012		1,400,000,000	10,666,153
4.335%, 04/12/2012		200,000,000	1,549,435
4.354%, 07/26/2012		2,510,000,000	19,199,190
4.437%, 07/12/2012		200,000,000	1,531,991

			57,268,242
Repurchase Agreement - 0.4%
Credit Suisse Repurchase Agreement
dated 02/29/2012 at 0.180% to be
repurchased at $2,500,013 on
03/01/2012, collateralized by
$2,547,000, U.S. Treasury Notes,
0.500% due 11/15/2013 (valued at
$2,560,260, including interest)		$2,500,000	2,500,000
State Street Bank Repurchase Agreement
dated 02/29/2012 at 0.010% to be
repurchased at $608,000 on 3/01/2012,
collateralized by $585,000
U.S. Treasury Notes, 2.375% due
09/30/2014 (valued at $620,831,
including interest)		608,000	608,000

			3,108,000

TOTAL SHORT-TERM INVESTMENTS (Cost $89,283,261)			$89,477,361

Total Investments (Global Bond Fund)
(Cost $1,191,111,398) - 134.9%			$1,190,524,200
Other assets and liabilities, net - (34.9%)			(307,960,341)

TOTAL NET ASSETS - 100.0%			$882,563,859

Global Infrastructure Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.5%
Australia - 3.1%
Sydney Airport	5,000	$14,005
Transurban Group, Ltd.	12,000	71,733

		85,738
Belgium - 1.0%
Elia System Operator SA/NV	647	25,953
Bermuda - 0.2%
Knightsbridge Tankers, Ltd.	300	4,437
Brazil - 5.8%
Cia de Saneamento de Minas Gerais	1,000	25,389
Cia Energetica de Minas Gerais, ADR	2,300	52,509
Companhia de Saneamento Basico de Estado de
Sao Paulo, ADR	561	42,142
CPFL Energia SA, ADR	900	29,169
Ultrapar Participacoes SA, ADR	400	8,968

		158,177
Canada - 21.3%
AltaGas, Ltd.	1,300	40,230
ATCO, Ltd.	700	47,994
Black Diamond Group, Ltd.	2,400	52,271
Bonterra Energy Corp.	200	11,156
Canyon Services Group, Inc.	2,400	35,438
Enbridge, Inc.	3,750	144,788
Finning International, Inc.	1,300	37,787
Gran Tierra Energy, Inc. (I)	3,000	17,434
Midway Energy, Ltd. (I)	6,000	28,683
Neo Material Technologies, Inc. (I)	700	6,162
Pembina Pipeline Corp.	800	22,695
Poseidon Concepts Corp.	3,200	48,447
The Churchill Corp.	1,100	15,553
TransCanada Corp.	1,400	61,572
Western Energy Services Corp. (I)	1,500	14,584

		584,794
China - 1.2%
Huaneng Power International, Inc., H Shares	18,000	11,448
Zhejiang Expressway Company, Ltd., H Shares	30,000	22,677

		34,125
France - 4.2%
Aeroports de Paris	400	31,605
GDF Suez, ADR	1,000	25,840
Groupe Eurotunnel SA	4,400	38,204
Vinci SA	400	20,825

		116,474
Germany - 4.7%
Bilfinger Berger SE	500	48,891
E.ON AG, ADR	1,400	32,060
Fraport AG	800	49,148

		130,099
Hong Kong - 2.3%
China Merchants Holdings
International Company, Ltd.	3,000	10,299
COSCO Pacific, Ltd.	27,000	40,390
Yuexiu Transport Infrastructure, Ltd.	30,000	13,572

		64,261
Indonesia - 0.9%
Jasa Marga Tbk PT	45,000	23,365
Italy - 4.7%
Autostrade SpA	4,000	67,000
Enel SpA	9,500	38,070

The accompanying notes are an integral part of the financial statements.	67

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Global Infrastructure Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Societa Iniziative Autostradali e Servizi SpA	3,000	$24,346

		129,416
Japan - 0.6%
Japan Airport Terminal Company, Ltd.	800	10,701
Nippon Densetsu Kogyo Company, Ltd.	700	6,731

		17,432
Netherlands - 3.3%
Chicago Bridge & Iron Company NV	1,100	51,172
Koninklijke Vopak NV	700	39,051

		90,223
Portugal - 0.2%
EDP - Energias de Portugal SA, ADR	200	5,830
Singapore - 1.1%
CWT, Ltd.	10,000	9,699
Sia Engineering Company, Ltd.	7,000	21,025

		30,724
Spain - 2.0%
Abertis Infraestructuras SA	3,255	55,628
Sweden - 0.5%
NCC AB	600	13,329
Switzerland - 0.5%
Foster Wheeler AG (I)	500	12,315
Thailand - 2.9%
Bangkok Expressway PCL	5,000	3,222
Electricity Generating PCL	10,141	31,664
Ratchaburi Electricity Generating Holding PCL	32,442	45,557

		80,443
United Kingdom - 7.8%
BBA Aviation PLC	5,000	16,102
Centrica PLC	7,700	37,199
National Grid PLC	13,200	134,867
SSE PLC	1,300	27,001

		215,169
United States - 31.2%
AECOM Technology Corp. (I)	500	11,675
Caterpillar, Inc.	700	79,947
Cleco Corp.	1,600	61,568
CSX Corp.	300	6,303
DTE Energy Company	465	25,105
El Paso Corp.	3,200	88,992
El Paso Electric Company	1,741	56,983
Fluor Corp.	1,200	72,576
IDACORP, Inc.	700	28,336
Jacobs Engineering Group, Inc. (I)	900	41,598
KBR, Inc.	1,300	47,216
Macquarie Infrastructure Company LLC	2,000	59,840
Public Service Enterprise Group, Inc.	300	9,234
Southern Company	200	8,838
Southwest Gas Corp.	1,000	42,650
Spectra Energy Corp.	2,500	78,450
The Williams Companies, Inc.	4,600	137,449

		856,760

TOTAL COMMON STOCKS (Cost $2,278,489)		$2,734,692

Total Investments (Global Infrastructure Fund)
(Cost $2,278,489) - 99.5%		$2,734,692
Other assets and liabilities, net - 0.5%		14,176

TOTAL NET ASSETS - 100.0%		$2,748,868

Global Real Estate Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.1%
Australia - 8.2%
Aspen Group	112,732	$59,923
Commonwealth Property Office Fund	1,525,219	1,592,141
Dexus Property Group	971,370	927,348
Goodman Group	4,763,910	3,521,060
GPT Group	1,384,750	4,603,888
Investa Office Fund	3,532,615	2,359,982
Mirvac Group	1,946,838	2,492,098
Stockland	1,931,701	6,531,901
Westfield Group	1,484,974	13,900,424
Westfield Retail Trust	2,521,315	6,756,405

		42,745,170
Canada - 4.1%
Boardwalk Real Estate Investment Trust	48,350	2,719,367
Canadian Real Estate Investment Trust	90,250	3,487,958
Chartwell Seniors Housing Real
Estate Investment Trust	544,650	5,047,694
Dundee Real Estate Investment Trust	53,450	1,858,285
First Capital Realty, Inc.	72,050	1,304,175
H&R Real Estate Investment Trust (L)	279,350	6,668,601

		21,086,080
China - 0.6%
Agile Property Holdings, Ltd.	1,382,000	1,846,152
Country Garden Holdings Company	2,927,000	1,320,880

		3,167,032
France - 4.5%
ICADE	62,000	5,135,374
Klepierre SA	139,000	4,409,835
Unibail-Rodamco SE	71,100	13,730,877

		23,276,086
Germany - 0.6%
GSW Immobilien AG (I)	95,000	2,983,527
Guernsey, C.I. - 0.0%
Camper & Nicholsons
Marina Investments, Ltd. (I)	1,200,000	229,090
Hong Kong - 13.4%
China Overseas Land & Investment, Ltd.	3,475,452	7,174,937
China Resources Land, Ltd.	1,828,000	3,470,658
Hang Lung Properties, Ltd.	1,350,592	5,098,865
Henderson Land Development Company, Ltd.	977,000	6,128,955
Hong Kong Land Holdings, Ltd.	1,251,000	6,874,488
New World Development Company, Ltd.	4,028,000	5,554,514
Sino Land Company, Ltd.	1,741,800	3,106,827
Sun Hung Kai Properties, Ltd.	1,429,173	21,978,389
The Link REIT	1,277,500	4,779,804
Wharf Holdings, Ltd.	915,900	5,716,090

		69,883,527
Italy - 0.0%
BGP Holdings PLC (I)	4,606,148	0
Japan - 9.2%
Advance Residence Investment Corp.	252	467,840
Aeon Mall Company, Ltd.	35,200	783,330
Daiwahouse Residential Investment Corp.	144	905,366
Frontier Real Estate Investment Corp.	48	392,464
Japan Prime Realty Investment Corp.	617	1,631,959
Japan Real Estate Investment Corp. (L)	329	2,907,382
Japan Retail Fund Investment Corp.	875	1,303,752
Mitsubishi Estate Company, Ltd.	681,000	12,339,539
Mitsui Fudosan Company, Ltd.	638,000	12,130,341
Nippon Building Fund, Inc.	326	3,118,839

The accompanying notes are an integral part of the financial statements.	68

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Sumitomo Realty &
Development Company, Ltd.	343,000	$8,018,851
Tokyo Tatemono Company, Ltd.	425,000	1,730,103
United Urban Investment Corp.	2,073	2,279,692

		48,009,458
Jersey, C.I. - 0.4%
LXB Retail Properties PLC (I)	1,160,000	1,992,902
Max Property Group PLC (I)	167,504	242,205

		2,235,107
Netherlands - 1.2%
Corio NV	85,000	4,078,044
Wereldhave NV	32,500	2,428,258

		6,506,302
Norway - 0.4%
Norwegian Property ASA	1,525,000	2,261,238
Singapore - 3.8%
Ascendas Real Estate Investment Trust	695,000	1,140,025
CapitaCommercial Trust	2,543,000	2,399,708
Capitaland, Ltd.	2,721,500	6,655,066
CapitaMall Trust	1,122,000	1,608,559
City Developments, Ltd.	394,000	3,487,457
Global Logistic Properties, Ltd. (I)	2,447,000	4,245,412

		19,536,227
Sweden - 0.8%
Fastighets AB Balder - B Shares (I)	179,151	887,795
Hufvudstaden AB, Class A	290,000	3,217,239

		4,105,034
Switzerland - 0.8%
Swiss Prime Site AG (I)	56,000	4,372,646
United Kingdom - 4.9%
British Land Company PLC	756,279	5,655,646
Derwent London PLC	63,000	1,692,766
Hammerson PLC	1,192,664	7,430,116
Land Securities Group PLC	305,000	3,274,162
Safestore Holdings, Ltd.	775,000	1,466,910
Segro PLC	465,000	1,737,747
Shaftesbury PLC	286,311	2,231,168
Terrace Hill Group PLC	483,135	98,927
Unite Group PLC (I)	595,000	1,750,613

		25,338,055
United States - 46.2%
Apartment Investment & Management
Company, Class A	181,700	4,513,428
AvalonBay Communities, Inc.	88,306	11,450,639
Boston Properties, Inc. (L)	187,900	19,081,245
BRE Properties, Inc. (L)	172,200	8,339,646
Camden Property Trust	177,500	11,005,000
Chesapeake Lodging Trust	84,050	1,481,802
Colonial Properties Trust (L)	81,200	1,666,224
CubeSmart	163,200	1,840,896
DDR Corp.	665,900	9,409,167
Digital Realty Trust, Inc. (L)	34,250	2,483,125
Douglas Emmett, Inc.	268,100	5,648,867
Duke Realty Corp.	309,850	4,300,718
DuPont Fabros Technology, Inc. (L)	180,750	4,139,175
Equity Lifestyle Properties, Inc.	49,400	3,285,594
Equity Residential	87,000	4,949,430
Federal Realty Investment Trust (L)	101,100	9,639,885
General Growth Properties, Inc.	540,100	8,787,427
Health Care REIT, Inc. (L)	298,700	16,261,228

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Healthcare Realty Trust, Inc.	106,850	$2,208,590
Home Properties, Inc. (L)	50,100	2,887,263
Host Hotels & Resorts, Inc. (L)	311,554	4,916,322
Kilroy Realty Corp. (L)	88,350	3,873,264
Kimco Realty Corp.	75,100	1,380,338
LTC Properties, Inc. (L)	100,400	3,098,344
Pebblebrook Hotel Trust	173,250	3,712,748
Pennsylvania Real Estate Investment Trust	3,150	42,273
Prologis, Inc.	239,795	8,071,500
PS Business Parks, Inc.	41,400	2,584,188
Public Storage (L)	55,300	7,414,071
Senior Housing Properties Trust	179,700	3,845,580
Simon Property Group, Inc.	230,723	31,258,352
SL Green Realty Corp. (L)	81,125	6,169,556
Strategic Hotels & Resorts, Inc. (I)	505,100	3,146,773
Sunstone Hotel Investors, Inc. (I)	296,450	2,662,121
Tanger Factory Outlet Centers, Inc. (L)	187,650	5,494,392
Taubman Centers, Inc.	76,250	5,266,588
Ventas, Inc. (L)	46,650	2,608,668
Vornado Realty Trust	87,200	7,126,856
Washington Real Estate Investment Trust	147,300	4,363,022

		240,414,305

TOTAL COMMON STOCKS (Cost $415,648,388)		$516,148,884

ESCROW CERTIFICATES - 0.0%
Austria - 0.0%
Immofinanz AG - Escrow Shares (I)(L)	140,000	0

TOTAL ESCROW CERTIFICATES (Cost $0)		$0

SECURITIES LENDING COLLATERAL - 8.4%
John Hancock Collateral
Investment Trust, 0.3743% (W)(Y)	4,348,774	43,529,055

TOTAL SECURITIES LENDING
COLLATERAL (Cost $43,508,632)		$43,529,055

SHORT-TERM INVESTMENTS - 0.6%
Repurchase Agreement - 0.6%
Repurchase Agreement with State Street Corp.
dated 02/29/2012 at 0.010% to be
repurchased at $2,947,001 on 03/01/2012,
collateralized by $3,000,000 Federal
National Mortgage Association, 0.600% due
09/27/2013 (valued at $3,007,500,
including interest)	$2,947,000	$2,947,000

TOTAL SHORT-TERM INVESTMENTS (Cost $2,947,000)		$2,947,000

Total Investments (Global Real Estate Fund)
(Cost $462,104,020) - 108.1%		$562,624,939
Other assets and liabilities, net - (8.1%)		(42,027,839)

TOTAL NET ASSETS - 100.0%		$520,597,100

Health Sciences Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.6%
Consumer Staples - 1.0%
Food & Staples Retailing - 1.0%
CP ALL PCL	352,400	$771,403

The accompanying notes are an integral part of the financial statements.	69

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Raia Drogasil SA	128,745	$1,253,525
Shoppers Drug Mart Corp.	36,700	1,558,948

		3,583,876

		3,583,876
Health Care - 93.6%
Biotechnology - 33.1%
3SBio Inc., ADR (I)	3,300	38,511
Achillion Pharmaceuticals, Inc. (I)	20,400	214,200
Acorda Therapeutics, Inc. (I)	46,100	1,205,976
Aegerion Pharmaceuticals, Inc. (I)	43,532	728,290
Alexion Pharmaceuticals, Inc. (D)(I)	328,600	27,513,678
Alkermes PLC (I)	242,200	4,265,142
Allos Therapeutics, Inc. (I)	67,000	99,830
AMAG Pharmaceuticals, Inc. (I)	56,300	890,103
Amarin Corp. PLC, ADR (I)	138,500	1,073,375
Amgen, Inc. (D)	75,100	5,103,045
Amylin Pharmaceuticals, Inc. (I)	95,200	1,626,968
Anacor Pharmaceuticals, Inc. (I)	82,100	487,674
Ardea Biosciences, Inc. (I)	51,400	1,095,848
Ariad Pharmaceuticals, Inc. (I)	9,900	141,966
Arqule, Inc. (I)	23,200	164,720
AVEO Pharmaceuticals, Inc. (I)	10,100	131,704
Basilea Pharmaceutica (I)	2,509	132,217
Biocon, Ltd. (I)	31,216	174,029
BioCryst Pharmaceuticals, Inc. (I)	46,100	214,826
Biogen Idec, Inc. (D)(I)	19,900	2,317,753
BioMarin Pharmaceutical, Inc. (I)	115,000	4,111,250
BioMimetic Therapeutics, Inc. (I)	20,400	42,432
Celgene Corp. (D)(I)	92,100	6,753,233
Clovis Oncology, Inc. (I)	20,400	509,796
Cubist Pharmaceuticals, Inc. (I)	78,000	3,343,080
Dendreon Corp. (I)	116,400	1,310,664
Dyadic International, Inc. (I)	34,100	41,602
Dynavax Technologies Corp. (I)	31,000	130,200
Exelixis, Inc. (I)	321,700	1,827,256
Gilead Sciences, Inc. (D)(I)	204,700	9,313,850
Grifols SA, ADR (I)	27,600	196,236
Grifols SA, B Shares (I)	9,316	131,713
GTx, Inc. (I)	43,800	151,548
Halozyme Therapeutics, Inc. (I)	31,000	356,810
Human Genome Sciences, Inc. (I)	225,800	1,779,304
Idenix Pharmaceuticals, Inc. (I)	239,800	2,822,446
Incyte Corp. (I)	433,100	7,345,376
Infinity Pharmaceuticals, Inc. (I)	36,000	293,400
Intercell AG (I)	14,049	44,679
InterMune, Inc. (D)(I)	119,100	1,598,322
Ironwood Pharmaceuticals, Inc. (I)	22,400	299,936
Lexicon Pharmaceuticals, Inc. (I)	65,800	111,860
Medivation, Inc. (I)	48,500	2,872,844
Micromet, Inc. (I)	25,600	281,344
Momenta Pharmaceuticals, Inc. (I)	46,100	675,826
Neurocrine Biosciences, Inc. (I)	195,800	1,540,946
NPS Pharmaceuticals, Inc. (I)	103,000	702,460
Onyx Pharmaceuticals, Inc. (I)	34,300	1,314,376
Pharmacyclics, Inc. (I)	184,200	4,639,998
Poniard Pharmaceuticals, Inc. (I)	2,787	2,843
Puma Biotechnology (I)(R)	14,156	53,085
Regeneron Pharmaceuticals, Inc. (D)(I)	71,300	7,471,527
Rigel Pharmaceuticals, Inc. (I)	88,100	881,000
Savient Pharmaceuticals, Inc. (I)	12,000	24,120
Seattle Genetics, Inc. (I)	55,300	1,020,838
Sinovac Biotech, Ltd. (I)	61,700	130,804
Swedish Orphan Biovitrum AB (I)	138,197	400,425

Health Sciences Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Targacept, Inc. (I)	23,200	$158,224
Theravance, Inc. (I)	73,200	1,368,840
Threshold Pharmaceuticals Inc. (I)	24,200	125,598
Tranzyme, Inc. (I)	90,300	455,112
United Therapeutics Corp. (I)	10,400	496,392
Vertex Pharmaceuticals, Inc. (D)(I)	51,100	1,988,812
Vical, Inc. (I)	155,000	496,000
YM Biosciences, Inc. (I)	314,500	635,290

		117,871,552
Health Care Equipment & Supplies - 14.6%
Arthrocare Corp. (I)	29,400	767,340
Baxter International, Inc. (D)	118,000	6,859,340
China Kanghui Holdings, Inc., ADR (I)	81,900	1,520,883
Conceptus, Inc. (I)	99,000	1,333,530
Covidien PLC	131,200	6,855,200
DENTSPLY International, Inc.	180,400	6,977,872
Dynavox, Inc., Class A (I)	35,300	111,901
Edwards Lifesciences Corp. (D)(I)	43,100	3,151,903
Endologix, Inc. (I)	20,400	269,892
EnteroMedics, Inc. (I)	177,900	387,822
Gen-Probe, Inc. (I)	4,500	307,260
Genmark Diagnostics Inc. (I)	79,300	329,888
HeartWare International, Inc. (I)	28,700	2,102,562
Hill-Rom Holdings, Inc.	19,900	676,003
IDEXX Laboratories, Inc. (I)	47,000	4,030,250
Insulet Corp. (I)	58,100	1,145,732
Intuitive Surgical, Inc. (D)(I)	1,300	665,106
Nobel Biocare Holding AG (I)	15,052	177,726
Shandong Weigao Group Medical Polymer
Company, Ltd., H Shares	636,000	628,376
Sonova Holding AG (I)	3,512	391,884
St. Jude Medical, Inc.	500	21,060
Straumann Holding AG	2,208	349,804
Stryker Corp.	110,400	5,921,856
The Cooper Companies, Inc.	18,100	1,438,588
Tornier BV (I)	8,900	209,150
Volcano Corp. (I)	53,200	1,491,196
Zimmer Holdings, Inc. (D)	64,700	3,930,525

		52,052,649
Health Care Providers & Services - 20.7%
Acadia Healthcare Co., Inc. (I)	56,200	786,238
Aetna, Inc.	11,300	528,388
AMERIGROUP Corp. (I)	68,500	4,653,205
AmerisourceBergen Corp.	93,500	3,492,225
Amil Participacoes SA	52,700	607,634
Bangkok Dusit Medical Services PCL	785,400	1,952,795
Cardinal Health, Inc.	400	16,620
Catalyst Health Solutions, Inc. (I)	57,448	3,562,925
Centene Corp. (I)	36,400	1,776,320
Community Health Systems, Inc. (I)	25,800	651,192
DaVita, Inc. (I)	33,800	2,925,390
Express Scripts, Inc. (I)	82,200	4,383,726
Fleury SA	60,200	858,523
Fortis Healthcare, Ltd. (I)	221,535	487,152
Fresenius Medical Care AG &
Company KGaA	24,241	1,697,557
Fresenius SE & Company KGaA	6,021	622,310
HCA Holdings, Inc.	48,500	1,293,495
Health Management
Associates, Inc., Class A (I)	96,700	713,646
Henry Schein, Inc. (D)(I)	65,400	4,840,908
HMS Holdings Corp. (I)	59,100	1,904,202
Laboratory Corp. of America Holdings (I)	6,800	611,252

The accompanying notes are an integral part of the financial statements.	70

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
LCA-Vision, Inc. (I)	100,300	$864,586
McKesson Corp. (D)	84,800	7,081,649
Medco Health Solutions, Inc. (I)	9,900	669,141
Mednax, Inc. (I)	36,400	2,707,796
MWI Veterinary Supply, Inc. (I)	6,400	554,048
Odontoprev SA	30,100	524,088
Owens & Minor, Inc.	22,600	677,096
Quest Diagnostics, Inc.	12,300	714,015
Select Medical Holdings Corp. (I)	100,900	849,578
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares (I)	533,700	978,584
Sinopharm Group Company, Ltd., H Shares	136,000	369,429
Triple-S Management Corp., Class B (I)	20,200	478,134
UnitedHealth Group, Inc. (D)	131,200	7,314,400
Universal Health Services, Inc., Class B	94,900	4,233,489
WellCare Health Plans, Inc. (I)	36,000	2,442,960
WellPoint, Inc. (D)	76,100	4,994,443

		73,819,139
Health Care Technology - 5.0%
Allscripts Healthcare Solutions, Inc. (I)	163,700	3,162,684
athenahealth, Inc. (I)	48,400	3,420,428
Cerner Corp. (I)	21,500	1,587,345
SXC Health Solutions Corp. (D)(I)	139,200	9,855,360

		18,025,817
Life Sciences Tools & Services - 3.2%
Agilent Technologies, Inc.	5,300	231,186
BG Medicine, Inc. (I)	28,700	222,138
Bruker Corp. (I)	92,000	1,474,760
Covance, Inc. (I)	60,700	2,897,211
Illumina, Inc. (D)(I)	27,870	1,428,338
Mettler-Toledo International, Inc. (I)	3,000	540,840
Thermo Fisher Scientific, Inc.	79,100	4,478,642

		11,273,115
Pharmaceuticals - 17.0%
Abbott Laboratories	29,100	1,647,351
Allergan, Inc. (D)	14,500	1,299,055
Auxilium Pharmaceuticals, Inc. (I)	62,100	1,227,096
AVANIR Pharmaceuticals, Class A (I)	675,500	1,864,380
Bayer AG	19,807	1,463,531
Bayer AG, ADR	400	29,578
Cadence Pharmaceuticals, Inc. (I)	123,400	462,750
Cardiome Pharma Corp. (I)	103,000	229,690
Chemocentryx Inc. (I)	10,300	105,472
China Medical System Holdings, Ltd.	2,197,400	1,687,160
Depomed, Inc. (I)	46,600	293,114
Elan Corp. PLC, ADR (I)	376,697	4,708,713
Endocyte, Inc. (I)	23,700	84,135
Forest Laboratories, Inc. (I)	100	3,252
GlaxoSmithKline Pharmaceuticals, Ltd.	5,035	212,759
Hikma Pharmaceuticals PLC	15,052	175,446
Hospira, Inc. (I)	25,700	915,434
Impax Laboratories, Inc. (I)	52,000	1,214,200
ISTA Pharmaceuticals, Inc. (I)	51,400	425,592
Jazz Pharmaceuticals PLC (I)	44,100	2,313,927
Lijun International
Pharmaceutical Holding, Ltd.	505,000	73,525
MAP Pharmaceuticals, Inc. (I)	36,000	577,800
Medicis Pharmaceutical Corp., Class A	100	3,494
Merck & Company, Inc. (D)	124,800	4,763,616
Mylan, Inc. (I)	900	21,096
Nektar Therapeutics (I)	38,800	278,196
Newron Pharmaceuticals SpA (I)	4,938	13,620
Novo Nordisk A/S	9,533	1,337,515

Health Sciences Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Optimer Pharmaceuticals, Inc. (I)	66,100	$845,419
Pacira Pharmaceuticals, Inc. (I)	100,300	1,073,210
Par Pharmaceutical Companies, Inc. (I)	5,300	196,683
Pfizer, Inc.	95,900	2,023,490
Ranbaxy Laboratories, Ltd.	50,349	438,653
Roche Holdings AG	16,969	2,952,106
Salix Pharmaceuticals, Ltd. (I)	19,400	956,808
Sanofi	4,014	297,109
Sawai Pharmaceutical Company, Ltd.	19,100	1,860,030
Shire PLC	17,580	613,726
Shire PLC, ADR	19,200	2,009,280
Simcere Pharmaceutical Group, ADR (I)	46,100	398,765
Sun Pharmaceutical Industries, Ltd.	30,209	337,188
Teva Pharmaceutical Industries, Ltd., ADR	34,300	1,536,983
The Medicines Company (I)	249,700	5,351,071
Towa Pharmaceutical Company, Ltd.	20,600	893,834
UCB SA	14,551	586,978
Valeant
Pharmaceuticals International, Inc. (D)(I)	177,700	9,402,107
Vectura Group PLC (I)	120,419	110,070
Warner Chilcott PLC, Class A (I)	32,400	542,052
Watson Pharmaceuticals, Inc. (I)	5,400	314,928
XenoPort, Inc. (I)	144,100	576,400

		60,748,387

		333,790,659
Industrials - 0.3%
Professional Services - 0.3%
The Advisory Board Company (I)	14,215	1,150,562
Information Technology - 1.0%
IT Services - 0.3%
MAXIMUS, Inc.	26,400	1,101,144
Software - 0.7%
Nuance Communications, Inc. (I)	90,500	2,345,760

		3,446,904
Materials - 0.7%
Chemicals - 0.7%
Monsanto Company (D)	35,200	2,723,776

TOTAL COMMON STOCKS (Cost $291,058,204)		$344,695,777

CONVERTIBLE BONDS - 0.1%
Health Care - 0.1%
HeartWare International Inc.
3.500%, 12/15/2017	$100,000	$108,500
Insulet Corp. 3.750%, 06/15/2016	100,000	105,750

		214,250

TOTAL CONVERTIBLE BONDS (Cost $197,050)		$214,250

OPTIONS PURCHASED - 0.0%
Call Options - 0.0%
Over the Counter Options on Map
Pharmaceuticals, Inc. (Expiration Date:
04/21/2012; Strike Price: $20.00) (I)	3,500	7,294

TOTAL OPTIONS PURCHASED (Cost $7,294)		$7,294

WARRANTS - 0.0%
Puma Biotechnology (Expiration date:
10/04/2021; Strike Price: $0.01) (I)(R)	1	0

TOTAL WARRANTS (Cost $0)		$0

The accompanying notes are an integral part of the financial statements.	71

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 4.9%
Money Market Funds - 4.9%
State Street Institutional U.S. Government
Money Market Fund, 0.0019% (Y)	$2,143,225	$2,143,225
T. Rowe Price Investment Reserve
Fund, 0.0948% (Y)	15,282,355	15,282,355

TOTAL SHORT-TERM INVESTMENTS (Cost $17,425,580)		$17,425,580

Total Investments (Health Sciences Fund)
(Cost $308,688,128) - 101.6%		$362,342,901
Other assets and liabilities, net - (1.6%)		(5,776,457)

TOTAL NET ASSETS - 100.0%		$356,566,444

Heritage Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.4%
Consumer Discretionary - 18.2%
Auto Components - 1.0%
BorgWarner, Inc. (I)(L)	21,859	$1,810,800
Diversified Consumer Services - 0.2%
Apollo Group, Inc., Class A (I)	10,048	428,447
Hotels, Restaurants & Leisure - 5.1%
Arcos Dorados Holdings, Inc., Class A	42,210	887,254
Bally Technologies, Inc. (I)	15,954	685,065
Buffalo Wild Wings, Inc. (I)	3,193	276,163
Chipotle Mexican Grill, Inc. (I)(L)	7,310	2,852,508
Las Vegas Sands Corp.	25,074	1,394,365
Panera Bread Company, Class A (I)	8,285	1,280,695
Starwood Hotels & Resorts Worldwide, Inc. (L)	33,864	1,825,270

		9,201,320
Internet & Catalog Retail - 2.1%
Netflix, Inc. (I)(L)	7,291	807,332
priceline.com, Inc. (I)	4,707	2,951,383

		3,758,715
Media - 0.6%
CBS Corp., Class B	33,874	1,012,833
Specialty Retail - 7.3%
GNC Holdings, Inc., Class A	31,255	1,011,724
O’Reilly Automotive, Inc. (I)	52,932	4,578,618
PetSmart, Inc.	50,240	2,800,378
Tractor Supply Company	21,109	1,804,186
Ulta Salon Cosmetics & Fragrance, Inc.	35,348	2,942,368

		13,137,274
Textiles, Apparel & Luxury Goods - 1.9%
Deckers Outdoor Corp. (I)	4,483	335,149
Fossil, Inc. (I)	6,624	807,996
Lululemon Athletica, Inc. (I)(L)	13,570	909,461
Michael Kors Holdings Ltd. (I)	32,912	1,423,444

		3,476,050

		32,825,439
Consumer Staples - 7.3%
Beverages - 0.9%
Monster Beverage Corp. (I)	28,132	1,608,869
Food & Staples Retailing - 3.6%
Costco Wholesale Corp.	22,374	1,925,506
The Fresh Market, Inc. (I)	20,732	933,355

Heritage Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Whole Foods Market, Inc.	44,180	$3,567,093

		6,425,954
Food Products - 2.0%
Green Mountain Coffee Roasters, Inc. (I)(L)	14,033	911,724
Mead Johnson Nutrition Company	35,167	2,734,234

		3,645,958
Household Products - 0.8%
Church & Dwight Company, Inc.	32,533	1,553,125

		13,233,906
Energy - 10.2%
Energy Equipment & Services - 5.5%
Atwood Oceanics, Inc. (I)	22,650	1,077,234
National Oilwell Varco, Inc.	62,555	5,162,664
Oceaneering International, Inc.	26,862	1,457,801
Oil States International, Inc. (I)	26,912	2,185,793

		9,883,492
Oil, Gas & Consumable Fuels - 4.7%
Cabot Oil & Gas Corp. (L)	32,346	1,128,228
Concho Resources, Inc. (I)(L)	29,195	3,119,194
Linn Energy LLC	34,333	1,309,804
Peabody Energy Corp.	23,397	816,087
SandRidge Energy, Inc. (I)	115,862	1,004,524
SM Energy Company	13,084	1,029,972

		8,407,809

		18,291,301
Financials - 5.2%
Capital Markets - 2.1%
KKR & Company LP	60,109	860,761
Lazard, Ltd., Class A	52,481	1,598,571
Raymond James Financial, Inc.	38,275	1,353,787

		3,813,119
Commercial Banks - 1.3%
East West Bancorp, Inc.	43,004	951,248
KeyCorp	54,620	442,422
SVB Financial Group (I)(L)	15,045	891,868

		2,285,538
Consumer Finance - 1.1%
Discover Financial Services	67,819	2,035,248
Real Estate Management & Development - 0.7%
CBRE Group, Inc. (I)	68,996	1,264,697

		9,398,602
Health Care - 13.3%
Biotechnology - 3.0%
Alexion Pharmaceuticals, Inc. (I)	36,699	3,072,807
Cepheid, Inc. (I)	24,073	972,308
Grifols SA (I)	66,348	1,380,868

		5,425,983
Health Care Equipment & Supplies - 2.9%
Intuitive Surgical, Inc. (I)(L)	3,586	1,834,669
MAKO Surgical Corp. (I)(L)	28,646	1,120,059
Sirona Dental Systems, Inc. (I)	23,113	1,153,339
The Cooper Companies, Inc.	13,102	1,041,347

		5,149,414
Health Care Providers & Services - 1.4%
Catalyst Health Solutions, Inc. (I)	27,342	1,695,751

The accompanying notes are an integral part of the financial statements.	72

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Heritage Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Centene Corp. (I)	18,191	$887,721

		2,583,472
Health Care Technology - 3.9%
Allscripts Healthcare Solutions, Inc. (I)	18,673	360,762
Cerner Corp. (I)(L)	33,605	2,481,057
SXC Health Solutions Corp. (I)	59,002	4,177,342

		7,019,161
Pharmaceuticals - 2.1%
Elan Corp. PLC, ADR (I)	67,167	839,588
Questcor Pharmaceuticals, Inc. (I)(L)	34,991	1,361,150
Shire PLC, ADR	15,996	1,673,981

		3,874,719

		24,052,749
Industrials - 16.8%
Aerospace & Defense - 3.8%
BE Aerospace, Inc. (I)	51,759	2,372,633
Spirit Aerosystems Holdings, Inc., Class A (I)	58,732	1,407,219
TransDigm Group, Inc. (I)	25,920	3,079,037

		6,858,889
Commercial Services & Supplies - 2.3%
Cintas Corp. (L)	22,521	868,410
Clean Harbors, Inc. (I)	25,720	1,727,355
Stericycle, Inc. (I)(L)	17,495	1,518,041

		4,113,806
Construction & Engineering - 1.5%
Chicago Bridge & Iron Company NV	34,911	1,624,060
KBR, Inc.	7,547	274,107
Quanta Services, Inc. (I)	40,630	849,167

		2,747,334
Electrical Equipment - 0.4%
Polypore International, Inc. (I)(L)	16,517	679,179
Machinery - 5.0%
Chart Industries, Inc. (I)(L)	24,791	1,695,456
Joy Global, Inc.	27,050	2,352,268
Pall Corp.	15,555	986,965
Terex Corp. (I)	27,362	694,721
Titan International, Inc. (L)	34,980	861,907
Trinity Industries, Inc.	38,385	1,334,263
Woodward, Inc.	24,922	1,090,836

		9,016,416
Marine - 0.6%
Kirby Corp. (I)(L)	15,495	1,063,267
Road & Rail - 1.5%
Kansas City Southern (I)	37,739	2,625,880
Trading Companies & Distributors - 1.7%
Fastenal Company	36,976	1,947,896
United Rentals, Inc. (I)(L)	28,262	1,177,960

		3,125,856

		30,230,627
Information Technology - 20.7%
Communications Equipment - 0.7%
F5 Networks, Inc. (I)	9,991	1,248,475
Computers & Peripherals - 2.1%
Apple, Inc. (I)	6,964	3,777,552
Electronic Equipment, Instruments & Components - 2.4%
Jabil Circuit, Inc.	100,448	2,594,572

Heritage Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Trimble Navigation, Ltd. (I)	36,287	$1,824,873

		4,419,445
Internet Software & Services - 2.7%
Baidu, Inc., ADR (I)	17,135	2,342,355
LinkedIn Corp., Class A (I)(L)	12,432	1,079,968
Rackspace Hosting, Inc. (I)	27,112	1,416,331

		4,838,654
IT Services - 4.9%
Alliance Data Systems Corp. (I)(L)	34,533	4,190,925
Cognizant Technology
Solutions Corp., Class A (I)	14,007	993,797
Teradata Corp. (I)	38,442	2,558,315
VeriFone Systems, Inc. (I)	21,514	1,030,305

		8,773,342
Semiconductors & Semiconductor Equipment - 3.5%
ARM Holdings PLC	117,707	1,066,015
Avago Technologies, Ltd.	50,047	1,882,268
Cypress Semiconductor Corp. (I)	58,760	1,013,610
Xilinx, Inc.	64,101	2,367,250

		6,329,143
Software - 4.4%
Check Point Software Technologies, Ltd. (I)(L)	41,733	2,427,191
CommVault Systems, Inc. (I)	24,971	1,287,754
NetSuite, Inc. (I)	42,601	2,032,068
Nuance Communications, Inc. (I)(L)	40,333	1,045,431
Salesforce.com, Inc. (I)	7,770	1,112,353

		7,904,797

		37,291,408
Materials - 5.3%
Chemicals - 2.8%
Airgas, Inc.	27,012	2,223,898
Albemarle Corp.	19,585	1,302,794
FMC Corp.	15,072	1,491,676

		5,018,368
Containers & Packaging - 1.0%
Rock-Tenn Company, Class A	26,405	1,861,288
Metals & Mining - 1.5%
Carpenter Technology Corp.	18,927	970,955
Cliffs Natural Resources, Inc. (L)	27,821	1,766,077

		2,737,032

		9,616,688
Telecommunication Services - 1.4%
Wireless Telecommunication Services - 1.4%
SBA Communications Corp., Class A (I)	36,260	1,701,682
TIM Participacoes SA, ADR	26,732	803,297

		2,504,979

		2,504,979

TOTAL COMMON STOCKS (Cost $130,249,259)		$177,445,699

SECURITIES LENDING COLLATERAL - 15.2%
John Hancock Collateral
Investment Trust, 0.3743% (W)(Y)	2,735,831	27,384,305

TOTAL SECURITIES LENDING
COLLATERAL (Cost $27,369,105)		$27,384,305

The accompanying notes are an integral part of the financial statements.	73

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Heritage Fund (continued)
		Shares or
		Principal
		Amount	Value

SHORT-TERM INVESTMENTS - 2.1%
Money Market Funds - 2.1%
State Street Institutional U.S. Government
Money Market Fund, 0.0019% (Y)		3,684,323	$3,684,323

TOTAL SHORT-TERM INVESTMENTS (Cost $3,684,323)			$3,684,323

Total Investments (Heritage Fund)
(Cost $161,302,687) - 115.7%			$208,514,327
Other assets and liabilities, net - (15.7%)			(28,220,316)

TOTAL NET ASSETS - 100.0%			$180,294,011

High Income Fund
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS - 49.4%
Consumer Discretionary - 24.7%
Allison Transmission, Inc.
7.125%, 05/15/2019 (S)		$2,500,000	$2,574,991
American Axle & Manufacturing, Inc.
9.250%, 01/15/2017 (S)		1,015,000	1,136,800
Beazer Homes USA, Inc.
9.125%, 06/15/2018 to 05/15/2019		5,270,000	4,505,175
Burlington Coat Factory Warehouse Corp.
10.000%, 02/15/2019		4,155,000	4,264,069
Canadian Satellite Radio Holdings, Inc.
8.000%, 09/10/2014	CAD	4,445,000	4,492,395
9.750%, 06/21/2018		4,976,000	5,360,871
CCO Holdings LLC 6.625%, 01/31/2022		$860,000	918,050
Chrysler Group LLC 8.250%, 06/15/2021		3,700,000	3,737,000
Clear Channel Communications, Inc., PIK
11.000%, 08/01/2016		10,059,396	8,047,517
Desarrolladora Homex SAB de CV
9.750%, 03/25/2020 (S)		1,305,000	1,350,675
DISH DBS Corp. 6.750%, 06/01/2021		1,300,000	1,443,000
Exide Technologies 8.625%, 02/01/2018		12,258,000	9,530,595
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H)(S)		20,530,000	12,831
Greektown Superholdings, Inc.
13.000%, 07/01/2015 (V)		1,304,000	1,431,140
Jaguar Land Rover PLC
8.125%, 05/15/2021 (S)		3,500,000	3,613,750
Little Traverse Bay Bands of Odawa
Indians 9.000%, 08/31/2020 (S)		5,580,000	4,910,400
Mashantucket Western Pequot Tribe,
Series A 8.500%, 11/15/2015 (H)(S)		24,547,000	1,227,350
MGM Mirage, Inc. 7.625%, 01/15/2017		2,655,000	2,708,100
Mohegan Tribal Gaming Authority
6.125%, 02/15/2013		7,650,000	6,502,500
6.875%, 02/15/2015		2,170,000	1,529,850
7.125%, 08/15/2014		7,370,000	5,195,850
8.000%, 04/01/2012		2,295,000	1,950,750
11.500%, 11/01/2017 (S)		3,560,000	3,462,100
PVH Corp. 7.375%, 05/15/2020		1,000,000	1,110,000
Standard Pacific Corp.
8.375%, 01/15/2021		1,565,000	1,662,813
Tenneco, Inc. 6.875%, 12/15/2020		828,000	888,030
The Goodyear Tire & Rubber Company
7.000%, 05/15/2022		475,000	482,719
8.750%, 08/15/2020		1,250,000	1,376,563
Tower Automotive Holdings USA LLC
10.625%, 09/01/2017 (S)		775,000	852,500
Visteon Corp. 6.750%, 04/15/2019		926,000	935,260

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Waterford Gaming LLC
8.625%, 09/15/2014 (S)	$1,965,256	$983,930
WMG Acquisition Corp.
9.500%, 06/15/2016	1,234,000	1,363,570
11.500%, 10/01/2018 (S)	1,705,000	1,811,563

		91,372,707
Consumer Staples - 1.6%
Reynolds Group Issuer, Inc.
9.875%, 08/15/2019 (S)	3,000,000	3,101,250
Rite Aid Corp. 9.375%, 12/15/2015	2,600,000	2,678,000

		5,779,250
Energy - 1.2%
Linn Energy LLC 6.250%, 11/01/2019 (S)	1,770,000	1,767,788
Peabody Energy Corp.
6.250%, 11/15/2021 (S)	2,485,000	2,603,038

		4,370,826
Financials - 2.1%
Nationstar Mortgage 10.875%, 04/01/2015	1,000,000	1,040,000
Realogy Corp.
11.500%, 04/15/2017	1,200,000	1,098,000
12.000%, 04/15/2017	4,853,607	4,465,318
Regions Bank 6.450%, 06/26/2037	1,310,000	1,205,200

		7,808,518
Health Care - 4.0%
Catalent Pharma Solutions, Inc., PIK
9.500%, 04/15/2015	1,940,000	2,003,050
Community Health Systems, Inc.
8.875%, 07/15/2015	1,045,000	1,094,638
Endo Pharmaceuticals Holdings, Inc.
7.250%, 01/15/2022	1,940,000	2,158,250
HCA, Inc.
8.000%, 10/01/2018	3,000,000	3,307,500
8.500%, 04/15/2019	1,495,000	1,674,400
Kinetic Concepts, Inc.
10.500%, 11/01/2018 (S)	1,265,000	1,315,600
National Mentor Holdings, Inc.
12.500%, 02/15/2018 (S)	3,480,000	3,401,700

		14,955,138
Industrials - 3.9%
Colt Defense LLC 8.750%, 11/15/2017	7,050,000	4,829,250
Huntington Ingalls Industries, Inc.
7.125%, 03/15/2021	1,725,000	1,847,906
Swift Services Holdings, Inc.
10.000%, 11/15/2018	2,620,000	2,865,625
U.S. Airways 2010-1 Class A Pass
Through Trust 6.250%, 04/22/2023	2,419,307	2,425,355
UR Financing Escrow Corp.
7.375%, 05/15/2020 (S)	660,000	676,500
Western Express, Inc.
12.500%, 04/15/2015 (S)	3,395,000	1,629,600

		14,274,236
Information Technology - 0.2%
CDW LLC 8.000%, 12/15/2018	785,000	851,725
Materials - 6.7%
American Pacific Corp.
9.000%, 02/01/2015	7,485,000	7,279,163
Ball Corp. 5.750%, 05/15/2021	2,460,000	2,644,500
FMG Resources August 2006 Pty, Ltd.
6.875%, 02/01/2018 (S)	1,370,000	1,445,350
7.000%, 11/01/2015 (S)	1,075,000	1,136,813

The accompanying notes are an integral part of the financial statements.	74

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Rain CII Carbon LLC
8.000%, 12/01/2018 (S)	$8,430,000	$8,872,575
Sappi Papier Holding GmbH
7.500%, 06/15/2032 (S)	673,000	551,860
Solo Cup Company 8.500%, 02/15/2014	875,000	859,688
Tembec Industries, Inc.
11.250%, 12/15/2018	1,000,000	1,075,000
Thompson Creek Metals Company, Inc.
7.375%, 06/01/2018	985,000	943,138

		24,808,087
Telecommunication Services - 3.6%
Digicel, Ltd. 7.000%, 02/15/2020 (S)	625,000	631,250
Intelsat Jackson Holdings SA
11.250%, 06/15/2016	1,000,000	1,057,500
Intelsat Luxembourg SA
11.250%, 02/04/2017	7,195,000	7,419,844
Nextel Communications, Inc.
7.375%, 08/01/2015	3,795,000	3,747,563
Sprint Nextel Corp.
9.000%, 11/15/2018 (S)	440,000	490,600

		13,346,757
Utilities - 1.4%
Calpine Corp. 7.875%, 01/15/2023 (S)	1,700,000	1,853,000
NRG Energy, Inc. 7.875%, 05/15/2021	3,240,000	3,215,700

		5,068,700

TOTAL CORPORATE BONDS (Cost $194,137,250)		$182,635,944

CONVERTIBLE BONDS - 16.4%
Consumer Discretionary - 12.5%
Ford Motor Company 4.250%, 11/15/2016	8,490,000	13,499,100
MGM Resorts International
4.250%, 04/15/2015	1,276,000	1,368,510
Saks, Inc. 7.500%, 12/01/2013 (S)	1,735,000	3,836,519
XM Satellite Radio, Inc.
7.000%, 12/01/2014 (S)	18,690,000	27,427,575

		46,131,704
Consumer Staples - 0.2%
Alliance One International, Inc.
5.500%, 07/15/2014	650,000	636,188
Industrials - 3.0%
United Continental Holdings, Inc.
6.000%, 10/15/2029	2,555,000	6,355,563
US Airways Group, Inc.
7.250%, 05/15/2014	2,700,000	4,782,375

		11,137,938
Information Technology - 0.7%
Equinix, Inc. 4.750%, 06/15/2016	1,550,000	2,817,125

TOTAL CONVERTIBLE BONDS (Cost $49,224,274)		$60,722,955

TERM LOANS (M) - 5.0%
Consumer Discretionary - 2.7%
Clear Channel Communications, Inc.
3.894%, 01/29/2016	5,738,814	4,706,855
Fontainebleau Las Vegas Holdings LLC
- 06/06/2014 (H)(T)	1,618,638	441,079
- 06/06/2014 (H)(T)	757,938	206,538
Harrah’s Las Vegas Propco LLC
3.250%, 02/13/2013	1,000,000	771,000
Revel Entertainment LLC
9.000%, 02/17/2017	2,040,000	2,014,500

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Consumer Discretionary (continued)
The Star Tribune Company
8.000%, 09/29/2014	$327,342	$297,881
8.000%, 09/29/2014	290,971	267,693
Vertis, Inc.
11.750%, 12/31/2015	3,282,976	1,190,079

		9,895,625
Consumer Staples - 0.2%
Great Atlantic & Pacific Tea Company
8.750%, 06/14/2012	988,611	992,895
Financials - 2.1%
iStar Financial, Inc.
7.000%, 06/30/2014	5,265,000	5,236,701
Realogy Corp.
13.500%, 10/15/2017	675,000	695,250
Springleaf Finance Funding Company
5.500%, 05/10/2017	2,000,000	1,818,334

		7,750,285

TOTAL TERM LOANS (Cost $20,510,949)		$18,638,805

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.2%
Commercial & Residential - 0.2%
Harborview Mortgage Loan Trust
Series 2007-3, Class ES IO,
0.350%, 05/19/2047	36,087,813	225,549
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	44,390,794	277,886
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)	30,156,663	191,495

		694,930

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $447,507)		$694,930

COMMON STOCKS - 8.7%
Consumer Discretionary - 4.5%
Beazer Homes USA, Inc. (I)	269,566	$841,046
Canadian Satellite Radio Holdings, Inc.	268,076	864,281
Canadian Satellite Radio
Holdings, Inc., Class A (I)	577,161	1,860,775
Charter Communications, Inc., Class A (I)	103,716	6,576,632
Greektown Superholdings, Inc. (I)(V)	7,894	598,997
Lear Corp.	108,208	4,892,084
The Star Tribune Company	11,462	303,743
Trump Entertainment Resorts, Inc. (I)	175,054	350,108
Vertis Holdings, Inc.	203,071	288,361

		16,576,027
Energy - 0.0%
Ophir Energy PLC (I)	1	6
Financials - 0.6%
Talmer Bancorp, Inc. (I)(S)	279,167	2,055,321
Industrials - 3.6%
Delta Air Lines, Inc. (I)	1,375,039	13,489,133
Materials - 0.0%
AbitibiBowater, Inc. (I)	24	367

TOTAL COMMON STOCKS (Cost $40,272,018)		$32,120,854

PREFERRED SECURITIES - 16.1%
Consumer Discretionary - 8.2%
Beazer Homes USA, Inc., 7.250%	30,239	$465,076
Beazer Homes USA, Inc., 7.500%	30,240	543,110

The accompanying notes are an integral part of the financial statements.	75

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Consumer Discretionary (continued)
Dana Holding Corp., 4.000%	40,000	$5,487,480
General Motors Company,
Series B, 4.750%	147,469	6,295,452
Greektown
Superholdings, Inc., Series A (V)	168,490	12,785,021
The Goodyear Tire & Rubber
Company, 5.875%	101,459	4,736,106

		30,312,245
Financials - 4.3%
2010 Swift Mandatory Common Exchange
Security Trust, 6.000%	286,430	3,333,186
Bank of America Corp., Series L, 7.250%	5,935	5,594,331
Citigroup, Inc., 7.500%	9,533	944,244
iStar Financial, Inc., Series E, 7.875%	232,840	4,400,676
iStar Financial, Inc., Series F, 7.800%	78,060	1,465,186

		15,737,623
Industrials - 3.6%
Continental Airlines
Finance Trust II, 6.000%	404,274	13,416,843

TOTAL PREFERRED SECURITIES (Cost $55,931,255)		$59,466,711

ESCROW CERTIFICATES - 0.1%
Consumer Discretionary - 0.0%
Adelphia Communications Corp.
7.750%, 01/15/2049 (I)	3,000,000	18,600
9.875%, 03/01/2049 (I)	1,965,000	12,183
10.250%, 11/01/2049 (I)	985,000	6,107
SuperMedia, Inc. 8.000%, 11/15/2016 (I)	18,405,000	0

		36,890
Materials - 0.1%
Smurfit-Stone Container Corp.
8.000%, 03/15/2017 (I)	8,000,000	170,000

TOTAL ESCROW CERTIFICATES (Cost $391,746)		$206,890

WARRANTS - 0.2%
Charter Communications, Inc., Class A
(Expiration Date: 11/30/14; Strike
Price: $46.86) (I)	43,795	920,133
The Star Tribune Company (Expiration
Date: 09/28/2013; Strike
Price $151.23) (I)	4,835	0

TOTAL WARRANTS (Cost $175,185)		$920,133

SHORT-TERM INVESTMENTS - 1.2%
Repurchase Agreement - 1.2%
Repurchase Agreement with State
Street Corp. dated 02/29/2012 at 0.010%
to be repurchased at $4,310,051 on
03/01/2012, collateralized by $3,124,000
Federal Home Loan Mortgage
Association, 6.250% due 05/15/2029
(valued at $4,367,188, including
interest) and $34,050 U.S. Treasury
Notes, 0.010% due 03/08/2012 (valued
at $34,998, including interest)	$4,310,050	$4,310,050

TOTAL SHORT-TERM INVESTMENTS (Cost $4,310,050)		$4,310,050

Total Investments (High Income Fund)
(Cost $365,400,234) - 97.3%		$359,717,272
Other assets and liabilities, net - 2.7%		10,149,019

TOTAL NET ASSETS - 100.0%		$369,866,291

High Yield Fund
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 3.5%
Argentina - 1.1%
Republic of Argentina
2.260%, 12/31/2038	EUR	508,123	$215,074
7.000%, 09/12/2013 to 10/03/2015		$5,837,000	5,668,661
7.820%, 12/31/2033 (P)	EUR	1,152,746	1,019,774
8.750%, 06/02/2017		$1,595,914	1,591,924
12/15/2035 (I)		48,000	6,528
12/15/2035 (I)	EUR	12,603,351	1,972,994
12/15/2035 (I)	ARS	1,938,355	57,251

			10,532,206
Brazil - 0.6%
Federative Republic of Brazil, Series F
10.000%, 01/01/2014	BRL	1,125,000	667,410
Notas do Tesouro Nacional, Note
10.000%, 01/01/2017		8,220,000	4,714,716

			5,382,126
Indonesia - 0.7%
Republic of Indonesia
9.750%, 05/15/2037	IDR	11,122,000,000	1,723,085
10.250%, 07/15/2022 to 07/15/2027		24,033,000,000	3,617,918
11.000%, 09/15/2025		11,174,000,000	1,802,146

			7,143,149
Venezuela - 1.1%
Republic of Venezuela
Zero Coupon 04/15/2020 (Z)		$305,000	94,550
5.750%, 02/26/2016		10,667,000	9,616,301
7.650%, 04/21/2025		949,000	737,373
8.500%, 10/08/2014		339,000	341,204
9.375%, 01/13/2034		568,000	492,740

			11,282,168

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $31,300,267)			$34,339,649

CORPORATE BONDS - 81.0%
Consumer Discretionary - 15.8%
Allison Transmission, Inc.
11.000%, 11/01/2015 (S)		354,000	373,913
American Greetings Corp.
7.375%, 12/01/2021		1,330,000	1,373,225
Bankrate, Inc. 11.750%, 07/15/2015		2,552,000	2,950,750
Bossier Casino Venture Holdco, Inc.
14.000%, 02/09/2018 (S)		2,300,000	1,972,986
Boyd Gaming Corp.
7.125%, 02/01/2016 (L)		1,690,000	1,622,400
Caesars Entertainment Operating
Company, Inc. 11.250%, 06/01/2017		1,030,000	1,127,850
CCO Holdings LLC
6.625%, 01/31/2022		320,000	341,600
7.375%, 06/01/2020		1,020,000	1,122,000
7.875%, 04/30/2018		160,000	174,800
8.125%, 04/30/2020		2,560,000	2,867,200
Choctaw Resort Development Enterprise
7.250%, 11/15/2019 (S)		683,000	502,005
Chrysler Group LLC
8.000%, 06/15/2019		1,050,000	1,057,875
8.250%, 06/15/2021		2,080,000	2,100,800
CSC Holdings LLC
6.750%, 11/15/2021 (S)		1,120,000	1,212,400
DAE Aviation Holdings, Inc.
11.250%, 08/01/2015 (S)		2,450,000	2,548,000

The accompanying notes are an integral part of the financial statements.	76

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Downstream Development Authority of the
Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)		$2,800,000	$2,870,000
Edcon Proprietary, Ltd.
4.676%, 06/15/2014 (P)	EUR	1,200,000	1,418,899
9.500%, 03/01/2018 (S)		$3,470,000	3,157,700
El Pollo Loco, Inc.
17.000%, 01/01/2018 (S)		5,546,066	4,866,673
Empire Today LLC
11.375%, 02/01/2017 (S)		1,550,000	1,495,750
Entercom Radio LLC 10.500%, 12/01/2019		2,430,000	2,594,025
Enterprise Inns PLC 6.500%, 12/06/2018	GBP	660,000	850,495
Fiesta Restaurant Group
8.875%, 08/15/2016 (S)		$1,370,000	1,423,088
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H) (S)		3,000,000	1,875
Ford Motor Credit Company LLC
5.875%, 08/02/2021		2,010,000	2,242,446
12.000%, 05/15/2015		3,585,000	4,508,181
General Motors Financial Company, Inc.
6.750%, 06/01/2018		2,610,000	2,817,033
Good Sam Enterprises LLC
11.500%, 12/01/2016		3,150,000	3,256,313
Gymboree Corp. 9.125%, 12/01/2018 (L)		4,010,000	3,588,950
Harrah’s Operating Company, Inc.
10.000%, 12/15/2015		2,180,000	2,005,600
10.750%, 02/01/2016		3,854,000	3,333,710
HOA Restaurant Group
11.250%, 04/01/2017 (S)		3,850,000	3,705,625
Inn of The Mountain Gods Resort &
Casino 8.750%, 11/30/2020 (S)		1,445,000	1,412,488
ITV PLC
7.375%, 01/05/2017	GBP	540,000	899,893
10.000%, 06/30/2014	EUR	310,000	466,705
Jaguar Holding Company II
9.500%, 12/01/2019 (S)		$970,000	1,060,938
Landry’s Acquisition Company
11.625%, 12/01/2015 (S)		2,460,000	2,687,550
Landry’s Holdings, Inc.
11.500%, 06/01/2014 (S)		2,390,000	2,384,025
Landry’s, Inc. 11.625%, 12/01/2015		1,390,000	1,518,575
LBI Media, Inc. 9.250%, 04/15/2019 (S)		3,100,000	2,635,000
Marstons Issuer PLC (5.641% to
07/15/2019, then 3 month
LIBOR + 2.550%) 07/15/2035	GBP	380,000	459,452
MGM Resorts International
6.625%, 07/15/2015 (L)		$1,793,000	1,815,413
10.375%, 05/15/2014		540,000	614,250
Mohegan Tribal Gaming Authority
7.125%, 08/15/2014 (L)		2,900,000	2,044,500
8.000%, 04/01/2012 (L)		6,883,000	5,850,550
Nara Cable Funding, Ltd.
8.875%, 12/01/2018 (S)		4,330,000	4,221,750
NCL Corp., Ltd.
9.500%, 11/15/2018 (S)		3,880,000	4,171,000
9.500%, 11/15/2018		5,780,000	6,256,850
11.750%, 11/15/2016		2,310,000	2,679,600
NetFlix, Inc. 8.500%, 11/15/2017		3,315,000	3,654,788
Nielsen Finance LLC
7.750%, 10/15/2018		1,280,000	1,424,000
11.500%, 05/01/2016		880,000	1,018,600
Oxford Industries, Inc.
11.375%, 07/15/2015		2,505,000	2,733,581
Pinnacle Entertainment, Inc.
7.500%, 06/15/2015		140,000	144,200

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Pinnacle Entertainment, Inc. (continued)
8.625%, 08/01/2017		$425,000	$462,188
Polish Television Holding BV
11.250%, 05/15/2017 (S)	EUR	400,000	516,932
11.250%, 05/15/2017		780,000	1,008,018
RadioShack Corp. 6.750%, 05/15/2019		$905,000	757,938
Reynolds Group Issuer, Inc.
6.875%, 02/15/2021 (S)		2,020,000	2,141,200
Service Corp. International
7.500%, 04/01/2027		2,720,000	2,720,000
Seven Seas Cruises S de RL LLC
9.125%, 05/15/2019 (S)		3,770,000	3,883,100
Shea Homes LP 8.625%, 05/15/2019 (S)		2,110,000	2,131,100
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)		4,740,000	4,526,700
Snoqualmie Entertainment Authority
4.532%, 02/01/2014 (S)		2,165,000	2,002,625
9.125%, 02/01/2015 (S)		760,000	760,000
Sotheby’s 7.750%, 06/15/2015		3,540,000	3,858,600
Speedway Motorsports, Inc.
6.750%, 02/01/2019		370,000	385,725
Spencer Spirit Holdings, Inc.
11.000%, 05/01/2017 (S)		1,510,000	1,526,988
Station Casinos, Inc.
6.500%, 02/01/2014 (H)		500,000	0
6.625%, 03/15/2018 (H)		1,705,000	0
The Goodyear Tire & Rubber Company
7.000%, 05/15/2022		1,790,000	1,819,088
10.500%, 05/15/2016		570,000	624,156
The Neiman Marcus Group, Inc.
7.125%, 06/01/2028		3,555,000	3,297,263
The ServiceMaster Company
8.000%, 02/15/2020 (S)		1,380,000	1,455,900
Univision Communications, Inc.
6.875%, 05/15/2019 (S)		4,400,000	4,488,000
7.875%, 11/01/2020 (S)		1,650,000	1,757,250
Ziggo Bond Company BV
8.000%, 05/15/2018 (S)	EUR	910,000	1,282,105

			157,042,751
Consumer Staples - 3.0%
Alliance One International, Inc.
10.000%, 07/15/2016		$5,330,000	5,343,325
Harmony Foods Corp.
10.000%, 05/01/2016 (S)		1,350,000	1,387,125
Hypermarcas SA 6.500%, 04/20/2021 (S)		5,610,000	5,413,650
NES Rentals Holdings, Inc.
12.250%, 04/15/2015 (S)		3,640,000	3,257,800
Post Holdings, Inc. 7.375%, 02/15/2022 (S)		1,870,000	1,991,550
Prestige Brands Inc
8.125%, 02/01/2020 (S)		920,000	1,007,400
Reynolds Group Issuer, Inc.
9.875%, 08/15/2019 (S)		6,054,000	6,258,323
Viskase Companies, Inc.
9.875%, 01/15/2018 (S)		4,910,000	5,155,500

			29,814,673
Energy - 16.5%
Adaro Indonesia PT
7.625%, 10/22/2019 (S)		1,720,000	1,909,200
Arch Coal, Inc. 7.000%, 06/15/2019 (S)		1,800,000	1,800,000
Astoria Depositor Corp., Series B
8.144%, 05/01/2021 (S)		3,730,000	3,170,500
Atwood Oceanics, Inc. 6.500%, 02/01/2020		1,750,000	1,841,875

The accompanying notes are an integral part of the financial statements.	77

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Berry Petroleum Company
6.750%, 11/01/2020	$530,000	$565,775
10.250%, 06/01/2014	2,310,000	2,656,500
Calumet Specialty Products Partners LP
9.375%, 05/01/2019	2,550,000	2,658,375
Chesapeake Energy Corp.
6.125%, 02/15/2021	720,000	729,900
9.500%, 02/15/2015	1,500,000	1,725,000
Chesapeake Midstream Partners LP
6.125%, 07/15/2022 (S)	4,000,000	4,140,000
Chesapeake Oilfield Operating LLC
6.625%, 11/15/2019 (S)	3,040,000	3,100,800
Cie Generale de Geophysique-Veritas
7.750%, 05/15/2017	600,000	624,750
9.500%, 05/15/2016	1,810,000	1,981,950
Coffeyville Resources LLC
9.000%, 04/01/2015 (S)	2,170,000	2,321,900
Concho Resources, Inc.
7.000%, 01/15/2021	2,890,000	3,251,250
Consol Energy, Inc. 8.250%, 04/01/2020	2,100,000	2,289,000
Corral Petroleum Holdings AB, PIK
15.000%, 12/31/2017 (S)	7,510,574	5,831,985
Crosstex Energy LP 8.875%, 02/15/2018	2,840,000	3,081,400
Denbury Resources, Inc.
8.250%, 02/15/2020	2,574,000	2,934,360
El Paso Corp. 7.375%, 12/15/2012	156,000	161,043
Energy Future Intermediate Holding
Company LLC 10.000%, 12/01/2020	7,401,000	8,039,336
Energy Transfer Equity LP
7.500%, 10/15/2020	2,540,000	2,908,300
Enterprise Products Operating LLC
(7.034% to 01/15/2018, then higher of
7.034% or 3 month
LIBOR + 2.680%) 01/15/2068	3,590,000	3,841,300
Enterprise Products Operating LLC
(8.375% to 08/01/2016, then 3 month
LIBOR + 3.708%) 08/01/2066	1,030,000	1,114,985
EXCO Resources, Inc. 7.500%, 09/15/2018	5,380,000	4,815,100
First Wind Capital LLC
10.250%, 06/01/2018 (S)	3,640,000	3,667,300
Hercules Offshore, Inc.
10.500%, 10/15/2017 (S)	5,370,000	5,544,525
Indo Integrated Energy II BV
9.750%, 11/05/2016	860,000	943,850
Key Energy Services, Inc.
6.750%, 03/01/2021	2,205,000	2,309,738
Kodiak Oil & Gas Corp.
8.125%, 12/01/2019 (S)	1,820,000	1,947,400
MarkWest Energy Partners LP
6.250%, 06/15/2022	3,340,000	3,582,137
6.500%, 08/15/2021	1,020,000	1,101,600
MEG Energy Corp.
6.500%, 03/15/2021 (S)	2,330,000	2,493,100
Milagro Oil & Gas 10.500%, 05/15/2016	2,660,000	2,048,200
Offshore Group Investments, Ltd.
11.500%, 08/01/2015	6,350,000	7,080,250
Oil States International, Inc.
6.500%, 06/01/2019	2,430,000	2,612,250
Overseas Shipholding Group, Inc.
8.125%, 03/30/2018 (L)	6,670,000	4,252,125
Pan American Energy LLC
7.875%, 05/07/2021 (S)	210,000	220,500
7.875%, 05/07/2021	5,150,000	5,407,500
Parker Drilling Company
9.125%, 04/01/2018	870,000	933,075

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Peabody Energy Corp.
6.000%, 11/15/2018 (S)		$2,000,000	$2,095,000
7.875%, 11/01/2026		2,810,000	3,010,213
Petroleum Geo-Services ASA
7.375%, 12/15/2018 (S)		1,290,000	1,354,500
Petroplus Finance, Ltd.
6.750%, 05/01/2014 (H) (S)		2,045,000	879,350
7.000%, 05/01/2017 (H) (S)		950,000	408,500
Pioneer Drilling Company
9.875%, 03/15/2018 (S)		1,620,000	1,733,400
Plains Exploration & Production Company
6.750%, 02/01/2022		790,000	865,050
8.625%, 10/15/2019		1,990,000	2,248,700
Qep Resources Inc 5.375%, 10/01/2022		1,540,000	1,555,400
Quicksilver Resources, Inc.
11.750%, 01/01/2016		7,839,000	8,348,535
Range Resources Corp.
5.000%, 08/15/2022		2,000,000	2,020,000
Regency Energy Partners LP
6.500%, 07/15/2021		600,000	652,500
6.875%, 12/01/2018		1,880,000	2,039,800
Samson Investment Company
9.750%, 02/15/2020 (S)		4,050,000	4,262,625
SESI LLC 7.125%, 12/15/2021 (S)		4,000,000	4,420,000
Targa Resources Partners LP
6.375%, 08/01/2022 (S)		1,970,000	2,073,425
Teekay Corp. 8.500%, 01/15/2020		5,380,000	5,561,575
Unit Corp. 6.625%, 05/15/2021		2,200,000	2,252,250
Westmoreland Coal Company
10.750%, 02/01/2018 (S)		1,500,000	1,440,000
Whiting Petroleum Corp.
6.500%, 10/01/2018		1,670,000	1,797,338
WPX Energy, Inc. 6.000%, 01/15/2022 (S)		1,550,000	1,600,375
Xinergy Corp. 9.250%, 05/15/2019 (S)		3,150,000	2,205,000

			164,461,670
Financials - 7.1%
Ally Financial, Inc.
7.500%, 09/15/2020		470,000	517,588
8.000%, 03/15/2020		5,560,000	6,296,700
American International Group, Inc.
(8.175% to 05/15/2038, then 3 month
LIBOR + 4.195%) 05/15/2058		500,000	529,375
Ashton Woods USA LLC (Zero Coupon
steps up to 11.000% on
06/30/2012) 06/30/2015 (S)		1,358,000	1,147,510
Bank of America Corp.
6.500%, 08/01/2016		16,635,000	17,983,433
Barclays Bank PLC
6.050%, 12/04/2017 (S)		1,730,000	1,761,510
10.179%, 06/12/2021 (S)		770,000	892,176
Boats Investments BV, PIK
8.887%, 12/15/2015	EUR	765,885	571,418
Boparan Holdings, Ltd.
9.875%, 04/30/2018 (S)	GBP	540,000	839,757
Credit Agricole SA (8.375% to
10/13/2019, then 3 month
LIBOR + 6.982%) 10/13/2019 (Q) (S)		$1,530,000	1,369,350
Dynegy-Roseton Danskammer, Series B
7.670%, 11/08/2016 (H)		1,820,000	1,092,000
Europcar Groupe SA
4.557%, 05/15/2013 (P)	EUR	330,000	379,755
9.375%, 04/15/2018 (S)		640,000	549,973

The accompanying notes are an integral part of the financial statements.	78

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
ICICI Bank, Ltd. (6.375% to 04/30/2017,
then 6 month
LIBOR + 2.280%) 04/30/2022 (S)		$454,000	$426,760
ICICI Bank, Ltd. (6.375% to 04/30/2017,
then 6 month
LIBOR + 2.280%) 04/30/2022		2,443,000	2,296,420
ING Groep NV (5.140% to 03/17/2016,
then 3 month
LIBOR + 1.620%) 03/17/2016 (Q)	GBP	970,000	1,115,251
International Lease Finance Corp.
8.625%, 09/15/2015 to 01/15/2022		$8,320,000	9,288,609
8.750%, 03/15/2017		910,000	1,028,300
8.875%, 09/01/2017		300,000	339,750
Intesa Sanpaolo SpA
3.625%, 08/12/2015 (S)		4,490,000	4,281,094
Leucadia National Corp.
8.125%, 09/15/2015		885,000	984,563
Ono Finance II PLC
10.875%, 07/15/2019 (S)		1,800,000	1,624,500
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%) 03/30/2019 (S)		980,000	1,240,680
Royal Bank of Scotland Group PLC
5.000%, 10/01/2014		1,940,000	1,903,272
Royal Bank of Scotland Group PLC
(7.648% to 09/30/2031, then 3 month
LIBOR + 2.500%) 09/30/2031 (Q)		2,450,000	2,027,375
Schaeffler Finance BV
7.750%, 02/15/2017 (S)		290,000	308,488
Swiss Reinsurance Co (5.252% to
05/25/2016, then 6 month
EURIBOR + 2.090%) 05/25/2016 (Q)	EUR	850,000	993,729
UPCB Finance III, Ltd.
6.625%, 07/01/2020 (S)		$1,020,000	1,050,600
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)		1,510,000	1,551,525
Wind Acquisition Holdings Finance SA,
PIK 12.250%, 07/15/2017 (S)		6,963,755	6,075,876

			70,467,337
Health Care - 5.0%
Acadia Healthcare Company, Inc.
12.875%, 11/01/2018		2,260,000	2,350,400
American Renal Associates Holdings, Inc.
9.750%, 03/01/2016		3,517,398	3,710,855
American Renal Holdings Company, Inc.
8.375%, 05/15/2018		1,210,000	1,294,700
AMERIGROUP Corp. 7.500%, 11/15/2019		1,850,000	2,035,000
Biomet, Inc. 10.000%, 10/15/2017		540,000	586,575
Community Health Systems, Inc.
8.000%, 11/15/2019 (S)		3,600,000	3,825,000
CRC Health Corp. 10.750%, 02/01/2016		7,490,000	7,003,150
ExamWorks Group, Inc.
9.000%, 07/15/2019 (S)		1,860,000	1,813,500
Fresenius Medical Care US Finance II, Inc.
6.500%, 09/15/2018 (S)		850,000	941,375
Fresenius Medical Care US Finance, Inc.
6.875%, 07/15/2017		900,000	999,000
Fresenius US Finance II, Inc.
9.000%, 07/15/2015 (S)		3,415,000	3,944,325
HCA Holdings, Inc. 7.750%, 05/15/2021		3,000,000	3,157,500
HCA, Inc.
5.875%, 03/15/2022		1,620,000	1,660,500
7.875%, 02/15/2020		420,000	463,050
8.500%, 04/15/2019		1,990,000	2,228,800

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
INC Research LLC
11.500%, 07/15/2019 (S)		$1,470,000	$1,411,200
InVentiv Health, Inc.
10.000%, 08/15/2018 (S)		2,930,000	2,666,300
Ontex IV SA
9.000%, 04/15/2019	EUR	480,000	486,023
9.000%, 04/15/2019 (S)		370,000	374,643
Tenet Healthcare Corp.
6.250%, 11/01/2018 (S)		$6,270,000	6,685,388
6.875%, 11/15/2031		2,310,000	1,992,375

			49,629,659
Industrials - 12.3%
Aguila 3 SA 7.875%, 01/31/2018 (S)		1,200,000	1,261,500
Altegrity, Inc. 11.750%, 05/01/2016 (S)		5,180,000	4,933,950
American Airlines 2011-1 Class B Pass
Through Trust 7.000%, 01/31/2018 (S)		1,637,385	1,604,637
American Reprographics Company
10.500%, 12/15/2016		3,910,000	3,870,900
Ardagh Packaging Finance PLC
7.375%, 10/15/2017 (S)	EUR	750,000	1,054,182
9.125%, 10/15/2020 (S)		$600,000	634,500
Ashtead Capital, Inc.
9.000%, 08/15/2016 (S)		1,670,000	1,745,150
Beverage Packaging Holdings
Luxembourg II SA 8.000%, 12/15/2016	EUR	158,000	196,821
Building Materials Corp. of America
6.875%, 08/15/2018 (S)		$950,000	1,021,250
7.500%, 03/15/2020 (S)		1,500,000	1,640,625
CEVA Group PLC
12.750%, 03/31/2020 (S)		250,000	236,875
CMA CGM SA
8.500%, 04/15/2017 (S)		3,930,000	2,220,450
8.875%, 04/15/2019 (S)	EUR	900,000	677,474
Continental Airlines 2001-1 Class B Pass
Through Trust 7.373%, 12/15/2015		$31,911	31,512
Continental Airlines 2007-1 Class C Pass
Through Trust 7.339%, 04/19/2014		3,533,877	3,586,885
Continental Airlines 2009-2 Class B Pass
Through Trust 9.250%, 05/10/2017		58,676	62,196
Continental Airlines, Inc.
6.750%, 09/15/2015 (S)		1,500,000	1,515,000
Delta Air Lines 2007-1 Class B Pass
Through Trust 8.021%, 08/10/2022		1,549,005	1,572,240
Delta Air Lines 2007-1 Class C Pass
Through Trust 8.954%, 08/10/2014		65,874	67,606
Delta Air Lines 2009-1 Series B Pass
Through Trust 9.750%, 12/17/2016		1,679,639	1,780,417
Delta Air Lines, Inc.
9.500%, 09/15/2014 (S)		1,139,000	1,221,578
Dematic SA 8.750%, 05/01/2016 (S)		4,780,000	4,947,300
Ducommun, Inc. 9.750%, 07/15/2018		1,720,000	1,823,200
FGI Operating Company, Inc.
10.250%, 08/01/2015		1,067,000	1,145,024
Florida East Coast Holdings Corp., PIK
10.500%, 08/01/2017		7,076,346	5,661,077
Florida East Coast Railway Corp.
8.125%, 02/01/2017		10,000	10,100
GEO Group, Inc. 7.750%, 10/15/2017		1,985,000	2,138,838
H&E Equipment Services, Inc.
8.375%, 07/15/2016		2,335,000	2,416,725
Hapag-Lloyd AG 9.750%, 10/15/2017 (S)		4,710,000	4,427,400
Hertz Holdings Netherlands BV
8.500%, 07/31/2015 (S)	EUR	830,000	1,194,273

The accompanying notes are an integral part of the financial statements.	79

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Horizon Lines LLC
11.000%, 10/15/2016 (S)		$2,000,000	$1,980,000
Horizon Lines LLC, PIK
13.000%, 10/15/2016 (S)		1,460,000	1,357,800
International Lease Finance Corp.
5.750%, 05/15/2016		660,000	672,404
8.250%, 12/15/2020		6,680,000	7,446,390
Jack Cooper Holdings Corp.
13.250%, 12/15/2015 (S)		5,120,000	5,120,000
JM Huber Corp. 9.875%, 11/01/2019 (S)		1,540,000	1,601,600
Kansas City Southern de
Mexico SA de CV
8.000%, 02/01/2018		3,265,000	3,615,988
12.500%, 04/01/2016		570,000	661,200
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017		4,660,000	5,021,150
Navios Maritime Acquisition Corp.
8.625%, 11/01/2017		4,470,000	3,721,275
Quality Distribution LLC
9.875%, 11/01/2018		4,100,000	4,484,375
RailAmerica, Inc. 9.250%, 07/01/2017		2,954,000	3,293,710
Rearden G Holdings EINS GmbH
7.875%, 03/30/2020 (S)		3,815,000	3,986,675
RSC Equipment Rental Inc.
8.250%, 02/01/2021		830,000	879,800
Syncreon Global Ireland Ltd.
9.500%, 05/01/2018 (S)		4,430,000	4,297,100
Triumph Group, Inc. 8.625%, 07/15/2018		2,070,000	2,328,750
United Air Lines, Inc.
9.875%, 08/01/2013 (S)		1,087,000	1,144,068
United Rentals North America, Inc.
10.875%, 06/15/2016		1,164,000	1,329,870
UR Financing Escrow Corp.
5.750%, 07/15/2018 (S)		1,628,000	1,664,630
7.375%, 05/15/2020 (S)		1,628,000	1,668,700
7.625%, 04/15/2022 (S)		4,884,000	5,018,310
Wyle Services Corp.
10.500%, 04/01/2018 (S)		5,480,000	5,808,800

			121,802,280
Information Technology - 1.7%
First Data Corp.
7.375%, 06/15/2019 (S)		1,230,000	1,243,838
9.875%, 09/24/2015		80,000	81,400
12.625%, 01/15/2021		4,910,000	5,155,500
First Data Corp., PIK 10.550%, 09/24/2015		1,508,897	1,554,164
Freescale Semiconductor, Inc.
9.250%, 04/15/2018 (S)		950,000	1,045,000
10.750%, 08/01/2020		201,000	222,105
NXP BV 9.750%, 08/01/2018 (S)		5,720,000	6,470,750
Sophia LP 9.750%, 01/15/2019 (S)		750,000	806,250

			16,579,007
Materials - 6.8%
Appleton Papers, Inc.
10.500%, 06/15/2015 (S)		1,340,000	1,370,150
11.250%, 12/15/2015		4,563,000	4,129,515
Ardagh Packaging Finance PLC
9.250%, 10/15/2020 (S)	EUR	830,000	1,130,689
Building Materials Corp. of America
6.750%, 05/01/2021 (S)		$1,740,000	1,892,250
CF Industries, Inc. 6.875%, 05/01/2018		420,000	494,550
China Forestry Holdings Company, Ltd.
10.250%, 11/17/2015 (S)		372,000	215,760

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
China Oriental Group Company, Ltd.
7.000%, 11/17/2017 (S)		$630,000	$552,825
Evraz Group SA
6.750%, 04/27/2018 (S)		5,200,000	5,102,500
9.500%, 04/24/2018		520,000	577,200
FMG Resources August 2006 Pty, Ltd.
6.375%, 02/01/2016 (S)		850,000	879,750
7.000%, 11/01/2015 (S)		610,000	645,075
8.250%, 11/01/2019 (S)		4,010,000	4,431,050
Georgia Gulf Corp.
9.000%, 01/15/2017 (S)		2,015,000	2,251,763
Ineos Finance PLC 9.000%, 05/15/2015 (S)		120,000	127,200
Kerling PLC 10.625%, 02/01/2017 (S)	EUR	2,531,000	3,270,888
Lyondell Chemical Company
11.000%, 05/01/2018		$1,005,654	1,102,448
LyondellBasell Industries NV
6.000%, 11/15/2021 (S)		3,310,000	3,632,725
Midwest Vanadium Pty, Ltd.
11.500%, 02/15/2018 (S)		8,670,000	5,938,950
Mirabela Nickel, Ltd.
8.750%, 04/15/2018 (S)		2,274,000	1,967,010
Novelis, Inc. 8.750%, 12/15/2020		3,500,000	3,902,500
PE Paper Escrow GmbH
11.750%, 08/01/2014 (S)	EUR	700,000	1,016,544
12.000%, 08/01/2014 (S)		$110,000	119,900
Ryerson Holding Corp. Zero
Coupon 02/01/2015 (Z)		7,200,000	2,916,000
Sappi Papier Holding GmbH
6.625%, 04/15/2021 (S)		1,400,000	1,312,500
Solutia, Inc.
7.875%, 03/15/2020		2,790,000	3,271,275
8.750%, 11/01/2017		1,400,000	1,585,500
Steel Dynamics, Inc. 7.750%, 04/15/2016		560,000	582,400
Thompson Creek Metals Company, Inc.
7.375%, 06/01/2018		3,320,000	3,178,900
Vedanta Resources PLC
6.750%, 06/07/2016 (S)		2,190,000	2,091,450
8.750%, 01/15/2014 (S)		2,060,000	2,132,100
Vedanta Resources PLC, Series REGS
8.750%, 01/15/2014		990,000	1,024,650
Verso Paper Holdings LLC
8.750%, 02/01/2019		1,910,000	945,450
11.500%, 07/01/2014		3,713,000	3,787,260
West China Cement, Ltd.
7.500%, 01/25/2016 (S)		600,000	529,500

			68,108,227
Telecommunication Services - 8.1%
Axtel SAB de CV
7.625%, 02/01/2017 (S)		4,000,000	3,460,000
7.625%, 02/01/2017		1,250,000	1,081,250
9.000%, 09/22/2019		248,000	214,520
Cengage Learning Acquisitions, Inc.
10.500%, 01/15/2015 (S)		2,960,000	2,530,800
Cincinnati Bell Telephone Company LLC
6.300%, 12/01/2028		100,000	80,250
Clear Channel Worldwide Holdings, Inc.
7.625%, 03/15/2020 (S)		2,060,000	2,060,000
Cogent Communications Group, Inc.
8.375%, 02/15/2018 (S)		3,340,000	3,515,350
Inmarsat Finance PLC
7.375%, 12/01/2017 (S)		4,250,000	4,547,500
Intelsat Jackson Holdings SA
7.250%, 04/01/2019		2,741,000	2,878,050

The accompanying notes are an integral part of the financial statements.	80

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Level 3 Financing, Inc.
8.625%, 07/15/2020 (S)		$2,810,000	$2,999,675
MetroPCS Wireless, Inc.
7.875%, 09/01/2018		2,850,000	3,056,625
Phones4u Finance PLC
9.500%, 04/01/2018 (S)	GBP	630,000	879,489
Primus Telecommunications Holding, Inc.
10.000%, 04/15/2017 (S)		$547,227	536,282
Satmex Escrow SA de CV
9.500%, 05/15/2017		1,590,000	1,645,650
Sprint Capital Corp.
6.875%, 11/15/2028		9,240,000	7,207,200
8.750%, 03/15/2032		9,075,000	8,076,750
Sprint Nextel Corp.
9.000%, 11/15/2018 (S)		3,940,000	4,393,100
9.250%, 04/15/2022		300,000	296,250
TW Telecom Holdings, Inc.
8.000%, 03/01/2018		2,420,000	2,652,925
UPC Holding BV
8.000%, 11/01/2016	EUR	750,000	1,029,201
9.875%, 04/15/2018 (S)		$1,040,000	1,154,400
UPCB Finance V, Ltd.
7.250%, 11/15/2021 (S)		2,300,000	2,420,750
Vimpel Communications
6.493%, 02/02/2016 (S)		610,000	623,725
8.250%, 05/23/2016		2,890,000	3,110,218
8.375%, 04/30/2013 (S)		570,000	597,075
VimpelCom Holdings BV
7.504%, 03/01/2022 (S)		2,800,000	2,745,400
Virgin Media Finance PLC
9.500%, 08/15/2016		2,450,000	2,793,000
West Corp.
7.875%, 01/15/2019		3,980,000	4,303,375
8.625%, 10/01/2018		2,620,000	2,875,450
11.000%, 10/15/2016		570,000	604,913
Wind Acquisition Finance SA
7.250%, 02/15/2018 (S)		1,300,000	1,267,500
Windstream Corp.
7.500%, 06/01/2022 (S)		380,000	409,450
7.500%, 04/01/2023		4,280,000	4,504,700

			80,550,823
Utilities - 4.7%
AES El
Salvador Trust 6.750%, 02/01/2016		200,000	202,000
AES Ironwood LLC 8.857%, 11/30/2025		3,018,311	3,048,494
Atlantic Power Corp.
9.000%, 11/15/2018 (S)		2,110,000	2,152,200
Calpine Corp.
7.500%, 02/15/2021 (S)		130,000	141,050
7.875%, 01/15/2023 (S)		5,320,000	5,798,800
Edison Mission Energy
7.625%, 05/15/2027		4,830,000	2,946,300
Energy Future Intermediate Holding
Company LLC 11.750%, 03/01/2022 (S)		7,160,000	7,339,000
Foresight Energy LLC
9.625%, 08/15/2017 (S)		4,520,000	4,813,800
GenOn REMA LLC 9.681%, 07/02/2026		1,970,000	1,837,025
Midwest Generation LLC, Series B
8.560%, 01/02/2016		213,309	217,575
Mirant Americas Generation LLC
9.125%, 05/01/2031		6,211,000	5,620,955
Mirant Mid Atlantic LLC
10.060%, 12/30/2028		5,933,453	6,111,457
NRG Energy, Inc. 8.500%, 06/15/2019		60,000	61,350

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Suburban Propane Partners LP
7.375%, 03/15/2020		$2,210,000	$2,353,650
Texas Competitive Electric Holdings
Company LLC 11.500%, 10/01/2020 (S)		1,260,000	850,500
Texas Competitive Electric Holdings
Company LLC, Series A
10.250%, 11/01/2015		1,710,000	461,700
The AES Corp.
7.375%, 07/01/2021 (S)		2,020,000	2,302,800
9.750%, 04/15/2016		250,000	297,500

			46,556,156

TOTAL CORPORATE BONDS (Cost $812,763,789)			$805,012,583

CAPITAL PREFERRED SECURITIES - 1.1%
Financials - 1.0%
BankAmerica Institutional Capital,
Series A
8.070%, 12/31/2026 (S)		200,000	200,750
Capital One Capital V
10.250%, 08/15/2039		1,350,000	1,407,375
Countrywide Capital III
8.050%, 06/15/2027		140,000	140,525
Deutsche Postbank Funding Trust IV
(5.983% 06/29/2017, then 3 month
EURIBOR + 2.070%)
06/29/2017 (Q)	EUR	1,050,000	1,063,874
ING Capital Funding Trust III
4.179%, 12/29/2049 (P) (Q)		$1,300,000	1,091,995
MBNA Capital A, Series A
8.278%, 12/01/2026		920,000	931,592
Santander Finance Preferred SA
Unipersonal (10.500% until 09/29/2014,
then 3 month LIBOR + 7.673%)
09/29/2014 (Q)		1,790,000	1,843,002
ZFS Finance USA Trust II (6.450% to
06/15/2016, then 3 month
LIBOR + 2.000%)
12/15/2065 (S)		2,852,000	2,766,440

			9,445,553
Materials - 0.1%
Hercules, Inc.
6.500%, 06/30/2029		1,110,000	901,875

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $10,909,671)			$10,347,428

CONVERTIBLE BONDS - 0.8%
Financials - 0.4%
Realogy Corp.
11.000%, 04/15/2018 (S)		5,770,000	4,327,500
Industrials - 0.3%
Horizon Lines, Inc.
6.000%, 04/15/2017		3,411,818	2,743,784
6.000%, 04/15/2017		947,727	284,318

			3,028,102
Materials - 0.1%
Hercules, Inc.
6.500%, 06/30/2029		930,000	756,788

TOTAL CONVERTIBLE BONDS (Cost $8,545,647)			$8,112,390

The accompanying notes are an integral part of the financial statements.	81

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) - 2.4%
Consumer Discretionary - 0.4%
Newsday LLC
10.500%, 08/01/2013	$4,000,000	$4,113,332
Simmons Holding Company
- 02/15/2013 (H)	3,677,672	0

		4,113,332
Financials - 0.6%
Realogy Corp.
13.500%, 10/15/2017	5,200,000	5,356,000
Health Care - 0.1%
Immucor, Inc. 7.250%, 08/17/2018	1,206,975	1,214,015
Industrials - 0.0%
Trico Shipping AS 1.000%, 05/13/2014	320,371	315,948
Information Technology - 0.3%
First Data Corp.
2.995%, 09/24/2014	460,397	439,910
4.245%, 03/24/2018	379,603	340,219
SRA International, Inc.
6.525%, 07/20/2018	1,983,943	1,955,424

		2,735,553
Telecommunication Services - 0.8%
Vodafone Group PLC
6.250%, 07/11/2016	1,949,063	1,944,190
6.875%, 08/11/2015	5,854,252	5,824,981

		7,769,171
Utilities - 0.2%
Texas Competitive Electric Holdings
Company LLC 4.757%, 10/10/2017	4,205,419	2,342,183

TOTAL TERM LOANS (Cost $27,715,710)		$23,846,202

COMMON STOCKS - 2.1%
Consumer Discretionary - 1.0%
Bossier Casino Venture Holdco Inc (I) (S)	163,507	$327,014
Charter Communications, Inc., Class A (I)	149,730	9,494,379
PB Investors II LLC (I)	110,176	1

		9,821,394
Financials - 0.7%
KCAD Holdings I, Ltd. (I)	641,422,217	6,799,076
Industrials - 0.3%
DeepOcean Group Holdings AS (I)	151,066	2,435,939
Horizon Lines, Inc. (I)	89,768	318,676

		2,754,615
Materials - 0.1%
LyondellBasell Industries NV, Class A	35,100	1,515,618
Telecommunication Services - 0.0%
XO Holdings, Inc. (I)	821	0

TOTAL COMMON STOCKS (Cost $17,098,140)		$20,890,703

PREFERRED SECURITIES - 2.6%
Financials - 2.5%
Citigroup Capital XII (8.500% to
03/30/2015, then
3 month LIBOR + 5.870%)	357,275	$9,310,587
Citigroup Capital XIII (7.875% to
10/30/2015, then
3 month LIBOR + 6.370%)	48,350	1,307,868
Citigroup, Inc.	25,200	2,496,060

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Financials (continued)
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	494,500	$11,610,860

		24,725,375
Industrials - 0.1%
Jack Cooper Holdings Corp.	9,645	964,500

TOTAL PREFERRED SECURITIES (Cost $25,717,583)		$25,689,875

ESCROW CERTIFICATES - 0.0%
United States - 0.0%
General Motors Company
7.200%, 01/15/2049 (I)	4,645,000	69,675
8.375%, 07/15/2049 (I)	9,805,000	147,075
SuperMedia, Inc.
8.000%, 11/15/2016 (I)	6,615,000	0

		216,750

TOTAL ESCROW CERTIFICATES (Cost $0)		$216,750

WARRANTS - 0.1%
Buffets Restaurants Holdings, Inc.
(Expiration Date: 04/28/2014; Strike
Price: $12.00) (I)	4,996	0
Charter Communications, Inc., Class A
(Expiration Date: 11/30/14; Strike
Price: $51.28) (I)	5,718	101,895
CMP Susquehanna Radio Holdings Corp.
(Expiration Date: 03/26/2019; Strike
Price: $0.01) (I)	51,274	349,807
Jack Cooper Holdings Corp. (Expiration
Date: 05/06/2018) (I) (N)	2,163	151,410
Nortek, Inc. (Expiration Date: 12/17/2014;
Strike Price: $52.80) (I)	12,027	27,662
SemGroup Corp., Class A (Expiration
Date: 11/30/2014; Strike
Price $25.00) (I)	29,423	206,844
Turbo Cayman, Ltd. (I) (N)	1	0

TOTAL WARRANTS (Cost $290,122)		$837,618

OPTIONS PURCHASED - 0.2%
Put Options - 0.2%
Over the Counter USD Purchased Options
on 5 Year Credit Default Swaption
(Expiration Date: 03/21/2012; Strike
Price: $0.97; Counterparty: Morgan
Stanley & Company, Inc.) (I)	$38,925,600	$41,578
Over the Counter USD Purchased Options
on 5 Year Credit Default Swaption
(Expiration Date: 06/20/2012; Strike
Price $0.97; Counterparty: Morgan
Stanley & Company, Inc.) (I)	23,520,000	641,132
Over the Counter USD Purchased Options
on 5 Year Credit Default Swaption
(Expiration Date: 06/20/2012; Strike
Price: $0.97; Counterparty: Morgan
Stanley & Company, Inc.) (I)	54,272,400	1,479,412

TOTAL PUT OPTIONS (Cost $3,194,312)		$2,162,122

TOTAL OPTIONS PURCHASED (Cost $3,194,312)		$2,162,122

The accompanying notes are an integral part of the financial statements.	82

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 1.3%
John Hancock Collateral
Investment Trust, 0.3743% (W) (Y)	1,327,978	$13,292,492

TOTAL SECURITIES LENDING
COLLATERAL (Cost $13,291,295)		$13,292,492

SHORT-TERM INVESTMENTS - 6.2%
Repurchase Agreement - 6.2%
Deutsche Bank Repurchase Agreement
dated 02/29/2012 at 0.16% to be
repurchased at $62,000,276 on
03/01/2012, collateralized by
$48,827,000 Treasury Inflation Protected
Securities, 3.000% due 07/15/2012,
(valued at $63,239,998,
including interest)	$62,000,000	$62,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $62,000,000)		$62,000,000

Total Investments (High Yield Fund)
(Cost $1,012,826,536) - 101.3%		$1,006,747,812
Other assets and liabilities, net - (1.3%)		(13,402,074)

TOTAL NET ASSETS - 100.0%		$993,345,738

Index 500 Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.0%
Consumer Discretionary - 10.5%
Auto Components - 0.3%
BorgWarner, Inc. (I)	25,828	$2,139,592
Johnson Controls, Inc.	160,159	5,225,988
The Goodyear Tire & Rubber Company (I)	57,521	739,720

		8,105,300
Automobiles - 0.4%
Ford Motor Company	894,529	11,074,269
Harley-Davidson, Inc.	54,699	2,547,879

		13,622,148
Distributors - 0.1%
Genuine Parts Company	36,640	2,296,595
Diversified Consumer Services - 0.1%
Apollo Group, Inc., Class A (I)	27,357	1,166,502
DeVry, Inc.	14,253	506,409
H&R Block, Inc.	68,948	1,123,852

		2,796,763
Hotels, Restaurants & Leisure - 1.9%
Carnival Corp.	106,521	3,226,521
Chipotle Mexican Grill, Inc. (I)	7,367	2,874,751
Darden Restaurants, Inc.	31,031	1,582,271
International Game Technology	70,054	1,052,211
Marriott International, Inc., Class A	63,110	2,226,521
McDonald’s Corp.	240,862	23,912,779
Starbucks Corp.	175,464	8,520,532
Starwood Hotels & Resorts Worldwide, Inc.	45,235	2,438,167
Wyndham Worldwide Corp.	35,926	1,580,385
Wynn Resorts, Ltd.	18,642	2,209,823
Yum! Brands, Inc.	108,399	7,180,350

		56,804,311
Household Durables - 0.2%
D.R. Horton, Inc.	65,469	938,825

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
Harman International Industries, Inc.	16,502	$810,743
Leggett & Platt, Inc. (L)	32,751	741,155
Lennar Corp., Class A (L)	37,858	885,120
Newell Rubbermaid, Inc.	68,147	1,247,090
PulteGroup, Inc. (I)(L)	79,293	699,364
Whirlpool Corp.	17,993	1,359,731

		6,682,028
Internet & Catalog Retail - 0.9%
Amazon.com, Inc. (I)	85,638	15,388,292
Expedia, Inc. (L)	22,314	759,792
Netflix, Inc. (I)(L)	13,032	1,443,033
priceline.com, Inc. (I)(L)	11,719	7,348,047
TripAdvisor, Inc. (L)	22,314	719,180

		25,658,344
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	27,326	965,154
Mattel, Inc.	79,716	2,585,987

		3,551,141
Media - 3.1%
Cablevision Systems Corp., Class A	51,968	739,505
CBS Corp., Class B	154,046	4,605,975
Comcast Corp., Class A (L)	641,417	18,844,831
DIRECTV, Class A (I)(L)	166,091	7,693,335
Discovery Communications, Inc., Series A (I)	62,209	2,902,050
Gannett Company, Inc.	56,092	832,405
News Corp., Class A	516,213	10,257,152
Omnicom Group, Inc.	64,940	3,210,634
Scripps Networks Interactive, Inc., Class A	22,895	1,034,854
The Interpublic Group of Companies, Inc.	108,558	1,272,300
The McGraw-Hill Companies, Inc.	69,065	3,214,285
The Walt Disney Company	422,892	17,757,235
The Washington Post Company, Class B	1,145	451,016
Time Warner Cable, Inc.	75,118	5,959,862
Time Warner, Inc.	235,604	8,766,825
Viacom, Inc., Class B	129,989	6,190,076

		93,732,340
Multiline Retail - 0.8%
Big Lots, Inc. (I)	15,431	676,649
Dollar Tree, Inc. (I)	28,018	2,479,873
Family Dollar Stores, Inc.	27,633	1,491,906
J.C. Penney Company, Inc. (L)	33,643	1,332,263
Kohl’s Corp.	59,657	2,963,760
Macy’s, Inc.	98,825	3,752,385
Nordstrom, Inc.	38,082	2,041,957
Sears Holdings Corp. (I)(L)	9,057	630,911
Target Corp.	158,091	8,962,179

		24,331,883
Specialty Retail - 1.9%
Abercrombie & Fitch Company, Class A	20,235	926,561
AutoNation, Inc. (I)	10,565	360,055
AutoZone, Inc. (I)	6,573	2,461,457
Bed Bath & Beyond, Inc. (I)	56,511	3,375,967
Best Buy Company, Inc. (L)	69,079	1,706,251
CarMax, Inc. (I)	53,301	1,635,808
GameStop Corp., Class A (L)	32,579	742,150
Limited Brands, Inc.	57,901	2,694,134
Lowe’s Companies, Inc.	294,848	8,367,786
O’Reilly Automotive, Inc. (I)(L)	30,208	2,612,992
Ross Stores, Inc.	54,423	2,902,379
Staples, Inc.	164,641	2,413,637
The Gap, Inc.	81,669	1,907,788

The accompanying notes are an integral part of the financial statements.	83

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
The Home Depot, Inc.	362,879	$17,262,154
Tiffany & Company	29,885	1,942,824
TJX Companies, Inc.	177,555	6,500,289
Urban Outfitters, Inc. (I)	26,137	742,029

		58,554,261
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	68,695	5,141,134
NIKE, Inc., Class B	87,317	9,423,251
Ralph Lauren Corp.	15,181	2,637,395
VF Corp.	20,523	2,997,384

		20,199,164

		316,334,278
Consumer Staples - 10.5%
Beverages - 2.4%
Beam, Inc.	36,594	2,015,598
Brown Forman Corp., Class B	23,743	1,938,616
Coca-Cola Enterprises, Inc.	73,447	2,122,618
Constellation Brands, Inc., Class A (I)	40,982	895,047
Dr. Pepper Snapple Group, Inc.	50,464	1,920,155
Molson Coors Brewing Company, Class B	37,082	1,629,383
PepsiCo, Inc.	368,021	23,163,242
The Coca-Cola Company	534,639	37,349,881

		71,034,540
Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	102,012	8,779,153
CVS Caremark Corp.	306,399	13,818,595
Safeway, Inc. (L)	80,011	1,716,236
SUPERVALU, Inc. (L)	49,958	326,226
Sysco Corp. (L)	138,861	4,085,291
The Kroger Company	140,566	3,344,065
Wal-Mart Stores, Inc.	411,142	24,290,269
Walgreen Company	209,336	6,941,582
Whole Foods Market, Inc.	37,606	3,036,308

		66,337,725
Food Products - 1.7%
Archer-Daniels-Midland Company	157,240	4,905,888
Campbell Soup Company (L)	42,216	1,406,637
ConAgra Foods, Inc.	97,571	2,561,239
Dean Foods Company (I)	43,242	530,147
General Mills, Inc.	151,467	5,802,701
H.J. Heinz Company	75,382	3,973,385
Hormel Foods Corp.	32,465	924,279
Kellogg Company	58,334	3,053,785
Kraft Foods, Inc., Class A	415,886	15,832,780
McCormick & Company, Inc., Non-
Voting Shares	31,230	1,575,554
Mead Johnson Nutrition Company	47,918	3,725,625
Sara Lee Corp.	139,059	2,815,945
The Hershey Company	36,035	2,187,325
The J.M. Smucker Company	26,797	2,018,350
Tyson Foods, Inc., Class A	68,767	1,300,384

		52,614,024
Household Products - 2.1%
Clorox Company	31,050	2,099,291
Colgate-Palmolive Company	113,932	10,616,184
Kimberly-Clark Corp.	92,769	6,761,005
The Procter & Gamble Company	647,650	43,729,328

		63,205,808
Personal Products - 0.2%
Avon Products, Inc.	101,403	1,895,222

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Personal Products (continued)
The Estee Lauder Companies, Inc., Class A	52,586	$3,078,384

		4,973,606
Tobacco - 1.9%
Altria Group, Inc.	484,074	14,570,627
Lorillard, Inc.	31,781	4,165,853
Philip Morris International, Inc.	408,879	34,149,574
Reynolds American, Inc.	79,585	3,336,999

		56,223,053

		314,388,756
Energy - 11.7%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	102,742	5,165,868
Cameron International Corp. (I)	57,719	3,215,525
Diamond Offshore Drilling, Inc. (L)	16,363	1,120,375
FMC Technologies, Inc. (I)	56,090	2,828,619
Halliburton Company	216,603	7,925,504
Helmerich & Payne, Inc.	25,222	1,546,109
Nabors Industries, Ltd. (I)	67,689	1,474,266
National Oilwell Varco, Inc.	99,771	8,234,101
Noble Corp. (I)	59,423	2,387,616
Rowan Companies, Inc. (I)	29,420	1,084,715
Schlumberger, Ltd.	315,931	24,519,405

		59,502,103
Oil, Gas & Consumable Fuels - 9.7%
Alpha Natural Resources, Inc. (I)	51,741	960,313
Anadarko Petroleum Corp.	117,221	9,860,631
Apache Corp.	90,406	9,757,520
Cabot Oil & Gas Corp.	49,195	1,715,922
Chesapeake Energy Corp.	155,189	3,879,725
Chevron Corp.	468,788	51,154,147
ConocoPhillips	312,545	23,925,320
CONSOL Energy, Inc.	53,393	1,912,537
Denbury Resources, Inc. (I)	93,514	1,861,864
Devon Energy Corp.	95,077	6,970,095
El Paso Corp.	181,537	5,048,544
EOG Resources, Inc.	63,286	7,205,744
EQT Corp.	35,177	1,865,085
Exxon Mobil Corp. (L)	1,128,303	97,598,210
Hess Corp.	70,150	4,554,138
Marathon Oil Corp.	165,654	5,614,014
Marathon Petroleum Corp.	83,923	3,487,001
Murphy Oil Corp.	45,554	2,912,723
Newfield Exploration Company (I)	31,190	1,122,840
Noble Energy, Inc.	41,325	4,035,386
Occidental Petroleum Corp.	191,092	19,944,272
Peabody Energy Corp.	63,763	2,224,053
Pioneer Natural Resources Company	28,808	3,158,509
QEP Resources, Inc.	41,654	1,422,068
Range Resources Corp.	36,822	2,344,825
Southwestern Energy Company (I)	81,772	2,703,382
Spectra Energy Corp.	153,088	4,803,901
Sunoco, Inc.	25,130	970,772
Tesoro Corp. (I)	33,479	888,198
The Williams Companies, Inc.	138,745	4,145,701
Valero Energy Corp.	131,758	3,226,753
WPX Energy, Inc.	46,248	839,864

		292,114,057

		351,616,160
Financials - 13.6%
Capital Markets - 1.9%
Ameriprise Financial, Inc.	53,260	2,969,778

The accompanying notes are an integral part of the financial statements.	84

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
BlackRock, Inc.	23,582	$4,692,818
E*TRADE Financial Corp. (I)	59,765	575,537
Federated Investors, Inc., Class B (L)	21,739	445,432
Franklin Resources, Inc.	34,263	4,039,265
Invesco, Ltd.	106,163	2,629,658
Legg Mason, Inc.	29,283	802,061
Morgan Stanley	349,352	6,476,986
Northern Trust Corp.	56,730	2,519,379
State Street Corp.	115,803	4,890,361
T. Rowe Price Group, Inc.	59,470	3,662,757
The Bank of New York Mellon Corp.	285,449	6,311,277
The Charles Schwab Corp.	254,107	3,527,005
The Goldman Sachs Group, Inc.	115,889	13,343,459

		56,885,773
Commercial Banks - 2.7%
BB&T Corp.	164,099	4,799,896
Comerica, Inc.	46,769	1,388,572
Fifth Third Bancorp	216,513	2,946,742
First Horizon National Corp.	62,055	583,317
Huntington Bancshares, Inc.	203,400	1,188,873
KeyCorp	224,307	1,816,887
M&T Bank Corp.	29,572	2,413,667
PNC Financial Services Group, Inc.	123,845	7,371,254
Regions Financial Corp.	296,335	1,706,890
SunTrust Banks, Inc.	126,407	2,902,305
U.S. Bancorp	449,231	13,207,391
Wells Fargo & Company	1,241,368	38,842,405
Zions Bancorporation	43,381	824,239

		79,992,438
Consumer Finance - 0.8%
American Express Company	237,865	12,580,680
Capital One Financial Corp.	108,206	5,475,224
Discover Financial Services	129,382	3,882,754
SLM Corp.	119,755	1,887,339

		23,825,997
Diversified Financial Services - 3.0%
Bank of America Corp.	2,385,946	19,015,990
Citigroup, Inc. (L)	688,230	22,931,824
CME Group, Inc.	15,628	4,524,150
IntercontinentalExchange, Inc. (I)	17,102	2,359,392
JPMorgan Chase & Company	894,451	35,098,257
Leucadia National Corp.	46,635	1,328,631
Moody’s Corp. (L)	45,987	1,775,558
NYSE Euronext	61,674	1,836,035
The NASDAQ OMX Group, Inc. (I)	30,029	790,964

		89,660,801
Insurance - 3.4%
ACE, Ltd.	79,287	5,685,671
Aflac, Inc.	109,880	5,191,830
American International Group, Inc. (I)	102,826	3,004,576
AON Corp.	76,101	3,562,288
Assurant, Inc.	21,682	920,835
Berkshire Hathaway, Inc., Class B (I)	413,840	32,465,748
Chubb Corp.	65,457	4,448,458
Cincinnati Financial Corp. (L)	38,153	1,341,841
Genworth Financial, Inc., Class A (I)	115,564	1,050,477
Hartford Financial Services Group, Inc.	104,926	2,173,017
Lincoln National Corp.	71,011	1,763,913
Loews Corp.	71,880	2,813,383
Marsh & McLennan Companies, Inc.	126,636	3,951,043
MetLife, Inc.	248,963	9,597,524
Principal Financial Group, Inc.	71,832	1,986,873

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Prudential Financial, Inc.	111,107	$6,795,304
The Allstate Corp.	118,958	3,738,850
The Progressive Corp.	145,169	3,109,520
The Travelers Companies, Inc.	97,165	5,632,655
Torchmark Corp.	23,996	1,162,366
Unum Group	68,825	1,586,416
XL Group PLC	75,449	1,569,339

		103,551,927
Real Estate Investment Trusts - 1.7%
Apartment Investment & Management
Company, Class A	28,463	707,021
AvalonBay Communities, Inc.	22,382	2,902,274
Boston Properties, Inc.	34,751	3,528,964
Equity Residential	69,825	3,972,344
HCP, Inc.	95,992	3,791,684
Health Care REIT, Inc.	44,673	2,431,998
Host Hotels & Resorts, Inc. (L)	166,245	2,623,346
Kimco Realty Corp.	95,793	1,760,675
Plum Creek Timber Company, Inc.	37,964	1,486,670
Prologis, Inc.	107,871	3,630,938
Public Storage	33,421	4,480,753
Simon Property Group, Inc.	69,158	9,369,526
Ventas, Inc.	67,775	3,789,978
Vornado Realty Trust	43,430	3,549,534
Weyerhaeuser Company	126,270	2,637,780

		50,663,485
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (I)	76,341	1,399,331
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	124,166	850,537
People’s United Financial, Inc.	84,893	1,068,803

		1,919,340

		407,899,092
Health Care - 11.0%
Biotechnology - 1.2%
Amgen, Inc. (L)	186,727	12,688,100
Biogen Idec, Inc. (I)	57,182	6,659,988
Celgene Corp. (I)	104,500	7,662,463
Gilead Sciences, Inc. (I)	176,815	8,045,083

		35,055,634
Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	132,732	7,715,711
Becton, Dickinson and Company	50,585	3,855,589
Boston Scientific Corp. (I)	348,741	2,169,169
C.R. Bard, Inc.	20,193	1,890,469
CareFusion Corp. (I)	52,874	1,364,678
Covidien PLC	113,562	5,933,615
DENTSPLY International, Inc.	33,322	1,288,895
Edwards Lifesciences Corp. (I)	26,853	1,963,760
Intuitive Surgical, Inc. (I)	9,179	4,696,160
Medtronic, Inc.	248,423	9,469,885
St. Jude Medical, Inc.	75,089	3,162,749
Stryker Corp.	76,568	4,107,108
Varian Medical Systems, Inc. (I)	26,496	1,728,864
Zimmer Holdings, Inc.	42,178	2,562,314

		51,908,966
Health Care Providers & Services - 2.0%
Aetna, Inc.	85,284	3,987,880
AmerisourceBergen Corp.	60,813	2,271,366
Cardinal Health, Inc.	81,331	3,379,303

The accompanying notes are an integral part of the financial statements.	85

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
CIGNA Corp.	67,197	$2,964,060
Coventry Health Care, Inc.	33,963	1,110,250
DaVita, Inc. (I)	22,010	1,904,966
Express Scripts, Inc. (I)	114,522	6,107,458
Humana, Inc.	38,488	3,352,305
Laboratory Corp. of America Holdings (I)	23,328	2,096,954
McKesson Corp.	57,804	4,827,212
Medco Health Solutions, Inc. (I)	91,134	6,159,747
Patterson Companies, Inc.	20,610	657,871
Quest Diagnostics, Inc.	37,136	2,155,745
Tenet Healthcare Corp. (I)	102,244	577,679
UnitedHealth Group, Inc.	250,938	13,989,794
WellPoint, Inc.	81,885	5,374,113

		60,916,703
Health Care Technology - 0.1%
Cerner Corp. (I)(L)	34,295	2,532,000
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	81,733	3,565,193
Life Technologies Corp. (I)	41,949	1,984,607
PerkinElmer, Inc.	26,620	718,740
Thermo Fisher Scientific, Inc.	89,046	5,041,785
Waters Corp. (I)	21,093	1,889,933

		13,200,258
Pharmaceuticals - 5.6%
Abbott Laboratories	366,699	20,758,830
Allergan, Inc.	71,803	6,432,831
Bristol-Myers Squibb Company	398,886	12,832,163
Eli Lilly & Company	239,829	9,410,890
Forest Laboratories, Inc. (I)	62,887	2,045,085
Hospira, Inc. (I)	38,771	1,381,023
Johnson & Johnson (L)	642,831	41,835,441
Merck & Company, Inc.	717,469	27,385,792
Mylan, Inc. (I)	100,399	2,353,353
Perrigo Company	21,937	2,260,827
Pfizer, Inc.	1,809,483	38,180,091
Watson Pharmaceuticals, Inc. (I)	29,933	1,745,693

		166,622,019

		330,235,580
Industrials - 10.5%
Aerospace & Defense - 2.5%
General Dynamics Corp.	83,828	6,138,724
Goodrich Corp.	29,477	3,713,218
Honeywell International, Inc.	182,078	10,846,386
L-3 Communications Holdings, Inc.	23,507	1,651,367
Lockheed Martin Corp. (L)	62,457	5,521,823
Northrop Grumman Corp.	61,505	3,678,614
Precision Castparts Corp.	33,942	5,682,909
Raytheon Company	81,471	4,115,915
Rockwell Collins, Inc.	35,622	2,112,028
Textron, Inc.	65,480	1,801,355
The Boeing Company	174,954	13,112,802
United Technologies Corp.	213,290	17,888,632

		76,263,773
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	38,647	2,557,272
Expeditors International of Washington, Inc.	49,911	2,177,617
FedEx Corp.	74,672	6,719,733
United Parcel Service, Inc., Class B	227,155	17,465,948

		28,920,570

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Airlines - 0.1%
Southwest Airlines Company	183,261	$1,645,684
Building Products - 0.0%
Masco Corp.	84,225	1,000,593
Commercial Services & Supplies - 0.4%
Avery Dennison Corp.	24,762	755,241
Cintas Corp.	25,956	1,000,863
Iron Mountain, Inc.	43,694	1,356,699
Pitney Bowes, Inc. (L)	46,994	852,001
R.R. Donnelley & Sons Company (L)	44,207	610,941
Republic Services, Inc.	74,105	2,210,552
Stericycle, Inc. (I)	20,036	1,738,524
Waste Management, Inc. (L)	108,360	3,790,433

		12,315,254
Construction & Engineering - 0.2%
Fluor Corp.	39,938	2,415,450
Jacobs Engineering Group, Inc. (I)	30,162	1,394,088
Quanta Services, Inc. (I)	49,465	1,033,819

		4,843,357
Electrical Equipment - 0.5%
Cooper Industries PLC	37,216	2,278,364
Emerson Electric Company	173,193	8,713,340
Rockwell Automation, Inc.	33,407	2,671,892
Roper Industries, Inc.	22,710	2,078,419

		15,742,015
Industrial Conglomerates - 2.5%
3M Company	164,976	14,451,898
Danaher Corp.	134,098	7,084,397
General Electric Company	2,485,160	47,342,298
Tyco International, Ltd.	108,748	5,635,321

		74,513,914
Machinery - 2.2%
Caterpillar, Inc.	152,212	17,384,133
Cummins, Inc.	45,397	5,473,516
Deere & Company	97,436	8,080,367
Dover Corp.	43,637	2,793,641
Eaton Corp.	78,669	4,105,735
Flowserve Corp.	13,078	1,550,658
Illinois Tool Works, Inc.	113,742	6,334,292
Ingersoll-Rand PLC	73,485	2,930,582
Joy Global, Inc.	24,739	2,151,303
PACCAR, Inc.	84,323	3,879,701
Pall Corp.	27,105	1,719,812
Parker Hannifin Corp.	35,564	3,194,003
Snap-On, Inc.	13,694	837,114
Stanley Black & Decker, Inc.	39,759	3,053,491
Xylem, Inc.	43,447	1,128,753

		64,617,101
Professional Services - 0.1%
Dun & Bradstreet Corp.	11,442	945,681
Equifax, Inc.	28,502	1,198,224
Robert Half International, Inc.	33,652	956,726

		3,100,631
Road & Rail - 0.8%
CSX Corp.	247,155	5,192,727
Norfolk Southern Corp.	79,118	5,451,230
Ryder Systems, Inc.	12,035	640,623
Union Pacific Corp.	113,715	12,537,079

		23,821,659

The accompanying notes are an integral part of the financial statements.	86

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors - 0.2%
Fastenal Company	69,490	$3,660,733
W.W. Grainger, Inc.	14,284	2,967,215

		6,627,948

		313,412,499
Information Technology - 19.6%
Communications Equipment - 2.1%
Cisco Systems, Inc.	1,265,458	25,157,305
Comverse Technology, Inc. (I)	11	71
F5 Networks, Inc. (I)	18,710	2,338,002
Harris Corp.	27,260	1,189,354
JDS Uniphase Corp. (I)	53,937	703,338
Juniper Networks, Inc. (I)	123,820	2,818,143
Motorola Mobility Holdings, Inc. (I)	62,047	2,463,266
Motorola Solutions, Inc.	67,434	3,358,213
QUALCOMM, Inc.	395,683	24,603,569

		62,631,261
Computers & Peripherals - 5.3%
Apple, Inc. (I)	218,779	118,674,481
Dell, Inc. (I)	359,458	6,218,623
EMC Corp. (I)(L)	480,198	13,296,683
Hewlett-Packard Company	467,724	11,838,094
Lexmark International, Inc., Class A	16,901	623,309
NetApp, Inc. (I)	84,414	3,629,802
SanDisk Corp. (I)	56,565	2,797,705
Western Digital Corp. (I)	55,033	2,160,045

		159,238,742
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	39,014	2,183,223
Corning, Inc.	369,944	4,824,070
FLIR Systems, Inc.	36,720	960,962
Jabil Circuit, Inc.	43,127	1,113,970
Molex, Inc. (L)	32,278	874,734
TE Connectivity, Ltd.	99,914	3,651,857

		13,608,816
Internet Software & Services - 1.8%
Akamai Technologies, Inc. (I)	42,237	1,520,532
eBay, Inc. (I)	270,454	9,666,026
Google, Inc., Class A (I)	59,469	36,766,709
VeriSign, Inc.	37,444	1,383,556
Yahoo!, Inc. (I)	291,962	4,329,796

		53,666,619
IT Services - 3.8%
Accenture PLC, Class A	150,868	8,982,681
Automatic Data Processing, Inc.	115,038	6,248,864
Cognizant Technology
Solutions Corp., Class A (I)	71,117	5,045,751
Computer Sciences Corp.	36,501	1,159,272
Fidelity National Information Services, Inc.	57,100	1,811,783
Fiserv, Inc. (I)	33,158	2,198,375
International Business Machines Corp.	277,442	54,581,165
MasterCard, Inc., Class A (L)	25,096	10,540,320
Paychex, Inc.	75,920	2,376,296
SAIC, Inc. (I)	65,018	794,520
Teradata Corp. (I)	39,405	2,622,403
The Western Union Company	145,743	2,546,130
Total Systems Services, Inc.	38,160	834,941
Visa, Inc., Class A	119,718	13,931,584

		113,674,085
Office Electronics - 0.1%
Xerox Corp.	326,507	2,687,153

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 2.4%
Advanced Micro Devices, Inc. (I)(L)	137,805	$1,012,867
Altera Corp.	75,530	2,904,129
Analog Devices, Inc.	70,139	2,750,150
Applied Materials, Inc.	307,342	3,761,866
Broadcom Corp., Class A (I)	114,191	4,242,196
First Solar, Inc. (I)(L)	13,834	446,838
Intel Corp.	1,198,637	32,219,363
KLA-Tencor Corp.	39,232	1,898,829
Linear Technology Corp.	53,615	1,795,030
LSI Corp. (I)	132,643	1,140,730
Microchip Technology, Inc. (L)	44,991	1,622,825
Micron Technology, Inc. (I)	232,471	1,987,627
Novellus Systems, Inc. (I)	15,675	728,574
NVIDIA Corp. (I)	143,745	2,177,737
Teradyne, Inc. (I)	43,326	711,413
Texas Instruments, Inc.	268,975	8,970,316
Xilinx, Inc.	61,783	2,281,646

		70,652,136
Software - 3.7%
Adobe Systems, Inc. (I)	115,555	3,800,604
Autodesk, Inc. (I)	53,388	2,020,736
BMC Software, Inc. (I)	40,064	1,499,996
CA, Inc. (L)	87,107	2,354,502
Citrix Systems, Inc. (I)	43,901	3,281,161
Electronic Arts, Inc. (I)	78,016	1,274,001
Intuit, Inc.	69,971	4,047,123
Microsoft Corp.	1,762,374	55,937,751
Oracle Corp.	926,235	27,110,898
Red Hat, Inc. (I)	45,394	2,245,187
Salesforce.com, Inc. (I)(L)	32,014	4,583,124
Symantec Corp. (I)	173,526	3,095,704

		111,250,787

		587,409,599
Materials - 3.5%
Chemicals - 2.2%
Air Products & Chemicals, Inc.	49,542	4,470,670
Airgas, Inc.	16,083	1,324,113
CF Industries Holdings, Inc.	15,392	2,862,912
E.I. du Pont de Nemours & Company	217,487	11,059,214
Eastman Chemical Company	32,385	1,753,000
Ecolab, Inc. (L)	70,653	4,239,180
FMC Corp.	16,577	1,640,626
International Flavors & Fragrances, Inc. (L)	19,043	1,086,022
Monsanto Company	126,033	9,752,434
PPG Industries, Inc.	36,350	3,316,938
Praxair, Inc.	70,562	7,691,258
Sigma-Aldrich Corp.	28,351	2,035,318
The Dow Chemical Company	278,194	9,322,281
The Mosaic Company	70,087	4,047,524
The Sherwin-Williams Company	20,273	2,091,160

		66,692,650
Construction Materials - 0.1%
Vulcan Materials Company (L)	30,421	1,355,560
Containers & Packaging - 0.1%
Ball Corp.	38,286	1,534,503
Bemis Company, Inc.	24,241	760,440
Owens-Illinois, Inc. (I)	38,663	924,046
Sealed Air Corp.	45,201	887,296

		4,106,285
Metals & Mining - 0.9%
Alcoa, Inc.	250,533	2,547,921

The accompanying notes are an integral part of the financial statements.	87

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Allegheny Technologies, Inc.	25,037	$1,098,373
Cliffs Natural Resources, Inc.	33,664	2,136,991
Freeport-McMoRan Copper & Gold, Inc. (L)	223,135	9,496,626
Newmont Mining Corp.	116,478	6,918,793
Nucor Corp.	74,551	3,245,205
Titanium Metals Corp.	19,381	284,125
United States Steel Corp. (L)	33,897	922,676

		26,650,710
Paper & Forest Products - 0.2%
International Paper Company	102,885	3,616,408
MeadWestvaco Corp.	40,192	1,217,014

		4,833,422

		103,638,627
Telecommunication Services - 2.8%
Diversified Telecommunication Services - 2.7%
American Tower Corp.	92,517	5,789,714
AT&T, Inc.	1,394,958	42,671,765
CenturyLink, Inc.	145,382	5,851,626
Frontier Communications Corp. (L)	234,249	1,075,203
Verizon Communications, Inc.	666,428	25,397,571
Windstream Corp.	137,189	1,657,243

		82,443,122
Wireless Telecommunication Services - 0.1%
MetroPCS Communications, Inc. (I)	69,073	711,452
Sprint Nextel Corp. (I)	705,205	1,741,856

		2,453,308

		84,896,430
Utilities - 3.3%
Electric Utilities - 1.8%
American Electric Power Company, Inc.	113,676	4,275,354
Duke Energy Corp. (L)	313,720	6,563,022
Edison International	76,695	3,211,220
Entergy Corp.	41,457	2,762,280
Exelon Corp.	156,071	6,097,694
FirstEnergy Corp.	98,446	4,360,173
NextEra Energy, Inc.	99,463	5,919,043
Northeast Utilities	41,673	1,496,061
Pepco Holdings, Inc.	53,425	1,038,582
Pinnacle West Capital Corp.	25,701	1,208,718
PPL Corp.	136,129	3,886,483
Progress Energy, Inc.	69,443	3,686,034
Southern Company	202,895	8,965,930

		53,470,594
Gas Utilities - 0.1%
AGL Resources, Inc.	27,478	1,095,548
ONEOK, Inc.	24,243	2,003,442

		3,098,990
Independent Power Producers & Energy Traders - 0.1%
Constellation Energy Group, Inc.	47,448	1,720,464
NRG Energy, Inc. (I)	54,134	925,691
The AES Corp. (I)	151,770	2,058,001

		4,704,156
Multi-Utilities - 1.3%
Ameren Corp.	57,022	1,828,696
CenterPoint Energy, Inc.	100,263	1,954,126
CMS Energy Corp. (L)	59,318	1,269,998
Consolidated Edison, Inc. (L)	68,949	4,005,937
Dominion Resources, Inc.	134,084	6,767,219
DTE Energy Company	39,841	2,151,016

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multi-Utilities (continued)
Integrys Energy Group, Inc.	18,341	$954,282
NiSource, Inc. (L)	66,173	1,588,152
PG&E Corp.	95,543	3,982,232
Public Service Enterprise Group, Inc.	119,088	3,665,529
SCANA Corp.	27,162	1,222,290
Sempra Energy	56,415	3,342,025
TECO Energy, Inc. (L)	50,791	911,698
Wisconsin Energy Corp.	54,440	1,855,302
Xcel Energy, Inc.	114,157	3,024,019

		38,522,521

		99,796,261

TOTAL COMMON STOCKS (Cost $2,150,136,673)		$2,909,627,282

SECURITIES LENDING COLLATERAL - 4.2%
John Hancock Collateral
Investment Trust, 0.3743% (W)(Y)	12,390,714	124,024,855

TOTAL SECURITIES LENDING
COLLATERAL (Cost $123,965,050)		$124,024,855

SHORT-TERM INVESTMENTS - 2.5%
U.S. Government Agency - 1.8%
Federal National Mortgage Association
Discount Notes, 0.0150%, 03/28/2012 *	$2,950,000	$2,949,967
Federal National Mortgage Association
Discount Notes, 0.650%, 06/27/2012 *	50,000,000	49,989,347

		52,939,314
Repurchase Agreement - 0.7%
Repurchase Agreement with State Street Corp.
dated 02/29/2012 at 0.010% to be
repurchased at $22,817,006 on 03/01/2012,
collateralized by $23,100,000 U.S. Treasury
Notes, 0.750% due 08/15/2013 (valued at
$23,274,497, including interest)	22,817,000	22,817,000

TOTAL SHORT-TERM INVESTMENTS (Cost $75,756,314)		$75,756,314

Total Investments (Index 500 Fund)
(Cost $2,349,858,037) - 103.7%		$3,109,408,451
Other assets and liabilities, net - (3.7%)		(109,691,072)

TOTAL NET ASSETS - 100.0%		$2,999,717,379

International Equity Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.3%
Australia - 5.3%
AGL Energy, Ltd.	14,680	$218,277
Alumina, Ltd.	70,857	103,258
Amcor, Ltd.	38,872	294,720
AMP, Ltd.	88,720	379,156
APA Group, Ltd.	18,205	95,535
Asciano, Ltd.	34,600	182,877
Australia & New Zealand Banking Group, Ltd.	86,228	2,007,900
Australian Stock Exchange, Ltd.	5,600	185,382
Bendigo and Adelaide Bank, Ltd.	9,759	80,572
BHP Billiton, Ltd.	106,997	4,109,435
BlueScope Steel, Ltd. (I)	36,223	16,220
Boral, Ltd.	28,190	132,198
Brambles, Ltd.	46,756	362,029

The accompanying notes are an integral part of the financial statements.	88

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Caltex Australia, Ltd.	3,106	$45,532
Campbell Brothers, Ltd.	2,470	156,977
CFS Gandel Retail Trust	70,684	133,809
Coca-Cola Amatil, Ltd.	18,100	232,834
Cochlear, Ltd.	1,479	97,223
Commonwealth Bank of Australia	52,036	2,743,050
Computershare, Ltd.	16,180	133,971
Crown, Ltd.	17,024	152,479
CSL, Ltd.	16,565	580,405
Dart Energy, Ltd. (I)	12,301	5,156
Dexus Property Group	172,671	164,846
DuluxGroup, Ltd.	12,382	40,786
Echo Entertainment Group, Ltd.	18,861	86,175
Fortescue Metals Group, Ltd.	42,730	252,216
Goodman Group	250,639	185,250
GPT Group	50,538	168,024
Harvey Norman Holding, Ltd.	11,715	25,602
Iluka Resources, Ltd.	13,330	235,971
Incitec Pivot, Ltd.	57,185	198,393
John Fairfax Holdings, Ltd. (L)	52,429	44,716
Leighton Holdings, Ltd.	3,887	105,088
Lend Lease Corp.	19,450	155,269
Lynas Corp., Ltd. (I)	39,180	50,583
Macquarie Group, Ltd.	11,795	335,789
Metcash, Ltd.	29,610	134,252
Mirvac Group	121,798	155,911
National Australia Bank, Ltd.	72,898	1,837,035
Newcrest Mining, Ltd.	25,564	905,813
NRMA Insurance Group, Ltd.	66,237	233,895
Orica, Ltd.	11,523	334,419
Origin Energy, Ltd.	33,780	488,152
Oxiana, Ltd.	9,856	114,633
Qantas Airways, Ltd. (I)	24,543	45,327
QBE Insurance Group, Ltd.	34,647	431,671
QR National, Ltd.	54,503	227,336
Ramsay Health Care, Ltd.	3,073	59,908
Rio Tinto, Ltd.	14,394	1,027,355
Santos, Ltd.	29,746	457,379
Sonic Healthcare, Ltd.	13,185	169,440
SP Ausnet	24,569	26,112
Stockland	75,618	255,697
Suncorp-Metway, Ltd.	40,630	354,028
Sydney Airport	9,706	27,187
TABCORP Holdings, Ltd.	20,213	58,776
Tattersall’s, Ltd.	49,357	125,984
Telstra Corp., Ltd.	138,100	487,721
Toll Holdings, Ltd.	25,145	151,897
Transurban Group, Ltd.	42,394	253,419
Wesfarmers, Ltd.	23,959	743,606
Wesfarmers, Ltd. (Price Protected Shares)	4,541	144,665
Westfield Group	74,640	698,684
Westfield Retail Trust	92,169	246,987
Westpac Banking Corp.	99,293	2,209,297
Woodside Petroleum, Ltd.	21,279	844,815
Woolworths, Ltd.	39,603	1,068,019
WorleyParsons, Ltd.	5,693	178,431

		28,995,554
Austria - 0.2%
Erste Group Bank AG (I)	6,411	160,215
Immoeast AG (I)	14,582	0
IMMOFINANZ AG (I)	32,393	113,200
OMV AG	5,804	215,953
Raiffeisen Bank International AG (L)	1,754	63,310
Telekom Austria AG	10,928	127,125

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Austria (continued)
Verbund AG, Class A	2,695	$75,416
Voestalpine AG	4,033	142,473
Wiener Staedtische Allgemeine
Versicherung AG	1,603	70,673

		968,365
Belgium - 0.6%
Ageas	81,838	173,405
Anheuser-Busch InBev NV	36,887	1,808,194
Bekaert SA (I)	1,717	57,420
Belgacom SA	5,385	171,477
Colruyt SA	2,864	112,161
Delhaize Group SA	3,605	198,248
Groupe Bruxelles Lambert SA	2,867	215,073
KBC Bancassurance Holding NV	6,274	148,057
Mobistar SA	1,370	65,557
Solvay SA	2,122	260,647
UCB SA	3,670	148,045
Umicore SA	4,031	209,475

		3,567,759
Bermuda - 0.1%
Seadrill, Ltd.	11,224	465,017
Brazil - 1.8%
All America Latina Logistica SA	18,800	108,930
Amil Participacoes SA	4,525	52,174
Anhanguera Educacional Participacoes SA	5,214	68,528
Banco do Brasil SA	19,858	319,740
Banco Santander Brasil SA	23,179	249,033
BM&F Bovespa SA	65,806	440,303
BR Malls Participacoes SA	15,324	196,408
Brookfield Incorporacoes SA	9,860	37,321
CCR SA	31,200	249,273
Centrais Eletricas Brasileiras SA	10,800	117,481
CETIP SA - Mercados Organizados	7,278	135,621
Cia de Saneamento Basico do Estado de
Sao Paulo	3,979	150,262
Cia Hering	4,600	123,729
Cielo SA	8,644	309,065
Companhia Siderurgica Nacional SA	25,932	264,417
Cosan SA Industria e Comercio	4,738	84,841
CPFL Energia SA	7,400	119,236
Cyrela Brazil Realty SA	11,500	115,988
Diagnosticos da America SA	10,100	94,104
Duratex SA	11,162	62,464
Ecorodovias Infraestrutura e Logistica SA	7,338	59,183
EDP - Energias do Brasil SA	3,300	80,710
Empresa Brasileira de Aeronautica SA	19,800	147,585
Fibria Celulose SA	8,292	75,086
HRT Participacoes em Petroleo SA (I)	200	79,429
Hypermarcas SA	13,577	88,392
JBS SA (I)	30,085	127,891
Light SA	2,976	47,138
Localiza Rent a Car SA (I)	4,320	79,796
Lojas Renner SA (I)	4,200	159,905
MMX Mineracao e Metalicos SA (I)	12,093	67,886
MRV Engenharia e Participacoes SA	10,285	82,951
Multiplan Empreendimentos Imobiliarios SA	2,485	56,436
Natura Cosmeticos SA	6,800	160,333
Odontoprev SA	3,591	62,525
OGX Petroleo e Gas Participacoes SA (I)	43,800	433,600
PDG Realty SA Empreendimentos
e Participacoes	39,388	168,355
Perdigao SA	22,100	462,012
Petroleo Brasileiro SA	99,956	1,495,920

The accompanying notes are an integral part of the financial statements.	89

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Brazil (continued)
Porto Seguro SA	5,027	$62,938
Raia Drogasil SA	7,938	77,288
Redecard SA	12,333	256,391
Rossi Residencial SA (I)	8,537	51,155
Souza Cruz SA	14,000	209,603
Sul America SA	4,503	49,560
Tam SA	96	2,236
Tele Norte Leste Participacoes SA	2,500	33,702
Tim Participacoes SA	31,687	191,718
Totvs SA	4,835	89,760
Tractebel Energia SA	4,900	86,686
Ultrapar Participacoes SA	11,300	256,565
Usinas Siderurgicas de Minas Gerais SA	6,600	59,188
Vale Fertilizantes SA	43,406	1,100,790

		9,761,631
Canada - 7.6%
Agnico-Eagle Mines, Ltd.	5,400	196,309
Agrium, Inc.	5,100	433,896
Alimentation Couche Tard, Inc.	3,500	107,853
ARC Resources, Ltd. (L)	9,200	237,566
Athabasca Oil Sands Corp. (I)	10,700	132,797
Bank of Montreal (L)	21,400	1,256,165
Bank of Nova Scotia (L)	36,300	1,957,254
Barrick Gold Corp. (L)	33,508	1,603,182
Baytex Energy Corp.	3,700	213,971
BCE, Inc. (L)	8,073	330,769
Bell Aliant, Inc.	3,100	86,253
Bombardier, Inc.	50,000	240,032
Bonavista Energy Corp.	4,800	111,577
Brookfield Asset Management, Inc. (L)	19,125	597,650
Brookfield Residential Properties, Inc. (I)	721	7,520
CAE, Inc.	7,300	78,648
Cameco Corp.	13,500	331,548
Canadian Imperial Bank of Commerce (L)	13,000	1,007,600
Canadian National Railway Company	14,900	1,148,088
Canadian Natural Resources, Ltd.	36,900	1,369,788
Canadian Oil Sands, Ltd.	15,300	365,394
Canadian Pacific Railway, Ltd.	5,900	442,090
Canadian Tire Corp., Ltd.	2,700	171,450
Canadian Utilities, Ltd.	2,800	186,601
Cenovus Energy, Inc.	25,000	971,752
Centerra Gold, Inc.	5,600	112,628
CGI Group, Inc. (I)	7,400	158,403
Chorus Aviation, Inc.	415	1,518
CI Financial Corp. (L)	4,500	100,056
Crescent Point Energy Corp. (L)	7,800	369,326
Eldorado Gold Corp.	18,700	285,759
Empire Company, Ltd.	600	34,559
Enbridge, Inc. (L)	24,400	941,032
Encana Corp. (L)	23,400	476,774
Enerplus Corp. (L)	5,800	140,333
Fairfax Financial Holdings, Ltd.
(Toronto Exchange)	700	289,339
Finning International, Inc.	6,200	180,213
First Quantum Minerals, Ltd.	15,100	345,509
Fortis, Inc.	6,200	204,526
Franco-Nevada Corp.	4,200	185,582
George Weston, Ltd.	1,800	116,137
Gildan Activewear, Inc.	4,200	104,973
Goldcorp, Inc.	27,153	1,316,418
Great-West Lifeco, Inc. (L)	9,900	230,428
H&R Real Estate Investment Trust	2,900	69,228
Husky Energy, Inc. (L)	11,300	305,270
IAMGOLD Corp.	12,100	182,946

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
IGM Financial, Inc. (L)	4,100	$189,326
Imperial Oil, Ltd.	10,200	487,501
Industrial Alliance Insurance and
Financial Services, Inc.	3,400	92,710
Inmet Mining Corp.	1,400	95,055
Intact Financial Corp.	4,000	242,559
Ivanhoe Mines, Ltd. (I)	8,615	149,497
Kinross Gold Corp.	36,170	400,285
Loblaw Companies, Ltd. (L)	4,200	147,379
Magna International, Inc. (L)	7,400	352,481
Manulife Financial Corp. (L)(O)	60,100	751,971
MEG Energy Corp. (I)	4,100	180,335
Metro, Inc.	3,500	181,323
National Bank of Canada (L)	5,100	397,300
New Gold, Inc (I)	12,700	148,377
Nexen, Inc.	16,700	340,431
Niko Resources, Ltd.	1,300	61,423
Onex Corp.	3,000	110,213
Open Text Corp. (I)	1,600	97,606
Osisko Mining Corp. (I)	9,800	124,202
Pacific Rubiales Energy Corp.	8,200	238,098
Pan American Silver Corp.	3,300	82,546
Pembina Pipeline Corp.	5,400	153,194
Pengrowth Energy Trust (L)	10,500	107,075
Penn West Petroleum, Ltd. (L)	14,815	323,566
Petrobank Energy & Resources, Ltd. (I)	2,300	36,611
Potash Corp. of Saskatchewan, Inc.	28,200	1,311,886
Power Corp. of Canada (L)	11,700	295,619
Power Financial Corp. (L)	8,000	222,265
Precision Drilling Corp. (I)	7,000	84,754
Progress Energy Resources Corp. (L)	7,200	78,807
Research In Motion, Ltd. (I)	16,100	228,291
RioCan Real Estate Investment Trust	3,500	95,932
Ritchie Brothers Auctioneers, Inc. (L)	2,700	65,873
Rogers Communications, Inc., Class B (L)	14,000	536,682
Royal Bank of Canada (L)	48,000	2,701,137
Saputo, Inc. (L)	4,600	190,797
Shaw Communications, Inc., Class B (L)	12,600	258,635
Shoppers Drug Mart Corp. (L)	6,900	293,099
Silver Wheaton Corp.	11,200	428,780
SNC-Lavalin Group, Inc.	4,900	185,214
Sun Life Financial, Inc. (Toronto
Stock Exchange) (L)	18,300	402,269
Suncor Energy, Inc.	52,124	1,876,453
Talisman Energy, Inc.	32,800	450,836
Teck Resources, Ltd.	19,452	778,906
TELUS Corp.	1,900	110,569
TELUS Corp., Non-Voting Shares (L)	4,700	273,939
The Toronto-Dominion Bank (L)	29,700	2,426,248
Thomson Corp. (L)	11,893	345,089
Tim Hortons, Inc.	5,400	291,762
TMX Group, Inc. (I)	2,000	87,321
Tourmaline Oil Corp. (I)	4,000	103,977
Trans-Canada Corp. (L)	23,700	1,043,619
TransAlta Corp. (L)	7,200	152,012
Valeant Pharmaceuticals International, Inc. (I)	9,100	482,568
Vermilion Energy, Inc. (L)	3,100	152,423
Viterra, Inc.	10,500	113,548
Yamana Gold, Inc.	23,593	409,650

		41,706,734
Chile - 0.4%
Banco Santander Chile SA, ADR (L)	5,479	443,854
Cia Cervecerias Unidas SA, ADR	1,107	79,615
CorpBanca SA, ADR (L)	2,166	45,898

The accompanying notes are an integral part of the financial statements.	90

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chile (continued)
Empresa Nacional de
Electricidad SA, ADR (L)	10,021	$529,510
Enersis SA, ADR	27,811	562,060
Lan Airlines SA, ADR (L)	5,320	143,108
Sociedad Quimica y Minera de Chile SA, ADR	10,177	602,275
Vina Concha Y Toro SA, ADR (L)	911	39,947

		2,446,267
China - 3.3%
Agile Property Holdings, Ltd. (L)	67,211	89,784
Agricultural Bank of China, Ltd., H Shares	638,000	313,724
Air China, Ltd., H Shares	83,466	62,407
Alibaba.com, Ltd. (I)	57,000	96,406
Aluminum Corp. of China, Ltd., H Shares	164,780	89,411
Angang Steel Company, Ltd., H Shares (L)	61,012	46,777
Anhui Conch Cement Company, Ltd., H Shares	43,210	148,310
Anta Sports Products, Ltd.	35,000	38,589
Bank of China, Ltd., H Shares	2,260,321	977,669
Bank of Communications Company, Ltd.,
H Shares (I)	264,076	215,302
BBMG Corp., H Shares	50,500	52,572
Beijing Datang Power Generation
Company, Ltd., H Shares	137,136	49,515
BYD Company, Ltd., H Shares (I)	25,494	83,303
Changsha Zoomlion Heavy Industry Science
And Technology Development Company,
H Shares	45,600	70,061
China BlueChemical, Ltd., H Shares	68,000	52,853
China Citic Bank Corp., Ltd., H Shares	262,200	169,729
China Coal Energy Company, Ltd., H Shares	139,295	176,734
China Communications Construction
Company, Ltd., H Shares	160,965	162,629
China Communications Services Corp., Ltd.,
H Shares	98,400	50,362
China Construction Bank Corp., H Shares (I)	1,993,196	1,664,701
China COSCO Holdings Company, Ltd.,
H Shares (L)	119,879	77,861
China Dongxiang Group Company	118,500	22,162
China Life Insurance Company, Ltd., H Shares	252,376	782,941
China Longyuan Power Group Corp., H Shares	70,000	60,522
China Merchants Bank Company, Ltd.,
H Shares	135,355	306,106
China Minsheng Banking Corp., Ltd., H Shares	131,500	127,245
China Molybdenum Company, Ltd.,
H Shares (I)	55,000	27,605
China National Building Material
Company, Ltd., H Shares	104,000	148,007
China Oilfield Services, Ltd., H Shares	58,000	100,434
China Pacific Insurance Group Company, Ltd.,
H Shares	60,400	217,119
China Petroleum & Chemical Corp., H Shares	572,030	649,598
China Railway Construction Corp., H Shares	95,300	73,710
China Railway Group, Ltd., H Shares	150,000	60,564
China Rongsheng Heavy Industry
Group Company, Ltd.	104,000	37,234
China Shanshui Cement Group, Ltd.	61,000	55,694
China Shenhua Energy Company, Ltd. H Shares	112,500	513,572
China Shipping Container Lines Company, Ltd.,
H Shares (I)	134,076	45,459
China Shipping Development Company, Ltd.,
H Shares	53,568	40,239
China Southern Airlines Company, Ltd.,
H Shares (I)	68,000	33,960
China Telecom Corp., Ltd., H Shares	472,396	286,249
China Yurun Food Group, Ltd. (I)	53,400	80,929

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
China Zhengtong Auto
Services Holdings, Ltd. (I)	42,500	$52,166
China Zhongwang Holdings, Ltd.	66,400	28,943
Chongqing Rural Commercial Bank,
H Shares (I)	93,000	56,955
CNOOC, Ltd.	593,716	1,341,464
Country Garden Holdings Company	166,301	75,047
CSR Corp., Ltd., H Shares	91,000	70,887
Daphne International Holdings, Ltd.	42,000	52,850
Dongfang Electric Corp. Ltd., H Shares	12,000	31,970
Dongfeng Motor Group Company, Ltd.,
H Shares	88,780	172,829
Dongyue Group	49,000	49,845
ENN Energy Holdings, Ltd.	30,000	101,983
Evergrande Real Estate Group, Ltd.	194,000	122,419
Evertop Wire Cable Corp., H Shares	52,925	142,792
Far East Horizon, Ltd. (I)	52,000	45,004
Fosun International, Ltd.	65,500	40,473
Foxconn International Holdings, Ltd. (I)	56,000	39,296
Golden Eagle Retail Group, Ltd.	24,000	59,317
Great Wall Motor Company, Ltd., H Shares	44,750	89,315
Guangzhou Automobile Group Company, Ltd.,
H Shares	89,219	104,854
Guangzhou R&F Properties Company, Ltd.,
H Shares	41,600	54,798
Hengan International Group Company, Ltd.	26,500	239,350
Huaneng Power International, Inc., H Shares	124,564	79,220
Industrial & Commercial Bank of China,
H Shares	2,017,270	1,467,039
Intime Department Store Group Company, Ltd.	37,000	45,605
Jiangsu Expressway, Ltd., H Shares	46,855	48,813
Lenovo Group, Ltd.	220,564	194,485
Longfor Properties Company, Ltd. (L)	59,500	85,684
Metallurgical Corp. of China, Ltd., H Shares	113,000	30,464
Parkson Retail Group, Ltd.	54,500	64,546
PetroChina Company, Ltd., H Shares	711,739	1,068,766
PICC Property & Casualty Company, Ltd.,
H Shares	84,780	118,933
Ping An Insurance Group Company, H Shares	57,855	499,018
Renhe Commercial Holdings Company, Ltd.	406,000	48,544
Sany Heavy Equipment International
Holdings Company, Ltd.	42,000	36,864
Semiconductor
Manufacturing International Corp. (I)	719,000	37,791
Shandong Weigao Group Medical Polymer
Company, Ltd., H Shares	60,000	59,281
Shanghai Electric Group Company, Ltd.,
H Shares (I)	113,136	60,993
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares (I)	24,700	45,290
Shui On Land, Ltd.	122,959	52,789
Sihuan Pharmaceutical Holdings Group, Ltd.	93,000	36,665
Sino-Ocean Land Holdings, Ltd.	138,358	78,868
Sinopec Shanghai Petrochemical
Company, Ltd., H Shares	92,066	34,871
Sinopharm Group Company, Ltd., H Shares	28,000	76,059
Sinotruk Hong Kong, Ltd.	41,500	29,655
Soho China, Ltd.	73,500	53,237
Sun Art Retail Group, Ltd. (I)	70,000	92,844
Tencent Holdings, Ltd.	33,800	873,773
Tingyi (Cayman Islands) Holding Corp.	72,000	211,439
Tsingtao Brewery Company, Ltd., H Shares	12,000	64,695
Want Want China Holdings, Ltd.	216,000	214,609
Weichai Power Company, Ltd., H Shares	16,600	91,448
Wumart Stores, Inc., H Shares	22,000	44,383

The accompanying notes are an integral part of the financial statements.	91

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
Yangzijiang Shipbuilding Holdings, Ltd.	78,000	$84,153
Yanzhou Coal Mining Company, Ltd., H Shares	71,210	175,843
Zhaojin Mining Industry Company, Ltd.,
H Shares	30,000	61,411
Zhejiang Expressway Company, Ltd., H Shares	54,282	41,032
Zhongsheng Group Holdings, Ltd.	27,000	51,915
Zhuzhou CSR Times Electric Company, Ltd.,
H Shares	22,000	60,352
Zijin Mining Group Company, Ltd., H Shares	227,529	108,052
ZTE Corp., H Shares	22,896	67,948

		17,927,982
Colombia - 0.2%
BanColombia SA, ADR	9,192	587,369
Ecopetrol SA, ADR (L)	12,329	717,425
Petrominerales, Ltd.	1,412	26,358

		1,331,152
Czech Republic - 0.1%
CEZ AS	5,692	245,750
Komercni Banka AS	534	104,585
Telefonica O2 Czech Republic AS (I)	4,126	89,764

		440,099
Denmark - 0.8%
A P Moller Maersk A/S	21	161,426
A P Moller Maersk A/S, Series A	46	369,370
Carlsberg A/S	3,725	292,018
Coloplast A/S	880	144,609
Danske Bank A/S (I)	22,715	407,008
DSV A/S, ADR	7,738	179,522
Novo Nordisk A/S	14,236	1,997,363
Novozymes A/S, B shares (L)	8,138	242,010
TDC A/S	14,700	116,486
TrygVesta A/S	1,025	54,908
Vestas Wind Systems A/S (I)(L)	8,117	82,994
William Demant Holdings A/S (I)	1,005	93,069

		4,140,783
Egypt - 0.1%
Commercial International Bank	14,646	60,495
Egypt Kuwait Holding Company	22,410	27,788
Egyptian Company for Mobile Services	751	22,104
Egyptian Financial Group-Hermes Holding (I)	8,950	22,261
National Societe Generale Bank SAE	4,561	21,895
Orascom Construction Industries	2,165	100,141
Orascom Telecom Holding SAE (I)	74,402	52,063
Orascom Telecom Media And Technology
Holding SAE (I)	74,402	19,739
Talaat Moustafa Group (I)	21,628	16,963
Telecom Egypt	6,820	18,095

		361,544
Finland - 0.6%
Elisa OYJ, Class A	5,238	119,181
Fortum OYJ	15,480	384,213
Kesko OYJ	2,742	92,084
Kone OYJ	5,405	320,680
Metso OYJ	4,560	216,155
Neste Oil OYJ	5,412	66,543
Nokia OYJ	126,215	664,747
Nokian Renkaat OYJ	4,055	179,947
Orion OYJ, Series B (I)	3,582	77,109
Pohjola Bank OYJ	5,280	60,926
Sampo OYJ	14,601	410,847
Sanoma OYJ (L)	4,036	52,792

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Finland (continued)
Stora Enso OYJ, Series R (L)	21,771	$163,117
UPM-Kymmene OYJ	18,445	253,935
Wartsila OYJ	5,976	205,317

		3,267,593
France - 5.7%
Accor SA	5,418	190,174
Aeroports de Paris	1,175	92,841
Air Liquide SA	9,441	1,226,629
Alcatel-Lucent (I)	79,559	199,294
Alstom SA (L)	7,148	307,339
ANF Immobilier	35	1,356
Arkema SA	1,906	174,422
Atos Origin SA	1,693	96,224
AXA SA	57,623	926,254
BNP Paribas SA	31,770	1,543,572
Bouygues SA	6,574	208,841
Bureau Veritas SA	1,970	162,621
Cap Gemini SA	5,241	230,584
Carrefour SA	19,936	499,026
Casino Guichard Perrachon SA	1,878	182,989
Christian Dior SA	1,880	291,668
Cie de Saint-Gobain	13,532	641,058
Cie Generale d’Optique
Essilor International SA	6,903	549,729
Cie Generale de Geophysique-Veritas (I)	4,482	138,038
Cie Generale des Etablissements Michelin	5,951	410,364
CNP Assurances SA	5,828	83,922
Credit Agricole SA (I)	35,004	223,351
Danone SA	19,642	1,329,520
Dassault Systemes SA	2,038	169,294
Edenred	4,768	127,146
EDF SA	8,444	210,209
Eiffage SA	1,414	56,170
Eurazeo	1,110	52,547
Eutelsat Communications	3,315	123,642
Fonciere Des Regions	869	62,931
France Telecom SA	61,952	947,356
GDF Suez	41,234	1,067,962
Gecina SA	636	60,961
Groupe Eurotunnel SA	16,246	141,059
ICADE	802	66,429
Iliad SA	707	93,792
Imerys SA	1,219	73,660
JCDecaux SA (I)	2,771	76,957
Klepierre SA	4,082	129,503
L’Oreal SA	7,858	896,254
Lafarge SA	6,503	301,717
Lagardere SCA	3,626	108,433
Legrand SA, ADR	7,567	274,737
LVMH Moet Hennessy Louis Vuitton SA	8,366	1,405,487
Natixis	36,604	131,960
Neopost SA (L)	1,252	85,703
Pernod-Ricard SA	6,685	690,888
Peugeot SA (I)	4,623	92,511
PPR	2,514	427,708
Publicis Groupe SA	4,482	244,920
Renault SA	6,596	348,797
Safran SA	5,832	195,495
Sanofi	38,257	2,831,718
Schneider Electric SA	16,173	1,099,416
SCOR SE	6,411	169,601
Societe BIC SA	1,009	101,374
Societe Generale SA (I)	22,206	714,244
Societe Television Francaise	2,677	31,966

The accompanying notes are an integral part of the financial statements.	92

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Sodexo	3,243	$249,697
Suez Environnement SA	8,424	123,567
Technip SA	3,304	360,295
Thales SA	3,055	110,134
Total SA	70,741	3,959,761
Unibail-Rodamco SE	3,103	599,253
Vallourec SA	3,815	267,985
Veolia Environnement SA	12,689	154,479
Vinci SA	15,015	781,719
Vivendi SA	42,194	904,833
Wendel SA	1,264	106,385

		30,940,471
Germany - 5.2%
Adidas AG	7,169	562,686
Allianz SE	15,230	1,843,385
Axel Springer AG	1,695	80,774
BASF SE	30,686	2,691,098
Bayer AG	27,675	2,044,895
Bayerische Motoren Werke (BMW) AG	11,176	1,033,638
Beiersdorf AG	3,511	219,678
Brenntag AG	1,298	151,210
Celesio AG	3,786	70,097
Commerzbank AG (I)(L)	121,928	305,519
Continental AG (I)	2,884	262,379
Daimler AG	30,339	1,831,691
Deutsche Bank AG	31,241	1,454,753
Deutsche Boerse AG	6,732	446,378
Deutsche Lufthansa AG	8,622	119,592
Deutsche Post AG	29,111	510,748
Deutsche Telekom AG	94,706	1,104,643
E.ON AG	60,571	1,394,643
Fraport AG	1,470	90,309
Fresenius Medical Care AG & Company KGaA	7,174	502,383
Fresenius SE & Company KGaA	3,944	407,639
GEA Group AG	6,092	205,690
Hannover Rueckversicherung AG	2,272	126,034
HeidelbergCement AG	4,871	261,829
Henkel AG & Company, KGaA	4,717	257,409
Hochtief AG (I)	1,632	113,886
Infineon Technologies AG	37,903	382,937
K&S AG	6,058	302,083
Kabel Deutschland Holding AG (I)	3,192	191,510
Lanxess AG	2,931	219,048
Linde AG	5,773	958,894
MAN SE	2,199	253,080
Merck KGaA	2,229	230,387
Metro AG	4,780	189,185
Muenchener Rueckversicherungs AG	6,075	884,771
RWE AG	16,465	748,864
Salzgitter AG	1,542	94,234
SAP AG	30,799	2,078,429
Siemens AG	27,476	2,740,419
Suedzucker AG	2,798	81,012
ThyssenKrupp AG	13,128	354,271
United Internet AG	4,193	80,923
Volkswagen AG	1,093	185,122
Wacker Chemie AG (L)	685	67,544

		28,135,699
Greece - 0.1%
Coca Cola Hellenic Bottling Company S.A. (I)	6,257	117,289
Hellenic
Telecommunications Organization SA (I)	11,998	37,614
National Bank of Greece SA (I)	32,095	98,260

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Greece (continued)
OPAP SA	8,575	$75,992

		329,155
Hong Kong - 3.0%
AIA Group, Ltd.	284,909	1,078,290
ASM Pacific Technology, Ltd.	7,800	109,789
AviChina Industry & Technology
Company, Ltd., H Shares	80,000	40,698
Bank of East Asia, Ltd.	53,158	214,555
Beijing Capital International Airport
Company, Ltd., H Shares	81,211	40,137
Beijing Enterprises Holdings, Ltd.	19,714	124,905
Belle International Holdings, Ltd.	164,888	270,373
BOC Hong Kong Holdings, Ltd.	120,000	333,675
Bosideng International Holdings, Ltd.	88,000	27,336
Brilliance China Automotive Holdings, Ltd. (I)	86,000	99,148
Cathay Pacific Airways, Ltd.	48,000	94,755
Cheung Kong Holdings, Ltd.	47,000	680,023
Cheung Kong Infrastructure Holdings, Ltd.	12,000	70,452
China Agri-Industries Holdings, Ltd.	55,784	41,977
China Everbright, Ltd.	31,784	59,537
China Gas Holdings, Ltd.	140,000	66,858
China Mengniu Dairy Company, Ltd.	42,498	120,392
China Merchants Holdings
International Company, Ltd.	42,031	144,299
China Mobile, Ltd.	199,470	2,123,380
China Overseas Land & Investment, Ltd.	142,397	293,973
China Resource Power Holdings, Ltd.	66,532	130,623
China Resources Cement Holdings, Ltd.	68,000	56,469
China Resources Enterprises, Ltd.	42,855	159,087
China Resources Gas Group, Ltd.	30,000	46,495
China Resources Land, Ltd.	73,211	138,999
China State Construction
International Holdings, Ltd.	62,000	55,534
China Taiping Insurance
Holdings Company, Ltd. (I)	33,800	78,774
China Unicom Hong Kong, Ltd.	196,416	350,194
Citic Pacific, Ltd.	47,033	87,612
CLP Holdings, Ltd.	66,000	584,387
COSCO Pacific, Ltd.	63,508	95,003
Dah Chong Hong Holdings, Ltd.	38,000	53,250
First Pacific Company, Ltd.	74,000	82,766
Franshion Properties China, Ltd.	168,000	44,635
Fushan International Energy Group, Ltd.	108,000	45,477
Galaxy Entertainment Group, Ltd. (I)	44,000	107,407
GCL-Poly Energy Holdings, Ltd.	263,000	88,886
Geely Automobile Holdings Company, Ltd.	185,000	80,600
GOME Electrical Appliances Holdings, Ltd.	350,695	105,891
Guangdong Investment, Ltd.	96,780	63,265
Haier Electronics Group Company, Ltd. (I)	42,000	52,414
Hang Lung Group, Ltd.	28,000	187,211
Hang Lung Properties, Ltd.	83,000	313,348
Hang Seng Bank, Ltd.	24,700	344,202
Henderson Land Development Company, Ltd.	32,751	205,455
Hengdeli Holdings, Ltd.	76,000	32,740
Hong Kong & China Gas Company, Ltd.	152,182	387,977
Hong Kong Exchanges & Clearing, Ltd.	33,415	615,515
Hopewell Holdings, Ltd.	15,000	45,895
Huabao International Holdings, Ltd.	78,000	54,251
Hutchison Whampoa, Ltd.	72,000	713,505
Hysan Development Company, Ltd.	24,557	106,159
Kerry Properties, Ltd.	27,768	131,359
Kingboard Chemical Holdings, Ltd.	26,500	97,097
Kunlun Energy Company, Ltd.	80,000	133,143
Lee & Man Paper Manufacturing, Ltd.	58,000	30,424

The accompanying notes are an integral part of the financial statements.	93

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Li & Fung, Ltd.	183,200	$418,635
Lifestyle International Holdings, Ltd.	15,500	42,500
Lonking Holdings, Ltd.	72,000	28,889
Minmetals Resources, Ltd. (I)	76,000	42,660
MTR Corp., Ltd.	50,528	177,655
New World Development Company, Ltd.	102,257	141,010
Nine Dragons Paper Holdings, Ltd.	64,000	57,003
Noble Group, Ltd.	142,773	160,496
NWS Holdings, Ltd.	55,230	91,327
Orient Overseas International, Ltd.	9,000	61,814
PCCW, Ltd.	156,000	57,385
Poly Hong Kong Investment, Ltd. (I)	74,000	47,009
Power Assets Holdings, Ltd.	44,500	331,898
Shanghai Industrial Holdings, Ltd.	23,070	83,536
Shangri-La Asia, Ltd.	46,500	115,935
Shimao Property Holdings, Ltd., GDR (L)	59,500	77,341
Sino Land Company, Ltd.	103,075	183,854
Sino-Forest Corp. (I)(L)	6,600	2,269
Sinofert Holdings, Ltd.	76,000	22,610
SJM Holdings, Ltd.	63,384	131,690
Skyworth Digital Holdings, Ltd.	90,031	50,161
Sun Hung Kai Properties, Ltd.	47,500	730,474
Swire Pacific, Ltd.	22,500	254,629
The Link REIT	76,925	287,817
Wharf Holdings, Ltd.	51,625	322,189
Wheelock and Company, Ltd.	35,000	120,312
Wing Hang Bank, Ltd.	4,670	44,112
Yingde Gases Group Company	42,500	46,797
Yue Yuen Industrial Holdings, Ltd.	29,000	98,601
Yuexiu Property Company, Ltd.	252,000	50,463

		16,221,672
Hungary - 0.1%
Magyar Telekom Telecommunications PLC	18,477	50,409
MOL Hungarian Oil and Gas PLC (I)(L)	1,416	121,922
OTP Bank PLC (L)	7,985	145,779
Richter Gedeon Nyrt	494	88,545

		406,655
India - 1.6%
Dr. Reddy’s Laboratories, Ltd., ADR (L)	14,064	472,550
HDFC Bank, Ltd., ADR (L)	23,105	793,657
ICICI Bank, Ltd., ADR	45,020	1,634,226
Infosys, Ltd., ADR (L)	37,194	2,145,350
Larsen & Toubro, Ltd., GDR	16,157	434,623
Ranbaxy Laboratories, Ltd., ADR	5,039	44,343
Reliance Communication, Ltd., GDR (S)	40,149	77,415
Reliance Industries, Ltd., GDR (S)	57,445	1,889,941
Reliance Infrastructure, Ltd., GDR (L)(S)	2,106	76,561
Satyam Computer Services, Ltd., ADR (I)(L)	23,123	61,276
State Bank of India, GDR	1,983	179,759
Sterlite Industries India, Ltd., ADR	16,803	166,686
Tata Motors, Ltd., ADR (L)	10,443	285,094
Ultratech Cement, Ltd., GDR (L)	3,420	98,141
Wipro, Ltd., ADR	38,954	427,715

		8,787,337
Indonesia - 0.6%
Adaro Energy Tbk PT	558,000	117,917
Aneka Tambang Tbk PT	157,500	34,033
Astra Agro Lestari Tbk PT	17,000	41,799
Astra International Tbk PT	61,000	476,507
Bank Central Asia Tbk PT	373,000	312,806
Bank Danamon Indonesia Tbk PT	117,698	58,334
Bank Mandiri Tbk PT	247,588	175,881
Bank Negara Indonesia Persero Tbk PT	246,698	102,661

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Indonesia (continued)
Bank Pan Indonesia Tbk PT (I)	25,750	$2,504
Bank Rakyat Indonesia Tbk PT	298,000	227,446
Bumi Resources Tbk PT	563,000	151,784
Charoen Pokphand Indonesia Tbk PT	293,000	86,698
Gudang Garam Tbk PT	19,500	122,052
Indo Tambangraya Megah Tbk PT	14,000	66,885
Indocement Tunggal Prakarsa Tbk PT	50,500	97,181
Indofood Sukses Makmur Tbk PT	150,500	84,662
Indosat Tbk PT	65,000	39,220
International Nickel Indonesia Tbk PT	91,500	36,542
Kalbe Farma Tbk PT	176,500	68,299
Perusahaan Gas Negara Tbk PT	372,000	153,763
PT Telekomunikiasi Indonesia Tbk PT, ADR	1,909	58,969
Semen Gresik Persero Tbk PT	72,500	90,120
Tambang Batubara Bukit Asam Tbk PT	29,500	67,510
Telekomunikasi Indonesia Tbk PT	225,000	175,204
Unilever Indonesia Tbk PT	37,000	78,678
United Tractors Tbk PT	43,333	139,098
Xl Axiata Tbk PT	78,000	40,702

		3,107,255
Ireland - 0.5%
Anglo Irish Bank Corp. PLC (I)	29,183	0
Bank of Ireland (I)	125,223	22,603
C&C Group PLC	195	952
CRH PLC	22,853	488,285
CRH PLC (London Exchange)	954	20,454
Elan Corp. PLC (I)	15,031	187,798
Elan Corp. PLC (European
Composite Exchange) (I)	2,191	27,352
Experian PLC	32,900	494,198
Greencore Group PLC	33	37
James Hardie Industries, Ltd.	16,831	130,815
Kerry Group PLC	4,286	182,644
Kerry Group PLC (London Exchange)	644	27,645
Ryanair Holdings PLC, ADR (I)(L)	1,496	50,146
Shire PLC	17,665	616,693
WPP PLC	41,900	536,391

		2,786,013
Israel - 0.4%
Bank Hapoalim, Ltd.	40,223	129,525
Bank Leumi Le-Israel, Ltd.	44,647	128,590
Bezeq The
Israeli Telecommunication Corp., Ltd.	69,299	114,030
Cellcom Israel, Ltd.	3,055	41,387
Delek Group, Ltd.	220	39,493
Elbit Systems, Ltd.	1,125	41,158
Israel Chemicals, Ltd.	15,745	165,825
Israel Corp., Ltd.	94	56,049
Israel Discount Bank, Ltd. (I)	33,864	42,280
Mizrahi Tefahot Bank, Ltd.	5,732	44,924
Nice Systems, Ltd. (I)	2,481	84,860
Partner Communications Company, Ltd.	4,081	29,840
Teva Pharmaceutical Industries, Ltd.	31,587	1,416,714

		2,334,675
Italy - 1.5%
A2A SpA	47,665	47,919
Assicurazioni Generali SpA	39,889	642,245
Autogrill SpA	4,980	50,487
Autostrade SpA	11,075	185,506
Banca Carige SpA (L)	31,901	48,948
Banca Intesa SpA	39,651	63,288
Banca Monte dei Paschi di Siena SpA (L)	209,786	111,774
Banche Popolari Unite SpA (L)	30,309	140,139

The accompanying notes are an integral part of the financial statements.	94

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Banco Popolare Societa Cooperativa (I)(L)	71,563	$131,240
BGP Holdings PLC	181,302	0
Enel Green Power SpA	64,343	126,577
Enel SpA	222,751	892,635
ENI SpA	80,503	1,858,640
Exor SpA	2,585	64,864
Fiat Industrial SpA (I)	26,272	279,438
Fiat SpA (I)	28,067	161,971
Finmeccanica SpA (I)	15,744	79,536
Intesa Sanpaolo SpA	343,162	665,814
Luxottica Group SpA	4,639	166,101
Mediaset SpA	28,106	83,207
Mediobanca SpA	19,051	123,912
Pirelli & C. SpA	9,269	96,399
Prelios SpA (I)	4,987	893
Prysmian SpA	8,258	142,616
Saipem SpA	9,143	461,582
Snam Rete Gas SpA	55,210	267,049
Telecom Italia SpA	328,218	377,621
Telecom Italia SpA, RSP	210,933	199,391
Terna Rete Elettrica Nazionale SpA	44,097	165,966
Unicredit SpA (I)	137,525	713,358

		8,349,116
Japan - 13.3%
ABC-MART, Inc.	700	24,608
Advantest Corp.	4,200	58,772
AEON Company, Ltd. (L)	20,100	254,734
AEON Credit Service Company, Ltd.	1,600	23,135
Aeon Mall Company, Ltd.	1,700	37,831
Air Water, Inc.	3,000	38,939
Aisin Seiki Company, Ltd.	6,700	236,451
Ajinomoto Company, Inc.	22,000	258,594
Alfresa Holdings Corp.	800	35,058
All Nippon Airways Company, Ltd.	30,000	91,506
Amada Company, Ltd.	9,000	63,301
Aozora Bank, Ltd.	13,000	37,637
Asahi Glass Company, Ltd.	32,000	287,917
Asahi Group Holdings, Ltd.	12,300	269,047
Asahi Kasei Corp.	42,000	265,835
Asics Corp.	4,000	47,198
Astellas Pharma, Inc.	14,000	575,850
Bandai Namco Holdings, Inc.	4,700	65,662
Bank of Kyoto, Ltd.	11,000	97,003
Benesse Holdings, Inc.	1,700	78,088
Bridgestone Corp.	20,600	496,694
Brother Industries, Ltd.	5,800	75,134
Canon, Inc.	38,000	1,721,331
Casio Computer Company, Ltd. (L)	6,300	43,382
Central Japan Railway Company, Ltd.	48	394,650
Chiba Bank, Ltd.	23,000	145,636
CHIYODA Corp.	4,000	51,362
Chubu Electric Power Company, Inc.	21,800	399,147
Chugai Pharmaceutical Company, Ltd.	6,800	111,390
Chugoku Bank, Ltd.	4,000	53,101
Chugoku Electric Power Company, Inc.	9,700	175,286
Chuo Mitsui Trust Holdings, Inc.	99,000	344,176
Citizen Watch Company, Ltd.	7,400	45,710
Coca-Cola West Japan Company, Ltd.	2,800	47,679
Cosmo Oil Company, Ltd.	21,000	61,020
Credit Saison Company, Ltd.	4,000	79,386
Dai Nippon Printing Company, Ltd.	20,000	206,206
Daicel Chemical Industries, Ltd.	7,000	45,589
Daido Steel Company, Ltd.	7,000	46,239
Daihatsu Motor Company, Ltd.	6,000	115,215

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Daiichi Sankyo Company, Ltd.	21,400	$393,578
Daikin Industries, Ltd.	8,100	239,773
Dainippon Sumitomo Pharma Company, Ltd.	3,700	38,408
Daito Trust Construction Company, Ltd.	2,500	220,359
Daiwa House Industry Company, Ltd.	17,000	219,668
Daiwa Securities Group, Inc.	58,000	241,099
Dena Company, Ltd.	3,200	104,230
Denki Kagaku Kogyo Kabushiki Kaisha	12,000	47,832
Denso Corp.	15,500	513,513
Dentsu, Inc.	6,300	194,670
East Japan Railway Company	11,600	744,024
Eisai Company, Ltd.	8,000	323,624
Electric Power Development Company, Ltd.	2,800	71,399
FamilyMart Company, Ltd.	2,200	85,663
FANUC Corp.	6,300	1,144,856
Fast Retailing Company, Ltd. (L)	1,800	373,090
Fuji Electric Company, Ltd.	15,000	38,727
Fuji Heavy Industries, Ltd.	18,000	136,253
FUJIFILM Holdings Corp.	14,600	370,249
Fujitsu, Ltd.	59,000	318,129
Fukuoka Financial Group, Inc.	19,000	82,827
Furukawa Electric Company, Ltd. (I)	16,000	46,748
Gree, Inc.	2,200	68,852
GS Yuasa Corp.	9,000	48,582
Gunma Bank	9,000	48,543
Hakuhodo DY Holdings, Inc.	650	39,664
Hamamatsu Photonics KK	2,100	74,836
Hino Motors, Ltd.	6,000	42,739
Hirose Electric Company, Ltd.	1,000	102,919
Hisamitsu Pharmaceutical Company, Inc.	2,200	99,388
Hitachi Chemical, Ltd.	2,800	51,374
Hitachi Construction Machinery Company, Ltd.	2,700	56,602
Hitachi High-Technologies Corp.	2,500	57,116
Hitachi Metals, Ltd.	6,000	74,858
Hitachi, Ltd.	152,000	885,237
Hokkaido Electric Power Company, Inc.	5,800	85,557
Hokuhoku Financial Group, Inc.	46,000	89,015
Hokuriku Electric Power Company	5,400	100,291
Honda Motor Company, Ltd.	54,600	2,083,768
Hoya Corp.	13,800	320,556
Ibiden Company, Ltd.	3,900	93,313
Idemitsu Kosan Company, Ltd.	500	51,310
Inpex Corp.	70	494,238
Isetan Mitsukoshi Holdings, Ltd.	14,040	158,284
Ishikawajima-Harima Heavy
Industries Company, Ltd.	32,000	80,706
Isuzu Motors, Ltd.	41,000	229,816
ITOCHU Corp.	47,700	544,006
Itochu Techno-Science Corp.	800	35,618
Iyo Bank, Ltd.	6,000	54,247
J Front Retailing Company, Ltd.	12,000	60,606
Japan Petroleum Exploration Company, Ltd.	800	38,893
Japan Prime Realty Investment Corp.	23	60,835
Japan Real Estate Investment Corp. (L)	12	106,044
Japan Retail Fund Investment Corp.	58	86,420
Japan Tobacco, Inc.	151	802,405
JFE Holdings, Inc.	14,600	308,079
JGC Corp.	7,000	202,694
Joyo Bank, Ltd.	16,000	72,302
JS Group Corp.	9,400	196,778
JSR Corp.	6,800	143,110
Jupiter Telecommunications Company, Ltd.	57	55,599
JX Holdings, Inc.	71,500	449,336
Kajima Corp.	20,000	61,567
Kamigumi Company, Ltd.	7,000	60,155

The accompanying notes are an integral part of the financial statements.	95

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Kaneka Corp.	8,000	$46,007
Kansai Electric Power Company, Ltd.	23,700	392,655
Kansai Paint Company, Ltd.	6,000	56,738
Kao Corp.	16,700	427,591
Kawasaki Heavy Industries, Ltd.	46,000	144,340
Kawasaki Kisen Kaisha, Ltd. (I)	25,000	52,755
KDDI Corp.	99	629,139
Keihin Electric Express Railway Company, Ltd.	18,000	159,993
Keio Corp.	15,000	107,860
Keisei Electric Railway Company, Ltd.	7,000	51,453
Keyence Corp.	1,300	341,413
Kikkoman Corp.	4,000	44,140
Kinden Corp.	4,000	31,650
Kintetsu Corp. (L)	56,000	213,145
Kirin Holdings Company, Ltd.	26,000	306,097
Kobe Steel, Ltd. (I)	93,000	161,673
Koito Manufacturing Company, Ltd.	2,000	34,286
Komatsu, Ltd.	31,700	947,594
Konami Corp.	3,300	90,843
Konica Minolta Holdings, Inc.	14,000	118,406
Koyo Seiko Company, Ltd.	8,400	95,058
Kubota Corp.	37,000	361,802
Kuraray Company, Ltd.	11,100	159,260
Kurita Water Industries, Ltd.	2,700	69,487
Kyocera Corp.	4,900	434,255
Kyowa Hakko Kogyo Company, Ltd.	6,737	71,743
Kyushu Electric Power Company, Inc.	14,000	205,908
Lawson, Inc. (L)	1,500	88,244
Mabuchi Motor Company, Ltd.	700	32,591
Makita Corp.	3,800	158,331
Marubeni Corp.	52,000	369,296
Marui Company, Ltd.	8,600	70,152
Maruichi Steel Tube, Ltd.	1,900	42,248
Matsushita Electric Industrial Company, Ltd.	75,300	705,410
Mazda Motor Corp. (I)(L)	36,000	59,635
McDonald’s Holdings Company, Ltd.	1,900	49,533
Mediceo Holdings Company, Ltd.	3,700	44,440
MEIJI Holdings Company, Ltd.	1,600	67,929
Miraca Holdings, Inc.	1,800	68,806
Mitsubishi Chemical Holdings Corp.	45,500	262,413
Mitsubishi Corp.	46,400	1,137,055
Mitsubishi Electric Corp.	61,000	548,359
Mitsubishi Estate Company, Ltd.	42,000	761,029
Mitsubishi Gas & Chemicals Company, Inc.	14,000	89,056
Mitsubishi Heavy Industries, Ltd.	97,000	454,527
Mitsubishi Logistics Corp.	3,000	35,235
Mitsubishi Materials Corp.	35,000	112,648
Mitsubishi Motors Corp. (I)	127,000	151,756
Mitsubishi Tanabe Pharma Corp.	7,000	95,673
Mitsubishi UFJ Financial Group	417,800	2,155,266
Mitsubishi UFJ Lease &
Finance Company, Ltd.	2,030	86,778
Mitsui & Company, Ltd.	57,500	992,108
Mitsui Chemicals, Inc.	22,000	74,718
Mitsui Fudosan Company, Ltd.	27,000	513,353
Mitsui O.S.K. Lines, Ltd.	36,000	164,300
Mizuho Financial Group, Inc.	752,300	1,260,250
MS&AD Insurance Group Holdings	18,000	386,672
Murata Manufacturing Company, Ltd.	6,400	382,149
Nabtesco Corp.	3,200	74,203
NEC Corp. (I)	92,000	178,182
NGK Insulators, Ltd.	7,000	96,392
NGK Spark Plug Company, Ltd.	5,000	67,536
NHK Spring Company, Ltd.	3,000	30,981
Nidec Corp.	3,400	321,201

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nikon Corp.	11,500	$311,916
Nintendo Company, Ltd.	3,100	453,610
Nippon Building Fund, Inc.	19	181,773
Nippon Electric Glass Company, Ltd.	13,000	121,835
Nippon Express Company, Ltd.	27,000	106,023
Nippon Meat Packers, Inc.	4,000	51,473
Nippon Paper Group, Inc.	3,600	77,256
Nippon Sheet Glass Company, Ltd.	29,000	48,449
Nippon Steel Corp.	163,000	468,667
Nippon Telegraph & Telephone Corp.	16,000	754,178
Nippon Yusen Kabushiki Kaisha	49,000	146,145
Nishi-Nippon City Bank, Ltd.	17,000	48,368
Nissan Motor Company, Ltd.	83,300	856,806
Nisshin Seifun Group, Inc.	7,000	83,786
Nisshin Steel Company	27,000	46,506
Nisshinbo Holdings, Inc.	3,000	28,579
Nissin Food Products Company, Ltd.	1,700	63,818
Nitori Holdings Company, Ltd.	1,250	105,687
Nitto Denko Corp.	5,700	233,897
NKSJ Holdings, Inc.	12,800	300,715
NOK Corp.	2,500	50,121
Nomura Holdings, Inc.	114,700	524,258
Nomura Real Estate Holdings, Inc.	2,400	41,662
Nomura Real Estate Office Fund, Inc.	6	34,748
Nomura Research Institute, Ltd.	2,300	54,760
NSK, Ltd.	15,000	118,768
NTN Corp.	12,000	52,338
NTT Data Corp.	47	158,559
NTT DoCoMo, Inc.	506	862,061
NTT Urban Development Corp.	31	24,737
Obayashi Corp.	23,000	103,577
Odakyu Electric Railway Company, Ltd.	22,000	210,161
OJI Paper Company, Ltd.	27,000	133,814
Olympus Corp. (I)	6,800	113,448
Omron Corp.	6,500	144,214
Ono Pharmaceutical Company, Ltd.	2,700	147,266
Oracle Corp. Japan	1,000	35,996
Oriental Land Company, Ltd.	1,700	175,971
ORIX Corp.	3,320	320,301
Osaka Gas Company, Ltd.	63,000	241,436
Otsuka Corp.	400	29,590
Otsuka Holdings Company, Ltd.	8,500	238,321
Rakuten, Inc.	244	242,639
Resona Holdings, Inc.	63,200	302,130
Ricoh Company, Ltd.	24,000	219,478
Rinnai Corp.	1,000	72,647
Rohm Company, Ltd.	3,500	176,119
Sankyo Company, Ltd.	1,900	91,169
Sanrio Company, Ltd. (L)	1,500	61,360
Santen Pharmaceutical Company, Ltd.	1,800	71,100
SBI Holdings, Inc.	849	82,179
Secom Company, Ltd.	6,800	322,843
Sega Sammy Holdings, Inc.	6,700	126,603
Seiko Epson Corp.	3,400	46,072
Sekisui Chemical Company, Ltd.	11,000	94,559
Sekisui House, Ltd.	20,000	189,352
Seven & I Holdings Company, Ltd.	25,600	707,858
Seven Bank, Ltd.	9,000	19,696
Sharp Corp.	32,000	225,666
Shikoku Electric Power Company, Inc.	6,400	175,890
Shimadzu Corp.	9,000	78,081
Shimamura Company, Ltd.	600	65,659
Shimano, Inc.	2,300	133,437
Shimizu Corp.	16,000	64,568
Shin-Etsu Chemical Company, Ltd.	13,900	745,860

The accompanying notes are an integral part of the financial statements.	96

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Shinsei Bank, Ltd.	50,000	$64,155
Shionogi & Company, Ltd.	8,700	120,546
Shiseido Company, Ltd.	12,400	215,423
Shizuoka Bank, Ltd.	18,000	182,433
Showa Denko KK	51,000	115,029
Showa Shell Sekiyu KK	4,600	31,058
SMC Corp.	1,800	307,520
Softbank Corp.	29,700	885,866
Sojitz Corp.	40,000	73,996
Sony Corp.	34,200	731,367
Sony Financial Holdings, Inc.	6,700	122,790
Square Enix Company, Ltd.	1,800	35,006
Stanley Electric Company, Ltd.	5,200	88,241
Sumco Corp. (I)	2,900	31,133
Sumitomo Chemical Company, Ltd.	49,000	212,540
Sumitomo Corp.	35,700	530,280
Sumitomo Corp., Ltd.	18,000	267,410
Sumitomo Electric Industries, Ltd.	25,300	329,867
Sumitomo Heavy Industries, Ltd.	14,000	76,424
Sumitomo Metal Industries, Ltd.	117,000	243,105
Sumitomo Mitsui Financial Group	45,100	1,531,914
Sumitomo Realty &
Development Company, Ltd.	13,000	303,921
Sumitomo Rubber Industries, Inc.	6,500	82,046
Suruga Bank, Ltd.	5,000	46,195
Suzuken Company, Ltd.	1,500	44,086
Suzuki Motor Corp.	11,400	270,735
Sysmex Corp.	2,600	93,632
T&D Holdings, Inc.	20,200	236,299
Taisei Corp.	24,000	63,278
Taisho Pharmaceutical
Holdings Company, Ltd. (I)	1,200	96,231
Taiyo Nippon Sanso Corp.	9,000	59,539
Takashimaya Company, Ltd.	6,000	45,842
Takeda Pharmaceutical Company, Ltd.	25,700	1,161,250
TDK Corp.	4,300	223,134
Teijin, Ltd.	28,000	93,568
Terumo Corp.	5,700	274,982
The 77th Bank, Ltd.	9,000	39,581
The Bank of Yokohama, Ltd.	39,000	188,244
The Dai-ichi Life Insurance Company, Ltd.	285	375,467
The Hachijuni Bank, Ltd.	10,000	58,746
The Hiroshima Bank, Ltd.	13,000	59,874
The Japan Steel Works, Ltd.	8,000	59,374
The Tokyo Electric Power Company, Inc. (I)	47,000	130,276
THK Company, Ltd.	3,000	63,674
Tobu Railway Company, Ltd.	32,000	166,292
Toho Company, Ltd.	4,300	76,150
Toho Gas Company, Ltd.	10,000	58,335
Tohoku Electric Power Company, Inc. (I)	13,600	159,067
Tokio Marine Holdings, Inc.	24,700	683,517
Tokyo Electron, Ltd.	5,700	315,970
Tokyo Gas Company, Ltd.	78,000	355,498
Tokyu Corp.	40,000	191,939
Tokyu Land Corp.	10,000	48,198
TonenGeneral Sekiyu KK	9,000	82,996
Toppan Printing Company, Ltd.	20,000	157,475
Toray Industries, Inc.	47,000	332,993
Toshiba Corp.	127,000	554,369
Tosoh Corp.	12,000	35,083
Toto, Ltd.	11,000	82,939
Toyo Seikan Kaisha, Ltd.	3,900	57,273
Toyo Suisan Kaisha, Ltd.	3,000	77,057
Toyoda Gosei Company, Ltd.	1,600	30,034
Toyota Boshoku Corp.	1,800	22,647

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Toyota Industries Corp.	5,700	$178,053
Toyota Motor Corp.	91,900	3,798,710
Toyota Tsusho Corp.	7,800	156,787
Trend Micro, Inc.	3,600	104,748
Tsumura & Company, Ltd.	2,400	69,299
Ube Industries, Ltd.	33,000	94,916
Unicharm Corp. (L)	4,000	206,945
Ushio, Inc.	2,900	43,072
USS Company, Ltd.	570	55,868
West Japan Railway Company	5,800	236,623
Yahoo! Japan Corp.	538	169,634
Yakult Honsha Company, Ltd. (L)	2,300	70,945
Yamada Denki Company, Ltd.	2,580	167,862
Yamaguchi Financial Group, Inc.	6,000	54,578
Yamaha Corp.	3,400	32,556
Yamaha Motor Company, Ltd.	9,100	130,829
Yamato Kogyo Company, Ltd.	1,200	37,557
Yamato Transport Company, Ltd.	12,500	197,374
Yamazaki Baking Company, Ltd.	3,000	40,404
Yaskawa Electric Corp.	6,000	57,439
Yokogawa Electric Corp. (I)	7,600	72,408

		72,525,297
Jersey, C.I. - 0.1%
Randgold Resources, Ltd.	3,078	352,613
Luxembourg - 0.3%
APERAM	1,164	23,947
ArcelorMittal (L)	28,946	608,537
Millicom International Cellular SA, ADR	2,639	295,580
SES SA	10,140	244,615
Tenaris SA	16,553	320,539

		1,493,218
Macau - 0.1%
Sands China, Ltd.	81,652	303,324
Wynn Macau, Ltd.	56,350	148,215

		451,539
Malaysia - 0.8%
AirAsia BHD	24,500	29,832
Alliance Financial Group BHD	32,900	42,506
AMMB Holdings BHD	54,500	111,420
Asiatic Development BHD	12,400	38,436
Axiata Group BHD	80,125	137,849
Berjaya Corp. BHD (Kuala Lumpur Exchange)	48,700	15,646
Berjaya Sports Toto BHD	14,035	20,509
British American Tobacco Malaysia BHD	3,800	66,034
Bumi Armada BHD (I)	40,100	53,709
Bursa Malaysia BHD	7,600	18,677
CIMB Group Holdings BHD	161,700	385,493
DiGi.Com BHD	104,000	139,154
Gamuda BHD	49,500	60,087
Genting BHD	72,900	256,991
Hong Leong Bank BHD	23,020	92,713
Hong Leong Credit BHD	4,400	17,631
IJM Corp. BHD	35,460	69,360
IOI Corp. BHD	116,453	209,266
Kuala Lumpur Kepong BHD	13,400	104,482
Lafarge Malayan Cement BHD	19,580	46,827
Malayan Banking BHD	105,707	308,081
Malaysia Airports Holdings	19,700	37,602
Malaysia Marine And Heavy Engineering
Holdings BHD	21,500	38,076
Maxis BHD	70,800	139,922
MISC BHD	40,380	75,418

The accompanying notes are an integral part of the financial statements.	97

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
MMC Corp. BHD	5,100	$4,646
Parkson Holdings BHD	19,075	35,731
Petronas Chemicals Group BHD	74,000	164,958
Petronas Dagangan BHD	10,100	61,088
Petronas Gas BHD	25,900	144,850
PPB Group BHD	14,400	82,420
Public Bank BHD	34,500	156,905
Resorts World BHD	109,300	142,282
RHB Capital BHD	20,923	55,395
Sime Darby BHD	83,638	269,952
SP Setia BHD	45,425	59,708
Telekom Malaysia BHD	30,000	51,818
Tenaga Nasional BHD	83,875	175,298
UEM Land Holdings BHD (I)	53,200	40,778
UMW Holdings BHD	23,600	56,268
YTL Corp. BHD	116,230	67,716
YTL Power International BHD	81,703	50,609

		4,136,143
Mauritius - 0.0%
Essar Energy PLC (I)	12,865	21,464
Mexico - 1.1%
Alfa SAB de CV	11,300	151,313
America Movil SAB de CV, Series L	1,346,466	1,617,915
Arca Continental SAB de CV	15,210	70,713
Cemex SAB de CV (I)	355,585	272,479
Coca-Cola Femsa SAB de CV, Series L	11,000	108,816
Compartamos SAB de CV	46,700	52,478
El Puerto de Liverpool SAB de CV	8,100	64,024
Fomento Economico Mexicano SA de CV	66,100	486,078
Fresnillo PLC	6,616	200,118
Grupo Aeroportuario del Pacifico SA
de CV, Series B	21,500	80,517
Grupo Bimbo SA de CV	60,200	135,015
Grupo Carso SAB de CV	26,883	83,740
Grupo Elektra SA de CV	2,600	225,555
Grupo Financiero Banorte SAB de CV	57,540	233,006
Grupo Financiero Inbursa SA	74,666	147,109
Grupo Mexico SAB de CV, Series B	132,432	417,163
Grupo Modelo SAB de CV	23,700	154,940
Grupo Televisa SA	83,900	358,306
Industrias Penoles SAB de CV	4,900	241,543
Kimberly-Clark de Mexico SAB de CV	21,400	119,256
Mexichem SAB de CV	28,325	102,481
Minera Frisco SAB de CV, Class A1 (I)	24,683	107,642
Urbi Desarrollos Urbanos SAB de CV (I)	32,500	37,837
Wal-Mart de Mexico SAB de CV	209,576	652,334

		6,120,378
Netherlands - 3.1%
Aegon NV (I)	59,090	308,507
Akzo Nobel NV	7,906	447,575
ASML Holding NV	14,689	674,453
Corio NV	2,269	108,860
Delta Lloyd NV	4,175	77,303
European Aeronautic Defence &
Space Company NV	14,105	512,425
Fugro NV	2,642	193,689
Heineken Holding NV	4,426	197,537
Heineken NV	8,953	472,070
ING Groep NV, ADR (I)	129,075	1,140,774
Koninklijke (Royal) KPN NV	50,726	549,208
Koninklijke Ahold NV	39,784	549,785
Koninklijke Boskalis Westinster NV	2,832	108,302
Koninklijke DSM NV	5,602	311,551

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherlands (continued)
Koninklijke Philips Electronics NV	34,332	$720,619
Koninklijke Vopak NV (I)	2,762	154,083
QIAGEN NV (I)	8,586	131,445
Randstad Holdings NV	4,659	175,937
Reed Elsevier NV	24,270	299,572
Royal Dutch Shell PLC, B Shares	87,734	3,255,780
Royal Dutch Shell PLC, Class A (London
Stock Exchange)	119,260	4,332,775
SBM Offshore NV (I)	6,698	121,279
TNT Express NV	14,479	180,205
Unilever NV (L)	54,561	1,810,880
Wolters Kluwer NV	11,012	205,074

		17,039,688
New Zealand - 0.1%
Auckland International Airport, Ltd.	34,713	69,467
Chorus, Ltd. (I)	13,441	36,486
Contact Energy, Ltd. (I)	6,789	27,366
Fletcher Building, Ltd. (New
Zealand Exchange)	22,865	124,191
Sky City Entertainment Group, Ltd.	22,821	71,613
Telecom Corp. of New Zealand, Ltd.	73,875	131,914

		461,037
Norway - 0.5%
Aker Solutions ASA	6,747	116,651
DNB ASA	33,885	434,106
Gjensidige Forsikring ASA	8,121	97,168
Kvaerner ASA (I)	5,498	15,512
Norsk Hydro ASA	34,084	204,856
Orkla ASA	27,430	227,844
Statoil ASA	37,672	1,075,359
Telenor ASA	24,777	457,543
Yara International ASA	6,622	324,653

		2,953,692
Peru - 0.2%
Cia Minera Milpo SA	4,427	8,924
Compania de Minas Buenaventura SA	1,807	73,321
Compania de Minas Buenaventura SA, ADR	7,919	317,789
Credicorp SA	840	102,900
Credicorp, Ltd., ADR	2,952	362,771
Southern Peru Copper Corp.	1,360	43,656

		909,361
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	74,300	82,777
Aboitiz Power Corp.	75,100	56,117
Alliance Global Group, Inc.	172,800	46,113
Ayala Corp.	10,036	93,572
Ayala Land, Inc.	118,600	56,706
Bank of the Philippine Islands	51,988	80,849
BDO Unibank, Inc.	36,049	55,116
Energy Development Corp. (I)	166,001	21,160
Globe Telecommunications, Inc.	690	18,604
Jollibee Foods Corp.	9,000	20,593
Manila Electric Company	9,142	56,409
Metropolitan Bank & Trust Company	14,139	26,725
Philippine Long Distance Telephone Company	1,100	73,437
SM Investments Corp.	6,504	96,792
SM Prime Holdings, Ltd.	229,941	87,883

		872,853
Poland - 0.3%
Asseco Poland SA	2,196	38,011
Bank Handlowy w Warszawie SA	917	22,817

The accompanying notes are an integral part of the financial statements.	98

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Poland (continued)
Bank Millennium SA (I)	22,560	$31,656
Bank Pekao SA	4,275	212,694
Boryszew SA (I)	19,800	5,097
BRE Bank SA (I)	481	46,785
Cyfrowy Polsat SA (I)	9,446	43,274
Enea SA	5,180	27,884
Globe Trade Centre SA (I)	4,447	12,562
Grupa Lotos SA (I)	2,585	23,323
ING Bank Slaski SA	960	27,095
Jastrzebska Spolka Weglowa SA (I)	1,833	61,314
KGHM Polska Miedz SA	4,747	225,102
Polish Oil & Gas Company	57,728	67,809
Polska Grupa Energetyczna SA	21,609	138,325
Polski Koncern Naftowy Orlen SA (I)	11,383	130,484
Powszechna Kasa Oszczednosci
Bank Polski SA	22,354	245,209
Powszechny Zaklad Ubezpieczen SA	2,032	219,451
Sygnity SA (I)	160	1,137
Synthos SA	26,030	43,621
Tauron Polska Energia SA	33,395	54,924
Telekomunikacja Polska SA	25,560	140,180
TVN SA	6,487	22,667

		1,841,421
Portugal - 0.1%
Banco Espirito Santo SA (L)	33,746	74,480
Cimpor-Cimentos de Portugal SA	8,042	54,497
Electricidade de Portugal SA	66,289	193,246
Galp Energia SGPS SA	8,382	146,068
Jeronimo Martins SGPS SA (I)	8,001	147,756
Portugal Telecom SGPS SA	24,358	125,885

		741,932
Russia - 1.6%
Federal Grid Company Unified Energy System
JSC, GDR (S)	22,040	115,710
Gazprom Neft JSC, ADR	1,417	38,061
Gazprom OAO, ADR	171,102	2,258,546
Gazprom OAO, ADR (London Exchange)	15,384	203,769
Lukoil OAO, ADR	20,231	1,289,726
Mechel, ADR	6,398	71,018
MMC Norilsk Nickel OJSC, ADR	18,883	374,072
Mobile TeleSystems, ADR	17,959	327,752
NovaTek OAO, ADR	2,460	356,394
NovaTek OAO, GDR	645	93,590
Novolipetsk Steel OJSC, ADR	2,850	68,315
Pharmstandard - Reg S GDR (I)	1,827	33,690
Rosneft Oil Company, GDR	68,084	526,460
Sberbank of Russia, ADR (I)	86,000	1,178,200
Severstal OAO - GDR Reg S	7,258	111,590
Severstal OAO, GDR	4,900	75,460
Sistema JSFC - Reg S GDR	2,210	48,258
Sistema JSFC, GDR	2,540	55,372
Surgutneftegas OJSC, ADR (London Exchange)	32,107	339,050
Surgutneftegas, ADR, Class B	33,781	228,697
Tatneft, ADR	9,638	385,231
TMK OAO, GDR	3,421	49,331
Uralkali OSJC, GDR	6,412	260,648
Uralkali, ADR	4,329	175,663
VTB Bank OJSC, GDR	52,567	265,356

		8,929,959
Singapore - 1.2%
Ascendas Real Estate Investment Trust	62,000	101,700
Capitaland, Ltd.	87,500	213,970
CapitaMall Trust	77,200	110,678

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
CapitaMalls Asia, Ltd.	51,000	$62,692
City Developments, Ltd.	19,000	168,177
ComfortDelGro Corp., Ltd.	73,000	89,129
Cosco Corp. Singapore, Ltd.	48,000	46,058
DBS Group Holdings, Ltd.	58,272	657,378
Fraser and Neave, Ltd.	34,000	181,532
Genting Singapore PLC (I)	208,400	267,281
Global Logistic Properties, Ltd. (I)	66,000	114,506
Golden Agri-Resources, Ltd.	232,240	134,819
Hutchison Port Holdings Trust	190,100	150,808
Jardine Cycle and Carriage, Ltd.	4,254	161,625
Keppel Corp., Ltd.	47,931	420,712
Keppel Land, Ltd.	27,970	75,909
Neptune Orient Lines, Ltd. (I)	44,750	47,792
Olam International, Ltd.	53,789	101,406
Oversea-Chinese Banking Corp., Ltd.	86,964	620,882
SembCorp Industries, Ltd.	35,000	147,234
SembCorp Marine, Ltd.	33,600	142,901
Singapore Airlines, Ltd.	18,140	159,246
Singapore Exchange, Ltd.	31,000	177,776
Singapore Press Holdings, Ltd.	57,000	172,292
Singapore Technologies Engineering, Ltd.	57,000	144,813
Singapore Telecommunications, Ltd.	271,950	687,555
StarHub, Ltd.	24,000	56,356
United Overseas Bank, Ltd.	43,214	622,957
UOL Group, Ltd.	18,000	67,176
Wilmar International, Ltd.	67,000	273,370

		6,378,730
South Africa - 1.7%
ABSA Group, Ltd.	9,323	197,817
African Bank Investments, Ltd.	27,090	141,192
African Rainbow Minerals, Ltd.	3,831	96,862
Anglo Platinum, Ltd.	2,324	182,089
AngloGold Ashanti, Ltd.	12,056	515,033
Aspen Pharmacare Holdings, Ltd. (I)	9,494	137,317
Aveng, Ltd.	8,562	41,064
Barloworld, Ltd.	7,558	89,588
Bidvest Group, Ltd.	10,655	248,319
Discovery Holdings, Ltd.	12,412	80,633
FirstRand, Ltd.	92,452	292,783
Gold Fields, Ltd.	23,151	359,281
Growthpoint Properties, Ltd.	51,635	141,092
Harmony Gold Mining Company, Ltd.	13,696	176,754
Impala Platinum Holdings, Ltd.	16,248	359,464
Imperial Holdings, Ltd.	6,154	120,571
Investec, Ltd.	9,330	61,003
Kumba Iron Ore, Ltd.	2,445	185,370
Kumba Resources, Ltd.	4,739	132,866
Liberty Holdings, Ltd.	4,792	56,512
Life Healthcare Group Holdings, Ltd.	27,536	79,711
Massmart Holdings, Ltd.	4,234	98,744
Mittal Steel South Africa, Ltd. (I)	3,731	32,389
MMI Holdings, Ltd.	33,223	84,328
MTN Group, Ltd.	55,307	991,093
Naspers, Ltd., ADR	12,735	706,001
Nedbank Group, Ltd.	5,760	122,581
Netcare, Ltd.	16,834	30,797
Northam Platinum, Ltd.	8,417	38,113
Pick’n Pay Stores, Ltd.	4,684	26,836
Pretoria Portland Cement Company, Ltd.	12,055	50,708
Redefine Income Fund, Ltd.	99,907	104,352
Remgro, Ltd.	14,778	260,919
Reunert, Ltd.	7,830	72,004
RMB Holdings, Ltd.	26,354	109,519

The accompanying notes are an integral part of the financial statements.	99

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Africa (continued)
RMI Holdings	18,226	$38,683
Sanlam, Ltd.	60,897	249,854
Sappi, Ltd. (I)	18,690	65,575
Sasol, Ltd.	17,603	937,869
Shoprite Holdings, Ltd.	13,430	242,968
Standard Bank Group, Ltd.	37,783	553,682
Steinhoff International Holdings, Ltd. (I)	38,729	137,795
Telkom SA, Ltd.	4,799	16,501
The Foschini Group, Ltd.	7,242	113,863
The Spar Group, Ltd.	5,380	82,427
Tiger Brands, Ltd.	5,632	194,824
Trans Hex Group, Ltd. (I)	611	255
Truworths International, Ltd.	15,646	168,190
Vodacom Group, Ltd.	12,314	169,171
Woolworths Holdings, Ltd.	27,439	164,765

		9,560,127
South Korea - 3.5%
Amorepacific Corp.	117	107,075
BS Financial Group, Inc.	6,845	84,808
Celltrion, Inc. (I)	2,458	76,505
Cheil Industries, Inc.	1,710	145,279
CJ CheilJedang Corp.	284	81,335
CJ Corp.	516	38,153
Daelim Industrial Company, Ltd.	1,046	116,955
Daewoo Engineering &
Construction Company, Ltd. (I)	4,789	45,120
Daewoo International Corp.	1,575	49,503
Daewoo Securities Company, Ltd.	7,163	88,474
Daewoo Shipbuilding & Marine
Engineering Company, Ltd.	3,800	120,997
DGB Financial Group, Inc.	5,480	73,332
Dongbu Insurance Company, Ltd.	1,700	73,919
Dongkuk Steel Mill Company, Ltd.	1,380	30,785
Doosan Corp.	453	69,030
Doosan Heavy Industries and
Construction Company, Ltd.	1,671	104,844
Doosan Infracore Company, Ltd. (I)	3,770	76,385
E-Mart Company, Ltd.	728	176,383
GS Engineering & Construction Corp.	1,252	107,448
GS Holdings Corp.	1,905	109,032
Hana Financial Group, Inc.	7,740	272,464
Hankook Tire Company, Ltd.	2,760	105,437
Hanwha Chemical Corp.	3,044	75,120
Hanwha Corp.	2,000	62,814
Honam Petrochemical Corp.	501	156,748
Hynix Semiconductor, Inc. (I)	17,200	461,331
Hyosung Corp.	923	54,502
Hyundai Department Store Company, Ltd.	611	90,794
Hyundai Development Company	2,450	53,744
Hyundai Engineering &
Construction Company, Ltd.	2,393	179,943
Hyundai Glovis Company, Ltd.	472	78,188
Hyundai Heavy Industries Company, Ltd.	1,430	432,552
Hyundai Hysco Company, Ltd.	1,300	44,040
Hyundai Marine & Fire
Insurance Company, Ltd.	2,370	68,138
Hyundai Merchant Marine Company, Ltd. (I)	2,050	57,100
Hyundai Mipo Dockyard Company, Ltd.	506	70,797
Hyundai Mobis	2,333	595,495
Hyundai Motor Company, Ltd.	5,206	999,814
Hyundai Securities Company, Ltd.	4,428	43,423
Hyundai Steel Company	1,966	199,290
Hyundai Wia Corp.	460	56,640
Industrial Bank of Korea	6,570	75,811

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Kangwon Land, Inc.	3,480	$80,302
KB Financial Group, Inc.	8,589	313,744
KB Financial Group, Inc., ADR (I)	2,563	94,447
KCC Corp.	189	60,352
Kia Motors Corp.	8,060	506,980
Korea Aerospace Industries, Ltd.	1,740	46,673
Korea Electric Power Corp. (I)	8,203	183,515
Korea Exchange Bank (I)	9,970	72,297
Korea Gas Corp.	1,290	44,784
Korea Investment Holdings Company, Ltd.	1,660	66,828
Korea Kumho Petrochemical Company, Ltd.	409	56,705
Korea Life Insurance Company, Ltd.	6,400	41,642
Korea Zinc Company, Ltd.	316	123,083
Korean Air Lines Company, Ltd. (I)	1,597	74,943
KP Chemical Corp.	2,510	37,058
KT Corp.	1,662	48,332
KT&G Corp.	3,486	227,855
LG Chem, Ltd.	1,555	549,396
LG Corp.	3,040	188,729
LG Display Company, Ltd. (I)	6,016	158,493
LG Display Company, Ltd., ADR (I)	439	5,777
LG Electronics, Inc.	3,750	284,725
LG Household & Health Care, Ltd.	355	162,865
LG Innotek Company, Ltd. (I)	582	49,597
LG Uplus Corp.	8,257	46,643
Lotte Confectionery Company, Ltd.	32	51,753
Lotte Shopping Company, Ltd.	372	125,088
LS Cable, Ltd.	850	65,379
LS Industrial Systems Company, Ltd.	778	47,217
Mando Corp.	475	71,011
Mirae Asset Securities Company, Ltd.	1,254	44,358
NCSoft Corp.	568	140,152
NHN Corp.	1,448	301,709
OCI Company, Ltd.	616	146,140
Orion Corp.	133	84,412
POSCO	1,908	706,072
POSCO, ADR	575	53,188
S-Oil Corp.	1,610	178,716
S1 Corp.	826	40,066
Samsung C&T Corp.	4,416	301,932
Samsung Card Company, Ltd.	1,657	62,463
Samsung Electro-Mechanics Company, Ltd.	2,167	180,608
Samsung Electronics Company, Ltd.	3,682	3,952,950
Samsung Engineering Company, Ltd.	1,035	217,452
Samsung Fire & Marine
Insurance Company, Ltd.	1,131	212,766
Samsung Heavy Industries Company, Ltd.	6,021	218,361
Samsung Life Insurance Company, Ltd.	1,899	154,586
Samsung SDI Company, Ltd.	1,240	152,422
Samsung Securities Company, Ltd.	2,144	115,760
Samsung Techwin Company, Ltd.	1,434	81,663
Shinhan Financial Group Company, Ltd.	14,283	548,841
Shinsegae Company, Ltd.	280	65,549
SK C&C Company, Ltd.	596	66,577
SK Energy Company, Ltd.	2,101	345,754
SK Holdings Company, Ltd.	1,016	152,772
SK Networks Company, Ltd.	4,800	46,001
SK Telecom Company, Ltd.	721	93,759
STX Pan Ocean Company, Ltd.	4,057	27,597
Woongjin Coway Company, Ltd.	2,180	73,054
Woori Finance Holdings Company, Ltd.	14,600	158,530
Woori Investment & Securities Company, Ltd.	4,120	51,228
Yuhan Corp.	315	33,603

		18,904,801

The accompanying notes are an integral part of the financial statements.	100

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Spain - 2.0%
Abertis Infraestructuras SA	13,916	$237,826
Acciona SA	1,032	81,075
Acerinox SA	4,186	59,744
ACS Actividades de Construccion
y Servicios SA (L)	5,091	151,463
Amadeus IT Holding SA, A Shares	11,012	209,500
Banco Bilbao Vizcaya Argentaria SA	154,036	1,377,775
Banco de Sabadell SA (L)	51,368	166,198
Banco de Valencia SA (I)	181	55
Banco Popular Espanol SA (L)	38,370	157,342
Banco Santander SA	282,905	2,345,613
Bankia SA (I)(L)	31,567	127,607
Bankinter SA (L)	9,261	57,235
CaixaBank	27,063	127,499
Distribuidora Internacional
De Alimentacion SA (I)	21,748	106,348
EDP Renovaveis SA (I)	8,841	46,014
Enagas SA	6,611	135,786
Ferrovial SA	13,070	165,397
Fomento de Construcciones y Contratas SA (L)	2,340	59,284
Gas Natural SDG SA	12,562	212,290
Grifols SA (I)	5,394	112,263
Grifols SA, B Shares (I)	482	6,815
Iberdrola SA	129,773	766,843
Inditex SA	7,344	679,015
Indra Sistemas SA (L)	4,444	56,423
Mapfre SA	29,048	99,683
Red Electrica De Espana	3,796	191,784
Repsol YPF SA	26,986	703,047
Telefonica SA	137,308	2,340,271
Zardoya Otis SA	5,973	80,538

		10,860,733
Sweden - 2.0%
Alfa Laval AB	10,554	216,811
Assa Abloy AB, Series B	10,572	320,644
Atlas Copco AB, Series A	21,317	555,082
Atlas Copco AB, Series B	13,142	304,163
Boliden AB	9,888	172,783
CDON Group AB (I)	1,210	12,250
Electrolux AB	8,724	191,265
Getinge AB, Series B	7,115	203,120
Hennes & Mauritz AB, B Shares	33,733	1,211,504
Hexagon AB	7,300	146,427
Holmen AB, Series B	1,047	30,389
Husqvarna AB, B Shares	15,837	95,305
Industrivarden AB, C Shares (I)	2,248	33,839
Investor AB, B Shares	15,231	338,614
Kinnevik Investment AB	5,234	119,244
Lundin Petroleum AB (I)	7,992	186,254
Modern Times Group AB, B Shares	1,112	54,333
Nordea Bank AB	87,426	841,258
Ratos AB	6,676	86,432
Sandvik AB	32,196	490,987
Scania AB, Series B	11,334	226,720
Securitas AB, Series B	7,509	72,106
Skandinaviska Enskilda Banken AB, Series A	47,242	352,703
Skanska AB, Series B	13,929	253,752
SKF AB, B Shares	13,102	330,689
SSAB AB, Series A	4,300	44,944
Svenska Cellulosa AB (B Shares)	18,746	334,863
Svenska Handelsbanken AB, Series A	15,594	522,850
Swedbank AB, Class A	26,004	443,959
Swedish Match AB	7,189	274,508
Tele2 AB, Series B	10,002	203,378

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
Telefonaktiebolaget LM Ericsson, B Shares	96,762	$970,613
Teliasonera AB	68,665	500,493
Volvo AB, Series B	43,998	640,547

		10,782,829
Switzerland - 5.9%
ABB, Ltd. (I)	74,823	1,528,581
Actelion, Ltd. (I)	4,445	167,481
Adecco SA (I)	5,174	258,823
Aryzta AG (I)	3,378	167,647
Baloise Holding AG	1,961	154,277
Barry Callebaut AG (I)	83	81,284
Cie Financiere Richemont SA	17,917	1,097,998
Credit Suisse Group AG (I)	39,191	1,051,591
GAM Holding, Ltd. (I)	9,411	124,269
Geberit AG (I)	1,424	305,643
Givaudan AG (I)	314	296,356
Glencore International PLC (L)	30,101	206,432
Holcim, Ltd. (I)	8,883	579,185
Julius Baer Group, Ltd. (I)	7,801	305,499
Kuehne & Nagel International AG	2,059	270,716
Lindt & Spruengli AG (I)	39	119,576
Lindt & Spruengli AG - REG (I)	5	181,853
Lonza Group AG (I)	2,161	112,130
Nestle SA	111,631	6,821,724
Nobel Biocare Holding AG (I)	4,707	55,578
Novartis AG	79,055	4,309,076
Pargesa Holding SA, ADR	1,287	95,456
Partners Group Holding AG	564	104,991
Roche Holdings AG	23,805	4,141,369
Schindler Holding AG	1,888	232,725
Schindler Holding AG - REG	952	115,710
SGS SA	204	381,721
Sika AG	82	178,462
Sonova Holding AG (I)	1,932	215,581
STMicroelectronics NV	22,825	169,933
Straumann Holding AG (I)	429	67,965
Sulzer AG	1,046	150,046
Swiss Life Holding (I)	1,259	145,105
Swiss Re, Ltd. (I)	11,960	709,354
Swisscom AG	867	345,129
Syngenta AG (I)	3,249	1,060,621
The Swatch Group AG	1,803	143,132
The Swatch Group AG, BR Shares	1,124	509,117
Transocean, Ltd. (I)	12,040	641,229
UBS AG (I)	124,053	1,733,108
Wolseley PLC	9,612	372,570
Xstrata PLC	68,969	1,314,447
Zurich Financial Services AG (I)	4,985	1,254,499

		32,277,989
Taiwan - 2.0%
Acer, Inc.	57,177	87,119
Advanced Semiconductor Engineering, Inc.	115,640	112,438
Advantech Company, Ltd.	1,670	5,605
Asia Cement Corp.	30,058	38,259
Asustek Computer, Inc.	17,874	167,224
AU Optronics Corp.	185,701	99,354
Catcher Technology Company, Ltd.	20,657	149,734
Cathay Financial Holdings Company, Ltd.	182,719	212,811
Chang Hwa Commercial Bank, Ltd.	89,380	54,236
Cheng Shin Rubber Industry Company, Ltd.	40,402	99,523
Cheng UEI Precision Industry Company, Ltd.	2,716	6,463
Chimei Innolux Corp. (I)	93,681	50,032
China Airlines, Ltd.	21,498	10,145

The accompanying notes are an integral part of the financial statements.	101

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
China Development Financial Holdings Corp.	182,931	$61,736
China Life Insurance Company, Ltd.	31,225	32,045
China Petrochemical Development Corp.	36,000	45,816
China Steel Corp.	373,801	386,140
Chinatrust Financial Holding Company, Ltd.	260,845	175,649
Chunghwa Telecom Company, Ltd.	124,550	381,986
Compal Electronics, Inc.	106,510	125,381
Delta Electronics, Inc.	45,893	125,748
E Ink Holdings, Inc.	14,000	20,653
E.Sun Financial Holding Company, Ltd.	79,394	43,170
Epistar Corp. (I)	8,946	23,302
Eternal Chemical Company, Ltd.	3,696	3,308
EVA Airways Corp.	18,899	12,809
Evergreen Marine Corp. (I)	12,099	8,449
Everlight Electronics Company, Ltd.	2,177	4,841
Far Eastern Department Stores Company, Ltd.	7,050	9,640
Far Eastern New Century Corp.	58,985	75,187
Far EasTone
Telecommunications Company, Ltd.	30,463	63,775
First Financial Holding Company, Ltd.	124,755	79,718
Formosa Chemicals & Fibre Corp.	76,710	238,531
Formosa Petrochemical Corp.	26,780	87,903
Formosa Plastics Corp.	133,600	416,063
Formosa Taffeta Company, Ltd.	9,000	8,989
Foxconn Technology Company, Ltd.	15,309	70,013
Fubon Financial Holding Company, Ltd.	128,978	150,236
Hiwin Technologies Corp.	7,000	77,868
Hon Hai Precision Industry Company, Ltd.	303,121	1,049,697
HTC Corp.	23,900	529,561
Hua Nan Financial Holdings Company, Ltd.	158,966	93,934
Inotera Memories, Inc. (I)	5,395	1,459
Inventec Company, Ltd.	30,748	14,597
KGI Securities Company, Ltd.	23,455	10,460
Kinsus Interconnect Technology Corp.	527	1,855
Largan Precision Company, Ltd.	2,121	47,074
Lite-On Technology Corp.	44,759	60,613
Macronix International Company, Ltd.	69,453	29,318
MediaTek, Inc.	36,132	367,407
Mega Financial Holding Company, Ltd.	207,420	160,917
Mosel Vitelic, Inc. (I)	372	76
Motech Industries, Inc. (I)	4,052	8,339
MStar Semiconductor, Inc.	8,000	50,489
Nan Ya Plastics Corp.	164,180	401,026
Nan Ya Printed Circuit Board Corp.	2,211	5,528
Novatek Microelectronics Corp., Ltd.	10,326	30,659
Pegatron Corp. (I)	32,596	44,039
Pou Chen Corp.	41,568	36,742
Powertech Technology, Inc.	12,767	27,410
President Chain Store Corp.	13,952	73,422
Quanta Computer, Inc.	64,625	159,313
Radiant Opto-Electronics Corp.	18,000	79,677
Realtek Semiconductor Corp.	5,297	11,147
Richtek Technology Corp.	1,212	7,207
Shin Kong Financial Holding Company, Ltd. (I)	98,688	33,311
Siliconware Precision Industries Company	62,665	73,345
Simplo Technology Company, Ltd. (I)	10,000	71,079
SinoPac Holdings Company, Ltd.	111,601	41,435
Synnex Technology International Corp.	23,608	59,600
Taishin Financial Holdings Company, Ltd.	78,618	31,787
Taiwan Cement Corp.	68,251	87,024
Taiwan Cooperative Financial Holding (I)	72,408	47,240
Taiwan Fertilizer Company, Ltd.	16,000	44,458
Taiwan Glass Industrial Corp.	11,420	13,907
Taiwan Mobile Company, Ltd. (I)	43,621	133,927

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Taiwan Semiconductor
Manufacturing Company, Ltd.	814,788	$2,238,523
Tatung Company, Ltd. (I)	19,380	6,500
Teco Electric & Machinery Company, Ltd.	15,000	10,568
TPK Holding Company, Ltd. (I)	2,000	33,221
Transcend Information, Inc.	2,202	6,549
Tripod Technology Corp.	9,481	29,294
Tung Ho Steel Enterprise Corp.	6,424	6,610
U-Ming Marine Transport Corp.	7,000	12,161
Uni-President Enterprises Corp.	101,942	155,464
Unimicron Technology Corp.	17,513	22,804
United Microelectronics Corp.	324,729	170,053
Wafer Works Corp.	34	31
Walsin Lihwa Corp.	39,000	15,069
Wan Hai Lines, Ltd.	11,970	6,928
Wintek Corp.	23,597	20,632
Wistron Corp.	42,075	69,611
WPG Holdings Company, Ltd.	26,240	37,104
Ya Hsin Industrial Company, Ltd. (I)	18,000	0
Yang Ming Marine Transport Corp.	8,369	4,837
Yuanta Financial Holdings Company, Ltd. (I)	203,608	119,213
Yulon Motor Company, Ltd.	8,449	17,683

		10,743,833
Thailand - 0.5%
Advanced Info Service PCL	31,609	167,105
Bangkok Bank PCL	18,800	111,833
Bangkok Bank PCL (Foreign Shares)	30,500	194,566
Bank of Ayudhya PCL	33,400	26,953
Banpu PCL	4,600	99,543
BEC World PCL	44,400	64,917
Charoen Pokphand Foods PCL	118,200	141,574
CP ALL PCL	79,300	173,587
Glow Energy PCL	32,900	58,701
IRPC PCL	254,154	39,805
Kasikornbank PCL	20,900	100,601
Kasikornbank PCL (Foreign Shares)	42,200	206,011
Krung Thai Bank PCL	129,200	74,280
PTT Exploration & Production PCL	39,606	241,444
PTT Global Chemical PCL	63,990	157,517
PTT PCL (Foreign Shares)	28,582	342,814
Siam Cement PCL (Foreign Shares)	8,900	125,960
Siam Commercial Bank PCL	51,128	219,615
Thai Oil PCL	32,800	82,366

		2,629,192
Turkey - 0.3%
Akbank AS	41,541	166,260
Anadolu Efes Biracilik Ve Malt Sanayii AS	6,777	102,531
Arcelik AS	8,699	39,905
Asya Katilim Bankasi AS (I)	29,604	30,642
BIM Birlesik Magazalar AS	2,851	100,172
Coca-Cola Icecek AS	2,683	34,343
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS	31,177	41,053
Enka Insaat ve Sanayi AS	14,113	40,199
Eregli Demir ve Celik Fabrikalari TAS	19,370	45,277
Ford Otomotiv Sanayi AS	3,880	36,409
HACI Omer Sabanci Holding AS	21,328	91,988
KOC Holdings AS	20,858	86,588
Koza Altin Isletmeleri AS	2,372	46,972
TAV Havalimanlari Holding AS (I)	7,816	40,049
Tupras Turkiye Petrol Rafinerileri AS	4,261	104,936
Turk Hava Yollari (I)	17,839	26,963
Turk Sise ve Cam Fabrikalari AS	17,506	35,439

The accompanying notes are an integral part of the financial statements.	102

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Turkey (continued)
Turk Telekomunikasyon AS	20,177	$86,472
Turkcell Iletisim Hizmetleri AS (I)	26,778	146,572
Turkiye Garanti Bankasi AS	74,330	281,457
Turkiye Halk Bankasi AS	12,952	88,617
Turkiye Is Bankasi	46,664	110,216
Turkiye Vakiflar Bankasi Tao	31,479	55,409
Yapi ve Kredi Bankasi AS (I)	34,178	64,753

		1,903,222
Ukraine - 0.0%
Kernel Holding SA (I)	2,053	48,239
United Kingdom - 12.4%
3i Group PLC	36,313	109,381
Admiral Group PLC	7,431	127,364
Aggreko PLC	9,012	317,333
AMEC PLC	11,707	205,922
Anglo American PLC	43,419	1,829,570
Antofagasta PLC	13,705	289,149
ARM Holdings PLC	44,898	406,619
Associated British Foods PLC (I)	9,455	180,197
AstraZeneca PLC	44,972	2,014,679
Aviva PLC (I)	93,797	549,258
Babcock International Group PLC	12,477	149,324
BAE Systems PLC (I)	109,841	546,529
Balfour Beatty PLC	23,807	105,239
Barclays PLC	381,349	1,485,194
BG Group PLC (I)	110,947	2,675,633
BHP Billiton PLC	70,611	2,282,740
BP PLC	630,669	4,949,943
British American Tobacco PLC	64,644	3,267,236
British Land Company PLC	30,033	224,594
British Sky Broadcasting Group PLC	37,948	404,111
BT Group PLC	243,866	832,993
Bunzl PLC	12,557	192,205
Burberry Group PLC	15,116	338,876
Capita PLC	16,268	198,296
Capital Shopping Centres Group PLC	19,885	105,195
Carnival PLC	4,877	144,098
Centrica PLC	162,235	783,769
Cobham PLC	44,302	132,098
Compass Group PLC (I)	59,621	597,672
Diageo PLC	80,988	1,934,474
Eurasian Natural Resources Corp.	9,290	103,287
G4S PLC	48,999	225,079
GKN PLC	57,896	201,523
GlaxoSmithKline PLC	169,111	3,729,279
Hammerson PLC	25,826	160,892
HSBC Holdings PLC	593,949	5,244,475
ICAP PLC	21,064	128,907
Imperial Tobacco Group PLC (I)	33,409	1,323,947
Inmarsat PLC	15,844	120,692
Intercontinental Hotels Group PLC	10,138	231,185
International Consolidated
Airlines Group SA (I)	35,794	93,729
International Power PLC	54,039	297,084
Intertek Group PLC	5,636	207,612
Invensys PLC	32,335	106,938
Investec PLC	19,158	121,800
ITV PLC	142,230	194,113
J Sainsbury PLC	42,732	202,835
Johnson Matthey PLC	7,606	279,209
Kazakhmys PLC	8,369	147,594
Kingfisher PLC	79,846	361,133
Land Securities Group PLC	26,875	288,502
Legal & General Group PLC	197,946	380,150

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Lloyds Banking Group PLC (I)	1,296,862	$720,167
London Stock Exchange Group PLC	5,284	75,796
Lonmin PLC, ADR	5,585	97,967
Man Group PLC	69,222	143,985
Marks & Spencer Group PLC	55,816	321,881
National Grid PLC	113,489	1,159,542
Next PLC	4,629	204,152
Old Mutual PLC	184,487	466,665
Pearson PLC (I)	26,576	506,535
Petrofac, Ltd.	9,092	230,065
PIK Group, GDR (I)	5,907	15,769
Prudential PLC	86,078	974,945
Reckitt Benckiser Group PLC	20,632	1,142,234
Reed Elsevier PLC	40,987	358,267
Resolution, Ltd.	51,646	220,893
Rexam PLC	31,280	206,598
Rio Tinto PLC (I)	46,713	2,659,621
Rolls-Royce Holdings PLC (I)	58,762	761,100
Royal Bank of Scotland Group PLC (I)	625,923	278,217
RSA Insurance Group PLC (I)	125,255	217,703
SABMiller PLC (I)	31,714	1,283,453
Schroders PLC (I)	4,127	101,451
Scottish & Southern Energy PLC	29,436	603,667
Segro PLC	26,283	98,222
Serco Group PLC	17,807	157,243
Severn Trent PLC	8,344	208,890
Smith & Nephew PLC	30,928	303,852
Smiths Group PLC	10,358	179,318
Standard Chartered PLC (I)	78,029	2,004,721
Standard Life PLC	82,114	303,567
Subsea 7 SA (I)	10,143	243,338
Tate & Lyle PLC	16,188	179,627
Tesco PLC	263,792	1,326,820
The Sage Group PLC	45,710	225,548
The Weir Group PLC	7,236	242,490
TUI Travel PLC	20,474	64,526
Tullow Oil PLC	28,390	666,074
Unilever PLC	41,621	1,343,576
United Utilities Group PLC	18,179	176,734
Vedanta Resources PLC	4,332	98,896
Vodafone Group PLC	1,745,028	4,714,997
Whitbread PLC	6,358	171,681
WM Morrison Supermarket PLC	73,437	338,526

		67,328,975
United States - 0.2%
Brookfield Office Properties, Inc. (L)	9,050	157,228
Meggitt PLC	26,921	165,517
Sims Metal Management, Ltd.	3,734	60,846
Southern Copper Corp. (L)	6,329	203,554
Synthes, Inc. (S)	2,398	415,026

		1,002,171

TOTAL COMMON STOCKS (Cost $443,633,895)		$508,049,964

PREFERRED SECURITIES - 2.4%
Brazil - 2.0%
AES Tiete SA	3,800	56,317
Banco Bradesco SA	63,663	1,156,667
Banco do Estado do Rio Grande do Sul SA	6,499	77,432
Bradespar SA	8,600	181,340
Brasil Telecom SA	9,780	66,064
Braskem SA, A Shares	6,200	56,250
Centrais Eletricas Brasileiras SA	8,200	124,725

The accompanying notes are an integral part of the financial statements.	103

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Brazil (continued)
Cia Brasileira de Distribuicao Grupo Pao
de Acucar	3,637	$168,587
Cia Paranaense de Energia	3,800	95,661
Companhia de Bebidas das Americas	25,079	1,009,148
Companhia de Transmissao de Energia
Eletrica Paulista	1,219	41,058
Companhia Energetica de Minas Gerais	13,064	299,508
Companhia Energetica de Sao Paulo	5,564	121,859
Eletropaulo Metropolitana Eletricidade de
Sao Paulo SA	4,024	86,631
Gerdau SA	28,760	300,621
Gol Linhas Aereas Inteligentes SA	4,300	37,535
Investimentos Itau SA	77,594	542,220
Itau Unibanco Holding SA	76,500	1,639,365
Klabin SA	18,400	91,504
Lojas Americanas SA	11,026	117,499
Metalurgica Gerdau SA	11,000	146,368
Petroleo Brasileiro SA	140,686	1,991,601
Suzano Papel e Celulose SA	7,275	34,823
Tam SA	3,290	76,634
Tele Norte Leste Participacoes SA	9,400	102,033
Telefonica Brasil SA	10,113	302,698
Telemar Norte Leste SA	1,900	47,587
Usinas Siderurgicas de Minas Gerais SA	16,684	113,186
Vale SA	67,182	1,662,679

		10,747,600
Germany - 0.3%
Bayerische Motoren Werke (BMW) AG	1,986	117,692
Henkel AG & Company KGaA	6,192	402,808
Porsche Automobil Holding SE	5,371	349,580
ProSiebenSat.1 Media AG	2,912	75,593
RWE AG	1,721	72,229
Volkswagen AG	4,894	914,976

		1,932,878
South Korea - 0.1%
Hyundai Motor Company, Ltd.	950	53,281
Hyundai Motor Company, Ltd. -2nd Preferred	1,470	83,322
Hyundai Securities Company (I)	1,782	13,731
LG Chem, Ltd.	290	32,059
Samsung Electronics Company, Ltd.	695	433,430

		615,823

TOTAL PREFERRED SECURITIES (Cost $10,284,268)		$13,296,301

RIGHTS - 0.0%
Duratex SA (Expiration Date: 03/15/2012,
Strike Price: BRL 129.71) (I)	12	$53

TOTAL RIGHTS (Cost $0)		$53

WARRANTS - 0.0%
Kinross Gold Corp. (Expiration Date:
09/17/2014, Strike Price: $21.30) (I)	638	632

TOTAL WARRANTS (Cost $3,040)		$632

STAPLED UNITS - 0.0%
Hong Kong - 0.0%
HKT Trust and HKT, Ltd.	3,391	2,456

TOTAL STAPLED UNITS (Cost $1,945)		$2,456

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 5.1%
John Hancock Collateral
Investment Trust, 0.3743% (W)(Y)	2,754,840	27,574,569

TOTAL SECURITIES LENDING
COLLATERAL (Cost $27,563,964)		$27,574,569

SHORT-TERM INVESTMENTS - 1.8%
Money Market Funds - 1.8%
AIM Short-Term Investment Trust, STIC Prime
Portfolio, 0.1000% (Y)	9,848,907	9,848,907

TOTAL SHORT-TERM INVESTMENTS (Cost $9,848,907)		$9,848,907

Total Investments (International Equity Index Fund)
(Cost $491,336,019) - 102.6%		$558,772,882
Other assets and liabilities, net - (2.6%)		(13,978,553)

TOTAL NET ASSETS - 100.0%		$544,794,329

International Growth Stock Fund
	Shares	Value

COMMON STOCKS - 90.2%
Australia - 5.7%
BHP Billiton, Ltd.	117,273	$4,504,106
Brambles, Ltd.	590,316	4,570,777
CSL, Ltd.	116,197	4,071,315
WorleyParsons, Ltd.	171,558	5,377,006

		18,523,204
Belgium - 1.9%
Anheuser-Busch InBev NV	93,287	6,269,876
Brazil - 2.3%
Banco Bradesco SA, ADR	303,551	5,506,415
Petroleo Brasileiro SA, ADR	70,165	1,999,001

		7,505,416
Canada - 6.8%
Agrium, Inc.	34,016	2,893,999
Canadian National Railway Company	33,309	2,566,555
Canadian Natural Resources, Ltd.	65,236	2,421,667
Cenovus Energy, Inc.	82,541	3,208,375
CGI Group, Inc. (I)	119,092	2,549,263
Fairfax Financial Holdings, Ltd.	7,481	3,092,202
Suncor Energy, Inc.	154,609	5,565,893

		22,297,954
China - 1.3%
Industrial & Commercial Bank of China, Ltd.,
H Shares	5,967,000	4,339,439
Denmark - 1.4%
Novo Nordisk A/S	31,964	4,484,667
France - 6.9%
BNP Paribas	56,357	2,738,152
Cap Gemini SA	66,762	2,937,267
Compagnie Generale des Etablissements
Michelin, Class B	26,956	1,858,810
Danone SA	58,315	3,947,202
Eutelsat Communications	50,720	1,891,737
L’Oreal SA	18,008	2,053,924
Publicis Groupe SA	48,002	2,623,085
Schneider Electric SA	32,573	2,214,263
Total SA	38,712	2,166,923

		22,431,363

The accompanying notes are an integral part of the financial statements.	104

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

International Growth Stock Fund (continued)
	Shares	Value

COMMON STOCKS (continued)
Germany - 4.9%
Adidas AG	64,952	$5,098,000
Bayer AG	23,132	1,709,214
Fresenius Medical Care AG	51,715	3,621,516
SAP AG	82,260	5,551,206

		15,979,936
Hong Kong - 2.2%
China Mobile, Ltd.	344,500	3,667,241
Hutchison Whampoa, Ltd.	340,000	3,369,329

		7,036,570
Ireland - 1.8%
Shire PLC	65,833	2,298,260
WPP PLC	282,461	3,615,977

		5,914,237
Israel - 1.8%
Teva Pharmaceutical Industries, Ltd., ADR	127,078	5,694,365
Japan - 9.2%
Canon, Inc.	117,500	5,322,536
Denso Corp.	119,600	3,962,335
Fanuc, Ltd.	17,900	3,252,844
Keyence Corp.	13,600	3,571,703
Komatsu, Ltd.	75,100	2,244,931
Nidec Corp.	29,400	2,777,447
Toyota Motor Corp.	94,700	3,914,449
Yamada Denki Company, Ltd.	75,280	4,897,938

		29,944,183
Mexico - 3.2%
America Movil SAB de CV, Series L, ADR	161,815	3,873,851
Fomento Economico Mexicano SAB de CV	51,770	3,810,272
Grupo Televisa SA, ADR	130,281	2,778,894

		10,463,017
Netherlands - 3.7%
Koninklijke Ahold NV	181,625	2,509,922
Royal Dutch Shell PLC, B Shares	118,894	4,412,118
Unilever NV	116,829	3,877,556
Vimpelcom, Ltd., ADR	93,427	1,137,007

		11,936,603
Russia - 1.0%
Gazprom OAO, ADR (London Exchange)	255,813	3,388,373
Singapore - 2.6%
Keppel Corp., Ltd.	535,900	4,703,833
United Overseas Bank, Ltd.	265,000	3,820,140

		8,523,973
South Korea - 2.4%
Hyundai Mobis	13,973	3,566,588
NHN Corp.	20,496	4,270,596

		7,837,184
Spain - 0.9%
Amadeus IT Holding SA, A Shares	160,973	3,062,465
Sweden - 3.0%
Ericsson (LM), Series B	260,778	2,615,846
Kinnevik Investment AB	73,725	1,679,651
Swedbank AB, Class A	200,239	3,418,625
Volvo AB, Series B	141,177	2,055,333

		9,769,455
Switzerland - 8.4%
ABB, Ltd. (I)	157,503	3,217,676
Informa PLC	425,891	2,937,744
Julius Baer Group, Ltd. (I)	79,954	3,131,121
Nestle SA	81,515	4,981,348
Novartis AG	87,746	4,782,799

International Growth Stock Fund (continued)
	Shares	Value

COMMON STOCKS (continued)
Switzerland (continued)
Roche Holdings AG	21,589	$3,755,850
Syngenta AG (I)	14,212	4,639,442

		27,445,980
Taiwan - 1.3%
Taiwan Semiconductor
Manufacturing Company, Ltd. (I)	1,583,000	4,349,085
Turkey - 0.7%
Akbank T.A.S.	584,044	2,337,521
United Kingdom - 16.8%
BG Group PLC (I)	225,692	5,442,860
British American Tobacco PLC	101,717	5,140,979
British Sky Broadcasting Group PLC	217,960	2,321,074
Centrica PLC	592,261	2,861,256
Compass Group PLC	711,592	7,133,364
GlaxoSmithKline PLC	106,991	2,359,393
Imperial Tobacco Group PLC	165,327	6,551,652
International Power PLC	400,284	2,200,593
Kingfisher PLC	820,495	3,710,988
Next PLC	89,148	3,931,684
Reed Elsevier PLC	646,513	5,651,171
Smith & Nephew PLC	284,379	2,793,880
Tesco PLC	251,596	1,265,476
Vodafone Group PLC	1,203,776	3,252,559

		54,616,929

TOTAL COMMON STOCKS (Cost $272,160,492)		$294,151,795

PREFERRED SECURITIES - 1.1%
Germany - 1.1%
Volkswagen AG	19,568	3,658,408

TOTAL PREFERRED SECURITIES (Cost $3,406,689)		$3,658,408

SHORT-TERM INVESTMENTS - 8.5%
Money Market Funds - 8.5%
State Street Institutional Liquid Reserves
Fund, 0.2154% (Y)	27,753,573	27,753,573

TOTAL SHORT-TERM INVESTMENTS (Cost $27,753,573)		$27,753,573

Total Investments (International Growth Stock Fund)
(Cost $303,320,754) - 99.8%		$325,563,776
Other assets and liabilities, net - 0.2%		562,441

TOTAL NET ASSETS - 100.0%		$326,126,217

International Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.2%
Argentina - 2.5%
Arcos Dorados Holdings, Inc., Class A	115,272	$2,423,017
MercadoLibre, Inc.	39,639	3,857,271

		6,280,288
Belgium - 2.6%
Anheuser-Busch InBev NV	97,546	6,556,126
Brazil - 3.9%
BR Malls Participacoes SA	315,300	4,041,201
OGX Petroleo e Gas Participacoes SA (I)	593,238	5,872,788

		9,913,989
Canada - 4.3%
Canadian National Railway Company	83,134	6,400,487

The accompanying notes are an integral part of the financial statements.	105

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

International Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
IMAX Corp. (I)	61,166	$1,560,956
Pacific Rubiales Energy Corp.	99,897	2,900,643

		10,862,086
China - 3.2%
Baidu, Inc., ADR (I)	41,176	5,628,759
CNOOC, Ltd.	1,140,600	2,577,114

		8,205,873
Denmark - 3.0%
Novo Nordisk A/S	35,982	5,048,407
Novozymes A/S, B shares	87,245	2,594,517

		7,642,924
France - 4.7%
Pernod-Ricard SA	25,793	2,665,682
Publicis Groupe SA	47,402	2,590,298
Schneider Electric SA	59,002	4,010,866
Unibail-Rodamco SE	13,205	2,550,158

		11,817,004
Germany - 4.5%
Adidas AG	48,937	3,841,003
Bayerische Motoren Werke (BMW) AG	53,621	4,959,262
Infineon Technologies AG	259,944	2,626,237

		11,426,502
Hong Kong - 6.5%
Belle International Holdings, Ltd.	2,005,000	3,287,672
China Unicom Hong Kong, Ltd.	3,410,000	6,079,749
Hang Lung Properties, Ltd.	1,178,000	4,447,282
Li & Fung, Ltd.	1,138,000	2,600,475

		16,415,178
India - 0.9%
ICICI Bank, Ltd., ADR	64,062	2,325,451
Ireland - 6.3%
Accenture PLC, Class A	86,644	5,158,784
CRH PLC (London Exchange)	138,959	2,979,244
Experian PLC	257,085	3,861,729
Shire PLC	116,723	4,074,854

		16,074,611
Israel - 1.0%
Check Point Software Technologies, Ltd. (I)	43,348	2,521,120
Japan - 10.8%
Canon, Inc.	88,400	4,004,359
FANUC Corp.	28,200	5,124,593
Honda Motor Company, Ltd.	171,600	6,548,986
Hoya Corp.	110,200	2,559,806
Marubeni Corp.	364,000	2,585,069
Rakuten, Inc.	3,804	3,782,779
Sumitomo Realty &
Development Company, Ltd.	115,000	2,688,536

		27,294,128
Luxembourg - 2.5%
Millicom International Cellular SA, ADR	57,633	6,455,162
Mexico - 1.0%
Wal-Mart de Mexico SAB de CV	810,800	2,523,726
Netherlands - 5.4%
ASML Holding NV	83,444	3,831,374
LyondellBasell Industries NV, Class A	74,150	3,201,797
Sensata Technologies Holding NV (I)	153,263	4,965,721
Yandex Nv, Class A (I)	81,043	1,726,216

		13,725,108

International Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea - 1.7%
Samsung Electronics Company, Ltd.	4,122	$4,425,328
Spain - 1.6%
Inditex SA	42,916	3,967,948
Sweden - 0.5%
Elekta AB, Series B	27,744	1,299,192
Switzerland - 11.5%
Julius Baer Group, Ltd. (I)	160,815	6,297,762
Nestle SA	105,289	6,434,167
Roche Holdings AG	36,759	6,394,987
The Swatch Group AG, BR Shares	11,221	5,082,559
Xstrata PLC	267,244	5,093,275

		29,302,750
Taiwan - 2.0%
Taiwan Semiconductor Manufacturing
Company, Ltd., ADR	344,807	5,006,598
United Kingdom - 11.7%
ARM Holdings PLC	350,107	3,170,749
British Sky Broadcasting Group PLC	582,875	6,207,085
Reed Elsevier PLC	291,795	2,550,581
Rolls-Royce Holdings PLC (I)	228,117	2,954,627
Standard Chartered PLC (I)	274,200	7,044,745
The Weir Group PLC	74,071	2,482,242
Tullow Oil PLC	227,159	5,329,508

		29,739,537
United States - 5.1%
Citigroup, Inc.	117,322	3,909,169
Las Vegas Sands Corp.	52,961	2,945,161
Perrigo Company	12,756	1,314,633
Wynn Resorts, Ltd.	40,222	4,767,916

		12,936,879

TOTAL COMMON STOCKS (Cost $193,897,398)		$246,717,508

SHORT-TERM INVESTMENTS - 3.2%
Money Market Funds - 3.2%
State Street Institutional Treasury Money
Market Fund, 0.000% (Y)	8,011,987	8,011,987

TOTAL SHORT-TERM INVESTMENTS (Cost $8,011,987)		$8,011,987

Total Investments (International Opportunities Fund)
(Cost $201,909,385) - 100.4%		$254,729,495
Other assets and liabilities, net - (0.4%)		(968,875)

TOTAL NET ASSETS - 100.0%		$253,760,620

International Small Cap Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.3%
Australia - 4.4%
Billabong International, Ltd. (L)	714,567	$2,313,777
Downer EDI, Ltd. (I)	718,802	3,007,164
Emeco Holdings, Ltd.	4,341,244	4,951,513
Pacific Brands, Ltd.	4,747,577	3,617,204

		13,889,658
Austria - 1.3%
Wienerberger AG (L)	326,485	4,015,310

The accompanying notes are an integral part of the financial statements.	106

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Bahamas - 2.2%
Steiner Leisure, Ltd. (I)	138,970	$6,954,059
Belgium - 1.8%
Barco NV	84,270	5,533,244
Canada - 8.9%
ATS Automation Tooling Systems, Inc. (I)	641,520	5,316,554
Canaccord Financial, Inc. (L)	517,506	4,806,590
Dorel Industries, Inc., Class B	150,200	4,088,015
Genworth MI Canada, Inc.	169,400	3,708,327
HudBay Minerals, Inc.	325,470	3,924,258
Mullen Group, Ltd.	201,570	4,467,563
The North West Company, Inc.	71,200	1,476,602

		27,787,909
China - 2.6%
People’s Food Holdings, Ltd. (I)	5,361,704	2,720,448
Shenzhen Expressway Company, Ltd.,
H Shares	2,634,000	1,155,816
Sinotrans, Ltd., H Shares	17,808,000	3,738,459
Travelsky Technology, Ltd., H Shares	1,196,539	651,037

		8,265,760
Finland - 3.1%
Amer Sports OYJ	444,778	6,032,432
Huhtamaki OYJ	260,656	3,621,827

		9,654,259
Germany - 2.9%
Jenoptik AG (I)	552,685	4,201,775
Kloeckner & Company SE	308,185	4,754,394

		8,956,169
Greece - 1.7%
Hellenic Exchanges SA Holding Clearing
Settlement and Registry	704,870	2,896,891
JUMBO SA (I)	485,820	2,380,960

		5,277,851
Hong Kong - 7.0%
Dah Sing Financial Holdings, Ltd.	1,074,374	4,230,669
Giordano International, Ltd.	2,026,365	1,620,033
Stella International Holdings, Ltd.	2,095,000	4,810,307
Techtronic Industries Company	4,698,000	5,643,575
Texwinca Holdings, Ltd.	2,568,907	3,222,418
Yue Yuen Industrial Holdings, Ltd.	655,140	2,227,508

		21,754,510
India - 0.0%
HCL Infosystems, Ltd.	47,521	42,898
Italy - 1.3%
Azimut Holding SpA	438,131	4,082,625
Japan - 10.6%
Asahi Company, Ltd. (I)(L)	106,100	1,991,154
Descente, Ltd.	807,860	4,157,295
En-Japan, Inc. (I)	2,287	2,388,570
Keihin Corp. (L)	121,800	2,460,422
Kobayashi Pharmaceutical Company, Ltd.	126,000	6,093,656
Megane Top Company, Ltd.	182,800	1,847,033
Meitec Corp.	201,511	4,057,574
Nissan Shatai Company, Ltd.	139,600	1,400,963
Nissin Kogyo Company, Ltd.	140,610	2,375,443
Shinko Plantech Company, Ltd.	469,700	4,130,841
Tokai Rika Company, Ltd.	134,900	2,368,652

		33,271,603
Liechtenstein - 1.0%
Verwaltungs & Privat Bank AG	33,515	3,019,203

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherlands - 8.0%
Aalberts Industries NV	216,181	$4,375,857
Accell Group	108,934	2,459,493
Arcadis NV (L)	150,800	2,738,439
Imtech NV	57,050	1,911,551
Mediq NV	321,861	5,223,259
SBM Offshore NV	134,586	2,436,911
TKH Group NV	176,028	4,105,899
USG People NV	180,304	1,826,574

		25,077,983
Norway - 2.0%
Tomra Systems ASA	758,890	6,312,633
Singapore - 0.1%
Huan Hsin Holdings, Ltd. (I)	2,394,298	206,760
South Korea - 8.9%
Binggrae Company, Ltd.	58,460	3,104,638
BS Financial Group, Inc.	283,930	3,517,821
DGB Financial Group, Inc.	200,600	2,684,367
Hyundai Mipo Dockyard Company, Ltd.	13,640	1,908,428
KIWOOM Securities Company, Ltd.	43,790	2,688,022
Mirae Asset Securities Company, Ltd.	53,780	1,902,358
S1 Corp.	39,100	1,896,567
Sindoh Company, Ltd.	80,243	3,798,428
Youngone Corp.	290,900	6,305,750

		27,806,379
Spain - 4.0%
Antena 3 de Television SA (I)(L)	515,778	3,090,638
Construcciones & Auxiliar de Ferrocarriles SA	7,162	3,850,876
Melia Hotels International SA (L)	235,424	1,633,095
Tecnicas Reunidas SA (L)	98,631	3,965,687

		12,540,296
Sweden - 0.7%
Duni AB	242,260	2,297,308
Switzerland - 2.5%
Panalpina Welttransport Holding AG (I)	46,490	5,624,552
Vontobel Holding AG	89,146	2,270,690

		7,895,242
Taiwan - 3.4%
D-Link Corp.	3,154,668	2,460,885
Giant Manufacturing Company, Ltd.	988,746	4,236,385
Ta Chong Bank, Ltd. (I)	9,282,740	3,771,818

		10,469,088
Thailand - 2.2%
Bank of Ayudhya PCL	3,565,810	2,877,470
Glow Energy PCL	2,270,788	4,051,629

		6,929,099
Turkey - 0.5%
Aygaz AS	303,319	1,627,235
United Kingdom - 13.2%
Bellway PLC	442,966	5,741,391
Bodycote PLC	786,785	5,257,534
Bovis Homes Group PLC	583,740	4,688,639
Dignity PLC	153,590	2,023,893
Fiberweb PLC	2,643,033	2,522,565
Greggs PLC	412,370	3,586,799
Henderson Group PLC	2,251,780	4,267,533
Laird PLC	1,498,300	4,127,180
Persimmon PLC	695,915	7,478,469

The accompanying notes are an integral part of the financial statements.	107

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
UBM PLC	178,820	$1,656,061

		41,350,064

TOTAL COMMON STOCKS (Cost $239,889,172)		$295,017,145

SECURITIES LENDING COLLATERAL - 4.6%
John Hancock Collateral
Investment Trust, 0.3743% (W)(Y)	1,443,597	14,449,687

TOTAL SECURITIES LENDING
COLLATERAL (Cost $14,445,575)		$14,449,687

SHORT-TERM INVESTMENTS - 5.9%
Time Deposits - 5.9%
Bank of Montreal, 0.050%, 03/01/2012 *	$8,500,000	$8,500,000
Royal Bank of Canada, 0.065%, 03/01/2012 *	10,000,000	10,000,000

		18,500,000

TOTAL SHORT-TERM INVESTMENTS (Cost $18,500,000)		$18,500,000

Total Investments (International Small Cap Fund)
(Cost $272,834,747) - 104.8%		$327,966,832
Other assets and liabilities, net - (4.8%)		(15,149,463)

TOTAL NET ASSETS - 100.0%		$312,817,369

International Small Company Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.8%
Australia - 7.4%
Acrux, Ltd. (I)	23,000	$93,077
Adelaide Brighton, Ltd.	75,300	240,929
Aditya Birla Minerals, Ltd.	40,783	34,678
AED Oil, Ltd. (I)	18,722	2,911
AJ Lucas Group, Ltd. (I)	6,727	8,802
Alchemia, Ltd. (I)	25,636	12,077
Alesco Corp., Ltd.	12,775	18,406
Alkane Resources, Ltd. (I)	24,556	34,228
Alliance Resources, Ltd. (I)	40,937	20,871
Amalgamated Holdings, Ltd.	18,031	116,837
Amcom Telecommunications, Ltd.	28,416	31,049
Ampella Mining, Ltd. (I)	3,883	5,907
Ansell, Ltd.	23,019	365,089
APN News & Media, Ltd.	73,007	70,713
Arafura Resources, Ltd. (I)(L)	26,667	9,105
ARB Corp., Ltd.	8,257	77,325
Aristocrat Leisure, Ltd.	42,901	125,481
ASG Group, Ltd. (I)	7,517	6,597
Atlantic, Ltd. (I)	4,449	4,178
Aurora Oil and Gas, Ltd. (I)	37,114	128,317
Ausdrill, Ltd.	27,715	117,061
Ausenco, Ltd.	8,453	37,296
Austal, Ltd.	12,569	24,346
Austar United Communications, Ltd. (I)	82,457	119,049
Austbrokers Holdings, Ltd (I)	635	4,445
Austin Engineering, Ltd.	1,745	8,768
Australian Agricultural Company, Ltd. (I)	24,185	35,006
Australian Infrastructure Fund	85,225	186,504
Australian Pharmaceutical Industries, Ltd. (I)	56,375	17,221
Australian Worldwide Exploration, Ltd. (I)	72,902	133,222
Automotive Holdings Group	26,456	66,406
AVJennings, Ltd.	32,942	12,365

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Azumah Resources, Ltd. (I)	6,903	$2,635
Bandanna Energy Ltd. (I)	26,297	21,929
Bank of Queensland, Ltd.	6,456	50,543
BC Iron, Ltd. (I)	7,691	23,574
Beach Energy, Ltd.	165,760	276,461
Beadell Resources, Ltd. (I)	35,301	29,269
Becton Property Group (I)	59	41
Bendigo Mining, Ltd. (I)	20,172	3,465
Berkeley Resources, Ltd. (I)	4,742	1,697
Billabong International, Ltd. (L)	12,568	40,695
Biota Holdings, Ltd. (I)	39,986	32,520
Blackmores, Ltd.	1,614	47,896
Boom Logistics, Ltd. (I)	42,444	11,776
Bradken, Ltd.	33,927	301,542
Breville Group, Ltd.	19,121	71,976
Brickworks, Ltd.	5,184	58,757
Cabcharge Australia, Ltd.	20,355	122,607
Cape Lambert Iron Ore, Ltd. (I)	117,043	71,116
Cardno, Ltd.	11,586	80,550
Carnarvon Petroleum, Ltd. (I)	59,353	9,156
Carsales.com.au, Ltd.	4,574	25,045
Cash Converters International, Ltd.	16,548	10,998
Centamin PLC (I)	123,822	178,681
Ceramic Fuel Cells, Ltd. (I)	126,217	14,173
Challenger, Ltd.	15,400	67,772
Clough, Ltd.	23,830	20,662
Coal of Africa, Ltd. (I)	39,262	44,272
Coalspur Mines, Ltd. (I)	27,065	44,987
Cockatoo Coal, Ltd. (I)	87,990	36,115
Codan, Ltd.	4,533	6,817
Coffey International, Ltd. (I)	31,524	22,920
Compass Resources, Ltd. (I)	15,577	0
Consolidated Media Holdings, Ltd.	37,958	113,988
Credit Corp. Group, Ltd.	4,455	27,585
CSR, Ltd.	22,093	45,016
CuDeco, Ltd. (I)	21,846	78,125
Customers, Ltd.	9,594	8,916
Decmil Group, Ltd.	9,825	29,558
Deep Yellow, Ltd. (I)	56,297	7,717
Discovery Metals, Ltd. (I)	77,427	130,795
Domino’s Pizza Enterprises, Ltd.	456	4,132
Downer EDI, Ltd. (I)	21,162	88,533
Dragon Mining, Ltd. (I)	2,230	2,624
DUET Group	189,642	361,302
DuluxGroup, Ltd.	33,091	109,001
Elders, Ltd. (I)	40,650	10,236
Elemental Minerals, Ltd. (I)	11,100	14,767
Emeco Holdings, Ltd.	73,594	83,939
Energy World Corp., Ltd. (I)	112,377	82,598
Envestra, Ltd.	91,585	77,930
Evolution Mining, Ltd. (I)	59,120	125,312
Extract Resources, Ltd. (I)	11,558	106,324
FKP Property Group, Ltd.	117,455	69,030
Fleetwood Corp., Ltd.	6,125	82,079
FlexiGroup, Ltd.	75,857	175,152
Flight Centre, Ltd.	8,110	194,336
Flinders Mines, Ltd. (I)	121,835	38,284
Focus Minerals, Ltd. (I)	509,833	28,269
Forge Group, Ltd.	8,127	50,526
Galaxy Resources, Ltd. (I)	16,452	13,920
Geodynamics, Ltd. (I)	31,447	5,396
Gindalbie Metals, Ltd. (I)	58,827	43,311
Gloucester Coal Ltd. (I)	355	3,074
Goodman Fielder, Ltd.	337,450	234,402
GrainCorp., Ltd.	31,091	262,874

The accompanying notes are an integral part of the financial statements.	108

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Grange Resources Corp., Ltd.	43,931	$29,675
Greenland Minerals & Energy, Ltd. (I)	35,101	18,064
Gryphon Minerals, Ltd. (I)	22,746	27,766
GUD Holdings, Ltd.	11,588	91,318
Gujarat NRE Coking Coal, Ltd. (I)	21,875	4,210
Gunns, Ltd. (I)	100,882	18,633
GWA International, Ltd. (L)	27,947	70,244
Hastie Group, Ltd. (I)	3,144	1,728
Heron Resources, Ltd. (I)	9,000	1,541
Hills Industries, Ltd.	27,614	34,605
Horizon Oil, Ltd. (I)	97,753	33,686
iiNET, Ltd.	12,843	41,205
Imdex, Ltd.	25,905	74,022
IMFAustralia, Ltd.	16,845	24,891
Independence Group NL	25,364	121,016
Indophil Resources NL (I)	69,983	31,866
Industrea, Ltd.	53,156	49,946
Infigen Energy (I)	70,305	19,504
Infomedia, Ltd.	45,314	9,948
Integra Mining, Ltd. (I)	66,637	40,854
International Ferro Metals, Ltd. (I)	582	178
Intrepid Mines, Ltd. (I)	48,378	67,084
Invocare, Ltd.	12,728	107,418
IOOF Holdings, Ltd.	29,308	171,198
Iress Market Technology, Ltd.	17,791	134,883
Iron Ore Holdings, Ltd. (I)	4,139	7,222
Ivanhoe Australia, Ltd. (I)	26,052	51,432
JB Hi-Fi, Ltd. (L)	6,827	82,889
Kagara, Ltd. (I)	47,616	15,648
Karoon Gas Australia, Ltd. (I)	19,998	128,247
KBL Metals, Ltd. (I)	8,314	1,912
Kingsgate Consolidated, Ltd.	22,541	162,139
Kingsrose Mining, Ltd. (I)	6,159	9,774
Linc Energy, Ltd. (I)	50,055	78,882
Liquefied Natural Gas, Ltd. (I)	19,165	9,086
M2 Telecommunications Group, Ltd.	1,302	4,790
Macmahon Holdings, Ltd.	85,483	74,693
Marengo Mining, Ltd. (I)	31,237	8,967
Matrix Composites & Engineering, Ltd.	1,943	6,771
McMillan Shakespeare, Ltd.	7,069	74,408
McPherson’s, Ltd.	22,511	41,306
Medusa Mining, Ltd.	34,800	234,774
Melbourne IT, Ltd.	2,200	3,956
MEO Australia, Ltd. (I)	24,107	5,277
Mermaid Marine Australia, Ltd.	22,210	76,425
Metals X, Ltd. (I)	128,000	34,277
Metminco, Ltd. (I)	88,614	17,285
Mincor Resources NL	36,432	27,125
Mineral Deposits, Ltd. (I)	1,331	8,630
Mineral Resources, Ltd.	3,195	44,977
Mirabela Nickel, Ltd. (I)	50,832	53,872
Molopo Energy, Ltd. (I)	28,437	22,609
Monadelphous Group, Ltd.	12,016	305,932
Mortgage Choice, Ltd.	11,340	15,270
Mount Gibson Iron, Ltd.	151,507	203,737
MSF Sugar, Ltd. (I)	1,426	6,744
Murchison Metals, Ltd. (I)(L)	59,669	30,165
Myer Holdings, Ltd. (L)	85,630	205,338
Nanosonics, Ltd. (I)	8,290	4,884
Navitas, Ltd.	35,981	126,013
Neptune Marine Services, Ltd. (I)	23,710	685
Nexbis, Ltd. (I)	42,793	4,316
Nexus Energy, Ltd. (I)	112,551	24,441
NIB Holdings, Ltd.	31,272	49,149
Noble Mineral Resources, Ltd. (I)	41,564	21,428

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Northern Iron, Ltd. (I)	12,457	$12,476
NRW Holdings, Ltd.	17,785	72,525
Nucoal Resources NL (I)	12,707	4,560
Nufarm, Ltd. (I)	20,622	103,839
Oakton, Ltd.	9,591	12,176
OceanaGold Corp. (I)	26,783	67,942
Orocobre, Ltd. (I)	3,375	6,521
OrotonGroup, Ltd.	2,980	27,392
Pacific Brands, Ltd.	174,508	132,959
Pan Pacific Petroleum NL (I)	67,247	10,822
Panoramic Resources, Ltd.	27,777	39,139
PaperlinX, Ltd. (I)	65,071	7,283
Peet, Ltd.	33,458	27,291
Perilya, Ltd. (I)	45,690	21,190
Perpetual, Ltd.	6,326	168,658
Perseus Mining, Ltd. (I)	62,541	188,783
Pharmaxis, Ltd. (I)	39,176	43,450
Photon Group, Ltd. (I)	155,087	8,131
Platinum Australia, Ltd. (I)	36,499	3,077
PMP, Ltd.	35,022	13,703
Premier Investments, Ltd.	15,519	86,242
Prima Biomed Ltd. (I)	37,664	9,994
Primary Health Care, Ltd.	50,418	167,991
Prime Media Group, Ltd.	15,587	12,537
PrimeAG Australia, Ltd.	9,457	10,910
Programmed Maintenance Services, Ltd.	14,733	33,900
Ramelius Resources, Ltd. (I)	58,054	67,083
RCR Tomlinson, Ltd.	22,598	45,495
REA Group, Ltd.	8,788	128,976
Reckon, Ltd.	14,138	34,835
Redflex Holdings, Ltd.	5,472	12,181
Regis Resources, Ltd. (I)	30,552	140,746
Resolute Mining, Ltd. (I)	43,345	95,027
Resource Generation, Ltd. (I)	9,069	4,501
Rex Minerals, Ltd. (I)	25,561	38,841
Rialto Energy, Ltd. (I)	28,425	13,020
Ridley Corp., Ltd.	27,918	34,546
Roc Oil Company, Ltd. (I)	81,308	35,434
SAI Global, Ltd.	33,282	169,031
Salmat, Ltd.	15,825	39,766
Samson Oil & Gas, Ltd. (I)	96,490	12,726
Sandfire Resources Nl (I)	14,137	124,276
Saracen Mineral Holdings, Ltd. (I)	68,311	52,594
Sedgman, Ltd.	11,517	28,309
Senex Energy, Ltd. (I)	36,902	41,897
ServCorp, Ltd.	10,693	35,844
Service Stream, Ltd.	8,282	3,587
Seven Network, Ltd.	774	7,413
Sigma Pharmaceuticals, Ltd.	111,268	71,681
Silex Systems, Ltd. (I)	12,058	41,414
Silver Lake Resources, Ltd. (I)	11,183	44,197
Sirtex Medical, Ltd.	892	4,815
Skilled Group, Ltd.	2,114	4,896
Slater & Gordon, Ltd.	1,921	3,383
SMS Management & Technology, Ltd.	12,633	68,678
Southern Cross Media Group, Ltd.	87,999	119,396
Spark Infrastructure Group	189,679	276,518
Specialty Fashion Group, Ltd. (I)	51,331	26,934
Spotless Group, Ltd.	25,238	65,547
St. Barbara, Ltd. (I)	50,884	125,408
Starpharma Holdings, Ltd. (I)	7,424	11,206
Straits Metals, Ltd. (I)	26,787	17,210
STW Communications Group, Ltd.	36,346	37,804
Sundance Energy Australia, Ltd. (I)	9,305	7,536
Sundance Resources, Ltd. (I)	390,505	177,498

The accompanying notes are an integral part of the financial statements.	109

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Super Cheap Auto Group, Ltd.	19,411	$145,994
Swick Mining Services, Ltd.	30,800	10,754
Talent2 International, Ltd.	6,000	3,113
Tanami Gold NL (I)	7,535	6,355
Tap Oil, Ltd. (I)	27,939	26,370
Tassal Group, Ltd.	11,577	16,107
Technology One, Ltd.	32,670	37,332
Ten Network Holdings, Ltd.	157,654	135,423
Terramin Australia, Ltd. (I)	16,521	2,294
TFS Corp., Ltd.	25,702	16,233
Thakral Holdings Group, Ltd.	63,390	38,351
The Reject Shop, Ltd.	2,608	34,120
Thorn Group, Ltd.	15,982	27,854
Tiger Resources, Ltd. (I)	48,884	22,381
Tox Free Solutions, Ltd.	8,234	23,399
TPG Telecom, Ltd.	63,587	106,740
Transfield Services, Ltd.	79,262	205,721
Transpacific Industries Group, Ltd. (I)	49,159	42,821
Troy Resources NL	5,183	27,879
UXC, Ltd. (I)	32,540	15,343
Village Roadshow, Ltd.	20,000	68,555
Virgin Australia Holdings, Ltd. (I)	252,517	114,606
Watpac, Ltd.	13,238	16,066
WDS, Ltd.	18,432	13,363
Webjet, Ltd.	3,680	12,107
Western Areas NL	17,246	104,244
White Energy Company, Ltd. (I)	29,677	14,167
WHK Group, Ltd.	26,888	25,045
Wide Bay Australia, Ltd.	4,596	35,161
Windimurra Vanadium, Ltd. (I)	26,928	0
Wotif.com Holdings, Ltd.	16,900	82,970

		15,113,530
Austria - 0.7%
A-TEC Industries AG (I)	1,566	1,753
Agrana Beteiligungs AG	614	68,624
Andritz AG	567	56,143
Austria Technologie & Systemtechnik AG	726	8,799
Austriamicrosystems AG	1,370	76,397
BWT AG	1,074	21,464
CA Immobilien Anlagen AG (I)	1,728	17,962
Cat Oil AG	197	1,508
EVN AG (L)	4,612	63,829
Flughafen Wien AG	1,299	48,278
Intercell AG (I)	4,221	13,424
Kapsch Trafficcom AG	507	43,152
Lenzing AG	1,383	142,254
Mayr-Melnhof Karton AG	936	92,459
Oesterreichische Post AG	4,860	160,263
Palfinger AG	1,770	44,357
RHI AG	4,055	96,426
Rosenbauer International AG	395	20,684
S IMMO AG (I)	1,902	11,090
S&T System Integration & Technology
Distribution AG (I)	487	1,427
Schoeller-Bleckmann Oilfield Equipment AG	1,521	137,264
Semperit AG Holding	1,373	60,899
Strabag SE	1,258	37,871
Uniqa Versicherungen AG (L)	4,818	78,949
Warimpex Finanz- und Beteiligungs AG (I)(L)	3,221	4,376
Wienerberger AG	10,259	126,171
Zumtobel AG	2,859	50,751

		1,486,574

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Bahamas - 0.0%
United International Enterprises	196	$28,092
Belgium - 1.2%
Ablynx NV (I)	2,975	12,031
Ackermans & Van Haaren NV	3,861	320,485
AGFA Gevaert NV (I)	26,943	42,183
Arseus NV	3,585	56,914
Banque Nationale de Belgique	24	78,684
Barco NV	2,028	133,160
Compagnie d’Entreprises CFE	1,539	93,895
Compagnie Immobiliere de Belgique SA	440	15,630
Compagnie Maritime Belge SA	2,157	48,378
D’ieteren SA	4,980	240,324
Deceuninck Plastics NV (I)	2,954	4,723
Devgen (I)	1,085	8,180
Duvel Moortgat SA (L)	230	22,369
Econocom Group SA	1,728	35,104
Elia System Operator SA/NV	4,968	176,292
Euronav NV (I)	3,097	22,369
EVS Broadcast Equipment SA	2,123	114,433
Exmar NV	7,510	54,993
Galapagos NV (I)	1,369	23,875
Gimv NV	607	29,645
Image Recognition Integrated Systems	78	2,704
Ion Beam Applications SA	2,739	22,406
Kinepolis Group NV	936	80,192
Lotus Bakeries SA	34	20,695
Melexis NV	4,178	71,171
Nyrstar (I)	31,950	227,352
Picanol (I)	46	632
Recticel SA	1,714	11,499
Roularta Media Group NV	668	14,415
Sapec SA (I)	305	17,944
Sipef SA	1,038	89,890
Tessenderlo Chemie NV	5,452	170,791
ThromboGenics NV (I)	3,922	113,322
Van De Velde NV	906	46,025

		2,422,705
Bermuda - 0.6%
Catlin Group, Ltd.	63,850	422,184
China Tycoon Beverage Holdings, Ltd. (I)	104,000	1,235
COL Capital, Ltd.	28,000	3,682
Golden Ocean Group, Ltd.	54,737	51,236
Hardy Underwriting Bermuda, Ltd.	7,592	24,125
Hiscox, Ltd.	56,102	365,801
Lancashire Holdings, Ltd.	19,161	233,286
Neway Group Holdings, Ltd.	270,000	1,251
Northern Offshore, Ltd.	1,738	4,238
Omega Insurance Holdings, Ltd. (I)	3,076	2,495

		1,109,533
Canada - 11.6%
5N Plus, Inc. (I)	3,689	18,232
Aastra Technologies, Ltd	834	18,072
Absolute Software Corp. (I)	3,900	21,482
Advantage Oil & Gas, Ltd. (I)	28,208	109,189
Aecon Group, Inc.	7,528	89,169
AEterna Zentaris, Inc. (I)	900	1,546
AG Growth International, Inc.	2,200	80,022
AGF Management, Ltd.	13,999	216,893
Ainsworth Lumber Company, Ltd. (I)	5,403	8,519
Akita Drilling, Ltd.	300	3,308
Alacer Gold Corp. (I)	24,834	239,693
Alamos Gold, Inc.	17,060	317,941
Alexco Resource Corp. (I)	6,700	52,885

The accompanying notes are an integral part of the financial statements.	110

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Algoma Central Corp.	160	$18,920
Algonquin Power & Utilities Corp.	16,753	104,976
Alliance Grain Traders, Inc.	1,814	29,608
AltaGas, Ltd.	3,312	102,495
Alterra Power Corp. (I)	8,806	5,607
Altius Minerals Corp. (I)	2,400	29,301
Anderson Energy, Ltd. (I)	20,300	12,310
Angle Energy, Inc. (I)	12,103	77,674
Arsenal Energy, Inc. (I)	37,930	32,201
Astral Media, Inc.	8,440	311,771
Atrium Innovations, Inc. (I)	3,200	39,068
ATS Automation Tooling Systems, Inc. (I)	13,091	108,491
Augusta Resource Corp. (I)	13,400	40,222
Aura Minerals, Inc. (I)	11,783	14,290
AuRico Gold, Inc. (I)	1,799	17,636
Aurizon Mines, Ltd. (I)	23,946	127,057
Avalon Rare Metals, Inc. (I)(L)	8,025	22,223
Avion Gold Corp. (I)	26,800	45,504
Axia NetMedia Corp. (I)	9,200	13,947
Azure Dynamics Corp. (I)	27,638	698
B2Gold Corp. (I)	14,146	58,331
Baja Mining Corp. (I)	19,900	21,118
Ballard Power Systems, Inc. (I)	9,800	14,857
Bankers Petroleum, Ltd. (I)	43,086	212,502
Bellatrix Exploration, Ltd. (I)	13,206	71,138
BELLUS Health, Inc. (I)	3,500	195
BioExx Specialty Proteins, Ltd. (I)	22,280	6,192
Birch Mountain Resources, Ltd. (I)	11,200	22
Birchcliff Energy, Ltd. (I)(L)	16,253	181,675
Bird Construction, Inc. (L)	4,605	61,062
Black Diamond Group, Ltd.	3,632	79,104
BlackPearl Resources, Inc. (I)	36,440	162,414
BMTC Group, Inc., Class A (I)	3,096	60,233
Bonterra Energy Corp.	1,207	67,325
Boralex, Inc. (I)	3,000	25,256
Brigus Gold Corp. (I)	11,925	11,209
Burcon NutraScience Corp. (I)	1,800	13,266
Calfrac Well Services, Ltd.	4,613	150,728
Calian Technologies, Ltd.	500	9,627
Calvalley Petroleums, Inc. (I)	9,777	17,292
Canaccord Financial, Inc. (L)	12,077	112,171
Canada Bread Company, Ltd.	2,740	125,889
Canadian Energy Services & Technology Corp.	4,950	65,937
Canadian Western Bank (L)	9,597	266,732
Canam Group, Inc.	4,070	19,703
Candente Copper Corp. (I)	8,600	8,779
Canexus Corp.	1,300	10,511
Canfor Corp. (I)	15,201	174,832
Canfor Pulp Products, Inc.	1,279	18,032
Cangene Corp. (I)	3,800	7,297
Canyon Services Group, Inc.	3,700	54,633
Capital Power Corp.	4,348	109,551
Capstone Infrastructure Corp.	3,673	14,774
Capstone Mining Corp. (I)	37,380	119,758
Cardero Resource Corp. (I)	7,700	9,416
Cardiome Pharma Corp. (I)	8,400	18,337
Carpathian Gold, Inc. (I)	20,000	10,915
Cascades, Inc.	8,818	36,807
Catalyst Paper Corp. (I)	54,263	163
Cathedral Energy Services, Ltd.	3,900	30,547
CCL Industries, Inc.	4,178	152,012
CE Franklin, Ltd. (I)	2,786	26,777
Celestica, Inc. (I)	30,304	284,526
Celtic Exploration, Ltd. (I)	10,392	190,416
Cequence Energy, Ltd. (I)	7,892	11,964

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
China Gold
International Resources Corp., Ltd. (I)	34,900	$152,728
Chinook Energy, Inc. (I)	4,291	6,375
Cineplex, Inc.	6,670	180,123
Claude Resources, Inc. (I)	21,200	25,926
Cline Mining Corp. (I)(L)	9,200	16,365
CML Healthcare, Inc.	9,661	102,522
Coastal Contacts, Inc. (I)	6,222	16,350
Cogeco Cable, Inc.	3,652	179,859
Colabor Group, Inc.	1,900	21,584
Colossus Minerals, Inc. (I)	7,150	50,656
COM DEV International, Ltd. (I)	7,500	15,236
Computer Modelling Group, Ltd.	2,900	47,452
Connacher Oil and Gas, Ltd. (I)	47,523	51,872
Constellation Software, Inc.	1,700	170,095
Contrans Group, Inc., Class A	4,660	42,387
Copper Mountain Mining Corp. (I)	5,675	29,308
Corby Distilleries, Ltd.	2,222	36,133
Corridor Resources, Inc. (I)(L)	11,000	8,894
Corus Entertainment, Inc. (L)	12,190	269,438
Cott Corp. (I)	9,183	60,140
Crew Energy, Inc. (I)	12,973	173,594
Crocotta Energy, Inc. (I)	2,600	9,223
Davis & Henderson Corp.	4,751	88,110
Delphi Energy Corp. (I)	14,600	27,003
Denison Mines Corp. (I)	36,199	70,975
Detour Gold Corp. (I)	181	4,967
DirectCash Payments, Inc.	400	8,449
Dorel Industries, Inc., Class B	5,185	141,121
DragonWave, Inc. (I)	2,598	11,448
Duluth Metals, Ltd. (I)	17,000	44,671
Dundee Precious Metals, Inc. (I)	14,800	151,971
E-L Financial Corp., Ltd.	74	28,421
Eastern Platinum, Ltd. (I)	112,023	64,534
Easyhome, Ltd.	700	5,058
Eco Oro Minerals Corp. (I)	4,600	10,181
Eldorado Gold Corp.	17,016	260,027
Electrovaya, Inc. (I)	5,656	5,659
Enbridge Income Fund Holdings, Inc.	2,246	51,255
Endeavour Silver Corp. (I)	6,200	64,478
Enerflex, Ltd.	12,443	152,417
Enghouse Systems, Ltd.	1,100	16,120
Ensign Energy Services, Inc.	19,322	344,279
Entree Gold, Inc. (I)	7,500	9,778
Epsilon Energy, Ltd. (I)	5,500	18,010
Equal Energy, Ltd. (I)	729	2,792
Equitable Group, Inc.	1,700	50,341
Evertz Technologies, Ltd.	4,539	67,205
Excellon Resources, Inc. (I)	14,100	9,263
Exchange Income Corp.	966	24,085
Exeter Resource Corp. (I)	7,379	24,536
Exfo Electro Optical Engineering, Inc. (I)	912	6,646
Fairborne Energy, Ltd. (I)	13,600	35,874
Firm Capital Mortgage Investment Corp.	1,400	19,314
First Majestic Silver Corp (I)	11,500	236,055
First National Financial Corp.	500	9,061
FirstService Corp. (I)	1,882	60,714
Flint Energy Services, Ltd. (I)	5,195	130,840
Formation Metals, Inc. (I)	4,142	2,428
Forsys Metals Corp. (I)(L)	15,300	15,463
Fortress Paper, Ltd. (I)	1,804	66,822
Fortuna Silver Mines, Inc. (I)	8,800	61,545
Fortune Minerals, Ltd. (I)	3,334	3,302
Fraser Papers, Inc. (I)	4,800	0
Gamehost, Inc.	1,800	21,103

The accompanying notes are an integral part of the financial statements.	111

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Garda World Security Corp. (I)	7,700	$70,039
Genivar, Inc.	1,500	41,841
Gennum Corp. (L)	4,158	56,732
Genworth MI Canada, Inc. (L)	5,500	120,400
Geomark Exploration, Inc. (I)	5,776	5,079
Glacier Media, Inc.	8,800	20,723
Glentel, Inc.	2,200	50,339
Gluskin Sheff & Associates, Inc.	2,300	34,496
GLV, Inc., Class A (I)	1,851	5,145
GMP Capital, Inc.	8,154	74,993
Gran Tierra Energy, Inc. (I)	17,023	98,926
Grande Cache Coal Corp. (I)(L)	17,700	178,351
Great Canadian Gaming Corp. (I)	8,850	78,800
Great Panther Silver, Ltd. (I)	18,350	49,146
Guide Exploration, Ltd., Class A (I)	11,550	29,066
Guyana Goldfields, Inc. (I)	7,300	41,463
Hanfeng Evergreen, Inc. (I)	3,700	10,844
Harry Winston Diamond Corp. (I)	10,720	145,071
Hemisphere GPS, Inc. (I)	10,400	10,406
Heroux-Devtek, Inc. (I)	3,900	35,277
High River Gold Mines, Ltd. (I)	7,800	10,721
Home Capital Group, Inc.	5,312	265,211
Horizon North Logistics, Inc.	1,900	11,387
HudBay Minerals, Inc.	26,092	314,597
IBI Group, Inc.	600	8,562
IMAX Corp. (I)	8,449	215,697
Imperial Metals Corp. (I)	5,200	86,662
Imris, Inc. (I)	2,000	5,720
Innergex Renewable Energy, Inc.	10,549	109,493
Inter Citic Minerals, Inc. (I)	13,600	18,418
Intermap Technologies Corp. (I)	7,800	3,863
International Forest Products, Ltd. (I)	5,150	23,995
International Tower Hill Mines, Ltd. (I)	4,097	20,786
Intertape Polymer Group, Inc. (I)	2,300	9,693
Ivanhoe Energy, Inc. (I)	32,400	29,471
Just Energy Group, Inc.	21,100	272,746
K-Bro Linen, Inc.	805	17,883
KAB Distribution, Inc. (I)	18,405	15
Katanga Mining, Ltd. (I)	66,538	82,042
Keegan Resources, Inc. (I)	3,731	18,175
Killam Properties Inc.	5,790	73,673
Kimber Resources, Inc. (I)	1,750	1,839
Kingsway Financial Services, Inc. (I)	8,700	7,738
Kirkland Lake Gold, Inc. (I)	5,309	89,176
La Mancha Resources, Inc. (I)	13,311	52,197
Labrador Iron Mines Holdings, Ltd. (I)	2,897	15,459
Lake Shore Gold Corp. (I)	39,157	60,945
Laramide Resources, Ltd. (I)	11,400	13,941
Laurentian Bank of Canada	6,628	304,790
Le Chateau, Inc.	2,400	3,566
Legacy Oil & Gas, Inc. (I)	16,652	188,491
Leisureworld Senior Care Corp.	2,034	26,724
Leon’s Furniture, Ltd.	7,809	94,628
Linamar Corp.	12,009	223,322
MacDonald Dettwiler & Associates, Ltd.	5,148	230,748
MAG Silver Corp. (I)	5,100	49,379
Mainstreet Equity Corp. (I)	400	9,359
Major Drilling Group International	12,132	221,072
Manitoba Telecom Services, Inc.	3,400	113,568
Maple Leaf Foods, Inc.	14,133	161,549
Martinrea International, Inc. (I)	11,418	112,513
Maxim Power Corp. (I)	6,300	13,371
Mediagrif Interactive Technologies, Inc.	600	10,479
Mega Brands Inc. (I)	207	1,674
Mega Uranium, Ltd. (I)	26,600	9,275

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Mercator Minerals, Ltd. (I)	13,175	$22,769
Methanex Corp.	2,062	64,645
MI Developments, Inc.	1,625	60,865
Midway Energy, Ltd. (I)	6,785	32,435
Migao Corp. (I)(L)	3,400	12,989
Minefinders Corp. (I)	7,000	108,808
Minera Andes Acquisition Corp. (I)	9,225	48,295
Miranda Technologies, Inc. (I)	500	5,205
Mood Media Corp. (I)	9,000	30,562
Morneau Shepell, Inc.	4,474	49,694
Mullen Group, Ltd.	13,066	289,593
Nal Energy Corp. (L)	10,408	80,365
Nautilus Minerals, Inc. (I)	20,040	42,330
Neo Material Technologies, Inc. (I)	10,100	88,909
Nevada Copper Corp. (I)	6,158	29,500
Newalta, Inc.	2,875	42,423
NGEx Resources, Inc. (I)	15,800	41,518
Norbord, Inc. (I)	3,223	34,137
Nordion, Inc.	15,568	156,081
North American Energy Partners, Inc. (I)	1,632	9,484
North American Palladium, Ltd. (I)	8,050	23,757
Northern Dynasty Minerals, Ltd. (I)	7,976	55,621
Northland Power, Inc.	7,600	133,266
Novagold Resources, Inc. (I)	16,100	133,265
NuVista Energy, Ltd. (I)	13,002	52,431
Oncolytics Biotech, Inc. (I)	3,800	19,203
Orvana Minerals, Corp. (I)	9,998	9,978
Pace Oil And Gas, Ltd. (I)	1,158	6,566
Paladin Labs, Inc. (I)	1,400	59,583
Paramount Resources, Ltd. (I)	6,255	236,811
Parkland Fuel Corp.	2,700	37,766
Pason Systems, Inc.	9,795	143,839
Peregrine Diamonds, Ltd. (I)	13,425	10,040
Perpetual Energy, Inc.	12,832	11,542
Petaquilla Minerals, Ltd. (I)	10,038	6,087
PetroBakken Energy, Ltd., Class A	1,553	25,270
Petrobank Energy & Resources, Ltd. (I)	1,049	16,698
PHX Energy Services Corp.	1,756	20,303
Pilot Gold, Inc. (I)	4,070	7,404
Platinum Group Metals, Ltd. (I)	11,200	15,847
Points International, Ltd. (I)	1,650	14,842
Polymet Mining Corp. (I)(L)	13,500	16,782
Precision Drilling Corp. (I)	16,893	204,536
Premium Brands Holdings Corp.	2,145	37,352
Progress Energy Resources Corp. (L)	9,500	103,982
Pulse Seismic, Inc.	4,127	7,341
QLT, Inc. (I)	8,200	61,990
Quebecor, Inc.	7,318	267,662
Queenston Mining, Inc. (I)	5,100	24,483
Questerre Energy Corp. (I)	23,900	17,633
Reitmans Canada, Ltd.	600	9,248
Reitmans Canada, Ltd., Class A	7,751	116,800
Resverlogix Corp. (I)	5,300	9,642
Richelieu Hardware, Ltd.	2,700	80,226
Richmont Mines, Inc. (I)	3,200	32,729
RMP Energy, Inc. (I)	2,551	6,703
Rock Energy, Inc. (I)	373	724
Rocky Mountain Dealerships, Inc.	500	5,306
Rogers Sugar, Inc.	7,600	43,551
RONA, Inc.	21,130	200,099
RS Technologies, Inc. (I)	184	20
Rubicon Minerals Corp. (I)	21,100	76,983
Ruggedcom, Inc. (I)	900	29,980
Russel Metals, Inc.	10,237	276,656
Sabina Gold & Silver Corp. (I)	8,968	29,094

The accompanying notes are an integral part of the financial statements.	112

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
San Gold Corp. (I)	18,482	$31,568
Sandvine Corp. (I)	12,400	20,302
Savanna Energy Services Corp. (I)	10,884	85,030
Scorpio Mining Corp. (I)	23,316	48,307
Seabridge Gold, Inc. (I)	6,045	143,817
Secure Energy Services, Inc. (I)	1,089	10,071
SEMAFO, Inc.	32,100	215,417
Shawcor, Ltd., Class A	9,851	318,792
Sherritt International Corp.	48,323	296,448
Shore Gold, Inc. (I)	400	164
Sierra Wireless, Inc. (I)	3,750	28,728
Silver Standard Resources, Inc. (I)	11,791	202,823
Smart Technologies, Inc. (I)	500	1,703
Softchoice Corp. (I)	2,000	24,276
Sonde Resources Corp. (I)	1,397	3,360
Southern Pacific Resource Corp. (I)	33,870	62,643
SouthGobi Energy Resources, Ltd. (I)	4,080	31,132
Sprott Resource Corp. (I)	11,715	49,017
Sprott Resource Lending Corp.	18,000	26,378
Sprott, Inc.	4,300	28,291
St Andrew Goldfields, Ltd. (I)	15,500	7,766
Stantec, Inc. (I)	8,568	252,940
Stella-Jones, Inc.	700	29,289
Stornoway Diamond Corp. (I)	2,566	2,593
SunOpta, Inc. (I)	6,171	30,997
Superior Plus Corp.	14,000	109,374
Tanzanian Royalty Exploration Corp. (I)	10,900	45,167
Taseko Mines, Ltd. (I)	19,800	80,245
Tembec, Inc. (I)	7,330	29,633
Teranga Gold Corp., ADR (I)	3,505	8,980
The Brick, Ltd. (I)	3,600	12,079
The Cash Store Financial Services, Inc.	1,710	10,110
The Churchill Corp.	2,100	29,692
The Descartes Systems Group, Inc. (I)	6,500	53,211
The North West Company, Inc.	4,705	97,576
Theratechnologies, Inc. (I)	6,398	16,489
Thompson Creek Metals Company, Inc. (I)	20,872	152,092
TMX Group, Inc.	11,500	502,097
Torex Gold Resources, Inc. (I)	26,321	61,716
Toromont Industries, Ltd.	12,443	295,528
Torstar Corp.	7,600	74,660
Total Energy Services, Inc.	4,002	76,242
Transcontinental, Inc. (L)	11,675	151,033
TransForce, Inc.	11,166	202,003
Transglobe Energy Corp. (I)	8,300	96,468
Transition Therapeutics, Inc. (I)	3,200	5,627
Trinidad Drilling, Ltd.	16,500	129,238
Twin Butte Energy, Ltd.	16,775	46,284
UEX Corp. (I)	14,600	13,133
Uni-Select, Inc.	2,200	61,990
UR-Energy, Inc. (I)	10,200	12,164
Valener, Inc.	1,312	21,030
Vecima Networks, Inc. (I)	2,921	10,480
Veresen, Inc.	5,210	80,300
Vero Energy, Inc.	5,900	19,797
Vicwest, Inc.	663	7,083
Virginia Mines, Inc. (I)	3,063	29,254
Vitran Corp., Inc. (I)	300	2,344
Wajax Corp.	2,223	98,406
WaterFurance Renewable Energy, Inc.	1,161	22,611
Wesdome Gold Mines, Ltd.	11,600	26,261
West Fraser Timber Company, Ltd.	6,481	313,881
Westport Innovations, Inc. (I)(L)	3,900	158,294
Whitecap Resources, Inc. (I)	2,882	28,923
Wi-LAN, Inc.	19,500	103,467

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Winpak, Ltd.	6,500	$95,255
Xceed Mortgage Corp. (I)	1,800	2,001
Xtreme Coil Drilling Corp. (I)	6,548	19,523
YM Biosciences, Inc. (I)	600	1,213
Yukon-Nevada Gold Corp. (I)	5,000	1,996
Zargon Oil & Gas, Ltd.	1,600	23,900

		23,640,256
Cayman Islands - 0.0%
Endeavour Mining Corp. (I)	2,694	6,562
Endeavour Mining Corp., ADR (I)	7,624	18,739

		25,301
China - 0.1%
Aupu Group Holding Company, Ltd.	108,000	11,393
Bund Center Investment, Ltd. (I)	222,000	37,590
China XLX Fertiliser, Ltd.	70,000	20,310
Delong Holdings, Ltd. (I)	45,500	9,823
Sino Dragon New Energy Holdings, Ltd. (I)	288,000	17,748
Sound Global, Ltd.	79,000	38,924
Sunvic Chemical Holdings, Ltd.	41,000	15,472

		151,260
Cyprus - 0.2%
Bank of Cyprus PLC	94,334	73,196
Deep Sea Supply PLC (I)	4,703	9,364
Marfin Popular Bank PLC (I)	38,018	15,361
ProSafe ASA	22,447	196,411
Songa Offshore SE (I)	20,284	82,941

		377,273
Denmark - 1.1%
ALK-Abello A/S	1,160	70,662
Alm Brand A/S (I)	11,260	22,967
Ambu A/S	800	21,198
Auriga Industries	2,034	29,702
Bang & Olufsen A/S (I)	5,142	65,884
Bavarian Nordic A/S (I)	2,942	28,134
BoConcept Holding A/S	75	1,270
Brodrene Hartmann A/S	800	14,480
D/S Norden A/S	4,158	122,148
Dalhoff Larsen & Horneman A/S (I)	2,500	3,309
DFDS A/S	608	35,725
DiBa Bank A/S (I)	550	4,928
East Asiatic Company, Ltd. A/S	1,837	51,193
Fluegger A/S	225	14,484
Genmab A/S (I)	3,921	30,149
GN Store Nord A/S	32,250	353,433
Gronlandsbanken	20	1,479
Harboes Bryggeri A/S	441	7,664
IC Companys A/S	3,227	71,422
Jeudan A/S	492	35,266
Jyske Bank A/S (I)	1,870	67,056
NeuroSearch A/S (I)	2,902	7,799
Newcap Holding A/S (I)	9,300	1,010
NKT Holding A/S (L)	3,135	133,345
Nordjyske Bank A/S	1,190	15,245
Ostjydsk Bank A/S (I)	213	11,838
Parken Sport & Entertainment A/S (I)	864	11,302
PER Aarsleff A/S	420	32,586
Ringkjoebing Landbobank A/S	485	60,493
Rockwool International A/S	427	43,512
Royal Unibrew A/S	1,841	112,079
Schouw & Company A/S	2,506	54,751
SimCorp A/S	783	127,464
Sjaelso Gruppen A/S (I)	2,935	957

The accompanying notes are an integral part of the financial statements.	113

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Denmark (continued)
Solar Holdings A/S	900	$49,002
Spar Nord Bank A/S (I)	8,152	56,339
Sparbank (I)	275	2,375
Sydbank A/S (I)	11,498	220,814
Thrane & Thrane A/S	800	57,451
TK Development A/S (I)	3,786	9,635
Topdanmark A/S (I)	1,269	215,356
TopoTarget A/S (I)	15,000	8,356
Torm A/S (I)	2,787	1,808
Vestjysk Bank A/S (I)	3,265	14,575

		2,300,645
Finland - 2.4%
Ahlstrom OYJ	1,578	31,902
Alma Media OYJ	9,647	78,720
Amer Sports OYJ	18,178	246,544
Aspo OYJ	2,896	30,625
Atria PLC	1,229	9,933
BasWare OYJ	533	13,565
Biotie Therapies OYJ (I)	35,851	23,866
Cargotec Corp. OYJ	5,686	240,286
Citycon OYJ	22,293	75,075
Cramo OYJ	3,712	59,853
Digia PLC (I)	2,622	10,792
Elektrobit Corp. (I)	9,773	8,461
Etteplan OYJ	276	915
F-Secure OYJ	10,255	27,727
Finnair OYJ (I)	8,025	25,643
Finnlines OYJ (I)	2,378	21,923
Fiskars Corp.	7,608	166,236
HKScan OYJ	5,218	40,441
Huhtamaki OYJ	14,365	199,602
Ilkka-Yhtyma OYJ	2,083	19,283
KCI Konecranes OYJ	8,126	257,104
Kemira OYJ	17,197	245,596
Lannen Tehtaat OYJ	930	20,069
Lassila & Tikanoja OYJ (I)	6,239	97,237
Lemminkainen OYJ	993	26,128
M-Real OYJ (I)	32,204	88,227
Neste Oil OYJ	7,272	89,413
Okmetic OYJ	728	5,566
Olvi OYJ	2,436	55,493
Oriola-KD OYJ	22,667	57,673
Orion OYJ, Series A	6,324	138,983
Orion OYJ, Series B	15,474	333,106
Outotec OYJ	6,699	410,017
PKC Group OYJ	1,718	36,194
Ponsse OYJ	1,465	15,704
Poyry OYJ	4,503	39,002
Raisio OYJ	18,645	64,046
Ramirent OYJ	8,993	93,624
Rapala VMC OYJ	617	5,195
Rautaruukki OYJ	13,574	154,075
Ruukki Group OYJ (I)	20,289	26,470
Sanoma OYJ (L)	12,542	164,054
Scanfil PLC	3,082	3,203
Sievi Capital PLC	3,082	5,035
Stockmann OYJ Abp, Series A (L)	1,949	45,723
Stockmann OYJ Abp, Series B	5,034	118,270
Talvivaara Mining Company PLC (I)	12,937	57,715
Technopolis PLC	1,181	6,134
Tecnomen OYJ (I)	10,173	5,422
Teleste OYJ	1,377	7,864
Tieto OYJ (L)	9,829	180,089
Tikkurila OYJ	6,417	129,442

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Finland (continued)
Uponor OYJ	6,920	$80,705
Vacon OYJ	1,486	72,428
Vaisala OYJ	1,483	32,392
YIT OYJ	17,181	378,219

		4,877,009
France - 3.7%
ABC Arbitrage	1,703	15,899
Ales Groupe SA	435	7,911
Altamir Amboise (I)	1,987	19,126
Alten SA	3,929	129,877
Altran Technologies SA (I)	20,881	116,449
April Group SA	2,008	39,682
Archos SA (I)	3,176	37,578
Artprice.com (I)	730	47,913
Assystem SA	1,674	32,813
Atari SA (I)	3,415	8,607
Atos Origin SA	1,108	62,975
Audika Groupe	166	3,181
Avanquest Software SA (I)	1,218	3,388
Axway Software SA (I)	529	12,331
Beneteau SA	7,288	94,960
Bigben Interactive (I)	28	287
Boiron SA	834	26,448
Bonduelle SCA	646	60,069
Bongrain SA	851	58,847
Bourbon SA (L)	6,993	253,741
Boursorama (I)	673	5,890
Bull SA (I)	19,925	78,260
Canal Plus SA	10,795	69,703
Cegedim SA	484	15,797
Cegid SA	599	15,161
CFAO SA	2,223	87,377
Ciments Francais SA	612	46,338
Club Mediterranee SA (I)	4,835	102,346
Compagnie Plastic Omnium SA	4,107	119,381
Devoteam SA	1,117	19,816
Electricite de Strasbourg SA	142	20,334
Entrepose Contracting	58	5,949
Esso SAF	513	52,559
Etablissements Maurel et Prom SA	12,829	243,071
Euler Hermes SA	672	50,752
Euro Disney SCA (I)	3,416	22,427
Eurofins Scientific	1,300	116,425
Exel Industries SA	185	8,749
Faiveley Transport	1,169	83,813
Faurecia	2,441	68,111
Financiere Marc de Lacharriere SA	1,072	43,546
Fleury Michon SA	344	13,475
GameLoft SA (I)	14,002	91,364
Gaumont SA	489	29,835
GFI Informatique SA (I)	5,737	22,758
GL Events SA	910	18,295
Groupe Partouche SA (I)	293	609
Groupe Steria SA	5,756	121,263
Guerbet SA	180	15,084
Guyenne & Gascogne SA	699	76,893
Haulotte Group SA (I)	1,065	10,289
Havas SA	57,577	292,557
Hi-Media SA (I)	1,625	5,103
Ingenico SA	5,850	280,108
Interparfums SA	469	12,025
Ipsen SA	3,650	98,145
IPSOS SA	4,817	175,853
Jacquet Metal Service (I)	913	12,161

The accompanying notes are an integral part of the financial statements.	114

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Kaufman & Broad SA (I)	788	$16,764
Korian	2,067	37,456
Laurent-Perrier SA	397	42,488
Lectra SA	780	4,883
LISI SA	546	45,444
LVL Medical Groupe SA (I)	806	15,764
Maisons France Confort SA	510	15,853
Manitou BF SA (I)	1,754	38,733
Manutan International	963	48,028
Marseill Tunnel Prado-Carena	219	8,140
Medica SA	1,379	22,218
Mersen	2,765	94,272
Metropole Television SA	8,760	153,369
Montupet SA (I)	553	4,234
Naturex	1,015	68,006
Neopost SA (L)	5,002	342,403
Nexans SA	4,933	341,764
Nexity SA	5,506	154,806
NicOx SA (I)	3,351	8,204
Norbert Dentressangle SA	882	71,467
NRJ Group	492	4,130
Orpea SA	4,153	140,414
PagesJaunes Groupe (L)	13,290	47,079
Parrot SA (I)	844	23,807
Penauille Polyservices SA	11,988	40,104
Pierre & Vacances SA	562	20,486
Rallye SA	3,564	130,012
Recylex SA (I)	2,162	10,857
Remy Cointreau SA	893	87,505
Robertet SA	258	42,458
Rubis SA	4,510	254,462
Sa des Ciments Vicat	1,716	116,475
Saft Groupe SA	4,337	131,739
Samse SA	285	23,886
Sartorius Stedim Biotech	321	22,980
Seche Environnement	243	10,610
Sechilienne-Sidec SA	3,059	51,612
Sequana SA	1,840	14,257
Societe Industrielle
d’Aviations Latecoere SA (I)	350	5,366
Societe Internationale de
Plantations d’Heveas SA	42	4,388
Societe Television Francaise	14,283	170,555
SOITEC (I)(L)	11,308	75,256
Somfy SA	383	86,395
Sopra Group SA	529	33,115
Stallergenes SA	383	22,635
STEF-TFE Group	1,059	51,571
Sword Group	465	8,349
Synergie SA	2,038	23,699
Technicolor SA (I)	8,670	25,220
Teleperformance SA	8,271	221,446
Tessi SA	206	21,273
Theolia SA (I)	6,581	9,197
Toupargel Groupe SA	936	12,041
Transgene SA (I)	1,227	16,326
Trigano SA	2,853	50,548
UBISOFT Entertainment SA (I)	19,960	169,658
Union Financiere de France Banque SA	577	18,022
Vetoquinol SA	170	5,436
Viel & Compagnie SA	6,515	24,441
Vilmorin & Compagnie SA	867	96,032
Virbac SA	691	102,457
VM Materiaux SA	539	18,760

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Vranken-Pommery Monopole Group SA	407	$13,377

		7,576,436
Gabon - 0.0%
Total Gabon	62	30,808
Germany - 4.5%
Aareal Bank AG (I)	6,420	138,553
ADVA AG Optical Networking (I)	5,896	37,918
Agennix AG (I)	1,121	2,408
Air Berlin PLC (I)	2,101	6,631
Aixtron AG, ADR (L)	3,360	55,070
Amadeus Fire AG	724	31,831
Asian Bamboo AG (L)	1,058	19,161
AUGUSTA Technologie AG	1,041	23,623
Aurubis AG (L)	5,691	338,610
Baader Bank AG	4,116	11,538
Balda AG (I)(L)	3,880	31,205
Bauer AG	1,324	43,551
BayWa AG	873	34,404
Beate Uhse AG (I)	8,223	3,473
Bechtle AG	2,489	101,164
Bertrandt AG	902	74,595
Bilfinger Berger SE	68	6,649
Biotest AG	323	17,638
Boewe Systec AG (I)	126	31
Borussia Dortmund GmbH &
Company KGaA (I)	6,165	21,656
Carl Zeiss Meditec AG	5,024	117,332
Celesio AG	5,293	97,999
CENIT AG	2,140	17,499
CENTROTEC Sustainable AG	1,362	25,950
Centrotherm Photovoltaics AG	1,431	27,242
Cewe Color Holding AG	730	32,295
Comdirect Bank AG	4,577	52,323
CompuGroup Medical AG	1,538	21,818
Conergy AG (I)(L)	7,464	4,869
Constantin Medien AG (I)	7,438	14,664
CropEnergies AG	1,866	13,159
CTS Eventim AG	2,906	96,463
Curanum AG (I)	5,279	15,203
DAB Bank AG	3,886	20,089
Data Modul AG	635	12,587
Delticom AG	593	61,630
Deufol AG	4,397	5,800
Deutsche Beteiligungs AG	222	5,090
Deutsche Wohnen AG	10,769	143,012
Deutz AG (I)	13,332	96,770
Dialog Semiconductor PLC (I)	6,464	138,606
Douglas Holding AG	3,417	157,511
Draegerwerk AG & Company KGaA	132	11,248
Drillisch AG	6,749	66,621
Duerr AG	1,766	108,070
DVB Bank AG	110	3,445
ElringKlinger AG	4,637	152,097
Evotec AG (I)	25,197	92,400
Freenet AG	18,757	254,096
Fuchs Petrolub AG	2,751	133,990
Gerresheimer AG	4,151	184,215
Gerry Weber International AG	2,850	107,179
Gesco AG	414	38,703
GFK AG	2,252	116,519
GFT Technologies AG	2,486	10,505
Gigaset AG (I)	4,683	19,269
Gildemeister AG (I)	5,707	91,993
Grammer AG (I)	1,241	28,751

The accompanying notes are an integral part of the financial statements.	115

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Grenkeleasing AG	1,123	$71,489
H&R AG	1,595	33,919
Hamburger Hafen und Logistik AG	2,494	88,255
Hawesko Holding AG	1,116	56,489
Heidelberger Druckmaschinen AG (I)(L)	27,642	51,118
Homag Group AG	716	10,510
Indus Holding AG	3,079	89,972
Interseroh AG	362	26,525
Intershop Communications AG (I)	2,654	8,849
IVG Immobilien AG (I)	15,879	46,039
Jenoptik AG (I)	6,238	47,424
Kloeckner & Company SE	16,165	249,379
Koenig & Bauer AG	1,108	17,965
Kontron AG	10,694	87,245
Krones AG	1,993	113,740
KSB AG	73	41,529
KUKA AG (I)	4,651	105,507
KWS Saat AG	290	65,570
Leoni AG	4,631	232,027
Loewe AG (I)	772	5,032
Manz AG (I)	222	8,078
MasterFlex AG (I)	414	2,841
Mediclin AG	8,179	38,139
Medigene AG (I)	3,374	5,676
MLP AG	6,515	55,074
Mologen AG (I)	1,495	15,635
Morphosys AG (I)	3,337	82,232
MTU Aero Engines Holding AG	2,709	206,168
MVV Energie AG	1,622	59,857
Nemetschek AG	1,050	42,394
Nordex AG (I)(L)	6,023	36,417
Patrizia Immobilien AG (I)	800	4,798
Pfeiffer Vacuum Technology AG	1,681	181,871
Pfleiderer AG (I)	3,609	2,070
Phoenix Solar AG	220	775
Plambeck Neue Energien AG	5,657	13,533
Praktiker AG (L)	6,704	18,567
PSI AG Gesellschaft Fuer Produkte und
Systeme der Informationstechnologie	871	20,259
PVA TePla AG	1,400	6,521
Q-Cells AG (I)(L)	3,938	1,597
QSC AG (I)	10,874	35,978
R. Stahl AG	574	19,253
Rational AG	503	121,093
Rheinmetall AG	6,290	380,963
Rhoen-Klinikum AG	18,103	354,149
SAF-Holland SA (I)	3,552	24,329
Sartorius AG	820	41,288
Schaltbau Holding AG	124	12,935
Sedo Holding AG (I)	2,151	8,059
SGL Carbon SE (I)	2,102	101,898
SHB Stuttgarter Finanz & Beteiligungs AG	951	20,019
Singulus Technologies AG (I)	4,961	17,744
Sixt AG	1,581	34,857
SKW Stahl-Metallurgie Holding AG	296	5,752
Sky Deutschland AG (I)	46,953	129,250
SMA Solar Technology AG	721	36,888
Solar Millennium AG (I)	1,423	479
Solarworld AG (L)	13,581	59,931
Solon SE (I)	1,838	710
Stada Arzneimittel AG	10,586	323,933
STRATEC Biomedical AG	972	38,749
Stroer Out-of-Home Media AG (I)	307	5,639
Suss Microtec AG (I)	1,541	20,616
Symrise AG	14,466	422,243

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Tag Immobilien AG (I)	5,972	$48,817
Takkt AG	2,729	39,968
Technotrans AG (I)	258	1,719
Tipp24 SE (I)	114	5,601
Tom Tailor Holding AG (I)	451	8,836
TUI AG (I)(L)	21,877	172,371
Vossloh AG	1,255	132,688
VTG AG	971	20,087
Wacker Neuson SE	2,840	49,538
Washtec AG	1,640	17,872
Wincor Nixdorf AG	4,939	268,127
Wire Card AG	13,327	263,029
Wuerttembergische Lebensversicherung AG	576	12,283
Xing AG (I)	290	18,694

		9,124,191
Gibraltar - 0.1%
PartyGaming PLC (I)	68,966	173,653
Greece - 0.6%
Agricultural Bank of Greece (I)	2,167	782
Alapis Holding Industrial and Commercial SA
of Pharmaceutical (I)	1,810	181
Anek Lines SA (I)	14,015	1,932
Athens Water Supply and Sewage Company SA	3,582	17,550
Attica Bank (I)	9,882	4,096
Bank of Greece SA	2,525	46,022
Diagnostic & Therapeutic Center of
Athens Hygeia SA (I)	12,760	4,496
EFG Eurobank Ergasias SA (I)	21,114	28,783
Ellaktor SA	16,528	25,653
Euromedica SA (I)	681	349
Folli Follie Group (I)	4,652	47,744
Forthnet SA (I)	14,320	2,087
Fourlis SA (I)	4,529	7,835
Frigoglass SA (I)	3,692	17,084
GEK Group of Companies SA	7,981	10,606
Geniki Bank SA (I)	2,122	703
Halcor SA (I)	12,007	7,902
Hellenic Exchanges SA Holding Clearing
Settlement and Registry	12,107	49,758
Hellenic Petroleum SA	13,225	96,810
Hellenic Telecommunications Organization SA	7,692	24,114
Heracles General Cement SA (I)	5,225	11,871
Iaso SA (I)	5,049	4,638
Intracom Holdings SA (I)	28,550	8,409
Intralot SA-Integrated Lottery Systems
& Services	9,896	8,682
J&P-Avax SA	7,584	8,071
JUMBO SA (I)	7,192	35,247
Lambrakis Press SA (I)	2,615	543
Marfin Investment Group SA (I)	74,177	40,794
Metka SA	3,137	24,417
Michaniki SA (I)	5,586	1,286
Motor Oil Hellas Corinth Refineries SA	10,921	76,586
Mytilineos Holdings SA (I)	15,661	56,743
National Bank of Greece SA (I)	12,571	38,486
Piraeus Bank SA (I)	166,005	104,521
Piraeus Port Authority SA	881	12,514
Public Power Corp. SA	13,908	64,460
Sidenor Steel Products
Manufacturing Company SA (I)	4,142	6,018
Teletypos SA Mega Channel (I)	4,590	2,568
Terna Energy SA	3,843	7,479
Thessaloniki Port Authority SA	488	7,440
Titan Cement Company SA	9,820	196,100

The accompanying notes are an integral part of the financial statements.	116

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Greece (continued)
TT Hellenic Postbank SA (I)	20,725	$21,638
Viohalco SA (I)	18,237	80,474

		1,213,472
Hong Kong - 2.2%
Alco Holdings, Ltd.	54,000	18,744
Allied Group, Ltd.	18,000	44,471
Allied Properties HK, Ltd.	726,000	106,661
Apac Resources, Ltd. (I)	720,000	32,672
Artel Solutions Group Holdings, Ltd. (I)	565,000	9,528
Asia Financial Holdings, Ltd.	66,000	23,486
Asia Satellite Telecom Holdings Company, Ltd.	26,220	63,114
Asia Standard International Group	162,000	29,145
Associated International Hotels, Ltd.	26,000	53,970
Bonjour Holdings, Ltd.	272,000	47,692
Bright International Group, Ltd. (I)	406,000	4,541
Burwill Holdings Ltd. (I)	464,000	9,493
C Y Foundation Group, Ltd. (I)	605,000	9,126
Cafe de Coral Holdings, Ltd.	16,000	41,108
Century City International Holdings, Ltd.	164,000	12,407
Champion Technology Holdings, Ltd.	489,743	6,969
Chen Hsong Holdings, Ltd.	40,000	14,239
Chevalier International Holdings, Ltd.	24,000	26,444
Chevalier Pacific Holdings, Ltd.	125,000	3,611
China Energy Development Holdings, Ltd. (I)	658,000	9,929
China Metal International Holdings, Inc.	58,000	11,367
China Nuclear Industry
23 International Corp., Ltd. (I)	6,000	1,748
China Oriental Culture Group, Ltd. (I)	308,000	15,232
China Public Procurement, Ltd. (I)	312,000	0
China Resources and
Transportation Group, Ltd. (I)	1,100,000	38,062
China Solar Energy Holdings, Ltd. (I)	1,270,000	7,664
China Strategic Holdings, Ltd. (I)	610,000	14,619
China Ting Group Holdings, Ltd.	124,000	8,756
China WindPower Group, Ltd. (I)	560,000	27,559
Chong Hing Bank, Ltd.	32,000	57,554
Chu Kong Shipping
Development Company, Ltd.	22,000	3,661
Chuang’s Consortium International, Ltd.	164,021	18,088
Citic Telecom International Holdings, Ltd.	219,000	49,684
City Telecom HK, Ltd., ADR (L)	1,717	22,081
CK Life Sciences International Holdings, Inc.	532,000	33,495
Cosway Corp. Ltd. (I)	35,000	4,816
CP Lotus Corp. (I)	280,000	9,587
Cross-Harbour Holdings, Ltd.	22,000	18,145
CSI Properties, Ltd	650,000	20,837
CST Mining Group, Ltd. (I)	2,383,040	35,307
Dah Sing Financial Holdings, Ltd.	6,800	26,777
Dickson Concepts International, Ltd.	37,000	21,286
EganaGoldpfeil Holdings, Ltd. (I)	131,750	0
Emperor Entertainment Hotel, Ltd.	115,000	19,033
Emperor International Holdings, Ltd.	320,250	60,622
Emperor Watch & Jewellery, Ltd.	400,000	57,043
Enm Holdings, Ltd. (I)	60,000	4,747
eSun Holdings, Ltd. (I)	113,000	18,751
EVA Precision Industrial Holdings, Ltd.	160,000	34,599
Fairwood, Ltd.	4,000	6,116
Far East Consortium International, Ltd.	212,992	41,129
First Natural Foods Holdings, Ltd. (I)	375,000	0
G-Resources Group, Ltd. (I)	2,643,000	179,527
Get Nice Holdings, Ltd.	246,000	12,353
Giordano International, Ltd.	221,708	177,251
Glorious Sun Enterprises, Ltd.	88,000	32,998
Goldin Properties Holdings, Ltd. (I)	89,000	25,815

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Guangnan Holdings, Ltd.	108,000	$15,495
Haitong International Securities Group, Ltd.	36,347	14,141
Hang Fung Gold Technology, Ltd. (I)	310,000	0
Harbour Centre Development, Ltd.	37,500	47,865
HKR International, Ltd.	114,400	45,533
Hongkong Chinese, Ltd.	126,000	21,722
Hung Hing Printing Group, Ltd.	76,216	15,571
Hutchison Harbour Ring, Ltd.	292,000	26,998
Hybrid Kinetic Group, Ltd. (I)	650,000	10,472
HyComm Wireless, Ltd. (I)	26,000	6,302
I-CABLE Communications, Ltd. (I)	179,000	12,356
I.T, Ltd.	126,808	84,066
Imagi International Holdings, Ltd. (I)	87,500	2,163
iOne Holdings, Ltd.	720,000	6,222
Jinchuan Group International
Resources Company, Ltd. (I)	34,000	7,201
Jinhui Holdings, Ltd. (I)	42,000	9,269
JLF Investment Company, Ltd.	70,000	4,215
K Wah International Holdings, Ltd.	294,683	106,808
Keck Seng Investments, Ltd.	1,000	450
King Stone Energy Group, Ltd. (I)	120,000	15,074
Kingston Financial Group, Ltd.	754,000	82,686
Kowloon Development Company, Ltd.	77,000	83,804
Lai Sun Development (I)	895,333	15,934
Lee & Man Handbags Holding, Ltd.	80,000	10,106
Lee & Man Holding, Ltd.	80,000	72,185
Lippo China Resources, Ltd.	666,000	15,938
Lippo, Ltd.	31,250	11,179
Liu Chong Hing Investment	30,000	33,437
Lung Kee Holdings, Ltd.	48,000	24,664
Media Chinese International, Ltd.	30,000	10,559
Melco International Development Ltd. (I)	186,000	182,775
Midland Holdings, Ltd.	128,000	80,217
Ming Fai International Holdings, Ltd.	41,000	4,803
Ming Fung Jewellery Group, Ltd. (I)	170,000	12,253
Miramar Hotel & Investment Company, Ltd.	8,000	8,555
Mongolia Energy Company, Ltd. (I)	130,000	13,444
Nan Nan Resources Enterprise, Ltd. (I)	94,000	9,695
Natural Beauty Bio-Technology, Ltd.	230,000	40,916
Neo-Neon Holdings, Ltd.	76,500	20,177
New Times Energy Corp., Ltd. (I)	24,400	3,611
NewOcean Energy Holdings, Ltd.	196,000	40,413
Norstar Founders Group, Ltd. (I)	168,000	0
Orange Sky Golden Harvest
Entertainment Holdings, Ltd. (I)	295,000	13,679
Pacific Andes International Holdings, Ltd.	228,580	24,770
Pacific Basin Shipping, Ltd.	279,000	144,365
Pacific Century
Premium Developments, Ltd. (I)	111,000	20,179
Pacific Textile Holdings, Ltd.	116,000	75,052
Paliburg Holdings, Ltd.	71,380	22,782
Peace Mark Holdings, Ltd. (I)	180,000	0
Pearl Oriental Oil, Ltd.	216,000	18,916
Pico Far East Holdings, Ltd.	126,000	29,260
PME Group, Ltd. (I)	70,000	1,550
PNG Resources Holdings, Ltd. (I)	88,000	2,837
Polytec Asset Holdings, Ltd.	210,000	23,899
Public Financial Holdings, Ltd.	48,000	21,781
PYI Corp., Ltd.	801	23
Regal Hotels International Holdings, Ltd.	83,200	30,433
Rising Development Holdings (I)	104,000	12,738
Samling Global, Ltd.	380,000	34,785
SEA Holdings, Ltd.	52,000	24,269
Shenyin Wanguo Hk, Ltd.	75,000	25,488
Shun Tak Holdings, Ltd.	349,250	149,472

The accompanying notes are an integral part of the financial statements.	117

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Sing Tao News Corp., Ltd.	58,000	$9,785
Singamas Container Holdings, Ltd.	180,000	53,935
Sino-Tech International Holdings, Ltd. (I)	420,000	4,076
Sinocop Resources Holdings, Ltd. (I)	250,000	25,141
SOCAM Development, Ltd.	74,927	84,155
Sun Hung Kai & Company, Ltd.	50,968	28,006
Sun Innovation Holdings, Ltd. (I)	400,000	9,403
Superb Summit International
Timber Company, Ltd. (I)	378,000	6,726
Tack Fat Group International, Ltd. (I)	2,000	26
TAI Cheung Holdings, Ltd.	66,000	44,940
Tan Chong International, Ltd.	63,000	16,245
Texhong Textile Group, Ltd.	24,000	8,429
Theme International Holdings, Ltd. (I)	220,000	7,482
Titan Petrochemicals Group, Ltd. (I)	600,000	25,878
Tom Group Ltdtom Group Ltd. (I)	154,000	12,833
Tongda Group Holdings, Ltd.	660,000	25,767
Tonic Industries Holdings, Ltd. (I)	4,000	402
Transport International Holdings, Ltd.	43,200	99,976
TSC Offshore Group, Ltd. (I)	26,000	4,568
Tse Sui Luen Jewellery International, Ltd.	36,000	27,813
United Laboratories, Ltd.	42,000	30,021
United Power Investment, Ltd. (I)	828,000	9,715
Value Partners Group, Ltd.	58,000	41,193
Varitronix International, Ltd.	28,000	13,193
Victory City International Holdings, Ltd.	153,908	17,722
Vitasoy International Holdings, Ltd.	146,000	116,466
VST Holdings Company, Ltd. (I)	88,000	18,379
Wah Nam International Holdings, Ltd. (I)	523,430	36,485
Wai Kee Holdings, Ltd.	72,000	14,110
Wing On Company International, Ltd.	17,000	36,062
Wing Tai Properties, Ltd.	38,000	13,718
Winteam Pharmaceutical Group, Ltd. (I)	212,000	35,247
YGM Trading, Ltd.	10,000	25,211

		4,492,319
Ireland - 1.2%
Aer Lingus (I)	25,626	28,683
Beazley PLC	87,092	198,325
C&C Group PLC	52,520	256,358
DCC PLC	13,119	336,946
FBD Holdings PLC (I)	4,678	53,388
Glanbia PLC (Dublin Exchange)	15,698	117,153
Grafton Group PLC	22,961	104,617
Greencore Group PLC	7,192	8,003
IFG Group PLC (I)	19,878	30,440
Independent News & Media PLC (I)	30,840	11,014
Irish Continental Group PLC	2,561	52,540
Kenmare Resources PLC	209,013	189,147
Kingspan Group PLC (I)	26,276	283,365
McInerney Holdings PLC (I)	20,779	1,096
Paddy Power PLC	6,267	372,819
Paddy Power PLC (London Exchange)	230	13,675
Smurfit Kappa Group PLC (I)	28,993	295,265
United Drug PLC	27,064	81,519

		2,434,353
Isle of Man - 0.0%
Hansard Global PLC	11,952	28,142
Israel - 0.7%
Africa Israel Investments, Ltd. (I)	8,854	29,201
Airport City, Ltd. (I)	185	790
AL-ROV Israel, Ltd. (I)	370	7,718
Alvarion, Ltd. (I)	5,360	5,416
Bayside Land Corp.	11	2,171

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Israel (continued)
Ceragon Networks, Ltd. (I)	1,302	$11,715
Clal Biotechnology Industries, Ltd. (I)	5,223	17,614
Clal Industries & Investments, Ltd.	10,617	43,126
Clal Insurance Enterprise Holdings, Ltd.	3,648	48,836
Delek Automotive Systems, Ltd.	4,929	35,202
Electra Israel, Ltd.	114	9,877
EZchip Semiconductor, Ltd. (I)	1,929	77,084
First International Bank of Israel, Ltd. (I)	5,079	48,332
Frutarom Industries, Ltd.	7,174	68,043
Gilat Satellite Networks, Ltd. (I)	2,000	7,519
Given Imaging, Ltd. (I)	307	6,004
Hadera Paper, Ltd. (I)	503	19,030
Harel Insurance Investments &
Financial Services, Ltd.	1,198	37,930
Hot Telecommunication System, Ltd.	2,631	28,995
Industrial Buildings Corp. (I)	3,013	4,306
Ituran Location & Control, Ltd.	1,736	23,811
Jerusalem Oil Exploration (I)	705	12,381
Kamada, Ltd. (I)	43	230
Kardan Yazamut, Ltd. (I)	1,745	306
Matrix IT, Ltd.	5,486	25,640
Melisron, Ltd.	949	16,579
Mellanox Technologies, Ltd. (I)	5,397	206,484
Menorah Mivtachim Holdings, Ltd. (I)	4,526	31,287
Nitsba Holdings 1995, Ltd. (I)	2,255	17,801
Oil Refineries, Ltd. (I)	204,443	110,981
Ormat Industries, Ltd.	10,674	46,665
Osem Investments, Ltd.	5,160	74,263
Paz Oil Company, Ltd.	760	99,544
Rami Levi Chain Stores Hashikma
Marketing 2006, Ltd.	845	29,477
Retalix, Ltd. (I)	3,157	55,054
Shikun & Binui, Ltd.	35,668	60,970
Shufersal, Ltd.	17,277	60,562
Strauss Group, Ltd. (I)	4,648	50,477
The Phoenix Holdings, Ltd.	5,158	12,044
Tower Semiconductor, Ltd. (I)	25,831	18,207

		1,461,672
Italy - 2.7%
ACEA SpA	12,237	86,176
Acegas-APS SpA	2,167	10,100
Aedes SpA (I)	29,353	4,407
Aeroporto di Venezia Marco Polo SpA	3,465	30,701
Alerion Cleanpower SpA	3,853	22,691
Amplifon SpA	16,861	81,190
Ansaldo STS SpA	14,254	142,876
Astaldi SpA	12,896	102,498
Autogrill SpA	15,483	156,966
Azimut Holding SpA	19,417	180,933
Banca Finnat Euramerica SpA	10,675	4,313
Banca Generali SpA	10,115	126,515
Banca IFIS SpA	5,519	33,025
Banca Popolare dell’Emilia Romagna SCRL	32,042	269,056
Banca Popolare dell’Etruria e del Lazio SpA (I)	8,572	15,984
Banca Popolare di Milano SpA	272,065	177,645
Banca Popolare di Sondrio SCRL	46,192	379,793
Banca Profilo SpA	23,984	10,102
Banco di Desio e della Brianza SpA	4,149	17,257
BasicNet SpA	1,902	5,161
Benetton Group SpA	8,658	53,522
Brembo SpA	6,211	71,969
Buongiorno SpA (I)	9,345	15,488
Buzzi Unicem SpA (I)	14,571	164,342
Caltagirone Editore SpA	5,211	7,427

The accompanying notes are an integral part of the financial statements.	118

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Caltagirone SpA	3,553	$7,522
Cementir SpA	6,234	14,449
CIR-Compagnie Industriali Riunite SpA	61,877	101,831
Credito Artigiano SpA	23,255	32,341
Credito Bergamasco SpA	711	18,084
Credito Emiliano SpA	16,311	79,285
Danieli & C Officine Meccaniche SpA	3,157	84,553
De Longhi SpA	18,320	215,022
De’ Longhi Clima SpA	18,320	14,645
DeA Capital SpA (I)	4,303	7,766
DiaSorin SpA	3,295	96,521
Digital Multimedia Technologies SpA (I)	1,056	25,724
EEMS Italia SpA (I)	5,583	5,373
Engineering Ingegneria Informatica SpA	244	7,273
ERG SpA	10,331	112,064
ErgyCapital SpA (I)	175	73
Esprinet SpA	2,846	15,197
Eurotech SpA (I)	3,019	5,552
Falck Renewables SpA	12,963	15,326
Fiera Milano SpA (I)	2,228	11,583
Gemina SpA (I)	71,401	59,318
Geox SpA	12,899	45,766
Gruppo Beghelli SpA	11,564	7,957
Gruppo Editoriale L’Espresso SpA	19,434	27,742
Hera SpA	79,274	118,962
IMMSI SpA	20,642	16,298
Impregilo SpA	47,024	162,138
Indesit Company SpA	7,870	42,673
Industria Macchine Automatiche SpA	1,088	18,947
Interpump SpA	15,324	131,469
Iren SpA	58,545	56,278
Italcementi SpA (L)	11,680	87,439
Italmobiliare SpA	922	22,631
Juventus Football Club SpA (I)	44,555	13,074
KME Group SpA	26,355	11,385
Landi Renzo SpA	9,280	21,529
Lottomatica SpA (I)	7,609	129,195
Maire Tecnimont SpA	17,000	18,144
Marcolin SpA	2,926	14,876
MARR SpA	3,721	40,925
Mediolanum SpA	28,550	133,235
Milano Assicurazioni SpA (I)	25,516	9,695
Mondadori (Arnoldo) Editore SpA	17,499	34,212
Nice SpA	3,458	12,904
Panariagroup Industrie Ceramiche SpA (I)	3,544	5,011
Piaggio & C SpA	22,777	67,426
Piccolo Credito Valtellinese SCRL (L)	29,159	91,669
Prelios SpA (I)	55,202	9,889
Premafin Finanziaria SpA (I)	26,879	15,337
Prysmian SpA	8,998	155,396
RCS Mediagroup SpA (I)	4,840	4,401
Recordati SpA	14,919	113,187
Sabaf SpA	962	17,541
Safilo Group SpA (I)	3,100	21,498
Saras SpA (I)	49,911	70,008
Seat Pagine Gialle SpA (I)	130,315	7,124
Snai SpA (I)	2,766	5,836
Societa Iniziative Autostradali e Servizi SpA	9,835	79,813
Societa’ Cattolica di Assicurazioni SCRL	6,775	143,858
Socotherm SpA (I)	2,703	246
Sogefi SpA	7,700	22,548
SOL SpA	6,441	35,318
Sorin SpA (I)	67,066	126,203
Stefanel SpA (I)	11,908	5,466
Telecom Italia Media SpA (I)	23,548	5,489

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Tod’s SpA	1,162	$119,406
Trevi Finanziaria SpA	6,032	41,589
Unipol Gruppo Finanziario SpA, ADR (I)(L)	56,435	20,290
Vianini Lavori SpA	4,074	18,980
Yoox Spa (I)	6,638	94,967
Zignago Vetro SpA	1,760	11,689

		5,587,298
Japan - 22.9%
Accordia Golf Company, Ltd.	148	113,198
Achilles Corp.	20,000	29,682
ADEKA Corp.	13,391	128,391
Aderans Company, Ltd. (I)	4,600	55,515
Advanex, Inc. (I)	2,000	2,355
Aeon Delight Company, Ltd.	3,100	58,332
Aeon Fantasy Company, Ltd.	300	4,826
Ahresty Corp.	800	5,430
AI Holdings Corp.	4,300	19,274
Aica Kogyo Company, Ltd.	9,000	125,032
Aichi Bank, Ltd.	1,600	95,669
Aichi Corp.	1,300	5,772
Aichi Machine Industry Company, Ltd.	7,000	28,637
Aichi Steel Corp.	19,000	102,121
Aichi Tokei Denki Company, Ltd.	6,000	21,177
Aida Engineering, Ltd.	7,500	44,177
Ain Pharmaciez, Inc.	900	40,721
Aiphone Company, Ltd.	1,900	36,178
Aisan Industry Company, Ltd.	3,200	29,229
Akebono Brake Industry Company, Ltd.	7,200	37,634
Akita Bank, Ltd.	35,000	111,667
Alpen Company, Ltd.	2,000	36,159
Alpha Corp.	1,000	12,888
Alpha Systems, Inc.	600	9,984
Alpine Electronics, Inc.	5,815	78,127
Alps Electric Company, Ltd.	20,900	187,403
Alps Logistics Company, Ltd.	2,000	19,081
Amano Corp.	11,800	107,650
Amiyaki Tei Company., Ltd.	3	7,491
Ando Corp.	10,000	16,035
Anest Iwata Corp.	6,000	26,651
Anritsu Corp. (L)	10,297	123,632
AOC Holdings, Inc.	3,400	22,592
AOKI Holdings, Inc.	3,200	51,953
Aomori Bank, Ltd.	21,000	66,034
Aoyama Trading Company, Ltd.	10,800	201,283
Arakawa Chemical Industries, Ltd.	1,700	15,671
Arc Land Sakamoto Company, Ltd. (I)	2,700	45,880
Arcs Company, Ltd.	5,884	107,091
Ariake Japan Company, Ltd.	3,200	63,310
Arisawa Manufacturing Company, Ltd.	3,200	13,364
Arnest One Corp.	6,500	76,441
As One Corp.	2,100	45,329
Asahi Company, Ltd. (I)	2,600	48,794
Asahi Diamond Industrial Company, Ltd.	10,000	133,476
Asahi Holdings, Inc.	3,700	76,466
Asahi Organic Chemicals
Industry Company, Ltd.	8,000	22,477
Asahi TEC Corp. (I)	45,000	17,753
ASATSU-DK, Inc.	4,800	137,751
ASKA Pharmaceutical Company, Ltd.	3,000	19,440
ASKUL Corp.	3,000	45,923
Asunaro Aoki Construction Company, Ltd.	4,000	22,262
Atom Corp. (I)	16,700	70,274
Atsugi Company, Ltd.	22,000	28,155
Autobacs Seven Company, Ltd.	4,500	215,082

The accompanying notes are an integral part of the financial statements.	119

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Avex Group Holdings, Inc.	5,000	$60,813
Axell Corp.	300	6,748
Bando Chemical Industries, Ltd.	12,000	47,179
Bank of Iwate, Ltd.	2,500	112,373
Bank of Nagoya, Ltd.	22,000	76,688
Bank of Okinawa, Ltd.	3,088	127,603
Bank of Saga, Ltd.	22,000	58,248
Bank of the Ryukyus, Ltd.	5,700	72,439
Belc Company, Ltd.	200	2,942
Belluna Company, Ltd.	4,950	39,136
Best Denki Company, Ltd. (I)	6,500	17,575
BIC Camera, Inc. (L)	98	52,555
BML, Inc.	1,500	38,204
Bookoff Corp.	2,100	18,594
Bunka Shutter Company, Ltd.	6,000	21,528
CAC Corp.	2,100	17,822
Calsonic Kansei Corp.	25,000	144,753
Can Do Company, Ltd.	18	19,231
Canon Electronics, Inc.	3,000	74,041
CAPCOM Company, Ltd.	6,700	148,549
Carchs Holdings Company, Ltd. (I)	29,500	10,545
Cawachi, Ltd.	2,200	46,321
Central Glass Company, Ltd.	29,432	132,757
Chiyoda Company, Ltd.	4,200	75,991
Chiyoda Integre Company, Ltd.	1,600	19,200
Chofu Seisakusho Company, Ltd.	2,800	68,199
Chori Company, Ltd.	23,000	29,057
Chubu Shiryo Company, Ltd.	3,000	19,858
Chudenko Corp.	6,700	70,707
Chuetsu Pulp & Paper Company, Ltd.	10,000	21,811
Chugai Mining Company, Ltd. (I)	34,900	7,223
Chugai Ro Company, Ltd.	8,000	30,343
Chugoku Marine Paints, Ltd.	11,000	75,425
Chukyo Bank, Ltd.	18,000	49,955
Chuo Denki Kogyo Company, Ltd.	2,000	11,378
Chuo Gyorui Company, Ltd.	3,000	7,120
Circle K Sunkus Company, Ltd.	6,300	137,865
CKD Corp.	5,700	41,899
Clarion Company, Ltd. (I)	20,000	42,158
Cleanup Corp.	1,000	6,652
CMIC Company, Ltd.	1,400	21,079
CMK Corp. (I)	4,000	22,449
Coca-Cola Central Japan Company, Ltd.	4,300	54,474
Cocokara Fine Holdings, Inc.	2,630	74,072
Colowide Company, Ltd.	6,500	48,322
Computer Engineering & Consulting, Ltd.	1,500	7,244
COMSYS Holdings Corp.	15,100	163,372
Corona Corp.	3,100	47,302
Cosel Company, Ltd.	3,100	45,304
Cosmos Pharmaceutical Corp.	1,800	79,208
Cybozu, Inc.	45	17,395
Dai Nippon Toryo Company, Ltd.	12,000	14,426
Dai-Dan Company, Ltd.	5,000	33,482
Daibiru Corp.	10,100	71,303
Daido Metal Company, Ltd.	5,000	59,865
Daidoh, Ltd.	2,500	21,856
Daifuku Company, Ltd.	12,000	69,598
Daihen Corp.	16,000	58,493
Daiho Corp.	10,000	14,606
Daiichi Chuo Kisen Kaisha, Ltd. (I)	20,000	30,643
Daiichi Jitsugyo Company, Ltd.	6,000	28,046
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	900	34,286
Daiken Corp.	15,000	52,646
Daiki Aluminium Industry Company, Ltd.	5,000	17,715
Daiko Clearing Services Corp.	3,000	12,777

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Daikoku Denki Company, Ltd.	1,600	$19,014
Daikokutenbussan Company, Ltd.	100	2,580
Daikyo, Inc. (I)	19,144	49,297
Dainichi Company, Ltd.	2,100	20,302
Dainichiseika Color & Chemicals
Manufacturing Company, Ltd.	9,000	42,348
Daio Paper Corp.	13,000	85,394
Daisan Bank, Ltd.	28,000	60,712
Daiseki Company, Ltd.	5,500	96,245
Daishi Bank, Ltd.	5,000	17,161
Daiso Company, Ltd.	8,000	25,856
Daisyo Corp.	1,100	13,730
Daiwa Industries, Ltd.	5,000	26,548
Daiwabo Holdings Company, Ltd.	15,000	33,656
DCM Japan Holdings Company, Ltd.	10,320	73,461
Denki Kogyo Company, Ltd.	7,000	34,431
Denyo Company, Ltd.	3,100	39,043
Descente, Ltd.	9,000	46,315
Doshisha Company, Ltd.	2,300	63,325
Doutor Nichires Holdings Company, Ltd.	4,793	61,547
Dr. Ci:Labo Company, Ltd.	20	93,379
DTS Corp.	2,700	35,073
Duskin Company, Ltd.	8,900	180,444
Dwango Company, Ltd.	14	22,150
Dydo Drinco, Inc.	1,500	59,479
eAccess, Ltd. (L)	224	56,046
Eagle Industry Company, Ltd.	6,000	56,075
Earth Chemical Company, Ltd.	1,900	66,714
EDION Corp.	11,300	82,154
Ehime Bank, Ltd.	20,253	60,339
Eighteenth Bank, Ltd.	30,000	94,188
Eiken Chemical Company, Ltd.	1,600	21,016
Eizo Nanao Corp.	2,800	61,239
Elematec Corp. (L)	2,600	39,387
Elpida Memory, Inc. (I)(L)	20,300	1,740
Enplas Corp.	1,800	38,822
EPS Company, Ltd.	24	50,958
Espec Corp.	2,400	17,140
Exedy Corp.	2,500	73,967
F&A Aqua Holdings, Inc.	2,900	27,811
F-Tech, Inc.	100	1,640
Falco Biosystems, Ltd.	1,500	17,429
Fancl Corp.	5,200	68,493
FCC Company, Ltd.	5,700	133,170
FDK Corp. (I)	21,000	22,897
Fidea Holdings Company, Ltd.	6,600	17,477
Foster Electric Company, Ltd.	2,800	45,118
FP Corp.	2,000	124,023
France Bed Holdings Company, Ltd.	14,000	28,222
Fudo Tetra Corp. (I)	13,700	26,838
Fuji Company, Ltd.	3,000	68,027
Fuji Corp., Ltd.	2,600	14,239
Fuji Electronics Company, Ltd.	2,300	32,817
Fuji Kosan Company, Ltd. (I)	11,000	11,067
Fuji Kyuko Company, Ltd.	8,000	49,150
Fuji Oil Company, Ltd.	9,900	136,004
Fuji Seal International, Inc.	3,500	62,679
Fuji Soft, Inc.	4,300	83,234
Fujibo Holdings, Inc.	9,000	19,428
Fujicco Company, Ltd.	3,000	37,911
Fujikura Kasei Company, Ltd.	3,400	17,709
Fujikura, Ltd.	21,000	73,019
Fujimi, Inc. (I)	2,500	33,082
Fujimori Kogyo Company, Ltd.	1,700	26,685
Fujita Kanko, Inc.	8,000	28,591

The accompanying notes are an integral part of the financial statements.	120

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Fujitec Company, Ltd.	8,000	$49,729
Fujitsu Frontech, Ltd.	2,000	13,026
Fujitsu General, Ltd. (L)	7,000	43,852
Fujiya Company, Ltd. (I)	16,000	33,278
Fukui Bank, Ltd.	38,188	120,990
Fukushima Bank, Ltd. (I)	23,000	21,490
Fukuyama Transporting Company, Ltd.	5,000	27,372
Fumakilla, Ltd.	3,000	12,885
Funai Consulting Company, Ltd.	3,100	20,509
Funai Electric Company, Ltd.	3,500	81,332
Furukawa Battery Company, Ltd.	1,231	5,886
Furukawa Company, Ltd. (I)	26,000	25,838
Furukawa-Sky Aluminum Corp.	16,000	49,672
Fuso Pharmaceutical Industries, Ltd.	8,000	22,644
Futaba Corp.	5,657	94,854
Futaba Industrial Company, Ltd.	5,600	32,916
Fuyo General Lease Company, Ltd.	3,700	131,723
Gakken Company, Ltd.	6,000	12,580
Gecoss Corp.	4,000	19,051
Geo Corp.	68	77,603
GLOBERIDE, Inc.	10,000	13,289
Glory, Ltd.	2,300	48,530
GMO Internet, Inc.	10,000	47,695
Godo Steel, Ltd.	12,000	31,187
Goldcrest Company, Ltd.	3,070	59,317
GSI Creos Corp. (I)	11,000	16,642
Gulliver International Company, Ltd.	1,300	50,667
Gun-Ei Chemical Industry Company, Ltd.	6,000	16,269
Gunze, Ltd.	21,000	65,148
H20 Retailing Corp. (L)	18,000	135,191
Hakuto Company, Ltd.	1,500	15,213
Hakuyosha Company, Ltd.	5,000	13,349
Hamakyorex Company, Ltd.	1,300	37,886
Hanwa Company, Ltd.	32,000	149,321
Harashin Narus Holdings Company, Ltd.	2,000	33,951
Haruyama Trading Company, Ltd.	2,700	14,226
Hayashikane Sangyo Company, Ltd. (I)	4,000	4,023
Hazama Corp. (I)	10,600	34,329
Heiwa Corp.	200	3,878
Heiwa Real Estate Company, Ltd.	14,500	37,872
Heiwado Company, Ltd.	4,500	58,037
Hibiya Engineering, Ltd.	3,500	37,951
Higashi-Nippon Bank, Ltd.	17,000	38,668
Higo Bank, Ltd.	21,000	120,232
Hikari Tsushin, Inc.	4,600	129,777
Hioki Ee Corp.	400	6,862
HIS Company, Ltd.	3,300	86,147
Hisaka Works, Ltd.	3,000	33,404
Hitachi Cable, Ltd. (I)	30,000	71,754
Hitachi Koki Company, Ltd.	8,700	79,335
Hitachi Kokusai Electric, Inc.	10,000	87,039
Hitachi Medical Corp.	2,000	24,710
Hitachi Tool Engineering, Ltd.	2,500	26,736
Hitachi Zosen Corp.	91,000	122,225
Hodogaya Chemical Company, Ltd.	5,000	18,135
Hogy Medical Company, Ltd.	2,500	105,738
Hokkaido Gas Company, Ltd.	2,000	6,886
Hokkan Holdings, Ltd.	7,000	20,774
Hokuetsu Bank, Ltd.	22,000	46,658
Hokuetsu Paper Mills, Ltd.	18,000	117,482
Hokuriku Electric Industry Company, Ltd.	7,000	10,381
Hokuto Corp.	4,200	89,147
Honeys Company, Ltd. (L)	2,800	42,258
Horiba, Ltd.	3,992	127,169
Hoshizaki Electric Company, Ltd.	3,800	81,163

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Hosiden Corp.	8,800	$67,957
Hosokawa Micron Corp.	1,000	5,636
Howa Machinery, Ltd. (I)	20,000	18,888
Hyakujushi Bank, Ltd.	29,000	140,704
I Metal Technology Company, Ltd.	4,000	8,126
IBJ Leasing Company, Ltd.	2,900	67,267
Ichibanya Company, Ltd.	700	20,018
Ichikoh Industries, Ltd. (I)	6,000	12,868
Ichiyoshi Securities Company, Ltd.	4,500	31,102
ICOM, Inc.	1,000	24,674
IDEC Corp.	4,900	49,654
Ihara Chemical Industry Company, Ltd.	7,000	29,027
Iida Home Max (I)	5,600	49,785
Iino Kaiun Kaisha, Ltd.	12,400	59,955
Ikyu Corp.	35	15,960
Imasen Electric Industrial	1,300	17,193
Imperial Hotel, Ltd.	2,200	53,806
Inaba Denki Sangyo Company, Ltd.	3,100	92,836
Inaba Seisakusho Company, Ltd.	1,900	21,919
Inabata & Company, Ltd.	5,700	36,392
Inageya Company, Ltd.	6,000	69,267
Ines Corp.	3,700	29,340
Information Services International-Dentsu, Ltd.	500	4,038
Intage, Inc.	600	11,457
Internet Initiative Japan, Inc.	1	3,159
Inui Steamship Company, Ltd.	2,300	9,079
Ise Chemical Corp.	3,000	17,356
Iseki & Company, Ltd. (I)	21,000	51,976
Ishihara Sangyo Kaisha, Ltd. (I)	34,000	36,270
Ishii Hyoki Company, Ltd. (I)	1,000	3,210
IT Holdings Corp.	10,300	116,698
ITC Networks Corp.	4,500	29,728
Itochu Enex Company, Ltd.	9,000	53,102
Itochu-Shokuhin Company, Ltd.	600	21,758
Itoham Foods, Inc.	24,000	94,839
Itoki Corpitoki Corp.	4,300	17,807
Iwai Securities Company, Ltd.	1,500	7,137
Iwasaki Electric Company, Ltd. (I)	6,000	13,032
Iwatani International Corp.	26,000	88,629
Izumi Company, Ltd.	1,900	32,147
Izumiya Company, Ltd.	12,773	64,319
J-Oil Mills, Inc.	13,000	38,084
Jalux, Inc.	1,500	15,239
Jamco Corp.	3,000	17,268
Janome Sewing Machine Company, Ltd. (I)	3,000	2,582
Japan Airport Terminal Company, Ltd.	5,800	77,585
Japan Aviation Electronics Industry, Ltd.	13,000	105,552
Japan Cash Machine Company, Ltd.	1,800	13,871
Japan Digital Laboratory Company, Ltd.	2,400	28,058
Japan Drilling Company, Ltd.	700	24,012
Japan Pulp & Paper Company, Ltd.	14,000	50,512
Japan Pure Chemical Company, Ltd.	6	15,589
Japan Transcity Corp., Ltd.	8,000	27,630
Japan Vilene Company, Ltd.	3,000	14,062
Japan Wool Textile Company, Ltd.	10,000	73,741
Jastec Company, Ltd.	2,100	12,892
Jeol, Ltd.	8,000	22,725
JFE Shoji Holdings, Inc.	22,000	110,019
JK Holdings Company, Ltd.	3,600	17,453
Joban Kosan Company, Ltd. (I)	8,000	9,852
Joshin Denki Company, Ltd.	7,000	75,049
JSP Corp.	2,800	43,103
Juki Corp. (L)	19,000	41,384
Juroku Bank, Ltd.	40,000	137,948
JVC Kenwood Holdings, Ltd. (I)	11,028	50,861

The accompanying notes are an integral part of the financial statements.	121

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
kabu.com Securities Company, Ltd.	8,500	$32,373
Kabuki-Za Company, Ltd.	1,000	45,623
Kadokawa Holdings, Inc. (L)	3,000	93,933
Kaga Electronics Company, Ltd.	2,700	28,330
Kagoshima Bank, Ltd.	11,000	70,491
Kaken Pharmaceutical Company, Ltd.	11,000	139,144
Kameda Seika Company, Ltd.	1,900	36,282
Kamei Corp.	3,000	38,890
Kanaden Corp.	4,000	27,567
Kanagawa Chuo Kotsu Company, Ltd.	6,000	32,417
Kanamoto Company, Ltd.	3,000	33,430
Kandenko Company, Ltd.	7,000	36,643
Kanematsu Corp. (I)	44,000	47,705
Kanematsu Electronics, Ltd.	2,300	24,201
Kanto Denka Kogyo Company, Ltd.	5,000	19,334
Kanto Natural Gas Development, Ltd.	4,000	21,569
Kappa Create Company, Ltd. (L)	2,600	56,031
Kasai Kogyo Company, Ltd.	1,000	5,558
Kasumi Company, Ltd.	5,100	33,017
Katakura Industries Company, Ltd.	3,100	28,491
Kato Sangyo Company, Ltd.	3,100	59,413
Kato Works Company, Ltd.	5,000	19,121
Kawai Musical Instruments
Manufacturing Company, Ltd.	11,000	22,891
Kawasaki Kisen Kaisha, Ltd. (L)	19,000	40,094
Kawasumi Laboratories, Inc.	2,000	12,556
Kayaba Industry Company, Ltd. (L)	16,000	87,811
Keihanshin Real Estate Company, Ltd.	2,800	13,829
Keihin Company, Ltd.	10,000	14,709
Keihin Corp. (L)	3,500	70,702
Keiyo Bank, Ltd.	22,000	104,678
Keiyo Company, Ltd. (L)	4,600	29,442
Kenedix, Inc. (I)	332	60,796
Kentucky Fried Chicken Japan, Ltd.	1,000	26,057
KEY Coffee, Inc.	2,000	36,724
Kimoto Company, Ltd.	3,400	22,264
Kimura Chemical Plants Company, Ltd.	1,900	9,032
Kinki Nippon Tourist Company, Ltd. (I)	12,000	15,707
Kinki Sharyo Company, Ltd.	3,000	11,192
Kintetsu World Express, Inc.	2,000	62,922
Kinugawa Rubber Industrial Company, Ltd. (L)	5,000	37,471
Kisoji Company, Ltd.	2,800	54,100
Kissei Pharmaceutical Company, Ltd.	5,100	99,264
Kita-Nippon Bank, Ltd.	900	23,395
Kitagawa Iron Works Company, Ltd.	12,000	24,208
Kitano Construction Corp.	8,000	18,568
Kitz Corp.	11,800	51,679
Kiyo Holdings, Inc.	75,395	112,337
Koa Corp.	8,000	85,178
Koatsu Gas Kogyo Company, Ltd.	3,000	17,964
Kohnan Shoji Company, Ltd.	3,300	47,987
Koike Sanso Kogyo Company, Ltd.	5,000	14,028
Kojima Company, Ltd.	900	5,515
Kokuyo Company, Ltd.	11,973	86,377
Komatsu Seiren Company, Ltd.	1,000	4,650
Komatsu Wall Industry Company, Ltd.	1,200	12,377
Komeri Company, Ltd.	4,800	138,713
Komori Corp.	9,724	73,335
Konaka Company, Ltd.	4,600	37,786
Kondotec, Inc.	3,200	21,775
Konishi Company, Ltd.	2,600	35,156
Kosaido Company, Ltd. (I)	2,300	7,807
Kose Corp.	2,500	55,892
Kosei Securities Company, Ltd. (I)	10,000	11,071
Kourakuen Corp.	500	7,738

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Krosaki Harima Corp.	2,000	$6,799
Kumagai Gumi Company, Ltd. (I)	18,000	19,929
Kumiai Chemical Industry Company, Ltd.	4,000	17,300
Kura Corp.	2,000	29,381
Kurabo Industries, Ltd.	21,000	42,617
Kureha Corp.	16,000	79,379
Kurimoto, Ltd.	7,000	17,221
Kuroda Electric Company, Ltd.	6,000	63,041
Kyoden Company, Ltd.	7,000	14,375
Kyodo Printing Company, Ltd.	9,000	27,346
Kyoei Steel, Ltd.	3,800	67,729
Kyoei Tanker Company, Ltd.	5,000	13,535
Kyokuto Kaihatsu Kogyo Company, Ltd.	3,400	31,434
Kyokuto Securities Company, Ltd.	4,500	37,966
Kyokuyo Company, Ltd.	11,000	26,791
Kyorin Company, Ltd.	8,000	141,709
Kyoritsu Maintenance Company, Ltd.	1,500	30,513
Kyosan Electric Manufacturing Company, Ltd.	8,000	35,084
Kyoto Kimono Yuzen Company, Ltd.	1,500	18,021
Kyowa Exeo Corp.	13,600	124,582
Kyowa Leather Cloth Company, Ltd.	200	763
Kyudenko Corp.	5,000	31,523
Laox Company, Ltd. (I)	24,000	13,314
Leopalace21 Corp. (I)(L)	15,200	37,085
Life Corp.	5,600	97,760
Lintec Corp.	3,100	63,469
Macnica, Inc.	1,200	28,275
Macromill, Inc.	2,000	19,503
Maeda Corp.	18,000	71,160
Maeda Road Construction Company, Ltd.	7,000	82,556
Maezawa Kasei Industries Company, Ltd.	2,000	21,347
Maezawa Kyuso Industries Company, Ltd.	1,600	21,948
Makino Milling Machine Company, Ltd.	15,575	117,032
Mandom Corp.	2,970	73,029
Mars Engineering Corp.	1,500	28,648
Marubun Corp.	2,200	10,915
Marudai Food Company, Ltd.	17,000	66,145
Maruei Department Store Company, Ltd. (I)	7,000	9,570
Maruetsu, Inc.	7,000	26,059
Maruha Group, Inc.	46,815	82,405
Marusan Securities Company, Ltd.	7,461	34,929
Maruwa Company, Ltd.	1,600	66,770
Maruyama Manufacturing Company, Inc.	7,000	15,922
Maruzen Showa Unyu Company, Ltd.	7,000	22,914
Matsuda Sangyo Company, Ltd.	2,020	33,054
Matsui Securities Company, Ltd. (L)	10,800	67,627
Matsumotokiyoshi Holdings Company, Ltd.	1,100	22,681
Matsuya Company, Ltd. (I)	3,300	25,081
Matsuya Foods Company, Ltd.	400	8,164
Max Company, Ltd.	9,000	114,995
Maxvalu Tokai Company, Ltd.	2,000	27,518
MEC Company, Ltd.	2,400	9,550
Megachips Corp.	1,900	35,836
Megane Top Company, Ltd.	4,500	45,469
Megmilk Snow Brand Company, Ltd.	7,600	136,337
Meidensha Corp.	17,086	64,225
Meiji Shipping Company, Ltd.	3,900	18,581
Meiko Network Japan Company, Ltd.	900	8,568
Meitec Corp.	4,000	80,543
Meito Sangyo Company, Ltd.	900	11,220
Meiwa Estate Company, Ltd.	3,300	18,245
Melco Holdings, Inc.	2,300	57,990
Michinoku Bank, Ltd.	16,000	33,063
Mikuni Coca-Cola Bottling Company, Ltd.	4,000	34,010
Mikuni Corp.	1,000	2,619

The accompanying notes are an integral part of the financial statements.	122

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Milbon Company, Ltd.	1,100	$31,601
Mimasu Semiconductor Industry Company, Ltd.	2,100	20,051
Minato Bank, Ltd.	28,000	55,526
Ministop Company, Ltd.	1,900	34,284
Mirait Holdings Corp.	6,980	53,298
Misawa Homes Company, Ltd. (I)	1,200	10,799
Mitani Corp.	2,500	33,076
Mito Securities Company, Ltd.	6,000	12,766
Mitsuba Corp.	2,000	18,877
Mitsubishi Kakoki Kaisha, Ltd.	7,000	15,525
Mitsubishi Paper Mills, Ltd. (I)	29,387	29,680
Mitsubishi Pencil Company, Ltd.	2,300	39,251
Mitsubishi Steel Manufacturing Company, Ltd.	20,000	63,634
Mitsuboshi Belting Company, Ltd.	9,000	49,553
Mitsui Engineering &
Shipbuilding Company, Ltd.	29,000	55,401
Mitsui High-Tec, Inc. (I)	3,200	16,823
Mitsui Home Company, Ltd.	2,000	10,853
Mitsui Knowledge Industry Company, Ltd.	104	18,197
Mitsui Matsushima Company, Ltd.	8,000	17,435
Mitsui Mining & Smelting Company, Ltd.	12,000	36,407
Mitsui Sugar Company, Ltd.	17,000	59,031
Mitsui-Soko Company, Ltd.	14,000	55,953
Mitsumi Electric Company, Ltd.	3,900	37,361
Mitsumura Printing Company, Ltd.	4,000	14,230
Mitsuuroko Company, Ltd.	4,000	26,015
Miura Company, Ltd.	4,200	114,723
Miyazaki Bank, Ltd.	26,000	71,228
Miyoshi Oil & Fat Company, Ltd.	7,000	9,908
Mizuno Corp.	16,000	86,265
Mochida Pharmaceutical Company, Ltd.	11,000	126,473
Modec, Inc.	4,100	84,944
Monex Group, Inc.	251	53,645
Mori Seiki Company, Ltd.	14,600	146,733
Morinaga & Company, Ltd.	33,000	78,351
Morinaga Milk Industry Company, Ltd.	24,000	88,992
Morita Corp.	3,000	19,242
MOS Food Services, Inc.	3,600	69,523
Moshi Moshi Hotline, Inc.	7,500	74,439
Mr. Max Corp.	3,200	13,672
Musashi Seimitsu Industry Company, Ltd.	4,000	94,484
Musashino Bank, Ltd.	5,600	192,827
Mutoh Holdings Company, Ltd.	8,000	37,060
Nachi-Fujikoshi Corp.	29,000	159,874
Nagaileben Company, Ltd.	1,400	21,340
Nagano Bank, Ltd.	5,000	10,315
Nagatanien Company, Ltd.	2,000	22,030
Nakamuraya Company, Ltd.	6,000	30,584
Nakayama Steel Works, Ltd. (I)	11,000	12,538
NEC Fielding, Ltd.	1,900	24,300
NEC Leasing, Ltd.	2,000	30,335
NEC Mobiling, Ltd.	1,200	41,210
NEC Networks & System Integration Corp.	4,200	59,187
NET One Systems Company, Ltd.	70	172,908
Neturen Company, Ltd.	4,500	41,723
Nice Holdings, Inc.	4,000	12,257
Nichia Steel Works, Ltd.	4,000	10,343
Nichias Corp.	12,000	66,292
Nichicon Corp.	8,073	99,518
Nichiden Corp.	800	22,325
Nichiha Corp.	3,100	35,547
Nichii Gakkan Company, Ltd.	7,000	81,688
NICHIREI Corp.	31,000	145,542
Nichireki Company, Ltd.	1,000	5,661
Nidec Copal Corp.	1,800	21,725

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nidec Copal Electronics Corp.	2,600	$15,146
Nidec Sankyo Corp.	5,000	32,760
Nidec Tosok Corp.	3,000	38,112
Nifco, Inc.	7,104	191,192
NIFTY Corp.	3	3,460
Nihon Chouzai Company, Ltd.	540	17,090
Nihon Dempa Kogyo Company, Ltd.	2,000	28,027
Nihon Eslead Corp.	2,000	19,338
Nihon Kohden Corp.	7,000	179,625
Nihon M&A Center, Inc. (I)(L)	4	19,335
Nihon Nohyaku Company, Ltd.	3,000	12,847
Nihon Parkerizing Company, Ltd.	7,000	103,512
Nihon Unisys, Ltd.	10,725	71,813
Nihon Yamamura Glass Company, Ltd.	13,000	32,440
Nikkiso Company, Ltd.	11,000	102,532
Nikko Company, Ltd.	5,000	19,850
Nippo Corp.	9,000	97,166
Nippon Beet Sugar
Manufacturing Company, Ltd.	15,000	36,020
Nippon Carbon Company, Ltd.	13,000	36,440
Nippon Ceramic Company, Ltd.	2,500	46,735
Nippon Chemi-Con Corp.	13,271	55,352
Nippon Chemical Industrial Company, Ltd.	8,000	14,588
Nippon Chemiphar Company, Ltd.	5,000	25,635
Nippon Coke & Engineering Company, Ltd.	27,500	42,708
Nippon Columbia Company, Ltd. (I)	29,000	12,114
Nippon Denko Company, Ltd.	8,000	34,157
Nippon Densetsu Kogyo Company, Ltd.	7,000	67,309
Nippon Denwa Shisetsu Company, Ltd.	6,000	19,182
Nippon Felt Company, Ltd.	2,700	14,254
Nippon Filcon Company, Ltd.	3,100	15,829
Nippon Fine Chemical Company, Ltd.	3,000	21,097
Nippon Flour Mills Company, Ltd.	18,000	82,380
Nippon Gas Company, Ltd.	4,800	75,312
Nippon Kanzai Company, Ltd.	800	14,709
Nippon Kasei Chemical Company, Ltd.	9,000	15,961
Nippon Koei Company, Ltd.	9,000	32,907
Nippon Konpo Unyu Soko Company, Ltd.	11,000	122,563
Nippon Light Metal Company, Ltd.	64,000	97,804
Nippon Metal Industry Company, Ltd. (I)	16,000	15,071
Nippon Parking Development Company, Ltd.	293	13,845
Nippon Pillar Packing Company, Ltd.	5,000	37,246
Nippon Piston Ring Company, Ltd. (I)	13,000	31,887
Nippon Road Company, Ltd.	8,000	32,691
Nippon Seiki Company, Ltd.	7,000	89,124
Nippon Seisen Company, Ltd.	7,000	33,964
Nippon Sharyo, Ltd.	11,000	48,511
Nippon Shinyaku Company, Ltd.	8,000	96,583
Nippon Signal Company, Ltd.	9,100	57,287
Nippon Soda Company, Ltd.	21,000	94,316
Nippon Steel Trading Company., Ltd.	14,000	38,812
Nippon Suisan Kaisha, Ltd.	28,165	97,464
Nippon Synthetic Chemical
Industry Company, Ltd.	9,000	54,671
Nippon System Development Company, Ltd.	6,015	52,188
Nippon Thompson Company, Ltd.	7,000	45,396
Nippon Valqua Industries, Ltd.	11,000	32,651
Nippon Yakin Kogyo Company, Ltd. (I)	9,500	17,693
Nippon Yusoki Company, Ltd.	5,000	15,693
Nipro Corp. (L)	14,400	109,795
Nishimatsu Construction Company, Ltd.	30,000	71,006
Nishimatsuya Chain Company, Ltd.	9,600	77,897
Nissan Shatai Company, Ltd.	15,277	153,313
Nissei Corp.	3,000	25,416
Nissen Holdings Company, Ltd.	4,600	22,781

The accompanying notes are an integral part of the financial statements.	123

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nissha Printing Company, Ltd.	3,000	$42,530
Nisshin Fudosan Company, Ltd.	3,000	19,810
Nisshin Oillio Group, Ltd.	15,000	62,776
Nissin Corp.	11,000	30,066
Nissin Electric Company, Ltd.	4,000	26,526
Nissin Kogyo Company, Ltd.	7,300	123,325
Nissui Pharmaceutical Company, Ltd.	2,600	23,599
Nitta Corp.	3,100	54,125
Nittan Valve Company, Ltd.	4,000	15,440
Nittetsu Mining Company, Ltd.	7,000	34,580
Nitto Boseki Company, Ltd.	25,229	85,116
Nitto Kogyo Corp.	4,900	55,333
Nitto Kohki Company, Ltd.	1,700	38,666
Nitto Seiko Company, Ltd.	4,000	11,868
Nittoc Construction Company, Ltd.	5,000	7,270
Noevir Holdings Company, Ltd.	600	6,752
NOF Corp.	29,000	141,852
Nohmi Bosai, Ltd.	2,000	13,049
Noritake Company, Ltd.	18,000	58,934
Noritsu Koki Company, Ltd. (I)	2,000	10,469
Noritz Corp.	2,700	50,098
NS Solutions Corp.	3,000	58,373
Obara Group, Inc.	100	1,303
OBIC Business Consultants, Ltd.	650	28,943
Oenon Holdings, Inc.	4,000	9,451
Ogaki Kyoritsu Bank, Ltd.	32,000	113,095
Ohara, Inc.	2,000	22,393
Oiles Corp.	4,427	84,316
Oita Bank, Ltd.	22,000	66,100
Okabe Company, Ltd.	4,800	25,569
Okamoto Industries, Inc.	7,000	27,056
Okamura Corp.	13,000	93,248
Okasan Holdings, Inc.	28,000	114,615
OKI Electric Industry Company, Ltd. (I)	83,000	91,180
Okinawa Electric Power Company, Inc.	3,000	123,634
OKK Corp. (I)	10,000	14,358
OKUMA Corp.	15,382	128,321
Okumura Corp.	25,000	98,810
Okura Industrial Company, Ltd.	8,000	25,784
Okuwa Company, Ltd.	3,000	42,273
ONO Sokki Company, Ltd.	4,000	14,567
Onoken Company, Ltd.	1,400	12,662
Onward Kashiyama Company, Ltd.	18,000	141,854
Optex Company, Ltd.	400	4,904
Organo Corp.	4,000	27,291
Osaka Organic Chemical Industry, Ltd.	3,200	17,695
Osaka Steel Company, Ltd.	2,500	46,073
Osaki Electric Company, Ltd.	3,000	30,773
OSG Corp.	10,400	151,856
Oyo Corp.	2,400	29,380
Pacific Industrial Company, Ltd.	4,000	21,784
Pacific Metals Company, Ltd.	13,000	70,817
Pal Company, Ltd.	950	38,173
Paltac Corp.	400	5,428
PanaHome Corp.	11,000	73,830
Panasonic Electric Works Information
Systems Company, Ltd.	500	13,480
Panasonic Electric Works SUNX Company, Ltd.	6,100	32,050
Paramount Bed Holdings Company, Ltd. (I)	2,500	64,295
Parco Company, Ltd.	7,200	69,477
Paris Miki, Inc.	2,800	21,000
Pasco Corp.	4,000	14,485
Pasona Group, Inc.	31	27,277
Penta-Ocean Construction Company, Ltd. (L)	23,000	76,555
PIA Corp. (I)	1,300	14,150

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Pigeon Corp.	2,731	$96,054
Pilot Corp.	22	41,973
Piolax, Inc.	1,000	23,961
Pioneer Corp. (I)	19,200	97,595
Plenus Company, Ltd.	2,800	44,258
Point, Inc.	2,780	104,243
Press Kogyo Company, Ltd.	8,000	45,330
Prima Meat Packers, Ltd.	14,000	23,109
Pronexus, Inc.	3,500	17,839
PS Mitsubishi Construction Company, Ltd.	4,200	21,040
Raito Kogyo Company, Ltd.	7,600	46,364
Rasa Industries, Ltd. (I)	10,000	15,690
Resorttrust, Inc.	5,800	89,417
Rhythm Watch Company, Ltd.	14,000	25,670
Ricoh Leasing Company, Ltd.	3,200	76,411
Right On Company, Ltd.	1,800	12,993
Riken Corp.	11,000	46,343
Riken Keiki Company, Ltd.	2,500	18,836
Riken Technos Corp.	8,000	24,625
Riken Vitamin Company, Ltd.	2,000	58,500
Ringer Hut Company, Ltd. (L)	1,700	22,118
Riso Kagaku Corp.	2,000	31,594
Riso Kyoiku Company, Ltd. (I)	338	21,632
Rock Field Company, Ltd.	1,000	17,343
Rohto Pharmaceutical Company, Ltd.	4,000	47,181
Roland Corp.	2,500	24,407
Roland D.G. Corp.	1,400	17,408
Round One Corp.	9,000	58,868
Royal Holdings Company, Ltd.	5,200	58,855
Ryobi, Ltd.	18,000	72,965
Ryoden Trading Company, Ltd.	4,000	24,752
Ryohin Keikaku Company, Ltd.	3,500	166,753
Ryosan Company, Ltd.	5,929	121,290
Ryoshoku, Ltd.	1,000	25,917
Ryoyo Electro Corp.	3,200	35,012
Sagami Chain Company, Ltd. (I)	2,000	14,321
Saibu Gas Company, Ltd.	40,000	110,059
Saizeriya Company, Ltd.	3,900	60,541
Sakai Chemical Industry Company, Ltd.	14,000	56,230
Sakata INX Corp.	5,000	24,201
Sakata Seed Corp.	5,400	74,965
Sala Corp.	4,500	27,967
San-A Company, Ltd.	1,100	42,037
San-Ai Oil Company, Ltd.	6,000	28,392
Sanden Corp.	14,000	49,724
Sangetsu Company, Ltd.	3,900	101,676
Sankei Building Company, Ltd.	3,300	30,287
Sanken Electric Company, Ltd. (L)	11,437	50,865
Sanki Engineering Company, Ltd.	9,000	49,579
Sankyo Seiko Company, Ltd.	7,700	28,541
Sankyo-Tateyama Holdings, Inc. (I)	32,000	56,352
Sankyu, Inc.	41,000	160,113
Sanoh Industrial Company, Ltd.	4,600	37,158
Sanshin Electronics Company, Ltd.	3,600	34,273
Sanwa Shutter Corp.	27,124	94,661
Sanyo Chemical Industries, Ltd.	10,000	67,892
Sanyo Denki Company, Ltd.	6,000	37,992
Sanyo Shokai, Ltd.	10,000	26,874
Sanyo Special Steel Company, Ltd.	16,648	88,005
Sapporo Hokuyo Holdings, Inc.	2,100	7,242
Sasebo Heavy Industries Company, Ltd.	13,000	24,093
Sato Corp.	3,000	41,880
Satori Electric Company, Ltd.	2,400	14,706
Sawai Pharmaceutical Company, Ltd.	1,800	175,291
SCSK Corp. (L)	7,708	118,137

The accompanying notes are an integral part of the financial statements.	124

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Seibu Electric Industry Company, Ltd.	3,000	$13,493
Seika Corp.	11,000	31,743
Seikagaku Corp.	5,700	64,013
Seiko Holdings Corp.	17,000	37,479
Seino Holdings Company, Ltd.	8,000	56,460
Seiren Company, Ltd.	7,000	43,244
Sekisui Jushi Corp.	6,000	60,187
Sekisui Plastics Company, Ltd.	5,000	18,284
Senko Company, Ltd.	9,000	34,353
Senshu Electric Company, Ltd.	1,500	18,678
Senshukai Company, Ltd.	4,500	30,310
Shibaura Mechatronics Corp.	5,000	14,972
Shibusawa Warehouse Company, Ltd.	6,000	17,993
Shibuya Kogyo Company, Ltd.	3,300	37,254
Shikibo, Ltd.	11,000	15,246
Shikoku Bank, Ltd.	29,000	110,771
Shikoku Chemicals Corp.	5,000	30,101
Shima Seiki Manufacturing, Ltd.	4,700	88,360
Shimachu Company, Ltd.	5,800	128,714
Shimizu Bank, Ltd.	1,200	50,466
Shimojima Company, Ltd.	1,000	13,489
Shin Nippon Air Technologies Company, Ltd.	3,100	18,355
Shin-Etsu Polymer Company, Ltd.	5,300	26,509
Shin-Keisei Electric Railway Company, Ltd.	4,000	17,327
Shinagawa Refractories Company, Ltd.	5,000	14,414
Shindengen Electric
Manufacturing Company, Ltd.	9,000	42,483
Shinkawa, Ltd.	1,700	9,520
Shinko Electric Company, Ltd.	14,000	31,919
Shinko Electric Industries Company, Ltd.	7,400	68,158
Shinko Plantech Company, Ltd.	4,800	42,214
Shinko Shoji Company, Ltd.	2,700	24,210
Shinmaywa Industries, Ltd.	13,000	62,429
Shinnihon Corp.	8,000	23,083
Shinsho Corp.	7,000	17,500
Shinwa Kaiun Kaisha, Ltd.	11,000	18,427
Ship Healthcare Holdings, Inc.	2,100	40,390
Shiroki Corpshiroki Corp.	19,000	62,584
Shizuki Electric Company, Inc.	3,000	12,892
Shizuoka Gas Company, Ltd.	9,500	63,845
SHO-BOND Holdings Company, Ltd.	4,000	91,600
Shobunsha Publications, Inc.	2,400	19,162
Shochiku Company, Ltd.	14,000	130,938
Shoko Company, Ltd.	11,000	18,355
Showa Aircraft Industry Company, Ltd.	3,000	19,302
Showa Corp. (I)	7,200	57,079
Showa Sangyo Company, Ltd.	13,000	41,440
Siix Corp.	2,100	29,983
Simplex Technology, Inc.	31	9,854
Sinanen Company, Ltd.	5,000	23,556
Sintokogio, Ltd.	8,000	82,373
SKY Perfect JSAT Holdings, Inc.	226	105,269
SMK Corp.	6,000	21,520
So-net Entertainment Corp.	26	101,672
Sodick Company Ltd.	4,200	23,465
Sogo Medical Company, Ltd.	900	28,288
Sohgo Security Services Company, Ltd.	12,500	148,917
Space Company, Ltd.	2,700	16,240
SRI Sports, Ltd.	500	5,821
ST Corp.	1,100	13,774
St. Marc Holdings Company, Ltd.	1,100	41,493
Star Micronics Company, Ltd.	5,100	50,703
Starzen Company, Ltd.	9,000	29,310
Stella Chemifa Corp.	1,700	45,651
Studio Alice Company, Ltd.	1,100	17,120

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Sugi Pharmacy Company, Ltd.	900	$24,367
Sumida Corp.	2,600	18,307
Sumikin Bussan Corp.	10,000	26,917
Sumiseki Holdings, Inc. (I)	9,800	12,242
Sumitomo Bakelite Company, Ltd.	18,000	107,160
Sumitomo Densetsu Company, Ltd.	4,300	30,660
Sumitomo Forestry Company, Ltd.	100	911
Sumitomo Light Metal Industries, Ltd. (I)	35,000	36,017
Sumitomo Mitsui Company, Ltd. (I)	31,300	30,390
Sumitomo Osaka Cement Company, Ltd.	44,000	132,638
Sumitomo Pipe & Tube Company, Ltd.	4,100	34,247
Sumitomo Precision Products Company, Ltd.	4,000	24,693
Sumitomo Real Estate Sales Company, Ltd.	1,690	74,642
Sumitomo Seika Chemicals Company, Ltd.	4,000	18,585
Sumitomo Warehouse Company, Ltd.	17,952	88,056
SWCC Showa Holdings Company, Ltd. (I)	34,000	34,349
SxL Corp. (I)	10,000	21,865
Systena Corp.	49	36,197
T Rad Company, Ltd.	4,000	15,926
T. Hasegawa Company, Ltd.	2,900	44,131
Tachi-S Company, Ltd.	3,100	62,524
Tachibana Eletech Company, Ltd.	1,700	15,598
Tact Home Company, Ltd.	17	15,182
Tadano, Ltd.	17,000	117,896
Taihei Dengyo Kaisha, Ltd.	4,000	30,831
Taihei Kogyo Company, Ltd.	11,000	56,970
Taiho Kogyo Company, Ltd.	2,900	32,439
Taikisha, Ltd.	5,800	116,130
Taiko Bank, Ltd.	2,000	6,680
Taisei Lamick Company, Ltd.	300	9,664
Taiyo Holdings Company, Ltd.	2,500	70,439
Taiyo Yuden Company, Ltd.	9,100	94,777
Takamatsu Corp.	1,900	30,331
Takano Company, Ltd.	2,000	11,497
Takaoka Electric
Manufacturing Company, Ltd. (L)	8,000	23,787
Takara Holdings, Inc.	12,000	76,249
Takara Leben Company, Ltd.	600	4,303
Takara Standard Company, Ltd.	15,000	111,142
Takasago International Corp.	12,000	56,284
Takasago Thermal Engineering Company, Ltd.	10,200	82,801
Takihyo Company, Ltd.	1,000	5,565
Takiron Company, Ltd.	7,000	24,413
Takisawa Machine Tool Company, Ltd.	3,000	4,653
Takuma Company, Ltd. (I)	10,000	49,420
Tamron Company, Ltd.	1,300	37,938
Tamura Corp.	7,000	20,359
Tatsuta Electric Wire & Cable Company, Ltd.	8,000	44,550
Tayca Corp.	1,000	3,670
Teac Corp. (I)	35,000	15,020
Tecmo Koei Holdings Company, Ltd.	5,200	41,303
Teikoku Electric Manufacturing Company, Ltd.	700	13,438
Teikoku Piston Ring Company, Ltd.	2,700	37,973
Teikoku Sen-I Company, Ltd.	2,000	14,615
Teikoku Tsushin Kogyo Company, Ltd.	6,000	10,828
Tekken Corp.	14,000	19,487
Telepark Corp.	28	49,839
Temp Holdings Company, Ltd.	2,600	25,081
Tenma Corp.	2,100	22,006
The Chiba Kogyo Bank, Ltd. (I)	3,500	19,593
The Daiei, Inc. (I)	14,050	50,004
The Hokkoku Bank, Ltd.	40,000	150,716
The Hyakugo Bank, Ltd.	31,000	137,901
The Mie Bank, Ltd.	12,000	29,250
The Pack Corp.	1,500	23,254

The accompanying notes are an integral part of the financial statements.	125

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
The San-in Godo Bank, Ltd.	21,000	$160,572
The Yachiyo Bank, Ltd.	400	10,272
Tigers Polymer Corp.	2,000	7,781
TKC Corp.	2,900	58,921
TOA Corp.	22,000	45,503
TOA Oil Company, Ltd.	14,000	17,787
Toagosei Company, Ltd.	34,000	151,236
Tobishima Corp. (I)	9,600	13,138
Tobu Store Company, Ltd.	8,000	27,103
TOC Company, Ltd.	11,400	58,984
Tocalo Company, Ltd.	3,200	66,786
Tochigi Bank, Ltd.	19,000	69,038
Toda Corp.	39,000	139,331
Toda Kogyo Corp.	5,000	38,782
Toei Company, Ltd.	8,000	39,405
Toenec Corp.	5,000	27,945
Toho Bank, Ltd.	28,000	100,025
Toho Company, Ltd.	6,000	22,967
Toho Holdings Company, Ltd.	7,300	112,167
Toho Titanium Company, Ltd.	1,100	18,680
Toho Zinc Company, Ltd.	14,000	61,833
Tohoku Bank, Ltd.	9,000	17,274
Tohto Suisan Company, Ltd.	5,000	9,629
Tokai Carbon Company, Ltd.	23,000	124,752
Tokai Holdings Corp.	4,000	19,557
Tokai Rika Company, Ltd.	1,500	26,338
Tokai Rubber Industries, Ltd.	7,400	91,506
Tokai Tokyo Securities Company, Ltd.	32,966	123,968
Token Corp.	970	35,949
Toko Electric Corp.	6,000	28,198
Toko, Inc. (I)	10,000	23,289
Tokushu Tokai Holdings Company, Ltd.	12,000	27,529
Tokuyama Corp.	11,000	39,443
Tokyo Dome Corp. (I)(L)	22,000	61,232
Tokyo Energy & Systems, Inc.	3,000	18,460
Tokyo Individualized Educational Institute, Inc.	2,600	5,506
Tokyo Kikai Seisakusho, Ltd. (I)	10,000	7,866
Tokyo Ohka Kogyo Company, Ltd.	7,200	164,695
Tokyo Rakutenchi Company, Ltd.	6,000	21,766
Tokyo Rope Manufacturing Company, Ltd. (L)	12,000	27,075
Tokyo Seimitsu Company, Ltd.	6,500	140,602
Tokyo Steel Manufacturing Company, Ltd.	5,700	47,910
Tokyo Tatemono Company, Ltd. (I)	36,000	146,550
Tokyo Tekko Company, Ltd.	7,000	25,012
Tokyo Tomin Bank, Ltd.	4,800	59,037
Tokyotokeiba Company, Ltd.	18,000	28,169
Tokyu Community Corp.	1,300	40,959
Tokyu Construction Company, Ltd.	8,480	22,823
Tokyu Livable, Inc.	2,200	20,844
Tokyu Recreation Company, Ltd. (I)	4,000	22,881
Toli Corp.	7,000	14,764
Tomato Bank, Ltd.	10,000	19,698
Tomen Electronics Corp.	900	12,207
Tomoe Corp.	4,400	17,408
Tomoe Engineering Company, Ltd.	400	8,116
Tomoku Company, Ltd.	11,000	30,390
TOMONY Holdings, Inc.	14,400	68,135
Tomy Company, Ltd.	6,100	43,107
Topcon Corp.	8,200	48,711
Toppan Forms Company, Ltd.	7,900	67,720
Topre Corp.	8,000	81,803
Topy Industries, Ltd.	21,000	60,568
Tori Holdings Company, Ltd. (I)	6,300	2,647
Toridoll Corp.	4,400	45,206
Torigoe Company, Ltd.	2,300	19,151

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Torii Pharmaceutical Company, Ltd.	1,700	$31,612
Torishima Pump Manufacturing Company, Ltd.	2,300	30,518
Tosei Corp.	16	5,473
Toshiba Machine Company, Ltd.	15,000	78,992
Toshiba Plant Systems & Services Corp.	8,000	91,612
Toshiba TEC Corp.	17,000	62,924
Tosho Printing Company, Ltd.	3,000	6,256
Totetsu Kogyo Company, Ltd.	4,000	36,642
Tottori Bank, Ltd.	11,000	23,027
Touei Housing Corp.	2,500	25,748
Towa Bank, Ltd.	33,000	38,460
Towa Pharmaceutical Company, Ltd.	1,500	65,085
Toyo Construction Company, Ltd.	33,000	33,330
Toyo Corp.	5,300	57,928
Toyo Electric Manufacturing Company, Ltd.	4,000	16,209
Toyo Engineering Corp.	25,000	109,066
Toyo Ink Manufacturing Company, Ltd.	30,000	123,064
Toyo Kanetsu KK	16,000	37,259
Toyo Kohan Company, Ltd.	9,000	35,491
Toyo Securities Company, Ltd.	7,000	15,958
Toyo Tanso Company, Ltd.	1,700	66,595
Toyo Tire & Rubber Company, Ltd.	22,000	59,363
Toyobo Company, Ltd.	71,064	102,370
Toyota Motor Corp.	2,400	99,205
Trancom Company, Ltd.	200	3,883
Transcosmos, Inc.	3,700	46,710
Trusco Nakayama Corp.	4,000	81,754
TS Tech Company, Ltd.	6,600	126,235
Tsi Holdings Company, Ltd.	13,805	83,690
Tsubakimoto Chain Company, Ltd.	19,000	111,659
Tsugami Corp.	7,000	53,620
Tsukishima Kikai Company, Ltd.	1,000	8,471
Tsukuba Bank, Ltd.	8,000	28,583
Tsuruha Holdings, Inc.	2,400	122,802
Tsurumi Manufacturing Company, Ltd.	3,000	24,267
Tsutsumi Jewelry Company, Ltd.	900	23,550
TV Asahi Corp.	4	6,679
U-Shin, Ltd.	6,300	51,309
Ube Material Industries, Ltd.	9,000	28,487
Uchida Yoko Company, Ltd.	5,000	17,057
ULVAC, Inc. (I)	7,400	88,522
Uniden Corp.	7,000	27,125
Union Tool Company, Ltd.	1,600	30,248
Unipres Corp.	4,300	118,225
United Arrows, Ltd.	2,400	47,671
Unitika, Ltd. (I)	42,000	25,887
Utoc Corp.	4,300	15,717
Valor Company, Ltd.	4,700	69,974
Vital KSK Holdings, Inc.	7,700	65,896
Wacom Company, Ltd.	51	92,622
Wakachiku Construction Company, Ltd. (I)	17,000	23,663
Warabeya Nichiyo Company, Ltd.	1,500	19,782
Watabe Wedding Corp.	800	7,299
WATAMI Company, Ltd.	3,600	77,422
Weathernews, Inc.	800	20,918
Wood One Company, Ltd.	2,000	8,275
Xebio Company, Ltd.	4,700	111,473
Yahagi Construction Company, Ltd.	4,000	20,118
Yaizu Suisankagaku Industry Company, Ltd.	1,700	16,518
Yamagata Bank, Ltd.	29,000	140,928
Yamanashi Chuo Bank, Ltd.	25,255	118,145
Yamatane Corp.	13,000	20,130
Yamazen Corp.	7,500	59,329
Yaoko Company, Ltd.	800	25,698
Yasuda Warehouse Company, Ltd.	2,600	17,029

The accompanying notes are an integral part of the financial statements.	126

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Yellow Hat, Ltd.	2,000	$30,468
Yodogawa Steel Works, Ltd.	20,825	93,053
Yokogawa Bridge Corp.	3,000	21,015
Yokohama Reito Company, Ltd.	7,800	59,706
Yokowo Company, Ltd.	2,800	16,873
Yomeishu Seizo Company, Ltd.	3,000	29,496
Yomiuri Land Company, Ltd.	2,000	6,534
Yondenko Corp.	1,000	4,279
Yonekyu Corp.	3,000	27,261
Yorozu Corp.	1,600	34,956
Yoshinoya D&C Company, Ltd.	69	89,926
Yuasa Funashoku Company, Ltd.	4,000	10,384
Yuasa Trading Company, Ltd.	24,000	40,503
Yukiguni Maitake Company, Ltd.	600	2,790
Yurtec Corp.	5,000	29,294
Yusen Logistics Company, Ltd.	4,000	57,570
Yushin Precision Equipment Company, Ltd.	1,400	27,682
Yushiro Chemical Industry Company, Ltd.	1,100	12,124
Zenrin Company, Ltd.	2,900	29,176
Zensho Company, Ltd. (L)	12,300	150,355
Zeria Pharmaceutical Company, Ltd.	3,000	49,901
Zuken, Inc.	2,300	18,970

		46,713,253
Jersey, C.I. - 0.1%
Atrium European Real Estate, Ltd.	7,250	34,476
Heritage Oil, Ltd. (I)	33,279	96,526

		131,002
Liechtenstein - 0.0%
Liechtensteinische Landesbank AG	198	9,003
Verwaltungs & Privat Bank AG	503	45,313

		54,316
Luxembourg - 0.2%
Elcoteq SE (I)	353	108
GAGFAH SA	7,615	43,021
Oriflame Cosmetics SA	4,302	148,712
Regus PLC	70,380	123,657

		315,498
Malta - 0.1%
Unibet Group PLC	3,000	85,140
Monaco - 0.0%
Societe des Bains de Mer & du Cercle des
Etrangers a Monaco SA	930	48,334
Netherlands - 1.9%
Aalberts Industries NV	15,972	323,299
Accell Group	1,618	36,531
AMG Advanced Metallurgical Group NV (I)	3,841	46,544
Amsterdam Commodities NV	1,875	30,341
Arcadis NV	7,502	136,232
ASM International NV	6,882	257,784
BE Semiconductor Industries NV	9,412	73,312
Beter Bed Holding NV	2,845	66,306
BinckBank NV	9,514	106,011
Brunel International NV	2,644	105,603
Crown Van Gelder NV (I)	152	995
CSM NV	12,446	234,055
Delta Lloyd NV	9,116	168,788
Dockwise, Ltd. (I)	324	6,761
Exact Holdings NV	2,795	66,741
Fornix Biosciences NV	1,231	1,018
Grontmij NV	2,946	16,613
Heijmans NV	534	5,543

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherlands (continued)
Hunter Douglas NV	168	$7,451
Imtech NV	11,230	376,279
Kardan Nvkardan NV (I)	3,426	6,836
KAS Bank NV	1,372	15,737
Kendrion NV	951	25,586
Koninklijke BAM Groep NV	35,534	167,869
Koninklijke Ten Cate NV	5,386	175,105
Koninklijke Wessanen NV (L)	11,887	40,672
Macintosh Retail Group NV	3,311	44,966
Mediq NV	10,734	174,195
Nederlandsche Apparatenfabriek NEDAP NV	441	12,788
Nutreco Holding NV	5,134	384,814
Ordina NV (I)	4,821	6,882
PostNL NV	10,029	59,285
Sligro Food Group NV	4,162	128,758
SNS REAAL NV (I)	28,136	79,378
Telegraaf Media Groep NV	2,755	37,586
TKH Group NV	4,312	100,579
TomTom NV (I)(L)	11,876	56,002
Unit 4 Agresso NV	4,775	135,241
USG People NV	6,455	65,393
Wavin NV (I)	7,572	105,102

		3,888,981
New Zealand - 0.8%
Air New Zealand, Ltd.	34,980	25,253
Ebos Group, Ltd.	3,312	19,065
Fisher & Paykel Appliances Holdings, Ltd. (I)	50,069	16,853
Fisher & Paykel Healthcare Corp.	95,767	170,628
Freightways, Ltd.	13,503	43,772
Hallenstein Glasson Holdings, Ltd.	6,230	19,957
Infratil, Ltd.	111,284	171,414
Mainfreight, Ltd.	7,607	60,484
New Zealand Exchange, Ltd.	8,304	18,685
New Zealand Oil & Gas, Ltd.	43,598	26,840
New Zealand Refining Company, Ltd.	20,150	53,095
Nuplex Industries, Ltd.	22,627	48,236
PGG Wrightson, Ltd. (I)	18,780	6,261
Pike River Coal Company, Ltd. (I)	57,122	0
Port of Tauranga, Ltd.	15,938	145,380
Pumpkin Patch, Ltd.	30,500	21,356
Rakon, Ltd. (I)	10,503	5,061
Restaurant Brands New Zealand Ltd.	14,973	24,450
Ryman Healthcare, Ltd.	28,341	67,594
Sanford, Ltd.	6,681	23,590
Sky City Entertainment Group, Ltd.	110,681	347,320
Sky Network Television, Ltd.	33,191	138,480
Steel & Tube Holdings, Ltd.	7,400	13,487
Tower, Ltd.	43,309	56,014
TrustPower, Ltd.	1,000	6,001
Vector, Ltd.	43,347	94,345
Warehouse Group, Ltd.	16,872	35,526

		1,659,147
Nigeria - 0.0%
Maurel & Prom Nigeria	12,829	35,025
Norway - 0.9%
ABG Sundal Collier Holding ASA	19,225	17,537
Acta Holding ASA	30,000	5,637
Aktiv Kapital ASA	3,800	21,426
Algeta ASA (I)	1,668	45,654
Atea ASA	10,153	120,700
Birdstep Technology ASA (I)	6,000	964
Bonheur ASA	488	11,565
BW Offshore, Ltd.	58,362	85,570

The accompanying notes are an integral part of the financial statements.	127

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Norway (continued)
BWG Homes ASA	10,828	$21,294
Camillo Eitzen & Company ASA (I)	580	235
Cermaq ASA (I)	6,433	90,404
Clavis Pharma ASA (I)	715	8,727
Det Norske Oljeselskap ASA (I)	272	4,363
DNO International ASA (I)	5	9
DOF ASA (I)	6,333	35,876
EDB Business Partner ASA (I)	7,241	17,341
Eitzen Chemical ASA (I)	8,000	172
Ekornes ASA	3,813	74,308
Electromagnetic GeoServices ASA (I)	25,871	96,249
Eltek ASA (I)	14,600	10,770
Farstad Shipping ASA	4,400	130,659
Ganger Rolf ASA	1,779	39,291
Kongsberg Automotive Holding ASA (I)	59,856	20,863
Kverneland Gruppen ASA (I)	1,000	1,870
Leroy Seafood Group ASA	1,469	24,568
Nordic Semiconductor ASA (L)	28,917	96,050
Norse Energy Corp. ASA (I)	42,880	1,914
Norwegian Air Shuttle ASA (I)	5,612	80,723
Norwegian Energy Company AS (I)	26,350	33,503
Odfjell ASA	6,307	45,132
Opera Software ASA	7,301	46,345
Panoro Energy ASA (I)	4,287	3,752
PhotoCure ASA (I)	1,408	11,003
Pronova Biopharma AS (I)	16,346	23,780
Q-Free ASA (I)	7,500	27,496
Scana Industrier ASA (I)	26,408	9,778
Sevan Marine ASA (I)(L)	1,456	3,187
Siem Offshore, Inc. (I)	20,762	38,255
Solstad Offshore ASA	3,000	58,487
Sparebanken Midt-Norge ASA (L)	13,729	100,645
Tomra Systems ASA	25,129	209,029
Veidekke ASA	14,364	115,837
Wilh Wilhelmsen Holding ASA, Class A	4,200	114,071

		1,905,039
Peru - 0.0%
Copeinca ASA (I)	9,400	70,562
Portugal - 0.4%
Altri SGPS SA	18,174	27,790
Banco BPI SA (I)(L)	43,354	31,622
Banco Comercial Portugues SA (I)(L)	21,486	4,858
Banco Espirito Santo SA (L)	48,592	107,247
BANIF SGPS SA (I)	4,673	2,054
Brisa Auto Estrada SA (L)	33,237	104,393
Impresa SGPS SA (I)	13,622	9,431
Investimentos Participacoes e Gestao SA (I)	31,635	7,578
Mota Engil	9,080	14,274
Novabase SGPS SA	2,054	5,827
Pararede SGPS SA (I)	10,834	1,873
Portucel - Empresa Produtora de Pasta
e Papel SA (I)	30,403	81,431
Redes Energeticas Nacionais SA	14,128	39,500
Semapa-Sociedade de Investimento
& Gestao (I)	11,694	87,636
Sonae	119,260	72,946
Sonae Industria SGPS SA (I)	4,886	4,575
Sonaecom - SGPS SA	14,441	24,078
Teixeira Duarte SA	37,298	13,392
Zon Multimedia SA	24,934	77,315

		717,820
Russia - 0.0%
Alliance Oil Company, Ltd., ADR (I)	1,596	20,038

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore - 1.3%
Ausgroup, Ltd.	55,000	$16,759
Baker Technology, Ltd.	101,000	25,422
Banyan Tree Holdings, Ltd.	78,000	38,010
Bonvests Holdings, Ltd.	36,400	26,194
Boustead Singapore, Ltd.	7,000	4,860
Bukit Sembawang Estates, Ltd.	20,000	72,638
Cape PLC	7,857	54,588
Cerebos Pacific, Ltd.	18,000	77,477
CH Offshore, Ltd.	50,000	14,196
China Aviation Oil Singapore Corp., Ltd.	60,000	57,257
China Merchants Holdings Pacific, Ltd.	41,000	23,128
Chip Eng Seng Corp., Ltd.	63,000	24,292
Chuan Hup Holdings, Ltd.	78,000	14,292
Creative Technology, Ltd.	7,050	22,803
CSE Global, Ltd.	81,000	56,604
CWT, Ltd.	31,000	30,066
Ezion Holdings, Ltd.	55,000	40,199
Ezra Holdings, Ltd. (I)	100,800	100,042
Falcon Energy Group, Ltd.	32,000	6,620
First Resources, Ltd.	66,000	96,485
Food Empire Holdings, Ltd.	43,800	12,258
Fragrance Group, Ltd.	100,000	29,436
Gallant Venture, Ltd. (I)	111,000	26,431
GMG Global Ltd.	60,000	7,141
Goodpack, Ltd.	47,000	51,469
GuocoLeisure, Ltd.	6,000	3,058
Healthway Medical Corp, Ltd. (I)	336,375	24,665
Hi-P International, Ltd.	13,000	9,321
Ho Bee Investment, Ltd.	71,000	76,010
Hong Fok Corp., Ltd. (I)	39,800	15,241
Hong Leong Asia, Ltd.	16,000	25,810
Hotel Properties, Ltd.	27,100	41,290
HTL International Holdings, Ltd.	24,000	7,243
Hwa Hong Corp., Ltd.	55,000	20,012
Hyflux, Ltd.	81,000	94,773
Jaya Holdings, Ltd. (I)	57,000	26,026
Keppel Telecommunications
& Transportation, Ltd.	15,000	14,303
LC Development, Ltd.	68,000	8,484
Manhattan Resources, Ltd. (I)	34,000	25,003
Mercator Lines Singapore, Ltd. (I)	70,000	7,818
Metro Holdings, Ltd.	53,600	28,503
MFS Technology, Ltd. (I)	56,000	5,098
Midas Holdings, Ltd.	104,000	32,562
MobileOne, Ltd.	53,000	105,863
NatSteel, Ltd.	29,000	35,140
Oceanus Group, Ltd. (I)	142,000	11,719
Orchard Parade Holdings, Ltd.	18,000	23,645
Osim International, Ltd.	44,000	42,275
Otto Marine, Ltd.	149,000	16,387
Pan Pacific Hotels Group, Ltd.	30,000	44,376
Petra Foods, Ltd.	46,000	73,496
Raffles Education Corp., Ltd.	131,028	48,197
Raffles Medical Group, Ltd.	27,326	50,841
Rotary Engineering, Ltd.	37,000	21,342
S I2I, Ltd. (I)	316,000	9,595
SBS Transit, Ltd.	20,500	28,030
SC Global Developments, Ltd.	34,000	28,771
Sim Lian Group, Ltd.	69,447	32,392
Sinarmas Land, Ltd. (I)	280,000	77,533
Singapore Post, Ltd.	17,784	13,793
Singapore Reinsurance Corp., Ltd.	47,000	9,959
Stamford Land Corp., Ltd.	100,000	42,683
Super Coffeemix Manufacturing, Ltd.	35,000	45,839
Swiber Holdings, Ltd. (I)	83,000	46,729

The accompanying notes are an integral part of the financial statements.	128

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
Tat Hong Holdings, Ltd.	28,000	$19,660
Tiger Airways Holdings Ltd. (I)	64,500	40,685
Tuan Sing Holdings, Ltd.	104,000	23,612
United Engineers, Ltd.	29,000	56,166
UOB-Kay Hian Holdings, Ltd.	37,000	48,709
Venture Corp., Ltd.	5,000	33,612
WBL Corp., Ltd.	14,000	38,164
Wing Tai Holdings, Ltd.	95,300	96,687
Yongnam Holdings, Ltd.	118,000	24,036

		2,583,823
South Africa - 0.0%
First Uranium Corp. (I)	25,500	4,510
Great Basin Gold, Ltd. (I)	41,400	35,984

		40,494
Spain - 1.8%
Abengoa SA (I)	6,092	127,788
Adolfo Dominguez SA (I)	1,580	8,852
Amper SA (I)	2,862	7,503
Antena 3 de Television SA (I)(L)	8,128	48,705
Azkoyen SA (I)	2,428	5,823
Banco de Sabadell SA (L)	6,964	22,532
Banco de Valencia SA (I)	20,628	6,313
Banco Popular Espanol SA	15,962	65,456
Bankinter SA (L)	35,502	219,408
Baron de Ley SA (I)	517	29,733
Bolsas y Mercados Espanoles SA	8,689	231,709
Caja de Ahorros del Mediterraneo	1,684	224
Campofrio Alimentacion SA	2,513	21,829
Cementos Portland Valderrivas SA (I)	1,810	14,877
Cie Automotive SA	411	3,022
Codere SA (I)	798	6,998
Construcciones & Auxiliar de Ferrocarriles SA	318	170,983
Corporacion Dermoestetica SA (I)	898	623
Deoleo SA (I)	13,721	8,129
Duro Felguera SA (I)	8,082	53,582
Ebro Foods SA	14,515	292,078
Elecnor SA	5,244	66,630
Ercros SA (I)	14,570	12,634
Faes Farma SA	21,135	44,208
Fluidra SA	1,792	5,037
Fomento de Construcciones y Contratas SA (L)	1,507	38,180
Gamesa Corporacion Tecnologica SA	4,876	15,461
General de Alquiler de Maquinaria (I)	6,496	6,574
Grifols SA (I)	7,458	155,220
Grupo Catalana Occidente SA (I)	7,194	125,549
Grupo Empresarial Ence SA (I)	20,543	53,718
Grupo Ezentis SA (I)	25,467	6,306
Grupo Tavex SA (I)	8,440	4,235
Iberpapel Gestion SA (I)	1,271	22,347
Indra Sistemas SA (L)	14,890	189,049
La Seda de Barcelona SA (I)	859,572	48,095
Laboratorios Almirall SA	6,324	53,956
Mediaset Espana Comunicacion SA	19,801	118,159
Melia Hotels International SA (L)	10,504	72,864
Miquel y Costas SA	1,437	37,157
Natraceutical SA (I)	22,388	4,504
NH Hoteles SA (I)	15,839	49,604
Obrascon Huarte Lain SA	6,042	186,203
Papeles y Cartones de Europa SA (I)	5,661	21,850
Pescanova SA	854	29,218
Prim SA	1,511	7,811
Promotora de Informaciones SA (I)	20,528	18,759
Prosegur Cia de Seguridad SA (I)	2,960	148,569

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Spain (continued)
Realia Business SA (I)	2,646	$3,470
Sacyr Vallehermoso SA	2,207	8,811
Service Point Solutions SA (I)	39,748	10,751
Sociedad Nacional de Industrias Apicaciones
Celulosa Espanol SA (I)	11,792	17,123
Tecnicas Reunidas SA (L)	3,090	124,241
Telecomunicaciones y Energia (I)	4,417	9,387
Tubacex SA (I)	13,488	37,703
Tubos Reunidos SA (I)	13,944	32,486
Unipapel SA	290	4,378
Urbas Proyectos Urbanisticos SA (I)	10,449	251
Vertice Trescientos Sesenta Grados (I)	1,265	210
Vidrala SA (I)	2,432	58,554
Viscofan SA	7,252	301,146
Vocento SA (I)	6,333	15,854
Vueling Airlines SA (I)	2,475	15,763
Zeltia SA (I)	18,631	45,606

		3,573,798
Sweden - 3.5%
AarhusKarlshamn AB	3,985	128,251
Acando AB	7,431	17,177
Active Biotech AB (I)	6,544	33,772
AddTech AB	3,143	87,846
Angpanneforeningen AB	5,314	103,760
Atrium Ljungberg AB, B Shares	640	7,782
Avanza Bank Holding AB	3,567	101,315
Axfood AB	4,116	155,040
Axis Communications AB	5,727	162,098
BE Group AB (I)	5,044	21,329
Beijer Alma AB	2,612	51,461
Beijer Electronics AB	696	6,905
Bergman & Beving AB	3,668	36,015
Betsson AB (I)	4,726	132,774
Bilia AB	4,374	87,514
Billerud AB	18,984	174,153
BioGaia AB	2,335	68,632
BioInvent International AB (I)	3,907	9,435
Bjoern Borg AB (I)	1,242	8,071
Bure Equity AB (I)	11,904	35,192
Castellum AB	23,850	313,676
CDON Group AB (I)	3,131	31,697
Clas Ohlson AB	6,527	91,973
Cloetta AB (I)(L)	6,455	38,926
Concordia Maritime AB	748	1,763
Diamyd Medical AB (I)	1,643	2,732
Duni AB	1,441	13,665
East Capital Explorer AB	1,176	10,178
Eniro AB (I)(L)	5,926	12,605
Fabege AB	22,379	201,158
Fagerhult AB	600	18,811
Fastighets AB Balder - B Shares (I)	14,300	70,865
G & L Beijer AB	2,000	81,590
Gunnebo AB	11,783	58,507
Hakon Invest AB	6,669	115,745
Haldex AB	13,150	93,403
Hexpol AB	3,834	137,798
HIQ International AB (I)	6,062	34,144
Hoganas AB	4,646	180,339
Holmen AB, Series B	7,744	224,765
HQ AB (I)	4,715	1,060
Hufvudstaden AB, Class A	3,446	38,230
Husqvarna AB, B Shares	37,190	223,804
Husqvarna AB, Series A	1,432	8,656
Industrial & Financial Systems AB	3,313	53,529

The accompanying notes are an integral part of the financial statements.	129

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
Indutrade AB	2,469	$82,843
Intrum Justitia AB	9,782	155,891
JM AB	14,111	256,495
KappAhl Holding AB (I)	6,786	7,126
Klovern AB	7,293	27,547
KNOW IT AB	2,094	22,147
Kungsleden AB	25,788	192,443
Lagercrantz AB	4,000	35,042
Lindab International AB	9,627	80,780
Loomis AB	12,647	181,915
Meda AB	7,156	67,594
Medivir AB (I)	2,195	21,978
Mekonomen AB	3,500	120,564
Micronic Laser Systems AB (I)	11,550	21,823
NCC AB	13,610	302,347
Net Entertainment Ne AB (I)	5,356	53,394
Net Insight AB (I)	50,000	15,641
New Wave Group AB	6,000	31,505
Nibe Industrier AB	13,279	210,566
Nobia AB (I)	25,872	129,810
Nolato AB	3,557	38,550
Nordnet AB	16,938	60,401
Northland Resources SA (I)(L)	9,900	12,107
OEM International AB	8,427	82,456
PA Resources AB (I)	78,665	21,947
Peab AB	24,722	139,503
Pricer AB	13,696	25,642
Proact IT Group AB	930	20,664
Proffice AB	10,000	41,051
Rezidor Hotel Group AB (I)	13,763	51,935
RNB Retail & Brands AB (I)	17,418	9,073
Saab AB	2,853	57,611
Sandvik AB	2,749	41,922
SAS AB (I)(L)	37,797	42,809
Sectra AB (I)	421	2,969
Securitas AB, Series B	2,240	21,510
Sensys Traffic AB (I)	50,268	2,583
SkiStar AB	4,288	56,025
SSAB AB, Series A	9,147	95,604
SSAB AB, Series B	1,358	12,379
Studsvik AB (I)	1,200	7,942
Sweco AB	5,392	57,023
Swedish Orphan Biovitrum AB (I)	23,793	68,940
TradeDoubler AB (I)	5,818	29,980
Trelleborg AB, Series B	38,425	411,096
Wallenstam AB	9,782	99,473
Wihlborgs Fastigheter AB	11,188	154,679

		7,171,466
Switzerland - 5.2%
Acino Holding AG (I)	305	35,731
Advanced Digital Broadcast Holdings SA (I)	310	3,578
Affichage Holding AG (I)	43	7,370
AFG Arbonia-Forster Holding AG (I)	1,068	26,731
Allreal Holding AG (I)	1,353	217,162
ALSO-Actebis Holding AG (I)	779	32,736
Aryzta AG (I)	12,491	619,918
Ascom Holding AG	3,992	41,474
Autoneum Holding AG (I)	353	20,591
Bachem Holding AG	525	21,935
Bank Coop AG	2,190	149,848
Bank Sarasin & Compagnie AG	5,747	178,173
Banque Cantonale de Geneve	76	17,381
Banque Privee Edmond de Rothschild SA	1	25,969
Basilea Pharmaceutica (I)	1,026	54,067

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Belimo Holding AG	69	$136,469
Bell Holding AG	23	48,787
Bellevue Group AG (I)	887	17,387
Berner Kantonalbank	492	137,598
BKW SA	443	18,340
Bobst Group AG (I)	1,425	37,670
Bossard Holding AG	748	101,851
Bucher Industries AG	639	136,023
Burckhardt Compression Holding AG	393	106,119
Centralschweizerische Kraftwerke AG	280	101,762
Charles Voegele Holding AG (I)	1,112	24,991
Cie Financiere Tradition SA	60	5,260
Clariant AG (I)	4,628	64,642
Conzzeta Holding AG	69	143,993
Daetwyler Holding AG	806	64,055
Dufry Group AG (I)	2,489	300,755
EFG International (I)	8,296	77,146
Emmi AG	563	126,715
EMS-Chemie Holding AG	888	169,106
Energiedienst Holding AG (I)	982	51,017
Etrion Corp. (I)	2,686	1,420
Ferrexpo PLC	30,116	153,666
Flughafen Zuerich AG	560	216,590
Forbo Holding AG (I)	152	100,918
Galenica Holding AG (L)	578	353,865
GAM Holding, Ltd. (I)	26,212	346,120
Gategroup Holding AG (I)	1,451	48,922
Georg Fischer AG (I)	549	260,541
Gurit Heberlein AG (I)	51	27,671
Helvetia Patria Holding AG	546	192,421
Huber & Suhner AG	278	14,343
Implenia AG (I)	686	20,891
Inficon Holding AG (I)	243	51,815
Informa PLC	88,989	613,835
Interroll Holding AG (I)	57	21,132
Intershop Holdings	46	16,453
Kaba Holding AG	324	131,414
Kardex AG (I)	444	7,282
Komax Holding AG (I)	335	32,012
Kudelski SA	4,963	38,366
Kuoni Reisen Holding AG (I)	452	143,824
LEM Holding SA	310	154,147
LifeWatch AG (I)	1,457	11,080
Logitech International SA (I)(L)	26,205	222,833
Lonza Group AG (I)	6,129	318,020
Luzerner Kantonalbank AG (I)	283	97,280
Medisize Holding AG (I)	524	19,740
Metall Zug AG	24	100,556
Meyer Burger Technology AG (I)(L)	4,801	84,810
Micronas Semiconductor Holding AG (I)	3,027	33,077
Mobilezone Holding AG	5,131	56,669
Mobimo Holding AG (I)	672	161,176
Nobel Biocare Holding AG (I)	22,850	269,800
Orascom Development Holding AG (I)	169	3,234
Orell Fuessli Holding AG	223	26,083
Panalpina Welttransport Holding AG (I)	1,791	216,683
Phoenix Mecano AG	81	49,196
Precious Woods Holding AG (I)	327	3,705
PSP Swiss Property AG (I)	67	5,811
PubliGroupe SA	276	41,310
Rieter Holding AG (I)	353	72,945
Romande Energie Holding SA	43	60,397
Schaffner Holding AG (I)	90	26,234
Schmolz + Bickenbach AG (I)	353	2,973
Schweiter Technologies AG	117	72,331

The accompanying notes are an integral part of the financial statements.	130

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Schweizerische National-Versicherungs-
Gesellschaft AG	1,580	$59,622
Siegfried Holding AG (I)	396	38,936
St. Galler Kantonalbank	295	119,003
Straumann Holding AG	657	104,086
Sulzer AG	1,563	224,209
Swiss Life Holding (I)	3,719	428,630
Swisslog Holding AG (I)	60,097	56,503
Swissquote Group Holding SA	1,018	40,518
Tamedia AG (I)	586	74,054
Tecan Group AG (I)	1,427	116,003
Temenos Group AG (I)	9,132	179,032
Tornos SA (I)	2,185	22,332
U-Blox AG (I)	397	19,838
Unaxis Holding AG (I)	14,848	112,348
Valiant Holding AG	1,221	151,936
Valora Holding AG	367	94,911
Vaudoise Assurances Holding SA	211	61,988
Von Roll Holding AG (I)	2,046	6,756
Vontobel Holding AG	4,837	123,206
VZ Holding AG	879	96,714
WMH Walter Meier AG	120	30,806
Ypsomed Holding AG (I)	908	54,918
Zehnder Group AG	1,440	96,591
Zuger Kantonalbank	20	113,077

		10,651,958
United Arab Emirates - 0.0%
Exillon Energy PLC (I)	781	2,940
Lamprell PLC	9,858	53,316

		56,256
United Kingdom - 18.9%
4imprint Group PLC	882	3,341
888 Holdings PLC (I)	10,776	9,643
A.G. Barr PLC	4,550	86,354
Aberdeen Asset Management PLC	111,289	426,094
AEA Technology Group PLC (I)	18,852	93
Aegis Group PLC	140,521	385,783
Afren PLC (I)	118,315	251,773
African Barrick Gold, Ltd.	1,597	11,921
Aga Rangemaster Group PLC	16,809	20,444
Alphameric PLC (I)	33,484	13,051
Amlin PLC	55,543	310,423
Anglo Pacific Group PLC	13,955	73,613
Anglo-Eastern Plantations PLC	3,005	34,938
Anite PLC	32,668	56,395
Antisoma PLC (I)	100,552	2,934
Ashmore Group PLC	33,956	208,302
Ashtead Group PLC	90,322	355,018
Assura Group, Ltd.	39,777	20,400
Aveva Group PLC	8,970	244,082
Avon Rubber PLC	417	2,057
Babcock International Group PLC	51,056	611,033
Balfour Beatty PLC	108,498	479,615
Barratt Developments PLC (I)	148,086	346,777
BBA Aviation PLC	66,854	215,300
Bellway PLC	19,685	255,142
Berkeley Group Holdings PLC (I)	19,444	428,803
Bloomsbury Publishing PLC	9,864	19,027
Bodycote PLC	38,333	256,153
Booker Group PLC	64,184	76,568
Bovis Homes Group PLC	27,673	222,271
Braemar Seascope Group PLC	1,189	7,281
Brammer PLC (I)	6,339	32,110

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Brewin Dolphin Holdings PLC (I)	29,852	$74,117
British Polythene Industries PLC (I)	4,400	26,668
Britvic PLC	40,254	243,220
BTG PLC (I)	38,375	215,936
Bunzl PLC	1,182	18,092
Cable & Wireless Communications PLC	420,071	231,446
Capital & Counties Properties PLC	5,753	17,394
Capital & Regional PLC (I)	10,673	5,558
Carclo PLC	773	4,252
Carillion PLC	68,444	353,946
Carpetright PLC (I)	6,037	63,779
Castings PLC (I)	6,764	32,287
Centaur Media PLC	19,732	13,493
Charles Stanley Group PLC (I)	5,789	24,844
Charles Taylor Consulting PLC	5,241	11,666
Chemring Group PLC	25,908	180,536
Chesnara PLC	17,735	48,225
Chime Communications PLC	5,000	18,603
Cineworld Group PLC	8,354	26,606
Clarkson PLC (I)	1,147	21,332
Clinton Cards PLC (I)	33,476	5,988
Close Brothers Group PLC	23,019	269,938
Cobham PLC	120,531	359,395
Collins Stewart PLC	27,764	43,510
Colt Telecom Group SA (I)	38,071	60,527
Communisis PLC	19,820	12,530
Computacenter PLC	14,999	95,357
Concentric AB (I)	13,150	116,078
Consort Medical PLC	7,040	65,465
Cookson Group PLC	40,585	434,814
Corin Group PLC	4,201	3,543
Costain Group PLC	4,761	15,366
Cranswick PLC	5,705	70,809
Creston PLC	10,587	10,272
Croda International PLC	18,931	648,579
CSR PLC	27,703	111,964
D.S. Smith PLC (I)	147,005	393,164
Daily Mail & General Trust PLC	40,524	276,831
Dairy Crest Group PLC	21,687	111,205
Davis Service Group PLC	27,406	219,993
De La Rue PLC	12,238	185,393
Debenhams PLC	175,482	205,791
Dechra Pharmaceuticals PLC	7,282	63,090
Development Securities PLC	19,418	51,940
Devro PLC	30,326	151,496
Dialight PLC	1,810	25,042
Dicom Group PLC (I)	6,393	31,542
Dignity PLC	8,333	109,806
Diploma PLC	18,464	116,623
Dixons Retail PLC (I)	681,754	162,030
Domino Printing Sciences PLC	18,799	195,699
Domino’s Pizza UK & IRL PLC	16,228	114,536
Drax Group PLC	54,749	451,775
Dunelm Group PLC	7,009	57,750
E2V Technologies PLC	662	1,475
easyJet PLC (I)	34,911	243,708
Electrocomponents PLC	66,269	254,669
Elementis PLC	64,801	171,103
Enquest PLC (I)	59,580	120,095
Enterprise Inns PLC (I)	57,459	48,630
Euromoney Institutional Investor PLC	4,630	52,765
F&C Asset Management PLC	67,720	76,178
Fenner PLC	32,177	241,802
Fiberweb PLC	367	350
Fidessa Group PLC	6,467	170,715

The accompanying notes are an integral part of the financial statements.	131

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Filtrona PLC	30,064	$214,993
Findel PLC (I)	37,373	2,085
FirstGroup PLC	75,809	354,754
Fortune Oil PLC	205,675	34,366
French Connection Group PLC	23,030	16,761
Fuller Smith & Turner PLC	8,112	90,375
Future PLC	44,714	8,899
Galliford Try PLC	10,310	96,875
Gem Diamonds, Ltd. (I)	11,000	44,371
Genus PLC	8,891	193,359
Go-Ahead Group PLC	5,381	109,861
Greene King PLC	34,555	275,927
Greggs PLC	13,917	121,050
Halfords Group PLC	37,955	191,053
Halma PLC	59,276	370,560
Hampson Industries PLC (I)	36,786	2,397
Hardy Oil & Gas PLC (I)	7,986	18,946
Hargreaves Lansdown PLC	13,030	88,740
Hays PLC	208,392	266,613
Headlam Group PLC (I)	14,115	64,159
Helical Bar PLC	15,093	44,953
Helphire PLC (I)	51,338	1,802
Henderson Group PLC	126,596	239,922
Henry Boot PLC	14,125	30,329
Hikma Pharmaceuticals PLC	20,715	241,453
Hill & Smith Holdings PLC (I)	14,323	71,296
HMV Group PLC (I)(L)	39,707	2,716
Hochschild Mining PLC	26,736	216,821
Hogg Robinson Group PLC	39,788	39,563
Home Retail Group PLC	134,021	217,019
Homeserve PLC	42,363	149,996
Howden Joinery Group PLC (I)	112,844	208,240
Hunting PLC	19,351	252,858
Huntsworth PLC	22,389	16,038
Hyder Consulting PLC	1,002	6,379
IG Group Holdings PLC	51,780	364,319
Imagination Technologies Group PLC (I)	42,827	418,950
Inchcape PLC	57,161	340,672
Inmarsat PLC	46,633	355,228
Innovation Group PLC (I)	69,893	22,500
Intermediate Capital Group PLC	51,098	219,972
International Personal Finance PLC	25,827	101,722
Interserve PLC	24,037	116,573
Invensys PLC	82,087	271,478
Investec PLC	5,058	32,157
ITE Group PLC (I)	42,551	154,719
J.D. Wetherspoon PLC	12,871	82,152
James Fisher & Sons PLC (I)	4,903	42,886
Jardine Lloyd Thompson Group PLC	14,488	161,762
Jazztel PLC (I)	27,263	155,719
JD Sports Fashion PLC	2,061	27,179
JKX Oil & Gas PLC	17,585	37,062
John Menzies PLC	7,960	74,350
John Wood Group PLC	43,225	520,571
Johnston Press PLC (I)	131,792	15,709
Kcom Group PLC	123,424	136,333
Keller Group PLC	6,834	45,576
Kesa Electricals PLC	64,912	76,920
Kier Group PLC (I)	5,859	114,996
Ladbrokes PLC	126,618	301,948
Laird PLC	31,586	87,006
Laura Ashley Holdings PLC	68,094	23,298
Lavendon Group PLC (I)	17,498	33,112
Liontrust Asset Management PLC (I)	5,127	7,376
Logica PLC	166,512	227,589

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
London Stock Exchange Group PLC	22,726	$325,991
Lonmin PLC, ADR	3,424	60,060
Lookers PLC	35,795	32,455
LSL Property Services PLC	7,930	30,260
Luminar Group Holdings PLC (I)	13,431	80
Management Consulting Group PLC	85,894	47,482
Manganese Bronze Holdings PLC (I)	3,263	1,531
Marshalls PLC	29,028	45,261
Marston’s PLC	70,092	109,029
McBride PLC (I)	22,838	45,869
Mears Group PLC (I)	10,635	40,283
Mecom Group PLC	7,200	21,396
Melrose PLC	58,994	366,832
Melrose Resources PLC	4,954	10,374
Michael Page International PLC	49,381	355,820
Micro Focus International PLC	21,208	151,716
Millennium & Copthorne Hotels PLC (I)	26,060	200,354
Misys PLC (I)(L)	51,674	267,388
Mitchells & Butlers PLC (I)	36,713	153,075
Mitie Group PLC	55,517	234,963
Mondi PLC	18,010	168,467
Moneysupermarket.com Group PLC	42,578	85,681
Morgan Crucible Company PLC	43,135	242,630
Morgan Sindall PLC	5,441	58,454
Mothercare PLC	9,403	32,252
Mouchel Parkman PLC (I)	10,894	2,293
MWB Group Holdings PLC (I)	15,166	2,233
N. Brown Group PLC	24,375	92,616
National Express Group PLC	65,938	244,985
NCC Group, Ltd.	178	2,493
Northgate PLC (I)	6,864	26,947
Novae Group PLC	7,625	43,737
Oxford Biomedica PLC (I)	110,000	5,421
Oxford Instruments PLC	8,791	162,801
Pace PLC	30,754	43,403
PayPoint PLC	5,847	53,953
Pendragon PLC (I)	119,021	26,484
Pennon Group PLC	32,762	374,189
Persimmon PLC	54,373	584,305
Petropavlovsk PLC	24,400	278,100
Phoenix IT Group, Ltd.	9,852	31,201
Photo-Me International PLC (I)	22,753	16,544
Premier Farnell PLC	56,405	195,737
Premier Foods PLC (I)	327,535	61,181
Premier Oil PLC (I)	71,159	498,661
Provident Financial PLC	19,013	341,693
Psion PLC	11,459	8,837
Puma Brandenburg Ltd.	82,607	7,885
Puma Brandenburg Ltd.	82,607	3,285
Punch Taverns PLC (I)	73,594	13,171
PV Crystalox Solar PLC	29,561	2,208
PZ Cussons PLC	25,527	125,891
Qinetiq PLC	104,958	252,097
Quintain Estates & Development PLC (I)	161,428	106,457
R.E.A. Holdings PLC (I)	2,127	22,006
Rathbone Brothers PLC	4,711	92,805
Redrow PLC (I)	33,093	66,597
Renishaw PLC	3,900	89,045
Rentokil Initial PLC (I)	244,757	303,223
Restaurant Group PLC	34,444	151,974
Ricardo PLC	9,643	57,525
Rightmove PLC	14,759	339,079
RM PLC (I)	13,737	18,192
Robert Walters PLC	8,828	32,198
Rotork PLC	13,424	442,317

The accompanying notes are an integral part of the financial statements.	132

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
RPC Group PLC	25,368	$157,264
RPS Group PLC	24,016	86,428
Safestore Holdings, Ltd.	1,125	2,129
Salamander Energy PLC (I)	16,320	63,756
Savills PLC	16,051	92,635
SDL PLC	14,176	160,151
Senior PLC	69,550	216,155
Severfield Rowen PLC	8,148	26,418
Shanks Group PLC	57,825	96,590
Shore Capital Group PLC (I)	82,607	22,997
SIG PLC	88,541	163,628
Smiths News PLC	49,558	72,521
Soco International PLC (I)	32,261	173,198
Southern Cross Healthcare, Ltd. (I)	18,768	1,866
Spectris PLC	17,534	485,879
Speedy Hire PLC	24,086	10,521
Spirax-Sarco Engineering PLC	10,785	352,659
Spirent Communications PLC	104,907	234,891
Spirit Pub Company PLC (I)	73,594	67,857
Sports Direct International PLC (I)	28,725	134,655
St James’s Place PLC	28,640	168,050
St. Ives Group PLC	12,932	17,283
St. Modwen Properties PLC (I)	23,454	60,977
Stagecoach Group PLC	70,904	302,540
Sthree PLC	11,092	50,519
Synergy Health PLC	7,532	101,646
TalkTalk Telecom Group PLC	44,224	101,561
Taylor Wimpey PLC (I)	554,501	437,562
Ted Baker PLC (I)	5,384	66,766
Telecity Group PLC (I)	20,399	223,583
Telecom Plus PLC (I)	6,458	62,969
Thomas Cook Group PLC	134,786	60,616
Thorntons PLC (I)	10,805	4,124
Topps Tiles PLC	25,009	13,620
Travis Perkins PLC	35,547	607,503
Tribal Group PLC	1,323	1,610
Trinity Mirror PLC (I)	37,867	27,694
TT electronics PLC (I)	26,687	77,413
TUI Travel PLC	5,966	18,802
Tullett Prebon PLC	43,000	219,272
UBM PLC	36,361	336,741
UK Coal PLC (I)	20,780	10,084
UK Mail Group PLC (I)	6,109	25,551
Ultra Electronics Holdings PLC	8,613	230,788
Umeco PLC (I)	6,440	35,820
Unite Group PLC	20,334	59,827
UTV Media PLC	12,462	25,980
Vectura Group PLC (I)	55,540	50,767
Victrex PLC	10,789	227,262
Vislink PLC (I)	10,699	4,488
Vitec Group PLC (I)	3,750	36,198
Volex Group PLC	4,646	19,069
VP PLC (I)	664	2,604
W.S. Atkins PLC	17,092	205,045
WH Smith PLC	19,630	165,947
William Hill PLC	118,436	422,546
Wilmington Group PLC (I)	8,311	12,033
Wincanton PLC (I)	11,768	15,525
Wolfson Microelectronics PLC (I)	11,249	33,454
WSP Group PLC	7,138	30,756
Xaar PLC	20,020	81,873
Xchanging PLC (I)	27,038	36,780
XP Power, Ltd.	1,539	30,353
Yell Group PLC (I)(L)	201,603	14,305

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Yule Catto & Company PLC (I)	45,142	$153,943

		38,428,952
United States - 0.8%
Argonaut Gold, Inc.	7,654	75,422
Atlantic Power Corp.	7,231	105,456
Boart Longyear Group	78,496	358,028
Colfax Corp. (I)	3,192	108,608
Golden Star Resources, Ltd. (I)	38,298	76,639
International Minerals Corp. (I)	2,500	14,225
Jaguar Mining, Inc. (I)(L)	8,155	50,441
Meggitt PLC	79,020	485,834
pSivida Corp. (I)	2,379	5,919
Ram Power Corp. (I)	11,984	4,057
Storm Cat Energy Corp. (I)	2,400	12
Student Transportation of America, Ltd.	6,010	41,304
SXC Health Solutions Corp. (I)	3,144	224,810
Tethys Petroleum Ltd. (I)	10,200	9,175

		1,559,930

TOTAL COMMON STOCKS (Cost $213,952,851)		$203,365,354

PREFERRED SECURITIES - 0.0%
Sweden - 0.0%
Klovern AB	182	3,782

TOTAL PREFERRED SECURITIES (Cost $3,441)		$3,782

WARRANTS - 0.0%
Allied Properties HK, Ltd. (Expiration Date:
06/16/2013, Strike Price: HKD 2.00) (I)	145,200	$3,033
Duluth Exploration, Ltd. (Expiration Date:
01/18/2013, Strike Price: CAD 2.41) (I)	1,133	0
Sinarmas Land, Ltd. (Expiration Date:
11/18/2015, Strike Price: SGD 0.10) (I)	93,612	14,970

TOTAL WARRANTS (Cost $21,338)		$18,003

RIGHTS - 0.0%
Algeta ASA (Expiration Date: 03/15/2012,
Strike Price: NOK 143.00) (I)	79	142
Bank of Cyprus PLC (Expiration Date:
03/19/2012, Strike Price: EUR 1.00) (I)	94,334	2,388
Cardno, Ltd. (Expiration Date: 03/07/2012,
Strike Price: AUD 4.90) (I)	1,287	2,195
Dragon Mining, Ltd. (Expiration Date:
03/06/2012, Strike Price: AUD 1.10) (I)	405	0
Goldin Properties Holdings, Ltd. (Expiration
Date: 03/16/2012, Strike Price:
HKD 2.16) (I)	44,500	516

TOTAL RIGHTS (Cost $0)		$5,241

SECURITIES LENDING COLLATERAL - 3.6%
John Hancock Collateral
Investment Trust, 0.3743% (W)(Y)	728,549	$7,292,407

TOTAL SECURITIES LENDING
COLLATERAL (Cost $7,288,515)		$7,292,407

The accompanying notes are an integral part of the financial statements.	133

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 0.0%
Money Market Funds - 0.0%
State Street Institutional Liquid Reserves
Fund, 0.2154% (Y)	7,255	7,255

TOTAL SHORT-TERM INVESTMENTS (Cost $7,255)		$7,255

Total Investments (International Small Company Fund)
(Cost $221,273,400) - 103.4%		$210,692,042
Other assets and liabilities, net - (3.4%)		(6,843,885)

TOTAL NET ASSETS - 100.0%		$203,848,157

International Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.1%
Australia - 1.0%
Billabong International, Ltd. (L)	1,756,008	$5,685,975
Downer EDI, Ltd. (I)	1,720,994	7,199,912

		12,885,887
Austria - 0.8%
Telekom Austria AG	873,300	10,159,050
Belgium - 0.1%
KBC Bancassurance Holding NV	30,331	715,766
Bermuda - 0.5%	95,760	6,075,014
PartnerRe, Ltd.
Brazil - 1.1%
Petroleo Brasileiro SA, Class A, ADR	194,240	5,533,898
Vale SA (Preference A Shares), ADR	305,350	7,505,503

		13,039,401
Canada - 1.3%
Suncor Energy, Inc.	194,400	6,998,361
Talisman Energy, Inc.	696,840	9,578,073

		16,576,434
China - 1.3%
China Telecom Corp., Ltd., H Shares	15,331,589	9,290,213
Shanghai Electric Group Company, Ltd.,
H Shares	84,000	45,286
Trina Solar, Ltd., ADR (I)(L)	844,610	6,503,497

		15,838,996
Denmark - 1.8%
Danske Bank A/S (I)	1,027,640	18,413,300
Vestas Wind Systems A/S (I)(L)	330,360	3,377,851

		21,791,151
France - 12.3%
AXA SA	1,261,487	20,277,618
BNP Paribas SA	451,870	21,954,480
Carrefour SA	301,900	7,556,972
France Telecom SA	899,881	13,760,772
GDF Suez	210,400	5,449,366
Sanofi	439,086	32,500,394
Societe Generale SA	546,265	17,570,317
Total SA	377,362	21,123,018
Vivendi SA	521,760	11,188,924

		151,381,861
Germany - 5.9%
Deutsche Lufthansa AG	567,930	7,877,478
E.ON AG	515,730	11,874,643

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Kloeckner & Company SE	273,300	$4,216,221
Merck KGaA	160,650	16,604,610
Muenchener Rueckversicherungs AG	141,276	20,575,614
Siemens AG	114,969	11,466,851

		72,615,417
Hong Kong - 1.6%
China Mobile, Ltd.	908,000	9,665,761
First Pacific Company, Ltd.	3,016,000	3,373,283
Kingboard Chemical Holdings, Ltd.	1,828,500	6,699,704

		19,738,748
India - 0.9%
Reliance Industries, Ltd.	705,165	11,634,581
Ireland - 0.9%
CRH PLC	506,910	10,830,813
Italy - 1.5%
Unicredit SpA	3,552,075	18,425,026
Japan - 6.3%
ITOCHU Corp.	823,200	9,388,374
Mazda Motor Corp. (I)	2,668,000	4,419,634
Nintendo Company, Ltd.	70,294	10,285,822
NKSJ Holdings, Inc.	554,000	13,015,338
Nomura Holdings, Inc.	2,845,400	13,005,445
Toyota Motor Corp.	390,200	16,129,018
Trend Micro, Inc.	402,100	11,699,760

		77,943,391
Netherlands - 11.2%
Aegon NV (I)	3,081,320	16,087,471
Akzo Nobel NV	235,010	13,304,395
ING Groep NV, ADR (I)	4,707,338	41,603,794
Koninklijke Philips Electronics NV	719,956	15,111,680
Randstad Holdings NV	302,380	11,418,751
Reed Elsevier NV	997,669	12,314,539
Royal Dutch Shell PLC, B Shares	759,903	28,199,755

		138,040,385
Norway - 4.7%
Statoil ASA	991,210	28,294,405
Telenor ASA	1,599,741	29,541,494

		57,835,899
Russia - 1.5%
Gazprom OAO, ADR	1,369,400	18,076,080
Singapore - 2.5%
Flextronics International, Ltd. (I)	2,521,640	17,777,562
Singapore Telecommunications, Ltd.	5,450,000	13,778,915

		31,556,477
South Korea - 6.9%
KB Financial Group, Inc., ADR (I)(L)	667,028	24,579,982
KIWOOM Securities Company, Ltd.	100,186	6,149,856
Korea Investment Holdings Company, Ltd.	167,970	6,762,070
POSCO	40,463	14,973,675
Samsung Electronics Company, Ltd., GDR	61,164	33,071,657

		85,537,240
Spain - 1.4%
Telefonica SA	1,043,457	17,784,633
Sweden - 0.7%
Telefonaktiebolaget LM Ericsson, B Shares	822,984	8,255,294
Switzerland - 9.3%
Basilea Pharmaceutica (I)	45,060	2,374,526
Credit Suisse Group AG (I)	1,067,738	28,650,045

The accompanying notes are an integral part of the financial statements.	134

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Lonza Group AG (I)	110,760	$5,747,096
Noble Corp. (I)	222,980	8,959,336
Novartis AG	216,190	11,783,937
Roche Holdings AG	130,200	22,650,967
Swiss Re, Ltd. (I)	301,383	17,875,180
UBS AG (I)	1,212,538	16,940,012

		114,981,099
Taiwan - 4.2%
Compal Electronics, Inc., GDR (S)	2,926,528	17,322,705
Lite-On Technology Corp.	32,121	43,499
Lite-On Technology Corp., GDR	2,232	30,334
Siliconware Precision Industries Company	11,460,000	13,413,128
Taiwan Semiconductor
Manufacturing Company, Ltd.	7,754,576	21,304,679

		52,114,345
United Kingdom - 17.4%
Aviva PLC (I)	4,474,750	26,203,332
BAE Systems PLC	2,414,570	12,014,028
BP PLC	2,147,192	16,852,705
Carillion PLC	1,773,390	9,170,766
G4S PLC	3,311,780	15,212,792
GlaxoSmithKline PLC	1,266,935	27,938,775
Hays PLC	9,665,800	12,366,242
Kingfisher PLC	3,411,660	15,430,478
Lloyds Banking Group PLC (I)	20,681,180	11,484,565
Marks & Spencer Group PLC	1,217,370	7,020,366
Premier Foods PLC (I)	8,745,586	1,633,595
Rexam PLC	1,822,340	12,036,173
Tesco PLC	4,781,170	24,048,302
Vodafone Group PLC	8,510,356	22,994,648

		214,406,767

TOTAL COMMON STOCKS (Cost $1,275,122,947)		$1,198,239,755

SECURITIES LENDING COLLATERAL - 1.4%
John Hancock Collateral
Investment Trust, 0.3743% (W)(Y)	1,731,407	17,330,518

TOTAL SECURITIES LENDING
COLLATERAL (Cost $17,320,382)		$17,330,518

SHORT-TERM INVESTMENTS - 2.8%
Time Deposits - 2.2%
Bank of Montreal, 0.050%, 03/01/2012 *	$17,900,000	$17,900,000
Royal Bank of Canada, 0.065%, 03/01/2012 *	10,000,000	10,000,000

		27,900,000
Repurchase Agreement - 0.6%
Repurchase Agreement with State Street Corp.
dated 02/29/2012 at 0.010% to be
repurchased at $7,000,002 on 03/01/2012,
collateralized by $7,045,000 U.S. Treasury
Notes, 1.125% due 06/15/2013 (valued at
$7,141,869, including interest)	7,000,000	7,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $34,900,000)		$34,900,000

Total Investments (International Value Fund)
(Cost $1,327,343,329) - 101.3%		$1,250,470,273
Other assets and liabilities, net - (1.3%)		(15,847,314)

TOTAL NET ASSETS - 100.0%		$1,234,622,959

Investment Quality Bond Fund
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 40.6%
U.S. Government - 31.1%
Treasury Inflation Protected Securities
0.125%, 04/15/2016		$22,847,737	$24,293,564
U.S. Treasury Bonds
1.875%, 09/30/2017		6,000,000	6,272,814
4.250%, 05/15/2039		1,325,000	1,629,543
4.375%, 11/15/2039 to 05/15/2041		15,450,000	19,403,222
4.500%, 08/15/2039		2,550,000	3,258,821
4.625%, 02/15/2040		2,250,000	2,933,789
6.000%, 02/15/2026		2,075,000	2,944,879
6.250%, 05/15/2030		8,000,000	12,098,752
8.125%, 08/15/2019		250,000	369,434
U.S. Treasury Notes
0.625%, 02/28/2013 (D)(F)		27,475,000	27,590,894
0.625%, 07/15/2014 (D)		4,200,000	4,226,250
0.875%, 02/28/2017		4,520,000	4,520,705
2.125%, 08/15/2021		3,375,000	3,441,447
4.000%, 02/15/2015 (D)		22,875,000	25,262,578
4.250%, 11/15/2014		14,000,000	15,443,750

			153,690,442
U.S. Government Agency - 9.5%
Federal Home Loan Mortgage Corp.
5.000%, 03/01/2019 to 12/01/2019		248,844	268,564
6.500%, 04/01/2029 to 08/01/2034		13,000	14,659
7.500%, 08/01/2025 to 05/01/2028		3,289	3,816
Federal National Mortgage Association
3.500%, TBA (C)		8,300,000	8,578,952
4.663%, 05/01/2013		84,197	85,501
4.860%, 01/01/2015		2,643,575	2,890,696
4.962%, 02/01/2013		177,164	177,694
5.000%, 03/15/2016 to 06/01/2019		2,551,222	2,922,473
5.500%, TBA (C)		12,700,000	13,837,435
5.500%, 08/01/2035 to 11/01/2035		456,543	498,003
5.968%, 03/01/2012		8,730	8,727
6.123%, 05/01/2012		14,481	14,539
6.500%, 09/01/2031		47	53
Government National
Mortgage Association
4.000%, TBA (C)		16,500,000	17,770,178
6.000%, 12/15/2013 to 04/15/2035		27,089	30,299
6.500%, 06/15/2028 to 08/15/2034		20,068	23,039
7.000%, 11/15/2031 to 11/15/2033		81,719	93,988
8.000%, 07/15/2030		1,125	1,341

			47,219,957

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $195,012,294)			$200,910,399

FOREIGN GOVERNMENT
OBLIGATIONS - 1.2%
Brazil - 0.7%
Federative Republic of Brazil
5.875%, 01/15/2019		1,670,000	2,004,000
Federative Republic of Brazil, Series F
10.000%, 01/01/2014	BRL	2,700,000	1,601,785

			3,605,785
Mexico - 0.4%
Government of Mexico
5.625%, 01/15/2017		$780,000	898,950
Bond6.750%, maturing at 09/27/2034		560,000	730,800

			1,629,750

The accompanying notes are an integral part of the financial statements.	135

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Qatar - 0.1%
Government of Qatar
4.000%, 01/20/2015 (S)	$380,000	$400,900

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $5,303,906)		$5,636,435

CORPORATE BONDS - 46.5%
Consumer Discretionary - 6.0%
AMC Entertainment, Inc.
8.750%, 06/01/2019	10,000	10,425
AutoNation, Inc.
5.500%, 02/01/2020	100,000	103,500
AutoZone, Inc.
4.000%, 11/15/2020	930,000	980,189
British Sky Broadcasting Group PLC
5.625%, 10/15/2015 (S)	131,000	147,862
Buffalo Thunder Development Authority
9.375%, 12/15/2014 (H)(S)	20,000	6,900
Caesars Entertainment Operating
Company, Inc.
11.250%, 06/01/2017	5,000	5,475
Catalina Marketing Corp., PIK
10.500%, 10/01/2015 (S)	10,000	9,800
CBS Corp.
3.375%, 03/01/2022	251,000	248,774
5.750%, 04/15/2020	1,065,000	1,226,320
8.200%, 05/15/2014	335,000	382,548
CCO Holdings LLC
6.500%, 04/30/2021	120,000	127,500
6.625%, 01/31/2022	170,000	181,475
7.375%, 06/01/2020	90,000	99,000
7.875%, 04/30/2018	5,000	5,463
8.125%, 04/30/2020	5,000	5,600
Clear Channel Worldwide Holdings, Inc.,
Series B
9.250%, 12/15/2017	5,000	5,500
Comcast Corp.
5.700%, 05/15/2018 to 07/01/2019	1,375,000	1,633,755
COX Communications, Inc.
6.250%, 06/01/2018 (S)	500,000	583,384
CSC Holdings, Inc.
7.625%, 07/15/2018	581,000	656,530
Daimler Finance North America LLC
8.500%, 01/18/2031	300,000	444,762
DIRECTV Holdings LLC
3.125%, 02/15/2016	1,225,000	1,278,813
3.500%, 03/01/2016	680,000	719,669
4.750%, 10/01/2014	220,000	239,716
DISH DBS Corp.
6.750%, 06/01/2021	355,000	394,050
Easton-Bell Sports, Inc.
9.750%, 12/01/2016	5,000	5,550
Ford Motor Company
7.450%, 07/16/2031	460,000	590,525
Ford Motor Credit Company LLC
7.000%, 10/01/2013	21,000	22,487
8.000%, 12/15/2016	150,000	178,281
8.125%, 01/15/2020	250,000	311,661
Home Depot, Inc.
5.875%, 12/16/2036	1,450,000	1,810,051
HSN, Inc.
11.250%, 08/01/2016	5,000	5,481
Lamar Media Corp.
5.875%, 02/01/2022 (S)	40,000	41,750

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Liberty Media LLC
8.250%, 02/01/2030	$157,000	$158,570
Limited Brands, Inc.
6.900%, 07/15/2017	65,000	72,475
7.000%, 05/01/2020	80,000	89,300
Ltd. Brands, Inc.
5.625%, 02/15/2022	215,000	221,450
Macy’s Retail Holdings, Inc.
5.875%, 01/15/2013	494,000	511,107
5.900%, 12/01/2016	285,000	328,010
6.900%, 04/01/2029	156,000	185,860
Mediacom Broadband LLC
8.500%, 10/15/2015	27,000	27,878
NBCUniversal Media LLC
5.150%, 04/30/2020	1,420,000	1,641,408
NetFlix, Inc.
8.500%, 11/15/2017	30,000	33,075
News America, Inc.
6.200%, 12/15/2034	400,000	463,294
6.900%, 03/01/2019	600,000	729,613
7.750%, 01/20/2024	453,000	554,761
Peninsula Gaming LLC
8.375%, 08/15/2015	5,000	5,313
PVH Corp.
7.375%, 05/15/2020	95,000	105,450
Quebecor Media, Inc.
7.750%, 03/15/2016	20,000	20,600
QVC, Inc.
7.500%, 10/01/2019 (S)	120,000	133,200
Service Corp. International
7.625%, 10/01/2018	10,000	11,638
Staples, Inc.
9.750%, 01/15/2014	820,000	940,375
Target Corp.
7.000%, 01/15/2038	300,000	425,961
TCI Communications, Inc.
7.875%, 02/15/2026	150,000	197,743
8.750%, 08/01/2015	183,000	223,682
Tenneco, Inc.
8.125%, 11/15/2015	80,000	83,301
The Interpublic Group of Companies, Inc.
10.000%, 07/15/2017	145,000	166,025
Time Warner Cable, Inc.
4.000%, 09/01/2021	320,000	334,640
5.000%, 02/01/2020	1,180,000	1,324,574
5.850%, 05/01/2017	420,000	494,273
5.875%, 11/15/2040	750,000	849,991
8.250%, 02/14/2014	440,000	500,259
Time Warner Companies, Inc.
7.250%, 10/15/2017	60,000	73,801
Time Warner, Inc.
4.875%, 03/15/2020	1,400,000	1,574,233
7.625%, 04/15/2031	500,000	669,664
7.700%, 05/01/2032	602,000	818,653
TRW Automotive, Inc.
7.250%, 03/15/2017 (S)	100,000	111,250
Viacom, Inc.
6.875%, 04/30/2036	1,245,000	1,621,561
Videotron Ltee
5.000%, 07/15/2022 (S)	140,000	140,000
9.125%, 04/15/2018	785,000	869,388
Wynn Las Vegas LLC
7.750%, 08/15/2020	345,000	388,988

		29,564,160

The accompanying notes are an integral part of the financial statements.	136

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples - 4.3%
Altria Group, Inc.
9.250%, 08/06/2019	$1,020,000	$1,394,586
9.700%, 11/10/2018	860,000	1,170,679
10.200%, 02/06/2039	200,000	318,173
Anheuser-Busch InBev Worldwide Inc.
8.200%, 01/15/2039	470,000	736,921
Cargill, Inc.
4.307%, 05/14/2021 (S)	1,213,000	1,311,018
Coca-Cola Enterprises, Inc.
2.125%, 09/15/2015	1,300,000	1,333,778
ConAgra Foods, Inc.
5.819%, 06/15/2017	74,000	83,638
Constellation Brands, Inc.
7.250%, 09/01/2016 to 05/15/2017	280,000	316,063
CVS Caremark Corp.
4.750%, 05/18/2020	1,650,000	1,873,799
6.250%, 06/01/2027	325,000	396,065
CVS Pass-Through Trust
5.880%, 01/10/2028	305,884	326,852
6.943%, 01/10/2030	45,459	52,280
General Mills, Inc.
5.200%, 03/17/2015	190,000	212,523
5.250%, 08/15/2013	440,000	468,384
5.650%, 02/15/2019	105,000	125,735
Kraft Foods, Inc.
6.500%, 02/09/2040	340,000	441,308
6.875%, 01/26/2039	560,000	738,044
Lorillard Tobacco Company
3.500%, 08/04/2016	75,000	78,364
8.125%, 06/23/2019	224,000	280,348
PepsiCo, Inc.
7.900%, 11/01/2018	650,000	886,777
Pernod-Ricard SA
4.450%, 01/15/2022 (S)	325,000	338,665
5.750%, 04/07/2021 (S)	1,296,000	1,472,535
Procter & Gamble
9.360%, 01/01/2021	227,100	305,338
Revlon Consumer Products Corp.
9.750%, 11/15/2015	5,000	5,406
Reynolds American, Inc.
7.250%, 06/01/2013	150,000	159,485
Sabmiller Holdings, Inc.
2.450%, 01/15/2017 (S)	950,000	968,725
SABMiller Holdings, Inc.
3.750%, 01/15/2022 (S)	1,600,000	1,668,227
Smithfield Foods, Inc.
10.000%, 07/15/2014	95,000	111,388
Smithfield Foods, Inc., Series B
7.750%, 05/15/2013	6,000	6,360
The Kroger Company
4.950%, 01/15/2015	700,000	768,036
6.750%, 04/15/2012	1,219,000	1,227,208
Tyson Foods, Inc.
10.500%, 03/01/2014	5,000	5,825
Wal-Mart Stores, Inc.
5.250%, 09/01/2035	400,000	471,292
5.625%, 04/15/2041	400,000	505,111
6.200%, 04/15/2038	750,000	987,179

		21,546,115
Energy - 3.4%
Alpha Natural Resources, Inc.
6.000%, 06/01/2019	16,000	15,600
6.250%, 06/01/2021	10,000	9,700

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Anadarko Petroleum Corp.
6.375%, 09/15/2017	$70,000	$84,035
6.450%, 09/15/2036	1,220,000	1,491,178
Antero Resources Finance Corp.
9.375%, 12/01/2017	5,000	5,500
BP Capital Markets PLC
4.750%, 03/10/2019	60,000	68,300
Burlington Resources Finance Company
7.400%, 12/01/2031	309,000	420,162
Chesapeake Energy Corp.
6.625%, 08/15/2020	20,000	20,900
6.875%, 11/15/2020	85,000	89,250
ConocoPhillips
4.600%, 01/15/2015	330,000	366,311
5.900%, 05/15/2038	425,000	551,599
6.500%, 02/01/2039	1,050,000	1,481,207
Consol Energy, Inc.
8.000%, 04/01/2017	15,000	16,313
8.250%, 04/01/2020	15,000	16,350
El Paso Corp.
7.000%, 06/15/2017	410,000	458,211
El Paso Natural Gas Company
5.950%, 04/15/2017	25,000	27,754
Energy Transfer Equity LP
7.500%, 10/15/2020	315,000	360,675
Harvest Operations Corp.
6.875%, 10/01/2017 (S)	205,000	216,531
Kinder Morgan Energy Partners LP
6.500%, 09/01/2039	300,000	340,177
6.850%, 02/15/2020	530,000	632,678
Kinder Morgan Finance Company LLC
6.000%, 01/15/2018 (S)	365,000	387,356
Newfield Exploration Company
5.750%, 01/30/2022	70,000	75,775
6.625%, 04/15/2016	10,000	10,250
6.875%, 02/01/2020	135,000	145,800
7.125%, 05/15/2018	200,000	213,000
Nexen, Inc.
6.200%, 07/30/2019	585,000	694,710
7.500%, 07/30/2039	40,000	51,288
NGPL PipeCo LLC
6.514%, 12/15/2012 (S)	675,000	651,838
Peabody Energy Corp.
6.500%, 09/15/2020	496,000	536,300
7.375%, 11/01/2016	105,000	118,650
Petrobras International Finance Company
5.375%, 01/27/2021	1,600,000	1,719,699
6.750%, 01/27/2041	610,000	707,392
Petroleos Mexicanos
5.500%, 01/21/2021	775,000	850,020
Pioneer Natural Resources Company
5.875%, 07/15/2016	135,000	150,038
6.650%, 03/15/2017	10,000	11,504
6.875%, 05/01/2018	60,000	70,466
Plains All American Pipeline LP
5.750%, 01/15/2020	220,000	254,882
Pride International, Inc.
6.875%, 08/15/2020	10,000	12,178
Range Resources Corp.
5.750%, 06/01/2021	70,000	74,900
6.750%, 08/01/2020	155,000	169,725
7.500%, 10/01/2017	35,000	37,013
San Diego Gas & Electric Company
4.500%, 08/15/2040	811,000	894,906

The accompanying notes are an integral part of the financial statements.	137

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Statoil ASA
3.125%, 08/17/2017	$750,000	$806,536
Transocean, Inc.
4.950%, 11/15/2015	1,000,000	1,081,573
Valero Energy Corp.
8.750%, 06/15/2030	162,000	203,772

		16,602,002
Financials - 18.5%
ACE INA Holdings, Inc.
5.700%, 02/15/2017	100,000	117,222
5.875%, 06/15/2014	55,000	60,653
AIG Retirement Services, Inc.
8.125%, 04/28/2023	135,000	154,725
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (S)	100,000	116,263
Allied World Assurance Company, Ltd.
7.500%, 08/01/2016	104,000	118,375
AMB Property LP
6.125%, 12/01/2016	85,000	93,793
7.500%, 06/30/2018	106,000	120,837
American Express Centurion Bank
6.000%, 09/13/2017	875,000	1,026,522
American Express Company
7.000%, 03/19/2018	550,000	677,447
American Express Credit Corp.
5.125%, 08/25/2014	360,000	394,400
7.300%, 08/20/2013	500,000	543,492
American International Group, Inc.
4.875%, 09/15/2016	700,000	736,317
5.450%, 05/18/2017	430,000	457,088
AXA Equitable Life Insurance Company
7.700%, 12/01/2015 (S)	250,000	289,635
AXA Financial, Inc.
7.000%, 04/01/2028	235,000	237,585
Bank of America Corp.
5.625%, 07/01/2020	1,460,000	1,514,245
5.650%, 05/01/2018	125,000	129,706
5.700%, 01/24/2022	980,000	1,038,351
5.750%, 12/01/2017	500,000	523,489
Barclays Bank PLC
6.050%, 12/04/2017 (S)	1,195,000	1,216,766
Brandywine Operating Partnership LP
4.950%, 04/15/2018	425,000	431,423
5.700%, 05/01/2017	835,000	868,054
Burlington Northern Santa Fe LLC
3.050%, 03/15/2022	200,000	198,956
Capital One Financial Corp.
6.150%, 09/01/2016	200,000	214,267
6.750%, 09/15/2017	675,000	784,307
7.375%, 05/23/2014	115,000	127,984
CIT Group, Inc.
7.000%, 05/04/2015 to 05/02/2017 (S)	76,000	76,172
7.000%, 05/01/2016 to 05/01/2017	1,077	1,077
Citigroup, Inc.
4.450%, 01/10/2017	440,000	464,457
4.500%, 01/14/2022	120,000	123,241
4.875%, 05/07/2015	286,000	296,322
5.000%, 09/15/2014	420,000	437,242
6.125%, 11/21/2017 to 08/25/2036	3,575,000	3,857,534
6.500%, 08/19/2013	420,000	445,066
6.875%, 03/05/2038	275,000	322,086
8.500%, 05/22/2019	1,055,000	1,308,639
Credit Acceptance Corp.
9.125%, 02/01/2017	150,000	159,750

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Credit Suisse New York
5.400%, 01/14/2020	$2,200,000	$2,209,484
6.000%, 02/15/2018	95,000	100,069
Discover Financial Services
6.450%, 06/12/2017	950,000	1,042,874
Duke Realty LP
6.750%, 03/15/2020	430,000	499,893
DuPont Fabros Technology LP
8.500%, 12/15/2017	235,000	259,675
Equity One, Inc.
6.000%, 09/15/2017	235,000	252,411
ERP Operating LP
5.250%, 09/15/2014	975,000	1,053,953
Everest Reinsurance Holdings, Inc.,
(6.600% to 05/15/2017, then 3 month
LIBOR + 2.385%)
05/15/2037	495,000	465,919
Farmers Exchange Capital
7.050%, 07/15/2028 (S)	350,000	390,086
Federal Realty Investment Trust
5.650%, 06/01/2016	55,000	59,681
Fifth Third Bancorp
3.625%, 01/25/2016	720,000	760,730
General Electric Capital Corp.
4.650%, 10/17/2021	1,255,000	1,364,356
5.300%, 02/11/2021	1,300,000	1,431,915
5.500%, 01/08/2020	900,000	1,027,033
5.625%, 09/15/2017	1,000,000	1,153,031
6.750%, 03/15/2032	934,000	1,133,262
Hartford Financial Services Group, Inc.,
(8.125% to 06/15/2018, then 3 month
LIBOR + 4.6025%)
06/15/2038	485,000	515,313
HCP, Inc.
3.750%, 02/01/2016 to 02/01/2019	415,000	424,720
5.650%, 12/15/2013	200,000	212,026
6.000%, 01/30/2017	480,000	535,170
7.072%, 06/08/2015	67,000	74,922
Health Care Property, Inc.
6.000%, 03/01/2015	175,000	187,169
Health Care REIT, Inc.
5.250%, 01/15/2022	885,000	935,103
Host Hotels & Resorts LP
6.375%, 03/15/2015	170,000	172,231
6.750%, 06/01/2016	155,000	160,231
HSBC Bank PLC
4.750%, 01/19/2021 (S)	700,000	747,704
HSBC Holdings PLC
5.100%, 04/05/2021	1,110,000	1,214,490
6.800%, 06/01/2038	445,000	506,855
HSBC USA, Inc.
2.375%, 02/13/2015	520,000	527,353
9.500%, 04/15/2014	135,000	149,297
International Lease Finance Corp.
5.650%, 06/01/2014	140,000	143,150
5.875%, 05/01/2013	250,000	255,625
6.250%, 05/15/2019	20,000	20,273
6.375%, 03/25/2013	123,000	125,768
8.625%, 09/15/2015	10,000	11,100
Jackson National Life Insurance Company
8.150%, 03/15/2027 (S)	377,000	454,624
JPMorgan Chase & Company
4.250%, 10/15/2020	1,750,000	1,809,785
4.350%, 08/15/2021	675,000	707,989
4.400%, 07/22/2020	1,100,000	1,152,505

The accompanying notes are an integral part of the financial statements.	138

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Company (continued)
5.150%, 10/01/2015	$200,000	$216,945
5.400%, 01/06/2042	430,000	463,836
6.000%, 01/15/2018	1,655,000	1,917,847
Kemper Corp.
6.000%, 05/15/2017	70,000	74,073
Kimco Realty Corp.
4.300%, 02/01/2018	600,000	614,696
5.584%, 11/23/2015	425,000	459,193
6.875%, 10/01/2019	300,000	353,049
Lazard Group LLC
6.850%, 06/15/2017	650,000	706,620
Liberty Mutual Group, Inc.
5.750%, 03/15/2014 (S)	50,000	52,634
Liberty Mutual Insurance Company
7.697%, 10/15/2097 (S)	925,000	868,723
Liberty Property LP
6.625%, 10/01/2017	100,000	114,484
Lloyds TSB Bank PLC
4.375%, 01/12/2015 (S)	300,000	306,418
4.875%, 01/21/2016	310,000	321,083
Massachusetts Mutual Life Insurance
Company
8.875%, 06/01/2039 (S)	630,000	922,964
Merrill Lynch & Company, Inc.
6.400%, 08/28/2017	1,990,000	2,095,619
6.875%, 04/25/2018	1,825,000	1,986,542
7.750%, 05/14/2038	135,000	145,774
MetLife, Inc.
5.375%, 12/15/2012	650,000	674,133
Metropolitan Life Global Funding I
3.125%, 01/11/2016 (S)	1,825,000	1,868,473
5.125%, 04/10/2013 (S)	335,000	349,621
Morgan Stanley
4.200%, 11/20/2014	215,000	215,803
5.500%, 07/24/2020	400,000	393,888
5.550%, 04/27/2017	225,000	230,824
5.625%, 09/23/2019	300,000	299,880
6.000%, 04/28/2015	350,000	368,708
6.250%, 08/28/2017	850,000	891,171
6.625%, 04/01/2018	1,975,000	2,094,339
Nationwide Mutual Insurance Company
8.250%, 12/01/2031 (S)	260,000	294,595
9.375%, 08/15/2039 (S)	900,000	1,153,075
NBD Bancorp NA
8.250%, 11/01/2024	270,000	336,155
Nordea Bank AB
4.875%, 05/13/2021 (S)	1,240,000	1,192,279
PacifiCorp
6.350%, 07/15/2038	110,000	148,017
PNC Funding Corp.
5.625%, 02/01/2017	1,200,000	1,332,715
Principal Life Global Funding I
5.125%, 10/15/2013 (S)	225,000	236,635
6.125%, 10/15/2033 (S)	108,000	119,450
ProLogis LP
4.500%, 08/15/2017	920,000	945,823
Provident Funding Associates LP
10.250%, 04/15/2017 (S)	85,000	82,875
Realty Income Corp.
5.750%, 01/15/2021	600,000	660,651
6.750%, 08/15/2019	450,000	526,426
Royal Bank of Scotland PLC
3.950%, 09/21/2015	340,000	342,480

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
SLM Corp.
6.000%, 01/25/2017	$105,000	$108,406
6.250%, 01/25/2016	1,320,000	1,379,543
7.250%, 01/25/2022	65,000	68,637
8.000%, 03/25/2020	11,000	12,100
8.450%, 06/15/2018	209,000	234,080
Sovereign Bank
8.750%, 05/30/2018	250,000	277,990
Springleaf Finance Corp.
5.375%, 10/01/2012	154,000	145,530
Sun Canada Financial Company
7.250%, 12/15/2015 (S)	229,000	259,706
SunTrust Banks, Inc.
3.600%, 04/15/2016	820,000	850,073
The Bank of New York Mellon Corp.
2.500%, 01/15/2016	2,170,000	2,233,603
The Bear Stearns Companies LLC
6.400%, 10/02/2017	605,000	703,051
The Goldman Sachs Group, Inc.
3.625%, 02/07/2016	1,050,000	1,053,908
5.250%, 07/27/2021	1,070,000	1,071,434
5.375%, 03/15/2020	290,000	297,094
6.150%, 04/01/2018	1,525,000	1,652,961
6.750%, 10/01/2037	1,405,000	1,405,753
7.500%, 02/15/2019	635,000	722,721
The Royal Bank of Scotland PLC
4.875%, 08/25/2014 (S)	425,000	438,405
UDR, Inc.
6.050%, 06/01/2013	200,000	208,097
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)	335,000	344,213
US Bancorp
7.500%, 06/01/2026	750,000	927,870
Ventas Realty LP
4.750%, 06/01/2021	661,000	680,847
Wachovia Corp.
5.500%, 08/01/2035	600,000	620,455
5.750%, 06/15/2017	385,000	447,484
WCI Finance LLC
5.400%, 10/01/2012 (S)	250,000	256,067
WEA Finance LLC
7.500%, 06/02/2014 (S)	130,000	144,074
Wells Fargo & Co
1.250%, 02/13/2015	1,265,000	1,262,526
Wells Fargo & Company
2.625%, 12/15/2016	450,000	463,328
4.950%, 10/16/2013	1,820,000	1,920,590
5.625%, 12/11/2017	900,000	1,042,167
Wells Fargo & Company, Series K (7.980%
to 03/15/2018, then 3 month
LIBOR + 3.770%)
03/15/2018 (Q)	20,000	21,750
Weyerhaeuser Company
7.950%, 03/15/2025	40,000	44,740

		91,608,982
Health Care - 3.2%
Alere, Inc.
9.000%, 05/15/2016	10,000	10,550
AmerisourceBergen Corp.
5.875%, 09/15/2015	1,070,000	1,231,535
Amgen, Inc.
3.450%, 10/01/2020	1,225,000	1,246,767
3.875%, 11/15/2021	1,045,000	1,085,571
6.400%, 02/01/2039	245,000	292,342

The accompanying notes are an integral part of the financial statements.	139

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Aristotle Holding, Inc.
2.100%, 02/12/2015 (S)	$1,875,000	$1,890,039
Biomet, Inc.
10.000%, 10/15/2017	5,000	5,431
BioScrip, Inc.
10.250%, 10/01/2015	5,000	5,388
CIGNA Corp.
4.000%, 02/15/2022	1,185,000	1,235,255
Community Health Systems, Inc.
8.875%, 07/15/2015	6,000	6,285
Express Scripts, Inc.
3.125%, 05/15/2016	501,000	517,995
Fresenius Medical Care US Finance II, Inc.
5.625%, 07/31/2019 (S)	15,000	15,975
5.875%, 01/31/2022 (S)	15,000	15,825
6.500%, 09/15/2018 (S)	10,000	11,075
Fresenius US Finance II, Inc.
9.000%, 07/15/2015 (S)	75,000	86,625
HCA, Inc.
5.875%, 03/15/2022	140,000	143,500
6.375%, 01/15/2015	5,000	5,300
6.500%, 02/15/2020	255,000	273,488
7.250%, 09/15/2020	110,000	119,900
8.500%, 04/15/2019	280,000	313,600
McKesson Corp.
7.500%, 02/15/2019	30,000	38,777
Medco Health Solutions, Inc.
7.125%, 03/15/2018	190,000	225,976
Merck & Company, Inc.
4.000%, 06/30/2015	425,000	469,636
6.500%, 12/01/2033	1,000,000	1,379,590
Pfizer, Inc.
6.200%, 03/15/2019	750,000	946,523
7.200%, 03/15/2039	550,000	827,593
PSS World Medical, Inc.
6.375%, 03/01/2022 (S)	30,000	31,200
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	475,000	583,357
St. Jude Medical, Inc.
2.500%, 01/15/2016	606,000	628,137
Tenet Healthcare Corp.
6.250%, 11/01/2018 (S)	340,000	362,525
8.875%, 07/01/2019	255,000	290,700
Thermo Fisher Scientific, Inc.
3.200%, 05/01/2015	125,000	133,046
WellPoint, Inc.
4.350%, 08/15/2020	520,000	568,728
7.000%, 02/15/2019	720,000	915,902

		15,914,136
Industrials - 1.7%
ACCO Brands Corp.
7.625%, 08/15/2015	5,000	5,137
BE Aerospace, Inc.
6.875%, 10/01/2020	30,000	33,450
Bombardier, Inc.
7.500%, 03/15/2018 (S)	70,000	79,625
7.750%, 03/15/2020 (S)	60,000	69,600
Case New Holland, Inc.
7.875%, 12/01/2017	570,000	669,750
CNH America LLC
7.250%, 01/15/2016	30,000	33,075
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 01/02/2018	83,457	88,882

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017	$172,880	$181,524
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 04/19/2022	27,884	30,533
Crown Americas LLC
7.625%, 05/15/2017	195,000	213,038
Deluxe Corp.
7.375%, 06/01/2015	100,000	102,750
ERAC USA Finance LLC
5.250%, 10/01/2020 (S)	1,130,000	1,224,709
5.600%, 05/01/2015 (S)	500,000	548,041
Esterline Technologies Corp.
7.000%, 08/01/2020	35,000	38,675
Goodrich Corp.
7.100%, 11/15/2027	115,000	147,704
Huntington Ingalls Industries, Inc.
6.875%, 03/15/2018	15,000	15,788
7.125%, 03/15/2021	225,000	241,031
Hutchison Whampoa International, Ltd.
3.500%, 01/13/2017 (S)	1,336,000	1,355,539
International Lease Finance Corp.
5.750%, 05/15/2016	435,000	443,175
6.500%, 09/01/2014 (S)	5,000	5,325
6.750%, 09/01/2016 (S)	115,000	125,638
7.125%, 09/01/2018 (S)	995,000	1,114,400
John Deere Capital Corp.
3.150%, 10/15/2021	250,000	259,441
Marquette Transportation Company
10.875%, 01/15/2017	5,000	5,225
Masco Corp.
6.125%, 10/03/2016	130,000	136,063
6.500%, 08/15/2032	45,000	42,131
7.125%, 03/15/2020	105,000	112,016
7.750%, 08/01/2029	150,000	150,767
Meritor, Inc.
8.125%, 09/15/2015	10,000	10,250
10.625%, 03/15/2018	5,000	5,250
Navistar International Corp.
8.250%, 11/01/2021	72,000	78,750
Southwest Airlines Company 2007-1 Pass
Through Trust
6.150%, 08/01/2022	256,237	286,985
Textron, Inc.
7.250%, 10/01/2019	200,000	229,685
U.S. Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	77,418	77,611
UR Financing Escrow Corp.
5.750%, 07/15/2018 (S)	25,000	25,563
Waste Management, Inc.
6.375%, 03/11/2015	340,000	387,971

		8,575,097
Information Technology - 1.1%
Audatex North America, Inc.
6.750%, 06/15/2018 (S)	50,000	52,063
Avnet, Inc.
6.625%, 09/15/2016	245,000	278,755
eAccess, Ltd.
8.250%, 04/01/2018 (S)	30,000	28,950
Equinix, Inc.
7.000%, 07/15/2021	10,000	11,050
8.125%, 03/01/2018	30,000	33,488

The accompanying notes are an integral part of the financial statements.	140

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
Fidelity National Information Services, Inc.
7.625%, 07/15/2017 (S)	$20,000	$21,725
Freescale Semiconductor, Inc.
8.875%, 12/15/2014	5,000	5,144
Hewlett-Packard Company
3.000%, 09/15/2016	2,050,000	2,141,754
3.300%, 12/09/2016	1,200,000	1,269,254
Hughes Satellite Systems Corp.
6.500%, 06/15/2019	101,000	107,060
International Business Machines Corp.
1.950%, 07/22/2016	775,000	801,341
Jabil Circuit, Inc.
5.625%, 12/15/2020	35,000	37,275
Seagate HDD Cayman
6.875%, 05/01/2020	350,000	383,250
7.000%, 11/01/2021 (S)	185,000	204,888

		5,375,997
Materials - 1.3%
Agrium, Inc.
7.125%, 05/23/2036	580,000	772,311
ArcelorMittal
3.750%, 08/05/2015	500,000	507,883
4.500%, 02/25/2017	535,000	538,165
6.125%, 06/01/2018	400,000	423,344
Ashland, Inc.
9.125%, 06/01/2017	10,000	11,225
Ball Corp.
5.000%, 03/15/2022	85,000	86,700
6.750%, 09/15/2020	170,000	189,550
7.125%, 09/01/2016	40,000	43,800
Celanese US Holdings LLC
6.625%, 10/15/2018	21,000	22,995
CF Industries, Inc.
6.875%, 05/01/2018	40,000	47,100
7.125%, 05/01/2020	40,000	49,000
Clearwater Paper Corp.
7.125%, 11/01/2018	30,000	31,950
Corp Nacional del Cobre de Chile
6.375%, 11/30/2012 (S)	165,000	170,575
Cytec Industries, Inc.
4.600%, 07/01/2013	63,000	64,957
Fibria Overseas Finance, Ltd.
7.500%, 05/04/2020 (S)	370,000	386,188
Georgia-Pacific LLC
5.400%, 11/01/2020 (S)	30,000	33,791
Lyondell Chemical Company
8.000%, 11/01/2017	34,000	37,995
MeadWestvaco Corp.
7.375%, 09/01/2019	125,000	146,930
Neenah Paper, Inc.
7.375%, 11/15/2014	7,000	7,053
Owens-Brockway Glass Container, Inc.
7.375%, 05/15/2016	240,000	271,800
Rio Tinto Finance USA, Ltd.
6.500%, 07/15/2018	425,000	532,284
Rock-Tenn Company
9.250%, 03/15/2016	25,000	26,218
The Dow Chemical Company
4.250%, 11/15/2020	725,000	776,038
5.900%, 02/15/2015	950,000	1,072,356
Vale Canada, Ltd.
5.700%, 10/15/2015	233,000	252,973

		6,503,181

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services - 2.6%
Ameritech Capital Funding Corp.
6.450%, 01/15/2018	$148,000	$172,036
AT&T Mobility LLC
7.125%, 12/15/2031	67,000	87,306
AT&T, Inc.
3.875%, 08/15/2021	845,000	909,659
5.500%, 02/01/2018	501,000	595,991
5.625%, 06/15/2016	360,000	420,126
6.300%, 01/15/2038	1,355,000	1,671,574
COX Communications, Inc.
5.875%, 12/01/2016 (S)	750,000	868,166
7.125%, 10/01/2012	458,000	475,262
Cricket Communications, Inc.
7.750%, 05/15/2016	340,000	362,100
Deutsche Telekom International
Finance BV
8.750%, 06/15/2030	475,000	676,244
Frontier Communications Corp.
8.125%, 10/01/2018	115,000	123,913
8.250%, 04/15/2017	20,000	21,600
GTE Corp.
8.750%, 11/01/2021	285,000	395,835
Intelsat Jackson Holdings SA
8.500%, 11/01/2019	5,000	5,488
Qwest Communications International, Inc.
7.125%, 04/01/2018	105,000	112,353
8.000%, 10/01/2015	100,000	107,345
Qwest Corp.
7.500%, 10/01/2014	15,000	16,658
8.375%, 05/01/2016	180,000	210,822
SBA Telecommunications, Inc.
8.250%, 08/15/2019	95,000	104,500
Sorenson Communications, Inc.
10.500%, 02/01/2015 (S)	10,000	8,100
Sprint Nextel Corp.
7.000%, 03/01/2020 (S)	85,000	86,381
9.000%, 11/15/2018 (S)	100,000	111,500
Telecom Italia Capital SA
5.250%, 11/15/2013	625,000	634,375
6.000%, 09/30/2034	146,000	121,545
Telefonica Emisiones SAU
5.134%, 04/27/2020	350,000	345,468
7.045%, 06/20/2036	475,000	503,630
Verizon Communications, Inc.
5.550%, 02/15/2016	1,270,000	1,470,393
6.400%, 02/15/2038	415,000	519,028
6.900%, 04/15/2038	300,000	396,184
Verizon Wireless Capital LLC
5.550%, 02/01/2014	595,000	647,139
Virgin Media Secured Finance PLC
6.500%, 01/15/2018	140,000	152,600
Windstream Corp.
7.875%, 11/01/2017	400,000	451,000
8.125%, 09/01/2018	120,000	131,400

		12,915,721
Utilities - 4.4%
AmeriGas Finance LLC
6.750%, 05/20/2020	15,000	15,450
7.000%, 05/20/2022	30,000	30,788
AmeriGas Partners LP
6.500%, 05/20/2021	170,000	171,700
Appalachian Power Company
5.000%, 06/01/2017	1,200,000	1,354,458

The accompanying notes are an integral part of the financial statements.	141

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Baltimore Gas & Electric Company
5.900%, 10/01/2016	$700,000	$811,334
Calpine Corp.
7.500%, 02/15/2021	240,000	260,400
Carolina Power & Light Company
3.000%, 09/15/2021	985,000	1,013,772
6.500%, 07/15/2012	671,000	685,571
CenterPoint Energy Resources Corp.
6.125%, 11/01/2017	125,000	146,081
CenterPoint Energy Resources Corp.,
Series B
5.950%, 01/15/2014	600,000	644,773
CenterPoint Energy, Inc.
6.500%, 05/01/2018	560,000	661,726
Centrais Eletricas Brasileiras SA
5.750%, 10/27/2021 (S)	1,630,000	1,772,625
Commonwealth Edison Company
4.000%, 08/01/2020	1,000,000	1,090,789
5.950%, 08/15/2016	125,000	147,518
6.150%, 03/15/2012	92,000	92,144
Dominion Resources, Inc.
2.250%, 09/01/2015	345,000	355,929
6.400%, 06/15/2018	1,295,000	1,603,496
7.000%, 06/15/2038	215,000	295,461
DPL, Inc.
7.250%, 10/15/2021 (S)	310,000	353,400
Duke Energy Corp.
5.650%, 06/15/2013	600,000	636,110
Duke Energy Indiana, Inc.
6.350%, 08/15/2038	600,000	811,300
Edison International
3.750%, 09/15/2017	475,000	504,918
Ferrellgas LP
6.500%, 05/01/2021	223,000	197,355
Georgia Power Company
5.250%, 12/15/2015	600,000	684,269
Idaho Power Company
4.850%, 08/15/2040	1,000,000	1,024,167
Intergen NV
9.000%, 06/30/2017 (S)	285,000	299,250
Ipalco Enterprises, Inc.
7.250%, 04/01/2016 (S)	110,000	122,100
Midamerican Energy Holdings Company
6.125%, 04/01/2036	250,000	309,552
Nevada Power Company
6.500%, 08/01/2018	225,000	275,392
NiSource Finance Corp.
6.400%, 03/15/2018	200,000	236,248
Northern States Power Company
6.500%, 03/01/2028	67,000	88,099
NRG Energy, Inc.
7.375%, 01/15/2017	35,000	36,313
Ohio Edison Company
6.875%, 07/15/2036	230,000	287,871
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	205,000	291,649
Progress Energy Inc.
7.000%, 10/30/2031	341,000	443,738
PSEG Power LLC
8.625%, 04/15/2031	154,000	228,522
Puget Sound Energy, Inc.
5.757%, 10/01/2039	365,000	444,653
7.000%, 03/09/2029	54,000	69,212
Sempra Energy
6.000%, 10/15/2039	600,000	747,515

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Sierra Pacific Power Company, Series M
6.000%, 05/15/2016	$225,000	$262,788
Southern California Edison Company
4.500%, 09/01/2040	500,000	547,226
6.000%, 01/15/2034	261,000	336,807
The AES Corp.
8.000%, 06/01/2020	175,000	205,188
Union Electric Company
6.700%, 02/01/2019	110,000	134,206
Wisconsin Energy Corp.
6.200%, 04/01/2033	138,000	168,753
Wisconsin Power and Light Company
5.000%, 07/15/2019	425,000	490,429
Xcel Energy, Inc.
4.700%, 05/15/2020	215,000	243,356

		21,634,401

TOTAL CORPORATE BONDS (Cost $219,349,394)		$230,239,792

CAPITAL PREFERRED SECURITIES - 0.2%
Financials - 0.2%
ACE Capital Trust II 9.700%, 04/01/2030	248,000	331,803
BankAmerica Capital II
8.000%, 12/15/2026	36,000	36,135
Capital One Capital IV (6.745% to
02/17/2032, then 1 month
LIBOR + 1.170%) 02/17/2037	125,000	126,406
MBNA Capital A, Series A
8.278%, 12/01/2026	80,000	81,008
NB Capital Trust IV 8.250%, 04/15/2027	225,000	227,531

		802,883

TOTAL CAPITAL PREFERRED SECURITIES (Cost $790,291)		$802,883

CONVERTIBLE BONDS - 0.0%
Health Care - 0.0%
Amylin Pharmaceuticals, Inc.
3.000%, 06/15/2014	5,000	4,794
Telecommunication Services - 0.0%
Leap Wireless International, Inc.
4.500%, 07/15/2014	10,000	9,500

TOTAL CONVERTIBLE BONDS (Cost $12,899)		$14,294

MUNICIPAL BONDS - 3.0%
Bay Area Toll Authority (California)
6.263%, 04/01/2049	875,000	1,166,226
City of Chicago (Illinois)
6.845%, 01/01/2038	500,000	556,780
Illinois State Toll Highway Authority
6.184%, 01/01/2034	415,000	487,169
Irvine Ranch Water District Joint Powers
Agency (California) 2.605%, 03/15/2014	455,000	472,863
Jersey City Municipal Utilities Authority
(New Jersey) 4.550%, 05/15/2012	20,000	20,065
Los Angeles Unified School District
(California) 5.750%, 07/01/2034	825,000	981,857
Maryland State Transportation Authority
5.888%, 07/01/2043	125,000	158,985
Massachusetts School Building Authority
5.715%, 08/15/2039	400,000	506,636
New Jersey State Turnpike Authority
7.414%, 01/01/2040	730,000	1,061,135
New York State Thruway Authority
5.883%, 04/01/2030	590,000	730,302

The accompanying notes are an integral part of the financial statements.	142

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
North Texas Tollway Authority (Texas)
6.718%, 01/01/2049	$535,000	$678,134
Ohio State University 4.800%, 06/01/2111	236,000	250,431
Port Authority of New York & New Jersey
(New York) 6.040%, 12/01/2029	180,000	223,466
Salt River Project Agricultural
Improvement & Power District (Arizona)
4.839%, 01/01/2041	740,000	847,026
State of California
7.550%, 04/01/2039	920,000	1,212,569
7.300%, 10/01/2039	1,050,000	1,348,914
7.600%, 11/01/2040	110,000	146,068
State of Illinois
5.665%, 03/01/2018	1,345,000	1,469,359
5.877%, 03/01/2019	910,000	1,005,095
University of California
5.770%, 05/15/2043	715,000	847,468
University of Missouri 5.960%, 11/01/2039	400,000	518,448

TOTAL MUNICIPAL BONDS (Cost $12,334,016)		$14,688,996

TERM LOANS (M) - 0.0%
Cable & Satellite - 0.0%
Kabel Deutschland GmbH
4.580%, 12/13/2016	110,000	109,691

TOTAL TERM LOANS (Cost $108,367)		$109,691

COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.8%
Commercial & Residential - 1.8%
American Tower Trust, Series 2007-1A,
Class AFX 5.420%, 04/15/2037 (S)	530,000	561,616
Bear Stearns Commercial Mortgage
Securities, Series 2006-PW 14, Class A4
5.201%, 12/11/2038	1,275,000	1,431,454
Commercial Mortgage Pass Through
Certificates, Series 2010-C1, Class A3
4.205%, 07/10/2046 (S)	810,000	879,134
Credit Suisse Mortgage Capital
Certificates, Series 2006-C1, Class A4
5.426%, 02/15/2039 (P)	1,000,000	1,120,075
General Electric Capital Assurance
Company, Series 2003-1, Class A5
5.743%, 05/12/2035 (P)(S)	89,275	107,941
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2004-CBX,
Class A6 4.899%, 01/12/2037	315,000	337,311
LB-UBS Commercial Mortgage Trust,
Series 2008-C1, Class A2
6.148%, 04/15/2041 (P)	1,000,000	1,161,530
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class A4
5.661%, 05/12/2039 (P)	600,000	682,954
Morgan Stanley Capital I, Series 2005-T17,
Class A5 4.780%, 12/13/2041	500,000	539,136
OBP Depositor LLC Trust,
Series 2010-OBP, Class A
4.646%, 07/15/2045 (S)	877,000	991,346
Prudential Commercial Mortgage Trust,
Series 2003-PWR1, Class A1
3.669%, 02/11/2036	63,636	64,286
WF-RBS Commercial Mortgage Trust,
Series 2011-C2, Series A4
4.869%, 02/15/2044 (P)(S)	785,000	885,058

		8,761,841

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency - 0.0%
Federal Home Loan Mortgage Corp.,
Series 2895, Class EK
4.000%, 11/15/2019	$135,265	$144,151
Government National Mortgage
Association, Series 2006-38, Class XS
IO 7.003%, 09/16/2035	42,323	9,322

		153,473

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $8,254,103)		$8,915,314

ASSET BACKED SECURITIES - 2.3%
Ally Master Owner Trust
Series 2011-4, Class A2,
1.540%, 09/15/2016	580,000	584,343
Series 2010-3, Class A,
2.880%, 04/15/2015 (S)	1,000,000	1,019,831
Series 2010-3, Class B,
3.470%, 04/15/2015 (S)	835,000	847,408
Avis Budget Rental Car
Funding AESOP LLC
Series 2009-2A, Class A,
5.680%, 02/20/2014 (S)	1,365,000	1,412,388
9.310%, 10/20/2013 (S)	900,000	928,108
Dominos Pizza Master Issuer LLC,
Series 2007-1, Class A2
5.261%, 04/25/2037 (S)	300,000	300,563
First Investors Auto
Owner Trust 1.960%, 11/15/2017 (S)	625,000	624,894
Ford Credit Auto
Lease Trust 1.610%, 10/15/2016 (S)	1,145,000	1,144,883
Hertz Vehicle Financing LLC,
Series 2010-1A, Class A2
3.740%, 02/25/2017 (S)	1,045,000	1,107,927
John Deere Owner Trust, Series 2010-A,
Class A4 2.130%, 10/17/2016	1,000,000	1,017,959
LCM LP, Series 8A, Class A
2.167%, 01/14/2021 (P)(S)	1,300,000	1,312,077
Massachusetts RRB Special Purpose Trust,
Series 2001-1, Class A
6.530%, 06/01/2015	23,467	24,300
Santander Drive Auto Receivables Trust,
Series 2011-1, Class B
2.350%, 11/16/2015	1,095,000	1,099,356

TOTAL ASSET BACKED SECURITIES (Cost $11,387,926)		$11,424,037

SHORT-TERM INVESTMENTS - 12.9%
Repurchase Agreement - 12.9%
BNP Paribas Tri-Party Repurchase
Agreement dated 02/29/12 at 0.190% to
be repurchased at $37,000,195 on
03/01/12, collateralized by $17,720,745,
Federal National Mortgage Association,
4.000% due 06/01/25 (valued at
$17,772,820, including interest) and
$19,908,518, Federal National Mortgage
Association, 4.000% due 02/01/42
(valued at $19,967,180,
including interest)	37,000,000	37,000,000

The accompanying notes are an integral part of the financial statements.	143

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement (continued)
Deutsche Bank Securities Tri-Party
Repurchase Agreement dated 02/29/12
0.200% to be repurchased at
$26,900,149 on 03/01/12, collateralized
by $27,345,723 Federal National
Mortgage Association, 4.500% due
08/15/41 (valued at $29,478,000
including interest)	$26,900,000	$26,900,000

		63,900,000

TOTAL SHORT-TERM INVESTMENTS (Cost $63,900,000)		$63,900,000

Total Investments (Investment Quality Bond Fund)
(Cost $516,453,196) - 108.5%		$536,641,841
Other assets and liabilities, net - (8.5%)		(41,859,791)

TOTAL NET ASSETS - 100.0%		$494,782,050

Large Cap Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.1%
Consumer Discretionary - 7.7%
Auto Components - 0.0%
Visteon Corp. (I)	200	$10,744
Automobiles - 0.1%
General Motors Company (I)	2,300	59,846
Distributors - 0.2%
Genuine Parts Company	3,200	200,576
LKQ Corp. (I)	300	9,558

		210,134
Diversified Consumer Services - 0.3%
Apollo Group, Inc., Class A (I)	4,500	191,880
Bridgepoint Education, Inc. (I)	500	12,180
Career Education Corp. (I)	1,300	11,206
DeVry, Inc.	300	10,659
Education Management Corp. (I)	400	7,228
H&R Block, Inc.	3,100	50,530
ITT Educational Services, Inc. (I)	200	13,728
Weight Watchers International, Inc.	500	38,990

		336,401
Hotels, Restaurants & Leisure - 2.6%
Buffalo Wild Wings, Inc. (I)	200	17,298
Chipotle Mexican Grill, Inc. (I)	30	11,707
Domino’s Pizza, Inc. (I)	300	11,538
Einstein Noah Restaurant Group, Inc.	700	9,821
McDonald’s Corp.	26,730	2,653,754
Multimedia Games Holding Company, Inc. (I)	1,400	14,322
Panera Bread Company, Class A (I)	510	78,836
Ruth’s Hospitality Group, Inc. (I)	2,100	13,083
Starbucks Corp.	1,600	77,696
Wynn Resorts, Ltd.	250	29,635

		2,917,690
Household Durables - 0.1%	600
Garmin, Ltd.		28,314
Mohawk Industries, Inc. (I)	200	12,702
NVR, Inc. (I)	16	11,072
Tempur-Pedic International, Inc. (I)	200	15,800

Large Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
Tupperware Brands Corp.	200	$12,538

		80,426
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (I)	600	107,814
Expedia, Inc.	800	27,240
Liberty Interactive Corp., Series A (I)	2,500	46,900

		181,954
Leisure Equipment & Products - 0.0%
Johnson Outdoors, Inc. (I)	700	11,508
Mattel, Inc.	400	12,976

		24,484
Media - 0.4%
Arbitron, Inc.	300	10,032
CBS Corp., Class B	1,900	56,810
Charter Communications, Inc., Class A (I)	900	57,069
DIRECTV, Class A (I)	700	32,424
DISH Network Corp.	2,200	64,174
Gannett Company, Inc.	2,000	29,680
Lamar Advertising Company, Class A (I)	800	26,160
News Corp., Class A	2,200	43,714
The McGraw-Hill Companies, Inc.	900	41,886
The Washington Post Company, Class B	28	11,029
Time Warner, Inc.	1,400	52,094
Viacom, Inc., Class B	1,100	52,382

		477,454
Multiline Retail - 0.6%
Big Lots, Inc. (I)	300	13,155
Dillard’s, Inc., Class A	200	12,228
Dollar General Corp. (I)	300	12,618
Dollar Tree, Inc. (I)	3,200	283,232
Family Dollar Stores, Inc.	2,400	129,576
J.C. Penney Company, Inc.	800	31,680
Macy’s, Inc.	800	30,376
Sears Holdings Corp. (I)	1,800	125,388
Target Corp.	1,000	56,690

		694,943
Specialty Retail - 1.4%
Aaron’s, Inc.	400	11,176
Advance Auto Parts, Inc.	1,400	119,518
Aeropostale, Inc. (I)	700	12,579
AutoNation, Inc. (I)	1,200	40,896
AutoZone, Inc. (I)	90	33,703
Best Buy Company, Inc.	3,300	81,510
Big 5 Sporting Goods Corp.	1,400	10,906
Build-A-Bear Workshop, Inc. (I)	1,400	7,630
Destination Maternity Corp.	700	12,586
GameStop Corp., Class A	1,500	34,170
Genesco, Inc. (I)	200	13,628
Jos A. Bank Clothiers, Inc. (I)	200	10,298
O’Reilly Automotive, Inc. (I)	400	34,600
Penske Automotive Group, Inc.	600	14,448
Ross Stores, Inc.	6,500	346,645
Sally Beauty Holdings, Inc. (I)	500	11,900
The Gap, Inc.	2,200	51,392
TJX Companies, Inc.	21,400	783,454
Tractor Supply Company	100	8,547
Ulta Salon Cosmetics & Fragrance, Inc. (I)	200	16,648

		1,656,234
Textiles, Apparel & Luxury Goods - 1.8%
Carter’s, Inc. (I)	300	14,571
Coach, Inc.	5,600	419,104

The accompanying notes are an integral part of the financial statements.	144

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Large Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Deckers Outdoor Corp. (I)	140	$10,466
Fossil, Inc. (I)	900	109,782
NIKE, Inc., Class B	11,640	1,256,189
Steven Madden, Ltd. (I)	300	12,954
VF Corp.	1,770	258,509

		2,081,575

		8,731,885
Consumer Staples - 24.1%
Beverages - 5.9%
Brown Forman Corp., Class B	3,300	269,445
Coca-Cola Enterprises, Inc.	400	11,560
Dr. Pepper Snapple Group, Inc.	600	22,830
Monster Beverage Corp. (I)	5,540	316,833
PepsiCo, Inc.	38,700	2,435,778
The Coca-Cola Company	52,600	3,674,636

		6,731,082
Food & Staples Retailing - 5.5%
Costco Wholesale Corp.	2,900	249,574
CVS Caremark Corp.	7,400	333,740
Pricesmart, Inc.	200	12,926
Safeway, Inc.	1,900	40,755
SUPERVALU, Inc.	1,600	10,448
Sysco Corp.	13,500	397,170
The Kroger Company	5,400	128,466
Wal-Mart Stores, Inc.	75,600	4,466,448
Walgreen Company	18,200	603,512
Whole Foods Market, Inc.	400	32,296

		6,275,335
Food Products - 2.2%
Campbell Soup Company	4,500	149,940
ConAgra Foods, Inc.	2,000	52,500
Dean Foods Company (I)	1,000	12,260
Farmer Brothers Company (I)	1,400	15,498
Flowers Foods, Inc.	3,200	61,248
General Mills, Inc.	15,100	578,481
Green Mountain Coffee Roasters, Inc. (I)	500	32,485
H.J. Heinz Company	3,800	200,298
Hormel Foods Corp.	6,100	173,667
Kellogg Company	6,200	324,570
Kraft Foods, Inc., Class A	6,300	239,841
McCormick & Company, Inc., Non-
Voting Shares	3,200	161,440
Post Holdings, Inc. (I)	200	6,228
Ralcorp Holdings, Inc. (I)	400	29,840
Smithfield Foods, Inc. (I)	500	11,715
The Hershey Company	5,700	345,990
The J.M. Smucker Company	1,100	82,852
Tyson Foods, Inc., Class A	600	11,346

		2,490,199
Household Products - 5.6%
Church & Dwight Company, Inc.	3,800	181,412
Clorox Company	3,000	202,830
Colgate-Palmolive Company	13,100	1,220,658
Kimberly-Clark Corp.	7,800	568,464
Spectrum Brands Holdings, Inc. (I)	400	11,368
The Procter & Gamble Company	62,600	4,226,752

		6,411,484
Personal Products - 0.8%
Avon Products, Inc.	4,300	80,367
Herbalife, Ltd.	3,200	211,872
Nu Skin Enterprises, Inc., Class A	1,100	63,536

Large Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Personal Products (continued)
The Estee Lauder Companies, Inc., Class A	9,520	$557,301

		913,076
Tobacco - 4.1%
Altria Group, Inc.	2,400	72,240
Lorillard, Inc.	4,020	526,942
Philip Morris International, Inc.	41,600	3,474,432
Reynolds American, Inc.	12,300	515,739
Universal Corp.	200	9,188

		4,598,541

		27,419,717
Energy - 1.5%
Energy Equipment & Services - 0.1%
Baker Hughes, Inc.	500	25,140
Gulfmark Offshore, Inc., Class A (I)	300	15,072
Halliburton Company	1,500	54,885
Patterson-UTI Energy, Inc.	600	11,652

		106,749
Oil, Gas & Consumable Fuels - 1.4%
Cabot Oil & Gas Corp.	1,000	34,880
Chevron Corp.	7,410	808,579
ConocoPhillips	4,200	321,510
Energy Partners, Ltd. (I)	700	11,928
EQT Corp.	200	10,604
EXCO Resources, Inc.	1,500	10,695
Exxon Mobil Corp.	2,000	173,000
Golar LNG, Ltd.	300	12,741
HollyFrontier Corp.	500	16,315
Marathon Oil Corp.	2,200	74,558
Marathon Petroleum Corp.	600	24,930
Range Resources Corp.	600	38,208
SemGroup Corp., Class A (I)	400	11,348
Sunoco, Inc.	300	11,589
The Williams Companies, Inc.	1,400	41,832
Valero Energy Corp.	1,900	46,531
World Fuel Services Corp.	300	12,498

		1,661,746

		1,768,495
Financials - 1.4%
Capital Markets - 0.0%
GAMCO Investors, Inc., Class A	200	9,222
Janus Capital Group, Inc.	1,700	14,994
Safeguard Scientifics, Inc. (I)	700	11,837

		36,053
Commercial Banks - 0.2%
Bancorp, Inc. (I)	1,500	12,480
CapitalSource, Inc.	1,600	10,800
Central Pacific Financial Corp. (I)	800	11,072
CIT Group, Inc. (I)	1,000	40,710
First Connecticut Bancorp, Inc.	800	10,320
Heritage Commerce Corp. (I)	2,200	11,550
OmniAmerican Bancorp, Inc. (I)	700	12,523
PNC Financial Services Group, Inc.	900	53,568
State Bank Financial Corp. (I)	700	11,368
West Coast Bancorp (I)	700	12,005

		186,396
Consumer Finance - 0.3%
Advance America Cash Advance Centers, Inc.	1,400	14,518
American Express Company	2,200	116,358
Capital One Financial Corp.	1,200	60,720

The accompanying notes are an integral part of the financial statements.	145

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Large Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Finance (continued)
Cash America International, Inc.	300	$13,914
Credit Acceptance Corp. (I)	100	9,626
EZCORP, Inc., Class A (I)	400	12,600
First Cash Financial Services, Inc. (I)	300	12,678
SLM Corp.	3,600	56,736

		297,150
Diversified Financial Services - 0.1%
JPMorgan Chase & Company	2,300	90,249
Leucadia National Corp.	500	14,245
Marlin Business Services Corp.	800	12,560
Moody’s Corp.	300	11,583

		128,637
Insurance - 0.6%
Allied World Assurance
Company Holdings, Ltd.	200	13,194
American Financial Group, Inc.	300	11,235
American International Group, Inc. (I)	900	26,298
AON Corp.	1,000	46,810
Aspen Insurance Holdings, Ltd.	400	10,612
Assurant, Inc.	300	12,741
Axis Capital Holdings, Ltd.	300	9,255
Chubb Corp.	700	47,572
CNO Financial Group, Inc. (I)	1,700	12,614
Employers Holdings, Inc.	600	10,374
Endurance Specialty Holdings, Ltd.	300	11,538
Fidelity National Financial, Inc., Class A	700	12,082
Genworth Financial, Inc., Class A (I)	4,800	43,632
Hartford Financial Services Group, Inc.	1,800	37,278
Hilltop Holdings, Inc. (I)	1,300	10,712
Kemper Corp.	400	11,448
Lincoln National Corp.	500	12,420
MBIA, Inc. (I)	900	9,702
Old Republic International Corp.	1,100	11,946
Presidential Life Corp.	1,100	11,902
Primerica, Inc.	500	12,510
ProAssurance Corp.	100	8,776
Prudential Financial, Inc.	1,200	73,392
RenaissanceRe Holdings, Ltd.	200	14,392
Safety Insurance Group, Inc.	300	12,804
Symetra Financial Corp.	1,200	11,928
The Travelers Companies, Inc.	3,300	191,301
Validus Holdings, Ltd.	300	9,147

		707,615
Real Estate Investment Trusts - 0.1%
Annaly Capital Management, Inc.	2,100	34,902
Digital Realty Trust, Inc.	200	14,500
Getty Realty Corp.	800	13,600
Gyrodyne Company of America, Inc. (I)	100	10,448
iStar Financial, Inc. (I)	2,000	14,100
Omega Healthcare Investors, Inc.	500	10,185
One Liberty Properties, Inc.	600	10,488
Pennymac Mortgage Investment Trust	600	10,800
Winthrop Realty Trust	1,000	11,390

		130,413
Real Estate Management & Development - 0.0%
Forest City Enterprises, Inc., Class A (I)	900	13,158
Tejon Ranch Company (I)	400	11,688
The St. Joe Company (I)	700	11,277

		36,123
Thrifts & Mortgage Finance - 0.1%
Capitol Federal Financial, Inc.	900	10,521

Large Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
Fox Chase Bancorp, Inc.	900	$11,259
Franklin Financial Corp./VA (I)	900	12,141
Hudson City Bancorp, Inc.	1,700	11,645
Ocwen Financial Corp. (I)	800	12,888
Oritani Financial Corp.	900	11,727

		70,181

		1,592,568
Health Care - 30.2%
Biotechnology - 2.8%
Amgen, Inc.	22,900	1,556,055
AVEO Pharmaceuticals, Inc. (I)	800	10,432
Biogen Idec, Inc. (I)	4,800	559,056
Celgene Corp. (I)	1,100	80,658
Cepheid, Inc. (I)	300	12,117
Cubist Pharmaceuticals, Inc. (I)	300	12,858
Enzon Pharmaceuticals, Inc. (I)	1,600	11,312
Gilead Sciences, Inc. (I)	18,400	837,200
Idenix Pharmaceuticals, Inc. (I)	1,400	16,478
PDL BioPharma, Inc.	3,600	22,968
Regeneron Pharmaceuticals, Inc. (I)	200	20,958
Theravance, Inc. (I)	600	11,220
Vertex Pharmaceuticals, Inc. (I)	300	11,676

		3,162,988
Health Care Equipment & Supplies - 4.7%
Alere, Inc. (I)	500	12,715
Baxter International, Inc.	14,700	854,511
Becton, Dickinson and Company	5,400	411,588
C.R. Bard, Inc.	2,100	196,602
CareFusion Corp. (I)	1,100	28,391
Covidien PLC	4,100	214,225
DENTSPLY International, Inc.	2,100	81,228
Edwards Lifesciences Corp. (I)	2,300	168,199
Gen-Probe, Inc. (I)	1,000	68,280
IDEXX Laboratories, Inc. (I)	1,500	128,625
Intuitive Surgical, Inc. (I)	1,030	526,969
Medtronic, Inc.	31,934	1,217,324
ResMed, Inc. (I)	3,100	90,830
St. Jude Medical, Inc.	7,500	315,900
Stryker Corp.	8,800	472,032
The Cooper Companies, Inc.	200	15,896
Varian Medical Systems, Inc. (I)	2,600	169,650
Wright Medical Group, Inc. (I)	700	11,592
Zimmer Holdings, Inc. (I)	5,600	340,200

		5,324,757
Health Care Providers & Services - 3.5%
Aetna, Inc.	4,200	196,392
AMERIGROUP Corp. (I)	200	13,586
AmerisourceBergen Corp.	3,000	112,050
Cardinal Health, Inc.	3,000	124,650
Centene Corp. (I)	300	14,640
CIGNA Corp.	1,000	44,110
Coventry Health Care, Inc. (I)	1,800	58,842
Express Scripts, Inc. (I)	12,900	687,957
HCA Holdings, Inc.	400	10,668
Health Net, Inc. (I)	300	11,322
Henry Schein, Inc. (I)	2,200	162,844
Humana, Inc.	2,200	191,620
Laboratory Corp. of America Holdings (I)	2,400	215,736
Lincare Holdings, Inc.	400	10,744
McKesson Corp.	1,800	150,318
Mednax, Inc. (I)	1,100	81,829
Omnicare, Inc.	300	10,554

The accompanying notes are an integral part of the financial statements.	146

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Large Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Patterson Companies, Inc.	2,400	$76,608
Quest Diagnostics, Inc.	3,300	191,565
UnitedHealth Group, Inc.	24,100	1,343,575
WellCare Health Plans, Inc. (I)	200	13,572
WellPoint, Inc.	4,300	282,209

		4,005,391
Health Care Technology - 0.3%
Cerner Corp. (I)	4,400	324,852
Quality Systems, Inc.	1,300	55,731
SXC Health Solutions Corp. (I)	200	14,160

		394,743
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc. (I)	700	30,534
Covance, Inc. (I)	800	38,184
Furiex Pharmaceuticals, Inc. (I)	700	12,628
Mettler-Toledo International, Inc. (I)	410	73,915
Techne Corp.	1,000	71,590
Waters Corp. (I)	2,100	188,160

		415,011
Pharmaceuticals - 18.5%
Abbott Laboratories	51,700	2,926,737
Allergan, Inc.	7,726	692,172
Bristol-Myers Squibb Company	49,300	1,585,981
Eli Lilly & Company	43,600	1,710,864
Endo Pharmaceuticals Holdings, Inc. (I)	2,800	103,796
Forest Laboratories, Inc. (I)	9,300	302,436
Johnson & Johnson	70,000	4,555,600
Merck & Company, Inc.	104,739	3,997,888
Perrigo Company	400	41,224
Pfizer, Inc.	237,600	5,013,360
Questcor Pharmaceuticals, Inc. (I)	300	11,670
Viropharma, Inc. (I)	400	12,824
Watson Pharmaceuticals, Inc. (I)	600	34,992

		20,989,544

		34,292,434
Industrials - 3.9%
Aerospace & Defense - 1.1%
Alliant Techsystems, Inc.	200	12,000
GenCorp, Inc. (I)	2,000	12,000
General Dynamics Corp.	2,600	190,398
Huntington Ingalls Industries, Inc. (I)	300	10,764
L-3 Communications Holdings, Inc.	1,000	70,250
Lockheed Martin Corp.	560	49,510
Northrop Grumman Corp.	1,400	83,734
Precision Castparts Corp.	320	53,578
Raytheon Company	1,700	85,884
Rockwell Collins, Inc.	1,400	83,006
United Technologies Corp.	7,500	629,025

		1,280,149
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	3,800	251,446
Expeditors International of Washington, Inc.	1,600	69,808

		321,254
Airlines - 0.0%
Republic Airways Holdings, Inc. (I)	2,000	10,620
Commercial Services & Supplies - 0.3%
Copart, Inc. (I)	1,100	54,758
Courier Corp.	1,000	10,780
Deluxe Corp.	500	12,335
Iron Mountain, Inc.	300	9,315

Large Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Pitney Bowes, Inc.	1,200	$21,756
R.R. Donnelley & Sons Company	700	9,674
Rollins, Inc.	3,100	62,806
Stericycle, Inc. (I)	2,000	173,540

		354,964
Construction & Engineering - 0.0%
Granite Construction, Inc.	400	11,440
Industrial Conglomerates - 1.5%
3M Company	15,600	1,366,560
Danaher Corp.	4,800	253,584
Tyco International, Ltd.	900	46,638

		1,666,782
Machinery - 0.0%
ITT Corp.	500	12,475
John Bean Technologies Corp.	700	12,089
Joy Global, Inc.	100	8,696
Oshkosh Corp. (I)	500	11,655

		44,915
Professional Services - 0.2%
Dun & Bradstreet Corp.	700	57,855
IHS, Inc., Class A (I)	800	75,656
Verisk Analytics, Inc., Class A (I)	600	26,100

		159,611
Road & Rail - 0.0%
Arkansas Best Corp.	600	10,680
Trading Companies & Distributors - 0.5%
Fastenal Company	6,000	316,080
W.W. Grainger, Inc.	1,210	251,353

		567,433

		4,427,848
Information Technology - 28.4%
Communications Equipment - 2.2%
Cisco Systems, Inc.	5,900	117,292
Harris Corp.	1,100	47,993
QUALCOMM, Inc.	35,600	2,213,608
Sycamore Networks, Inc. (I)	600	11,082
Symmetricom, Inc. (I)	2,000	11,740
ViaSat, Inc. (I)	700	32,291

		2,434,006
Computers & Peripherals - 3.2%
Apple, Inc. (I)	4,710	2,554,892
Dell, Inc. (I)	15,100	261,230
EMC Corp. (I)	7,600	210,444
Hewlett-Packard Company	21,100	534,041
Lexmark International, Inc., Class A	300	11,064
NCR Corp. (I)	600	13,032
Synaptics, Inc. (I)	400	14,700
Western Digital Corp. (I)	1,800	70,650

		3,670,053
Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc. (I)	800	32,120
Avnet, Inc. (I)	300	10,722
Ingram Micro, Inc., Class A (I)	2,000	38,260
Richardson Electronics, Ltd.	900	11,034
SYNNEX Corp. (I)	300	12,369
Tech Data Corp. (I)	400	21,392

		125,897

The accompanying notes are an integral part of the financial statements.	147

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Large Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services - 5.1%
AOL, Inc. (I)	700	$12,572
Earthlink, Inc.	1,700	12,699
eBay, Inc. (I)	15,800	564,692
Google, Inc., Class A (I)	8,470	5,236,578
InterActiveCorp	300	13,680

		5,840,221
IT Services - 7.4%
Accenture PLC, Class A	17,900	1,065,766
Alliance Data Systems Corp. (I)	310	37,622
Amdocs, Ltd. (I)	4,300	131,881
Automatic Data Processing, Inc.	8,500	461,720
Broadridge Financial Solutions, Inc.	500	12,170
CACI International, Inc., Class A (I)	200	11,828
Cognizant Technology
Solutions Corp., Class A (I)	4,500	319,275
Computer Sciences Corp.	400	12,704
Fiserv, Inc. (I)	400	26,520
Global Payments, Inc.	1,700	87,754
International Business Machines Corp.	25,630	5,042,190
Jack Henry & Associates, Inc.	2,200	74,228
Lender Processing Services, Inc.	700	15,428
MasterCard, Inc., Class A	890	373,800
NeuStar, Inc., Class A (I)	300	10,515
Paychex, Inc.	8,400	262,920
SAIC, Inc. (I)	900	10,998
Syntel, Inc.	200	10,240
Teradata Corp. (I)	200	13,310
Total Systems Services, Inc.	3,100	67,828
VeriFone Systems, Inc. (I)	300	14,367
Visa, Inc., Class A	2,750	320,018

		8,383,082
Office Electronics - 0.0%
Xerox Corp.	4,200	34,566
Semiconductors & Semiconductor Equipment - 0.5%
First Solar, Inc. (I)	310	10,013
Intel Corp.	7,100	190,848
Marvell Technology Group, Ltd. (I)	800	12,000
ON Semiconductor Corp. (I)	1,400	12,698
Texas Instruments, Inc.	9,400	313,490

		539,049
Software - 9.9%
Activision Blizzard, Inc.	2,600	31,070
Adobe Systems, Inc. (I)	5,100	167,739
ANSYS, Inc. (I)	1,600	101,088
BMC Software, Inc. (I)	3,800	142,272
Citrix Systems, Inc. (I)	3,000	224,220
Compuware Corp. (I)	1,400	12,614
FactSet Research Systems, Inc.	1,000	87,400
Informatica Corp. (I)	2,400	117,984
Intuit, Inc.	6,900	399,096
MICROS Systems, Inc. (I)	1,800	93,474
Microsoft Corp.	184,800	5,865,552
MicroStrategy, Inc., Class A (I)	100	13,559
Oracle Corp.	133,200	3,898,764
Seachange International, Inc. (I)	1,600	10,944
Symantec Corp. (I)	5,200	92,768

		11,258,544

		32,285,418
Materials - 0.5%
Chemicals - 0.4%
Celanese Corp., Series A	200	9,514

Large Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Ecolab, Inc.	5,100	$306,000
Huntsman Corp.	1,100	15,026
LyondellBasell Industries NV, Class A	1,100	47,498
Sigma-Aldrich Corp.	1,600	114,864
Valhi, Inc.	600	34,410

		527,312
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc.	1,500	63,840
Kaiser Aluminum Corp.	200	9,668
Royal Gold, Inc.	200	13,890

		87,398

		614,710
Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	11,400	348,726
CenturyLink, Inc.	900	36,225
Level 3 Communications, Inc. (I)	600	14,586
Verizon Communications, Inc.	12,300	468,753

		868,290
Wireless Telecommunication Services - 0.0%
Crown Castle International Corp. (I)	200	10,362
Telephone & Data Systems, Inc.	434	10,967

		21,329

		889,619
Utilities - 0.6%
Electric Utilities - 0.3%
American Electric Power Company, Inc.	800	30,088
Duke Energy Corp.	2,500	52,300
Exelon Corp.	1,300	50,791
FirstEnergy Corp.	1,800	79,722
PNM Resources, Inc.	600	10,788
PPL Corp.	1,700	48,535
Progress Energy, Inc.	600	31,848
Southern Company	1,700	75,123

		379,195
Gas Utilities - 0.0%
ONEOK, Inc.	400	33,056
Independent Power Producers & Energy Traders - 0.1%
Calpine Corp. (I)	700	10,717
Constellation Energy Group, Inc.	900	32,634
NRG Energy, Inc. (I)	700	11,970

		55,321
Multi-Utilities - 0.2%
CenterPoint Energy, Inc.	600	11,694
Consolidated Edison, Inc.	600	34,860
Dominion Resources, Inc.	1,400	70,658
DTE Energy Company	500	26,995
NiSource, Inc.	1,000	24,000

		168,207

		635,779

TOTAL COMMON STOCKS (Cost $104,960,854)		$112,658,473

The accompanying notes are an integral part of the financial statements.	148

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Large Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%
State Street Institutional Treasury Money
Market Fund, 0.0000% (Y)	$884,112	$884,112

TOTAL SHORT-TERM INVESTMENTS (Cost $884,112)		$884,112

Total Investments (Large Cap Fund)
(Cost $105,844,966) - 99.9%		$113,542,585
Other assets and liabilities, net - 0.1%		66,359

TOTAL NET ASSETS - 100.0%		$113,608,944

Lifecycle 2050 Portfolio
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 102.5%
Affiliated Investment Companies - 102.5%
Equity - 95.1%
John Hancock Funds II (G) - 90.8%
All Cap Value, Class NAV (Lord Abbett)	35,183	$395,102
Alpha Opportunities, Class NAV (Wellington)	54,584	577,501
Blue Chip Growth, Class NAV (T. Rowe Price)	35,417	830,887
Capital Appreciation, Class NAV (Jennison)	64,512	830,916
Capital Appreciation Value, Class NAV
(T.Rowe Price)	106,020	1,153,502
China Emerging Leaders,
Class NAV (Atlantis) (I)	12,727	143,055
Emerging Markets, Class NAV (DFA)	220,580	2,362,412
Equity-Income, Class NAV (T. Rowe Price)	26,117	393,055
Fundamental Value, Class NAV (Davis)	36,809	577,529
Global Real Estate, Class NAV (Deutsche)	60,297	443,185
Health Sciences, Class NAV (T. Rowe Price) (I)	23,790	288,332
Heritage, Class NAV (American Century)	26,546	203,339
Index 500, Class NAV (John Hancock) (A)(2)	788,277	7,985,246
International Equity Index, Class NAV (SSgA)	126,747	2,102,739
International Growth Stock,
Class NAV (Invesco)	24,026	263,565
International Small Cap, Class NAV (Franklin)	16,425	245,225
International Small Company,
Class NAV (DFA)	30,387	245,225
International Value, Class NAV (Franklin)	19,196	263,565
Mid Cap Growth Index, Class NAV (SSgA)	29,672	360,814
Mid Cap Stock, Class NAV (Wellington)	25,695	455,316
Mid Cap Value Equity, Class NAV (Columbia)	17,221	163,255
Mid Cap Value Index, Class NAV (SSgA)	32,712	360,814
Mid Value, Class NAV (T. Rowe Price)	26,468	332,174
Mutual Shares, Class NAV (Franklin)	35,229	394,208
Natural Resources, Class NAV (Wellington)	44,663	843,682
Real Estate Equity, Class NAV (T. Rowe Price)	16,901	147,719
Redwood, Class NAV (RCM)	26,703	288,390
Small Cap Growth, Class NAV (Wellington)	14,407	125,488
Small Cap Index, Class NAV
(John Hancock) (A)(2)	25,645	356,465
Small Cap Value, Class NAV (Wellington)	9,697	159,707
Small Company Growth,
Class NAV (Invesco) (I)	8,428	125,488
Small Company Value, Class NAV (T.
Rowe Price)	7,835	213,896
Smaller Company Growth, Class NAV
(Frontier/John Hancock (A)/Perimeter) (2)	8,398	77,091
U.S. Equity, Class NAV (GMO)	106,118	1,153,502
Value & Restructuring, Class NAV (Columbia)	16,454	184,945

Lifecycle 2050 Portfolio (continued)
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (continued)
John Hancock Funds II (G) (continued)
Value, Class NAV (Invesco)	16,490	$163,255
John Hancock Funds III (G) - 3.8%
Global Shareholder Yield, Class NAV (Epoch)	67,404	663,251
International Core, Class NAV (GMO)	9,481	263,565
Strategic Growth, Class NAV
(John Hancock) (A)	12,428	144,166
John Hancock Investment Trust (G) - 0.5%
Small Cap Intrinsic Value, Class NAV
(John Hancock) (A)(1)	11,012	134,014
Fixed Income - 4.6%
John Hancock Funds II (G) - 4.6%
Active Bond, Class NAV
(John Hancock/Declaration) (A)(1)	4,326	44,259
Floating Rate Income, Class NAV (WAMCO)	9,323	87,080
Global Bond, Class NAV (PIMCO)	3,758	45,768
Global High Yield, Class NAV (Stone Harbor)	13,139	136,378
High Yield, Class NAV (WAMCO)	21,166	189,437
Multi Sector Bond, Class NAV (Stone Harbor)	12,819	131,010
Real Return Bond, Class NAV (PIMCO)	2,017	25,433
Spectrum Income, Class NAV (T. Rowe Price)	13,575	148,098
Strategic Income Opportunities, Class NAV
(John Hancock) (A)(1)	13,612	148,098
Total Return, Class NAV (PIMCO)	13,483	189,708
U.S. High Yield Bond, Class NAV
(Wells Capital)	10,772	136,378
Alternative - 2.8%
John Hancock Funds II - 2.8%
Global Absolute Return Strategies, Class NAV
(Standard Life) (I)	13,346	142,402
Currency Strategies, Class NAV
(First Quadrant) (I)	67,811	640,810
Total investments (Cost $26,967,071) - 102.5%		$28,480,444
Other assets and liabilities, net - (2.5%)		(704,099)

TOTAL NET ASSETS - 100.0%		$27,776,345

Mid Cap Growth Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.0%
Consumer Discretionary - 21.8%
Auto Components - 1.2%
BorgWarner, Inc. (I) (L)	8,784	$727,663
Gentex Corp.	11,500	271,975
The Goodyear Tire & Rubber Company (I)	9,775	125,707

		1,125,345
Automobiles - 0.9%
Harley-Davidson, Inc.	18,920	881,294
Distributors - 0.4%
LKQ Corp. (I)	11,257	358,648
Diversified Consumer Services - 0.9%
Apollo Group, Inc., Class A (I)	9,467	403,673
DeVry, Inc.	4,903	174,204
ITT Educational Services, Inc. (I) (L)	1,576	108,177
Weight Watchers International, Inc. (L)	2,600	202,748

		888,802

The accompanying notes are an integral part of the financial statements.	149

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 2.2%
Chipotle Mexican Grill, Inc. (I) (L)	2,520	$983,354
Dunkin’ Brands Group, Inc. (L)	4,300	124,872
Hyatt Hotels Corp., Class A (I)	1,781	73,751
International Game Technology	8,368	125,687
Starwood Hotels &
Resorts Worldwide, Inc. (L)	15,643	843,158

		2,150,822
Household Durables - 0.9%
Harman International Industries, Inc.	2,804	137,761
NVR, Inc. (I) (L)	111	76,812
Tempur-Pedic International, Inc. (I) (L)	5,400	426,600
Tupperware Brands Corp.	4,600	288,374

		929,547
Internet & Catalog Retail - 1.0%
Expedia, Inc. (L)	7,923	269,778
Netflix, Inc. (I) (L)	4,209	466,063
TripAdvisor, Inc. (I) (L)	7,923	255,358

		991,199
Leisure Equipment & Products - 0.5%
Hasbro, Inc. (L)	3,400	120,088
Polaris Industries, Inc.	5,300	350,118

		470,206
Media - 3.3%
Cablevision Systems Corp., Class A	16,596	236,161
Charter Communications, Inc., Class A (I)	3,500	221,935
Clear Channel Outdoor
Holdings, Inc., Class A (I)	1,481	19,594
Lamar Advertising Company, Class A (I)	3,152	103,070
Liberty Global, Inc., Series A (I)	11,221	563,070
Liberty Global, Inc., Series C (I)	9,235	442,818
Scripps Networks Interactive, Inc., Class A	7,125	322,050
Sirius XM Radio, Inc. (I) (L)	302,278	683,148
The Interpublic Group of Companies, Inc.	13,464	157,798
The Washington Post Company, Class B (L)	200	78,780
Virgin Media, Inc. (L)	15,061	379,537

		3,207,961
Multiline Retail - 1.3%
Dollar Tree, Inc. (I)	9,632	852,528
Family Dollar Stores, Inc.	8,057	434,997

		1,287,525
Specialty Retail - 7.2%
Abercrombie & Fitch Company, Class A	6,968	319,065
Advance Auto Parts, Inc.	5,947	507,695
AutoNation, Inc. (I) (L)	3,500	119,280
CarMax, Inc. (I) (L)	18,209	558,834
Dick’s Sporting Goods, Inc.	7,714	345,279
Limited Brands, Inc.	20,500	953,865
O’Reilly Automotive, Inc. (I)	10,381	897,957
PetSmart, Inc.	9,052	504,558
Ross Stores, Inc.	18,728	998,764
Tiffany & Company	9,675	628,972
Tractor Supply Company	5,700	487,179
Ulta Salon Cosmetics & Fragrance, Inc.	3,900	324,636
Urban Outfitters, Inc. (I) (L)	10,078	286,114
Williams-Sonoma, Inc.	2,600	100,360

		7,032,558
Textiles, Apparel & Luxury Goods - 2.0%
Deckers Outdoor Corp. (I)	3,100	231,756
Fossil, Inc. (I)	4,304	525,002
Lululemon Athletica, Inc. (I) (L)	8,000	536,160

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
PVH Corp.	4,837	$411,193
Under Armour, Inc., Class A (I)	3,000	267,720

		1,971,831

		21,295,738
Consumer Staples - 3.6%
Beverages - 0.7%
Monster Beverage Corp. (I)	11,978	685,022
Food & Staples Retailing - 1.0%
Whole Foods Market, Inc.	12,380	999,561
Food Products - 0.8%
Green Mountain Coffee Roasters, Inc. (I) (L)	10,670	693,230
Hormel Foods Corp.	4,206	119,745

		812,975
Household Products - 0.4%
Energizer Holdings, Inc. (I)	5,360	409,772
Personal Products - 0.7%
Herbalife, Ltd.	9,442	625,155

		3,532,485
Energy - 13.1%
Energy Equipment & Services - 3.2%
Core Laboratories NV (L)	3,718	452,332
Dresser-Rand Group, Inc. (I)	6,110	320,897
FMC Technologies, Inc. (I) (L)	19,221	969,315
Helmerich & Payne, Inc. (L)	8,591	526,628
Oceaneering International, Inc.	8,718	473,126
Superior Energy Services, Inc. (I)	12,474	365,987

		3,108,285
Oil, Gas & Consumable Fuels - 9.9%
Cabot Oil & Gas Corp. (L)	16,784	585,426
Cobalt International Energy, Inc. (I)	14,584	438,395
Concho Resources, Inc. (I) (L)	7,927	846,921
CONSOL Energy, Inc. (L)	18,230	652,999
Continental Resources, Inc. (I)	3,578	324,453
Denbury Resources, Inc. (I)	31,690	630,948
EQT Corp.	11,400	604,428
HollyFrontier Corp.	16,806	548,380
Kinder Morgan Management LLC (I)	3,519	282,117
Pioneer Natural Resources Company (L)	8,875	973,055
Plains Exploration & Production Company (I)	7,400	326,118
QEP Resources, Inc.	14,188	484,378
Range Resources Corp.	12,904	821,727
SandRidge Energy, Inc. (I)	30,200	261,834
SM Energy Company	5,112	402,417
Sunoco, Inc.	8,656	334,381
Ultra Petroleum Corp. (I) (L)	12,300	307,008
Whiting Petroleum Corp. (I) (L)	9,392	550,747
WPX Energy, Inc. (I)	15,800	286,928

		9,662,660

		12,770,945
Financials - 4.9%
Capital Markets - 0.7%
Affiliated Managers Group, Inc. (I)	1,454	154,691
Eaton Vance Corp.	9,430	271,678
SEI Investments Company	11,800	233,050

		659,419
Commercial Banks - 0.1%
First Republic Bank (I)	3,000	89,970

The accompanying notes are an integral part of the financial statements.	150

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services - 1.8%
CBOE Holdings, Inc.	7,300	$201,261
IntercontinentalExchange, Inc. (I)	5,903	814,378
Leucadia National Corp.	5,800	165,242
Moody’s Corp. (L)	5,800	223,938
MSCI, Inc. (I)	9,755	345,132

		1,749,951
Insurance - 0.7%
Arch Capital Group, Ltd. (I)	10,700	396,435
Brown & Brown, Inc.	9,812	231,858
Erie Indemnity Company	1,200	91,332

		719,625
Real Estate Investment Trusts - 0.9%
Digital Realty Trust, Inc. (L)	2,952	214,020
Essex Property Trust, Inc.	944	132,151
Federal Realty Investment Trust	2,500	238,375
Host Hotels & Resorts, Inc.	19,791	312,302

		896,848
Real Estate Management & Development - 0.6%
CBRE Group, Inc. (I)	23,486	430,498
Jones Lang LaSalle, Inc.	2,212	180,079

		610,577
Thrifts & Mortgage Finance - 0.1%
TFS Financial Corp. (I)	7,699	71,986

		4,798,376
Health Care - 15.0%
Biotechnology - 2.7%
Alexion Pharmaceuticals, Inc. (I)	14,976	1,253,940
Human Genome Sciences, Inc. (I) (L)	15,363	121,060
Regeneron Pharmaceuticals, Inc. (I)	5,900	618,261
Vertex Pharmaceuticals, Inc. (I)	16,625	647,045

		2,640,306
Health Care Equipment & Supplies - 3.7%
C.R. Bard, Inc.	6,900	645,978
CareFusion Corp. (I)	8,969	231,490
DENTSPLY International, Inc. (L)	11,340	438,631
Edwards Lifesciences Corp. (I) (L)	9,238	675,575
Gen-Probe, Inc. (I)	3,815	260,488
IDEXX Laboratories, Inc. (I)	4,594	393,936
ResMed, Inc. (I)	12,154	356,112
Varian Medical Systems, Inc. (I)	9,081	592,535

		3,594,745
Health Care Providers & Services - 3.0%
AmerisourceBergen Corp. (L)	20,875	779,681
DaVita, Inc. (I)	7,535	652,154
Henry Schein, Inc. (I) (L)	7,430	549,969
Laboratory Corp. of America Holdings (I) (L)	8,036	722,356
Patterson Companies, Inc.	7,684	245,273

		2,949,433
Health Care Technology - 1.2%
Allscripts Healthcare Solutions, Inc. (I)	15,060	290,959
Cerner Corp. (I) (L)	11,547	852,515

		1,143,474
Life Sciences Tools & Services - 2.7%
Bio-Rad Laboratories, Inc., Class A (I)	1,564	159,403
Covance, Inc. (I)	4,860	231,968
Illumina, Inc. (I) (L)	9,985	511,731
Life Technologies Corp. (I)	14,499	685,948
Mettler-Toledo International, Inc. (I)	2,533	456,649

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (continued)
Waters Corp. (I)	7,268	$651,213

		2,696,912
Pharmaceuticals - 1.7%
Mylan, Inc. (I) (L)	34,185	801,296
Perrigo Company	6,717	692,254
Warner Chilcott PLC, Class A (I)	11,228	187,844

		1,681,394

		14,706,264
Industrials - 13.7%
Aerospace & Defense - 1.5%
BE Aerospace, Inc. (I)	7,900	362,136
Textron, Inc. (L)	22,329	614,271
TransDigm Group, Inc. (I)	3,822	454,015

		1,430,422
Building Products - 0.1%
Masco Corp.	9,900	117,612
Commercial Services & Supplies - 1.5%
Copart, Inc. (I)	4,680	232,970
Iron Mountain, Inc. (L)	11,211	348,102
Stericycle, Inc. (I) (L)	6,505	564,439
Waste Connections, Inc.	8,600	279,672

		1,425,183
Construction & Engineering - 0.7%
Foster Wheeler AG (I)	9,638	237,384
Jacobs Engineering Group, Inc. (I)	10,240	473,293

		710,677
Electrical Equipment - 1.8%
AMETEK, Inc.	12,972	617,467
Roper Industries, Inc. (L)	7,780	712,026
Sensata Technologies Holding NV (I)	7,049	228,388
The Babcock & Wilcox Company (I)	8,931	229,884

		1,787,765
Machinery - 3.0%
AGCO Corp. (I)	7,740	399,616
Donaldson Company, Inc.	5,756	422,663
Flowserve Corp.	1,503	178,211
Gardner Denver, Inc.	4,200	288,456
Joy Global, Inc.	8,442	734,116
Navistar International Corp. (I)	5,491	229,414
Pall Corp.	4,705	298,532
Xylem, Inc. (L)	14,100	366,318

		2,917,326
Professional Services - 1.5%
Dun & Bradstreet Corp.	3,897	322,087
IHS, Inc., Class A (I)	3,380	319,647
Nielsen Holdings NV (I)	7,200	212,328
Robert Half International, Inc.	5,475	155,654
Verisk Analytics, Inc., Class A (I)	11,274	490,419

		1,500,135
Road & Rail - 1.0%
J.B. Hunt Transport Services, Inc.	7,699	394,266
Kansas City Southern (I)	8,822	613,835

		1,008,101
Trading Companies & Distributors - 2.6%
Fastenal Company (L)	22,644	1,192,886
MSC Industrial Direct Company, Inc., Class A	3,811	302,632

The accompanying notes are an integral part of the financial statements.	151

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
W.W. Grainger, Inc. (L)	4,776	$992,118

		2,487,636

		13,384,857
Information Technology - 19.4%
Communications Equipment - 2.5%
Acme Packet, Inc. (I) (L)	4,500	137,160
F5 Networks, Inc. (I)	6,433	803,868
Motorola Mobility Holdings, Inc. (I) (L)	23,000	913,100
Polycom, Inc. (I)	14,300	295,295
Riverbed Technology, Inc. (I)	11,823	336,601

		2,486,024
Computers & Peripherals - 0.5%
SanDisk Corp. (I)	9,594	474,519
Electronic Equipment, Instruments & Components - 1.9%
Amphenol Corp., Class A	13,420	750,983
Dolby Laboratories, Inc., Class A (I)	4,257	162,064
Flextronics International, Ltd. (I)	20,600	145,230
FLIR Systems, Inc.	12,904	337,698
Trimble Navigation, Ltd. (I)	9,883	497,016

		1,892,991
Internet Software & Services - 2.1%
Akamai Technologies, Inc. (I)	14,723	530,028
Equinix, Inc. (I) (L)	3,766	527,918
LinkedIn Corp., Class A (I)	1,500	130,305
Rackspace Hosting, Inc. (I)	8,369	437,197
VeriSign, Inc.	12,238	452,194

		2,077,642
IT Services - 2.9%
Alliance Data Systems Corp. (I) (L)	4,031	489,202
Fiserv, Inc. (I)	11,375	754,163
Global Payments, Inc.	6,500	335,530
Teradata Corp. (I)	13,481	897,161
VeriFone Systems, Inc. (I) (L)	8,500	407,065

		2,883,121
Semiconductors & Semiconductor Equipment - 3.9%
Atmel Corp. (I) (L)	37,248	376,577
Avago Technologies, Ltd.	17,639	663,403
Cree, Inc. (I)	8,801	266,582
First Solar, Inc. (I) (L)	2,900	93,670
Freescale Semiconductor Holdings I, Ltd. (I)	3,700	59,681
Lam Research Corp. (I) (L)	3,477	144,991
Linear Technology Corp.	18,246	610,876
NVIDIA Corp. (I)	24,200	366,630
Skyworks Solutions, Inc. (I)	15,069	406,411
Xilinx, Inc.	21,215	783,470

		3,772,291
Software - 5.6%
ANSYS, Inc. (I)	7,396	467,279
Autodesk, Inc. (I)	18,393	696,175
BMC Software, Inc. (I)	13,794	516,447
Electronic Arts, Inc. (I) (L)	26,487	432,533
FactSet Research Systems, Inc. (L)	3,484	304,502
Informatica Corp. (I)	8,500	417,860
MICROS Systems, Inc. (I)	6,500	337,545
Nuance Communications, Inc. (I) (L)	19,700	510,624
Red Hat, Inc. (I)	15,504	766,828
Rovi Corp. (I)	8,912	316,198
Solera Holdings, Inc.	5,700	273,600

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
TIBCO Software, Inc. (I)	13,400	$388,198

		5,427,789

		19,014,377
Materials - 5.2%
Chemicals - 3.6%
Albemarle Corp.	6,800	452,336
Celanese Corp., Series A	12,552	597,099
CF Industries Holdings, Inc.	1,888	351,168
FMC Corp.	5,764	570,463
Sigma-Aldrich Corp. (L)	9,773	701,604
The Scotts Miracle-Gro Company, Class A (L)	3,500	163,940
The Sherwin-Williams Company	7,200	742,680

		3,579,290
Containers & Packaging - 1.0%
Ball Corp.	12,474	499,958
Crown Holdings, Inc. (I)	12,114	447,855

		947,813
Metals & Mining - 0.6%
Cliffs Natural Resources, Inc. (L)	4,100	260,268
Molycorp, Inc. (I) (L)	4,700	116,090
Walter Energy, Inc.	3,300	213,939

		590,297

		5,117,400
Telecommunication Services - 1.1%
Diversified Telecommunication Services - 0.2%
Level 3 Communications, Inc. (I)	7,980	193,994
Wireless Telecommunication Services - 0.9%
MetroPCS Communications, Inc. (I)	20,454	210,676
NII Holdings, Inc. (I)	13,739	245,653
SBA Communications Corp., Class A (I) (L)	8,951	420,070

		876,399

		1,070,393
Utilities - 0.2%
Independent Power Producers & Energy Traders - 0.2%
Calpine Corp. (I)	12,955	198,341

TOTAL COMMON STOCKS (Cost $82,426,287)		$95,889,176

SECURITIES LENDING COLLATERAL - 24.4%
John Hancock Collateral
Investment Trust, 0.3743% (W) (Y)	2,380,581	23,828,422

TOTAL SECURITIES LENDING
COLLATERAL (Cost $23,820,604)		$23,828,422

SHORT-TERM INVESTMENTS - 1.9%
Money Market Funds - 1.7%
AIM Short-Term Investment Trust, STIC
Prime Portfolio, 0.1000% (Y)	1,712,874	1,712,874
U.S. Government - 0.2%
U.S. Treasury Bill
0.045%, 03/29/2012*	$25,000	$24,999
0.020%, 04/19/2012 *	30,000	29,999
0.010%, 05/17/2012 *	15,000	15,000

The accompanying notes are an integral part of the financial statements.	152

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
U.S. Government (continued)
U.S. Treasury Bill (continued)
0.024%, 03/29/2012 *	$79,999	$80,000

		149,998

TOTAL SHORT-TERM INVESTMENTS (Cost $1,862,871)		$1,862,872

Total Investments (Mid Cap Growth Index Fund)
(Cost $108,109,762) - 124.3%		$121,580,470
Other assets and liabilities, net - (24.3%)		(23,770,658)

TOTAL NET ASSETS - 100.0%		$97,809,812

Mid Cap Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.3%
Consumer Discretionary - 12.9%
Auto Components - 0.3%
Gentex Corp. (L)	63,655	$1,505,441
Automobiles - 0.1%
Thor Industries, Inc.	19,415	632,347
Distributors - 0.4%
LKQ Corp. (I)	65,024	2,071,665
Diversified Consumer Services - 0.8%
ITT Educational Services, Inc. (I) (L)	8,814	604,993
Matthews International Corp., Class A	12,708	394,202
Regis Corp. (L)	25,600	443,136
Service Corp. International	101,142	1,146,950
Sotheby’s	29,967	1,178,902
Strayer Education, Inc. (L)	5,155	530,424

		4,298,607
Hotels, Restaurants & Leisure - 1.5%
Bally Technologies, Inc. (I)	19,287	828,184
Bob Evans Farms, Inc.	13,181	485,061
Brinker International, Inc. (L)	35,715	985,377
International Speedway Corp., Class A	12,396	311,883
Life Time Fitness, Inc. (I)	18,776	928,849
Panera Bread Company, Class A (I)	13,152	2,033,036
Scientific Games Corp., Class A (I)	25,265	265,535
The Cheesecake Factory, Inc. (I) (L)	24,224	717,999
The Wendy’s Company	130,916	663,744
WMS Industries, Inc. (I)	24,710	544,361

		7,764,029
Household Durables - 1.4%
American Greetings Corp., Class A (L)	17,679	265,185
KB Home (L)	31,406	358,657
MDC Holdings, Inc. (L)	16,636	408,913
Mohawk Industries, Inc. (I)	25,319	1,608,010
NVR, Inc. (I) (L)	2,208	1,527,936
Toll Brothers, Inc. (I)	65,244	1,530,624
Tupperware Brands Corp.	25,446	1,595,210

		7,294,535
Internet & Catalog Retail - 0.1%
HSN, Inc.	17,816	662,043
Leisure Equipment & Products - 0.4%
Polaris Industries, Inc.	30,617	2,022,559
Media - 1.0%
AMC Networks, Inc. (I)	25,498	1,157,354

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
DreamWorks Animation SKG, Inc. (I) (L)	31,499	$543,673
John Wiley & Sons, Inc.	21,072	956,669
Lamar Advertising Company, Class A (I) (L)	25,973	849,317
Meredith Corp. (L)	16,555	544,660
Scholastic Corp.	11,215	342,843
The New York Times
Company, Class A (I) (L)	53,629	353,415
Valassis Communications, Inc. (I)	19,851	495,878

		5,243,809
Multiline Retail - 0.1%
Saks, Inc. (I) (L)	70,917	826,183
Specialty Retail - 4.6%
Aaron’s, Inc.	33,503	936,074
Advance Auto Parts, Inc.	32,137	2,743,536
Aeropostale, Inc. (I)	35,816	643,614
American Eagle Outfitters, Inc.	85,937	1,249,524
ANN, Inc. (I)	23,225	554,845
Ascena Retail Group, Inc. (I)	29,876	1,153,214
Barnes & Noble, Inc. (I) (L)	18,153	241,616
Chico’s FAS, Inc.	74,861	1,123,664
Collective Brands, Inc. (I)	26,864	484,089
Dick’s Sporting Goods, Inc.	42,841	1,917,563
Foot Locker, Inc.	67,848	1,979,126
Guess?, Inc.	29,630	1,026,680
Office Depot, Inc. (I)	124,408	410,546
PetSmart, Inc.	49,518	2,760,133
RadioShack Corp. (L)	44,290	314,016
Rent-A-Center, Inc.	26,065	923,222
Signet Jewelers, Ltd.	38,555	1,808,230
Tractor Supply Company	31,508	2,692,989
Williams-Sonoma, Inc.	45,993	1,775,330

		24,738,011
Textiles, Apparel & Luxury Goods - 2.2%
Carter’s, Inc. (I)	22,596	1,097,488
Deckers Outdoor Corp. (I)	17,126	1,280,340
Fossil, Inc. (I)	23,322	2,844,818
Hanesbrands, Inc. (I)	43,101	1,238,292
PVH Corp.	29,965	2,547,325
The Warnaco Group, Inc. (I) (L)	17,956	1,054,197
Under Armour, Inc., Class A (I)	16,286	1,453,363

		11,515,823

		68,575,052
Consumer Staples - 4.1%
Beverages - 0.7%
Monster Beverage Corp. (I)	67,214	3,843,969
Food & Staples Retailing - 0.2%
Ruddick Corp. (L)	21,861	895,427
Food Products - 2.1%
Corn Products International, Inc.	33,620	1,928,107
Flowers Foods, Inc. (L)	50,064	958,225
Green Mountain Coffee Roasters, Inc. (I) (L)	57,616	3,743,312
Lancaster Colony Corp. (L)	8,828	575,321
Post Holdings, Inc. (I)	12,228	380,780
Ralcorp Holdings, Inc. (I)	24,456	1,824,418
Smithfield Foods, Inc. (I) (L)	72,454	1,697,597
Tootsie Roll Industries, Inc. (L)	10,818	251,519

		11,359,279
Household Products - 1.0%
Church & Dwight Company, Inc.	63,457	3,029,437

The accompanying notes are an integral part of the financial statements.	153

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Products (continued)
Energizer Holdings, Inc. (I)	29,677	$2,268,807

		5,298,244
Tobacco - 0.1%
Universal Corp. (L)	10,308	473,550

		21,870,469
Energy - 6.8%
Energy Equipment & Services - 3.0%
Atwood Oceanics, Inc. (I)	25,064	1,192,044
CARBO Ceramics, Inc. (L)	8,814	807,803
Dresser-Rand Group, Inc. (I)	33,373	1,752,750
Dril-Quip, Inc. (I)	15,286	1,069,867
Helix Energy Solutions Group, Inc. (I)	46,782	900,086
Oceaneering International, Inc.	47,922	2,600,727
Oil States International, Inc. (I)	22,724	1,845,643
Patterson-UTI Energy, Inc.	68,452	1,329,338
Superior Energy Services, Inc. (I)	68,624	2,013,428
Tidewater, Inc. (L)	23,018	1,369,571
Unit Corp. (I)	18,365	873,623

		15,754,880
Oil, Gas & Consumable Fuels - 3.8%
Arch Coal, Inc. (L)	93,879	1,273,938
Bill Barrett Corp. (I)	20,675	604,330
Cimarex Energy Company	38,031	3,067,961
Energen Corp.	31,973	1,701,923
Forest Oil Corp. (I)	49,735	643,074
HollyFrontier Corp.	92,287	3,011,325
Northern Oil and Gas, Inc. (I) (L)	28,013	664,188
Patriot Coal Corp. (I) (L)	40,540	293,104
Plains Exploration & Production Company (I)	62,539	2,756,094
Quicksilver Resources, Inc. (I) (L)	53,185	294,645
SM Energy Company	28,387	2,234,625
Southern Union Company	55,335	2,431,420
World Fuel Services Corp.	31,561	1,314,831

		20,291,458

		36,046,338
Financials - 19.6%
Capital Markets - 2.1%
Affiliated Managers Group, Inc. (I)	23,621	2,513,038
Apollo Investment Corp.	87,376	613,380
Eaton Vance Corp. (L)	51,014	1,469,713
Greenhill & Company, Inc.	12,817	563,435
Janus Capital Group, Inc.	82,739	729,758
Jefferies Group, Inc. (L)	64,661	1,081,132
Raymond James Financial, Inc.	45,267	1,601,094
SEI Investments Company	65,108	1,285,883
Waddell & Reed Financial, Inc., Class A	37,830	1,193,915

		11,051,348
Commercial Banks - 3.9%
Associated Banc-Corp.	76,965	1,019,017
BancorpSouth, Inc. (L)	32,217	381,449
Bank of Hawaii Corp. (L)	20,610	948,060
Cathay General Bancorp	34,888	570,070
City National Corp.	20,764	975,908
Commerce Bancshares, Inc.	35,111	1,355,636
Cullen/Frost Bankers, Inc.	27,170	1,534,562
East West Bancorp, Inc.	66,119	1,462,552
First Niagara Financial Group, Inc.	154,322	1,475,318
FirstMerit Corp. (L)	48,464	777,847
Fulton Financial Corp.	88,728	869,534
Hancock Holding Company	37,576	1,275,705

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
International Bancshares Corp.	23,578	$447,510
Prosperity Bancshares, Inc. (L)	20,801	909,836
Signature Bank (I)	20,481	1,215,752
SVB Financial Group (I) (L)	19,225	1,139,658
Synovus Financial Corp.	348,319	738,436
TCF Financial Corp. (L)	69,419	748,337
Trustmark Corp. (L)	28,449	670,827
Valley National Bancorp (L)	75,507	944,593
Webster Financial Corp.	32,605	713,397
Westamerica Bancorp.	12,636	598,441

		20,772,445
Diversified Financial Services - 0.5%
CBOE Holdings, Inc.	39,860	1,098,940
MSCI, Inc. (I)	53,477	1,892,016

		2,990,956
Insurance - 4.0%
American Financial Group, Inc.	34,092	1,276,745
Arthur J. Gallagher & Company	50,226	1,713,711
Aspen Insurance Holdings, Ltd.	31,316	830,813
Brown & Brown, Inc.	51,514	1,217,276
Everest Re Group, Ltd.	23,824	2,092,938
Fidelity National Financial, Inc., Class A	97,194	1,677,568
First American Financial Corp.	46,770	720,258
HCC Insurance Holdings, Inc.	50,423	1,539,918
Kemper Corp.	22,258	637,024
Mercury General Corp.	16,057	688,524
Old Republic International Corp. (L)	113,357	1,231,057
Protective Life Corp.	36,810	1,022,214
Reinsurance Group of America, Inc.	32,486	1,873,468
StanCorp Financial Group, Inc.	19,591	778,938
The Hanover Insurance Group, Inc.	19,760	806,603
Transatlantic Holdings, Inc.	25,480	1,544,088
W.R. Berkley Corp. (L)	49,362	1,764,692

		21,415,835
Real Estate Investment Trusts - 8.1%
Alexandria Real Estate Equities, Inc.	27,481	1,970,113
American Campus Communities, Inc.	31,430	1,293,345
BRE Properties, Inc.	33,406	1,617,853
Camden Property Trust	31,655	1,962,610
Corporate Office Properties Trust (L)	31,929	782,899
Duke Realty Corp.	112,198	1,557,308
Equity One, Inc. (L)	26,454	503,155
Essex Property Trust, Inc.	15,137	2,119,029
Federal Realty Investment Trust	28,167	2,685,723
Highwoods Properties, Inc. (L)	32,197	1,030,304
Home Properties, Inc.	21,409	1,233,801
Hospitality Properties Trust (L)	54,796	1,355,105
Liberty Property Trust	51,477	1,746,100
Mack-Cali Realty Corp.	38,657	1,105,590
National Retail Properties, Inc.	45,868	1,222,382
Omega Healthcare Investors, Inc. (L)	45,763	932,192
Potlatch Corp. (L)	17,833	549,613
Rayonier, Inc.	53,629	2,387,563
Realty Income Corp.	59,093	2,179,941
Regency Centers Corp. (L)	39,885	1,706,679
Senior Housing Properties Trust	72,151	1,544,031
SL Green Realty Corp.	38,214	2,906,175
Taubman Centers, Inc.	25,689	1,774,339
The Macerich Company (L)	58,530	3,160,035
UDR, Inc.	97,165	2,431,068
Weingarten Realty Investors (L)	53,603	1,334,715

		43,091,668

The accompanying notes are an integral part of the financial statements.	154

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Management & Development - 0.3%
Jones Lang LaSalle, Inc.	19,283	$1,569,829
Thrifts & Mortgage Finance - 0.7%
Astoria Financial Corp. (L)	37,162	326,282
New York Community Bancorp, Inc.	194,055	2,524,656
Washington Federal, Inc.	47,967	777,065

		3,628,003

		104,520,084
Health Care - 10.1%
Biotechnology - 1.6%
Regeneron Pharmaceuticals, Inc. (I)	33,674	3,528,698
United Therapeutics Corp. (I)	23,029	1,099,174
Vertex Pharmaceuticals, Inc. (I)	92,518	3,600,801

		8,228,673
Health Care Equipment & Supplies - 2.6%
Gen-Probe, Inc. (I)	20,634	1,408,890
Hill-Rom Holdings, Inc.	27,446	932,341
Hologic, Inc. (I)	116,715	2,419,502
IDEXX Laboratories, Inc. (I) (L)	24,908	2,135,861
Masimo Corp. (I) (L)	26,617	580,251
ResMed, Inc. (I)	65,249	1,911,796
STERIS Corp. (L)	25,764	808,474
Teleflex, Inc.	18,063	1,070,594
The Cooper Companies, Inc.	21,175	1,682,989
Thoratec Corp. (I)	26,585	917,183

		13,867,881
Health Care Providers & Services - 3.8%
AMERIGROUP Corp. (I) (L)	21,221	1,441,543
Catalyst Health Solutions, Inc. (I)	22,191	1,376,286
Community Health Systems, Inc. (I)	40,173	1,013,967
Health Management
Associates, Inc., Class A (I)	112,709	831,792
Health Net, Inc. (I)	36,803	1,388,945
Henry Schein, Inc. (I) (L)	40,085	2,967,092
HMS Holdings Corp. (I)	37,727	1,215,564
LifePoint Hospitals, Inc. (I) (L)	21,361	832,438
Lincare Holdings, Inc. (L)	39,281	1,055,088
Mednax, Inc. (I)	21,697	1,614,040
Omnicare, Inc.	50,721	1,784,365
Owens & Minor, Inc. (L)	28,139	843,044
Universal Health Services, Inc., Class B	42,820	1,910,200
VCA Antech, Inc. (I) (L)	38,461	845,757
WellCare Health Plans, Inc. (I)	18,984	1,288,254

		20,408,375
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (I)	84,097	1,624,754
Life Sciences Tools & Services - 1.3%
Bio-Rad Laboratories, Inc., Class A (I)	8,732	889,965
Charles River
Laboratories International, Inc. (I)	21,930	770,401
Covance, Inc. (I)	26,952	1,286,419
Mettler-Toledo International, Inc. (I)	14,010	2,525,723
Techne Corp.	16,415	1,175,150

		6,647,658
Pharmaceuticals - 0.5%
Endo Pharmaceuticals Holdings, Inc. (I)	51,827	1,921,227
Medicis Pharmaceutical Corp., Class A (L)	27,988	977,901

		2,899,128

		53,676,469

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrials - 16.4%
Aerospace & Defense - 1.3%
Alliant Techsystems, Inc.	14,616	$876,960
BE Aerospace, Inc. (I)	45,752	2,097,272
Esterline Technologies Corp. (I)	13,580	882,021
Exelis, Inc.	81,882	860,580
Huntington Ingalls Industries, Inc. (I)	21,652	776,874
Triumph Group, Inc. (L)	19,156	1,222,153

		6,715,860
Air Freight & Logistics - 0.1%
UTi Worldwide, Inc.	45,593	735,871
Airlines - 0.3%
Alaska Air Group, Inc. (I)	15,756	1,080,389
JetBlue Airways Corp. (I) (L)	90,638	462,254

		1,542,643
Building Products - 0.4%
Fortune Brands Home & Security, Inc. (I)	69,023	1,334,905
Lennox International, Inc.	22,876	895,138

		2,230,043
Commercial Services & Supplies - 1.6%
Clean Harbors, Inc. (I)	20,949	1,406,935
Copart, Inc. (I)	23,660	1,177,795
Corrections Corp. of America (I)	44,136	1,106,048
Deluxe Corp.	22,543	556,136
Herman Miller, Inc.	25,830	542,430
HNI Corp.	19,886	502,718
Mine Safety Appliances Company	13,654	503,286
Rollins, Inc.	28,551	578,443
The Brinks Company	20,772	524,493
Waste Connections, Inc. (L)	49,625	1,613,805

		8,512,089
Construction & Engineering - 1.2%
AECOM Technology Corp. (I)	51,170	1,194,820
Granite Construction, Inc. (L)	15,438	441,527
KBR, Inc.	66,034	2,398,355
The Shaw Group, Inc. (I)	28,900	836,366
URS Corp.	35,318	1,541,631

		6,412,699
Electrical Equipment - 1.9%
Acuity Brands, Inc.	18,660	1,160,465
AMETEK, Inc.	71,022	3,380,647
General Cable Corp. (I) (L)	23,148	716,894
Hubbell, Inc., Class B	26,146	1,966,702
Regal-Beloit Corp.	18,419	1,243,283
Thomas & Betts Corp. (I)	23,090	1,667,791

		10,135,782
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	27,075	1,321,260
Machinery - 5.7%
AGCO Corp. (I)	43,112	2,225,873
CLARCOR, Inc.	22,285	1,124,724
Crane Company	21,675	1,052,755
Donaldson Company, Inc.	33,060	2,427,596
Gardner Denver, Inc.	22,441	1,541,248
Graco, Inc.	26,458	1,354,120
Harsco Corp.	35,814	796,145
IDEX Corp.	37,017	1,547,311
ITT Corp.	41,146	1,026,593
Kennametal, Inc.	35,325	1,627,423
Lincoln Electric Holdings, Inc.	37,177	1,717,206
Nordson Corp.	26,452	1,454,066

The accompanying notes are an integral part of the financial statements.	155

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Oshkosh Corp. (I)	40,557	$945,384
Pentair, Inc. (L)	43,730	1,683,605
SPX Corp.	22,631	1,655,231
Terex Corp. (I)	48,662	1,235,528
Timken Company	37,258	1,952,319
Trinity Industries, Inc. (L)	35,547	1,235,614
Valmont Industries, Inc. (L)	9,973	1,107,701
Wabtec Corp.	21,280	1,590,254
Woodward, Inc.	26,592	1,163,932

		30,464,628
Marine - 0.5%
Alexander & Baldwin, Inc. (L)	18,493	858,260
Kirby Corp. (I)	24,691	1,694,296

		2,552,556
Professional Services - 0.9%
FTI Consulting, Inc. (I)	18,066	723,905
Korn/Ferry International (I)	21,165	338,005
Manpower, Inc.	36,191	1,558,746
The Corporate Executive Board Company	14,767	611,944
Towers Watson & Company, Class A	22,881	1,463,011

		4,695,611
Road & Rail - 1.4%
Con-way, Inc.	24,654	728,526
J.B. Hunt Transport Services, Inc. (L)	39,866	2,041,538
Kansas City Southern (I)	48,725	3,390,286
Landstar System, Inc.	20,749	1,121,691
Werner Enterprises, Inc. (L)	19,701	477,158

		7,759,199
Trading Companies & Distributors - 0.9%
GATX Corp.	20,670	898,938
MSC Industrial Direct
Company, Inc., Class A (L)	20,302	1,612,182
United Rentals, Inc. (I) (L)	27,787	1,158,162
Watsco, Inc. (L)	12,593	899,014

		4,568,296

		87,646,537
Information Technology - 15.8%
Communications Equipment - 1.2%
ADTRAN, Inc.	28,239	995,425
Ciena Corp. (I) (L)	42,971	641,127
Plantronics, Inc.	19,300	719,890
Polycom, Inc. (I)	78,578	1,622,636
Riverbed Technology, Inc. (I)	68,766	1,957,768
Tellabs, Inc.	161,937	641,271

		6,578,117
Computers & Peripherals - 0.6%
Diebold, Inc.	27,905	1,091,923
NCR Corp. (I)	69,827	1,516,642
QLogic Corp. (I)	44,641	767,379

		3,375,944
Electronic Equipment, Instruments & Components - 2.3%
Arrow Electronics, Inc. (I)	49,568	1,990,155
Avnet, Inc. (I)	65,820	2,352,407
Ingram Micro, Inc., Class A (I)	68,055	1,301,892
Itron, Inc. (I)	18,068	802,581
National Instruments Corp.	41,130	1,094,058
Tech Data Corp. (I) (L)	18,310	979,219
Trimble Navigation, Ltd. (I)	54,701	2,750,913

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Vishay Intertechnology, Inc. (I)	69,730	$854,890

		12,126,115
Internet Software & Services - 1.4%
AOL, Inc. (I) (L)	43,183	775,567
Equinix, Inc. (I)	21,028	2,947,705
Monster Worldwide, Inc. (I)	57,140	396,552
Rackspace Hosting, Inc. (I)	45,933	2,399,540
ValueClick, Inc. (I) (L)	36,638	762,070

		7,281,434
IT Services - 3.0%
Acxiom Corp. (I)	34,721	487,483
Alliance Data Systems Corp. (I) (L)	22,142	2,687,153
Broadridge Financial Solutions, Inc.	55,052	1,339,966
Convergys Corp. (I) (L)	53,298	686,478
CoreLogic, Inc. (I)	47,239	726,536
DST Systems, Inc.	14,854	787,262
Gartner, Inc. (I)	41,975	1,689,914
Global Payments, Inc.	34,736	1,793,072
Jack Henry & Associates, Inc.	38,402	1,295,683
Lender Processing Services, Inc.	37,429	824,935
ManTech International Corp., Class A (L)	10,281	344,825
NeuStar, Inc., Class A (I)	28,998	1,016,380
VeriFone Systems, Inc. (I) (L)	46,694	2,236,176

		15,915,863
Office Electronics - 0.2%
Zebra Technologies Corp., Class A (I)	23,054	886,196
Semiconductors & Semiconductor Equipment - 2.7%
Atmel Corp. (I) (L)	205,217	2,074,744
Cree, Inc. (I)	51,185	1,550,394
Cypress Semiconductor Corp. (I)	68,704	1,185,144
Fairchild Semiconductor International, Inc. (I)	56,086	818,295
Integrated Device Technology, Inc. (I)	63,508	438,840
International Rectifier Corp. (I)	30,450	683,603
Intersil Corp., Class A	56,091	634,950
Lam Research Corp. (I) (L)	53,035	2,211,560
MEMC Electronic Materials, Inc. (I)	102,228	401,756
RF Micro Devices, Inc. (I)	123,305	588,165
Semtech Corp. (I)	29,408	844,304
Silicon Laboratories, Inc. (I) (L)	18,569	831,891
Skyworks Solutions, Inc. (I)	83,349	2,247,923

		14,511,569
Software - 4.4%
ACI Worldwide, Inc. (I)	14,864	561,562
Advent Software, Inc. (I) (L)	14,324	368,557
ANSYS, Inc. (I)	40,980	2,589,116
Cadence Design Systems, Inc. (I)	120,811	1,421,945
Compuware Corp. (I)	95,800	863,158
Concur Technologies, Inc. (I) (L)	20,635	1,216,433
FactSet Research Systems, Inc. (L)	20,034	1,750,972
Fair Isaac Corp.	15,835	641,001
Informatica Corp. (I)	47,176	2,319,172
Mentor Graphics Corp. (I)	41,397	627,579
MICROS Systems, Inc. (I)	35,548	1,846,008
Parametric Technology Corp. (I)	51,835	1,383,995
Quest Software, Inc. (I)	25,314	506,786
Rovi Corp. (I)	48,793	1,731,176
Solera Holdings, Inc.	31,453	1,509,744
Synopsys, Inc. (I)	63,575	1,937,130

The accompanying notes are an integral part of the financial statements.	156

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
TIBCO Software, Inc. (I)	71,520	$2,071,934

		23,346,268

		84,021,506
Materials - 6.2%
Chemicals - 2.8%
Albemarle Corp.	39,375	2,619,225
Ashland, Inc.	34,648	2,202,227
Cabot Corp.	28,439	1,152,064
Cytec Industries, Inc.	21,997	1,307,942
Intrepid Potash, Inc. (I) (L)	23,350	590,522
Minerals Technologies, Inc.	7,857	507,326
NewMarket Corp. (L)	4,698	857,056
Olin Corp.	35,564	747,911
RPM International, Inc.	58,132	1,387,611
Sensient Technologies Corp.	22,219	821,881
The Scotts Miracle-Gro Company, Class A (L)	19,200	899,328
Valspar Corp.	41,462	1,921,764

		15,014,857
Construction Materials - 0.3%
Martin Marietta Materials, Inc. (L)	20,271	1,740,671
Containers & Packaging - 1.5%
AptarGroup, Inc.	29,311	1,547,035
Greif, Inc., Class A	13,652	699,119
Packaging Corp. of America	43,367	1,285,398
Rock-Tenn Company, Class A	31,278	2,204,786
Silgan Holdings, Inc.	21,990	935,015
Sonoco Products Company	44,353	1,456,553

		8,127,906
Metals & Mining - 1.2%
Carpenter Technology Corp.	19,603	1,005,634
Commercial Metals Company	51,263	681,285
Compass Minerals International, Inc.	14,601	1,052,002
Reliance Steel & Aluminum Company	33,263	1,786,888
Steel Dynamics, Inc.	97,022	1,436,896
Worthington Industries, Inc.	23,987	404,661

		6,367,366
Paper & Forest Products - 0.4%
Domtar Corp.	16,168	1,550,026
Louisiana-Pacific Corp. (I)	60,447	493,852

		2,043,878

		33,294,678
Telecommunication Services - 0.5%
Diversified Telecommunication Services - 0.3%
TW Telecom, Inc. (I) (L)	66,254	1,431,086
Wireless Telecommunication Services - 0.2%
Telephone & Data Systems, Inc. (L)	44,367	1,121,154

		2,552,240
Utilities - 4.9%
Electric Utilities - 1.5%
Cleco Corp.	26,910	1,035,497
Great Plains Energy, Inc.	60,181	1,190,380
Hawaiian Electric Industries, Inc. (L)	42,583	1,066,704
IDACORP, Inc.	22,076	893,636
NV Energy, Inc.	104,676	1,641,320
PNM Resources, Inc.	35,334	635,305
Westar Energy, Inc.	51,977	1,430,407

		7,893,249

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Gas Utilities - 1.3%
Atmos Energy Corp.	40,087	$1,231,874
National Fuel Gas Company	36,747	1,849,477
Questar Corp.	78,766	1,513,883
UGI Corp.	51,219	1,446,937
WGL Holdings, Inc.	22,820	931,741

		6,973,912
Multi-Utilities - 1.9%
Alliant Energy Corp.	49,231	2,099,210
Black Hills Corp. (L)	17,505	574,864
MDU Resources Group, Inc.	83,742	1,817,201
NSTAR	45,954	2,155,223
OGE Energy Corp.	43,497	2,282,723
Vectren Corp.	36,313	1,061,066

		9,990,287
Water Utilities - 0.2%
Aqua America, Inc. (L)	61,470	1,365,249

		26,222,697

TOTAL COMMON STOCKS (Cost $399,948,110)		$518,426,070

SECURITIES LENDING COLLATERAL - 11.8%
John Hancock Collateral
Investment Trust, 0.3743% (W) (Y)	6,288,527	62,945,013

TOTAL SECURITIES LENDING
COLLATERAL (Cost $62,914,483)		$62,945,013

SHORT-TERM INVESTMENTS - 2.3%
Repurchase Agreement - 0.8%
Repurchase Agreement with State Street Corp.
dated 02/29/2012 at 0.010% to be
repurchased at $4,154,001 on 03/01/2012,
collateralized by $3,910,000 U.S. Treasury
Notes, 2.625% due 11/15/2020 (valued at
$4,238,026, including interest)	4,154,000	$4,154,000
U.S. Government Agency - 1.5%
Federal Home Loan Mortgage Corp. Discount
Notes, 0.0650%, 06/25/2012 *	6,000,000	5,998,743
Federal National Mortgage Association
Discount Notes, 0.0150%, 03/28/2012 *	2,100,000	2,099,976

		8,098,719

TOTAL SHORT-TERM INVESTMENTS (Cost $12,252,719)		$12,252,719

Total Investments (Mid Cap Index Fund)
(Cost $475,115,312) - 111.4%		$593,623,802
Other assets and liabilities, net - (11.4%)		(60,698,756)

TOTAL NET ASSETS - 100.0%		$532,925,046

Mid Cap Stock Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.3%
Consumer Discretionary - 23.0%
Diversified Consumer Services - 1.4%
Estacio Participacoes SA	632,000	$7,666,071
Sotheby’s	128,280	5,046,535

		12,712,606

The accompanying notes are an integral part of the financial statements.	157

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 1.0%
Buffalo Wild Wings, Inc. (I)	80,910	$6,997,906
Domino’s Pizza UK & IRL PLC	365,642	2,580,678

		9,578,584
Household Durables - 4.4%
D.R. Horton, Inc. (L)	303,180	4,347,601
Jarden Corp. (I)	321,638	11,344,172
Lennar Corp., Class A	190,840	4,461,839
PulteGroup, Inc. (I)	523,000	4,612,860
Tempur-Pedic International, Inc. (I)(L)	189,004	14,931,316

		39,697,788
Internet & Catalog Retail - 3.2%
priceline.com, Inc. (I)	18,953	11,883,910
Shutterfly, Inc. (I)(L)	304,653	8,335,306
TripAdvisor, Inc. (I)	269,100	8,673,093

		28,892,309
Leisure Equipment & Products - 0.8%
Brunswick Corp. (L)	302,814	7,240,283
Media - 2.0%
DreamWorks Animation SKG, Inc. (I)(L)	341,500	5,894,290
Sirius XM Radio, Inc. (I)(L)	5,644,390	12,756,321

		18,650,611
Specialty Retail - 4.5%
DSW, Inc., Class A	168,000	9,475,200
Express, Inc. (I)	478,911	11,398,082
GNC Holdings, Inc., Class A (I)	379,656	12,289,465
Urban Outfitters, Inc. (I)	257,910	7,322,065

		40,484,812
Textiles, Apparel & Luxury Goods - 5.7%
Coach, Inc.	109,660	8,206,954
Deckers Outdoor Corp. (I)(L)	170,150	12,720,414
Hanesbrands, Inc. (I)	479,910	13,787,814
PVH Corp.	108,550	9,227,836
Vera Bradley, Inc. (I)(L)	219,700	8,062,990

		52,006,008

		209,263,001
Energy - 10.8%
Energy Equipment & Services - 2.1%
Ensco International PLC, ADR	169,240	9,866,692
Tidewater, Inc. (L)	150,090	8,930,355

		18,797,047
Oil, Gas & Consumable Fuels - 8.7%
Bumi PLC (I)	251,887	3,131,595
Cabot Oil & Gas Corp.	262,560	9,158,093
Chesapeake Energy Corp. (L)	427,590	10,689,750
Cobalt International Energy, Inc. (I)	221,030	6,644,162
CONSOL Energy, Inc.	147,390	5,279,510
Karoon Gas Australia, Ltd. (I)	292,628	1,876,621
Newfield Exploration Company (I)	241,700	8,701,200
Pioneer Natural Resources Company	85,370	9,359,967
Southwestern Energy Company (I)(L)	190,900	6,311,154
Vallares PLC (I)	588,645	7,566,547
Whiting Petroleum Corp. (I)(L)	178,900	10,490,696

		79,209,295

		98,006,342
Financials - 4.5%
Commercial Banks - 2.9%
M&T Bank Corp.	111,030	9,062,269
Regions Financial Corp.	1,559,780	8,984,333

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Signature Bank (I)(L)	135,590	$8,048,622

		26,095,224
Diversified Financial Services - 1.6%
BM&F Bovespa SA	1,347,700	9,017,367
Justice Holdings, Ltd. (I)	408,482	5,782,313

		14,799,680

		40,894,904
Health Care - 14.4%
Biotechnology - 0.8%
Amylin Pharmaceuticals, Inc. (I)(L)	124,357	2,125,261
Onyx Pharmaceuticals, Inc. (I)	63,020	2,414,926
Regeneron Pharmaceuticals, Inc. (I)	27,290	2,859,719

		7,399,906
Health Care Equipment & Supplies - 7.5%
Edwards Lifesciences Corp. (I)	222,030	16,237,054
Gen-Probe, Inc. (I)	207,233	14,149,869
HeartWare International, Inc. (I)(L)	145,170	10,635,154
Hologic, Inc. (I)	841,660	17,447,612
Intuitive Surgical, Inc. (I)	19,170	9,807,755

		68,277,444
Health Care Providers & Services - 1.0%
Catalyst Health Solutions, Inc. (I)(L)	145,470	9,022,049
Health Care Technology - 2.5%
Allscripts Healthcare Solutions, Inc. (I)	393,740	7,607,057
SXC Health Solutions Corp. (I)	212,766	15,063,833

		22,670,890
Life Sciences Tools & Services - 1.4%
PAREXEL International Corp. (I)(L)	340,430	8,333,726
Waters Corp. (I)	50,970	4,566,912

		12,900,638
Pharmaceuticals - 1.2%
Auxilium Pharmaceuticals, Inc. (I)	238,020	4,703,275
Salix Pharmaceuticals, Ltd. (I)	114,400	5,642,208

		10,345,483

		130,616,410
Industrials - 11.3%
Aerospace & Defense - 0.9%
DigitalGlobe, Inc. (I)	559,320	8,602,342
Airlines - 1.1%
Spirit Airlines, Inc. (I)	521,400	10,182,942
Building Products - 0.5%
Owens Corning, Inc. (I)	145,100	4,592,415
Commercial Services & Supplies - 0.4%
Corrections Corp. of America (I)	154,300	3,866,758
Construction & Engineering - 2.6%
AECOM Technology Corp. (I)	505,450	11,802,258
Fluor Corp.	189,620	11,468,218

		23,270,476
Machinery - 3.9%
Colfax Corp. (I)	215,390	7,327,568
Flowserve Corp.	59,580	7,064,401
Navistar International Corp. (I)	186,250	7,781,525
WABCO Holdings, Inc. (I)	166,758	9,920,433
Westport Innovations, Inc. (I)(L)	80,060	3,240,028

		35,333,955

The accompanying notes are an integral part of the financial statements.	158

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail - 1.1%
Localiza Rent a Car SA	522,600	$9,653,150
Trading Companies & Distributors - 0.8%
United Rentals, Inc. (I)(L)	186,174	7,759,732

		103,261,770
Information Technology - 32.4%
Communications Equipment - 6.8%
Acme Packet, Inc. (I)(L)	106,200	3,236,976
ADTRAN, Inc.	242,900	8,562,225
Aruba Networks, Inc. (I)(L)	385,870	8,330,933
Ciena Corp. (I)	169,000	2,521,480
F5 Networks, Inc. (I)	82,165	10,267,338
Finisar Corp. (I)	496,810	10,080,275
Juniper Networks, Inc. (I)	379,280	8,632,413
Riverbed Technology, Inc. (I)	367,010	10,448,775

		62,080,415
Electronic Equipment, Instruments & Components - 2.6%
Jabil Circuit, Inc.	389,000	10,047,870
Trimble Navigation, Ltd. (I)	189,920	9,551,077
Universal Display Corp. (I)(L)	104,840	4,330,940

		23,929,887
Internet Software & Services - 4.0%
Equinix, Inc. (I)	95,520	13,389,994
InterActiveCorp	226,820	10,342,992
LinkedIn Corp., Class A (I)(L)	140,990	12,247,801

		35,980,787
IT Services - 3.8%
Gartner, Inc. (I)(L)	170,319	6,857,043
Genpact, Ltd. (I)	403,940	6,471,119
Teradata Corp. (I)	134,190	8,930,345
VeriFone Systems, Inc. (I)(L)	255,140	12,218,655

		34,477,162
Semiconductors & Semiconductor Equipment - 3.4%
Cypress Semiconductor Corp. (I)(L)	444,980	7,675,905
Skyworks Solutions, Inc. (I)	528,000	14,240,160
Xilinx, Inc. (L)	241,140	8,905,300

		30,821,365
Software - 11.8%
Activision Blizzard, Inc. (L)	339,340	4,055,113
BroadSoft, Inc. (I)(L)	320,590	11,659,858
Cadence Design Systems, Inc. (I)(L)	1,603,590	18,874,254
Concur Technologies, Inc. (I)(L)	224,270	13,220,717
Jive Software, Inc. (I)	246,940	5,385,761
MicroStrategy, Inc., Class A (I)	56,520	7,663,547
Red Hat, Inc. (I)	188,910	9,343,489
Salesforce.com, Inc. (I)(L)	116,420	16,666,687
Solera Holdings, Inc.	180,740	8,675,520
TIBCO Software, Inc. (I)	400,350	11,598,140

		107,143,086

		294,432,702
Materials - 2.2%
Chemicals - 0.9%
Methanex Corp.	267,760	8,391,597
Containers & Packaging - 1.0%
Ball Corp.	215,360	8,631,629
Metals & Mining - 0.3%
Molycorp, Inc. (I)(L)	111,930	2,764,671

		19,787,897

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunication Services - 0.7%
Wireless Telecommunication Services - 0.7%
MetroPCS Communications, Inc. (I)	597,150	$6,150,645

TOTAL COMMON STOCKS (Cost $756,724,679)		$902,413,671

SECURITIES LENDING COLLATERAL - 18.0%
John Hancock Collateral
Investment Trust, 0.3743% (W)(Y)	16,317,422	163,329,240

TOTAL SECURITIES LENDING
COLLATERAL (Cost $163,246,831)		$163,329,240

SHORT-TERM INVESTMENTS - 0.8%
Repurchase Agreement - 0.8%
Deutsche Tri-Party Repurchase Agreement
dated 02/29/2012 at 0.200% to be
repurchased at $7,300,041 on 03/01/2012,
collateralized by $7,422,372 Government
National Mortgage Association, 4.50% due
06/15/2039 (valued at $7,446,000
including interest)	$7,300,000	$7,300,000

TOTAL SHORT-TERM INVESTMENTS (Cost $7,300,000)		$7,300,000

Total Investments (Mid Cap Stock Fund)
(Cost $927,271,510) - 118.1%		$1,073,042,911
Other assets and liabilities, net - (18.1%)		(164,555,537)

TOTAL NET ASSETS - 100.0%		$908,487,374

Mid Cap Value Equity Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.5%
Consumer Discretionary - 13.0%
Auto Components - 2.0%
TRW Automotive Holdings Corp. (I)	30,635	$1,401,245
Visteon Corp. (I)	26,955	1,448,023

		2,849,268
Automobiles - 0.9%
Ford Motor Company	97,738	1,209,996
Diversified Consumer Services - 1.1%
Apollo Group, Inc., Class A (I)	9,345	398,471
Capella Education Company (I)	9,391	364,371
Corinthian Colleges, Inc. (I)	55,398	248,737
DeVry, Inc.	7,078	251,481
ITT Educational Services, Inc. (I) (L)	5,461	374,843

		1,637,903
Hotels, Restaurants & Leisure - 1.7%
Penn National Gaming, Inc. (I)	43,440	1,848,372
Royal Caribbean Cruises, Ltd.	21,189	603,675

		2,452,047
Household Durables - 0.5%
D.R. Horton, Inc. (L)	19,326	277,135
Lennar Corp., Class A (L)	16,438	384,320

		661,455
Internet & Catalog Retail - 0.6%
Liberty Interactive Corp., Series A (I)	45,519	853,936

The accompanying notes are an integral part of the financial statements.	159

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Leisure Equipment & Products - 0.4%
Hasbro, Inc. (L)	16,361	$577,871
Media - 3.7%
DISH Network Corp.	38,588	1,125,612
Liberty Media Corp. - Liberty
Capital, Series A (I)	7,106	638,758
National CineMedia, Inc.	60,029	955,061
Regal Entertainment Group (L)	50,543	698,504
Valassis Communications, Inc. (I) (L)	39,232	980,015
Virgin Media, Inc.	35,144	885,629

		5,283,579
Multiline Retail - 1.7%
Macy’s, Inc.	65,051	2,469,986
Specialty Retail - 0.4%
Aeropostale, Inc. (I) (L)	33,510	602,175

		18,598,216
Consumer Staples - 6.7%
Food Products - 3.7%
Dean Foods Company (I)	61,740	756,932
Post Holdings, Inc.	21,492	669,261
Ralcorp Holdings, Inc. (I)	29,508	2,201,297
Sara Lee Corp.	80,813	1,636,463

		5,263,953
Tobacco - 3.0%
Lorillard, Inc.	33,447	4,384,233

		9,648,186
Energy - 9.3%
Energy Equipment & Services - 3.0%
C&J Energy Services, Inc. (I) (L)	25,153	511,109
McDermott International, Inc. (I)	31,119	406,414
Nabors Industries, Ltd. (I)	57,032	1,242,157
Noble Corp. (I)	51,707	2,077,587

		4,237,267
Oil, Gas & Consumable Fuels - 6.3%
El Paso Corp.	47,420	1,318,750
Enbridge, Inc.	90,771	3,504,668
Pioneer Natural Resources Company (L)	7,412	812,652
QEP Resources, Inc.	29,037	991,323
SM Energy Company	7,343	578,041
Whiting Petroleum Corp. (I) (L)	31,211	1,830,213

		9,035,647

		13,272,914
Financials - 18.6%
Capital Markets - 2.2%
Invesco, Ltd.	100,499	2,489,360
Lazard, Ltd., Class A	23,315	710,175

		3,199,535
Commercial Banks - 8.2%
CIT Group, Inc. (I)	124,527	5,069,494
Comerica, Inc.	51,232	1,521,078
Cullen/Frost Bankers, Inc. (L)	5,661	319,733
Fifth Third Bancorp	120,014	1,633,391
Huntington Bancshares, Inc.	188,731	1,103,133
KeyCorp	25,698	208,154
M&T Bank Corp.	9,469	772,860
SunTrust Banks, Inc.	18,675	428,778
TCF Financial Corp.	58,243	627,860

		11,684,481

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services - 0.3%
PICO Holdings, Inc. (I)	17,631	$389,821
Insurance - 6.5%
Assurant, Inc.	32,849	1,395,097
Axis Capital Holdings, Ltd.	21,143	652,262
Everest Re Group, Ltd.	15,221	1,337,165
Lincoln National Corp. (L)	65,962	1,638,496
PartnerRe, Ltd.	11,699	742,185
Transatlantic Holdings, Inc.	13,607	824,584
Validus Holdings, Ltd.	14,235	434,025
XL Group PLC	111,265	2,314,312

		9,338,126
Real Estate Investment Trusts - 1.4%
Boston Properties, Inc.	3,402	345,473
Equity Residential	12,069	686,605
Rayonier, Inc. (L)	21,112	939,906

		1,971,984

		26,583,947
Health Care - 9.7%
Health Care Equipment & Supplies - 1.9%
Teleflex, Inc.	22,430	1,329,426
Zimmer Holdings, Inc. (I) (L)	22,629	1,374,712

		2,704,138
Health Care Providers & Services - 2.3%
CIGNA Corp.	44,004	1,941,016
Humana, Inc.	16,078	1,400,394

		3,341,410
Life Sciences Tools & Services - 2.0%
Agilent Technologies, Inc. (I)	64,713	2,822,781
Pharmaceuticals - 3.5%
Mylan, Inc. (I)	159,695	3,743,251
Watson Pharmaceuticals, Inc. (I)	22,291	1,300,011

		5,043,262

		13,911,591
Industrials - 17.5%
Aerospace & Defense - 0.4%
Embraer SA, ADR	17,174	516,250
Airlines - 1.1%
Delta Air Lines, Inc. (I)	56,792	557,130
United Continental Holdings, Inc. (I)	33,547	692,746
US Airways Group, Inc. (I) (L)	37,997	281,558

		1,531,434
Building Products - 0.9%
AO Smith Corp. (L)	30,388	1,372,322
Construction & Engineering - 2.3%
Chicago Bridge & Iron Company NV	34,356	1,598,241
Jacobs Engineering Group, Inc. (I)	17,457	806,863
KBR, Inc.	24,999	907,964

		3,313,068
Electrical Equipment - 3.9%
Cooper Industries PLC	70,977	4,345,212
Rockwell Automation, Inc.	15,191	1,214,976

		5,560,188
Machinery - 5.2%
AGCO Corp. (I)	27,040	1,396,075
Eaton Corp.	47,309	2,469,057
Navistar International Corp. (I)	36,331	1,517,909
Parker Hannifin Corp.	17,846	1,602,749

The accompanying notes are an integral part of the financial statements.	160

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Terex Corp. (I)	16,875	$428,456

		7,414,246
Road & Rail - 3.7%
Con-way, Inc.	15,834	467,895
J.B. Hunt Transport Services, Inc. (L)	33,297	1,705,139
Kansas City Southern (I)	34,258	2,383,672
Werner Enterprises, Inc. (L)	30,170	730,717

		5,287,423

		24,994,931
Information Technology - 7.3%
Communications Equipment - 0.4%
Juniper Networks, Inc. (I)	24,156	549,791
Computers & Peripherals - 1.1%
Diebold, Inc.	21,370	836,208
Western Digital Corp. (I)	19,506	765,611

		1,601,819
Electronic Equipment, Instruments & Components - 1.9%
Amphenol Corp., Class A	19,556	1,094,354
Avnet, Inc. (I)	43,093	1,540,144

		2,634,498
IT Services - 0.6%
Amdocs, Ltd. (I)	29,168	894,583
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro Devices, Inc. (I)	108,416	796,858
LSI Corp. (I)	245,798	2,113,863
Microchip Technology, Inc. (L)	42,678	1,539,395
ON Semiconductor Corp. (I)	28,954	262,613

		4,712,729

		10,393,420
Materials - 7.3%
Chemicals - 4.8%
Agrium, Inc.	4,180	355,969
Eastman Chemical Company (L)	68,843	3,726,472
PPG Industries, Inc.	31,063	2,834,499

		6,916,940
Containers & Packaging - 0.4%
Rock-Tenn Company, Class A	7,334	516,974
Metals & Mining - 1.4%
Allegheny Technologies, Inc.	13,328	584,699
Freeport-McMoRan Copper & Gold, Inc.	9,008	383,380
Nucor Corp. (L)	24,725	1,076,279

		2,044,358
Paper & Forest Products - 0.7%
Domtar Corp.	10,591	1,015,359

		10,493,631
Telecommunication Services - 1.4%
Diversified Telecommunication Services - 1.4%
CenturyLink, Inc.	51,573	2,075,813
Utilities - 6.7%
Electric Utilities - 2.1%
Entergy Corp.	12,475	831,209
NV Energy, Inc.	32,615	511,403
Pepco Holdings, Inc. (L)	34,596	672,546
Pinnacle West Capital Corp.	20,129	946,667

		2,961,825

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Gas Utilities - 0.3%
Questar Corp.	21,014	$403,889
Multi-Utilities - 4.3%
Ameren Corp.	14,261	457,350
CenterPoint Energy, Inc.	57,658	1,123,754
DTE Energy Company	25,944	1,400,717
Sempra Energy	22,513	1,333,670
Wisconsin Energy Corp. (L)	40,660	1,385,693
Xcel Energy, Inc.	18,885	500,264

		6,201,448

		9,567,162

TOTAL COMMON STOCKS (Cost $98,445,813)		$139,539,811

CONVERTIBLE BONDS - 0.2%
Materials - 0.2%
Cemex SAB de CV 3.750%, 03/15/2018 (S)	$312,000	$281,970

TOTAL CONVERTIBLE BONDS (Cost $312,000)		$281,970

SECURITIES LENDING COLLATERAL - 11.1%
John Hancock Collateral
Investment Trust, 0.3743% (W) (Y)	1,590,657	15,921,685

TOTAL SECURITIES LENDING
COLLATERAL (Cost $15,911,877)		$15,921,685

SHORT-TERM INVESTMENTS - 2.3%
Commercial Paper - 2.3%
Bank of Nova Scotia, 0.0675%, 03/01/2012 *	$3,200,000	$3,200,000

TOTAL SHORT-TERM INVESTMENTS (Cost $3,200,000)		$3,200,000

Total Investments (Mid Cap Value Equity Fund)
(Cost $117,869,690) - 111.1%		$158,943,466
Other assets and liabilities, net - (11.1%)		(15,870,650)

TOTAL NET ASSETS - 100.0%		$143,072,816

Mid Cap Value Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.8%
Consumer Discretionary - 13.6%
Auto Components - 1.4%
Autoliv, Inc.	6,700	$446,220
Lear Corp.	7,600	343,596
The Goodyear Tire & Rubber Company (I)	9,000	115,740
TRW Automotive Holdings Corp. (I)	7,920	362,261

		1,267,817
Distributors - 0.8%
Genuine Parts Company (L)	11,733	735,424
Diversified Consumer Services - 0.4%
H&R Block, Inc.	23,068	376,008
Hotels, Restaurants & Leisure - 2.1%
Darden Restaurants, Inc.	9,898	504,699
Hyatt Hotels Corp., Class A (I)	1,600	66,256
International Game Technology	14,200	213,284
MGM Resorts International (I) (L)	25,800	355,266
Royal Caribbean Cruises, Ltd.	10,385	295,869
Wyndham Worldwide Corp.	11,599	510,240

		1,945,614

The accompanying notes are an integral part of the financial statements.	161

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables - 3.5%
D.R. Horton, Inc. (L)	21,530	$308,740
Garmin, Ltd. (L)	8,800	415,272
Harman International Industries, Inc.	2,600	127,738
Leggett & Platt, Inc. (L)	10,349	234,198
Lennar Corp., Class A (L)	11,800	275,884
Mohawk Industries, Inc. (I)	4,383	278,364
Newell Rubbermaid, Inc.	21,832	399,526
NVR, Inc. (I) (L)	253	175,076
PulteGroup, Inc. (I) (L)	25,200	222,264
Toll Brothers, Inc. (I)	11,100	260,406
Whirlpool Corp. (L)	5,723	432,487

		3,129,955
Internet & Catalog Retail - 0.9%
Liberty Interactive Corp., Series A (I)	41,989	787,714
Leisure Equipment & Products - 1.1%
Hasbro, Inc. (L)	5,772	203,867
Mattel, Inc.	25,437	825,176

		1,029,043
Media - 1.1%
Clear Channel Outdoor
Holdings, Inc., Class A (I)	1,200	15,876
Gannett Company, Inc. (L)	17,631	261,644
Lamar Advertising Company, Class A (I)	1,700	55,590
The Interpublic Group of Companies, Inc.	22,800	267,216
The Washington Post Company, Class B (L)	190	74,841
Virgin Media, Inc.	7,700	194,040
Zynga Inc. (I) (L)	6,200	81,654

		950,861
Multiline Retail - 1.5%
J.C. Penney Company, Inc. (L)	12,000	475,200
Nordstrom, Inc.	12,564	673,682
Sears Holdings Corp. (I)	3,200	222,912

		1,371,794
Specialty Retail - 0.8%
American Eagle Outfitters, Inc.	12,900	187,566
GameStop Corp., Class A (L)	10,370	236,229
Guess?, Inc.	4,700	162,855
Williams-Sonoma, Inc.	4,500	173,700

		760,350

		12,354,580
Consumer Staples - 7.1%
Beverages - 2.4%
Beam, Inc.	10,574	582,416
Coca-Cola Enterprises, Inc.	23,400	676,260
Constellation Brands, Inc., Class A (I)	13,557	296,085
Dr. Pepper Snapple Group, Inc.	15,914	605,528

		2,160,289
Food & Staples Retailing - 0.6%
Safeway, Inc. (L)	25,600	549,120
Food Products - 3.5%
Bunge, Ltd.	10,815	728,066
Dean Foods Company (I)	13,700	167,962
Hormel Foods Corp.	7,012	199,632
McCormick & Company, Inc., Non-
Voting Shares (L)	9,085	458,338
Ralcorp Holdings, Inc. (I)	4,122	307,501
Smithfield Foods, Inc. (I) (L)	10,888	255,106
The J.M. Smucker Company	8,601	647,827

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
Tyson Foods, Inc., Class A	22,343	$422,506

		3,186,938
Household Products - 0.6%
Church & Dwight Company, Inc.	10,818	516,451

		6,412,798
Energy - 4.5%
Energy Equipment & Services - 1.4%
McDermott International, Inc. (I)	17,200	224,632
Nabors Industries, Ltd. (I)	21,630	471,101
Patterson-UTI Energy, Inc.	11,389	221,174
Rowan Companies, Inc. (I)	9,301	342,928

		1,259,835
Oil, Gas & Consumable Fuels - 3.1%
Alpha Natural Resources, Inc. (I)	16,600	308,096
Arch Coal, Inc. (L)	15,600	211,692
Cimarex Energy Company	6,491	523,629
Energen Corp.	5,472	291,275
Kinder Morgan Management LLC (I)	3,279	262,877
Newfield Exploration Company (I)	10,127	364,572
Plains Exploration & Production Company (I)	3,612	159,181
Southern Union Company	8,900	391,066
Tesoro Corp. (I)	10,576	280,581

		2,792,969

		4,052,804
Financials - 28.0%
Capital Markets - 1.5%
Affiliated Managers Group, Inc. (I)	2,500	265,975
Ares Capital Corp.	16,566	276,155
Jefferies Group, Inc. (L)	9,500	158,840
Legg Mason, Inc. (L)	10,211	279,679
LPL Investment Holdings, Inc. (I)	2,000	68,200
Raymond James Financial, Inc.	8,700	307,719

		1,356,568
Commercial Banks - 4.2%
BOK Financial Corp.	2,014	108,112
CIT Group, Inc. (I)	14,303	582,275
City National Corp.	3,700	173,900
Comerica, Inc.	14,769	438,492
Commerce Bancshares, Inc.	5,666	218,764
Cullen/Frost Bankers, Inc. (L)	4,200	237,216
First Horizon National Corp. (L)	19,285	181,279
First Republic Bank (I)	2,200	65,978
Huntington Bancshares, Inc.	65,172	380,930
KeyCorp	71,676	580,576
Regions Financial Corp.	94,757	545,800
Zions Bancorporation (L)	13,532	257,108

		3,770,430
Consumer Finance - 0.7%
SLM Corp.	38,277	603,246
Diversified Financial Services - 1.6%
Leucadia National Corp.	10,200	290,598
Moody’s Corp.	9,800	378,378
NYSE Euronext	19,700	586,469
The NASDAQ OMX Group, Inc. (I)	9,100	239,694

		1,495,139
Insurance - 8.2%
American Financial Group, Inc.	5,500	205,975
Assurant, Inc.	6,953	295,294
Assured Guaranty, Ltd.	12,395	208,236

The accompanying notes are an integral part of the financial statements.	162

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Axis Capital Holdings, Ltd.	9,372	$289,126
Cincinnati Financial Corp. (L)	11,355	399,355
Erie Indemnity Company	1,100	83,721
Everest Re Group, Ltd.	3,979	349,555
Fidelity National Financial, Inc., Class A	15,600	269,256
Genworth Financial, Inc., Class A (I)	37,103	337,266
HCC Insurance Holdings, Inc.	8,073	246,549
Lincoln National Corp. (L)	22,601	561,409
Markel Corp. (I)	705	287,605
Old Republic International Corp.	18,599	201,985
PartnerRe, Ltd.	4,725	299,754
Reinsurance Group of America, Inc.	5,379	310,207
RenaissanceRe Holdings, Ltd.	3,960	284,962
Torchmark Corp. (L)	7,674	371,729
Transatlantic Holdings, Inc.	4,757	288,274
Unum Group (L)	22,193	511,549
Validus Holdings, Ltd.	4,754	144,949
W.R. Berkley Corp.	8,737	312,348
White Mountains Insurance Group, Ltd.	528	262,004
Willis Group Holdings PLC	12,396	444,768
XL Group PLC	24,177	502,882

		7,468,758
Real Estate Investment Trusts - 10.6%
Alexandria Real Estate Equities, Inc.	4,700	336,943
American Capital Agency Corp. (L)	16,900	518,999
AvalonBay Communities, Inc.	7,156	927,919
Camden Property Trust	5,900	365,800
Chimera Investment Corp.	78,200	240,074
DDR Corp.	16,200	228,906
Digital Realty Trust, Inc. (L)	5,109	370,403
Duke Realty Corp.	18,500	256,780
Essex Property Trust, Inc.	1,700	237,983
Federal Realty Investment Trust	2,400	228,840
Health Care REIT, Inc. (L)	15,836	862,112
Hospitality Properties Trust	9,355	231,349
Host Hotels & Resorts, Inc.	34,590	545,830
Kimco Realty Corp.	30,669	563,696
Liberty Property Trust	8,762	297,207
Piedmont Office Realty Trust, Inc., Class A	13,100	230,822
Plum Creek Timber Company, Inc. (L)	12,136	475,246
Rayonier, Inc. (L)	9,206	409,851
Realty Income Corp.	10,000	368,900
Regency Centers Corp.	6,633	283,826
SL Green Realty Corp.	6,465	491,663
The Macerich Company	9,886	533,745
UDR, Inc.	16,523	413,405
Weingarten Realty Investors	8,763	218,199

		9,638,498
Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc.	1,200	97,692
Thrifts & Mortgage Finance - 1.1%
Hudson City Bancorp, Inc.	34,800	238,380
New York Community Bancorp, Inc. (L)	33,004	429,382
People’s United Financial, Inc.	27,579	347,220

		1,014,982

		25,445,313
Health Care - 3.6%
Health Care Equipment & Supplies - 0.9%
Alere, Inc. (I)	6,002	152,631
CareFusion Corp. (I)	8,500	219,385

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Hologic, Inc. (I)	19,830	$411,076

		783,092
Health Care Providers & Services - 1.2%
Coventry Health Care, Inc. (I) (L)	10,854	354,817
Lincare Holdings, Inc. (L)	6,800	182,648
Omnicare, Inc.	8,494	298,819
Universal Health Services, Inc., Class B	6,592	294,069

		1,130,353
Pharmaceuticals - 1.5%
Endo Pharmaceuticals Holdings, Inc. (I)	8,800	326,216
Hospira, Inc. (I)	12,400	441,688
Watson Pharmaceuticals, Inc. (I)	9,660	563,371

		1,331,275

		3,244,720
Industrials - 9.8%
Aerospace & Defense - 0.8%
L-3 Communications Holdings, Inc.	7,500	526,875
Spirit Aerosystems Holdings, Inc., Class A (I)	8,700	208,452

		735,327
Airlines - 1.9%
Delta Air Lines, Inc. (I)	63,700	624,897
Southwest Airlines Company	58,900	528,922
United Continental Holdings, Inc. (I)	24,900	514,185

		1,668,004
Building Products - 0.5%
Masco Corp.	17,165	203,920
Owens Corning, Inc. (I)	8,600	272,190

		476,110
Commercial Services & Supplies - 1.1%
Avery Dennison Corp.	7,400	225,700
Cintas Corp. (L)	8,621	332,426
Pitney Bowes, Inc. (L)	14,820	268,687
R.R. Donnelley & Sons Company (L)	13,793	190,619

		1,017,432
Construction & Engineering - 1.3%
AECOM Technology Corp. (I)	7,881	184,021
KBR, Inc.	11,079	402,389
Quanta Services, Inc. (I)	15,175	317,158
URS Corp.	5,913	258,102

		1,161,670
Electrical Equipment - 1.1%
Cooper Industries PLC	11,880	727,294
Hubbell, Inc., Class B	3,900	293,358

		1,020,652
Machinery - 1.6%
Flowserve Corp.	2,700	320,139
Pall Corp.	4,231	268,457
Pentair, Inc. (L)	7,422	285,747
SPX Corp.	3,747	274,056
Timken Company	6,100	319,640

		1,468,039
Professional Services - 1.2%
Equifax, Inc.	9,000	378,360
Manpower, Inc.	6,036	259,971
Robert Half International, Inc.	5,000	142,150
Towers Watson & Company, Class A	4,189	267,845

		1,048,326

The accompanying notes are an integral part of the financial statements.	163

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail - 0.3%
Hertz Global Holdings, Inc. (I)	20,500	$293,150

		8,888,710
Information Technology - 11.1%
Communications Equipment - 0.4%
Harris Corp. (L)	8,855	386,344
Computers & Peripherals - 2.4%
Lexmark International, Inc., Class A	5,792	213,609
SanDisk Corp. (I)	9,094	449,789
Seagate Technology PLC	31,538	828,184
Western Digital Corp. (I)	17,535	688,249

		2,179,831
Electronic Equipment, Instruments & Components - 2.0%
Arrow Electronics, Inc. (I)	8,441	338,906
Avnet, Inc. (I)	11,206	400,502
Flextronics International, Ltd. (I)	34,799	245,333
Ingram Micro, Inc., Class A (I)	11,486	219,727
Jabil Circuit, Inc.	14,381	371,461
Molex, Inc. (L)	4,642	125,798
Molex, Inc., Class A	5,579	124,802

		1,826,529
Internet Software & Services - 0.3%
InterActiveCorp (L)	5,810	264,936
IT Services - 1.2%
Broadridge Financial Solutions, Inc.	9,300	226,362
Computer Sciences Corp.	11,680	370,957
SAIC, Inc. (I) (L)	20,000	244,400
Total Systems Services, Inc.	12,900	282,252

		1,123,971
Semiconductors & Semiconductor Equipment - 4.4%
Advanced Micro Devices, Inc. (I)	44,700	328,545
First Solar, Inc. (I) (L)	1,400	45,220
KLA-Tencor Corp.	12,569	608,340
Lam Research Corp. (I) (L)	5,933	247,406
LSI Corp. (I)	42,000	361,200
Maxim Integrated Products, Inc.	21,964	612,576
Microchip Technology, Inc. (L)	14,395	519,228
Micron Technology, Inc. (I)	66,196	565,976
NVIDIA Corp. (I)	23,000	348,450
ON Semiconductor Corp. (I)	34,000	308,380

		3,945,321
Software - 0.4%
Synopsys, Inc. (I)	10,800	329,076

		10,056,008
Materials - 8.3%
Chemicals - 3.1%
Airgas, Inc.	5,423	446,476
Ashland, Inc.	5,936	377,292
CF Industries Holdings, Inc.	3,200	595,200
Eastman Chemical Company (L)	10,296	557,322
Huntsman Corp.	14,200	193,972
International Flavors & Fragrances, Inc. (L)	6,102	347,997
Valspar Corp.	6,700	310,545

		2,828,804
Construction Materials - 0.8%
Martin Marietta Materials, Inc. (L)	3,392	291,271
Vulcan Materials Company	9,707	432,544

		723,815

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Containers & Packaging - 1.7%
Bemis Company, Inc.	7,624	$239,165
Greif, Inc., Class A	1,830	93,714
Owens-Illinois, Inc. (I)	12,060	288,234
Rock-Tenn Company, Class A	5,200	366,548
Sealed Air Corp.	13,104	257,232
Sonoco Products Company (L)	7,505	246,464

		1,491,357
Metals & Mining - 2.0%
Allegheny Technologies, Inc.	7,600	333,412
Cliffs Natural Resources, Inc. (L)	6,972	442,583
Reliance Steel & Aluminum Company	5,528	296,964
Steel Dynamics, Inc.	15,200	225,112
Titanium Metals Corp.	6,500	95,290
United States Steel Corp. (L)	10,863	295,691
Walter Energy, Inc.	1,600	103,728

		1,792,780
Paper & Forest Products - 0.7%
Domtar Corp.	2,900	278,023
MeadWestvaco Corp.	12,909	390,885

		668,908

		7,505,664
Telecommunication Services - 1.3%
Diversified Telecommunication Services - 1.1%
Frontier Communications Corp. (L)	75,105	344,732
Level 3 Communications, Inc. (I)	3,900	94,809
Windstream Corp.	43,946	530,868

		970,409
Wireless Telecommunication Services - 0.2%
Telephone & Data Systems, Inc. (L)	7,091	179,190
United States Cellular Corp. (I)	1,033	44,564

		223,754

		1,194,163
Utilities - 11.5%
Electric Utilities - 1.6%
Northeast Utilities	13,362	479,696
NV Energy, Inc.	17,300	271,264
Pepco Holdings, Inc. (L)	17,168	333,746
Pinnacle West Capital Corp. (L)	8,243	387,668

		1,472,374
Gas Utilities - 1.6%
AGL Resources, Inc.	8,591	342,523
National Fuel Gas Company	5,310	267,252
ONEOK, Inc.	7,253	599,388
UGI Corp.	8,776	247,922

		1,457,085
Independent Power Producers & Energy Traders - 1.1%
Calpine Corp. (I)	11,800	180,658
Constellation Energy Group, Inc.	14,369	521,020
NRG Energy, Inc. (I) (L)	17,703	302,721

		1,004,399
Multi-Utilities - 6.4%
Alliant Energy Corp.	8,409	358,560
Ameren Corp.	18,192	583,417
CenterPoint Energy, Inc.	30,491	594,270
CMS Energy Corp. (L)	19,122	409,402
DTE Energy Company	12,766	689,236
Integrys Energy Group, Inc.	5,930	308,538
MDU Resources Group, Inc.	14,300	310,310

The accompanying notes are an integral part of the financial statements.	164

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multi-Utilities (continued)
NiSource, Inc.	21,158	$507,792
NSTAR	7,855	368,400
OGE Energy Corp.	7,383	387,460
SCANA Corp. (L)	9,330	419,850
TECO Energy, Inc. (L)	15,452	277,363
Wisconsin Energy Corp. (L)	17,390	592,651

		5,807,249
Water Utilities - 0.8%
American Water Works Company, Inc.	13,211	452,873
Aqua America, Inc.	10,180	226,098

		678,971

		10,420,078

TOTAL COMMON STOCKS (Cost $84,153,379)		$89,574,838

SECURITIES LENDING COLLATERAL - 19.1%
John Hancock Collateral
Investment Trust, 0.3743% (W) (Y)	1,729,076	17,307,185

TOTAL SECURITIES LENDING
COLLATERAL (Cost $17,300,770)		$17,307,185

SHORT-TERM INVESTMENTS - 1.4%
Money Market Funds - 1.3%
AIM Short-Term Investment Trust, STIC
Prime Portfolio, 0.1000% (Y)	1,227,049	1,227,049
U.S. Government - 0.1%
U.S. Treasury Bill
0.020%, 03/29/2012 *	$30,000	$30,000
0.051%, 05/17/2012 *	45,000	44,994

		74,994

TOTAL SHORT-TERM INVESTMENTS (Cost $1,302,043)		$1,302,043

Total Investments (Mid Cap Value Index Fund)
(Cost $102,756,192) - 119.3%		$108,184,066
Other assets and liabilities, net - (19.3%)		(17,529,860)

TOTAL NET ASSETS - 100.0%		$90,654,206

Mid Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 91.3%
Consumer Discretionary - 14.9%
Auto Components - 1.1%
Visteon Corp. (I)	66,800	$3,588,496
Visteon Corp. (I) (S)	19,000	1,020,680

		4,609,176
Diversified Consumer Services - 2.2%
Career Education Corp. (I)	90,100	776,662
H&R Block, Inc. (L)	161,500	2,632,450
Strayer Education, Inc. (L)	23,700	2,438,612
Weight Watchers International, Inc. (L)	46,400	3,618,272

		9,465,996
Hotels, Restaurants & Leisure - 1.3%
International Game Technology	231,000	3,469,620
WMS Industries, Inc. (I)	86,900	1,914,407

		5,384,027

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet & Catalog Retail - 0.6%
Liberty Interactive Corp., Series A (I)	70,500	$1,322,580
Netflix, Inc. (I) (L)	10,800	1,195,884

		2,518,464
Leisure Equipment & Products - 1.8%
Hasbro, Inc.	48,200	1,702,424
Mattel, Inc.	132,600	4,301,544
Sankyo Company, Ltd.	33,900	1,626,648

		7,630,616
Media - 5.4%
Cablevision Systems Corp., Class A	191,400	2,723,622
Charter Communications, Inc., Class A (I)	63,735	4,041,436
DISH Network Corp.	99,900	2,914,084
DreamWorks Animation SKG, Inc. (I) (L)	201,100	3,470,986
Liberty Media Corp. - Liberty
Capital, Series A (I)	14,216	1,277,876
Meredith Corp. (L)	97,300	3,201,170
Scholastic Corp. (L)	50,300	1,537,671
The Washington Post Company, Class B (L)	9,500	3,742,050

		22,908,895
Multiline Retail - 0.8%
J.C. Penney Company, Inc. (L)	86,600	3,429,360
Specialty Retail - 1.7%
CarMax, Inc. (I) (L)	48,900	1,500,741
The Gap, Inc. (L)	256,600	5,994,176

		7,494,917

		63,441,451
Consumer Staples - 8.1%
Beverages - 1.4%
Beam, Inc.	74,000	4,075,920
Brown Forman Corp., Class B	23,700	1,935,105

		6,011,025
Food & Staples Retailing - 2.1%
Sysco Corp. (L)	99,600	2,930,232
The Kroger Company	249,700	5,940,363

		8,870,595
Food Products - 3.1%
Campbell Soup Company (L)	105,200	3,505,264
Flowers Foods, Inc. (L)	87,000	1,665,180
Kellogg Company	73,200	3,832,020
McCormick & Company, Inc., Non
Voting Shares	49,500	2,497,275
Tootsie Roll Industries, Inc. (L)	64,162	1,491,767

		12,991,506
Household Products - 0.7%
Clorox Company	41,300	2,792,293
Personal Products - 0.8%
Avon Products, Inc.	188,900	3,530,541

		34,195,960
Energy - 8.0%
Energy Equipment & Services - 0.9%
Exterran Holdings, Inc. (I)	276,100	3,975,840
Oil, Gas & Consumable Fuels - 7.1%
CONSOL Energy, Inc.	82,100	2,940,822
EQT Corp.	34,800	1,845,096
Hess Corp.	75,300	4,888,476
Murphy Oil Corp.	66,200	4,232,828
Nexen, Inc.	481,200	9,806,856

The accompanying notes are an integral part of the financial statements.	165

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
QEP Resources, Inc.	143,600	$4,902,504
Valero Energy Corp.	64,400	1,577,156

		30,193,738

		34,169,578
Financials - 23.5%
Capital Markets - 6.3%
E*TRADE Financial Corp. (I)	639,010	6,153,666
Federated Investors, Inc., Class B (L)	50,700	1,038,843
Greenhill & Company, Inc. (L)	53,000	2,329,880
Janus Capital Group, Inc. (L)	405,900	3,580,038
Lazard, Ltd., Class A	58,600	1,784,956
Legg Mason, Inc.	103,800	2,843,082
Northern Trust Corp.	197,500	8,770,975

		26,501,440
Commercial Banks - 4.2%
CIT Group, Inc. (I)	183,300	7,462,143
Commerce Bancshares, Inc. (L)	40,963	1,581,581
First Horizon National Corp.	275,158	2,586,485
M&T Bank Corp. (L)	23,300	1,901,746
SunTrust Banks, Inc.	34,800	799,008
Westamerica Bancorp. (L)	69,000	3,267,840

		17,598,803
Consumer Finance - 0.7%
Discover Financial Services	102,200	3,067,022
Insurance - 7.1%
Axis Capital Holdings, Ltd.	67,000	2,066,950
Fidelity National Financial, Inc., Class A	271,800	4,691,268
First American Financial Corp.	314,100	4,837,140
Kemper Corp.	91,800	2,627,316
Marsh & McLennan Companies, Inc.	159,100	4,963,920
OneBeacon Insurance Group, Ltd.	39,500	602,375
The Progressive Corp.	182,900	3,917,718
White Mountains Insurance Group, Ltd.	13,100	6,500,482

		30,207,169
Real Estate Investment Trusts - 3.4%
Cousins Properties, Inc.	184,048	1,360,115
General Growth Properties, Inc.	155,447	2,529,123
Prologis, Inc.	75,481	2,540,690
Weingarten Realty Investors (L)	76,600	1,907,340
Weyerhaeuser Company	292,197	6,103,995

		14,441,263
Real Estate Management & Development - 0.8%
Forest City Enterprises, Inc., Class A (I)	93,900	1,372,818
The St. Joe Company (I) (L)	125,600	2,023,416

		3,396,234
Thrifts & Mortgage Finance - 1.0%
BankUnited, Inc.	78,500	1,807,855
Capitol Federal Financial, Inc.	219,612	2,567,264

		4,375,119

		99,587,050
Health Care - 5.3%
Biotechnology - 0.2%
Dendreon Corp. (I) (L)	64,000	720,640
Health Care Equipment & Supplies - 0.7%
Wright Medical Group, Inc. (I)	95,700	1,584,792
Zimmer Holdings, Inc.	22,900	1,391,175

		2,975,967

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services - 3.2%
HealthSouth Corp. (I) (L)	244,300	$4,973,948
Kindred Healthcare, Inc. (I) (L)	170,700	1,756,503
Quest Diagnostics, Inc.	37,500	2,176,875
Select Medical Holdings Corp. (I)	198,300	1,669,686
Tenet Healthcare Corp. (I)	492,400	2,782,060

		13,359,072
Pharmaceuticals - 1.2%
Forest Laboratories, Inc. (I)	50,200	1,632,504
Hospira, Inc. (I)	102,000	3,633,240

		5,265,744

		22,321,423
Industrials - 10.1%
Aerospace & Defense - 3.0%
Raytheon Company	83,100	4,198,212
Textron, Inc.	310,100	8,530,851

		12,729,063
Airlines - 2.2%
Delta Air Lines, Inc. (I)	257,000	2,521,170
Southwest Airlines Company	750,400	6,738,592

		9,259,762
Building Products - 0.4%
Fortune Brands Home & Security, Inc. (I)	93,400	1,806,356
Commercial Services & Supplies - 0.9%
Cintas Corp. (L)	102,000	3,933,120
Electrical Equipment - 0.5%
The Babcock & Wilcox Company (I)	82,200	2,115,828
Machinery - 1.3%
Ingersoll-Rand PLC (L)	109,200	4,354,896
WABCO Holdings, Inc. (I)	20,900	1,243,341

		5,598,237
Professional Services - 1.6%
Equifax, Inc.	31,500	1,324,260
Manpower, Inc.	120,000	5,168,400

		6,492,660
Road & Rail - 0.2%
Hertz Global Holdings, Inc. (I) (L)	65,800	940,940

		42,875,966
Information Technology - 6.4%
Communications Equipment - 0.8%
Motorola Mobility Holdings, Inc. (I)	63,300	2,513,010
Tellabs, Inc.	187,700	743,292

		3,256,302
Electronic Equipment, Instruments & Components - 1.5%
AVX Corp.	133,200	1,763,568
Molex, Inc., Class A	199,800	4,469,526

		6,233,094
Internet Software & Services - 0.5%
Equinix, Inc. (I)	13,900	1,948,502
IT Services - 2.4%
Automatic Data Processing, Inc.	3,900	211,848
CoreLogic, Inc. (I)	212,700	3,271,326
Lender Processing Services, Inc.	193,900	4,273,556
Paychex, Inc.	48,600	1,521,180
SAIC, Inc. (I) (L)	74,800	914,056

		10,191,966

The accompanying notes are an integral part of the financial statements.	166

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 1.0%
ASML Holding NV (L)	44,000	$2,004,200
Marvell Technology Group, Ltd. (I)	82,100	1,231,500
NVIDIA Corp. (I)	71,700	1,086,255

		4,321,955
Software - 0.2%
Electronic Arts, Inc. (I) (L)	66,200	1,081,046

		27,032,865
Materials - 5.9%
Chemicals - 1.5%
Ecolab, Inc.	53,606	3,216,360
International Flavors & Fragrances, Inc.	57,200	3,262,116

		6,478,476
Construction Materials - 1.1%
Vulcan Materials Company	106,000	4,723,360
Containers & Packaging - 0.8%
Packaging Corp. of America	117,700	3,488,628
Metals & Mining - 2.0%
Agnico Eagle Mines, Ltd.	90,600	3,288,780
AngloGold Ashanti, Ltd., ADR	74,000	3,141,300
Franco-Nevada Corp.	44,100	1,948,610

		8,378,690
Paper & Forest Products - 0.5%
MeadWestvaco Corp.	69,300	2,098,404

		25,167,558
Telecommunication Services - 1.2%
Diversified Telecommunication Services - 0.1%
Hellenic Telecommunications
Organization SA, ADR	122,500	202,125
Wireless Telecommunication Services - 1.1%
Telephone & Data Systems, Inc. (L)	186,542	4,713,916

		4,916,041
Utilities - 7.9%
Electric Utilities - 4.4%
American Electric Power Company, Inc.	76,700	2,884,687
Duke Energy Corp. (L)	70,200	1,468,584
FirstEnergy Corp.	159,854	7,079,934
Pepco Holdings, Inc.	72,400	1,407,456
Pinnacle West Capital Corp.	13,100	616,093
PPL Corp.	190,000	5,424,500

		18,881,254
Independent Power Producers & Energy Traders - 2.5%
Calpine Corp. (I)	243,100	3,721,861
GenOn Energy, Inc. (I)	1,641,084	4,037,067
NRG Energy, Inc. (I)	107,400	1,836,540
The AES Corp. (I)	74,600	1,011,576

		10,607,044
Multi-Utilities - 1.0%
NiSource, Inc.	169,600	4,070,400

		33,558,698

TOTAL COMMON STOCKS (Cost $338,188,477)		$387,266,590

PREFERRED SECURITIES - 0.3%
Financials - 0.2%
Insurance - 0.2%
Assured Guaranty, Ltd., 8.500%	10,250	687,109

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Utilities - 0.1%
Electric Utilities - 0.1%
PPL Corp., 9.500%	8,300	$456,085

TOTAL PREFERRED SECURITIES (Cost $978,205)		$1,143,194

CONVERTIBLE BONDS - 0.7%
Financials - 0.2%
Janus Capital Group, Inc. 3.250%, 07/15/2014 $	773,000	$835,806
Materials - 0.5%
Alcoa, Inc. 5.250%, 03/15/2014	1,383,000	2,351,100

TOTAL CONVERTIBLE BONDS (Cost $3,190,853)		$3,186,906

SECURITIES LENDING COLLATERAL - 14.9%
John Hancock Collateral
Investment Trust, 0.3743% (W) (Y)	6,328,483	63,344,955

TOTAL SECURITIES LENDING
COLLATERAL (Cost $63,317,453)		$63,344,955

SHORT-TERM INVESTMENTS - 7.7%
Money Market Funds - 7.7%
State Street Institutional U.S. Government
Money Market Fund, 0.0019% (Y)	5,895,655	5,895,655
T. Rowe Price Prime Reserve
Fund, 0.0948% (Y)	26,670,545	26,670,545

		32,566,200

TOTAL SHORT-TERM INVESTMENTS (Cost $32,566,200)		$32,566,200

Total Investments (Mid Value Fund)
(Cost $438,241,188) - 114.9%		$487,507,845
Other assets and liabilities, net - (14.9%)		(63,242,212)

TOTAL NET ASSETS - 100.0%		$424,265,633

Mutual Shares Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 88.8%
Consumer Discretionary - 7.9%
Automobiles - 0.8%
General Motors Company (I)	119,990	$3,122,140
Household Durables - 0.1%
D.R. Horton, Inc.	22,195	318,276
Leisure Equipment & Products - 0.7%
Mattel, Inc.	81,815	2,654,079
Media - 5.7%
British Sky Broadcasting Group PLC	288,314	3,070,280
Comcast Corp., Special Class A	22,537	644,333
News Corp., Class A	224,634	4,463,478
News Corp., Class B	65,022	1,319,296
Reed Elsevier PLC	86,608	757,041
Time Warner Cable, Inc.	80,619	6,396,311
Viacom, Inc., Class B	117,970	5,617,731

		22,268,470
Multiline Retail - 0.6%
Kohl’s Corp.	51,810	2,573,921

		30,936,886

The accompanying notes are an integral part of the financial statements.	167

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Mutual Shares Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Staples - 20.4%
Beverages - 3.7%
Coca-Cola Enterprises, Inc.	83,765	$2,420,809
Dr. Pepper Snapple Group, Inc.	93,118	3,543,140
PepsiCo, Inc.	47,023	2,959,628
Pernod-Ricard SA	52,720	5,448,562

		14,372,139
Food & Staples Retailing - 4.7%
CVS Caremark Corp.	236,063	10,646,441
The Kroger Company	213,399	5,076,762
Wal-Mart Stores, Inc.	47,519	2,807,423

		18,530,626
Food Products - 3.2%
General Mills, Inc.	94,615	3,624,701
Kraft Foods, Inc., Class A	229,433	8,734,514

		12,359,215
Tobacco - 8.8%
Altria Group, Inc.	217,670	6,551,867
British American Tobacco PLC	220,841	11,161,742
Imperial Tobacco Group PLC	166,732	6,607,330
Lorillard, Inc.	32,549	4,266,523
Philip Morris International, Inc.	41,668	3,480,111
Reynolds American, Inc.	53,806	2,256,086

		34,323,659

		79,585,639
Energy - 10.7%
Energy Equipment & Services - 1.8%
Ensco International PLC, ADR	34,728	2,024,642
Exterran Holdings, Inc. (I)	49,222	708,797
Transocean, Ltd.	83,278	4,442,049

		7,175,488
Oil, Gas & Consumable Fuels - 8.9%
Apache Corp.	48,100	5,191,433
BP PLC	316,330	2,482,785
El Paso Corp.	96,060	2,671,429
Marathon Oil Corp.	236,338	8,009,495
Marathon Petroleum Corp.	66,054	2,744,544
Murphy Oil Corp.	48,460	3,098,532
Royal Dutch Shell PLC	179,190	6,539,118
The Williams Companies, Inc.	104,648	3,126,882
WPX Energy, Inc. (I)	34,882	633,457

		34,497,675

		41,673,163
Financials - 12.0%
Capital Markets - 1.6%
Morgan Stanley	210,736	3,907,045
UBS AG Swiss Exchange (I)	168,641	2,356,034

		6,263,079
Commercial Banks - 2.9%
CIT Group, Inc. (I)	31,784	1,293,927
KB Financial Group, Inc.	32,397	1,183,415
PNC Financial Services Group, Inc.	102,072	6,075,325
Wells Fargo & Company	87,341	2,732,900

		11,285,567
Diversified Financial Services - 1.8%
Citigroup, Inc.	88,889	2,961,781
Deutsche Boerse AG	32,529	2,156,895

Mutual Shares Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
NYSE Euronext	66,178	$1,970,119

		7,088,795
Insurance - 5.5%
ACE, Ltd.	75,649	5,424,790
Alleghany Corp. (I)(L)	5,210	1,691,374
American International Group, Inc. (I)	146,200	4,271,964
MetLife, Inc.	75,270	2,901,659
White Mountains Insurance Group, Ltd.	9,814	4,869,903
Zurich Financial Services AG (I)	9,448	2,377,633

		21,537,323
Real Estate Management & Development - 0.2%
Forestar Group, Inc. (I)	37,350	586,022

		46,760,786
Health Care - 13.5%
Biotechnology - 1.5%
Amgen, Inc.	86,706	5,891,673
Health Care Equipment & Supplies - 2.1%
Boston Scientific Corp. (I)	420,938	2,618,234
Medtronic, Inc.	145,390	5,542,267

		8,160,501
Health Care Providers & Services - 3.1%
Community Health Systems, Inc. (I)	99,543	2,512,465
Coventry Health Care, Inc. (I)	88,475	2,892,248
Tenet Healthcare Corp. (I)	522,783	2,953,724
UnitedHealth Group, Inc.	65,977	3,678,218

		12,036,655
Pharmaceuticals - 6.8%
Eli Lilly & Company	115,219	4,521,194
Hospira, Inc. (I)	47,584	1,694,942
Merck & Company, Inc.	263,460	10,056,268
Pfizer, Inc.	364,401	7,688,861
Teva Pharmaceutical Industries, Ltd., ADR	54,210	2,429,150

		26,390,415

		52,479,244
Industrials - 6.3%
Aerospace & Defense - 2.5%
Goodrich Corp.	16,900	2,128,893
Huntington Ingalls Industries, Inc. (I)	67,286	2,414,222
Raytheon Company	103,260	5,216,695

		9,759,810
Air Freight & Logistics - 0.5%
PostNL	123,621	730,767
TNT Express NV	111,134	1,383,172

		2,113,939
Building Products - 0.9%
Owens Corning, Inc. (I)	103,800	3,285,270
Industrial Conglomerates - 0.0%
Orkla ASA	5,539	46,009
Machinery - 1.2%
Oshkosh Corp. (I)	82,880	1,931,933
Stanley Black & Decker, Inc.	35,921	2,758,733

		4,690,666
Marine - 1.2%
A P Moller Maersk A/S, Series A	563	4,520,770

		24,416,464

The accompanying notes are an integral part of the financial statements.	168

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Mutual Shares Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Information Technology - 8.7%
Communications Equipment - 1.8%
Cisco Systems, Inc.	257,100	$5,111,148
Motorola Mobility Holdings, Inc. (I)	51,170	2,031,449

		7,142,597
Electronic Equipment, Instruments & Components - 1.0%
TE Connectivity, Ltd.	101,553	3,711,762
Internet Software & Services - 0.8%
Google, Inc., Class A (I)	4,887	3,021,388
Office Electronics - 1.5%
Xerox Corp.	706,443	5,814,026
Software - 3.6%
Microsoft Corp.	298,691	9,480,452
Nintendo Company, Ltd.	9,200	1,346,197
Symantec Corp. (I)	178,253	3,180,034

		14,006,683

		33,696,456
Materials - 4.3%
Chemicals - 0.8%
Linde AG	18,040	2,996,439
Metals & Mining - 0.8%
ThyssenKrupp AG	114,130	3,079,906
Paper & Forest Products - 2.7%
Domtar Corp.	19,454	1,865,055
International Paper Company	180,559	6,346,649
MeadWestvaco Corp.	78,846	2,387,457

		10,599,161

		16,675,506
Telecommunication Services - 1.7%
Wireless Telecommunication Services - 1.7%
Vodafone Group PLC	2,481,164	6,704,008
Utilities - 3.3%
Electric Utilities - 2.2%
E.ON AG	150,211	3,458,597
Entergy Corp.	26,224	1,747,305
Exelon Corp.	89,319	3,489,693

		8,695,595
Independent Power Producers & Energy Traders - 0.6%
NRG Energy, Inc. (I)	139,938	2,392,940
Multi-Utilities - 0.5%
GDF Suez	74,306	1,924,527

		13,013,062

TOTAL COMMON STOCKS (Cost $309,910,037)		$345,941,214

CORPORATE BONDS - 1.3%
Consumer Discretionary - 0.8%
Clear Channel Communications, Inc.
9.000%, 03/01/2021	$258,000	$237,360
Clear Channel Communications, Inc., PIK
11.000%, 08/01/2016	3,762,000	3,009,600

		3,246,960
Consumer Staples - 0.2%
Rite Aid Corp. 9.375%, 12/15/2015	717,000	738,510
Financials - 0.1%
Capmark Financial Group, Inc.
9.000%, 09/30/2015	440,326	445,830

Mutual Shares Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities - 0.2%
NRG Energy, Inc. 7.375%, 01/15/2017	$765,000	$793,688

TOTAL CORPORATE BONDS (Cost $5,400,768)		$5,224,988

CONVERTIBLE BONDS - 0.3%
Financials - 0.3%
iStar Financial, Inc. 1.081%, 10/01/2012	$1,382,000	$1,295,625

TOTAL CONVERTIBLE BONDS (Cost $1,303,655)		$1,295,625

TERM LOANS (M) - 1.1%
Consumer Discretionary - 1.0%
Tribune Company
- 06/04/2014 (H)	$2,055,000	$1,337,034
- 06/04/2014 (H)	275,000	175,313
Clear Channel Communications, Inc.
3.894%, 01/28/2016	2,601,513	2,122,673
3.894%, 01/29/2016	360,925	288,139
Financials - 0.1%
iStar Financial, Inc.
5.000%, 06/28/2013	204,542	203,936
7.000%, 06/30/2014	161,000	160,135

		364,071

TOTAL TERM LOANS (Cost $4,566,431)		$4,287,230

SECURITIES LENDING COLLATERAL - 0.4%
John Hancock Collateral
Investment Trust, 0.3743% (W)(Y)	151,550	$1,516,943

TOTAL SECURITIES LENDING
COLLATERAL (Cost $1,516,184)		$1,516,943

SHORT-TERM INVESTMENTS - 7.0%
U.S. Government - 4.5%
U.S. Treasury Bills, 0.0500%, 07/12/2012 *	$2,000,000	$1,999,280
U.S. Treasury Bills, 0.0400%, 03/01/2012 *	4,500,000	4,500,000
U.S. Treasury Bills, 0.1060%, 07/05/2012 *	2,000,000	1,999,336
U.S. Treasury Bills, 0.0175%, 03/22/2012 *	9,000,000	8,999,793

		17,498,409
Repurchase Agreement - 2.5%
Repurchase Agreement with State Street Corp.
dated 02/29/2012 at 0.010% to be
repurchased at $9,670,003 on 03/01/2012,
collateralized by $9,100,000 U.S. Treasury
Notes, 2.625% due 11/15/2020 (valued at
$9,863,435, including interest)	9,670,000	9,670,000

TOTAL SHORT-TERM INVESTMENTS (Cost $27,168,795)		$27,168,409

Total Investments (Mutual Shares Fund)
(Cost $349,865,870) - 98.9%		$385,434,409
Other assets and liabilities, net - 1.1%		4,117,143

TOTAL NET ASSETS - 100.0%		$389,551,552

The accompanying notes are an integral part of the financial statements.	169

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Real Estate Equity Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 92.2%
Consumer Discretionary - 3.4%
Hotels, Restaurants & Leisure - 3.4%
Marriott International, Inc., Class A (L)	105,373	$3,717,560
Starwood Hotels &
Resorts Worldwide, Inc. (L)	50,400	2,716,560

		6,434,120

		6,434,120
Financials - 88.8%
Real Estate Investment Trusts - 88.4%
Diversified REITs - 5.5%
PS Business Parks, Inc.	14,600	911,332
Vornado Realty Trust	85,674	7,002,136
Washington Real Estate Investment Trust (L)	83,700	2,479,194

		10,392,662
Industrial REITs - 7.4%
DCT Industrial Trust, Inc. (L)	290,600	1,644,796
EastGroup Properties, Inc.	42,800	2,062,532
Prologis, Inc.	288,444	9,709,025
Terreno Realty Corp.	44,700	635,634

		14,051,987
Office REITs - 15.9%
Alexandria Real Estate Equities, Inc. (L)	27,900	2,000,151
BioMed Realty Trust, Inc.	144,700	2,665,374
Boston Properties, Inc.	65,550	6,656,603
Douglas Emmett, Inc. (L)	210,500	4,435,235
Highwoods Properties, Inc. (L)	87,800	2,809,600
Kilroy Realty Corp. (L)	127,300	5,580,832
SL Green Realty Corp. (L)	77,400	5,886,270

		30,034,065
Residential REITs - 17.5%
AvalonBay Communities, Inc.	62,116	8,054,582
BRE Properties, Inc.	104,640	5,067,715
Camden Property Trust	81,300	5,040,600
Equity Residential	152,850	8,695,637
Essex Property Trust, Inc.	37,500	5,249,625
Post Properties, Inc.	24,700	1,078,649

		33,186,808
Retail REITs - 31.0%
CBL & Associates Properties, Inc. (L)	180,414	3,180,699
Equity One, Inc. (L)	82,600	1,571,052
Federal Realty Investment Trust (L)	73,780	7,034,923
General Growth Properties, Inc.	308,494	5,019,197
Kimco Realty Corp.	262,100	4,817,398
Regency Centers Corp. (L)	103,350	4,422,347
Simon Property Group, Inc.	141,051	19,109,589
Taubman Centers, Inc. (L)	47,400	3,273,918
The Macerich Company	141,012	7,613,238
Weingarten Realty Investors (L)	107,600	2,679,240

		58,721,601
Specialized REITs - 11.1%
Healthcare Realty Trust, Inc.	164,300	3,396,081
Host Hotels & Resorts, Inc.	386,762	6,103,104
Plum Creek Timber Company, Inc. (L)	66,300	2,596,308
Public Storage	66,800	8,955,876

		21,051,369

		167,438,492

Real Estate Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Management & Development - 0.4%
Forest City Enterprises, Inc., Class A (I)(L)	56,241	$822,243

		168,260,735

TOTAL COMMON STOCKS (Cost $80,345,142)		$174,694,855

CONVERTIBLE BONDS - 1.1%
Financials - 1.1%
Forest City Enterprises, Inc.
4.250%, 08/15/2018 (S)	$2,173,000	$2,132,256

TOTAL CONVERTIBLE BONDS (Cost $2,116,102)		$2,132,256

SECURITIES LENDING COLLATERAL - 12.1%
John Hancock Collateral
Investment Trust, 0.3743% (W)(Y)	2,291,098	22,932,741

TOTAL SECURITIES LENDING
COLLATERAL (Cost $22,917,822)		$22,932,741

SHORT-TERM INVESTMENTS - 6.8%
Money Market Funds - 6.8%
State Street Institutional U.S. Government
Money Market Fund, 0.0019% (Y)	698,469	698,469
T. Rowe Price Reserve Fund, 0.0948% (Y)	12,122,749	12,122,749

		12,821,218

TOTAL SHORT-TERM INVESTMENTS (Cost $12,821,218)		$12,821,218

Total Investments (Real Estate Equity Fund)
(Cost $118,200,284) - 112.2%		$212,581,070
Other assets and liabilities, net - (12.2%)		(23,054,908)

TOTAL NET ASSETS - 100.0%		$189,526,162

Real Estate Securities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.6%
Financials - 99.6%
Real Estate Investment Trusts - 99.6%
Diversified REITs - 6.0%
Colonial Properties Trust (L)	170,150	$3,491,478
PS Business Parks, Inc.	68,000	4,244,560
Vornado Realty Trust	156,600	12,798,918
Washington Real Estate Investment Trust	272,850	8,081,817

		28,616,773
Industrial REITs - 5.2%
DuPont Fabros Technology, Inc. (L)	306,050	7,008,545
Prologis, Inc.	526,317	17,715,830

		24,724,375
Office REITs - 15.7%
Boston Properties, Inc.	326,614	33,167,652
Digital Realty Trust, Inc. (L)	85,600	6,206,000
Douglas Emmett, Inc.	468,850	9,878,670
Duke Realty Corp.	562,250	7,804,030
Kilroy Realty Corp.	158,800	6,961,792
SL Green Realty Corp. (L)	147,950	11,251,598

		75,269,742

The accompanying notes are an integral part of the financial statements.	170

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Real Estate Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Residential REITs - 18.4%
Apartment Investment & Management
Company, Class A	308,600	$7,665,624
AvalonBay Communities, Inc.	151,399	19,631,908
BRE Properties, Inc.	286,220	13,861,635
Camden Property Trust	294,800	18,277,600
Equity Lifestyle Properties, Inc.	90,022	5,987,363
Equity Residential	218,450	12,427,621
Home Properties, Inc.	108,700	6,264,381
UDR, Inc.	161,600	4,043,232

		88,159,364
Retail REITs - 28.4%
Alexander’s, Inc.	7,130	2,705,479
DDR Corp.	1,119,500	15,818,535
Federal Realty Investment Trust (L)	176,550	16,834,043
General Growth Properties, Inc.	553,500	9,005,445
Glimcher Realty Trust	713,300	7,061,670
Kimco Realty Corp.	310,200	5,701,476
Pennsylvania Real Estate Investment Trust	5,800	77,836
Ramco-Gershenson Properties Trust (L)	650	7,196
Simon Property Group, Inc.	458,097	62,062,982
Tanger Factory Outlet Centers, Inc.	337,000	9,867,360
Taubman Centers, Inc. (L)	93,450	6,454,592

		135,596,614
Specialized REITs - 25.9%
Chesapeake Lodging Trust	116,650	2,056,540
CubeSmart	261,100	2,945,208
Entertainment Properties Trust (L)	115,811	5,269,401
Health Care REIT, Inc. (L)	535,187	29,135,580
Healthcare Realty Trust, Inc.	261,650	5,408,306
Host Hotels & Resorts, Inc.	720,606	11,371,163
LTC Properties, Inc.	195,200	6,023,872
Pebblebrook Hotel Trust	328,250	7,034,398
Public Storage	146,176	19,597,816
Senior Housing Properties Trust	392,923	8,408,552
Strategic Hotels & Resorts, Inc. (I)	769,000	4,790,870
Sunstone Hotel Investors, Inc. (I)	651,700	5,852,266
Ventas, Inc.	289,500	16,188,835

		124,082,807

		476,449,675

		476,449,675

TOTAL COMMON STOCKS (Cost $382,681,249)		$476,449,675

SECURITIES LENDING COLLATERAL - 5.8%
John Hancock Collateral
Investment Trust, 0.3743% (W)(Y)	2,776,592	27,792,299

TOTAL SECURITIES LENDING
COLLATERAL (Cost $27,777,795)		$27,792,299

Real Estate Securities Fund (continued)
		Shares or
		Principal
		Amount	Value

SHORT-TERM INVESTMENTS - 0.5%
Repurchase Agreement - 0.5%
Repurchase Agreement with State Street Corp.
dated 2/29/2012 at 0.010% to be
repurchased at $2,482,001 on 03/01/2012,
collateralized by $2,530,000 Federal
National Mortgage Association, 0.600% due
09/27/2013 (valued at $2,536,325,
including interest)		$2,482,000	$2,482,000

TOTAL SHORT-TERM INVESTMENTS (Cost $2,482,000)			$2,482,000

Total Investments (Real Estate Securities Fund)
(Cost $412,941,044) - 105.9%			$506,723,974
Other assets and liabilities, net - (5.9%)			(28,068,489)

TOTAL NET ASSETS - 100.0%			$478,655,485

Real Return Bond Fund
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 87.7%
U.S. Government - 87.7%
Treasury Inflation Protected Securities
0.125%, 04/15/2016 to 01/15/2022		$38,916,832	$41,023,618
0.500%, 04/15/2015		7,185,867	7,654,069
0.625%, 07/15/2021		40,965,069	44,971,944
0.750%, 02/15/2042		4,894,295	4,902,708
1.125%, 01/15/2021		13,721,876	15,668,667
1.250%, 07/15/2020 (D)		9,313,920	10,778,683
1.375%, 07/15/2018 to 01/15/2020		30,219,780	35,012,222
1.625%, 01/15/2015 to 01/15/2018		14,480,262	16,297,878
1.750%, 01/15/2028		21,653,730	26,507,219
1.875%, 07/15/2013 (D)		44,505,356	47,179,149
1.875%, 07/15/2019		7,716,173	9,282,317
2.000%, 01/15/2014 to 01/15/2026		88,646,556	100,122,108
2.125%, 02/15/2040 to 02/15/2041		8,384,553	11,535,631
2.375%, 01/15/2017 to 01/15/2027 (F)		35,532,695	43,952,493
2.375%, 01/15/2025		11,254,808	14,605,747
2.500%, 01/15/2029		18,080,468	24,513,155
2.625%, 07/15/2017		10,562,815	12,818,145
3.375%, 04/15/2032		9,917,700	15,565,364
3.625%, 04/15/2028		22,047,320	33,350,011
3.875%, 04/15/2029		51,443,973	81,406,075
U.S. Treasury Notes 1.375%, 02/28/2019		11,700,000	11,687,203

			608,834,406
U.S. Government Agency - 0.0%
Federal National Mortgage Association
1.382%, 10/01/2044 (P)		51,335	51,120

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $579,573,703)			$608,885,526

FOREIGN GOVERNMENT
OBLIGATIONS - 3.8%
Australia - 2.7%
Commonwealth of Australia
3.000%, 09/20/2025	AUD	13,400,000	18,591,120
Canada - 0.6%
Government of Canada
2.000%, 12/01/2041	CAD	378,340	548,683
2.750%, 09/01/2016		3,000,000	3,211,148

The accompanying notes are an integral part of the financial statements.	171

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Canada (continued)
Government of Canada (continued)
3.000%, 12/01/2036	CAD	408,562	$674,176

			4,434,007
United Kingdom - 0.5%
Government of United Kingdom
0.375%, 03/22/2062	GBP	304,477	569,113
1.875%, 11/22/2022		1,513,096	3,051,829

			3,620,942

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $20,413,494)			$26,646,069

CORPORATE BONDS - 16.6%
Consumer Discretionary - 0.7%
Ford Motor Credit Company LLC
7.800%, 06/01/2012		$450,000	455,545
Hyundai Capital Services, Inc.
4.375%, 07/27/2016 (S)		1,000,000	1,022,142
Macy’s Retail Holdings, Inc.
7.450%, 07/15/2017		450,000	552,417
Pearson Dollar Finance PLC
5.700%, 06/01/2014 (S)		2,500,000	2,718,638

			4,748,742
Energy - 1.1%
Gaz Capital SA
5.092%, 11/29/2015 (S)		200,000	210,750
7.343%, 04/11/2013 (S)		300,000	315,000
8.146%, 04/11/2018 (S)		400,000	471,500
NGPL PipeCo LLC
6.514%, 12/15/2012 (S)		7,100,000	6,856,371

			7,853,621
Financials - 12.8%
American Express Bank FSB
0.404%, 06/12/2012 (P)		700,000	699,924
American Express Centurion Bank
0.404%, 06/12/2012 (P)		5,100,000	5,099,449
American International Group, Inc.
(8.175% to 05/15/2038, then 3 month
LIBOR + 4.195%)
05/15/2058		1,500,000	1,588,125
Bank of America Corp.
1.148%, 06/11/2012 (P)	GBP	3,600,000	5,707,997
Barclays Bank PLC
6.050%, 12/04/2017 (S)		$5,200,000	5,294,713
BBVA Bancomer SA
6.500%, 03/10/2021 (S)		1,300,000	1,326,000
Countrywide Financial Corp, Series MTN
0.967%, 05/07/2012 (P)		1,700,000	1,697,618
Countrywide Financial Corp.
5.800%, 06/07/2012		3,400,000	3,427,278
GMAC Canada, Ltd.
6.000%, 05/23/2012	EUR	2,000,000	2,676,803
HBOS PLC
6.750%, 05/21/2018 (S)		$1,000,000	898,592
ICICI Bank, Ltd.
2.242%, 02/24/2014 (P)(S)		1,000,000	942,340
ING Bank NV
1.885%, 10/18/2013 (P)(S)		400,000	397,235
JPMorgan Chase & Company, Series 1
1.667%, 10/12/2015 (P)	EUR	4,900,000	6,006,006
Lehman Brothers Holdings, Inc.
5.125%, 06/27/2014 (H)		850,000	310,293

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Lehman Brothers Holdings, Inc. (continued)
5.316%, 04/05/2011 (H)	EUR	36,000	$13,430
6.200%, 09/26/2014 (H)		$300,000	82,875
6.875%, 05/02/2018 (H)		1,200,000	333,000
7.000%, 09/27/2027 (H)		300,000	81,375
Merrill Lynch & Company, Inc.
1.361%, 08/09/2013 (P)	EUR	2,100,000	2,702,412
2.154%, 09/27/2012 (P)		1,500,000	1,981,850
Morgan Stanley
1.015%, 10/18/2016 (P)		$400,000	337,303
1.807%, 03/01/2013 (P)	EUR	8,100,000	10,617,535
Pricoa Global Funding I
0.704%, 06/26/2012 (P)(S)		$7,600,000	7,585,780
Santander US Debt SAU
1.379%, 03/30/2012 (P)(S)		12,000,000	11,994,504
SLM Corp.
5.050%, 11/14/2014		1,000,000	1,020,051
5.112%, 02/01/2014 (P)		13,000	12,913
5.375%, 05/15/2014		4,000,000	4,148,172
The Goldman Sachs Group, Inc.
1.492%, 01/30/2017 (P)	EUR	1,000,000	1,154,835
The Royal Bank of Scotland PLC
2.913%, 08/23/2013 (P)		$8,200,000	8,189,898
TransCapitalInvest, Ltd.
7.700%, 08/07/2013 (S)		1,300,000	1,400,014
Wells Fargo & Company, Series K
(7.980% to 03/15/2018, then 3 month
LIBOR + 3.770%)
03/15/2018 (Q)		900,000	978,750

			88,707,070
Health Care - 0.8%
Cardinal Health, Inc.
6.000%, 06/15/2017		95,000	109,703
HCA, Inc.
7.250%, 09/15/2020		5,200,000	5,668,000

			5,777,703
Industrials - 0.8%
GATX Financial Corp.
5.800%, 03/01/2016		1,000,000	1,052,870
International Lease Finance Corp.
5.350%, 03/01/2012		4,300,000	4,300,000

			5,352,870
Information Technology - 0.2%
NXP BV
3.995%, 10/15/2013 (P)	EUR	1,156,445	1,533,027
Materials - 0.2%
RPM International, Inc.
6.500%, 02/15/2018		$1,000,000	1,123,429

TOTAL CORPORATE BONDS (Cost $116,397,498)			$115,096,462

MUNICIPAL BONDS - 0.3%
Buckeye Tobacco Settlement Financing
Authority (Ohio) 6.000%, 06/01/2042		800,000	611,968
Tobacco Settlement Finance Authority
(West Virginia) 7.467%, 06/01/2047		940,000	693,570
Tobacco Settlement Financing Corp. of
New Jersey 5.000%, 06/01/2041		900,000	681,606

TOTAL MUNICIPAL BONDS (Cost $2,464,743)			$1,987,144

The accompanying notes are an integral part of the financial statements.	172

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

TERM LOANS (M) - 0.3%
Utilities - 0.3%
NRG Energy, Inc. 4.000%, 07/02/2018		$1,990,000	$1,981,984

TOTAL TERM LOANS (Cost $1,985,323)			$1,981,984

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.8%
Commercial & Residential - 2.9%
Banc of America
Commercial Mortgage, Inc.
Series 2007-3 A2FL,
0.412%, 06/10/2049 (P)(S)		131,614	130,641
Series 2007-3 A2,
5.633%, 06/10/2049 (P)		131,614	134,077
Banc of America Large Loan, Inc.,
Series 2010-HLTN, Class HLTN
1.999%, 11/15/2015 (P)(S)		2,941,605	2,745,359
Banc of America Mortgage
Securities, Inc., Series 2005-A,
Class 2A2 3.001%, 02/25/2035 (P)		645,114	575,567
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2005-5, Class A1,
2.220%, 08/25/2035 (P)		269,083	257,322
Series 2005-5, Class A2,
2.250%, 08/25/2035 (P)		470,514	421,667
Series 2005-2, Class A1,
2.570%, 03/25/2035 (P)		866,038	818,809
Series 2003-3, Class 3A2,
2.605%, 05/25/2033 (P)		109,524	108,925
Series 2005-2, Class A2,
3.078%, 03/25/2035 (P)		259,152	252,020
Citicorp Mortgage Securities, Inc.,
Series 2007-3, Class 3A1
5.500%, 04/25/2037		749,509	732,185
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A3,
2.100%, 09/25/2035 (P)		79,500	75,350
Series 2005-6, Class A1,
2.230%, 09/25/2035 (P)		351,816	325,289
Series 2005-6, Class A2,
2.450%, 09/25/2035 (P)		370,257	318,922
Series 2005-11, Class 1A1,
2.660%, 05/25/2035 (P)		66,442	60,440
Harborview Mortgage Loan Trust,
Series 2004-1, Class 2A
2.709%, 04/19/2034 (P)		8,499,792	7,654,232
JPMorgan Mortgage Trust,
Series 2007-A1, Class 4A2
2.778%, 07/25/2035 (P)		654,013	613,505
MASTR Alternative Loans Trust,
Series 2006-2, Class 2A1
0.644%, 03/25/2036 (P)		709,414	174,867
New York Mortgage Trust, Inc.,
Series 2006-1, Class 2A3
2.858%, 05/25/2036 (P)		1,623,675	1,281,927
Residential Accredit Loans, Inc.,
Series 2006-QO6, Class A1
0.424%, 06/25/2046 (P)		1,173,682	435,855
Swan, Series 2010-1, Class A
5.660%, 04/25/2041 (P)	AUD	1,722,909	1,819,322
Thornburg Mortgage Securities Trust,
Series 2007-2 Class A2A
0.374%, 06/25/2037 (P)		$578,069	578,506

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
WaMu Mortgage Pass-Through
Certificates, Series 2007-HY3,
Class 4A1 2.613%, 03/25/2037 (P)		$977,926	$760,248
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-5, Class 3A6
6.268%, 07/25/2036	782,300		356,878
U.S. Government Agency - 0.9%
Federal Home Loan Mortgage Corp.,
Series 2979, Class MB
5.500%, 11/15/2018	261,830		264,652
Federal National Mortgage Association
Series 2007-63, Class FC,
0.594%, 07/25/2037 (P)	5,752,521		5,742,788
Series 2003-34, Class A1,
6.000%, 04/25/2043	15,480		17,407
Series 2004-T3, Class 1A1,
6.000%, 02/25/2044	22,487		25,114
Series 2004-W12, Class 1A1,
6.000%, 07/25/2044	125,116		140,131

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $27,663,687)			$26,822,005

ASSET BACKED SECURITIES - 3.9%
AMMC CDO, Series 2005-5A, Class A1A
0.798%, 08/08/2017 (P)(S)	2,055,606		1,971,183
ARES CLO Funds, Series 2006-6RA,
Class A1B
0.701%, 03/12/2018 (P)(S)	1,238,616		1,185,949
Argent Securities, Inc., Series 2005-W2,
Class A2B1
0.444%, 10/25/2035 (P)	199,044		180,439
Babson CLO Ltd., Series 2004-2A,
Class A2A
0.823%, 11/15/2016 (P)(S)	415,681		404,686
Citibank Omni Master Trust,
Series 2009-A14A, Class A14
2.999%, 08/15/2018 (P)(S)	4,800,000		5,066,870
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-OPX1, Class A5A
5.764%, 01/25/2037	761,238		397,308
Duane Street CLO, Series 2005-1A,
Class A2
0.773%, 11/08/2017 (P)(S)	485,188		472,207
Harvest CLO SA, Series IX, Class A1
2.228%, 03/29/2017 (P)	EUR	191,183	245,517
Katonah, Ltd., Series 6A, Class A1A
0.883%, 09/20/2016 (P)(S)		$1,113,678	1,100,788
Magnolia Funding, Ltd.
Series 2010-1A, Class A,
2.015%, 04/11/2021 (S)	EUR	650,639	805,076
Series 2010-1A, Class A1,
3.000%, 04/20/2017 (S)	424,997		562,094
Race Point CLO, Series 2A, Class A1
1.053%, 05/15/2015 (P)(S)		$82,441	81,845
SLM Student Loan Trust, Series 2008-9,
Class A
2.060%, 04/25/2023 (P)	13,774,691		14,149,867
Wood Street CLO BV, Series II-A,
Class A1
1.988%, 03/29/2021 (S)	EUR	342,578	434,973

TOTAL ASSET BACKED SECURITIES (Cost $26,976,748)			$27,058,802

The accompanying notes are an integral part of the financial statements.	173

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES - 0.1%
Financials - 0.1%
Wells Fargo & Company, Series L, 7.500%	500	$549,500

TOTAL PREFERRED SECURITIES (Cost $500,000)		$549,500

OPTIONS PURCHASED - 0.0%
Put Options - 0.0%
Over the Counter USD Options on 1 Year
Interest Rate Swap. Receive a fixed rate
of 1.00% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
11/19/2012; Strike Price : $2.00;
Counterparty: Goldman Sachs Capital
Markets LP) (I)	$12,600,000	$2,287

TOTAL OPTIONS PURCHASED (Cost $30,555)		$2,287

SHORT-TERM INVESTMENTS - 0.4%
U.S. Government - 0.1%
U.S. Treasury Bill
0.040%, 05/17/2012 * (D)	343,000	342,971
0.052%, 06/28/2012 * (D)	382,000	381,934

		724,905
Repurchase Agreement - 0.3%
Credit Suisse Repurchase Agreement dated
02/29/2012 at 0.180% to be repurchased
at $1,000,005 on 03/01/2012,
collateralized by $1,000,000
U.S. Treasury Notes, 0.500% due
11/15/2013 (valued at $1,024,305,
including interest)	1,000,000	1,000,000
Repurchase Agreement with State
Street Corp. dated 02/29/2012 at
0.010% to be repurchased at $1,320,000
on 03/01/2012, collateralized by
$1,320,000 U.S. Treasury Notes, 2.375%
due 09/30/2012 (valued at $1,347,788,
including interest)	1,320,000	1,320,000

		2,320,000

TOTAL SHORT-TERM INVESTMENTS (Cost $3,044,905)		$3,044,905

Total Investments (Real Return Bond Fund)
(Cost $779,050,656) - 116.9%		$812,074,684
Other assets and liabilities, net - (16.9%)		(117,509,090)

TOTAL NET ASSETS - 100.0%		$694,565,594

SALE COMMITMENTS OUTSTANDING - (1.0)%
U.S. Government - (1.0)%
U.S. Treasury Notes 1.375%, 02/28/2019	(7,100,000)	(7,092,234)

TOTAL U.S. GOVERNMENT (Cost $(7,101,664))		$(7,092,234)

Redwood Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 102.7%
Consumer Discretionary - 19.3%
Automobiles - 3.1%
Ford Motor Company (D)	997,100	$12,344,098
Hotels, Restaurants & Leisure - 5.5%
Carnival Corp. (D)	221,500	6,709,235

Redwood Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Las Vegas Sands Corp. (D)(I)	276,800	$15,392,848

		22,102,083
Media - 2.5%
CBS Corp., Class B (D)	326,300	9,756,370
Specialty Retail - 3.9%
Abercrombie & Fitch Company, Class A (D)	97,700	4,473,683
Guess?, Inc. (D)	151,400	5,246,010
Tiffany & Company (D)	92,200	5,993,922

		15,713,615
Textiles, Apparel & Luxury Goods - 4.3%
Coach, Inc. (D)	139,200	10,417,728
Deckers Outdoor Corp. (D)(I)	88,100	6,586,356

		17,004,084

		76,920,250
Consumer Staples - 3.1%
Personal Products - 3.1%
Avon Products, Inc.	214,700	4,012,743
The Estee Lauder Companies, Inc., Class A (D)	145,500	8,517,570

		12,530,313

		12,530,313
Energy - 19.3%
Energy Equipment & Services - 12.7%
Cameron International Corp. (D)(I)	157,400	8,768,754
Ensco International PLC, ADR (D)(I)	152,900	8,914,070
National Oilwell Varco, Inc. (D)	119,800	9,887,094
Schlumberger, Ltd. (D)	179,700	13,946,517
Transocean, Ltd. (D)	170,000	9,067,800

		50,584,235
Oil, Gas & Consumable Fuels - 6.6%
Consol Energy, Inc. (D)	152,400	5,458,968
EOG Resources, Inc. (D)	54,400	6,193,984
Southwestern Energy Company (D)(I)	202,400	6,691,344
Suncor Energy, Inc. (D)	229,700	8,255,418

		26,599,714

		77,183,949
Financials - 8.2%
Commercial Banks - 2.8%
U.S. Bancorp (D)	382,800	11,254,320
Diversified Financial Services - 5.4%
Citigroup, Inc. (D)	226,700	7,553,644
JPMorgan Chase & Company (D)	352,400	13,828,176

		21,381,820

		32,636,140
Health Care - 11.2%
Health Care Equipment & Supplies - 2.0%
Baxter International, Inc. (D)	136,000	7,905,680
Health Care Providers & Services - 7.7%
Aetna, Inc. (D)	264,700	12,377,372
Express Scripts, Inc. (D)(I)	147,100	7,844,843
HCA Holdings, Inc. (D)	390,900	10,425,303

		30,647,518
Pharmaceuticals - 1.5%
Allergan, Inc. (D)	69,100	6,190,669

		44,743,867

The accompanying notes are an integral part of the financial statements.	174

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Redwood Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrials - 8.7%
Aerospace & Defense - 1.4%
The Boeing Company (D)	74,200	$5,561,290
Airlines - 1.4%
United Continental Holdings, Inc. (D)(I)	274,200	5,662,230
Industrial Conglomerates - 2.3%
Danaher Corp. (D)	173,300	9,155,439
Machinery - 1.7%
Eaton Corp.	128,200	6,690,758
Road & Rail - 1.9%
Hertz Global Holdings, Inc. (D)(I)	538,700	7,703,410

		34,773,127
Information Technology - 21.6%
Communications Equipment - 0.9%
Juniper Networks, Inc. (D)(I)	152,100	3,461,796
Computers & Peripherals - 12.1%
Apple, Inc. (D)(I)	51,900	28,152,636
Hewlett-Packard Company (D)	263,500	6,669,185
NetApp, Inc. (D)(I)	153,800	6,613,400
Western Digital Corp. (D)(I)	179,300	7,037,525

		48,472,746
Semiconductors & Semiconductor Equipment - 2.9%
Broadcom Corp., Class A (D)(I)	174,100	6,467,815
Intel Corp. (D)	193,500	5,201,280

		11,669,095
Software - 5.7%
Citrix Systems, Inc. (I)	85,600	6,397,744
Microsoft Corp. (D)	90,800	2,881,992
Oracle Corp. (D)	456,300	13,355,901

		22,635,637

		86,239,274
Materials - 8.7%
Chemicals - 2.0%
Potash Corp. of Saskatchewan, Inc. (D)	172,000	8,006,600
Metals & Mining - 4.1%
Freeport-McMoRan Copper & Gold, Inc. (D)	167,200	7,116,032
United States Steel Corp. (D)	339,700	9,246,634

		16,362,666
Paper & Forest Products - 2.6%
International Paper Company (D)	295,100	10,372,765

		34,742,031
Telecommunication Services - 2.6%
Diversified Telecommunication Services - 2.6%
AT&T, Inc. (D)	3,900	119,301
Verizon Communications, Inc. (D)	265,100	10,102,961

		10,222,262

		10,222,262

TOTAL COMMON STOCKS (Cost $362,851,629)		$409,991,213

Total Investments (Redwood Fund)
(Cost $362,851,629) - 102.7%		$409,991,213
Other assets and liabilities, net - (2.7%)		(10,866,144)

TOTAL NET ASSETS - 100.0%		$399,125,069

Retirement 2010 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies - 100.0%
Equity - 8.0%
John Hancock Funds II (G) - 8.0%
Index 500, Class NAV (John Hancock) (A)(2)	697,756	$7,068,265
International Equity Index, Class NAV (SSgA)	142,019	2,356,089
Fixed Income - 92.0%
John Hancock Funds II (G) - 92.0%
Total Bond Market,
Class NAV (Declaration) (A)	10,224,535	108,380,075
Total investments (Retirement 2010 Portfolio)
(Cost $115,398,028) - 100.0%		$117,804,429
Other assets and liabilities, net - 0.0%		(25,299)

TOTAL NET ASSETS - 100.0%		$117,779,130

Retirement 2015 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies - 100.0%
Equity - 18.0%
John Hancock Funds II (G) - 18.0%
Index 500, Class NAV (John Hancock) (A)(2)	2,304,923	$23,348,872
International Equity Index, Class NAV (SSgA)	469,135	7,782,957
Fixed Income - 82.0%
John Hancock Funds II (G) - 82.0%
Total Bond Market,
Class NAV (Declaration) (A)	13,379,507	141,822,776
Total investments (Retirement 2015 Portfolio)
(Cost $168,729,249) - 100.0%		$172,954,605
Other assets and liabilities, net - 0.0%		(27,342)

TOTAL NET ASSETS - 100.0%		$172,927,263

Retirement 2020 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies - 100.0%
Equity - 40.0%
John Hancock Funds II (G) - 40.0%
Index 500, Class NAV (John Hancock) (A)(2)	6,608,703	$66,946,160
International Equity Index, Class NAV (SSgA)	1,396,846	23,173,670
Mid Cap Index, Class NAV
(John Hancock) (A)(2)	378,099	7,724,557
Small Cap Index, Class NAV
(John Hancock) (A)(2)	370,482	5,149,705

The accompanying notes are an integral part of the financial statements.	175

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Retirement 2020 Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
Fixed Income - 60.0%
John Hancock Funds II (G) - 60.0%
Total Bond Market,
Class NAV (Declaration) (A)	14,574,636	$154,491,139
Total investments (Retirement 2020 Portfolio)
(Cost $248,642,578) - 100.0%		$257,485,231
Other assets and liabilities, net - 0.0%		(31,709)

TOTAL NET ASSETS - 100.0%		$257,453,522

Retirement 2025 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies - 100.0%
Equity - 59.0%
John Hancock Funds II (G) - 59.0%
Index 500, Class NAV (John Hancock) (A)(2)	11,631,398	$117,826,060
International Equity Index, Class NAV (SSgA)	2,339,990	38,820,426
Mid Cap Index, Class NAV
(John Hancock) (A)(2)	660,605	13,496,164
Small Cap Index, Class NAV
(John Hancock) (A)(2)	632,752	8,795,253
Fixed Income - 41.0%
John Hancock Funds II (G) - 41.0%
Total Bond Market,
Class NAV (Declaration) (A)	11,730,819	124,346,679
Total investments (Retirement 2025 Portfolio)
(Cost $290,032,038) - 100.0%		$303,284,582
Other assets and liabilities, net - 0.0%		(30,636)

TOTAL NET ASSETS - 100.0%		$303,253,946

Retirement 2030 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies - 100.0%
Equity - 71.0%
John Hancock Funds II (G) - 71.0%
Index 500, Class NAV (John Hancock) (A)(2)	11,340,948	$114,883,800
International Equity Index, Class NAV (SSgA)	2,269,649	37,653,481
Mid Cap Index, Class NAV
(John Hancock) (A)(2)	611,936	12,501,843
Small Cap Index, Class NAV
(John Hancock) (A)(2)	722,014	10,035,996

Retirement 2030 Portfolio (continued)
	Shares or
	Principal
	Amount	Value

FIXED INCOME - 29.0%
John Hancock Funds II (G) - 29.0%
Total Bond Market,
Class NAV (Declaration) (A)	6,746,185	$71,509,555
Total investments (Retirement 2030 Portfolio)
(Cost $235,157,692) - 100.0%		$246,584,675
Other assets and liabilities, net - 0.0%		(29,078)

TOTAL NET ASSETS - 100.0%		$246,555,597

Retirement 2035 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies - 100.0%
Equity - 78.0%
John Hancock Funds II (G) - 78.0%
Index 500, Class NAV (John Hancock) (A)(2)	9,488,639	$96,119,912
International Equity Index, Class NAV (SSgA)	1,953,328	32,405,709
Mid Cap Index, Class NAV
(John Hancock) (A)(2)	512,060	10,461,388
Small Cap Index, Class NAV
(John Hancock) (A)(2)	616,521	8,569,636
Fixed Income - 22.0%
John Hancock Funds II (G) - 22.0%
Total Bond Market,
Class NAV (Declaration) (A)	3,926,277	41,618,541
Total investments (Retirement 2035 Portfolio)
(Cost $179,688,291) - 100.0%		$189,175,186
Other assets and liabilities, net - 0.0%		(29,665)

TOTAL NET ASSETS - 100.0%		$189,145,521

Retirement 2040 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies - 100.0%
Equity - 81.5%
John Hancock Funds II (G) - 81.5%
Index 500, Class NAV (John Hancock) (2)(A)	6,745,089	$68,327,754
International Equity Index, Class NAV (SSgA)	1,407,134	23,344,347
Mid Cap Index, Class NAV
(John Hancock) (2)(A)	364,864	7,454,172
Small Cap Index, Class NAV
(John Hancock) (2)(A)	443,330	6,162,286
Fixed Income - 18.5%
John Hancock Funds II (G) - 18.5%
Total Bond Market,
Class NAV (Declaration) (A)	2,254,703	23,899,857
Total investments (Retirement 2040 Portfolio)
(Cost $122,390,660) - 100.0%		$129,188,416
Other assets and liabilities, net - 0.0%		(27,568)

TOTAL NET ASSETS - 100.0%		$129,160,848

The accompanying notes are an integral part of the financial statements.	176

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Retirement 2045 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies - 100.0%
Equity - 82.0%
John Hancock Funds II (G) - 82.0%
Index 500, Class NAV (John Hancock) (A)(2)	5,140,064	$52,068,851
International Equity Index, Class NAV (SSgA)	1,073,721	17,813,027
Mid Cap Index, Class NAV
(John Hancock) (A)(2)	277,860	5,676,679
Small Cap Index, Class NAV
(John Hancock) (A)(2)	337,981	4,697,942
Fixed Income - 18.0%
John Hancock Funds II (G) - 18.0%
Total Bond Market,
Class NAV (Declaration) (A)	1,662,008	17,617,281
Total investments (Retirement 2045 Portfolio)
(Cost $93,356,215) - 100.0%		$97,873,780
Other assets and liabilities, net - 0.0%		(23,118)

TOTAL NET ASSETS - 100.0%		$97,850,662

Retirement 2050 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies - 100.0%
Equity - 82.0%
John Hancock Funds II (G) - 82.0%
Index 500, Class NAV (John Hancock) (A)(2)	2,196,997	$22,255,582
International Equity Index, Class NAV (SSgA)	458,936	7,613,752
Mid Cap Index, Class NAV
(John Hancock) (A)(2)	118,765	2,426,361
Small Cap Index, Class NAV
(John Hancock) (A)(2)	144,462	2,008,023
Fixed Income - 18.0%
John Hancock Funds II (G) - 18.0%
Total Bond Market,
Class NAV (Declaration) (A)	710,385	7,530,084
Total investments (Retirement 2050 Portfolio)
(Cost $39,469,020) - 100.0%		$41,833,802
Other assets and liabilities, net - 0.0%		(6,097)

TOTAL NET ASSETS - 100.0%		$41,827,705

Short Term Government Income Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 92.4%
U.S. Government - 14.6%
U.S. Treasury Notes
0.750%, 08/15/2013	$805,000	$810,723
0.875%, 12/31/2016	1,470,000	1,472,756
1.000%, 08/31/2016	1,325,000	1,338,768
1.250%, 09/30/2015	1,840,000	1,884,850
1.500%, 12/31/2013	6,050,000	6,183,524
1.750%, 03/31/2014	690,000	710,430

Short Term Government Income Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
2.000%, 04/30/2016	$1,250,000	$1,317,090
2.125%, 05/31/2015	5,635,000	5,930,838
2.500%, 04/30/2015	2,800,000	2,977,626

		22,626,605
U.S. Government Agency - 77.8%
Federal Agricultural Mortgage Corp.
2.000%, 07/27/2016	1,536,000	1,572,477
2.125%, 09/15/2015	4,260,000	4,399,681
2.375%, 07/22/2015	4,990,000	5,226,551
3.150%, 06/05/2014	3,500,000	3,689,347
3.250%, 08/11/2014	805,000	851,447
5.125%, 04/19/2017 (S)	2,625,000	3,045,210
Federal Farm Credit Bank
1.150%, 09/14/2015	2,045,000	2,049,387
1.370%, 10/11/2016	2,000,000	2,005,542
1.900%, 12/21/2017	2,075,000	2,086,967
2.180%, 11/09/2018	5,185,000	5,213,958
Federal Home Loan Bank
0.960%, 02/08/2016	3,610,000	3,600,091
1.125%, 09/15/2015	4,105,000	4,106,195
1.240%, 03/13/2017	4,215,000	4,204,264
1.250%, 02/28/2017	2,300,000	2,290,260
Federal Home Loan Mortgage Corp.
0.875%, 10/24/2014	1,500,000	1,502,429
1.250%, 12/29/2014	3,176,000	3,184,432
1.300%, 03/01/2016	1,885,000	1,885,000
1.375%, 09/14/2017	2,135,000	2,128,499
1.500%, 05/23/2017	3,130,000	3,131,465
1.550%, 01/25/2018	4,210,000	4,190,882
4.271%, 09/01/2039 (P)	675,221	711,185
5.000%, 09/01/2015	1,270,256	1,363,161
Federal National Mortgage Association
0.850%, 09/12/2014	2,045,000	2,043,699
1.300%, 01/30/2017	3,000,000	3,002,652
1.500%, 04/18/2014	4,425,000	4,432,005
2.317%, 09/01/2041 (P)	2,679,376	2,762,089
2.488%, 02/01/2042 (P)	2,991,888	3,096,827
2.603%, 02/01/2042 (P)	2,135,000	2,217,259
3.280%, 05/01/2041 (P)	900,010	940,484
3.500%, 12/01/2026	1,960,520	2,057,054
3.542%, 07/01/2039 (P)	162,668	168,989
4.274%, 05/01/2034 (P)	196,958	206,472
4.951%, 04/01/2048 (P)	20,783	22,366
5.500%, 05/01/2034 to 08/01/2040	3,556,481	3,883,433
6.000%, 02/01/2037 to 05/01/2037	2,438,409	2,684,907
6.500%, 11/01/2038 to 01/01/2039	5,941,818	6,666,514
Government National Mortgage Association
3.000%, 07/20/2041 (P)	3,598,731	3,755,546
3.500%, 10/20/2039 to 07/20/2041 (P)	5,079,084	5,372,559
4.000%, 08/20/2039 (P)	505,810	531,557
Tennessee Valley Authority
4.375%, 06/15/2015	4,745,000	5,314,305
4.750%, 08/01/2013	1,460,000	1,551,865
4.875%, 12/15/2016	2,225,000	2,616,905
5.500%, 07/18/2017	2,471,000	3,010,103
6.000%, 03/15/2013	1,342,000	1,418,748

		120,194,768

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $141,025,675)		$142,821,373

The accompanying notes are an integral part of the financial statements.	177

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Short Term Government Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 7.6%
U.S. Government Agency - 7.6%
Federal Home Loan Mortgage Corp.
Series K706, Class X1,
1.595%, 10/25/2018 (P)	$4,285,000	$372,881
Series 3956, Class DJ,
3.250%, 10/15/2036	1,381,025	1,420,803
Series 3499, Class PA,
4.500%, 08/15/2036	1,075,513	1,150,558
Series 3947, Class PA,
4.500%, 01/15/2041	333,542	363,899
Federal National Mortgage Association
Series 20011-146, Class MA,
3.500%, 08/25/2041	2,065,170	2,156,322
Class 2011-132, Series PA,
4.500%, 08/25/2039	4,149,013	4,471,657
Government National Mortgage Association,
Series 2010-88, Class BA
4.500%, 01/20/2036	1,699,959	1,786,826

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $11,787,720)		$11,722,946

SHORT-TERM INVESTMENTS - 1.4%
Repurchase Agreement - 1.4%
Repurchase Agreement with State Street Corp.
dated 02/292012 at 0.010% to be
repurchased at $2,231,001 on 03/01/2012,
collateralized by $2,265,000 Federal Home
Loan Mortgage Corp., 1.120% due
12/15/2014 (valued at $2,276,325,
including interest).	2,231,000	2,231,000

TOTAL SHORT-TERM INVESTMENTS (Cost $2,231,000)		$2,231,000

Total Investments (Short Term Government Income Fund)
(Cost $155,044,395) - 101.4%		$156,775,319
Other assets and liabilities, net - (1.4%)		(2,190,567)

TOTAL NET ASSETS - 100.0%		$154,584,752

Small Cap Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.5%
Consumer Discretionary - 23.7%
Auto Components - 2.0%
Dana Holding Corp.	114,170	$1,826,723
Tenneco, Inc. (I)(L)	40,354	1,553,629

		3,380,352
Diversified Consumer Services - 1.1%
American Public Education, Inc. (I)	22,700	888,932
Sotheby’s	25,900	1,018,906

		1,907,838
Hotels, Restaurants & Leisure - 2.1%
AFC Enterprises, Inc. (I)	49,373	789,474
Buffalo Wild Wings, Inc. (I)	15,470	1,338,000
The Cheesecake Factory, Inc. (I)(L)	43,997	1,304,071

		3,431,545
Household Durables - 3.6%
Lennar Corp., Class A (L)	48,780	1,140,476

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
Meritage Homes Corp. (I)	33,350	$863,432
PulteGroup, Inc. (I)(L)	176,878	1,560,064
Tempur-Pedic International, Inc. (I)(L)	30,550	2,413,450

		5,977,422
Internet & Catalog Retail - 1.8%
Shutterfly, Inc. (I)(L)	69,615	1,904,666
TripAdvisor, Inc. (I)	32,820	1,057,789

		2,962,455
Leisure Equipment & Products - 1.3%
Brunswick Corp. (L)	75,962	1,816,251
Leapfrog Enterprises, Inc. (I)	39,000	274,170

		2,090,421
Media - 0.9%
AMC Networks, Inc. (I)	32,095	1,456,792
Specialty Retail - 6.8%
DSW, Inc., Class A	38,842	2,190,689
Express, Inc. (I)	93,220	2,218,636
GNC Holdings, Inc., Class A	64,220	2,078,801
Rent-A-Center, Inc.	47,290	1,675,012
Rue21, Inc. (I)(L)	62,120	1,657,362
Urban Outfitters, Inc. (I)	50,070	1,421,487

		11,241,987
Textiles, Apparel & Luxury Goods - 4.1%
Deckers Outdoor Corp. (I)	28,890	2,159,816
Hanesbrands, Inc. (I)	69,198	1,988,059
Steven Madden, Ltd. (I)	28,550	1,232,789
Vera Bradley, Inc. (I)(L)	37,100	1,361,570

		6,742,234

		39,191,046
Consumer Staples - 0.9%
Personal Products - 0.9%
Elizabeth Arden, Inc. (I)	39,390	1,463,339
Energy - 8.6%
Energy Equipment & Services - 4.6%
Atwood Oceanics, Inc. (I)	45,895	2,182,766
Gulfmark Offshore, Inc., Class A (I)	42,378	2,129,071
Hornbeck Offshore Services, Inc. (I)	10,803	440,222
ION Geophysical Corp. (I)(L)	143,300	1,026,028
Tidewater, Inc.	32,690	1,945,055

		7,723,142
Oil, Gas & Consumable Fuels - 4.0%
Bonanza Creek Energy, Inc. (I)	28,400	528,240
Carrizo Oil & Gas, Inc. (I)	53,890	1,518,081
Rex Energy Corp. (I)	77,780	894,470
Rosetta Resources, Inc. (I)(L)	43,510	2,220,750
Whiting Petroleum Corp. (I)(L)	24,250	1,422,020

		6,583,561

		14,306,703
Financials - 4.6%
Capital Markets - 0.9%
Knight Capital Group, Inc., Class A (I)	79,040	1,047,280
Manning & Napier, Inc. (I)	37,300	472,591

		1,519,871
Commercial Banks - 1.7%
East West Bancorp, Inc.	51,040	1,129,005
First Niagara Financial Group, Inc.	93,600	894,816

The accompanying notes are an integral part of the financial statements.	178

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Western Alliance Bancorp (I)	92,200	$750,508

		2,774,329
Consumer Finance - 0.1%
Netspend Holdings, Inc. (I)(L)	18,758	161,506
Real Estate Investment Trusts - 1.9%
Coresite Realty Corp.	63,400	1,353,590
Pebblebrook Hotel Trust	42,380	908,203
Strategic Hotels & Resorts, Inc. (I)	136,000	847,280

		3,109,073

		7,564,779
Health Care - 14.6%
Biotechnology - 4.5%
Ardea Biosciences, Inc. (I)	44,007	938,229
Exelixis, Inc. (I)	133,280	757,030
Immunogen, Inc. (I)	67,700	932,229
Incyte Corp. (I)(L)	66,280	1,124,109
Ironwood Pharmaceuticals, Inc. (I)	78,980	1,057,542
NPS Pharmaceuticals, Inc. (I)	98,200	669,724
Onyx Pharmaceuticals, Inc. (I)	28,460	1,090,587
Seattle Genetics, Inc. (I)(L)	47,390	874,819

		7,444,269
Health Care Equipment & Supplies - 4.6%
Gen-Probe, Inc. (I)	36,360	2,482,661
HeartWare International, Inc. (I)(L)	23,530	1,723,808
Insulet Corp. (I)(L)	72,240	1,424,573
Volcano Corp. (I)	21,180	593,675
Zoll Medical Corp. (I)	19,390	1,418,379

		7,643,096
Health Care Providers & Services - 1.8%
Catalyst Health Solutions, Inc. (I)	23,370	1,449,407
Health Net, Inc. (I)	25,400	958,596
WellCare Health Plans, Inc. (I)	9,060	614,812

		3,022,815
Health Care Technology - 1.8%
SXC Health Solutions Corp. (I)	41,116	2,911,013
Life Sciences Tools & Services - 0.8%
PAREXEL International Corp. (I)	56,358	1,379,644
Pharmaceuticals - 1.1%
Salix Pharmaceuticals, Ltd. (I)(L)	36,600	1,805,112

		24,205,949
Industrials - 14.2%
Aerospace & Defense - 2.0%
DigitalGlobe, Inc. (I)	107,770	1,657,503
Esterline Technologies Corp. (I)	14,200	922,290
Teledyne Technologies, Inc. (I)	13,589	809,904

		3,389,697
Airlines - 2.0%
Spirit Airlines, Inc. (I)	101,230	1,977,022
US Airways Group, Inc. (I)(L)	173,450	1,285,265

		3,262,287
Building Products - 1.5%
Owens Corning, Inc. (I)	34,090	1,078,949
Trex Company, Inc. (I)(L)	53,015	1,427,694

		2,506,643
Commercial Services & Supplies - 1.4%
Corrections Corp. of America (I)	48,068	1,204,584

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
SYKES Enterprises, Inc. (I)	84,204	$1,160,331

		2,364,915
Machinery - 2.6%
Colfax Corp. (I)	41,200	1,401,624
Meritor, Inc. (I)	147,596	1,093,686
Middleby Corp. (I)	5,800	566,892
Sauer-Danfoss, Inc. (I)	11,800	638,852
Westport Innovations, Inc. (I)(L)	15,320	620,000

		4,321,054
Professional Services - 1.6%
The Advisory Board Company (I)	31,770	2,571,464
Road & Rail - 1.6%
Landstar System, Inc.	13,900	751,434
Old Dominion Freight Line, Inc. (I)	42,320	1,841,343

		2,592,777
Trading Companies & Distributors - 1.5%
United Rentals, Inc. (I)(L)	58,022	2,418,357

		23,427,194
Information Technology - 30.5%
Communications Equipment - 5.8%
Acme Packet, Inc. (I)	35,300	1,075,944
ADTRAN, Inc.	36,750	1,295,438
Aruba Networks, Inc. (I)(L)	68,205	1,472,546
Ciena Corp. (I)(L)	59,210	883,413
Finisar Corp. (I)	88,910	1,803,984
Ixia (I)(L)	88,260	1,219,753
Riverbed Technology, Inc. (I)	65,020	1,851,119

		9,602,197
Electronic Equipment, Instruments & Components - 4.1%
Coherent, Inc. (I)	22,510	1,248,855
Fabrinet (I)	60,690	1,084,530
Jabil Circuit, Inc.	139,310	3,598,377
Universal Display Corp. (I)(L)	20,810	859,661

		6,791,423
Internet Software & Services - 3.3%
Bazaarvoice, Inc. (I)	1,400	23,240
DealerTrack Holdings, Inc. (I)	36,050	1,003,993
InterActiveCorp (L)	51,220	2,335,632
Liquidity Services, Inc. (I)	16,623	718,945
LivePerson, Inc. (I)	93,653	1,412,287

		5,494,097
IT Services - 4.6%
Sapient Corp. (L)	196,190	2,450,413
Syntel, Inc.	23,800	1,218,560
VeriFone Systems, Inc. (I)(L)	49,810	2,385,401
Wright Express Corp. (I)	24,900	1,540,812

		7,595,186
Semiconductors & Semiconductor Equipment - 2.7%
Cypress Semiconductor Corp. (I)	96,000	1,656,000
Lattice Semiconductor Corp. (I)	136,880	902,039
Skyworks Solutions, Inc. (I)	71,180	1,919,725

		4,477,764
Software - 10.0%
Bottomline Technologies, Inc. (I)	28,130	790,453
BroadSoft, Inc. (I)(L)	60,050	2,184,019
Cadence Design Systems, Inc. (I)(L)	339,790	3,999,328
Concur Technologies, Inc. (I)(L)	49,440	2,914,488
Imperva, Inc. (I)	8,700	322,335

The accompanying notes are an integral part of the financial statements.	179

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Jive Software, Inc. (I)	40,340	$879,815
MicroStrategy, Inc., Class A (I)	13,070	1,772,161
Parametric Technology Corp. (I)	63,010	1,682,367
Pegasystems, Inc. (L)	24,850	697,788
RealPage, Inc. (I)	23,782	471,597
Solera Holdings, Inc.	15,400	739,200

		16,453,551

		50,414,218
Materials - 1.6%
Chemicals - 1.6%
Methanex Corp.	85,930	2,693,046
Telecommunication Services - 0.8%
Wireless Telecommunication Services - 0.8%
MetroPCS Communications, Inc. (I)	121,300	1,249,390

TOTAL COMMON STOCKS (Cost $135,432,228)		$164,515,664

INVESTMENT COMPANIES - 0.6%
iShares Russell 2000 Growth Index Fund	10,100	945,461

TOTAL INVESTMENT COMPANIES (Cost $955,680)		$945,461

SECURITIES LENDING COLLATERAL - 22.6%
John Hancock Collateral
Investment Trust, 0.3743% (W)(Y)	3,733,833	37,373,797

TOTAL SECURITIES LENDING
COLLATERAL (Cost $37,361,398)		$37,373,797

SHORT-TERM INVESTMENTS - 0.7%
Repurchase Agreement - 0.7%
Deutsche Bank Tri-Party Repurchase
Agreement dated 02/29/2012 at 0.200% to
be repurchased at $1,100,006 on
03/01/2012, collateralized by $1,119,104
Government National Mortgage Association,
3.500% due 10/15/2041 (valued at
$1,122,001, including interest)	$1,100,000	$1,100,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,100,000)		$1,100,000

Total Investments (Small Cap Growth Fund)
(Cost $174,849,306) - 123.4%		$203,934,922
Other assets and liabilities, net - (23.4%)		(38,626,528)

TOTAL NET ASSETS - 100.0%		$165,308,394

Small Cap Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 91.5%
Consumer Discretionary - 12.5%
Auto Components - 0.8%
American Axle &
Manufacturing Holdings, Inc. (I)	6,274	$71,461
Amerigon, Inc. (I)	2,170	31,942
Cooper Tire & Rubber Company	5,812	96,479
Dana Holding Corp.	13,636	218,176
Dorman Products, Inc. (I)	1,029	46,727
Drew Industries, Inc. (I)	1,786	48,936
Exide Technologies (I)	7,630	22,661
Fuel Systems Solutions, Inc. (I)	1,651	42,761

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Components (continued)
Modine Manufacturing Company (I)	4,468	$40,569
Spartan Motors, Inc.	3,499	19,979
Standard Motor Products, Inc.	1,859	42,236
Stoneridge, Inc. (I)	2,615	25,287
Superior Industries International, Inc.	2,293	41,457
Tenneco, Inc. (I)(L)	5,649	217,487

		966,158
Automobiles - 0.0%
Winnebago Industries, Inc. (I)	2,884	25,725
Distributors - 0.2%
Core-Mark Holding Company, Inc.	1,102	44,168
Pool Corp. (L)	4,482	163,145
VOXX International Corp. (I)	1,732	22,152
Weyco Group, Inc.	630	14,704

		244,169
Diversified Consumer Services - 1.1%
American Public Education, Inc. (I)	1,682	65,867
Archipelago Learning, Inc. (I)	1,246	11,388
Ascent Capital Group, Inc., Class A (I)	1,363	67,114
Bridgepoint Education, Inc. (I)(L)	1,666	40,584
Capella Education Company (I)(L)	1,373	53,272
Coinstar, Inc. (I)	2,917	169,857
Corinthian Colleges, Inc. (I)	7,552	33,908
Grand Canyon Education, Inc. (I)	2,727	46,659
Hillenbrand, Inc.	5,842	134,191
K12, Inc. (I)(L)	2,440	52,606
Lincoln Educational Services Corp.	2,283	19,314
Mac-Gray Corp.	1,137	15,850
Matthews International Corp., Class A (L)	2,785	86,391
Regis Corp. (L)	5,338	92,401
Sotheby’s	6,283	247,173
Steiner Leisure, Ltd. (I)	1,409	70,506
Stewart Enterprises, Inc., Class A (L)	7,379	45,897
Strayer Education, Inc. (L)	1,142	117,506
Universal Technical Institute, Inc.	2,057	26,720

		1,397,204
Hotels, Restaurants & Leisure - 2.6%
AFC Enterprises, Inc. (I)	2,402	38,408
Ameristar Casinos, Inc.	3,037	60,254
Benihana, Inc.	1,541	16,011
Biglari Holdings, Inc. (I)	114	46,798
BJ’s Restaurants, Inc. (I)(L)	2,244	111,415
Bob Evans Farms, Inc.	2,851	104,917
Boyd Gaming Corp. (I)	5,063	40,555
Bravo Brio Restaurant Group, Inc. (I)	1,902	36,671
Buffalo Wild Wings, Inc. (I)	1,697	146,774
Caribou Coffee Company, Inc. (I)(L)	1,261	20,907
Carrols Restaurant Group, Inc. (I)	1,228	14,589
CEC Entertainment, Inc.	1,891	72,161
Churchill Downs, Inc.	1,193	62,275
Cracker Barrel Old Country Store, Inc.	2,139	119,078
Denny’s Corp. (I)	9,535	39,570
DineEquity, Inc. (I)	1,458	77,828
Domino’s Pizza, Inc. (I)	5,389	207,261
Gaylord Entertainment Company (I)	3,288	97,851
International Speedway Corp., Class A	2,758	69,391
Interval Leisure Group, Inc.	3,820	51,532
Isle of Capri Casinos, Inc. (I)	1,893	12,021
Jack in the Box, Inc. (I)(L)	4,137	98,667
Jamba, Inc. (I)	7,285	15,444
Krispy Kreme Doughnuts, Inc. (I)	5,461	44,671
Life Time Fitness, Inc. (I)	3,919	193,873

The accompanying notes are an integral part of the financial statements.	180

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Marcus Corp.	2,003	$24,136
Monarch Casino & Resort, Inc. (I)	886	9,285
Morgans Hotel Group Company (I)	2,456	12,599
Multimedia Games
Holding Company, Inc. (I)(L)	2,622	26,823
O’Charley’s, Inc. (I)	1,749	17,333
Orient Express Hotels, Ltd., Class A (I)	8,821	87,240
P.F. Chang’s China Bistro, Inc. (L)	2,014	77,176
Papa John’s International, Inc. (I)	1,763	65,513
Peet’s Coffee & Tea, Inc. (I)(L)	1,193	76,817
Pinnacle Entertainment, Inc. (I)	5,761	63,429
Red Lion Hotels Corp. (I)	1,810	13,919
Red Robin Gourmet Burgers, Inc. (I)(L)	1,228	42,255
Ruby Tuesday, Inc. (I)	6,129	47,684
Ruth’s Hospitality Group, Inc. (I)	3,569	22,235
Scientific Games Corp., Class A (I)	5,499	57,794
Shuffle Master, Inc. (I)	5,130	74,898
Six Flags Entertainment Corp.	3,849	174,206
Sonic Corp. (I)	5,977	49,370
Speedway Motorsports, Inc.	1,169	18,143
Texas Roadhouse, Inc., Class A	5,899	98,690
The Cheesecake Factory, Inc. (I)(L)	5,356	158,752
Town Sports International Holdings, Inc. (I)	2,123	21,867
Vail Resorts, Inc.	3,335	140,404

		3,179,490
Household Durables - 0.8%
American Greetings Corp., Class A (L)	3,796	56,940
Beazer Homes USA, Inc. (I)	7,399	23,085
Blyth, Inc.	493	31,453
Cavco Industries, Inc. (I)	675	30,436
CSS Industries, Inc.	763	14,955
Ethan Allen Interiors, Inc.	2,269	57,292
Helen of Troy, Ltd. (I)	2,871	93,308
Hovnanian Enterprises, Inc., Class A (I)(L)	5,795	16,052
iRobot Corp. (I)	2,240	57,165
KB Home (L)	7,246	82,749
La-Z-Boy, Inc. (I)	4,847	69,264
Libbey, Inc. (I)	2,030	25,477
Lifetime Brands, Inc.	1,035	12,089
M/I Homes, Inc. (I)	1,850	22,404
MDC Holdings, Inc.	3,507	86,202
Meritage Homes Corp. (I)	2,573	66,615
Ryland Group, Inc.	4,149	75,221
Sealy Corp. (I)	5,232	8,999
Skullcandy, Inc. (I)	1,005	14,191
Standard Pacific Corp. (I)	9,849	43,139
Universal Electronics, Inc. (I)(L)	1,594	31,179
Zagg, Inc. (I)(L)	2,153	22,607

		940,822
Internet & Catalog Retail - 0.3%
Blue Nile, Inc. (I)(L)	1,104	39,358
HSN, Inc.	3,701	137,529
NutriSystem, Inc.	2,641	29,764
Orbitz Worldwide, Inc. (I)	2,104	7,553
Overstock.com, Inc. (I)	1,110	7,060
PetMed Express, Inc. (L)	2,145	26,126
Shutterfly, Inc. (I)(L)	2,799	76,581
ValueVision Media, Inc. (I)	3,748	6,447

		330,418
Leisure Equipment & Products - 0.4%
Arctic Cat, Inc. (I)	1,135	41,745
Black Diamond, Inc. (I)	1,560	12,917
Brunswick Corp.	8,259	197,473

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Leisure Equipment & Products (continued)
Callaway Golf Company	6,373	$41,743
Eastman Kodak Company (I)(L)	27,269	9,271
Jakks Pacific, Inc. (L)	2,622	40,720
Leapfrog Enterprises, Inc. (I)	3,934	27,656
Smith & Wesson Holding Corp. (I)	5,845	30,569
Steinway Musical Instruments, Inc. (I)	659	16,449
Sturm Ruger & Company, Inc.	1,755	73,324

		491,867
Media - 1.2%
AH Belo Corp.	1,792	8,458
Arbitron, Inc.	2,547	85,172
Belo Corp., Class A	8,645	61,985
Central European Media Enterprises, Ltd. (I)	3,495	26,073
Cinemark Holdings, Inc.	8,564	179,159
Cumulus Media, Inc., Class A (I)(L)	3,306	11,373
Digital Generation, Inc. (I)(L)	2,633	26,330
Entercom Communications Corp., Class A (I)	2,418	16,926
Entravision Communications Corp., Class A	4,813	7,990
EW Scripps Company (I)	2,944	28,027
Fisher Communications, Inc. (I)	802	22,993
Gray Television, Inc. (I)	4,522	9,315
Harte-Hanks, Inc.	4,249	37,136
Journal Communications, Inc., Class A (I)	4,197	19,936
Knology, Inc. (I)	2,895	51,618
LIN TV Corp., Class A (I)	2,953	12,166
Lions Gate Entertainment Corp. (I)	4,110	56,225
Live Nation Entertainment, Inc. (I)	13,138	122,446
Martha Stewart Living
Omnimedia, Inc., Class A	2,577	11,597
MDC Partners, Inc., Class A	2,448	31,628
Meredith Corp. (L)	3,337	109,787
National CineMedia, Inc.	5,267	83,798
Nexstar Broadcasting Group, Inc. (I)	1,151	9,496
Outdoor Channel Holdings, Inc.	1,364	9,616
ReachLocal, Inc. (I)	940	7,332
Rentrak Corp. (I)	910	18,910
Saga Communications, Inc., Class A (I)	363	13,620
Scholastic Corp.	2,481	75,844
Sinclair Broadcast Group, Inc., Class A	4,752	54,268
The McClatchy Company, Class A (I)	5,260	13,360
The New York Times Company, Class A (I)	12,806	84,392
Valassis Communications, Inc. (I)(L)	4,142	103,467
World Wrestling Entertainment, Inc., Class A	2,825	25,821

		1,436,264
Multiline Retail - 0.2%
Fred’s, Inc., Class A (L)	3,470	48,060
Saks, Inc. (I)(L)	10,770	125,471
Tuesday Morning Corp. (I)	3,984	13,665

		187,196
Specialty Retail - 3.4%
Aeropostale, Inc. (I)(L)	7,525	135,224
Americas Car-Mart, Inc. (I)	823	36,714
ANN, Inc. (I)	4,838	115,580
Asbury Automotive Group, Inc. (I)	2,698	69,959
Ascena Retail Group, Inc. (I)	5,844	225,578
Barnes & Noble, Inc. (I)(L)	2,715	36,137
Bebe Stores, Inc.	3,567	31,960
Big 5 Sporting Goods Corp.	2,165	16,865
Body Central Corp. (I)	1,112	30,958
Brown Shoe Company, Inc.	3,951	42,592
Build-A-Bear Workshop, Inc. (I)	1,561	8,507
Cabela’s, Inc. (I)(L)	4,028	142,913
Casual Male Retail Group, Inc. (I)	4,376	13,784

The accompanying notes are an integral part of the financial statements.	181

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Charming Shoppes, Inc. (I)	10,790	$60,964
Christopher & Banks Corp.	3,452	7,387
Citi Trends, Inc. (I)	1,399	15,165
Coldwater Creek, Inc. (I)	8,015	7,534
Collective Brands, Inc. (I)	5,769	103,957
Conn’s, Inc. (I)(L)	1,366	18,113
Cost Plus, Inc. (I)	1,861	24,454
Destination Maternity Corp.	1,100	19,778
Express, Inc. (I)	5,107	121,547
Francesca’s Holdings Corp. (I)	970	22,262
Genesco, Inc. (I)	2,193	149,431
GNC Holdings, Inc., Class A	2,102	68,042
Group 1 Automotive, Inc.	2,110	108,813
Haverty Furniture Companies, Inc.	1,878	20,658
hhgregg, Inc. (I)(L)	1,552	17,739
Hibbett Sports, Inc. (I)(L)	2,555	125,067
HOT Topic, Inc.	4,072	36,322
Jos A. Bank Clothiers, Inc. (I)	2,565	132,072
Kirkland’s, Inc. (I)	1,627	25,951
Lithia Motors, Inc., Class A	2,066	48,778
Lumber Liquidators Holdings, Inc. (I)(L)	2,191	47,961
MarineMax, Inc. (I)	2,336	18,875
Monro Muffler Brake, Inc. (L)	2,839	130,225
New York & Company, Inc. (I)	2,552	6,661
Office Depot, Inc. (I)	25,977	85,724
OfficeMax, Inc. (I)	8,112	45,427
Pacific Sunwear of California, Inc. (I)(L)	5,163	10,842
Penske Automotive Group, Inc.	4,152	99,980
PEP Boys - Manny, Moe & Jack	4,884	73,455
Pier 1 Imports, Inc. (I)	9,084	155,972
Rent-A-Center, Inc.	5,456	193,252
Rue21, Inc. (I)(L)	1,464	39,060
Select Comfort Corp. (I)	5,174	153,099
Shoe Carnival, Inc. (I)	901	23,588
Sonic Automotive, Inc. (L)	3,725	63,809
Stage Stores, Inc.	2,937	43,908
Stein Mart, Inc. (I)	2,738	19,631
Systemax, Inc. (I)	962	18,567
Talbots, Inc. (I)(L)	6,911	20,457
Teavana Holdings, Inc. (I)(L)	704	16,509
The Buckle, Inc.	2,492	111,941
The Cato Corp., Class A	2,579	69,917
The Children’s Place Retail Stores, Inc. (I)(L)	2,426	123,120
The Finish Line, Inc., Class A	4,834	111,134
The Men’s Wearhouse, Inc. (L)	4,769	184,703
The Wet Seal, Inc., Class A (I)(L)	8,664	30,324
Vitamin Shoppe, Inc. (I)	2,313	98,141
West Marine, Inc. (I)	1,433	15,190
Winmark Corp.	252	14,583
Zale Corp. (I)	3,321	10,660
Zumiez, Inc. (I)(L)	1,986	62,400

		4,139,920
Textiles, Apparel & Luxury Goods - 1.5%
Carter’s, Inc. (I)	4,560	221,479
Columbia Sportswear Company	1,152	57,519
Crocs, Inc. (I)	8,427	165,591
Delta Apparel, Inc. (I)	792	12,981
G-III Apparel Group, Ltd. (I)(L)	1,557	38,800
Iconix Brand Group, Inc. (I)	6,857	124,523
K-Swiss, Inc., Class A (I)(L)	3,083	10,266
Liz Claiborne, Inc. (I)(L)	8,848	86,533
Maidenform Brands, Inc. (I)	2,264	47,544
Movado Group, Inc.	1,659	35,503
Oxford Industries, Inc.	1,184	59,674

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Perry Ellis International, Inc. (I)	1,213	$21,143
Quiksilver, Inc. (I)(L)	12,209	57,138
RG Barry Corp.	1,054	14,735
Skechers U.S.A., Inc., Class A (I)	3,559	45,448
Steven Madden, Ltd. (I)	3,534	152,598
The Jones Group, Inc.	7,545	74,318
The Warnaco Group, Inc. (I)	3,770	221,337
True Religion Apparel, Inc. (I)	2,428	64,026
Unifi, Inc. (I)	1,321	10,951
Vera Bradley, Inc. (I)(L)	1,864	68,409
Wolverine World Wide, Inc.	4,637	176,855

		1,767,371

		15,106,604
Consumer Staples - 3.2%
Beverages - 0.1%
Boston Beer Company, Inc. (I)	778	73,537
Central European Distribution Corp. (I)(L)	7,014	30,581
Coca-Cola Bottling Company Consolidated	472	30,416
National Beverage Corp. (I)	1,071	17,147

		151,681
Food & Staples Retailing - 1.1%
Casey’s General Stores, Inc.	3,533	180,996
Ingles Markets, Inc.	1,483	26,501
Nash Finch Company	1,207	32,360
Pricesmart, Inc.	1,665	107,609
Rite Aid Corp. (I)	55,585	85,601
Ruddick Corp.	4,568	187,105
Spartan Stores, Inc.	2,204	39,319
Susser Holdings Corp. (I)	938	23,769
The Andersons, Inc.	1,736	74,804
The Chefs’ Warehouse, Inc. (I)	1,038	21,798
The Fresh Market, Inc. (I)	2,627	118,268
The Pantry, Inc. (I)	2,302	28,614
United Natural Foods, Inc. (I)	4,522	205,841
Village Super Market, Inc.	612	18,415
Weis Markets, Inc.	1,057	45,303
Winn-Dixie Stores, Inc. (I)	5,208	49,372

		1,245,675
Food Products - 1.2%
B&G Foods, Inc.	4,471	104,085
Cal-Maine Foods, Inc. (L)	1,361	52,399
Calavo Growers, Inc.	1,170	32,175
Chiquita Brands International, Inc. (I)	4,325	41,477
Darling International, Inc. (I)	10,951	175,106
Diamond Foods, Inc. (L)	2,068	49,467
Dole Food Company, Inc. (I)(L)	3,464	33,185
Fresh Del Monte Produce, Inc.	3,377	75,847
Imperial Sugar Company	1,145	6,584
J&J Snack Foods Corp.	1,370	68,733
Lancaster Colony Corp.	1,750	114,048
Limoneira Company	766	14,048
Omega Protein Corp. (I)	1,972	16,289
Pilgrim’s Pride Corp. (I)	4,799	30,090
Sanderson Farms, Inc. (L)	2,080	102,336
Seneca Foods Corp., Class A (I)	949	24,313
Smart Balance, Inc. (I)	5,803	34,760
Snyders-Lance, Inc.	4,463	100,194
The Hain Celestial Group, Inc. (I)(L)	3,354	136,977
Tootsie Roll Industries, Inc. (L)	2,283	53,080
TreeHouse Foods, Inc. (I)	3,312	190,771

		1,455,964

The accompanying notes are an integral part of the financial statements.	182

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Products - 0.1%
Central Garden & Pet Company, Class A (I)	4,048	$38,739
Spectrum Brands Holdings, Inc. (I)	1,601	45,500
WD-40 Company	1,551	66,817

		151,056
Personal Products - 0.5%
Elizabeth Arden, Inc. (I)	2,293	85,185
Inter Parfums, Inc.	1,599	26,975
Medifast, Inc. (I)(L)	1,368	22,203
Nature’s Sunshine Products, Inc. (I)	1,164	17,169
Nu Skin Enterprises, Inc., Class A (L)	5,085	293,710
Nutraceutical International Corp. (I)	1,164	15,155
Prestige Brands Holdings, Inc. (I)	4,761	78,557
Revlon, Inc. (I)	1,091	16,540
Schiff Nutrition International, Inc. (I)	1,368	15,267
Synutra International, Inc. (I)(L)	1,647	9,997
USANA Health Sciences, Inc. (I)(L)	642	23,818

		604,576
Tobacco - 0.2%
Alliance One International, Inc. (I)(L)	8,792	32,442
Star Scientific, Inc. (I)(L)	10,029	37,609
Universal Corp.	2,136	98,128
Vector Group, Ltd. (L)	4,545	82,492

		250,671

		3,859,623
Energy - 6.2%
Energy Equipment & Services - 1.8%
Basic Energy Services, Inc. (I)	2,254	44,764
Bristow Group, Inc.	3,394	160,231
C&J Energy Services, Inc. (I)(L)	1,116	22,677
Cal Dive International, Inc. (I)	9,397	27,251
Dawson Geophysical Company (I)	770	29,175
Dril-Quip, Inc. (I)	3,196	223,688
Exterran Holdings, Inc. (I)(L)	6,053	87,163
Global Geophysical Services, Inc. (I)	1,909	20,579
Gulf Islands Fabrication, Inc.	1,369	40,125
Gulfmark Offshore, Inc., Class A (I)	2,229	111,985
Heckmann Corp. (I)(L)	9,302	47,440
Helix Energy Solutions Group, Inc. (I)	9,861	189,726
Hercules Offshore, Inc. (I)	10,847	55,103
Hornbeck Offshore Services, Inc. (I)	2,879	117,319
ION Geophysical Corp. (I)(L)	12,271	87,860
Key Energy Services, Inc. (I)	11,612	198,101
Lufkin Industries, Inc.	2,838	226,018
Matrix Service Company (I)	2,602	34,450
Mitcham Industries, Inc. (I)	1,141	26,665
Natural Gas Services Group, Inc. (I)	1,341	18,761
Newpark Resources, Inc. (I)(L)	8,424	66,297
OYO Geospace Corp. (I)	409	45,010
Parker Drilling Company (I)	10,858	68,731
PHI, Inc. (I)	1,152	25,459
Pioneer Drilling Company (I)	5,801	57,778
Superior Energy Services, Inc. (I)	1	29
Tesco Corp. (I)	2,876	44,060
Tetra Technologies, Inc. (I)	7,245	65,857
Union Drilling, Inc. (I)	1,431	9,645
Vantage Drilling Company (I)	17,796	23,313
Willbros Group, Inc. (I)	3,957	16,619

		2,191,879
Oil, Gas & Consumable Fuels - 4.4%
Abraxas Petroleum Corp. (I)	7,946	31,943
Alon USA Energy, Inc.	1,079	10,143

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Amyris, Inc. (I)(L)	1,770	$9,523
Apco Oil and Gas International, Inc.	850	63,903
Approach Resources, Inc. (I)	2,435	84,154
ATP Oil & Gas Corp. (I)(L)	4,291	34,328
Berry Petroleum Company, Class A (L)	4,798	258,900
Bill Barrett Corp. (I)	4,387	128,232
BPZ Resources, Inc. (I)(L)	9,762	31,336
Callon Petroleum Company (I)	3,813	26,920
Carrizo Oil & Gas, Inc. (I)(L)	3,651	102,849
Cheniere Energy, Inc. (I)(L)	7,732	116,289
Clayton Williams Energy, Inc. (I)	555	49,034
Clean Energy Fuels Corp. (I)(L)	4,672	87,787
Cloud Peak Energy, Inc. (I)	5,654	100,189
Comstock Resources, Inc. (I)(L)	4,473	71,702
Contango Oil & Gas Company (I)	1,154	73,371
Crosstex Energy, Inc.	3,833	52,627
CVR Energy, Inc. (I)	8,177	222,496
Delek US Holdings, Inc.	1,368	18,071
Endeavour International Corp. (I)(L)	3,525	40,784
Energy Partners, Ltd. (I)	2,695	45,923
Energy XXI Bermuda, Ltd. (I)	7,003	262,122
Evolution Petroleum Corp. (I)	1,647	15,284
Frontline, Ltd. (L)	5,027	26,945
FX Energy, Inc. (I)	5,119	32,403
Gastar Exploration, Ltd. (I)	5,825	16,718
GeoResources, Inc. (I)	1,869	59,883
GMX Resources, Inc. (I)(L)	5,554	9,775
Golar LNG, Ltd. (L)	3,698	157,054
Goodrich Petroleum Corp. (I)(L)	2,442	38,901
Green Plains Renewable Energy, Inc. (I)	1,818	20,634
Gulfport Energy Corp. (I)	4,248	142,818
Harvest Natural Resources, Inc. (I)	3,255	21,548
Houston American Energy Corp.	1,597	17,311
Hyperdynamics Corp. (I)(L)	14,712	20,008
Isramco, Inc. (I)	115	9,499
James River Coal Company (I)(L)	3,395	19,453
KiOR, Inc., Class A (I)(L)	1,090	9,483
Knightsbridge Tankers, Ltd. (L)	2,263	33,470
Kodiak Oil & Gas Corp. (I)	23,963	232,201
Magnum Hunter Resources Corp. (I)(L)	10,418	72,093
McMoRan Exploration Company (I)(L)	9,162	128,268
Miller Energy Resources, Inc. (I)(L)	2,822	11,852
Nordic American Tanker Shipping, Ltd. (L)	4,506	62,949
Northern Oil and Gas, Inc. (I)(L)	5,892	139,699
Oasis Petroleum, Inc. (I)	5,515	176,866
Overseas Shipholding Group, Inc. (L)	2,711	23,992
Panhandle Oil and Gas, Inc.	663	19,326
Patriot Coal Corp. (I)	8,542	61,759
Penn Virginia Corp. (L)	4,572	22,357
Petroleum Development Corp. (I)	2,197	71,490
Petroquest Energy, Inc. (I)(L)	5,281	32,214
Rentech, Inc. (I)	21,123	37,599
Resolute Energy Corp. (I)(L)	4,400	49,104
REX American Resources Corp (I)	661	20,273
Rex Energy Corp. (I)	3,262	37,513
Rosetta Resources, Inc. (I)	4,935	251,882
Scorpio Tankers, Inc. (I)	3,120	19,874
SemGroup Corp., Class A (I)	3,894	110,473
Ship Finance International, Ltd. (L)	4,284	58,819
Solazyme, Inc. (I)	1,100	15,158
Stone Energy Corp. (I)	4,573	146,107
Swift Energy Company (I)	3,949	118,588
Syntroleum Corp. (I)	9,329	11,568
Targa Resources Corp.	1,545	68,644
Teekay Tankers, Ltd., Class A (L)	4,501	19,894

The accompanying notes are an integral part of the financial statements.	183

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Triangle Petroleum Corp. (I)	4,113	$29,490
Ur-Energy, Inc. (I)(L)	9,306	10,795
Uranerz Energy Corp. (I)(L)	6,529	16,323
Uranium Energy Corp. (I)(L)	7,343	27,536
Uranium Resources, Inc. (I)	9,922	9,525
USEC, Inc. (I)(L)	11,433	15,320
Vaalco Energy, Inc. (I)	4,841	38,195
Venoco, Inc. (I)	2,917	31,795
Voyager Oil & Gas, Inc. (I)	4,438	14,379
W&T Offshore, Inc.	3,214	81,154
Warren Resources, Inc. (I)	7,076	27,596
Western Refining, Inc. (L)	4,912	89,153
Westmoreland Coal Company (I)	972	10,216
World Fuel Services Corp.	6,555	273,081
Zion Oil & Gas, Inc. (I)	3,643	9,945

		5,278,878

		7,470,757
Financials - 20.2%
Capital Markets - 1.8%
Apollo Investment Corp.	18,166	127,525
Arlington Asset Investment Corp.	605	13,976
Artio Global Investors, Inc. (L)	3,183	15,247
BGC Partners, Inc., Class A	7,071	49,709
BlackRock Kelso Capital Corp.	6,778	66,086
Calamos Asset Management, Inc.	1,847	22,644
Capital Southwest Corp.	286	26,561
Cohen & Steers, Inc. (L)	1,644	54,153
Cowen Group, Inc., Class A (I)	6,737	18,864
Diamond Hill Investment Group, Inc.	251	19,036
Duff & Phelps Corp.	2,862	39,381
Edelman Financial Group, Inc.	2,259	15,135
Epoch Holding Corp.	1,378	34,381
Evercore Partners, Inc., Class A	1,945	52,885
FBR Capital Markets Corp. (I)	4,978	12,545
Fifth Street Finance Corp.	6,712	66,449
Financial Engines, Inc. (I)	3,589	82,726
FXCM, Inc. (L)	1,799	17,019
GAMCO Investors, Inc., Class A	651	30,018
GFI Group, Inc. (L)	6,623	25,432
Gladstone Capital Corp. (L)	2,347	20,020
Gladstone Investment Corp.	2,430	19,076
Gleacher & Company, Inc. (I)	7,555	11,484
Golub Capital BDC Inc.	1,076	16,140
Harris & Harris Group, Inc. (I)	3,595	15,459
Hercules Technology Growth Capital, Inc.	4,190	43,241
HFF, Inc. (I)	2,746	39,570
ICG Group, Inc. (I)	3,654	31,680
INTL FCStone, Inc. (I)	1,283	29,060
Investment Technology Group, Inc. (I)	3,854	44,321
JMP Group, Inc.	1,722	12,261
KBW, Inc.	3,102	51,276
Knight Capital Group, Inc., Class A (I)	9,323	123,530
Kohlberg Capital Corp.	2,213	15,491
Ladenburg Thalmann
Financial Services, Inc. (I)	9,972	20,243
Main Street Capital Corp.	2,141	50,099
Manning & Napier, Inc.	1,350	17,105
MCG Capital Corp.	7,440	35,712
Medallion Financial Corp.	1,402	15,352
Medley Capital Corp.	1,084	11,978
MVC Capital, Inc.	2,344	29,323
NGP Capital Resources Company	2,419	18,191
Oppenheimer Holdings, Inc., Class A	956	16,003

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
PennantPark Investment Corp.	4,292	$47,384
Piper Jaffray Companies (I)	1,488	36,575
Prospect Capital Corp.	10,040	108,532
Safeguard Scientifics, Inc. (I)	1,988	33,617
Solar Capital Ltd.	3,383	77,809
Solar Senior Capital, Ltd.	878	14,856
Stifel Financial Corp. (I)	4,996	187,500
SWS Group, Inc.	2,836	15,853
Teton Advisors, Inc., Class A	20	310
TICC Capital Corp.	3,123	30,543
Triangle Capital Corp.	2,103	41,009
Virtus Investment Partners, Inc. (I)	502	39,929
Walter Investment Management Corp.	2,436	49,646
Westwood Holdings Group, Inc.	583	22,585

		2,182,535
Commercial Banks - 5.7%
1st Source Corp.	1,413	34,689
1st United Bancorp, Inc. (I)	3,110	18,349
Alliance Financial Corp.	606	17,889
Ameris Bancorp (I)	2,172	25,021
Ames National Corp.	651	14,094
Arrow Financial Corp. (L)	1,095	26,346
BancFirst Corp.	639	26,154
Banco Latinoamericano de
Comercio Exterior SA	2,637	51,448
Bancorp, Inc. (I)	2,974	24,744
BancorpSouth, Inc.	7,792	92,257
Bank of Marin Bancorp	617	21,700
Bank of the Ozarks, Inc. (L)	2,590	76,017
Banner Corp.	1,600	32,976
BBCN Bancorp, Inc. (I)	6,922	70,951
Boston Private Financial Holdings, Inc. (L)	7,148	68,120
Bridge Bancorp, Inc.	915	18,355
Bryn Mawr Bank Corp.	1,185	23,297
Camden National Corp.	739	26,124
Capital City Bank Group, Inc.	1,336	10,514
Cardinal Financial Corp.	2,879	30,949
Cathay General Bancorp	7,335	119,854
Centerstate Banks, Inc.	2,914	20,398
Central Pacific Financial Corp. (I)	1,492	20,649
Chemical Financial Corp.	2,566	56,606
Citizens & Northern Corp.	1,099	21,870
City Holding Company	1,441	49,383
CNB Financial Corp.	1,287	19,949
CoBiz Financial, Inc.	3,410	19,880
Columbia Banking System, Inc.	3,716	78,593
Community Bank Systems, Inc.	3,415	93,298
Community Trust Bancorp, Inc.	1,319	40,678
CVB Financial Corp.	8,328	89,693
Eagle Bancorp, Inc. (I)	1,717	26,631
Enterprise Financial Services Corp.	1,609	18,664
Financial Institutions, Inc.	1,371	22,430
First Bancorp, Inc.	779	11,685
First Bancorp/Troy NC	1,580	15,800
First Busey Corp.	6,671	32,288
First Commonwealth Financial Corp.	9,781	58,588
First Community Bancshares, Inc.	1,645	20,398
First Connecticut Bancorp, Inc.	1,822	23,504
First Financial Bancorp	5,451	89,233
First Financial Bankshares, Inc. (L)	2,934	100,519
First Financial Corp./Indiana	1,073	34,325
First Interstate Bancsystem, Inc.	1,493	20,305
First Merchants Corp.	2,657	29,440
First Midwest Bancorp, Inc.	7,003	80,955

The accompanying notes are an integral part of the financial statements.	184

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
First of Long Island Corp.	761	$19,740
FirstMerit Corp. (L)	10,133	162,635
FNB Corp.	12,523	147,646
German American Bancorp, Inc.	1,236	24,201
Glacier Bancorp, Inc.	6,765	93,357
Great Southern Bancorp, Inc.	1,012	22,284
Hancock Holding Company	7,071	240,060
Hanmi Financial Corp. (I)	3,136	27,189
Heartland Financial USA, Inc.	1,232	19,379
Heritage Financial Corp. (L)	1,564	20,958
Home Bancshares, Inc.	2,069	52,139
Hudson Valley Holding Corp.	1,510	24,643
IBERIABANK Corp. (L)	2,759	146,337
Independent Bank Corp. - MA (L)	2,009	55,227
International Bancshares Corp.	4,932	93,609
Investors Bancorp, Inc. (I)(L)	4,364	63,409
Lakeland Bancorp, Inc.	2,041	18,491
Lakeland Financial Corp.	1,569	39,570
MainSource Financial Group, Inc.	2,100	21,294
MB Financial, Inc.	5,097	101,430
Metro Bancorp, Inc. (I)	1,617	17,205
National Bankshares, Inc. (L)	713	19,258
National Penn Bancshares, Inc. (L)	11,505	100,669
NBT Bancorp, Inc.	3,177	69,290
Old National Bancorp	8,793	106,219
OmniAmerican Bancorp, Inc. (I)	1,392	24,903
Oriental Financial Group, Inc.	4,166	48,951
Pacific Continental Corp.	2,018	16,951
PacWest Bancorp	2,801	60,978
Park National Corp.	1,209	83,228
Park Sterling Corp. (I)	3,758	17,099
Penns Woods Bancorp, Inc.	512	19,963
Peoples Bancorp, Inc.	1,023	16,542
Pinnacle Financial Partners, Inc. (I)(L)	3,207	53,108
PrivateBancorp, Inc.	5,640	81,780
Prosperity Bancshares, Inc. (L)	4,340	189,832
Renasant Corp.	2,444	37,075
Republic Bancorp, Inc., Class A	944	24,601
S&T Bancorp, Inc.	2,632	55,825
Sandy Spring Bancorp, Inc.	2,290	41,357
SCBT Financial Corp.	1,344	41,624
Seacoast Banking Corp. of Florida (I)	7,043	13,030
Sierra Bancorp	1,340	12,328
Signature Bank (I)	4,269	253,408
Simmons First National Corp., Class A	1,657	43,563
Southside Bancshares, Inc.	1,623	34,586
Southwest Bancorp, Inc. (I)	1,889	16,170
State Bank Financial Corp. (I)	2,983	48,444
StellarOne Corp.	2,284	26,563
Sterling Bancorp	3,109	27,670
Sterling Financial Corp. (I)	2,542	49,467
Suffolk Bancorp (I)	1,073	12,983
Sun Bancorp, Inc. (I)	4,275	12,269
Susquehanna Bancshares, Inc.	14,570	135,064
SVB Financial Group (I)(L)	3,992	236,646
SY Bancorp, Inc.	1,274	27,710
Taylor Capital Group, Inc. (I)(L)	1,373	18,467
Texas Capital Bancshares, Inc. (I)(L)	3,454	117,056
Tompkins Financial Corp.	792	32,551
TowneBank (L)	2,407	31,098
TriCo Bancshares	1,313	21,271
Trustmark Corp. (L)	5,919	139,570
UMB Financial Corp.	2,969	123,659
Umpqua Holdings Corp.	10,679	131,565
Union First Market Bankshares Corp.	1,989	27,607

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
United Bankshares, Inc.	4,637	$135,771
United Community Banks, Inc. (I)	3,992	35,808
Univest Corp. of Pennsylvania	1,750	27,650
Virginia Commerce Bancorp, Inc. (I)	2,349	19,732
Washington Banking Company	1,501	19,048
Washington Trust Bancorp, Inc.	1,403	32,985
Webster Financial Corp.	6,673	146,005
WesBanco, Inc.	2,163	42,179
West Bancorp, Inc.	1,520	14,638
West Coast Bancorp (I)	1,870	32,071
Westamerica Bancorp.	2,680	126,925
Western Alliance Bancorp (I)	6,543	53,260
Wilshire Bancorp, Inc. (I)	6,179	26,817
Wintrust Financial Corp.	3,266	110,097

		6,861,397
Consumer Finance - 0.6%
Advance America Cash Advance Centers, Inc.	5,073	52,607
Cash America International, Inc. (L)	2,728	126,525
Credit Acceptance Corp. (I)	608	58,526
DFC Global Corp. (I)	4,098	73,395
EZCORP, Inc., Class A (I)	4,377	137,876
First Cash Financial Services, Inc. (I)	2,925	123,611
Nelnet, Inc., Class A	2,412	63,725
Netspend Holdings, Inc. (I)(L)	2,577	22,188
Nicholas Financial, Inc.	1,098	14,241
The First Marblehead Corp. (I)	6,347	7,743
World Acceptance Corp. (I)	1,398	88,801

		769,238
Diversified Financial Services - 0.4%
Compass Diversified Holdings	3,765	56,211
Encore Capital Group, Inc. (I)	1,512	33,687
MarketAxess Holdings, Inc.	2,669	88,397
Marlin Business Services Corp.	995	15,622
NewStar Financial, Inc. (I)	2,607	25,705
PHH Corp. (I)(L)	5,263	71,682
PICO Holdings, Inc. (I)	2,198	48,598
Portfolio Recovery Associates, Inc. (I)(L)	1,604	111,847

		451,749
Insurance - 2.5%
Alterra Capital Holdings, Ltd.	8,392	192,680
American Equity Investment Life
Holding Company (L)	5,591	67,651
American Safety Insurance Holdings, Ltd. (I)	1,003	19,368
AMERISAFE, Inc. (I)	1,801	40,631
Amtrust Financial Services, Inc. (L)	2,284	61,691
Argo Group International Holdings, Ltd.	2,622	78,267
Baldwin & Lyons, Inc., Class B	621	13,066
Citizens, Inc., Class A (I)(L)	3,615	38,608
CNO Financial Group, Inc. (I)	20,524	152,288
Crawford & Company, Class B	2,237	9,843
Delphi Financial Group, Inc., Class A	4,476	199,451
eHealth, Inc. (I)	1,986	29,850
Employers Holdings, Inc.	3,269	56,521
Enstar Group, Ltd. (I)	641	62,164
FBL Financial Group, Inc., Class A	1,193	40,526
First American Financial Corp.	9,889	152,291
Flagstone Reinsurance Holdings SA	5,081	40,242
Global Indemnity PLC (I)	1,360	26,017
Greenlight Capital Re, Ltd., Class A (I)	2,677	63,043
Harleysville Group, Inc. (L)	1,142	64,649
Hilltop Holdings, Inc. (I)	3,982	32,812
Horace Mann Educators Corp.	3,760	65,161
Infinity Property & Casualty Corp.	1,189	65,193

The accompanying notes are an integral part of the financial statements.	185

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Kansas City Life Insurance Company	500	$16,010
Maiden Holdings, Ltd.	4,905	42,428
Meadowbrook Insurance Group, Inc.	5,105	48,600
Montpelier Re Holdings, Ltd.	5,758	99,326
National Financial Partners Corp. (I)	3,790	57,835
National Interstate Corp.	638	15,408
National Western Life Insurance
Company, Class A	229	31,089
OneBeacon Insurance Group, Ltd.	2,211	33,718
Platinum Underwriters Holdings, Ltd.	3,426	121,829
Presidential Life Corp.	2,283	24,702
Primerica, Inc.	3,113	77,887
ProAssurance Corp.	2,848	249,940
RLI Corp. (L)	1,703	119,312
Safety Insurance Group, Inc.	1,233	52,624
SeaBright Holdings, Inc.	2,257	18,462
Selective Insurance Group, Inc.	5,119	87,944
State Auto Financial Corp.	1,382	19,320
Stewart Information Services Corp.	1,725	22,667
Symetra Financial Corp.	6,338	63,000
The Navigators Group, Inc. (I)	1,141	53,638
The Phoenix Companies, Inc. (I)	11,163	23,107
Tower Group, Inc.	3,559	82,035
United Fire Group, Inc.	2,091	42,008

		2,974,902
Real Estate Investment Trusts - 8.0%
Acadia Realty Trust	4,054	85,904
AG Mortgage Investment Trust, Inc.	618	12,311
Agree Realty Corp.	1,109	26,616
Alexander’s, Inc.	193	73,234
American Assets Trust, Inc.	3,043	65,485
American Campus Communities, Inc.	6,309	259,615
American Capital Mortgage Investment Corp.	975	21,021
Anworth Mortgage Asset Corp. (L)	12,390	80,535
Apollo Commercial Real Estate Finance, Inc.	2,182	32,621
Armour Residential REIT, Inc. (L)	8,696	61,481
Ashford Hospitality Trust, Inc.	4,888	41,255
Associated Estates Realty Corp.	3,879	57,875
BioMed Realty Trust, Inc.	14,197	261,509
Campus Crest Communities, Inc.	3,037	32,162
CapLease, Inc.	6,931	27,932
Capstead Mortgage Corp.	7,769	103,328
CBL & Associates Properties, Inc. (L)	13,766	242,695
Cedar Shopping Centers, Inc.	5,162	24,571
Chatham Lodging Trust	1,595	19,236
Chesapeake Lodging Trust	3,045	53,683
Cogdell Spencer, Inc.	4,875	20,621
Colonial Properties Trust (L)	7,711	158,230
Colony Financial, Inc.	3,116	51,975
Coresite Realty Corp.	1,912	40,821
Cousins Properties, Inc.	8,722	64,456
CreXus Investment Corp.	5,286	58,939
CubeSmart	11,398	128,569
CYS Investments, Inc.	7,728	104,869
DCT Industrial Trust, Inc. (L)	22,791	128,997
DiamondRock Hospitality Company	15,576	155,137
DuPont Fabros Technology, Inc. (L)	5,451	124,828
Dynex Capital, Inc.	4,092	38,915
EastGroup Properties, Inc.	2,530	121,921
Education Realty Trust, Inc.	8,539	87,781
Entertainment Properties Trust (L)	4,318	196,469
Equity Lifestyle Properties, Inc.	2,839	188,822
Equity One, Inc.	4,928	93,731
Excel Trust, Inc.	3,093	37,085

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Extra Space Storage, Inc.	8,672	$228,681
FelCor Lodging Trust, Inc. (I)	11,916	45,757
First Industrial Realty Trust, Inc. (I)	8,048	95,127
First Potomac Realty Trust	4,702	62,207
Franklin Street Properties Corp.	6,674	68,809
Getty Realty Corp.	2,488	42,296
Gladstone Commercial Corp.	1,365	24,393
Glimcher Realty Trust	10,002	99,020
Government Properties Income Trust	3,349	78,132
Hatteras Financial Corp. (L)	6,871	195,686
Healthcare Realty Trust, Inc.	7,263	150,126
Hersha Hospitality Trust	13,052	65,652
Highwoods Properties, Inc.	6,626	212,032
Home Properties, Inc.	4,426	255,070
Hudson Pacific Properties, Inc.	2,183	33,378
Inland Real Estate Corp. (L)	7,215	62,554
Invesco Mortgage Capital, Inc.	10,620	181,921
Investors Real Estate Trust (L)	7,747	59,110
iStar Financial, Inc. (I)(L)	7,781	54,856
Kilroy Realty Corp. (L)	5,423	237,744
Kite Realty Group Trust	5,183	25,449
LaSalle Hotel Properties	7,910	211,039
Lexington Realty Trust	11,219	97,044
LTC Properties, Inc.	2,858	88,198
Medical Properties Trust, Inc.	10,454	101,613
MFA Financial, Inc.	32,580	237,834
Mid-America Apartment Communities, Inc.	3,390	211,434
Mission West Properties, Inc.	1,980	19,800
Monmouth Real Estate Investment Corp.	3,977	37,225
MPG Office Trust, Inc. (I)	4,588	10,277
National Health Investments, Inc.	2,264	106,702
National Retail Properties, Inc. (L)	9,596	255,733
Newcastle Investment Corp.	9,765	53,219
NorthStar Realty Finance Corp. (L)	8,996	48,039
Omega Healthcare Investors, Inc. (L)	9,417	191,824
One Liberty Properties, Inc.	1,222	21,361
Parkway Properties, Inc.	2,034	20,320
Pebblebrook Hotel Trust	4,782	102,478
Pennsylvania Real Estate Investment Trust	5,163	69,287
Pennymac Mortgage Investment Trust	2,654	47,772
Post Properties, Inc.	4,569	199,528
Potlatch Corp. (L)	3,728	114,897
PS Business Parks, Inc.	1,740	108,611
Rait Financial Trust (L)	3,903	20,686
Ramco-Gershenson Properties Trust (L)	3,666	40,583
Redwood Trust, Inc.	7,434	86,011
Resource Capital Corp.	7,210	41,602
Retail Opportunity Investments Corp.	4,665	54,254
RLJ Lodging Trust	2,563	44,904
Sabra Healthcare REIT, Inc.	3,543	50,594
Saul Centers, Inc.	702	26,578
Sovran Self Storage, Inc.	2,583	122,718
Stag Industrial, Inc.	1,827	22,454
Starwood Property Trust, Inc.	8,620	170,159
Strategic Hotels & Resorts, Inc. (I)	16,325	101,705
Summit Hotel Properties, Inc.	2,641	24,324
Sun Communities, Inc.	1,971	81,580
Sunstone Hotel Investors, Inc. (I)	10,975	98,556
Tanger Factory Outlet Centers, Inc.	7,896	231,195
Terreno Realty Corp.	1,128	16,040
Two Harbors Investment Corp.	13,182	135,511
Universal Health Realty Income Trust	1,143	43,194
Urstadt Biddle Properties, Inc., Class A	2,222	42,262
Washington Real Estate Investment Trust	6,103	180,771

The accompanying notes are an integral part of the financial statements.	186

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Winthrop Realty Trust	2,838	$32,325

		9,685,476
Real Estate Management & Development - 0.1%
Consolidated-Tomoka Land Company	506	15,109
Forestar Group, Inc. (I)	3,320	52,091
Kennedy-Wilson Holdings, Inc.	2,582	34,909
Tejon Ranch Company (I)(L)	1,374	40,148

		142,257
Thrifts & Mortgage Finance - 1.1%
Apollo Residential Mortgage, Inc.	1,074	19,257
Astoria Financial Corp. (L)	8,144	71,504
Bank Mutual Corp.	4,974	19,548
BankFinancial Corp.	2,489	14,063
Beneficial Mutual Bancorp, Inc. (I)	3,364	30,511
Berkshire Hill Bancorp, Inc.	1,979	43,518
BofI Holding, Inc. (I)	1,124	18,422
Brookline Bancorp, Inc.	6,592	60,515
Dime Community Bancshares	3,136	43,653
Doral Financial Corp. (I)	12,592	17,629
ESB Financial Corp.	919	11,717
Federal Agricultural
Mortgage Corp., Class C (L)	998	19,920
First Defiance Financial Corp.	1,167	18,252
First Financial Holdings, Inc.	1,690	16,494
First PacTrust Bancorp, Inc.	1,157	13,560
Flagstar Bancorp, Inc. (I)	19,696	14,199
Flushing Financial Corp.	3,193	41,349
Fox Chase Bancorp, Inc.	1,619	20,254
Franklin Financial Corp./VA (I)	1,519	20,491
Home Federal Bancorp, Inc.	1,592	15,968
MGIC Investment Corp. (I)(L)	17,582	79,295
Northfield Bancorp, Inc. (L)	1,592	21,938
Northwest Bancshares, Inc.	9,130	115,221
OceanFirst Financial Corp.	1,639	22,503
Ocwen Financial Corp. (I)	8,863	142,783
Oritani Financial Corp.	4,477	58,335
Provident Financial Services, Inc.	5,683	78,084
Provident New York Bancorp	3,884	33,131
Radian Group, Inc. (L)	12,635	47,887
Rockville Financial, Inc.	3,290	38,000
Territorial Bancorp, Inc.	1,405	29,505
TrustCo Bank Corp.	8,742	46,857
United Financial Bancorp, Inc.	1,688	26,755
ViewPoint Financial Group	3,398	50,936
Walker & Dunlop, Inc. (I)	1,119	13,932
Westfield Financial, Inc.	3,298	26,153
WSFS Financial Corp.	688	26,481

		1,388,620

		24,456,174
Health Care - 11.5%
Biotechnology - 3.5%
Achillion Pharmaceuticals, Inc. (I)	4,453	46,757
Acorda Therapeutics, Inc. (I)	3,718	97,263
Aegerion Pharmaceuticals, Inc. (I)	847	14,170
Affymax, Inc. (I)	3,254	33,223
Alkermes PLC (I)	8,828	155,461
Allos Therapeutics, Inc. (I)	7,344	10,943
Alnylam Pharmaceuticals, Inc. (I)	3,596	47,971
AMAG Pharmaceuticals, Inc. (I)	2,057	32,521
Anthera Pharmaceuticals, Inc. (I)	1,939	12,836
Ardea Biosciences, Inc. (I)	1,654	35,263
Arena Pharmaceuticals, Inc. (I)	14,108	25,112

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Ariad Pharmaceuticals, Inc. (I)	12,279	$176,081
Arqule, Inc. (I)	5,190	36,849
Array BioPharma, Inc. (I)	5,410	15,202
Astex Pharmaceuticals (I)	5,284	9,670
AVEO Pharmaceuticals, Inc. (I)	2,990	38,990
AVI BioPharma, Inc. (I)(L)	12,868	13,383
BioCryst Pharmaceuticals, Inc. (I)(L)	2,777	12,941
Biosante Pharmaceuticals, Inc. (I)(L)	12,307	9,508
BioSpecifics Technologies Corp. (I)	603	10,444
Biotime, Inc. (I)(L)	2,270	11,327
Cell Therapeutics, Inc. (I)(L)	19,250	24,640
Celldex Therapeutics, Inc. (I)	4,131	15,656
Cepheid, Inc. (I)	5,754	232,404
Chelsea Therapeutics International, Inc. (I)	5,242	19,343
Cleveland Biolabs, Inc. (I)(L)	3,174	11,649
Clovis Oncology, Inc. (I)	1,076	26,889
Codexis, Inc. (I)	2,615	10,303
Cubist Pharmaceuticals, Inc. (I)	5,556	238,130
Curis, Inc. (I)	7,207	32,504
Cytori Therapeutics, Inc. (I)(L)	5,353	17,397
Dusa Pharmaceuticals, Inc. (I)	2,711	13,067
Dyax Corp. (I)	9,374	13,967
Dynavax Technologies Corp. (I)	14,360	60,312
Emergent Biosolutions, Inc. (I)	2,279	34,800
Enzon Pharmaceuticals, Inc. (I)(L)	3,764	26,611
Exact Sciences Corp. (I)	5,351	50,246
Exelixis, Inc. (I)	12,016	68,251
Genomic Health, Inc. (I)	1,596	46,571
Geron Corp. (I)	12,857	25,714
GTx, Inc. (I)	2,055	7,110
Halozyme Therapeutics, Inc. (I)	7,694	88,558
Idenix Pharmaceuticals, Inc. (I)	5,618	66,124
Immunogen, Inc. (I)	7,045	97,010
Immunomedics, Inc. (I)	6,598	23,489
Incyte Corp. (I)(L)	8,288	140,564
Infinity Pharmaceuticals, Inc. (I)	1,764	14,377
Insmed, Inc. (I)(L)	2,343	9,981
InterMune, Inc. (I)	5,061	67,919
Ironwood Pharmaceuticals, Inc. (I)	4,822	64,567
Isis Pharmaceuticals, Inc. (I)	9,506	86,600
Keryx Biopharmaceuticals Inc. (I)(L)	6,817	22,632
Lexicon Pharmaceuticals, Inc. (I)(L)	16,555	28,144
Ligand Pharmaceuticals, Inc., Class B (I)	1,941	28,494
Mannkind Corp. (I)(L)	7,657	17,917
Maxygen, Inc. (I)	3,074	16,876
Medivation, Inc. (I)	2,917	191,093
Metabolix, Inc. (I)(L)	3,598	9,895
Micromet, Inc. (I)	8,619	94,723
Momenta Pharmaceuticals, Inc. (I)	4,313	63,229
Nabi Biopharmaceuticals (I)	5,202	9,728
Neurocrine Biosciences, Inc. (I)	4,657	36,651
Novavax, Inc. (I)(L)	8,781	11,152
NPS Pharmaceuticals, Inc. (I)	8,091	55,181
Nymox Pharmaceutical Corp. (I)(L)	2,034	16,089
OncoGenex Pharmaceuticals, Inc. (I)	1,074	17,163
Oncothyreon, Inc. (I)(L)	3,921	32,152
Onyx Pharmaceuticals, Inc. (I)	5,903	226,203
Opko Health, Inc. (I)(L)	10,219	50,482
PDL BioPharma, Inc.	13,029	83,125
Peregrine Pharmaceuticals, Inc. (I)(L)	9,278	8,710
Pharmacyclics, Inc. (I)	4,288	108,015
Progenics Pharmaceuticals, Inc. (I)	2,816	27,456
Raptor Pharmaceutical Corp. (I)(L)	4,551	31,766
Rigel Pharmaceuticals, Inc. (I)	6,563	65,630
Sangamo Biosciences, Inc. (I)	5,311	27,989

The accompanying notes are an integral part of the financial statements.	187

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Savient Pharmaceuticals, Inc. (I)(L)	7,223	$14,518
SciClone Pharmaceuticals, Inc. (I)	3,487	16,354
Seattle Genetics, Inc. (I)(L)	9,016	166,435
SIGA Technologies, Inc. (I)	3,133	8,929
Spectrum Pharmaceuticals, Inc. (I)	5,336	75,718
Synta Pharmaceuticals Corp. (I)	2,322	11,099
Targacept, Inc. (I)	2,702	18,428
Theravance, Inc. (I)	6,466	120,914
Vanda Pharmaceuticals, Inc. (I)	2,622	12,166
Vical, Inc. (I)(L)	6,793	21,738
Zalicus Inc.	7,135	7,135
ZIOPHARM Oncology, Inc. (I)	5,703	28,002

		4,262,599
Health Care Equipment & Supplies - 2.8%
Abaxis, Inc. (I)(L)	2,130	56,573
ABIOMED, Inc. (I)(L)	2,953	61,659
Accuray, Inc. (I)	6,720	45,562
Align Technology, Inc. (I)	5,711	146,259
Alphatec Holdings, Inc. (I)	5,078	9,547
Analogic Corp.	1,177	67,030
AngioDynamics, Inc. (I)(L)	2,451	31,912
Antares Pharma, Inc. (I)(L)	8,629	21,745
Arthrocare Corp. (I)	2,576	67,234
Atricure, Inc. (I)	1,345	13,719
Atrion Corp.	153	31,518
Biolase Technology, Inc. (I)(L)	3,223	8,767
Cantel Medical Corp.	1,877	37,887
Cardiovascular Systems, Inc. (I)	1,487	13,457
Cerus Corp. (I)	4,464	16,785
Conceptus, Inc. (I)	3,054	41,137
CONMED Corp.	2,657	79,285
CryoLife, Inc. (I)	3,024	16,481
Cyberonics, Inc. (I)(L)	2,682	99,851
Cynosure, Inc. (I)	937	16,669
Delcath Systems, Inc. (I)	4,787	20,871
DexCom, Inc. (I)(L)	6,380	68,840
Endologix, Inc. (I)	4,607	60,951
Exactech, Inc. (I)	969	15,397
Greatbatch, Inc. (I)	2,204	54,549
Haemonetics Corp. (I)	2,401	160,939
Hansen Medical, Inc. (I)	4,885	15,583
HeartWare International, Inc. (I)(L)	1,145	83,883
ICU Medical, Inc. (I)	1,145	52,533
Insulet Corp. (I)(L)	4,350	85,782
Integra LifeSciences Holdings Corp. (I)	1,895	59,882
Invacare Corp.	2,734	45,138
IRIS International, Inc. (I)	1,704	19,034
Kensey Nash Corp.	807	18,222
MAKO Surgical Corp. (I)(L)	2,996	117,144
Masimo Corp. (I)(L)	4,948	107,866
Meridian Bioscience, Inc. (L)	3,901	70,296
Merit Medical Systems, Inc. (I)	3,970	49,704
Natus Medical, Inc. (I)	2,872	30,070
Navidea Biopharmaceuticals, Inc. (I)(L)	9,249	27,747
Neogen Corp. (I)(L)	2,220	77,034
NuVasive, Inc. (I)	4,023	63,121
NxStage Medical, Inc. (I)	4,217	84,340
OraSure Technologies, Inc. (I)	4,393	44,062
Orthofix International NV (I)	1,698	66,579
Palomar Medical Technologies, Inc. (I)	1,786	19,717
Quidel Corp. (I)(L)	2,716	38,513
Rockwell Medical Technologies, Inc. (I)	1,762	16,721
RTI Biologics, Inc. (I)	5,434	20,106
Solta Medical, Inc. (I)	5,922	16,818

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
SonoSite, Inc. (I)	1,285	$69,287
Spectranetics Corp. (I)	3,344	25,949
STAAR Surgical Company (I)(L)	3,384	35,295
STERIS Corp. (L)	5,524	173,343
SurModics, Inc. (I)	1,428	20,278
Symmetry Medical, Inc. (I)	3,576	25,890
Synergetics USA, Inc. (I)	2,117	13,337
Tornier BV (I)	1,023	24,041
Unilife Corp. (I)(L)	6,411	23,785
Uroplasty, Inc. (I)	1,967	5,429
Vascular Solutions, Inc. (I)	1,639	17,193
Volcano Corp. (I)	4,916	137,795
West Pharmaceutical Services, Inc. (L)	3,148	130,957
Wright Medical Group, Inc. (I)	3,665	60,692
Young Innovations, Inc.	649	19,632
Zoll Medical Corp. (I)	2,043	149,445

		3,426,867
Health Care Providers & Services - 2.5%
Accretive Health, Inc. (I)(L)	3,732	96,995
Air Methods Corp. (I)(L)	1,058	95,463
Almost Family, Inc. (I)	759	17,366
Amedisys, Inc. (I)	2,843	36,533
AMN Healthcare Services, Inc. (I)	4,119	21,995
Amsurg Corp. (I)	2,884	75,359
Assisted Living Concepts, Inc.	1,894	30,399
Bio-Reference Labs, Inc. (I)	2,301	46,342
BioScrip, Inc. (I)	3,929	24,910
Capital Senior Living Corp. (I)	2,743	23,508
Centene Corp. (I)	4,626	225,749
Chemed Corp. (L)	1,843	113,934
Chindex International, Inc. (I)	1,074	10,020
Corvel Corp. (I)	590	26,751
Cross Country Healthcare, Inc. (I)	2,638	14,931
Emeritus Corp. (I)	2,898	53,497
ExamWorks Group, Inc. (I)	2,591	26,739
Five Star Quality Care, Inc. (I)	4,319	15,289
Gentiva Health Services, Inc. (I)	2,993	23,495
Hanger Orthopedic Group, Inc. (I)	3,122	64,594
HealthSouth Corp. (I)(L)	8,805	179,270
Healthways, Inc. (I)	3,313	26,338
HMS Holdings Corp. (I)	7,881	253,926
IPC The Hospitalist Company, Inc. (I)	1,519	55,246
Kindred Healthcare, Inc. (I)(L)	4,840	49,804
Landauer, Inc. (L)	906	48,598
LHC Group, Inc. (I)	1,555	26,466
Magellan Health Services, Inc. (I)	2,638	124,672
Metropolitan Health Networks, Inc. (I)	3,963	33,131
MModal, Inc. (I)	3,183	32,753
Molina Healthcare, Inc. (I)(L)	2,598	88,228
MWI Veterinary Supply, Inc. (I)(L)	1,199	103,797
National Healthcare Corp. (L)	957	42,893
Owens & Minor, Inc.	5,922	177,423
PharMerica Corp. (I)	2,744	33,641
PSS World Medical, Inc. (I)(L)	5,189	125,729
Select Medical Holdings Corp. (I)	4,166	35,078
Skilled Healthcare Group, Inc. (I)	1,950	12,734
Sun Healthcare Group, Inc. (I)	2,336	10,419
Sunrise Senior Living, Inc. (I)(L)	5,301	41,030
Team Health Holdings, Inc. (I)	2,496	54,138
The Ensign Group, Inc.	1,529	41,910
The Providence Service Corp. (I)	1,299	19,550
Triple-S Management Corp., Class B (I)	1,860	44,026
Universal American Corp.	3,002	34,043
US Physical Therapy, Inc.	1,221	23,211

The accompanying notes are an integral part of the financial statements.	188

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Vanguard Health Systems, Inc. (I)	2,901	$28,894
WellCare Health Plans, Inc. (I)	3,952	268,183

		3,059,000
Health Care Technology - 0.6%
athenahealth, Inc. (I)(L)	3,253	229,890
Computer Programs & Systems, Inc.	1,033	62,848
HealthStream, Inc. (I)	1,679	34,302
MedAssets, Inc. (I)	4,629	66,102
Medidata Solutions, Inc. (I)	2,003	39,940
Merge Healthcare, Inc. (I)	5,345	34,903
Omnicell, Inc. (I)	3,126	46,640
Quality Systems, Inc.	3,601	154,375
Transcend Services, Inc. (I)	870	18,705

		687,705
Life Sciences Tools & Services - 0.3%
Affymetrix, Inc. (I)	6,750	28,148
Cambrex Corp. (I)	2,946	19,620
Enzo Biochem, Inc. (I)	4,314	11,130
eResearch Technology, Inc. (I)	5,003	31,919
Furiex Pharmaceuticals, Inc. (I)	940	16,958
Luminex Corp. (I)	3,576	80,353
Medtox Scientific, Inc. (I)	874	13,547
Pacific Biosciences of California, Inc. (I)(L)	3,172	13,227
PAREXEL International Corp. (I)	5,504	134,738
Sequenom, Inc. (I)(L)	9,470	40,910

		390,550
Pharmaceuticals - 1.8%
Akorn, Inc. (I)(L)	5,293	66,321
Ampio Pharmaceuticals, Inc. (I)	1,812	6,994
Auxilium Pharmaceuticals, Inc. (I)	4,550	89,908
AVANIR Pharmaceuticals, Class A (I)	11,852	32,712
Cadence Pharmaceuticals, Inc. (I)(L)	4,982	18,683
Columbia Laboratories, Inc. (I)(L)	7,363	4,860
Corcept Therapeutics, Inc. (I)	4,241	16,667
Depomed, Inc. (I)	5,255	33,054
Durect Corp. (I)	7,735	5,724
Endocyte, Inc. (I)	1,568	5,566
Forest Laboratories, Inc.	891	846
Hi-Tech Pharmacal Company, Inc. (I)	982	39,201
Impax Laboratories, Inc. (I)(L)	6,130	143,136
Indevus Pharmaceuticals, Inc., Escrow Shares	156	0
ISTA Pharmaceuticals, Inc. (I)	2,964	24,542
Jazz Pharmaceuticals PLC (I)	2,062	108,193
KV Pharmaceutical Company, Class A (I)(L)	4,446	6,180
MAP Pharmaceuticals, Inc. (I)	2,107	33,817
Medicis Pharmaceutical Corp., Class A	5,752	200,975
Nektar Therapeutics (I)(L)	10,940	78,440
Obagi Medical Products, Inc. (I)	1,731	19,647
Optimer Pharmaceuticals, Inc. (I)(L)	4,352	55,662
Pain Therapeutics, Inc. (I)	3,403	12,489
Par Pharmaceutical Companies, Inc. (I)(L)	3,410	126,545
Pozen, Inc. (I)	2,628	11,458
Questcor Pharmaceuticals, Inc. (I)(L)	4,944	192,322
Sagent Pharmaceuticals, Inc. (I)	636	13,795
Salix Pharmaceuticals, Ltd. (I)(L)	5,454	268,991
Santarus, Inc. (I)	5,080	22,962
The Medicines Company (I)	5,099	109,272
Viropharma, Inc. (I)(L)	6,570	210,634
Vivus, Inc. (I)(L)	8,374	188,415
XenoPort, Inc. (I)	3,250	13,000

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Zogenix, Inc. (I)	2,498	$5,695

		2,166,706

		13,993,427
Industrials - 14.4%
Aerospace & Defense - 1.7%
AAR Corp.	3,736	82,379
Aerovironment, Inc. (I)	1,591	45,312
American Science & Engineering, Inc.	854	62,086
Astronics Corp. (I)	994	33,229
Ceradyne, Inc.	2,352	72,700
Cubic Corp.	1,484	70,935
Curtiss-Wright Corp.	4,322	160,562
DigitalGlobe, Inc. (I)	3,349	51,508
Ducommun, Inc. (I)	1,012	15,453
Esterline Technologies Corp. (I)	2,840	184,458
GenCorp, Inc. (I)(L)	5,759	34,554
GeoEye, Inc. (I)(L)	2,080	42,162
HEICO Corp. (L)	3,890	212,705
Hexcel Corp. (I)	9,094	229,805
Kratos Defense & Security Solutions, Inc. (I)	3,338	21,263
LMI Aerospace, Inc. (I)	974	19,821
Moog, Inc., Class A (I)	3,635	159,613
National Presto Industries, Inc. (L)	473	40,957
Orbital Sciences Corp., Class A (I)	5,516	77,500
Taser International, Inc. (I)	5,315	21,419
Teledyne Technologies, Inc. (I)	3,415	203,534
The KEYW Holding Corp. (I)	1,979	14,051
Triumph Group, Inc. (L)	3,488	222,534

		2,078,540
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (I)	5,110	27,747
Atlas Air Worldwide Holdings, Inc. (I)	2,469	105,229
Forward Air Corp.	2,825	95,118
HUB Group, Inc., Class A (I)	3,494	124,491
Pacer International, Inc. (I)	3,598	19,861
Park-Ohio Holdings Corp. (I)	833	15,619

		388,065
Airlines - 0.5%
Alaska Air Group, Inc. (I)	3,307	226,761
Allegiant Travel Company (I)	1,375	68,723
Hawaiian Holdings, Inc. (I)	4,929	26,173
JetBlue Airways Corp. (I)(L)	22,912	116,851
Republic Airways Holdings, Inc. (I)	4,831	25,653
SkyWest, Inc.	5,019	57,317
Spirit Airlines, Inc. (I)	1,458	28,475
US Airways Group, Inc. (I)(L)	15,118	112,024

		661,977
Building Products - 0.6%
AAON, Inc.	1,777	32,963
Ameresco, Inc., Class A (I)	1,658	23,361
American Woodmark Corp.	990	14,068
AO Smith Corp.	3,519	158,918
Apogee Enterprises, Inc.	2,680	35,564
Builders FirstSource, Inc. (I)	4,747	14,383
Gibraltar Industries, Inc. (I)	2,853	39,428
Griffon Corp. (L)	4,581	48,971
Insteel Industries, Inc.	1,882	23,638
NCI Building Systems, Inc. (I)	1,981	23,970
Quanex Building Products Corp.	3,507	59,654
Simpson Manufacturing Company, Inc.	3,853	114,896
Trex Company, Inc. (I)	1,464	39,426

The accompanying notes are an integral part of the financial statements.	189

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Building Products (continued)
Universal Forest Products, Inc.	1,838	$59,073
USG Corp. (I)(L)	6,678	95,162

		783,475
Commercial Services & Supplies - 2.3%
A.T. Cross Company, Class A (I)	913	9,084
ABM Industries, Inc.	4,935	112,025
ACCO Brands Corp. (I)	5,147	60,735
American Reprographics Company (I)	3,679	19,425
Casella Waste Systems, Inc., Class A (I)	2,921	19,110
Cenveo, Inc. (I)	5,530	21,567
Clean Harbors, Inc. (I)	4,346	291,877
Consolidated Graphics, Inc. (I)	797	37,212
Courier Corp.	1,119	12,063
Deluxe Corp.	4,751	117,207
EnergySolutions, Inc. (I)	7,787	32,783
EnerNOC, Inc. (I)	2,283	17,967
Ennis, Inc.	2,540	42,570
Fuel Tech, Inc. (I)(L)	2,140	13,247
G&K Services, Inc., Class A	1,752	58,394
Healthcare Services Group, Inc.	6,202	120,815
Herman Miller, Inc.	5,410	113,610
HNI Corp.	4,199	106,151
InnerWorkings, Inc. (I)	2,487	28,352
Interface, Inc., Class A	5,018	61,471
Intersections, Inc.	1,023	11,938
Kimball International, Inc., Class B	3,307	20,371
Knoll, Inc.	4,589	70,762
McGrath Rentcorp	2,259	71,723
Metalico, Inc. (I)	4,182	20,994
Mine Safety Appliances Company	2,549	93,956
Mobile Mini, Inc. (I)(L)	3,478	75,125
Multi-Color Corp.	1,135	24,822
Quad/Graphics, Inc. (L)	2,452	36,706
Rollins, Inc.	5,854	118,602
Schawk, Inc., Class A	1,085	12,011
Standard Parking Corp. (I)	1,601	28,898
Steelcase, Inc., Class A	7,572	66,482
Swisher Hygiene, Inc. (I)(L)	7,993	23,579
SYKES Enterprises, Inc. (I)	3,768	51,923
Team, Inc. (I)	1,822	55,753
Tetra Tech, Inc. (I)(L)	5,832	143,234
The Brinks Company	4,336	109,484
The Geo Group, Inc. (I)(L)	6,069	106,875
TMS International Corp. (I)	1,189	14,149
Unifirst Corp.	1,318	79,185
United Stationers, Inc.	3,967	115,202
US Ecology, Inc.	1,755	33,117
Viad Corp.	1,948	37,908
WCA Waste Corp. (I)	1,874	12,162

		2,730,626
Construction & Engineering - 0.7%
Aegion Corp. (I)	3,722	65,544
Argan, Inc.	825	12,367
Comfort Systems USA, Inc.	3,606	41,253
Dycom Industries, Inc. (I)	3,242	68,990
EMCOR Group, Inc.	6,203	172,443
Furmanite Corp. (I)	3,633	26,521
Granite Construction, Inc.	3,589	102,645
Great Lakes Dredge & Dock Corp.	5,610	39,775
Layne Christensen Company (I)	1,859	44,969
MasTec, Inc. (I)	5,248	92,312
Michael Baker Corp. (I)	875	21,114
MYR Group, Inc. (I)	1,919	38,438

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
Northwest Pipe Company (I)	934	$22,864
Orion Marine Group, Inc. (I)	2,735	19,966
Pike Electric Corp. (I)	1,571	14,029
Primoris Services Corp.	2,487	38,250
Sterling Construction Company, Inc. (I)	1,550	16,074
Tutor Perini Corp. (I)	2,931	46,251

		883,805
Electrical Equipment - 1.1%
A123 Systems, Inc. (I)(L)	8,700	15,660
Active Power, Inc. (I)	7,640	5,347
Acuity Brands, Inc.	4,012	249,506
American Superconductor Corp. (I)(L)	4,527	20,281
AZZ, Inc.	1,191	59,788
Belden, Inc.	4,401	173,707
Brady Corp., Class A	4,422	141,283
Broadwind Energy, Inc. (I)	14,662	9,236
Capstone Turbine Corp. (I)(L)	23,934	26,567
Encore Wire Corp.	1,759	51,240
EnerSys, Inc. (I)(L)	4,441	149,129
Franklin Electric Company, Inc.	2,175	108,772
Fuelcell Energy, Inc. (I)(L)	13,294	19,808
Generac Holdings, Inc. (I)	2,274	57,851
Global Power Equipment Group, Inc. (I)	1,517	36,787
II-VI, Inc. (I)	4,850	113,442
LSI Industries, Inc.	2,176	15,036
Powell Industries, Inc. (I)	845	27,708
PowerSecure International, Inc. (I)	1,747	10,465
Preformed Line Products Company	240	15,857
Satcon Technology Corp. (I)(L)	8,582	4,291
Thermon Group Holdings, Inc. (I)	948	19,093
Valence Technology, Inc. (I)	8,531	7,934
Vicor Corp.	1,992	16,175

		1,354,963
Industrial Conglomerates - 0.2%
Raven Industries, Inc.	1,694	106,807
Seaboard Corp. (I)	29	55,480
Standex International Corp.	1,176	44,935

		207,222
Machinery - 3.2%
Accuride Corp. (I)	3,953	31,426
Actuant Corp., Class A	6,379	179,696
Alamo Group, Inc.	660	17,734
Albany International Corp., Class A	2,633	62,981
Altra Holdings, Inc. (I)	2,537	49,446
American Railcar Industries, Inc. (I)	945	27,878
Ampco-Pittsburgh Corp.	792	16,798
Astec Industries, Inc. (I)	1,841	69,866
Barnes Group, Inc.	5,059	140,134
Blount International, Inc. (I)	4,601	78,907
Briggs & Stratton Corp. (L)	4,717	79,906
Cascade Corp.	847	45,094
Chart Industries, Inc. (I)(L)	2,730	186,705
CIRCOR International, Inc. (L)	1,620	53,638
CLARCOR, Inc.	4,678	236,099
Colfax Corp. (I)	2,286	77,770
Columbus McKinnon Corp./NY (I)	1,905	31,718
Commercial Vehicle Group, Inc. (I)	2,753	33,284
Douglas Dynamics, Inc.	1,895	24,635
Dynamic Materials Corp.	1,320	29,449
Energy Recovery, Inc. (I)	4,403	9,466
EnPro Industries, Inc. (I)(L)	1,958	74,032
ESCO Technologies, Inc.	2,512	89,904
Federal Signal Corp. (I)	6,030	28,341

The accompanying notes are an integral part of the financial statements.	190

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Flow International Corp. (I)	4,600	$18,400
FreightCar America, Inc.	1,196	33,069
Graham Corp.	980	22,863
Greenbrier Companies, Inc. (I)	1,828	46,212
Hurco Companies, Inc. (I)	618	14,727
John Bean Technologies Corp.	2,710	46,802
Kadant, Inc. (I)	1,207	26,361
Kaydon Corp. (L)	3,061	115,155
LB Foster Co.	879	25,887
Lindsay Corp.	1,167	76,544
Lydall, Inc. (I)	1,797	16,371
Meritor, Inc. (I)	8,962	66,408
Met-Pro Corp.	1,922	17,048
Middleby Corp. (I)	1,749	170,947
Miller Industries, Inc.	1,241	19,657
Mueller Industries, Inc. (L)	3,514	161,644
Mueller Water Products, Inc.	14,673	43,579
NACCO Industries, Inc., Class A	540	52,812
NN, Inc. (I)	1,688	15,091
PMFG, Inc. (I)	1,705	27,979
RBC Bearings, Inc. (I)	2,072	94,297
Robbins & Myers, Inc.	3,664	178,840
Sauer-Danfoss, Inc. (I)	1,072	58,038
Sun Hydraulics, Inc.	1,881	61,810
Tecumseh Products Company, Class A (I)	1,780	8,170
Tennant Company	1,770	72,641
The Gorman-Rupp Company	1,438	41,515
Titan International, Inc. (L)	3,898	96,047
TriMas Corp. (I)	2,393	57,982
Twin Disc, Inc. (L)	799	25,536
Wabash National Corp. (I)	6,385	67,426
Watts Water Technologies, Inc., Class A (L)	2,799	110,672
Woodward, Inc.	5,717	250,233
Xerium Technologies, Inc. (I)	1,064	8,533

		3,824,203
Marine - 0.0%
Excel Maritime Carriers, Ltd. (I)(L)	4,157	7,275
Genco Shipping & Trading, Ltd. (I)(L)	2,916	19,975
International Shipholding Corp.	742	15,953

		43,203
Professional Services - 1.4%
Acacia Research (I)	3,985	157,408
Barrett Business Services, Inc.	816	13,888
CBIZ, Inc. (I)	3,942	25,623
CDI Corp.	1,181	17,727
CoStar Group, Inc. (I)(L)	2,358	141,433
CRA International, Inc. (I)	1,127	26,834
Exponent, Inc. (I)	1,241	59,841
Franklin Covey Company (I)	1,298	11,422
FTI Consulting, Inc. (I)	3,899	156,233
GP Strategies Corp. (I)	1,490	23,333
Heidrick & Struggles International, Inc.	1,688	34,300
Hill International, Inc. (I)	2,639	14,145
Hudson Highland Group, Inc. (I)	3,311	14,800
Huron Consulting Group, Inc. (I)	2,087	79,682
ICF International, Inc. (I)	1,854	48,074
Insperity, Inc.	2,133	64,267
Kelly Services, Inc., Class A (L)	2,496	37,440
Kforce, Inc. (I)	2,856	40,270
Korn/Ferry International (I)	4,387	70,060
Mistras Group, Inc. (I)	1,353	30,307
Navigant Consulting Company (I)	4,812	65,010
Odyssey Marine Exploration, Inc. (I)(L)	7,623	23,250

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services (continued)
On Assignment, Inc. (I)	3,470	$48,164
Pendrell Corp. (I)	12,519	30,296
Resources Connection, Inc.	4,419	57,756
RPX Corp. (I)	995	16,766
The Advisory Board Company (I)	1,483	120,034
The Corporate Executive Board Company	3,225	133,644
The Dolan Company (I)	2,994	26,886
TrueBlue, Inc. (I)	3,736	61,868
VSE Corp.	395	9,650

		1,660,411
Road & Rail - 1.2%
AMERCO, Inc.	805	83,833
Arkansas Best Corp.	2,469	43,948
Avis Budget Group, Inc. (I)	9,785	126,227
Celadon Group, Inc.	1,903	28,088
Dollar Thrifty Automotive Group, Inc. (I)	2,680	203,439
Genesee & Wyoming, Inc., Class A (I)	3,661	217,537
Heartland Express, Inc.	4,822	69,774
Knight Transportation, Inc. (L)	5,779	98,994
Marten Transport, Ltd.	1,495	31,201
Old Dominion Freight Line, Inc. (I)	4,437	193,054
Quality Distribution, Inc. (I)	1,547	20,126
RailAmerica, Inc. (I)	2,041	42,045
Roadrunner Transportation Systems, Inc. (I)	877	15,654
Saia, Inc. (I)	1,675	27,319
Swift Transporation Company (I)	7,545	88,427
Werner Enterprises, Inc. (L)	4,125	99,908
Zipcar, Inc. (I)	977	12,711

		1,402,285
Trading Companies & Distributors - 1.2%
Aceto Corp.	2,529	20,965
Aircastle, Ltd.	5,057	68,826
Applied Industrial Technologies, Inc.	3,929	157,828
Beacon Roofing Supply, Inc. (I)	4,273	100,757
CAI International, Inc. (I)	1,263	25,449
DXP Enterprises, Inc. (I)	825	30,525
H&E Equipment Services, Inc. (I)	2,678	46,303
Houston Wire & Cable Company (L)	1,747	24,807
Interline Brands, Inc. (I)	3,153	64,826
Kaman Corp., Class A	2,495	86,053
RSC Holdings, Inc. (I)	6,295	140,190
Rush Enterprises, Inc., Class A (I)	3,032	72,222
Seacube Container Leasing, Ltd.	1,050	17,157
TAL International Group, Inc. (L)	2,053	73,990
Textainer Group Holdings, Ltd.	1,023	33,984
Titan Machinery, Inc. (I)	1,453	38,054
United Rentals, Inc. (I)(L)	5,816	242,411
Watsco, Inc. (L)	2,604	185,900

		1,430,247
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (I)	1,963	28,876

		17,477,898
Information Technology - 15.4%
Communications Equipment - 1.8%
ADTRAN, Inc.	6,007	211,747
Anaren, Inc. (I)	1,555	27,275
Arris Group, Inc. (I)	11,521	131,224
Aruba Networks, Inc. (I)(L)	7,958	171,813
Aviat Networks, Inc. (I)	5,666	14,902
Bel Fuse, Inc., Class B	1,109	19,385
Black Box Corp.	1,693	45,576
Calix, Inc. (I)	3,614	32,671

The accompanying notes are an integral part of the financial statements.	191

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Comtech Telecommunications Corp. (L)	1,940	$62,604
Digi International, Inc. (I)	2,483	27,909
Emcore Corp. (I)	2,042	8,862
Emulex Corp. (I)	8,263	86,431
Extreme Networks, Inc. (I)	8,983	33,147
Finisar Corp. (I)(L)	8,341	169,239
Globecomm Systems, Inc. (I)	2,190	31,733
Harmonic, Inc. (I)	10,845	63,877
Infinera Corp. (I)(L)	9,876	78,613
InterDigital, Inc.	4,221	159,765
Ixia (I)	3,688	50,968
KVH Industries, Inc. (I)	1,453	13,280
Loral Space & Communications, Inc. (I)	1,005	71,596
Meru Networks, Inc. (I)(L)	1,062	5,013
Netgear, Inc. (I)	3,411	128,151
Oclaro, Inc. (I)	5,010	21,643
Oplink Communications, Inc. (I)	1,899	31,163
Plantronics, Inc.	4,026	150,170
Procera Networks, Inc. (I)	1,378	26,816
ShoreTel, Inc. (I)	4,587	24,632
Sonus Networks, Inc. (I)	19,725	57,597
Sycamore Networks, Inc. (I)	1,963	36,257
Symmetricom, Inc. (I)	4,347	25,517
Ubiquiti Networks, Inc. (I)(L)	848	22,285
ViaSat, Inc. (I)(L)	3,387	156,242
Westell Technologies, Inc., Class A (I)	5,072	11,615

		2,209,718
Computers & Peripherals - 0.6%
3D Systems Corp. (I)(L)	3,938	88,211
Avid Technology, Inc. (I)	2,852	30,374
Cray, Inc. (I)	3,656	29,138
Dot Hill Systems Corp. (I)	5,697	7,919
Electronics for Imaging, Inc. (I)	4,420	70,543
Imation Corp. (I)	2,755	17,219
Immersion Corp. (I)	2,924	18,977
Intermec, Inc. (I)	5,665	42,374
Intevac, Inc. (I)	2,137	16,882
Novatel Wireless, Inc. (I)	3,023	10,369
OCZ Technology Group, Inc. (I)(L)	4,833	41,515
Quantum Corp. (I)	21,088	55,461
Rimage Corp.	1,158	12,680
Silicon Graphics International Corp. (I)(L)	2,929	28,382
STEC, Inc. (I)	3,487	33,789
Stratasys, Inc. (I)(L)	1,986	73,164
Super Micro Computer, Inc. (I)(L)	2,505	41,433
Synaptics, Inc. (I)	2,996	110,103
Xyratex, Ltd. (L)	2,679	45,864

		774,397
Electronic Equipment, Instruments & Components - 2.4%
Aeroflex Holding Corp. (I)	1,915	21,008
Agilysys, Inc. (I)	1,847	14,868
Anixter International, Inc. (I)	2,690	187,063
Badger Meter, Inc. (L)	1,442	46,389
Benchmark Electronics, Inc. (I)	5,703	93,643
Brightpoint, Inc. (I)	6,386	56,197
Checkpoint Systems, Inc. (I)	3,842	42,646
Cognex Corp.	3,860	164,590
Coherent, Inc. (I)	2,202	122,167
CTS Corp.	3,312	32,954
Daktronics, Inc.	3,370	30,330
DDi Corp.	1,463	15,903
DTS, Inc. (I)	1,656	46,500
Echelon Corp. (I)	3,562	17,525

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Electro Rent Corp.	1,796	$32,418
Electro Scientific Industries, Inc.	2,148	29,728
Emagin Corp. (I)	2,002	6,346
Fabrinet (I)	1,933	34,543
FARO Technologies, Inc. (I)	1,520	84,299
FEI Company (I)	3,600	160,272
GSI Group, Inc. (I)	2,488	28,587
Identive Group, Inc. (I)	4,371	9,704
Insight Enterprises, Inc. (I)	4,119	86,087
InvenSense, Inc.	988	15,502
KEMET Corp. (I)	4,142	37,319
Lecroy Corp. (I)	1,679	15,380
Littelfuse, Inc.	2,134	112,953
Maxwell Technologies, Inc. (I)	2,667	48,513
Measurement Specialties, Inc. (I)	1,436	46,699
Mercury Computer Systems, Inc. (I)	2,850	40,955
Methode Electronics, Inc.	3,542	32,409
MTS Systems Corp.	1,464	71,897
Multi-Fineline Electronix, Inc. (I)	888	23,408
Newport Corp. (I)	3,529	59,005
OSI Systems, Inc. (I)	1,781	105,079
Park Electrochemical Corp.	1,946	55,461
PC Connection, Inc.	962	8,600
Plexus Corp. (I)	3,334	115,690
Power-One, Inc. (I)	6,380	27,689
Pulse Electronics Corp.	3,891	11,984
RadiSys Corp. (I)	1,929	14,448
RealD, Inc. (I)(L)	3,960	46,728
Richardson Electronics, Ltd.	1,329	16,294
Rofin-Sinar Technologies, Inc. (I)	2,686	63,014
Rogers Corp. (I)	1,490	55,264
Sanmina-SCI Corp. (I)	7,523	87,267
Scansource, Inc. (I)	2,534	93,758
SYNNEX Corp. (I)(L)	2,348	96,808
TTM Technologies, Inc. (I)	4,936	57,801
Universal Display Corp. (I)(L)	3,582	147,972
Vishay Precision Group, Inc. (I)	1,164	17,099
X-Rite, Inc. (I)	2,703	12,245
Zygo Corp. (I)	1,537	29,480

		2,930,488
Internet Software & Services - 1.6%
Active Network, Inc. (I)	1,177	18,832
Ancestry.com, Inc. (I)(L)	2,978	67,839
Angie’s List, Inc. (I)(L)	989	15,824
Bankrate, Inc. (I)	2,174	51,828
Carbonite, Inc. (I)(L)	686	6,647
comScore, Inc. (I)(L)	2,996	65,882
Constant Contact, Inc. (I)(L)	2,789	84,339
Cornerstone Ondemand, Inc. (I)	1,141	23,664
DealerTrack Holdings, Inc. (I)	3,841	106,972
Dice Holdings, Inc. (I)	4,574	40,617
Digital River, Inc. (I)	3,544	62,552
Earthlink, Inc.	10,577	79,010
Envestnet, Inc. (I)	1,891	23,543
InfoSpace, Inc. (I)	3,753	43,572
Internap Network Services Corp. (I)	5,124	38,328
IntraLinks Holdings, Inc. (I)	3,177	18,681
j2 Global Communications, Inc.	4,320	127,742
Keynote Systems, Inc.	1,402	27,886
KIT Digital, Inc. (I)(L)	3,753	37,943
Limelight Networks, Inc. (I)(L)	6,610	24,854
Liquidity Services, Inc. (I)	1,746	75,515
LivePerson, Inc. (I)	4,982	75,129

The accompanying notes are an integral part of the financial statements.	192

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
LogMeIn, Inc. (I)	1,921	$70,808
LoopNet, Inc. (I)	1,601	29,458
Marchex, Inc., Class B	2,265	9,717
Move, Inc. (I)	4,002	35,058
NIC, Inc.	6,073	73,423
OpenTable, Inc. (I)(L)	2,214	107,379
Openwave Systems, Inc. (I)	8,124	19,660
Perficient, Inc. (I)	2,371	28,642
QuinStreet, Inc. (I)	2,786	29,114
RealNetworks, Inc.	1,933	19,620
Saba Software, Inc. (I)	2,842	33,308
Sciquest, Inc. (I)	1,306	19,655
SPS Commerce, Inc. (I)	824	20,476
Stamps.com, Inc. (I)	1,001	25,876
Support.com, Inc. (I)	4,626	15,266
TechTarget, Inc. (I)	1,647	11,364
Travelzoo, Inc. (I)	543	13,792
United Online, Inc.	8,574	43,384
ValueClick, Inc. (I)	7,374	153,379
Vocus, Inc. (I)	1,686	22,812
Web.com Group, Inc. (I)	2,763	36,582
XO Group, Inc. (I)	2,860	25,854
Zix Corp. (I)	6,702	19,637

		1,981,463
IT Services - 1.9%
Acxiom Corp. (I)	7,609	106,830
CACI International, Inc., Class A (I)(L)	2,437	144,124
Cardtronics, Inc. (I)	4,025	107,025
Cass Information Systems, Inc.	816	31,408
Ciber, Inc. (I)	6,138	26,884
Computer Task Group, Inc. (I)	1,539	22,639
Convergys Corp. (I)	9,768	125,812
CSG Systems International, Inc. (I)	3,275	52,433
Dynamics Research Corp. (I)	1,028	9,375
Echo Global Logistics, Inc. (I)	1,163	21,632
Euronet Worldwide, Inc. (I)	4,824	93,055
ExlService Holdings, Inc. (I)	1,522	42,342
Forrester Research, Inc.	1,372	44,220
Global Cash Access Holdings, Inc. (I)	6,114	33,994
Heartland Payment Systems, Inc.	3,603	102,037
Higher One Holdings, Inc. (I)(L)	2,880	42,336
iGate Corp. (I)	2,917	50,843
Jack Henry & Associates, Inc.	8,013	270,359
Lionbridge Technologies, Inc. (I)	5,831	15,102
ManTech International Corp., Class A	2,203	73,889
MAXIMUS, Inc.	3,215	134,098
ModusLink Global Solutions, Inc.	4,124	22,929
Moneygram International, Inc. (I)	1,033	18,511
PRGX Global, Inc. (I)	2,143	11,958
Sapient Corp.	10,147	126,736
ServiceSource International, Inc. (I)	1,000	16,800
Syntel, Inc.	1,433	73,370
TeleTech Holdings, Inc. (I)	2,414	36,862
The Hackett Group, Inc. (I)	2,993	14,426
TNS, Inc. (I)	2,417	44,304
Unisys Corp. (I)	4,010	74,907
Virtusa Corp. (I)	1,483	23,179
Wright Express Corp. (I)	3,583	221,716

		2,236,135
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Energy Industries, Inc. (I)(L)	4,057	48,684
Alpha & Omega Semiconductor, Ltd. (I)	1,405	13,924
Amkor Technology, Inc. (I)	8,831	56,430

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Amtech Systems, Inc. (I)	874	$7,656
Anadigics, Inc. (I)	6,986	17,954
Applied Micro Circuits Corp. (I)	6,020	40,816
ATMI, Inc. (I)	2,931	64,570
Axcelis Technologies, Inc. (I)	10,789	17,910
AXT, Inc. (I)	3,248	18,611
Brooks Automation, Inc.	6,068	72,513
Cabot Microelectronics Corp. (L)	2,184	109,746
Cavium, Inc. (I)	4,520	161,500
Ceva, Inc. (I)(L)	2,141	52,776
Cirrus Logic, Inc. (I)(L)	6,098	143,791
Cohu, Inc.	2,372	26,614
CSR PLC, ADR (I)	568	9,139
Cymer, Inc. (I)	2,812	129,296
Diodes, Inc. (I)	3,294	81,823
DSP Group, Inc. (I)	2,576	16,461
Entegris, Inc. (I)	12,457	112,611
Entropic Communications, Inc. (I)(L)	8,072	49,764
Exar Corp. (I)	3,397	23,779
FormFactor, Inc. (I)(L)	4,954	25,315
FSI International, Inc. (I)	3,761	14,969
GSI Technology, Inc. (I)	1,958	9,007
GT Advanced Technologies Inc. (I)	11,722	100,340
Hittite Microwave Corp. (I)	2,911	166,451
Inphi Corp. (I)	2,029	29,136
Integrated Device Technology, Inc. (I)	13,855	95,738
Integrated Silicon Solution, Inc. (I)	2,606	27,571
IXYS Corp. (I)	2,301	27,451
Kopin Corp. (I)	6,668	24,005
Kulicke & Soffa Industries, Inc. (I)	6,593	74,237
Lattice Semiconductor Corp. (I)	10,825	71,337
LTX-Credence Corp. (I)	4,766	32,171
Maxlinear, Inc., Class A (I)	1,871	10,291
Micrel, Inc.	4,657	49,690
Microsemi Corp. (I)	8,048	168,364
Mindspeed Technologies, Inc. (I)	3,396	22,108
MIPS Technologies, Inc. (I)	5,144	29,629
MKS Instruments, Inc.	4,855	145,407
Monolithic Power Systems, Inc. (I)	2,794	51,940
MoSys, Inc. (I)	3,308	12,637
Nanometrics, Inc. (I)(L)	1,902	33,380
NVE Corp. (I)	476	25,466
Omnivision Technologies, Inc. (I)	5,409	88,545
PDF Solutions, Inc. (I)	2,252	18,084
Pericom Semiconductor Corp. (I)	2,709	20,832
Photronics, Inc. (I)(L)	5,505	38,590
PLX Technology, Inc. (I)	5,018	17,613
Power Integrations, Inc. (L)	2,700	100,710
Rambus, Inc. (I)	9,173	64,945
RF Micro Devices, Inc. (I)	25,645	122,327
Rubicon Technology, Inc. (I)	1,725	15,473
Rudolph Technologies, Inc. (I)	3,023	29,837
Semtech Corp. (I)	6,034	173,236
Sigma Designs, Inc. (I)	3,270	18,803
Silicon Image, Inc. (I)	7,487	38,708
Spansion, Inc., Class A (I)	4,783	61,222
Standard Microsystems Corp. (I)	2,136	54,660
STR Holdings, Inc. (I)(L)	2,934	20,831
Supertex, Inc. (I)	1,083	19,992
Tessera Technologies, Inc. (I)	4,775	80,220
TriQuint Semiconductor, Inc. (I)	15,235	98,113
Ultra Clean Holdings, Inc. (I)	2,324	18,987
Ultratech, Inc. (I)	2,343	63,753
Veeco Instruments, Inc. (I)(L)	3,799	102,725

The accompanying notes are an integral part of the financial statements.	193

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Volterra Semiconductor Corp. (I)	2,279	$70,034

		3,861,248
Software - 3.9%
Accelrys, Inc. (I)	5,403	42,900
ACI Worldwide, Inc. (I)	3,673	138,776
Actuate Corp. (I)	3,800	22,952
Advent Software, Inc. (I)	3,077	79,171
American Software, Inc., Class A	2,316	19,246
Aspen Technology, Inc. (I)	7,900	162,424
Blackbaud, Inc.	4,167	131,469
Bottomline Technologies, Inc. (I)	3,404	95,652
BroadSoft, Inc. (I)(L)	2,106	76,595
Callidus Software, Inc. (I)	3,043	22,549
CommVault Systems, Inc. (I)	4,106	211,746
Concur Technologies, Inc. (I)	4,148	244,525
Convio, Inc. (I)	1,375	21,533
Deltek, Inc. (I)	2,007	22,137
Digimarc Corp. (I)	679	18,937
Ebix, Inc. (L)	2,702	62,957
EPIQ Systems, Inc.	3,032	34,838
Fair Isaac Corp.	3,312	134,070
Glu Mobile Inc. (I)(L)	4,651	17,581
Imperva, Inc. (I)	516	19,118
Interactive Intelligence Group (I)	1,363	38,164
JDA Software Group, Inc. (I)	3,950	98,987
Kenexa Corp. (I)	2,465	68,502
Manhattan Associates, Inc. (I)	1,918	88,918
Mentor Graphics Corp. (I)	8,971	136,000
MicroStrategy, Inc., Class A (I)	747	101,286
Monotype Imaging Holdings, Inc. (I)	3,353	47,043
Netscout Systems, Inc. (I)	3,521	74,751
NetSuite, Inc. (I)	2,522	120,299
Opnet Technologies, Inc. (L)	1,352	38,600
Parametric Technology Corp. (I)	11,089	296,076
Pegasystems, Inc. (L)	1,565	43,945
Progress Software Corp. (I)	6,269	145,378
PROS Holdings, Inc. (I)	2,067	36,235
QLIK Technologies, Inc. (I)	6,568	198,813
Quest Software, Inc. (I)	5,280	105,706
RealPage, Inc. (I)	2,837	56,258
Rosetta Stone, Inc. (I)	1,034	9,337
Seachange International, Inc. (I)	2,734	18,701
SolarWinds, Inc. (I)	5,307	197,739
Sourcefire, Inc. (I)(L)	2,662	119,843
SS&C Technologies Holdings, Inc. (I)	2,372	49,148
Synchronoss Technologies, Inc. (I)	2,461	82,345
Take-Two Interactive Software, Inc. (I)(L)	6,867	106,095
Taleo Corp. (I)	3,826	175,307
Tangoe, Inc. (I)	1,018	19,077
TeleCommunication Systems, Inc. (I)	4,310	11,551
TeleNav, Inc. (I)	1,703	11,444
THQ, Inc. (I)	6,296	3,400
TiVo, Inc. (I)	11,139	125,314
Tyler Technologies, Inc. (I)	2,784	105,152
Ultimate Software Group, Inc. (I)	2,407	168,057
VASCO Data Security International, Inc. (I)	2,607	23,567
Verint Systems, Inc. (I)	2,034	55,915
VirnetX Holding Corp. (I)(L)	3,789	81,805
Wave Systems Corp. Class A (I)(L)	8,363	16,810
Websense, Inc. (I)	3,791	68,276

		4,723,020

		18,716,469

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Materials - 4.3%
Chemicals - 1.9%
A. Schulman, Inc.	2,895	$74,807
American Vanguard Corp.	2,159	35,667
Balchem Corp.	2,709	73,820
Calgon Carbon Corp. (I)	5,284	79,841
Chemtura Corp. (I)	9,024	140,052
Ferro Corp. (I)	8,125	45,094
Flotek Industries, Inc. (I)(L)	4,680	52,369
Futurefuel Corp.	1,788	19,757
Georgia Gulf Corp. (I)	3,176	102,458
H.B. Fuller Company (L)	4,596	138,477
Hawkins, Inc. (L)	843	32,666
Innophos Holdings, Inc.	2,027	102,120
Innospec, Inc. (I)	2,208	68,360
KMG Chemicals, Inc.	779	13,516
Koppers Holdings, Inc.	1,920	72,250
Kraton Performance Polymers, Inc. (I)	2,985	82,953
Landec Corp. (I)	2,546	16,040
LSB Industries, Inc. (I)	1,726	69,420
Minerals Technologies, Inc.	1,715	110,738
NewMarket Corp. (L)	833	151,964
Olin Corp.	7,384	155,286
OM Group, Inc. (I)	2,908	79,912
Omnova Solutions, Inc. (I)	4,423	22,557
PolyOne Corp.	8,716	117,056
Quaker Chemical Corp.	1,196	49,287
Senomyx, Inc. (I)	4,106	14,084
Sensient Technologies Corp.	4,668	172,669
Spartech Corp. (I)	2,895	16,791
Stepan Company	751	65,660
TPC Group, Inc. (I)	1,265	43,946
Tredegar Industries, Inc.	2,215	51,477
Zep, Inc.	2,150	32,616
Zoltek Companies, Inc. (I)	2,726	32,957

		2,336,667
Construction Materials - 0.2%
Eagle Materials, Inc.	4,122	129,348
Headwaters, Inc. (I)	6,124	18,617
Texas Industries, Inc. (L)	2,131	72,092
United States Lime & Minerals, Inc. (I)	255	15,530

		235,587
Containers & Packaging - 0.2%
AEP Industries, Inc. (I)	458	15,980
Boise, Inc.	8,508	70,021
Graphic Packaging Holding Company (I)	14,852	78,419
Myers Industries, Inc.	2,827	37,656

		202,076
Metals & Mining - 1.4%
A. M. Castle & Company (I)(L)	1,623	18,583
AMCOL International Corp. (L)	2,286	67,048
Century Aluminum Company (I)(L)	4,857	47,647
Coeur d’Alene Mines Corp. (I)	8,283	235,569
General Moly, Inc. (I)(L)	6,616	23,884
Globe Specialty Metals, Inc.	5,892	83,784
Gold Resource Corp. (L)	2,644	64,646
Golden Minerals Company (I)	2,774	23,135
Golden Star Resources, Ltd. (I)	24,115	46,783
Haynes International, Inc.	1,130	71,518
Hecla Mining Company (L)	25,931	131,729
Horsehead Holding Corp. (I)	4,124	47,014
Jaguar Mining, Inc. (I)(L)	7,874	48,504
Kaiser Aluminum Corp. (L)	1,528	73,864

The accompanying notes are an integral part of the financial statements.	194

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Materion Corp. (I)	1,907	$55,970
McEwen Mining, Inc. (I)	9,847	51,500
Metals USA Holdings Corp. (I)	1,067	13,956
Midway Gold Corp. (I)	8,159	14,360
Noranda Aluminum Holding Corp.	2,231	26,772
Olympic Steel, Inc.	901	21,119
Paramount Gold and Silver Corp. (I)(L)	11,130	28,382
Revett Minerals, Inc. (I)	2,324	10,690
RTI International Metals, Inc. (I)(L)	2,826	63,698
Stillwater Mining Company (I)	10,743	152,551
Suncoke Energy, Inc. (I)	6,572	94,177
Thompson Creek Metals Company, Inc. (I)	14,200	103,376
Universal Stainless & Alloy Products, Inc. (I)	685	22,934
Vista Gold Corp. (I)(L)	6,935	24,550
Worthington Industries, Inc.	5,324	89,816

		1,757,559
Paper & Forest Products - 0.6%
Buckeye Technologies, Inc.	3,678	125,640
Clearwater Paper Corp. (I)	2,155	73,938
Deltic Timber Corp. (L)	1,014	66,123
KapStone Paper and Packaging Corp. (I)	3,663	73,626
Louisiana-Pacific Corp. (I)(L)	12,258	100,148
Neenah Paper, Inc.	1,412	39,381
P.H. Glatfelter Company	4,108	64,126
Schweitzer-Mauduit International, Inc.	1,493	104,585
Wausau Paper Corp.	4,609	43,048

		690,615

		5,222,504
Telecommunication Services - 0.7%
Diversified Telecommunication Services - 0.6%
8x8, Inc. (I)	6,050	25,955
AboveNet, Inc. (I)	2,131	148,232
Alaska Communications
Systems Group, Inc. (L)	4,097	13,110
Atlantic Tele-Network, Inc.	904	34,641
Cbeyond, Inc. (I)	2,789	21,420
Cincinnati Bell, Inc. (I)(L)	18,507	69,401
Cogent Communications Group, Inc. (I)	4,342	79,980
Consolidated
Communications Holdings, Inc. (L)	2,501	47,444
Fairpoint Communications, Inc. (I)(L)	2,349	8,832
General Communication, Inc., Class A (I)	3,978	42,127
Globalstar, Inc. (I)(L)	11,222	9,557
HickoryTech Corp.	1,333	14,316
IDT Corp., Class B	1,369	12,389
inContact, Inc. (I)	3,164	16,864
Iridium Communications, Inc. (I)(L)	4,237	32,371
Lumos Networks Corp.	1,434	18,355
Neutral Tandem, Inc. (I)	3,079	34,362
ORBCOMM, Inc. (I)	3,383	10,927
Premiere Global Services, Inc. (I)	4,927	42,619
SureWest Communications	1,352	30,298
Towerstream Corp. (I)	3,974	11,286
Vonage Holdings Corp. (I)	12,628	30,181

		754,667
Wireless Telecommunication Services - 0.1%
Leap Wireless International, Inc. (I)	5,709	59,602
NTELOS Holdings Corp.	1,510	35,108
Shenandoah Telecommunications Company	2,391	23,886

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services (continued)
USA Mobility, Inc.	2,171	$29,786

		148,382

		903,049
Utilities - 3.1%
Electric Utilities - 1.3%
ALLETE, Inc.	2,974	123,659
Central Vermont Public Service Corp.	1,299	45,777
Cleco Corp.	5,595	215,296
El Paso Electric Company	3,917	128,203
IDACORP, Inc.	4,567	184,872
MGE Energy, Inc.	2,221	97,413
Otter Tail Corp. (L)	3,414	72,513
PNM Resources, Inc.	7,349	132,135
Portland General Electric Company	6,956	171,396
The Empire District Electric Company	3,984	79,481
UIL Holdings Corp. (L)	4,704	165,816
UniSource Energy Corp. (L)	3,413	125,564
Unitil Corp.	1,210	32,186

		1,574,311
Gas Utilities - 1.0%
Chesapeake Utilities Corp.	996	40,906
New Jersey Resources Corp.	3,798	177,329
Northwest Natural Gas Company (L)	2,502	114,517
Piedmont Natural Gas Company, Inc.	6,572	212,933
South Jersey Industries, Inc.	2,778	144,456
Southwest Gas Corp.	4,230	180,410
The Laclede Group, Inc.	2,145	88,138
WGL Holdings, Inc.	4,688	191,411

		1,150,100
Independent Power Producers & Energy Traders - 0.2%
Atlantic Power Corp. (L)	10,526	152,522
Dynegy, Inc. (I)	10,003	13,004
Genie Energy, Ltd.	1,694	16,245
Ormat Technologies, Inc.	1,746	35,339

		217,110
Multi-Utilities - 0.4%
Avista Corp.	5,330	131,651
Black Hills Corp. (L)	3,672	120,588
CH Energy Group, Inc. (L)	1,491	99,405
NorthWestern Corp.	3,374	117,179

		468,823
Water Utilities - 0.2%
American States Water Company	1,771	65,279
Cadiz, Inc. (I)	1,470	15,611
California Water Service Group	4,094	78,646
Connecticut Water Service, Inc. (L)	1,026	29,569
Consolidated Water Company, Ltd.	1,690	13,976
Middlesex Water Company	1,805	33,248
SJW Corp.	1,265	30,221
York Water Company	1,402	24,297

		290,847

		3,701,191

TOTAL COMMON STOCKS (Cost $80,740,641)		$110,907,696

CORPORATE BONDS - 0.0%
Financials - 0.0%
GAMCO Investors, Inc. Zero
Coupon 12/31/2015 (Z)	$1,500	$1,209

TOTAL CORPORATE BONDS (Cost $1,224)		$1,209

The accompanying notes are an integral part of the financial statements.	195

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

WARRANTS - 0.0%
Magnum Hunter Resources (Expiration Date:
10/14/2013; Strike Price: $10.50) (I)(L)	854	$570

TOTAL WARRANTS (Cost $0)		$570

SECURITIES LENDING COLLATERAL - 15.6%
John Hancock Collateral
Investment Trust, 0.3743% (W)(Y)	1,884,873	18,866,634

TOTAL SECURITIES LENDING
COLLATERAL (Cost $18,860,254)		$18,866,634

SHORT-TERM INVESTMENTS - 6.8%
Repurchase Agreement - 6.8%
Repurchase Agreement with State Street Corp.
dated 02/29/2012 at 0.010% to be
repurchased at $8,215,002 on 03/01/2012,
collateralized by $7,735,000 U.S. Treasury
Notes, 2.625% due 11/15/2020 (valued at
$8,383,920, including interest)	$8,215,000	$8,215,000

TOTAL SHORT-TERM INVESTMENTS (Cost $8,215,000)		$8,215,000

Total Investments (Small Cap Index Fund)
(Cost $107,817,119) - 113.9%		$137,991,109
Other assets and liabilities, net - (13.9%)		(16,822,241)

TOTAL NET ASSETS - 100.0%		$121,168,868

Small Cap Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.6%
Consumer Discretionary - 15.8%
Auto Components - 1.4%
Dana Holding Corp.	45,617	$729,872
Drew Industries, Inc. (I)	2,900	79,460
Exide Technologies (I)	10,280	30,532
Federal-Mogul Corp. (I)	3,604	62,025
Modine Manufacturing Company (I)	53,816	488,649
Motorcar Parts of America, Inc. (I)	2,590	21,368
Shiloh Industries, Inc.	1,546	13,914
Spartan Motors, Inc.	4,866	27,785
Standard Motor Products, Inc.	3,300	74,976
Superior Industries International, Inc.	5,170	93,474
TRW Automotive Holdings Corp. (I)	14,964	684,453

		2,306,508
Distributors - 0.1%
Core-Mark Holding Company, Inc.	2,190	87,775
VOXX International Corp. (I)	2,806	35,889

		123,664
Diversified Consumer Services - 0.2%
Ascent Capital Group, Inc., Class A (I)	2,709	133,391
Cambium Learning Group, Inc. (I)	3,781	10,889
Career Education Corp. (I)	5	43
Carriage Services, Inc.	1,315	7,877
Corinthian Colleges, Inc. (I)	1,753	7,871
Education Management Corp. (I)	762	13,769
Mac-Gray Corp.	768	10,706
Matthews International Corp., Class A	200	6,204
Regis Corp. (L)	7,952	137,649
School Specialty, Inc. (I)	2,471	7,907

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Consumer Services (continued)
Stewart Enterprises, Inc., Class A (L)	1,666	$10,363

		346,669
Hotels, Restaurants & Leisure - 2.8%
Bally Technologies, Inc. (I)	13,271	569,857
Benihana, Inc.	1,639	17,029
Biglari Holdings, Inc. (I)	222	91,133
Bluegreen Corp. (I)	7,080	22,231
Bob Evans Farms, Inc.	2,266	83,389
Boyd Gaming Corp. (I)	13,073	104,715
Canterbury Park Holding Corp. (I)	100	1,080
Churchill Downs, Inc.	1,871	97,666
DineEquity, Inc. (I)	15,243	813,671
Dover Downs Gaming & Entertainment, Inc.	2,392	5,741
Full House Resorts, Inc. (I)	632	2,022
Gaming Partners International Corp.	400	2,736
Gaylord Entertainment Company (I)	5,300	157,728
Great Wolf Resorts, Inc. (I)	6,052	24,511
International Speedway Corp., Class A	5,732	144,217
Isle of Capri Casinos, Inc. (I)(L)	7,312	46,431
Lakes Gaming, Inc. (I)	4,339	8,504
Life Time Fitness, Inc. (I)	2,800	138,516
Luby’s, Inc. (I)	6,723	33,346
Marcus Corp.	4,570	55,069
Monarch Casino & Resort, Inc. (I)	2,300	24,104
MTR Gaming Group, Inc. (I)	4,201	15,082
Multimedia Games
Holding Company, Inc. (I)(L)	1,794	18,353
O’Charley’s, Inc. (I)(L)	4,256	42,177
Orient Express Hotels, Ltd., Class A (I)	11,800	116,702
P.F. Chang’s China Bistro, Inc. (L)	12,352	473,329
Papa John’s International, Inc. (I)	15,106	561,339
Pinnacle Entertainment, Inc. (I)	8,929	98,308
Red Lion Hotels Corp. (I)	314	2,415
Red Robin Gourmet Burgers, Inc. (I)	1,400	48,174
Rick’s Cabaret International, Inc. (I)	2,292	21,545
Ruby Tuesday, Inc. (I)	8,325	64,769
Ruth’s Hospitality Group, Inc. (I)(L)	2,796	17,419
Speedway Motorsports, Inc.	6,816	105,784
The Wendy’s Company	47,925	242,980
Vail Resorts, Inc.	4,149	174,673

		4,446,745
Household Durables - 1.8%
Acme United Corp.	300	3,015
Bassett Furniture Industries, Inc.	1,320	10,956
Beazer Homes USA, Inc. (I)(L)	14,270	44,522
Blyth, Inc.	932	59,462
Cavco Industries, Inc. (I)	648	29,218
CSS Industries, Inc.	926	18,150
D.R. Horton, Inc.	2,270	32,552
Emerson Radio Corp. (I)	6,514	13,223
Furniture Brands International, Inc. (I)	11,407	18,251
Helen of Troy, Ltd. (I)	4,435	144,138
Hooker Furniture Corp.	2,845	34,168
Jarden Corp. (I)	2,206	77,806
KB Home (L)	7,492	85,559
Kid Brands, Inc. (I)	2,309	6,904
La-Z-Boy, Inc. (I)	9,201	131,482
Lennar Corp., Class A (L)	8,134	190,173
Lennar Corp., Class B	1,165	21,809
Lifetime Brands, Inc.	795	9,286
M/I Homes, Inc. (I)	4,500	54,495
MDC Holdings, Inc.	1,223	30,061
Meritage Homes Corp. (I)	34,201	885,464

The accompanying notes are an integral part of the financial statements.	196

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
Mohawk Industries, Inc. (I)	8,400	$533,484
PulteGroup, Inc. (I)	28,129	248,098
Ryland Group, Inc.	4,400	79,772
Skyline Corp. (I)	705	5,675
Standard Pacific Corp. (I)	12,794	56,038
Stanley Furniture Company, Inc. (I)	2,115	7,149

		2,830,910
Internet & Catalog Retail - 0.0%
1-800-Flowers.com, Inc., Class A (I)	5,490	14,988
dELiA*s, Inc. (I)	3,000	3,180
Gaiam, Inc., Class A (I)	3,280	11,874
Orbitz Worldwide, Inc. (I)	2,700	9,693
ValueVision Media, Inc. (I)	633	1,089

		40,824
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc. (I)	2,170	79,813
Callaway Golf Company	10,513	68,860
Jakks Pacific, Inc. (L)	3,677	57,104
Leapfrog Enterprises, Inc. (I)	7,584	53,316
Smith & Wesson Holding Corp. (I)	5,368	28,075
Steinway Musical Instruments, Inc. (I)	2,960	73,882
The Nautilus Group, Inc. (I)	1,456	4,048

		365,098
Media - 1.5%
AH Belo Corp.	4,621	21,811
Beasley Broadcasting Group, Inc. (I)	447	1,734
Belo Corp., Class A	7,770	55,711
Central European Media Enterprises, Ltd. (I)	2,003	14,942
Clear Channel Outdoor
Holdings, Inc., Class A (I)	2,500	33,075
DreamWorks Animation SKG, Inc. (I)	751	12,962
EW Scripps Company (I)	10,582	100,741
Fisher Communications, Inc. (I)	2,124	60,895
Gannett Company, Inc.	17,417	258,468
Gray Television, Inc. (I)	8,117	16,721
Harte-Hanks, Inc.	9,457	82,654
Journal Communications, Inc., Class A (I)	8,168	38,798
Lee Enterprises, Inc. (I)	3,600	4,068
Live Nation Entertainment, Inc. (I)	16,438	153,202
Martha Stewart Living
Omnimedia, Inc., Class A	4,500	20,250
Media General, Inc., Class A (I)(L)	5,000	28,250
Meredith Corp. (L)	1,195	39,316
New Frontier Media, Inc. (I)	1,891	2,326
Outdoor Channel Holdings, Inc.	1,659	11,696
Radio One, Inc., Class D (I)	4,508	4,328
Salem Communications Corp., Class A (I)	1,200	3,156
The Interpublic Group of Companies, Inc.	75,632	886,407
The Madison Square Garden, Inc., Class A (I)	4,734	150,778
The McClatchy Company, Class A (I)(L)	13,372	33,965
The New York Times Company, Class A (I)	700	4,613
The Washington Post Company, Class B (L)	1,176	463,226

		2,504,093
Multiline Retail - 0.5%
Dillard’s, Inc., Class A (L)	8,952	547,325
Fred’s, Inc., Class A (L)	7,266	100,634
Saks, Inc. (I)(L)	12,322	143,551
Tuesday Morning Corp. (I)	4,400	15,092

		806,602
Specialty Retail - 6.4%
Americas Car-Mart, Inc. (I)	1,101	49,116

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Asbury Automotive Group, Inc. (I)	1,599	$41,462
AutoNation, Inc. (I)(L)	1,080	36,806
Barnes & Noble, Inc. (I)(L)	9,129	121,507
Bebe Stores, Inc.	100,514	900,605
Big 5 Sporting Goods Corp.	235	1,831
Books-A-Million, Inc. (L)	2,241	5,871
Brown Shoe Company, Inc. (L)	6,262	67,504
Build-A-Bear Workshop, Inc. (I)	3,247	17,696
Cabela’s, Inc. (I)(L)	6,938	246,160
Cache, Inc. (I)	2,290	14,267
Casual Male Retail Group, Inc. (I)	6,459	20,346
Charming Shoppes, Inc. (I)	17,375	98,169
Christopher & Banks Corp. (I)	7,727	16,536
Citi Trends, Inc. (I)	20	217
Collective Brands, Inc. (I)(L)	8,484	152,882
Conn’s, Inc. (I)(L)	7,677	101,797
Express, Inc. (I)	34,877	830,073
Foot Locker, Inc.	8,200	239,194
GameStop Corp., Class A (L)	16,216	369,400
Genesco, Inc. (I)(L)	15,143	1,031,844
GNC Holdings, Inc., Class A	25,714	832,362
Golfsmith International Holdings, Inc. (I)	700	2,863
Group 1 Automotive, Inc.	3,300	170,181
Haverty Furniture Companies, Inc.	4,100	45,100
hhgregg, Inc. (I)(L)	1,715	19,602
HOT Topic, Inc.	9,900	88,308
Lithia Motors, Inc., Class A	5,348	126,266
MarineMax, Inc. (I)(L)	4,389	35,463
New York & Company, Inc. (I)	2,900	7,569
Pacific Sunwear of California, Inc. (I)	15,200	31,920
Penske Automotive Group, Inc. (L)	33,880	815,830
PEP Boys - Manny, Moe & Jack (I)	9,800	147,392
Pier 1 Imports, Inc. (I)	50,543	867,823
RadioShack Corp. (L)	2,661	18,866
Rent-A-Center, Inc.	12,800	453,376
Shoe Carnival, Inc. (I)	1,944	50,894
Sonic Automotive, Inc. (L)	2,665	45,651
Stage Stores, Inc.	5,947	88,908
Stein Mart, Inc. (I)	5,406	38,761
Systemax, Inc. (I)(L)	4,305	83,087
The Buckle, Inc. (L)	16,786	754,027
The Finish Line, Inc., Class A (L)	36,753	844,951
The Men’s Wearhouse, Inc. (L)	7,700	298,221
The Wet Seal, Inc., Class A (I)	14,505	50,768
West Marine, Inc. (I)	4,685	49,661
Zale Corp. (I)	6,957	22,332

		10,353,465
Textiles, Apparel & Luxury Goods - 0.9%
Charles & Colvard, Ltd. (I)	775	3,240
Culp, Inc. (I)	600	6,270
Delta Apparel, Inc. (I)	522	8,556
G-III Apparel Group, Ltd. (I)	200	4,984
Heelys, Inc. (I)	1,265	2,808
Iconix Brand Group, Inc. (I)	14,828	269,276
K-Swiss, Inc., Class A (I)	2,217	7,383
Kenneth Cole Productions, Inc., Class A (I)	1,900	29,811
Lacrosse Footwear, Inc.	1,274	16,294
Lakeland Industries, Inc. (I)	700	6,965
Movado Group, Inc.	3,584	76,698
Perry Ellis International, Inc. (I)	2,224	38,764
PVH Corp.	8,714	740,777
Quiksilver, Inc. (I)(L)	18,231	85,321
RG Barry Corp.	1,273	17,797
Rocky Brands, Inc. (I)	1,126	13,231

The accompanying notes are an integral part of the financial statements.	197

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Skechers U.S.A., Inc., Class A (I)	1,865	$23,816
Tandy Brands Accessories, Inc. (I)	100	172
The Jones Group, Inc.	7,763	76,466
Unifi, Inc. (I)	4,120	34,155

		1,462,784

		25,587,362
Consumer Staples - 4.5%
Beverages - 0.1%
Central European Distribution Corp. (I)(L)	5,941	25,903
Coca-Cola Bottling Company Consolidated	570	36,731
Constellation Brands, Inc., Class A (I)	4,111	89,784
Craft Brewers Alliance, Inc. (I)	2,766	17,288
MGP Ingredients, Inc.	2,626	15,861

		185,567
Food & Staples Retailing - 1.0%
Ingles Markets, Inc.	2,701	48,267
Nash Finch Company	2,322	62,253
Spartan Stores, Inc.	4,932	87,987
SUPERVALU, Inc. (L)	23,700	154,761
Susser Holdings Corp. (I)	3,944	99,941
The Andersons, Inc.	2,066	89,024
The Pantry, Inc. (I)	4,883	60,696
United Natural Foods, Inc. (I)	17,859	812,942
Weis Markets, Inc.	2,061	88,334
Winn-Dixie Stores, Inc. (I)	11,287	107,001

		1,611,206
Food Products - 2.6%
Alico, Inc.	490	11,397
Cal-Maine Foods, Inc. (L)	700	26,950
Chiquita Brands International, Inc. (I)	5,723	54,884
Corn Products International, Inc.	14,295	819,818
Darling International, Inc. (I)	55,947	894,593
Dole Food Company, Inc. (I)(L)	9,842	94,286
Farmer Brothers Company (I)	100	1,107
Fresh Del Monte Produce, Inc.	9,985	224,263
Imperial Sugar Company (I)	2,770	15,928
J&J Snack Foods Corp.	300	15,051
Omega Protein Corp. (I)	4,810	39,731
Post Holdings, Inc. (I)	1,063	33,102
Ralcorp Holdings, Inc. (I)	2,127	158,674
Sanderson Farms, Inc. (L)	800	39,360
Seneca Foods Corp., Class A (I)	2,016	51,650
Smart Balance, Inc. (I)	6,928	41,499
Smithfield Foods, Inc. (I)(L)	19,056	446,482
Snyders-Lance, Inc.	1,625	36,481
The Hain Celestial Group, Inc. (I)	9,339	381,405
Tootsie Roll Industries, Inc. (L)	284	6,603
TreeHouse Foods, Inc. (I)	14,285	822,816

		4,216,080
Household Products - 0.2%
Central Garden & Pet Company (I)	2,591	23,474
Central Garden & Pet Company, Class A (I)	6,862	65,669
Oil-Dri Corp of America	855	17,775
Orchids Paper Products Company	100	1,790
Spectrum Brands Holdings, Inc. (I)	5,367	152,530

		261,238
Personal Products - 0.5%
CCA Industries, Inc.	400	1,976
Inter Parfums, Inc.	351	5,921
Mannatech Inc (I)	83	324
Nutraceutical International Corp. (I)	2,391	31,131

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Personal Products (continued)
Parlux Fragrances, Inc. (I)	5,083	$26,177
Physicians Formula Holdings, Inc. (I)	200	580
Prestige Brands Holdings, Inc. (I)	42,180	695,970

		762,079
Tobacco - 0.1%
Alliance One International, Inc. (I)	16,283	60,084
Universal Corp. (L)	3,700	169,978

		230,062

		7,266,232
Energy - 8.3%
Energy Equipment & Services - 4.8%
Basic Energy Services, Inc. (I)	5,693	113,063
Bolt Technology Corp.	1,048	14,441
Bristow Group, Inc.	7,057	333,161
Cal Dive International, Inc. (I)	8,437	24,467
Dawson Geophysical Company (I)	1,649	62,481
Dresser-Rand Group, Inc. (I)	13,856	727,717
ENGlobal Corp. (I)	267	614
Exterran Holdings, Inc. (I)(L)	9,219	132,754
Gulf Islands Fabrication, Inc.	3,360	98,482
Gulfmark Offshore, Inc., Class A (I)	5,420	272,301
Helix Energy Solutions Group, Inc. (I)	22,253	428,148
Hercules Offshore, Inc. (I)	20,463	103,952
Hornbeck Offshore Services, Inc. (I)	5,800	236,350
Lufkin Industries, Inc.	8,459	673,675
Matrix Service Company (I)	5,600	74,144
Mitcham Industries, Inc. (I)	2,445	57,140
Natural Gas Services Group, Inc. (I)	2,736	38,277
Newpark Resources, Inc. (I)	14,056	110,621
Oceaneering International, Inc.	15,355	833,316
Oil States International, Inc. (I)	10,276	834,617
Parker Drilling Company (I)	16,600	105,078
Patterson-UTI Energy, Inc.	10,900	211,678
PHI, Inc. (I)	2,700	59,670
Pioneer Drilling Company (I)	13,710	136,552
Rowan Companies, Inc. (I)	13,921	513,267
SEACOR Holdings, Inc. (I)	2,519	249,079
Superior Energy Services, Inc. (I)	13,839	406,036
Tetra Technologies, Inc. (I)	7,049	64,075
Tidewater, Inc.	5,452	324,394
Union Drilling, Inc. (I)	5,316	35,830
Unit Corp. (I)	10,500	499,485
Willbros Group, Inc. (I)	11,697	49,127

		7,823,992
Oil, Gas & Consumable Fuels - 3.5%
Alon USA Energy, Inc.	8,155	76,657
Approach Resources, Inc. (I)	1,893	65,422
Bill Barrett Corp. (I)	4,159	121,568
BioFuel Energy Corp. (I)	4,818	3,657
BPZ Resources, Inc. (I)(L)	7,727	24,804
Comstock Resources, Inc. (I)(L)	5,496	88,101
Contango Oil & Gas Company (I)	306	19,455
Crimson Exploration, Inc. (I)	6,418	19,960
Crosstex Energy, Inc.	5,200	71,396
CVR Energy, Inc. (I)	8,191	222,877
Delek US Holdings, Inc.	5,562	73,474
DHT Holdings, Inc. (L)	8,789	9,756
Double Eagle Petroleum &
Mining Company (I)	1,718	11,665
Endeavour International Corp. (I)	3,910	45,239
Energen Corp.	15,262	812,396
Energy Partners, Ltd. (I)	7,993	136,201

The accompanying notes are an integral part of the financial statements.	198

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Forest Oil Corp. (I)	29,009	$375,086
GeoResources, Inc. (I)	1,959	62,766
GMX Resources, Inc. (I)(L)	500	880
Green Plains Renewable Energy, Inc. (I)(L)	7,707	87,474
Harvest Natural Resources, Inc. (I)(L)	6,322	41,852
HKN, Inc. (I)	349	810
Overseas Shipholding Group, Inc. (I)(L)	4,418	39,099
Penn Virginia Corp. (L)	5,500	26,895
Petroleum Development Corp. (I)	3,810	123,977
Petroquest Energy, Inc. (I)(L)	2,200	13,420
Rex Energy Corp. (I)	3,679	42,309
Rosetta Resources, Inc. (I)	15,956	814,394
SandRidge Energy, Inc. (I)(L)	59,692	517,530
SemGroup Corp., Class A (I)	2,466	69,960
Ship Finance International, Ltd. (L)	2,539	34,860
Stone Energy Corp. (I)	1,507	48,149
Swift Energy Company (I)	6,796	204,084
Teekay Corp. (L)	7,649	220,291
Tesoro Corp. (I)(L)	21,000	557,130
Triangle Petroleum Corp. (I)	4,500	32,265
USEC, Inc. (I)(L)	23,391	31,344
Vaalco Energy, Inc. (I)	1,986	15,670
Warren Resources, Inc. (I)	7,110	27,729
Western Refining, Inc. (L)	21,251	385,706

		5,576,308

		13,400,300
Financials - 19.9%
Capital Markets - 1.6%
Affiliated Managers Group, Inc. (I)	5,964	634,510
American Capital, Ltd. (I)	42,022	374,416
Calamos Asset Management, Inc.	700	8,582
Capital Southwest Corp.	697	64,730
Cowen Group, Inc., Class A (I)	25,390	71,092
Edelman Financial Group, Inc.	4,208	28,194
Evercore Partners, Inc., Class A	21,945	596,685
FirstCity Financial Corp. (I)	400	3,440
GFI Group, Inc.	7,774	29,852
Gleacher & Company, Inc. (I)	4,718	7,171
Harris & Harris Group, Inc. (I)	4,423	19,019
ICG Group, Inc. (I)	1,662	14,410
INTL FCStone, Inc. (I)	199	4,507
Investment Technology Group, Inc. (I)	6,101	70,162
JMP Group, Inc.	3,000	21,360
Knight Capital Group, Inc., Class A (I)	2,121	28,103
Legg Mason, Inc. (L)	13,701	375,270
MCG Capital Corp.	14,794	71,011
Medallion Financial Corp.	3,955	43,307
Oppenheimer Holdings, Inc., Class A	1,506	25,210
Penson Worldwide, Inc. (I)(L)	4,893	6,263
Piper Jaffray Companies (I)	300	7,374
Safeguard Scientifics, Inc. (I)	1,932	32,670
SWS Group, Inc. (I)	4,200	23,478

		2,560,816
Commercial Banks - 6.9%
1st Source Corp.	3,680	90,344
1st United Bancorp, Inc. (I)	1,670	9,853
American National Bankshares, Inc.	48	1,020
Ameris Bancorp (I)	2,259	26,024
Associated Banc-Corp.	20,118	266,362
BancFirst Corp.	601	24,599
Bancorp, Inc. (I)	5,997	49,895
BancTrust Financial Group, Inc. (I)	2,912	3,786
Bank of Florida Corp. (I)	2,087	0

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Banner Corp.	2,395	$49,361
BBCN Bancorp, Inc. (I)	8,740	89,585
Boston Private Financial Holdings, Inc. (L)	12,512	119,239
Bryn Mawr Bank Corp.	350	6,881
Camden National Corp.	201	7,105
Capital City Bank Group, Inc. (I)	2,956	23,264
Cardinal Financial Corp.	4,374	47,021
Cathay General Bancorp	7,662	125,197
Center Bancorp, Inc.	785	7,544
Centerstate Banks, Inc.	2,800	19,600
Central Pacific Financial Corp. (I)	27	374
Chemical Financial Corp.	2,894	63,842
CoBiz Financial, Inc.	5,644	32,905
Columbia Banking System, Inc.	2,661	56,280
Commerce Bancshares, Inc. (L)	14,860	573,745
Community Bank Systems, Inc.	2,500	68,300
Community Trust Bancorp, Inc.	1,331	41,048
CVB Financial Corp.	74,979	807,524
East West Bancorp, Inc.	31,019	686,140
Encore Bancshares, Inc. (I)(L)	1,486	21,547
Enterprise Financial Services Corp.	3,205	37,178
Fidelity Southern Corp.	768	4,915
Financial Institutions, Inc.	1,228	20,090
First BanCorp/Puerto Rico (I)	378	1,463
First Bancorp/Troy NC	3,981	39,810
First Busey Corp.	6,309	30,536
First California Financial Group, Inc. (I)	2,606	12,040
First Commonwealth Financial Corp. (L)	18,527	110,977
First Community Bancshares, Inc.	2,119	26,276
First Financial Bancorp	2,000	32,740
First Financial Corp./Indiana	1,254	40,115
First Interstate Bancsystem, Inc.	1,557	21,175
First Merchants Corp.	5,559	61,594
First Midwest Bancorp, Inc.	7,964	92,064
First Niagara Financial Group, Inc.	17,695	169,164
First South Bancorp, Inc. (I)	777	3,162
FirstMerit Corp.	10,793	173,228
FNB Corp.	70,435	830,429
German American Bancorp, Inc.	156	3,054
Glacier Bancorp, Inc.	2,400	33,120
Great Southern Bancorp, Inc.	1,203	26,490
Greene County Bancshares, Inc. (I)	3,216	4,631
Hampden Bancorp, Inc.	942	11,492
Hanmi Financial Corp. (I)	1,087	9,424
Heartland Financial USA, Inc.	1,587	24,964
Heritage Commerce Corp. (I)	2,067	10,852
Heritage Financial Corp.	100	1,340
Hudson Valley Holding Corp.	598	9,759
IBERIABANK Corp. (L)	1,700	90,168
Independent Bank Corp. - MA (L)	2,687	73,866
Independent Bank Corp. - Michigan (I)	2,100	3,255
International Bancshares Corp.	12,100	229,658
Intervest Bancshares Corp. (I)	437	1,486
Lakeland Bancorp, Inc.	3,194	28,938
Lakeland Financial Corp.	1,305	32,912
Macatawa Bank Corp. (I)(L)	800	2,200
MainSource Financial Group, Inc.	4,787	48,540
MB Financial, Inc.	7,939	157,986
MBT Financial Corp. (I)	1,037	2,198
Mercantile Bank Corp. (I)	1,058	14,230
Metro Bancorp, Inc. (I)	1,942	20,663
Midsouth Bancorp, Inc.	91	1,170
MidWestOne Financial Group, Inc.	305	5,307
National Penn Bancshares, Inc. (L)	11,091	97,046
NBT Bancorp, Inc.	1,263	27,546

The accompanying notes are an integral part of the financial statements.	199

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
NewBridge Bancorp. (I)	2,100	$8,526
North Valley Bancorp (I)	43	450
Northrim BanCorp, Inc.	492	9,840
Old National Bancorp	4,401	53,164
Old Second Bancorp, Inc. (I)(L)	1,554	1,865
OmniAmerican Bancorp, Inc. (I)	1,069	19,124
Oriental Financial Group, Inc.	4,139	48,633
Pacific Capital Bancorp (I)	1,005	28,150
Pacific Continental Corp.	2,139	17,968
Pacific Mercantile Bancorp (I)	1,399	6,100
PacWest Bancorp	1,100	23,947
Park National Corp.	500	34,420
Peoples Bancorp, Inc.	2,601	42,058
Pinnacle Financial Partners, Inc. (I)(L)	6,390	105,818
Popular, Inc. (I)	64,102	121,794
Porter Bancorp, Inc.	735	1,455
Preferred Bank/Los Angeles CA (I)	173	1,747
PrivateBancorp, Inc.	200	2,900
Renasant Corp.	5,254	79,703
Republic Bancorp, Inc., Class A	393	10,242
Republic First Bancorp, Inc. (I)	1,501	3,032
S&T Bancorp, Inc.	2,700	57,267
Sandy Spring Bancorp, Inc.	2,665	48,130
SCBT Financial Corp.	1,058	32,766
Seacoast Banking Corp. of Florida (I)	3,000	5,550
Shore Bancshares, Inc.	600	3,702
Sierra Bancorp	1,564	14,389
Simmons First National Corp., Class A	1,519	39,935
Southern Community Financial Corp. (I)	1,600	2,832
Southside Bancshares, Inc.	1,393	29,685
Southwest Bancorp, Inc. (I)	3,030	25,937
StellarOne Corp.	5,610	65,244
Sterling Bancorp	2,700	24,030
Sun Bancorp, Inc. (I)	1,364	3,915
Susquehanna Bancshares, Inc.	24,664	228,634
Synovus Financial Corp. (L)	105,279	223,191
Taylor Capital Group, Inc. (I)(L)	1,579	21,238
TCF Financial Corp.	4	43
Texas Capital Bancshares, Inc. (I)(L)	31,437	1,065,400
TIB Financial Corp. (I)	275	2,970
Tompkins Financial Corp.	219	9,001
TowneBank (L)	2,588	33,437
TriCo Bancshares	1,200	19,440
Trustmark Corp.	2,300	54,234
UMB Financial Corp.	1,309	54,520
Umpqua Holdings Corp.	16,004	197,169
Union First Market Bankshares Corp.	2,929	40,655
United Community Banks, Inc. (I)	2,642	23,699
Univest Corp. of Pennsylvania	1,917	30,289
Valley National Bancorp	1,994	24,945
Virginia Commerce Bancorp, Inc. (I)	5,671	47,636
Washington Banking Company	1,315	16,687
Washington Trust Bancorp, Inc.	2,092	49,183
Webster Financial Corp.	5,724	125,241
WesBanco, Inc.	5,277	102,902
West Bancorp, Inc.	1,494	14,387
West Coast Bancorp (I)	1,371	23,513
Western Alliance Bancorp (I)	10,973	89,320
Wilshire Bancorp, Inc. (I)	1,168	5,069
Wintrust Financial Corp. (L)	25,684	865,808
Yadkin Valley Financial Corp. (I)	1,614	3,341
Zions Bancorporation (L)	46,445	882,455

		11,226,361

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Finance - 0.1%
Cash America International, Inc.	1,700	$78,846
CompuCredit Holdings Corp. (I)(L)	1,528	8,205
Nelnet, Inc., Class A	4,940	130,515
The First Marblehead Corp. (I)(L)	4,620	5,636

		223,202
Diversified Financial Services - 0.5%
Asset Acceptance Capital Corp. (I)	2,909	13,643
Asta Funding, Inc.	2,466	19,432
Encore Capital Group, Inc. (I)	10	223
Interactive Brokers Group, Inc., Class A	2,900	45,994
Marlin Business Services Corp.	2,737	42,971
MicroFinancial, Inc.	400	2,688
NewStar Financial, Inc. (I)	7,164	70,637
PHH Corp. (I)(L)	6,924	94,305
PICO Holdings, Inc. (I)	1,400	30,954
Resource America, Inc.	3,296	19,611
The NASDAQ OMX Group, Inc. (I)	18,489	487,000

		827,458
Insurance - 7.6%
21st Century Holding Company (I)	1,233	4,106
Affirmative Insurance Holdings, Inc. (I)	1,153	980
Alleghany Corp. (I)	108	35,061
Allied World Assurance
Company Holdings, Ltd.	5,100	336,447
Alterra Capital Holdings, Ltd.	8,508	195,344
American Equity Investment Life
Holding Company (L)	11,036	133,536
American Financial Group, Inc.	33,456	1,252,927
American National Insurance Company	330	23,793
American Safety Insurance Holdings, Ltd. (I)	2,162	41,748
AMERISAFE, Inc. (I)	2,500	56,400
Amtrust Financial Services, Inc.	364	9,832
Argo Group International Holdings, Ltd.	4,561	136,146
Arthur J. Gallagher & Company	23,872	814,513
Aspen Insurance Holdings, Ltd.	7,772	206,191
Assurant, Inc.	9,808	416,546
Assured Guaranty, Ltd.	22,149	372,103
Axis Capital Holdings, Ltd.	10,224	315,410
Baldwin & Lyons, Inc., Class B	49	1,031
Citizens, Inc., Class A (I)(L)	3,000	32,040
CNO Financial Group, Inc. (I)	43,615	323,623
Delphi Financial Group, Inc., Class A	4,817	214,646
Donegal Group, Inc.	2,470	34,012
Eastern Insurance Holdings, Inc.	2,200	31,900
EMC Insurance Group, Inc.	570	12,010
Employers Holdings, Inc.	1,300	22,477
Endurance Specialty Holdings, Ltd.	5,786	222,530
Enstar Group, Ltd. (I)	371	35,980
Everest Re Group, Ltd.	3,903	342,879
FBL Financial Group, Inc., Class A	6,307	214,249
First Acceptance Corp. (I)	4,470	6,482
First American Financial Corp.	6,349	97,775
Flagstone Reinsurance Holdings SA	13,753	108,924
Genworth Financial, Inc., Class A (I)	17,717	161,048
Global Indemnity PLC (I)	2,416	46,218
Greenlight Capital Re, Ltd., Class A (I)	2,000	47,100
Hallmark Financial Services, Inc. (I)	3,571	24,104
Harleysville Group, Inc. (I)	1,899	107,502
Hilltop Holdings, Inc. (I)	10,029	82,639
Horace Mann Educators Corp.	6,503	112,697
Independence Holding Company	2,816	25,795
Kemper Corp.	10,242	293,126
Maiden Holdings, Ltd.	10,361	89,623

The accompanying notes are an integral part of the financial statements.	200

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
MBIA, Inc. (I)(L)	17,804	$191,927
Meadowbrook Insurance Group, Inc.	6,598	62,813
Montpelier Re Holdings, Ltd.	9,927	171,241
National Financial Partners Corp. (I)(L)	3,819	58,278
National Interstate Corp.	809	19,537
Old Republic International Corp.	26,902	292,156
OneBeacon Insurance Group, Ltd.	2,629	40,092
PartnerRe, Ltd.	3,926	249,065
Platinum Underwriters Holdings, Ltd.	3,612	128,443
Presidential Life Corp.	5,383	58,244
Primerica, Inc.	677	16,939
Protective Life Corp.	10,342	287,197
Reinsurance Group of America, Inc.	8,136	469,203
RLI Corp.	700	49,042
Safety Insurance Group, Inc.	1,267	54,076
SeaBright Holdings, Inc.	3,390	27,730
Selective Insurance Group, Inc.	1,721	29,567
StanCorp Financial Group, Inc.	4,763	189,377
State Auto Financial Corp.	4,956	69,285
Stewart Information Services Corp.	3,868	50,826
Symetra Financial Corp.	827	8,220
The Hanover Insurance Group, Inc.	3,000	122,460
The Navigators Group, Inc. (I)	1,843	86,639
The Phoenix Companies, Inc. (I)	26,230	54,296
Tower Group, Inc.	8,083	186,313
Transatlantic Holdings, Inc.	6,644	402,626
United Fire Group, Inc.	1,493	29,994
Universal Insurance Holdings, Inc.	2,559	10,313
Validus Holdings, Ltd.	8,353	254,683
W.R. Berkley Corp.	21,221	758,651
White Mountains Insurance Group, Ltd. (I)	1,470	729,443

		12,200,169
Real Estate Investment Trusts - 1.7%
Douglas Emmett, Inc.	38,200	804,874
DuPont Fabros Technology, Inc.	16,400	375,560
Education Realty Trust, Inc.	73,700	757,636
LaSalle Hotel Properties	29,520	787,594

		2,725,664
Real Estate Management & Development - 0.5%
Av Homes Inc (I)	2,810	29,421
Consolidated-Tomoka Land Company	200	5,972
Forestar Group, Inc. (I)	316	4,958
Jones Lang LaSalle, Inc.	8,372	681,565
Thomas Properties Group, Inc.	4,372	18,800
ZipRealty, Inc. (I)	1,200	1,512

		742,228
Thrifts & Mortgage Finance - 1.0%
Astoria Financial Corp. (L)	8,163	71,671
Atlantic Coast Financial Corp. (I)	176	370
Bank Mutual Corp.	7,055	27,726
Bankatlantic Bancorp, Inc. (I)(L)	1,405	3,091
BankFinancial Corp.	4,921	27,804
Beneficial Mutual Bancorp, Inc. (I)	2,325	21,088
Berkshire Hill Bancorp, Inc.	2,695	59,263
BofI Holding, Inc. (I)	1,730	28,355
Brookline Bancorp, Inc.	6,544	60,074
Cape Bancorp, Inc. (I)	443	3,571
Clifton Savings Bancorp, Inc.	202	1,986
Dime Community Bancshares	2,740	38,141
Doral Financial Corp. (I)	7,640	10,696
ESSA Bancorp, Inc.	2,103	20,231
Federal Agricultural Mortgage Corp., Class C	1,732	34,571
First Defiance Financial Corp.	1,313	20,535

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
First Financial Holdings, Inc.	3,514	$34,297
First Financial Northwest, Inc. (I)	2,932	21,609
First PacTrust Bancorp, Inc.	935	10,958
Flushing Financial Corp.	4,011	51,942
Fox Chase Bancorp, Inc.	84	1,051
Home Bancorp, Inc. (I)	1,531	25,216
Home Federal Bancorp, Inc.	3,822	38,335
Hudson City Bancorp, Inc.	3,721	25,489
Kaiser Federal Financial Group, Inc.	627	8,471
Kearny Financial Corp.	378	3,527
Louisiana Bancorp, Inc. (I)	100	1,595
Meridian Interstate Bancorp, Inc. (I)	1,777	22,977
MGIC Investment Corp. (I)	6,497	29,301
New England Bancshares, Inc.	100	995
Northwest Bancshares, Inc.	6,907	87,166
OceanFirst Financial Corp.	1,640	22,517
Oritani Financial Corp.	2,000	26,060
People’s United Financial, Inc.	19,704	248,073
Provident Financial Holdings, Inc.	505	5,207
Provident Financial Services, Inc.	9,062	124,512
Provident New York Bancorp	2,310	19,704
Radian Group, Inc. (L)	23,661	89,675
Rockville Financial, Inc.	908	10,487
Roma Financial Corp.	100	1,021
Territorial Bancorp, Inc.	952	19,992
TierOne Corp. (I)	1,301	4
Tree.com, Inc. (I)	2,817	21,522
TrustCo Bank Corp.	1,314	7,043
United Financial Bancorp, Inc.	2,341	37,105
ViewPoint Financial Group	1,220	18,288
Washington Federal, Inc.	7,200	116,640
Waterstone Financial, Inc. (I)	718	1,702
Westfield Financial, Inc.	5,678	45,027

		1,606,681

		32,112,579
Health Care - 9.4%
Biotechnology - 0.6%
Astex Pharmaceuticals (I)	6,119	11,198
Celldex Therapeutics, Inc. (I)	4,514	17,108
Cubist Pharmaceuticals, Inc. (I)	20,235	867,272
Emergent Biosolutions, Inc. (I)	200	3,054
Enzon Pharmaceuticals, Inc. (I)(L)	4,700	33,229
Infinity Pharmaceuticals, Inc. (I)	858	6,993
Maxygen, Inc. (I)	6,162	33,829
Myriad Pharmaceuticals, Inc. (I)	1,157	3,702
Repligen Corp. (I)	1,800	7,938
SciClone Pharmaceuticals, Inc. (I)	430	2,017
Synageva Biopharma Corp. (I)	835	31,162
Transcept Pharmaceuticals, Inc. (I)	1,236	10,321

		1,027,823
Health Care Equipment & Supplies - 2.2%
Accuray, Inc. (I)	767	5,200
Alere, Inc. (I)	7,515	191,106
Alphatec Holdings, Inc. (I)(L)	11,650	21,902
Analogic Corp.	900	51,255
AngioDynamics, Inc. (I)(L)	4,853	63,186
Anika Therapeutics, Inc. (I)	2,936	33,353
Cantel Medical Corp.	900	18,171
CONMED Corp.	2,832	84,507
CryoLife, Inc. (I)	2,939	16,018
Cutera, Inc. (I)	2,718	25,413
Cynosure, Inc. (I)	2,183	38,836
Digirad Corp. (I)	3,687	7,116

The accompanying notes are an integral part of the financial statements.	201

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Exactech, Inc. (I)	1,030	$16,367
Greatbatch, Inc. (I)	34,742	859,865
Hologic, Inc. (I)	12,530	259,747
ICU Medical, Inc. (I)	400	18,352
Invacare Corp.	5,104	84,267
IRIS International, Inc. (I)	300	3,351
LeMaitre Vascular, Inc.	300	1,680
Medical Action Industries, Inc. (I)	1,100	5,962
Merit Medical Systems, Inc. (I)	1,762	22,060
Natus Medical, Inc. (I)	2,800	29,316
NuVasive, Inc. (I)	1,300	20,397
Palomar Medical Technologies, Inc. (I)	1,400	15,456
Rochester Medical Corp. (I)	200	1,876
RTI Biologics, Inc. (I)	10,804	39,975
Solta Medical, Inc. (I)	3,297	9,363
SurModics, Inc. (I)	2,083	29,579
Symmetry Medical, Inc. (I)	5,526	40,008
Teleflex, Inc.	16,046	951,046
The Cooper Companies, Inc.	6,115	486,020
TranS1, Inc. (I)	1,749	5,142
West Pharmaceutical Services, Inc.	1,200	49,920
Wright Medical Group, Inc. (I)	5,155	85,367
Young Innovations, Inc.	689	20,842

		3,612,021
Health Care Providers & Services - 3.9%
Addus Homecare Corp. (I)	1,215	4,374
Amedisys, Inc. (I)	4,462	57,337
AMERIGROUP Corp. (I)	12,617	857,073
AMN Healthcare Services, Inc. (I)	2,215	11,828
Amsurg Corp. (I)	36,350	949,826
Assisted Living Concepts, Inc.	4,541	72,883
BioScrip, Inc. (I)	5,848	37,076
Capital Senior Living Corp. (I)	5,362	45,952
CardioNet, Inc. (I)	4,900	15,631
Centene Corp. (I)	2,721	132,785
Community Health Systems, Inc. (I)	8,200	206,968
Coventry Health Care, Inc. (I)	16,171	528,630
Cross Country Healthcare, Inc. (I)	4,185	23,687
Dynacq Healthcare, Inc. (I)	941	856
Five Star Quality Care, Inc. (I)	5,481	19,403
Gentiva Health Services, Inc. (I)(L)	23,305	182,944
Hanger Orthopedic Group, Inc. (I)	2,169	44,877
Healthways, Inc. (I)	5,459	43,399
Integramed America, Inc. (I)	590	6,496
IPC The Hospitalist Company, Inc. (I)	17,466	635,238
Kindred Healthcare, Inc. (I)	777	7,995
LHC Group, Inc. (I)	400	6,808
LifePoint Hospitals, Inc. (I)	4,532	176,612
Magellan Health Services, Inc. (I)	2,450	115,787
MedCath Corp.	4,104	31,847
Metropolitan Health Networks, Inc. (I)	10	84
Molina Healthcare, Inc. (I)	5,724	194,387
National Healthcare Corp.	1,717	76,956
Omnicare, Inc.	14,366	505,396
PharMerica Corp. (I)	3,519	43,143
Select Medical Holdings Corp. (I)	1,389	11,695
Skilled Healthcare Group, Inc. (I)	1,385	9,044
Sun Healthcare Group, Inc. (I)	2,289	10,209
The Ensign Group, Inc.	3	82
The Providence Service Corp. (I)	913	13,741
Triple-S Management Corp., Class B (I)	4,238	100,313
Universal American Corp.	16,337	185,262
Universal Health Services, Inc., Class B	18,466	823,768

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
WellCare Health Plans, Inc. (I)	1,100	$74,646

		6,265,038
Health Care Technology - 0.4%
MedAssets, Inc. (I)	2,472	35,300
Omnicell, Inc. (I)	35,767	533,644

		568,944
Life Sciences Tools & Services - 1.0%
Affymetrix, Inc. (I)	9,175	38,260
Albany Molecular Research, Inc. (I)	1,696	4,647
Bio-Rad Laboratories, Inc., Class A (I)	6,635	676,239
BioClinica, Inc. (I)	1,800	10,188
Cambrex Corp. (I)	6,793	45,241
Charles River
Laboratories International, Inc. (I)	18,709	657,247
Enzo Biochem, Inc. (I)	2,322	5,991
eResearch Technology, Inc. (I)	2,841	18,126
Furiex Pharmaceuticals, Inc. (I)	1,124	20,277
Harvard Bioscience, Inc. (I)	6,820	28,303
PerkinElmer, Inc.	4,860	131,220

		1,635,739
Pharmaceuticals - 1.3%
Cumberland Pharmaceuticals, Inc. (I)	252	1,998
Endo Pharmaceuticals Holdings, Inc. (I)	20,594	763,420
Lannett Company, Inc. (I)	3,230	13,340
Questcor Pharmaceuticals, Inc. (I)(L)	20,393	793,288
Sucampo Pharmaceuticals, Inc. (I)	819	5,979
Viropharma, Inc. (I)(L)	14,738	472,500

		2,050,525

		15,160,090
Industrials - 17.2%
Aerospace & Defense - 2.1%
AAR Corp. (L)	34,779	766,877
Aerovironment, Inc. (I)	24,586	700,209
Ascent Solar Technologies, Inc. (I)(L)	6,979	5,304
Ceradyne, Inc. (L)	5,778	178,598
CPI Aerostructures, Inc. (I)	1,142	16,616
Curtiss-Wright Corp.	6,943	257,932
Ducommun, Inc. (I)	1,656	25,287
Esterline Technologies Corp. (I)	4,702	305,395
GeoEye, Inc. (I)	600	12,162
Huntington Ingalls Industries, Inc. (I)	1,582	56,762
Innovative Solutions & Support, Inc. (I)	975	4,163
Kratos Defense & Security Solutions, Inc. (I)	3,577	22,785
LMI Aerospace, Inc. (I)	2,716	55,271
Orbital Sciences Corp., Class A (I)	1,500	21,075
SIFCO Industries, Inc.	400	7,756
Sparton Corp. (I)	2,225	20,960
Sypris Solutions, Inc.	500	1,885
Triumph Group, Inc. (L)	15,898	1,014,292

		3,473,329
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (I)	9,088	49,348
Atlas Air Worldwide Holdings, Inc. (I)	4,477	190,810
Pacer International, Inc. (I)	5,413	29,880
UTi Worldwide, Inc.	37,108	598,923

		868,961
Airlines - 0.1%
Hawaiian Holdings, Inc. (I)	6,000	31,860
JetBlue Airways Corp. (I)(L)	18,002	91,810
Pinnacle Airlines Corp. (I)	4,650	5,441

The accompanying notes are an integral part of the financial statements.	202

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Airlines (continued)
Republic Airways Holdings, Inc. (I)	6,149	$32,651
SkyWest, Inc.	6,640	75,829

		237,591
Building Products - 0.6%
American Woodmark Corp. (I)	1,000	14,210
Apogee Enterprises, Inc.	5,813	77,139
Builders FirstSource, Inc. (I)	7,703	23,340
Gibraltar Industries, Inc. (I)	4,938	68,243
Griffon Corp. (L)	12,674	135,485
Insteel Industries, Inc.	3,280	41,197
Owens Corning, Inc. (I)	12,149	384,516
PGT, Inc. (I)	6,113	9,659
Quanex Building Products Corp.	700	11,907
Simpson Manufacturing Company, Inc.	3,200	95,424
Universal Forest Products, Inc.	3,700	118,918
US Home Systems, Inc.	400	5,636

		985,674
Commercial Services & Supplies - 2.2%
ABM Industries, Inc.	32,861	745,945
Acorn Energy, Inc.	767	6,328
American Reprographics Company (I)	6,377	33,671
AMREP Corp. (I)	100	856
Casella Waste Systems, Inc., Class A (I)	2,109	13,814
CECO Environmental Corp.	848	6,063
Consolidated Graphics, Inc. (I)	1,103	51,499
Courier Corp.	1,247	13,443
Covanta Holding Corp.	758	12,378
EnergySolutions, Inc. (I)	11,105	46,752
Ennis, Inc.	5,046	84,571
Fuel Tech, Inc. (I)(L)	2,200	13,618
G&K Services, Inc., Class A	2,091	69,693
Intersections, Inc.	2,600	30,342
Kimball International, Inc., Class B	4,815	29,660
McGrath Rentcorp	2,214	70,295
Metalico, Inc. (I)	6,103	30,637
Mobile Mini, Inc. (I)(L)	8,178	176,645
Multi-Color Corp.	1,848	40,416
NL Industries, Inc.	3,600	53,280
R.R. Donnelley & Sons Company	1,615	22,319
Schawk, Inc., Class A	3,135	34,704
Steelcase, Inc., Class A	5,996	52,645
SYKES Enterprises, Inc. (I)	1,362	18,768
Team, Inc. (I)	26,065	797,589
Tetra Tech, Inc. (I)	1,191	29,251
The Geo Group, Inc. (I)(L)	3,470	61,107
Unifirst Corp.	1,824	109,586
United Stationers, Inc.	3,084	89,559
Versar, Inc. (I)	2,653	7,428
Viad Corp.	4,281	83,308
Virco Manufacturing Corp. (I)	700	1,435
Waste Connections, Inc. (L)	20,906	679,863
WCA Waste Corp. (I)	191	1,240

		3,518,708
Construction & Engineering - 0.9%
AECOM Technology Corp. (I)	2,391	55,830
Aegion Corp. (I)	137	2,413
Argan, Inc.	207	3,103
Comfort Systems USA, Inc.	2,367	27,078
Dycom Industries, Inc. (I)	4,276	90,993
EMCOR Group, Inc.	1,700	47,260
Granite Construction, Inc.	4,085	116,831
Great Lakes Dredge & Dock Corp.	13,165	93,340
Integrated Electrical Services, Inc. (I)	427	1,085

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
Layne Christensen Company (I)	3,684	$89,116
Michael Baker Corp. (I)	600	14,478
MYR Group, Inc. (I)	1,600	32,048
Northwest Pipe Company (I)	1,838	44,994
Pike Electric Corp. (I)	6,752	60,295
Quanta Services, Inc. (I)	19,175	400,758
Sterling Construction Company, Inc. (I)	1,987	20,605
Tutor Perini Corp. (I)	6,945	109,592
URS Corp.	7,479	326,458

		1,536,277
Electrical Equipment - 1.3%
AZZ, Inc.	438	21,988
Belden, Inc.	21,952	866,445
Brady Corp., Class A	3,912	124,988
Encore Wire Corp.	4,977	144,980
EnerSys, Inc. (I)(L)	5,755	193,253
General Cable Corp. (I)	4,449	137,786
Global Power Equipment Group, Inc. (I)	468	11,349
GrafTech International, Ltd. (I)(L)	39,737	505,057
Hoku Corp. (I)(L)	435	331
LSI Industries, Inc.	3,751	25,919
Ocean Power Technologies, Inc. (I)	1,713	5,739
Orion Energy Systems, Inc. (I)	2,343	5,623
Powell Industries, Inc. (I)	869	28,495
PowerSecure International, Inc. (I)	2,424	14,520
SL Industries, Inc. (I)	300	5,175
Ultralife Corp. (I)	4,215	20,780

		2,112,428
Industrial Conglomerates - 0.1%
Standex International Corp.	2,850	108,899
Machinery - 5.1%
Actuant Corp., Class A	1,800	50,706
Alamo Group, Inc.	2,281	61,290
Albany International Corp., Class A	4,013	95,991
American Railcar Industries, Inc. (I)	3,956	116,702
Ampco-Pittsburgh Corp.	1,873	39,726
Astec Industries, Inc. (I)	500	18,975
Barnes Group, Inc.	8,981	248,774
Briggs & Stratton Corp. (L)	5,637	95,491
Cascade Corp.	851	45,307
CIRCOR International, Inc.	432	14,304
Columbus McKinnon Corp./NY (I)	2,631	43,806
Douglas Dynamics, Inc.	1,091	14,183
Dynamic Materials Corp.	1,001	22,332
Energy Recovery, Inc. (I)	3,436	7,387
EnPro Industries, Inc. (I)	1,300	49,153
ESCO Technologies, Inc.	2,184	78,165
Federal Signal Corp. (I)	11,880	55,836
Flow International Corp. (I)	2,434	9,736
FreightCar America, Inc.	2,000	55,300
Gardner Denver, Inc.	8,876	609,604
Gencor Industries, Inc. (I)	604	4,125
Greenbrier Companies, Inc. (I)	4,947	125,060
Hardinge, Inc.	3,300	32,439
Hurco Companies, Inc. (I)	1,523	36,293
IDEX Corp.	17,120	715,616
Kaydon Corp.	2,224	83,667
Key Technology, Inc. (I)	105	1,457
LB Foster Co.	153	4,506
Lydall, Inc. (I)	2,591	23,604
Met-Pro Corp.	2,224	19,727
MFRI, Inc. (I)	780	6,334
Miller Industries, Inc.	2,791	44,209

The accompanying notes are an integral part of the financial statements.	203

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Mueller Industries, Inc. (L)	5,081	$233,726
Mueller Water Products, Inc.	23,325	69,275
NACCO Industries, Inc., Class A	500	48,900
NN, Inc. (I)	3,719	33,248
Oshkosh Corp. (I)	1,608	37,482
Robbins & Myers, Inc.	3,651	178,205
Tecumseh Products Company, Class A (I)	100	459
Terex Corp. (I)	7,100	180,269
The Eastern Company	100	1,920
Titan International, Inc. (L)	35,883	884,157
TriMas Corp. (I)	28,018	678,876
Trinity Industries, Inc.	37,697	1,310,348
Valmont Industries, Inc.	7,695	854,684
Watts Water Technologies, Inc., Class A (L)	24,237	958,331

		8,299,685
Marine - 0.3%
Alexander & Baldwin, Inc.	7,217	334,941
Eagle Bulk Shipping, Inc. (I)(L)	10,265	16,424
Excel Maritime Carriers, Ltd. (I)(L)	16,644	29,127
Genco Shipping & Trading, Ltd. (I)	3,690	25,277
International Shipholding Corp.	569	12,234

		418,003
Professional Services - 0.6%
Barrett Business Services, Inc.	1,853	31,538
CBIZ, Inc. (I)	4,546	29,549
CDI Corp.	3,498	52,505
CRA International, Inc. (I)	1,820	43,334
Franklin Covey Company (I)	3,206	28,213
FTI Consulting, Inc. (I)	1,296	51,931
GP Strategies Corp. (I)	2,590	40,559
Heidrick & Struggles International, Inc.	2,646	53,767
Hill International, Inc. (I)	4,471	23,965
Hudson Highland Group, Inc. (I)	3,400	15,198
Huron Consulting Group, Inc. (I)	878	33,522
ICF International, Inc. (I)	3,295	85,439
Kelly Services, Inc., Class A	6,524	97,860
Korn/Ferry International (I)	3,249	51,887
National Technical Systems, Inc. (I)	1,900	9,785
Navigant Consulting Company (I)	1,799	24,304
On Assignment, Inc. (I)	5,819	80,768
RCM Technologies, Inc. (I)	100	541
Resources Connection, Inc.	1,596	20,860
The Dolan Company (I)	6,694	60,112
TrueBlue, Inc. (I)	1,696	28,086
Volt Information Sciences, Inc. (I)	4,968	30,305

		894,028
Road & Rail - 1.9%
AMERCO, Inc.	2,567	267,327
Arkansas Best Corp.	3,269	58,188
Avis Budget Group, Inc. (I)	14,755	190,340
Celadon Group, Inc.	1,942	28,664
Con-way, Inc.	1,420	41,961
Covenant Transport, Inc. (I)	1,017	3,305
Frozen Food Express Industries (I)	1,999	2,419
Landstar System, Inc.	12,674	685,156
Marten Transport, Ltd.	4,022	83,939
Old Dominion Freight Line, Inc. (I)	24,162	1,051,289
P.A.M. Transportation Services, Inc. (I)	2,022	23,213
RailAmerica, Inc. (I)	4,467	92,020
Roadrunner Transportation Systems, Inc. (I)	452	8,068
Ryder Systems, Inc.	7,200	383,256
Saia, Inc. (I)	3,170	51,703
Universal Truckload Services, Inc.	805	12,550

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail (continued)
USA Truck, Inc. (I)	1,624	$13,284
Werner Enterprises, Inc.	300	7,266

		3,003,948
Trading Companies & Distributors - 1.5%
Aceto Corp.	4,311	35,738
Aircastle, Ltd.	11,800	160,598
Applied Industrial Technologies, Inc.	2,833	113,802
Beacon Roofing Supply, Inc. (I)	41,406	976,353
CAI International, Inc. (I)	4,100	82,615
GATX Corp.	9,384	408,110
H&E Equipment Services, Inc. (I)	7,028	121,514
Interline Brands, Inc. (I)	6,430	132,201
Lawson Products, Inc.	1,776	28,967
Rush Enterprises, Inc., Class A (I)	1,690	40,256
Rush Enterprises, Inc., Class B (I)	7,405	149,581
Seacube Container Leasing, Ltd.	418	6,830
TAL International Group, Inc.	3,102	111,796
Titan Machinery, Inc. (I)	1,357	35,540
Willis Lease Finance Corp. (I)	281	4,066

		2,407,967

		27,865,498
Information Technology - 16.2%
Communications Equipment - 1.8%
ADTRAN, Inc.	22,837	805,004
Anaren, Inc. (I)	1,912	33,536
Arris Group, Inc. (I)	17,236	196,318
Aviat Networks, Inc. (I)	8,458	22,245
Aware, Inc. (I)	3,300	14,487
Bel Fuse, Inc., Class B	2,040	35,659
Black Box Corp.	2,323	62,535
Brocade Communications Systems, Inc. (I)	22,156	128,062
Cogo Group, Inc. (I)	497	1,093
Communications Systems, Inc.	1,201	17,487
Comtech Telecommunications Corp.	2,593	83,676
Digi International, Inc. (I)	4,966	55,818
EchoStar Corp., Class A (I)	4,289	128,541
Emcore Corp. (I)	521	2,261
Emulex Corp. (I)	12,377	129,463
Extreme Networks, Inc. (I)	5,234	19,313
Globecomm Systems, Inc. (I)	5,280	76,507
Harmonic, Inc. (I)	11,465	67,529
Infinera Corp. (I)	3,700	29,452
JDS Uniphase Corp. (I)	59,727	778,840
KVH Industries, Inc. (I)	2,148	19,633
Network Engines, Inc. (I)	185	263
Oclaro, Inc. (I)	1,500	6,480
Oplink Communications, Inc. (I)	1,681	27,585
OpNext, Inc. (I)	7,650	7,727
Optical Cable Corp.	100	350
Performance Technologies, Inc. (I)	1,302	2,617
Relm Wireless Corp. (I)	877	1,131
Sonus Networks, Inc. (I)(L)	4,900	14,308
Sycamore Networks, Inc. (I)	6,141	113,424
Symmetricom, Inc. (I)	4,898	28,751
Tellabs, Inc.	2,464	9,757
UTStarcom Holdings Corp. (I)(L)	30,601	42,841
Westell Technologies, Inc., Class A (I)	7,150	16,374

		2,979,067
Computers & Peripherals - 0.3%
Avid Technology, Inc. (I)	5,478	58,341
Concurrent Computer Corp. (I)	526	1,957
Cray, Inc. (I)	1,289	10,273

The accompanying notes are an integral part of the financial statements.	204

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Peripherals (continued)
Dot Hill Systems Corp. (I)	1,000	$1,390
Electronics for Imaging, Inc. (I)	5,909	94,308
Hutchinson Technology, Inc. (I)(L)	3,000	6,510
Imation Corp. (I)	7,779	48,619
Interphase Corp. (I)	286	1,416
Intevac, Inc. (I)	3,303	26,094
KEY Tronic Corp. (I)	1,300	14,092
Novatel Wireless, Inc. (I)	6,924	23,749
Rimage Corp.	1,900	20,805
STEC, Inc. (I)	666	6,454
Synaptics, Inc. (I)(L)	5,011	184,154
Xyratex, Ltd.	1,582	27,084

		525,246
Electronic Equipment, Instruments & Components - 4.5%
ADDvantage Technologies Group, Inc. (I)	471	1,022
Agilysys, Inc. (I)	1,591	12,808
Arrow Electronics, Inc. (I)	34,997	1,405,130
Avnet, Inc. (I)	14,492	517,944
AVX Corp.	11,811	156,378
Benchmark Electronics, Inc. (I)	4,167	68,422
Checkpoint Systems, Inc. (I)	4,538	50,372
Coherent, Inc. (I)	246	13,648
CTS Corp.	1,505	14,975
Daktronics, Inc.	3,000	27,000
DDi Corp.	1,013	11,011
Electro Rent Corp.	4,395	79,330
Electro Scientific Industries, Inc.	49,305	682,381
FARO Technologies, Inc. (I)	374	20,742
FEI Company (I)	2,998	133,471
GSI Group, Inc. (I)	1,067	12,260
ID Systems, Inc. (I)	1,161	7,152
Identive Group, Inc. (I)	1,058	2,349
Ingram Micro, Inc., Class A (I)	17,511	334,985
Insight Enterprises, Inc. (I)	4,720	98,648
IntriCon Corp. (I)	80	475
Measurement Specialties, Inc. (I)	971	31,577
Mercury Computer Systems, Inc. (I)	2,190	31,470
Methode Electronics, Inc.	4,459	40,800
Multi-Fineline Electronix, Inc. (I)	3,338	87,990
Napco Security Technologies, Inc. (I)	100	269
Newport Corp. (I)	3,302	55,209
OSI Systems, Inc. (I)	17,292	1,020,228
PAR Technology Corp. (I)	1,700	8,738
Park Electrochemical Corp.	1,480	42,180
PC Connection, Inc.	4,089	36,556
PC Mall, Inc. (I)	2,932	17,739
Perceptron, Inc. (I)	1,146	7,002
Planar Systems, Inc. (I)	1,700	3,485
Plexus Corp. (I)	228	7,912
RadiSys Corp. (I)	3,146	23,564
Richardson Electronics, Ltd.	1,362	16,698
Rogers Corp. (I)	1,608	59,641
Sanmina-SCI Corp. (I)	84,532	980,571
Scansource, Inc. (I)	1,144	42,328
SYNNEX Corp. (I)(L)	5,765	237,691
Tech Data Corp. (I)	4,799	256,651
Tessco Technologies, Inc.	1,768	32,390
TTM Technologies, Inc. (I)	10,402	121,807
Viasystems Group, Inc. (I)	286	5,297
Vicon Industries, Inc. (I)	102	359
Vishay Intertechnology, Inc. (I)	23,932	293,406
Vishay Precision Group, Inc. (I)	1,509	22,167
X-Rite, Inc. (I)(L)	6,319	28,625

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Zygo Corp. (I)	1,490	$28,578

		7,191,431
Internet Software & Services - 1.4%
AOL, Inc. (I)(L)	2,702	48,528
DealerTrack Holdings, Inc. (I)	1,484	41,329
Digital River, Inc. (I)	1,500	26,475
Earthlink, Inc.	12,905	96,400
InfoSpace, Inc. (I)	7,765	90,152
InterActiveCorp (L)	11,000	501,600
Internap Network Services Corp. (I)	6,777	50,692
Keynote Systems, Inc.	1,100	21,879
KIT Digital, Inc. (I)(L)	7,253	73,328
Limelight Networks, Inc. (I)	708	2,662
Marchex, Inc., Class B	3,061	13,132
Market Leader, Inc. (I)	500	1,670
Perficient, Inc. (I)	1,626	19,642
RealNetworks, Inc.	4,503	45,705
Soundbite Communications, Inc. (I)	200	610
Support.com, Inc. (I)	5,153	17,005
TechTarget, Inc. (I)	5,473	37,764
TheStreet.com, Inc.	6,959	12,805
United Online, Inc.	16,613	84,062
ValueClick, Inc. (I)(L)	49,700	1,033,760
XO Group, Inc. (I)	3,097	27,997

		2,247,197
IT Services - 2.2%
Acxiom Corp. (I)	7,534	105,777
CACI International, Inc., Class A (I)(L)	4,865	287,716
Ciber, Inc. (I)	13,930	61,013
Convergys Corp. (I)	15,251	196,433
CoreLogic, Inc. (I)	7,996	122,978
CSG Systems International, Inc. (I)	564	9,030
Dynamics Research Corp. (I)	2,094	19,097
Euronet Worldwide, Inc. (I)	1,441	27,797
Global Cash Access Holdings, Inc. (I)	2,751	15,296
Heartland Payment Systems, Inc.	31,992	906,013
Jack Henry & Associates, Inc.	23,008	776,290
ManTech International Corp., Class A (L)	3,611	121,113
MAXIMUS, Inc.	17,283	720,874
ModusLink Global Solutions, Inc. (I)	9,124	50,729
NCI, Inc. (I)	63	454
Official Payments Holdings Inc (I)	1,809	9,154
Online Resources Corp. (I)	6,713	20,139
StarTek, Inc. (I)	2,139	4,342
The Hackett Group, Inc. (I)	9,407	45,342
Virtusa Corp. (I)	376	5,877

		3,505,464
Semiconductors & Semiconductor Equipment - 4.0%
Advanced Energy Industries, Inc. (I)	1,300	15,600
Alpha & Omega Semiconductor, Ltd. (I)	74	733
Amtech Systems, Inc. (I)	1,027	8,997
Anadigics, Inc. (I)	8,400	21,588
Applied Micro Circuits Corp. (I)	3,084	20,910
ATMI, Inc. (I)	6,478	142,710
Axcelis Technologies, Inc. (I)	3,500	5,810
AXT, Inc. (I)	3,200	18,336
Brooks Automation, Inc.	4,528	54,110
BTU International, Inc. (I)	682	2,012
Cabot Microelectronics Corp.	2,100	105,525
Cascade Microtech, Inc. (I)	1,613	6,194
Cohu, Inc.	4,934	55,359
CSR PLC, ADR (I)	984	15,833

The accompanying notes are an integral part of the financial statements.	205

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Cymer, Inc. (I)(L)	16,404	$754,256
Diodes, Inc. (I)	34,338	852,956
DSP Group, Inc. (I)	4,934	31,528
Exar Corp. (I)	7,653	53,571
Fairchild Semiconductor International, Inc. (I)	1,034	15,086
FormFactor, Inc. (I)	6,217	31,769
FSI International, Inc. (I)	4,570	18,189
GSI Technology, Inc. (I)	3,600	16,560
Ikanos Communications, Inc. (I)	1,900	1,426
Integrated Device Technology, Inc. (I)	24,164	166,973
Integrated Silicon Solution, Inc. (I)	4,650	49,197
International Rectifier Corp. (I)	10,474	235,141
Intersil Corp., Class A	10,139	114,773
IXYS Corp. (I)	3,730	44,499
Kopin Corp. (I)	5,900	21,240
Kulicke & Soffa Industries, Inc. (I)	2,600	29,276
Lattice Semiconductor Corp. (I)	126,450	833,306
LTX-Credence Corp. (I)	2,231	15,059
Mattson Technology, Inc. (I)	2,300	6,325
MEMC Electronic Materials, Inc. (I)	9,085	35,704
MEMSIC, Inc. (I)	1,771	5,402
Microsemi Corp. (I)	2,786	58,283
MKS Instruments, Inc.	4,914	147,174
Monolithic Power Systems, Inc. (I)	979	18,200
Nanometrics, Inc. (I)	879	15,426
Novellus Systems, Inc. (I)(L)	23,118	1,074,525
Pericom Semiconductor Corp. (I)	5,042	38,773
Photronics, Inc. (I)(L)	13,324	93,401
PLX Technology, Inc. (I)	1,000	3,510
PMC-Sierra, Inc. (I)	7,530	51,731
Rudolph Technologies, Inc. (I)	4,000	39,480
Semtech Corp. (I)	31,792	912,748
Sigma Designs, Inc. (I)	4,474	25,726
Spansion, Inc., Class A (I)	1,000	12,800
Standard Microsystems Corp. (I)	3,499	89,539
SunPower Corp. (I)	2,461	18,531
Supertex, Inc. (I)	1,800	33,228
Tessera Technologies, Inc. (I)	3,105	52,164
TriQuint Semiconductor, Inc. (I)	493	3,175
Veeco Instruments, Inc. (I)(L)	1,384	37,423

		6,531,790
Software - 2.0%
Accelrys, Inc. (I)	5,432	43,130
American Software, Inc., Class A	1,314	10,919
Ariba, Inc. (I)	23,766	747,916
AsiaInfo Holdings, Inc. (I)(L)	1,321	16,882
EPIQ Systems, Inc.	4,064	46,695
ePlus, Inc. (I)	1,654	52,961
JDA Software Group, Inc. (I)	455	11,402
Mentor Graphics Corp. (I)	3,326	50,422
Parametric Technology Corp. (I)	29,876	797,689
Quest Software, Inc. (I)	29,128	583,143
Rosetta Stone, Inc. (I)	496	4,479
Seachange International, Inc. (I)	4,794	32,791
Smith Micro Software, Inc. (I)	3,270	8,306
SS&C Technologies Holdings, Inc. (I)	487	10,091
TeleCommunication Systems, Inc. (I)	7,193	19,277
THQ, Inc. (I)(L)	11,400	6,156
TIBCO Software, Inc. (I)	28,618	829,063

		3,271,322

		26,251,517

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Materials - 6.9%
Chemicals - 2.6%
A. Schulman, Inc.	3,906	$100,931
American Pacific Corp. (I)	1,717	13,341
American Vanguard Corp.	5,123	84,632
Arabian American Development Company (I)	2,312	18,334
Ashland, Inc.	8,073	513,120
Chase Corp.	1,432	20,764
Chemtura Corp. (I)	4,537	70,414
Cytec Industries, Inc.	5,176	307,765
Ferro Corp. (I)	3,432	19,048
FMC Corp.	8,150	806,606
Georgia Gulf Corp. (I)	7,700	248,402
H.B. Fuller Company	1,317	39,681
Innophos Holdings, Inc.	16,001	806,130
KMG Chemicals, Inc.	652	11,312
Landec Corp. (I)	4,944	31,147
Minerals Technologies, Inc.	1,300	83,941
Olin Corp.	1,814	38,148
OM Group, Inc. (I)	5,098	140,093
Penford Corp. (I)	2,346	13,513
PolyOne Corp.	55,186	741,148
Quaker Chemical Corp.	635	26,168
Spartech Corp. (I)	5,050	29,290
Zoltek Companies, Inc. (I)	6,505	78,645

		4,242,573
Construction Materials - 0.7%
Eagle Materials, Inc.	31,878	1,000,332
Headwaters, Inc. (I)	7,064	21,475
Texas Industries, Inc. (I)(L)	1,790	60,556
Vulcan Materials Company	939	41,842

		1,124,205
Containers & Packaging - 0.4%
Boise, Inc.	13,800	113,574
Graphic Packaging Holding Company (I)	23,888	126,129
Myers Industries, Inc.	5,702	75,951
Rock-Tenn Company, Class A	3,802	268,003

		583,657
Metals & Mining - 2.0%
A. M. Castle & Company (I)(L)	3,851	44,094
Allied Nevada Gold Corp. (I)(L)	5,710	196,481
Century Aluminum Company (I)	11,480	112,619
Coeur d’Alene Mines Corp. (I)	10,706	304,479
Commercial Metals Company	18,700	248,523
Compass Minerals International, Inc.	7,644	550,750
Detour Gold Corp. (I)	7,045	193,311
Friedman Industries, Inc.	1,405	14,682
Haynes International, Inc.	3,947	249,806
Horsehead Holding Corp. (I)	9,941	113,327
Kaiser Aluminum Corp. (L)	3,786	183,015
Materion Corp. (I)	1,291	37,891
Metals USA Holdings Corp. (I)	1,748	22,864
Noranda Aluminum Holding Corp.	700	8,400
Olympic Steel, Inc.	2,178	51,052
Reliance Steel & Aluminum Company	7,700	413,644
RTI International Metals, Inc. (I)	5,200	117,208
Schnitzer Steel Industries, Inc.	475	21,451
Steel Dynamics, Inc.	17,651	261,411
Synalloy Corp.	380	4,807
United States Steel Corp.	987	26,866
Universal Stainless & Alloy Products, Inc. (I)	1,778	59,527
Worthington Industries, Inc.	3,800	64,106

		3,300,314

The accompanying notes are an integral part of the financial statements.	206

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper & Forest Products - 1.2%
Buckeye Technologies, Inc.	2,600	$88,816
Clearwater Paper Corp. (I)	1,598	54,827
Domtar Corp.	5,000	479,350
KapStone Paper and Packaging Corp. (I)	2,950	59,295
Louisiana-Pacific Corp. (I)	21,381	174,683
Mercer International, Inc. (I)	6,255	53,918
Neenah Paper, Inc.	2,269	63,282
P.H. Glatfelter Company (L)	8,571	133,793
Schweitzer-Mauduit International, Inc.	11,216	785,681
Wausau Paper Corp.	6,834	63,830

		1,957,475

		11,208,224
Telecommunication Services - 0.7%
Diversified Telecommunication Services - 0.3%
Alaska Communications
Systems Group, Inc. (L)	51,559	164,989
Atlantic Tele-Network, Inc.	248	9,503
General Communication, Inc., Class A (I)	4,737	50,165
Iridium Communications, Inc. (I)(L)	10,611	81,068
Neutral Tandem, Inc. (I)	577	6,439
ORBCOMM, Inc. (I)	8,038	25,963
Premiere Global Services, Inc. (I)	9,046	78,248
SureWest Communications	2,784	62,389

		478,764
Wireless Telecommunication Services - 0.4%
FiberTower Corp. (I)(L)	8,541	1,708
Leap Wireless International, Inc. (I)	3,505	36,592
MetroPCS Communications, Inc. (I)	1,700	17,510
Shenandoah Telecommunications Company	300	2,997
Telephone & Data Systems, Inc. (L)	11,252	284,338
United States Cellular Corp. (I)	4,446	191,800
USA Mobility, Inc.	3,600	49,392

		584,337

		1,063,101
Utilities - 0.7%
Gas Utilities - 0.5%
UGI Corp.	27,566	778,740
Independent Power Producers & Energy Traders - 0.1%
Dynegy, Inc. (I)	13,323	17,320
GenOn Energy, Inc. (I)	79,138	194,662
NRG Energy, Inc. (I)	3,909	66,844
Ormat Technologies, Inc.	540	10,930

		289,756
Water Utilities - 0.1%
Consolidated Water Company, Ltd.	1,250	10,338
SJW Corp.	2,989	71,407

		81,745

		1,150,241

TOTAL COMMON STOCKS (Cost $124,553,988)		$161,065,144

SECURITIES LENDING COLLATERAL - 10.7%
John Hancock Collateral
Investment Trust, 0.3743% (W)(Y)	1,720,813	17,224,481

TOTAL SECURITIES LENDING
COLLATERAL (Cost $17,215,908)		$17,224,481

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
State Street Institutional Liquid Reserves
Fund, 0.2154% (Y)	$434,597	$434,597

TOTAL SHORT-TERM INVESTMENTS (Cost $434,597)		$434,597

Total Investments (Small Cap Opportunities Fund)
(Cost $142,204,493) - 110.6%		$178,724,222
Other assets and liabilities, net - (10.6%)		(17,061,366)

TOTAL NET ASSETS - 100.0%		$161,662,856

Small Cap Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.2%
Consumer Discretionary - 14.8%
Diversified Consumer Services - 1.1%
Matthews International Corp., Class A (L)	58,800	$1,823,976
Hotels, Restaurants & Leisure - 2.9%
CEC Entertainment, Inc.	50,300	1,919,448
Choice Hotels International, Inc.	46,800	1,758,276
Sonic Corp. (I)	120,200	992,852

		4,670,576
Household Durables - 1.8%
Helen of Troy, Ltd. (I)	88,300	2,869,750
Media - 1.8%
Arbitron, Inc.	89,400	2,989,536
Multiline Retail - 1.3%
Fred’s, Inc., Class A	153,600	2,127,360
Specialty Retail - 5.8%
Ascena Retail Group, Inc. (I)	70,200	2,709,720
Stage Stores, Inc.	207,400	3,100,630
The Cato Corp., Class A (L)	126,900	3,440,259

		9,250,609
Textiles, Apparel & Luxury Goods - 0.1%
Skechers U.S.A., Inc., Class A (I)	9,500	121,315

		23,853,122
Consumer Staples - 1.9%
Food & Staples Retailing - 1.4%
Casey’s General Stores, Inc.	44,100	2,259,243
Food Products - 0.5%
Post Holdings, Inc. (I)	23,800	741,132

		3,000,375
Energy - 4.1%
Energy Equipment & Services - 2.2%
Bristow Group, Inc. (L)	33,900	1,600,419
SEACOR Holdings, Inc. (I)	20,500	2,027,040

		3,627,459
Oil, Gas & Consumable Fuels - 1.9%
GeoResources, Inc. (I)	48,400	1,550,736
Penn Virginia Corp. (L)	97,300	475,797
Scorpio Tankers, Inc. (I)	153,100	975,247

		3,001,780

		6,629,239

The accompanying notes are an integral part of the financial statements.	207

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials - 22.5%
Capital Markets - 1.7%
Ares Capital Corp.	164,600	$2,743,882
Commercial Banks - 8.9%
First Busey Corp.	245,702	1,189,198
First Midwest Bancorp, Inc.	179,700	2,077,332
First Niagara Financial Group, Inc.	141,980	1,357,329
Hancock Holding Company	45,400	1,541,330
International Bancshares Corp. (L)	144,800	2,748,304
MB Financial, Inc.	81,200	1,615,880
Webster Financial Corp.	130,400	2,853,152
Westamerica Bancorp.	20,100	951,936

		14,334,461
Insurance - 6.2%
Alleghany Corp. (I)(L)	7,935	2,576,018
AMERISAFE, Inc. (I)	70,100	1,581,456
Assured Guaranty, Ltd.	84,100	1,412,880
Platinum Underwriters Holdings, Ltd.	55,900	1,987,804
Primerica, Inc.	93,900	2,349,378

		9,907,536
Real Estate Investment Trusts - 3.4%
Campus Crest Communities, Inc.	130,600	1,383,054
DiamondRock Hospitality Company	162,112	1,614,636
Education Realty Trust, Inc.	99,900	1,026,972
Mack-Cali Realty Corp.	46,500	1,329,900

		5,354,562
Thrifts & Mortgage Finance - 2.3%
Flushing Financial Corp.	86,800	1,124,060
Northwest Bancshares, Inc.	208,000	2,624,960

		3,749,020

		36,089,461
Health Care - 10.5%
Health Care Equipment & Supplies - 2.5%
Haemonetics Corp. (I)	16,115	1,080,188
ICU Medical, Inc. (I)	48,700	2,234,356
STERIS Corp.	22,800	715,464

		4,030,008
Health Care Providers & Services - 3.4%
Amsurg Corp. (I)	95,300	2,490,189
Corvel Corp. (I)	38,100	1,727,454
PSS World Medical, Inc. (I)	53,700	1,301,151

		5,518,794
Life Sciences Tools & Services - 4.6%
Charles River
Laboratories International, Inc. (I)	103,500	3,635,955
ICON PLC, ADR (I)	173,400	3,672,612

		7,308,567

		16,857,369
Industrials - 24.8%
Air Freight & Logistics - 0.5%
Atlas Air Worldwide Holdings, Inc. (I)	17,900	762,898
Commercial Services & Supplies - 6.1%
ACCO Brands Corp. (I)	211,850	2,499,830
G&K Services, Inc., Class A	56,700	1,889,811
Standard Parking Corp. (I)	73,098	1,319,419
Unifirst Corp.	15,800	949,264
United Stationers, Inc. (L)	109,800	3,188,592

		9,846,916

Small Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering - 0.3%
Sterling Construction Company, Inc. (I)	44,200	$458,354
Electrical Equipment - 3.9%
Acuity Brands, Inc.	24,300	1,511,217
Belden, Inc.	119,900	4,732,453

		6,243,670
Industrial Conglomerates - 3.4%
Carlisle Companies, Inc.	112,500	5,490,000
Machinery - 5.4%
Albany International Corp., Class A	94,400	2,258,048
ESCO Technologies, Inc.	75,100	2,687,829
Mueller Industries, Inc.	80,100	3,684,600

		8,630,477
Marine - 1.5%
Kirby Corp. (I)	34,800	2,387,976
Road & Rail - 1.9%
Genesee & Wyoming, Inc., Class A (I)	50,500	3,000,710
Trading Companies & Distributors - 1.8%
GATX Corp.	68,800	2,992,112

		39,813,113
Information Technology - 8.3%
Computers & Peripherals - 1.7%
Diebold, Inc.	69,300	2,711,709
Electronic Equipment, Instruments & Components - 2.3%
Coherent, Inc. (I)	26,700	1,481,316
MTS Systems Corp.	46,800	2,298,348

		3,779,664
IT Services - 2.1%
MAXIMUS, Inc.	80,000	3,336,800
Office Electronics - 1.2%
Zebra Technologies Corp., Class A (I)	49,200	1,891,248
Software - 1.0%
Websense, Inc. (I)	91,800	1,653,318

		13,372,739
Materials - 5.9%
Chemicals - 2.3%
Koppers Holdings, Inc.	38,900	1,463,807
Zep, Inc.	148,500	2,252,745

		3,716,552
Containers & Packaging - 2.1%
AptarGroup, Inc.	45,800	2,417,324
Greif, Inc., Class A	19,300	988,353

		3,405,677
Paper & Forest Products - 1.5%
Deltic Timber Corp.	35,200	2,295,392

		9,417,621
Utilities - 4.4%
Electric Utilities - 2.2%
UniSource Energy Corp.	50,300	1,850,537
Westar Energy, Inc.	59,200	1,629,184

		3,479,721
Gas Utilities - 2.2%
Atmos Energy Corp.	54,100	1,662,493
New Jersey Resources Corp. (L)	18,700	873,103

The accompanying notes are an integral part of the financial statements.	208

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Small Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Gas Utilities (continued)
WGL Holdings, Inc.	24,500	$1,000,335

		3,535,931

		7,015,652

TOTAL COMMON STOCKS (Cost $112,811,702)		$156,048,691

SECURITIES LENDING COLLATERAL - 8.3%
John Hancock Collateral
Investment Trust, 0.3743% (W)(Y)	1,326,115	13,273,752

TOTAL SECURITIES LENDING
COLLATERAL (Cost $13,267,234)		$13,273,752

SHORT-TERM INVESTMENTS - 2.7%
Repurchase Agreement - 2.7%
Deutsche Tri-Party Repurchase Agreement
dated 02/29/2012 at 0.200% to be
repurchased at $4,300,024 on 03/01/2012,
collateralized by $4,374,677 Government
National Mortgage Association, 3.500% due
10/15/2041 (valued at $4,386,000
including interest)	$4,300,000	$4,300,000

TOTAL SHORT-TERM INVESTMENTS (Cost $4,300,000)		$4,300,000

Total Investments (Small Cap Value Fund)
(Cost $130,378,936) - 108.2%		$173,622,443
Other assets and liabilities, net - (8.2%)		(13,181,139)

TOTAL NET ASSETS - 100.0%		$160,441,304

Small Company Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.7%
Consumer Discretionary - 17.5%
Auto Components - 1.3%
Tenneco, Inc. (I)(L)	20,280	$780,780
TRW Automotive Holdings Corp. (I)	16,549	756,951

		1,537,731
Distributors - 0.8%
Pool Corp. (L)	26,099	950,004
Hotels, Restaurants & Leisure - 4.5%
Choice Hotels International, Inc. (L)	18,242	685,352
Darden Restaurants, Inc. (L)	14,999	764,799
Domino’s Pizza, Inc. (I)	24,298	934,501
Jack in the Box, Inc. (I)(L)	31,897	760,743
Life Time Fitness, Inc. (I)(L)	21,761	1,076,517
Penn National Gaming, Inc. (I)	27,238	1,158,977

		5,380,889
Household Durables - 0.7%
Ryland Group, Inc.	47,670	864,257
Specialty Retail - 6.8%
Dick’s Sporting Goods, Inc.	21,433	959,341
DSW, Inc., Class A	16,873	951,637
Foot Locker, Inc.	33,647	981,483
GameStop Corp., Class A (L)	30,397	692,444
Group 1 Automotive, Inc.	16,207	835,795
Monro Muffler Brake, Inc. (L)	21,181	971,572
Tractor Supply Company	10,926	933,845

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Urban Outfitters, Inc. (I)(L)	28,969	$822,430
Vitamin Shoppe, Inc. (I)	21,626	917,591

		8,066,138
Textiles, Apparel & Luxury Goods - 3.4%
Maidenform Brands, Inc. (I)	31,874	669,354
Michael Kors Holdings Ltd.	24,003	1,038,130
Steven Madden, Ltd. (I)	29,631	1,279,467
Under Armour, Inc., Class A (I)(L)	12,646	1,128,529

		4,115,480

		20,914,499
Consumer Staples - 3.8%
Food & Staples Retailing - 0.6%
Ruddick Corp.	18,609	762,225
Food Products - 2.0%
B&G Foods, Inc. (L)	48,176	1,121,537
Diamond Foods, Inc.	13,882	332,057
Lancaster Colony Corp.	14,889	970,316

		2,423,910
Personal Products - 1.2%
Nu Skin Enterprises, Inc., Class A (L)	24,033	1,388,146

		4,574,281
Energy - 8.3%
Energy Equipment & Services - 4.3%
Atwood Oceanics, Inc. (I)	18,666	887,755
Dresser-Rand Group, Inc. (I)	17,806	935,171
Dril-Quip, Inc. (I)	13,502	945,005
FMC Technologies, Inc. (I)(L)	18,352	925,491
Lufkin Industries, Inc.	11,075	882,013
Patterson-UTI Energy, Inc.	30,977	601,573

		5,177,008
Oil, Gas & Consumable Fuels - 4.0%
Berry Petroleum Company, Class A (L)	19,782	1,067,437
Energen Corp.	17,735	944,034
James River Coal Company (I)(L)	63,846	365,838
Oasis Petroleum, Inc. (I)	27,040	867,173
Resolute Energy Corp. (I)	60,205	671,888
SandRidge Energy, Inc. (I)	103,752	899,530

		4,815,900

		9,992,908
Financials - 5.5%
Capital Markets - 1.6%
Affiliated Managers Group, Inc. (I)	9,093	967,404
Greenhill & Company, Inc. (L)	9,260	407,070
Stifel Financial Corp. (I)	14,691	551,353

		1,925,827
Commercial Banks - 1.4%
Huntington Bancshares, Inc.	106,941	625,070
SVB Financial Group (I)(L)	18,174	1,077,355

		1,702,425
Insurance - 1.8%
Brown & Brown, Inc.	38,604	912,213
ProAssurance Corp.	13,793	1,210,474

		2,122,687
Real Estate Investment Trusts - 0.7%
Colonial Properties Trust (L)	42,900	880,308

		6,631,247

The accompanying notes are an integral part of the financial statements.	209

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care - 16.4%
Biotechnology - 3.4%
Acorda Therapeutics, Inc. (I)	20,743	$542,637
BioMarin Pharmaceutical, Inc. (I)(L)	32,024	1,144,858
Incyte Corp. (I)(L)	57,593	976,777
Myriad Genetics, Inc. (I)	22,640	547,888
United Therapeutics Corp. (I)	17,401	830,550

		4,042,710
Health Care Equipment & Supplies - 4.2%
Insulet Corp. (I)(L)	29,253	576,869
Masimo Corp. (I)(L)	32,469	707,824
Meridian Bioscience, Inc. (L)	27,110	488,522
Sirona Dental Systems, Inc. (I)	18,161	906,234
STERIS Corp. (L)	26,739	839,070
Zoll Medical Corp. (I)	20,663	1,511,498

		5,030,017
Health Care Providers & Services - 4.9%
Centene Corp. (I)	29,054	1,417,835
Chemed Corp. (L)	15,724	972,058
Health Management
Associates, Inc., Class A (I)	74,756	551,699
HMS Holdings Corp. (I)	24,469	788,391
Mednax, Inc. (I)	11,294	840,161
PSS World Medical, Inc. (I)(L)	28,533	691,355
VCA Antech, Inc. (I)(L)	25,108	552,125

		5,813,624
Health Care Technology - 0.6%
Quality Systems, Inc.	16,579	710,742
Life Sciences Tools & Services - 2.4%
Bruker Corp. (I)	29,499	472,869
PAREXEL International Corp. (I)	38,151	933,936
PerkinElmer, Inc.	28,747	776,169
Techne Corp.	9,607	687,765

		2,870,739
Pharmaceuticals - 0.9%
Salix Pharmaceuticals, Ltd. (I)(L)	22,837	1,126,321

		19,594,153
Industrials - 15.3%
Aerospace & Defense - 2.9%
Hexcel Corp. (I)	38,578	974,866
TransDigm Group, Inc. (I)	21,103	2,506,825

		3,481,691
Air Freight & Logistics - 1.6%
Forward Air Corp.	26,751	900,706
HUB Group, Inc., Class A (I)	28,037	998,958

		1,899,664
Building Products - 0.7%
AO Smith Corp.	19,500	880,620
Commercial Services & Supplies - 1.7%
Corrections Corp. of America (I)	41,539	1,040,967
Tetra Tech, Inc. (I)	39,062	959,363

		2,000,330
Electrical Equipment - 0.8%
Acuity Brands, Inc.	14,805	920,723
Machinery - 5.1%
Crane Company	18,343	890,920
Kennametal, Inc.	19,877	915,733
Lincoln Electric Holdings, Inc.	22,979	1,061,400
Lindsay Corp.	13,531	887,498

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
WABCO Holdings, Inc. (I)	18,864	$1,122,219
Wabtec Corp.	17,155	1,281,993

		6,159,763
Professional Services - 0.9%
CoStar Group, Inc. (I)(L)	18,111	1,086,298
Trading Companies & Distributors - 1.6%
Watsco, Inc. (L)	13,203	942,562
WESCO International, Inc. (I)(L)	15,316	963,223

		1,905,785

		18,334,874
Information Technology - 27.5%
Communications Equipment - 2.4%
Ciena Corp. (I)(L)	32,758	488,749
Finisar Corp. (I)(L)	36,017	730,785
Netgear, Inc. (I)	23,726	891,386
Polycom, Inc. (I)	36,915	762,295

		2,873,215
Electronic Equipment, Instruments & Components - 2.9%
Cognex Corp.	20,926	892,285
Littelfuse, Inc.	16,329	864,294
National Instruments Corp.	32,720	870,352
SYNNEX Corp. (I)(L)	20,922	862,614

		3,489,545
Internet Software & Services - 2.3%
Ancestry.com, Inc. (I)(L)	19,140	436,009
DealerTrack Holdings, Inc. (I)	24,264	675,752
ValueClick, Inc. (I)	60,022	1,248,458
WebMD Health Corp. (I)	13,426	333,636

		2,693,855
IT Services - 1.0%
Alliance Data Systems Corp. (I)(L)	9,497	1,152,556
Semiconductors & Semiconductor Equipment - 7.7%
Cavium, Inc. (I)(L)	27,509	982,897
Cymer, Inc. (I)	16,813	773,062
Hittite Microwave Corp. (I)	16,087	919,855
Microsemi Corp. (I)	46,264	967,843
MKS Instruments, Inc.	28,491	853,305
PMC-Sierra, Inc. (I)	119,173	818,719
Power Integrations, Inc. (L)	24,980	931,754
Semtech Corp. (I)	37,757	1,084,003
Teradyne, Inc. (I)(L)	59,372	974,888
Volterra Semiconductor Corp. (I)	31,023	953,337

		9,259,663
Software - 11.2%
ANSYS, Inc. (I)	15,016	948,711
Aspen Technology, Inc. (I)	59,789	1,229,262
BroadSoft, Inc. (I)(L)	26,773	973,734
CommVault Systems, Inc. (I)	25,019	1,290,230
Fair Isaac Corp.	25,316	1,024,792
Informatica Corp. (I)	27,869	1,370,040
Interactive Intelligence Group (I)	21,758	609,224
Manhattan Associates, Inc. (I)	25,042	1,160,947
MICROS Systems, Inc. (I)	22,869	1,187,587
Parametric Technology Corp. (I)	32,016	854,827
Quest Software, Inc. (I)	36,471	730,149
SolarWinds, Inc. (I)	37,339	1,391,251
Websense, Inc. (I)	34,179	615,564

		13,386,318

		32,855,152

The accompanying notes are an integral part of the financial statements.	210

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Materials - 3.8%
Chemicals - 1.9%
Intrepid Potash, Inc. (I)(L)	22,688	$573,780
Olin Corp.	42,051	884,333
Rockwood Holdings, Inc. (I)	15,779	840,232

		2,298,345
Containers & Packaging - 0.6%
Greif, Inc., Class A	14,050	719,501
Metals & Mining - 1.3%
Allied Nevada Gold Corp. (I)(L)	8,748	301,019
Carpenter Technology Corp.	17,572	901,444
Detour Gold Corp. (I)	10,343	283,807

		1,486,270

		4,504,116
Telecommunication Services - 0.8%
Wireless Telecommunication Services - 0.8%
SBA Communications Corp., Class A (I)	21,519	1,009,885
Utilities - 0.8%
Electric Utilities - 0.8%
ITC Holdings Corp.	12,300	928,403

TOTAL COMMON STOCKS (Cost $86,239,327)		$119,339,518

SECURITIES LENDING COLLATERAL - 19.4%
John Hancock Collateral
Investment Trust, 0.3743% (W)(Y)	2,316,850	23,190,508

TOTAL SECURITIES LENDING
COLLATERAL (Cost $23,175,976)		$23,190,508

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
State Street Institutional Liquid Reserves
Fund, 0.2154% (Y)	498,850	498,850

TOTAL SHORT-TERM INVESTMENTS (Cost $498,850)		$498,850

Total Investments (Small Company Growth Fund)
(Cost $109,914,153) - 119.5%		$143,028,876
Other assets and liabilities, net - (19.5%)		(23,369,093)

TOTAL NET ASSETS - 100.0%		$119,659,783

Small Company Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.4%
Consumer Discretionary - 11.6%
Auto Components - 0.9%
Drew Industries, Inc. (I)(L)	112,500	$3,082,500
Automobiles - 0.4%
Winnebago Industries, Inc. (I)(L)	139,700	1,246,124
Distributors - 0.9%
Pool Corp. (L)	92,300	3,359,720
Diversified Consumer Services - 1.4%
Ascent Capital Group, Inc., Class A (I)	39,700	1,954,828
Matthews International Corp., Class A (L)	91,800	2,847,636

		4,802,464

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 0.6%
Orient Express Hotels, Ltd., Class A (I)(L)	223,000	$2,205,470
Household Durables - 1.8%
CSS Industries, Inc.	72,700	1,424,920
Ethan Allen Interiors, Inc. (L)	44,200	1,116,050
M/I Homes, Inc. (I)(L)	63,200	765,352
Meritage Homes Corp. (I)(L)	102,000	2,640,780
Stanley Furniture Company, Inc. (I)	93,600	316,368

		6,263,470
Leisure Equipment & Products - 0.3%
Brunswick Corp.	50,500	1,207,455
Media - 0.4%
Saga Communications, Inc., Class A (I)	40,000	1,500,800
Multiline Retail - 0.4%
Fred’s, Inc., Class A (L)	108,800	1,506,880
Specialty Retail - 4.3%
Aaron’s, Inc.	281,000	7,851,140
Haverty Furniture Companies, Inc. (L)	131,600	1,447,600
MarineMax, Inc. (I)(L)	115,000	929,200
Stein Mart, Inc. (I)	206,200	1,478,454
The Men’s Wearhouse, Inc.	89,600	3,470,208

		15,176,602
Textiles, Apparel & Luxury Goods - 0.2%
Culp, Inc. (I)	76,500	799,425

		41,150,910
Consumer Staples - 0.7%
Food & Staples Retailing - 0.5%
Nash Finch Company	63,800	1,710,478
Tobacco - 0.2%
Alliance One International, Inc. (I)(L)	251,000	926,190

		2,636,668
Energy - 5.5%
Energy Equipment & Services - 1.9%
Atwood Oceanics, Inc. (I)(L)	40,100	1,907,156
CARBO Ceramics, Inc. (L)	25,000	2,291,250
Hercules Offshore, Inc. (I)	130,600	663,448
Tetra Technologies, Inc. (I)(L)	181,300	1,648,017
Union Drilling, Inc. (I)	59,500	401,030

		6,910,901
Oil, Gas & Consumable Fuels - 3.6%
Cloud Peak Energy, Inc. (I)(L)	85,600	1,516,832
Forest Oil Corp. (I)	65,000	840,450
Lone Pine Resources, Inc. (I)	41,648	309,445
Northern Oil and Gas, Inc. (I)(L)	129,000	3,058,590
Oasis Petroleum, Inc. (I)	126,500	4,056,855
Overseas Shipholding Group, Inc. (L)	59,800	529,230
Penn Virginia Corp.	107,200	524,208
Swift Energy Company (I)	41,200	1,237,236
Teekay Tankers, Ltd., Class A	126,900	560,898

		12,633,744

		19,544,645
Financials - 21.5%
Capital Markets - 3.5%
Ares Capital Corp.	258,300	4,305,861
Hercules Technology Growth Capital, Inc.	182,500	1,883,400
JMP Group, Inc.	81,300	578,856
Kohlberg Capital Corp.	147,567	1,032,969
Piper Jaffray Companies (I)	32,400	796,392
Safeguard Scientifics, Inc. (I)	68,000	1,149,880

The accompanying notes are an integral part of the financial statements.	211

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Stifel Financial Corp. (I)(L)	74,600	$2,799,738

		12,547,096
Commercial Banks - 5.6%
Columbia Banking System, Inc. (L)	60,600	1,281,690
East West Bancorp, Inc.	134,000	2,964,080
Glacier Bancorp, Inc. (L)	164,100	2,264,580
Home Bancshares, Inc.	106,600	2,686,320
Signature Bank (I)(L)	43,900	2,605,904
SVB Financial Group (I)(L)	85,500	5,068,441
Wintrust Financial Corp. (L)	88,400	2,979,964

		19,850,979
Diversified Financial Services - 0.5%
Compass Diversified Holdings	124,000	1,851,320
Insurance - 4.7%
Alterra Capital Holdings, Ltd.	103,300	2,371,768
Employers Holdings, Inc.	57,600	995,904
Markel Corp. (I)(L)	5,200	2,121,340
Meadowbrook Insurance Group, Inc.	69,600	662,592
National Interstate Corp.	104,000	2,511,600
ProAssurance Corp.	92,000	8,073,920

		16,737,124
Real Estate Investment Trusts - 7.0%
Acadia Realty Trust	66,800	1,415,492
CBL & Associates Properties, Inc. (L)	280,000	4,936,400
Cedar Shopping Centers, Inc.	154,900	737,324
First Potomac Realty Trust	145,200	1,920,996
Hatteras Financial Corp. (L)	64,400	1,834,112
Kilroy Realty Corp. (L)	96,800	4,243,712
LaSalle Hotel Properties	116,700	3,113,556
Potlatch Corp. (L)	72,300	2,228,286
Redwood Trust, Inc.	119,600	1,383,772
Saul Centers, Inc.	29,100	1,101,726
Washington Real Estate Investment Trust	63,500	1,880,870

		24,796,246
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc. (L)	133,600	506,344

		76,289,109
Health Care - 5.1%
Biotechnology - 0.3%
Exelixis, Inc. (I)(L)	194,200	1,103,056
Health Care Equipment & Supplies - 1.7%
Analogic Corp.	29,500	1,680,025
AngioDynamics, Inc. (I)(L)	25,400	330,708
Quidel Corp. (I)(L)	87,900	1,246,422
West Pharmaceutical Services, Inc. (L)	69,500	2,891,200

		6,148,355
Health Care Providers & Services - 3.1%
Landauer, Inc.	28,600	1,534,104
National Healthcare Corp.	52,000	2,330,640
Owens & Minor, Inc. (L)	171,200	5,129,152
Triple-S Management Corp., Class B (I)	77,800	1,841,526

		10,835,422

		18,086,833
Industrials - 26.3%
Aerospace & Defense - 0.2%
Kratos Defense & Security Solutions, Inc. (I)	80,000	509,600
Air Freight & Logistics - 0.6%
UTi Worldwide, Inc. (L)	141,300	2,280,582

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Airlines - 1.2%
Alaska Air Group, Inc. (I)	61,500	$4,217,055
Building Products - 1.5%
Gibraltar Industries, Inc. (I)	142,900	1,974,878
Quanex Building Products Corp.	84,600	1,439,046
Universal Forest Products, Inc. (L)	60,400	1,941,256

		5,355,180
Commercial Services & Supplies - 3.5%
G&K Services, Inc., Class A	77,000	2,566,410
McGrath Rentcorp	142,500	4,524,375
Mine Safety Appliances Company	53,600	1,975,696
Waste Connections, Inc. (L)	107,700	3,502,404

		12,568,885
Construction & Engineering - 1.0%
Aegion Corp. (I)(L)	128,300	2,259,363
Comfort Systems USA, Inc. (L)	109,100	1,248,104
Sterling Construction Company, Inc. (I)	1,000	10,370

		3,517,837
Electrical Equipment - 1.3%
Belden, Inc.	83,400	3,291,798
Franklin Electric Company, Inc.	23,000	1,150,230

		4,442,028
Machinery - 6.8%
Astec Industries, Inc. (I)(L)	39,300	1,491,435
Cascade Corp.	36,400	1,937,936
CIRCOR International, Inc. (L)	53,200	1,761,452
IDEX Corp.	85,400	3,569,720
Nordson Corp. (L)	115,600	6,354,532
Proto Labs, Inc. (I)	21,200	651,900
Robbins & Myers, Inc.	85,900	4,192,779
Woodward, Inc.	94,500	4,136,265

		24,096,019
Marine - 2.0%
Kirby Corp. (I)(L)	102,000	6,999,240
Professional Services - 2.1%
FTI Consulting, Inc. (I)(L)	33,800	1,354,366
Navigant Consulting Company (I)	150,400	2,031,904
On Assignment, Inc. (I)	205,900	2,857,892
The Dolan Company (I)	132,200	1,187,156

		7,431,318
Road & Rail - 4.0%
Genesee & Wyoming, Inc., Class A (I)	103,900	6,173,738
Landstar System, Inc.	147,900	7,995,474

		14,169,212
Trading Companies & Distributors - 2.1%
Beacon Roofing Supply, Inc. (I)(L)	236,600	5,579,028
Kaman Corp., Class A	58,500	2,017,665

		7,596,693

		93,183,649
Information Technology - 10.2%
Communications Equipment - 1.0%
Ixia (I)(L)	177,500	2,453,050
Sonus Networks, Inc. (I)(L)	427,200	1,247,424

		3,700,474
Computers & Peripherals - 0.4%
Xyratex, Ltd.	80,800	1,383,296
Electronic Equipment, Instruments & Components - 4.0%
Cognex Corp.	32,300	1,377,272

The accompanying notes are an integral part of the financial statements.	212

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Electro Rent Corp.	166,500	$3,005,325
Electro Scientific Industries, Inc.	74,200	1,026,928
Littelfuse, Inc.	59,600	3,154,628
Methode Electronics, Inc.	65,000	594,750
Newport Corp. (I)	102,700	1,717,144
SYNNEX Corp. (I)(L)	78,900	3,253,047

		14,129,094
IT Services - 0.1%
StarTek, Inc. (I)	97,812	198,558
Semiconductors & Semiconductor Equipment - 3.1%
Advanced Energy Industries, Inc. (I)(L)	133,700	1,604,400
ATMI, Inc. (I)	59,400	1,308,582
Brooks Automation, Inc.	124,900	1,492,555
Cabot Microelectronics Corp. (L)	32,100	1,613,025
Cymer, Inc. (I)(L)	54,400	2,501,312
Teradyne, Inc. (I)(L)	158,300	2,599,286

		11,119,160
Software - 1.6%
Accelrys, Inc. (I)	91,300	724,922
Progress Software Corp. (I)	143,000	3,316,170
Websense, Inc. (I)	99,800	1,797,398

		5,838,490

		36,369,072
Materials - 10.6%
Chemicals - 2.2%
American Vanguard Corp. (L)	112,100	1,851,892
Innospec, Inc. (I)	131,000	4,055,760
Minerals Technologies, Inc.	28,400	1,833,788

		7,741,440
Containers & Packaging - 2.1%
AptarGroup, Inc.	99,000	5,225,220
Myers Industries, Inc.	163,500	2,177,820

		7,403,040
Metals & Mining - 4.3%
AMCOL International Corp. (L)	66,100	1,938,713
Carpenter Technology Corp.	70,000	3,591,000
Franco-Nevada Corp.	68,000	3,004,659
North American Palladium, Ltd. (I)(L)	600,000	1,752,000
Royal Gold, Inc.	45,500	3,159,975
Schnitzer Steel Industries, Inc. (L)	44,300	2,000,588

		15,446,935
Paper & Forest Products - 2.0%
Clearwater Paper Corp. (I)	74,500	2,556,095
Deltic Timber Corp. (L)	49,500	3,227,895
Wausau Paper Corp. (L)	152,400	1,423,416

		7,207,406

		37,798,821
Telecommunication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Premiere Global Services, Inc. (I)	188,000	1,626,200
Utilities - 4.4%
Electric Utilities - 2.2%
Cleco Corp. (L)	96,400	3,709,472
El Paso Electric Company	89,500	2,929,335
PNM Resources, Inc.	61,000	1,096,780

		7,735,587

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Gas Utilities - 0.8%
Southwest Gas Corp.	66,600	$2,840,490
Multi-Utilities - 1.4%
Black Hills Corp. (L)	45,600	1,497,504
NorthWestern Corp.	58,300	2,024,759
Vectren Corp.	45,900	1,341,198

		4,863,461

		15,439,538

TOTAL COMMON STOCKS (Cost $235,776,285)		$342,125,445

PREFERRED SECURITIES - 1.3%
Financials - 1.3%
Commercial Banks - 0.8%
East West Bancorp., Inc., Series A, 8.000%	1,814	2,812,661
Insurance - 0.5%
Assured Guaranty, Ltd., 8.500%	26,000	1,742,910

		4,555,571

TOTAL PREFERRED SECURITIES (Cost $3,086,750)		$4,555,571

INVESTMENT COMPANIES - 0.8%
First Opportunity Fund, Inc. (I)	14,500	97,295
iShares Russell 2000 Value Index Fund (L)	35,600	2,530,092

TOTAL INVESTMENT COMPANIES (Cost $2,639,668)		$2,627,387

SECURITIES LENDING COLLATERAL - 23.6%
John Hancock Collateral
Investment Trust, 0.3743% (W)(Y)	8,382,457	83,904,206

TOTAL SECURITIES LENDING
COLLATERAL (Cost $83,852,052)		$83,904,206

SHORT-TERM INVESTMENTS - 1.6%
Money Market Funds - 1.6%
State Street Institutional U.S. Government
Money Market Fund, 0.0019% (Y)	547,537	547,537
T. Rowe Price Investment Reserve
Fund, 0.0948% (Y)	5,245,183	5,245,183

		5,792,720

TOTAL SHORT-TERM INVESTMENTS (Cost $5,792,720)		$5,792,720

Total Investments (Small Company Value Fund)
(Cost $331,147,475) - 123.7%		$439,005,329
Other assets and liabilities, net - (23.7%)		(84,072,162)

TOTAL NET ASSETS - 100.0%		$354,933,167

Smaller Company Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.8%
Consumer Discretionary - 13.0%
Auto Components - 0.1%
American Axle &
Manufacturing Holdings, Inc. (I)	1,360	$15,490
Amerigon, Inc. (I)	678	9,980
Drew Industries, Inc. (I)	212	5,809
Fuel Systems Solutions, Inc. (I)	525	13,598
Stoneridge, Inc. (I)	484	4,680
Tenneco, Inc. (I)	1,862	71,687

The accompanying notes are an integral part of the financial statements.	213

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Components (continued)
Tower International, Inc. (I)	68	$866

		122,110
Automobiles - 1.1%
Harley-Davidson, Inc.	27,730	1,291,663
Tesla Motors, Inc. (I)(L)	1,610	53,790
Thor Industries, Inc.	1,355	44,132
Winnebago Industries, Inc. (I)	908	8,099

		1,397,684
Distributors - 1.1%
LKQ Corp. (I)	41,490	1,321,871
Pool Corp.	1,469	53,472

		1,375,343
Diversified Consumer Services - 1.3%
American Public Education, Inc. (I)	8,669	339,478
Archipelago Learning, Inc. (I)	297	2,715
Bridgepoint Education, Inc. (I)(L)	634	15,444
Capella Education Company (I)	423	16,412
Coinstar, Inc. (I)	902	52,523
Education Management Corp. (I)	640	11,565
Grand Canyon Education, Inc. (I)	18,785	321,411
K12, Inc. (I)(L)	23,398	504,461
Matthews International Corp., Class A (L)	874	27,111
Sotheby’s	5,127	201,696
Steiner Leisure, Ltd. (I)	447	22,368
Strayer Education, Inc. (L)	241	24,798
Universal Technical Institute, Inc.	338	4,391

		1,544,373
Hotels, Restaurants & Leisure - 1.4%
AFC Enterprises, Inc. (I)	752	12,024
Ameristar Casinos, Inc.	1,005	19,939
Bally Technologies, Inc. (I)	1,338	57,454
Biglari Holdings, Inc. (I)	14	5,747
BJ’s Restaurants, Inc. (I)	770	38,231
Boyd Gaming Corp. (I)	1,132	9,067
Bravo Brio Restaurant Group, Inc. (I)	569	10,970
Buffalo Wild Wings, Inc. (I)	2,522	218,128
Caribou Coffee Company, Inc. (I)(L)	5,452	90,394
CEC Entertainment, Inc.	579	22,095
Choice Hotels International, Inc.	323	12,135
Denny’s Corp. (I)	2,851	11,832
DineEquity, Inc. (I)	471	25,142
Domino’s Pizza, Inc. (I)(L)	6,227	239,490
Gaylord Entertainment Company (I)(L)	1,120	33,331
Interval Leisure Group, Inc. (I)	1,218	16,431
Isle of Capri Casinos, Inc. (I)	350	2,223
Krispy Kreme Doughnuts, Inc. (I)	1,886	15,427
Life Time Fitness, Inc. (I)	1,176	58,177
Marriott Vacations Worldwide Corp. (I)	831	20,717
P.F. Chang’s China Bistro, Inc. (L)	655	25,100
Panera Bread Company, Class A (I)	872	134,794
Papa John’s International, Inc. (I)	602	22,370
Peet’s Coffee & Tea, Inc. (I)(L)	399	25,692
Penn National Gaming, Inc. (I)	2,051	87,270
Pinnacle Entertainment, Inc. (I)	1,915	21,084
Shuffle Master, Inc. (I)	1,669	24,367
Six Flags Entertainment Corp.	1,359	61,508
Sonic Corp. (I)	1,816	15,000
Texas Roadhouse, Inc., Class A	1,919	32,105
The Cheesecake Factory, Inc. (I)	1,626	48,195
Vail Resorts, Inc.	1,112	46,815
WMS Industries, Inc. (I)	12,466	274,626

		1,737,880

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables - 0.4%
Blyth, Inc.	165	$10,527
Ethan Allen Interiors, Inc.	9,440	238,360
Hovnanian Enterprises, Inc., Class A (I)(L)	1,338	3,706
iRobot Corp. (I)	751	19,166
La-Z-Boy, Inc. (I)	13,920	198,917
Libbey, Inc. (I)	619	7,768
Sealy Corp. (I)	1,077	1,852
Universal Electronics, Inc. (I)	453	8,861
Zagg, Inc. (I)(L)	650	6,825

		495,982
Internet & Catalog Retail - 0.5%
Blue Nile, Inc. (I)(L)	418	14,902
HSN, Inc.	1,276	47,416
Orbitz Worldwide, Inc. (I)	748	2,685
Overstock.com, Inc. (I)	516	3,282
Shutterfly, Inc. (I)(L)	14,071	384,983
US Auto Parts Network, Inc. (I)	18,850	91,423
Vitacost.com, Inc. (I)	520	4,228

		548,919
Leisure Equipment & Products - 0.1%
Brunswick Corp.	2,612	62,453
Leapfrog Enterprises, Inc. (I)	1,464	10,292
Smith & Wesson Holding Corp. (I)	1,901	9,942
Steinway Musical Instruments, Inc. (I)	85	2,122
Sturm Ruger & Company, Inc.	587	24,525

		109,334
Media - 0.3%
AMC Networks, Inc. (I)	1,620	73,532
Arbitron, Inc.	841	28,123
Cumulus Media, Inc., Class A (I)	1,579	5,432
Digital Generation, Inc. (I)	771	7,710
John Wiley & Sons, Inc.	1,427	64,786
Knology, Inc. (I)	990	17,652
Lions Gate Entertainment Corp. (I)	2,121	29,015
Live Nation Entertainment, Inc. (I)	2,340	21,809
Martha Stewart Living
Omnimedia, Inc., Class A	898	4,041
Morningstar, Inc.	772	46,220
National CineMedia, Inc.	1,107	17,612
ReachLocal, Inc. (I)	288	2,246
The Madison Square Garden, Inc., Class A (I)	1,724	54,909
Valassis Communications, Inc. (I)(L)	1,381	34,497

		407,584
Multiline Retail - 0.1%
Big Lots, Inc. (I)	2,024	88,752
Gordmans Stores, Inc. (I)	180	2,731
Saks, Inc. (I)(L)	1,208	14,073

		105,556
Specialty Retail - 5.5%
Aaron’s, Inc.	2,175	60,770
Aeropostale, Inc. (I)(L)	2,491	44,763
Americas Car-Mart, Inc. (I)	267	11,911
ANN, Inc. (I)	1,616	38,606
Asbury Automotive Group, Inc. (I)	570	14,780
Ascena Retail Group, Inc. (I)	4,340	167,524
Bebe Stores, Inc.	29,100	260,736
Body Central Corp. (I)	8,414	234,246
Casual Male Retail Group, Inc. (I)	56,819	178,980
Charming Shoppes, Inc. (I)	1,277	7,215
Chico’s FAS, Inc.	94,305	1,415,518
Citi Trends, Inc. (I)	459	4,976

The accompanying notes are an integral part of the financial statements.	214

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
DSW, Inc., Class A	940	$53,016
Express, Inc. (I)	19,151	455,794
Genesco, Inc. (I)	4,374	298,044
GNC Holdings, Inc., Class A	3,169	102,581
hhgregg, Inc. (I)(L)	278	3,178
Hibbett Sports, Inc. (I)(L)	829	40,580
HOT Topic, Inc.	802	7,154
Jos A. Bank Clothiers, Inc. (I)	858	44,178
Kirkland’s, Inc. (I)	483	7,704
Lithia Motors, Inc., Class A (L)	11,164	263,582
Lumber Liquidators Holdings, Inc. (I)(L)	771	16,877
Monro Muffler Brake, Inc. (L)	930	42,659
New York & Company, Inc. (I)	902	2,354
Orchard Supply Hardware Stores Corp. (I)	21	566
Penske Automotive Group, Inc. (L)	486	11,703
PEP Boys - Manny, Moe & Jack	813	12,228
Pier 1 Imports, Inc. (I)	18,865	323,912
Rent-A-Center, Inc.	8,400	297,528
Rue21, Inc. (I)(L)	28,390	757,445
Sally Beauty Holdings, Inc. (I)(L)	4,314	102,673
Select Comfort Corp. (I)	9,880	292,349
Signet Jewelers, Ltd.	2,683	125,833
Talbots, Inc. (I)(L)	1,408	4,168
The Buckle, Inc. (L)	6,237	280,166
The Children’s Place Retail Stores, Inc. (I)(L)	390	19,793
The Finish Line, Inc., Class A	12,320	283,237
The Wet Seal, Inc., Class A (I)	2,806	9,821
Vitamin Shoppe, Inc. (I)	9,544	404,952
Zumiez, Inc. (I)	671	21,083

		6,725,183
Textiles, Apparel & Luxury Goods - 1.1%
Carter’s, Inc. (I)	1,809	87,863
Crocs, Inc. (I)	2,786	54,745
G-III Apparel Group, Ltd. (I)	521	12,983
Hanesbrands, Inc. (I)	1,950	56,024
Iconix Brand Group, Inc. (I)	18,486	335,706
K-Swiss, Inc., Class A (I)	276	919
Liz Claiborne, Inc. (I)(L)	2,919	28,548
Maidenform Brands, Inc. (I)	11,032	231,672
Steven Madden, Ltd. (I)	10,728	463,235
The Warnaco Group, Inc. (I)	1,250	73,388
True Religion Apparel, Inc. (I)	749	19,751
Vera Bradley, Inc. (I)(L)	563	20,662

		1,385,496

		15,955,444
Consumer Staples - 1.7%
Beverages - 0.0%
Boston Beer Company, Inc. (I)	266	25,142
Coca-Cola Bottling Company Consolidated	99	6,380
National Beverage Corp. (I)	353	5,652
Primo Water Corp. (I)	359	955

		38,129
Food & Staples Retailing - 0.4%
Casey’s General Stores, Inc.	1,175	60,195
Pricesmart, Inc.	554	35,805
Rite Aid Corp. (I)	20,802	32,035
Ruddick Corp.	5,590	228,966
Susser Holdings Corp. (I)	120	3,041
The Fresh Market, Inc. (I)	889	40,023
United Natural Foods, Inc. (I)	1,430	65,094

		465,159

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products - 0.7%
Cal-Maine Foods, Inc.	431	$16,594
Calavo Growers, Inc.	364	10,010
Darling International, Inc. (I)	3,613	57,772
Diamond Foods, Inc. (L)	681	16,290
J&J Snack Foods Corp.	462	23,179
Pilgrim’s Pride Corp. (I)	1,998	12,527
Sanderson Farms, Inc. (L)	6,685	328,902
Smart Balance, Inc. (I)	1,822	10,914
The Hain Celestial Group, Inc. (I)(L)	6,989	285,431
Tootsie Roll Industries, Inc. (L)	279	6,487
TreeHouse Foods, Inc. (I)	1,109	63,878

		831,984
Household Products - 0.3%
Spectrum Brands Holdings, Inc. (I)	10,345	294,005
Personal Products - 0.3%
Elizabeth Arden, Inc. (I)	761	28,271
Inter Parfums, Inc.	14,584	246,032
Medifast, Inc. (I)	422	6,849
Nature’s Sunshine Products, Inc. (I)	376	5,546
Nu Skin Enterprises, Inc., Class A (L)	1,727	99,752
Schiff Nutrition International, Inc. (I)	269	3,002
USANA Health Sciences, Inc. (I)	228	8,459

		397,911
Tobacco - 0.0%
Star Scientific, Inc. (I)(L)	1,678	6,293

		2,033,481
Energy - 8.9%
Energy Equipment & Services - 3.0%
Atwood Oceanics, Inc. (I)	1,804	85,798
CARBO Ceramics, Inc. (L)	4,086	374,482
Dawson Geophysical Company (I)	6,986	264,700
Dril-Quip, Inc. (I)	989	69,220
Exterran Holdings, Inc. (I)	661	9,518
Global Geophysical Services, Inc. (I)	373	4,021
Gulfmark Offshore, Inc., Class A (I)	6,187	310,835
Heckmann Corp. (I)(L)	3,062	15,616
Helix Energy Solutions Group, Inc. (I)	15,341	295,161
Hornbeck Offshore Services, Inc. (I)	994	40,506
ION Geophysical Corp. (I)(L)	1,916	13,719
Key Energy Services, Inc. (I)	15,566	265,556
Lufkin Industries, Inc.	940	74,862
Matrix Service Company (I)	798	10,566
McDermott International, Inc. (I)	82,080	1,071,965
North American Energy Partners, Inc. (I)	21,973	128,103
Oil States International, Inc. (I)	553	44,915
OYO Geospace Corp. (I)	4,719	519,326
Pioneer Drilling Company (I)	1,805	17,978
RigNet, Inc. (I)	194	3,298
RPC, Inc. (L)	1,372	21,966
Tesco Corp. (I)	1,001	15,335

		3,657,446
Oil, Gas & Consumable Fuels - 5.9%
Abraxas Petroleum Corp. (I)	2,699	10,850
Amyris, Inc. (I)	652	3,508
Approach Resources, Inc. (I)	801	27,683
ATP Oil & Gas Corp. (I)(L)	1,433	11,464
Berry Petroleum Company, Class A (L)	1,437	77,541
Bill Barrett Corp. (I)	736	21,513
BPZ Resources, Inc. (I)(L)	2,877	9,235
Carrizo Oil & Gas, Inc. (I)(L)	38,975	1,097,926
Cheniere Energy, Inc. (I)(L)	3,722	55,979

The accompanying notes are an integral part of the financial statements.	215

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Clayton Williams Energy, Inc. (I)	244	$21,557
Clean Energy Fuels Corp. (I)(L)	1,520	28,561
Cloud Peak Energy, Inc. (I)	1,882	33,349
Comstock Resources, Inc. (I)(L)	1,397	22,394
Contango Oil & Gas Company (I)	381	24,224
Crosstex Energy, Inc.	851	11,684
CVR Energy, Inc. (I)	1,737	47,264
Enbridge Energy Management LLC (I)	352	11,887
Endeavour International Corp. (I)	1,045	12,091
Energy XXI Bermuda, Ltd. (I)	8,971	335,785
FX Energy, Inc. (I)	1,625	10,286
Gastar Exploration, Ltd. (I)	1,793	5,146
GeoResources, Inc. (I)	11,858	379,930
Gevo Inc. (I)	252	2,523
Goodrich Petroleum Corp. (I)	835	13,302
Gran Tierra Energy, Inc. (I)	8,567	49,946
Gulfport Energy Corp. (I)	10,080	338,890
Harvest Natural Resources, Inc. (I)	366	2,423
Houston American Energy Corp. (I)	586	6,352
Hyperdynamics Corp. (I)(L)	4,639	6,309
InterOil Corp. (I)(L)	29,220	1,756,122
Kodiak Oil & Gas Corp. (I)(L)	36,907	357,629
Magnum Hunter Resources Corp. (I)(L)	3,578	24,760
McMoRan Exploration Company (I)(L)	1,493	20,902
Northern Oil and Gas, Inc. (I)(L)	1,754	41,587
Oasis Petroleum, Inc. (I)	1,569	50,318
Patriot Coal Corp. (I)	2,821	20,396
Petroleum Development Corp. (I)	728	23,689
Petroquest Energy, Inc. (I)(L)	1,779	10,852
Quicksilver Resources, Inc. (I)	2,908	16,110
Rentech, Inc. (I)	6,887	12,259
Resolute Energy Corp. (I)	1,412	15,758
Rex Energy Corp. (I)(L)	127,884	1,470,666
Rosetta Resources, Inc. (I)	6,948	354,626
Solazyme, Inc. (I)	920	12,678
Swift Energy Company (I)	10,539	316,486
Transatlantic Petroleum, Ltd. (I)	5,689	7,509
Triangle Petroleum Corp. (I)	1,332	9,550
Uranium Energy Corp. (I)(L)	2,205	8,269
Venoco, Inc. (I)	955	10,410
Western Refining, Inc.	1,093	19,838
World Fuel Services Corp. (L)	1,097	45,701

		7,285,717

		10,943,163
Financials - 7.1%
Capital Markets - 1.4%
Duff & Phelps Corp.	542	7,458
Epoch Holding Corp.	433	10,803
Evercore Partners, Inc., Class A	380	10,332
Financial Engines, Inc. (I)	1,051	24,226
GAMCO Investors, Inc., Class A	76	3,504
Gleacher & Company, Inc. (I)	858	1,304
HFF, Inc. (I)	998	14,381
ICG Group, Inc. (I)	1,152	9,988
INTL FCStone, Inc. (I)	479	10,849
KBW, Inc.	11,272	186,326
Ladenburg Thalmann
Financial Services, Inc. (I)	3,444	6,991
Pzena Investment Management, Inc., Class A	319	1,640
Raymond James Financial, Inc.	24,900	880,713
Safeguard Scientifics, Inc. (I)	641	10,839
Virtus Investment Partners, Inc. (I)	181	14,397
Walter Investment Management Corp.	16,554	337,371

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Wisdomtree Investments, Inc. (I)	27,670	$195,904

		1,727,026
Commercial Banks - 1.1%
Boston Private Financial Holdings, Inc. (L)	22,680	216,140
CapitalSource, Inc.	8,055	54,371
Cardinal Financial Corp.	855	9,191
First Citizens BancShares, Inc.	751	132,289
First Connecticut Bancorp, Inc.	560	7,224
Investors Bancorp, Inc. (I)	1,544	22,434
Pinnacle Financial Partners, Inc. (I)	505	8,363
SCBT Financial Corp.	149	4,615
Signature Bank (I)	1,424	84,529
SVB Financial Group (I)(L)	7,268	430,847
Texas Capital Bancshares, Inc. (I)(L)	4,835	163,858
Umpqua Holdings Corp.	11,577	142,629
Webster Financial Corp.	1,147	25,096

		1,301,586
Consumer Finance - 1.0%
Cash America International, Inc. (L)	316	14,656
Credit Acceptance Corp. (I)	317	30,514
DFC Global Corp. (I)	14,455	258,889
EZCORP, Inc., Class A (I)	9,793	308,480
First Cash Financial Services, Inc. (I)	8,745	369,564
Green Dot Corp., Class A (I)	660	21,074
Netspend Holdings, Inc. (I)	878	7,560
The First Marblehead Corp. (I)	1,945	2,373
World Acceptance Corp. (I)	2,447	155,433

		1,168,543
Diversified Financial Services - 1.4%
Encore Capital Group, Inc. (I)	680	15,150
MarketAxess Holdings, Inc.	822	27,225
Moody’s Corp. (L)	42,180	1,628,570
NewStar Financial, Inc. (I)	759	7,484
Portfolio Recovery Associates, Inc. (I)	528	36,817

		1,715,246
Insurance - 1.6%
Amtrust Financial Services, Inc. (L)	417	11,263
Baldwin & Lyons, Inc., Class B	81	1,704
Citizens, Inc., Class A (I)	1,208	12,901
Crawford & Company, Class B	357	1,571
eHealth, Inc. (I)	400	6,012
Endurance Specialty Holdings, Ltd.	6,240	239,990
Enstar Group, Ltd. (I)	97	9,407
Greenlight Capital Re, Ltd., Class A (I)	606	14,271
HCC Insurance Holdings, Inc.	28,300	864,282
Hilltop Holdings, Inc. (I)	464	3,823
Maiden Holdings, Ltd.	23,780	205,697
MBIA, Inc. (I)	1,560	16,817
Montpelier Re Holdings, Ltd.	667	11,506
Platinum Underwriters Holdings, Ltd.	10,190	362,356
ProAssurance Corp.	2,370	207,991
Tower Group, Inc.	404	9,312

		1,978,903
Real Estate Investment Trusts - 0.4%
Alexander’s, Inc.	63	23,905
Apartment Investment & Management
Company, Class A	1,866	46,351
Coresite Realty Corp.	612	13,066
DCT Industrial Trust, Inc. (L)	3,799	21,502
DuPont Fabros Technology, Inc. (L)	1,934	44,289
Education Realty Trust, Inc.	1,416	14,556

The accompanying notes are an integral part of the financial statements.	216

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Equity Lifestyle Properties, Inc.	418	$27,801
Extra Space Storage, Inc.	2,766	72,939
FelCor Lodging Trust, Inc. (I)	1,855	7,123
First Industrial Realty Trust, Inc. (I)	891	10,532
Hudson Pacific Properties, Inc.	310	4,740
Pebblebrook Hotel Trust	1,020	21,859
PS Business Parks, Inc.	597	37,265
Retail Opportunity Investments Corp.	779	9,060
RLJ Lodging Trust	1,033	18,098
Saul Centers, Inc.	137	5,187
Tanger Factory Outlet Centers, Inc.	1,738	50,889
Taubman Centers, Inc.	1,788	123,497

		552,659
Real Estate Management & Development - 0.2%
Altisource Portfolio Solutions SA (I)	3,137	202,148
Forest City Enterprises, Inc., Class A (I)(L)	2,711	39,635
Kennedy-Wilson Holdings, Inc.	943	12,749
Tejon Ranch Company (I)(L)	462	13,500
The St. Joe Company (I)(L)	748	12,050

		280,082
Thrifts & Mortgage Finance - 0.0%
Beneficial Mutual Bancorp, Inc. (I)	1,126	10,213
Doral Financial Corp. (I)	10	14
MGIC Investment Corp. (I)	1,969	8,880
Radian Group, Inc.	3	11

		19,118

		8,743,163
Health Care - 15.8%
Biotechnology - 4.0%
Achillion Pharmaceuticals, Inc. (I)	1,398	14,679
Acorda Therapeutics, Inc. (I)	1,223	31,994
Aegerion Pharmaceuticals, Inc. (I)	366	6,123
Alkermes PLC (I)	2,998	52,795
Allos Therapeutics, Inc. (I)	1,654	2,464
Alnylam Pharmaceuticals, Inc. (I)	914	12,193
AMAG Pharmaceuticals, Inc. (I)	657	10,387
Amylin Pharmaceuticals, Inc. (I)	4,063	69,437
Ardea Biosciences, Inc. (I)	819	17,461
Arena Pharmaceuticals, Inc. (I)	2,923	5,203
Ariad Pharmaceuticals, Inc. (I)(L)	4,762	68,287
Arqule, Inc. (I)	1,576	11,190
Astex Pharmaceuticals (I)	97,766	178,912
AVEO Pharmaceuticals, Inc. (I)	932	12,153
BioMarin Pharmaceutical, Inc. (I)(L)	3,524	125,983
BioMimetic Therapeutics, Inc. (I)	306	636
Biotime, Inc. (I)(L)	757	3,777
Cell Therapeutics, Inc. (I)(L)	5,746	7,355
Cepheid, Inc. (I)(L)	1,976	79,811
Codexis, Inc. (I)	610	2,403
Cubist Pharmaceuticals, Inc. (I)	1,900	81,434
Dendreon Corp. (I)(L)	95,298	1,073,055
Dyax Corp. (I)	2,863	4,266
Dynavax Technologies Corp. (I)	4,152	17,438
Emergent Biosolutions, Inc. (I)	396	6,047
Exact Sciences Corp. (I)	1,727	16,217
Exelixis, Inc. (I)	4,522	25,685
Genomic Health, Inc. (I)	455	13,277
Geron Corp. (I)	2,052	4,104
Halozyme Therapeutics, Inc. (I)	2,897	33,344
Idenix Pharmaceuticals, Inc. (I)	1,376	16,196
Immunogen, Inc. (I)	1,532	21,096
Immunomedics, Inc. (I)	2,239	7,971

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Incyte Corp. (I)(L)	3,508	$59,496
InterMune, Inc. (I)	1,718	23,056
Ironwood Pharmaceuticals, Inc. (I)	2,095	28,052
Isis Pharmaceuticals, Inc. (I)	2,921	26,610
Lexicon Pharmaceuticals, Inc. (I)	2,863	4,867
Ligand Pharmaceuticals, Inc., Class B (I)	554	8,133
Mannkind Corp. (I)(L)	3,505	8,202
Medivation, Inc. (I)	1,024	67,082
Metabolix, Inc. (I)	608	1,672
Micromet, Inc. (I)	1,476	16,221
Momenta Pharmaceuticals, Inc. (I)	1,344	19,703
Myriad Genetics, Inc. (I)	20,114	486,759
Nabi Biopharmaceuticals (I)	871	1,629
Neurocrine Biosciences, Inc. (I)	1,995	15,701
Novavax, Inc. (I)(L)	2,143	2,722
NPS Pharmaceuticals, Inc. (I)	2,655	18,107
Onyx Pharmaceuticals, Inc. (I)	9,543	365,688
Opko Health, Inc. (I)(L)	4,475	22,107
Orexigen Therapeutics, Inc. (I)	1,064	4,171
Osiris Therapeutics, Inc. (I)	533	2,782
Pharmacyclics, Inc. (I)	1,696	42,722
Progenics Pharmaceuticals, Inc. (I)	655	6,386
PROLOR Biotech, Inc. (I)	1,115	6,434
Protalix BioTherapeutics, Inc. (I)	1,944	10,381
Raptor Pharmaceutical Corp. (I)(L)	1,379	9,625
Rigel Pharmaceuticals, Inc. (I)	2,198	21,980
Sangamo Biosciences, Inc. (I)	1,531	8,068
Savient Pharmaceuticals, Inc. (I)(L)	1,451	2,917
Seattle Genetics, Inc. (I)(L)	21,366	394,416
SIGA Technologies, Inc. (I)	807	2,300
Spectrum Pharmaceuticals, Inc. (I)	11,831	167,882
Targacept, Inc. (I)	857	5,845
Theravance, Inc. (I)	2,495	46,657
Trius Therapeutics, Inc. (I)	683	3,456
United Therapeutics Corp. (I)	20,725	989,204
ZIOPHARM Oncology, Inc. (I)	2,056	10,095

		4,944,501
Health Care Equipment & Supplies - 3.9%
Abaxis, Inc. (I)	667	17,716
ABIOMED, Inc. (I)(L)	1,011	21,110
Accuray, Inc. (I)	1,976	13,397
Align Technology, Inc. (I)	1,939	49,658
Antares Pharma, Inc. (I)	2,906	7,323
Arthrocare Corp. (I)	2,784	72,662
Atrion Corp.	226	46,556
Cantel Medical Corp.	704	14,214
Conceptus, Inc. (I)	914	12,312
CONMED Corp.	33,420	997,253
Cyberonics, Inc. (I)(L)	767	28,555
DexCom, Inc. (I)	2,082	22,465
Endologix, Inc. (I)	1,243	16,445
Exactech, Inc. (I)	242	3,845
Greatbatch, Inc. (I)	364	9,009
Haemonetics Corp. (I)	5,639	377,982
HeartWare International, Inc. (I)(L)	303	22,198
Hill-Rom Holdings, Inc.	667	22,658
ICU Medical, Inc. (I)	6,403	293,770
Insulet Corp. (I)(L)	1,388	27,371
Integra LifeSciences Holdings Corp. (I)(L)	7,235	228,626
Invacare Corp.	458	7,562
Kensey Nash Corp.	257	5,803
MAKO Surgical Corp. (I)(L)	900	35,190
Masimo Corp. (I)(L)	1,665	36,297
Meridian Bioscience, Inc.	448	8,073

The accompanying notes are an integral part of the financial statements.	217

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Merit Medical Systems, Inc. (I)	1,224	$15,324
Natus Medical, Inc. (I)	322	3,371
Navidea Biopharmaceuticals, Inc. (I)(L)	2,655	7,965
Neogen Corp. (I)(L)	685	23,770
NuVasive, Inc. (I)	1,303	20,444
NxStage Medical, Inc. (I)	1,362	27,240
OraSure Technologies, Inc. (I)	1,381	13,851
Orthofix International NV (I)	567	22,232
Palomar Medical Technologies, Inc. (I)	206	2,274
Quidel Corp. (I)	921	13,060
RTI Biologics, Inc. (I)	1,651	6,109
Sirona Dental Systems, Inc. (I)	1,721	85,878
STAAR Surgical Company (I)(L)	1,111	11,588
SurModics, Inc. (I)	188	2,670
Symmetry Medical, Inc. (I)	1,133	8,203
The Cooper Companies, Inc.	20,813	1,654,217
Thoratec Corp. (I)	8,896	306,912
Tornier BV (I)	424	9,964
Unilife Corp. (L)	2,149	7,973
Volcano Corp.	1,623	45,493
West Pharmaceutical Services, Inc. (L)	1,039	43,222
Zoll Medical Corp.	683	49,961

		4,779,771
Health Care Providers & Services - 2.3%
Accretive Health, Inc.	1,061	27,575
Air Methods Corp. (L)	353	31,851
AMERIGROUP Corp.	1,476	100,265
Bio-Reference Labs, Inc.	775	15,609
BioScrip, Inc.	1,330	8,432
Brookdale Senior Living, Inc.	3,172	59,126
Catalyst Health Solutions, Inc.	24,389	1,512,606
Centene Corp.	6,324	308,611
Chemed Corp. (L)	613	37,896
Corvel Corp.	214	9,703
Emeritus Corp.	889	16,411
ExamWorks Group, Inc.	943	9,732
Hanger Orthopedic Group, Inc.	934	19,324
HealthSouth Corp.	2,940	59,858
HMS Holdings Corp.	2,625	84,578
IPC The Hospitalist Company, Inc.	507	18,440
Landauer, Inc.	100	5,364
LHC Group, Inc.	249	4,238
Mednax, Inc.	1,509	112,255
Metropolitan Health Networks, Inc.	17,560	146,802
Molina Healthcare, Inc. (L)	299	10,154
MWI Veterinary Supply, Inc. (L)	373	32,291
PSS World Medical, Inc. (L)	1,625	39,374
Sunrise Senior Living, Inc. (L)	1,599	12,376
Team Health Holdings, Inc.	910	19,738
Tenet Healthcare Corp.	13,406	75,744
Universal American Corp.	379	4,298
VCA Antech, Inc. (L)	2,541	55,877

		2,838,528
Health Care Technology - 1.1%
athenahealth, Inc. (L)	1,036	73,214
Computer Programs & Systems, Inc.	4,444	270,373
Epocrates, Inc.	491	4,566
HealthStream, Inc.	10,333	211,103
MedAssets, Inc.	15,050	214,914
Medidata Solutions, Inc.	650	12,961
Merge Healthcare, Inc.	1,675	10,938
Omnicell, Inc.	19,694	293,834
Quality Systems, Inc.	1,272	54,531

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Technology (continued)
Transcend Services, Inc.	6,742	$144,953

		1,291,387
Life Sciences Tools & Services - 1.7%
Affymetrix, Inc.	2,078	8,665
Bruker Corp.	16,383	262,619
Complete Genomics, Inc.	480	1,786
Enzo Biochem, Inc.	1,098	2,833
eResearch Technology, Inc.	1,533	9,781
Fluidigm Corp.	501	7,224
ICON PLC, ADR	18,849	399,222
Illumina, Inc. (L)	19,700	1,009,625
Luminex Corp.	1,169	26,267
Pacific Biosciences of California, Inc. (L)	1,085	4,524
PAREXEL International Corp.	10,763	263,478
Sequenom, Inc. (L)	3,462	14,956
Techne Corp.	1,084	77,604

		2,088,584
Pharmaceuticals - 2.8%
Akorn, Inc. (L)	30,392	380,812
Alimera Sciences, Inc.	228	857
Ampio Pharmaceuticals, Inc. (L)	458	1,768
Auxilium Pharmaceuticals, Inc.	1,485	29,344
AVANIR Pharmaceuticals, Class A	3,464	9,561
Cadence Pharmaceuticals, Inc. (L)	1,812	6,795
Cardiome Pharma Corp.	29,974	66,842
Depomed, Inc.	30,639	192,719
Durect Corp.	2,164	1,601
Endocyte, Inc.	740	2,627
Forest Laboratories, Inc.	446	424
Hi-Tech Pharmacal Company, Inc.	295	11,776
Impax Laboratories, Inc. (L)	19,568	456,913
Jazz Pharmaceuticals PLC	8,406	441,063
MAP Pharmaceuticals, Inc.	613	9,839
Medicis Pharmaceutical Corp., Class A	1,948	68,063
Nektar Therapeutics	2,295	16,455
Obagi Medical Products, Inc.	564	6,401
Optimer Pharmaceuticals, Inc. (L)	1,366	17,471
Pain Therapeutics, Inc.	617	2,264
Par Pharmaceutical Companies, Inc. (L)	1,127	41,823
Pozen, Inc.	802	3,497
Questcor Pharmaceuticals, Inc. (L)	1,839	71,537
Sagent Pharmaceuticals, Inc.	306	6,637
Salix Pharmaceuticals, Ltd. (L)	7,905	389,875
The Medicines Company	1,673	35,852
Viropharma, Inc. (L)	1,415	45,365
Vivus, Inc. (L)	1,783	40,118
Watson Pharmaceuticals, Inc.	19,080	1,112,746
XenoPort, Inc.	462	1,848

		3,472,893

		19,415,664
Industrials - 18.1%
Aerospace & Defense - 2.7%
Aerovironment, Inc.	520	14,810
American Science & Engineering, Inc.	275	19,993
Astronics Corp.	268	8,959
BE Aerospace, Inc.	34,620	1,586,981
Cubic Corp.	495	23,661
Curtiss-Wright Corp.	8,800	326,920
DigitalGlobe, Inc.	17,682	271,949
Exelis, Inc.	5,413	56,891
GenCorp, Inc.	1,390	8,340
GeoEye, Inc.	616	12,486

The accompanying notes are an integral part of the financial statements.	218

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
HEICO Corp.	336	$18,372
HEICO Corp., Class A	733	29,232
Hexcel Corp. (L)	16,048	405,533
Moog, Inc., Class A	1,208	53,043
National Presto Industries, Inc.	148	12,815
Orbital Sciences Corp., Class A	1,812	25,459
Taser International, Inc.	1,709	6,887
Teledyne Technologies, Inc.	705	42,018
The KEYW Holding Corp.	414	2,939
Triumph Group, Inc. (L)	6,963	444,239

		3,371,527
Air Freight & Logistics - 2.4%
Atlas Air Worldwide Holdings, Inc.	6,726	286,662
Forward Air Corp.	881	29,663
HUB Group, Inc., Class A	44,750	1,594,443
Pacer International, Inc.	1,064	5,873
UTi Worldwide, Inc.	63,222	1,020,403

		2,937,044
Airlines - 0.2%
Allegiant Travel Company	3,801	189,974
Spirit Airlines, Inc.	1,455	28,416

		218,390
Building Products - 0.4%
AAON, Inc. (L)	571	10,592
Ameresco, Inc., Class A	472	6,650
AO Smith Corp.	8,317	375,596
Armstrong World Industries, Inc. (L)	631	32,320
Fortune Brands Home & Security, Inc.	4,322	83,587
Simpson Manufacturing Company, Inc.	416	12,405
Trex Company, Inc.	410	11,041
USG Corp. (L)	1,138	16,217

		548,408
Commercial Services & Supplies - 1.0%
American Reprographics Company	353	1,864
Cenveo, Inc.	1,728	6,739
Clean Harbors, Inc.	1,474	98,994
Consolidated Graphics, Inc.	7,230	337,569
Corrections Corp. of America	15,212	381,213
EnerNOC, Inc.	607	4,777
Healthcare Services Group, Inc.	1,957	38,122
Herman Miller, Inc.	1,707	35,847
InnerWorkings, Inc.	936	10,670
Interface, Inc., Class A	905	11,086
KAR Auction Services, Inc.	1,262	20,280
Knoll, Inc.	1,473	22,714
Mobile Mini, Inc. (L)	1,180	25,488
Multi-Color Corp.	376	8,223
Rollins, Inc.	1,806	36,590
Standard Parking Corp.	480	8,664
Swisher Hygiene, Inc. (L)	1,203	3,549
SYKES Enterprises, Inc.	1,238	17,060
Team, Inc.	572	17,503
Tetra Tech, Inc. (L)	1,930	47,401
Unifirst Corp.	463	27,817
United Stationers, Inc.	1,252	36,358

		1,198,528
Construction & Engineering - 2.5%
Chicago Bridge & Iron Company NV	31,290	1,455,611
Dycom Industries, Inc.	675	14,364
Furmanite Corp.	1,097	8,008
MasTec, Inc.	74,569	1,311,669

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
MYR Group, Inc.	12,879	$257,966
Pike Electric Corp.	598	5,340
The Shaw Group, Inc.	2,011	58,198

		3,111,156
Electrical Equipment - 2.2%
A123 Systems, Inc. (L)	2,870	5,166
Acuity Brands, Inc.	649	40,361
American Superconductor Corp. (L)	962	4,310
AZZ, Inc.	138	6,928
Belden, Inc.	42,660	1,683,790
Capstone Turbine Corp. (L)	8,056	8,942
Ener1, Inc.	23	0
EnerSys, Inc. (L)	7,270	244,127
Franklin Electric Company, Inc.	609	30,456
General Cable Corp.	5,029	155,748
Global Power Equipment Group, Inc.	504	12,222
GrafTech International, Ltd.	1,257	15,976
II-VI, Inc.	12,265	286,878
Polypore International, Inc. (L)	1,076	44,245
Powell Industries, Inc.	292	9,575
Thermon Group Holdings, Inc.	370	7,452
Thomas & Betts Corp.	1,526	110,223
Vicor Corp.	644	5,229

		2,671,628
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	530	33,417
Seaboard Corp.	11	21,044
Standex International Corp.	390	14,902

		69,363
Machinery - 2.7%
Actuant Corp., Class A	4,554	128,286
Altra Holdings, Inc.	827	16,118
American Railcar Industries, Inc.	165	4,868
Astec Industries, Inc.	595	22,580
Barnes Group, Inc.	1,436	39,777
Blount International, Inc.	1,504	25,794
Chart Industries, Inc. (L)	6,073	415,332
CLARCOR, Inc.	958	48,350
Colfax Corp.	1,438	48,921
Commercial Vehicle Group, Inc.	397	4,800
Dynamic Materials Corp.	414	9,236
Energy Recovery, Inc.	1,178	2,533
EnPro Industries, Inc. (L)	9,777	369,668
ESCO Technologies, Inc.	823	29,455
Graco, Inc.	1,842	94,274
Greenbrier Companies, Inc.	391	9,884
IDEX Corp.	2,576	107,677
John Bean Technologies Corp.	883	15,249
Kennametal, Inc.	1,226	56,482
Lincoln Electric Holdings, Inc.	2,457	113,489
Lindsay Corp.	391	25,646
Meritor, Inc.	2,775	20,563
Middleby Corp.	548	53,562
Navistar International Corp.	11,280	471,278
Nordson Corp.	1,778	97,737
Oshkosh Corp.	1,835	42,774
PMFG, Inc.	499	8,189
RBC Bearings, Inc.	681	30,992
Robbins & Myers, Inc.	638	31,141
Sauer-Danfoss, Inc.	374	20,248
Sun Hydraulics, Inc.	633	20,800
Tennant Company	522	21,423
The Gorman-Rupp Company	582	16,802

The accompanying notes are an integral part of the financial statements.	219

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
The Toro Company	946	$64,082
Titan International, Inc. (L)	1,238	30,504
TriMas Corp.	14,995	363,329
Twin Disc, Inc. (L)	265	8,469
Valmont Industries, Inc.	347	38,541
Wabash National Corp.	16,074	169,741
WABCO Holdings, Inc.	709	42,178
Wabtec Corp.	1,481	110,675
Woodward, Inc.	1,807	79,092

		3,330,539
Marine - 0.1%
Eagle Bulk Shipping, Inc. (L)	649	1,038
Kirby Corp. (L)	1,547	106,155

		107,193
Professional Services - 1.4%
Acacia Research	1,324	52,298
CBIZ, Inc.	663	4,310
CoStar Group, Inc. (L)	782	46,904
Exponent, Inc.	407	19,626
FTI Consulting, Inc. (L)	8,892	356,302
Hill International, Inc.	768	4,116
Huron Consulting Group, Inc.	10,230	390,581
ICF International, Inc.	610	15,817
Insperity, Inc.	719	21,663
Kforce, Inc.	992	13,987
Korn/Ferry International	736	11,754
Mistras Group, Inc.	13,324	298,458
On Assignment, Inc.	744	10,327
Pendrell Corp.	4,556	11,026
Resources Connection, Inc.	1,355	17,710
RPX Corp.	381	6,420
The Advisory Board Company	505	40,875
The Corporate Executive Board Company	4,504	186,646
The Dolan Company	7,742	69,523
TrueBlue, Inc.	9,008	149,172

		1,727,515
Road & Rail - 1.0%
AMERCO, Inc.	85	8,852
Avis Budget Group, Inc.	3,242	41,822
Celadon Group, Inc.	659	9,727
Dollar Thrifty Automotive Group, Inc.	896	68,015
Genesee & Wyoming, Inc., Class A	1,238	73,562
Heartland Express, Inc.	1,616	23,384
Knight Transportation, Inc. (L)	1,838	31,485
Landstar System, Inc.	5,818	314,521
Marten Transport, Ltd.	8,646	180,442
Old Dominion Freight Line, Inc.	8,512	370,357
Patriot Transportation Holding, Inc.	56	1,260
RailAmerica, Inc.	462	9,517
Roadrunner Transportation Systems, Inc.	429	7,658
Swift Transporation Company	2,450	28,714
Zipcar, Inc.	356	4,632

		1,173,948
Trading Companies & Distributors - 1.4%
Air Lease Corp. (L)	2,137	52,549
Applied Industrial Technologies, Inc.	1,166	46,838
Beacon Roofing Supply, Inc.	11,363	267,940
DXP Enterprises, Inc.	811	30,007
H&E Equipment Services, Inc.	866	14,973
Kaman Corp., Class A	237	8,174
RSC Holdings, Inc.	1,762	39,240
Rush Enterprises, Inc., Class A	11,104	264,497

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
Titan Machinery, Inc.	512	$13,409
United Rentals, Inc. (L)	1,934	80,609
Watsco, Inc. (L)	512	36,552
WESCO International, Inc. (L)	13,600	855,304

		1,710,092

		22,175,331
Information Technology - 25.8%
Communications Equipment - 1.7%
ADTRAN, Inc.	3,251	114,598
Anaren, Inc.	161	2,824
Aruba Networks, Inc. (L)	2,477	53,478
Calix, Inc.	730	6,599
Ciena Corp. (L)	2,990	44,611
Digi International, Inc.	794	8,925
Emulex Corp.	12,210	127,717
Extreme Networks, Inc.	2,596	9,579
Finisar Corp. (L)	20,212	410,101
Globecomm Systems, Inc.	637	9,230
Infinera Corp. (L)	3,131	24,923
InterDigital, Inc. (L)	5,544	209,840
Ixia	1,183	16,349
JDS Uniphase Corp.	7,196	93,836
Loral Space & Communications, Inc.	295	21,016
Meru Networks, Inc. (L)	305	1,440
Netgear, Inc.	753	28,290
Oclaro, Inc.	1,582	6,834
Plantronics, Inc.	1,343	50,094
Powerwave Technologies, Inc. (L)	595	845
Procera Networks, Inc.	8,610	167,551
RADWARE, Ltd., ADR	7,860	261,659
ShoreTel, Inc.	978	5,252
Sonus Networks, Inc. (L)	97,074	283,456
Sycamore Networks, Inc.	339	6,261
ViaSat, Inc. (L)	1,238	57,109

		2,022,417
Computers & Peripherals - 1.2%
3D Systems Corp.	1,326	29,702
Cray, Inc.	1,019	8,121
Fusion-io, Inc. (L)	1,331	36,336
Intevac, Inc.	363	2,868
NetApp, Inc. (L)	28,900	1,242,700
Novatel Wireless, Inc.	325	1,115
OCZ Technology Group, Inc. (L)	1,927	16,553
QLogic Corp.	3,106	53,392
Quantum Corp.	6,850	18,016
Silicon Graphics International Corp.	880	8,527
STEC, Inc.	1,207	11,696
Stratasys, Inc. (L)	621	22,878
Super Micro Computer, Inc. (L)	874	14,456
Synaptics, Inc.	993	36,493

		1,502,853
Electronic Equipment, Instruments & Components - 2.5%
Agilysys, Inc.	462	3,719
Anixter International, Inc.	865	60,152
Badger Meter, Inc.	442	14,219
Brightpoint, Inc.	85,630	753,544
Cognex Corp.	617	26,309
Daktronics, Inc.	384	3,456
DTS, Inc.	519	14,574
Echelon Corp.	964	4,743
Fabrinet	584	10,436
FARO Technologies, Inc.	513	28,451

The accompanying notes are an integral part of the financial statements.	220

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
FEI Company	1,160	$51,643
Insight Enterprises, Inc.	51,510	1,076,559
IPG Photonics Corp. (L)	880	46,314
Maxwell Technologies, Inc.	11,098	201,873
Measurement Specialties, Inc.	443	14,406
Mercury Computer Systems, Inc.	944	13,565
Multi-Fineline Electronix, Inc.	301	7,934
National Instruments Corp.	2,974	79,108
Newport Corp.	7,735	129,329
OSI Systems, Inc.	6,435	379,665
Power-One, Inc.	1,989	8,632
Pulse Electronics Corp.	1,227	3,779
RealD, Inc. (L)	1,176	13,877
Rofin-Sinar Technologies, Inc.	879	20,621
Rogers Corp.	177	6,565
Scansource, Inc.	839	31,043
Universal Display Corp. (L)	1,278	52,794
Viasystems Group, Inc.	96	1,778
X-Rite, Inc.	1,301	5,894

		3,064,982
Internet Software & Services - 5.0%
Active Network, Inc.	426	6,816
Ancestry.com, Inc. (L)	880	20,046
AOL, Inc. (L)	3,004	53,952
Bankrate, Inc.	1,234	29,419
comScore, Inc.	814	17,900
Constant Contact, Inc.	34,602	1,046,364
Cornerstone Ondemand, Inc.	747	15,493
DealerTrack Holdings, Inc.	13,690	381,267
Demand Media, Inc.	923	6,332
Dice Holdings, Inc.	1,446	12,840
Digital River, Inc.	1,151	20,315
Envestnet, Inc.	320	3,984
Equinix, Inc. (L)	13,250	1,857,385
Internap Network Services Corp.	1,537	11,497
IntraLinks Holdings, Inc.	752	4,422
j2 Global Communications, Inc.	1,463	43,261
Keynote Systems, Inc.	453	9,010
KIT Digital, Inc. (L)	1,280	12,941
Limelight Networks, Inc. (L)	1,998	7,512
Liquidity Services, Inc.	567	24,523
LivePerson, Inc.	31,043	468,128
LogMeIn, Inc.	563	20,752
LoopNet, Inc.	882	16,229
Marchex, Inc., Class B	718	3,080
MercadoLibre, Inc.	885	86,119
Monster Worldwide, Inc. (L)	3,777	26,212
Move, Inc.	612	5,361
NIC, Inc.	13,649	165,016
Open Text Corp.	5,412	330,781
OpenTable, Inc. (L)	513	24,881
Perficient, Inc.	903	10,908
QuinStreet, Inc.	813	8,496
Responsys, Inc.	584	7,049
SciQuest, Inc.	436	6,562
SPS Commerce, Inc.	980	24,353
Stamps.com, Inc.	347	8,970
Travelzoo, Inc.	177	4,496
ValueClick, Inc.	24,251	504,421
VistaPrint NV (L)	12,506	508,744
Vocus, Inc.	586	7,929
WebMD Health Corp.	1,670	41,500
XO Group, Inc.	747	6,753

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Zix Corp.	84,376	$247,222

		6,119,241
IT Services - 3.6%
Acxiom Corp.	2,416	33,921
Alliance Data Systems Corp. (L)	15,050	1,826,468
Cardtronics, Inc.	1,150	30,579
Cass Information Systems, Inc.	272	10,469
CIBER, Inc.	1,040	4,555
CSG Systems International, Inc.	1,044	16,714
DST Systems, Inc.	545	28,885
Echo Global Logistics, Inc.	336	6,250
Euronet Worldwide, Inc.	16,283	314,099
ExlService Holdings, Inc.	673	18,723
FleetCor Technologies, Inc.	878	32,512
Forrester Research, Inc.	489	15,760
Gartner, Inc. (L)	2,636	106,125
Heartland Payment Systems, Inc.	1,218	34,494
Higher One Holdings, Inc. (L)	964	14,171
iGate Corp.	961	16,750
Jack Henry & Associates, Inc.	2,539	85,666
MAXIMUS, Inc.	1,035	43,170
Moneygram International, Inc.	352	6,308
NCI, Inc.	259	1,865
NeuStar, Inc., Class A	2,017	70,696
Sapient Corp.	3,452	43,115
ServiceSource International, Inc.	1,205	20,244
Syntel, Inc.	516	26,419
TeleTech Holdings, Inc.	869	13,270
TNS, Inc.	9,849	180,532
Unisys Corp.	1,204	22,491
VeriFone Systems, Inc. (L)	23,290	1,115,358
Virtusa Corp.	515	8,049
Wright Express Corp.	4,953	306,492

		4,454,150
Office Electronics - 0.1%
Zebra Technologies Corp., Class A	1,604	61,658
Semiconductors & Semiconductor Equipment - 5.7%
Anadigics, Inc.	1,368	3,516
Applied Micro Circuits Corp.	1,877	12,726
ATMI, Inc.	6,992	154,034
Cabot Microelectronics Corp. (L)	708	35,577
Cavium, Inc.	13,488	481,926
Ceva, Inc.	726	17,896
Cirrus Logic, Inc. (L)	1,879	44,307
CSR PLC, ADR	100	1,609
Cymer, Inc.	583	26,806
Cypress Semiconductor Corp.	1,590	27,428
Diodes, Inc.	14,374	357,050
Entropic Communications, Inc.	2,410	14,858
EZchip Semiconductor, Ltd.	9,120	368,630
Fairchild Semiconductor International, Inc.	56,770	828,274
FormFactor, Inc.	520	2,657
GT Advanced Technologies Inc.	3,927	33,615
Hittite Microwave Corp.	871	49,804
Inphi Corp.	599	8,602
Integrated Device Technology, Inc.	4,375	30,231
IXYS Corp.	762	9,091
Kopin Corp.	2,000	7,200
Kulicke & Soffa Industries, Inc.	19,760	222,498
Lattice Semiconductor Corp.	37,528	247,310
LTX-Credence Corp.	26,370	177,998
Magnachip Semiconductor Corp.	541	6,265
MaxLinear, Inc., Class A	556	3,058

The accompanying notes are an integral part of the financial statements.	221

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Mellanox Technologies, Ltd.	8,592	$327,957
Micrel, Inc.	1,618	17,264
Microsemi Corp.	2,681	56,087
MIPS Technologies, Inc.	47,044	270,973
Monolithic Power Systems, Inc.	84,817	1,576,748
Nanometrics, Inc. (L)	604	10,600
Nova Measuring Instruments, Ltd.	31,600	233,208
NVE Corp.	3,946	211,111
Omnivision Technologies, Inc.	644	10,542
Pericom Semiconductor Corp.	243	1,869
PMC-Sierra, Inc.	2,504	17,202
Power Integrations, Inc. (L)	866	32,302
Rambus, Inc.	3,054	21,622
RF Micro Devices, Inc.	8,580	40,927
Rubicon Technology, Inc.	286	2,565
Semtech Corp.	2,046	58,741
Sigma Designs, Inc.	482	2,772
Silicon Image, Inc.	30,403	157,184
Silicon Laboratories, Inc.	1,227	54,970
Standard Microsystems Corp.	709	18,143
STR Holdings, Inc.	446	3,167
SunPower Corp.	437	3,291
Teradyne, Inc. (L)	5,682	93,298
Tessera Technologies, Inc.	1,590	26,712
TriQuint Semiconductor, Inc.	65,301	420,538
Ultratech, Inc.	793	21,578
Veeco Instruments, Inc.	777	21,010
Volterra Semiconductor Corp.	5,448	167,417

		7,052,764
Software - 6.0%
Accelrys, Inc.	1,710	13,577
ACI Worldwide, Inc.	13,974	527,927
Actuate Corp.	1,349	8,148
Advent Software, Inc.	1,016	26,142
Allot Communications, Ltd.	13,610	242,939
Ariba, Inc.	3,079	96,896
Aspen Technology, Inc.	1,377	28,311
Blackbaud, Inc.	1,377	43,444
Bottomline Technologies, Inc.	1,112	31,247
BroadSoft, Inc. (L)	9,664	351,480
Cadence Design Systems, Inc.	8,407	98,950
Clicksoftware Technologies, Ltd.	27,661	303,441
CommVault Systems, Inc.	5,729	295,445
Compuware Corp.	2,360	21,264
Concur Technologies, Inc.	1,419	83,650
Deltek, Inc.	231	2,548
Ebix, Inc. (L)	1,118	26,049
EPIQ Systems, Inc.	993	11,410
Fortinet, Inc.	2,853	77,174
Interactive Intelligence Group	10,660	298,480
JDA Software Group, Inc.	1,313	32,904
Kenexa Corp.	793	22,037
Manhattan Associates, Inc.	638	29,578
Mentor Graphics Corp.	22,130	335,491
MicroStrategy, Inc., Class A	255	34,575
Mitek Systems Incmitek Systems Inc	12,890	134,056
Monotype Imaging Holdings, Inc.	9,241	129,651
Motricity, Inc. (L)	679	903
Netscout Systems, Inc.	18,170	385,749
NetSuite, Inc.	733	34,964
NICE Systems, Ltd., ADR	8,107	277,178
Opnet Technologies, Inc. (L)	9,597	273,994
Parametric Technology Corp.	19,879	530,769
Pegasystems, Inc. (L)	536	15,051

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Progress Software Corp.	1,976	$45,823
PROS Holdings, Inc.	624	10,939
QLIK Technologies, Inc.	2,323	70,317
Quest Software, Inc.	1,796	35,956
RealPage, Inc.	1,109	21,991
Rosetta Stone, Inc.	365	3,296
Rovi Corp.	42,400	1,504,352
Seachange International, Inc.	779	5,328
SolarWinds, Inc.	5,959	222,032
Sourcefire, Inc.	889	40,023
SS&C Technologies Holdings, Inc.	1,057	21,901
Synchronoss Technologies, Inc.	824	27,571
Take-Two Interactive Software, Inc. (L)	2,274	35,133
Taleo Corp.	1,281	58,695
TeleNav, Inc.	246	1,653
TiVo, Inc.	3,729	41,951
Tyler Technologies, Inc.	780	29,461
Ultimate Software Group, Inc.	3,242	226,356
VASCO Data Security International, Inc.	948	8,570
Verint Systems, Inc.	599	16,467
VirnetX Holding Corp. (L)	1,091	23,555
Websense, Inc.	3,454	62,207

		7,338,999

		31,617,064
Materials - 3.7%
Chemicals - 2.4%
Balchem Corp.	6,113	166,579
Calgon Carbon Corp.	1,749	26,427
Flotek Industries, Inc. (L)	948	10,608
FMC Corp.	12,010	1,188,630
Hawkins, Inc. (L)	272	10,540
Innospec, Inc.	644	19,938
Intrepid Potash, Inc. (L)	1,625	41,096
Koppers Holdings, Inc.	636	23,933
Kraton Performance Polymers, Inc.	11,135	309,442
Kronos Worldwide, Inc. (L)	15,657	365,904
LSB Industries, Inc.	550	22,121
NewMarket Corp. (L)	331	60,384
Omnova Solutions, Inc.	637	3,249
PolyOne Corp.	1,813	24,349
Rockwood Holdings, Inc.	2,018	107,459
Sensient Technologies Corp.	6,309	233,370
Solutia, Inc.	3,769	105,947
Spartech Corp.	488	2,830
Stepan Company	89	7,781
Tredegar Industries, Inc.	239	5,554
W.R. Grace & Company	2,279	129,812
Zep, Inc.	579	8,783
Zoltek Companies, Inc.	906	10,954

		2,885,690
Construction Materials - 0.0%
Headwaters, Inc.	618	1,879
Texas Industries, Inc.	193	6,529
United States Lime & Minerals, Inc.	66	4,019

		12,427
Containers & Packaging - 0.2%
Graphic Packaging Holding Company	4,208	22,218
Silgan Holdings, Inc.	6,365	270,640

		292,858
Metals & Mining - 0.5%
Allied Nevada Gold Corp. (L)	2,620	90,154

The accompanying notes are an integral part of the financial statements.	222

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Carpenter Technology Corp.	478	$24,521
Coeur d’Alene Mines Corp.	8,050	228,942
General Moly, Inc. (L)	1,798	6,491
Globe Specialty Metals, Inc.	1,853	26,350
Gold Resource Corp.	638	15,599
Golden Minerals Company	347	2,894
Haynes International, Inc.	188	11,899
Hecla Mining Company	8,600	43,688
Materion Corp.	595	17,463
McEwen Mining, Inc.	6,184	32,342
Midway Gold Corp.	2,223	3,912
Paramount Gold and Silver Corp. (L)	2,025	5,164
Royal Gold, Inc.	1,816	126,121
Suncoke Energy, Inc.	2,161	30,967

		666,507
Paper & Forest Products - 0.6%
Buckeye Technologies, Inc.	8,593	293,537
Clearwater Paper Corp.	703	24,120
Deltic Timber Corp. (L)	330	21,519
KapStone Paper and Packaging Corp.	14,688	295,229
P.H. Glatfelter Company	468	7,305
Schweitzer-Mauduit International, Inc.	499	34,955
Wausau Paper Corp.	1,441	13,459

		690,124

		4,547,606
Telecommunication Services - 3.6%
Diversified Telecommunication Services - 2.0%
AboveNet, Inc.	5,618	390,788
Alaska Communications
Systems Group, Inc. (L)	458	1,466
Atlantic Tele-Network, Inc.	203	7,779
Boingo Wireless, Inc.	355	3,394
Cbeyond, Inc.	24,851	190,856
Cincinnati Bell, Inc. (L)	2,851	10,691
Cogent Communications Group, Inc.	82,069	1,511,711
General Communication, Inc., Class A	944	9,997
IDT Corp., Class B	246	2,226
inContact, Inc.	39,251	209,208
Lumos Networks Corp.	161	2,061
Neutral Tandem, Inc.	923	10,301
Premiere Global Services, Inc.	955	8,261
TW Telecom, Inc. (L)	4,382	94,651
Vonage Holdings Corp.	4,526	10,817

		2,464,207
Wireless Telecommunication Services - 1.6%
Clearwire Corp.	10,482	24,109
NTELOS Holdings Corp.	322	7,487
SBA Communications Corp., Class A	40,920	1,920,375

		1,951,971

		4,416,178
Utilities - 0.1%
Electric Utilities - 0.1%
ITC Holdings Corp.	1,584	119,550
Independent Power Producers & Energy Traders - 0.0%
Dynegy, Inc.	993	1,291
GenOn Energy, Inc.	11,914	29,308

		30,599

		150,149

TOTAL COMMON STOCKS (Cost $100,904,731)		$119,997,243

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

WARRANTS - 0.0%
Magnum Hunter Resources (Expiration Date:
10/14/2013; Strike Price: $10.50) (I)(L)	3,922	2,617

TOTAL WARRANTS (Cost $0)		$2,617

CORPORATE BONDS - 0.0%
Financials - 0.0%
GAMCO Investors, Inc. Zero
Coupon 12/31/2015 (Z)	$200	$161

TOTAL CORPORATE BONDS (Cost $163)		$161

SECURITIES LENDING COLLATERAL - 17.9%
John Hancock Collateral
Investment Trust, 0.3743% (W)(Y)	2,201,165	22,032,564

TOTAL SECURITIES LENDING
COLLATERAL (Cost $22,029,203)		$22,032,564

SHORT-TERM INVESTMENTS - 2.4%
Money Market Funds - 1.2%
State Street Institutional Liquid Reserves
Fund, 0.2154% (Y)	1,482,984	1,482,984
Repurchase Agreement - 1.0%
Repurchase Agreement with State Street Corp.
dated 02/29/2012 at 0.010% to be
repurchased at $1,183,000 on 3/01/2012,
collateralized by $1,115,000 U.S. Treasury
Bills, 2.625% due 11/15/2020 (valued at
$1,208,542, including interest)	$1,183,000	$1,183,000
U.S. Government Agency - 0.2%
Federal Home Loan Mortgage Corp. Discount
Notes, 0.0091%, 03/05/2012 *	$300,000	$300,000

TOTAL SHORT-TERM INVESTMENTS (Cost $2,965,984)		$2,965,984

Total Investments (Smaller Company Growth Fund)
(Cost $125,900,081) - 118.1%		$144,998,569
Other assets and liabilities, net - (18.1%)		(22,269,721)

TOTAL NET ASSETS - 100.0%		$122,728,848

Spectrum Income Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 23.8%
U.S. Government - 6.0%
Treasury Inflation Protected Securities
0.125%, 01/15/2022	$398,864	415,037
0.500%, 04/15/2015	520,715	554,643
1.750%, 01/15/2028	226,233	276,941
1.875%, 07/15/2013	1,996,833	2,116,798
2.500%, 01/15/2029	99,863	135,392
3.000%, 07/15/2012	1,588,745	1,633,800
U.S. Treasury, Note 2.000%, 02/15/2022	2,015,000	2,018,464
U.S. Treasury Bonds
2.625%, 04/30/2016	12,115,000	13,072,836
3.500%, 02/15/2039	1,115,000	1,210,821
3.875%, 08/15/2040	5,545,000	6,414,872
4.375%, 05/15/2041	4,140,000	5,202,167
4.500%, 08/15/2039	755,000	964,867
4.625%, 02/15/2040	5,270,000	6,871,585
6.000%, 02/15/2026	775,000	1,099,895

The accompanying notes are an integral part of the financial statements.	223

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Bonds (continued)
6.125%, 08/15/2029 (F)	$1,135,000	$1,682,815
6.750%, 08/15/2026	325,000	493,695
7.125%, 02/15/2023	90,000	134,986
7.250%, 08/15/2022	80,000	120,088
7.625%, 02/15/2025	150,000	239,438
U.S. Treasury Notes
0.875%, 01/31/2017	2,000,000	2,002,032
1.000%, 07/15/2013 to 08/31/2016	2,160,000	2,182,272
1.250%, 03/15/2014	2,655,000	2,705,403
1.750%, 08/15/2012	2,320,000	2,337,038
2.125%, 08/15/2021	1,240,000	1,264,413
2.250%, 05/31/2014	3,915,000	4,081,693
2.625%, 07/31/2014 to 08/15/2020	4,105,000	4,348,797
2.750%, 02/15/2019	300,000	327,586
U.S. Treasury Strips, PO
3.044%, 05/15/2021	540,000	450,058

		64,358,432
U.S. Government Agency - 17.8%
Federal Home Loan Bank
1.625%, 11/21/2012	865,000	873,907
Federal Home Loan Mortgage Corp.
0.500%, 04/17/2015	415,000	415,402
0.875%, 10/28/2013	1,030,000	1,038,942
2.475%, 07/01/2035 (P)	26,819	28,461
2.476%, 07/01/2035 (P)	49,063	52,067
2.535%, 09/01/2032 (P)	3,082	3,271
2.705%, 01/01/2037 (P)	11,668	12,201
2.802%, 02/01/2037 (P)	27,141	28,487
2.945%, 02/01/2037 (P)	72,076	75,240
3.336%, 02/01/2037 (P)	42,298	44,692
3.500%, 11/01/2041	1,014,758	1,047,435
4.000%, 06/01/2026 to 10/01/2041	2,440,652	2,564,192
4.500%, 01/01/2019 to 05/01/2040	5,249,396	5,587,170
4.570%, 06/01/2038 (P)	73,677	77,721
4.684%, 07/01/2038 (P)	118,913	125,422
4.986%, 11/01/2035 (P)	10,230	10,902
5.000%, 10/01/2018 to 04/01/2040	1,918,831	2,071,269
5.060%, 03/01/2036 (P)	28,901	30,797
5.081%, 09/01/2035 (P)	54,581	57,830
5.312%, 04/01/2037 (P)	178,461	187,892
5.359%, 02/01/2038 (P)	174,830	186,304
5.367%, 05/01/2037 (P)	53,899	57,136
5.424%, 01/01/2036 (P)	5,618	5,987
5.500%, 03/01/2018 to 12/01/2039	3,787,060	4,105,292
5.939%, 12/01/2036 (P)	174,866	188,770
5.979%, 10/01/2036 (P)	203,211	221,040
6.000%, 03/01/2014 to 12/01/2033	195,131	211,182
6.071%, 11/01/2036 (P)	101,138	108,443
6.088%, 10/01/2036 (P)	205,258	223,266
6.245%, 08/01/2036 (P)	136,345	148,307
6.500%, 05/01/2017 to 11/01/2033	86,948	96,996
7.000%, 02/01/2024 to 06/01/2032	14,366	16,320
7.500%, 05/01/2024 to 06/01/2024	2,385	2,752
10.500%, 05/01/2019	119	138
Federal National Mortgage Association
0.750%, 12/19/2014	1,900,000	1,913,984
1.000%, 09/23/2013	325,000	328,225
1.625%, 10/26/2015	225,000	232,313
1.773%, 10/01/2033 (P)	59,890	62,233
2.343%, 07/01/2035 (P)	41,691	44,427
2.418%, 11/01/2035 (P)	90,609	96,555
2.490%, 08/01/2036 (P)	131,904	140,264

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
2.556%, 07/01/2027 (P)		$835	$857
2.777%, 01/01/2037 (P)		78,295	82,877
2.896%, 12/01/2036 (P)		115,590	123,175
3.000%, 02/01/2027		120,000	124,661
3.500%, 01/01/2026 to 12/01/2041		2,086,610	2,185,854
4.000%, 03/01/2025 to 02/01/2042		12,162,172	12,865,324
4.500%, 05/01/2019 to 12/01/2041		16,934,370	18,062,939
4.690%, 09/01/2035 (P)		212,887	225,387
4.786%, 05/01/2038 (P)		51,068	54,419
5.000%, 03/01/2018 to 10/01/2040		11,527,057	12,456,033
5.249%, 12/01/2035 (P)		10,834	11,545
5.267%, 12/01/2035 (P)		13,147	14,010
5.298%, 12/01/2035 (P)		21,252	22,646
5.414%, 06/01/2037 (P)		62,652	66,665
5.446%, 12/01/2035 (P)		16,197	17,260
5.473%, 09/01/2037 (P)		39,658	42,128
5.500%, 07/01/2013 to 09/01/2040		15,969,168	17,412,131
5.547%, 01/01/2019 (P)		511	550
5.732%, 08/01/2037 (P)		67,904	71,505
5.988%, 09/01/2036 (P)		84,359	91,760
6.000%, 03/01/2021 to 10/01/2039		12,623,174	13,921,689
6.500%, 06/01/2013 to 10/01/2038		1,753,153	1,973,296
7.000%, 12/01/2029 to 04/01/2037		11,891	13,531
7.125%, 01/15/2030		365,000	553,055
Government National
Mortgage Association
3.500%, 01/15/2041 to 02/20/2042		8,524,025	8,948,023
4.000%, 11/20/2040 to 10/15/2041		7,097,451	7,655,902
4.500%, 05/20/2039 to 12/20/2040		31,270,551	34,218,099
5.000%, 02/15/2018 to 09/15/2040		17,045,193	18,799,488
5.500%, 02/15/2029 to 10/20/2040		8,110,266	9,027,006
6.000%, 05/15/2013 to 12/15/2038		5,129,056	5,751,121
6.500%, 12/15/2014 to 12/20/2033		2,679,033	3,067,758
7.000%, 04/15/2017 to 10/20/2036		1,089,076	1,252,595
9.250%, 10/15/2016 to 12/15/2019		2,384	2,732
9.750%, 07/15/2017 to 02/15/2021		2,261	2,676
10.250%, 11/15/2020		1,925	2,322
11.750%, 08/15/2013		449	473
12.000%, 12/15/2012		23	23
12.250%, 03/15/2014 to 06/20/2015		297	327
12.750%, 12/20/2013 to 11/20/2014		406	448

			191,845,524

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $248,478,313)			$256,203,956

FOREIGN GOVERNMENT
OBLIGATIONS - 13.0%
Argentina - 0.1%
City of Buenos Aires
12.500%, 04/06/2015 (S)		250,000	271,875
Republic of Argentina
2.500%, 12/31/2038		1,400,000	523,600
8.280%, 12/31/2033		306,776	242,353

			1,037,828
Australia - 0.0%
New South Wales Treasury Corp.
6.000%, 03/01/2022	AUD	180,000	209,396
Austria - 0.1%
Republic of Austria
3.500%, 09/15/2021 (S)	EUR	495,000	693,122

The accompanying notes are an integral part of the financial statements.	224

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Austria (continued)
Republic of Austria (continued)
6.250%, 07/15/2027	EUR	363,000	$650,674

			1,343,796
Belgium - 0.1%
Kingdom of Belgium
4.000%, 03/28/2018		158,000	224,502
4.250%, 09/28/2013 to 09/28/2021		357,000	499,471
5.000%, 09/28/2012 to 03/28/2035		97,000	135,851

			859,824
Bermuda - 0.0%
Government of Bermuda
5.603%, 07/20/2020 (S)		$200,000	225,680
Brazil - 1.3%
Federative Republic of Brazil
5.625%, 01/07/2041		1,510,000	1,774,250
6.000%, 05/15/2015 to 08/15/2020	BRL	4,979,000	6,569,283
7.125%, 01/20/2037		$1,310,000	1,811,730
10.000%, 01/01/2021	BRL	337,000	186,312
12.500%, 01/05/2016		1,000,000	695,181
Federative Republic of Brazil, Series F
10.000%, 01/01/2014		4,169,000	2,473,275

			13,510,031
Canada - 0.5%
Canada Housing Trust
4.000%, 06/15/2012 (S)	CAD	190,000	193,633
Government of Canada
3.500%, 06/01/2013		987,000	1,027,549
4.000%, 06/01/2017		213,000	242,552
4.500%, 06/01/2015		1,080,000	1,203,418
5.000%, 06/01/2037		455,000	660,172
Province of British Columbia
3.700%, 12/18/2020		731,000	796,125
Province of Ontario
1.600%, 09/21/2016		$475,000	479,964
Province of Quebec
5.000%, 12/01/2038	CAD	261,000	323,480

			4,926,893
Chile - 0.0%
Republic of Chile
3.875%, 08/05/2020		$130,000	141,700
Colombia - 0.1%
Republic of Colombia
6.125%, 01/18/2041		400,000	491,400
7.375%, 03/18/2019 to 09/18/2037		200,000	268,450

			759,850
Congo - 0.0%
Republic of Congo (Brazzaville)
3.000%, 06/30/2029		109,250	78,933
Czech Republic - 0.1%
Czech Republic International
3.875%, 05/24/2022	EUR	465,000	615,851
Denmark - 0.1%
Kingdom of Denmark
5.000%, 11/15/2013	DKK	3,277,000	633,766
7.000%, 11/10/2024		364,000	100,491

			734,257

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Dominican Republic - 0.0%
Government of Dominican Republic
7.500%, 05/06/2021		$200,000	$204,700
7.500%, 05/06/2021 (S)		100,000	102,350
9.040%, 01/23/2018		38,254	41,888

			348,938
Egypt - 0.0%
Arab Republic of Egypt
5.750%, 04/29/2020		200,000	186,500
Fiji - 0.0%
Republic of Fiji
9.000%, 03/15/2016		200,000	199,796
Finland - 0.0%
Government of Finland
3.375%, 04/15/2020	EUR	204,000	297,068
France - 0.1%
Government of France
3.750%, 04/25/2021		540,000	770,450
5.500%, 04/25/2029		386,000	639,749
5.750%, 10/25/2032		80,000	139,668

			1,549,867
Gabon - 0.0%
Republic of Gabon
8.200%, 12/12/2017		$285,000	337,013
Georgia - 0.0%
Republic of Georgia
6.875%, 04/12/2021		200,000	207,000
Germany - 1.2%
Federal Republic of Germany
2.500%, 01/04/2021	EUR	691,000	985,725
3.500%, 01/04/2016		773,000	1,146,088
4.000%, 01/04/2037		1,643,000	2,795,750
4.500%, 01/04/2013		5,392,000	7,447,690

			12,375,253
Grenada - 0.0%
Government of Grenada
4.500%, 09/15/2025 (P)		$430,000	232,200
Hungary - 0.1%
Republic of Hungary
4.750%, 02/03/2015		1,195,000	1,138,238
6.500%, 06/24/2019	HUF	41,460,000	168,166
6.750%, 02/24/2017		22,240,000	95,768

			1,402,172
Iceland - 0.1%
Republic of Iceland
4.875%, 06/16/2016 (S)		$375,000	374,756
4.875%, 06/16/2016		200,000	200,004

			574,760
Indonesia - 0.3%
Republic of Indonesia
4.875%, 05/05/2021		800,000	877,000
5.875%, 03/13/2020		179,000	207,864
6.625%, 02/17/2037		320,000	399,200
6.875%, 01/17/2018		300,000	362,625
7.750%, 01/17/2038		450,000	631,500
8.250%, 07/15/2021	IDR	3,614,000,000	471,170
8.500%, 10/12/2035		$200,000	300,000
11.625%, 03/04/2019 (S)		300,000	452,250

			3,701,609

The accompanying notes are an integral part of the financial statements.	225

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Iraq - 0.1%
Republic of Iraq
5.800%, 01/15/2028		$1,507,000	$1,167,925
Israel - 0.0%
Government of Israel
5.500%, 02/28/2017	ILS	765,000	218,898
Italy - 0.2%
Republic of Italy
3.750%, 03/01/2021	EUR	530,000	647,581
5.000%, 09/01/2040		1,125,000	1,340,665

			1,988,246
Ivory Coast - 0.0%
Republic of Ivory Coast
2.450%, 12/31/2032 (H)		$185,000	113,775
Jamaica - 0.1%
Government of Jamaica
8.000%, 06/24/2019		450,000	451,125
10.625%, 06/20/2017		350,000	399,000

			850,125
Japan - 2.5%
Government of Japan
0.500%, 12/20/2015	JPY	191,800,000	2,383,777
1.000%, 12/20/2021		62,600,000	772,790
1.100%, 06/20/2021		214,650,000	2,685,721
1.300%, 03/20/2015 to 06/20/2020		277,350,000	3,535,622
1.400%, 09/20/2015 to 03/20/2018		248,050,000	3,223,027
1.700%, 09/20/2016 to 03/20/2017		190,450,000	2,497,214
1.900%, 03/20/2025		81,700,000	1,076,417
2.000%, 12/20/2033		32,000,000	407,272
2.200%, 06/22/2020		266,050,000	3,653,987
2.300%, 06/20/2028 to 03/20/2040		524,650,000	7,088,894

			27,324,721
Lebanon - 0.0%
Republic of Lebanon
9.000%, 03/20/2017		$175,000	208,460
Lithuania - 0.1%
Republic of Lithuania
5.125%, 09/14/2017 (S)		200,000	203,000
6.750%, 01/15/2015		120,000	128,760
7.375%, 02/11/2020		615,000	692,675

			1,024,435
Malaysia - 0.2%
Government of Malaysia
3.700%, 05/15/2013	MYR	866,000	291,886
3.702%, 02/25/2013		805,000	270,895
4.160%, 07/15/2021		1,188,000	419,035
4.378%, 11/29/2019		2,203,000	784,144
4.498%, 04/15/2030		350,000	126,478
4.646%, 07/06/2021		$250,000	270,340

			2,162,778
Mexico - 1.0%
Government of Mexico
3.625%, 03/15/2022		100,000	102,000
5.125%, 01/15/2020		300,000	342,750
5.625%, 01/15/2017		90,000	103,725
5.750%, 10/12/2110		100,000	107,000
5.950%, 03/19/2019		1,574,000	1,884,078
6.050%, 01/11/2040		50,000	60,875
6.500%, 06/10/2021	MXN	2,700,000	214,334
7.500%, 06/03/2027		13,480,000	1,103,338

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Mexico (continued)
Government of Mexico (continued)
8.000%, 12/07/2023	MXN	1,000,000	$87,567
8.500%, 12/13/2018 to 11/18/2038		64,605,000	5,657,629
10.000%, 11/20/2036		14,400,000	1,411,726

			11,075,022
Netherlands - 0.2%
Kingdom of Netherlands
3.500%, 07/15/2020	EUR	832,000	1,234,274
5.500%, 01/15/2028		277,000	504,978
MDC-GMTN B.V.
5.750%, 05/06/2014 (S)		$250,000	269,240

			2,008,492
Nigeria - 0.0%
Federal Republic of Nigeria
6.750%, 01/28/2021 (S)		200,000	214,250
6.750%, 01/28/2021		200,000	214,250

			428,500
Peru - 0.2%
Republic of Peru
5.625%, 11/18/2050		710,000	781,000
6.550%, 03/14/2037		395,000	500,663
7.125%, 03/30/2019		225,000	284,963
7.840%, 08/12/2020 (S)	PEN	304,000	131,650

			1,698,276
Philippines - 0.2%
Republic of Philippines
6.375%, 10/23/2034		$1,350,000	1,689,188
Poland - 0.2%
Republic of Poland
3.875%, 07/16/2015		170,000	178,500
5.000%, 10/24/2013	PLN	1,441,000	467,874
5.000%, 03/23/2022		$200,000	212,260
5.500%, 04/25/2015 to 10/25/2019	PLN	3,544,000	1,162,326
5.750%, 10/25/2021 to 09/23/2022		1,769,000	582,691

			2,603,651
Qatar - 0.0%
Government of Qatar
5.750%, 01/20/2042 (S)		$400,000	433,500
Russia - 0.9%
Government of Russia
5.000%, 04/29/2020		200,000	214,000
7.500%, 03/31/2030		7,739,615	9,229,491
7.850%, 03/10/2018 (S)	RUB	5,000,000	178,253

			9,621,744
Serbia - 0.1%
Republic of Serbia
6.750%, 11/01/2024		$676,000	655,720
7.250%, 09/28/2021 (S)		200,000	202,000

			857,720
South Africa - 0.2%
Republic of South Africa
5.500%, 03/09/2020		245,000	278,381
6.250%, 03/08/2041		100,000	118,375
6.500%, 06/02/2014		135,000	149,006
6.750%, 03/31/2021	ZAR	2,923,000	362,498
8.000%, 12/21/2018		2,960,000	404,166
13.500%, 09/15/2015		2,467,000	398,493

			1,710,919

The accompanying notes are an integral part of the financial statements.	226

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
South Korea - 0.2%
Republic of Korea
4.250%, 06/10/2021	KRW	184,830,000	$171,084
4.500%, 03/10/2015		1,116,900,000	1,026,933
5.000%, 06/10/2020		627,330,000	608,931

			1,806,948
Spain - 0.1%
Kingdom of Spain
4.100%, 07/30/2018	EUR	673,000	897,884
5.750%, 07/30/2032		316,000	424,427

			1,322,311
Sweden - 0.2%
Kingdom of Sweden
3.750%, 08/12/2017	SEK	3,590,000	606,960
Svensk Exportkredit AB
3.625%, 05/27/2014	EUR	404,000	561,948
5.125%, 03/01/2017		$425,000	479,834

			1,648,742
Turkey - 0.8%
Republic of Turkey
5.125%, 03/25/2022		300,000	297,375
5.625%, 03/30/2021		1,000,000	1,040,000
6.000%, 01/14/2041		315,000	308,306
6.250%, 09/26/2022		400,000	429,000
6.750%, 05/30/2040		550,000	591,250
6.875%, 03/17/2036		360,000	393,301
7.000%, 03/11/2019 to 06/05/2020		2,518,000	2,866,015
7.250%, 03/15/2015		75,000	82,500
7.375%, 02/05/2025		200,000	233,300
7.500%, 11/07/2019		500,000	587,500
8.000%, 02/14/2034		437,000	535,325
10.000%, 06/17/2015	TRY	333,000	195,787
10.500%, 01/15/2020		1,230,000	753,061

			8,312,720
Ukraine - 0.1%
Republic of Ukraine
6.250%, 06/17/2016 (S)		$400,000	365,000
6.580%, 11/21/2016		325,000	297,375
6.875%, 09/23/2015		100,000	94,500
7.750%, 09/23/2020		210,000	190,050
7.750%, 09/23/2020 (S)		300,000	271,500

			1,218,425
United Kingdom - 0.6%
Government of United Kingdom
3.750%, 09/07/2021	GBP	285,000	519,500
4.250%, 06/07/2032 to 09/07/2039		2,341,000	4,429,318
4.500%, 03/07/2013		551,000	912,701

			5,861,519
Venezuela - 0.5%
Republic of Venezuela
6.000%, 12/09/2020		$145,000	110,200
7.000%, 03/31/2038		530,000	381,600
7.650%, 04/21/2025		1,600,000	1,243,200
9.250%, 05/07/2028		635,100	547,774
11.950%, 08/05/2031		2,470,300	2,513,530
12.750%, 08/23/2022		800,000	856,000

			5,652,304

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Vietnam - 0.1%
Socialist Republic of Vietnam
6.750%, 01/29/2020		$820,000	$891,750

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $130,438,433)			$139,757,309

CORPORATE BONDS - 40.9%
Consumer Discretionary - 5.4%
Academy, Ltd.
9.250%, 08/01/2019 (S)		700,000	707,000
ACE Hardware Corp.
9.125%, 06/01/2016 (S)		475,000	502,911
Advance Auto Parts, Inc.
5.750%, 05/01/2020		285,000	322,983
Affinia Group, Inc.
10.750%, 08/15/2016 (S)		90,000	99,900
Allison Transmission, Inc.
7.125%, 05/15/2019 (S)		225,000	231,750
AMC Entertainment, Inc.
8.750%, 06/01/2019		325,000	338,813
9.750%, 12/01/2020		150,000	140,250
American Honda Finance Corp.
1.450%, 02/27/2015 (S)		400,000	401,187
6.250%, 07/16/2013	EUR	50,000	70,926
Ameristar Casinos, Inc.
7.500%, 04/15/2021		$400,000	432,000
Banque PSA Finance
4.375%, 04/04/2016 (S)		475,000	467,375
BMW Finance NV
8.875%, 09/19/2013	EUR	90,000	133,626
BMW UK Capital PLC
5.000%, 10/02/2017	GBP	10,000	17,767
Bresnan Broadband Holdings LLC
8.000%, 12/15/2018 (S)		$300,000	316,500
British Sky Broadcasting Group PLC
6.100%, 02/15/2018 (S)		155,000	181,698
9.500%, 11/15/2018 (S)		180,000	243,659
BSKYB Finance UK PLC
5.750%, 10/20/2017	GBP	65,000	119,750
Cablevision Systems Corp.
8.000%, 04/15/2020		$225,000	252,563
8.625%, 09/15/2017		50,000	56,375
Caesars Entertainment Operating
Company, Inc.
11.250%, 06/01/2017		425,000	465,375
CCM Merger, Inc.
8.000%, 08/01/2013 (S)		50,000	49,500
CCO Holdings LLC
6.625%, 01/31/2022		1,075,000	1,147,563
7.000%, 01/15/2019		300,000	324,000
7.250%, 10/30/2017		500,000	542,500
7.375%, 06/01/2020		175,000	192,500
7.875%, 04/30/2018		500,000	546,250
Cedar Fair LP
9.125%, 08/01/2018		300,000	335,250
Cequel Communications Holdings I LLC
8.625%, 11/15/2017 (S)		750,000	804,375
Chrysler Group LLC
8.250%, 06/15/2021		650,000	656,500
Cinemark USA, Inc.
7.375%, 06/15/2021		100,000	106,750
8.625%, 06/15/2019		50,000	55,625
Cirsa Funding Luxembourg SA
8.750%, 05/15/2018	EUR	90,000	115,111

The accompanying notes are an integral part of the financial statements.	227

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Cirsa Funding Luxembourg SA (continued)
8.750%, 05/15/2018 (S)	EUR	300,000	$383,702
CKE Restaurants, Inc.
11.375%, 07/15/2018		$362,000	412,680
Claire’s Stores, Inc.
8.875%, 03/15/2019		150,000	130,875
Claire’s Stores, Inc., PIK
9.625%, 06/01/2015		155,187	132,685
Clear Channel Communications, Inc.
7.250%, 10/15/2027		125,000	70,000
Clear Channel Communications, Inc., PIK
11.000%, 08/01/2016		625,000	500,000
Codere Finance Luxembourg SA
8.250%, 06/15/2015	EUR	80,000	106,051
8.250%, 06/15/2015 (S)		100,000	132,564
9.250%, 02/15/2019 (S)		$550,000	547,250
Comcast Corp.
6.400%, 03/01/2040		30,000	38,311
6.950%, 08/15/2037		390,000	514,160
Conti-Gummi Finance BV
7.500%, 09/15/2017	EUR	50,000	70,362
Corp GEO SAB de CV
8.875%, 09/25/2014 (S)		$100,000	103,000
COX Communications, Inc.
5.450%, 12/15/2014		215,000	239,880
8.375%, 03/01/2039 (S)		345,000	487,091
Cyfrowy Polsat Finance AB
7.125%, 05/20/2018	EUR	100,000	134,562
7.125%, 05/20/2018 (S)		100,000	134,562
Daimler Finance North America LLC
1.184%, 03/28/2014 (S)		$380,000	375,113
1.875%, 09/15/2014 (S)		150,000	151,137
DineEquity, Inc.
9.500%, 10/30/2018		550,000	606,375
DIRECTV Holdings LLC
3.550%, 03/15/2015		75,000	79,608
4.750%, 10/01/2014		375,000	408,607
5.875%, 10/01/2019		430,000	500,169
DISH DBS Corp.
6.750%, 06/01/2021		300,000	333,000
7.875%, 09/01/2019		325,000	381,875
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)		200,000	205,000
Easton-Bell Sports, Inc.
9.750%, 12/01/2016		100,000	111,000
EchoStar DBS Corp.
7.125%, 02/01/2016		275,000	303,875
Fiesta Restaurant Group
8.875%, 08/15/2016 (S)		300,000	311,625
Ford Motor Company
7.450%, 07/16/2031		375,000	481,406
Ford Motor Credit Company LLC
3.875%, 01/15/2015		200,000	205,046
5.000%, 05/15/2018		2,125,000	2,240,213
5.750%, 02/01/2021		1,550,000	1,730,491
5.875%, 08/02/2021		200,000	223,129
12.000%, 05/15/2015		550,000	691,632
Gaylord Entertainment Company
6.750%, 11/15/2014		325,000	326,625
General Motors Financial Company, Inc.
6.750%, 06/01/2018		225,000	242,848
Grupo Televisa SAB
6.625%, 01/15/2040		285,000	335,208

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Hanesbrands, Inc.
6.375%, 12/15/2020		$275,000	$287,375
8.000%, 12/15/2016		150,000	166,875
Harrah’s Operating Company, Inc.
5.625%, 06/01/2015		250,000	195,000
Historic TW, Inc.
6.875%, 06/15/2018		400,000	493,946
Hyatt Hotels Corp.
3.875%, 08/15/2016		300,000	310,632
5.750%, 08/15/2015 (S)		440,000	476,788
Hyundai Capital Services, Inc.
4.375%, 07/27/2016 (S)		255,000	260,646
Intercontinental Hotels Group PLC
6.000%, 12/09/2016	GBP	50,000	87,487
Interpublic Group of Cos Inc.
4.000%, 03/15/2022		$195,000	193,866
ITT Corp.
7.375%, 11/15/2015		125,000	143,750
Jaguar Holding Company II
9.500%, 12/01/2019 (S)		375,000	410,156
JC Penney Corp., Inc.
7.125%, 11/15/2023		50,000	52,500
Johnson Controls, Inc.
0.941%, 02/04/2014 (P)		335,000	335,794
Kabel BW Erste Beteiligungs GmbH
7.500%, 03/15/2019 (S)	EUR	100,000	142,556
Kingfisher PLC
5.625%, 12/15/2014	GBP	20,000	33,741
Kohl’s Corp.
4.000%, 11/01/2021		$180,000	188,172
Lamar Media Corp.
5.875%, 02/01/2022 (S)		225,000	234,844
Levi Strauss & Company
7.750%, 05/15/2018	EUR	225,000	305,013
8.875%, 04/01/2016		$175,000	180,689
Lions Gate Entertainment, Inc.
10.250%, 11/01/2016 (S)		400,000	429,000
Lottomatica SpA
5.375%, 12/05/2016	EUR	150,000	203,846
Mac-Gray Corp.
7.625%, 08/15/2015		$300,000	308,250
Macy’s Retail Holdings, Inc.
5.350%, 03/15/2012		95,000	95,090
Marks & Spencer PLC
5.625%, 03/24/2014	GBP	30,000	50,440
Marriott International Inc.
3.000%, 03/01/2019		$90,000	89,903
Mcdonald’s Corp.
2.625%, 01/15/2022		350,000	351,935
MCE Finance, Ltd.
10.250%, 05/15/2018		315,000	352,013
MDC Holdings, Inc.
5.375%, 12/15/2014		60,000	63,766
5.625%, 02/01/2020		70,000	69,093
MGM Resorts International
9.000%, 03/15/2020		225,000	251,438
10.375%, 05/15/2014		150,000	170,625
11.125%, 11/15/2017		75,000	85,313
NBCUniversal Media LLC
2.100%, 04/01/2014		305,000	310,909
5.150%, 04/30/2020		655,000	757,128
NCL Corp., Ltd.
9.500%, 11/15/2018 (S)		75,000	80,625
9.500%, 11/15/2018		125,000	135,313
11.750%, 11/15/2016		450,000	522,000

The accompanying notes are an integral part of the financial statements.	228

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Net Servicos de Comunicacao SA
7.500%, 01/27/2020		$400,000	$470,000
NetFlix, Inc.
8.500%, 11/15/2017		225,000	248,063
News America Holdings, Inc.
8.250%, 08/10/2018		210,000	264,887
News America, Inc.
4.500%, 02/15/2021		600,000	646,635
6.150%, 03/01/2037		80,000	92,102
7.850%, 03/01/2039		85,000	107,312
Nexstar Broadcasting, Inc.
7.000%, 01/15/2014		105,000	104,869
Nexstar Broadcasting, Inc., PIK
7.000%, 01/15/2014		319,999	319,599
Nielsen Finance LLC
7.750%, 10/15/2018		125,000	139,063
11.500%, 05/01/2016		65,000	75,238
O’Reilly Automotive, Inc.
4.875%, 01/14/2021		435,000	468,033
Odeon & UCI Finco PLC
9.000%, 08/01/2018 (S)	GBP	100,000	157,101
Omnicom Group, Inc.
6.250%, 07/15/2019		$635,000	748,282
Palace Entertainment Holdings LLC
8.875%, 04/15/2017 (S)		400,000	416,000
Pittsburgh Glass Works LLC
8.500%, 04/15/2016 (S)		150,000	151,875
Polish Television Holding BV
11.250%, 05/15/2017 (S)	EUR	100,000	129,233
PPR
8.625%, 04/03/2014		100,000	150,782
QVC, Inc.
7.125%, 04/15/2017 (S)		$350,000	376,250
7.500%, 10/01/2019 (S)		325,000	360,750
RadioShack Corp.
6.750%, 05/15/2019		225,000	188,438
Regal Cinemas Corp.
8.625%, 07/15/2019		300,000	327,750
Regal Entertainment Group
9.125%, 08/15/2018		500,000	547,500
Sealy Mattress Company
8.250%, 06/15/2014		125,000	118,125
10.875%, 04/15/2016 (S)		188,000	204,939
Seminole Indian Tribe of Florida
7.750%, 10/01/2017 (S)		475,000	515,375
Seneca Gaming Corp.
8.250%, 12/01/2018 (S)		475,000	486,875
Shea Homes LP
8.625%, 05/15/2019 (S)		450,000	454,500
Sinclair Television Group, Inc.
9.250%, 11/01/2017 (S)		525,000	586,688
Sirius XM Radio, Inc.
8.750%, 04/01/2015 (S)		1,050,000	1,191,750
9.750%, 09/01/2015 (S)		275,000	297,688
Speedway Motorsports, Inc.
8.750%, 06/01/2016		275,000	301,469
Standard Pacific Corp.
8.375%, 05/15/2018		100,000	107,000
10.750%, 09/15/2016		250,000	287,188
Staples, Inc.
9.750%, 01/15/2014		240,000	275,232
Starwood Hotels & Resorts
Worldwide, Inc.
7.150%, 12/01/2019		345,000	412,275

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Station Casinos LLC
3.650%, 06/18/2018 (S)		$675,000	$450,563
TAM Capital 2, Inc.
9.500%, 01/29/2020		100,000	109,500
TCM Sub LLC
3.550%, 01/15/2015 (S)		730,000	768,218
The Goodyear Tire & Rubber Company
7.000%, 05/15/2022		375,000	381,094
8.250%, 08/15/2020		400,000	437,000
8.750%, 08/15/2020		125,000	137,656
10.500%, 05/15/2016		20,000	21,900
The Interpublic Group of Companies, Inc.
6.250%, 11/15/2014		440,000	480,150
10.000%, 07/15/2017		255,000	291,975
The Neiman Marcus Group, Inc.
10.375%, 10/15/2015		75,000	78,095
The ServiceMaster Company
8.000%, 02/15/2020 (S)		200,000	211,000
Thomson Reuters Corp.
5.950%, 07/15/2013		145,000	153,656
Ticketmaster Entertainment, Inc.
10.750%, 08/01/2016		250,000	269,375
Time Warner Cable, Inc.
5.400%, 07/02/2012		225,000	228,446
5.500%, 09/01/2041		485,000	532,960
7.500%, 04/01/2014		50,000	56,537
8.250%, 02/14/2014		75,000	85,271
Time Warner, Inc.
7.700%, 05/01/2032		10,000	13,599
Toys R US - Delaware, Inc.
7.375%, 09/01/2016 (S)		25,000	25,688
Toys R US Property Company II LLC
8.500%, 12/01/2017		300,000	317,250
Toys R US, Inc.
7.375%, 10/15/2018		275,000	248,875
Unitymedia Gmbh
9.625%, 12/01/2019 (S)	EUR	250,000	359,721
Unitymedia GmbH
9.625%, 12/01/2019 (S)		57,000	82,016
9.625%, 12/01/2019		50,000	71,944
Unitymedia Hessen GmbH & Company
KG
8.125%, 12/01/2017 (S)		$325,000	352,625
Univision Communications, Inc.
6.875%, 05/15/2019 (S)		275,000	280,500
7.875%, 11/01/2020 (S)		625,000	665,625
8.500%, 05/15/2021 (S)		1,325,000	1,315,063
Urbi Desarrollos Urbanos SAB de CV
8.500%, 04/19/2016		125,000	126,584
9.500%, 01/21/2020 (S)		100,000	102,500
Videotron Ltee
6.375%, 12/15/2015		50,000	51,125
6.875%, 07/15/2021 (S)	CAD	475,000	501,668
9.125%, 04/15/2018		$100,000	110,750
Volkswagen Leasing Gmbh
3.250%, 05/10/2018	EUR	100,000	139,145
Wendy’s/Arby’s Restaurants LLC
10.000%, 07/15/2016		$575,000	633,225
WPP Finance 2010
4.750%, 11/21/2021 (S)		130,000	138,519
Wyndham Worldwide Corp.
7.375%, 03/01/2020		115,000	140,603
Wynn Las Vegas LLC
7.875%, 11/01/2017		350,000	388,063

The accompanying notes are an integral part of the financial statements.	229

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
XM Satellite Radio, Inc.
7.625%, 11/01/2018 (S)		$175,000	$191,625
13.000%, 08/01/2013 (S)		1,125,000	1,281,094
Ziggo Bond Company BV
8.000%, 05/15/2018	EUR	50,000	70,445
8.000%, 05/15/2018 (S)		50,000	70,445

			57,687,525
Consumer Staples - 1.9%
Altria Group, Inc.
4.125%, 09/11/2015		$200,000	219,230
4.750%, 05/05/2021		600,000	660,776
8.500%, 11/10/2013		280,000	314,647
9.250%, 08/06/2019		125,000	170,905
Anheuser-Busch InBev NV
6.500%, 06/23/2017	GBP	30,000	57,029
Anheuser-Busch InBev Worldwide, Inc.
1.500%, 07/14/2014		$145,000	147,294
3.000%, 10/15/2012		265,000	268,838
ARAMARK Holdings Corp., PIK
8.625%, 05/01/2016 (S)		375,000	384,375
Avangardco Investments Public, Ltd.
10.000%, 10/29/2015		300,000	222,000
Bacardi, Ltd.
7.750%, 04/09/2014	EUR	100,000	147,968
BAT International Finance PLC
6.375%, 12/12/2019	GBP	30,000	58,336
8.125%, 11/15/2013 (S)		$405,000	449,269
BFF International, Ltd.
7.250%, 01/28/2020 (S)		100,000	111,350
7.250%, 01/28/2020		100,000	111,350
British American Tobacco Holdings The
Netherlands BV
4.875%, 02/24/2021	EUR	80,000	121,612
Bumble Bee Acquisition Corp.
9.000%, 12/15/2017 (S)		$214,000	224,700
Bunge Ltd. Finance Corp.
4.100%, 03/15/2016		195,000	203,215
Bunge NA Finance LP
5.900%, 04/01/2017		295,000	323,583
Carrefour SA
5.375%, 06/12/2015	EUR	50,000	73,189
Casino Guichard Perrachon SA
4.875%, 04/10/2014		50,000	70,295
6.375%, 04/04/2013		50,000	69,699
CEDC Finance Corp. International, Inc.
8.875%, 12/01/2016		80,000	72,477
Central Garden and Pet Company
8.250%, 03/01/2018		$225,000	228,375
Coca-Cola Amatil, Ltd.
3.250%, 11/02/2014 (S)		360,000	376,065
Coca-Cola Enterprises, Inc.
1.125%, 11/12/2013		250,000	251,144
Coca-Cola Femsa SAB de CV
4.625%, 02/15/2020		135,000	149,175
Controladora Mabe SA CV
7.875%, 10/28/2019 (S)		250,000	268,125
Corp. Lindley SA
6.750%, 11/23/2021 (S)		110,000	117,975
Cosan Finance, Ltd.
7.000%, 02/01/2017		100,000	109,250
Cott Beverages, Inc.
8.125%, 09/01/2018		475,000	523,688
8.375%, 11/15/2017		125,000	137,500

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Darling International, Inc.
8.500%, 12/15/2018		$100,000	$112,500
Del Monte Corp.
7.625%, 02/15/2019		700,000	701,750
Delhaize Group SA
6.500%, 06/15/2017		435,000	507,117
DP World, Ltd.
6.850%, 07/02/2037 (S)		310,000	294,500
Dr Pepper Snapple Group, Inc.
3.200%, 11/15/2021		195,000	197,688
Energizer Holdings Inc.
4.700%, 05/19/2021		95,000	100,592
Heineken NV
7.125%, 04/07/2014	EUR	75,000	110,137
7.250%, 03/10/2015	GBP	40,000	71,558
HJ Heinz Company
1.500%, 03/01/2017		$165,000	165,061
Imperial Tobacco Finance PLC
4.500%, 07/05/2018	EUR	100,000	144,475
6.875%, 06/13/2012	GBP	49,000	78,861
Kraft Foods Inc.
6.250%, 03/20/2015	EUR	50,000	75,051
Kraft Foods, Inc.
2.625%, 05/08/2013		$250,000	255,202
7.250%, 07/18/2018	GBP	50,000	98,277
Loblaw Companies, Ltd.
5.220%, 06/18/2020	CAD	25,000	28,134
MHP SA
10.250%, 04/29/2015		$535,000	524,300
Michael Foods, Inc.
9.750%, 07/15/2018		525,000	574,875
Minerva Luxembourg SA
12.250%, 02/10/2022 (S)		400,000	418,000
Minerva Overseas II, Ltd.
10.875%, 11/15/2019 (S)		275,000	278,438
Mriya Agro Holding PLC
10.950%, 03/30/2016 (S)		200,000	183,210
10.950%, 03/30/2016		200,000	178,500
PepsiCo Inc.
0.750%, 03/05/2015		160,000	159,930
Pernod-Ricard SA
2.950%, 01/15/2017 (S)		215,000	219,280
4.450%, 01/15/2022 (S)		150,000	156,307
5.000%, 03/15/2017	EUR	100,000	146,516
5.750%, 04/07/2021 (S)		$150,000	170,432
Philip Morris International, Inc.
4.375%, 11/15/2041		295,000	303,953
5.875%, 09/04/2015	EUR	50,000	76,413
Pinnacle Foods Finance LLC
8.250%, 09/01/2017		$450,000	487,125
9.250%, 04/01/2015		375,000	385,313
10.625%, 04/01/2017		200,000	211,375
R&R Ice Cream, PLC
8.375%, 11/15/2017 (S)	EUR	200,000	267,792
Ralcorp Holdings Corp.
4.950%, 08/15/2020		$160,000	161,856
Reynolds American, Inc.
7.625%, 06/01/2016		445,000	536,719
Reynolds Group Issuer, Inc.
7.125%, 04/15/2019 (S)		325,000	343,688
8.750%, 10/15/2016 (S)		200,000	213,000
9.000%, 04/15/2019 (S)		500,000	500,000
Rite Aid Corp.
7.700%, 02/15/2027		250,000	217,500
9.250%, 03/15/2020 (S)		575,000	582,188

The accompanying notes are an integral part of the financial statements.	230

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Rite Aid Corp. (continued)
9.500%, 06/15/2017		$600,000	$609,000
SABMiller Holdings Inc.
1.850%, 01/15/2015 (S)		200,000	203,259
Sabmiller Holdings, Inc.
2.450%, 01/15/2017 (S)		200,000	203,942
Safeway, Inc.
3.400%, 12/01/2016		265,000	275,927
Susser Holdings LLC
8.500%, 05/15/2016		300,000	329,250
Tesco PLC
5.875%, 09/12/2016	EUR	50,000	77,702
6.125%, 02/24/2022	GBP	50,000	92,281
The Kroger Company
5.400%, 07/15/2040		$205,000	224,106
US Foodservice
8.500%, 06/30/2019 (S)		325,000	326,625
Virgolino De Oliveira Finance Ltd.
11.750%, 02/09/2022 (S)		200,000	195,750
Viterra, Inc.
5.950%, 08/01/2020 (S)		150,000	154,679
Wesfarmers, Ltd.
2.983%, 05/18/2016 (S)		310,000	315,658
3.875%, 07/10/2015	EUR	50,000	70,615
Yasar Holdings SA
9.625%, 10/07/2015		$200,000	200,630

			20,160,471
Energy - 6.4%
Adaro Indonesia PT
7.625%, 10/22/2019		100,000	111,000
7.625%, 10/22/2019 (S)		200,000	222,000
Afren PLC
11.500%, 02/01/2016 (S)		200,000	212,000
11.500%, 02/01/2016		200,000	212,000
Alpha Natural Resources, Inc.
6.250%, 06/01/2021		550,000	533,500
Alta Mesa Holdings LP
9.625%, 10/15/2018		600,000	573,000
Anadarko Petroleum Corp.
6.375%, 09/15/2017		885,000	1,062,436
Antero Resources Finance Corp.
7.250%, 08/01/2019 (S)		350,000	369,250
9.375%, 12/01/2017		900,000	990,000
Apache Corp.
5.100%, 09/01/2040		650,000	758,040
Arch Coal, Inc.
7.250%, 06/15/2021 (S)		425,000	423,938
Atwood Oceanics, Inc.
6.500%, 02/01/2020		200,000	210,500
Berry Petroleum Company
6.750%, 11/01/2020		225,000	240,188
10.250%, 06/01/2014		150,000	172,500
BG Energy Capital PLC
2.875%, 10/15/2016 (S)		305,000	316,395
5.125%, 12/07/2017	GBP	50,000	90,901
Bill Barrett Corp.
7.625%, 10/01/2019		$750,000	783,750
Boardwalk Pipelines LP
5.500%, 02/01/2017		155,000	171,269
5.750%, 09/15/2019		205,000	226,283
BP Capital Markets PLC
3.125%, 10/01/2015		465,000	497,928
3.830%, 10/06/2017	EUR	100,000	143,574

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Buckeye Partners LP
4.875%, 02/01/2021		$65,000	$68,471
5.500%, 08/15/2019		415,000	453,861
6.050%, 01/15/2018		140,000	157,013
Canadian Natural Resources, Ltd.
1.450%, 11/14/2014		135,000	137,509
4.950%, 06/01/2015	CAD	35,000	38,327
5.150%, 02/01/2013		$180,000	187,317
5.450%, 10/01/2012		65,000	66,760
6.250%, 03/15/2038		305,000	391,643
6.450%, 06/30/2033		75,000	94,370
Carrizo Oil & Gas Inc.
8.625%, 10/15/2018		325,000	338,000
CenterPoint Energy Resources Corp.
5.850%, 01/15/2041		140,000	162,947
7.875%, 04/01/2013		150,000	160,129
Chesapeake Energy Corp.
6.625%, 08/15/2020		850,000	888,250
Chesapeake Oilfield Operating LLC
6.625%, 11/15/2019 (S)		225,000	229,500
Cie Generale De Geophysique - Veritas
6.500%, 06/01/2021		600,000	615,000
Clayton Williams Energy Inc.
7.750%, 04/01/2019		550,000	550,000
CNOOC Finance 2011, Ltd.
5.750%, 01/26/2041 (S)		200,000	236,731
Colorado Interstate Gas Company
5.950%, 03/15/2015		150,000	160,835
Complete Production Services, Inc.
8.000%, 12/15/2016		250,000	260,200
Concho Resources, Inc.
7.000%, 01/15/2021		425,000	478,125
8.625%, 10/01/2017		675,000	759,375
Connacher Oil and Gas, Ltd.
8.500%, 08/01/2019 (S)		725,000	706,875
Consol Energy, Inc.
8.000%, 04/01/2017		550,000	598,125
8.250%, 04/01/2020		350,000	381,500
Continental Resources, Inc.
7.125%, 04/01/2021		225,000	249,750
DCP Midstream Operating LP
3.250%, 10/01/2015		325,000	327,059
Denbury Resources, Inc.
8.250%, 02/15/2020		374,000	426,360
9.750%, 03/01/2016		325,000	362,781
Devon Energy Corp.
2.400%, 07/15/2016		275,000	284,962
Diamond Offshore Drilling, Inc.
4.875%, 07/01/2015		240,000	263,951
5.700%, 10/15/2039		75,000	85,955
5.875%, 05/01/2019		80,000	93,246
DTEK Finance BV
9.500%, 04/28/2015		100,000	99,000
9.500%, 04/28/2015 (S)		150,000	148,500
El Paso Corp.
6.500%, 09/15/2020		75,000	82,836
7.750%, 01/15/2032		500,000	594,507
7.800%, 08/01/2031		125,000	149,050
8.250%, 02/15/2016		225,000	244,820
El Paso Natural Gas Company
5.950%, 04/15/2017		27,000	29,974
Enbridge Energy Partners LP
5.200%, 03/15/2020		70,000	78,260
5.500%, 09/15/2040		220,000	246,187

The accompanying notes are an integral part of the financial statements.	231

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Enbridge, Inc.
4.260%, 02/01/2021	CAD	55,000	$59,629
Encana Corp.
5.800%, 01/18/2018 (S)		30,000	34,200
Encore Acquisition Company
9.500%, 05/01/2016		$150,000	167,625
Energy Transfer Equity LP
7.500%, 10/15/2020		500,000	572,500
Energy Transfer Partners LP
5.200%, 02/01/2022		235,000	252,890
Eni Finance International SA
5.000%, 01/27/2019	GBP	12,000	20,140
Ensco PLC
3.250%, 03/15/2016		$930,000	970,655
Enterprise Products Operating LLC
3.200%, 02/01/2016		320,000	337,539
5.900%, 04/15/2013		250,000	263,468
5.950%, 02/01/2041		335,000	393,404
7.550%, 04/15/2038		210,000	281,345
EQT Corp.
4.875%, 11/15/2021		645,000	659,662
Exco Resources, Inc.
7.500%, 09/15/2018		875,000	783,125
Exterran Holdings Inc
7.250%, 12/01/2018		950,000	914,375
Frac Tech Services LLC
7.625%, 11/15/2018 (S)		600,000	640,500
Gazprom OAO
4.950%, 05/23/2016 (S)		625,000	656,250
7.288%, 08/16/2037		590,000	657,113
8.625%, 04/28/2034		175,000	217,473
Gazprom OAO Via Gaz Capital SA
5.999%, 01/23/2021 (S)		250,000	263,438
6.605%, 02/13/2018	EUR	100,000	146,819
8.146%, 04/11/2018		$200,000	235,750
Helix Energy Solutions Group, Inc.
9.500%, 01/15/2016 (S)		325,000	341,250
Hess Corp.
6.000%, 01/15/2040		280,000	338,935
7.875%, 10/01/2029		238,000	328,220
8.125%, 02/15/2019		55,000	71,589
Hilcorp Energy I LP
8.000%, 02/15/2020 (S)		375,000	412,500
Inergy LP
7.000%, 10/01/2018		75,000	73,875
KazMunayGas National Company
6.375%, 04/09/2021 (S)		200,000	219,772
7.000%, 05/05/2020		100,000	115,000
9.125%, 07/02/2018		1,700,000	2,114,851
Kinder Morgan Energy Partners LP
3.500%, 03/01/2016		55,000	58,317
4.150%, 03/01/2022		120,000	124,668
Kinder Morgan Finance Company LLC
5.700%, 01/05/2016		410,000	434,088
6.000%, 01/15/2018 (S)		200,000	212,250
Kinder Morgan Kansas, Inc.
6.500%, 09/01/2012		139,000	141,780
Lukoil International Finance BV
7.250%, 11/05/2019		200,000	224,000
Magellan Midstream Partners LP
4.250%, 02/01/2021		60,000	63,506
6.550%, 07/15/2019		145,000	173,464
Marathon Oil Corp.
5.900%, 03/15/2018		100,000	117,861
6.600%, 10/01/2037		50,000	63,390

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
MEG Energy Corp.
6.500%, 03/15/2021 (S)		$325,000	$347,750
Motiva Enterprises LLC
6.850%, 01/15/2040 (S)		155,000	205,132
Nabors Industries, Inc.
4.625%, 09/15/2021		255,000	267,912
5.375%, 08/15/2012		130,000	132,175
9.250%, 01/15/2019		440,000	553,826
National Gas Company of Trinidad &
Tobago, Ltd.
6.050%, 01/15/2036 (S)		105,000	101,850
National JSC Naftogaz of Ukraine
9.500%, 09/30/2014		300,000	293,625
Newfield Exploration Company
5.750%, 01/30/2022		325,000	351,813
6.875%, 02/01/2020		580,000	626,400
Niska Gas Storage US LLC
8.875%, 03/15/2018		150,000	144,000
Noble Corp.
5.875%, 06/01/2013		45,000	47,292
Noble Energy, Inc.
6.000%, 03/01/2041		365,000	433,499
Noble Holding International Ltd.
2.500%, 03/15/2017		35,000	35,343
Noble Holding International, Ltd.
3.450%, 08/01/2015		85,000	88,900
5.250%, 03/15/2042		560,000	591,045
7.375%, 03/15/2014		35,000	38,882
Novatek Finance, Ltd.
5.326%, 02/03/2016 (S)		200,000	207,750
NuStar Logistics LP
4.800%, 09/01/2020		205,000	211,768
7.650%, 04/15/2018		180,000	211,543
Oasis Petroleum, Inc.
6.500%, 11/01/2021		300,000	309,000
7.250%, 02/01/2019		150,000	159,000
Offshore Group Investments, Ltd.
11.500%, 08/01/2015		350,000	390,250
Pacific Rubiales Energy Corp.
7.250%, 12/12/2021 (S)		100,000	109,000
Peabody Energy Corp.
6.000%, 11/15/2018 (S)		425,000	445,188
6.250%, 11/15/2021 (S)		425,000	445,188
7.375%, 11/01/2016		375,000	423,750
Pemex Project Funding Master Trust
5.750%, 03/01/2018		500,000	557,500
6.250%, 08/05/2013	EUR	120,000	169,676
6.625%, 06/15/2035		$85,000	96,900
7.500%, 12/18/2013	GBP	35,000	60,128
Penn Virginia Corp.
7.250%, 04/15/2019		$525,000	480,375
10.375%, 06/15/2016		450,000	446,625
Penn Virginia Resource Partners LP
8.250%, 04/15/2018		375,000	391,875
Petrobras International Finance Company
5.375%, 01/27/2021		440,000	472,917
5.750%, 01/20/2020		360,000	396,000
5.875%, 03/01/2018		260,000	289,066
6.875%, 01/20/2040		200,000	235,275
7.875%, 03/15/2019		115,000	141,450
Petrohawk Energy Corp.
7.250%, 08/15/2018		255,000	291,656
Petroleos de Venezuela SA
4.900%, 10/28/2014		913,324	812,858
5.000%, 10/28/2015		2,741,822	2,323,694

The accompanying notes are an integral part of the financial statements.	232

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Petroleos de Venezuela SA (continued)
5.125%, 10/28/2016		$118,734	$95,878
5.250%, 04/12/2017		862,300	685,529
5.500%, 04/12/2037		215,000	129,538
8.500%, 11/02/2017 (S)		800,000	732,000
8.500%, 11/02/2017		288,200	263,703
Petroleos Mexicanos
4.875%, 01/24/2022 (S)		890,000	931,830
5.500%, 01/21/2021		420,000	460,656
6.500%, 06/02/2041		950,000	1,073,880
6.500%, 06/02/2041 (S)		200,000	226,080
8.000%, 05/03/2019		150,000	187,500
Petroleum Company of Trinidad &
Tobago, Ltd.
9.750%, 08/14/2019 (S)		200,000	243,300
Petroleum Geo-Services ASA
7.375%, 12/15/2018 (S)		450,000	472,500
Plains All American Pipeline LP
4.250%, 09/01/2012		345,000	350,064
5.750%, 01/15/2020		385,000	446,043
6.500%, 05/01/2018		200,000	240,663
Plains Exploration & Production Company
6.750%, 02/01/2022		325,000	355,875
Power Sector Assets & Liabilities
Management Corp.
7.390%, 12/02/2024		100,000	128,000
Precision Drilling Corp.
6.500%, 12/15/2021 (S)		75,000	80,063
6.625%, 11/15/2020		425,000	455,281
Quicksilver Resources, Inc.
11.750%, 01/01/2016		275,000	292,875
Range Resources Corp.
5.000%, 08/15/2022		250,000	252,500
6.750%, 08/01/2020		500,000	547,500
RDS Ultra-Deepwater, Ltd.
11.875%, 03/15/2017 (S)		300,000	325,500
Regency Energy Partners LP
6.875%, 12/01/2018		350,000	379,750
Reliance Holdings USA, Inc.
4.500%, 10/19/2020 (S)		500,000	486,698
5.400%, 02/14/2022 (S)		250,000	253,234
Repsol International Finance BV
4.625%, 10/08/2014	EUR	37,000	52,136
4.750%, 02/16/2017		55,000	78,171
Rowan Companies, Inc.
5.000%, 09/01/2017		$210,000	225,368
7.875%, 08/01/2019		230,000	273,928
Sabine Pass LNG LP
7.500%, 11/30/2016		650,000	698,750
Samson Investment Company
9.750%, 02/15/2020 (S)		550,000	578,875
SeaRiver Maritime, Inc.
Zero Coupon 09/01/2012 (Z)		315,000	311,999
SESI LLC
6.375%, 05/01/2019		525,000	551,250
7.125%, 12/15/2021 (S)		615,000	679,575
SM Energy Company
6.500%, 11/15/2021 (S)		225,000	243,000
6.625%, 02/15/2019		650,000	697,125
Southeast Supply Header LLC
4.850%, 08/15/2014 (S)		100,000	106,098
Southern Natural Gas Company
5.900%, 04/01/2017 (S)		99,000	112,055
Suncor Energy Inc.
5.390%, 03/26/2037 (S)	CAD	30,000	34,311

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Swift Energy Company
7.875%, 03/01/2022 (S)		$525,000	$548,625
8.875%, 01/15/2020		500,000	540,000
Talisman Energy, Inc.
3.750%, 02/01/2021		515,000	519,614
TMK OAO
7.750%, 01/27/2018		200,000	189,900
Total Capital SA
3.875%, 12/14/2018	GBP	10,000	17,180
Transcanada Pipelines Ltd.
0.875%, 03/02/2015		$80,000	79,729
TransCanada PipeLines Ltd.
4.650%, 10/03/2016	CAD	40,000	44,468
Transocean, Inc.
5.050%, 12/15/2016		$315,000	344,672
5.250%, 03/15/2013		325,000	334,777
Unit Corp.
6.625%, 05/15/2021		525,000	537,469
Valero Energy Corp.
6.125%, 06/15/2017		255,000	296,699
Weatherford International, Inc.
5.950%, 06/15/2012		205,000	207,377
Weatherford International, Ltd.
6.750%, 09/15/2040		270,000	320,728
9.625%, 03/01/2019		200,000	270,903
Whiting Petroleum Corp.
6.500%, 10/01/2018		50,000	53,813
Williams Partners LP
3.800%, 02/15/2015		145,000	153,416
4.125%, 11/15/2020		135,000	142,506
6.300%, 04/15/2040		400,000	499,619
WPX Energy, Inc.
6.000%, 01/15/2022 (S)		825,000	851,813

			69,395,994
Financials - 10.3%
Accellent, Inc.
10.000%, 11/01/2017		425,000	357,000
Aflac Inc.
2.650%, 02/15/2017		120,000	121,884
Ahold Finance USA, Inc.
5.875%, 03/14/2012	EUR	50,000	66,682
6.500%, 03/14/2017	GBP	30,000	54,817
Akbank TAS
5.125%, 07/22/2015 (S)		$500,000	491,017
6.500%, 03/09/2018 (S)		200,000	204,760
Alfa Bank OJSC
7.875%, 09/25/2017 (S)		220,000	226,600
7.875%, 09/25/2017		450,000	463,500
Allianz Finance II BV (6.500% to
01/13/2015, then 3 month
EURIBOR + 2.770%)
01/13/2025	EUR	95,000	133,213
Ally Financial, Inc.
5.500%, 02/15/2017		$350,000	354,534
6.250%, 12/01/2017		550,000	568,571
7.500%, 09/15/2020		475,000	523,094
8.000%, 03/15/2020		425,000	481,313
American Express Centurion Bank
5.550%, 10/17/2012		100,000	102,911
American Express Credit Corp.
5.125%, 08/25/2014		335,000	367,011
American International Group, Inc.
4.250%, 09/15/2014		580,000	600,367
5.450%, 05/18/2017		110,000	116,930

The accompanying notes are an integral part of the financial statements.	233

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
American International Group, Inc. (continued)
5.850%, 01/16/2018		$105,000	$113,226
Ameriprise Financial, Inc.
7.300%, 06/28/2019		365,000	446,377
AmSouth Bank NA
5.200%, 04/01/2015		450,000	441,000
ANZ National International, Ltd.
2.375%, 12/21/2012 (S)		165,000	166,958
AON Financial Services Luxembourg SA
6.250%, 07/01/2014	EUR	50,000	71,694
Assured Guaranty Municipal
Holdings, Inc. (6.400% to 12/15/2036,
then 1 month LIBOR + 2.215%)
12/15/2066 (S)		$675,000	489,375
Aviv Healthcare Properties LP
7.750%, 02/15/2019		150,000	153,375
Aviva PLC (6.875% to 05/22/2018, then
3 month EURIBOR + 3.350%)
05/22/2038	EUR	50,000	61,511
AXA SA (5.250% to 04/16/2020, then
3 month EURIBOR + 3.050%)
04/16/2040		100,000	111,994
BAA Funding, Ltd.
4.875%, 07/15/2021 (S)		$585,000	591,279
5.225%, 02/15/2023	GBP	50,000	84,037
Banca Monte Dei Paschi Di Siena SpA
4.125%, 11/11/2013	EUR	150,000	198,885
Banco Bilbao Vizcaya Argentaria SA
3.000%, 10/09/2014		250,000	332,489
Banco Bradesco SA/Cayman Islands
4.125%, 05/16/2016 (S)		$200,000	203,500
Banco de Credito del Peru
4.750%, 03/16/2016 (S)		200,000	204,000
5.375%, 09/16/2020 (S)		300,000	303,000
Banco de Galicia y Buenos Aires
8.750%, 05/04/2018 (S)		200,000	191,000
Banco Del Estado De Chile
3.875%, 02/08/2022 (S)		330,000	327,525
Banco Do Estado Do Rio Grande Do Sul
7.375%, 02/02/2022 (S)		400,000	416,909
Banco Santander SA
4.625%, 01/20/2016	EUR	500,000	692,416
BanColombia SA
4.250%, 01/12/2016		$100,000	101,220
Bank Nederlandse Gemeenten
2.500%, 01/18/2016	EUR	727,000	998,172
4.125%, 06/28/2016		570,000	832,451
Bank of America Corp.
1.973%, 01/30/2014 (P)		$350,000	340,817
4.750%, 04/03/2017	EUR	150,000	201,520
5.500%, 12/04/2019	GBP	40,000	63,794
5.650%, 05/01/2018		$1,030,000	1,068,777
5.750%, 08/15/2016		210,000	214,507
6.500%, 08/01/2016		325,000	351,345
Bank of Montreal
6.170%, 03/28/2023 (P)	CAD	30,000	35,553
Bank of Nova Scotia
2.550%, 01/12/2017		$410,000	424,378
2.740%, 12/01/2016	CAD	30,000	30,755
3.340%, 03/25/2015		70,000	73,596
Banque du Liban
10.000%, 04/25/2015		$100,000	117,750
Barclays Bank PLC
4.000%, 10/07/2019	EUR	400,000	574,578
4.875%, 08/13/2019		150,000	214,840

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Barclays Bank PLC (continued)
5.200%, 07/10/2014		$880,000	$934,410
5.250%, 05/27/2014	EUR	50,000	70,983
5.750%, 08/17/2021	GBP	50,000	86,330
6.000%, 01/14/2021	EUR	125,000	157,962
6.750%, 05/22/2019		$280,000	321,558
BB&T Corp.
5.700%, 04/30/2014		285,000	313,318
BBVA Senior Finance SAU
4.875%, 01/23/2014	EUR	100,000	137,307
Berkshire Hathaway Finance Corp.
4.250%, 01/15/2021		$660,000	722,627
Berkshire Hathaway, Inc.
2.200%, 08/15/2016		385,000	395,004
BPCE SA
2.375%, 10/04/2013 (S)		975,000	956,744
BR Properties SA
9.000%, 10/17/2015 (S)		200,000	208,220
Canadian Imperial Bank of Commerce
2.650%, 11/08/2016	CAD	30,000	30,636
Capital One Financial Corp.
2.125%, 07/15/2014		$510,000	511,329
7.375%, 05/23/2014		225,000	250,404
CB Richard Ellis Services, Inc.
6.625%, 10/15/2020		275,000	292,188
CBRE Services, Inc.
11.625%, 06/15/2017		200,000	231,000
Central China Real Estate, Ltd.
12.250%, 10/20/2015		500,000	502,500
CIT Group, Inc.
4.750%, 02/15/2015 (S)		1,675,000	1,700,125
5.500%, 02/15/2019 (S)		1,475,000	1,506,344
6.625%, 04/01/2018 (S)		1,025,000	1,104,438
7.000%, 05/01/2016 to 05/01/2017		1,601,595	1,601,628
Citigroup Finance Canada, Inc.
6.750%, 09/22/2014	CAD	45,000	48,828
Citigroup, Inc.
1.511%, 04/01/2014 (P)		$610,000	598,720
3.500%, 08/05/2015	EUR	110,000	148,145
4.587%, 12/15/2015		$220,000	233,035
4.750%, 05/31/2017	EUR	50,000	57,955
5.375%, 08/09/2020		$350,000	380,972
5.500%, 10/15/2014		190,000	204,061
6.125%, 05/15/2018		830,000	927,219
6.250%, 09/02/2019	GBP	70,000	123,341
6.400%, 03/27/2013	EUR	110,000	152,414
6.500%, 08/19/2013		$270,000	286,114
7.375%, 06/16/2014	EUR	50,000	73,026
Citigroup, Inc. (4.750% to 02/10/2014,
then 3 month EURIBOR + 1.400%)
02/10/2019		40,000	46,630
Cloverie PLC (7.500% until 07/24/2019,
then 3 month EURIBOR + 5.850%)
07/24/2039		100,000	142,928
CNA Financial Corp.
5.875%, 08/15/2020		$330,000	358,413
6.500%, 08/15/2016		140,000	157,072
CNH Capital, Inc.
6.250%, 11/01/2016 (S)		700,000	752,500
Commonwealth Bank of Australia
2.750%, 10/15/2012 (S)		110,000	111,233
3.625%, 10/14/2014	CAD	50,000	51,228
5.500%, 08/06/2019	EUR	75,000	106,143

The accompanying notes are an integral part of the financial statements.	234

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
4.250%, 01/16/2017	EUR	50,000	$71,244
Country Garden Holdings Company, Ltd.
11.125%, 02/23/2018 (S)		$450,000	452,250
11.250%, 04/22/2017 (S)		100,000	101,380
Credit Suisse AG
6.125%, 08/05/2013	EUR	50,000	70,467
Credit Suisse Group Finance
Guernsey, Ltd.
6.375%, 06/07/2013		44,000	61,203
Credit Suisse/London
5.125%, 09/18/2017		125,000	183,548
Daimler Finance North America LLC
4.375%, 03/21/2013		100,000	137,640
Danske Bank A/S
4.750%, 06/04/2014		75,000	104,940
Deutsche Bank AG
4.875%, 09/24/2012		50,000	67,975
5.125%, 01/31/2013		35,000	47,811
5.375%, 10/12/2012		$380,000	389,437
Discover Financial Services
10.250%, 07/15/2019		245,000	312,398
DnB NOR Bank ASA
3.875%, 06/29/2020	EUR	75,000	102,662
E*Trade Financial Corp.
6.750%, 06/01/2016		$300,000	305,250
7.875%, 12/01/2015		450,000	459,563
E*Trade Financial Corp., PIK
12.500%, 11/30/2017		1,741,000	2,028,265
Eurohypo AG
4.500%, 01/21/2013 (S)	EUR	342,000	469,680
European Investment Bank
8.750%, 08/25/2017	GBP	360,000	754,976
Federal Realty Investment Trust
5.900%, 04/01/2020		$55,000	62,021
6.000%, 07/15/2012		95,000	96,496
Fifth Third Bancorp
3.625%, 01/25/2016		320,000	338,102
6.250%, 05/01/2013		380,000	401,265
8.250%, 03/01/2038		270,000	345,830
GE Capital Canada Funding Company
5.730%, 10/22/2037	CAD	35,000	39,754
GE Capital European Funding
4.625%, 02/22/2027	EUR	100,000	140,107
GE Capital European Funding Company
3.500%, 02/14/2013		110,000	149,796
5.250%, 05/18/2015		145,000	212,849
GE Capital Trust IV (4.625% to
09/15/2016 then 3 month EURIBOR
+1.600%)
09/15/2066		135,000	156,480
GE Capital UK Funding Company
5.625%, 12/12/2014 to 04/25/2019	GBP	80,000	138,917
General Electric Capital Corp.
1.213%, 04/07/2014 (P)		$610,000	608,387
2.100%, 01/07/2014		560,000	571,183
4.625%, 01/07/2021		755,000	819,601
5.300%, 02/11/2021		400,000	440,589
5.875%, 01/14/2038		450,000	502,189
6.875%, 01/10/2039		415,000	511,353
General Shopping Finance, Ltd.
10.000%, 11/09/2015 (Q) (S)		200,000	207,418
10.000%, 11/09/2015 (Q)		20,000	20,751

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
GMAC International Finance BV
7.500%, 04/21/2015	EUR	100,000	$136,561
GTB Finance B.V.
7.500%, 05/19/2016 (S)		$200,000	207,600
HBOS PLC
6.000%, 11/01/2033 (S)		420,000	308,763
HBOS PLC (4.375% to 10/30/2014, then
3 month EURIBOR + 1.36%)
10/30/2019	EUR	59,000	59,347
Health Care REIT, Inc.
4.700%, 09/15/2017		$160,000	168,979
Healthcare Realty Trust, Inc.
5.750%, 01/15/2021		150,000	155,993
Hospitality Properties Trust
5.625%, 03/15/2017		225,000	239,813
7.875%, 08/15/2014		145,000	159,337
Host Hotels & Resorts LP
5.875%, 06/15/2019		475,000	513,000
6.000%, 10/01/2021 (S)		250,000	272,188
6.750%, 06/01/2016		300,000	310,125
HSBC Bank Canada
3.558%, 10/04/2017	CAD	35,000	36,848
HSBC Bank PLC
1.625%, 08/12/2013 (S)		$185,000	184,592
3.875%, 10/24/2018	EUR	200,000	280,824
HSBC Bank USA NA
4.625%, 04/01/2014		$100,000	105,718
HSBC Covered Bonds France
3.375%, 01/20/2017	EUR	250,000	348,055
HSBC Holdings PLC
5.100%, 04/05/2021		$800,000	875,308
6.500%, 05/02/2036		50,000	55,172
HSBC Holdings PLC (9.875% to
04/08/2013, then 3 month UK
GILT + 2.500%)
04/08/2018	GBP	60,000	102,008
HSBC USA, Inc.
2.375%, 02/13/2015		$170,000	172,404
HUB International Holdings, Inc.
9.000%, 12/15/2014 (S) (T)		550,000	562,375
10.250%, 06/15/2015 (S)		1,200,000	1,230,000
Hypothekenbank in Essen AG
3.875%, 11/21/2013	EUR	421,000	584,736
Icahn Enterprises LP
8.000%, 01/15/2018 (S)		$575,000	609,500
Inter-American Development Bank
4.400%, 01/26/2026	CAD	410,000	458,544
International Bank For Reconstruction &
Development
3.875%, 05/20/2019	EUR	297,000	448,257
International Lease Finance Corp.
8.625%, 01/15/2022		$350,000	393,419
8.875%, 09/01/2017		625,000	707,813
Intesa Sanpaolo SpA (4.375% to
06/26/2013, then 3 month
EURIBOR + 1.000%)
06/26/2018	EUR	50,000	60,320
iPayment Inc.
10.250%, 05/15/2018		$625,000	596,875
IPIC GMTN Ltd.
5.875%, 03/14/2021	EUR	100,000	136,401
IRSA Inversiones y Representaciones SA
11.500%, 07/20/2020 (S)		$347,000	367,943
Jefferies Group, Inc.
5.125%, 04/13/2018		40,000	37,400

The accompanying notes are an integral part of the financial statements.	235

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Jefferies Group, Inc. (continued)
8.500%, 07/15/2019		$155,000	$166,625
JPMorgan Chase & Company
1.296%, 05/02/2014 (P)		420,000	420,039
3.400%, 06/24/2015		260,000	273,550
3.700%, 01/20/2015		245,000	260,123
4.500%, 01/24/2022		1,095,000	1,163,114
5.250%, 01/14/2015	EUR	100,000	145,168
6.300%, 04/23/2019		$95,000	111,652
JPMorgan Chase & Company (4.375% to
11/12/2014, then 3 month
EURIBOR + 1.500%)
11/12/2019	EUR	100,000	125,905
Kazakhstan Temir Zholy Finance BV
7.000%, 05/11/2016		$250,000	276,888
Kazkommertsbank JSC
8.500%, 05/11/2018 (S)		400,000	346,000
KBC Internationale
Financieringsmaatschappij NV
3.875%, 03/31/2015	EUR	70,000	92,731
KeyCorp
3.750%, 08/13/2015		$450,000	474,229
5.100%, 03/24/2021		165,000	179,308
Kilroy Realty LP
4.800%, 07/15/2018		315,000	323,966
5.000%, 11/03/2015		225,000	235,562
6.625%, 06/01/2020		295,000	328,895
Kreditanstalt fuer Wiederaufbau
4.375%, 07/04/2018	EUR	575,000	883,794
4.700%, 06/02/2037	CAD	245,000	272,448
5.500%, 12/07/2015	GBP	525,000	955,459
6.000%, 08/20/2020	AUD	1,327,000	1,475,246
KWG Property Holding, Ltd.
12.500%, 08/18/2017		$100,000	93,035
12.750%, 03/30/2016		400,000	379,873
Legal & General Group PLC (4.000% to
06/08/2015 then 3 month EURIBOR
+1.700%)
06/08/2025	EUR	60,000	71,784
Lincoln National Corp.
4.850%, 06/24/2021		$290,000	309,417
Lloyds TSB Bank PLC
4.375%, 01/12/2015 (S)		250,000	255,348
6.375%, 06/17/2016	EUR	160,000	231,601
6.500%, 03/24/2020		150,000	182,087
MassMutual Global Funding II
3.625%, 07/16/2012 (S)		$354,000	357,834
Merrill Lynch & Company, Inc.
4.450%, 01/31/2014	EUR	60,000	81,057
7.750%, 05/14/2038		$265,000	286,148
MetLife Institutional Funding II
1.481%, 04/04/2014 (S)		365,000	364,861
MetLife, Inc.
1.781%, 08/06/2013 (P)		225,000	227,006
4.750%, 02/08/2021		150,000	166,313
Metropolitan Life Global Funding I
4.625%, 05/16/2017	EUR	100,000	142,297
Morgan Stanley
2.161%, 01/24/2014 (P)		$650,000	624,170
3.450%, 11/02/2015		245,000	240,300
4.000%, 07/24/2015		190,000	190,184
4.100%, 01/26/2015		405,000	405,665
4.200%, 11/20/2014		75,000	75,280
4.900%, 02/23/2017	CAD	45,000	44,741
5.000%, 05/02/2019	EUR	150,000	195,928

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley (continued)
5.125%, 11/30/2015	GBP	100,000	$162,345
5.375%, 08/10/2020	EUR	100,000	129,210
6.000%, 04/28/2015		$615,000	647,872
6.625%, 04/01/2018		100,000	106,043
MPT Operating Partnership LP
6.375%, 02/15/2022		200,000	206,500
6.875%, 05/01/2021		350,000	372,094
MU Finance PLC
8.375%, 02/01/2017 (S)		300,000	323,250
8.750%, 02/01/2017 (S)	GBP	50,000	85,113
National Australia Bank, Ltd.
2.350%, 11/16/2012 (S)		$215,000	217,198
5.375%, 12/08/2014	GBP	50,000	86,160
National Rural Utilities
Cooperative Finance Corp.
1.000%, 02/02/2015		$50,000	50,189
1.125%, 11/01/2013		150,000	151,169
Nationwide Building Society
3.750%, 01/20/2015	EUR	100,000	136,979
4.375%, 02/28/2022		250,000	360,357
5.625%, 09/09/2019	GBP	50,000	85,374
New York Life Funding
5.125%, 02/03/2015		50,000	86,045
New York Life Global Funding
2.450%, 07/14/2016 (S)		$340,000	352,524
4.375%, 01/19/2017	EUR	100,000	144,070
Nordea Bank AB
1.750%, 10/04/2013 (S)		$195,000	194,241
2.125%, 01/14/2014 (S)		200,000	198,820
2.500%, 11/13/2012 (S)		165,000	166,264
3.750%, 02/24/2017	EUR	100,000	140,757
4.875%, 05/13/2021 (S)		$650,000	624,985
Nordea Hypotek AB
3.500%, 01/18/2017	EUR	294,000	419,945
Northumbrian Water Finance PLC
6.000%, 10/11/2017	GBP	10,000	18,547
Nuveen Investments, Inc.
5.500%, 09/15/2015		$825,000	771,375
10.500%, 11/15/2015 (S)		350,000	364,000
10.500%, 11/15/2015		1,510,000	1,577,950
Ohio National Financial Services, Inc.
6.350%, 04/01/2013 (S)		15,000	15,574
OJSC Russian Agricultural Bank
6.299%, 05/15/2017		200,000	210,860
Omega Healthcare Investors, Inc.
6.750%, 10/15/2022		475,000	513,594
Pacific Life Funding LLC
5.125%, 01/20/2015	GBP	50,000	83,788
PNC Funding Corp.
5.625%, 02/01/2017		$115,000	127,719
6.700%, 06/10/2019		345,000	426,446
Principal Financial Global
Funding II LLC
4.500%, 01/26/2017	EUR	50,000	67,826
Principal Financial Group, Inc.
6.050%, 10/15/2036		$180,000	193,379
7.875%, 05/15/2014		385,000	432,944
8.875%, 05/15/2019		135,000	174,009
ProLogis LP
4.500%, 08/15/2017		330,000	339,262
6.625%, 12/01/2019		185,000	207,979
Promsvyazbank OJSC
6.200%, 04/25/2014 (S)		400,000	392,219

The accompanying notes are an integral part of the financial statements.	236

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Promsvyazbank OJSC Via PSB
Finance SA
6.200%, 04/25/2014		$200,000	$196,750
Provident Companies, Inc.
7.000%, 07/15/2018		380,000	410,192
Provident Funding Associates LP
10.125%, 02/15/2019 (S)		125,000	95,313
10.250%, 04/15/2017 (S)		350,000	341,250
Province Of Manitoba Canada
1.300%, 04/03/2017		380,000	379,236
Prudential Financial, Inc.
2.750%, 01/14/2013		95,000	96,514
3.625%, 09/17/2012		425,000	431,381
4.750%, 09/17/2015		465,000	506,617
Rabobank Nederland NV
4.125%, 01/14/2020	EUR	150,000	209,105
Raymond James Financial, Inc.
4.250%, 04/15/2016		$120,000	124,477
RCI Banque SA
2.451%, 04/11/2014 (S)		195,000	188,204
4.375%, 01/27/2015	EUR	148,000	204,769
4.600%, 04/12/2016 (S)		$435,000	426,672
Reckson Operating Partnership LP
6.000%, 03/31/2016		245,000	257,395
Regency Centers LP
5.875%, 06/15/2017		120,000	134,096
6.000%, 06/15/2020		165,000	186,176
Regions Bank
7.500%, 05/15/2018		600,000	654,000
Regions Financial Corp.
5.750%, 06/15/2015		310,000	316,801
Reinsurance Group of America, Inc.
5.000%, 06/01/2021		240,000	249,876
5.625%, 03/15/2017		150,000	162,977
6.450%, 11/15/2019		250,000	282,587
Reliance Intermediate Holdings LP
9.500%, 12/15/2019 (S)		425,000	469,625
Rouse Company LP
6.750%, 05/01/2013 (S)		100,000	102,625
6.750%, 11/09/2015		625,000	653,906
Royal Bank of Canada
0.867%, 04/17/2014 (P)		410,000	411,076
4.625%, 01/22/2018	EUR	390,000	591,769
Royal Bank of Canada (4.350% to
06/15/2015, then 3 month
CDOR + 1.410%)
06/15/2020	CAD	50,000	53,193
Royal Bank of Scotland Group PLC
5.250%, 05/15/2013	EUR	60,000	81,928
Santander Issuances S.A. Unipersonal
(4.500% to 09/30/2014, then 3 month
EURIBOR + 0.860%)
09/30/2019		100,000	105,252
Santander Issuances S.A. Unipersonal
(4.750% to 05/29/2014, then 3 month
EURIBOR + 0.800%)
05/29/2019		100,000	105,785
Schaeffler Finance BV
7.750%, 02/15/2017 (S)		$200,000	212,750
8.500%, 02/15/2019 (S)		200,000	216,500
Simon Property Group LP
2.800%, 01/30/2017		295,000	306,766
Skandinaviska Enskilda Banken AB
3.750%, 05/19/2016	EUR	100,000	138,957
6.625%, 07/09/2014	GBP	50,000	86,917

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
SLM Corp.
4.750%, 03/17/2014	EUR	100,000	$130,607
5.050%, 11/14/2014		$75,000	76,504
5.125%, 08/27/2012		515,000	520,444
5.375%, 05/15/2014		500,000	518,522
6.000%, 01/25/2017		865,000	893,059
6.250%, 01/25/2016		960,000	1,003,304
8.450%, 06/15/2018		915,000	1,024,800
Societe Financement de l’Economie
Francaise
3.250%, 01/16/2014	EUR	278,000	384,639
Societe Generale SA
2.500%, 01/15/2014 (S)		$205,000	200,840
5.250%, 03/28/2013	EUR	100,000	137,774
5.400%, 01/30/2018	GBP	25,000	35,264
6.125%, 08/20/2018	EUR	50,000	65,928
Springleaf Finance Corp.
6.900%, 12/15/2017		$425,000	329,375
Standard Bank PLC
8.125%, 12/02/2019		700,000	745,395
Standard Chartered Bank
5.875%, 09/26/2017	EUR	200,000	288,179
Standard Chartered PLC
3.850%, 04/27/2015 (S)		$355,000	368,111
State Street Corp.
0.830%, 03/07/2014 (P)		270,000	270,212
Sumitomo Mitsui Banking Corp.
1.900%, 01/12/2015 (S)		420,000	424,128
SunTrust Banks, Inc.
3.600%, 04/15/2016		305,000	316,186
Svenska Handelsbanken AB
4.875%, 03/25/2014	EUR	75,000	106,700
5.500%, 05/26/2016	GBP	50,000	87,806
Synovus Financial Corp.
5.125%, 06/15/2017		$500,000	455,000
7.875%, 02/15/2019		150,000	153,750
The Goldman Sachs Group, Inc.
1.527%, 02/07/2014 (P)		580,000	566,401
3.625%, 02/07/2016		485,000	486,805
3.700%, 08/01/2015		160,000	163,191
4.500%, 01/30/2017	EUR	150,000	200,012
5.125%, 10/16/2014		100,000	138,995
5.250%, 12/15/2015	GBP	10,000	16,581
5.750%, 01/24/2022		$325,000	339,146
6.125%, 02/14/2017	GBP	20,000	33,870
6.250%, 02/01/2041		$255,000	262,793
6.375%, 05/02/2018	EUR	35,000	50,308
6.750%, 10/01/2037		$190,000	190,102
7.500%, 02/15/2019		140,000	159,340
The Royal Bank of Scotland PLC
3.400%, 08/23/2013		910,000	923,677
5.375%, 09/30/2019	EUR	150,000	201,046
5.750%, 05/21/2014		50,000	70,117
The Toronto-Dominion Bank
0.739%, 07/26/2013 (P)		$135,000	135,403
0.867%, 07/14/2014 (P)		135,000	135,502
2.500%, 07/14/2016		430,000	446,373
The Toronto-Dominion Bank (5.69% to
06/03/2013 then 3 month
CDOR + 1.000%)
06/03/2018	CAD	65,000	68,704
TNK-BP Finance SA
6.625%, 03/20/2017		$150,000	164,250
7.250%, 02/02/2020 (S)		100,000	113,250

The accompanying notes are an integral part of the financial statements.	237

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Toyota Motor Credit Corp.
2.000%, 09/15/2016		$375,000	$381,987
4.000%, 12/07/2017	GBP	10,000	17,185
TransCapitalInvest, Ltd.
8.700%, 08/07/2018		$290,000	352,350
Tube City IMS Corp.
9.750%, 02/01/2015		575,000	590,094
Turkiye Garanti Bankasi AS
6.250%, 04/20/2021 (S)		400,000	402,000
U.S. Bancorp
2.200%, 11/15/2016		435,000	446,508
3.442%, 02/01/2016		450,000	465,299
UBS AG
1.553%, 01/28/2014 (P)		250,000	246,816
6.000%, 04/18/2018	EUR	50,000	76,064
UBS AG (4.250% to 09/16/2014, then
3 month EURIBOR + 1.260%)
09/16/2019		70,000	90,584
UBS AG/London
6.375%, 07/20/2016	GBP	25,000	44,554
UniCredit SpA
4.250%, 07/29/2016	EUR	232,000	313,951
Unum Group
5.625%, 09/15/2020		$115,000	122,144
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)		105,000	115,660
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)		325,000	333,938
USI Holdings Corp.
9.750%, 05/15/2015 (S)		225,000	225,563
VEB Finance, Ltd.
6.902%, 07/09/2020 (S)		105,000	112,760
Ventas Realty LP
3.125%, 11/30/2015		255,000	262,014
Verisure Holding AB
8.750%, 09/01/2018 (S)	EUR	100,000	134,562
Wachovia Bank NA
4.875%, 02/01/2015		$250,000	270,422
Wells Fargo & Co
1.250%, 02/13/2015		335,000	334,345
Wells Fargo & Company
4.600%, 04/01/2021		270,000	297,743
Westpac Banking Corp.
2.100%, 08/02/2013		200,000	202,559
4.875%, 09/28/2012	EUR	75,000	101,893
5.000%, 10/21/2019	GBP	50,000	85,792
Weyerhaeuser Company
8.500%, 01/15/2025		$475,000	549,613
Wind Acquisition Holdings Finance SA,
PIK
12.250%, 07/15/2017 (S)		213,407	186,198
Woodside Finance, Ltd.
4.500%, 11/10/2014 (S)		245,000	256,639
WPP Finance UK
8.000%, 09/15/2014		65,000	75,070
WT Finance Australia Pty, Ltd.
3.625%, 06/27/2012	EUR	50,000	66,829
Zions Bancorporation
7.750%, 09/23/2014		$215,000	230,124

			111,229,530
Health Care - 2.1%
Accellent, Inc.
8.375%, 02/01/2017		75,000	76,031

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
AMERIGROUP Corp.
7.500%, 11/15/2019		$450,000	$495,000
AmerisourceBergen Corp.
3.500%, 11/15/2021		160,000	167,462
5.625%, 09/15/2012		385,000	394,160
Amgen, Inc.
2.500%, 11/15/2016		145,000	149,733
Aristotle Holding, Inc.
2.750%, 11/21/2014 (S)		245,000	251,122
3.900%, 02/15/2022 (S)		255,000	260,676
Bausch & Lomb, Inc.
9.875%, 11/01/2015		75,000	78,656
Baxter International Inc.
1.850%, 01/15/2017		85,000	86,782
Biomet, Inc.
11.625%, 10/15/2017		1,480,000	1,615,050
Boston Scientific Corp.
4.500%, 01/15/2015		630,000	675,063
Capella Healthcare, Inc.
9.250%, 07/01/2017		625,000	645,313
Capsugel Financeco SCA
9.875%, 08/01/2019 (S)	EUR	600,000	859,333
Cardinal Health, Inc.
4.625%, 12/15/2020		$435,000	479,257
5.500%, 06/15/2013		280,000	295,581
Community Health Systems, Inc.
8.000%, 11/15/2019 (S)		995,000	1,057,188
8.875%, 07/15/2015		331,000	346,723
Crown Newco 3 PLC
7.000%, 02/15/2018 (S)	GBP	200,000	313,407
DaVita, Inc.
6.375%, 11/01/2018		$300,000	318,000
Express Scripts, Inc.
3.125%, 05/15/2016		535,000	553,148
5.250%, 06/15/2012		400,000	404,808
6.250%, 06/15/2014		245,000	269,789
Fresenius Medical
Care US Finance II, Inc.
5.625%, 07/31/2019 (S)		525,000	559,125
5.875%, 01/31/2022 (S)		300,000	316,500
Gilead Sciences Inc
3.050%, 12/01/2016		135,000	142,178
Gilead Sciences Inc.
2.400%, 12/01/2014		150,000	155,448
Grifols, Inc.
8.250%, 02/01/2018		225,000	244,125
HCA, Inc.
7.500%, 02/15/2022		1,525,000	1,650,813
8.500%, 04/15/2019		100,000	112,000
Health Management Associates, Inc.
7.375%, 01/15/2020 (S)		300,000	312,750
IASIS Healthcare LLC
8.375%, 05/15/2019		575,000	549,125
InVentiv Health, Inc.
10.000%, 08/15/2018 (S)		625,000	567,125
Kindred Healthcare, Inc.
8.250%, 06/01/2019		350,000	328,563
Life Technologies Corp.
3.375%, 03/01/2013		315,000	321,085
3.500%, 01/15/2016		180,000	183,109
4.400%, 03/01/2015		460,000	480,719
LifePoint Hospitals, Inc.
6.625%, 10/01/2020		150,000	161,250
MedAssets, Inc.
8.000%, 11/15/2018		300,000	321,750

The accompanying notes are an integral part of the financial statements.	238

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Medco Health Solutions, Inc.
2.750%, 09/15/2015		$135,000	$136,735
Merck Financial Services GmbH
3.375%, 03/24/2015	EUR	100,000	139,745
MultiPlan, Inc.
9.875%, 09/01/2018 (S)		$500,000	543,438
Mylan, Inc.
7.625%, 07/15/2017 (S)		200,000	221,375
Ontex IV SA
7.500%, 04/15/2018 (S)	EUR	625,000	766,072
Radiation Therapy Services, Inc.
9.875%, 04/15/2017		$300,000	224,250
Select Medical Corp.
7.625%, 02/01/2015		400,000	399,000
Tenet Healthcare Corp.
6.250%, 11/01/2018 (S)		625,000	666,406
8.875%, 07/01/2019		25,000	28,500
Teva Pharmaceutical Finance III BV
1.067%,03/21/2014 (P)		350,000	350,114
UnitedHealth Group, Inc.
1.875%, 11/15/2016		100,000	101,775
3.875%, 10/15/2020		190,000	206,575
4.625%, 11/15/2041		290,000	305,819
4.700%, 02/15/2021		200,000	231,061
Universal Health Services, Inc.
7.000%, 10/01/2018		100,000	107,000
Universal Hospital Services, Inc., PIK
8.500%, 06/01/2015		100,000	103,000
Vanguard Health
Holding Company II LLC
7.750%, 02/01/2019		325,000	333,125
8.000%, 02/01/2018		400,000	421,000
Vanguard Health Systems, Inc.
Zero Coupon 02/01/2016 (Z)		17,000	11,178
Warner Chilcott Co., LLC
7.750%, 09/15/2018		175,000	185,500
Watson Pharmaceuticals, Inc.
5.000%, 08/15/2014		260,000	277,609
WellPoint, Inc.
4.350%, 08/15/2020		270,000	295,301
6.000%, 02/15/2014		470,000	513,694
6.800%, 08/01/2012		150,000	153,783

			22,920,002
Industrials - 3.3%
ACCO Brands Corp.
10.625%, 03/15/2015		125,000	137,970
Adecco International Financial
Services BV
4.750%, 04/13/2018	EUR	100,000	141,402
Aeropuertos Argentina 2000 SA
10.750%, 12/01/2020 (S)		$96,000	102,480
Aguila 3 SA
7.875%, 01/31/2018 (S)		300,000	315,375
Air Jamaica, Ltd.
9.375%, 07/08/2015		57,500	59,225
Aircastle, Ltd.
9.750%, 08/01/2018		450,000	507,375
9.750%, 08/01/2018 (S)		200,000	224,500
Amsted Industries, Inc.
8.125%, 03/15/2018 (S)		200,000	216,000
Associated Materials LLC
9.125%, 11/01/2017		575,000	566,375
Autoroutes du Sud de la France
7.375%, 03/20/2019	EUR	100,000	165,660

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Avis Budget Car Rental LLC
7.625%, 05/15/2014		$360,000	$363,600
9.625%, 03/15/2018		75,000	81,750
BE Aerospace, Inc.
8.500%, 07/01/2018		450,000	500,063
Bombardier, Inc.
6.125%, 05/15/2021 (S)	EUR	100,000	135,228
Burlington Northern Santa Fe LLC
5.050%, 03/01/2041		$100,000	109,632
5.400%, 06/01/2041		345,000	404,907
Canadian National Railway Company
2.850%, 12/15/2021		70,000	71,009
Canadian Pacific Railway Company
7.250%, 05/15/2019		260,000	312,697
Case New Holland, Inc.
7.875%, 12/01/2017		450,000	528,750
Caterpillar Financial Services Corp.
0.871%, 04/01/2014 (P)		400,000	402,172
CEVA Group PLC
8.375%, 12/01/2017 (S)		325,000	324,188
Cie de St-Gobain
4.000%, 10/08/2018	EUR	100,000	141,350
Clondalkin Acquisition BV
2.546%, 12/15/2013 (S)		$75,000	70,875
Coleman Cable, Inc.
9.000%, 02/15/2018		325,000	336,375
Columbus McKinnon Corp.
7.875%, 02/01/2019		150,000	157,125
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 07/08/2016		168,103	191,637
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 11/10/2019		231,715	257,203
Continental Airlines 2009-2 Class B Pass
Through Trust
9.250%, 05/10/2017		83,823	88,852
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 01/12/2021		132,400	138,358
Continental Airlines, Inc.
6.750%, 09/15/2015 (S)		525,000	530,250
CSX Corp.
5.750%, 03/15/2013		175,000	183,657
Danaher European Finance Company
4.500%, 07/22/2013	EUR	50,000	69,124
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022		$102,611	112,492
Delta Air Lines 2009-1 Class A Pass
Through Trust
7.750%, 12/17/2019		65,793	74,347
Delta Air Lines 2010-2 Class A Pass
Through Trust
4.950%, 05/23/2019		114,386	121,249
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019		85,000	90,100
Delta Air Lines, Inc.
9.500%, 09/15/2014 (S)		317,000	339,983
12.250%, 03/15/2015 (S)		1,025,000	1,104,438
DP World Sukuk, Ltd.
6.250%, 07/02/2017		550,000	574,750
6.250%, 07/02/2017 (S)		970,000	1,013,650

The accompanying notes are an integral part of the financial statements.	239

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
DP World, Ltd.
6.850%, 07/02/2037		$100,000	$95,000
Ducommun, Inc.
9.750%, 07/15/2018		300,000	318,000
Dycom Investments, Inc.
7.125%, 01/15/2021		375,000	385,313
ERAC USA Finance LLC
2.250%, 01/10/2014 (S)		110,000	110,135
2.750%, 07/01/2013 (S)		250,000	253,576
4.500%, 08/16/2021 (S)		60,000	61,480
5.250%, 10/01/2020 (S)		350,000	379,335
5.800%, 10/15/2012 (S)		507,000	521,318
Euramax International, Inc.
9.500%, 04/01/2016		400,000	361,000
Experian Finance PLC
4.750%, 02/04/2020	EUR	100,000	148,109
Fiat Industrial Finance Europe SA
6.250%, 03/09/2018		425,000	566,935
Florida East Coast Holdings Corp., PIK
10.500%, 08/01/2017		$87,237	69,790
Florida East Coast Railway Corp.
8.125%, 02/01/2017		225,000	227,250
FTI Consulting, Inc.
7.750%, 10/01/2016		425,000	442,531
G4S PLC
7.750%, 05/13/2019	GBP	50,000	97,030
Garda World Security Corp.
9.750%, 03/15/2017 (S)		$250,000	263,750
GATX Corp.
3.500%, 07/15/2016		440,000	450,332
4.850%, 06/01/2021		410,000	426,035
General Electric Capital Corp.
2.375%, 06/30/2015		235,000	239,576
Georgian Railway LLC
9.875%, 07/22/2015		200,000	208,840
Greater Toronto Airports Authority
6.470%, 02/02/2034 (S)	CAD	25,000	34,012
Icahn Enterprises LP
8.000%, 01/15/2018		$400,000	424,000
Interline Brands, Inc.
7.000%, 11/15/2018		175,000	184,844
International Lease Finance Corp.
5.750%, 05/15/2016		600,000	611,276
6.500%, 09/01/2014 (S)		200,000	213,000
6.625%, 11/15/2013		490,000	505,925
8.250%, 12/15/2020		450,000	501,628
John Deere Capital Corp.
2.750%, 03/15/2022		315,000	315,518
John Deere Credit, Inc.
5.450%, 09/16/2015 (S)	CAD	40,000	44,820
Kansas City Southern de
Mexico SA de CV
6.125%, 06/15/2021		$175,000	189,000
6.625%, 12/15/2020		100,000	110,000
8.000%, 02/01/2018		400,000	443,000
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017		525,000	565,688
L-3 Communications Corp.
4.750%, 07/15/2020		580,000	600,571
6.375%, 10/15/2015		100,000	102,250
Legrand SA
4.250%, 02/24/2017	EUR	50,000	70,504
MAN SE
7.250%, 05/20/2016		25,000	40,203

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Manpower, Inc.
4.750%, 06/14/2013	EUR	50,000	$68,163
Masco Corp.
5.850%, 03/15/2017		$325,000	326,788
6.125%, 10/03/2016		225,000	235,494
Maxim Crane Works LP
12.250%, 04/15/2015 (S)		200,000	188,000
McJunkin Red Man Corp.
9.500%, 12/15/2016		575,000	618,125
MPL 2 Acquisition Canco, Inc.
9.875%, 08/15/2018 (S)		225,000	200,813
National Express Group PLC
6.250%, 01/13/2017	GBP	50,000	87,545
Nortek, Inc.
8.500%, 04/15/2021		$625,000	604,688
10.000%, 12/01/2018		375,000	394,688
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/2021 (S)		98,000	104,860
Odebrecht Finance, Ltd.
6.000%, 04/05/2023 (S)		200,000	204,500
OI European Group BV
6.750%, 09/15/2020 (S)	EUR	100,000	141,224
Oshkosh Corp.
8.250%, 03/01/2017		$275,000	298,375
Owens Corning
9.000%, 06/15/2019		150,000	183,326
Plastipak Holdings, Inc.
10.625%, 08/15/2019 (S)		175,000	197,750
Ply Gem Industries, Inc.
8.250%, 02/15/2018		400,000	387,000
RBS Global, Inc.
8.500%, 05/01/2018		200,000	215,500
Rearden G Holdings EINS GmbH
7.875%, 03/30/2020 (S)		350,000	365,750
Rentokil Initial PLC
4.625%, 03/27/2014	EUR	100,000	138,171
5.750%, 03/31/2016	GBP	50,000	83,946
Republic Services, Inc.
5.700%, 05/15/2041		$600,000	711,373
Rolls-Royce PLC
7.375%, 06/14/2016	GBP	25,000	48,815
Roper Industries, Inc.
6.250%, 09/01/2019		$355,000	423,181
6.625%, 08/15/2013		150,000	160,269
Schaeffler Finance BV
8.750%, 02/15/2019 (S)	EUR	100,000	143,886
Securitas AB
6.500%, 04/02/2013		50,000	69,885
Sequa Corp.
11.750%, 12/01/2015 (S)		$325,000	345,313
13.500%, 12/01/2015 (S)		125,000	133,438
Sigma Alimentos SA de CV
5.625%, 04/14/2018 (S)		300,000	311,250
Southwest Airlines Company
5.125%, 03/01/2017		385,000	414,286
5.250%, 10/01/2014		190,000	202,930
6.500%, 03/01/2012		510,000	510,000
Spirit Aerosystems, Inc.
7.500%, 10/01/2017		125,000	135,938
SPX Corp.
6.875%, 09/01/2017		250,000	277,500
Terex Corp.
8.000%, 11/15/2017		575,000	602,313
10.875%, 06/01/2016		25,000	28,406

The accompanying notes are an integral part of the financial statements.	240

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
The Manitowoc Company, Inc.
8.500%, 11/01/2020		$175,000	$195,125
Tomkins LLC
9.000%, 10/01/2018		82,000	90,610
TransDigm, Inc.
7.750%, 12/15/2018		475,000	522,500
U.S. Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023		101,611	101,865
Union Pacific Corp.
4.750%, 09/15/2041		405,000	441,081
United Air Lines, Inc.
12.000%, 11/01/2013 (S)		100,000	106,000
UR Financing Escrow Corp.
5.750%, 07/15/2018 (S)		250,000	255,625
USG Corp.
8.375%, 10/15/2018 (S)		50,000	51,500
Valmont Industries, Inc.
6.625%, 04/20/2020		320,000	373,388
Verisk Analytics, Inc.
5.800%, 05/01/2021		260,000	282,454
Votorantim Cimentos SA
5.250%, 04/28/2017 (S)	EUR	50,000	69,946
7.250%, 04/05/2041 (S)		$840,000	840,840
Waste Management, Inc.
2.600%, 09/01/2016		110,000	113,193
WM Finance Corp.
9.500%, 06/15/2016 (S)		100,000	110,500
Xefin Lux SCA
8.000%, 06/01/2018 (S)	EUR	200,000	267,792

			35,233,655
Information Technology - 1.9%
Advanced Micro Devices, Inc.
7.750%, 08/01/2020		$275,000	304,906
8.125%, 12/15/2017		100,000	109,750
Affiliated Computer Services, Inc.
5.200%, 06/01/2015		130,000	140,143
Agilent Technologies, Inc.
2.500%, 07/15/2013		70,000	71,185
5.000%, 07/15/2020		145,000	161,409
Alcatel-Lucent
6.375%, 04/07/2014	EUR	100,000	136,561
Anixter, Inc.
10.000%, 03/15/2014		$300,000	327,000
Aspect Software, Inc.
10.625%, 05/15/2017		150,000	161,625
Avaya, Inc., PIK
10.125%, 11/01/2015		1,250,000	1,253,125
Broadcom Corp.
1.500%, 11/01/2013		75,000	75,922
2.375%, 11/01/2015		140,000	146,054
CDW LLC
8.500%, 04/01/2019		525,000	561,750
12.535%, 10/12/2017		1,425,000	1,553,250
Cisco Systems, Inc.
5.500%, 02/22/2016		395,000	463,035
CommScope, Inc.
8.250%, 01/15/2019 (S)		925,000	973,563
Eagle Parent, Inc.
8.625%, 05/01/2019 (S)		500,000	517,500
Earthlink, Inc.
8.875%, 05/15/2019		200,000	189,500
Equinix, Inc.
7.000%, 07/15/2021		800,000	884,000

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
Equinix, Inc. (continued)
8.125%, 03/01/2018		$325,000	$362,781
Fidelity National
Information Services, Inc.
7.625%, 07/15/2017 (S)		100,000	108,625
7.625%, 07/15/2017		545,000	594,731
7.875%, 07/15/2020		200,000	225,000
First Data Corp.
7.375%, 06/15/2019 (S)		725,000	733,156
8.875%, 08/15/2020 (S)		75,000	81,188
12.625%, 01/15/2021		2,350,000	2,467,500
Fiserv, Inc.
3.125%, 06/15/2016		440,000	453,755
Freescale Semiconductor, Inc.
8.050%, 02/01/2020		75,000	74,250
Hewlett-Packard Company
2.350%, 03/15/2015		220,000	225,133
2.625%, 12/09/2014		150,000	155,533
3.000%, 09/15/2016		465,000	485,812
4.650%, 12/09/2021		150,000	161,693
Hughes Satellite Systems Corp.
6.500%, 06/15/2019		475,000	503,500
7.625%, 06/15/2021		475,000	515,375
iGate Corp.
9.000%, 05/01/2016		975,000	1,060,313
International Business Machines Corp.
1.250%, 02/06/2017		170,000	169,418
Jabil Circuit, Inc.
5.625%, 12/15/2020		145,000	154,425
Lender Processing Services, Inc.
8.125%, 07/01/2016		450,000	469,125
MEMC Electronic Materials, Inc.
7.750%, 04/01/2019		575,000	487,313
NXP BV
9.750%, 08/01/2018 (S)		400,000	452,500
Sensata Technologies BV
6.500%, 05/15/2019 (S)		450,000	475,875
SunGard Data Systems, Inc.
10.250%, 08/15/2015		75,000	78,188
10.625%, 05/15/2015		175,000	185,500
Telefonaktiebolaget LM Ericsson
5.000%, 06/24/2013	EUR	50,000	69,355
Tencent Holdings Ltd.
4.625%, 12/12/2016 (S)		$300,000	301,930
Viasat, Inc.
8.875%, 09/15/2016		150,000	162,000
Xerox Corp.
1.318%, 05/16/2014 (P)		105,000	103,510
5.500%, 05/15/2012		135,000	136,182
5.650%, 05/15/2013		170,000	178,522
6.350%, 05/15/2018		350,000	403,161
8.250%, 05/15/2014		130,000	146,003

			20,211,630
Materials - 3.1%
AEP Industries, Inc.
8.250%, 04/15/2019		250,000	266,250
AK Steel Corp.
7.625%, 05/15/2020		475,000	477,969
Akzo Nobel NV
7.250%, 03/27/2015	EUR	75,000	115,523
Allegheny Technologies, Inc.
5.950%, 01/15/2021		$435,000	481,284
9.375%, 06/01/2019		165,000	212,658

The accompanying notes are an integral part of the financial statements.	241

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
ALROSA Finance SA
7.750%, 11/03/2020 (S)		$325,000	$344,906
7.750%, 11/03/2020		200,000	212,250
Anglo American Capital PLC
2.150%, 09/27/2013 (S)		210,000	209,515
ArcelorMittal
3.750%, 02/25/2015 to 08/05/2015		305,000	310,115
4.500%, 02/25/2017		570,000	573,372
5.375%, 06/01/2013		705,000	731,382
9.375%, 06/03/2016	EUR	50,000	79,178
Ball Corp.
7.375%, 09/01/2019		$250,000	278,750
Barrick Gold Finance Company LLC
6.125%, 09/15/2013		300,000	323,391
Barrick North America Finance LLC
5.700%, 05/30/2041		665,000	784,896
BHP Billiton Finance USA Ltd.
1.000%, 02/24/2015		475,000	476,556
Boise Paper Holdings LLC
8.000%, 04/01/2020		150,000	164,625
9.000%, 11/01/2017		200,000	220,000
Building Materials Corp. of America
6.750%, 05/01/2021 (S)		325,000	353,438
BWAY Holding Company
10.000%, 06/15/2018		250,000	277,500
Carpenter Technology Corp.
5.200%, 07/15/2021		295,000	293,233
Cascades, Inc.
7.750%, 12/15/2017		350,000	358,750
7.875%, 01/15/2020		700,000	707,000
Celulosa Arauco y Constitucion SA
4.750%, 01/11/2022 (S)		200,000	202,486
5.000%, 01/21/2021		190,000	197,148
Cemex Finance Europe BV
4.750%, 03/05/2014	EUR	525,000	641,192
Cemex Finance LLC
9.500%, 12/14/2016 (S)		$905,000	891,425
9.500%, 12/14/2016		100,000	98,500
Cemex SAB de CV
5.579%, 09/30/2015 (S)		230,000	202,975
9.000%, 01/11/2018 (S)		100,000	92,500
China Shanshui Cement Group
8.500%, 05/25/2016		400,000	397,000
China Shanshui Cement Group, Ltd.
8.500%, 05/25/2016 (S)		250,000	248,125
Clarendon Alumina Production, Ltd.
8.500%, 11/16/2021		95,238	95,238
Clearwater Paper Corp.
7.125%, 11/01/2018		150,000	159,750
10.625%, 06/15/2016		200,000	227,250
Corp. Nacional del Cobre de Chile
3.750%, 11/04/2020 (S)		315,000	322,465
7.500%, 01/15/2019 (S)		130,000	165,739
CRH America, Inc.
5.300%, 10/15/2013		140,000	146,941
CRH Finance, Ltd.
7.375%, 05/28/2014	EUR	100,000	147,060
Crown European Holdings SA
7.125%, 08/15/2018 (S)		200,000	285,445
7.125%, 08/15/2018		50,000	71,361
Domtar Corp.
9.500%, 08/01/2016		$50,000	60,750
Ecolab Inc.
2.375%, 12/08/2014		170,000	175,726

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Ecolab, Inc.
3.000%, 12/08/2016		$470,000	$494,020
Exopack Holding Corp.
10.000%, 06/01/2018		275,000	291,500
FMG Resources August 2006 Pty, Ltd.
7.000%, 11/01/2015 (S)		475,000	502,313
8.250%, 11/01/2019 (S)		950,000	1,049,750
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 04/01/2017		280,000	293,099
Graphic Packaging International, Inc.
7.875%, 10/01/2018		300,000	330,000
9.500%, 06/15/2017		150,000	166,875
HeidelbergCement Finance BV
8.000%, 01/31/2017	EUR	175,000	262,413
Hexion US Finance Corp.
8.875%, 02/01/2018		$375,000	388,125
9.000%, 11/15/2020		175,000	171,500
Holcim US Finance Sarl & Cie SCS
6.000%, 12/30/2019 (S)		555,000	575,210
Huntsman International LLC
8.625%, 03/15/2020 to 03/15/2021		800,000	904,000
Ineos Finance PLC
8.375%, 02/15/2019 (S)		550,000	584,375
9.000%, 05/15/2015 (S)		200,000	212,000
International Paper Company
4.750%, 02/15/2022		455,000	495,526
JMC Steel Group
8.250%, 03/15/2018 (S)		475,000	495,781
Kerling PLC
10.625%, 02/01/2017	EUR	50,000	64,617
10.625%, 02/01/2017 (S)		325,000	420,007
Koppers, Inc.
7.875%, 12/01/2019		$200,000	214,000
Linde Finance BV
6.500%, 01/29/2016	GBP	45,000	84,237
LyondellBasell Industries NV
6.000%, 11/15/2021 (S)		$400,000	439,000
Mercer International, Inc.
9.500%, 12/01/2017		475,000	496,375
Metalloinvest Finance, Ltd.
6.500%, 07/21/2016 (S)		300,000	299,250
Mirabela Nickel, Ltd.
8.750%, 04/15/2018 (S)		300,000	259,500
Momentive Performance Materials, Inc.
9.000%, 01/15/2021		175,000	161,438
11.500%, 12/01/2016		725,000	609,000
New World Resources BV
7.875%, 05/01/2018 (S)	EUR	275,000	371,878
New World Resources NV
7.875%, 05/01/2018		50,000	67,614
Newcrest Finance Pty, Ltd.
4.450%, 11/15/2021 (S)		$435,000	445,969
Novelis, Inc.
8.750%, 12/15/2020		475,000	529,625
PolyOne Corp.
7.375%, 09/15/2020		200,000	215,500
Rexam PLC (6.750% to 06/29/2017, then
3 month EURIBOR + 2.900%)
06/29/2067	EUR	150,000	195,348
Rhodia SA
6.875%, 09/15/2020 (S)		$200,000	221,000
7.000%, 05/15/2018	EUR	50,000	73,943
Rio Tinto Finance USA, Ltd.
4.125%, 05/20/2021		$400,000	436,934
8.950%, 05/01/2014		240,000	280,181

The accompanying notes are an integral part of the financial statements.	242

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Rock-Tenn Company
4.450%, 03/01/2019 (S)		$100,000	$101,643
4.900%, 03/01/2022 (S)		145,000	147,506
Ryerson Holding Corp.
Zero Coupon 02/01/2015 (Z)		2,300,000	931,500
Ryerson, Inc.
12.000%, 11/01/2015		600,000	618,000
Severstal Columbus LLC
10.250%, 02/15/2018		375,000	411,563
Severstal OAO Via Steel Capital SA
6.700%, 10/25/2017 (S)		175,000	176,366
Smurfit Kappa Acquisitions Company
7.750%, 11/15/2019 (S)	EUR	54,000	77,520
Solutia, Inc.
7.875%, 03/15/2020		$325,000	381,063
8.750%, 11/01/2017		325,000	368,063
Southern Copper Corp.
7.500%, 07/27/2035		200,000	234,768
Steel Dynamics, Inc.
7.750%, 04/15/2016		50,000	52,000
Summit Materials LLC
10.500%, 01/31/2020 (S)		375,000	387,188
Teck Resources, Ltd.
9.750%, 05/15/2014		25,000	29,856
10.250%, 05/15/2016		80,000	92,068
Texas Industries, Inc.
9.250%, 08/15/2020		300,000	288,000
The Dow Chemical Company
2.500%, 02/15/2016		545,000	561,100
8.550%, 05/15/2019		440,000	585,132
Thompson Creek Metals Company, Inc.
7.375%, 06/01/2018		225,000	215,438
Vale Overseas, Ltd.
4.375%, 01/11/2022		615,000	637,096
6.250%, 01/23/2017		160,000	184,772
Vulcan Materials Company
7.500%, 06/15/2021		425,000	473,344
West China Cement, Ltd.
7.500%, 01/25/2016 (S)		200,000	176,500

			33,314,006
Telecommunication Services - 3.7%
America Movil SAB de CV
2.375%, 09/08/2016		600,000	612,728
3.625%, 03/30/2015		150,000	158,250
4.125%, 10/25/2019	EUR	100,000	142,489
5.625%, 11/15/2017		$275,000	323,179
8.460%, 12/18/2036	MXN	1,000,000	73,565
American Tower Corp.
4.625%, 04/01/2015		$380,000	402,943
7.250%, 05/15/2019		355,000	407,794
Ameritech Capital Funding, Inc.
6.550%, 01/15/2028		130,000	145,857
AT&T, Inc.
0.875%, 02/13/2015		175,000	174,630
5.550%, 08/15/2041		995,000	1,165,419
5.875%, 04/28/2017	GBP	50,000	92,764
Bell Canada
5.000%, 02/15/2017 (S)	CAD	30,000	33,429
British Telecommunications PLC
6.500%, 07/07/2015	EUR	50,000	76,097
8.625%, 03/26/2020	GBP	40,000	83,707
CC Holdings GS V LLC
7.750%, 05/01/2017 (S)		$470,000	512,300

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
CenturyLink, Inc.
7.875%, 08/15/2012		$115,000	$118,265
Cincinnati Bell, Inc.
7.000%, 02/15/2015		450,000	454,500
Cricket Communications, Inc.
7.750%, 05/15/2016 to 10/15/2020		1,175,000	1,183,125
10.000%, 07/15/2015		325,000	343,688
Crown Castle Towers LLC
4.523%, 01/15/2015 (S)		333,000	346,683
6.113%, 01/15/2020 (S)		240,000	270,161
Deutsche Telekom
International Finance BV
6.000%, 01/20/2017	EUR	30,000	46,771
7.125%, 09/26/2012	GBP	30,000	49,088
Digicel Group, Ltd.
10.500%, 04/15/2018 (S)		$900,000	981,000
Digicel, Ltd.
8.250%, 09/01/2017 (S)		375,000	397,500
Eileme 2 AB
11.625%, 01/31/2020 (S)		450,000	472,500
Eutelsat SA
4.125%, 03/27/2017	EUR	100,000	140,955
France Telecom SA
8.000%, 12/20/2017	GBP	15,000	30,333
GCI, Inc.
6.750%, 06/01/2021		$275,000	278,438
Goodman Networks, Inc.
12.125%, 07/01/2018 (S)		300,000	304,500
GTP Acquisition Partners I LLC
4.347%, 06/15/2016 (S)		275,000	275,721
7.628%, 06/15/2016 (S)		375,000	367,059
Intelsat Jackson Holdings SA
7.250%, 04/01/2019 to 10/15/2020		550,000	578,438
8.500%, 11/01/2019		355,000	389,613
Intelsat Luxembourg SA
11.250%, 02/04/2017		1,650,000	1,701,563
Intelsat Luxembourg SA, PIK
11.500%, 02/04/2017 (S)		750,000	765,000
11.500%, 02/04/2017		150,000	154,500
Koninklijke KPN NV
4.750%, 01/17/2017	EUR	80,000	115,604
Level 3 Communications, Inc.
11.875%, 02/01/2019		$350,000	398,125
Level 3 Financing, Inc.
8.625%, 07/15/2020 (S)		550,000	587,125
8.750%, 02/15/2017		200,000	209,000
9.375%, 04/01/2019		475,000	524,875
MetroPCS Wireless, Inc.
6.625%, 11/15/2020		450,000	463,500
7.875%, 09/01/2018		850,000	911,625
Nextel Communications, Inc.
7.375%, 08/01/2015		425,000	419,688
Nielsen Finance LLC
11.625%, 02/01/2014		163,000	189,488
NII Capital Corp.
7.625%, 04/01/2021		525,000	536,813
8.875%, 12/15/2019		224,000	241,360
10.000%, 08/15/2016		356,000	405,840
Oi SA
9.750%, 09/15/2016 (S)	BRL	300,000	173,824
OTE PLC
4.625%, 05/20/2016	EUR	300,000	265,210
PAETEC Holding Corp.
8.875%, 06/30/2017		$325,000	354,250
9.875%, 12/01/2018		175,000	196,000

The accompanying notes are an integral part of the financial statements.	243

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Qwest Communications International, Inc.
7.500%, 02/15/2014		$450,000	$451,575
Qwest Corp.
7.500%, 10/01/2014		175,000	194,345
Rogers Communications, Inc.
5.380%, 11/04/2019	CAD	25,000	28,675
6.250%, 06/15/2013		$175,000	186,770
Sable International Finance Ltd.
8.750%, 02/01/2020 (S)		200,000	212,500
Sable International Finance, Ltd.
7.750%, 02/15/2017 (S)		250,000	259,375
Satmex Escrow SA de CV
9.500%, 05/15/2017		575,000	595,125
SBA Telecommunications, Inc.
8.000%, 08/15/2016		25,000	26,938
8.250%, 08/15/2019		150,000	165,000
SBA Tower Trust
4.254%, 04/15/2015 (S)		280,000	288,135
Sprint Nextel Corp.
7.000%, 03/01/2020 (S)		525,000	533,531
9.000%, 11/15/2018 (S)		1,370,000	1,527,550
9.125%, 03/01/2017 (S)		975,000	978,656
11.500%, 11/15/2021 (S)		325,000	354,250
Sunrise Communications International SA
7.000%, 12/31/2017 (S)	EUR	100,000	141,224
Syniverse Holdings, Inc.
9.125%, 01/15/2019		$625,000	681,250
TDC A/S
3.500%, 02/23/2015	EUR	100,000	139,285
Telecom Italia Capital SA
5.250%, 11/15/2013		$1,035,000	1,050,525
6.175%, 06/18/2014		270,000	278,100
Telecom Italia SpA
5.250%, 02/10/2022	EUR	50,000	63,214
8.250%, 03/21/2016		50,000	75,070
Telefonica Emisiones SAU
2.582%, 04/26/2013		$200,000	199,954
3.661%, 09/18/2017	EUR	100,000	131,132
3.992%, 02/16/2016		$415,000	417,555
4.693%, 11/11/2019	EUR	50,000	67,957
5.375%, 02/02/2018	GBP	50,000	80,999
5.855%, 02/04/2013		$170,000	175,705
5.877%, 07/15/2019		70,000	72,945
6.221%, 07/03/2017		200,000	212,993
Telekom Finanzmanagement GmbH
6.375%, 01/29/2016	EUR	46,000	68,948
Telemar Norte Leste SA
5.125%, 12/15/2017		100,000	135,561
Telesat Canada
11.000%, 11/01/2015		$500,000	533,125
12.500%, 11/01/2017		600,000	669,000
Telstra Corp. Ltd.
6.125%, 08/06/2014	GBP	10,000	17,432
TELUS Corp.
4.950%, 03/15/2017	CAD	25,000	27,830
Thomson Reuters Corp.
5.200%, 12/01/2014		40,000	43,856
TPSA Eurofinance France SA
6.000%, 05/22/2014	EUR	100,000	143,896
Trilogy International Partners LLC
10.250%, 08/15/2016 (S)		$175,000	155,313
TVN Finance Corp II AB
10.750%, 11/15/2017	EUR	100,000	140,558
UPC Holding BV
9.875%, 04/15/2018 (S)		$350,000	388,500

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
UPCB Finance V, Ltd.
7.250%, 11/15/2021 (S)		$450,000	$473,625
UPCB Finance, Ltd.
7.625%, 01/15/2020 (S)	EUR	275,000	386,533
Verizon Virginia, Inc.
4.625%, 03/15/2013		$505,000	524,864
Vimpel Communications Via VIP
Finance Ireland, Ltd.
7.748%, 02/02/2021		800,000	796,800
7.748%, 02/02/2021 (S)		475,000	473,100
VimpelCom Holdings BV
7.504%, 03/01/2022 (S)		600,000	588,300
Virgin Media Finance PLC
5.250%, 02/15/2022		225,000	229,500
Vivendi SA
4.875%, 12/02/2019	EUR	100,000	144,132
Vodafone Group PLC
8.125%, 11/26/2018	GBP	50,000	104,661
West Corp.
7.875%, 01/15/2019		$300,000	324,375
8.625%, 10/01/2018		650,000	713,375
Wind Acquisition Finance SA
7.250%, 02/15/2018 (S)		400,000	390,000
11.750%, 07/15/2017 (S)	EUR	275,000	359,971
11.750%, 07/15/2017		100,000	130,898
11.750%, 07/15/2017 (S)		$250,000	256,250
Wind Acquisition Holdings Finance SA
12.250%, 07/15/2017 (S)	EUR	50,000	57,955
12.250%, 07/15/2017		$250,000	218,125
Windstream Corp.
7.875%, 11/01/2017		1,075,000	1,212,063

			39,345,758
Utilities - 2.8%
Abu Dhabi National Energy Company
5.620%, 10/25/2012 (S)		380,000	388,740
AES Andres Dominicana Ltd.
9.500%, 11/12/2020		200,000	208,500
AGL Capital Corp.
5.250%, 08/15/2019		300,000	345,140
Allegheny Energy Supply Company LLC
6.750%, 10/15/2039 (S)		330,000	364,352
8.250%, 04/15/2012 (S)		95,000	95,677
AmeriGas Finance LLC
6.750%, 05/20/2020		225,000	231,750
7.000%, 05/20/2022		875,000	897,969
Appalachian Power Company
5.650%, 08/15/2012		170,000	173,529
6.375%, 04/01/2036		115,000	142,680
Black Hills Corp.
6.500%, 05/15/2013		145,000	152,127
9.000%, 05/15/2014		115,000	129,141
Calpine Corp.
7.500%, 02/15/2021 (S)		675,000	732,375
7.875%, 07/31/2020 (S)		475,000	524,875
Centrais Eletricas Brasileiras SA
5.750%, 10/27/2021 (S)		960,000	1,044,000
Centrais Eletricas do Para SA
10.500%, 06/03/2016 (H) (S)		200,000	100,032
Centrica PLC
5.125%, 12/10/2014	GBP	50,000	86,896
7.125%, 12/09/2013	EUR	50,000	73,172
CEZ AS
5.000%, 10/19/2021		50,000	73,699
5.750%, 05/26/2015		50,000	74,185

The accompanying notes are an integral part of the financial statements.	244

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Cia de Saneamento Basico do Estado de
Sao Paulo
6.250%, 12/16/2020 (S)		$200,000	$211,000
CMS Energy Corp.
6.250%, 02/01/2020		105,000	115,050
8.750%, 06/15/2019		100,000	121,398
Comision Federal De Electricidad
5.750%, 02/14/2042 (S)		700,000	701,750
Commonwealth Edison Company
1.625%, 01/15/2014		250,000	254,030
1.950%, 09/01/2016		80,000	81,132
Constellation Energy Group, Inc.
5.150%, 12/01/2020		510,000	573,635
Consumers Energy Company
6.000%, 02/15/2014		160,000	174,388
Dominion Resources, Inc.
1.950%, 08/15/2016		130,000	132,663
DPL, Inc.
6.500%, 10/15/2016 (S)		450,000	490,500
7.250%, 10/15/2021 (S)		975,000	1,111,500
DTE Energy Company
1.180%, 06/03/2013 (P)		185,000	185,592
Dubai Electricity & Water Authority
7.375%, 10/21/2020 (S)		100,000	104,644
Duke Energy Corp.
2.150%, 11/15/2016		290,000	296,231
E.CL SA
5.625%, 01/15/2021 (S)		100,000	108,285
E.ON International Finance BV
5.500%, 01/19/2016	EUR	80,000	121,508
5.750%, 05/07/2020		60,000	98,291
6.000%, 10/30/2019	GBP	50,000	95,582
Eastern Power Networks PLC
5.750%, 03/08/2024		20,000	35,999
EDF SA
4.600%, 01/27/2020 (S)		$300,000	317,675
6.250%, 01/25/2021	EUR	50,000	81,406
6.875%, 12/12/2022	GBP	50,000	98,886
EDP Finance BV
5.375%, 11/02/2012 (S)		$555,000	554,168
Empresa de Energia de Bogota SA
6.125%, 11/10/2021 (S)		400,000	420,000
Enel Finance International NV
3.875%, 10/07/2014 (S)		250,000	252,783
5.125%, 10/07/2019 (S)		480,000	476,231
Enel SpA
5.250%, 01/14/2015	EUR	55,000	77,507
ENN Energy Holdings, Ltd.
6.000%, 05/13/2021 (S)		$200,000	192,059
Enogex LLC
6.250%, 03/15/2020 (S)		175,000	196,934
EQT Corp.
8.125%, 06/01/2019		235,000	278,631
Eskom Holdings, Ltd.
5.750%, 01/26/2021 (S)		768,000	824,640
5.750%, 01/26/2021		200,000	214,750
Exelon Generation Company LLC
6.250%, 10/01/2039		335,000	409,113
Ferrellgas LP
6.500%, 05/01/2021		1,050,000	929,250
FirstEnergy Corp.
7.375%, 11/15/2031		55,000	70,067
FirstEnergy Solutions Corp.
4.800%, 02/15/2015		320,000	345,798

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Florida Gas Transmission Company LLC
4.000%, 07/15/2015 (S)		$75,000	$78,206
Foresight Energy LLC
9.625%, 08/15/2017 (S)		625,000	665,625
Gas Natural Capital Markets SA
4.125%, 01/26/2018	EUR	100,000	133,149
5.250%, 07/09/2014		100,000	140,238
GDF Suez
5.625%, 01/18/2016		75,000	114,424
GenOn Energy, Inc.
7.875%, 06/15/2017		$75,000	69,563
9.500%, 10/15/2018		925,000	883,375
Georgia Power Company
1.300%, 09/15/2013		200,000	202,276
Great Plains Energy, Inc.
2.750%, 08/15/2013		160,000	161,469
Hydro One Inc.
5.360%, 05/20/2036	CAD	25,000	30,799
Iberdrola Finance Ireland, Ltd.
3.800%, 09/11/2014 (S)		$305,000	313,476
Ipalco Enterprises, Inc.
5.000%, 05/01/2018		85,000	85,956
Israel Electric Corp., Ltd.
9.375%, 01/28/2020		250,000	282,469
Korea Gas Corp.
6.250%, 01/20/2042 (S)		200,000	221,896
Korea Hydro & Nuclear Power
Company, Ltd.
3.125%, 09/16/2015 (S)		495,000	500,352
LG&E and KU Energy LLC
2.125%, 11/15/2015		350,000	348,847
Majapahit Holding BV
7.750%, 01/20/2020		550,000	672,375
8.000%, 08/07/2019 (S)		100,000	122,500
Massachusetts Electric Company
5.900%, 11/15/2039 (S)		290,000	351,531
Monongahela Power Company
5.700%, 03/15/2017 (S)		45,000	50,470
National Grid Gas PLC
6.000%, 06/07/2017	GBP	20,000	37,383
National Grid PLC
5.000%, 07/02/2018	EUR	62,000	93,767
6.500%, 04/22/2014		50,000	73,256
National Power Corp.
6.875%, 11/02/2016		$100,000	115,750
9.625%, 05/15/2028		135,000	190,350
Nevada Power Company
6.650%, 04/01/2036		210,000	278,011
6.750%, 07/01/2037		245,000	330,293
NiSource Finance Corp.
5.400%, 07/15/2014		205,000	223,520
5.950%, 06/15/2041		215,000	241,837
6.150%, 03/01/2013		43,000	45,276
6.250%, 12/15/2040		185,000	212,440
10.750%, 03/15/2016		185,000	238,019
Northeast Utilities
5.650%, 06/01/2013		370,000	388,530
Northern States Power Company
5.350%, 11/01/2039		60,000	73,532
NRG Energy, Inc.
7.625%, 01/15/2018		225,000	227,813
NV Energy, Inc.
6.250%, 11/15/2020		30,000	32,777
Ohio Power Company
5.750%, 09/01/2013		95,000	101,651

The accompanying notes are an integral part of the financial statements.	245

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Oncor Electric Delivery Company LLC
4.550%, 12/01/2041 (S)		$275,000	$275,202
ONEOK, Inc.
4.250%, 02/01/2022		200,000	206,013
Pennsylvania Electric Company
6.150%, 10/01/2038		240,000	276,631
Piedmont Natural Gas Company, Inc.
6.000%, 12/19/2033		15,000	17,651
PNM Resources, Inc.
9.250%, 05/15/2015		187,000	213,648
PPL WEM Holdings PLC
3.900%, 05/01/2016 (S)		425,000	445,387
PSEG Power LLC
2.750%, 09/15/2016		85,000	86,371
Public Service Company of Oklahoma
5.150%, 12/01/2019		205,000	231,736
RusHydro Finance, Ltd.
7.875%, 10/28/2015	RUB	7,300,000	245,375
RWE Finance BV
6.375%, 06/03/2013	GBP	30,000	50,397
6.625%, 01/31/2019	EUR	50,000	83,274
Scottish Power UK PLC
8.375%, 02/20/2017	GBP	20,000	39,811
Sempra Energy
1.306%, 03/15/2014 (P)		$285,000	284,634
Severn Trent Utilities Finance PLC
5.250%, 03/11/2016	EUR	65,000	96,446
6.125%, 02/26/2024	GBP	14,000	26,497
Sierra Pacific Power Company
5.450%, 09/01/2013		$190,000	201,586
Southern Company
1.950%, 09/01/2016		115,000	116,627
Tampa Electric Company
6.150%, 05/15/2037		100,000	123,059
TECO Finance, Inc.
5.150%, 03/15/2020		325,000	365,122
6.572%, 11/01/2017		37,000	43,674
Texas Competitive Electric Holdings
Company LLC, Series B
10.250%, 11/01/2015		50,000	13,250
The AES Corp.
7.375%, 07/01/2021 (S)		500,000	570,000
9.750%, 04/15/2016		500,000	595,000
Veolia Environnement
5.250%, 06/03/2013		155,000	162,036
Veolia Environnement SA
5.125%, 05/24/2022	EUR	40,000	58,795
5.375%, 05/28/2018		35,000	52,467
Virginia Electric and Power Company
5.100%, 11/30/2012		$210,000	217,079
Westar Energy, Inc.
5.100%, 07/15/2020		185,000	211,607

			30,234,491

TOTAL CORPORATE BONDS (Cost $421,275,314)			$439,733,062

CAPITAL PREFERRED SECURITIES - 0.2%
Consumer Staples - 0.0%
Land O’Lakes Capital Trust I
7.450%, 03/15/2028 (S)		450,000	433,125
Financials - 0.2%
JPMorgan Chase Capital XXVII
7.000%, 11/01/2039		450,000	459,000
JPMorgan Chase Capital XVIII
6.950%, 08/17/2036		115,000	116,967

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CAPITAL PREFERRED SECURITIES (continued)
Financials (continued)
JPMorgan Chase Capital XXII
6.450%, 02/02/2037	$145,000	$145,725
PNC Financial Services
Group, Inc. 6.750%,	510,000	537,902
The Goldman Sachs Capital I
6.345%, 02/15/2034	324,000	302,943
USB
Capital XIII Trust 6.625%, 12/15/2039	75,000	75,995

		1,638,532

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $1,985,266)		$2,071,657

MUNICIPAL BONDS - 0.5%
Bay Area Toll Authority (California)
6.263%, 04/01/2049	200,000	266,566
Chicago Metropolitan Water Reclamation
District (Illinois)
5.720%, 12/01/2038	165,000	203,229
Chicago Transit Authority, Series A
(Illinois)
6.899%, 12/01/2040	245,000	299,118
City of Chicago (Illinois)
6.395%, 01/01/2040	150,000	187,875
City of New York
6.271%, 12/01/2037	115,000	146,693
5.846%, 06/01/2040	95,000	113,777
Commonwealth of Massachusetts,
Series D
4.500%, 08/01/2031	190,000	201,415
Commonwealth of Pennsylvania
5.000%, 01/01/2018	240,000	249,629
District of Columbia
5.250%, 12/01/2034	200,000	229,878
5.591%, 12/01/2034	40,000	48,432
East Bay Municipal Utility District
(California)
5.874%, 06/01/2040	135,000	170,855
Florida Hurricane Catastrophe Fund
Finance Corp.
1.029%, 10/15/2012 (P)	440,000	439,996
Guam Power Authority
7.500%, 10/01/2015	110,000	113,933
Kansas Development Finance Authority
5.501%, 05/01/2034	120,000	128,988
Los Angeles Department of Airports
(California)
7.053%, 05/15/2040	185,000	230,403
Maryland State Transportation Authority
5.888%, 07/01/2043	125,000	158,985
Metropolitan Transportation Authority
(New York)
7.336%, 11/15/2039	55,000	79,104
New York City Housing
Development Corp. (New York)
6.420%, 11/01/2027	80,000	82,073
New York City Municipal Water Finance
Authority (New York)
5.952%, 06/15/2042	95,000	125,156
Regional Transportation District
(Colorado)
5.000%, 11/01/2038	195,000	217,480

The accompanying notes are an integral part of the financial statements.	246

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
Salt River Project Agricultural
Improvement & Power District
(Arizona)
4.839%, 01/01/2041	$155,000	$177,418
San Diego County Water Authority
(California)
6.138%, 05/01/2049	100,000	129,865
State of Oregon
5.892%, 06/01/2027	60,000	73,517
Texas Transportation Commission
5.178%, 04/01/2030	240,000	287,527
Tobacco Settlement Finance Authority
(West Virginia)
7.467%, 06/01/2047	67,500	49,804
Tompkins County Industrial Development
Agency (New York)
5.000%, 07/01/2037	195,000	219,137
Utah Transit Authority
5.937%, 06/15/2039	135,000	171,141
Virginia Commonwealth Transportation
Board
5.350%, 05/15/2035	35,000	40,872
Virginia Public Building Authority
5.900%, 08/01/2030	205,000	240,787

TOTAL MUNICIPAL BONDS (Cost $4,483,349)		$5,083,653

TERM LOANS (M) - 1.1%
Consumer Discretionary - 0.3%
Academy, Ltd.
6.000%, 08/03/2018	200,000	200,036
Caesars Entertainment Operating
Company, Inc.
9.500%, 10/31/2016	846,571	872,392
Charter Communications Operating LLC
3.830%, 09/06/2016	148,485	147,317
KAR Auction Services, Inc.
5.000%, 05/19/2017	278,600	278,136
MGM Resorts International
7.000%, 02/21/2014	500,000	501,328
Reynolds Group Issuer, Inc.
8.000%, 12/15/2016 (S)	375,000	467,138
The ServiceMaster Company
2.750%, 07/24/2014	$22,234	21,928
2.826%, 07/24/2014	223,267	220,197
TWCC Holding Corp.
4.250%, 02/13/2017	238,797	239,096
Univision Communications, Inc.
4.494%, 03/31/2017	297,363	276,672

		3,224,240
Consumer Staples - 0.0%
Del Monte Corp.
4.500%, 03/08/2018	213,925	210,466
Dunkin’ Brands, Inc.
4.002%, 11/23/2017	211,698	211,033

		421,499
Financials - 0.3%
Asurion Corp.
9.000%, 05/24/2019	750,000	762,656
Bauble Holdings Corp.
3.047%, 05/29/2014	475,000	449,197
New Customer Service Companies, Inc.
9.500%, 03/22/2017	475,000	434,625
Nuveen Investments, Inc.
3.462%, 11/13/2014	328,945	326,478

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Financials (continued)
Nuveen Investments, Inc. (continued)
5.814%, 05/12/2017	$321,454	$320,651
7.000%, 03/14/2019	550,000	555,500
Springleaf Finance Funding Company
5.500%, 05/10/2017	250,000	227,292

		3,076,399
Health Care - 0.2%
Biomet, Inc.
3.455%, 03/25/2015	197,933	195,796
HCA, Inc.
3.494%, 05/01/2018	579,981	570,234
Kinetic Concepts, Inc.
7.000%, 05/04/2018	525,000	533,719
Universal Health Services, Inc.
3.750%, 11/15/2016	148,373	147,816
Warner Chilcott Company LLC
4.250%, 03/15/2018	113,429	113,225
4.250%, 03/15/2018	56,714	56,613
4.250%, 03/15/2018	77,982	77,842

		1,695,245
Industrials - 0.1%
AWAS Aviation Holdings LLC
06/10/2016	502,660	498,890
Farm Group Holdings, Inc.
10.500%, 01/29/2018	325,000	316,875
Fram Group Holdings, Inc.
6.500%, 07/28/2017	199,500	199,999
International Lease Finance Corp.
6.750%, 03/17/2015	250,000	250,588

		1,266,352
Information Technology - 0.1%
First Data Corp.
2.995%, 09/24/2014	333,484	318,755
2.995%, 09/24/2014	986,701	942,793

		1,261,548
Materials - 0.1%
Anchor Glass Container Corp.
6.000%, 03/02/2016	195,871	195,749
Global Brass and Copper, Inc.
10.251%, 08/18/2015	345,417	347,144
Sealed Air Corp.
4.750%, 10/03/2018	147,750	149,191

		692,084
Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA
5.250%, 04/02/2018	248,125	248,435
Utilities - 0.0%
NRG Energy, Inc.
4.000%, 07/02/2018	149,250	148,649

TOTAL TERM LOANS (Cost $11,827,289)		$12,034,451

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.1%
Commercial & Residential - 1.8%
Adjustable Rate Mortgage Trust,
Series 2005-8, Class 7A-31
0.484%, 11/25/2035 (P)	13,296	12,282
American Tower Trust, Series 2007-1A,
Class D 5.957%, 04/15/2037 (S)	350,000	371,080

The accompanying notes are an integral part of the financial statements.	247

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Banc of America Funding Corp.
Series 2005-A 5A1,
0.546%, 02/20/2035 (P)	$9,236	$7,412
Series BAFC 2005-B 2A1,
2.954%, 04/20/2035 (P)	242,933	179,015
Banc of America Merrill Lynch
Commercial Mortgage, Inc.
Series 2005-3, Class A2,
4.501%, 07/10/2043	157,001	156,981
Series 2007-1, Class AAB,
5.422%, 01/15/2049	292,662	314,616
5.492%, 02/10/2051	460,000	522,206
6.212%, 02/10/2051 (P)	335,000	391,858
Banc of America Mortgage Securities
Series 2005-J, Class 2A1,
2.756%, 11/25/2035 (P)	243,944	186,429
Series 2004-I, Class 3A2,
2.756%, 10/25/2034 (P)	22,050	21,804
Series 2004-H, Class 2A2,
2.758%, 09/25/2034 (P)	98,809	89,066
Series 2004-D, Class 2A2,
2.881%, 05/25/2034 (P)	41,182	35,991
Series 2004-A, Class 2A2,
2.927%, 02/25/2034 (P)	70,386	62,684
Series 2005-J, Class 3A1,
5.241%, 11/25/2035 (P)	181,171	165,659
Bear Stearns Commercial
Mortgage Securities
Series 2005-PWR9, Class AAB,
4.804%, 09/11/2042	277,140	291,308
Series 2002-TOP8, Class A2,
4.830%, 08/15/2038	292,441	295,747
Series 2005-PWR9, Class A4A,
4.871%, 09/11/2042	1,170,000	1,286,664
Series 2005-PWR7, Class A3,
5.116%, 02/11/2041 (P)	155,000	169,773
Series 2007-PW15, Class AAB,
5.315%, 02/11/2044	500,000	529,691
Series 2006-PW3, Class A4,
5.540%, 09/11/2041	628,000	711,456
Bear Stearns Commercial Mortgage
Securities, Inc., Series 2004-T14,
Class A4 5.200%, 01/12/2041 (P)	65,000	69,266
Citicorp Mortgage Securities, Inc.,
Series 2003-11, Class 2A10
5.500%, 12/25/2033	53,431	53,742
Citigroup Commercial Mortgage Trust,
Series 2004-C1, Class A4
5.361%, 04/15/2040 (P)	115,000	123,503
Citigroup/Deutsche Bank
Commercial Mortgage Trust
Series 2007-CD4, Class ASB,
5.278%, 12/11/2049	45,000	46,915
Series 2006-CD3, Class AAB,
5.608%, 10/15/2048	249,942	263,969
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class A3
6.008%, 12/10/2049 (P)	1,225,000	1,241,319
Commercial Mortgage Pass
Through Certificates
Series 2004-LB3A, Class A5,
5.360%, 07/10/2037 (P)	490,000	531,422
Series 2007-C9, Class A4,
5.813%, 12/10/2049 (P)	580,000	670,562

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Credit Suisse Mortgage Capital
Certificates, Series 2006-C5, Class A3
5.311%, 12/15/2039	$660,000	$733,408
DB-UBS Mortgage Trust,
Series 2011-LC3A, Class A2
3.642%, 08/10/2044	360,000	384,048
Fosse Master Issuer PLC, Series 2011-1A,
Class A2 1.965%, 10/18/2054 (P) (S)	720,000	721,727
GMAC Commercial
Mortgage Securities, Inc.
Series 2003-C1, Class A2,
4.079%, 05/10/2036	185,000	188,804
Series 2001-C2, Class A2,
6.700%, 04/15/2034	410	410
Greenwich Capital
Commercial Funding Corp.
Series 2005-GG3, Class A2,
4.305%, 08/10/2042	42,448	42,440
Series 2005-GG3, Class A3,
4.569%, 08/10/2042	250,000	255,546
Series 2005-GG3, Class AAB,
4.619%, 08/10/2042	83,740	86,354
GS Mortgage Securities Corp. II,
Series 2006-GG6, Class A4
5.553%, 04/10/2038 (P)	185,000	206,052
Holmes Master Issuer PLC
Series 2011-3A, Class A2,
2.117%, 10/21/2054 (P) (S)	250,000	249,661
2.165%, 10/15/2054 (P) (S)	545,000	545,430
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2011-C4, Class A1,
1.525%, 07/15/2046 (S)	86,779	86,839
Series 2011-C3A, Class A1,
1.875%, 02/15/2046 (S)	103,984	104,730
Series 2004-C1, Class A3,
4.719%, 01/15/2038	125,000	131,558
Series 2005-LDP4, Class ASB,
4.824%, 10/15/2042 (P)	353,339	370,467
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	1,115,000	1,227,822
Series 2007-C1, Class A4,
5.716%, 02/15/2051	920,000	1,028,915
LB-UBS Commercial Mortgage Trust
Series 2003-C7, Class A3,
4.559%, 09/15/2027 (P)	475,000	478,536
Series 2005-C1, Class A4,
4.742%, 02/15/2030	133,000	143,785
Series 2003-C8, Class A3,
4.830%, 11/15/2027	219,111	222,945
Series 2006-C7, Class A3,
5.347%, 11/15/2038	311,000	351,178
Series 2007-C2, Class A3,
5.430%, 02/15/2040	175,000	194,485
Merrill Lynch Mortgage Trust,
Series 2007-C1, Class A4
5.837%, 06/12/2050 (P)	815,000	916,804
Morgan Stanley Capital I
Series 2003-IQ4, Class A2,
4.070%, 05/15/2040	380,458	389,819
Series 2005-T17, Class A5,
4.780%, 12/13/2041	70,000	75,479
Series 2007-HQ11, Class A4,
5.447%, 02/12/2044 (P)	245,000	276,093

The accompanying notes are an integral part of the financial statements.	248

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Sequoia Mortgage Trust, Series 2010-H1,
Class A1 3.750%, 02/25/2040 (P)	$34,734	$35,425
Silverstone Master Issuer PLC,
Series 2011-1A, Class 1A
2.111%, 01/21/2055 (P) (S)	750,000	751,593
Vendee Mortgage Trust, Series 1996-3,
Class 4 9.601%, 03/15/2025 (P)	5,762	6,567
WaMu Mortgage Pass
Through Certificates
1.122%, 05/25/2046 (P)	101,013	77,507
Series 2005-AR12, Class 2A1,
4.830%, 09/25/2035 (P)	48,208	44,367
Wells Fargo Mortgage
Backed Securities Trust
Series 2005-AR2, Class 2A2,
2.619%, 03/25/2035 (P)	187,181	170,177
Series 2005-AR2, Class 3A1,
2.644%, 03/25/2035 (P)	91,562	88,116
Series 2003-O, Class 5A1,
4.888%, 01/25/2034 (P)	109,144	105,404

		19,494,911
U.S. Government Agency - 0.3%
Federal Home Loan Mortgage Corp.
Series 199, Class PO,
Zero Coupon 08/01/2028 (Z)	3,953	3,664
Series 3153, Class UG,
0.699%, 05/15/2036 (P)	55,689	55,706
Series 3913, CLass FA,
0.749%, 08/15/2041 (P)	402,851	402,559
Series 2568, Class KA,
4.250%, 12/15/2021	7,640	7,646
Series 2003-2627, Class IE IO,
4.500%, 04/15/2018	8,169	359
Series 2003-41, Class YV,
5.500%, 04/25/2014	93,522	96,469
Series 2005-R003, Class VA,
5.500%, 08/15/2016	278,030	289,946
Series R005, Class AB,
5.500%, 12/15/2018	65,909	67,155
Series R006, Class AK,
5.750%, 12/15/2018	66,008	67,180
Series 2006-R007, Class VA,
6.000%, 09/15/2016	103,030	104,686
Series R013, Class AB,
6.000%, 12/15/2021	16,467	16,689
Federal National Mortgage Association
Series 405, Class 2 IO,
4.000%, 10/25/2040	621,349	83,633
Series 2005-46, Class CN,
5.000%, 01/25/2020	28,849	29,074
Series 2002-84, Class VA,
5.500%, 11/25/2013	57,091	58,568
Series 2006-3136, Class PB,
6.000%, 01/15/2030	39,349	39,348
Series 319, Class 2 IO,
6.500%, 02/01/2032	14,178	2,594
Government National
Mortgage Association
Series 2009-75, Class G,
4.500%, 07/20/2030	61,933	64,931
Series 2009-28, Class EC,
4.500%, 12/16/2035	131,888	140,584

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage
Association (continued)
Series 2010-84, Class NI, IO,
4.500%, 12/20/2036	$1,797,035	$199,097
Series 2010-42, Class PI, IO,
4.500%, 09/20/2037	4,325,326	550,103
Series 2010-92, Class PI,
4.500%, 11/20/2037	582,311	79,601
Series 2010-87, Class HI, IO,
4.500%, 11/20/2038	2,862,388	388,684
Series 2010-158, Class AI, IO,
4.500%, 10/16/2039	641,602	85,594
Series 2011-88, Class EI,
4.500%, 11/20/2039	131,736	21,198
Series 2011-41 Class AI,
4.500%, 12/20/2039	749,849	123,989
Series 2004-43, Class D,
4.994%, 03/16/2030 (P)	56,000	60,763
Series 1998-6, Class EA PO,
5.785%, 03/16/2028	17,735	16,168

		3,055,988

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $21,787,433)		$22,550,899

ASSET BACKED SECURITIES - 1.4%
Ally Auto Receivables Trust,
Series 2011-2, Class A4
1.980%, 04/15/2016	215,000	220,363
Ally Master Owner Trust
Series 2011-3, Class A2,
1.810%, 05/15/2016	355,000	359,701
Series 2011-1, Class A2,
2.150%, 01/15/2016	330,000	336,055
American Express Credit
Account Master Trust
Series 2011-1, Class A,
0.419%, 04/17/2017 (P)	215,000	215,114
Series 2010-1, Class B,
0.849%, 11/16/2015 (P)	390,000	390,502
AmeriCredit
Automobile Receivables Trust
Series 2011-4, Class A3,
1.170%, 05/09/2016	215,000	215,410
Series 2012-1, Class A3,
1.230%, 09/08/2016	90,000	90,218
Series 2011-5, Class A3,
1.550%, 07/08/2016	430,000	433,613
Series 2012-1, Class B,
1.730%, 02/08/2017	80,000	80,186
Series 2011-2, Class B,
2.330%, 03/08/2016	355,000	359,722
Series 2012-1, Class C,
2.670%, 01/08/2018	30,000	30,224
Series 2011-1, Class C,
2.850%, 08/08/2016	75,000	76,118
Series 2010-1, Class C,
5.190%, 08/17/2015	135,000	142,933
Bank of America Credit Card Trust,
Series 2007-A8, Class A8
5.590%, 11/17/2014	290,000	294,377
BankBoston Home Equity Loan Trust,
Series 1998-2, Class A6
6.640%, 12/25/2028 (P)	24,332	22,873

The accompanying notes are an integral part of the financial statements.	249

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
BMW Vehicle Owner Trust,
Series 2011-A, Class A3
0.760%, 08/25/2015	$195,000	$195,352
CarMax Auto Owner Trust
0.890%, 09/15/2016	65,000	64,975
Series 2011-2, Class A3,
0.910%, 12/15/2015	255,000	255,443
1.250%, 06/15/2017	150,000	150,280
Series 2011-1, Class A3,
1.290%, 09/15/2015	280,000	282,194
Series 2010-3, Class A4,
1.410%, 02/16/2016	205,000	207,421
CenterPoint Energy Transition Bond
Company LLC, Series 2005-A,
Class A2 4.970%, 08/01/2014	7,848	7,995
Chase Funding Mortgage Loan Asset-
Backed Certificates
Series 2002-4, Class 2A1,
0.984%, 10/25/2032 (P)	6,415	5,300
Series 2003-3, Class 1A6,
3.717%, 10/25/2014	71,366	70,889
Series 2002-2, Class 1M1,
5.599%, 09/25/2031	19,877	13,752
CNH Equipment Trust
Series 2010-B, Class A3,
1.030%, 11/17/2014	40,792	40,890
Series 2010-A, Class A4,
2.490%, 01/15/2016	125,000	127,818
Series 2009-C, Class A4,
3.000%, 08/17/2015	566,158	574,503
Series 2009-B, Class A4,
5.170%, 10/15/2014	68,763	70,080
Countrywide Asset-Backed Certificates,
Series 2004-BC1, Class M2
1.849%, 01/25/2034 (P)	156,562	99,475
Discover Card Master Trust,
Series 2011-A1, Class A1
0.599%, 08/15/2016 (P)	345,000	346,447
Ford Credit Auto Lease Trust
0.850%, 01/15/2015	230,000	229,964
Series 2011-A, Class A4,
1.340%, 09/15/2014	130,000	130,697
Ford Credit Auto Owner Trust
Series 2011-A, Class A3,
0.970%, 01/15/2015	205,000	205,757
Series 2009-E, Class A3,
1.510%, 01/15/2014	45,346	45,502
4.050%, 10/15/2016	100,000	105,834
Ford Credit Floorplan Master Owner Trust
Series 2010-5, Class A1,
1.500%, 09/15/2015	190,000	191,833
1.920%, 01/15/2019	550,000	549,641
Series 2010-3, Class A1,
4.200%, 02/15/2017 (S)	205,000	222,764
Series 2010-3, Class C,
4.990%, 02/15/2017 (S)	630,000	679,211
GE Capital Credit Card Master Note Trust
Series 2011-2, Class A,
0.729%, 05/15/2019 (P)	190,000	190,885
1.030%, 01/15/2018	195,000	195,714
2.220%, 01/15/2022	480,000	480,555
GE Equipment Midticket LLC,
Series 2010-1, Class A3
0.940%, 07/14/2014 (S)	154,469	154,558

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Honda Auto Receivables Owner Trust,
Series 2009-2, Class A4
4.430%, 07/15/2015	$190,000	$192,774
Huntington Auto Trust
Series 2011-1A, Class A3,
1.010%, 01/15/2016 (S)	155,000	154,661
Series 2011-1A C,
2.530%, 03/15/2017 (S)	175,000	178,042
Hyundai Auto Receivables Trust
0.720%, 03/15/2016	220,000	219,979
0.950%, 12/15/2016	325,000	324,969
John Deere Owner Trust
Series 2010-A, Class A3,
1.320%, 05/15/2014	48,757	48,917
Series 2009-B, Class A3,
1.570%, 10/15/2013	21,505	21,529
Marriott Vacation Club Owner Trust
Series 2006-2A, Class A,
5.362%, 10/20/2028 (S)	54,983	55,551
Series 2006-1A, Class A,
5.737%, 04/20/2028 (S)	174,569	178,245
Series 2006-1A, Class B,
5.827%, 04/20/2028 (S)	8,317	8,484
Mercedes-Benz Auto Lease Trust,
Series 2011-B, Class A4
1.240%, 07/17/2017 (S)	180,000	180,359
Mercedes-Benz Auto Receivables Trust,
Series 2011-1, Class A4
1.220%, 12/15/2017	435,000	438,504
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-WMC1, Class M1
0.994%, 09/25/2035 (P)	97,182	92,908
MMAF Equipment Finance LLC,
Series 2009-AA, Class A3
2.370%, 11/15/2013 (S)	49,156	49,352
Navistar Financial Corp Owner Trust,
Series 2010-B, Class A3
1.080%, 03/18/2014 (S)	315,000	315,020
Nissan Auto Lease Trust
Series 2011-B, Class A3,
0.920%, 02/16/2015	240,000	239,891
Series 2011-A, Class A3,
1.040%, 08/15/2014	435,000	437,417
Nordstrom Private Label Credit Card
Master Note Trust, Series 2011-1A,
Class A 2.280%, 11/15/2019 (S)	470,000	477,984
Porsche Financial Auto
Securitization Trust, Series 2011-1,
Class A4 1.190%, 12/17/2018 (S)	175,000	176,161
Porsche Innovative Lease Owner Trust,
Series 2011-1, Class A4
1.260%, 11/20/2017 (S)	175,000	176,531
PSE&G Transition Funding LLC,
Series 2001-1, Class A6
6.610%, 06/15/2015	188,904	196,589
Residential Asset Mortgage Products, Inc.,
Series 2003-RZ2 3.600%, 04/25/2033	15,400	14,801
SLM Student Loan Trust, Series 2008-4,
Class A2 1.610%, 07/25/2016 (P)	251,531	253,942
Smart Trust
Series 2011-2USA, Class A3A,
1.540%, 03/14/2015 (S)	260,000	260,730
Series 2011-1USA, Class A3A,
1.770%, 10/14/2014 (S)	385,000	386,974

The accompanying notes are an integral part of the financial statements.	250

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Toyota Auto Receivables Owner Trust,
Series 2010-B, ClassA4
1.470%, 01/17/2017	$65,000	$65,724
World Financial Network Credit
Card Master Trust
Series 2009-B, Class A,
3.790%, 05/15/2016	85,000	85,999
Series 2009-D, Class A,
4.660%, 05/15/2017	430,000	451,959

TOTAL ASSET BACKED SECURITIES (Cost $14,774,135)		$14,847,134

COMMON STOCKS - 13.8%
Consumer Discretionary - 1.8%
Ameristar Casinos, Inc.	9,625	$190,960
Cablevision Systems Corp., Class A	38,300	545,009
Carnival Corp.	13,300	402,857
Comcast Corp., Class A	37,900	1,113,502
General Motors Company (I)	14,300	372,086
Genuine Parts Company (L)	12,300	770,964
H&R Block, Inc.	16,300	265,690
Harley-Davidson, Inc.	18,800	875,704
Hasbro, Inc.	15,700	554,524
Kohl’s Corp.	18,900	938,952
Lakes Gaming, Inc. (I)	22,900	44,884
Macy’s, Inc.	25,000	949,250
Marriott International, Inc., Class A (L)	20,099	709,093
Mattel, Inc.	44,400	1,440,336
Staples, Inc.	63,700	933,842
The Home Depot, Inc. (L)	15,700	746,849
The Madison Square
Garden, Inc., Class A (I)	14,425	459,436
The McGraw-Hill Companies, Inc.	27,100	1,261,234
The New York Times
Company, Class A (I) (L)	47,000	309,730
The Walt Disney Company	44,300	1,860,157
Tiffany & Company (L)	1,700	110,517
Time Warner, Inc.	58,233	2,166,850
Whirlpool Corp. (L)	22,100	1,670,097
WPP PLC	36,751	470,475

		19,162,998
Consumer Staples - 1.0%
Archer-Daniels-Midland Company	40,500	1,263,600
Avon Products, Inc.	57,400	1,072,806
Beam, Inc.	14,300	787,644
Campbell Soup Company (L)	39,000	1,299,480
Clorox Company	20,100	1,358,961
ConAgra Foods, Inc.	38,300	1,005,375
Kimberly-Clark Corp.	24,100	1,756,408
McCormick & Company, Inc., Non-
Voting Shares	12,300	620,535
Molson Coors Brewing Company, Class B	13,600	597,584
PepsiCo, Inc.	20,400	1,283,976
The Hershey Company	1,700	103,190

		11,149,559
Energy - 2.0%
Anadarko Petroleum Corp.	23,625	1,987,335
BP PLC, ADR	24,800	1,169,568
Chevron Corp.	39,000	4,255,680
ConocoPhillips	10,800	826,740
CONSOL Energy, Inc.	22,100	791,622
Diamond Offshore Drilling, Inc. (L)	18,100	1,239,307
Exxon Mobil Corp.	40,300	3,485,950
Hess Corp.	3,400	220,728
Murphy Oil Corp.	31,000	1,982,140

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy (continued)
Petroleo Brasileiro SA, ADR	15,100	$450,584
Royal Dutch Shell PLC, ADR	38,600	2,821,274
Schlumberger, Ltd.	18,600	1,443,546
Spectra Energy Corp.	24,500	768,810

		21,443,284
Financials - 2.8%
American Express Company	56,800	3,004,152
Bank of America Corp.	164,485	1,310,945
Capital One Financial Corp.	18,600	941,160
Chubb Corp.	9,800	666,008
Jefferies Group, Inc.	230,000	218,500
JPMorgan Chase & Company	97,700	3,833,748
Legg Mason, Inc.	39,800	1,090,122
Lincoln National Corp. (L)	34,600	859,464
Loews Corp.	12,200	477,508
Marsh & McLennan Companies, Inc.	49,900	1,556,880
Morgan Stanley	26,300	487,602
Northern Trust Corp.	28,600	1,270,126
NYSE Euronext	23,800	708,526
PNC Financial Services Group, Inc.	22,400	1,333,248
Regions Financial Corp.	72,600	418,176
SLM Corp.	70,700	1,114,232
Sun Life Financial, Inc.	25,500	560,490
SunTrust Banks, Inc.	50,800	1,166,368
The Allstate Corp.	53,300	1,675,219
The Bank of New York Mellon Corp.	39,200	866,712
The Charles Schwab Corp. (L)	10,300	142,964
TLF Fund Term Asset Backed
Management Fees Company	153,095	396,517
U.S. Bancorp	81,400	2,393,160
Wells Fargo & Company	88,700	2,775,423
Weyerhaeuser Company	35,189	735,098

		30,002,348
Health Care - 0.9%
Amgen, Inc.	17,800	1,209,510
Bristol-Myers Squibb Company	37,900	1,219,243
Johnson & Johnson	30,100	1,958,908
Merck & Company, Inc.	43,100	1,645,127
Pfizer, Inc.	83,706	1,766,197
Quest Diagnostics, Inc.	15,000	870,750
Thermo Fisher Scientific, Inc.	26,900	1,523,078

		10,192,813
Industrials - 1.8%
3M Company	23,500	2,058,600
Avery Dennison Corp.	18,000	549,000
Cooper Industries PLC	24,100	1,475,402
Emerson Electric Company	22,600	1,137,006
Fortune Brands Home & Security, Inc. (I)	15,000	290,100
General Electric Company	208,100	3,964,305
Honeywell International, Inc.	28,600	1,703,702
Illinois Tool Works, Inc.	33,600	1,871,184
Ingersoll-Rand PLC	21,400	853,432
ITT Corp.	12,800	319,360
Lockheed Martin Corp.	9,400	831,054
Masco Corp.	50,100	595,188
The Boeing Company	18,200	1,364,090
United Continental Holdings, Inc. (I)	13,300	274,645
United Parcel Service, Inc., Class B	20,700	1,591,623
USG Corp. (I) (L)	18,500	263,625
Xylem, Inc. (L)	18,000	467,640

		19,609,956

The accompanying notes are an integral part of the financial statements.	251

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Information Technology - 1.1%
Analog Devices, Inc.	28,900	$1,133,169
Applied Materials, Inc.	79,600	974,304
Cisco Systems, Inc.	64,500	1,282,260
Computer Sciences Corp.	41,500	1,318,040
Corning, Inc.	54,500	710,680
First Solar, Inc. (I) (L)	6,200	200,260
Harris Corp. (L)	34,000	1,483,420
Hewlett-Packard Company	50,500	1,278,155
Microsoft Corp.	71,200	2,259,888
Nokia OYJ, ADR (L)	48,000	253,920
Texas Instruments, Inc.	19,100	636,985

		11,531,081
Materials - 0.8%
E.I. du Pont de Nemours & Company	15,900	808,515
International Flavors & Fragrances, Inc.	11,200	638,736
International Paper Company	58,100	2,042,215
MeadWestvaco Corp.	27,900	844,812
Monsanto Company	18,800	1,454,744
Nucor Corp. (L)	36,200	1,575,786
Vulcan Materials Company	26,000	1,158,560

		8,523,368
Telecommunication Services - 0.6%
American Tower Corp.	1,975	123,596
AT&T, Inc.	87,035	2,662,401
CenturyLink, Inc.	23,775	956,944
Crown Castle International Corp. (I)	2,500	129,525
Telefonica SA	34,742	592,141
Verizon Communications, Inc.	32,100	1,223,331
Vodafone Group PLC	213,769	577,595

		6,265,533
Utilities - 1.0%
Duke Energy Corp. (L)	42,400	887,008
Entergy Corp.	22,900	1,525,827
Exelon Corp. (L)	37,500	1,465,125
FirstEnergy Corp.	15,100	668,779
NiSource, Inc.	66,200	1,588,800
Pinnacle West Capital Corp.	16,200	761,886
PPL Corp.	18,000	513,900
Progress Energy, Inc.	21,600	1,146,528
TECO Energy, Inc.	16,100	288,995
The AES Corp. (I)	29,850	404,766
Xcel Energy, Inc.	41,300	1,094,037

		10,345,651

TOTAL COMMON STOCKS (Cost $128,396,129)		$148,226,591

PREFERRED SECURITIES - 0.5%
Consumer Discretionary - 0.2%
General Motors Company,
Series B, 4.750%	31,850	1,359,677
Spanish Broadcasting System, Series B,
PIK, 10.750%	308	246,400

		1,606,077
Financials - 0.1%
Ally Financial, Inc. (S)	750	650,766
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	26,875	631,025

		1,281,791

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Telecommunication Services - 0.2%
Lucent Technologies
Capital Trust I, 7.750%	2,675	$2,169,425

TOTAL PREFERRED SECURITIES (Cost $4,862,203)		$5,057,293

SECURITIES LENDING COLLATERAL - 1.1%
John Hancock Collateral
Investment Trust, 0.3743% (W) (Y)	1,232,803	12,339,737

TOTAL SECURITIES LENDING
COLLATERAL (Cost $12,338,951)		$12,339,737

SHORT-TERM INVESTMENTS - 2.0%
Repurchase Agreement - 0.2%
Repurchase Agreement with State
Street Corp. dated 02/29/12 at 0.010%
to be repurchased at $2,541,588 on
03/01/12, collateralized by $2,040,000
Federal Home Loan Bank, 0.010% due
05/07/12 (valued at $2,040,000,
including interest) and
$555,000 U.S. Treasury	$2,541,587	$2,541,587
Certificate of Deposit - 0.0%
Svenska Handelsbanken AB, 0.9237% *	370,000	370,000
Money Market Funds - 1.8%
T. Rowe Price Investment Reserve
Fund, 0.0948% (Y)	19,321,248	19,321,248

TOTAL SHORT-TERM INVESTMENTS (Cost $22,232,835)		$22,232,835

Total Investments (Spectrum Income Fund)
(Cost $1,022,879,650) - 100.4%		$1,080,138,577
Other assets and liabilities, net - (0.4%)		(4,838,151)

TOTAL NET ASSETS - 100.0%		$1,075,300,426

Total Bond Market Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 70.9%
U.S. Government - 35.3%
U.S. Treasury
1.250%, 01/31/2019 (L)	$3,000,000	2,974,923
2.000%, 02/15/2022	2,000,000	2,003,438
3.125%, 11/15/2041	12,500,000	12,572,263
U.S. Treasury Bonds
3.125%, 02/15/2042	1,000,000	1,005,000
3.750%, 08/15/2041	9,500,000	10,752,813
4.375%, 02/15/2038 to 05/15/2041	5,102,000	6,410,969
4.750%, 02/15/2041	2,400,000	3,193,874
5.250%, 02/15/2029	1,875,000	2,535,645
6.750%, 08/15/2026	700,000	1,063,343
7.125%, 02/15/2023	3,100,000	4,649,516
7.500%, 11/15/2024	400,000	630,750
8.125%, 08/15/2021	1,300,000	2,018,656
U.S. Treasury Notes
0.125%, 08/31/2013 to 09/30/2013	14,000,000	13,968,594
0.250%, 01/31/2014 to 12/15/2014	15,000,000	14,952,540
0.250%, 01/15/2015 (L)	14,000,000	13,937,658
0.375%, 11/15/2014	10,000,000	9,992,970
0.500%, 05/31/2013 to 10/15/2013	10,700,000	10,737,934
0.625%, 04/30/2013	3,000,000	3,014,064

The accompanying notes are an integral part of the financial statements.	252

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
0.875%, 11/30/2016 to 12/31/2016	$9,000,000	$9,019,999
0.875%, 01/31/2017 (L)	14,000,000	14,014,224
1.000%, 08/31/2016 to 10/31/2016	40,000,000	40,382,747
1.250%, 03/15/2014 to 10/31/2015	22,700,000	23,230,973
1.375%, 11/30/2018 to 12/31/2018	16,000,000	16,024,998
1.500%, 07/31/2016	4,000,000	4,130,000
1.750%, 07/31/2015	6,000,000	6,247,968
1.875%, 02/28/2014 to 04/30/2014	11,250,000	11,612,596
2.000%, 11/15/2021	5,000,000	5,023,440
2.125%, 02/29/2016 to 08/15/2021	8,900,000	9,321,719
2.375%, 02/28/2015	6,200,000	6,554,076
2.500%, 06/30/2017	9,700,000	10,476,000
2.625%, 04/30/2018	3,000,000	3,262,500
3.375%, 11/15/2019	5,000,000	5,673,440
3.500%, 05/15/2020	1,500,000	1,717,149
3.625%, 02/15/2020 to 02/15/2021	8,700,000	10,037,750
3.750%, 11/15/2018	4,968,000	5,755,895

		298,900,424
U.S. Government Agency - 35.6%
Federal Farm Credit Bank
3.875%, 10/07/2013	120,000	126,720
4.875%, 12/16/2015	1,280,000	1,465,004
Federal Home Loan Bank
3.875%, 06/14/2013	3,450,000	3,608,741
4.750%, 12/16/2016	3,800,000	4,474,185
5.000%, 11/17/2017	1,000,000	1,206,368
5.500%, 07/15/2036	410,000	525,203
Federal Home Loan Mortgage Corp.
1.000%, 07/30/2014	6,000,000	6,096,390
2.500%, 05/27/2016	4,620,000	4,931,693
3.342%, 06/01/2041 (P)	1,723,036	1,797,809
3.750%, 06/28/2013 to 03/27/2019	3,320,000	3,558,247
4.000%, 08/01/2024 to 04/01/2039	1,693,806	1,798,114
4.500%, 07/01/2023 to 07/01/2041	11,562,614	12,297,384
5.000%, 07/01/2035 to 07/01/2039	1,764,394	1,904,904
5.500%, 08/23/2017 to 11/01/2038	7,515,621	8,393,599
6.000%, 11/01/2036 to 10/01/2038	1,922,608	2,111,086
6.250%, 07/15/2032	150,000	215,987
6.500%, 08/01/2038	882,749	983,376
7.000%, 11/01/2037	369,269	419,659
Federal National Mortgage Association
0.500%, 08/09/2013	4,000,000	4,010,408
0.750%, 12/19/2014	500,000	503,680
2.289%, 01/01/2035 (P)	441,451	465,234
2.443%, 04/01/2036 (P)	628,776	665,488
3.000%, 01/01/2027	2,376,383	2,468,684
3.250%, 04/09/2013	3,400,000	3,515,158
3.330%, 05/01/2036 (P)	234,908	244,536
3.500%, TBA	10,000,000	10,489,657
3.500%, 11/01/2041	1,971,246	2,039,345
4.000%, TBA	22,000,000	23,200,411
4.000%, 07/01/2018 to 01/01/2042	23,867,537	25,143,968
4.375%, 10/15/2015	4,600,000	5,203,566
4.428%, 07/01/2034 (P)	952,295	998,306
4.500%, TBA	22,000,000	23,446,914
4.500%, 04/01/2018 to 01/01/2040	7,179,499	7,651,515
5.000%, TBA	21,000,000	22,679,448
5.000%, 05/01/2019 to 07/01/2038	10,213,319	11,022,135
5.052%, 04/01/2037 (P)	444,394	470,681
5.375%, 06/12/2017	2,550,000	3,103,177
5.441%, 04/01/2037 (P)	695,559	739,378
5.500%, 09/01/2017 to 07/01/2038	20,617,914	22,472,800

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
6.000%, 07/01/2027 to 10/01/2040	$12,566,704	$13,834,697
6.101%, 10/01/2037 (P)	560,869	599,157
6.500%, 07/01/2031 to 11/01/2037	1,029,421	1,154,235
7.000%, 10/01/2038	825,088	939,880
7.250%, 05/15/2030	650,000	1,000,522
Government National Mortgage Association
4.000%, TBA	10,500,000	11,308,295
4.000%, 11/15/2026 to 06/15/2041	8,469,379	9,134,197
4.500%, TBA	10,000,000	10,901,438
4.500%, 06/15/2023 to 10/15/2040	3,547,549	3,872,561
5.000%, 11/20/2038 to 07/20/2041	10,118,225	11,156,076
5.500%, 08/15/2023 to 09/20/2039	4,714,948	5,243,225
6.000%, 07/20/2037 to 10/15/2038	2,530,271	2,841,611
6.500%, 10/20/2038	628,753	711,234
Tennessee Valley Authority
4.500%, 04/01/2018	300,000	352,388
6.750%, 11/01/2025	580,000	824,531
The Financing Corp. 8.600%, 09/26/2019	265,000	381,697

		300,704,702

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $586,023,865)		$599,605,126

FOREIGN GOVERNMENT
OBLIGATIONS - 1.7%
Austria - 0.0%
Government of Austria
5.000%, 05/19/2014 (S)	364,000	395,503
Brazil - 0.3%
Federative Republic of Brazil
5.875%, 01/15/2019	1,000,000	1,200,000
6.000%, 01/17/2017	600,000	710,100
7.125%, 01/20/2037	500,000	691,500

		2,601,600
Canada - 0.4%
Export Development Canada
3.500%, 05/16/2013	240,000	248,755
Government of Canada
2.375%, 09/10/2014	110,000	115,539
Province of British Columbia
6.500%, 01/15/2026	260,000	364,448
Province of New Brunswick
5.200%, 02/21/2017	200,000	235,544
Province of Nova Scotia
5.125%, 01/26/2017	245,000	286,791
Province of Ontario
4.500%, 02/03/2015	1,310,000	1,444,720
Province of Quebec
7.500%, 07/15/2023	450,000	630,601
Province of Saskatchewan
8.000%, 02/01/2013	115,000	122,319

		3,448,717
Colombia - 0.1%
Republic of Colombia
4.375%, 07/12/2021	770,000	833,525
Israel - 0.1%
Government of Israel
5.125%, 03/26/2019	210,000	235,424
5.500%, 09/18/2023	195,000	248,788

		484,212

The accompanying notes are an integral part of the financial statements.	253

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Italy - 0.1%
Republic of Italy
4.500%, 01/21/2015	$400,000	$408,032
6.875%, 09/27/2023	415,000	432,223

		840,255
Japan - 0.1%
Development Bank of Japan
5.125%, 02/01/2017	100,000	116,967
Japan Finance Corp.
2.250%, 07/13/2016	580,000	594,499
Japan Finance Organization for Municipalities
4.625%, 04/21/2015	100,000	111,043

		822,509
Mexico - 0.2%
Government of Mexico
5.950%, 03/19/2019	1,011,000	1,210,167
6.050%, 01/11/2040	490,000	596,575

		1,806,742
Panama - 0.0%
Republic of Panama
6.700%, 01/26/2036	100,000	130,300
Peru - 0.1%
Republic of Peru
6.550%, 03/14/2037	100,000	126,750
7.125%, 03/30/2019	300,000	379,950

		506,700
Poland - 0.1%
Republic of Poland
6.375%, 07/15/2019	750,000	877,500
South Africa - 0.0%
Republic of South Africa
5.500%, 03/09/2020	330,000	374,963
South Korea - 0.1%
Export-Import Bank of Korea
4.000%, 01/29/2021	420,000	414,385
Sweden - 0.1%
Svensk Exportkredit AB
3.250%, 09/16/2014	400,000	420,169

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $13,417,105)		$13,957,080

CORPORATE BONDS - 22.5%
Consumer Discretionary - 1.5%
CBS Corp.
8.875%, 05/15/2019	200,000	266,613
Comcast Corp.
5.700%, 07/01/2019	190,000	226,089
6.500%, 01/15/2015 to 11/15/2035	900,000	1,071,320
DIRECTV Holdings LLC
5.200%, 03/15/2020	240,000	269,928
6.375%, 03/01/2041	300,000	360,429
7.625%, 05/15/2016	500,000	525,645
Discovery Communications LLC
5.625%, 08/15/2019	160,000	187,471
Family Dollar Stores, Inc.
5.000%, 02/01/2021	165,000	170,002
Grupo Televisa SAB
6.625%, 01/15/2040	160,000	188,187
Harley-Davidson Funding Corp.
5.750%, 12/15/2014 (S)	200,000	217,043

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Hasbro, Inc.
6.350%, 03/15/2040	$120,000	$133,107
Home Depot, Inc.
5.400%, 03/01/2016	350,000	406,464
5.875%, 12/16/2036	190,000	237,179
Lowe’s Companies, Inc.
5.800%, 10/15/2036	220,000	260,636
6.100%, 09/15/2017	500,000	600,335
Macy’s Retail Holdings Inc
6.700%, 07/15/2034	250,000	293,871
McDonald’s Corp.
5.000%, 02/01/2019	145,000	171,580
NBCUniversal Media LLC
5.150%, 04/30/2020	240,000	277,421
News America, Inc.
5.650%, 08/15/2020	500,000	576,771
6.650%, 11/15/2037	335,000	407,489
O’Reilly Automotive, Inc.
4.875%, 01/14/2021	160,000	172,150
Target Corp.
6.500%, 10/15/2037	470,000	631,797
TCI Communications, Inc.
7.125%, 02/15/2028	308,000	390,133
The Walt Disney Company
5.625%, 09/15/2016	250,000	297,733
Time Warner Cable, Inc.
4.125%, 02/15/2021	100,000	106,097
6.550%, 05/01/2037	250,000	301,234
7.500%, 04/01/2014	500,000	565,366
Time Warner Companies, Inc.
7.250%, 10/15/2017	468,000	575,645
7.570%, 02/01/2024	150,000	190,307
Time Warner Entertainment Company LP
8.375%, 07/15/2033	330,000	432,051
Time Warner, Inc.
7.625%, 04/15/2031	470,000	629,484
Toyota Motor Credit Corp.
3.400%, 09/15/2021	630,000	648,582
Viacom, Inc.
4.250%, 09/15/2015	100,000	107,563
4.500%, 03/01/2021	500,000	549,156
Volkswagen International Finance NV
2.875%, 04/01/2016 (S)	100,000	103,318

		12,548,196
Consumer Staples - 1.9%
Altria Group, Inc.
4.125%, 09/11/2015	500,000	548,075
8.500%, 11/10/2013	255,000	286,553
9.250%, 08/06/2019	425,000	581,077
9.950%, 11/10/2038	220,000	343,347
Anheuser-Busch Companies, Inc.
6.450%, 09/01/2037	200,000	272,130
Anheuser-Busch InBev Worldwide, Inc.
6.875%, 11/15/2019	300,000	387,664
7.750%, 01/15/2019	290,000	381,766
Archer-Daniels-Midland Company
5.935%, 10/01/2032	500,000	607,382
Bottling Group LLC
5.125%, 01/15/2019	290,000	344,124
Brown-Forman Corp.
2.500%, 01/15/2016	150,000	155,479
5.000%, 02/01/2014	290,000	311,261
Campbell Soup Company
4.500%, 02/15/2019	400,000	449,882

The accompanying notes are an integral part of the financial statements.	254

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Cargill, Inc.
7.350%, 03/06/2019 (S)	$250,000	$314,253
Clorox Company
5.950%, 10/15/2017	260,000	304,868
ConAgra Foods, Inc.
5.819%, 06/15/2017	25,000	28,256
9.750%, 03/01/2021	140,000	189,122
CVS Caremark Corp.
4.125%, 05/15/2021	120,000	131,979
6.125%, 08/15/2016	305,000	360,783
6.600%, 03/15/2019	300,000	375,942
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	162,142	207,086
Diageo Capital PLC
4.828%, 07/15/2020	240,000	277,386
Dr Pepper Snapple Group, Inc.
2.900%, 01/15/2016	185,000	193,458
General Mills, Inc.
5.650%, 02/15/2019	215,000	257,456
HJ Heinz Finance Company
7.125%, 08/01/2039 (S)	220,000	289,529
Kellogg Company
4.150%, 11/15/2019	100,000	107,270
Kimberly-Clark Corp.
3.875%, 03/01/2021	250,000	273,703
7.500%, 11/01/2018	240,000	317,958
Kraft Foods, Inc.
4.125%, 02/09/2016	500,000	546,234
6.125%, 02/01/2018	330,000	395,651
6.875%, 02/01/2038	420,000	556,382
Mead Johnson Nutrition Company
4.900%, 11/01/2019	100,000	112,899
PepsiCo, Inc.
4.875%, 11/01/2040	250,000	284,540
5.500%, 01/15/2040	230,000	285,165
Philip Morris International, Inc.
4.125%, 05/17/2021	320,000	353,868
6.875%, 03/17/2014	270,000	304,242
SABMiller PLC
6.500%, 07/15/2018 (S)	200,000	239,972
Safeway, Inc.
6.350%, 08/15/2017	155,000	178,613
Sysco Corp.
5.375%, 03/17/2019	150,000	179,999
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)	260,000	277,872
The Coca-Cola Company
3.150%, 11/15/2020	450,000	478,844
The Kroger Company
3.900%, 10/01/2015	100,000	109,163
6.400%, 08/15/2017	210,000	254,755
The Procter & Gamble Company
5.500%, 02/01/2034	490,000	622,009
Unilever Capital Corp.
4.250%, 02/10/2021	250,000	285,227
Wal-Mart Stores, Inc.
1.625%, 04/15/2014	450,000	461,567
4.125%, 02/01/2019	265,000	296,953
6.200%, 04/15/2038	386,000	508,068
7.550%, 02/15/2030	400,000	587,488
Walgreen Company
5.250%, 01/15/2019	290,000	341,367

		15,958,667

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy - 2.3%
Anadarko Petroleum Corp.
6.450%, 09/15/2036	$250,000	$305,569
Apache Corp.
3.625%, 02/01/2021	500,000	536,344
6.000%, 09/15/2013	200,000	216,621
BP Capital Markets PLC
3.625%, 05/08/2014	250,000	264,633
4.500%, 10/01/2020	490,000	552,646
5.250%, 11/07/2013	220,000	236,338
Canadian Natural Resources, Ltd.
6.250%, 03/15/2038	200,000	256,815
Cenovus Energy, Inc.
5.700%, 10/15/2019	100,000	120,428
Chevron Corp.
4.950%, 03/03/2019	215,000	258,836
CNOOC Finance 2011, Ltd.
4.250%, 01/26/2021 (S)	200,000	209,795
ConocoPhillips
5.750%, 02/01/2019	770,000	947,490
DCP Midstream LLC
9.700%, 12/01/2013 (S)	270,000	303,596
Devon Financing Corp. ULC
7.875%, 09/30/2031	120,000	172,420
Diamond Offshore Drilling, Inc.
5.875%, 05/01/2019	500,000	582,790
El Paso Natural Gas Company
5.950%, 04/15/2017	200,000	222,031
Encana Corp.
6.500%, 08/15/2034	200,000	225,735
Energy Transfer Partners LP
6.500%, 02/01/2042	220,000	243,753
6.700%, 07/01/2018	250,000	286,279
Enterprise Products Operating LLC
4.850%, 08/15/2042	230,000	232,008
6.875%, 03/01/2033	163,000	202,077
9.750%, 01/31/2014	175,000	201,258
EOG Resources, Inc.
4.100%, 02/01/2021	150,000	165,759
GlobalSantaFe Corp.
5.000%, 02/15/2013	275,000	283,289
Halliburton Company
6.150%, 09/15/2019	250,000	303,066
Hess Corp.
8.125%, 02/15/2019	210,000	273,339
Kerr-McGee Corp.
6.950%, 07/01/2024	550,000	678,055
Kinder Morgan Energy Partners LP
5.625%, 02/15/2015	110,000	122,287
5.850%, 09/15/2012	225,000	230,535
6.500%, 09/01/2039	130,000	147,410
9.000%, 02/01/2019	175,000	226,339
Magellan Midstream Partners LP
6.550%, 07/15/2019	150,000	179,445
Nabors Industries, Inc.
9.250%, 01/15/2019 (S)	290,000	365,022
Nexen, Inc.
6.200%, 07/30/2019	380,000	451,265
Noble Energy, Inc.
6.000%, 03/01/2041	250,000	296,917
Noble Holding International, Ltd.
6.050%, 03/01/2041	170,000	193,044
7.375%, 03/15/2014	240,000	266,620
Occidental Petroleum Corp.
4.100%, 02/01/2021	350,000	389,988

The accompanying notes are an integral part of the financial statements.	255

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
ONEOK Partners LP
6.650%, 10/01/2036	$49,000	$59,217
Pemex Project Funding Master Trust
6.625%, 06/15/2035	270,000	307,800
7.375%, 12/15/2014	180,000	202,950
Petro-Canada
5.950%, 05/15/2035	190,000	228,934
6.050%, 05/15/2018	325,000	393,472
Petrobras International Finance Company
5.375%, 01/27/2021	540,000	580,398
6.750%, 01/27/2041	280,000	324,705
8.375%, 12/10/2018	415,000	518,750
Petroleos Mexicanos
4.875%, 03/15/2015	300,000	321,375
5.500%, 01/21/2021	500,000	548,400
Plains All American Pipeline LP
8.750%, 05/01/2019	190,000	244,553
Shell International Finance BV
6.375%, 12/15/2038	515,000	719,667
Statoil ASA
1.800%, 11/23/2016	350,000	357,300
Talisman Energy, Inc.
3.750%, 02/01/2021	160,000	161,434
6.250%, 02/01/2038	155,000	180,337
Texas Eastern Transmission LP
6.000%, 09/15/2017 (S)	70,000	81,117
The Williams Companies, Inc.
7.875%, 09/01/2021	204,000	257,582
Tosco Corp.
8.125%, 02/15/2030	285,000	411,486
Total Capital SA
3.125%, 10/02/2015	100,000	107,196
4.125%, 01/28/2021	130,000	145,863
4.250%, 12/15/2021	230,000	256,269
TransCanada PipeLines, Ltd.
5.850%, 03/15/2036	450,000	542,771
Transocean, Inc.
6.800%, 03/15/2038	230,000	268,453
Valero Energy Corp.
6.125%, 06/15/2017	275,000	319,970
7.500%, 04/15/2032	71,000	82,649
Weatherford International, Ltd.
5.500%, 02/15/2016	215,000	238,637
6.000%, 03/15/2018	178,000	204,577
Williams Partners LP
5.250%, 03/15/2020	310,000	349,969

		19,565,673
Financials - 9.1%
AEGON Funding Company LLC
5.750%, 12/15/2020	145,000	154,965
African Development Bank
6.875%, 10/15/2015	105,000	121,283
Allied World Assurance Company, Ltd.
7.500%, 08/01/2016	320,000	364,231
American Express Bank FSB
6.000%, 09/13/2017	405,000	474,679
American Express Company
8.125%, 05/20/2019	250,000	330,937
American Express Credit Corp.
2.750%, 09/15/2015	500,000	520,205
7.300%, 08/20/2013	240,000	260,876
American International Group, Inc.
5.450%, 05/18/2017	480,000	510,238
6.250%, 05/01/2036	200,000	215,830

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
American International Group, Inc. (continued)
6.400%, 12/15/2020	$500,000	$557,433
Asian Development Bank
0.875%, 06/10/2014	680,000	685,717
5.593%, 07/16/2018	405,000	495,318
AXA SA
8.600%, 12/15/2030	140,000	149,552
Banco Bradesco SA/Cayman Islands
4.125%, 05/16/2016 (S)	320,000	325,600
Bank of America Corp.
3.125%, 06/15/2012	350,000	352,959
4.500%, 04/01/2015	120,000	121,826
4.875%, 01/15/2013	1,000,000	1,023,370
5.000%, 05/13/2021	120,000	119,459
6.500%, 08/01/2016	200,000	216,212
7.375%, 05/15/2014	500,000	540,426
Bank of Nova Scotia
2.900%, 03/29/2016	350,000	366,405
Barclays Bank PLC
5.125%, 01/08/2020	340,000	359,389
5.140%, 10/14/2020	500,000	480,766
5.200%, 07/10/2014	300,000	318,549
BB&T Corp.
5.200%, 12/23/2015	290,000	320,223
Berkshire Hathaway Finance Corp.
4.250%, 01/15/2021	250,000	273,722
5.400%, 05/15/2018	500,000	594,651
Berkshire Hathaway, Inc.
3.200%, 02/11/2015	500,000	535,504
BNP Paribas
3.250%, 03/11/2015	320,000	324,063
Boston Properties LP
4.125%, 05/15/2021	160,000	169,074
Burlington Northern Santa Fe LLC
4.400%, 03/15/2042	250,000	246,201
Capital One Bank USA NA
8.800%, 07/15/2019	350,000	427,628
Capital One Financial Corp.
7.375%, 05/23/2014	290,000	322,742
Chubb Corp.
5.750%, 05/15/2018	100,000	119,988
Citigroup Funding, Inc.
1.875%, 11/15/2012	205,000	207,441
Citigroup, Inc.
3.953%, 06/15/2016	1,000,000	1,033,810
5.375%, 08/09/2020	500,000	544,245
5.500%, 04/11/2013	345,000	357,946
5.875%, 02/22/2033 to 05/29/2037	1,000,000	1,020,843
6.125%, 11/21/2017	433,000	485,115
6.375%, 08/12/2014	500,000	542,402
8.500%, 05/22/2019	190,000	235,679
CME Group, Inc.
5.750%, 02/15/2014	250,000	273,415
CNA Financial Corp.
7.350%, 11/15/2019	210,000	245,107
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
2.125%, 10/13/2015	250,000	250,058
4.500%, 01/11/2021	500,000	524,885
Credit Suisse Guernsey, Ltd. (5.860% to
05/15/2017, then 3 month LIBOR + 1.690%)
05/15/2017 (Q)	290,000	263,900
Credit Suisse New York
5.400%, 01/14/2020	230,000	230,992
5.500%, 05/01/2014	500,000	535,181

The accompanying notes are an integral part of the financial statements.	256

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Credit Suisse USA, Inc.
4.875%, 01/15/2015	$500,000	$535,900
Deutsche Bank AG
3.250%, 01/11/2016	500,000	512,340
3.450%, 03/30/2015	440,000	454,934
3.875%, 08/18/2014	380,000	396,959
Discover Financial Services
10.250%, 07/15/2019	100,000	127,509
Dresdner Bank AG
7.250%, 09/15/2015	220,000	224,083
Duke Realty LP
5.950%, 02/15/2017	72,000	79,696
ERP Operating LP
4.750%, 07/15/2020	400,000	429,034
European Bank For Reconstruction &
Development
1.625%, 09/03/2015	400,000	410,286
European Investment Bank
2.375%, 03/14/2014	1,000,000	1,029,103
2.875%, 09/15/2020	600,000	613,484
4.625%, 05/15/2014 to 10/20/2015	2,124,000	2,330,301
4.875%, 01/17/2017	900,000	1,037,822
Fifth Third Bancorp
5.450%, 01/15/2017	295,000	322,122
First Horizon National Corp.
5.375%, 12/15/2015	150,000	157,166
General Electric Capital Corp.
2.200%, 06/08/2012	290,000	291,516
4.875%, 03/04/2015	1,240,000	1,358,840
5.625%, 09/15/2017	500,000	576,516
6.000%, 08/07/2019	150,000	174,950
6.750%, 03/15/2032	800,000	970,674
6.875%, 01/10/2039	540,000	665,376
Genworth Financial, Inc.
7.200%, 02/15/2021	350,000	353,500
Hartford Financial Services Group, Inc.
4.000%, 03/30/2015	220,000	226,610
5.950%, 10/15/2036	135,000	125,231
HCP, Inc.
5.375%, 02/01/2021	300,000	328,740
Health Care, Inc.
4.950%, 01/15/2021	160,000	167,336
Healthcare Realty Trust, Inc.
5.750%, 01/15/2021	300,000	311,985
Hospitality Properties Trust
7.875%, 08/15/2014	180,000	197,797
HSBC Bank USA NA
5.875%, 11/01/2034	500,000	514,557
HSBC Finance Corp.
6.676%, 01/15/2021	500,000	534,936
HSBC Holdings PLC
6.500%, 09/15/2037	500,000	550,221
International American Development Bank
2.250%, 07/15/2015	1,150,000	1,203,921
7.000%, 06/15/2025	175,000	245,804
International Bank for Reconstruction
& Development
0.500%, 11/26/2013	700,000	702,925
2.375%, 05/26/2015	460,000	484,613
3.625%, 05/21/2013	200,000	208,245
7.625%, 01/19/2023	350,000	511,986
8.625%, 10/15/2016	285,000	378,457
International Finance Corp.
3.000%, 04/22/2014	540,000	567,970
3.500%, 05/15/2013	155,000	160,465

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Jefferies Group, Inc.
5.125%, 04/13/2018	$250,000	$233,750
JPMorgan Chase & Company
4.350%, 08/15/2021	500,000	524,436
4.650%, 06/01/2014	500,000	536,822
4.750%, 05/01/2013	1,350,000	1,409,584
6.400%, 05/15/2038	1,250,000	1,494,580
Kemper Corp.
6.000%, 11/30/2015	200,000	208,373
KeyCorp
3.750%, 08/13/2015	300,000	316,153
6.500%, 05/14/2013	305,000	323,307
Kimco Realty Corp.
6.875%, 10/01/2019	190,000	223,598
Kreditanstalt fuer Wiederaufbau
2.625%, 01/25/2022	460,000	458,959
3.250%, 03/15/2013	1,600,000	1,645,333
4.375%, 03/15/2018	1,200,000	1,380,047
5.125%, 03/14/2016	1,000,000	1,155,565
Landwirtschaftliche Rentenbank
5.125%, 02/01/2017	690,000	807,788
Lincoln National Corp. (7.000% to
05/17/2016, then 3 month LIBOR + 2.358%)
05/17/2066	30,000	28,650
Marsh & McLennan Companies, Inc.
5.750%, 09/15/2015	303,000	335,857
MBNA Corp.
5.000%, 06/15/2015	500,000	514,754
Merrill Lynch & Company, Inc.
6.875%, 04/25/2018 to 11/15/2018	585,000	632,310
7.750%, 05/14/2038	595,000	642,484
MetLife, Inc.
5.875%, 02/06/2041	250,000	305,519
6.750%, 06/01/2016	500,000	598,476
6.817%, 08/15/2018	500,000	611,987
Morgan Stanley
2.250%, 03/13/2012	200,000	200,098
5.300%, 03/01/2013	1,000,000	1,029,469
5.950%, 12/28/2017	500,000	519,275
6.625%, 04/01/2018	500,000	530,213
7.250%, 04/01/2032	250,000	277,894
7.300%, 05/13/2019	490,000	528,740
National Rural Utilities Cooperative
Finance Corp.
10.375%, 11/01/2018	200,000	291,976
Nomura Holdings, Inc.
4.125%, 01/19/2016	320,000	324,830
Northern Trust Corp.
3.450%, 11/04/2020	250,000	261,810
Oesterreichische Kontrollbank AG
4.875%, 02/16/2016	329,000	365,440
PartnerRe Finance B LLC
5.500%, 06/01/2020	220,000	227,621
PNC Funding Corp.
2.300%, 06/22/2012	345,000	347,260
4.250%, 09/21/2015	130,000	143,014
5.625%, 02/01/2017	200,000	222,119
6.700%, 06/10/2019	190,000	234,854
ProLogis LP
5.625%, 11/15/2016	60,000	63,678
7.625%, 08/15/2014	410,000	447,971
Prudential Financial, Inc.
3.875%, 01/14/2015	110,000	116,273
4.750%, 04/01/2014 to 09/17/2015	490,000	525,520
5.375%, 06/21/2020	210,000	236,817

The accompanying notes are an integral part of the financial statements.	257

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Prudential Financial, Inc. (continued)
5.625%, 05/12/2041	$250,000	$268,007
Realty Income Corp.
5.950%, 09/15/2016	135,000	150,399
Reinsurance Group of America, Inc.
5.000%, 06/01/2021	120,000	124,938
Royal Bank of Canada
2.100%, 07/29/2013	500,000	510,927
Senior Housing Properties Trust
4.300%, 01/15/2016	320,000	320,682
Simon Property Group LP
5.650%, 02/01/2020	350,000	411,845
5.875%, 03/01/2017	86,000	100,231
SLM Corp.
7.250%, 01/25/2022	220,000	232,309
8.000%, 03/25/2020	250,000	275,000
State Street Corp.
2.150%, 04/30/2012	215,000	215,659
SunTrust Banks, Inc.
6.000%, 09/11/2017	290,000	323,436
The Allstate Corp.
5.950%, 04/01/2036	270,000	322,050
The Bank of New York Mellon Corp.
2.500%, 01/15/2016	250,000	257,328
4.500%, 04/01/2013	435,000	453,002
The Bear Stearns Companies LLC
7.250%, 02/01/2018	500,000	604,479
The Goldman Sachs Group, Inc.
3.250%, 06/15/2012	315,000	317,712
5.500%, 11/15/2014	500,000	536,788
6.125%, 02/15/2033	595,000	597,069
6.150%, 04/01/2018	1,410,000	1,528,312
7.500%, 02/15/2019	860,000	978,804
The Nasdaq OMX Group, Inc.
5.250%, 01/16/2018	200,000	214,032
The Royal Bank of Scotland PLC
4.875%, 03/16/2015	470,000	487,903
The Travelers Companies, Inc.
5.500%, 12/01/2015	190,000	216,279
5.900%, 06/02/2019	190,000	227,928
6.250%, 06/20/2016	190,000	224,143
U.S. Bank NA (3.778% to 04/29/2015 then
3 month LIBOR + 2.003%)
04/29/2020	250,000	260,532
U.S. Central Federal Credit Union
1.900%, 10/19/2012	200,000	202,154
UBS AG
5.750%, 04/25/2018	720,000	795,282
Union Bank NA
5.950%, 05/11/2016	250,000	269,870
US Bancorp
4.200%, 05/15/2014	500,000	536,323
Ventas Realty LP
4.750%, 06/01/2021	120,000	123,603
Vornado Realty LP
4.250%, 04/01/2015	220,000	229,866
WEA Finance LLC
7.500%, 06/02/2014 (S)	390,000	432,222
Wells Fargo & Company
3.625%, 04/15/2015	220,000	235,767
3.750%, 10/01/2014	1,000,000	1,066,994
5.000%, 11/15/2014	290,000	311,113
5.625%, 12/11/2017	500,000	578,982
Wells Fargo Bank NA
5.950%, 08/26/2036	485,000	542,624

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Westpac Banking Corp.
3.000%, 12/09/2015	$230,000	$238,391
Willis North America, Inc.
7.000%, 09/29/2019	150,000	171,412
XLIT Group, Ltd.
5.750%, 10/01/2021	140,000	154,159
Xstrata Finance Canada, Ltd.
5.800%, 11/15/2016 (S)	290,000	327,709

		77,284,419
Health Care - 1.5%
Abbott Laboratories
4.125%, 05/27/2020	210,000	239,740
4.350%, 03/15/2014	350,000	375,824
5.875%, 05/15/2016	500,000	589,217
Aetna, Inc.
3.950%, 09/01/2020	500,000	534,165
6.000%, 06/15/2016	290,000	335,876
Amgen, Inc.
5.150%, 11/15/2041	350,000	365,556
5.700%, 02/01/2019	145,000	168,162
5.750%, 03/15/2040	160,000	178,374
AstraZeneca PLC
5.900%, 09/15/2017	300,000	365,641
Baxter International, Inc.
5.900%, 09/01/2016	345,000	412,616
Becton, Dickinson and Company
3.250%, 11/12/2020	160,000	166,883
Bristol-Myers Squibb Company
6.800%, 11/15/2026	140,000	190,168
CIGNA Corp.
4.000%, 02/15/2022	220,000	229,330
Covidien International Finance SA
6.000%, 10/15/2017	287,000	347,605
Eli Lilly & Company
7.125%, 06/01/2025	220,000	301,615
Express Scripts, Inc.
6.250%, 06/15/2014	350,000	385,413
Gilead Sciences, Inc.
4.500%, 04/01/2021	100,000	107,063
GlaxoSmithKline Capital, Inc.
4.375%, 04/15/2014	370,000	399,654
6.375%, 05/15/2038	140,000	192,384
Howard Hughes Medical Institute
3.450%, 09/01/2014	210,000	222,723
Johnson & Johnson
2.150%, 05/15/2016	120,000	125,796
5.850%, 07/15/2038	245,000	326,424
Life Technologies Corp.
5.000%, 01/15/2021	150,000	162,711
Medtronic, Inc.
5.600%, 03/15/2019	500,000	591,161
Merck & Company, Inc.
5.750%, 11/15/2036	400,000	505,859
Novartis Securities Investment, Ltd.
5.125%, 02/10/2019	460,000	548,620
Pharmacia Corp.
6.500%, 12/01/2018	290,000	365,166
Quest Diagnostics, Inc.
5.450%, 11/01/2015	90,000	100,999
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	200,000	245,624
Sanofi
4.000%, 03/29/2021	500,000	554,888

The accompanying notes are an integral part of the financial statements.	258

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
St. Jude Medical, Inc.
4.875%, 07/15/2019	$100,000	$114,278
Teva Pharmaceutical Finance II BV
3.000%,06/15/2015	400,000	424,158
Thermo Fisher Scientific Inc
3.600%, 08/15/2021	500,000	532,945
UnitedHealth Group, Inc.
4.875%, 03/15/2015	281,000	312,343
5.800%, 03/15/2036	210,000	253,510
WellPoint, Inc.
6.375%, 06/15/2037	120,000	152,792
7.000%, 02/15/2019	500,000	636,043
Wyeth
5.500%, 03/15/2013	385,000	405,186
6.000%, 02/15/2036	230,000	296,454

		12,762,966
Industrials - 1.3%
Allied Waste North America, Inc.
6.875%, 06/01/2017	200,000	209,750
Burlington Northern Santa Fe LLC
4.700%, 10/01/2019	160,000	182,002
5.050%, 03/01/2041	250,000	274,079
7.000%, 02/01/2014	74,000	82,090
Canadian National Railway Company
6.375%, 11/15/2037	250,000	330,422
Canadian Pacific Railway Company
4.450%, 03/15/2023	250,000	257,899
Caterpillar Financial Services Corp.
6.125%, 02/17/2014	760,000	839,068
Caterpillar, Inc.
7.900%, 12/15/2018	425,000	579,242
CSX Corp.
6.250%, 04/01/2015	205,000	236,684
7.375%, 02/01/2019	290,000	365,476
Emerson Electric Company
4.875%, 10/15/2019	215,000	250,008
ERAC USA Finance LLC
5.250%, 10/01/2020 (S)	210,000	227,601
FedEx Corp.
8.000%, 01/15/2019	145,000	190,374
Fluor Corp.
3.375%, 09/15/2021	130,000	132,380
GATX Corp.
4.750%, 05/15/2015	170,000	182,926
General Dynamics Corp.
5.250%, 02/01/2014	265,000	288,571
General Electric Company
5.000%, 02/01/2013	525,000	546,331
Honeywell International, Inc.
3.875%, 02/15/2014	220,000	233,329
Ingersoll-Rand Global Holding Company, Ltd.
6.875%, 08/15/2018	270,000	333,168
John Deere Capital Corp.
5.100%, 01/15/2013	500,000	520,115
L-3 Communications Corp.
4.750%, 07/15/2020	250,000	258,867
Lockheed Martin Corp., Series B
6.150%, 09/01/2036	250,000	306,790
Norfolk Southern Corp.
4.837%, 10/01/2041 (S)	223,000	243,124
5.900%, 06/15/2019	500,000	607,596
Pitney Bowes, Inc.
6.250%, 03/15/2019	120,000	129,524

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Roper Industries, Inc.
6.250%, 09/01/2019	$100,000	$119,206
Snap-On, Inc.
6.125%, 09/01/2021	210,000	252,283
Stanley Black & Decker, Inc.
6.150%, 10/01/2013	170,000	182,785
The Boeing Company
8.750%, 09/15/2031	275,000	413,888
Tyco Electronics Group SA
6.550%, 10/01/2017	305,000	360,309
Union Pacific Corp.
6.625%, 02/01/2029	260,000	339,671
United Parcel Service, Inc.
6.200%, 01/15/2038	160,000	217,187
United Technologies Corp.
5.375%, 12/15/2017	285,000	344,457
6.125%, 02/01/2019	350,000	432,979
Waste Management, Inc.
6.125%, 11/30/2039	160,000	198,151
7.375%, 03/11/2019	250,000	315,472

		10,983,804
Information Technology - 0.9%
Cisco Systems, Inc.
3.150%, 03/14/2017	300,000	327,493
5.900%, 02/15/2039	250,000	316,032
Computer Sciences Corp.
6.500%, 03/15/2018	400,000	426,000
Dell, Inc.
4.700%, 04/15/2013	225,000	234,427
eBay, Inc.
3.250%, 10/15/2020	250,000	258,694
Google, Inc.
3.625%, 05/19/2021	120,000	132,795
Hewlett-Packard Company
2.125%, 09/13/2015	300,000	304,567
3.750%, 12/01/2020	150,000	152,672
4.750%, 06/02/2014	490,000	526,531
Intel Corp.
3.300%, 10/01/2021	500,000	530,311
International Business Machines Corp.
2.000%, 01/05/2016	500,000	516,424
5.600%, 11/30/2039	300,000	384,446
6.500%, 10/15/2013	800,000	876,226
Microsoft Corp.
2.950%, 06/01/2014	600,000	634,052
Motorola Solutions, Inc.
6.000%, 11/15/2017	180,000	211,961
Oracle Corp.
5.750%, 04/15/2018	380,000	465,944
6.125%, 07/08/2039	250,000	328,036
SAIC, Inc.
4.450%, 12/01/2020	150,000	160,033
The Western Union Company
3.650%, 08/22/2018	250,000	268,265
Xerox Corp.
5.650%, 05/15/2013	220,000	231,029
6.750%, 12/15/2039	250,000	288,483

		7,574,421
Materials - 1.0%
Agrium, Inc.
6.750%, 01/15/2019	250,000	304,598
Alcoa, Inc.
6.750%, 07/15/2018	325,000	374,305

The accompanying notes are an integral part of the financial statements.	259

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
ArcelorMittal
5.375%, 06/01/2013	$440,000	$456,465
6.125%, 06/01/2018	250,000	264,590
6.750%, 03/01/2041	100,000	97,094
Barrick North America Finance LLC
5.700%, 05/30/2041	240,000	283,271
BHP Billiton Finance USA, Ltd.
2.875%, 02/24/2022	500,000	499,309
6.500%, 04/01/2019	400,000	503,384
Cliffs Natural Resources, Inc.
4.875%, 04/01/2021	100,000	106,749
CRH America, Inc.
8.125%, 07/15/2018	100,000	117,005
E.I. du Pont de Nemours & Company
3.625%, 01/15/2021	500,000	547,323
5.600%, 12/15/2036	500,000	611,969
International Paper Company
8.700%, 06/15/2038	220,000	305,672
PPG Industries, Inc.
3.600%, 11/15/2020	100,000	105,099
Praxair, Inc.
2.450%, 02/15/2022	250,000	247,140
Rio Tinto Alcan, Inc.
6.125%, 12/15/2033	240,000	294,718
Rio Tinto Finance USA, Ltd.
5.200%, 11/02/2040	250,000	291,654
6.500%, 07/15/2018	360,000	450,876
Teck Resources, Ltd.
4.500%, 01/15/2021	200,000	214,314
The Dow Chemical Company
5.700%, 05/15/2018	640,000	744,771
5.900%, 02/15/2015	150,000	169,319
9.400%, 05/15/2039	130,000	208,310
The Sherwin-Williams Company
3.125%, 12/15/2014	110,000	116,021
Vale Overseas, Ltd.
6.250%, 01/23/2017	500,000	577,413
6.875%, 11/10/2039	240,000	295,139

		8,186,508
Telecommunication Services - 1.3%
America Movil SAB de CV
5.000%, 03/30/2020	693,000	786,829
American Tower Corp.
4.500%, 01/15/2018	150,000	155,209
Ameritech Capital Funding Corp.
6.875%, 10/15/2027	138,000	159,834
AT&T Corp.
8.000%, 11/15/2031	11,000	15,818
AT&T, Inc.
5.350%, 09/01/2040	766,000	861,309
5.625%, 06/15/2016	550,000	641,859
6.300%, 01/15/2038	500,000	616,817
6.700%, 11/15/2013	270,000	296,990
BellSouth Corp.
6.875%, 10/15/2031	500,000	613,064
British Telecommunications PLC
5.950%, 01/15/2018	160,000	186,950
9.625%, 12/15/2030	160,000	243,049
CenturyLink, Inc.
7.600%, 09/15/2039	140,000	143,350
COX Communications, Inc.
9.375%, 01/15/2019 (S)	95,000	126,506
Deutsche Telekom International Finance BV
6.750%, 08/20/2018	250,000	303,489

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Deutsche Telekom International
Finance BV (continued)
8.750%, 06/15/2030	$165,000	$234,906
Embarq Corp.
7.082%, 06/01/2016	265,000	295,199
France Telecom SA
8.500%, 03/01/2031	380,000	554,211
Qwest Corp.
8.375%, 05/01/2016	270,000	316,234
Telecom Italia Capital SA
5.250%, 11/15/2013	250,000	253,750
7.721%, 06/04/2038	200,000	189,000
Telefonica Emisiones SAU
6.221%, 07/03/2017	250,000	266,241
7.045%, 06/20/2036	190,000	201,452
Telefonica Europe BV
8.250%, 09/15/2030	125,000	143,280
Verizon Communications, Inc.
4.600%, 04/01/2021	400,000	452,837
5.250%, 04/15/2013	775,000	815,280
6.900%, 04/15/2038	750,000	990,459
Verizon Wireless Capital LLC
7.375%, 11/15/2013	330,000	366,255
8.500%, 11/15/2018	210,000	291,576
Vivendi SA
5.750%, 04/04/2013 (S)	102,000	106,066
Vodafone Group PLC
5.375%, 01/30/2015	515,000	577,440
5.450%, 06/10/2019	205,000	243,721

		11,448,980
Utilities - 1.7%
Ameren Illinois Company
6.250%, 04/01/2018	500,000	585,888
Centerpoint Energy Resources Corp.
4.500%, 01/15/2021	207,000	221,327
Consolidated Edison Company of New
York, Inc.
7.125%, 12/01/2018	265,000	344,924
Constellation Energy Group, Inc.
5.150%, 12/01/2020	150,000	168,716
7.600%, 04/01/2032	58,000	77,456
Dominion Resources, Inc.
5.000%, 03/15/2013	262,000	273,420
5.200%, 08/15/2019	400,000	466,116
DTE Energy Company
6.350%, 06/01/2016	215,000	249,759
Duke Energy Carolinas LLC
6.000%, 01/15/2038	140,000	183,635
7.000%, 11/15/2018	585,000	755,842
E.ON International Finance BV
5.800%, 04/30/2018 (S)	385,000	444,724
Enel Finance International NV
5.125%, 10/07/2019 (S)	300,000	297,644
Entergy Corp.
5.125%, 09/15/2020	300,000	309,273
Entergy Texas, Inc.
7.125%, 02/01/2019	135,000	163,118
Exelon Generation Company LLC
4.000%, 10/01/2020	500,000	522,856
6.250%, 10/01/2039	100,000	122,123
FirstEnergy Corp.
7.375%, 11/15/2031	300,000	382,183
FirstEnergy Solutions Corp.
6.050%, 08/15/2021	150,000	170,932

The accompanying notes are an integral part of the financial statements.	260

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Florida Power & Light Company
5.650%, 02/01/2037	$200,000	$251,910
Florida Power Corp.
5.650%, 04/01/2040	220,000	277,622
Georgia Power Company
4.250%, 12/01/2019	130,000	144,646
5.950%, 02/01/2039	265,000	337,048
Hydro-Quebec
2.000%, 06/30/2016	380,000	391,588
8.400%, 01/15/2022	50,000	71,694
Indiana Michigan Power Company
6.050%, 03/15/2037	295,000	355,950
Kansas City Power & Light Company
7.150%, 04/01/2019	250,000	316,922
MidAmerican Energy Holdings Company
8.480%, 09/15/2028	365,000	525,260
NextEra Energy Capital Holdings, Inc.
7.875%, 12/15/2015	265,000	317,958
NiSource Finance Corp.
6.800%, 01/15/2019	250,000	299,735
Oglethorpe Power Corp.
5.375%, 11/01/2040	150,000	173,814
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	140,000	199,175
Pacific Gas & Electric Company
3.250%, 09/15/2021	500,000	515,696
6.050%, 03/01/2034	170,000	212,737
6.250%, 12/01/2013	355,000	388,982
PacifiCorp
6.000%, 01/15/2039	150,000	193,949
Pennsylvania Electric Company
5.200%, 04/01/2020	200,000	215,968
PPL WEM Holdings PLC
5.375%, 05/01/2021 (S)	110,000	120,338
Progress Energy, Inc.
4.400%, 01/15/2021	165,000	181,356
7.050%, 03/15/2019	500,000	622,747
Public Service Electric & Gas Company
6.330%, 11/01/2013	355,000	386,287
San Diego Gas & Electric Company
6.125%, 09/15/2037	160,000	211,133
Southern California Edison Company
5.350%, 07/15/2035	345,000	415,554
Southwestern Public Service Company
8.750%, 12/01/2018	155,000	209,979
Virginia Electric and Power Company
3.450%, 09/01/2022	400,000	420,476
8.875%, 11/15/2038	190,000	314,323
Wisconsin Electric Power Company
6.000%, 04/01/2014	230,000	254,010

		14,066,793

TOTAL CORPORATE BONDS (Cost $176,390,852)		$190,380,427

MUNICIPAL BONDS - 0.5%
Bay Area Toll Authority (California)
6.907%, 10/01/2050	230,000	314,757
Maryland State Transportation Authority
5.888%, 07/01/2043	230,000	292,532
Metropolitan Washington Airports Authority
(District of Columbia) 7.462%, 10/01/2046	100,000	112,012
Municipal Electric Authority of Georgia
6.637%, 04/01/2057	230,000	267,223
New Jersey State Turnpike Authority
7.102%, 01/01/2041	250,000	350,345

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
New York State Dormitory Authority
5.628%, 03/15/2039	$210,000	$250,541
New York State Urban Development Corp.
5.770%, 03/15/2039	200,000	243,582
North Carolina Turnpike Authority
6.700%, 01/01/2039	170,000	193,293
State of California
7.500%, 04/01/2034	700,000	907,746
7.300%, 10/01/2039	190,000	244,089
State of Illinois
5.100%, 06/01/2033	685,000	658,093
7.350%, 07/01/2035	100,000	117,102
State of Texas 5.517%, 04/01/2039	160,000	199,611
State of Utah 4.554%, 07/01/2024	100,000	116,711
State of Washington 5.481%, 08/01/2039	100,000	120,370
University of California 5.770%, 05/15/2043	220,000	260,759

TOTAL MUNICIPAL BONDS (Cost $4,088,356)		$4,648,766

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.6%
Commercial & Residential - 2.6%
Banc of America Commercial Mortgage, Inc.
Series 2006-5, Class A3,
5.390%, 09/10/2047	320,000	338,106
Series 2006-4, Class A4,
5.634%, 07/10/2046	410,000	465,099
Series 2006-3, Class A4,
5.889%, 07/10/2044 (P)	700,000	788,187
Bear Stearns Commercial Mortgage Securities
Series 2005-T20, Class A3,
5.145%, 10/12/2042 (P)	610,000	616,019
Series 2006-PW12, Class A4,
5.719%, 09/11/2038 (P)	260,000	296,961
Citigroup/Deutsche Bank
Commercial Mortgage Trust
Series 2006-CD2, Class A4,
5.324%, 01/15/2046 (P)	680,000	754,139
Series 2006-CD3, Class A5,
5.617%, 10/15/2048	760,000	861,848
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C3, Class A3
4.645%, 07/15/2037	340,000	356,160
GE Capital Commercial Mortgage Corp.,
Series 2005-C1, Class A3
4.578%, 06/10/2048	451,351	460,751
GMAC Commercial Mortgage Securities, Inc.,
Series 2003-C3, Class A4
5.023%, 04/10/2040	1,020,000	1,074,477
GS Mortgage Securities Corp. II,
Series 2007-GG10, Class A4
5.788%, 08/10/2045 (P)	1,105,000	1,235,544
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2005-LDP2, Class A4,
4.738%, 07/15/2042	940,000	1,023,817
Series 2004-CBX, Class A6,
4.899%, 01/12/2037	540,000	578,248
Series 2005-LDP4, Class A4,
4.918%, 10/15/2042 (P)	420,000	460,688
Series 2005-CB11, Class A3,
5.197%, 08/12/2037	329,439	341,851
Series 2005-LDP5, Class A4,
5.206%, 12/15/2044 (P)	275,000	308,046
Series 2005-CB13, Class A3A1,
5.282%, 01/12/2043 (P)	880,000	898,381

The accompanying notes are an integral part of the financial statements.	261

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Chase Commercial Mortgage
Securities Corp. (continued)
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	$210,000	$227,566
Series 2006-CB14, Class A3A,
5.491%, 12/12/2044 (P)(S)	823,456	828,462
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A4
5.946%, 07/15/2044 (P)	660,000	752,184
LB-UBS Commercial Mortgage Trust
Series 2006-C7, Class A3,
5.347%, 11/15/2038	968,000	1,093,056
Series 2007-C2, Class A3,
5.430%, 02/15/2040	710,000	789,053
Series 2006-C3, Class A4,
5.661%, 03/15/2039 (P)	380,000	428,384
Merrill Lynch Mortgage Trust,
Series 2008-C1, Class A4
5.690%, 02/12/2051	145,000	165,082
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-8, Class A2
5.931%, 08/12/2049 (P)	965,026	1,035,091
Morgan Stanley Capital I
Series 2004-HQ3, Class A4,
4.800%, 01/13/2041	870,000	918,235
Series 2005-HQ6, Class A2A,
4.882%, 08/13/2042	601,978	609,492
Series 2006-T21, Class A2,
5.090%, 10/12/2052	135,165	135,678
Series 2007-T25, Class A3,
5.514%, 11/12/2049 (P)	1,295,000	1,460,778
Series 2007-T27, Class A4,
5.638%, 06/11/2042 (P)	1,630,000	1,887,765
Series 2006-T23, Class A2,
5.743%, 08/12/2041 (P)	157,085	159,658
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C17, Class A4
5.083%, 03/15/2042 (P)	410,000	448,177

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $18,194,443)		$21,796,983

ASSET BACKED SECURITIES - 0.3%
Chase Issuance Trust 5.230%, 04/15/2019	830,000	984,117
Honda Auto Receivables
Owner Trust 0.970%, 04/16/2018	1,000,000	996,812
Mercedes-Benz Auto Receivables Trust,
Series 2009-1, Class A3
1.670%, 01/15/2014	167,646	168,544

TOTAL ASSET BACKED SECURITIES (Cost $2,160,174)		$2,149,473

SECURITIES LENDING COLLATERAL - 2.8%
John Hancock Collateral
Investment Trust, 0.3743% (W)(Y)	2,352,742	23,549,767

TOTAL SECURITIES LENDING
COLLATERAL (Cost $23,538,661)		$23,549,767

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 13.6%
Money Market Funds - 13.6%
State Street Institutional U.S. Government
Money Market Fund, 0.0019% (Y)	115,242,832	115,242,832

TOTAL SHORT-TERM INVESTMENTS (Cost $115,242,832)		$115,242,832

Total Investments (Total Bond Market Fund)
(Cost $939,056,288) - 114.9%		$971,330,454
Other assets and liabilities, net - (14.9%)		(125,750,048)

TOTAL NET ASSETS - 100.0%		$845,580,406

Total Return Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 83.3%
U.S. Government - 33.4%
Treasury Inflation Protected Securities
0.125%, 04/15/2016	$613,488	652,310
0.625%, 07/15/2021	700,952	769,514
1.125%, 01/15/2021	2,785,644	3,180,857
1.250%, 07/15/2020	2,483,712	2,874,315
1.750%, 01/15/2028	10,880,730	13,319,548
2.000%, 01/15/2026	11,371,100	14,253,856
2.375%, 01/15/2025 to 01/15/2027	7,522,124	9,792,877
2.500%, 01/15/2029 (F)	11,457,971	15,534,499
3.625%, 04/15/2028	1,953,560	2,955,064
3.875%, 04/15/2029 (F)	3,432,175	5,431,149
U.S. Treasury Bill 0.145%, 08/30/2012 *	490,000	489,683
U.S. Treasury Notes
0.250%, 02/15/2015	52,000,000	51,744,056
0.875%, 12/31/2016 (D)	112,300,000	112,510,563
0.875%, 01/31/2017 to 02/28/2017	162,000,000	162,083,322
1.375%, 11/30/2018 (D)	83,100,000	83,314,232
1.375%, 02/28/2019	1,700,000	1,698,141
1.500%, 08/31/2018 (D)	147,600,000	149,675,551
2.125%, 08/15/2021	21,800,000	22,229,198
2.625%, 08/15/2020 to 11/15/2020	41,200,000	44,202,672
2.750%, 02/15/2019	700,000	764,367
3.000%, 02/28/2017	3,200,000	3,531,501
3.125%, 05/15/2019 to 05/15/2021	5,000,000	5,553,642
3.375%, 11/15/2019	4,600,000	5,219,565
3.500%, 05/15/2020	4,300,000	4,922,494
3.625%, 08/15/2019 to 02/15/2021	80,800,000	93,223,248

		809,926,224
U.S. Government Agency - 49.9%
Federal Home Loan Mortgage Corp.
1.000%, 03/08/2017	8,800,000	8,779,918
2.000%, 08/25/2016	1,600,000	1,676,331
2.375%, 01/13/2022	2,100,000	2,123,795
2.500%, 05/27/2016	1,300,000	1,387,706
4.000%, TBA (C)	39,000,000	40,911,456
4.500%, TBA (C)	1,000,000	1,062,253
4.500%, 11/01/2039 to 03/01/2041	23,346,780	24,782,864
4.750%, 11/01/2035 (P)	312,297	335,569
4.875%, 06/13/2018	700,000	843,936
5.500%, 08/23/2017 to 01/01/2040	8,602,157	9,555,379
6.000%, TBA (C)	45,000,000	49,458,479
6.000%, 08/01/2026 to 05/01/2040	28,032,154	30,789,710
Federal National Mortgage Association
0.375%, 03/16/2015	2,600,000	2,586,553

The accompanying notes are an integral part of the financial statements.	262

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
1.250%, 01/30/2017		$37,400,000	$37,875,317
1.375%, 11/15/2016		100,000	101,961
2.150%, 11/01/2035 (P)		204,776	207,820
2.181%, 11/01/2034 (P)		255,122	266,751
2.243%, 05/01/2035 (P)		429,103	451,753
2.370%, 03/01/2035 (P)		123,559	130,047
2.508%, 01/01/2035 (P)		180,546	190,547
2.527%, 07/01/2034 (P)		178,218	189,914
2.590%, 06/01/2035 (P)		663,649	704,771
3.000%, TBA (C)		66,000,000	68,374,422
3.330%, 11/01/2021		99,602	105,227
3.500%, TBA (C)		61,000,000	63,286,901
3.500%, 03/01/2020 to 02/01/2041		20,601,905	21,485,485
4.000%, TBA (C)		81,300,000	85,506,077
4.000%, 09/01/2013 to 09/01/2041		18,445,399	19,458,826
4.500%, TBA (C)		351,500,000	374,579,600
4.500%, 01/01/2018 to 07/01/2041		111,531,716	118,861,042
4.737%, 09/01/2035 (P)		285,858	303,259
5.000%, TBA (C)		38,000,000	41,039,001
5.000%, 02/13/2017 to 04/01/2037		7,322,099	8,274,382
5.375%, 06/12/2017		3,100,000	3,772,489
5.500%, TBA (C)		119,000,000	129,657,854
5.500%, 11/01/2013 to 04/01/2040		25,876,303	28,210,002
6.000%, 10/01/2026 to 06/01/2040		29,335,801	32,314,653
Government National Mortgage
Association
3.500%, 11/15/2040 to 01/20/2041		1,872,701	1,965,852

			1,211,607,902

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $2,005,984,535)			$2,021,534,126

FOREIGN GOVERNMENT
OBLIGATIONS - 6.1%
Brazil - 0.3%
Federative Republic of Brazil
10.250%, 01/10/2028	BRL	6,400,000	4,276,605
12.500%, 01/05/2022		3,600,000	2,691,326

			6,967,931
Canada - 2.7%
Canada Housing Trust
1.375%, 01/27/2014		$2,400,000	2,438,126
2.650%, 03/15/2022 (S)	CAD	1,400,000	1,432,798
3.350%, 12/15/2020 (S)		4,500,000	4,910,228
3.750%, 03/15/2020 (S)		3,500,000	3,928,935
3.800%, 06/15/2021 (S)		2,800,000	3,155,911
Government of Canada
0.875%, 02/14/2017		$400,000	398,362
3.250%, 06/01/2021	CAD	1,200,000	1,341,958
3.750%, 06/01/2019		1,000,000	1,150,063
Province of British Columbia
3.250%, 12/18/2021		300,000	313,047
4.300%, 06/18/2042		400,000	464,606
Province of Ontario
1.600%, 09/21/2016		$1,300,000	1,313,586
3.000%, 07/16/2018		700,000	745,248
3.150%, 06/02/2022	CAD	4,300,000	4,406,691
4.000%, 06/02/2021		7,300,000	8,057,114
4.200%, 03/08/2018 to 06/02/2020		2,000,000	2,248,425
4.300%, 03/08/2017		2,400,000	2,695,122
4.400%, 06/02/2019		2,700,000	3,075,454

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Canada (continued)
Province of Ontario (continued)
4.600%, 06/02/2039	CAD	1,100,000	$1,311,217
4.700%, 06/02/2037		11,100,000	13,305,080
5.500%, 06/02/2018		700,000	839,215
Province of Quebec
2.750%, 08/25/2021		$100,000	101,075
3.500%, 12/01/2022	CAD	2,200,000	2,307,215
4.250%, 12/01/2021		2,900,000	3,247,695
4.500%, 12/01/2016 to 12/01/2020		2,800,000	3,193,229

			66,380,400
France - 0.3%
Societe Financement de
l’Economie Francaise
0.767%, 07/16/2012 (P)(S)		$2,000,000	2,001,440
2.125%, 05/20/2012	EUR	800,000	1,069,267
3.375%, 05/05/2014 (S)		$5,100,000	5,320,279

			8,390,986
Italy - 0.2%
Republic of Italy
2.100%, 09/15/2021	EUR	3,578,296	4,163,528
Mexico - 1.7%
Government of Mexico
6.000%, 06/18/2015	MXN	163,900,000	13,133,468
6.050%, 01/11/2040		$1,400,000	1,704,500
8.000%, 06/11/2020	MXN	44,900,000	3,939,442
10.000%, 12/05/2024		228,000,000	23,138,381

			41,915,791
Russia - 0.4%
Government of Russia
3.625%, 04/29/2015		$400,000	416,000
7.500%, 03/31/2030		8,600,500	10,256,096

			10,672,096
South Korea - 0.1%
Export-Import Bank of Korea
4.000%, 01/29/2021		600,000	591,978
Korea Housing Finance Corp.
4.125%, 12/15/2015 (S)		700,000	730,423

			1,322,401
Spain - 0.2%
Kingdom of Spain
3.154%, 03/25/2014 (P)	EUR	3,900,000	5,040,702
Turkey - 0.2%
Republic of Turkey
7.000%, 09/26/2016		$3,200,000	3,584,000

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $144,774,358)			$148,437,835

CORPORATE BONDS - 29.7%
Consumer Discretionary - 1.3%
Banque PSA Finance SA
2.481%, 04/04/2014 (P)(S)		3,500,000	3,288,819
Comcast Corp.
5.875%, 02/15/2018		700,000	835,197
6.450%, 03/15/2037		700,000	872,542
Daimler Finance North America LLC
1.742%, 09/13/2013 (P)(S)		1,700,000	1,698,662
Ford Motor Credit Company LLC
5.875%, 08/02/2021		1,600,000	1,785,032
7.000%, 04/15/2015		5,200,000	5,772,000

The accompanying notes are an integral part of the financial statements.	263

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Ford Motor Credit Company LLC (continued)
7.500%, 08/01/2012		$3,400,000	$3,475,222
8.000%, 06/01/2014 to 12/15/2016		1,100,000	1,299,240
8.700%, 10/01/2014		1,000,000	1,137,363
President and Fellows of Harvard College
6.500%, 01/15/2039 (S)		7,900,000	11,316,908
Volkswagen International Finance NV
1.191%, 04/01/2014 (P)(S)		300,000	296,972

			31,777,957
Consumer Staples - 0.4%
CVS Pass
Through Trust 6.943%, 01/10/2030		272,755	313,679
Kraft Foods, Inc.
2.625%, 05/08/2013		3,000,000	3,062,427
6.125%, 02/01/2018		2,500,000	2,997,355
6.875%, 02/01/2038		1,100,000	1,457,192
Philip Morris International, Inc.
5.650%, 05/16/2018		1,600,000	1,918,923

			9,749,576
Energy - 2.0%
AK Transneft OJSC
8.700%, 08/07/2018 (S)		1,000,000	1,215,000
Cameron International Corp.
1.414%, 06/02/2014 (P)		2,400,000	2,405,292
Gazprom OAO
6.212%, 11/22/2016 (S)		500,000	548,125
7.201%, 02/01/2020		116,357	127,058
9.625%, 03/01/2013		300,000	320,100
10.500%, 03/08/2014		1,000,000	1,128,750
Indian Oil Corp. Ltd. 4.750%, 01/22/2015		4,600,000	4,698,909
NGPL PipeCo LLC
6.514%, 12/15/2012 (S)		4,600,000	4,442,156
Novatek Finance, Ltd.
5.326%, 02/03/2016 (S)		700,000	727,125
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/2021		1,960,000	2,097,200
Petrobras International Finance Company
3.875%, 01/27/2016		5,900,000	6,154,072
Petroleos Mexicanos
6.500%, 06/02/2041		8,600,000	9,721,440
8.000%, 05/03/2019		6,500,000	8,125,000
Shell International Finance BV
3.100%, 06/28/2015		4,000,000	4,307,344
Total Capital SA 4.450%, 06/24/2020		800,000	919,454

			46,937,025
Financials - 21.5%
Allstate Life Global Funding Trusts
5.375%, 04/30/2013		2,500,000	2,634,795
Ally Financial, Inc.
3.710%, 02/11/2014 (P)		1,000,000	984,510
6.750%, 12/01/2014		400,000	422,500
6.875%, 08/28/2012		5,810,000	5,911,675
7.500%, 09/15/2020		1,500,000	1,651,875
8.300%, 02/12/2015		6,500,000	7,182,500
American Express Bank FSB
5.500%, 04/16/2013		3,500,000	3,673,548
6.000%, 09/13/2017		200,000	234,409
American Express Centurion Bank
6.000%, 09/13/2017		200,000	234,634
American Express Company
7.000%, 03/19/2018		2,200,000	2,709,786
American Express Credit Corp.
5.375%, 10/01/2014	GBP	8,100,000	13,752,636

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
American Express Credit Corp. (continued)
5.875%, 05/02/2013		$2,300,000	$2,425,996
American International Group, Inc.
0.663%, 03/20/2012 (P)		4,200,000	4,198,076
4.950%, 03/20/2012		22,268,000	22,295,835
5.850%, 01/16/2018		5,400,000	5,823,058
6.250%, 03/15/2037		1,100,000	973,500
ANZ National International, Ltd.
6.200%, 07/19/2013 (S)		3,100,000	3,262,865
Australia & New Zealand Banking
Group, Ltd. 2.125%, 01/10/2014 (S)		3,000,000	3,020,277
Banco Nacional de Desenvolvimento
Economico e Social
4.125%, 09/15/2017 (S)	EUR	600,000	830,635
Banco Santander Brasil SA
4.250%, 01/14/2016 (S)		$2,500,000	2,506,250
4.500%, 04/06/2015 (S)		400,000	410,000
Banco Santander Chile
1.811%, 04/20/2012 (P)(S)		3,800,000	3,800,350
Bank of America Corp.
0.833%, 08/15/2016 (P)		1,100,000	907,836
5.650%, 05/01/2018		6,200,000	6,433,418
6.000%, 09/01/2017		440,000	464,516
6.500%, 08/01/2016		7,900,000	8,540,374
Bank of America NA 6.000%, 10/15/2036		900,000	868,015
Bank of China Hong Kong, Ltd.
5.550%, 02/11/2020 (S)		700,000	733,336
Bank of Montreal
1.950%, 01/30/2017 (S)		400,000	406,547
2.850%, 06/09/2015 (S)		1,400,000	1,479,736
Bank of Nova Scotia
1.650%, 10/29/2015 (S)		1,400,000	1,426,054
1.950%, 01/30/2017 (S)		1,100,000	1,120,225
Barclays Bank PLC
2.375%, 01/13/2014		1,100,000	1,101,455
5.000%, 09/22/2016		3,700,000	3,984,253
5.450%, 09/12/2012		23,000,000	23,497,421
6.050%, 12/04/2017 (S)		2,900,000	2,952,821
BBVA Bancomer SA
4.500%, 03/10/2016 (S)		900,000	922,500
6.500%, 03/10/2021 (S)		1,900,000	1,938,000
BNP Paribas SA 1.482%, 01/10/2014 (P)		6,100,000	5,958,602
BNP Paribas SA (5.186% to 06/29/2015,
then 3 month
LIBOR + 1.680%) 06/29/2015 (Q)(S)		7,600,000	6,308,000
BPCE SA 2.375%, 10/04/2013 (S)		600,000	588,766
CIT Group, Inc.
5.250%, 04/01/2014 (S)		600,000	613,500
7.000%, 05/01/2016 to 05/01/2017		1,192,157	1,192,567
Citigroup, Inc.
1.353%, 02/15/2013 (P)		2,100,000	2,088,099
2.510%, 08/13/2013 (P)		400,000	400,036
5.300%, 10/17/2012		800,000	820,222
5.500%, 08/27/2012 to 10/15/2014		20,800,000	21,900,779
5.625%, 08/27/2012		1,700,000	1,732,494
5.850%, 07/02/2013		600,000	629,060
6.000%, 08/15/2017		900,000	1,002,521
6.125%, 08/25/2036		3,500,000	3,438,985
8.500%, 05/22/2019		2,200,000	2,728,915
Citigroup, Inc. (4.750% to 02/10/2014,
then 3 month
EURIBOR + 1.400%) 02/10/2019	EUR	1,500,000	1,748,643
Countrywide Financial Corp.
5.800%, 06/07/2012		$3,300,000	3,326,476

The accompanying notes are an integral part of the financial statements.	264

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Credit Suisse New York
2.200%, 01/14/2014		$1,300,000	$1,310,615
Danske Bank A/S 2.500%, 05/10/2012 (S)		2,500,000	2,508,658
Deutsche Bank AG/London
6.000%, 09/01/2017		1,200,000	1,372,970
Dexia Credit Local
1.033%, 04/29/2014 (P)(S)		7,100,000	6,599,329
Export-Import Bank of Korea
1.050%, 03/03/2012 (S)	SGD	4,400,000	3,518,171
5.125%, 06/29/2020		$1,100,000	1,177,833
Fortis Bank Nederland Holding NV
3.000%, 04/17/2012	EUR	500,000	668,215
General Electric Capital Corp.
6.875%, 01/10/2039		$14,300,000	17,620,131
General Electric Capital Corp. (5.500% to
09/15/2017, then 3 month
EURIBOR + 2.000%) 09/15/2067 (S)	EUR	9,900,000	11,606,993
General Electric Capital Corp. (6.375% to
11/15/2017, then 3 month
LIBOR + 2.289%) 11/15/2067		$4,100,000	4,161,500
HSBC Bank PLC 2.000%, 01/19/2014 (S)		1,400,000	1,405,610
HSBC Holdings PLC
6.500%, 05/02/2036 to 09/15/2037		2,100,000	2,313,632
ICICI Bank, Ltd. 4.750%, 11/25/2016 (S)		10,400,000	10,324,694
ING Bank NV 1.379%, 03/30/2012 (P)(S)		18,700,000	18,709,761
Intesa Sanpaolo SpA
2.892%, 02/24/2014 (P)(S)		3,300,000	3,138,412
IPIC, Ltd. 5.000%, 11/15/2020 (S)		800,000	806,000
JPMorgan Chase & Company
1.654%, 09/26/2013 (P)	EUR	3,800,000	5,032,362
6.000%, 01/15/2018		$700,000	811,174
JPMorgan Chase Bank NA
6.000%, 10/01/2017		3,900,000	4,376,596
LBG Capital No.1 PLC
7.875%, 11/01/2020 (S)		1,900,000	1,625,450
Lehman Brothers Holdings, Inc.
2.911%, 08/21/2009 (H)		2,300,000	618,125
3.011%, 12/23/2010 (H)		10,000,000	2,687,500
5.374%, 11/24/2008 (H)		1,200,000	322,500
5.415%, 12/23/2008 (H)		400,000	107,500
5.460%, 04/03/2009 to 11/16/2009 (H)		5,400,000	1,451,250
5.500%, 05/25/2010 (H)		800,000	215,000
Lloyds TSB Bank PLC
2.911%, 01/24/2014 (P)		5,300,000	5,277,274
4.875%, 01/21/2016		1,700,000	1,760,778
Merrill Lynch & Company, Inc.
5.450%, 02/05/2013		1,400,000	1,437,743
6.050%, 08/15/2012		900,000	917,465
6.400%, 08/28/2017		3,100,000	3,264,533
6.875%, 04/25/2018		7,600,000	8,272,722
MetLife, Inc. 6.400%, 12/15/2036		900,000	887,180
Monumental Global Funding, Ltd.
5.500%, 04/22/2013 (S)		1,900,000	1,980,444
Morgan Stanley
3.006%, 05/14/2013 (P)		4,100,000	4,105,818
6.250%, 08/28/2017		800,000	838,749
7.300%, 05/13/2019		21,375,000	23,064,950
National Australia Bank, Ltd.
5.350%, 06/12/2013 (S)		2,600,000	2,720,255
National Bank of Canada
2.200%, 10/19/2016 (S)		300,000	309,722
Nationwide Building Society
6.250%, 02/25/2020 (S)		3,000,000	3,137,484
Nordea Bank AB 2.125%, 01/14/2014 (S)		600,000	596,460

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Northern Rock Asset Management PLC
5.625%, 06/22/2017 (S)		$15,300,000	$16,296,719
Pacific LifeCorp. 6.000%, 02/10/2020 (S)		700,000	765,404
Pricoa Global Funding I
0.774%, 09/27/2013 (P)(S)		2,700,000	2,676,318
Principal Life Income Funding Trusts
5.300%, 04/24/2013		2,200,000	2,311,437
5.550%, 04/27/2015		3,500,000	3,868,263
Qatari Diar Finance QSC
5.000%, 07/21/2020 (S)		1,200,000	1,284,000
Regions Bank 7.500%, 05/15/2018		15,500,000	16,895,000
Royal Bank of Scotland Group PLC
(6.990% to 10/05/2017, then 3 month
LIBOR + 2.670%) 10/05/2017 (I)(Q)(S)		6,800,000	5,457,000
Royal Bank of Scotland Group PLC
(7.648% to 09/30/2031, then 3 month
LIBOR + 2.500%) 09/30/2031 (Q)		5,000,000	4,137,500
Royal Bank of Scotland PLC
1.352%, 10/14/2016 (P)		1,400,000	1,188,600
2.625%, 05/11/2012 (S)		3,100,000	3,110,500
3.950%, 09/21/2015		1,600,000	1,611,670
RZD Capital, Ltd. 5.739%, 04/03/2017		1,100,000	1,160,764
Santander US Debt SAU
1.379%, 03/30/2012 (P)(S)		13,900,000	13,893,634
2.991%, 10/07/2013 (S)		5,700,000	5,633,663
Sberbank of Russia Via SB Capital SA
6.125%, 02/07/2022 (S)		5,000,000	5,092,500
SLM Corp.
1.756%, 06/17/2013 (P)	EUR	2,100,000	2,662,937
5.375%, 05/15/2014		$500,000	518,522
6.250%, 01/25/2016		600,000	627,065
Springleaf Finance Corp.
3.250%, 01/16/2013	EUR	2,193,000	2,609,204
4.875%, 07/15/2012		$600,000	576,000
6.900%, 12/15/2017		2,700,000	2,092,500
State Bank of India/London
4.500%, 07/27/2015 (S)		1,700,000	1,748,639
Sumitomo Mitsui Banking Corp.
1.950%, 01/14/2014 (S)		1,300,000	1,311,460
Temasek Financial I, Ltd.
4.300%, 10/25/2019 (S)		1,600,000	1,731,803
The Bear Stearns Companies LLC
7.250%, 02/01/2018		26,400,000	31,916,491
The Goldman Sachs Group, Inc.
1.376%, 05/23/2016 (P)	EUR	1,300,000	1,536,053
6.150%, 04/01/2018		$7,500,000	8,129,318
6.250%, 09/01/2017		5,400,000	5,931,527
6.375%, 05/02/2018	EUR	700,000	1,006,155
TNK-BP Finance SA
6.125%, 03/20/2012 (S)		$500,000	500,850
Turkiye Garanti Bankasi AS
3.061%, 04/20/2016 (P)(S)		900,000	837,000
UBS AG
1.553%, 01/28/2014 (P)		1,600,000	1,579,619
5.750%, 04/25/2018		1,900,000	2,098,662
5.875%, 12/20/2017		2,100,000	2,330,015
Vnesheconombank
5.375%, 02/13/2017 (S)		600,000	612,720
5.450%, 11/22/2017 (S)		700,000	715,085
Westpac Banking Corp.
1.047%, 07/16/2014 (P)(S)		1,000,000	1,010,108
3.585%, 08/14/2014 (S)		1,600,000	1,699,032

			522,419,177

The accompanying notes are an integral part of the financial statements.	265

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care - 0.5%
Amgen, Inc. 6.150%, 06/01/2018	$9,100,000	$10,994,438
AstraZeneca PLC 5.900%, 09/15/2017	1,000,000	1,218,804

		12,213,242
Industrials - 1.2%
Caterpillar, Inc. 0.663%, 05/21/2013 (P)	8,500,000	8,534,374
International Lease Finance Corp.
5.750%, 05/15/2016	600,000	611,276
6.500%, 09/01/2014 (S)	3,000,000	3,195,000
6.750%, 09/01/2016 (S)	1,300,000	1,420,250
Noble Group, Ltd.
4.875%, 08/05/2015 (S)	1,000,000	985,000
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/2021 (S)	12,544,000	13,422,080
Sydney Airport Finance
Company Pty, Ltd.
5.125%, 02/22/2021 (S)	400,000	410,224

		28,578,204
Information Technology - 0.4%
Hewlett-Packard Company
0.772%, 05/24/2013 (P)	9,900,000	9,871,241
Materials - 1.6%
AngloGold Ashanti Holdings PLC
5.375%, 04/15/2020	300,000	308,800
Braskem Finance, Ltd.
5.750%, 04/15/2021 (S)	800,000	834,000
CSN Resources SA
6.500%, 07/21/2020 (S)	8,000,000	8,780,000
6.500%, 07/21/2020	2,600,000	2,853,500
Gerdau Trade, Inc.
5.750%, 01/30/2021 (S)	600,000	621,000
GTL Trade Finance, Inc.
7.250%, 10/20/2017 (S)	10,400,000	11,700,000
7.250%, 10/20/2017	2,900,000	3,262,500
Rohm & Haas Company
6.000%, 09/15/2017	1,500,000	1,719,246
The Dow Chemical Company
4.850%, 08/15/2012	7,000,000	7,123,872
6.000%, 10/01/2012	800,000	823,648
Vale Overseas, Ltd. 4.625%, 09/15/2020	900,000	963,051

		38,989,617
Telecommunication Services - 0.2%
Embarq Corp. 7.082%, 06/01/2016	2,300,000	2,562,106
Qtel International Finance, Ltd.
4.750%, 02/16/2021 (S)	3,000,000	3,078,600

		5,640,706
Utilities - 0.6%
Comision Federal de Electricidad
4.875%, 05/26/2021 (S)	11,900,000	12,539,625
ENN Energy Holdings, Ltd.
6.000%, 05/13/2021 (S)	400,000	384,118
SteelRiver Transmission Company LLC
4.710%, 06/30/2017 (S)	2,339,328	2,412,081

		15,335,824

TOTAL CORPORATE BONDS (Cost $707,049,457)		$721,512,569

TERM LOANS (M) - 0.3%
Financials - 0.3%
Petroleum Export, Ltd.
3.563%, 12/20/2012	1,236,180	1,219,698

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Financials (continued)
Springleaf Finance Funding Company
5.500%, 05/10/2017	$5,200,000	$4,727,668

		5,947,366

TOTAL TERM LOANS (Cost $6,413,004)		$5,947,366

MUNICIPAL BONDS - 4.4%
American Municipal Power, Inc. (Ohio)
8.084%, 02/15/2050	1,600,000	2,262,848
Badger Tobacco Asset
Securitization Corp. (Wisconsin)
6.125%, 06/01/2027	1,120,000	1,136,957
California Infrastructure & Economic
Development Bank 6.486%, 05/15/2049	1,000,000	1,202,490
California State University
6.434%, 11/01/2030	1,200,000	1,362,540
California Statewide Communities
Development Authority
6.400%, 06/01/2039	12,900,000	15,085,905
Chicago Transit Authority (Illinois)
6.200%, 12/01/2040	1,000,000	1,132,980
Chicago Transit Authority,
Series A (Illinois)
6.300%, 12/01/2021	100,000	111,091
6.899%, 12/01/2040	2,700,000	3,296,403
Chicago Transit Authority,
Series B (Illinois)
6.300%, 12/01/2021	300,000	333,273
6.899%, 12/01/2040	2,600,000	3,174,314
City of Los Angeles (California)
5.713%, 06/01/2039	1,000,000	1,168,370
City of San Antonio, TX
6.308%, 02/01/2037	2,600,000	2,895,594
County of Clark (Nevada)
6.820%, 07/01/2045	1,400,000	1,814,022
Illinois Municipal Electric Agency
6.832%, 02/01/2035	200,000	241,718
Iowa Tobacco Settlement Authority,
Series A 6.500%, 06/01/2023	850,000	795,813
Los Angeles Unified School
District (California)
6.758%, 07/01/2034	2,700,000	3,573,747
4.500%, 07/01/2023	5,000,000	5,556,000
New Jersey State Turnpike Authority
7.414%, 01/01/2040	7,400,000	10,756,714
North Carolina Turnpike Authority
6.700%, 01/01/2039	300,000	341,106
San Diego Tobacco Settlement Revenue
Funding Corp. (California)
7.125%, 06/01/2032	1,400,000	1,032,962
State of California
7.600%, 11/01/2040	1,600,000	2,124,624
7.500%, 04/01/2034	2,600,000	3,371,628
5.650%, 04/01/2039 (P)	800,000	842,784
7.550%, 04/01/2039	900,000	1,186,209
7.950%, 03/01/2036	17,300,000	20,487,698
State of Illinois 4.071%, 01/01/2014	2,100,000	2,172,303
State of Louisiana 3.000%, 05/01/2043 (P)	2,600,000	2,643,524
State of Washington - Series C
5.000%, 06/01/2041	5,600,000	6,249,544
Tobacco Securitization Authority of
Southern California 5.125%, 06/01/2046	1,500,000	1,098,510
Tobacco Settlement Finance Authority
(West Virginia) 7.467%, 06/01/2047	3,090,000	2,279,926

The accompanying notes are an integral part of the financial statements.	266

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

MUNICIPAL BONDS (continued)
Truckee Meadows Water Authority
(Nevada), Series A 5.000%, 07/01/2036		$200,000	$211,630
University of California
6.270%, 05/15/2031		5,300,000	5,827,297

TOTAL MUNICIPAL BONDS (Cost $91,832,417)			$105,770,524

CAPITAL PREFERRED SECURITIES - 1.1%
Financials - 1.1%
Citigroup Capital XXI (8.300% to
12/21/2037, then 3 month
LIBOR + 4.170%) 12/21/2057		20,525,000	21,120,225
JPMorgan Chase Capital XX
6.550%, 09/29/2036		400,000	402,000
MUFG Capital Finance 5, Ltd. (6.299% to
01/25/2017, then 6 month GBP
LIBOR + 2.060%) 01/25/2017 (Q)	GBP	1,500,000	2,370,552
State Street Capital Trust III
5.536%, 04/02/2012 (P)(Q)		$2,900,000	2,907,888
State Street Capital Trust IV
1.546%, 06/15/2037 (P)		400,000	282,382
USB Capital IX
3.500%, 04/15/2017 (P)(Q)		300,000	231,366
ZFS Finance USA Trust IV (5.875% to
05/09/2012, then 3 month
LIBOR + 1.815%) 05/09/2032 (S)		321,000	312,975

			27,627,388

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $18,645,637)			$27,627,388

COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.0%
Commercial & Residential - 5.4%
American Home Mortgage
Investment Trust, Series 2004-4,
Class 4A 2.240%, 02/25/2045 (P)		148,635	117,795
Arran Residential
Mortgages Funding PLC
Series 2010-1A, Class A1B,
2.251%, 05/16/2047 (P)(S)	EUR	461,810	615,329
Series 2010-1A, Class A2B,
2.451%, 05/16/2047 (P)(S)		3,100,000	4,128,790
Banc of America Large Loan, Inc.,
Series 2010-HLTN, Class HLTN
1.999%, 11/15/2015 (P)(S)		$1,043,795	974,160
BCAP LLC Trust
Series 2011-RR4, Class 8A1,
5.250%, 02/26/2036 (S)		2,430,622	2,428,780
Series 2011-RR5, Class 5A1,
5.250%, 08/26/2037 (S)		6,000,000	5,880,000
Series 2011-RR5, Class 12A1,
5.575%, 03/26/2037 (P)(S)		400,000	299,200
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2004-8, Class 2A1,
2.751%, 11/25/2034 (P)		2,186,843	1,812,043
Series 2004-9, Class 22A1,
3.207%, 11/25/2034 (P)		594,920	583,705
Bear Stearns Alt-A Trust, Series 2005-7,
Class 22A1 2.844%, 09/25/2035 (P)		834,922	549,259
Bear Stearns Commercial
Mortgage Securities, Inc.
Series 2007-PW15, Class A4,
5.331%, 02/11/2044		400,000	432,628

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Bear Stearns Commercial Mortgage
Securities, Inc. (continued)
Series 2007-T26, Class A4,
5.471%, 01/12/2045 (P)		$1,000,000	$1,143,494
Series 2007-PW18, Class A4,
5.700%, 06/11/2050		4,300,000	4,937,862
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class A2A,
2.580%, 10/25/2035 (P)		294,724	258,845
Series 2005-11, Class 1A1,
2.660%, 05/25/2035 (P)		697,638	634,619
Commercial Mortgage Pass Through
Certificates, Series 2006-C8, Class A4
5.306%, 12/10/2046		2,900,000	3,248,278
Countrywide Alternative Loan Trust
Series 2005-81, Class A1,
0.524%, 02/25/2037 (P)		5,685,811	2,859,485
Series 2005-62, Class 2A1,
1.182%, 12/25/2035 (P)		7,178,253	3,874,117
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2005-HYB9, Class 3A2A,
2.595%, 02/20/2036 (P)		385,920	273,431
Series 2004-22, Class A3,
2.751%, 11/25/2034 (P)		1,509,838	1,162,947
Series 2004-HYB9, Class 1A1,
2.775%, 02/20/2035 (P)		2,599,809	2,082,060
Credit Suisse Mortgage Capital
Certificates, Series 2006-C2, Class A3
5.663%, 03/15/2039 (P)		300,000	330,530
European Loan Conduit, Series 25X,
Class A 1.207%, 05/15/2019 (P)	EUR	211,023	238,974
Granite Master Issuer PLC, Series 2005-1,
Class A5 0.795%, 12/20/2054 (P)		2,799,159	3,567,093
Greenpoint Mortgage Funding Trust
Series 2006-AR6, Class A1A,
0.324%, 10/25/2046 (P)		$136,327	127,955
Series 2006-AR8, Class 1A1A,
0.324%, 01/25/2047 (P)		120,562	115,439
Greenwich Capital
Commercial Funding Corp.
Series 2005-GG3, Class A4,
4.799%, 08/10/2042 (P)		100,000	108,400
Series 2007-GG9, Class A4,
5.444%, 03/10/2039		1,400,000	1,554,437
GS Mortgage Securities Corp. II,
Series 2007-EOP, Class A1
1.103%, 03/06/2020 (P)(S)		2,515,701	2,496,833
GSR Mortgage Loan Trust,
Series 2005-AR7, Class 6A1
5.133%, 11/25/2035 (P)		1,455,741	1,385,100
Holmes Master Issuer PLC,
Series 2011-1A, Class A3
2.581%, 10/15/2054 (P)(S)	EUR	1,700,000	2,270,900
Homebanc Mortgage Trust, Series 2005-4,
Class A1 0.514%, 10/25/2035 (P)		$5,211,308	3,507,476
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2010-C2, Class A3,
4.070%, 11/15/2043 (S)		3,000,000	3,205,026
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047		3,000,000	3,303,558
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049		400,000	447,626

The accompanying notes are an integral part of the financial statements.	267

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Chase Commercial Mortgage
Securities Corp. (continued)
Series 2007-LD12, Class A4,
5.882%, 02/15/2051 (P)		$1,000,000	$1,123,478
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1,
5.021%, 02/25/2035 (P)		565,208	565,384
Series 2005-S3, Class 1A2,
5.750%, 01/25/2036		245,929	230,551
Mellon Residential Funding Corp.,
Series 2000-TBC3, Class A1
0.689%, 12/15/2030 (P)		2,408,428	2,330,187
Merrill Lynch Commercial Trust,
Series 2008-LAQA, Class A1
0.795%, 07/09/2021 (P)(S)		4,998,969	4,746,766
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A10, Class A,
0.454%, 02/25/2036 (P)		929,668	656,004
Series 2005-2, Class 3A,
1.268%, 10/25/2035 (P)		430,009	369,320
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-6,
Class A4 5.485%, 03/12/2051 (P)		2,000,000	2,169,282
MLCC Mortgage Investors, Inc.,
Series 2005-3, Class 4A
0.494%, 11/25/2035 (P)		190,391	162,348
Morgan Stanley Capital I
Series 2007-XLFA, Class A1,
0.309%, 10/15/2020 (P)(S)		44,593	44,089
Series 2007-IQ14, Class A2FX,
5.610%, 04/15/2049		2,729,146	2,884,430
Series 2007-IQ16, Class A4,
5.809%, 12/12/2049		200,000	231,015
Morgan Stanley Reremic Trust,
Series 2009-GG10, Class A4A
5.788%, 08/12/2045 (P)(S)		1,000,000	1,138,802
PHH Alternative Mortgage Trust,
Series 2007-1, Class 1A1
0.404%, 02/25/2037 (P)		13,952,644	8,392,166
RBSSP Resecuritization Trust,
Series 2011-3, Class 2A1
0.494%, 02/26/2037 (P)(S)		3,225,774	2,642,532
Structured Asset
Mortgage Investments, Inc.
Series 2007-AR2, Class 2A1,
0.374%, 03/25/2037 (P)		2,442,419	1,314,949
Series 2005-AR5, Class A3,
0.496%, 07/19/2035 (P)		1,804,532	1,605,505
Series 2005-AR8, Class A1A,
0.524%, 02/25/2036 (P)		486,848	249,990
Structured Asset Securities Corp.,
Series 2006-11, Class A1
2.785%, 10/25/2035 (P)(S)		677,337	533,431
Titan Europe PLC, Series, 2007-3X,
Class A1 1.370%, 10/23/2016 (P)	GBP	6,635,195	8,997,876
Wachovia Bank
Commercial Mortgage Trust
Series 2007-WHL8, Class A1,
0.329%, 06/15/2020 (P)(S)		$6,865,270	6,383,919
Series 2006-WL7A, Class A1,
0.339%, 09/15/2021 (P)(S)		11,233,225	10,820,449
WaMu Mortgage Pass Through
Certificates, Series 2005-AR19,
Class A1A1 0.514%, 12/25/2045 (P)		2,321,326	1,799,324

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
WaMu Mortgage Pass-
Through Certificates
Series 2002-AR17, Class 1A,
1.382%, 11/25/2042 (P)	$145,547	$120,548
Series 2001-7, Class A,
1.392%, 05/25/2041 (P)	90,978	78,998
Wells Fargo Mortgage
Backed Securities Trust
Series 2006-AR2, Class 2A1,
2.632%, 03/25/2036 (P)	1,491,684	1,240,092
Series 2006-AR2, Class 2A5,
2.632%, 03/25/2036 (P)	4,650,543	3,756,132
Series 2004-CC, Class A1,
2.648%, 01/25/2035 (P)	1,261,762	1,199,673
Series 2005-14, Class 1A9,
5.500%, 12/25/2035	3,038,041	3,055,790

		129,799,204
U.S. Government Agency - 0.6%
Federal Home Loan Mortgage Corp.
Series 2007-3335, Class BF,
0.399%, 07/15/2019 (P)	1,080,184	1,077,714
Series 3335, Class FT,
0.399%, 08/15/2019 (P)	2,718,110	2,711,744
Series 3149, Class LF,
0.549%, 05/15/2036 (P)	1,080,572	1,076,902
Series 2637, Class F,
0.649%, 06/15/2018 (P)	123,889	124,034
Series T-63, Class 1A1,
1.394%, 02/25/2045 (P)	139,912	133,298
Federal National Mortgage Association
Series 2007-73, Class A1,
0.304%, 07/25/2037 (P)	1,286,935	1,231,609
Series 2005-120, Class NF,
0.344%, 01/25/2021 (P)	3,240,897	3,237,504
Series 2007-30, Class AF,
0.554%, 04/25/2037 (P)	1,436,318	1,431,562
Series 2003-W6, Class F,
0.594%, 09/25/2042 (P)	1,111,837	1,103,296
Series 2005-75, Class FL,
0.694%, 09/25/2035 (P)	2,717,076	2,710,967
Series 2006-5, Class 3A2,
2.390%, 05/25/2035 (P)	179,213	185,978

		15,024,608

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $152,502,959)		$144,823,812

ASSET BACKED SECURITIES - 1.8%
Access Group, Series 2008-1, Class A
1.860%, 10/27/2025 (P)	8,029,799	8,033,994
Bear Stearns Asset
Backed Securities Trust
Series 2007-HE1, Class 21A1,
0.304%, 01/25/2037 (P)	725,168	681,933
Series 2007-HE5, Class 1A1,
0.334%, 06/25/2047 (P)	294,693	284,104
BNC Mortgage Loan Trust, Series 2007-2,
Class A2 0.344%, 05/25/2037 (P)	932,322	843,974
Carrington Mortgage Loan Trust,
Series 2005-NC5, Class A2
0.564%, 10/25/2035 (P)	526,229	486,277
Citibank Omni Master Trust,
Series 2009-A8, Class A8
2.349%, 05/16/2016 (P)(S)	19,505,000	19,585,402

The accompanying notes are an integral part of the financial statements.	268

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES (continued)
Countrywide Asset-Backed Certificates,
Series 2007-1, Class 2A1
0.294%, 07/25/2037 (P)		$1,127,557	$1,081,677
GSAMP Trust, Series 2007-FM1,
Class A2A 0.314%, 12/25/2036 (P)		330,692	214,349
HFC Home Equity Loan Asset Backed
Certificates, Series 2005-1, Class A
0.536%, 01/20/2034 (P)		1,826,139	1,652,526
Hillmark Funding, Series 2006-1A,
Class A1 0.743%, 05/21/2021 (P)(S)		7,100,000	6,695,137
HSBC Asset Loan Obligation,
Series 2007-WF1, Class A1
0.304%, 12/25/2036 (P)		644,722	358,423
JPMorgan Mortgage Acquisition Corp.,
Series 2007-HE1, Class AV1
0.304%, 03/25/2047 (P)		736,858	612,778
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.804%, 10/25/2034 (P)		58,753	42,866
Master Asset Backed Securities Trust,
Series 2007-HE1, Class A1
0.324%, 05/25/2037 (P)		278,765	251,897
Penta CLO SA, Series 2007-1X, Class A1
1.917%, 06/04/2024 (P)	EUR	968,307	1,190,047
Securitized Asset Backed
Receivables LLC Trust,
Series 2007-HE1, Class A2A
0.304%, 12/25/2036 (P)		$522,759	109,319
Small Business Administration
Participation Certificates,
Series 2007-2OL, Class 1
5.290%, 12/01/2027		1,393,399	1,557,816
Specialty Underwriting & Residential
Finance, Series 2007-BC1, Class A2A
0.304%, 01/25/2038 (P)		718,598	645,806
Wind River CLO, Ltd., Series 2004-1A,
Class A1 0.889%, 12/19/2016 (P)(S)		198,002	192,100

TOTAL ASSET BACKED SECURITIES (Cost $45,862,153)			$44,520,425

PREFERRED SECURITIES - 1.0%
Financials - 1.0%
Commercial Banks
Wells Fargo & Company,
Series L, 7.500%		22,170	24,364,830

TOTAL PREFERRED SECURITIES (Cost $19,353,225)			$24,364,830

ESCROW CERTIFICATES - 0.0%
Automobile Manufacturers - 0.0%
General Motors Company (I)		20,000	7,600

TOTAL ESCROW CERTIFICATES (Cost $0)			$7,600

SHORT-TERM INVESTMENTS - 1.9%
Repurchase Agreement - 0.3%
Barclays Capital Repurchase Agreement
dated 02/29/2012 at 0.018% to be
repurchased at $2,100,011 on
03/01/2012, collateralized by
$1,663,000 U.S. Treasury Notes,
4.500% due 08/15/2039 (valued at
$2,152,306 including interest)		$2,100,000	$2,100,000

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement (continued)
Repurchase Agreement with State
Street Corp. dated 02/29/2012 at
0.010% to be repurchased at $2,975,001
on 03/01/2012, collateralized by
$2,965,000 Federal National Mortgage
Association, 1.750% due 05/07/2013
(valued at $3,035,419,
including interest)		$2,975,000	$2,975,000
Credit Suisse Repurchase Agreement
dated 02/29/2012 at 0.180% to be
repurchased at $1,000,006 on
03/01/2012, collateralized by
$1,121,000 U.S. Treasury Notes,
0.500% due 11/15/2013 (valued at
$1,126,836, including interest)		1,100,000	1,100,000

			6,175,000
Commercial Paper - 0.3%
Bank of Nova Scotia 0.770%,
08/09/2012 *		3,700,000	3,699,673
Itau Unibanco SA 0.010%, 05/09/2012 *		2,100,000	2,093,506
Kells Funding LLC 0.320%, 03/02/2012 *		1,200,000	1,199,989

			6,993,168
U.S. Government - 0.5%
U.S. Treasury Bill
0.040%, 03/01/2012 *		200,000	200,000
0.040%, 05/17/2012 *		280,000	279,975
0.045%, 06/14/2012 (D)*		432,000	431,966
0.047%, 05/10/2012 (D)*		348,000	347,966
0.050%, 03/01/2012*		40,000	40,000
0.060%, 07/05/2012 (D)*		680,000	679,899
0.062%, 07/19/2012 *		660,000	659,825
0.070%, 07/26/2012 (D)*		1,919,000	1,918,361
0.072%, 05/31/2012 (D)*		2,204,000	2,203,772
0.090%, 08/23/2012 (D)*		2,110,000	2,108,731
0.140%, 02/07/2013 (D)*		1,960,000	1,957,150
0.445%, 03/01/2012*		270,000	270,000

			11,097,645
Foreign Government - 0.3%
Japan Treasury Discount Bill 0.100%,
04/27/2012 *	JPY	670,000,000	8,240,909
Certificate of Deposit - 0.5%
Intesa Sanpaolo SpA		$12,700,000	12,469,863

TOTAL SHORT-TERM INVESTMENTS (Cost $45,527,391)			$44,976,585

Total Investments (Total Return Fund)
(Cost $3,237,945,136) - 135.6%			$3,289,523,060
Other assets and liabilities, net - (35.6%)			(863,065,739)

TOTAL NET ASSETS - 100.0%			$2,426,457,321

SALE COMMITMENTS OUTSTANDING - (0.2)%
U.S. Government Agency - (0.2)%
Federal National Mortgage Association
6.000%, TBA (C)		(3,000,000)	(3,295,474)
Government National Mortgage
Association 3.500%, TBA (C)		(500,000)	(524,148)

			(3,819,622)

TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(3,815,000))			$(3,819,622)

The accompanying notes are an integral part of the financial statements.	269

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 80.4%
Consumer Discretionary - 22.2%
99 Cents Only Stores
11.000%, 12/15/2019 (S)	$375,000	396,563
Allbritton Communications Company
8.000%, 05/15/2018	1,925,000	2,035,688
Allison Transmission, Inc.
7.125%, 05/15/2019 (S)	2,525,000	2,600,750
American Greetings Corp.
7.375%, 12/01/2021	575,000	593,688
American Tire Distributors, Inc.
9.750%, 06/01/2017	1,350,000	1,459,688
Ameristar Casinos, Inc.
7.500%, 04/15/2021	4,525,000	4,887,000
CCH II LLC
13.500%, 11/30/2016	4,500,000	5,175,000
CCO Holdings LLC
7.375%, 06/01/2020	875,000	962,500
7.875%, 04/30/2018	825,000	901,313
Chukchansi Economic Development Authority
4.159%, 11/15/2012 (P)(S)	875,000	603,750
8.000%, 11/15/2013 (S)	1,317,000	908,730
Cinemark USA, Inc.
7.375%, 06/15/2021	1,075,000	1,147,563
8.625%, 06/15/2019	4,975,000	5,534,688
CityCenter Holdings LLC
7.625%, 01/15/2016	225,000	237,375
7.625%, 01/15/2016 (S)	1,725,000	1,815,563
CityCenter Holdings LLC, PIK
10.750%, 01/15/2017	2,158,139	2,333,488
Cooper Tire & Rubber Company
7.625%, 03/15/2027	3,225,000	3,128,250
CSC Holdings LLC
8.500%, 04/15/2014	2,175,000	2,414,250
DineEquity, Inc.
9.500%, 10/30/2018	4,800,000	5,292,000
DISH DBS Corp.
6.625%, 10/01/2014	2,250,000	2,452,500
7.750%, 05/31/2015	2,750,000	3,110,938
EchoStar DBS Corp.
7.125%, 02/01/2016	325,000	359,125
Exide Technologies
8.625%, 02/01/2018	700,000	544,250
Ford Motor Credit Company LLC
7.000%, 10/01/2013	820,000	878,051
8.000%, 12/15/2016	4,600,000	5,467,270
General Motors Financial Company, Inc.
6.750%, 06/01/2018	1,400,000	1,511,052
Gray Television, Inc.
10.500%, 06/29/2015	3,030,000	3,200,438
Greektown Superholdings, Inc.
13.000%, 07/01/2015	6,400,000	7,024,000
Interactive Data Corp.
10.250%, 08/01/2018	1,750,000	1,973,125
KAR Auction Services, Inc.
4.547%, 05/01/2014 (P)	200,000	199,000
Lamar Media Corp.
5.875%, 02/01/2022 (S)	275,000	287,031
7.875%, 04/15/2018	925,000	1,017,500
9.750%, 04/01/2014	3,370,000	3,833,375
Limited Brands, Inc.
6.625%, 04/01/2021	625,000	687,500
Lin Television Corp.
8.375%, 04/15/2018	1,625,000	1,718,438
Local TV Finance LLC, PIK
9.250%, 06/15/2015 (S)	2,534,250	2,578,599

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Ltd. Brands, Inc.
5.625%, 02/15/2022	$1,400,000	$1,442,000
Mac-Gray Corp.
7.625%, 08/15/2015	2,614,000	2,685,885
NAI Entertainment Holdings LLC
8.250%, 12/15/2017 (S)	3,500,000	3,850,000
National CineMedia LLC
7.875%, 07/15/2021	750,000	795,000
Nielsen Finance LLC
7.750%, 10/15/2018	7,735,000	8,605,188
11.500%, 05/01/2016	509,000	589,168
RadioShack Corp.
6.750%, 05/15/2019	2,875,000	2,407,813
Regal Cinemas Corp.
8.625%, 07/15/2019	6,515,000	7,117,638
Rent-A-Center, Inc.
6.625%, 11/15/2020	520,000	541,450
Salem Communications Corp.
9.625%, 12/15/2016	3,334,000	3,675,735
Service Corp. International
6.750%, 04/01/2015 to 04/01/2016	2,916,000	3,230,904
7.000%, 06/15/2017 to 05/15/2019	4,150,000	4,634,125
7.500%, 04/01/2027	1,273,000	1,273,000
7.625%, 10/01/2018	780,000	907,725
8.000%, 11/15/2021	1,000,000	1,163,125
Speedway Motorsports, Inc.
6.750%, 02/01/2019	300,000	312,750
The Gap, Inc.
5.950%, 04/12/2021	800,000	802,115
The Goodyear Tire & Rubber Company
7.000%, 05/15/2022	475,000	482,719
8.750%, 08/15/2020	1,377,000	1,516,421
Toys R US Property Company II LLC
8.500%, 12/01/2017	2,100,000	2,220,750
Toys R Us Property Company LLC
10.750%, 07/15/2017	2,400,000	2,661,000
Videotron Ltee
5.000%, 07/15/2022 (S)	325,000	325,000
6.375%, 12/15/2015	1,195,000	1,221,888
6.875%, 01/15/2014	1,048,000	1,051,930
9.125%, 04/15/2018	1,985,000	2,198,388
Yonkers Racing Corp.
11.375%, 07/15/2016 (S)	745,000	807,394

		135,789,150
Consumer Staples - 1.6%
B&G Foods, Inc.
7.625%, 01/15/2018	822,000	890,843
Carriage Services, Inc.
7.875%, 01/15/2015	2,915,000	2,944,150
Darling International, Inc.
8.500%, 12/15/2018	150,000	168,750
NCO Group, Inc.
11.875%, 11/15/2014	3,625,000	3,606,875
Susser Holdings LLC
8.500%, 05/15/2016	1,800,000	1,975,500

		9,586,118
Energy - 13.3%
Arch Coal, Inc.
8.750%, 08/01/2016	2,775,000	3,052,500
Bristow Group, Inc.
7.500%, 09/15/2017	2,235,000	2,335,575
Cloud Peak Energy Resources LLC
8.250%, 12/15/2017	100,000	106,750

The accompanying notes are an integral part of the financial statements.	270

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Cloud Peak Energy Resources LLC (continued)
8.500%, 12/15/2019	$650,000	$706,875
Coffeyville Resources LLC
9.000%, 04/01/2015 (S)	6,872,000	7,353,040
Consol Energy, Inc.
8.000%, 04/01/2017	300,000	326,250
8.250%, 04/01/2020	260,000	283,400
Crestwood Midstream Partners LP
7.750%, 04/01/2019 (S)	825,000	833,250
Denbury Resources, Inc.
6.375%, 08/15/2021	475,000	523,688
8.250%, 02/15/2020	3,514,000	4,005,960
Dresser-Rand Group, Inc.
6.500%, 05/01/2021 (S)	1,375,000	1,440,313
El Paso Corp.
6.500%, 09/15/2020	440,000	485,970
6.950%, 06/01/2028	1,325,000	1,377,993
7.000%, 06/15/2017	4,522,000	5,053,733
7.250%, 06/01/2018	2,650,000	3,000,468
7.800%, 08/01/2031	1,425,000	1,699,171
8.050%, 10/15/2030	700,000	833,503
8.250%, 02/15/2016	400,000	435,235
El Paso Pipeline Partners Operating
Company LLC
6.500%, 04/01/2020	175,000	194,943
Encore Acquisition Company
9.500%, 05/01/2016	1,525,000	1,704,188
Energy Transfer Equity LP
7.500%, 10/15/2020	5,640,000	6,457,800
Forest Oil Corp.
7.250%, 06/15/2019	2,350,000	2,367,625
8.500%, 02/15/2014	250,000	271,250
Gulfmark Offshore, Inc.
7.750%, 07/15/2014	3,325,000	3,349,938
Hornbeck Offshore Services, Inc.
8.000%, 09/01/2017	1,550,000	1,635,250
Hornbeck Offshore Services, Inc. (1.625%
Steps down to 1.375% on 11/15/2013)
11/15/2026	3,800,000	4,164,040
Inergy LP
6.875%, 08/01/2021	769,000	742,085
7.000%, 10/01/2018	725,000	714,125
Oil States International, Inc.
6.500%, 06/01/2019	2,300,000	2,472,500
Overseas Shipholding Group, Inc.
7.500%, 02/15/2024	5,545,000	3,285,413
PHI, Inc.
8.625%, 10/15/2018	4,925,000	5,048,125
Regency Energy Partners LP
6.875%, 12/01/2018	350,000	379,750
Sabine Pass LNG LP
7.250%, 11/30/2013	1,000,000	1,055,000
7.500%, 11/30/2016	10,070,000	10,825,250
7.500%, 11/30/2016 (S)	1,563,000	1,617,705
Samson Investment Company
9.750%, 02/15/2020 (S)	825,000	868,313
Targa Resources Partners LP
6.375%, 08/01/2022 (S)	150,000	157,875
Teekay Corp.
8.500%, 01/15/2020	475,000	491,031

		81,655,880
Financials - 11.8%
Ally Financial, Inc.
5.500%, 02/15/2017	875,000	886,336

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Ally Financial, Inc. (continued)
6.750%, 12/01/2014	$725,000	$765,781
8.000%, 03/15/2020 to 11/01/2031	3,750,000	4,192,438
Aviv Healthcare Properties LP
7.750%, 02/15/2019	2,500,000	2,556,250
CIT Group, Inc.
4.750%, 02/15/2015 (S)	3,150,000	3,197,250
5.250%, 04/01/2014 (S)	3,650,000	3,732,125
5.500%, 02/15/2019 (S)	1,425,000	1,455,281
7.000%, 05/04/2015 (S)	3,167,000	3,174,918
7.000%, 05/01/2016 to 05/01/2017	4,844,431	4,848,324
DuPont Fabros Technology LP
8.500%, 12/15/2017	5,650,000	6,243,250
Emigrant Bancorp, Inc.
6.250%, 06/15/2014 (S)	2,000,000	1,808,298
Felcor Lodging LP
6.750%, 06/01/2019	1,800,000	1,840,500
HUB International Holdings, Inc.
10.250%, 06/15/2015 (S)	3,700,000	3,792,500
MPT Operating Partnership LP
6.375%, 02/15/2022	450,000	464,625
6.875%, 05/01/2021	2,325,000	2,471,766
NSG Holdings, Inc.
7.750%, 12/15/2025 (S)	2,125,000	2,146,250
Nuveen Investments, Inc.
5.500%, 09/15/2015	9,389,000	8,778,715
10.500%, 11/15/2015 (S)	900,000	936,000
10.500%, 11/15/2015	2,395,000	2,502,775
Omega Healthcare Investors, Inc.
6.750%, 10/15/2022	2,950,000	3,189,688
Oppenheimer Holdings, Inc.
8.750%, 04/15/2018	1,500,000	1,530,000
Sabra Health Care LP
8.125%, 11/01/2018	2,665,000	2,858,213
Springleaf Finance Corp.
5.400%, 12/01/2015	500,000	396,250
5.750%, 09/15/2016	1,650,000	1,245,750
6.500%, 09/15/2017	1,200,000	897,000
6.900%, 12/15/2017	2,700,000	2,092,500
USI Holdings Corp.
4.378%, 11/15/2014 (P)(S)	1,025,000	950,688
9.750%, 05/15/2015 (S)	3,000,000	3,007,500
Ventas Realty LP
6.500%, 06/01/2016	500,000	516,378

		72,477,349
Health Care - 3.5%
Centene Corp.
5.750%, 06/01/2017	1,325,000	1,381,313
Community Health Systems, Inc.
8.875%, 07/15/2015	2,023,000	2,119,093
Emergency Medical Services Corp.
8.125%, 06/01/2019	550,000	577,500
Fresenius Medical Care US Finance, Inc.
5.750%, 02/15/2021 (S)	425,000	445,188
6.875%, 07/15/2017	700,000	777,000
HCA, Inc.
5.875%, 03/15/2022	125,000	128,125
6.500%, 02/15/2020	2,175,000	2,332,688
7.500%, 02/15/2022	400,000	433,000
8.500%, 04/15/2019	3,425,000	3,836,000
Health Management Associates, Inc.
6.125%, 04/15/2016	2,100,000	2,191,875
7.375%, 01/15/2020 (S)	300,000	312,750

The accompanying notes are an integral part of the financial statements.	271

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Healthsouth Corp.
7.250%, 10/01/2018	$600,000	$648,000
7.750%, 09/15/2022	500,000	543,750
Mylan, Inc.
6.000%, 11/15/2018 (S)	550,000	575,438
7.625%, 07/15/2017 (S)	850,000	940,844
7.875%, 07/15/2020 (S)	825,000	921,938
PSS World Medical, Inc.
6.375%, 03/01/2022 (S)	300,000	312,000
United Surgical Partners International, Inc.
8.875%, 05/01/2017	2,825,000	2,948,594

		21,425,096
Industrials - 3.3%
Columbus McKinnon Corp.
7.875%, 02/01/2019	1,075,000	1,126,063
Corrections Corp. of America
7.750%, 06/01/2017	1,900,000	2,071,000
Crown Americas LLC
7.625%, 05/15/2017	700,000	764,750
GEO Group, Inc.
7.750%, 10/15/2017	1,835,000	1,977,213
Griffon Corp.
7.125%, 04/01/2018	500,000	520,000
Interface, Inc.
7.625%, 12/01/2018	225,000	246,094
International Lease Finance Corp.
6.500%, 09/01/2014 (S)	1,125,000	1,198,125
6.750%, 09/01/2016 (S)	1,125,000	1,229,063
7.125%, 09/01/2018 (S)	1,725,000	1,932,000
Iron Mountain, Inc.
8.000%, 06/15/2020	3,150,000	3,362,625
8.375%, 08/15/2021	25,000	27,781
RailAmerica, Inc.
9.250%, 07/01/2017	3,286,000	3,663,890
Titan International, Inc.
7.875%, 10/01/2017	450,000	478,125
TransDigm, Inc.
7.750%, 12/15/2018	400,000	440,000
UR Financing Escrow Corp.
5.750%, 07/15/2018 (S)	525,000	536,813
7.625%, 04/15/2022 (S)	275,000	282,563

		19,856,105
Information Technology - 5.0%
Aspect Software, Inc.
10.625%, 05/15/2017	400,000	431,000
Audatex North America, Inc.
6.750%, 06/15/2018 (S)	300,000	312,375
Avaya, Inc.
9.750%, 11/01/2015	675,000	675,000
CDW LLC
12.535%, 10/12/2017	950,000	1,035,500
Equinix, Inc.
7.000%, 07/15/2021	75,000	82,875
8.125%, 03/01/2018	1,900,000	2,120,875
Fidelity National Information Services, Inc.
7.625%, 07/15/2017 (S)	625,000	678,906
7.625%, 07/15/2017	1,075,000	1,173,094
7.875%, 07/15/2020	2,825,000	3,178,125
First Data Corp.
11.250%, 03/31/2016	5,610,000	5,315,475
Seagate HDD Cayman
6.875%, 05/01/2020	425,000	465,375
7.000%, 11/01/2021 (S)	500,000	553,750

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
Seagate HDD Cayman (continued)
7.750%, 12/15/2018	$1,575,000	$1,771,875
Seagate Technology HDD Holdings
6.800%, 10/01/2016	875,000	973,438
SunGard Data Systems, Inc.
4.875%, 01/15/2014	1,600,000	1,648,000
7.375%, 11/15/2018	650,000	698,750
7.625%, 11/15/2020	325,000	351,000
10.250%, 08/15/2015	8,676,000	9,044,730

		30,510,143
Materials - 2.9%
Ball Corp.
5.000%, 03/15/2022	175,000	178,500
Celanese US Holdings LLC
6.625%, 10/15/2018	1,400,000	1,533,000
Crown Cork & Seal Company, Inc.
7.500%, 12/15/2096	725,000	625,313
Graham Packaging Company LP
9.875%, 10/15/2014	5,270,000	5,375,400
Koppers, Inc.
7.875%, 12/01/2019	100,000	107,000
Novelis, Inc.
8.375%, 12/15/2017	700,000	766,500
8.750%, 12/15/2020	3,150,000	3,512,250
Owens-Brockway Glass Container, Inc.
7.375%, 05/15/2016	1,000,000	1,132,500
Owens-Illinois, Inc.
7.800%, 05/15/2018	1,550,000	1,755,375
Solutia, Inc.
7.875%, 03/15/2020	1,050,000	1,231,125
8.750%, 11/01/2017	1,150,000	1,302,375

		17,519,338
Telecommunication Services - 10.8%
CC Holdings GS V LLC
7.750%, 05/01/2017 (S)	5,175,000	5,640,750
Cricket Communications, Inc.
7.750%, 05/15/2016 to 10/15/2020	6,840,000	7,257,300
Crown Castle International Corp.
7.125%, 11/01/2019	1,725,000	1,888,875
9.000%, 01/15/2015	625,000	689,063
GCI, Inc.
6.750%, 06/01/2021	850,000	860,625
8.625%, 11/15/2019	4,825,000	5,259,250
Intelsat Jackson Holdings SA
7.250%, 10/15/2020	175,000	184,188
7.500%, 04/01/2021	1,050,000	1,110,375
9.500%, 06/15/2016	1,550,000	1,631,375
11.250%, 06/15/2016	8,350,000	8,830,125
MetroPCS Wireless, Inc.
6.625%, 11/15/2020	2,625,000	2,703,750
7.875%, 09/01/2018	1,700,000	1,823,250
SBA Telecommunications, Inc.
8.000%, 08/15/2016	650,000	700,375
8.250%, 08/15/2019	1,050,000	1,155,000
Sprint Capital Corp.
6.875%, 11/15/2028	5,775,000	4,504,500
8.750%, 03/15/2032	14,640,000	13,029,600
Sprint Nextel Corp.
9.000%, 11/15/2018 (S)	450,000	501,750
11.500%, 11/15/2021 (S)	675,000	735,750
Syniverse Holdings, Inc.
9.125%, 01/15/2019	4,944,000	5,388,960

The accompanying notes are an integral part of the financial statements.	272

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
TW Telecom Holdings, Inc.
8.000%, 03/01/2018	$2,125,000	$2,329,531

		66,224,392
Utilities - 6.0%
AmeriGas Finance LLC
6.750%, 05/20/2020	150,000	154,500
7.000%, 05/20/2022	125,000	128,281
AmeriGas Partners LP
6.250%, 08/20/2019	2,000,000	2,020,000
6.500%, 05/20/2021	800,000	808,000
Calpine Construction Finance Company LP
8.000%, 06/01/2016 (S)	600,000	652,500
Calpine Corp.
7.250%, 10/15/2017 (S)	6,726,000	7,129,560
DPL, Inc.
6.500%, 10/15/2016 (S)	1,175,000	1,280,750
7.250%, 10/15/2021 (S)	4,125,000	4,702,500
Ferrellgas LP
9.125%, 10/01/2017	4,100,000	4,346,000
Ferrellgas Partners LP
8.625%, 06/15/2020	1,349,000	1,247,825
Ipalco Enterprises, Inc.
5.000%, 05/01/2018	100,000	101,125
7.250%, 04/01/2016 (S)	4,420,000	4,906,200
NRG Energy, Inc.
7.375%, 01/15/2017	6,325,000	6,562,188
Suburban Propane Partners LP
7.375%, 03/15/2020	2,700,000	2,875,500

		36,914,929

TOTAL CORPORATE BONDS (Cost $464,082,645)		$491,958,500

CAPITAL PREFERRED SECURITIES - 0.2%
Financials - 0.2%
Emigrant Capital Trust I
3.082%, 12/10/2033 (P)(S)	2,450,000	1,102,605

TOTAL CAPITAL PREFERRED SECURITIES (Cost $965,667)		$1,102,605

TERM LOANS (M) - 13.0%
Consumer Discretionary - 5.7%
Advantage Sales & Marketing LLC
9.250%, 06/17/2018	600,000	591,000
Allison Transmission, Inc.
2.750%, 08/07/2014	2,713,686	2,683,143
CCM Merger, Inc.
7.000%, 03/01/2017	4,591,105	4,586,804
CCO Holdings LLC
2.744%, 09/05/2014	4,900,000	4,823,438
Coinmach Service Corp.
3.410%, 11/14/2014	3,923,648	3,629,374
Federal-Mogul Corp.
2.189%, 12/27/2015	2,541,247	2,428,876
2.196%, 12/27/2014	2,485,395	2,375,493
Focus Brands, Inc.
- 03/05/2018 (T)	625,000	612,500
Gray Television, Inc.
3.770%, 12/31/2014	2,558,425	2,525,140
HHI Holdings LLC
7.002%, 03/21/2017	794,000	792,015
KAR Auction Services, Inc.
5.000%, 05/19/2017	1,795,489	1,792,496
Local TV Finance LLC
4.250%, 05/07/2015	3,358,525	3,341,732

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Consumer Discretionary (continued)
Pep Boys-Manny Moe & Jack
2.530%, 10/28/2013	$231,716	$230,844
Regal Cinemas Corp.
3.579%, 08/23/2017	198,000	197,010
The Goodyear Tire & Rubber Company
1.750%, 04/30/2014	2,850,000	2,802,499
Web Service Company LLC
7.000%, 08/28/2014	1,689,451	1,676,780

		35,089,144
Consumer Staples - 0.1%
Dunkin’ Brands, Inc.
4.003%, 11/23/2017	725,000	722,721
Financials - 2.2%
Amwins Group, Inc.
4.830%, 06/08/2013	2,147,807	2,115,589
6.070%, 06/08/2014	1,950,000	1,896,375
Capital Automotive LP
5.000%, 03/11/2017	3,770,229	3,732,527
LPL Holdings, Inc.
2.066%, 06/28/2013	479,653	476,655
Springleaf Finance Funding Company
5.500%, 05/10/2017	3,400,000	3,091,168
Swett & Crawford
2.494%, 04/03/2014	384,848	315,576
5.744%, 10/03/2014	2,650,000	1,537,000

		13,164,890
Health Care - 0.7%
Community Health Systems, Inc.
2.997%, 07/25/2014	2,195,838	2,165,632
3.250%, 07/25/2014	112,699	111,149
HCA, Inc.
2.744%, 05/02/2016	2,034,331	1,968,638

		4,245,419
Information Technology - 1.0%
First Data Corp.
2.995%, 09/24/2014	6,378,285	6,093,528
SunGard Data Systems, Inc.
2.005%, 02/28/2014	251,338	249,673

		6,343,201
Materials - 0.1%
Chemtura Corp.
5.500%, 08/27/2016	750,000	753,750
Telecommunication Services - 1.3%
Crown Castle International Corp.
4.000%, 01/25/2019 (T)	200,000	198,964
Fairpoint Communications, Inc.
6.500%, 01/24/2016	4,300,000	3,635,035
Level 3 Financing, Inc.
2.734%, 03/13/2014	2,450,000	2,410,954
Mission Broadcasting, Inc.
5.000%, 09/30/2016	460,980	459,828
Nexstar Broadcasting, Inc.
5.000%, 09/30/2016	721,039	719,236
TowerCo Finance LLC
5.250%, 02/02/2017	247,629	247,939

		7,671,956
Utilities - 1.9%
Texas Competitive Electric
Holdings Company LLC
3.757%, 10/10/2014	18,554,267	11,297,465

The accompanying notes are an integral part of the financial statements.	273

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Utilities (continued)
Texas Competitive Electric Holdings
Company LLC (continued)
4.757%, 10/10/2017	$375,000	$208,854

		11,506,319

TOTAL TERM LOANS (Cost $82,071,062)		$79,497,400

COMMON STOCKS - 0.0%
Consumer Discretionary - 0.0%
Tropicana Entertainment LLC (I)	7,500	$33,750

TOTAL COMMON STOCKS (Cost $750,000)		$33,750

PREFERRED SECURITIES - 0.1%
Consumer Discretionary - 0.0%
Tropicana Las Vegas Hotel &
Casino, Inc., Class A (I)	1,270	$22,860
Tropicana Las Vegas Resort & Casino LLC (I)		15,120

		37,980
Financials - 0.1%
GMAC Capital Trust I (8.125% to 02/15/2016,
then 3 month LIBOR + 5.785%)	36,000	845,280

TOTAL PREFERRED SECURITIES (Cost $1,111,000)		$883,260

SHORT-TERM INVESTMENTS - 5.1%
Money Market Funds - 5.1%
State Street Institutional Liquid Reserves
Fund, 0.2154% (Y)	31,227,204	31,227,204
Repurchase Agreement - 0.0%
Repurchase Agreement with State Street Bank
dated 02/29/2012 at 0.010% to be
repurchased at $39,605 on 03/01/2012,
collateralized by $45,000 U.S. Treasury
Bills, 0.010% due 03/08/2012 (valued at
$44,997, including interest)	$39,605	$39,605

TOTAL SHORT-TERM INVESTMENTS (Cost $31,266,809)		$31,266,809

Total Investments (U.S. High Yield Bond Fund)
(Cost $580,247,183) - 98.8%		$604,742,324
Other assets and liabilities, net - 1.2%		7,476,012

TOTAL NET ASSETS - 100.0%		$612,218,336

Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 88.3%
Consumer Discretionary - 13.3%
Automobiles - 2.4%
Harley-Davidson, Inc.	88,502	$4,122,423
Hotels, Restaurants & Leisure - 2.3%
Darden Restaurants, Inc.	78,225	3,988,693
Household Durables - 6.3%
Mohawk Industries, Inc. (I)	75,498	4,794,878
Newell Rubbermaid, Inc.	337,415	6,174,691

		10,969,569

Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail - 2.3%
Staples, Inc.	280,575	$4,113,230

		23,193,915
Consumer Staples - 6.5%
Food & Staples Retailing - 2.6%
Safeway, Inc.	116,710	2,503,430
Sysco Corp.	69,142	2,034,158

		4,537,588
Food Products - 2.7%
ConAgra Foods, Inc.	183,230	4,809,788
Personal Products - 1.2%
Avon Products, Inc.	108,330	2,024,688

		11,372,064
Energy - 7.4%
Oil, Gas & Consumable Fuels - 7.4%
Murphy Oil Corp.	57,787	3,694,901
Pioneer Natural Resources Company	38,881	4,262,913
The Williams Companies, Inc.	114,815	3,430,672
WPX Energy, Inc.	86,595	1,572,565

		12,961,051
Financials - 18.2%
Capital Markets - 2.8%
Northern Trust Corp.	88,976	3,951,424
The Charles Schwab Corp.	60,801	843,918

		4,795,342
Commercial Banks - 6.4%
BB&T Corp.	137,306	4,016,201
Comerica, Inc.	113,484	3,369,340
Wintrust Financial Corp.	112,535	3,793,555

		11,179,096
Insurance - 7.4%
ACE, Ltd.	65,195	4,675,133
Marsh & McLennan Companies, Inc.	149,891	4,676,599
Willis Group Holdings PLC	98,514	3,534,682

		12,886,414
Real Estate Investment Trusts - 1.6%
Weingarten Realty Investors	115,100	2,865,990

		31,726,842
Health Care - 5.6%
Health Care Providers & Services - 4.6%
Brookdale Senior Living, Inc. (I)	215,741	4,021,412
HealthSouth Corp. (I)	201,860	4,109,870

		8,131,282
Life Sciences Tools & Services - 1.0%
PerkinElmer, Inc.	63,163	1,705,401
Industrials - 7.7%
Electrical Equipment - 2.4%
The Babcock & Wilcox Company (I)	163,239	4,201,772
Machinery - 4.2%
Ingersoll-Rand PLC	43,042	1,716,515
Snap-On, Inc.	92,267	5,640,282

		7,356,797
Road & Rail - 1.1%
Swift Transporation Company (I)	163,703	1,918,599

		13,477,168

The accompanying notes are an integral part of the financial statements.	274

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Information Technology - 12.1%
Computers & Peripherals - 2.4%
Diebold, Inc.	106,204	$4,155,763
Electronic Equipment, Instruments & Components - 1.5%
Flextronics International, Ltd. (I)	368,934	2,600,985
IT Services - 3.8%
Fidelity National Information Services, Inc.	206,212	6,543,107
Office Electronics - 2.8%
Zebra Technologies Corp., Class A (I)	128,365	4,934,351
Software - 1.6%
BMC Software, Inc. (I)	76,304	2,856,822

		21,091,028
Materials - 7.2%
Chemicals - 5.2%
Valspar Corp.	85,001	3,939,796
W.R. Grace & Company (I)	89,728	5,110,907

		9,050,703
Containers & Packaging - 2.0%
Sonoco Products Company	107,420	3,527,673

		12,578,376
Telecommunication Services - 3.4%
Diversified Telecommunication Services - 3.4%
TW Telecom, Inc. (I)	272,894	5,894,510
Utilities - 6.9%
Electric Utilities - 3.5%
Edison International	141,460	5,922,930
Great Plains Energy, Inc.	14,549	287,779

		6,210,709
Multi-Utilities - 3.4%
CenterPoint Energy, Inc.	153,807	2,997,698
Wisconsin Energy Corp.	84,273	2,872,024

		5,869,722

		12,080,431

TOTAL COMMON STOCKS (Cost $115,127,021)		$154,212,068

PREFERRED SECURITIES - 0.9%
Health Care - 0.9%
HealthSouth Corp., 6.500%	1,614	1,603,913

TOTAL PREFERRED SECURITIES (Cost $1,343,102)		$1,603,913

SHORT-TERM INVESTMENTS - 10.5%
Money Market Funds - 10.5%
State Street Institutional Liquid Reserves
Fund, 0.2154% (Y)	18,226,540	18,226,540

TOTAL SHORT-TERM INVESTMENTS (Cost $18,226,540)		$18,226,540

Total Investments (Value Fund) (Cost $134,696,663) - 99.7%		$174,042,521
Other assets and liabilities, net - 0.3%		566,871

TOTAL NET ASSETS - 100.0%		$174,609,392

Value & Restructuring Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.6%
Consumer Discretionary - 5.6%
Household Durables - 1.3%
Newell Rubbermaid, Inc.	173,500	$3,175,050
Specialty Retail - 4.3%
TJX Companies, Inc.	286,400	10,485,106

		13,660,156
Consumer Staples - 5.5%
Food Products - 0.1%
Dole Food Company, Inc. (I)(L)	35,000	335,300
Tobacco - 5.4%
Lorillard, Inc.	99,500	13,042,460

		13,377,760
Energy - 22.6%
Oil, Gas & Consumable Fuels - 22.6%
Alpha Natural Resources, Inc. (I)	163,000	3,025,280
Anadarko Petroleum Corp.	74,900	6,300,588
Apache Corp.	25,000	2,698,250
ConocoPhillips	114,400	8,757,320
CONSOL Energy, Inc.	184,500	6,608,790
Devon Energy Corp.	119,300	8,745,883
Murphy Oil Corp.	42,000	2,685,480
Noble Energy, Inc. (L)	84,500	8,251,425
Petroleo Brasileiro SA, ADR	266,650	7,956,836

		55,029,852
Financials - 11.4%
Capital Markets - 2.8%
Apollo Investment Corp.	206,000	1,446,120
Invesco, Ltd.	215,000	5,325,550

		6,771,670
Diversified Financial Services - 0.9%
JPMorgan Chase & Company	60,000	2,354,400
Insurance - 7.1%
ACE, Ltd.	144,200	10,340,582
Hartford Financial Services Group, Inc.	16,300	337,573
Loews Corp.	75,000	2,935,500
MetLife, Inc.	94,500	3,642,975

		17,256,630
Real Estate Investment Trusts - 0.6%
Weyerhaeuser Company (L)	75,500	1,577,195

		27,959,895
Health Care - 8.0%
Biotechnology - 0.5%
Vertex Pharmaceuticals, Inc. (I)	30,000	1,167,600
Health Care Equipment & Supplies - 1.1%
Baxter International, Inc.	45,500	2,644,915
Health Care Providers & Services - 3.6%
AmerisourceBergen Corp.	194,500	7,264,575
CIGNA Corp.	37,100	1,636,481

		8,901,056
Pharmaceuticals - 2.8%
Merck & Company, Inc.	28,900	1,103,113
Pfizer, Inc.	184,000	3,882,400
Warner Chilcott PLC, Class A (I)	106,000	1,773,380

		6,758,893

		19,472,464

The accompanying notes are an integral part of the financial statements.	275

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

Value & Restructuring Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrials - 19.9%
Aerospace & Defense - 2.6%
AerCap Holdings NV (I)	264,000	$3,453,120
United Technologies Corp.	35,300	2,960,611

		6,413,731
Airlines - 2.4%
Copa Holdings SA, Class A	81,800	5,854,426
Construction & Engineering - 1.0%
AECOM Technology Corp. (I)	99,500	2,323,325
Industrial Conglomerates - 2.2%
Tyco International, Ltd.	104,500	5,415,190
Machinery - 6.6%
AGCO Corp. (I)	77,500	4,001,325
Eaton Corp.	159,000	8,298,210
Stanley Black & Decker, Inc.	49,800	3,824,640

		16,124,175
Road & Rail - 5.1%
Union Pacific Corp.	112,000	12,348,000

		48,478,847
Information Technology - 9.0%
Communications Equipment - 4.6%
Cisco Systems, Inc.	133,500	2,653,980
Harris Corp. (L)	196,500	8,573,295

		11,227,275
IT Services - 4.0%
International Business Machines Corp.	49,700	9,777,481
Office Electronics - 0.4%
Xerox Corp.	130,000	1,069,900

		22,074,656
Materials - 11.1%
Chemicals - 7.5%
Celanese Corp., Series A	224,000	10,655,680
Lanxess AG	50,000	3,736,752
Methanex Corp.	50,000	1,567,000
PPG Industries, Inc.	25,000	2,281,250

		18,240,682
Metals & Mining - 3.6%
Cliffs Natural Resources, Inc.	38,600	2,450,328
Freeport-McMoRan Copper & Gold, Inc. (L)	149,200	6,349,952
Southern Copper Corp. (L)	474	15,237

		8,815,517

		27,056,199
Telecommunication Services - 2.5%
Diversified Telecommunication Services - 0.5%
Windstream Corp.	100,000	1,208,000
Wireless Telecommunication Services - 2.0%
America Movil SAB de CV, Series L, ADR	203,000	4,859,820

		6,067,820

TOTAL COMMON STOCKS (Cost $127,588,242)		$233,177,649

PREFERRED SECURITIES - 1.6%
Consumer Staples - 0.6%
Food Products - 0.6%
2009 Dole Food Automatic Common
Exchange Security Trust, 7.000% (S)	147,966	1,407,790

Value & Restructuring Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Financials - 0.6%
Diversified Financial Services - 0.6%
Citigroup, Inc., 7.500%	15,000	$1,485,750
Materials - 0.4%
Metals & Mining - 0.4%
Molycorp, Inc., 5.500%	15,200	914,584

TOTAL PREFERRED SECURITIES (Cost $4,058,688)		$3,808,124

CONVERTIBLE BONDS - 0.3%
Financials - 0.3%
Apollo Investment Corp. 5.750%, 01/15/2016	$807,000	$773,711

TOTAL CONVERTIBLE BONDS (Cost $797,272)		$773,711

STAPLED UNITS - 0.8%
Telecommunication Services - 0.8%
HKT Trust and HKT, Ltd. (I)	2,850,000	2,064,068

TOTAL STAPLED UNITS (Cost $1,672,863)		$2,064,068

SECURITIES LENDING COLLATERAL - 4.7%
John Hancock Collateral
Investment Trust, 0.3743% (W)(Y)	1,137,700	11,387,813

TOTAL SECURITIES LENDING
COLLATERAL (Cost $11,378,923)		$11,387,813

SHORT-TERM INVESTMENTS - 1.4%
Repurchase Agreement - 1.4%
Repurchase Agreement with State Street Corp.
dated 02/29/2012 at 0.010% to be
repurchased at $3,413,001 on 03/01/2012,
collateralized by $3,475,000 Federal
National Mortgage Association, 0.500% due
09/06/2013 (valued at $3,483,688,
including interest)	$3,413,000	$3,413,000

TOTAL SHORT-TERM INVESTMENTS (Cost $3,413,000)		$3,413,000

Total Investments (Value & Restructuring Fund)
(Cost $148,908,988) - 104.4%		$254,624,365
Other assets and liabilities, net - (4.4%)		(10,755,663)

TOTAL NET ASSETS - 100.0%		$243,868,702

Footnotes
Percentages are stated as a percent of net assets.

Key to Currency Abbreviations

ARS	- Argentine Peso
AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
DKK	- Danish Krone
EUR	- Euro
GBP	- British Pound
HKD	- Hong Kong Dollar
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah
ILS	- Israel, New Shekels
INR	- Indian Rupee
JPY	- Japanese Yen
KRW	- Korean Won
MXN	- Mexican Peso

The accompanying notes are an integral part of the financial statements.	276

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited) (showing percentage of total net assets)

MYR	- Malaysian Ringgit
NZD	- New Zealand Dollar
PEN	- Peruvian Nuevo Sol
PHP	- Philippine Peso
PLN	- Polish Zloty
RUB	- Russian Ruble
SGD	- Singapore Dollar
SEK	- Swedish Krona
TRY	- Turkish Lira
UYU	- Uruguayan Peso
ZAR	- South African Rand

Key to Security Abbreviations and Legend

ADR	- American Depositary Receipts
CDOR	- Canadian Dealer Offered Rate
EURIBOR	- Euro Interbank Offered Rate
GBPLIBOR	- Pound Sterling LIBOR
GDR	- Global Depositary Receipts
IO	- Interest Only Security (Interest Tranche of Stripped Mortgage
Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	- London Interbank Offered Rate
PIK	- Paid In Kind
PO	- Principal-Only Security (Principal Tranche of Stripped Security).
Rate shown is the annualized yield on date of purchase.
TBA	- To Be Announced
(A)	The subadviser is an affiliate of the adviser.
(C)	Security purchased on a when-issued or delayed delivery basis.
(D)	All or a portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts.
(F)	All or portion of this security is held at a broker to meet the margin requirements for futures contracts.
(G)	The Portfolio’s sub-adviser is shown parenthetically.
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(L)	All or a portion of the security is on loan as of February 29, 2012.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(N)	Strike price and/or expiration date not available.
(O)	The investment is an affiliate of the fund, the adviser and/or the subadviser.
(P)	Variable rate obligation. Securities reset coupon rates periodically.
The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown is next call date.
(R)	Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to Note 10 of the Notes to
Financial Statements.
(S)	The securities are exempt from registration under Rule 144A of the
Securities Act of 1933. Such securities may be resold to qualified institutional buyers, in transactions exempt from registration.
(T)	All or a portion of this position represents unsettled loan
commitment at period end where the coupon rate will be
determined at time of settlement.
(V)	The Fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the Fund. For more information on this security refer to Note 11 of the Notes to
Financial Statements.
(W)	Investment is an affiliate of the Portfolio, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.
(Y)	The rate shown is the annualized seven-day yield as of
February 29, 2012.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.
(1)	Manulife Asset Management (US) LLC is doing business as John
Hancock Asset Management.

(2)	Manulife Asset Management (North America) Limited is doing
business as John Hancock Asset Management.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.	277

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited)

Certain Funds had the following country concentration:

Alpha Opportunities Fund*
United States	85.7%
Canada	2.7%
United Kingdom	2.7%
France	1.2%
Netherlands	1.1%
China	1.0%
Other Countries	5.6%

Capital Appreciation Fund*
United States	88.3%
China	2.8%
Denmark	1.9%
Ireland	1.8%
United Kingdom	1.4%
Canada	1.2%
Other Countries	2.6%

Fundamental Value Fund*
United States	79.8%
Switzerland	5.7%
Canada	5.3%
United Kingdom	2.9%
Hong Kong	2.8%
Netherlands	1.2%
Brazil	1.0%
Other Countries	1.3%

High Yield Fund*
United States	68.6%
Germany	7.1%
United Kingdom	2.7%
Luxembourg	2.7%
Netherlands	2.6%
Argentina	1.6%
Canada	1.5%
Australia	1.4%
Ireland	1.3%
Cayman Islands	1.2%
Bermuda	1.2%
Other Countries	8.1%

Mid Cap Value Equity Fund*
United States	87.6%
Bermuda	3.6%
Canada	3.4%
Ireland	1.6%
Switzerland	1.5%
Netherlands	1.1%
Other Countries	1.2%

* As a percentage of net assets on 2-29-12.

Mutual Shares Fund*
United States	78.2%
United Kingdom	10.1%
Switzerland	3.3%
Germany	3.0%
France	1.9%
Denmark	1.2%
Other Countries	2.3%

Spectrum Income Fund*
United States	72.6%
United Kingdom	2.6%
Japan	2.6%
Germany	1.8%
Mexico	1.8%
Netherlands	1.7%
Canada	1.7%
Brazil	1.6%
Luxembourg	1.6%
Cayman Islands	1.1%
Other Countries	10.9%

Total Return Fund*
United States	79.3%
United Kingdom	3.8%
Mexico	3.0%
Canada	2.9%
Cayman Islands	1.4%
France	1.3%
Netherlands	1.0%
Spain	1.0%
Other Countries	6.3%

Value & Restructuring Fund*
United States	80.8%
Switzerland	6.5%
Brazil	3.3%
Panama	2.4%
Mexico	2.0%
Germany	1.5%
Netherlands	1.4%
Other Countries	2.1%

The accompanying notes are an integral part of the financial statements.	278

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited)

Certain Funds had the following sector distribution:

Emerging Markets Debt Fund*
Financials	19.8%
Foreign Government	17.1%
Materials	12.1%
Energy	11.7%
Industrials	8.5%
Telecommunication Services	8.5%
Utilities	8.3%
Consumer Discretionary	7.7%
Consumer Staples	4.3%
Net Other Assets & Liabilities	2.0%

Global Agribusiness Fund*
Materials	42.1%
Consumer Staples	40.6%
Industrials	17.6%
Net Other Assets & Liabilities	(0.3%)

Global Bond Fund**
U.S. Government Agency	27.9%
Financials	24.5%
Foreign Government	18.6%
Collateralized Mortgage Obligations	9.6%
Municipal Bonds	2.6%
U.S. Government	2.3%
Asset Backed Securities	2.3%
Consumer Discretionary	1.4%
Energy	0.7%
Industrials	0.7%
Materials	0.5%
Consumer Staples	0.3%
Information Technology	0.2%
Telecommunication Services	0.2%
Health Care	0.2%
Short-Term Investments	8.0%

Global Infrastructure Fund*
Industrials	41.5%
Utilities	30.8%
Energy	27.0%
Materials	0.2%
Net Other Assets & Liabilities	0.5%

Global Real Estate Fund*
Retail REITs	24.9%
Real Estate Management & Development	17.3%
Diversified REITs	12.3%
Specialized REITs	11.2%
Office REITs	11.0%
Residential REITs	9.5%
Real Estate Operating Companies	6.0%
Industrial REITs	3.6%
Real Estate Development	3.3%
Short-Term Investments & Other	0.9%

International Equity Index Fund*
Financials	23.2%
Energy	11.5%
Materials	11.5%
Industrials	10.2%
Consumer Discretionary	8.8%
Consumer Staples	8.8%
Health Care	6.3%
Information Technology	6.2%
Telecommunication Services	5.5%
Utilities	3.7%
Short-Term Investments & Other	4.3%

International Growth Stock Fund*
Consumer Discretionary	19.5%
Consumer Staples	12.4%
Health Care	10.9%
Information Technology	10.5%
Energy	10.4%
Industrials	9.5%
Financials	9.2%
Materials	3.7%
Telecommunication Services	3.7%
Utilities	1.5%
Short-Term Investments & Other	8.7%

International Opportunities Fund*
Consumer Discretionary	22.5%
Information Technology	17.5%
Financials	13.1%
Industrials	12.8%
Consumer Staples	7.2%
Health Care	7.1%
Energy	6.6%
Materials	5.5%
Telecommunication Services	4.9%
Short-Term Investments & Other	2.8%

International Small Cap Fund*
Consumer Discretionary	32.4%
Industrials	22.1%
Financials	14.9%
Information Technology	8.0%
Consumer Staples	6.2%
Energy	4.8%
Materials	2.4%
Utilities	1.8%
Health Care	1.7%
Short-Term Investments & Other	5.7%

The accompanying notes are an integral part of the financial statements.	279

John Hancock Funds II

Portfolio of Investments — February 29, 2012 (Unaudited)

International Small Company Fund*
Industrials	24.4%
Consumer Discretionary	18.8%
Financials	13.3%
Materials	12.8%
Information Technology	9.3%
Energy	6.1%
Consumer Staples	6.1%
Health Care	5.7%
Utilities	2.3%
Telecommunication Services	1.0%
Short-Term Investments & Other	0.2%

International Value Fund*
Financials	28.3%
Energy	12.6%
Information Technology	11.3%
Telecommunication Services	11.2%
Industrials	10.2%
Health Care	9.7%
Consumer Discretionary	4.9%
Materials	4.8%
Consumer Staples	2.7%
Utilities	1.4%
Short-Term Investments & Other	2.9%

* As a percentage of net assets on 2-29-12.

** As a percentage of total investments on 2-29-12.

The accompanying notes are an integral part of the financial statements.	280

John Hancock Funds II

Statements of Assets and Liabilities — February 29, 2012 (Unaudited)

				Alpha
	Active	All Cap	All Cap	Opportunities
Assets	Bond Fund	Core Fund	Value Fund	Fund

Investments in unaffiliated issuers, at value	$1,407,007,574	$616,086,042	$615,475,488	$1,346,542,864
Investments in affiliated issuers, at value	2,203,230	21,460,525	38,738,415	165,430,051
Repurchase agreements, at value	6,000,000	—	6,364,000	32,600,000
Total investments, at value	1,415,210,804	637,546,567	660,577,903	1,544,572,915
Cash	30,033,721	—	286	41,727
Foreign currency, at value	19,444	—	—	184
Cash held at broker for futures contracts	218,010	—	—	—
Receivable for investments sold	64,414	—	2,249,482	19,016,973
Receivable for delayed delivery securities sold	3,524,891	—	—	—
Dividends and interest receivable	12,193,443	1,240,511	978,622	1,650,478
Receivable for securities lending income	3,002	10,830	9,618	179,298
Receivable for futures variation margin	—	1,015,485	—	—
Other assets	1,393	—	993	2,252
Total assets	1,461,269,122	639,813,393	663,816,904	1,565,463,827

Liabilities

Payable for investments purchased	2,415,744	—	2,758,571	13,931,163
Payable for delayed delivery securities purchased	137,146,536	—	—	—
Payable for fund shares repurchased	247,741	—	197,931	13,458,407
Payable upon return of securities loaned	2,202,368	21,457,967	38,737,393	165,415,391
Payable for futures variation margin	20,938	—	—	—
Payable to affiliates
Accounting and legal services fees	15,462	7,281	7,337	16,284
Trustees’ fees	340	363	193	598
Other liabilities and accrued expenses	82,674	274,112	48,027	115,149
Total liabilities	142,131,803	21,739,723	41,749,452	192,936,992

Net assets

Paid-in capital	$1,271,310,486	$710,271,755	$534,850,758	$1,308,092,492
Undistributed net investment income (loss)	2,838,326	1,027,223	761,144	365,165
Accumulated undistributed net realized gain (loss) on investments	2,965,892	(176,094,569)	(6,378,746)	(57,871,430)
Net unrealized appreciation (depreciation) on investments	42,022,615	82,869,261	92,834,296	121,940,608
Net assets	$1,319,137,319	$618,073,670	$622,067,452	$1,372,526,835
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$1,370,942,917	$534,243,584	$529,023,733	$1,257,250,860
Investments in affiliated issuers, at cost	$2,202,418	$21,449,207	$38,719,874	$165,396,882
Foreign currency, at cost	$21,905	—	—	$185
Securities loaned, unaffiliated issuers, at value	$2,124,869	$20,968,918	$37,885,978	$161,171,494

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$52,450,209	—	$108,635,857	—
Shares outstanding	5,124,944	—	9,623,627	—
Net asset value, offering price and redemption price per share	$10.23	—	$11.29	—

Class NAV
Net assets	$1,266,687,110	$618,073,670	$513,431,595	$1,372,526,835
Shares outstanding	123,858,516	65,462,865	45,733,765	129,785,735
Net asset value, offering price and redemption price per share	$10.23	$9.44	$11.23	$10.58

The accompanying notes are an integral part of the financial statements.	281

John Hancock Funds II

Statements of Assets and Liabilities — February 29, 2012 (Unaudited)

		Capital	Capital
	Blue Chip	Appreciation	Appreciation	Core
Assets	Growth Fund	Fund	Value Fund	Bond Fund

Investments in unaffiliated issuers, at value	$2,129,949,918	$1,769,222,489	$1,465,986,047	$738,829,780
Investments in affiliated issuers, at value	66,012,076	192,503,486	37,800,968	288,356
Total investments, at value	2,195,961,994	1,961,725,975	1,503,787,015	739,118,136
Receivable for investments sold	7,412,624	6,807,316	38,038,335	14,839,824
Receivable for delayed delivery securities sold	—	—	—	140,052,181
Receivable for forward foreign currency exchange contracts	—	—	257,901	—
Receivable for fund shares sold	—	49,232	35,753	2,713,725
Dividends and interest receivable	1,657,675	1,176,771	4,044,020	2,968,681
Receivable for securities lending income	88,606	43,807	19,626	74
Other assets	—	—	2,766	538
Total assets	2,205,120,899	1,969,803,101	1,546,185,416	899,693,159

Liabilities

Payable for investments purchased	3,502,265	9,861,822	15,918,251	32,826,369
Payable for delayed delivery securities purchased	—	—	—	221,492,440
Payable for forward foreign currency exchange contracts	—	—	61,660	—
Payable for fund shares repurchased	18,732,864	11,752,217	—	—
Payable upon return of securities loaned	66,036,762	192,475,245	37,770,525	288,312
Written options, at value	—	—	2,242,876	—
Payable for sale commitments outstanding, at value	—	—	—	10,866,971
Payable to affiliates
Accounting and legal services fees	24,914	20,667	17,506	7,402
Trustees’ fees	1,311	1,042	314	193
Other liabilities and accrued expenses	78,668	80,766	111,863	54,340
Total liabilities	88,376,784	214,191,759	56,122,995	265,536,027

Net assets

Paid-in capital	$1,594,876,932	$1,306,202,844	$1,350,617,167	$614,837,838
Undistributed net investment income (loss)	58,646	(66,579)	3,942,840	833,523
Accumulated undistributed net realized gain (loss) on investments	(338,576,681)	(147,650,212)	800,342	6,082,266
Net unrealized appreciation (depreciation) on investments	860,385,218	597,125,289	134,702,072	12,403,505
Net assets	$2,116,744,115	$1,755,611,342	$1,490,062,421	$634,157,132
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$1,269,598,548	$1,172,179,403	$1,330,983,366	$726,385,920
Investments in affiliated issuers, at cost	$65,978,228	$192,427,853	$37,784,409	$288,318
Proceeds received on sale commitments outstanding	—	—	—	$10,826,578
Premiums received on written options	—	—	$1,738,998	—
Securities loaned, unaffiliated issuers, at value	$64,602,293	$188,326,460	$36,832,668	$281,674

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$559,847,558	$431,709,383	—	$31,118,281
Shares outstanding	23,845,993	33,539,849	—	2,338,668
Net asset value, offering price and redemption price per share	$23.48	$12.87	—	$13.31

Class NAV
Net assets	$1,556,896,557	$1,323,901,959	$1,490,062,421	$603,038,851
Shares outstanding	66,376,168	102,790,237	136,928,920	45,377,663
Net asset value, offering price and redemption price per share	$23.46	$12.88	$10.88	$13.29

The accompanying notes are an integral part of the financial statements.	282

John Hancock Funds II

Statements of Assets and Liabilities — February 29, 2012 (Unaudited)

	Core
	Diversified	Core
	Growth &	Fundamental	Core Global	Emerging
	Income	Holdings	Diversification	Markets
Assets	Portfolio	Portfolio	Portfolio	Debt Fund

Investments in unaffiliated issuers, at value	$19,824,654	$8,517,084	$20,262,782	$15,126,053
Investments in affiliated issuers, at value	13,219,121	5,680,135	13,495,758	—
Total investments, at value	33,043,775	14,197,219	33,758,540	15,126,053
Cash	5,772	5,841	8,259	341,487
Foreign currency, at value	—	—	—	62
Receivable for forward foreign currency exchange contracts	—	—	—	5,580
Receivable for fund shares sold	11,648	10,608	12,207	—
Dividends and interest receivable	786	334	795	299,815
Receivable due from adviser	166	140	165	204
Other assets	86	15	95	2,050
Total assets	33,062,233	14,214,157	33,780,061	15,775,251

Liabilities

Payable for investments purchased	11,564	10,572	12,122	200,000
Distributions payable	—	—	—	85,380
Payable to affiliates
Accounting and legal services fees	389	166	393	181
Transfer agent fees	—	—	—	2,352
Trustees’ fees	12	5	12	6
Other liabilities and accrued expenses	17,557	17,491	17,532	45,227
Total liabilities	29,522	28,234	30,059	333,146

Net assets

Paid-in capital	$28,521,206	$12,192,333	$31,382,374	$15,011,987
Undistributed net investment income (loss)	7,207	4,989	9,625	53,268
Accumulated undistributed net realized gain (loss) on investments	(68,235)	(54,756)	(108,419)	73,202
Net unrealized appreciation (depreciation) on investments	4,572,533	2,043,357	2,466,422	303,648
Net assets	$33,032,711	$14,185,923	$33,750,002	$15,442,105
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$16,874,432	$7,098,217	$18,670,237	$14,828,541
Investments in affiliated issuers, at cost	$11,596,810	$5,055,645	$12,621,881	—
Foreign currency, at cost	—	—	—	$61

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class A
Net assets	—	—	—	$12,357,505
Shares outstanding	—	—	—	1,201,963
Net asset value and redemption price per share	—	—	—	$10.28

Class I
Net assets	—	—	—	$3,084,600
Shares outstanding	—	—	—	300,000
Net asset value, offering price and redemption price per share	—	—	—	$10.28

Class 1
Net assets	$33,032,711	$14,185,923	$33,750,002	—
Shares outstanding	3,324,512	1,452,025	3,574,689	—
Net asset value, offering price and redemption price per share	$9.94	$9.77	$9.44	—

Maximum Public Offering Price Per Share:
Class A (net asset value per share ÷ 95.5%)	—	—	—	$10.76

The accompanying notes are an integral part of the financial statements.	283

John Hancock Funds II

Statements of Assets and Liabilities — February 29, 2012 (Unaudited)

			Global
	Equity-Income	Fundamental	Agribusiness	Global
Assets	Fund	Value Fund	Fund	Bond Fund

Investments in unaffiliated issuers, at value	$1,388,444,457	$1,318,977,271	$2,897,105	$1,187,416,200
Investments in affiliated issuers, at value	75,328,996	57,051,210	—	—
Repurchase agreements, at value	—	—	—	3,108,000
Total investments, at value	1,463,773,453	1,376,028,481	2,897,105	1,190,524,200
Cash	—	688	19,854	280,577
Foreign currency, at value	—	—	159	3,794,626
Cash collateral for swap contracts	—	—	—	18,000
Foreign currency collateral for swap contracts	—	—	—	980,952
Receivable for investments sold	1,961,043	3,226,979	—	—
Receivable for delayed delivery securities sold	—	—	—	225,139,180
Receivable for forward foreign currency exchange contracts	—	—	—	2,298,959
Receivable for fund shares sold	—	17,566	—	228,043
Dividends and interest receivable	5,079,846	2,024,337	2,161	7,994,597
Receivable for securities lending income	34,829	49,454	—	—
Swap contracts, at value	—	—	—	6,403,472
Receivable for futures variation margin	—	—	—	82,258
Receivable due from adviser	—	—	409	—
Other assets	1,644	2,680	41	227,370
Total assets	1,470,850,815	1,381,350,185	2,919,729	1,437,972,234

Liabilities

Payable for collateral held by fund	—	—	—	6,936,038
Payable for investments purchased	4,574,726	—	—	—
Payable for delayed delivery securities purchased	—	—	—	526,700,977
Payable for forward foreign currency exchange contracts	—	—	—	18,926,322
Payable for fund shares repurchased	1,051,275	52,224	—	22,235
Payable upon return of securities loaned	75,305,151	57,052,998	—	—
Written options, at value	—	—	—	136,635
Swap contracts, at value	—	—	—	2,487,516
Payable to affiliates
Accounting and legal services fees	16,409	15,610	34	10,381
Transfer agent fees	—	—	346	—
Trustees’ fees	630	938	1	336
Other liabilities and accrued expenses	71,696	83,279	31,781	187,935
Total liabilities	81,019,887	57,205,049	32,162	555,408,375

Net assets

Paid-in capital	$1,366,209,034	$1,313,009,135	$2,198,682	$915,410,332
Undistributed net investment income (loss)	14,847,420	1,354,224	(1,836)	849,681
Accumulated undistributed net realized gain (loss) on investments	(177,388,936)	(322,087,084)	8,452	(26,343,049)
Net unrealized appreciation (depreciation) on investments	186,163,410	331,868,861	682,269	(7,353,105)
Net assets	$1,389,830,928	$1,324,145,136	$2,887,567	$882,563,859
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$1,202,286,706	$987,130,916	$2,214,842	$1,191,111,398
Investments in affiliated issuers, at cost	$75,323,337	$57,030,389	—	—
Foreign currency, at cost	—	—	$158	$3,787,180
Foreign currency collateral for swap contracts, at cost	—	—	—	$950,130
Premiums received on written options	—	—	—	$1,372,814
Net unamortized upfront payment on swaps	—	—	—	$391,741
Securities loaned, unaffiliated issuers, at value	$73,635,368	$52,856,795	—	—

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class A
Net assets	—	—	$1,433,594	—
Shares outstanding	—	—	107,251	—
Net asset value and redemption price per share	—	—	$13.37	—

Class I
Net assets	—	—	$1,453,973	—
Shares outstanding	—	—	108,348	—
Net asset value, offering price and redemption price per share	—	—	$13.42	—

Class 1
Net assets	$280,745,621	—	—	$90,813,491
Shares outstanding	18,636,950	—	—	7,442,090
Net asset value, offering price and redemption price per share	$15.06	—	—	$12.20

Class NAV
Net assets	$1,109,085,307	$1,324,145,136	—	$791,750,368
Shares outstanding	73,701,137	84,402,390	—	65,026,126
Net asset value, offering price and redemption price per share	$15.05	$15.69	—	$12.18

Maximum Public Offering Price Per Share:
Class A (net asset value per share ÷ 95%)	—	—	$14.07	—

The accompanying notes are an integral part of the financial statements.	284

John Hancock Funds II

Statements of Assets and Liabilities — February 29, 2012 (Unaudited)

	Global		Health
	Infrastructure	Global Real	Sciences	Heritage
Assets	Fund	Estate Fund	Fund	Fund

Investments in unaffiliated issuers, at value	$2,734,692	$516,148,884	$362,342,901	$181,130,022
Investments in affiliated issuers, at value	—	43,529,055	—	27,384,305
Repurchase agreements, at value	—	2,947,000	—	—
Total investments, at value	2,734,692	562,624,939	362,342,901	208,514,327
Cash	22,345	370	—	—
Foreign currency, at value	4,334	3,531,521	—	—
Receivable for investments sold	11,138	6,288,778	317,669	1,878,589
Receivable for forward foreign currency exchange contracts	—	—	—	10,760
Receivable for fund shares sold	—	—	10,968	—
Dividends and interest receivable	7,788	803,052	192,939	66,281
Receivable for securities lending income	—	19,913	—	12,551
Receivable due from adviser	430	—	—	—
Other assets	41	195	651	97
Total assets	2,780,768	573,268,768	362,865,128	210,482,605

Liabilities

Payable for investments purchased	—	8,689,463	3,339,616	1,513,820
Payable for forward foreign currency exchange contracts	—	—	—	2,183
Payable for fund shares repurchased	—	343,905	—	1,264,553
Payable upon return of securities loaned	—	43,519,073	—	27,373,832
Written options, at value	—	—	2,918,451	—
Payable to affiliates
Accounting and legal services fees	32	6,161	4,215	2,128
Transfer agent fees	332	—	—	—
Trustees’ fees	2	221	586	243
Other liabilities and accrued expenses	31,534	112,845	35,816	31,835
Total liabilities	31,900	52,671,668	6,298,684	30,188,594

Net assets

Paid-in capital	$2,299,566	$735,545,539	$299,423,981	$136,576,764
Undistributed net investment income (loss)	1,216	(17,038,506)	(624,606)	(231,612)
Accumulated undistributed net realized gain (loss) on investments	(8,122)	(298,423,134)	3,884,391	(3,271,358)
Net unrealized appreciation (depreciation) on investments	456,208	100,513,201	53,882,678	47,220,217
Net assets	$2,748,868	$520,597,100	$356,566,444	$180,294,011
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$2,278,489	$418,595,388	$308,688,128	$133,933,582
Investments in affiliated issuers, at cost	—	$43,508,632	—	$27,369,105
Foreign currency, at cost	$4,263	$3,543,148	—	—
Premiums received on written options	—	—	$3,146,136	—
Securities loaned, unaffiliated issuers, at value	—	$42,377,352	—	$26,777,261

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class A
Net assets	$1,364,732	—	—	—
Shares outstanding	113,020	—	—	—
Net asset value and redemption price per share	$12.08	—	—	—

Class I
Net assets	$1,384,136	—	—	—
Shares outstanding	114,173	—	—	—
Net asset value, offering price and redemption price per share	$12.12	—	—	—

Class NAV
Net assets	—	$520,597,100	$356,566,444	$180,294,011
Shares outstanding	—	70,847,355	29,424,299	23,530,487
Net asset value, offering price and redemption price per share	—	$7.35	$12.12	$7.66

Maximum Public Offering Price Per Share:
Class A (net asset value per share ÷ 95%)	$12.72	—	—	—

The accompanying notes are an integral part of the financial statements.	285

John Hancock Funds II

Statements of Assets and Liabilities — February 29, 2012 (Unaudited)

				International
	High Income	High Yield	Index 500	Equity Index
Assets	Fund	Fund	Fund	Fund

Investments in unaffiliated issuers, at value	$340,592,064	$931,455,320	$2,962,566,596	$531,198,313
Investments in affiliated issuers, at value	14,815,158	13,292,492	124,024,855	27,574,569
Repurchase agreements, at value	4,310,050	62,000,000	22,817,000	—
Total investments, at value	359,717,272	1,006,747,812	3,109,408,451	558,772,882
Cash	10,349,998	2,027,911	974	—
Foreign currency, at value	—	1,714,369	—	9,640,027
Cash held at broker for futures contracts	—	—	5,350,000	307,291
Receivable for investments sold	2,912,134	12,009,885	—	64,365
Receivable for forward foreign currency exchange contracts	7,379	—	—	252,444
Receivable for fund shares sold	—	—	2,500,039	467,114
Dividends and interest receivable	4,393,793	18,168,114	6,930,210	1,444,807
Receivable for securities lending income	—	19,625	52,288	24,010
Swap contracts, at value	—	233,823	—	—
Receivable for futures variation margin	—	—	—	1,734,911
Other assets	—	725	3,427	18,954
Total assets	377,380,576	1,040,922,264	3,124,245,389	572,726,805

Liabilities

Payable for investments purchased	6,543,107	31,148,926	—	122,438
Payable for delayed delivery securities purchased	660,000	—	—	—
Payable for forward foreign currency exchange contracts	238,491	286,861	—	214,524
Payable for fund shares repurchased	20,899	417,198	—	—
Payable upon return of securities loaned	—	13,289,085	124,006,956	27,560,475
Written options, at value	—	2,259,090	—	—
Swap contracts, at value	—	81,394	—	—
Payable for futures variation margin	—	—	444,292	—
Payable to affiliates
Accounting and legal services fees	4,358	11,520	35,022	6,354
Trustees’ fees	296	520	853	190
Other liabilities and accrued expenses	47,134	81,932	40,887	28,495
Total liabilities	7,514,285	47,576,526	124,528,010	27,932,476

Net assets

Paid-in capital	$451,015,725	$1,287,759,885	$2,517,709,126	$599,133,061
Undistributed net investment income (loss)	3,548,072	11,516,354	8,416,845	817,662
Accumulated undistributed net realized gain (loss) on investments	(78,787,737)	(300,602,394)	(289,161,907)	(124,474,327)
Net unrealized appreciation (depreciation) on investments	(5,909,769)	(5,328,107)	762,753,315	69,317,933
Net assets	$369,866,291	$993,345,738	$2,999,717,379	$544,794,329
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$346,524,300	$999,535,241	$2,225,892,987	$463,772,055
Investments in affiliated issuers, at cost	$18,875,934	$13,291,295	$123,965,050	$27,563,964
Foreign currency, at cost	—	$1,711,290	—	$9,573,819
Premiums received on written options	—	$3,751,189	—	—
Net unamortized upfront payment on swaps	—	$613,297	—	—
Securities loaned, unaffiliated issuers, at value	—	$12,653,813	$121,328,127	$26,323,070

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	—	$338,789,338	—	—
Shares outstanding	—	37,560,302	—	—
Net asset value, offering price and redemption price per share	—	$9.02	—	—

Class NAV
Net assets	$369,866,291	$654,556,400	$2,999,717,379	$544,794,329
Shares outstanding	49,178,967	73,120,932	296,232,271	32,832,601
Net asset value, offering price and redemption price per share	$7.52	$8.95	$10.13	$16.59

The accompanying notes are an integral part of the financial statements.	286

John Hancock Funds II

Statements of Assets and Liabilities — February 29, 2012 (Unaudited)

	International	International	International	International
	Growth Stock	Opportunities	Small Cap	Small Company
Assets	Fund	Fund	Fund	Fund

Investments in unaffiliated issuers, at value	$325,563,776	$254,729,495	$313,517,145	$203,399,635
Investments in affiliated issuers, at value	—	—	14,449,687	7,292,407
Total investments, at value	325,563,776	254,729,495	327,966,832	210,692,042
Cash	—	—	165,933	—
Foreign currency, at value	337,600	52,598	16,551	658,988
Receivable for investments sold	801,327	1,192,982	126,365	—
Dividends and interest receivable	729,066	233,844	824,197	258,991
Receivable for securities lending income	—	—	13,647	19,146
Other assets	608	—	252	—
Total assets	327,432,377	256,208,919	329,113,777	211,629,167

Liabilities

Payable for investments purchased	861,127	1,369,073	—	—
Payable for fund shares repurchased	336,388	1,042,286	1,733,651	426,121
Payable upon return of securities loaned	—	—	14,455,046	7,284,981
Payable to affiliates
Accounting and legal services fees	3,822	2,996	3,669	2,398
Trustees’ fees	44	873	184	98
Other liabilities and accrued expenses	104,779	33,071	103,858	67,412
Total liabilities	1,306,160	2,448,299	16,296,408	7,781,010

Net assets

Paid-in capital	$314,694,867	$381,720,077	$343,216,210	$341,542,759
Undistributed net investment income (loss)	175,412	(11,610,597)	23,901	(1,459,472)
Accumulated undistributed net realized gain (loss) on investments	(10,988,419)	(169,158,342)	(85,568,323)	(125,658,586)
Net unrealized appreciation (depreciation) on investments	22,244,357	52,809,482	55,145,581	(10,576,544)
Net assets	$326,126,217	$253,760,620	$312,817,369	$203,848,157
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$303,320,754	$201,909,385	$258,389,172	$213,984,885
Investments in affiliated issuers, at cost	—	—	$14,445,575	$7,288,515
Foreign currency, at cost	$335,621	$52,818	$17,063	$651,756
Securities loaned, unaffiliated issuers, at value	—	—	$13,740,682	$6,897,621

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	—	$69,411,742	$111,815,951	—
Shares outstanding	—	5,222,094	7,484,682	—
Net asset value, offering price and redemption price per share	—	$13.29	$14.94	—

Class NAV
Net assets	$326,126,217	$184,348,878	$201,001,418	$203,848,157
Shares outstanding	29,740,244	13,833,532	13,459,621	25,251,942
Net asset value, offering price and redemption price per share	$10.97	$13.33	$14.93	$8.07

The accompanying notes are an integral part of the financial statements.	287

John Hancock Funds II

Statements of Assets and Liabilities — February 29, 2012 (Unaudited)

		Investment		Lifecycle
	International	Quality	Large Cap	2050
Assets	Value Fund	Bond Fund	Fund	Portfolio

Investments in unaffiliated issuers, at value	$1,226,139,755	$472,741,841	$113,542,585	—
Investments in affiliated issuers, at value	17,330,518	—	—	$28,480,444
Repurchase agreements, at value	7,000,000	63,900,000	—	—
Total investments, at value	1,250,470,273	536,641,841	113,542,585	28,480,444
Cash	265,790	32,061	—	21,086
Foreign currency, at value	1,327,735	—	—	—
Receivable for investments sold	—	5,091,323	—	—
Receivable for forward foreign currency exchange contracts	—	239,233	—	—
Receivable for fund shares sold	31,689	—	—	275,167
Dividends and interest receivable	2,817,012	3,960,582	285,612	1,983
Receivable for securities lending income	43,937	—	—	—
Swap contracts, at value	—	1,648,610	—	—
Receivable for futures variation margin	—	60,073	—	—
Receivable due from adviser	—	—	—	151
Other assets	422	653	—	65
Total assets	1,254,956,858	547,674,376	113,828,197	28,778,896

Liabilities

Payable for investments purchased	1,339,725	7,874,288	—	977,143
Payable for delayed delivery securities purchased	—	40,926,712	—	—
Payable for forward foreign currency exchange contracts	—	223,372	—	—
Payable for fund shares repurchased	1,367,127	88,598	191,918	—
Payable upon return of securities loaned	17,308,648	—	—	—
Swap contracts, at value	—	3,713,625	—	—
Payable to affiliates
Accounting and legal services fees	14,519	5,821	1,344	304
Trustees’ fees	665	103	180	5
Other liabilities and accrued expenses	303,215	59,807	25,811	25,099
Total liabilities	20,333,899	52,892,326	219,253	1,002,551

Net assets

Paid-in capital	$1,474,853,175	$471,896,950	$178,313,586	$26,229,209
Undistributed net investment income (loss)	1,044,273	1,971,087	195,971	(2,169)
Accumulated undistributed net realized gain (loss) on investments	(164,401,197)	1,168,372	(72,598,232)	35,932
Net unrealized appreciation (depreciation) on investments	(76,873,292)	19,745,641	7,697,619	1,513,373
Net assets	$1,234,622,959	$494,782,050	$113,608,944	$27,776,345
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$1,310,022,947	$516,453,196	$105,844,966	—
Investments in affiliated issuers, at cost	$17,320,382	—	—	$26,967,071
Foreign currency, at cost	$1,320,916	—	—	—
Net unamortized upfront payment on swaps	—	($1,401,292)	—	—
Securities loaned, unaffiliated issuers, at value	$16,637,412	—	—	—

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$251,377,742	$83,009,570	$44,192,579	$27,776,345
Shares outstanding	18,263,890	6,453,748	3,240,315	2,918,993
Net asset value, offering price and redemption price per share	$13.76	$12.86	$13.64	$9.52

Class NAV
Net assets	$983,245,217	$411,772,480	$69,416,365	—
Shares outstanding	71,637,477	32,053,622	5,091,679	—
Net asset value, offering price and redemption price per share	$13.73	$12.85	$13.63	—

The accompanying notes are an integral part of the financial statements.	288

John Hancock Funds II

Statements of Assets and Liabilities — February 29, 2012 (Unaudited)

	Mid Cap Growth	Mid Cap	Mid Cap	Mid Cap Value
Assets	Index Fund	Index Fund	Stock Fund	Equity Fund

Investments in unaffiliated issuers, at value	$97,752,048	$526,524,789	$902,413,671	$143,021,781
Investments in affiliated issuers, at value	23,828,422	62,945,013	163,329,240	15,921,685
Repurchase agreements, at value	—	4,154,000	7,300,000	—
Total investments, at value	121,580,470	593,623,802	1,073,042,911	158,943,466
Cash	—	612	89,059	52,145
Cash held at broker for futures contracts	—	1,232,000	—	—
Receivable for investments sold	611,665	—	4,823,437	880,423
Receivable for fund shares sold	—	590,575	—	—
Dividends and interest receivable	46,714	475,086	231,258	249,635
Receivable for securities lending income	7,231	25,687	85,147	9,554
Receivable due from adviser	232	—	—	—
Other assets	32	536	—	206
Total assets	122,246,344	595,948,298	1,078,271,812	160,135,429

Liabilities

Payable for investments purchased	401,737	—	1,465,821	432,933
Payable for fund shares repurchased	174,053	—	4,950,718	683,494
Payable upon return of securities loaned	23,824,190	62,904,153	163,289,531	15,916,639
Payable for futures variation margin	13,020	84,940	—	—
Payable to affiliates
Accounting and legal services fees	1,157	6,288	10,798	1,695
Trustees’ fees	76	134	742	173
Other liabilities and accrued expenses	22,299	27,737	66,828	27,679
Total liabilities	24,436,532	63,023,252	169,784,438	17,062,613

Net assets

Paid-in capital	$86,864,550	$425,122,086	$756,073,519	$105,828,119
Undistributed net investment income (loss)	(5,250)	817,330	(2,696,436)	123,530
Accumulated undistributed net realized gain (loss) on investments	(2,704,306)	(12,644,636)	9,329,860	(3,952,836)
Net unrealized appreciation (depreciation) on investments	13,654,818	119,630,266	145,780,431	41,074,003
Net assets	$97,809,812	$532,925,046	$908,487,374	$143,072,816
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$84,289,158	$412,200,829	$764,024,679	$101,957,813
Investments in affiliated issuers, at cost	$23,820,604	$62,914,483	$163,246,831	$15,911,877
Securities loaned, unaffiliated issuers, at value	$23,285,041	$61,414,491	$158,959,218	$15,547,383

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$38,216,379	—	$344,416,225	—
Shares outstanding	3,140,903	—	19,503,802	—
Net asset value, offering price and redemption price per share	$12.17	—	$17.66	—

Class NAV
Net assets	$59,593,433	$532,925,046	$564,071,149	$143,072,816
Shares outstanding	4,898,943	26,089,377	31,839,861	15,089,018
Net asset value, offering price and redemption price per share	$12.16	$20.43	$17.72	$9.48

The accompanying notes are an integral part of the financial statements.	289

John Hancock Funds II

Statements of Assets and Liabilities — February 29, 2012 (Unaudited)

	Mid Cap Value	Mid Value	Mutual	Real Estate
Assets	Index Fund	Fund	Shares Fund	Equity Fund

Investments in unaffiliated issuers, at value	$90,876,881	$424,162,890	$374,247,466	$189,648,329
Investments in affiliated issuers, at value	17,307,185	63,344,955	1,516,943	22,932,741
Repurchase agreements, at value	—	—	9,670,000	—
Total investments, at value	108,184,066	487,507,845	385,434,409	212,581,070
Cash	—	—	178	—
Foreign currency, at value	—	1,783	4,084,367	—
Receivable for investments sold	1,342,449	1,962,483	315,051	—
Receivable for forward foreign currency exchange contracts	—	—	704,249	—
Receivable for fund shares sold	—	—	—	4,708
Dividends and interest receivable	157,920	555,684	946,062	206,943
Receivable for securities lending income	5,522	26,753	3,011	6,188
Receivable due from adviser	230	—	—	—
Other assets	14	228	750	192
Total assets	109,690,201	490,054,776	391,488,077	212,799,101

Liabilities

Payable for investments purchased	1,657,253	2,289,768	—	297,524
Payable for forward foreign currency exchange contracts	—	—	329,486	—
Payable for fund shares repurchased	42,528	87,813	23,156	—
Payable upon return of securities loaned	17,303,700	63,360,296	1,515,194	22,945,625
Payable for futures variation margin	6,823	—	—	—
Payable to affiliates
Accounting and legal services fees	1,072	5,031	4,571	2,280
Trustees’ fees	71	356	68	432
Other liabilities and accrued expenses	24,548	45,879	64,050	27,078
Total liabilities	19,035,995	65,789,143	1,936,525	23,272,939

Net assets

Paid-in capital	$85,665,830	$369,464,720	$366,180,927	$147,720,895
Undistributed net investment income (loss)	166,083	(988,665)	(1,556,893)	587,625
Accumulated undistributed net realized gain (loss) on investments	(676,511)	6,522,427	(11,119,395)	(53,163,144)
Net unrealized appreciation (depreciation) on investments	5,498,804	49,267,151	36,046,913	94,380,786
Net assets	$90,654,206	$424,265,633	$389,551,552	$189,526,162
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$85,455,422	$374,923,735	$348,349,686	$95,282,462
Investments in affiliated issuers, at cost	$17,300,770	$63,317,453	$1,516,184	$22,917,822
Foreign currency, at cost	—	$1,769	$3,980,739	—
Securities loaned, unaffiliated issuers, at value	$16,896,185	$61,833,881	$1,485,288	$22,361,045

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$31,795,057	—	—	—
Shares outstanding	2,881,923	—	—	—
Net asset value, offering price and redemption price per share	$11.03	—	—	—

Class NAV
Net assets	$58,859,149	$424,265,633	$389,551,552	$189,526,162
Shares outstanding	5,337,741	33,797,183	34,814,141	21,686,248
Net asset value, offering price and redemption price per share	$11.03	$12.55	$11.19	$8.74

The accompanying notes are an integral part of the financial statements.	290

John Hancock Funds II

Statements of Assets and Liabilities — February 29, 2012 (Unaudited)

				Retirement
	Real Estate	Real Return	Redwood	2010
Assets	Securities Fund	Bond Fund	Fund	Portfolio

Investments in unaffiliated issuers, at value	$476,449,675	$809,754,684	$409,991,213	—
Investments in affiliated issuers, at value	27,792,299	—	—	$117,804,429
Repurchase agreements, at value	2,482,000	2,320,000	—	—
Total investments, at value	506,723,974	812,074,684	409,991,213	117,804,429
Cash	855	589	109,780,561	1,524
Foreign currency, at value	—	86,555	—	—
Receivable for investments sold	6,818,285	11,099,074	315,280	—
Receivable for delayed delivery securities sold	—	13,301,415	—	—
Receivable for forward foreign currency exchange contracts	—	767,133	—	—
Receivable for fund shares sold	—	270,278	114,197	998,869
Dividends and interest receivable	72,016	3,682,803	1,294,602	—
Receivable for securities lending income	14,552	—	—	—
Swap contracts, at value	—	1,705,146	—	—
Receivable due from adviser	—	—	—	281
Other assets	978	23,557	764	182
Total assets	513,630,660	843,011,234	521,496,617	118,805,285

Liabilities

Payable for collateral held by fund	—	4,050,000	—	—
Payable for investments purchased	5,336,591	5,917,026	3,995,567	998,518
Payable for delayed delivery securities purchased	—	128,387,413	—	—
Payable for forward foreign currency exchange contracts	—	2,131,527	—	—
Payable for fund shares repurchased	1,767,154	—	—	—
Payable upon return of securities loaned	27,823,606	—	—	—
Written options, at value	—	361,316	118,332,998	—
Payable for sale commitments outstanding, at value	—	7,092,234	—	—
Swap contracts, at value	—	401,832	—	—
Payable for futures variation margin	—	11,375	—	—
Payable to affiliates
Accounting and legal services fees	5,817	8,158	4,720	1,392
Trustees’ fees	239	465	406	61
Other liabilities and accrued expenses	41,768	84,294	37,857	26,184
Total liabilities	34,975,175	148,445,640	122,371,548	1,026,155

Net assets

Paid-in capital	$376,465,769	$661,351,254	$374,057,769	$115,185,242
Undistributed net investment income (loss)	2,231,865	(2,682,521)	994,110	(28,944)
Accumulated undistributed net realized gain (loss) on investments	6,174,921	2,259,912	(2,787,255)	216,431
Net unrealized appreciation (depreciation) on investments	93,782,930	33,636,949	26,860,445	2,406,401
Net assets	$478,655,485	$694,565,594	$399,125,069	$117,779,130
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$385,163,249	$779,050,656	$362,851,629	—
Investments in affiliated issuers, at cost	$27,777,795	—	—	$115,398,028
Foreign currency, at cost	—	$86,400	—	—
Proceeds received on sale commitments outstanding	—	$7,101,664	—	—
Premiums received on written options	—	$1,450,522	$98,053,859	—
Net unamortized upfront payment on swaps	—	$1,276,296	—	—
Securities loaned, unaffiliated issuers, at value	$27,183,042	—	—	—

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$478,655,485	$149,128,403	—	$117,779,130
Shares outstanding	34,939,842	11,688,876	—	10,817,429
Net asset value, offering price and redemption price per share	$13.70	$12.76	—	$10.89

Class NAV
Net assets	—	$545,437,191	$399,125,069	—
Shares outstanding	—	43,236,652	36,958,202	—
Net asset value, offering price and redemption price per share	—	$12.62	$10.80	—

The accompanying notes are an integral part of the financial statements.	291

John Hancock Funds II

Statements of Assets and Liabilities — February 29, 2012 (Unaudited)

	Retirement	Retirement	Retirement	Retirement
	2015	2020	2025	2030
Assets	Portfolio	Portfolio	Portfolio	Portfolio

Investments in affiliated issuers, at value	$172,954,605	$257,485,231	$303,284,582	$246,584,675
Total investments, at value	172,954,605	257,485,231	303,284,582	246,584,675
Cash	1,534	1,793	2,129	1,637
Receivable for fund shares sold	203,930	1,129,773	1,749,252	2,692,987
Receivable due from adviser	290	286	291	267
Other assets	281	414	486	372
Total assets	173,160,640	258,617,497	305,036,740	249,279,938

Liabilities

Payable for investments purchased	203,411	1,129,002	1,748,346	2,692,254
Payable to affiliates
Accounting and legal services fees	2,024	2,963	3,488	2,791
Trustees’ fees	70	72	72	72
Other liabilities and accrued expenses	27,872	31,938	30,888	29,224
Total liabilities	233,377	1,163,975	1,782,794	2,724,341

Net assets

Paid-in capital	$168,640,042	$248,559,617	$289,917,442	$234,878,492
Undistributed net investment income (loss)	(42,766)	(61,933)	(72,420)	(57,178)
Accumulated undistributed net realized gain (loss) on investments	104,631	113,185	156,380	307,300
Net unrealized appreciation (depreciation) on investments	4,225,356	8,842,653	13,252,544	11,426,983
Net assets	$172,927,263	$257,453,522	$303,253,946	$246,555,597
Investments in affiliated issuers, at cost	$168,729,249	$248,642,578	$290,032,038	$235,157,692

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$172,927,263	$257,453,522	$303,253,946	$246,555,597
Shares outstanding	15,801,052	23,380,069	27,471,263	22,305,378
Net asset value, offering price and redemption price per share	$10.94	$11.01	$11.04	$11.05

The accompanying notes are an integral part of the financial statements.	292

John Hancock Funds II

Statements of Assets and Liabilities — February 29, 2012 (Unaudited)

	Retirement	Retirement	Retirement	Retirement
	2035	2040	2045	2050
Assets	Portfolio	Portfolio	Portfolio	Portfolio

Investments in affiliated issuers, at value	$189,175,186	$129,188,416	$97,873,780	$41,833,802
Total investments, at value	189,175,186	129,188,416	97,873,780	41,833,802
Cash	1,238	1,502	4,581	22,195
Receivable for fund shares sold	1,035,522	759,725	658,269	269,125
Receivable due from adviser	280	286	274	160
Other assets	290	191	138	88
Total assets	190,212,516	129,950,120	98,537,042	42,125,370

Liabilities

Payable for investments purchased	1,034,957	759,339	657,977	269,000
Payable to affiliates
Accounting and legal services fees	2,157	1,476	1,111	470
Trustees’ fees	68	67	61	7
Other liabilities and accrued expenses	29,813	28,390	27,231	28,188
Total liabilities	1,066,995	789,272	686,380	297,665

Net assets

Paid-in capital	$179,443,033	$122,214,364	$93,191,290	$39,401,901
Undistributed net investment income (loss)	(44,698)	(30,548)	(22,850)	(9,421)
Accumulated undistributed net realized gain (loss) on investments	260,291	179,276	164,657	70,443
Net unrealized appreciation (depreciation) on investments	9,486,895	6,797,756	4,517,565	2,364,782
Net assets	$189,145,521	$129,160,848	$97,850,662	$41,827,705
Investments in affiliated issuers, at cost	$179,688,291	$122,390,660	$93,356,215	$39,469,020

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$189,145,521	$129,160,848	$97,850,662	$41,827,705
Shares outstanding	17,091,137	11,670,394	8,839,438	4,242,616
Net asset value, offering price and redemption price per share	$11.07	$11.07	$11.07	$9.86

The accompanying notes are an integral part of the financial statements.	293

John Hancock Funds II

Statements of Assets and Liabilities — February 29, 2012 (Unaudited)

	Short Term			Small Cap
	Government	Small Cap	Small Cap	Opportunities
Assets	Income Fund	Growth Fund	Index Fund	Fund

Investments in unaffiliated issuers, at value	$154,544,319	$165,461,125	$110,909,475	$161,499,741
Investments in affiliated issuers, at value	—	37,373,797	18,866,634	17,224,481
Repurchase agreements, at value	2,231,000	1,100,000	8,215,000	—
Total investments, at value	156,775,319	203,934,922	137,991,109	178,724,222
Cash	5,737,755	36,658	1,824	—
Foreign currency, at value	—	—	2,569	—
Cash held at broker for futures contracts	—	—	970,000	—
Receivable for investments sold	—	294,220	267,675	422,770
Receivable for fund shares sold	—	—	898,146	—
Dividends and interest receivable	685,058	18,837	87,781	102,483
Receivable for securities lending income	—	16,617	18,328	8,570
Receivable due from adviser	234	—	171	—
Other assets	332	354	187	163
Total assets	163,198,698	204,301,608	140,237,790	179,258,208

Liabilities

Payable for investments purchased	8,573,392	1,231,497	27,137	269,625
Payable for fund shares repurchased	—	356,759	—	69,891
Payable upon return of securities loaned	—	37,368,391	18,857,680	17,223,805
Payable for futures variation margin	—	—	158,420	—
Payable to affiliates
Accounting and legal services fees	1,818	1,978	1,431	1,938
Trustees’ fees	46	142	54	157
Other liabilities and accrued expenses	38,690	34,447	24,200	29,936
Total liabilities	8,613,946	38,993,214	19,068,922	17,595,352

Net assets

Paid-in capital	$153,894,852	$138,275,599	$109,899,348	$130,802,557
Undistributed net investment income (loss)	(173,719)	(608,032)	109,732	(146,901)
Accumulated undistributed net realized gain (loss) on investments	(867,305)	(1,444,789)	(19,260,829)	(5,512,529)
Net unrealized appreciation (depreciation) on investments	1,730,924	29,085,616	30,420,617	36,519,729
Net assets	$154,584,752	$165,308,394	$121,168,868	$161,662,856
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$155,044,395	$137,487,908	$88,956,865	$124,988,585
Investments in affiliated issuers, at cost	—	$37,361,398	$18,860,254	$17,215,908
Foreign currency, at cost	—	—	$2,660	—
Securities loaned, unaffiliated issuers, at value	—	$36,495,948	$18,340,087	$16,755,295

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	—	—	—	$60,915,136
Shares outstanding	—	—	—	2,672,069
Net asset value, offering price and redemption price per share	—	—	—	$22.80

Class NAV
Net assets	$154,584,752	$165,308,394	$121,168,868	$100,747,720
Shares outstanding	15,345,692	18,989,197	8,717,988	4,438,702
Net asset value, offering price and redemption price per share	$10.07	$8.71	$13.90	$22.70

The accompanying notes are an integral part of the financial statements.	294

John Hancock Funds II

Statements of Assets and Liabilities — February 29, 2012 (Unaudited)

	Small Cap	Small Company	Small Company	Smaller Company
Assets	Value Fund	Growth Fund	Value Fund	Growth Fund

Investments in unaffiliated issuers, at value	$156,048,691	$119,838,368	$355,101,123	$121,783,005
Investments in affiliated issuers, at value	13,273,752	23,190,508	83,904,206	22,032,564
Repurchase agreements, at value	4,300,000	—	—	1,183,000
Total investments, at value	173,622,443	143,028,876	439,005,329	144,998,569
Cash	20,887	—	2,312	414,717
Cash held at broker for futures contracts	—	—	—	234,250
Receivable for investments sold	519,741	1,038,583	535,849	668,086
Receivable for fund shares sold	6,402	—	9,204	—
Dividends and interest receivable	133,853	59,191	204,677	25,216
Receivable for securities lending income	5,358	8,671	26,715	13,733
Other assets	228	—	—	208
Total assets	174,308,912	144,135,321	439,784,086	146,354,779

Liabilities

Payable for investments purchased	567,471	1,246,155	508,460	1,547,722
Payable for fund shares repurchased	—	22,609	415,298	—
Payable upon return of securities loaned	13,267,067	23,178,466	83,883,689	22,029,819
Payable for futures variation margin	—	—	—	15,670
Payable to affiliates
Accounting and legal services fees	1,924	1,420	4,281	1,458
Trustees’ fees	86	127	357	133
Other liabilities and accrued expenses	31,060	26,761	38,834	31,129
Total liabilities	13,867,608	24,475,538	84,850,919	23,625,931

Net assets

Paid-in capital	$114,606,795	$92,559,952	$285,377,423	$105,757,492
Undistributed net investment income (loss)	2,077	(294,024)	(1,056,350)	(299,422)
Accumulated undistributed net realized gain (loss) on investments	2,588,925	(5,720,868)	(37,245,746)	(1,823,340)
Net unrealized appreciation (depreciation) on investments	43,243,507	33,114,723	107,857,840	19,094,118
Net assets	$160,441,304	$119,659,783	$354,933,167	$122,728,848
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$117,111,702	$86,738,177	$247,295,423	$103,870,878
Investments in affiliated issuers, at cost	$13,267,234	$23,175,976	$83,852,052	$22,029,203
Securities loaned, unaffiliated issuers, at value	$12,961,740	$22,642,540	$81,700,007	$21,523,460

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	—	—	$121,470,182	—
Shares outstanding	—	—	4,445,339	—
Net asset value, offering price and redemption price per share	—	—	$27.33	—

Class NAV
Net assets	$160,441,304	$119,659,783	$233,462,985	$122,728,848
Shares outstanding	9,739,500	8,036,039	8,551,157	13,363,196
Net asset value, offering price and redemption price per share	$16.47	$14.89	$27.30	$9.18

The accompanying notes are an integral part of the financial statements.	295

John Hancock Funds II

Statements of Assets and Liabilities — February 29, 2012 (Unaudited)

	Spectrum	Total Bond	Total	U.S. High Yield
Assets	Income Fund	Market Fund	Return Fund	Bond Fund

Investments in unaffiliated issuers, at value	$1,065,257,253	$947,780,687	$3,283,348,060	$604,702,719
Investments in affiliated issuers, at value	12,339,737	23,549,767	—	—
Repurchase agreements, at value	2,541,587	—	6,175,000	39,605
Total investments, at value	1,080,138,577	971,330,454	3,289,523,060	604,742,324
Cash	98,365	—	260,200	—
Foreign currency, at value	678,633	—	1,829,187	—
Cash collateral for swap contracts	—	—	7,000	—
Foreign currency collateral for swap contracts	—	—	3,469	—
Receivable for investments sold	13,342,521	—	34,235,510	1,118,083
Receivable for delayed delivery securities sold	—	—	201,046,826	—
Receivable for forward foreign currency exchange contracts	714,387	—	6,068,366	—
Receivable for fund shares sold	—	3,085,944	81,417	26,909
Dividends and interest receivable	11,148,697	4,791,461	15,952,808	10,336,920
Receivable for securities lending income	7,019	6,470	—	—
Swap contracts, at value	28,779	—	13,494,359	—
Other assets	1,735	1,245	645	101
Total assets	1,106,158,713	979,215,574	3,562,502,847	616,224,337

Liabilities

Payable for collateral held by fund	—	—	14,622,507	—
Payable for investments purchased	16,884,994	2,871,513	2,998,818	3,822,577
Payable for delayed delivery securities purchased	—	107,167,078	1,094,081,863	—
Payable for forward foreign currency exchange contracts	1,232,689	—	13,410,053	—
Payable for fund shares repurchased	20,031	—	364,024	121,102
Payable upon return of securities loaned	12,336,150	23,540,190	—	—
Written options, at value	—	—	1,443,603	—
Payable for sale commitments outstanding, at value	—	—	3,819,622	—
Swap contracts, at value	17,832	—	4,200,189	—
Payable for futures variation margin	221,015	—	753,051	—
Payable to affiliates
Accounting and legal services fees	12,642	9,791	28,471	7,087
Trustees’ fees	388	229	847	294
Other liabilities and accrued expenses	132,546	46,367	322,478	54,941
Total liabilities	30,858,287	133,635,168	1,136,045,526	4,006,001

Net assets

Paid-in capital	$1,033,647,701	$809,738,334	$2,372,074,634	$580,794,479
Undistributed net investment income (loss)	4,781,336	1,845,948	12,385,299	6,175,835
Accumulated undistributed net realized gain (loss) on investments	(19,856,792)	1,721,958	(13,719,824)	752,881
Net unrealized appreciation (depreciation) on investments	56,728,181	32,274,166	55,717,212	24,495,141
Net assets	$1,075,300,426	$845,580,406	$2,426,457,321	$612,218,336
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$1,010,540,699	$915,517,627	$3,237,945,136	$580,247,183
Investments in affiliated issuers, at cost	$12,338,951	$23,538,661	—	—
Foreign currency, at cost	$672,347	—	$1,787,221	—
Foreign currency collateral for swap contracts, at cost	—	—	$25,255	—
Proceeds received on sale commitments outstanding	—	—	$3,815,000	—
Premiums received on written options	—	—	$8,635,632	—
Net unamortized upfront payment on swaps	($10,065)	—	$6,415,764	—
Securities loaned, unaffiliated issuers, at value	$12,055,199	$23,077,908	—	—

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	—	—	$371,544,896	$80,741,740
Shares outstanding	—	—	26,318,262	6,371,602
Net asset value, offering price and redemption price per share	—	—	$14.12	$12.67

Class NAV
Net assets	$1,075,300,426	$845,580,406	$2,054,912,425	$531,476,596
Shares outstanding	98,552,339	79,740,232	146,021,943	41,964,823
Net asset value, offering price and redemption price per share	$10.91	$10.60	$14.07	$12.66

The accompanying notes are an integral part of the financial statements.	296

John Hancock Funds II

Statements of Assets and Liabilities — February 29, 2012 (Unaudited)

		Value &
		Restructuring
Assets	Value Fund	Fund

Investments in unaffiliated issuers, at value	$174,042,521	$239,823,552
Investments in affiliated issuers, at value	—	11,387,813
Repurchase agreements, at value	—	3,413,000
Total investments, at value	174,042,521	254,624,365
Cash	—	52
Receivable for investments sold	647,859	—
Dividends and interest receivable	284,286	660,814
Receivable for securities lending income	—	4,708
Other assets	334	—
Total assets	174,975,000	255,289,939

Liabilities

Payable for investments purchased	289,983	—
Payable for fund shares repurchased	42,874	—
Payable upon return of securities loaned	—	11,390,122
Payable to affiliates
Accounting and legal services fees	2,064	2,887
Trustees’ fees	114	715
Other liabilities and accrued expenses	30,573	27,513
Total liabilities	365,608	11,421,237

Net assets

Paid-in capital	$129,981,105	$206,420,110
Undistributed net investment income (loss)	235,475	630,015
Accumulated undistributed net realized gain (loss) on investments	5,046,954	(68,896,800)
Net unrealized appreciation (depreciation) on investments	39,345,858	105,715,377
Net assets	$174,609,392	$243,868,702
Investments in unaffiliated issuers, including repurchase agreements, at cost	$134,696,663	$137,530,065
Investments in affiliated issuers, at cost	—	$11,378,923
Securities loaned, unaffiliated issuers, at value	—	$11,120,426

Net asset value per share

The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class NAV
Net assets	$174,609,392	$243,868,702
Shares outstanding	17,636,094	21,702,608
Net asset value, offering price and redemption price per share	$9.90	$11.24

The accompanying notes are an integral part of the financial statements.	297

John Hancock Funds II

Statements of Operations — February 29, 2012 (Unaudited)

				Alpha
	Active Bond	All Cap	All Cap	Opportunities
Investment income	Fund	Core Fund	Value Fund	Fund

Interest	$25,558,588	$5,457	$270	$31,117
Dividends	172,473	5,580,159	5,092,946	8,846,275
Securities lending	15,066	74,869	95,156	1,013,693
Less foreign taxes withheld	(1,779)	(470)	(119,208)	(114,851)
Total investment income	25,744,348	5,660,015	5,069,164	9,776,234

Expenses

Investment management fees	3,740,303	2,215,127	2,367,661	6,494,623
Class 1 distribution and service fees	11,715	—	25,259	—
Accounting and legal services fees	95,117	43,196	47,771	102,839
Professional fees	34,330	20,941	20,978	30,616
Custodian fees	83,238	21,307	44,667	174,108
Trustees’ fees	5,804	2,812	2,985	6,691
Registration and filing fees	9,169	1,667	4,488	6,025
Other	6,820	6,103	5,336	8,723
Total expenses before reductions and amounts recaptured	3,986,496	2,311,153	2,519,145	6,823,625
Net expense reductions and amounts recaptured	(20,924)	(9,596)	(10,261)	(22,459)
Total expenses	3,965,572	2,301,557	2,508,884	6,801,166
Net investment income (loss)	21,778,776	3,358,458	2,560,280	2,975,068

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	7,964,680	(10,956,589)	(3,070,199)	(31,591,754)
Investments in affiliated issuers	343	5,259	5,578	14,466
Capital gain distributions received from affiliated underlying funds	126	1,071	2,457	5,268
Futures contracts	534,208	92,310	—	—
Foreign currency transactions	(28,204)	—	(1,001)	(280,899)
	8,471,153	(10,857,949)	(3,063,165)	(31,852,919)

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	17,365,403	70,801,990	63,514,347	166,321,639
Investments in affiliated issuers	776	11,208	19,729	55,187
Futures contracts	(57,878)	1,451,320	—	—
Translation of assets and liabilities in foreign currencies	24,936	—	18	195,216
	17,333,237	72,264,518	63,534,094	166,572,042
Net realized and unrealized gain (loss)	25,804,390	61,406,569	60,470,929	134,719,123

Increase (decrease) in net assets from operations	$47,583,166	$64,765,027	$63,031,209	$137,694,191

The accompanying notes are an integral part of the financial statements.	298

John Hancock Funds II

Statements of Operations — February 29, 2012 (Unaudited)

		Capital	Capital
	Blue Chip	Appreciation	Appreciation	Core Bond
Investment income	Growth Fund	Fund	Value Fund	Fund

Interest	$5,446	$51	$5,044,044	$8,597,034
Dividends	9,702,566	6,955,755	8,278,133	—
Securities lending	377,788	243,454	62,249	4,160
Less foreign taxes withheld	(3,065)	(31,292)	(25,346)	(1,393)
Total investment income	10,082,735	7,167,968	13,359,080	8,599,801

Expenses

Investment management fees	8,025,684	5,970,891	4,789,603	1,727,701
Class 1 distribution and service fees	124,144	94,927	—	5,305
Accounting and legal services fees	157,541	130,119	86,011	44,562
Professional fees	31,627	28,923	20,291	28,965
Custodian fees	90,774	92,081	91,015	41,731
Trustees’ fees	10,511	8,580	4,104	2,680
Registration and filing fees	1,792	2,076	38,534	3,965
Other	16,946	14,514	2,094	5,152
Total expenses before reductions and amounts recaptured	8,459,019	6,342,111	5,031,652	1,860,061
Net expense reductions and amounts recaptured	(340,951)	(28,417)	(218,039)	(9,893)
Total expenses	8,118,068	6,313,694	4,813,613	1,850,168
Net investment income (loss)	1,964,667	854,274	8,545,467	6,749,633

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	53,611,149	43,084,889	3,786,746	10,555,380
Investments in affiliated issuers	5,862	7,633	14,062	(1,041)
Capital gain distributions received from affiliated underlying funds	3,169	6,059	2,797	360
Written options	—	—	120,333	—
Foreign currency transactions	(966)	(47,008)	7,420	—
	53,619,214	43,051,573	3,931,358	10,554,699

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	199,558,357	150,836,692	152,133,998	3,060,506
Investments in affiliated issuers	32,526	66,071	16,583	84
Written options	—	—	(503,878)	—
Translation of assets and liabilities in foreign currencies	—	6,511	186,504	—
	199,590,883	150,909,274	151,833,207	3,060,590
Net realized and unrealized gain (loss)	253,210,097	193,960,847	155,764,565	13,615,289

Increase (decrease) in net assets from operations	$255,174,764	$194,815,121	$164,310,032	$20,364,922

The accompanying notes are an integral part of the financial statements.	299

John Hancock Funds II

Statements of Operations — February 29, 2012 (Unaudited)

	Core
	Diversified	Core	Core
	Growth &	Fundamental	Global	Emerging
	Income	Holdings	Diversification	Markets
Investment income	Portfolio	Portfolio	Portfolio	Debt Fund

Interest	—	—	—	$587,583
Dividends	$213,722	$91,772	$243,351	—
Income distributions received from affiliated underlying funds	185,842	80,038	237,055	—
Less foreign taxes withheld	—	—	—	(2,962)
Total investment income	399,564	171,810	480,406	584,621

Expenses

Investment management fees	6,312	2,694	6,428	53,840
Class A distribution and service fees	—	—	—	17,828
Class 1 distribution and service fees	7,405	3,160	7,541	—
Transfer agent fees	—	—	—	15,039
Accounting and legal services fees	2,249	959	2,299	1,135
State registration fees	—	—	—	2,140
Professional fees	11,562	11,446	11,568	39,862
Printing and postage	—	—	—	18
Custodian fees	5,934	5,934	5,934	6,636
Trustees’ fees	136	58	141	71
Registration and filing fees	1,696	1,580	1,669	8,581
Other	1,472	1,488	1,455	2,048
Total expenses before reductions and amounts recaptured	36,766	27,319	37,035	147,198
Net expense reductions and amounts recaptured	(18,624)	(19,577)	(18,554)	(53,414)
Total expenses	18,142	7,742	18,481	93,784
Net investment income (loss)	381,422	164,068	461,925	490,837

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(16,237)	(6,716)	(32,854)	170,315
Investments in affiliated issuers	(13,443)	(6,691)	(33,648)	—
Capital gain distributions received from unaffiliated underlying funds	114,325	64,351	133,022	—
Capital gain distributions received from affiliated underlying funds	28,580	16,116	33,542	—
Foreign currency transactions	—	—	—	(70,351)
	113,225	67,060	100,062	99,964

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	1,156,549	403,353	682,426	56,812
Investments in affiliated issuers	852,748	298,437	432,796	—
Translation of assets and liabilities in foreign currencies	—	—	—	32,507
	2,009,297	701,790	1,115,222	89,319
Net realized and unrealized gain (loss)	2,122,522	768,850	1,215,284	189,283

Increase (decrease) in net assets from operations	$2,503,944	$932,918	$1,677,209	$680,120

The accompanying notes are an integral part of the financial statements.	300

John Hancock Funds II

Statements of Operations — February 29, 2012 (Unaudited)

			Global
	Equity-Income	Fundamental	Agribusiness
Investment income	Fund	Value Fund	Fund	Global Bond Fund

Interest	$21,800	$78,856	—	$14,122,176
Dividends	20,116,143	11,918,225	$15,094	4,453
Securities lending	300,753	303,771	—	—
Less foreign taxes withheld	(168,008)	(89,848)	(520)	—
Total investment income	20,270,688	12,211,004	14,574	14,126,629

Expenses

Investment management fees	5,308,668	4,976,823	11,314	2,946,946
Class A distribution and service fees	—	—	1,983	—
Class 1 distribution and service fees	64,355	—	—	21,933
Transfer agent fees	—	—	2,228	—
Accounting and legal services fees	103,712	99,609	203	63,866
Professional fees	30,839	25,663	29,231	46,175
Custodian fees	99,259	117,543	6,379	290,139
Trustees’ fees	6,753	6,813	13	3,945
Registration and filing fees	4,860	1,516	5,642	6,306
Other	29,836	8,654	2,384	6,889
Total expenses before reductions and amounts recaptured	5,648,282	5,236,621	59,377	3,386,199
Net expense reductions and amounts recaptured	(225,828)	(22,004)	(42,968)	(14,128)
Total expenses	5,422,454	5,214,617	16,409	3,372,071
Net investment income (loss)	14,848,234	6,996,387	(1,835)	10,754,558

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(6,199,958)	4,951,593	24,522	14,027,730
Investments in affiliated issuers	47,719	(1,211)	—	—
Capital gain distributions received from affiliated underlying funds	5,696	2,768	—	—
Futures contracts	—	—	—	8,086,166
Written options	—	—	—	1,188,679
Swap contracts	—	—	—	(4,904,786)
Foreign currency transactions	(6,770)	(33,842)	(317)	(3,619,786)
	(6,153,313)	4,919,308	24,205	14,778,003

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	145,798,892	108,819,691	(54,589)	(11,401,390)
Investments in affiliated issuers	7,249	21,651	—	—
Futures contracts	—	—	—	3,897,619
Written options	—	—	—	(49,006)
Swap contracts	—	—	—	3,906,877
Translation of assets and liabilities in foreign currencies	(805)	943	5	(14,510,724)
	145,805,336	108,842,285	(54,584)	(18,156,624)
Net realized and unrealized gain (loss)	139,652,023	113,761,593	(30,379)	(3,378,621)

Increase (decrease) in net assets from operations	$154,500,257	$120,757,980	($32,214)	$7,375,937

The accompanying notes are an integral part of the financial statements.	301

John Hancock Funds II

Statements of Operations — February 29, 2012 (Unaudited)

	Global	Global	Health
	Infrastructure	Real Estate	Sciences	Heritage
Investment income	Fund	Fund	Fund[1]	Fund

Interest	—	$1,808	$4,959	—
Dividends	$36,647	7,886,650	491,174	$450,710
Securities lending	—	99,723	—	68,704
Less foreign taxes withheld	(3,525)	(285,808)	(6,083)	(444)
Total investment income	33,122	7,702,373	490,050	518,970

Expenses

Investment management fees	10,503	2,154,451	1,096,739	697,073
Class A distribution and service fees	1,841	—	—	—
Transfer agent fees	2,071	—	—	—
Accounting and legal services fees	187	36,265	15,310	12,121
Professional fees	29,239	25,793	23,210	18,247
Custodian fees	7,407	174,641	27,878	16,049
Trustees’ fees	12	2,291	935	905
Registration and filing fees	5,360	3,634	9,506	3,680
Other	2,383	5,968	1,262	3,646
Total expenses before reductions and amounts recaptured	59,003	2,403,043	1,174,840	751,721
Net expense reductions and amounts recaptured	(43,769)	(8,065)	(60,184)	(2,762)
Total expenses	15,234	2,394,978	1,114,656	748,959
Net investment income (loss)	17,888	5,307,395	(624,606)	(229,989)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(6,690)	(7,273,619)	3,893,027	(2,384,421)
Investments in affiliated issuers	—	77	—	455
Capital gain distributions received from affiliated underlying funds	—	1,454	—	955
Written options	—	—	56,854	—
Foreign currency transactions	(200)	(128,154)	(65,490)	77,215
	(6,890)	(7,400,242)	3,884,391	(2,305,796)

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	251,170	21,815,398	53,654,773	20,817,641
Investments in affiliated issuers	—	18,468	—	11,404
Written options	—	—	227,685	—
Translation of assets and liabilities in foreign currencies	(136)	(20,490)	220	6,955
	251,034	21,813,376	53,882,678	20,836,000
Net realized and unrealized gain (loss)	244,144	14,413,134	57,767,069	18,530,204

Increase (decrease) in net assets from operations	$262,032	$19,720,529	$57,142,463	$18,300,215

1 Period from 9-30-11 (inception date) to 2-29-12.

The accompanying notes are an integral part of the financial statements.	302

John Hancock Funds II

Statements of Operations — February 29, 2012 (Unaudited)

				International
	High	High	Index	Equity
Investment income	Income Fund	Yield Fund	500 Fund	Index Fund

Interest	$11,142,053	$38,874,543	$11,413	$18,121
Dividends	1,608,403	1,654,393	29,379,986	5,865,481
Securities lending	—	141,514	276,952	154,064
Less foreign taxes withheld	(416)	(89,374)	(2,698)	(441,872)
Total investment income	12,750,040	40,581,076	29,665,653	5,595,794

Expenses

Investment management fees	1,177,360	3,019,030	6,076,044	1,299,762
Class 1 distribution and service fees	—	79,272	—	—
Accounting and legal services fees	24,892	66,985	201,468	36,992
Professional fees	35,866	42,867	32,848	22,975
Custodian fees	22,762	87,865	5,934	10,684
Trustees’ fees	1,682	4,255	11,696	2,239
Registration and filing fees	2,703	4,722	7,950	4,690
Other	3,978	7,833	15,860	10,355
Total expenses before reductions and amounts recaptured	1,269,243	3,312,829	6,351,800	1,387,697
Net expense reductions and amounts recaptured	(5,683)	(15,112)	(44,492)	(8,222)
Total expenses	1,263,560	3,297,717	6,307,308	1,379,475
Net investment income (loss)	11,486,480	37,283,359	23,358,345	4,216,319

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(41,961,845)	(17,751,074)	1,144,515	(12,976,294)
Investments in affiliated issuers	61,976	4,969	3,782	(4,213)
Capital gain distributions received from affiliated underlying funds	—	282	5,828	1,126
Futures contracts	—	957,890	7,431,447	(2,111,660)
Written options	—	453,100	—	—
Swap contracts	—	272,790	—	—
Foreign currency transactions	245,204	1,945,950	—	(1,185,461)
	(41,654,665)	(14,116,093)	8,585,572	(16,276,502)

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	53,839,130	40,481,530	302,594,018	27,181,699
Investments in affiliated issuers	267,493	2,459	59,130	13,161
Futures contracts	—	205,836	4,142,254	2,473,996
Written options	—	1,492,099	—	—
Swap contracts	—	(460,868)	—	—
Translation of assets and liabilities in foreign currencies	(164,744)	181,102	—	(102,298)
	53,941,879	41,902,158	306,795,402	29,566,558
Net realized and unrealized gain (loss)	12,287,214	27,786,065	315,380,974	13,290,056

Increase (decrease) in net assets from operations	$23,773,694	$65,069,424	$338,739,319	$17,506,375

The accompanying notes are an integral part of the financial statements.	303

John Hancock Funds II

Statements of Operations — February 29, 2012 (Unaudited)

	International	International	International	International
	Growth	Opportunities	Small Cap	Small Company
Investment income	Stock Fund	Fund	Fund	Fund

Interest	$21,048	$87	$2,932	$1,818
Dividends	2,323,820	1,820,974	2,935,258	1,894,762
Securities lending	—	—	67,137	88,016
Less foreign taxes withheld	(133,308)	(119,600)	(216,883)	(121,998)
Total investment income	2,211,560	1,701,461	2,788,444	1,862,598

Expenses

Investment management fees	1,233,867	1,414,003	1,460,639	869,478
Class 1 distribution and service fees	—	16,896	26,761	—
Accounting and legal services fees	23,484	23,738	21,675	13,801
Professional fees	20,743	22,330	20,893	21,171
Custodian fees	166,053	2,867	158,830	91,015
Trustees’ fees	1,341	2,529	1,438	886
Registration and filing fees	6,917	1,663	2,317	2,711
Other	2,041	7,693	4,037	3,259
Total expenses before reductions and amounts recaptured	1,454,446	1,491,719	1,696,590	1,002,321
Net expense reductions and amounts recaptured	(5,043)	(5,201)	(45,543)	(3,084)
Total expenses	1,449,403	1,486,518	1,651,047	999,237
Net investment income (loss)	762,157	214,943	1,137,397	863,361

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(10,133,068)	(1,164,122)	(15,704,812)	(790,519)
Investments in affiliated issuers	—	—	549	(330)
Capital gain distributions received from affiliated underlying funds	—	—	338	223
Foreign currency transactions	(56,718)	(2,289,649)	(68,199)	(77,199)
	(10,189,786)	(3,453,771)	(15,772,124)	(867,825)

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	26,694,126	(2,607,509)	20,854,596	3,522,857
Investments in affiliated issuers	—	—	3,853	3,238
Translation of assets and liabilities in foreign currencies	(12,990)	1,767,542	10,841	(1,000)
	26,681,136	(839,967)	20,869,290	3,525,095
Net realized and unrealized gain (loss)	16,491,350	(4,293,738)	5,097,166	2,657,270

Increase (decrease) in net assets from operations	$17,253,507	($4,078,795)	$6,234,563	$3,520,631

The accompanying notes are an integral part of the financial statements.	304

John Hancock Funds II

Statements of Operations — February 29, 2012 (Unaudited)

		Investment		Lifecycle
	International	Quality	Large Cap	2050
Investment income	Value Fund	Bond Fund	Fund	Portfolio

Interest	$7,625	$6,861,608	$119	—
Dividends	13,602,687	—	2,042,491	—
Income distributions received from affiliated underlying funds	—	—	—	$214,285
Securities lending	431,243	227	24,500	—
Less foreign taxes withheld	(1,120,013)	—	(2,660)	—
Total investment income	12,921,542	6,861,835	2,064,450	214,285

Expenses

Investment management fees	4,511,829	1,350,439	842,700	4,585
Class 1 distribution and service fees	59,150	19,433	10,521	—
Distribution and service fees	—	—	—	3,692
Accounting and legal services fees	84,865	35,558	16,556	1,121
Professional fees	26,521	34,855	35,385	17,870
Custodian fees	536,834	39,957	9,778	5,934
Trustees’ fees	5,410	2,138	1,276	46
Registration and filing fees	5,357	4,068	1,663	8,484
Other	10,355	3,914	4,963	206
Total expenses before reductions and amounts recaptured	5,240,321	1,490,362	922,842	41,938
Net expense reductions and amounts recaptured	(378,628)	(7,824)	(3,624)	(30,124)
Total expenses	4,861,693	1,482,538	919,218	11,814
Net investment income (loss)	8,059,849	5,379,297	1,145,232	202,471

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	14,364,387	8,050,594	26,814,662	—
Investments in affiliated issuers	(693)	(872)	4,315	(106,142)
Capital gain distributions received from affiliated underlying funds	2,148	—	671	247,050
Futures contracts	—	(1,495,447)	—	—
Swap contracts	—	(399,604)	—	—
Foreign currency transactions	7,256	(525,222)	—	—
	14,373,098	5,629,449	26,819,648	140,908

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	37,679,858	5,005,349	(5,130,493)	—
Investments in affiliated issuers	8,857	878	(1,829)	1,867,704
Futures contracts	—	392,663	—	—
Swap contracts	—	337,696	—	—
Translation of assets and liabilities in foreign currencies	(33,611)	158,270	—	—
	37,655,104	5,894,856	(5,132,322)	1,867,704
Net realized and unrealized gain (loss)	52,028,202	11,524,305	21,687,326	2,008,612

Increase (decrease) in net assets from operations	$60,088,051	$16,903,602	$22,832,558	$2,211,083

The accompanying notes are an integral part of the financial statements.	305

John Hancock Funds II

Statements of Operations — February 29, 2012 (Unaudited)

	Mid Cap
	Growth	Mid Cap	Mid Cap	Mid Cap Value
Investment income	Index Fund	Index Fund	Stock Fund	Equity Fund

Interest	$598	$1,299	$10,729	$6,887
Dividends	286,445	3,537,557	1,480,366	1,184,590
Securities lending	27,427	130,397	799,625	38,576
Less foreign taxes withheld	(300)	—	(31,000)	(8,391)
Total investment income	314,170	3,669,253	2,259,720	1,221,662

Expenses

Investment management fees	230,750	1,120,046	3,480,509	571,272
Class 1 distribution and service fees	8,741	—	79,925	—
Accounting and legal services fees	6,659	36,783	61,970	9,599
Professional fees	18,239	20,183	22,944	17,882
Custodian fees	5,934	5,934	77,789	11,607
Trustees’ fees	418	2,105	4,259	706
Registration and filing fees	2,051	4,769	3,046	2,096
Other	2,782	5,096	9,138	3,122
Total expenses before reductions and amounts recaptured	275,574	1,194,916	3,739,580	616,284
Net expense reductions and amounts recaptured	(4,364)	(8,075)	(14,017)	(2,203)
Total expenses	271,210	1,186,841	3,725,563	614,081
Net investment income (loss)	42,960	2,482,412	(1,465,843)	607,581

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(1,971,905)	8,273,973	22,299,989	2,556,841
Investments in affiliated issuers	(162)	(7,179)	1,517	730
Capital gain distributions received from affiliated underlying funds	615	2,797	6,473	661
Futures contracts	54,325	(228,301)	—	—
Foreign currency transactions	—	—	(83,790)	242
	(1,917,127)	8,041,290	22,224,189	2,558,474

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	11,725,240	46,272,003	66,622,586	12,209,957
Investments in affiliated issuers	9,106	39,057	77,909	5,280
Futures contracts	109,310	2,702,415	—	—
Translation of assets and liabilities in foreign currencies	—	—	9,925	18
	11,843,656	49,013,475	66,710,420	12,215,255
Net realized and unrealized gain (loss)	9,926,529	57,054,765	88,934,609	14,773,729

Increase (decrease) in net assets from operations	$9,969,489	$59,537,177	$87,468,766	$15,381,310

The accompanying notes are an integral part of the financial statements.	306

John Hancock Funds II

Statements of Operations — February 29, 2012 (Unaudited)

	Mid Cap Value	Mid Value	Mutual	Real Estate
Investment income	Index Fund	Fund	Shares Fund	Equity Fund

Interest	$331	$87,597	$592,056	$48,678
Dividends	1,013,095	3,733,769	4,353,873	2,954,777
Securities lending	23,537	199,543	37,765	29,050
Less foreign taxes withheld	—	(10,270)	(55,180)	—
Total investment income	1,036,963	4,010,639	4,928,514	3,032,505

Expenses

Investment management fees	215,911	1,944,908	1,855,038	783,671
Class 1 distribution and service fees	7,298	—	—	—
Accounting and legal services fees	6,200	28,887	29,995	12,687
Professional fees	17,506	22,330	27,641	19,434
Custodian fees	5,934	32,028	68,768	5,928
Trustees’ fees	380	1,987	1,918	1,170
Registration and filing fees	2,009	5,707	6,534	1,663
Other	2,802	4,574	3,734	3,681
Total expenses before reductions and amounts recaptured	258,040	2,040,421	1,993,628	828,234
Net expense reductions and amounts recaptured	(5,178)	(103,038)	(6,468)	(37,292)
Total expenses	252,862	1,937,383	1,987,160	790,942
Net investment income (loss)	784,101	2,073,256	2,941,354	2,241,563

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	526,289	16,587,873	(14,013,237)	5,221,422
Investments in affiliated issuers	(984)	(8,127)	990	2,487
Capital gain distributions received from affiliated underlying funds	390	2,766	361	709
Futures contracts	68,010	—	—	—
Written options	—	—	19,517	—
Foreign currency transactions	—	(3,759)	3,061,587	—
	593,705	16,578,753	(10,930,782)	5,224,618

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	8,960,338	17,553,262	45,923,701	8,105,839
Investments in affiliated issuers	7,823	36,655	759	5,122
Futures contracts	74,210	—	—	—
Translation of assets and liabilities in foreign currencies	—	494	208,498	—
	9,042,371	17,590,411	46,132,958	8,110,961
Net realized and unrealized gain (loss)	9,636,076	34,169,164	35,202,176	13,335,579

Increase (decrease) in net assets from operations	$10,420,177	$36,242,420	$38,143,530	$15,577,142

The accompanying notes are an integral part of the financial statements.	307

John Hancock Funds II

Statements of Operations — February 29, 2012 (Unaudited)

				Retirement
	Real Estate	Real Return	Redwood	2010
Investment income	Securities Fund	Bond Fund	Fund[1]	Portfolio

Interest	$195	$6,500,333	—	—
Dividends	7,628,466	18,750	$3,092,270	—
Income distributions received from affiliated underlying funds	—	—	—	$950,227
Securities lending	104,133	—	—	—
Less foreign taxes withheld	—	—	(2,646)	—
Total investment income	7,732,794	6,519,083	3,089,624	950,227

Expenses

Investment management fees	1,528,467	2,299,714	1,596,756	24,123
Class 1 distribution and service fees	109,176	32,854	—	20,103
Accounting and legal services fees	33,410	48,514	21,155	6,237
Professional fees	20,699	41,858	30,319	18,802
Custodian fees	33,703	94,632	23,757	5,934
Trustees’ fees	2,071	3,051	1,249	262
Registration and filing fees	3,168	4,389	11,048	5,140
Other	4,273	8,293	1,559	1,258
Total expenses before reductions and amounts recaptured	1,734,967	2,533,305	1,685,843	81,859
Net expense reductions and amounts recaptured	(7,368)	(11,028)	(4,990)	(17,530)
Total expenses	1,727,599	2,522,277	1,680,853	64,329
Net investment income (loss)	6,005,195	3,996,806	1,408,771	885,898

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	14,399,969	11,809,863	23,085,913	—
Investments in affiliated issuers	(1,845)	—	—	(166,866)
Capital gain distributions received from affiliated underlying funds	2,697	—	—	633,612
Futures contracts	—	1,732,211	—	—
Written options	—	901,643	(25,245,148)	—
Swap contracts	—	728,413	—	—
Foreign currency transactions	—	1,473,127	—	—
	14,400,821	16,645,257	(2,159,235)	466,746

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	13,948,788	14,214,711	47,139,584	—
Investments in affiliated issuers	24,093	—	—	1,220,746
Futures contracts	—	(530,161)	—	—
Written options	—	398,944	(20,279,139)	—
Swap contracts	—	(1,335,378)	—	—
Translation of assets and liabilities in foreign currencies	—	(1,236,200)	—	—
	13,972,881	11,511,916	26,860,445	1,220,746
Net realized and unrealized gain (loss)	28,373,702	28,157,173	24,701,210	1,687,492

Increase (decrease) in net assets from operations	$34,378,897	$32,153,979	$26,109,981	$2,573,390

1 Period from 9-29-11 (inception date) to 2-29-12.

The accompanying notes are an integral part of the financial statements.	308

John Hancock Funds II

Statements of Operations — February 29, 2012 (Unaudited)

	Retirement	Retirement	Retirement	Retirement
	2015	2020	2025	2030
Investment income	Portfolio	Portfolio	Portfolio	Portfolio

Income distributions received from affiliated underlying funds	$1,423,028	$2,319,950	$3,022,242	$2,413,416
Total investment income	1,423,028	2,319,950	3,022,242	2,413,416

Expenses

Investment management fees	34,721	50,890	60,941	46,170
Class 1 distribution and service fees	28,934	42,409	50,784	38,475
Accounting and legal services fees	8,939	13,079	15,694	11,863
Professional fees	18,908	18,983	19,082	18,931
Custodian fees	5,934	5,934	5,934	5,934
Trustees’ fees	374	585	711	508
Registration and filing fees	6,949	8,939	10,174	8,274
Other	1,265	1,278	1,283	1,272
Total expenses before reductions and amounts recaptured	106,024	142,097	164,603	131,427
Net expense reductions and amounts recaptured	(13,434)	(6,388)	(2,095)	(8,308)
Total expenses	92,590	135,709	162,508	123,119
Net investment income (loss)	1,330,438	2,184,241	2,859,734	2,290,297

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in affiliated issuers	(559,380)	(780,185)	(815,815)	(311,161)
Capital gain distributions received from affiliated underlying funds	815,897	1,068,425	1,052,742	676,640
	256,517	288,240	236,927	365,479

Change in net unrealized appreciation (depreciation) of
Investments in affiliated issuers	3,786,120	10,050,473	16,354,327	14,671,748
	3,786,120	10,050,473	16,354,327	14,671,748
Net realized and unrealized gain (loss)	4,042,637	10,338,713	16,591,254	15,037,227

Increase (decrease) in net assets from operations	$5,373,075	$12,522,954	$19,450,988	$17,327,524

The accompanying notes are an integral part of the financial statements.	309

John Hancock Funds II

Statements of Operations — February 29, 2012 (Unaudited)

	Retirement	Retirement	Retirement	Retirement
	2035	2040	2045	2050
Investment income	Portfolio	Portfolio	Portfolio	Portfolio

Income distributions received from affiliated underlying funds	$1,932,191	$1,373,061	$1,063,680	$373,786
Total investment income	1,932,191	1,373,061	1,063,680	373,786

Expenses

Investment management fees	36,647	25,151	19,510	6,861
Class 1 distribution and service fees	30,540	20,959	16,258	5,717
Accounting and legal services fees	9,402	6,458	5,052	1,722
Professional fees	18,862	18,681	18,818	18,514
Custodian fees	5,934	5,934	5,934	5,934
Trustees’ fees	397	252	199	69
Registration and filing fees	6,926	5,470	4,241	2,283
Other	1,265	1,255	1,252	6,548
Total expenses before reductions and amounts recaptured	109,973	84,160	71,264	47,648
Net expense reductions and amounts recaptured	(12,246)	(17,091)	(19,238)	(29,352)
Total expenses	97,727	67,069	52,026	18,296
Net investment income (loss)	1,834,464	1,305,992	1,011,654	355,490

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in affiliated issuers	(149,645)	(75,487)	(31,957)	(14,682)
Capital gain distributions received from affiliated underlying funds	470,135	311,021	237,526	85,125
	320,490	235,534	205,569	70,443

Change in net unrealized appreciation (depreciation) of
Investments in affiliated issuers	12,398,661	8,822,222	6,543,906	2,733,771
	12,398,661	8,822,222	6,543,906	2,733,771
Net realized and unrealized gain (loss)	12,719,151	9,057,756	6,749,475	2,804,214

Increase (decrease) in net assets from operations	$14,553,615	$10,363,748	$7,761,129	$3,159,704

The accompanying notes are an integral part of the financial statements.	310

John Hancock Funds II

Statements of Operations — February 29, 2012 (Unaudited)

	Short Term			Small Cap
	Government	Small Cap	Small Cap	Opportunities
Investment income	Income Fund	Growth Fund	Index Fund	Fund

Interest	$1,252,623	$1,219	$291	$1,670
Dividends	—	148,285	723,003	714,239
Securities lending	—	96,717	93,569	52,509
Less foreign taxes withheld	—	(3,555)	(762)	—
Total investment income	1,252,623	242,666	816,101	768,418

Expenses

Investment management fees	402,144	799,521	238,083	753,926
Class 1 distribution and service fees	—	—	—	14,158
Accounting and legal services fees	11,035	11,221	7,560	11,241
Professional fees	29,165	20,487	17,232	17,963
Custodian fees	13,241	14,901	5,934	16,691
Trustees’ fees	646	773	428	821
Registration and filing fees	2,257	3,844	2,418	1,623
Other	2,189	2,495	2,339	3,686
Total expenses before reductions and amounts recaptured	460,677	853,242	273,994	820,109
Net expense reductions and amounts recaptured	(3,211)	(2,544)	(79)	(65,787)
Total expenses	457,466	850,698	273,915	754,322
Net investment income (loss)	795,157	(608,032)	542,186	14,096

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	620,170	92,614	1,319,898	8,171,787
Investments in affiliated issuers	—	(3,342)	(1,141)	(432)
Capital gain distributions received from affiliated underlying funds	—	1,051	460	770
Futures contracts	—	—	1,139,431	—
Foreign currency transactions	—	—	78	9
	620,170	90,323	2,458,726	8,172,134

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(824,621)	18,838,986	10,384,768	12,319,836
Investments in affiliated issuers	—	14,762	7,684	9,548
Futures contracts	—	—	(99,863)	—
Translation of assets and liabilities in foreign currencies	—	—	(113)	—
	(824,621)	18,853,748	10,292,476	12,329,384
Net realized and unrealized gain (loss)	(204,451)	18,944,071	12,751,202	20,501,518

Increase (decrease) in net assets from operations	$590,706	$18,336,039	$13,293,388	$20,515,614

The accompanying notes are an integral part of the financial statements.	311

John Hancock Funds II

Statements of Operations — February 29, 2012 (Unaudited)

	Small Cap	Small Company	Small Company	Smaller Company
Investment income	Value Fund	Growth Fund	Value Fund	Growth Fund

Interest	$2,258	$1,749	$2,196	$1,061
Dividends	1,204,593	374,460	2,621,853	194,126
Securities lending	22,975	35,291	155,792	71,232
Less foreign taxes withheld	—	—	(2,847)	(1,835)
Total investment income	1,229,826	411,500	2,776,994	264,584

Expenses

Investment management fees	788,128	548,091	1,724,961	586,044
Class 1 distribution and service fees	—	—	28,203	—
Accounting and legal services fees	11,387	8,136	24,812	8,139
Professional fees	20,427	17,623	19,261	20,161
Custodian fees	13,600	9,919	26,007	12,453
Trustees’ fees	730	574	1,724	564
Registration and filing fees	2,021	1,674	1,663	3,068
Other	2,819	3,355	4,971	3,136
Total expenses before reductions and amounts recaptured	839,112	589,372	1,831,602	633,565
Net expense reductions and amounts recaptured	(2,532)	(1,847)	(93,447)	(69,559)
Total expenses	836,580	587,525	1,738,155	564,006
Net investment income (loss)	393,246	(176,025)	1,038,839	(299,422)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	4,043,325	2,774,612	3,331,239	218,577
Investments in affiliated issuers	167	(491)	(7,753)	3,119
Capital gain distributions received from affiliated underlying funds	538	726	3,510	615
Futures contracts	—	—	—	70,077
Foreign currency transactions	—	(6)	(303)	12
	4,044,030	2,774,841	3,326,693	292,400

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	13,486,545	12,554,945	38,848,216	12,659,832
Investments in affiliated issuers	6,397	9,219	45,106	5,739
Futures contracts	—	—	—	66,581
Translation of assets and liabilities in foreign currencies	—	—	(14)	—
	13,492,942	12,564,164	38,893,308	12,732,152
Net realized and unrealized gain (loss)	17,536,972	15,339,005	42,220,001	13,024,552

Increase (decrease) in net assets from operations	$17,930,218	$15,162,980	$43,258,840	$12,725,130

The accompanying notes are an integral part of the financial statements.	312

John Hancock Funds II

Statements of Operations — February 29, 2012 (Unaudited)

	Spectrum	Total Bond	Total Return	U.S. High Yield
Investment income	Income Fund	Market Fund	Fund	Bond Fund

Interest	$21,865,177	$7,989,020	$36,422,224	$22,015,911
Dividends	2,642,785	—	1,456,313	36,563
Securities lending	35,060	31,903	—	—
Less foreign taxes withheld	(25,493)	(558)	(2,384)	—
Total investment income	24,517,529	8,020,365	37,876,153	22,052,474

Expenses

Investment management fees	3,675,480	1,397,866	7,780,338	1,996,236
Class 1 distribution and service fees	—	—	90,007	17,852
Accounting and legal services fees	76,641	45,083	173,846	40,808
Professional fees	38,596	24,814	50,617	29,789
Custodian fees	174,226	5,934	464,679	37,848
Trustees’ fees	4,658	2,194	10,627	2,476
Registration and filing fees	6,070	18,418	9,060	4,347
Other	11,656	3,978	18,199	5,984
Total expenses before reductions and amounts recaptured	3,987,327	1,498,287	8,597,373	2,135,340
Net expense reductions and amounts recaptured	(143,843)	(10,154)	(38,451)	(9,192)
Total expenses	3,843,484	1,488,133	8,558,922	2,126,148
Net investment income (loss)	20,674,045	6,532,232	29,317,231	19,926,326

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	3,810,452	2,905,075	13,674,255	1,777,612
Investments in affiliated issuers	6,448	125	—	—
Capital gain distributions received from affiliated underlying funds	557	531	—	—
Futures contracts	(388,200)	—	12,317,808	—
Written options	—	—	(5,184,256)	—
Swap contracts	20	—	(10,281,820)	—
Foreign currency transactions	377,388	—	(3,980,091)	—
	3,806,665	2,905,731	6,545,896	1,777,612

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	25,223,919	4,452,925	12,760,988	16,941,767
Investments in affiliated issuers	852	13,237	—	—
Futures contracts	253,329	—	(14,032,599)	—
Written options	—	—	5,670,428	—
Swap contracts	21,108	—	14,526,221	—
Translation of assets and liabilities in foreign currencies	(929,497)	—	9,172,080	—
	24,569,711	4,466,162	28,097,118	16,941,767
Net realized and unrealized gain (loss)	28,376,376	7,371,893	34,643,014	18,719,379

Increase (decrease) in net assets from operations	$49,050,421	$13,904,125	$63,960,245	$38,645,705

The accompanying notes are an integral part of the financial statements.	313

John Hancock Funds II

Statements of Operations — February 29, 2012 (Unaudited)

		Value &
		Restructuring
Investment income	Value Fund	Fund

Interest	$10,060	$27,294
Dividends	1,441,494	3,006,257
Securities lending	—	41,989
Less foreign taxes withheld	—	(31,570)
Total investment income	1,451,554	3,043,970

Expenses

Investment management fees	591,313	1,137,151
Accounting and legal services fees	12,006	19,972
Professional fees	20,378	18,386
Custodian fees	14,250	6,619
Trustees’ fees	794	2,040
Registration and filing fees	1,949	1,663
Other	2,798	7,931
Total expenses before reductions and amounts recaptured	643,488	1,193,762
Net expense reductions and amounts recaptured	(2,701)	(4,590)
Total expenses	640,787	1,189,172
Net investment income (loss)	810,767	1,854,798

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	10,531,751	35,427,508
Investments in affiliated issuers	—	1,461
Capital gain distributions received from affiliated underlying funds	—	735
Written options	—	25,508
Foreign currency transactions	—	(8,317)
	10,531,751	35,446,895

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	14,520,602	(29,134,343)
Investments in affiliated issuers	—	6,036
Written options	—	(17,720)
Translation of assets and liabilities in foreign currencies	—	(897)
	14,520,602	(29,146,924)
Net realized and unrealized gain (loss)	25,052,353	6,299,971

Increase (decrease) in net assets from operations	$25,863,120	$8,154,769

The accompanying notes are an integral part of the financial statements.	314

John Hancock Funds II

Statements of Changes in Net Assets

	Active Bond Fund		All Cap Core Fund		All Cap Value Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/29/12	Year ended	2/29/12	Year ended	2/29/12	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/11	(Unaudited)	8/31/11	(Unaudited)	8/31/11

From operations
Net investment income (loss)	$21,778,776	$53,390,196	$3,358,458	$6,159,480	$2,560,280	$3,706,077
Net realized gain (loss)	8,471,153	20,043,272	(10,857,949)	82,199,843	(3,063,165)	37,835,469
Change in net unrealized appreciation (depreciation)	17,333,237	(9,241,499)	72,264,518	14,461,119	63,534,094	13,872,606
Increase (decrease) in net assets resulting from
operations	47,583,166	64,191,969	64,765,027	102,820,442	63,031,209	55,414,152
Distributions to shareholders
From net investment income
Class 1	(1,114,047)	(1,969,822)	—	—	(599,946)	(406,148)
Class NAV	(28,740,926)	(51,541,057)	(6,346,196)	(5,534,351)	(3,067,352)	(1,926,881)
From net realized gain
Class 1	(744,251)	(118,801)	—	—	(6,697,865)	(4,560,545)
Class NAV	(18,424,921)	(3,002,949)	—	—	(31,467,583)	(19,502,202)
Total distributions	(49,024,145)	(56,632,629)	(6,346,196)	(5,534,351)	(41,832,746)	(26,395,776)
From Fund share transactions	83,551,866	398,159,085	(41,702,332)	(12,063,803)	(94,354,340)	244,686,740
Total increase (decrease)	82,110,887	405,718,425	16,716,499	85,222,288	(73,155,877)	273,705,116

Net assets

Beginning of period	1,237,026,432	831,308,007	601,357,171	516,134,883	695,223,329	421,518,213
End of period	$1,319,137,319	$1,237,026,432	$618,073,670	$601,357,171	$622,067,452	$695,223,329

Undistributed net investment income (loss)	$2,838,326	$10,914,523	$1,027,223	$4,014,961	$761,144	$1,868,162

	Alpha Opportunities Fund		Blue Chip Growth Fund		Capital Appreciation Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/29/12	Year ended	2/29/12	Year ended	2/29/12	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/11	(Unaudited)	8/31/11	(Unaudited)	8/31/11

From operations
Net investment income (loss)	$2,975,068	$3,753,458	$1,964,667	$1,482,270	$854,274	$1,874,471
Net realized gain (loss)	(31,852,919)	178,625,065	53,619,214	90,159,864	43,051,573	64,399,523
Change in net unrealized appreciation (depreciation)	166,572,042	(15,130,742)	199,590,883	396,687,925	150,909,274	315,795,541
Increase (decrease) in net assets resulting from
operations	137,694,191	167,247,781	255,174,764	488,330,059	194,815,121	382,069,535
Distributions to shareholders
From net investment income
Class 1	—	—	(430,922)	(75,198)	(291,271)	(348,747)
Class NAV	(3,659,699)	(3,769,419)	(1,966,902)	(1,039,288)	(1,551,329)	(1,928,816)
From net realized gain
Class NAV	(161,377,730)	(134,059,130)	—	—	—	—
Total distributions	(165,037,429)	(137,828,549)	(2,397,824)	(1,114,486)	(1,842,600)	(2,277,563)
From Fund share transactions	(133,029,323)	390,635,656	(506,572,505)	18,865,990	(368,428,262)	35,991,365
Total increase (decrease)	(160,372,561)	420,054,888	(253,795,565)	506,081,563	(175,455,741)	415,783,337

Net assets

Beginning of period	1,532,899,396	1,112,844,508	2,370,539,680	1,864,458,117	1,931,067,083	1,515,283,746
End of period	$1,372,526,835	$1,532,899,396	$2,116,744,115	$2,370,539,680	$1,755,611,342	$1,931,067,083

Undistributed net investment income (loss)	$365,165	$1,049,796	$58,646	$491,803	($66,579)	$921,747

The accompanying notes are an integral part of the financial statements.	315

John Hancock Funds II

Statements of Changes in Net Assets

	Capital Appreciation				Core Diversified Growth
	Value Fund		Core Bond Fund		& Income Portfolio
	Six months		Six months		Six months
	ended		ended		ended
	2/29/12	Period ended	2/29/12	Year ended	2/29/12	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/11[1]	(Unaudited)	8/31/11	(Unaudited)	8/31/11

From operations
Net investment income (loss)	$8,545,467	$2,894,326	$6,749,633	$16,223,680	$381,422	$569,674
Net realized gain (loss)	3,931,358	(1,293,379)	10,554,699	19,525,289	113,225	195,520
Change in net unrealized appreciation (depreciation)	151,833,207	(17,131,135)	3,060,590	(6,126,424)	2,009,297	1,938,714
Increase (decrease) in net assets resulting from
operations	164,310,032	(15,530,188)	20,364,922	29,622,545	2,503,944	2,703,908
Distributions to shareholders
From net investment income
Class 1	—	—	(297,155)	(452,401)	(651,795)	(462,491)
Class NAV	(8,054,487)	—	(8,863,005)	(20,603,765)	—	—
From net realized gain
Class 1	—	—	(521,777)	(577,656)	(108,549)	(857,384)
Class NAV	(1,280,103)	—	(12,672,578)	(26,451,012)	—	—
Total distributions	(9,334,590)	—	(22,354,515)	(48,084,834)	(760,344)	(1,319,875)
From Fund share transactions	901,625,922	448,991,245	61,676,428	14,551,897	2,812,058	4,305,641
Total increase (decrease)	1,056,601,364	433,461,057	59,686,835	(3,910,392)	4,555,658	5,689,674

Net assets

Beginning of period	433,461,057	—	574,470,297	578,380,689	28,477,053	22,787,379
End of period	$1,490,062,421	$433,461,057	$634,157,132	$574,470,297	$33,032,711	$28,477,053

Undistributed net investment income (loss)	$3,942,840	$3,451,860	$833,523	$3,244,050	$7,207	$277,580

	Core Fundamental		Core Global		Emerging Markets
	Holdings Portfolio		Diversification Portfolio		Debt Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/29/12	Year ended	2/29/12	Year ended	2/29/12	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/11	(Unaudited)	8/31/11	(Unaudited)	8/31/11

From operations
Net investment income (loss)	$164,068	$278,674	$461,925	$647,204	$490,837	$945,072
Net realized gain (loss)	67,060	221,886	100,062	277,410	99,964	565,838
Change in net unrealized appreciation (depreciation)	701,790	782,114	1,115,222	1,277,477	89,319	(614,114)
Increase (decrease) in net assets resulting from
operations	932,918	1,282,674	1,677,209	2,202,091	680,120	896,796
Distributions to shareholders
From net investment income
Class A	—	—	—	—	(413,824)	(826,293)
Class I	—	—	—	—	(109,817)	(221,489)
Class 1	(303,983)	(233,043)	(720,208)	(538,849)	—	—
From net realized gain
Class A	—	—	—	—	(235,210)	(83,520)
Class I	—	—	—	—	(58,710)	(20,880)
Class 1	(156,099)	(536,065)	(214,244)	(841,224)	—	—
Total distributions	(460,082)	(769,108)	(934,452)	(1,380,073)	(817,561)	(1,152,182)
From Fund share transactions	1,414,188	(241,732)	2,947,577	4,927,838	1,024	19,976
Total increase (decrease)	1,887,024	271,834	3,690,334	5,749,856	(136,417)	(235,410)

Net assets

Beginning of period	12,298,899	12,027,065	30,059,668	24,309,812	15,578,522	15,813,932
End of period	$14,185,923	$12,298,899	$33,750,002	$30,059,668	$15,442,105	$15,578,522

Undistributed net investment income (loss)	$4,989	$144,904	$9,625	$267,908	$53,268	$86,072

1 Period from 1-6-11 (inception date) to 8-31-11.

The accompanying notes are an integral part of the financial statements.	316

John Hancock Funds II

Statements of Changes in Net Assets

	Equity-Income Fund		Fundamental Value Fund		Global Agribusiness Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/29/12	Year ended	2/29/12	Year ended	2/29/12	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/11	(Unaudited)	8/31/11	(Unaudited)	8/31/11

From operations
Net investment income (loss)	$14,848,234	$25,144,454	$6,996,387	$16,232,101	($1,835)	$51
Net realized gain (loss)	(6,153,313)	32,070,015	4,919,308	48,389,914	24,205	63,082
Change in net unrealized appreciation (depreciation)	145,805,336	81,342,390	108,842,285	127,819,333	(54,584)	415,941
Increase (decrease) in net assets resulting from
operations	154,500,257	138,556,859	120,757,980	192,441,348	(32,214)	479,074
Distributions to shareholders
From net investment income
Class A	—	—	—	—	—	(2,923)
Class I	—	—	—	—	(6,058)	(6,460)
Class 1	(3,537,110)	(2,465,568)	—	—	—	—
Class NAV	(14,767,373)	(16,945,130)	(10,765,657)	(17,266,770)	—	—
From net realized gain
Class A	—	—	—	—	(24,477)	(44,912)
Class I	—	—	—	—	(24,614)	(45,061)
Total distributions	(18,304,483)	(19,410,698)	(10,765,657)	(17,266,770)	(55,149)	(99,356)
From Fund share transactions	(268,809,033)	282,008,694	(316,317,758)	7,455,996	55,149	99,356
Total increase (decrease)	(132,613,259)	401,154,855	(206,325,435)	182,630,574	(32,214)	479,074

Net assets

Beginning of period	1,522,444,187	1,121,289,332	1,530,470,571	1,347,839,997	2,919,781	2,440,707
End of period	$1,389,830,928	$1,522,444,187	$1,324,145,136	$1,530,470,571	$2,887,567	$2,919,781

Undistributed net investment income (loss)	$14,847,420	$18,303,669	$1,354,224	$5,123,494	($1,836)	$6,057

	Global Bond Fund		Global Infrastructure Fund		Global Real Estate Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/29/12	Year ended	2/29/12	Year ended	2/29/12	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/11	(Unaudited)	8/31/11	(Unaudited)	8/31/11

From operations
Net investment income (loss)	$10,754,558	$20,639,565	$17,888	$66,100	$5,307,395	$8,651,244
Net realized gain (loss)	14,778,003	61,824,797	(6,890)	6,065	(7,400,242)	39,127,788
Change in net unrealized appreciation (depreciation)	(18,156,624)	2,983,245	251,034	250,114	21,813,376	12,548,631
Increase (decrease) in net assets resulting from
operations	7,375,937	85,447,607	262,032	322,279	19,720,529	60,327,663
Distributions to shareholders
From net investment income
Class A	—	—	(39,080)	(19,514)	—	—
Class I	—	—	(45,114)	(22,911)	—	—
Class 1	(7,647,632)	(4,180,633)	—	—	—	—
Class NAV	(65,677,790)	(45,203,206)	—	—	(17,587,899)	(18,000,655)
From net realized gain
Class A	—	—	(2,235)	(59,055)	—	—
Class I	—	—	(2,248)	(59,240)	—	—
Total distributions	(73,325,422)	(49,383,839)	(88,677)	(160,720)	(17,587,899)	(18,000,655)
From Fund share transactions	108,922,955	(2,064,956)	88,677	160,720	23,064,400	3,413,303
Total increase (decrease)	42,973,470	33,998,812	262,032	322,279	25,197,030	45,740,311

Net assets

Beginning of period	839,590,389	805,591,577	2,486,836	2,164,557	495,400,070	449,659,759
End of period	$882,563,859	$839,590,389	$2,748,868	$2,486,836	$520,597,100	$495,400,070

Undistributed net investment income (loss)	$849,681	$63,420,545	$1,216	$67,522	($17,038,506)	($4,758,002)

The accompanying notes are an integral part of the financial statements.	317

John Hancock Funds II

Statements of Changes in Net Assets

	Health
	Sciences
	Fund	Heritage Fund		High Income Fund
		Six months		Six months
	Period ended	ended		ended
	2/29/12[1]	2/29/12	Year ended	2/29/12	Year ended
Increase (decrease) in net assets	(Unaudited)	(Unaudited)	8/31/11	(Unaudited)	8/31/11

From operations
Net investment income (loss)	($624,606)	($229,989)	($360,562)	$11,486,480	$32,669,076
Net realized gain (loss)	3,884,391	(2,305,796)	41,852,872	(41,654,665)	8,044,365
Change in net unrealized appreciation
(depreciation)	53,882,678	20,836,000	16,021,783	53,941,879	(16,812,617)
Increase (decrease) in net assets resulting
from operations	57,142,463	18,300,215	57,514,093	23,773,694	23,900,824
Distributions to shareholders
From net investment income
Class NAV	—	—	—	(13,215,975)	(33,212,344)
From net realized gain
Class NAV	—	(35,804,204)	(7,044,879)	—	—
Total distributions	—	(35,804,204)	(7,044,879)	(13,215,975)	(33,212,344)
From Fund share transactions	299,423,981	30,737,148	(98,885,444)	13,797,340	(154,438,677)
Total increase (decrease)	356,566,444	13,233,159	(48,416,230)	24,355,059	(163,750,197)

Net assets

Beginning of period	—	167,060,852	215,477,082	345,511,232	509,261,429
End of period	$356,566,444	$180,294,011	$167,060,852	$369,866,291	$345,511,232

Undistributed net investment income (loss)	($624,606)	($231,612)	($1,623)	$3,548,072	$5,277,567

					International Equity
	High Yield Fund		Index 500 Fund		Index Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/29/12	Year ended	2/29/12	Year ended	2/29/12	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/11	(Unaudited)	8/31/11	(Unaudited)	8/31/11

From operations
Net investment income (loss)	$37,283,359	$71,191,984	$23,358,345	$33,397,232	$4,216,319	$11,277,865
Net realized gain (loss)	(14,116,093)	31,873,816	8,585,572	15,048,377	(16,276,502)	1,598,819
Change in net unrealized appreciation (depreciation)	41,902,158	(34,022,502)	306,795,402	239,419,763	29,566,558	22,984,863
Increase (decrease) in net assets resulting from
operations	65,069,424	69,043,298	338,739,319	287,865,372	17,506,375	35,861,547
Distributions to shareholders
From net investment income
Class 1	(13,951,660)	(12,135,482)	—	—	—	—
Class NAV	(25,483,892)	(61,627,078)	(37,903,085)	(31,475,841)	(12,648,569)	(9,972,458)
Total distributions	(39,435,552)	(73,762,560)	(37,903,085)	(31,475,841)	(12,648,569)	(9,972,458)
From Fund share transactions	77,293,941	(96,382,024)	125,879,569	498,249,510	63,603,409	73,726,348
Total increase (decrease)	102,927,813	(101,101,286)	426,715,803	754,639,041	68,461,215	99,615,437

Net assets

Beginning of period	890,417,925	991,519,211	2,573,001,576	1,818,362,535	476,333,114	376,717,677
End of period	$993,345,738	$890,417,925	$2,999,717,379	$2,573,001,576	$544,794,329	$476,333,114

Undistributed net investment income (loss)	$11,516,354	$13,668,547	$8,416,845	$22,961,585	$817,662	$9,249,912

1 Period from 9-30-11 (inception date) to 2-29-12.

The accompanying notes are an integral part of the financial statements.	318

John Hancock Funds II

Statements of Changes in Net Assets

	International Growth		International		International Small
	Stock Fund		Opportunities Fund		Cap Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/29/12	Period ended	2/29/12	Year ended	2/29/12	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/11[1]	(Unaudited)	8/31/11	(Unaudited)	8/31/11

From operations
Net investment income (loss)	$762,157	$3,149,397	$214,943	$3,518,958	$1,137,397	$4,512,051
Net realized gain (loss)	(10,189,786)	(788,874)	(3,453,771)	111,014,176	(15,772,124)	10,667,690
Change in net unrealized appreciation (depreciation)	26,681,136	(4,436,779)	(839,967)	(33,447,947)	20,869,290	14,618,150
Increase (decrease) in net assets resulting from
operations	17,253,507	(2,076,256)	(4,078,795)	81,085,187	6,234,563	29,797,891
Distributions to shareholders
From net investment income
Class 1	—	—	—	(2,151,913)	(1,866,834)	(1,254,483)
Class NAV	(3,544,293)	(126,586)	—	(14,979,019)	(3,307,547)	(1,739,444)
From net realized gain
Class NAV	(27,875)	(47,147)	—	—	—	—
Total distributions	(3,572,168)	(173,733)	—	(17,130,932)	(5,174,381)	(2,993,927)
From Fund share transactions	34,546,875	280,147,992	(346,027,172)	(262,819,142)	5,166,725	35,907
Total increase (decrease)	48,228,214	277,898,003	(350,105,967)	(198,864,887)	6,226,907	26,839,871

Net assets

Beginning of period	277,898,003	—	603,866,587	802,731,474	306,590,462	279,750,591
End of period	$326,126,217	$277,898,003	$253,760,620	$603,866,587	$312,817,369	$306,590,462

Undistributed net investment income (loss)	$175,412	$2,957,548	($11,610,597)	($11,825,540)	$23,901	$4,060,885

	International Small				Investment Quality
	Company Fund		International Value Fund		Bond Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/29/12	Year ended	2/29/12	Year ended	2/29/12	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/11	(Unaudited)	8/31/11	(Unaudited)	8/31/11

From operations
Net investment income (loss)	$863,361	$3,258,083	$8,059,849	$31,367,863	$5,379,297	$14,141,370
Net realized gain (loss)	(867,825)	7,943,382	14,373,098	34,396,846	5,629,449	8,767,135
Change in net unrealized appreciation (depreciation)	3,525,095	16,551,036	37,655,104	50,917,723	5,894,856	(6,013,444)
Increase (decrease) in net assets resulting from
operations	3,520,631	27,752,501	60,088,051	116,682,432	16,903,602	16,895,061
Distributions to shareholders
From net investment income
Class 1	—	—	(7,970,743)	(4,779,922)	(1,032,424)	(2,564,925)
Class NAV	(3,734,939)	(3,439,425)	(30,571,849)	(16,267,321)	(5,309,745)	(13,345,283)
From net realized gain
Class 1	—	—	—	—	(23,941)	—
Class NAV	—	—	—	—	(118,543)	—
Total distributions	(3,734,939)	(3,439,425)	(38,542,592)	(21,047,243)	(6,484,653)	(15,910,208)
From Fund share transactions	13,097,042	15,977,102	61,846,622	(103,587,509)	28,661,274	114,331,783
Total increase (decrease)	12,882,734	40,290,178	83,392,081	(7,952,320)	39,080,223	115,316,636

Net assets

Beginning of period	190,965,423	150,675,245	1,151,230,878	1,159,183,198	455,701,827	340,385,191
End of period	$203,848,157	$190,965,423	$1,234,622,959	$1,151,230,878	$494,782,050	$455,701,827

Undistributed net investment income (loss)	($1,459,472)	$1,412,106	$1,044,273	$31,527,016	$1,971,087	$2,933,959

1 Period from 9-16-10 (inception date) to 8-31-11.

The accompanying notes are an integral part of the financial statements.	319

John Hancock Funds II

Statements of Changes in Net Assets

					Mid Cap Growth
	Large Cap Fund		Lifecycle 2050 Portfolio		Index Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/29/12	Year ended	2/29/12	Period ended	2/29/12	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/11	(Unaudited)	8/31/11[1]	(Unaudited)	8/31/11

From operations
Net investment income (loss)	$1,145,232	$2,992,381	$202,471	($54)	$42,960	$100,504
Net realized gain (loss)	26,819,648	28,064,295	140,908	(2,159)	(1,917,127)	3,152,193
Change in net unrealized appreciation (depreciation)	(5,132,322)	11,552,814	1,867,704	(354,331)	11,843,656	6,390,316
Increase (decrease) in net assets resulting from
operations	22,832,558	42,609,490	2,211,083	(356,544)	9,969,489	9,643,013
Distributions to shareholders
From net investment income
Class 1	(501,424)	(354,970)	(204,747)	—	(7,866)	(1,545)
Class NAV	(2,539,658)	(2,294,785)	—	—	(40,344)	(120,519)
From net realized gain
Class 1	—	—	(102,817)	—	(539,782)	—
Class NAV	—	—	—	—	(841,787)	—
Total distributions	(3,041,082)	(2,649,755)	(307,564)	—	(1,429,779)	(122,064)
From Fund share transactions	(182,736,693)	(28,316,852)	19,481,607	6,747,763	(258,217)	31,721,987
Total increase (decrease)	(162,945,217)	11,642,883	21,385,126	6,391,219	8,281,493	41,242,936

Net assets

Beginning of period	276,554,161	264,911,278	6,391,219	—	89,528,319	48,285,383
End of period	$113,608,944	$276,554,161	$27,776,345	$6,391,219	$97,809,812	$89,528,319

Undistributed net investment income (loss)	$195,971	$2,091,821	($2,169)	$107	($5,250)	—

					Mid Cap Value
	Mid Cap Index Fund		Mid Cap Stock Fund		Equity Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/29/12	Year ended	2/29/12	Year ended	2/29/12	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/11	(Unaudited)	8/31/11	(Unaudited)	8/31/11

From operations
Net investment income (loss)	$2,482,412	$3,060,681	($1,465,843)	($2,995,855)	$607,581	$1,109,735
Net realized gain (loss)	8,041,290	29,071,220	22,224,189	173,006,170	2,558,474	23,649,258
Change in net unrealized appreciation (depreciation)	49,013,475	12,135,809	66,710,420	26,899,492	12,215,255	5,691,872
Increase (decrease) in net assets resulting from
operations	59,537,177	44,267,710	87,468,766	196,909,807	15,381,310	30,450,865
Distributions to shareholders
From net investment income
Class NAV	(3,636,685)	(3,498,092)	—	—	(1,186,616)	(1,067,672)
From net realized gain
Class 1	—	—	(14,613,784)	—	—	—
Class NAV	(16,886,354)	(6,185,882)	(23,748,071)	—	(8,458,566)	—
Total distributions	(20,523,039)	(9,683,974)	(38,361,855)	—	(9,645,182)	(1,067,672)
From Fund share transactions	22,590,038	148,813,327	3,991,198	(128,494,825)	5,362,246	(46,216,390)
Total increase (decrease)	61,604,176	183,397,063	53,098,109	68,414,982	11,098,374	(16,833,197)

Net assets

Beginning of period	471,320,870	287,923,807	855,389,265	786,974,283	131,974,442	148,807,639
End of period	$532,925,046	$471,320,870	$908,487,374	$855,389,265	$143,072,816	$131,974,442

Undistributed net investment income (loss)	$817,330	$1,971,603	($2,696,436)	($1,230,593)	$123,530	$702,565

1 Period from 4-29-11 (inception date) to 8-31-11.

The accompanying notes are an integral part of the financial statements.	320

John Hancock Funds II

Statements of Changes in Net Assets

	Mid Cap Value
	Index Fund		Mid Value Fund		Mutual Shares Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/29/12	Year ended	2/29/12	Year ended	2/29/12	Period ended
Increase (decrease) in net assets	(Unaudited)	8/31/11	(Unaudited)	8/31/11	(Unaudited)	8/31/11[1]

From operations
Net investment income (loss)	$784,101	$1,122,998	$2,073,256	$3,487,718	$2,941,354	$4,896,981
Net realized gain (loss)	593,705	1,337,473	16,578,753	55,015,572	(10,930,782)	625,630
Change in net unrealized appreciation (depreciation)	9,042,371	2,440,054	17,590,411	7,808,492	46,132,958	(10,086,045)
Increase (decrease) in net assets resulting from
operations	10,420,177	4,900,525	36,242,420	66,311,782	38,143,530	(4,563,434)
Distributions to shareholders
From net investment income
Class 1	(475,060)	(12,014)	—	—	—	—
Class NAV	(899,785)	(631,652)	(4,333,930)	(7,615,885)	(4,616,129)	—
From net realized gain
Class NAV	—	—	(62,568,593)	(30,135,070)	(5,301,809)	(291,533)
Total distributions	(1,374,845)	(643,666)	(66,902,523)	(37,750,955)	(9,917,938)	(291,533)
From Fund share transactions	(1,346,722)	30,625,544	66,347,922	(31,355,357)	(87,458,114)	453,639,041
Total increase (decrease)	7,698,610	34,882,403	35,687,819	(2,794,530)	(59,232,522)	448,784,074

Net assets

Beginning of period	82,955,596	48,073,193	388,577,814	391,372,344	448,784,074	—
End of period	$90,654,206	$82,955,596	$424,265,633	$388,577,814	$389,551,552	$448,784,074

Undistributed net investment income (loss)	$166,083	$756,827	($988,665)	$1,272,009	($1,556,893)	$117,882

	Real Estate Equity Fund		Real Estate Securities Fund		Real Return Bond Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/29/12	Year ended	2/29/12	Year ended	2/29/12	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/11	(Unaudited)	8/31/11	(Unaudited)	8/31/11

From operations
Net investment income (loss)	$2,241,563	$2,980,200	$6,005,195	$5,233,312	$3,996,806	$27,727,449
Net realized gain (loss)	5,224,618	72,974,918	14,400,821	39,187,606	16,645,257	66,873,025
Change in net unrealized appreciation (depreciation)	8,110,961	(5,667,580)	13,972,881	24,217,440	11,511,916	(20,469,448)
Increase (decrease) in net assets resulting from
operations	15,577,142	70,287,538	34,378,897	68,638,358	32,153,979	74,131,026
Distributions to shareholders
From net investment income
Class 1	—	—	(5,686,937)	(6,909,456)	(2,417,061)	(4,276,075)
Class NAV	(2,778,944)	(3,995,406)	—	—	(10,002,817)	(35,400,725)
From net realized gain
Class 1	—	—	(22,723,474)	—	(7,410,735)	(3,697,499)
Class NAV	—	—	—	—	(28,505,008)	(29,098,290)
Total distributions	(2,778,944)	(3,995,406)	(28,410,411)	(6,909,456)	(48,335,621)	(72,472,589)
From Fund share transactions	(4,171,339)	(190,757,837)	31,223,928	27,939,841	69,244,362	(445,840,507)
Total increase (decrease)	8,626,859	(124,465,705)	37,192,414	89,668,743	53,062,720	(444,182,070)

Net assets

Beginning of period	180,899,303	305,365,008	441,463,071	351,794,328	641,502,874	1,085,684,944
End of period	$189,526,162	$180,899,303	$478,655,485	$441,463,071	$694,565,594	$641,502,874

Undistributed net investment income (loss)	$587,625	$1,125,006	$2,231,865	$1,913,607	($2,682,521)	$5,740,551

1 Period from 9-16-10 (inception date) to 8-31-11.

The accompanying notes are an integral part of the financial statements.	321

John Hancock Funds II

Statements of Changes in Net Assets

	Redwood
	Fund	Retirement 2010 Portfolio		Retirement 2015 Portfolio
		Six months		Six months
	Period ended	ended		ended
	2/29/12[1]	2/29/12	Year ended	2/29/12	Year ended
Increase (decrease) in net assets	(Unaudited)	(Unaudited)	8/31/11	(Unaudited)	8/31/11

From operations
Net investment income (loss)	$1,408,771	$885,898	$511,625	$1,330,438	$457,013
Net realized gain (loss)	(2,159,235)	466,746	(190,035)	256,517	(84,743)
Change in net unrealized appreciation
(depreciation)	26,860,445	1,220,746	1,184,909	3,786,120	439,325
Increase (decrease) in net assets resulting
from operations	26,109,981	2,573,390	1,506,499	5,373,075	811,595
Distributions to shareholders
From net investment income
Class 1	—	(1,393,433)	(33,268)	(1,778,233)	(52,164)
Class NAV	(414,661)	—	—	—	—
From net realized gain
Class 1	—	(43,438)	(16,845)	(46,780)	(20,363)
Class NAV	(628,020)	—	—	—	—
Total distributions	(1,042,681)	(1,436,871)	(50,113)	(1,825,013)	(72,527)
From Fund share transactions	374,057,769	64,846,390	50,312,055	99,331,614	69,281,631
Total increase (decrease)	399,125,069	65,982,909	51,768,441	102,879,676	70,020,699

Net assets

Beginning of period	—	51,796,221	27,780	70,047,587	26,888
End of period	$399,125,069	$117,779,130	$51,796,221	$172,927,263	$70,047,587

Undistributed net investment income (loss)	$994,110	($28,944)	$478,591	($42,766)	$405,029

	Retirement 2020 Portfolio		Retirement 2025 Portfolio		Retirement 2030 Portfolio
	Six months		Six months		Six months
	ended		ended		ended
	2/29/12	Year ended	2/29/12	Year ended	2/29/12	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/11	(Unaudited)	8/31/11	(Unaudited)	8/31/11

From operations
Net investment income (loss)	$2,184,241	$499,938	$2,859,734	$433,241	$2,290,297	$238,628
Net realized gain (loss)	288,240	(129,162)	236,927	(11,335)	365,479	(31,785)
Change in net unrealized appreciation (depreciation)	10,050,473	(1,206,908)	16,354,327	(3,100,134)	14,671,748	(3,242,746)
Increase (decrease) in net assets resulting from
operations	12,522,954	(836,132)	19,450,988	(2,678,228)	17,327,524	(3,035,903)
Distributions to shareholders
From net investment income
Class 1	(2,692,692)	(65,383)	(3,251,166)	(114,301)	(2,508,938)	(77,218)
From net realized gain
Class 1	(17,110)	(16,947)	(51,414)	(17,806)	(18,163)	(8,235)
Total distributions	(2,709,802)	(82,330)	(3,302,580)	(132,107)	(2,527,101)	(85,453)
From Fund share transactions	143,137,393	105,395,427	164,414,266	125,476,379	140,475,482	94,376,213
Total increase (decrease)	152,950,545	104,476,965	180,562,674	122,666,044	155,275,905	91,254,857

Net assets

Beginning of period	104,502,977	26,012	122,691,272	25,228	91,279,692	24,835
End of period	$257,453,522	$104,502,977	$303,253,946	$122,691,272	$246,555,597	$91,279,692

Undistributed net investment income (loss)	($61,933)	$446,518	($72,420)	$319,012	($57,178)	$161,463

1 Period from 9-29-11 (inception date) to 2-29-12.

The accompanying notes are an integral part of the financial statements.	322

John Hancock Funds II

Statements of Changes in Net Assets

	Retirement 2035 Portfolio		Retirement 2040 Portfolio		Retirement 2045 Portfolio
	Six months		Six months		Six months
	ended		ended		ended
	2/29/12	Year ended	2/29/12	Year ended	2/29/12	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/11	(Unaudited)	8/31/11	(Unaudited)	8/31/11

From operations
Net investment income (loss)	$1,834,464	$154,206	$1,305,992	$76,342	$1,011,654	$72,839
Net realized gain (loss)	320,490	(37,556)	235,534	(47,113)	205,569	(32,691)
Change in net unrealized appreciation (depreciation)	12,398,661	(2,909,506)	8,822,222	(2,022,126)	6,543,906	(2,024,001)
Increase (decrease) in net assets resulting from
operations	14,553,615	(2,792,856)	10,363,748	(1,992,897)	7,761,129	(1,983,853)
Distributions to shareholders
From net investment income
Class 1	(1,968,873)	(64,533)	(1,382,561)	(30,357)	(1,082,883)	(24,496)
From net realized gain
Class 1	(17,433)	(5,214)	(7,079)	(2,066)	(6,555)	(1,666)
Total distributions	(1,986,306)	(69,747)	(1,389,640)	(32,423)	(1,089,438)	(26,162)
From Fund share transactions	101,786,713	77,629,523	70,620,796	51,566,771	47,284,981	45,879,512
Total increase (decrease)	114,354,022	74,766,920	79,594,904	49,541,451	53,956,672	43,869,497

Net assets

Beginning of period	74,791,499	24,579	49,565,944	24,493	43,893,990	24,493
End of period	$189,145,521	$74,791,499	$129,160,848	$49,565,944	$97,850,662	$43,893,990

Undistributed net investment income (loss)	($44,698)	$89,711	($30,548)	$46,021	($22,850)	$48,379

			Short Term Government
	Retirement 2050 Portfolio		Income Fund		Small Cap Growth Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/29/12	Period ended	2/29/12	Year ended	2/29/12	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/11[1]	(Unaudited)	8/31/11	(Unaudited)	8/31/11

From operations
Net investment income (loss)	$355,490	($781)	$795,157	$1,500,069	($608,032)	($1,175,866)
Net realized gain (loss)	70,443	—	620,170	937,163	90,323	36,299,076
Change in net unrealized appreciation (depreciation)	2,733,771	(368,989)	(824,621)	357,100	18,853,748	6,106,458
Increase (decrease) in net assets resulting from
operations	3,159,704	(369,770)	590,706	2,794,332	18,336,039	41,229,668
Distributions to shareholders
From net investment income
Class 1	(364,911)	—	—	—	—	—
Class NAV	—	—	(1,436,170)	(3,213,144)	—	—
From net realized gain
Class NAV	—	—	—	(938,847)	(33,773,765)	(16,923,419)
Total distributions	(364,911)	—	(1,436,170)	(4,151,991)	(33,773,765)	(16,923,419)
From Fund share transactions	28,441,822	10,960,860	15,900,265	4,775,367	30,287,264	(22,694,741)
Total increase (decrease)	31,236,615	10,591,090	15,054,801	3,417,708	14,849,538	1,611,508

Net assets

Beginning of period	10,591,090	—	139,529,951	136,112,243	150,458,856	148,847,348
End of period	$41,827,705	$10,591,090	$154,584,752	$139,529,951	$165,308,394	$150,458,856

Undistributed net investment income (loss)	($9,421)	—	($173,719)	$467,294	($608,032)	—

1 Period from 4-29-11 (inception date) to 8-31-11.

The accompanying notes are an integral part of the financial statements.	323

John Hancock Funds II

Statements of Changes in Net Assets

			Small Cap
	Small Cap Index Fund		Opportunities Fund		Small Cap Value Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/29/12	Year ended	2/29/12	Year ended	2/29/12	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/11	(Unaudited)	8/31/11	(Unaudited)	8/31/11

From operations
Net investment income (loss)	$542,186	$693,059	$14,096	$269,822	$393,246	$974,183
Net realized gain (loss)	2,458,726	7,792,869	8,172,134	24,169,583	4,044,030	10,749,878
Change in net unrealized appreciation (depreciation)	10,292,476	6,837,170	12,329,384	15,113,941	13,492,942	15,894,951
Increase (decrease) in net assets resulting from
operations	13,293,388	15,323,098	20,515,614	39,553,346	17,930,218	27,619,012
Distributions to shareholders
From net investment income
Class 1	—	—	(136,492)	—	—	—
Class NAV	(769,094)	(850,661)	(273,752)	—	(562,297)	(972,144)
From net realized gain
Class NAV	—	—	—	—	(10,422,129)	(6,119,890)
Total distributions	(769,094)	(850,661)	(410,244)	—	(10,984,426)	(7,092,034)
From Fund share transactions	19,279,106	4,618,410	(9,896,934)	(40,851,938)	4,912,864	(2,906,963)
Total increase (decrease)	31,803,400	19,090,847	10,208,436	(1,298,592)	11,858,656	17,620,015

Net assets

Beginning of period	89,365,468	70,274,621	151,454,420	152,753,012	148,582,648	130,962,633
End of period	$121,168,868	$89,365,468	$161,662,856	$151,454,420	$160,441,304	$148,582,648

Undistributed net investment income (loss)	$109,732	$336,640	($146,901)	$249,247	$2,077	$171,128

	Small Company		Small Company		Smaller Company
	Growth Fund		Value Fund		Growth Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/29/12	Year ended	2/29/12	Year ended	2/29/12	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/11	(Unaudited)	8/31/11	(Unaudited)	8/31/11

From operations
Net investment income (loss)	($176,025)	($611,923)	$1,038,839	$1,936,189	($299,422)	($756,331)
Net realized gain (loss)	2,774,841	24,368,399	3,326,693	23,115,458	292,400	28,556,914
Change in net unrealized appreciation (depreciation)	12,564,164	8,032,316	38,893,308	55,786,703	12,732,152	3,030,322
Increase (decrease) in net assets resulting from
operations	15,162,980	31,788,792	43,258,840	80,838,350	12,725,130	30,830,905
Distributions to shareholders
From net investment income
Class 1	—	—	(948,970)	(620,915)	—	—
Class NAV	—	—	(1,910,239)	(1,616,452)	—	—
From net realized gain
Class NAV	—	—	—	—	(25,396,482)	(29,330,242)
Total distributions	—	—	(2,859,209)	(2,237,367)	(25,396,482)	(29,330,242)
From Fund share transactions	(4,927,554)	(38,007,606)	(15,574,227)	(96,586,490)	25,478,563	(7,166,438)
Total increase (decrease)	10,235,426	(6,218,814)	24,825,404	(17,985,507)	12,807,211	(5,665,775)

Net assets

Beginning of period	109,424,357	115,643,171	330,107,763	348,093,270	109,921,637	115,587,412
End of period	$119,659,783	$109,424,357	$354,933,167	$330,107,763	$122,728,848	$109,921,637

Undistributed net investment income (loss)	($294,024)	($117,999)	($1,056,350)	$764,020	($299,422)	—

The accompanying notes are an integral part of the financial statements.	324

John Hancock Funds II

Statements of Changes in Net Assets

	Spectrum Income Fund		Total Bond Market Fund		Total Return Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/29/12	Year ended	2/29/12	Year ended	2/29/12	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/11	(Unaudited)	8/31/11	(Unaudited)	8/31/11

From operations
Net investment income (loss)	$20,674,045	$39,497,641	$6,532,232	$13,618,369	$29,317,231	$50,241,738
Net realized gain (loss)	3,806,665	24,944,661	2,905,731	9,227,466	6,545,896	33,900,548
Change in net unrealized appreciation (depreciation)	24,569,711	(1,502,345)	4,466,162	(10,309,578)	28,097,118	(25,431,756)
Increase (decrease) in net assets resulting from
operations	49,050,421	62,939,957	13,904,125	12,536,257	63,960,245	58,710,530
Distributions to shareholders
From net investment income
Class 1	—	—	—	—	(7,855,869)	(13,414,248)
Class NAV	(27,443,751)	(48,463,287)	(6,853,613)	(16,517,613)	(42,344,632)	(74,016,507)
From net realized gain
Class 1	—	—	—	—	(1,511,589)	(16,745,862)
Class NAV	—	—	(5,073,107)	(6,037,071)	(8,076,581)	(92,324,636)
Total distributions	(27,443,751)	(48,463,287)	(11,926,720)	(22,554,684)	(59,788,671)	(196,501,253)
From Fund share transactions	59,601,755	142,885,645	436,920,113	(107,140,637)	139,607,236	240,014,751
Total increase (decrease)	81,208,425	157,362,315	438,897,518	(117,159,064)	143,778,810	102,224,028

Net assets

Beginning of period	994,092,001	836,729,686	406,682,888	523,841,952	2,282,678,511	2,180,454,483
End of period	$1,075,300,426	$994,092,001	$845,580,406	$406,682,888	$2,426,457,321	$2,282,678,511

Undistributed net investment income (loss)	$4,781,336	$11,551,042	$1,845,948	$2,167,329	$12,385,299	$33,268,569

					Value &
	U.S. High Yield Bond Fund		Value Fund		Restructuring Fund
	Six months		Six months		Six months
	ended		ended		ended
	2/29/12	Year ended	2/29/12	Year ended	2/29/12	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/11	(Unaudited)	8/31/11	(Unaudited)	8/31/11

From operations
Net investment income (loss)	$19,926,326	$45,221,139	$810,767	$1,605,275	$1,854,798	$7,553,683
Net realized gain (loss)	1,777,612	28,118,667	10,531,751	11,963,814	35,446,895	74,393,296
Change in net unrealized appreciation (depreciation)	16,941,767	(26,187,170)	14,520,602	12,408,672	(29,146,924)	34,557,344
Increase (decrease) in net assets resulting from
operations	38,645,705	47,152,636	25,863,120	25,977,761	8,154,769	116,504,323
Distributions to shareholders
From net investment income
Class 1	(2,688,239)	(4,622,296)	—	—	—	—
Class NAV	(18,074,599)	(44,697,150)	(1,684,667)	(1,309,113)	(6,155,886)	(8,175,799)
From net realized gain
Class 1	(1,081,081)	—	—	—	—	—
Class NAV	(7,013,407)	—	(14,053,155)	(10,344,558)	—	—
Total distributions	(28,857,326)	(49,319,446)	(15,737,822)	(11,653,671)	(6,155,886)	(8,175,799)
From Fund share transactions	76,943,905	(221,227,398)	4,443,992	509,080	(136,651,528)	(232,988,226)
Total increase (decrease)	86,732,284	(223,394,208)	14,569,290	14,833,170	(134,652,645)	(124,659,702)

Net assets

Beginning of period	525,486,052	748,880,260	160,040,102	145,206,932	378,521,347	503,181,049
End of period	$612,218,336	$525,486,052	$174,609,392	$160,040,102	$243,868,702	$378,521,347

Undistributed net investment income (loss)	$6,175,835	$7,012,347	$235,475	$1,109,375	$630,015	$4,931,103

The accompanying notes are an integral part of the financial statements.	325

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-
			ized and								Expenses	Expenses		Net
	Net asset	Net	unrealized	Total from					Net asset		before	including	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	reductions	reductions	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	and amounts	and amounts	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	recaptured (%)	recaptured (%)	(loss) (%)	(in millions)	(%)

Active Bond Fund

CLASS 1

02-29-2012[2]	10.26	0.17	0.20	0.37	(0.24)	(0.16)	—	(0.40)	10.23	3.76[3,4]	0.68[5]	0.68[5]	3.77[5]	52	57
08-31-2011	10.21	0.47	0.09	0.56	(0.48)	(0.03)	—	(0.51)	10.26	5.59[3]	0.69	0.69	4.55	44	112
08-31-2010	9.30	0.51	0.92	1.43	(0.52)	—	—	(0.52)	10.21	15.88[3]	0.69	0.69	5.26	43	75
08-31-2009	9.12	0.52	0.20	0.72	(0.51)	(0.03)	—	(0.54)	9.30	8.68	0.71	0.71	6.10	33	90
08-31-2008	9.54	0.47	(0.40)	0.07	(0.49)	—	—	(0.49)	9.12	0.72	0.72	0.72	4.97	33	133
08-31-2007	9.60	0.47	(0.06)	0.41	(0.47)	—[6]	—	(0.47)	9.54	4.38	0.73	0.73	4.92	36	165

CLASS NAV

02-29-2012[2]	10.25	0.18	0.20	0.38	(0.24)	(0.16)	—	(0.40)	10.23	3.89[3,4]	0.63[5]	0.63[5]	3.84[5]	1,267	57
08-31-2011	10.20	0.47	0.09	0.56	(0.48)	(0.03)	—	(0.51)	10.25	5.64[3]	0.64	0.64	4.61	1,193	112
08-31-2010	9.30	0.52	0.91	1.43	(0.53)	—	—	(0.53)	10.20	15.83[3]	0.64	0.64	5.30	788	75
08-31-2009	9.12	0.52	0.20	0.72	(0.51)	(0.03)	—	(0.54)	9.30	8.73	0.66	0.66	6.15	540	90
08-31-2008	9.53	0.47	(0.38)	0.09	(0.50)	—	—	(0.50)	9.12	0.88	0.67	0.67	5.02	554	133
08-31-2007	9.60	0.48	(0.07)	0.41	(0.48)	—[6]	—	(0.48)	9.53	4.34	0.68	0.68	4.99	523	165

1. Based on the average daily shares outstanding. 2. Six months ended 2-29-12. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Less than ($0.005) per share.

All Cap Core Fund

CLASS NAV

02-29-2012[2]	8.53	0.05	0.96	1.01	(0.10)	—	—	(0.10)	9.44	11.93[3,4]	0.81[5]	0.81[5]	1.18[5]	618	153
08-31-2011	7.18	0.09	1.34	1.43	(0.08)	—	—	(0.08)	8.53	19.87[3]	0.81	0.80	0.98	601	197
08-31-2010	7.21	0.08	(0.02)	0.06	(0.09)	—	—	(0.09)	7.18	0.73[3]	0.81	0.81	1.01	516	196
08-31-2009	9.22	0.10	(1.98)	(1.88)	(0.13)	—[6]	—	(0.13)	7.21	(20.07)	0.83	0.83	1.52	472	186
08-31-2008	11.06	0.11	(1.31)	(1.20)	(0.13)	(0.51)	—	(0.64)	9.22	(11.50)	0.80	0.80	1.14	711	239
08-31-2007	9.92	0.12	1.06	1.18	(0.03)	(0.01)	—	(0.04)	11.06	11.93	0.83	0.83	1.12	477	244

1. Based on the average daily shares outstanding. 2. Six months ended 2-29-12. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Less than ($0.005) per share.

All Cap Value Fund

CLASS 1

02-29-2012[2]	10.91	0.04	1.13	1.17	(0.07)	(0.72)	—	(0.79)	11.29	11.39[3,4]	0.86[5]	0.86[5]	0.80[5]	109	38
08-31-2011	9.78	0.07	1.65	1.72	(0.05)	(0.54)	—	(0.59)	10.91	17.31[3]	0.87	0.87	0.60	101	59
08-31-2010	9.28	0.03	0.50	0.53	(0.03)	—	—	(0.03)	9.78	5.70[3]	0.92	0.92	0.25	83	86
08-31-2009	11.19	0.06	(1.72)	(1.66)	(0.06)	(0.19)	—	(0.25)	9.28	(14.42)	0.96	0.96	0.67	84	75
08-31-2008	17.26	0.09	(0.50)	(0.41)	(0.21)	(5.45)	—	(5.66)	11.19	(4.62)	0.97	0.97	0.73	25	76
08-31-2007	15.84	0.14	1.82	1.96	(0.12)	(0.42)	—	(0.54)	17.26	12.64	0.97	0.97	0.82	26	82

CLASS NAV

02-29-2012[2]	10.86	0.04	1.12	1.16	(0.07)	(0.72)	—	(0.79)	11.23	11.41[3,4]	0.81[5]	0.81[5]	0.84[5]	513	38
08-31-2011	9.74	0.08	1.63	1.71	(0.05)	(0.54)	—	(0.59)	10.86	17.34[3]	0.82	0.82	0.67	594	59
08-31-2010	9.24	0.03	0.50	0.53	(0.03)	—	—	(0.03)	9.74	5.77[3]	0.87	0.87	0.32	339	86
08-31-2009	11.14	0.04	(1.68)	(1.64)	(0.07)	(0.19)	—	(0.26)	9.24	(14.34)	0.91	0.91	0.48	264	75
08-31-2008	17.21	0.10	(0.50)	(0.40)	(0.22)	(5.45)	—	(5.67)	11.14	(4.57)	0.92	0.92	0.78	69	76
08-31-2007	15.80	0.15	1.81	1.96	(0.13)	(0.42)	—	(0.55)	17.21	12.62	0.88	0.88	0.93	70	82

1. Based on the average daily shares outstanding. 2. Six months ended 2-29-12. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized.

Alpha Opportunities Fund

CLASS NAV

02-29-2012[2]	10.91	0.02	1.06	1.08	(0.03)	(1.38)	—	(1.41)	10.58	11.68[3,4]	1.02[5]	1.02[5]	0.44[5]	1,373	67
08-31-2011	10.35	0.03	1.80	1.83	(0.03)	(1.24)	—	(1.27)	10.91	17.00[4]	1.02	1.01	0.26	1,533	164
08-31-2010	10.87	0.03	0.58	0.61	(0.06)	(1.07)	—	(1.13)	10.35	5.01[4]	1.04	1.04	0.28	1,113	171
08-31-2009[6]	10.00	0.03	0.85	0.88	(0.01)	—	—	(0.01)	10.87	8.80[3]	1.08[5]	1.08[5]	0.42[5]	671	202

1. Based on the average daily shares outstanding. 2. Six months ended 2-29-12. Unaudited. 3. Not annualized. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Annualized. 6. The inception date for Class NAV shares is 10-7-08.

The accompanying notes are an integral part of the financial statements.	326

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-
			ized and								Expenses	Expenses		Net
	Net asset	Net	unrealized	Total from					Net asset		before	including	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	reductions	reductions	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	and amounts	and amounts	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	recaptured (%)	recaptured (%)	(loss) (%)	(in millions)	(%)

Blue Chip Growth Fund

CLASS 1

02-29-2012[2]	20.63	0.02	2.85	2.87	(0.02)	—	—	(0.02)	23.48	13.91[3,4]	0.86[5]	0.83[5]	0.17[5]	560	10
08-31-2011	16.31	0.01	4.31	4.32	—[6]	—	—	—[6]	20.63	26.51[3]	0.86	0.82	0.03	489	40
08-31-2010	15.60	—[7]	0.73	0.73	(0.02)	—	—	(0.02)	16.31	4.65[3]	0.88	0.84	0.03	405	49
08-31-2009	19.07	0.03	(3.46)	(3.43)	(0.04)	—	—	(0.04)	15.60	(17.95)[3]	0.90	0.87	0.19	153	59
08-31-2008	20.98	0.05	(1.78)	(1.73)	(0.08)	(0.10)	—	(0.18)	19.07	(8.35)[3]	0.89	0.86	0.26	192	44
08-31-2007	17.82	0.08[8]	3.17	3.25	(0.09)	—	—	(0.09)	20.98	18.28[3]	0.89	0.86	0.39[8]	204	33

CLASS NAV

02-29-2012[2]	20.62	0.02	2.85	2.87	(0.03)	—	—	(0.03)	23.46	13.93[3,4]	0.81[5]	0.78[5]	0.20[5]	1,557	10
08-31-2011	16.30	0.02	4.31	4.33	(0.01)	—	—	(0.01)	20.62	26.58[3]	0.81	0.78	0.07	1,881	40
08-31-2010	15.59	0.01	0.72	0.73	(0.02)	—	—	(0.02)	16.30	4.70[3]	0.83	0.79	0.05	1,460	49
08-31-2009	19.06	0.03	(3.45)	(3.42)	(0.05)	—	—	(0.05)	15.59	(17.90)[3]	0.85	0.82	0.25	1,262	59
08-31-2008	20.97	0.06	(1.78)	(1.72)	(0.09)	(0.10)	—	(0.19)	19.06	(8.31)[3]	0.84	0.81	0.29	1,850	44
08-31-2007	17.80	0.09[8]	3.17	3.26	(0.09)	—	—	(0.09)	20.97	18.37[3]	0.84	0.81	0.44[8]	1,483	33

1. Based on the average daily shares outstanding. 2. Six months ended 2-29-12. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Less than ($0.005) per share. 7. Less than $0.005 per share. 8. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect special dividends received by the Fund, which amounted to the following amounts: $0.04 for Class 1 and Class NAV. Percentage of average net assets was 0.18% for Class 1 and Class NAV.

Capital Appreciation Fund

CLASS 1

02-29-2012[2]	11.44	0.01	1.43	1.44	(0.01)	—	—	(0.01)	12.87	12.59[3,4]	0.78[5]	0.78[5]	0.09[5]	432	22
08-31-2011	9.11	0.01	2.33	2.34	(0.01)	—	—	(0.01)	11.44	25.69[3]	0.78	0.78	0.06	371	67
08-31-2010	8.84	0.02	0.27	0.29	(0.02)	—	—	(0.02)	9.11	3.27[3]	0.79	0.79	0.19	321	73
08-31-2009	10.14	0.02	(1.28)	(1.26)	(0.04)	—	—	(0.04)	8.84	(12.37)	0.81	0.81	0.32	53	78
08-31-2008	10.79	0.04	(0.66)	(0.62)	(0.03)	—	—	(0.03)	10.14	(5.80)	0.80	0.80	0.34	61	85
08-31-2007	9.44	0.03	1.33	1.36	(0.01)	—	—	(0.01)	10.79	14.43	0.81	0.81	0.27	66	63

CLASS NAV

02-29-2012[2]	11.45	0.01	1.43	1.44	(0.01)	—	—	(0.01)	12.88	12.64[3,4]	0.73[5]	0.73[5]	0.12[5]	1,324	22
08-31-2011	9.12	0.01	2.34	2.35	(0.02)	—	—	(0.02)	11.45	25.72[3]	0.73	0.73	0.11	1,560	67
08-31-2010	8.85	0.02	0.28	0.30	(0.03)	—	—	(0.03)	9.12	3.31[3]	0.74	0.74	0.20	1,194	73
08-31-2009	10.16	0.03	(1.30)	(1.27)	(0.04)	—	—	(0.04)	8.85	(12.39)	0.76	0.76	0.36	1,091	78
08-31-2008	10.80	0.04	(0.65)	(0.61)	(0.03)	—	—	(0.03)	10.16	(5.65)	0.75	0.75	0.41	973	85
08-31-2007	9.45	0.04	1.32	1.36	(0.01)	—	—	(0.01)	10.80	14.42	0.76	0.76	0.34	586	63

1. Based on the average daily shares outstanding. 2. Six months ended 2-29-12. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized.

Capital Appreciation Value Fund

CLASS NAV

02-29-2012[2]	9.76	0.07	1.12	1.19	(0.06)	(0.01)	—	(0.07)	10.88	12.24[4,5]	0.87[6]	0.84[6]	1.49[6]	1,490	69
08-31-2011[3]	10.00	0.08	(0.32)	(0.24)	—	—	—	—	9.76	(2.40)[4,5]	0.92[6]	0.88[6]	1.23[6]	433	44

1. Based on the average daily shares outstanding. 2. Six months ended 2-29-12. Unaudited. 3. The inception date for Class NAV shares is 1-6-11. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Annualized.

Core Bond Fund

CLASS 1

02-29-2012[2]	13.36	0.15	0.31	0.46	(0.21)	(0.30)	—	(0.51)	13.31	3.50[3,4]	0.68[5]	0.68[5]	2.24[5]	31	149
08-31-2011	13.76	0.35	0.29	0.64	(0.46)	(0.58)	—	(1.04)	13.36	5.09	0.68	0.67	2.64	15	536
08-31-2010	13.09	0.41	0.86	1.27	(0.51)	(0.09)	—	(0.60)	13.76	9.99[3]	0.69	0.69	3.09	14	496
08-31-2009	12.59	0.52	0.65	1.17	(0.57)	(0.10)	—	(0.67)	13.09	9.71	0.76	0.76	4.20	10	571
08-31-2008	12.51	0.56	0.11	0.67	(0.59)	—	—	(0.59)	12.59	5.43	0.80	0.80	4.46	4	395
08-31-2007	12.52	0.58	(0.02)	0.56	(0.57)	—[6]	—	(0.57)	12.51	4.60	0.82	0.82	4.67	2	313

CLASS NAV

02-29-2012[2]	13.35	0.15	0.30	0.45	(0.21)	(0.30)	—	(0.51)	13.29	3.45[3,4]	0.63[5]	0.63[5]	2.29[5]	603	149
08-31-2011	13.75	0.35	0.29	0.64	(0.46)	(0.58)	—	(1.04)	13.35	5.15	0.63	0.62	2.69	560	536
08-31-2010	13.07	0.41	0.87	1.28	(0.51)	(0.09)	—	(0.60)	13.75	10.13[3]	0.64	0.64	3.11	564	496
08-31-2009	12.58	0.53	0.63	1.16	(0.57)	(0.10)	—	(0.67)	13.07	9.69	0.71	0.71	4.29	411	571
08-31-2008	12.50	0.57	0.10	0.67	(0.59)	—	—	(0.59)	12.58	5.49	0.75	0.75	4.51	267	395
08-31-2007	12.51	0.59	(0.02)	0.57	(0.58)	—[6]	—	(0.58)	12.50	4.67	0.77	0.77	4.71	267	313

1. Based on the average daily shares outstanding. 2. Six months ended 2-29-12. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Less than ($0.005) per share.

The accompanying notes are an integral part of the financial statements.	327

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-
			ized and								Expenses	Expenses		Net
	Net asset	Net	unrealized	Total from					Net asset		before	including	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	reductions	reductions	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	and amounts	and amounts	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	recaptured (%)	recaptured (%)	(loss) (%)	(in millions)	(%)

Core Diversified Growth & Income Portfolio

CLASS 1

02-29-2012[2]	9.41	0.12[3]	0.65	0.77	(0.21)	(0.03)	—	(0.24)	9.94	8.37[4,5]	0.25[6]	0.12[6,7]	2.58[3,6]	33	4
08-31-2011	8.84	0.20[3]	0.87	1.07	(0.18)	(0.32)	—	(0.50)	9.41	12.04[4]	0.29	0.12[7]	2.06[3]	28	14
08-31-2010	8.50	0.20[3]	0.37	0.57	(0.19)	(0.04)	—	(0.23)	8.84	6.62[4]	0.30	0.11[7]	2.24[3]	23	58
08-31-2009	9.75	0.25[3]	(1.39)[8]	(1.14)	(0.11)	—	—	(0.11)	8.50	(11.47)[4]	1.04	0.06[7]	3.08[3]	12	6
08-31-2008[9]	10.00	0.02[3]	(0.27)	(0.25)	—	—	—	—	9.75	(2.50)[5]	15.51[6]	0.08[6,7]	1.43[3,6]	1	—[10]

1. Based on the average daily shares outstanding. 2. Six months ended 2-29-12. Unaudited. 3. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown.
5. Not annualized. 6. Annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows: 0.34% – 0.57%, 0.34% – 0.56%, 0.48% – 1.17%, 0.49% – 1.31% and
0.49% – 1.13% for the periods ended 2-29-12, 8-31-11, 8-31-10, 8-31-09 and 8-31-08, respectively. 8. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Portfolio.
9. The inception date for Class 1 shares is 7-1-08. 10. Less than 1%.

Core Fundamental Holdings Portfolio

CLASS 1

02-29-2012[2]	9.45	0.12[3]	0.55	0.67	(0.23)	(0.12)	—	(0.35)	9.77	7.25[4,5]	0.43[6]	0.12[6,7]	2.60[3,6]	14	5
08-31-2011	9.09	0.21[3]	0.77	0.98	(0.19)	(0.43)	—	(0.62)	9.45	10.85[4]	0.44	0.12[7]	2.18[3]	12	30
08-31-2010	8.77	0.22[3]	0.38	0.60	(0.22)	(0.06)	—	(0.28)	9.09	6.83[4]	0.47	0.11[7]	2.44[3]	12	69
08-31-2009	9.78	0.26[3]	(1.13)[8]	(0.87)	(0.14)	—	—	(0.14)	8.77	(8.64)[4]	1.42	0.06[7]	3.12[3]	8	17
08-31-2008[9]	10.00	0.04[3]	(0.26)	(0.22)	—	—	—	—	9.78	(2.20)[4,5]	15.48[6]	0.08[6,7]	2.21[3,6]	1	—[10]

1. Based on the average daily shares outstanding. 2. Six months ended 2-29-12. Unaudited. 3. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown.
5. Not annualized. 6. Annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.34% – 0.57%, 0.34% – 0.56%, 0.35% – 0.56%, 0.37% – 0.51% and
0.32% – 0.50% for the periods ended 2-29-12, 8-31-11, 8-31-10, 8-31-09 and 8-31-08, respectively. 8. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Portfolio.
9. The inception date for Class 1 shares is 7-1-08. 10. Less than 1%.

Core Global Diversification Portfolio

CLASS 1

02-29-2012[2]	9.26	0.14[3]	0.32	0.46	(0.22)	(0.06)	—	(0.28)	9.44	5.25[4,5]	0.25[6]	0.12[6,7]	3.06[3,6]	34	4
08-31-2011	8.90	0.21[3]	0.61	0.82	(0.18)	(0.28)	—	(0.46)	9.26	9.20[4]	0.25	0.12[7]	2.18[3]	30	17
08-31-2010	8.54	0.20[3]	0.39	0.59	(0.19)	(0.04)	—	(0.23)	8.90	6.91[4]	0.33	0.11[7]	2.26[3]	24	60
08-31-2009	9.51	0.26[3]	(1.07)[8]	(0.81)	(0.16)	—	—	(0.16)	8.54	(8.11)[4]	1.55	0.06[7]	3.33[3]	8	11
08-31-2008[9]	10.00	0.03[3]	(0.52)	(0.49)	—	—	—	—	9.51	(4.90)[4,5]	15.70[6]	0.08[6,7]	1.92[3,6]	1	—[10]

1. Based on the average daily shares outstanding. 2. Six months ended 2-29-12.Unaudited. 3. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown.
5. Not annualized. 6. Annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.34% – 0.57%, 0.34% – 0.56%, 0.35% – 0.56%, 0.37% – 0.79% and
0.33% – 0.71% for the periods ended 2-29-12, 8-31-11, 8-31-10, 8-31-09 and 8-31-08, respectively. 8. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Portfolio.
9. The inception date for Class 1 shares is 7-1-08. 10. Less than 1%.

Emerging Markets Debt Fund

CLASS A

02-29-2012[2]	10.37	0.32	0.13	0.45	(0.34)	(0.20)	—	(0.54)	10.28	4.69[3,4,5]	2.05[6]	1.35[6]	6.52[6]	12	78
08-31-2011	10.54	0.61	(0.03)	0.58	(0.68)	(0.07)	—	(0.75)	10.37	5.63[3,4]	1.82	1.35	5.82	12	123
08-31-2010[7]	10.00	0.34	0.58	0.92	(0.38)	—	—	(0.38)	10.54	9.36[3,4,5]	1.85[6]	1.25[6]	5.09[6]	13	112

CLASS I

02-29-2012[2]	10.37	0.34	0.13	0.47	(0.36)	(0.20)	—	(0.56)	10.28	4.92[4,5]	1.69[6]	0.91[6]	6.96[6]	3	78
08-31-2011	10.54	0.67	(0.04)	0.63	(0.73)	(0.07)	—	(0.80)	10.37	6.12[4]	1.41	0.88	6.28	3	123
08-31-2010[7]	10.00	0.36	0.58	0.94	(0.40)	—	—	(0.40)	10.54	9.62[4,5]	1.51[6]	0.88[6]	5.47[6]	3	112

1. Based on the average daily shares outstanding. 2. Six months ended 2-29-12. Unaudited. 3. Does not reflect the effect of sales charges, if any. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Annualized. 7. The inception date for Class A and Class I shares is 1-4-10.

The accompanying notes are an integral part of the financial statements.	328

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-
			ized and								Expenses	Expenses		Net
	Net asset	Net	unrealized	Total from					Net asset		before	including	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	reductions	reductions	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	and amounts	and amounts	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	recaptured (%)	recaptured (%)	(loss) (%)	(in millions)	(%)

Equity-Income Fund

CLASS 1

02-29-2012[2]	13.56	0.15	1.54	1.69	(0.19)	—	—	(0.19)	15.06	12.59[3,4]	0.87[5]	0.84[5]	2.17[5]	281	5
08-31-2011	12.05	0.25	1.46	1.71	(0.20)	—	—	(0.20)	13.56	14.13[3]	0.87	0.84	1.78	254	17
08-31-2010	11.85	0.23	0.21	0.44	(0.24)	—	—	(0.24)	12.05	3.66[3]	0.89	0.86	1.84	140	13
08-31-2009	16.11	0.29	(3.04)	(2.75)	(0.38)	(1.13)	—	(1.51)	11.85	(15.65)[3]	0.91	0.88	2.73	139	46
08-31-2008	19.52	0.36	(2.52)	(2.16)	(0.32)	(0.93)	—	(1.25)	16.11	(11.83)[3]	0.89	0.86	2.06	163	30
08-31-2007	18.13	0.33	2.22	2.55	(0.30)	(0.86)	—	(1.16)	19.52	14.37[3]	0.89	0.86	1.70	212	20

CLASS NAV

02-29-2012[2]	13.55	0.15	1.55	1.70	(0.20)	—	—	(0.20)	15.05	12.65[3,4]	0.82[5]	0.79[5]	2.19[5]	1,109	5
08-31-2011	12.04	0.25	1.47	1.72	(0.21)	—	—	(0.21)	13.55	14.19[3]	0.82	0.79	1.79	1,269	17
08-31-2010	11.83	0.24	0.22	0.46	(0.25)	—	—	(0.25)	12.04	3.80[3]	0.84	0.81	1.94	981	13
08-31-2009	16.10	0.29	(3.04)	(2.75)	(0.39)	(1.13)	—	(1.52)	11.83	(15.68)[3]	0.86	0.83	2.77	633	46
08-31-2008	19.51	0.37	(2.52)	(2.15)	(0.33)	(0.93)	—	(1.26)	16.10	(11.79)[3]	0.84	0.81	2.14	774	30
08-31-2007	18.11	0.34	2.22	2.56	(0.30)	(0.86)	—	(1.16)	19.51	14.46[3]	0.84	0.81	1.75	711	20

1. Based on the average daily shares outstanding. 2. Six months ended 2-29-12. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized.

Fundamental Value Fund

CLASS NAV

02-29-2012[2]	14.31	0.08	1.43	1.51	(0.13)	—	—	(0.13)	15.69	10.60[3,4]	0.79[5]	0.79[5]	1.07[5]	1,324	3
08-31-2011	12.66	0.15	1.66	1.81	(0.16)	—	—	(0.16)	14.31	14.26[3]	0.80	0.80	1.02	1,530	18
08-31-2010	12.29	0.09	0.39	0.48	(0.11)	—	—	(0.11)	12.66	3.86[3]	0.80	0.80	0.71	1,348	26
08-31-2009	15.35	0.13	(3.03)	(2.90)	(0.16)	—	—	(0.16)	12.29	(18.75)	0.81	0.81	1.19	1,299	36
08-31-2008	17.56	0.15	(2.03)	(1.88)	(0.18)	(0.15)	—	(0.33)	15.35	(10.93)	0.80	0.80	0.93	1,533	14
08-31-2007	15.83	0.21	1.86	2.07	(0.13)	(0.21)	—	(0.34)	17.56	13.12	0.80	0.80	1.21	946	6

1. Based on the average daily shares outstanding. 2. Six months ended 2-29-12. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized.

Global Agribusiness Fund

CLASS A

02-29-2012[2]	13.80	(0.02)	(0.18)	(0.20)	—	(0.23)	—	(0.23)	13.37	(1.22)[3,4]	4.67[5]	1.45[5]	(0.36)[5]	1	10
08-31-2011	11.95	(0.03)	2.35	2.32	(0.03)	(0.44)	—	(0.47)	13.80	19.38[3]	3.71	1.45	(0.22)	1	58
08-31-2010	11.41	0.08	0.62	0.70	(0.11)	(0.05)	—	(0.16)	11.95	6.19[3]	4.27	1.45	0.70	1	91
08-31-2009[6]	10.00	0.04	1.41	1.45	(0.04)	—	—	(0.04)	11.41	14.52[3,4]	4.72[5]	1.45[5]	0.58[5]	1	84

CLASS I

02-29-2012[2]	13.88	—[7]	(0.17)	(0.17)	(0.06)	(0.23)	—	(0.29)	13.42	(0.96)[3,4]	4.26[5]	1.02[5]	0.08[5]	1	10
08-31-2011	12.00	0.03	2.35	2.38	(0.06)	(0.44)	—	(0.50)	13.88	19.84[3]	3.29	1.00	0.23	1	58
08-31-2010	11.43	0.13	0.63	0.76	(0.14)	(0.05)	—	(0.19)	12.00	6.67[3]	3.94	1.00	1.15	1	91
08-31-2009[6]	10.00	0.07	1.41	1.48	(0.05)	—	—	(0.05)	11.43	14.84[3,4]	4.42[5]	1.00[5]	1.03[5]	1	84

1. Based on the average daily shares outstanding. 2. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. The inception date for Class A and Class I shares is 1-2-09. 7. Less than $0.005.

Global Bond Fund

CLASS 1

02-29-2012[2]	13.26	0.16	(0.07)	0.09	(1.15)	—	—	(1.15)	12.20	0.84[3,4]	0.85[5]	0.85[5]	2.51[5]	91	40
08-31-2011	12.78	0.29	0.89	1.18	(0.70)	—	—	(0.70)	13.26	9.86[3]	0.85	0.85	2.28	86	135
08-31-2010	12.41	0.28	1.18	1.46	(1.09)	—	—	(1.09)	12.78	12.42[3]	0.86	0.86	2.31	76	511
08-31-2009	15.05	0.47	0.02	0.49	(1.90)	(1.23)	—	(3.13)	12.41	6.02	0.87	0.87	3.98	59	448
08-31-2008	14.81	0.67	0.47	1.14	(0.78)	(0.12)	—	(0.90)	15.05	7.73	0.88	0.88	4.28	74	975
08-31-2007	14.83	0.53	(0.04)[6]	0.49	(0.35)	(0.16)	—	(0.51)	14.81	3.40	0.86[7]	0.86[7]	3.64	42	272

CLASS NAV

02-29-2012[2]	13.24	0.16	(0.06)	0.10	(1.16)	—	—	(1.16)	12.18	0.90[3,4]	0.80[5]	0.80[5]	2.56[5]	792	40
08-31-2011	12.76	0.29	0.90	1.19	(0.71)	—	—	(0.71)	13.24	9.94[3]	0.80	0.80	2.32	753	135
08-31-2010	12.39	0.29	1.17	1.46	(1.09)	—	—	(1.09)	12.76	12.45[3]	0.81	0.81	2.35	730	511
08-31-2009	15.02	0.47	0.03	0.50	(1.90)	(1.23)	—	(3.13)	12.39	6.14	0.82	0.82	4.00	586	448
08-31-2008	14.78	0.68	0.47	1.15	(0.79)	(0.12)	—	(0.91)	15.02	7.81	0.83	0.83	4.37	509	975
08-31-2007	14.79	0.54	(0.03)[6]	0.51	(0.36)	(0.16)	—	(0.52)	14.78	3.51	0.81[7]	0.81[7]	3.68	754	272

1. Based on the average daily shares outstanding. 2. Six months ended 2-29-12. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. 7. Includes interest and fees on inverse floaters. Excluding this expense, the ratios for Class 1 and Class NAV shares would have been 0.86% and 0.81%, respectively.

The accompanying notes are an integral part of the financial statements.	329

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-
			ized and								Expenses	Expenses		Net
	Net asset	Net	unrealized	Total from					Net asset		before	including	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	reductions	reductions	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	and amounts	and amounts	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	recaptured (%)	recaptured (%)	(loss) (%)	(in millions)	(%)

Global Infrastructure Fund

CLASS A

02-29-2012[2]	11.31	0.07	1.08	1.15	(0.36)	(0.02)	—	(0.38)	12.08	10.50[3,4]	4.98[5]	1.45[5]	1.23[5]	1	26
08-31-2011	10.54	0.28	1.26	1.54	(0.19)	(0.58)	—	(0.77)	11.31	14.54[3]	3.99	1.45	2.35	1	72
08-31-2010	10.26	0.26	0.14	0.40	(0.12)	—	—	(0.12)	10.54	3.87[3]	4.47	1.45	2.41	1	162
08-31-2009[6]	10.00	0.19	0.18	0.37	(0.11)	—	—	(0.11)	10.26	3.85[3,4]	5.69[5]	1.45[5]	3.17[5]	1	39

CLASS I

02-29-2012[2]	11.39	0.09	1.07	1.16	(0.41)	(0.02)	—	(0.43)	12.12	10.59[3,4]	4.57[5]	1.02[5]	1.66[5]	1	26
08-31-2011	10.58	0.34	1.27	1.61	(0.22)	(0.58)	—	(0.80)	11.39	15.21[3]	3.57	1.00	2.80	1	72
08-31-2010	10.28	0.31	0.13	0.44	(0.14)	—	—	(0.14)	10.58	4.28[3]	4.13	1.00	2.87	1	162
08-31-2009[6]	10.00	0.22	0.18	0.40	(0.12)	—	—	(0.12)	10.28	4.16[3,4]	5.39[5]	1.00[5]	3.62[5]	1	39

1. Based on the average daily shares outstanding. 2. Six months ended 2-29-12. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. The inception date for Class A and Class I shares is 1-2-09.

Global Real Estate Fund

CLASS NAV

02-29-2012[2]	7.36	0.08	0.16	0.24	(0.25)	—	—	(0.25)	7.35	3.67[3,4]	1.00[5]	1.00[5]	2.22[5]	521	49
08-31-2011	6.75	0.13	0.75	0.88	(0.27)	—	—	(0.27)	7.36	13.07[3]	1.01	1.01	1.69	495	107
08-31-2010	6.24	0.14	0.65	0.79	(0.28)	—	—	(0.28)	6.75	12.84	1.06	1.06	2.06	450	105
08-31-2009	8.15	0.17	(1.87)	(1.70)	(0.21)	—	—	(0.21)	6.24	(20.28)	1.09	1.09	3.30	271	118
08-31-2008	11.37	0.18	(2.60)	(2.42)	(0.35)	(0.45)	—	(0.80)	8.15	(22.75)	1.07	1.07	1.95	608	68
08-31-2007	10.30	0.18	1.34	1.52	(0.45)	—	—	(0.45)	11.37	14.70	1.08	1.08	1.54	465	97

1. Based on the average daily shares outstanding. 2. Six months ended 2-29-12. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized.

Health Sciences Fund

CLASS NAV

02-29-2012[2,3]	10.00	(0.03)	2.15	2.12	—	—	—	—	12.12	21.20[4,5]	1.12[6]	1.06[6]	(0.59)[6]	357	13

1. Based on the average daily shares outstanding. 2. Semiannual period from 9-30-11 to 2-29-12. Unaudited. 3. The inception date for Class NAV shares is 9-30-11. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Annualized.

Heritage Fund

CLASS NAV

02-29-2012[2]	8.89	(0.01)	0.72	0.71	—	(1.94)	—	(1.94)	7.66	11.13[3,4]	0.91[5]	0.91[5]	(0.28)[5]	180	40
08-31-2011	7.31	(0.01)	1.88	1.87	—	(0.29)	—	(0.29)	8.89	25.44[4]	0.90	0.90	(0.16)	167	102
08-31-2010	6.74	(0.03)	0.60	0.57	—	—	—	—	7.31	8.46[4]	0.92	0.92	(0.37)	215	201
08-31-2009	12.55	(0.02)	(4.32)	(4.34)	(0.02)	(1.45)	—	(1.47)	6.74	(33.26)	0.98	0.98	(0.31)	223	189
08-31-2008	14.37	(0.07)	(0.64)	(0.71)	—	(1.11)	—	(1.11)	12.55	(6.15)	0.98	0.98	(0.52)	114	154
08-31-2007	10.70	(0.06)[6]	3.73	3.67	—	—	—	—	14.37	34.30	0.97	0.97	(0.48)[6]	170	152

1. Based on the average daily shares outstanding. 2. Six months ended 2-29-12. Unaudited. 3. Not annualized. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Annualized. 6. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the Fund, which amounted to $0.02 and 0.14%, respectively.

High Income Fund

CLASS NAV

02-29-2012[2]	7.32	0.24	0.24	0.48	(0.28)	—	—	(0.28)	7.52	6.93[3,4]	0.75[5]	0.75[5]	6.80[5]	370	34
08-31-2011	7.82	0.57	(0.52)	0.05	(0.55)	—	—	(0.55)	7.32	0.01[3]	0.73	0.73	6.71	346	54
08-31-2010	6.38	0.77	1.61	2.38	(0.94)	—	—	(0.94)	7.82	38.61[3]	0.71	0.71	10.11	509	44
08-31-2009	7.98	0.65	(1.34)	(0.69)	(0.91)	—	—	(0.91)	6.38	(5.78)	0.73	0.73	12.15	414	68
08-31-2008	10.61	0.79	(2.24)	(1.45)	(0.74)	(0.44)	—	(1.18)	7.98	(14.76)	0.72	0.72	8.80	447	53
08-31-2007	9.87	0.69	0.76	1.45	(0.69)	(0.02)	—	(0.71)	10.61	14.81	0.73	0.73	6.38	383	67

1. Based on the average daily shares outstanding. 2. Six months ended 2-29-12. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized.

The accompanying notes are an integral part of the financial statements.	330

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-
			ized and								Expenses	Expenses		Net
	Net asset	Net	unrealized	Total from					Net asset		before	including	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	reductions	reductions	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	and amounts	and amounts	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	recaptured (%)	recaptured (%)	(loss) (%)	(in millions)	(%)

High Yield Fund

CLASS 1

02-29-2012[2]	8.80	0.35	0.25	0.60	(0.38)	—	—	(0.38)	9.02	7.20[3,4]	0.77[5]	0.77[5]	8.27[5]	339	33
08-31-2011	8.80	0.70	0.03	0.73	(0.73)	—	—	(0.73)	8.80	8.30[3]	0.76	0.76	7.60	325	104
08-31-2010	8.00	0.78	0.90	1.68	(0.88)	—	—	(0.88)	8.80	21.92[3]	0.75	0.75	9.09	82	81
08-31-2009	8.81	0.81	(0.73)	0.08	(0.89)	—	—	(0.89)	8.00	3.66	0.76	0.76	11.73	60	73
08-31-2008	9.92	0.84	(1.04)	(0.20)	(0.83)	(0.08)	—	(0.91)	8.81	(2.33)	0.75	0.75	8.98	43	59
08-31-2007	10.12	0.77	(0.17)	0.60	(0.74)	(0.06)	—	(0.80)	9.92	6.02	0.75	0.75	7.48	48	77

CLASS NAV

02-29-2012[2]	8.74	0.35	0.24	0.59	(0.38)	—	—	(0.38)	8.95	7.16[3,4]	0.72[5]	0.72[5]	8.32[5]	655	33
08-31-2011	8.74	0.70	0.03	0.73	(0.73)	—	—	(0.73)	8.74	8.42[3]	0.71	0.71	7.67	565	104
08-31-2010	7.95	0.78	0.90	1.68	(0.89)	—	—	(0.89)	8.74	21.99[3]	0.70	0.70	9.15	910	81
08-31-2009	8.77	0.83	(0.75)	0.08	(0.90)	—	—	(0.90)	7.95	3.62	0.71	0.71	12.18	906	73
08-31-2008	9.87	0.84	(1.03)	(0.19)	(0.83)	(0.08)	—	(0.91)	8.77	(2.18)	0.70	0.70	9.04	1,511	59
08-31-2007	10.08	0.77	(0.17)	0.60	(0.75)	(0.06)	—	(0.81)	9.87	6.00	0.70	0.70	7.55	1,547	77

1. Based on the average daily shares outstanding. 2. Six months ended 2-29-12. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized.

Index 500 Fund

CLASS NAV

02-29-2012[2]	9.09	0.08	1.10	1.18	(0.14)	—	—	(0.14)	10.13	13.07[3,4]	0.48[5]	0.48[5]	1.77[5]	3,000	3
08-31-2011	7.82	0.14	1.27	1.41	(0.14)	—	—	(0.14)	9.09	17.99[3]	0.48	0.48	1.50	2,573	5
08-31-2010	7.63	0.13	0.22	0.35	(0.16)	—	—	(0.16)	7.82	4.46[3]	0.48	0.48	1.55	1,818	17
08-31-2009	9.47	0.15	(1.93)	(1.78)	(0.06)	—	—	(0.06)	7.63	(18.66)	0.49	0.49	2.26	1,857	33
08-31-2008	10.80	0.17	(1.42)	(1.25)	(0.05)	(0.03)	—	(0.08)	9.47	(11.69)	0.49	0.49	1.71	961	2
08-31-2007[6]	10.00	0.17	0.67	0.84	(0.04)	—	—	(0.04)	10.80	8.41[3,4]	0.58[5]	0.51[5]	1.93[5]	83	3

1. Based on the average daily shares outstanding. 2. Six months ended 2-29-12. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. The inception date for Class NAV shares is 10-27-06.

International Equity Index Fund

CLASS NAV

02-29-2012[2]	16.55	0.13	0.34	0.47	(0.43)	—	—	(0.43)	16.59	3.19[3,5]	0.56[4]	0.56[4]	1.73[4]	545	17
08-31-2011	15.34	0.43	1.18	1.61	(0.40)	—	—	(0.40)	16.55	10.36[3]	0.56	0.56	2.41	476	8
08-31-2010	15.51	0.33	0.06	0.39	(0.56)	—	—	(0.56)	15.34	2.31[3]	0.56	0.56	2.10	377	21
08-31-2009	18.53	0.37	(3.08)	(2.71)	(0.28)	(0.03)	—	(0.31)	15.51	(14.15)	0.58	0.58	2.91	322	27
08-31-2008	22.51	0.57	(3.39)	(2.82)	(0.58)	(0.58)	—	(1.16)	18.53	(13.58)	0.56	0.56	2.68	494	10
08-31-2007	18.97	0.47	3.64	4.11	(0.35)	(0.22)	—	(0.57)	22.51	21.97	0.56	0.56	2.23	421	15

1. Based on the average daily shares outstanding. 2. Six months ended 2-29-12. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Annualized. 5. Not annualized.

International Growth Stock Fund

CLASS NAV

02-29-2012[2]	10.61	0.03	0.45	0.48	(0.12)	—[4]	—	(0.12)	10.97	4.63[5,6]	0.97[7]	0.97[7]	0.51[7]	326	17
08-31-2011[3]	10.00	0.19	0.43	0.62	(0.01)	—[4]	—	(0.01)	10.61	6.21[5,6]	0.99[7]	0.99[7]	1.79[7]	278	27

1. Based on the average daily shares outstanding. 2. Six months ended 2-29-12. Unaudited. 3. The inception date for Class NAV shares is 9-16-10. 4. Less than ($0.005) per share. 5. Not annualized. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. Annualized.

International Opportunities Fund

CLASS 1

02-29-2012[2]	12.64	0.01	0.64	0.65	—	—	—	—	13.29	5.14[3,4]	0.98[5]	0.98[5]	0.08[5]	69	31
08-31-2011	11.93	0.06	0.97	1.03	(0.32)	—	—	(0.32)	12.64	8.41[3]	1.02	1.02	0.40	75	106
08-31-2010	11.95	0.11	(0.01)	0.10	(0.12)	—	—	(0.12)	11.93	0.76[3]	1.01	1.01	0.87	82	142
08-31-2009	15.16	0.12	(3.20)	(3.08)	(0.13)	—	—	(0.13)	11.95	(20.11)	1.03	1.03	1.20	29	121
08-31-2008	19.32	0.24	(1.67)	(1.43)	(0.25)	(2.48)	—	(2.73)	15.16	(10.51)	1.04	1.04	1.36	32	111
08-31-2007	16.13	0.25	3.19	3.44	(0.05)	(0.20)	—	(0.25)	19.32	21.48	1.04	1.04	1.40	23	127

CLASS NAV

02-29-2012[2]	12.67	0.01	0.65	0.66	—	—	—	—	13.33	5.21[3,4]	0.93[5]	0.93[5]	0.15[5]	184	31
08-31-2011	11.96	0.07	0.97	1.04	(0.33)	—	—	(0.33)	12.67	8.43[3]	0.97	0.97	0.48	529	106
08-31-2010	11.97	0.11	—[6]	0.11	(0.12)	—	—	(0.12)	11.96	0.89[3]	0.96	0.96	0.90	721	142
08-31-2009	15.19	0.13	(3.21)	(3.08)	(0.14)	—	—	(0.14)	11.97	(20.06)	0.98	0.98	1.26	708	121
08-31-2008	19.36	0.25	(1.68)	(1.43)	(0.26)	(2.48)	—	(2.74)	15.19	(10.50)	0.99	0.99	1.38	844	111
08-31-2007	16.16	0.24	3.21	3.45	(0.05)	(0.20)	—	(0.25)	19.36	21.51	0.99	0.99	1.34	764	127

1. Based on the average daily shares outstanding. 2. Six months ended 2-29-12. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.	331

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-
			ized and								Expenses	Expenses		Net
	Net asset	Net	unrealized	Total from					Net asset		before	including	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	reductions	reductions	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	and amounts	and amounts	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	recaptured (%)	recaptured (%)	(loss) (%)	(in millions)	(%)

International Small Cap Fund

CLASS 1

02-29-2012[2]	14.93	0.05	0.20	0.25	(0.24)	—	—	(0.24)	14.94	1.94[3,4]	1.22[5]	1.18[5]	0.77[5]	112	8
08-31-2011	13.72	0.20	1.15	1.35	(0.14)	—	—	(0.14)	14.93	9.74[3]	1.20	1.19	1.27	122	28
08-31-2010	12.15	0.13	1.65	1.78	(0.21)	—	—	(0.21)	13.72	14.73[3]	1.22	1.22	1.00	125	21
08-31-2009	15.71	0.20	(2.43)	(2.23)	(0.16)	(1.17)	—	(1.33)	12.15	(9.88)	1.23	1.23	2.16	116	49
08-31-2008	24.53	0.31	(5.42)	(5.11)	(0.63)	(3.08)	—	(3.71)	15.71	(23.67)	1.18	1.18	1.61	47	29
08-31-2007	20.95	0.28	6.44	6.72	(0.28)	(2.86)	—	(3.14)	24.53	34.99	1.16	1.16	1.24	81	26

CLASS NAV

02-29-2012[2]	14.93	0.06	0.19	0.25	(0.25)	—	—	(0.25)	14.93	1.93[3,4]	1.17[5]	1.13[5]	0.81[5]	201	8
08-31-2011	13.71	0.22	1.14	1.36	(0.14)	—	—	(0.14)	14.93	9.87[3]	1.15	1.14	1.37	185	28
08-31-2010	12.14	0.15	1.63	1.78	(0.21)	—	—	(0.21)	13.71	14.78[3]	1.17	1.17	1.11	154	21
08-31-2009	15.72	0.23	(2.48)	(2.25)	(0.16)	(1.17)	—	(1.33)	12.14	(9.94)	1.18	1.18	2.43	120	49
08-31-2008	24.53	0.34	(5.42)	(5.08)	(0.65)	(3.08)	—	(3.73)	15.72	(23.58)	1.13	1.13	1.79	295	29
08-31-2007	20.95	0.26	6.46	6.72	(0.28)	(2.86)	—	(3.14)	24.53	35.01	1.11	1.11	1.16	376	26

1. Based on the average daily shares outstanding. 2. Six months ended 2-29-12. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized.

International Small Company Fund

CLASS NAV

02-29-2012[2]	8.15	0.04	0.03	0.07	(0.15)	—	—	(0.15)	8.07	1.14[3,5]	1.09[4]	1.09[4]	0.94[4]	204	5
08-31-2011	7.08	0.14	1.08	1.22	(0.15)	—	—	(0.15)	8.15	17.11[5]	1.09	1.09	1.61	191	14
08-31-2010	7.11	0.08	0.20	0.28	(0.31)	—	—	(0.31)	7.08	3.87[5]	1.12	1.12	1.11	151	28
08-31-2009	8.49	0.11	(1.24)	(1.13)	(0.10)	(0.15)	—	(0.25)	7.11	(12.23)	1.09	1.09	2.03	125	21
08-31-2008	11.53	0.16	(2.19)	(2.03)	(0.15)	(0.86)	—	(1.01)	8.49	(19.32)	1.10	1.10	1.66	404	11
08-31-2007	9.33	0.12	2.14	2.26	(0.06)	—	—	(0.06)	11.53	24.30	1.11	1.11	1.06	250	32

1. Based on the average daily shares outstanding. 2. Six months ended 2-29-12. Unaudited. 3. Not annualized. 4. Annualized. 5. Total returns would have been lower had certain expenses not been reduced during the periods shown.

International Value Fund

CLASS 1

02-29-2012[2]	13.59	0.09	0.52	0.61	(0.44)	—	—	(0.44)	13.76	4.88[3,4]	0.97[5]	0.90[5]	1.41[5]	251	13
08-31-2011	12.62	0.35	0.86	1.21	(0.24)	—	—	(0.24)	13.59	9.49[3]	0.97	0.95	2.39	254	29
08-31-2010	12.99	0.27	(0.38)	(0.11)	(0.26)	—	—	(0.26)	12.62	(0.97)[3]	0.98	0.96	2.04	259	19
08-31-2009	15.68	0.29	(2.09)	(1.80)	(0.51)	(0.38)	—	(0.89)	12.99	(9.96)[3]	0.98	0.96	2.69	294	26
08-31-2008	19.73	0.55	(3.25)	(2.70)	(0.36)	(0.99)	—	(1.35)	15.68	(15.08)[3]	0.99	0.98	3.07	372	21
08-31-2007	17.91	0.45	2.93	3.38	(0.46)	(1.10)	—	(1.56)	19.73	19.45[3]	1.00	0.98	2.32	162	24

CLASS NAV

02-29-2012[2]	13.56	0.09	0.53	0.62	(0.45)	—	—	(0.45)	13.73	4.95[3,4]	0.92[5]	0.85[5]	1.43[5]	983	13
08-31-2011	12.59	0.36	0.86	1.22	(0.25)	—	—	(0.25)	13.56	9.55[3]	0.92	0.90	2.47	897	29
08-31-2010	12.96	0.29	(0.39)	(0.10)	(0.27)	—	—	(0.27)	12.59	(0.93)[3]	0.93	0.91	2.19	900	19
08-31-2009	15.64	0.30	(2.08)	(1.78)	(0.52)	(0.38)	—	(0.90)	12.96	(9.85)[3]	0.93	0.91	2.78	854	26
08-31-2008	19.70	0.53	(3.23)	(2.70)	(0.37)	(0.99)	—	(1.36)	15.64	(15.09)[3]	0.94	0.92	2.94	1,053	21
08-31-2007	17.88	0.47	2.91	3.38	(0.46)	(1.10)	—	(1.56)	19.70	19.50[3]	0.95	0.93	2.42	1,081	24

1. Based on the average daily shares outstanding. 2. Six months ended 2-29-12. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized.

Investment Quality Bond Fund

CLASS 1

02-29-2012[2]	12.59	0.14	0.30	0.44	(0.17)	—[3]	—	(0.17)	12.86	3.56[4,5]	0.68[6]	0.68[6]	2.27[6]	83	29
08-31-2011	12.59	0.39	0.06	0.45	(0.45)	—	—	(0.45)	12.59	3.71[4]	0.68	0.68	3.19	73	70
08-31-2010	11.87	0.48	0.83	1.31	(0.59)	—	—	(0.59)	12.59	11.38[4]	0.71	0.71	3.98	79	17
08-31-2009	11.62	0.49	0.40	0.89	(0.60)	(0.04)	—	(0.64)	11.87	8.16	0.75	0.75	4.45	64	35
08-31-2008	11.70	0.54	(0.02)	0.52	(0.60)	—	—	(0.60)	11.62	4.52	0.76	0.76	4.61	54	81
08-31-2007	11.76	0.56	(0.04)	0.52	(0.58)	—[3]	—	(0.58)	11.70	4.49	0.78	0.78	4.77	43	37

CLASS NAV

02-29-2012[2]	12.57	0.15	0.30	0.45	(0.17)	—[3]	—	(0.17)	12.85	3.68[4,5]	0.63[6]	0.63[6]	2.32[6]	412	29
08-31-2011	12.58	0.40	0.04	0.44	(0.45)	—	—	(0.45)	12.57	3.69[4]	0.63	0.63	3.25	383	70
08-31-2010	11.86	0.48	0.83	1.31	(0.59)	—	—	(0.59)	12.58	11.44[4]	0.66	0.66	4.00	261	17
08-31-2009	11.61	0.50	0.39	0.89	(0.60)	(0.04)	—	(0.64)	11.86	8.23	0.70	0.70	4.47	122	35
08-31-2008	11.69	0.55	(0.02)	0.53	(0.61)	—	—	(0.61)	11.61	4.57	0.71	0.71	4.66	149	81
08-31-2007	11.75	0.56	(0.04)	0.52	(0.58)	—[3]	—	(0.58)	11.69	4.56	0.73	0.73	4.83	123	37

1. Based on the average daily shares outstanding. 2. Six months ended 2-29-12. Unaudited. 3. Less than ($0.005) per share. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Annualized.

The accompanying notes are an integral part of the financial statements.	332

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-
			ized and								Expenses	Expenses		Net
	Net asset	Net	unrealized	Total from					Net asset		before	including	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	reductions	reductions	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	and amounts	and amounts	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	recaptured (%)	recaptured (%)	(loss) (%)	(in millions)	(%)

Large Cap Fund

CLASS 1

02-29-2012[2]	12.38	0.07	1.34	1.41	(0.15)	—	—	(0.15)	13.64	11.50[3,4]	0.87[5]	0.87[5]	1.08[5]	44	86
08-31-2011	10.84	0.12	1.52	1.64	(0.10)	—	—	(0.10)	12.38	15.13[3]	0.85	0.84	0.91	42	65
08-31-2010	10.44	0.11	0.38	0.49	(0.09)	—	—	(0.09)	10.84	4.63[3]	0.85	0.85	0.94	38	50
08-31-2009	13.69	0.12	(3.13)	(3.01)	(0.24)	—	—	(0.24)	10.44	(21.66)	0.86	0.86	1.33	21	99
08-31-2008	16.12	0.18	(2.06)	(1.88)	(0.14)	(0.41)	—	(0.55)	13.69	(12.04)	0.80	0.80	1.20	26	55
08-31-2007	14.67	0.19	1.78	1.97	(0.13)	(0.39)	—	(0.52)	16.12	13.59	0.81	0.81	1.15	31	29

CLASS NAV

02-29-2012[2]	12.39	0.06	1.34	1.40	(0.16)	—	—	(0.16)	13.63	11.39[3,4]	0.82[5]	0.82[5]	1.03[5]	69	86
08-31-2011	10.84	0.12	1.54	1.66	(0.11)	—	—	(0.11)	12.39	15.27[3]	0.80	0.79	0.96	234	65
08-31-2010	10.44	0.11	0.38	0.49	(0.09)	—	—	(0.09)	10.84	4.67[3]	0.80	0.80	0.96	227	50
08-31-2009	13.70	0.13	(3.14)	(3.01)	(0.25)	—	—	(0.25)	10.44	(21.65)	0.81	0.81	1.36	206	99
08-31-2008	16.13	0.18	(2.05)	(1.87)	(0.15)	(0.41)	—	(0.56)	13.70	(11.99)	0.75	0.75	1.26	363	55
08-31-2007	14.67	0.18	1.80	1.98	(0.13)	(0.39)	—	(0.52)	16.13	13.67	0.76	0.76	1.11	348	29

1. Based on the average daily shares outstanding. 2. Six months ended 2-29-12. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized.

Lifecycle 2050 Portfolio

CLASS 1

02-29-2012[2]	8.88	0.12[4]	0.68	0.80	(0.11)	(0.05)	—	(0.16)	9.52	9.14[5,6]	0.57[7]	0.16[7,8]	2.74[4,7]	28	7
08-31-2011[3]	10.00	—[4,9]	(1.12)	(1.12)	—	—	—	—	8.88	(11.20)[5,6]	4.97[7]	0.16[7,8]	(0.01)[4,7]	6	4

1. Based on the average daily shares outstanding. 2. Six months ended 2-29-12. Unaudited. 3. The inception date for Class 1 shares is 4-29-11. 4. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Not annualized. 7. Annualized. 8. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was 0.48% – 1.45% and 0.48% – 1.14% for the
periods ended 2-29-12 and 8-31-11, respectively. 9. Less than ($0.005) per share.

Mid Cap Growth Index Fund

CLASS 1

02-29-2012[2]	11.12	—[3]	1.23	1.23	(0.01)	(0.17)	—	(0.18)	12.17	11.24[4,5]	0.65[6]	0.64[6]	0.07[6]	38	17
08-31-2011	8.82	—[3]	2.32	2.32	(0.02)	—	—	(0.02)	11.12	26.30[4]	0.66	0.65	—[7]	36	56
08-31-2010[8]	10.00	—[3]	(1.18)	(1.18)	—	—	—	—	8.82	(11.80)[4,5]	0.84[6]	0.65[6]	0.04[6]	—[9]	42

CLASS NAV

02-29-2012[2]	11.12	0.01	1.21	1.22	(0.01)	(0.17)	—	(0.18)	12.16	11.21[4,5]	0.60[6]	0.59[6]	0.12[6]	60	17
08-31-2011	8.82	0.02	2.30	2.32	(0.02)	—	—	(0.02)	11.12	26.33[4]	0.60	0.59	0.17	54	56
08-31-2010[8]	10.00	—[3]	(1.18)	(1.18)	—	—	—	—	8.82	(11.80)[4,5]	0.79[6]	0.60[6]	0.06[6]	48	42

1. Based on the average daily shares outstanding. 2. Six months ended 2-29-12. Unaudited. 3. Less than $0.005 per share. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Annualized. 7. Less than 0.005%. 8. The inception date for Class 1 and Class NAV shares is 4-30-10. 9. Less than
$500,000.

Mid Cap Index Fund

CLASS NAV

02-29-2012[2]	19.00	0.10	2.15	2.25	(0.14)	(0.68)	—	(0.82)	20.43	12.35[3,4]	0.50[5]	0.50[5]	1.04[5]	533	7
08-31-2011	16.01	0.18	3.42	3.60	(0.22)	(0.39)	—	(0.61)	19.00	22.37[3]	0.50	0.50	0.89	471	23
08-31-2010	14.53	0.16	1.48	1.64	(0.16)	—	—	(0.16)	16.01	11.33[3]	0.49	0.49	0.99	288	17
08-31-2009	18.37	0.17	(3.69)	(3.52)	(0.13)	(0.19)	—	(0.32)	14.53	(18.69)	0.50	0.50	1.36	506	28
08-31-2008	21.18	0.18	(1.05)	(0.87)	(0.26)	(1.68)	—	(1.94)	18.37	(4.61)	0.49	0.49	0.93	332	48
08-31-2007	18.37	0.27[6]	2.65	2.92	(0.08)	(0.03)	—	(0.11)	21.18	15.93	0.51	0.51	1.32[6]	428	64

1. Based on the average daily shares outstanding. 2. Six months ended 2-29-12. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect special dividends received by the Fund, which amounted to $0.06 and 0.28%, respectively.

The accompanying notes are an integral part of the financial statements.	333

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-
			ized and								Expenses	Expenses		Net
	Net asset	Net	unrealized	Total from					Net asset		before	including	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	reductions	reductions	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	and amounts	and amounts	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	recaptured (%)	recaptured (%)	(loss) (%)	(in millions)	(%)

Mid Cap Stock Fund

CLASS 1

02-29-2012[2]	16.79	(0.03)	1.66	1.63	—	(0.76)	—	(0.76)	17.66	10.49[3,4]	0.93[5]	0.93[5]	(0.38)[5]	344	56
08-31-2011	13.61	(0.06)	3.24	3.18	—	—	—	—	16.79	23.37[3]	0.93	0.93	(0.33)	338	120
08-31-2010	12.45	(0.03)	1.19	1.16	—	—	—	—	13.61	9.32[3]	0.93	0.93	(0.23)	279	123
08-31-2009	16.90	—[6]	(4.45)	(4.45)	—	—	—	—	12.45	(26.33)	0.94	0.94	0.01	266	159
08-31-2008	19.00	(0.03)	(0.74)	(0.77)	—	(1.33)	—	(1.33)	16.90	(4.91)	0.93	0.93	(0.16)	379	125
08-31-2007	15.81	0.03[7]	3.96	3.99	(0.06)	(0.74)	—	(0.80)	19.00	25.91	0.93	0.93	0.18[7]	136	114

CLASS NAV

02-29-2012[2]	16.84	(0.03)	1.67	1.64	—	(0.76)	—	(0.76)	17.72	10.52[3,4]	0.88[5]	0.88[5]	(0.33)[5]	564	56
08-31-2011	13.64	(0.05)	3.25	3.20	—	—	—	—	16.84	23.46[3]	0.88	0.88	(0.28)	518	120
08-31-2010	12.47	(0.03)	1.20	1.17	—[6]	—	—	—[6]	13.64	9.40[3]	0.88	0.88	(0.18)	508	123
08-31-2009	16.93	—[6]	(4.46)	(4.46)	—[6]	—	—	—[6]	12.47	(26.30)	0.89	0.89	0.04	447	159
08-31-2008	19.03	(0.01)	(0.76)	(0.77)	—[6]	(1.33)	—	(1.33)	16.93	(4.90)	0.88	0.88	(0.08)	348	125
08-31-2007	15.83	0.03[7]	3.97	4.00	(0.06)	(0.74)	—	(0.80)	19.03	25.95	0.88	0.88	0.19[7]	366	114

1. Based on the average daily shares outstanding. 2. Six months ended 2-29-12. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share. 7. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the Fund, which amounted to the following: $0.07 and $0.06 per share and 0.42% and 0.35% for Class 1 and Class NAV, respectively.

Mid Cap Value Equity Fund

CLASS NAV

02-29-2012[2]	9.15	0.04	0.97	1.01	(0.08)	(0.60)	—	(0.68)	9.48	11.92[3,4]	0.94[5]	0.94[5]	0.93[5]	143	31
08-31-2011	7.88	0.06	1.27	1.33	(0.06)	—	—	(0.06)	9.15	16.79[3]	0.93	0.93	0.61	132	61
08-31-2010	7.38	0.07	0.51	0.58	(0.08)	—	—	(0.08)	7.88	7.85[3]	0.92	0.92	0.87	149	60
08-31-2009	9.86	0.10	(2.30)	(2.20)	(0.08)	(0.20)	—	(0.28)	7.38	(21.56)	0.95	0.95	1.61	162	37
08-31-2008	11.42	0.07	(1.31)	(1.24)	(0.11)	(0.21)	—	(0.32)	9.86	(11.17)	0.97	0.97	0.69	91	53
08-31-2007	9.65	0.13	1.70	1.83	(0.06)	—	—	(0.06)	11.42	18.99	0.94	0.94	1.22	129	26

1. Based on the average daily shares outstanding. 2. Six months ended 2-29-12. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized.

Mid Cap Value Index Fund

CLASS 1

02-29-2012[2]	9.93	0.09	1.18	1.27	(0.17)	—	—	(0.17)	11.03	12.91[4,5]	0.66[6]	0.64[6]	1.86[6]	32	17
08-31-2011	8.63	0.16	1.25	1.41	(0.11)	—	—	(0.11)	9.93	16.28[4]	0.66	0.65	1.51	29	41
08-31-2010[3]	10.00	0.05	(1.42)	(1.37)	—	—	—	—	8.63	(13.70)[4,5]	0.83[6]	0.65[6]	1.51[6]	—[7]	39

CLASS NAV

02-29-2012[2]	9.93	0.10	1.17	1.27	(0.17)	—	—	(0.17)	11.03	12.97[4,5]	0.61[6]	0.59[6]	1.91[6]	59	17
08-31-2011	8.63	0.16	1.25	1.41	(0.11)	—	—	(0.11)	9.93	16.32[4]	0.61	0.60	1.57	54	41
08-31-2010[3]	10.00	0.04	(1.41)	(1.37)	—	—	—	—	8.63	(13.70)[4,5]	0.78[6]	0.60[6]	1.44[6]	48	39

1. Based on the average daily shares outstanding. 2. Six months ended 2-29-12. Unaudited. 3. The inception date for Class 1 and Class NAV shares is 4-30-10. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Annualized. 7. Less than $500,000.

Mid Value Fund

CLASS NAV

02-29-2012[2]	13.87	0.07	0.98	1.05	(0.15)	(2.22)	—	(2.37)	12.55	9.25[3,4]	1.05[5]	1.00[5]	1.07[5]	424	28
08-31-2011	13.11	0.11	1.87	1.98	(0.25)	(0.97)	—	(1.22)	13.87	14.64[3]	1.04	0.99	0.73	389	50
08-31-2010	12.61	0.26[6]	0.68	0.94	(0.08)	(0.36)	—	(0.44)	13.11	7.28[3]	1.05	1.00	1.93[6]	391	50
08-31-2009[7]	10.00	0.05	2.56	2.61	—	—	—	—	12.61	26.10[3,4]	1.10[5]	1.05[5]	0.64[5]	301	30

1. Based on the average daily shares outstanding. 2. Six months ended 2-29-12. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the Fund which amounted to $0.18 and 1.35%, respectively. 7. The inception date for Class NAV shares is 1-2-09.

Mutual Shares Fund

CLASS NAV

02-29-2012[2]	10.35	0.08	1.05	1.13	(0.14)	(0.15)	—	(0.29)	11.19	11.14[4,5]	1.03[6]	1.03[6]	1.52[6]	390	12
08-31-2011[3]	10.00	0.16	0.20	0.36	—	(0.01)	—	(0.01)	10.35	3.59[4,5]	1.05[6]	1.05[6]	1.51[6]	449	33

1. Based on the average daily shares outstanding. 2. Six months ended 2-29-12. Unaudited. 3. The inception date for Class NAV shares is 9-16-10. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Annualized.

The accompanying notes are an integral part of the financial statements.	334

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-
			ized and								Expenses	Expenses		Net
	Net asset	Net	unrealized	Total from					Net asset		before	including	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	reductions	reductions	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	and amounts	and amounts	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	recaptured (%)	recaptured (%)	(loss) (%)	(in millions)	(%)

Real Estate Equity Fund

CLASS NAV

02-29-2012[2]	8.17	0.10	0.60	0.70	(0.13)	—	—	(0.13)	8.74	8.62[3,4]	0.92[5]	0.88[5]	2.50[5]	190	7
08-31-2011	6.96	0.07	1.23	1.30	(0.09)	—	—	(0.09)	8.17	18.76[3]	0.91	0.87	0.89	181	19
08-31-2010	5.35	0.10	1.67	1.77	(0.16)	—	—	(0.16)	6.96	33.54[3]	0.92	0.88	1.55	305	40
08-31-2009	8.52	0.18	(3.15)	(2.97)	(0.19)	(0.01)	—	(0.20)	5.35	(34.63)[3]	0.93	0.90	3.81	209	75
08-31-2008	10.82	0.20	(1.24)	(1.04)	(0.12)	(1.14)	—	(1.26)	8.52	(9.91)[3]	0.91	0.87	2.20	264	27
08-31-2007	10.99	0.28	(0.12)[6]	0.16	(0.17)	(0.16)	—	(0.33)	10.82	1.28[3]	0.90	0.87	2.41	254	55

1. Based on the average daily shares outstanding. 2. Six months ended 2-29-12. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

Real Estate Securities Fund

CLASS 1

02-29-2012[2]	13.54	0.18	0.87	1.05	(0.18)	(0.71)	—	(0.89)	13.70	8.06[3,4]	0.79[5]	0.79[5]	2.75[5]	479	54
08-31-2011	11.53	0.16	2.07	2.23	(0.22)	—	—	(0.22)	13.54	19.49[3]	0.79	0.79	1.22	441	93
08-31-2010	8.72	0.22	2.72	2.94	(0.13)	—	—	(0.13)	11.53	33.94[3]	0.80	0.80	2.13	352	87
08-31-2009	13.60	0.26	(4.79)	(4.53)	(0.26)	(0.09)	—	(0.35)	8.72	(33.01)	0.84	0.84	3.30	75	119
08-31-2008	17.80	0.32	(1.57)	(1.25)	(0.30)	(2.65)	—	(2.95)	13.60	(7.58)	0.82	0.82	2.18	113	74
08-31-2007	29.94	0.50	1.52	2.02	(0.93)	(13.23)	—	(14.16)	17.80	4.30	0.80	0.80	2.25	145	87

1. Based on the average daily shares outstanding. 2. Six months ended 2-29-12. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized.

Real Return Bond Fund

CLASS 1

02-29-2012[2]	13.12	0.07	0.55	0.62	(0.25)	(0.73)	—	(0.98)	12.76	4.91[3,4]	0.81[5]	0.81[5]	1.12[5]	149	196
08-31-2011	13.08	0.41	0.69	1.10	(0.56)	(0.50)	—	(1.06)	13.12	9.03[3]	0.80	0.80	3.24	121	400
08-31-2010	12.10	0.26	1.15	1.41	(0.43)	—	—	(0.43)	13.08	11.90[3]	0.77	0.77	2.09	94	354
08-31-2009	14.15	0.42	(0.55)	(0.13)	(0.42)	(1.50)	—	(1.92)	12.10	0.99	0.79	0.79	3.59	60	628
08-31-2008	13.17	0.60	1.03	1.63	(0.65)	—	—	(0.65)	14.15	12.64	0.80	0.80	4.26	46	992
08-31-2007	13.41	0.55	(0.29)	0.26	(0.46)	(0.04)	—	(0.50)	13.17	1.97[3]	0.79	0.79	4.16	19	197

CLASS NAV

02-29-2012[2]	12.98	0.08	0.54	0.62	(0.25)	(0.73)	—	(0.98)	12.62	4.99[3,4]	0.76[5]	0.76[5]	1.24[5]	545	196
08-31-2011	12.96	0.42	0.67	1.09	(0.57)	(0.50)	—	(1.07)	12.98	9.01[3]	0.75	0.75	3.30	521	400
08-31-2010	11.99	0.27	1.14	1.41	(0.44)	—	—	(0.44)	12.96	11.99[3]	0.72	0.72	2.15	991	354
08-31-2009	14.03	0.43	(0.55)	(0.12)	(0.42)	(1.50)	—	(1.92)	11.99	1.11	0.74	0.74	3.72	1,058	628
08-31-2008	13.07	0.60	1.02	1.62	(0.66)	—	—	(0.66)	14.03	12.63	0.75	0.75	4.30	819	992
08-31-2007	13.32	0.59	(0.34)	0.25	(0.46)	(0.04)	—	(0.50)	13.07	1.95[3]	0.74	0.74	4.53	951	197

1. Based on the average daily shares outstanding. 2. Six months ended 2-29-12. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized.

Redwood Fund

CLASS NAV

02-29-2012[2,3]	10.00	0.04	0.79	0.83	(0.01)	(0.02)	—	(0.03)	10.80	8.30[4,5]	1.16[6]	1.16[6]	0.97[6]	399	65

1. Based on the average daily shares outstanding. 2. Semiannual period from 9-29-11 to 2-29-12. Unaudited. 3. The inception date for Class NAV shares is 9-29-11. 4. Total returns would have been lower had certain expenses not been reduced during the period shown. 5. Not annualized. 6. Annualized.

Retirement 2010 Portfolio

CLASS 1

02-29-2012[2]	10.75	0.12[3]	0.19	0.31	(0.16)	(0.01)	—	(0.17)	10.89	2.93[4,8]	0.20[5]	0.16[5,6]	2.20[3,5]	118	12
08-31-2011	10.37	0.29[3]	0.24	0.53	(0.10)	(0.05)	—	(0.15)	10.75	5.19[4]	0.44	0.16[6]	2.82[3]	52	109
08-31-2010[7]	10.00	0.09[3]	0.28	0.37	—	—	—	—	10.37	3.70[4,8]	308.90[5]	0.16[5,6]	2.55[3,5]	—[9]	—

1. Based on the average daily shares outstanding. 2. Six months ended 2-29-12. Unaudited. 3. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown.
5. Annualized. 6. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.48% – 0.57%, 0.48% – 0.56% and 0.48% – 0.56% for the periods ended 2-29-12, 8-31-11 and
8-31-10, respectively. 7. The inception date for Class 1 shares is 4-30-10. 8. Not annualized. 9. Less than $500,000.

The accompanying notes are an integral part of the financial statements.	335

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-
			ized and								Expenses	Expenses		Net
	Net asset	Net	unrealized	Total from					Net asset		before	including	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	reductions	reductions	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	and amounts	and amounts	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	recaptured (%)	recaptured (%)	(loss) (%)	(in millions)	(%)

Retirement 2015 Portfolio

CLASS 1

02-29-2012[2]	10.68	0.12[3]	0.29	0.41	(0.15)	—[4]	—	(0.15)	10.94	3.88[5,6]	0.18[7]	0.16[7,8]	2.30[3,7]	173	13
08-31-2011	10.03	0.23[3]	0.55	0.78	(0.09)	(0.04)	—	(0.13)	10.68	7.85[5]	0.41	0.16[8]	2.21[3]	70	26
08-31-2010[9]	10.00	0.07[3]	(0.04)	0.03	—	—	—	—	10.03	0.30[5,6]	315.94[7]	0.16[7,8]	1.96[3,7]	—[10]	—

1. Based on the average daily shares outstanding. 2. Six months ended 2-29-12. Unaudited. 3. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Less than ($0.005) per share. 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Not annualized. 7. Annualized. 8. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.48% – 0.57%, 0.48% – 0.56% and
0.48% – 0.56% for the periods ended 2-29-12, 8-31-11 and 8-31-10, respectively. 9. The inception date for Class 1 shares is 4-30-10. 10. Less than $500,000.

Retirement 2020 Portfolio

CLASS 1

02-29-2012[2]	10.54	0.14[3]	0.48	0.62	(0.15)	—[4]	—	(0.15)	11.01	5.96[5,6]	0.17[9]	0.16[7,9]	2.58[3,9]	257	7
08-31-2011	9.70	0.17[3]	0.81	0.98	(0.11)	(0.03)	—	(0.14)	10.54	10.13[5]	0.32	0.16[7]	1.60[3]	105	12
08-31-2010[8]	10.00	0.05[3]	(0.35)	(0.30)	—	—	—	—	9.70	(3.00)[5,6]	323.16[9]	0.16[7,9]	1.41[3,9]	—[10]	—

1. Based on the average daily shares outstanding. 2. Six months ended 2-29-12. Unaudited. 3. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Less than ($0.005). 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Not annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.48% – 0.57%, 0.48% – 0.56% and 0.48% – 0.56% for the periods ended
2-29-12, 8-31-11 and 8-31-10, respectively. 8. The inception date for Class 1 shares is 4-30-10. 9. Annualized. 10. Less than $500,000.

Retirement 2025 Portfolio

CLASS 1

02-29-2012[2]	10.42	0.15[3]	0.63	0.78	(0.16)	—[4]	—	(0.16)	11.04	7.53[5,6]	0.16[7]	0.16[7,8]	2.82[3,7]	303	6
08-31-2011	9.40	0.12[3]	1.06	1.18	(0.14)	(0.02)	—	(0.16)	10.42	12.57[5]	0.30	0.16[8]	1.20[3]	123	14
08-31-2010[9]	10.00	0.03[3]	(0.63)	(0.60)	—	—	—	—	9.40	(6.00)[5,6]	329.87[7]	0.16[7,8]	0.89[3,7]	—[10]	—

1. Based on the average daily shares outstanding. 2. Six months ended 2-29-12. Unaudited. 3. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Less than ($0.005) per share. 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Not annualized. 7. Annualized. 8. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.48% – 0.57%, 0.48% – 0.56% and
0.48% – 0.56% for the periods ended 2-29-12, 8-31-11 and 8-31-10, respectively. 9. The inception date for Class 1 shares is 4-30-10. 10. Less than $500,000.

Retirement 2030 Portfolio

CLASS 1

02-29-2012[2]	10.34	0.15[3]	0.72	0.87	(0.16)	—[10]	—	(0.16)	11.05	8.48[4,5]	0.17[6]	0.16[6,7]	2.98[3,6]	247	2
08-31-2011	9.25	0.09[3]	1.17	1.26	(0.15)	(0.02)	—	(0.17)	10.34	13.56[4]	0.35	0.16[7]	0.88[3]	91	10
08-31-2010[8]	10.00	0.02[3]	(0.77)	(0.75)	—	—	—	—	9.25	(7.50)[4,5]	333.40[6]	0.16[6,7]	0.63[3,6]	—[9]	—

1. Based on the average daily shares outstanding. 2. Six months ended 2-29-12. Unaudited. 3. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown.
5. Not annualized. 6. Annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.48% – 0.57%, 0.48% – 0.56% and 0.48% – 0.56% for the periods ended
2-29-12, 8-31-11 and 8-31-10, respectively. 8. The inception date for Class 1 shares is 4-30-10. 9. Less than $500,000. 10. Less than ($0.005) per share.

Retirement 2035 Portfolio

CLASS 1

02-29-2012[2]	10.30	0.16[3]	0.77	0.93	(0.16)	—[4]	—	(0.16)	11.07	9.11[5,6]	0.18[7]	0.16[7,8]	3.00[3,7]	189	2
08-31-2011	9.15	0.07[3]	1.24	1.31	(0.14)	(0.02)	—	(0.16)	10.30	14.25[5]	0.40	0.16[8]	0.72[3]	75	13
08-31-2010[9]	10.00	0.01[3]	(0.86)	(0.85)	—	—	—	—	9.15	(8.50)[5,6]	335.74[7]	0.16[7,8]	0.46[3,7]	—[10]	—

1. Based on the average daily shares outstanding. 2. Six months ended 2-29-12. Unaudited. 3. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Less than ($0.005). 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Not annualized. 7. Annualized. 8. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.48% – 0.57%, 0.48% – 0.56% and 0.48% – 0.56% for the periods ended 2-29-12, 8-31-11 and 8-31-10, respectively. 9. The inception date for Class 1 shares is 4-30-10. 10. Less than $500,000.

Retirement 2040 Portfolio

CLASS 1

02-29-2012[2]	10.28	0.16[3]	0.78	0.94	(0.15)	—[4]	—	(0.15)	11.07	9.31[5,6]	0.20[7]	0.16[7,8]	3.12[3,7]	129	1
08-31-2011	9.12	0.06[3]	1.26	1.32	(0.15)	(0.01)	—	(0.16)	10.28	14.49[5]	0.54	0.16[8]	0.55[3]	50	12
08-31-2010[9]	10.00	0.01[3]	(0.89)	(0.88)	—	—	—	—	9.12	(8.80)[5,6]	336.54[7]	0.16[7,8]	0.39[3,7]	—[10]	—

1. Based on the average daily shares outstanding. 2. Six months ended 2-29-12. Unaudited. 3. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Less than ($0.005) per share. 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Not annualized. 7. Annualized. 8. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.48% – 0.57%, 0.48% – 0.56% and
0.48% – 0.56% for the periods ended 2-29-12, 8-31-11 and 8-31-10, respectively. 9. The inception date for Class 1 shares is 4-30-10. 10. Less than $500,000.

The accompanying notes are an integral part of the financial statements.	336

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-
			ized and								Expenses	Expenses		Net
	Net asset	Net	unrealized	Total from					Net asset		before	including	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	reductions	reductions	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	and amounts	and amounts	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	recaptured (%)	recaptured (%)	(loss) (%)	(in millions)	(%)

Retirement 2045 Portfolio

CLASS 1

02-29-2012[2]	10.28	0.16[3]	0.79	0.95	(0.16)	—[4]	—	(0.16)	11.07	9.38[5,6]	0.22[7]	0.16[7,8]	3.11[3,7]	98	—[11]
08-31-2011	9.12	0.06[3]	1.26	1.32	(0.15)	(0.01)	—	(0.16)	10.28	14.45[5]	0.55	0.16[8]	0.54[3]	44	5
08-31-2010[9]	10.00	0.01[3]	(0.89)	(0.88)	—	—	—	—	9.12	(8.80)[5,6]	336.54[7]	0.16[7,8]	0.39[3,7]	—[10]	—

1. Based on the average daily shares outstanding. 2. Six months ended 2-29-12. Unaudited. 3. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 4. Less than ($0.005) per share. 5. Total returns would have been lower had certain expenses not been reduced during the periods shown. 6. Not annualized. 7. Annualized. 8. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.48% – 0.57%, 0.48% – 0.56% and
0.48% – 0.56% for the periods ended 2-29-12, 8-31-11 and 8-31-10, respectively. 9. The inception date for Class 1 shares is 4-30-10. 10. Less than $500,000. 11. Less than 0.5%.

Retirement 2050 Portfolio

CLASS 1

02-29-2012[2]	9.14	0.14[4]	0.71	0.85	(0.13)	—	—	(0.13)	9.86	9.41[5,6]	0.42[7]	0.16[7,9]	3.11[4,7]	42	1
08-31-2011[3]	10.00	—[4,8]	(0.86)	(0.86)	—	—	—	—	9.14	(8.60)[5,6]	4.34[7]	0.16[7,9]	(0.08)[4,7]	11	—[10]

1. Based on the average daily shares outstanding. 2. Six months ended 2-29-12. Unaudited. 3. The inception date for Class 1 shares is 4-29-11. 4. Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests. 5. Not annualized. 6. Total returns would have been lower had certain expenses not been reduced during the periods shown. 7. Annualized. 8. Less than ($0.005) per share. 9. Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows:
0.48% – 0.57% and 0.48% – 0.56% for the periods ended 2-29-12 and 8-31-11, respectively. 10. Less than 0.5%.

Short Term Government Income Fund

CLASS NAV

02-29-2012[2]	10.14	0.06	(0.03)	0.03	(0.10)	—	—	(0.10)	10.07	0.32[3,4]	0.64[5]	0.63[5,6]	1.10[5]	155	42
08-31-2011	10.25	0.11	0.10	0.21	(0.25)	(0.07)	—	(0.32)	10.14	2.16[3]	0.64	0.63[6]	1.13	140	106
08-31-2010	10.14	0.12	0.26	0.38	(0.25)	(0.02)	—	(0.27)	10.25	3.78[3]	0.68	0.64	1.22	136	137
08-31-2009[7]	10.00	0.13	0.01	0.14	—	—	—	—	10.14	1.40[3,4]	1.21[5]	0.65[5]	2.02[5]	25	177

1. Based on the average daily shares outstanding. 2. Six months ended 2-29-12. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Includes the impact of expense recapture, which amounted to less than 0.01% of average net assets. See Note 5. 7. The inception date for Class NAV shares is 1-2-09.

Small Cap Growth Fund

CLASS NAV

02-29-2012[2]	10.07	(0.04)	0.91	0.87	—	(2.23)	—	(2.23)	8.71	12.09[3,4]	1.13[5]	1.13[5]	(0.81)[5]	165	76
08-31-2011	8.91	(0.07)	2.30	2.23	—	(1.07)	—	(1.07)	10.07	24.62[3]	1.12	1.12	(0.64)	150	144
08-31-2010	8.38	(0.07)	0.60	0.53	—	—	—	—	8.91	6.32[3]	1.13	1.13	(0.75)	149	143
08-31-2009[6]	10.00	(0.04)	(1.58)	(1.62)	—	—	—	—	8.38	(16.20)[4]	1.18[5]	1.18[5]	(0.59)[5]	122	214

1. Based on the average daily shares outstanding. 2. Six months ended 2-29-12. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. The inception date for Class NAV shares is 9-10-08.

Small Cap Index Fund

CLASS NAV

02-29-2012[2]	12.48	0.07	1.45	1.52	(0.10)	—	—	(0.10)	13.90	12.23[3,4]	0.55[5]	0.55[5]	1.08[5]	121	10
08-31-2011	10.37	0.10	2.14	2.24	(0.13)	—	—	(0.13)	12.48	21.53[3]	0.55	0.55	0.77	89	24
08-31-2010	9.88	0.09	0.53	0.62	(0.13)	—	—	(0.13)	10.37	6.24[3]	0.53	0.53	0.82	70	34
08-31-2009	12.96	0.11	(2.95)	(2.84)	(0.09)	(0.15)	—	(0.24)	9.88	(21.60)	0.55	0.55	1.33	100	96
08-31-2008	17.03	0.19	(1.04)	(0.85)	(0.30)	(2.92)	—	(3.22)	12.96	(5.60)[3]	0.56	0.56	1.39	125	86
08-31-2007	15.95	0.20	1.50	1.70	(0.13)	(0.49)	—	(0.62)	17.03	10.70[3]	0.54	0.54	1.19	89	40

1. Based on the average daily shares outstanding. 2. Six months ended 2-29-12. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized.

The accompanying notes are an integral part of the financial statements.	337

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-
			ized and								Expenses	Expenses		Net
	Net asset	Net	unrealized	Total from					Net asset		before	including	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	reductions	reductions	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	and amounts	and amounts	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	recaptured (%)	recaptured (%)	(loss) (%)	(in millions)	(%)

Small Cap Opportunities Fund

CLASS 1

02-29-2012[2]	20.02	—[3]	2.83	2.83	(0.05)	—	—	(0.05)	22.80	14.16[4,5]	1.12[6]	1.03[6]	(0.01)[6]	61	17
08-31-2011	16.16	0.02	3.84	3.86	—	—	—	—	20.02	23.89[4]	1.11	1.02	0.10	58	34
08-31-2010	15.14	(0.01)	1.06	1.05	(0.03)	—	—	(0.03)	16.16	6.90[4]	1.12	1.04	(0.06)	48	33
08-31-2009	18.87	0.06	(3.57)	(3.51)	(0.22)	—	—	(0.22)	15.14	(18.28)[4]	1.21	1.16	0.49	45	98
08-31-2008	23.45	0.35	(4.53)	(4.18)	(0.33)	(0.07)	—	(0.40)	18.87	(18.09)[4]	1.11	1.11	1.62	25	81
08-31-2007	23.24	0.32	0.83	1.15	(0.31)	(0.63)	—	(0.94)	23.45	4.85[4]	1.09	1.09	1.32	35	48

CLASS NAV

02-29-2012[2]	19.94	—[7]	2.82	2.82	(0.06)	—	—	(0.06)	22.70	14.17[4,5]	1.07[6]	0.98[6]	0.04[6]	101	17
08-31-2011	16.09	0.03	3.82	3.85	—	—	—	—	19.94	23.93[4]	1.06	0.97	0.16	94	34
08-31-2010	15.07	—[3]	1.05	1.05	(0.03)	—	—	(0.03)	16.09	6.98[4]	1.07	0.99	(0.01)	105	33
08-31-2009	18.79	0.09	(3.58)	(3.49)	(0.23)	—	—	(0.23)	15.07	(18.24)[4]	1.16	1.11	0.68	54	98
08-31-2008	23.35	0.47	(4.62)	(4.15)	(0.34)	(0.07)	—	(0.41)	18.79	(18.04)[4]	1.06	1.06	1.68	97	81
08-31-2007	23.14	0.34	0.81	1.15	(0.31)	(0.63)	—	(0.94)	23.35	4.88[4]	1.04	1.04	1.37	194	48

1. Based on the average daily shares outstanding. 2. Six months ended 2-29-12. Unaudited. 3. Less than ($0.005) per share. 4. Total returns would have been lower had certain expenses not been reduced during the periods shown. 5. Not annualized. 6. Annualized. 7. Less than $0.005 per share.

Small Cap Value Fund

CLASS NAV

02-29-2012[2]	15.81	0.04	1.81	1.85	(0.06)	(1.13)	—	(1.19)	16.47	12.16[3,4]	1.11[5]	1.11[5]	0.52[5]	160	9
08-31-2011	13.72	0.10	2.75	2.85	(0.10)	(0.66)	—	(0.76)	15.81	20.54[3]	1.11	1.11	0.61	149	16
08-31-2010	12.50	0.07	1.39	1.46	(0.06)	(0.18)	—	(0.24)	13.72	11.72[3]	1.14	1.14	0.51	131	22
08-31-2009[6]	10.00	0.03	2.47	2.50	—	—	—	—	12.50	25.00[3,4]	1.32[5]	1.32[5]	0.33[5]	79	9

1. Based on the average daily shares outstanding. 2. Six months ended 2-29-12. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. The inception date for Class NAV shares is 12-16-08.

Small Company Growth Fund

CLASS NAV

02-29-2012[2]	13.04	(0.02)	1.87	1.85	—	—	—	—	14.89	14.19[3,4]	1.07[5]	1.07[5]	(0.32)[5]	120	19
08-31-2011	10.46	(0.06)	2.64	2.58	—	—	—	—	13.04	24.67[3]	1.07	1.07	(0.44)	109	46
08-31-2010	9.51	(0.03)[6]	0.99	0.96	—	—	(0.01)	(0.01)	10.46	10.09[3]	1.11	1.11	(0.31)[6]	116	35
08-31-2009	11.95	(0.02)	(2.42)	(2.44)	—	—	—	—	9.51	(20.42)	1.13	1.13	(0.24)	122	58
08-31-2008	13.09	(0.07)	(0.77)	(0.84)	—	(0.30)	—	(0.30)	11.95	(6.57)	1.10	1.10	(0.54)	169	38
08-31-2007	11.09	(0.09)	2.29	2.20	—	(0.20)	—	(0.20)	13.09	20.04	1.11	1.11	(0.68)	208	39

1. Based on the average daily shares outstanding. 2. Six months ended 2-29-12. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the Fund, which amounted to $0.02 and 0.22%, respectively.

Small Company Value Fund

CLASS 1

02-29-2012[2]	24.29	0.07	3.18	3.25	(0.21)	—	—	(0.21)	27.33	13.45[3,4]	1.13[5]	1.08[5]	0.59[5]	121	3
08-31-2011	20.19	0.11	4.12	4.23	(0.13)	—	—	(0.13)	24.29	20.91[3]	1.12	1.07	0.42	112	13
08-31-2010	19.71	0.09	0.58	0.67	(0.19)	—	—	(0.19)	20.19	3.34[3]	1.12	1.07	0.42	98	26
08-31-2009	24.91	0.13	(4.83)	(4.70)	(0.13)	(0.37)	—	(0.50)	19.71	(18.47)[3]	1.13	1.08	0.77	101	23
08-31-2008	25.81	0.13	0.12	0.25	(0.04)	(1.11)	—	(1.15)	24.91	1.15[3]	1.12	1.07	0.52	134	22
08-31-2007	23.66	0.05	2.54	2.59	(0.07)	(0.37)	—	(0.44)	25.81	10.98[3]	1.11	1.06	0.20	144	18

CLASS NAV

02-29-2012[2]	24.27	0.08	3.17	3.25	(0.22)	—	—	(0.22)	27.30	13.46[3,4]	1.08[5]	1.03[5]	0.64[5]	233	3
08-31-2011	20.17	0.12	4.12	4.24	(0.14)	—	—	(0.14)	24.27	20.97[3]	1.07	1.02	0.48	218	13
08-31-2010	19.69	0.10	0.57	0.67	(0.19)	—	—	(0.19)	20.17	3.39[3]	1.07	1.02	0.47	251	26
08-31-2009	24.89	0.14	(4.83)	(4.69)	(0.14)	(0.37)	—	(0.51)	19.69	(18.43)[3]	1.08	1.03	0.84	262	23
08-31-2008	25.79	0.14	0.12	0.26	(0.05)	(1.11)	—	(1.16)	24.89	1.20[3]	1.07	1.02	0.58	418	22
08-31-2007	23.63	0.06	2.54	2.60	(0.07)	(0.37)	—	(0.44)	25.79	11.04[3]	1.06	1.01	0.25	319	18

1. Based on the average daily shares outstanding. 2. Six months ended 2-29-12. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized.

The accompanying notes are an integral part of the financial statements.	338

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-
			ized and								Expenses	Expenses		Net
	Net asset	Net	unrealized	Total from					Net asset		before	including	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	reductions	reductions	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	and amounts	and amounts	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	recaptured (%)	recaptured (%)	(loss) (%)	(in millions)	(%)

Smaller Company Growth Fund

CLASS NAV

02-29-2012[2]	10.72	(0.03)	0.96	0.93	—	(2.47)	—	(2.47)	9.18	11.51[3,4]	1.16[5]	1.03[5]	(0.55)[5]	123	35
08-31-2011	10.84	(0.07)	2.88	2.81	—	(2.93)	—	(2.93)	10.72	24.23[3]	1.14	1.01	(0.54)	110	87
08-31-2010	10.38	(0.05)	0.51	0.46	—	—	—	—	10.84	4.43[3]	1.13	1.00	(0.43)	116	86
08-31-2009[6]	10.00	(0.04)	0.42	0.38	—	—	—	—	10.38	3.80[3,4]	1.29[5]	1.17[5]	(0.47)[5]	158	70

1. Based on the average daily shares outstanding. 2. Six months ended 2-29-12. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. The inception date for Class NAV shares is 10-7-08.

Spectrum Income Fund

CLASS NAV

02-29-2012[2]	10.70	0.22	0.28	0.50	(0.29)	—	—	(0.29)	10.91	4.84[3,4]	0.79[5]	0.76[5]	4.11[5]	1,075	33
08-31-2011	10.53	0.43	0.28	0.71	(0.54)	—	—	(0.54)	10.70	6.91[3]	0.79	0.76	3.99	994	74
08-31-2010	10.00	0.47	0.56	1.03	(0.50)	—	—	(0.50)	10.53	10.58[3]	0.79	0.76	4.55	837	79
08-31-2009	10.09	0.48	0.03	0.51	(0.53)	(0.07)	—	(0.60)	10.00	5.85[3]	0.83	0.81	5.27	901	73
08-31-2008	10.51	0.48	(0.26)	0.22	(0.50)	(0.14)	—	(0.64)	10.09	2.06[3]	0.86	0.83	4.62	1,065	67
08-31-2007	10.27	0.47	0.24	0.71	(0.45)	(0.02)	—	(0.47)	10.51	7.00[3]	0.88	0.86	4.46	979	73

1. Based on the average daily shares outstanding. 2. Six months ended 2-29-12. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized.

Total Bond Market Fund

CLASS NAV

02-29-2012[2]	10.59	0.12	0.12	0.24	(0.14)	(0.09)	—	(0.23)	10.60	2.27[3,4]	0.50[5]	0.50[5]	2.20[5]	846	14
08-31-2011	10.72	0.35	0.08	0.43	(0.43)	(0.13)	—	(0.56)	10.59	4.32[3]	0.52	0.52	3.34	407	50
08-31-2010	10.42	0.36	0.49	0.85	(0.39)	(0.16)	—	(0.55)	10.72	8.43[3]	0.52	0.52	3.47	524	47
08-31-2009	10.07	0.39	0.34	0.73	(0.37)	(0.01)	—	(0.38)	10.42	7.43	0.53	0.53	3.82	447	91
08-31-2008	10.02	0.46	0.08	0.54	(0.49)	—	—	(0.49)	10.07	5.54[3]	0.61	0.57	4.56	60	97
08-31-2007[6]	10.00	0.40	(0.05)	0.35	(0.33)	—	—	(0.33)	10.02	3.54[3,4]	0.62[5]	0.56[5]	4.66[5]	54	101

1. Based on the average daily shares outstanding. 2. Six months ended 2-29-12. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. The inception date for Class NAV shares is 10-27-06.

Total Return Fund

CLASS 1

02-29-2012[2]	14.11	0.17	0.20	0.37	(0.30)	(0.06)	—	(0.36)	14.12	2.73[3,4]	0.79[5]	0.79[5]	2.52[5]	372	110
08-31-2011	15.04	0.30	0.03	0.33	(0.56)	(0.70)	—	(1.26)	14.11	2.43[3]	0.78	0.78	2.12	363	417
08-31-2010	14.02	0.28	1.38	1.66	(0.47)	(0.17)	—	(0.64)	15.04	12.22[3]	0.77	0.77	1.99	349	379
08-31-2009	14.11	0.50	1.05	1.55	(0.67)	(0.97)	—	(1.64)	14.02	12.65	0.78	0.78	3.81	234	289
08-31-2008	13.79	0.61	0.44	1.05	(0.68)	(0.05)	—	(0.73)	14.11	7.78[3]	0.79	0.79	4.32	160	121
08-31-2007	13.78	0.64	(0.06)	0.58	(0.54)	(0.03)	—	(0.57)	13.79	4.26	0.83[6,7]	0.83[6,7]	4.67	126	349

CLASS NAV

02-29-2012[2]	14.07	0.18	0.19	0.37	(0.31)	(0.06)	—	(0.37)	14.07	2.69[3,4]	0.74[5]	0.74[5]	2.57[5]	2,055	110
08-31-2011	15.00	0.31	0.03	0.34	(0.57)	(0.70)	—	(1.27)	14.07	2.49[3]	0.73	0.73	2.16	1,920	417
08-31-2010	13.99	0.29	1.36	1.65	(0.47)	(0.17)	—	(0.64)	15.00	12.22[3]	0.72	0.72	2.02	1,832	379
08-31-2009	14.08	0.52	1.04	1.56	(0.68)	(0.97)	—	(1.65)	13.99	12.75	0.73	0.73	3.91	1,547	289
08-31-2008	13.75	0.62	0.45	1.07	(0.69)	(0.05)	—	(0.74)	14.08	7.93[3]	0.74	0.74	4.37	1,680	121
08-31-2007	13.75	0.65	(0.08)	0.57	(0.54)	(0.03)	—	(0.57)	13.75	4.26	0.78[6,7]	0.78[6,7]	4.77	1,400	349

1. Based on the average daily shares outstanding. 2. Six months ended 2-29-12. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Includes interest expense on securities sold short. Excluding interest expense the ratio for Class 1 and Class NAV would have been
0.81% and 0.76%, respectively. 7. Includes interest and fees on inverse floaters. Excluding this expense the ratio for Class 1 and Class NAV would have been 0.82% and 0.77%, respectively.

The accompanying notes are an integral part of the financial statements.	339

John Hancock Funds II

Financial Highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-
			ized and								Expenses	Expenses		Net
	Net asset	Net	unrealized	Total from					Net asset		before	including	Net	assets,
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	reductions	reductions	investment	end of	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	and amounts	and amounts	income	period	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	recaptured (%)	recaptured (%)	(loss) (%)	(in millions)	(%)

U.S. High Yield Bond Fund

CLASS 1

02-29-2012[2]	12.49	0.45	0.39	0.84	(0.48)	(0.18)	—	(0.66)	12.67	7.06[3,4]	0.82[5]	0.82[5]	7.25[5]	81	18
08-31-2011	12.62	0.91	(0.07)	0.84	(0.97)	—	—	(0.97)	12.49	6.77[3]	0.82	0.82	7.11	67	53
08-31-2010	11.74	0.97	0.91	1.88	(1.00)	—	—	(1.00)	12.62	16.57[3]	0.81	0.81	7.84	52	34
08-31-2009	12.09	1.01	(0.44)	0.57	(0.92)	—	—	(0.92)	11.74	6.40	0.82	0.82	9.59	34	48
08-31-2008	12.87	0.92	(0.76)	0.16	(0.94)	—[6]	—	(0.94)	12.09	1.25	0.82	0.82	7.43	6	59
08-31-2007	13.05	0.95	(0.18)	0.77	(0.95)	—[6]	—	(0.95)	12.87	5.94	0.84	0.84	7.25	4	86

CLASS NAV

02-29-2012[2]	12.48	0.45	0.39	0.84	(0.48)	(0.18)	—	(0.66)	12.66	7.10[3,4]	0.77[5]	0.77[5]	7.30[5]	531	18
08-31-2011	12.62	0.92	(0.08)	0.84	(0.98)	—	—	(0.98)	12.48	6.74[3]	0.77	0.77	7.17	458	53
08-31-2010	11.74	0.97	0.92	1.89	(1.01)	—	—	(1.01)	12.62	16.63[3]	0.76	0.76	7.89	697	34
08-31-2009	12.09	0.99	(0.41)	0.58	(0.93)	—	—	(0.93)	11.74	6.46	0.77	0.77	9.56	743	48
08-31-2008	12.87	0.93	(0.77)	0.16	(0.94)	—[6]	—	(0.94)	12.09	1.31	0.77	0.77	7.48	523	59
08-31-2007	13.05	0.96	(0.18)	0.78	(0.96)	—[6]	—	(0.96)	12.87	6.02	0.79	0.79	7.31	392	86

1. Based on the average daily shares outstanding. 2. Six months ended 2-29-12. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Less than ($0.005) per share.

Value Fund

CLASS NAV

02-29-2012[2]	9.37	0.05	1.44	1.49	(0.10)	(0.86)	—	(0.96)	9.90	16.98[3,4]	0.80[5]	0.80[5]	1.01[5]	175	10
08-31-2011	8.59	0.09	1.35	1.44	(0.07)	(0.59)	—	(0.66)	9.37	16.42[3]	0.80	0.79	0.88	160	41
08-31-2010	7.77	0.09	0.80	0.89	(0.07)	—	—	(0.07)	8.59	11.40[3]	0.80	0.80	1.02	145	60
08-31-2009	9.53	0.08	(1.77)	(1.69)	(0.07)	—	—	(0.07)	7.77	(17.56)	0.87	0.87	1.24	122	59
08-31-2008	11.43	0.08	(1.20)	(1.12)	(0.06)	(0.72)	—	(0.78)	9.53	(10.48)[3]	1.08	0.99	0.79	26	76
08-31-2007[6]	10.00	0.08	1.36	1.44	(0.01)	—	—	(0.01)	11.43	14.45[3,4]	1.40[5]	0.99[5]	0.88[5]	14	70

1. Based on the average daily shares outstanding. 2. Six months ended 2-29-12. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. The inception date for Class NAV shares is 10-27-06.

Value & Restructuring Fund

CLASS NAV

02-29-2012[2]	10.84	0.07	0.62	0.69	(0.29)	—	—	(0.29)	11.24	6.64[3,4]	0.86[5]	0.86[5]	1.34[5]	244	8
08-31-2011	9.14	0.15	1.71	1.86	(0.16)	—	—	(0.16)	10.84	20.21[3]	0.85	0.85	1.29	379	28
08-31-2010	8.69	0.15[6]	0.43	0.58	(0.13)	—	—	(0.13)	9.14	6.56[3]	0.85	0.85	1.50[6]	503	25
08-31-2009	11.98	0.14	(3.31)	(3.17)	(0.12)	—	—	(0.12)	8.69	(26.21)	0.87	0.87	1.82	514	29
08-31-2008	12.92	0.14	(0.85)	(0.71)	(0.19)	(0.04)	—	(0.23)	11.98	(5.68)	0.86	0.86	1.10	568	14
08-31-2007	11.08	0.18[7]	1.82	2.00	(0.12)	(0.04)	—	(0.16)	12.92	18.12	0.86	0.86	1.40[7]	395	19

1. Based on the average daily shares outstanding. 2. Six months ended 2-29-12. Unaudited. 3. Total returns would have been lower had certain expenses not been reduced during the periods shown. 4. Not annualized. 5. Annualized. 6. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the Fund, which amounted to $0.03 per share and 0.30%, respectively. 7. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the Fund, which amounted to $0.04 per share and 0.31%, respectively.

The accompanying notes are an integral part of the financial statements.	340

John Hancock Funds II

Notes to Financial Statements (Unaudited)

1. ORGANIZATION John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series (the Funds), sixty-six of which are presented in this report.

The Funds may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statements of assets and liabilities. Class A shares are open to all investors. Class I shares are offered to institutions and certain investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to the John Hancock Lifestyle and Lifecycle Portfolios, and other affiliated John Hancock funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, state registration fees, printing and postage and transfer agent fees for each class may differ. Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio, Core Global Diversification Portfolio, Lifecycle 2050 Portfolio, and Retirement 2010 Portfolio, Retirement 2015 Portfolio, Retirement 2020 Portfolio, Retirement 2025 Portfolio, Retirement 2030 Portfolio, Retirement 2035 Portfolio, Retirement 2040 Portfolio, Retirement 2045 Portfolio and Retirement 2050 Portfolio (Retirement Portfolios) are series of the Trust and operate as “funds of funds” that invest in other series of the Trust and certain other investments.

The accounting policies of the underlying funds of the Funds are outlined in the underlying funds’ shareholder reports, available without charge by calling 1-800-344-1029 and jhfunds.com, on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds are not covered by this report.

Redwood Fund commenced operations on September 29, 2011. Health Sciences Fund commenced operations on September 30, 2011.

Effective May 1, 2012, the Retirement Portfolios are changing their names to Retirement Choices Portfolios as follows:

Old Portfolio Name	New Portfolio Name

Retirement 2010 Portfolio	Retirement Choices at 2010 Portfolio
Retirement 2015 Portfolio	Retirement Choices at 2015 Portfolio
Retirement 2020 Portfolio	Retirement Choices at 2020 Portfolio
Retirement 2025 Portfolio	Retirement Choices at 2025 Portfolio
Retirement 2030 Portfolio	Retirement Choices at 2030 Portfolio
Retirement 2035 Portfolio	Retirement Choices at 2035 Portfolio
Retirement 2040 Portfolio	Retirement Choices at 2040 Portfolio
Retirement 2045 Portfolio	Retirement Choices at 2045 Portfolio
Retirement 2050 Portfolio	Retirement Choices at 2050 Portfolio

Also, Lifecycle 2050 Portfolio is changing to Retirement Living through 2050 Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security valuation Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. The Funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Funds’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

As of February 29, 2012, all investments for All Cap Core Fund, Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio, Core Global Diversification Portfolio, Large Cap Fund, Lifecycle 2050 Portfolio, Redwood Fund, Retirement 2010 Portfolio, Retirement 2015 Portfolio, Retirement 2020 Portfolio, Retirement 2025 Portfolio, Retirement 2030 Portfolio, Retirement 2035 Portfolio, Retirement 2040 Portfolio, Retirement 2045 Portfolio, Retirement 2050 Portfolio, Small Cap Opportunities Fund and Small Company Growth Fund are categorized as Level 1 under the hierarchy described above.

All investments for All Cap Value Fund, Index 500 Fund, Mid Cap Growth Index Fund, Mid Cap Index Fund, Mid Cap Value Index Fund, Real Estate Securities Fund, Small Cap Growth Fund and Small Cap Value Fund are categorized as Level 1 under the hierarchy described above, except for repurchase agreements and/or short term discount notes, which are categorized as Level 2.

All investments for Value Fund are categorized as Level 1 under the hierarchy described above, except for preferred securities, which are categorized asLevel2.

All investments for Emerging Markets Debt Fund and Short Term Government Income Fund are categorized as Level 2 under the hierarchy described above.

The following is a summary of the values by input classification of the Funds’ investments as of February 29, 2012, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	2-29-12	Price	Inputs	Inputs
Active Bond Fund

U.S. Government & Agency Obligations	$448,655,381	—	$448,655,381	—
Foreign Government Obligations	1,286,597	—	1,286,597	—

341

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	2-29-12	Price	Inputs	Inputs
Active Bond Fund (continued)

Corporate Bonds	$534,009,261	—	$533,255,759	$753,502
Capital Preferred Securities	16,182,405	—	16,182,405	—
Convertible Bonds	766,516	—	766,516	—
Term Loans	3,744,477	—	2,479,477	1,265,000
Municipal Bonds	3,310,616	—	3,310,616	—
Collateralized Mortgage Obligations	218,542,782	—	216,992,660	1,550,122
Asset Backed Securities	33,545,986	—	31,893,768	1,652,218
Common Stocks	12,631	—	35	12,596
Preferred Securities	4,287,547	$3,592,987	448,026	246,534
Securities Lending Collateral	2,203,230	2,203,230	—	—
Short-Term Investments	148,663,375	142,663,375	6,000,000	—

Total Investments in Securities	$1,415,210,804	$148,459,592	$1,261,271,240	$5,479,972
Other Financial Instruments:
Futures	($41,440)	($41,440)	—	—

Alpha Opportunities Fund

Common Stocks
Consumer Discretionary	$292,533,554	$282,719,061	$9,814,493	—
Consumer Staples	65,383,833	57,469,428	7,914,405	—
Energy	157,245,910	134,127,420	23,118,490	—
Financials	132,357,518	121,764,964	10,592,554	—
Health Care	132,092,770	132,092,770	—	—
Industrials	177,354,499	156,972,792	20,381,707	—
Information Technology	298,124,548	288,154,822	9,969,726	—
Materials	73,249,238	62,285,280	10,909,658	$54,300
Telecommunication Services	11,017,067	11,017,067	—	—
Utilities	6,479,759	6,479,759	—	—
Preferred Securities
Consumer Staples	676,169	676,169	—	—
Financials	27,999	27,999	—	—
Securities Lending Collateral	165,430,051	165,430,051	—	—
Short-Term Investments	32,600,000	—	32,600,000	—

Total Investments in Securities	$1,544,572,915	$1,419,217,582	$125,301,033	$54,300

Blue Chip Growth Fund

Common Stocks
Consumer Discretionary	$478,652,919	$478,652,919	—	—
Consumer Staples	18,410,934	18,410,934	—	—
Energy	151,326,734	151,326,734	—	—
Financials	147,540,249	147,540,249	—	—
Health Care	198,727,280	198,727,280	—	—
Industrials	313,652,718	313,652,718	—	—
Information Technology	694,368,646	655,658,773	$19,936,493	$18,773,380
Materials	78,398,635	78,398,635	—	—
Telecommunication Services	42,214,090	42,214,090	—	—
Securities Lending Collateral	66,012,076	66,012,076	—	—
Short-Term Investments	6,657,713	6,657,713	—	—

Total Investments in Securities	$2,195,961,994	$2,157,252,121	$19,936,493	$18,773,380

Capital Appreciation Fund

Common Stocks
Consumer Discretionary	$421,906,703	$374,545,360	$47,361,343	—
Consumer Staples	102,642,916	102,642,916	—	—
Energy	126,923,016	126,923,016	—	—
Financials	76,845,311	76,845,311	—	—
Health Care	256,968,570	256,968,570	—	—
Industrials	132,110,734	132,110,734	—	—
Information Technology	599,596,984	584,878,877	14,718,107	—
Materials	33,787,126	33,787,126	—	—
Telecommunication Services	8,865,261	8,865,261	—	—
Securities Lending Collateral	192,503,486	192,503,486	—	—
Short-Term Investments	9,575,868	9,575,868	—	—

Total Investments in Securities	$1,961,725,975	$1,899,646,525	$62,079,450	—

342

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	2-29-12	Price	Inputs	Inputs
Capital Appreciation Value Fund

Common Stocks
Consumer Discretionary	$101,056,510	$101,056,510	—	—
Consumer Staples	91,536,509	91,536,509	—	—
Energy	105,102,549	105,102,549	—	—
Financials	93,179,599	93,179,599	—	—
Health Care	159,419,963	159,419,963	—	—
Industrials	129,755,426	129,755,426	—	—
Information Technology	143,697,950	143,697,950	—	—
Materials	23,454,800	23,454,800	—	—
Telecommunication Services	23,979,501	23,979,501	—	—
Utilities	36,828,129	36,828,129	—	—
Preferred Securities
Consumer Discretionary	8,482,794	8,482,794	—	—
Financials	6,002,150	6,002,150	—	—
Utilities	2,675,754	2,675,754	—	—
Corporate Bonds
Consumer Discretionary	23,956,705	—	$23,956,705	—
Consumer Staples	2,480,528	—	2,480,528	—
Energy	22,923,070	—	22,923,070	—
Financials	10,638,669	—	10,638,669	—
Health Care	1,034,875	—	1,034,875	—
Industrials	13,235,460	—	13,235,460	—
Information Technology	379,219	—	379,219	—
Materials	1,230,037	—	1,230,037	—
Telecommunication Services	13,480,877	—	13,480,877	—
Utilities	7,953,911	—	7,953,911	—
Convertible Bonds
Consumer Discretionary	737,880	—	737,880	—
Energy	6,867,850	—	6,867,850	—
Financials	3,428,000	—	3,428,000	—
Industrials	961,970	—	961,970	—
Information Technology	4,554,443	—	4,554,443	—
Telecommunication Services	252,671	—	252,671	—
Term Loans
Consumer Discretionary	63,323,129	—	63,323,129	—
Consumer Staples	26,593,124	—	26,593,124	—
Financials	17,544,088	—	17,544,088	—
Health Care	3,443,108	—	3,443,108	—
Industrials	12,128,660	—	12,128,660	—
Information Technology	34,712,168	—	34,712,168	—
Telecommunication Services	31,847,080	—	31,847,080	—
Securities Lending Collateral	37,800,968	37,800,968	—	—
Short-Term Investments	237,106,891	237,106,891	—	—

Total Investments in Securities	$1,503,787,015	$1,200,079,493	$303,707,522	—
Other Financial Instruments:
Forward Foreign Currency Contracts	$196,241	—	$196,241	—
Written Options	($2,242,876)	($2,242,876)	—	—

Core Bond Fund

U.S. Government & Agency Obligations	$365,261,907	—	$365,261,907	—
Foreign Government Obligations	10,445,081	—	10,445,081	—
Corporate Bonds	137,274,320	—	137,274,320	—
Municipal Bonds	6,520,201	—	6,520,201	—
Collateralized Mortgage Obligations	97,705,143	—	97,705,143	—
Asset Backed Securities	75,426,012	—	75,426,012	—
Securities Lending Collateral	288,356	$288,356	—	—
Short-Term Investments	46,197,116	46,197,116	—	—

Total Investments in Securities	$739,118,136	$46,485,472	$692,632,664	—
Sale Commitments Outstanding	($10,866,971)	—	($10,866,971)	—

343

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	2-29-12	Price	Inputs	Inputs
Equity-Income Fund

Common Stocks
Consumer Discretionary	$171,490,646	$167,220,682	$4,269,964	—
Consumer Staples	99,625,628	99,625,628	—	—
Energy	190,628,603	190,628,603	—	—
Financials	264,188,319	264,188,319	—	—
Health Care	93,227,103	93,227,103	—	—
Industrials	178,247,538	178,247,538	—	—
Information Technology	103,454,368	103,454,368	—	—
Materials	78,041,758	78,041,758	—	—
Telecommunication Services	54,608,035	44,083,977	10,524,058	—
Utilities	89,814,383	89,814,383	—	—
Preferred Securities
Consumer Discretionary	9,976,653	9,976,653	—	—
Securities Lending Collateral	75,328,996	75,328,996	—	—
Short-Term Investments	55,141,423	55,141,423	—	—

Total Investments in Securities	$1,463,773,453	$1,448,979,431	$14,794,022	—

Fundamental Value Fund

Common Stocks
Consumer Discretionary	$101,251,555	$92,286,917	$8,964,638	—
Consumer Staples	215,771,231	203,999,741	11,771,490	—
Energy	162,808,112	156,274,953	6,533,159	—
Financials	420,527,700	377,774,525	42,753,175	—
Health Care	112,592,908	101,389,204	11,203,704	—
Industrials	74,436,329	38,281,536	36,154,793	—
Information Technology	100,766,096	100,766,096	—	—
Materials	74,486,128	56,786,001	17,334,556	$365,571
Telecommunication Services	2,321,605	2,321,605	—	—
Convertible Bonds
Materials	695,607	—	695,607	—
Securities Lending Collateral	57,051,210	57,051,210	—	—
Short-Term Investments	53,320,000	—	53,320,000	—

Total Investments in Securities	$1,376,028,481	$1,186,931,788	$188,731,122	$365,571

Global Agribusiness Fund

Common Stocks
Australia	$27,901	—	$27,901	—
Brazil	188,239	$188,239	—	—
Canada	451,082	451,082	—	—
Cayman Islands	52,968	52,968	—	—
Chile	53,262	53,262	—	—
Germany	35,227	—	35,227	—
Indonesia	101,857	—	101,857	—
Ireland	66,422	—	66,422	—
Japan	24,724	—	24,724	—
Malaysia	46,781	—	46,781	—
Netherlands	115,857	115,857	—	—
Norway	123,908	123,908	—	—
Singapore	202,218	—	202,218	—
Switzerland	238,491	238,491	—	—
United Kingdom	77,674	—	77,674	—
United States	1,089,271	1,089,271	—	—
Warrants	1,223	1,223	—	—

Total Investments in Securities	$2,897,105	$2,314,301	$582,804	—

Global Bond Fund

Foreign Government Obligations	$221,763,377	—	$221,763,377	—
Corporate Bonds	335,403,547	—	334,669,000	$734,547
U.S. Government & Agency Obligations	353,854,771	—	353,854,771	—
Municipal Bonds	30,575,245	—	30,575,245	—
Term Loans	5,439,121	—	5,439,121	—
Collateralized Mortgage Obligations	120,363,843	—	120,363,843	—
Asset Backed Securities	27,307,719	—	25,974,339	1,333,380

344

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	2-29-12	Price	Inputs	Inputs
Global Bond Fund (continued)

Preferred Securities	$136,524	$136,524	—	—
Options Purchased	7,880	—	$7,880	—
Commercial Paper	5,086,232	—	5,086,232	—
Short-Term Investments	90,585,941	—	90,585,941	—

Total Investments in Securities	$1,190,524,200	$136,524	$1,188,319,749	$2,067,927
Other Financial Instruments:
Futures	$5,379,617	$5,379,617	—	—
Forward Foreign Currency Contracts	($16,627,363)	—	($16,627,363)	—
Written Options	($136,635)	—	($125,464)	($11,171)
Interest Rate Swaps	$2,818,685	—	$2,818,685	—
Credit Default Swaps	$1,097,271	—	$1,097,271	—

Global Infrastructure Fund

Common Stocks
Australia	$85,738	—	$85,738	—
Belgium	25,953	—	25,953	—
Bermuda	4,437	$4,437	—	—
Brazil	158,177	158,177	—	—
Canada	584,794	584,794	—	—
China	34,125	—	34,125	—
France	116,474	25,840	90,634	—
Germany	130,099	32,060	98,039	—
Hong Kong	64,261	—	64,261	—
Indonesia	23,365	—	23,365	—
Italy	129,416	—	129,416	—
Japan	17,432	—	17,432	—
Netherlands	90,223	51,172	39,051	—
Portugal	5,830	5,830	—	—
Singapore	30,724	—	30,724	—
Spain	55,628	—	55,628	—
Sweden	13,329	—	13,329	—
Switzerland	12,315	12,315	—	—
Thailand	80,443	—	80,443	—
United Kingdom	215,169	27,001	188,168	—
United States	856,760	856,760	—	—

Total Investments in Securities	$2,734,692	$1,758,386	$976,306	—

Global Real Estate Fund

Common Stocks
Australia	$42,745,170	—	$42,745,170	—
Canada	21,086,080	$21,086,080	—	—
China	3,167,032	—	3,167,032	—
France	23,276,086	—	23,276,086	—
Germany	2,983,527	—	2,983,527	—
Guernsey, C.I.	229,090	—	229,090	—
Hong Kong	69,883,527	—	69,883,527	—
Japan	48,009,458	—	48,009,458	—
Jersey, C.I.	2,235,107	—	2,235,107	—
Netherlands	6,506,302	—	6,506,302	—
Norway	2,261,238	—	2,261,238	—
Singapore	19,536,227	—	19,536,227	—
Sweden	4,105,034	—	4,105,034	—
Switzerland	4,372,646	—	4,372,646	—
United Kingdom	25,338,055	—	25,338,055	—
United States	240,414,305	240,414,305	—	—
Securities Lending Collateral	43,529,055	43,529,055	—	—
Short-Term Investments	2,947,000	—	2,947,000	—

Total Investments in Securities	$562,624,939	$305,029,440	$257,595,499	—

345

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	2-29-12	Price	Inputs	Inputs
Health Sciences Fund

Common Stocks
Consumer Staples	$3,583,876	$2,812,473	$771,403	—
Health Care	333,790,659	312,145,644	21,591,930	$53,085
Industrials	1,150,562	1,150,562	—	—
Information Technology	3,446,904	3,446,904	—	—
Materials	2,723,776	2,723,776	—	—
Convertible Bonds
Health Care	214,250	—	214,250	—
Options Purchased	7,294	7,294	—	—
Short-Term Investments	17,425,580	17,425,580	—	—

Total Investments in Securities	$362,342,901	$339,712,233	$22,577,583	$53,085
Other Financial Instruments:
Written Options	($2,918,451)	($2,918,451)	—	—

Heritage Fund

Common Stocks
Consumer Discretionary	$32,825,439	$32,825,439	—	—
Consumer Staples	13,233,906	13,233,906	—	—
Energy	18,291,301	18,291,301	—	—
Financials	9,398,602	9,398,602	—	—
Health Care	24,052,749	22,671,881	$1,380,868	—
Industrials	30,230,627	30,230,627	—	—
Information Technology	37,291,408	36,225,393	1,066,015	—
Materials	9,616,688	9,616,688	—	—
Telecommunication Services	2,504,979	2,504,979	—	—
Securities Lending Collateral	27,384,305	27,384,305	—	—
Short-Term Investments	3,684,323	3,684,323	—	—

Total Investments in Securities	$208,514,327	$206,067,444	$2,446,883	—
Other Financial Instruments:
Forward Foreign Currency Contracts	$8,577	—	$8,577	—

High Income Fund

Corporate Bonds	$182,635,944	—	$172,249,219	$10,386,725
Convertible Bonds	60,722,955	—	60,722,955	—
Term Loans	18,638,805	—	18,638,805	—
Collateralized Mortgage Obligations	694,930	—	469,381	225,549
Common Stocks	32,120,854	$28,524,318	303,749	3,292,787
Preferred Securities	59,466,711	24,444,181	22,237,509	12,785,021
Escrow Certificates	206,890	—	206,890	—
Warrants	920,133	920,133	—	—
Short-Term Investments	4,310,050	—	4,310,050	—

Total Investments in Securities	$359,717,272	$53,888,632	$279,138,558	$26,690,082
Other Financial Instruments:
Forward Foreign Currency Contracts	($231,112)	—	($231,112)	—

High Yield Fund

Foreign Government Obligations	$34,339,649	—	$34,245,099	$94,550
Corporate Bonds	805,012,583	—	803,039,597	1,972,986
Capital Preferred Securities	10,347,428	—	10,347,428	—
Convertible Bonds	8,112,390	—	7,828,072	284,318
Term Loans	23,846,202	—	23,846,202	—
Common Stocks	20,890,703	$11,328,673	—	9,562,030
Preferred Securities	25,689,875	24,725,375	—	964,500
Options Purchased	2,162,122	—	2,162,122	—
Escrow Certificates	216,750	—	—	216,750
Warrants	837,618	101,895	584,313	151,410
Securities Lending Collateral	13,292,492	13,292,492	—	—
Short-Term Investments	62,000,000	—	62,000,000	—

Total Investments in Securities	$1,006,747,812	$49,448,435	$944,052,833	$13,246,544

346

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	2-29-12	Price	Inputs	Inputs
High Yield Fund (continued)

Other Financial Instruments:
Forward Foreign Currency Contracts	($286,861)	—	($286,861)	—
Written Options	($2,259,090)	—	($2,259,090)	—
Credit Default Swaps	$152,429	—	$152,429	—

International Equity Index Fund

Common Stocks
Australia	$28,995,554	—	$28,995,554	—
Austria	968,365	—	968,365	—
Belgium	3,567,759	—	3,567,759	—
Bermuda	465,017	—	465,017	—
Brazil	9,761,631	$9,761,631	—	—
Canada	41,706,734	41,706,734	—	—
Chile	2,446,267	2,446,267	—	—
China	17,927,982	—	17,927,982	—
Colombia	1,331,152	1,331,152	—	—
Czech Republic	440,099	—	440,099	—
Denmark	4,140,783	—	4,140,783	—
Egypt	361,544	—	361,544	—
Finland	3,267,593	—	3,267,593	—
France	30,940,471	—	30,940,471	—
Germany	28,135,699	—	28,135,699	—
Greece	329,155	—	329,155	—
Hong Kong	16,221,672	—	16,219,403	$2,269
Hungary	406,655	—	406,655	—
India	8,787,337	8,535,220	252,117	—
Indonesia	3,107,255	58,969	3,048,286	—
Ireland	2,786,013	50,146	2,735,867	—
Israel	2,334,675	—	2,334,675	—
Italy	8,349,116	—	8,349,116	—
Japan	72,525,297	—	72,525,297	—
Jersey, C.I.	352,613	—	352,613	—
Luxembourg	1,493,218	—	1,493,218	—
Macau	451,539	—	451,539	—
Malaysia	4,136,143	—	4,136,143	—
Mauritius	21,464	—	21,464	—
Mexico	6,120,378	5,920,260	200,118	—
Netherlands	17,039,688	—	17,039,688	—
New Zealand	461,037	—	461,037	—
Norway	2,953,692	—	2,953,692	—
Peru	909,361	909,361	—	—
Philippines	872,853	—	872,853	—
Poland	1,841,421	—	1,841,421	—
Portugal	741,932	—	741,932	—
Russia	8,929,959	6,866,111	2,063,848	—
Singapore	6,378,730	—	6,378,730	—
South Africa	9,560,127	—	9,560,127	—
South Korea	18,904,801	153,412	18,751,389	—
Spain	10,860,733	—	10,860,733	—
Sweden	10,782,829	—	10,782,829	—
Switzerland	32,277,989	—	32,277,989	—
Taiwan	10,743,833	—	10,743,833	—
Thailand	2,629,192	—	2,629,192	—
Turkey	1,903,222	—	1,903,222	—
Ukraine	48,239	—	48,239	—
United Kingdom	67,328,975	—	67,328,975	—
United States	1,002,171	360,782	641,389	—
Preferred Securities
Brazil	10,747,600	10,747,600	—	—
Germany	1,932,878	—	1,932,878	—
South Korea	615,823	—	615,823	—
Rights	53	53	—	—
Warrants	632	632	—	—
Stapled Units	2,456	—	2,456	—

347

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	2-29-12	Price	Inputs	Inputs
International Equity Index Fund (continued)

Securities Lending Collateral	$27,574,569	$27,574,569	—	—
Short-Term Investments	9,848,907	9,848,907	—	—

Total Investments in Securities	$558,772,882	$126,271,806	$432,498,807	$2,269
Other Financial Instruments:
Futures	$1,734,911	$1,024,548	$710,363	—
Forward Foreign Currency Contracts	$37,920	—	$37,920	—

International Growth Stock Fund

Common Stocks
Australia	$18,523,204	—	$18,523,204	—
Belgium	6,269,876	—	6,269,876	—
Brazil	7,505,416	$7,505,416	—	—
Canada	22,297,954	22,297,954	—	—
China	4,339,439	—	4,339,439	—
Denmark	4,484,667	—	4,484,667	—
France	22,431,363	—	22,431,363	—
Germany	15,979,936	—	15,979,936	—
Hong Kong	7,036,570	—	7,036,570	—
Ireland	5,914,237	—	5,914,237	—
Israel	5,694,365	5,694,365	—	—
Japan	29,944,183	—	29,944,183	—
Mexico	10,463,017	10,463,017	—	—
Netherlands	11,936,603	1,137,007	10,799,596	—
Russia	3,388,373	—	3,388,373	—
Singapore	8,523,973	—	8,523,973	—
South Korea	7,837,184	—	7,837,184	—
Spain	3,062,465	—	3,062,465	—
Sweden	9,769,455	—	9,769,455	—
Switzerland	27,445,980	—	27,445,980	—
Taiwan	4,349,085	—	4,349,085	—
Turkey	2,337,521	—	2,337,521	—
United Kingdom	54,616,929	—	54,616,929	—
Preferred Securities
Germany	3,658,408	—	3,658,408	—
Short-Term Investments	27,753,573	27,753,573	—	—

Total Investments in Securities	$325,563,776	$74,851,332	$250,712,444	—

International Opportunities Fund

Common Stocks
Argentina	$6,280,288	$6,280,288	—	—
Belgium	6,556,126	—	$6,556,126	—
Brazil	9,913,989	9,913,989	—	—
Canada	10,862,086	10,862,086	—	—
China	8,205,873	5,628,759	2,577,114	—
Denmark	7,642,924	—	7,642,924	—
France	11,817,004	—	11,817,004	—
Germany	11,426,502	—	11,426,502	—
Hong Kong	16,415,178	—	16,415,178	—
India	2,325,451	2,325,451	—	—
Ireland	16,074,611	5,158,784	10,915,827	—
Israel	2,521,120	2,521,120	—	—
Japan	27,294,128	—	27,294,128	—
Luxembourg	6,455,162	—	6,455,162	—
Mexico	2,523,726	2,523,726	—	—
Netherlands	13,725,108	9,893,734	3,831,374	—
South Korea	4,425,328	—	4,425,328	—
Spain	3,967,948	—	3,967,948	—
Sweden	1,299,192	—	1,299,192	—
Switzerland	29,302,750	—	29,302,750	—
Taiwan	5,006,598	5,006,598	—	—
United Kingdom	29,739,537	—	29,739,537	—
United States	12,936,879	12,936,879	—	—

348

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	2-29-12	Price	Inputs	Inputs

International Opportunities Fund (continued)
Short-Term Investments	$8,011,987	$8,011,987	—	—

Total Investments in Securities	$254,729,495	$81,063,401	$173,666,094	—

International Small Cap Fund

Common Stocks
Australia	$13,889,658	—	$13,889,658	—
Austria	4,015,310	—	4,015,310	—
Bahamas	6,954,059	$6,954,059	—	—
Belgium	5,533,244	—	5,533,244	—
Canada	27,787,909	27,787,909	—	—
China	8,265,760	—	8,265,760	—
Finland	9,654,259	—	9,654,259	—
Germany	8,956,169	—	8,956,169	—
Greece	5,277,851	—	5,277,851	—
Hong Kong	21,754,510	—	21,754,510	—
India	42,898	—	42,898	—
Italy	4,082,625	—	4,082,625	—
Japan	33,271,603	—	33,271,603	—
Liechtenstein	3,019,203	—	3,019,203	—
Netherlands	25,077,983	—	25,077,983	—
Norway	6,312,633	—	6,312,633	—
Singapore	206,760	—	206,760	—
South Korea	27,806,379	—	27,806,379	—
Spain	12,540,296	—	12,540,296	—
Sweden	2,297,308	—	2,297,308	—
Switzerland	7,895,242	—	7,895,242	—
Taiwan	10,469,088	—	10,469,088	—
Thailand	6,929,099	—	6,929,099	—
Turkey	1,627,235	—	1,627,235	—
United Kingdom	41,350,064	—	41,350,064	—
Securities Lending Collateral	14,449,687	14,449,687	—	—
Short-Term Investments	18,500,000	—	18,500,000	—

Total Investments in Securities	$327,966,832	$49,191,655	$278,775,177	—

International Small Company Fund

Common Stocks
Australia	$15,113,530	$254,446	$14,856,173	$2,911
Austria	1,486,574	—	1,484,821	1,753
Bahamas	28,092	—	28,092	—
Belgium	2,422,705	—	2,422,705	—
Bermuda	1,109,533	—	1,109,533	—
Canada	23,640,256	23,631,256	8,980	20
Cayman Islands	25,301	6,562	18,739	—
China	151,260	—	151,260	—
Cyprus	377,273	—	377,273	—
Denmark	2,300,645	—	2,300,645	—
Finland	4,877,009	—	4,877,009	—
France	7,576,436	—	7,576,436	—
Gabon	30,808	—	30,808	—
Germany	9,124,191	55,070	9,069,121	—
Gibraltar	173,653	—	173,653	—
Greece	1,213,472	—	1,213,472	—
Hong Kong	4,492,319	42,260	4,381,007	69,052
Ireland	2,434,353	—	2,433,257	1,096
Isle of Man	28,142	—	28,142	—
Israel	1,461,672	—	1,461,672	—
Italy	5,587,298	—	5,587,298	—
Japan	46,713,253	—	46,713,253	—
Jersey, C.I.	131,002	—	131,002	—
Liechtenstein	54,316	—	54,316	—
Luxembourg	315,498	—	315,390	108
Malta	85,140	—	85,140	—
Monaco	48,334	—	48,334	—

349

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	2-29-12	Price	Inputs	Inputs
International Small Company Fund (continued)

Netherlands	$3,888,981	—	$3,888,981	—
New Zealand	1,659,147	—	1,659,147	—
Nigeria	35,025	—	35,025	—
Norway	1,905,039	—	1,905,039	—
Peru	70,562	—	70,562	—
Portugal	717,820	—	717,820	—
Russia	20,038	—	20,038	—
Singapore	2,583,823	—	2,583,823	—
South Africa	40,494	$40,494	—	—
Spain	3,573,798	—	3,573,574	$224
Sweden	7,171,466	12,107	7,159,359	—
Switzerland	10,651,958	—	10,651,958	—
United Arab Emirates	56,256	—	56,256	—
United Kingdom	38,428,952	—	38,427,006	1,946
United States	1,559,930	710,149	849,781	—
Preferred Securities
Sweden	3,782	—	3,782	—
Warrants	18,003	18,003	—	—
Rights	5,241	4,583	658	—
Securities Lending Collateral	7,292,407	7,292,407	—	—
Short-Term Investments	7,255	7,255	—	—

Total Investments in Securities	$210,692,042	$32,074,592	$178,540,340	$77,110

International Value Fund

Common Stocks
Australia	$12,885,887	—	$12,885,887	—
Austria	10,159,050	—	10,159,050	—
Belgium	715,766	—	715,766	—
Bermuda	6,075,014	$6,075,014	—	—
Brazil	13,039,401	13,039,401	—	—
Canada	16,576,434	16,576,434	—	—
China	15,838,996	6,503,497	9,335,499	—
Denmark	21,791,151	—	21,791,151	—
France	151,381,861	—	151,381,861	—
Germany	72,615,417	—	72,615,417	—
Hong Kong	19,738,748	—	19,738,748	—
India	11,634,581	—	11,634,581	—
Ireland	10,830,813	—	10,830,813	—
Italy	18,425,026	—	18,425,026	—
Japan	77,943,391	—	77,943,391	—
Netherlands	138,040,385	—	138,040,385	—
Norway	57,835,899	—	57,835,899	—
Russia	18,076,080	18,076,080	—	—
Singapore	31,556,477	17,777,562	13,778,915	—
South Korea	85,537,240	24,579,982	60,957,258	—
Spain	17,784,633	—	17,784,633	—
Sweden	8,255,294	—	8,255,294	—
Switzerland	114,981,099	8,959,336	106,021,763	—
Taiwan	52,114,345	—	52,114,345	—
United Kingdom	214,406,767	—	214,406,767	—
Securities Lending Collateral	17,330,518	17,330,518	—	—
Short-Term Investments	34,900,000	—	34,900,000	—

Total Investments in Securities	$1,250,470,273	$128,917,824	$1,121,552,449	—

Investment Quality Bond Fund

U.S. Government & Agency Obligations	$200,910,399	—	$200,910,399	—
Foreign Government Obligations	5,636,435	—	5,636,435	—
Corporate Bonds	230,239,792	—	230,239,792	—
Capital Preferred Securities	802,883	—	802,883	—
Convertible Bonds	14,294	—	14,294	—
Municipal Bonds	14,688,996	—	14,688,996	—
Term Loans	109,691	—	109,691	—
Collateralized Mortgage Obligations	8,915,314	—	8,915,314	—

350

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	2-29-12	Price	Inputs	Inputs
Investment Quality Bond Fund (continued)

Asset Backed Securities	$11,424,037	—	$11,424,037	—
Short-Term Investments	63,900,000	—	63,900,000	—

Total Investments in Securities	$536,641,841	—	$536,641,841	—
Other Financial Instruments:
Futures	$212,256	$212,256	—	—
Forward Foreign Currency Contracts	$15,861	—	$15,861	—
Interest Rate Swaps	($759,518)	—	($759,518)	—
Credit Default Swaps	($1,305,497)	—	($1,305,497)	—

Mid Cap Stock Fund

Common Stocks
Consumer Discretionary	$209,263,001	$206,682,323	$2,580,678	—
Energy	98,006,342	85,431,579	12,574,763	—
Financials	40,894,904	35,112,591	5,782,313	—
Health Care	130,616,410	130,616,410	—	—
Industrials	103,261,770	103,261,770	—	—
Information Technology	294,432,702	294,432,702	—	—
Materials	19,787,897	19,787,897	—	—
Telecommunication Services	6,150,645	6,150,645	—	—
Securities Lending Collateral	163,329,240	163,329,240	—	—
Short-Term Investments	7,300,000	—	7,300,000	—

Total Investments in Securities	$1,073,042,911	$1,044,805,157	$28,237,754	—

Mid Cap Value Equity Fund

Common Stocks
Consumer Discretionary	$18,598,216	$18,598,216	—	—
Consumer Staples	9,648,186	9,648,186	—	—
Energy	13,272,914	13,272,914	—	—
Financials	26,583,947	26,583,947	—	—
Health Care	13,911,591	13,911,591	—	—
Industrials	24,994,931	24,994,931	—	—
Information Technology	10,393,420	10,393,420	—	—
Materials	10,493,631	10,493,631	—	—
Telecommunication Services	2,075,813	2,075,813	—	—
Utilities	9,567,162	9,567,162	—	—
Convertible Bonds
Materials	281,970	—	$281,970	—
Securities Lending Collateral	15,921,685	15,921,685	—	—
Short-Term Investments	3,200,000	—	3,200,000	—

Total Investments in Securities	$158,943,466	$155,461,496	$3,481,970	—

Mid Value Fund

Common Stocks
Consumer Discretionary	$63,441,451	$61,814,803	$1,626,648	—
Consumer Staples	34,195,960	34,195,960	—	—
Energy	34,169,578	34,169,578	—	—
Financials	99,587,050	99,587,050	—	—
Health Care	22,321,423	22,321,423	—	—
Industrials	42,875,966	42,875,966	—	—
Information Technology	27,032,865	27,032,865	—	—
Materials	25,167,558	25,167,558	—	—
Telecommunication Services	4,916,041	4,916,041	—	—
Utilities	33,558,698	33,558,698	—	—
Preferred Securities
Financials	687,109	—	687,109	—
Utilities	456,085	456,085	—	—
Convertible Bonds
Financials	835,806	—	835,806	—
Materials	2,351,100	—	2,351,100	—
Securities Lending Collateral	63,344,955	63,344,955	—	—
Short-Term Investments	32,566,200	32,566,200	—	—

Total Investments in Securities	$487,507,845	$482,007,182	$5,500,663	—

351

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	2-29-12	Price	Inputs	Inputs
Mutual Shares Fund

Common Stocks
Consumer Discretionary	$30,936,886	$27,109,565	$3,827,321	—
Consumer Staples	79,585,639	56,368,005	23,217,634	—
Energy	41,673,163	32,651,260	9,021,903	—
Financials	46,760,786	38,686,809	8,073,977	—
Health Care	52,479,244	52,479,244	—	—
Industrials	24,416,464	17,735,746	6,680,718	—
Information Technology	33,696,456	32,350,259	1,346,197	—
Materials	16,675,506	10,599,161	6,076,345	—
Telecommunication Services	6,704,008	—	6,704,008	—
Utilities	13,013,062	7,629,938	5,383,124	—
Corporate Bonds
Consumer Discretionary	3,246,960	—	3,246,960	—
Consumer Staples	738,510	—	738,510	—
Financials	445,830	—	445,830	—
Utilities	793,688	—	793,688	—
Convertible Bonds
Financials	1,295,625	—	1,295,625	—
Term Loans	4,287,230	—	4,287,230	—
Securities Lending Collateral	1,516,943	1,516,943	—	—
Short-Term Investments	27,168,409	—	27,168,409	—

Total Investments in Securities	$385,434,409	$277,126,930	$108,307,479	—
Other Financial Instruments:
Forward Foreign Currency Contracts	$374,763	—	$374,763	—

Real Estate Equity Fund

Common Stocks
Consumer Discretionary	$6,434,119	$6,434,119	—	—
Financials	168,260,736	168,260,736	—	—
Convertible Bonds
Financials	2,132,256	—	$2,132,256	—
Securities Lending Collateral	22,932,741	22,932,741	—	—
Short-Term Investments	12,821,218	12,821,218	—	—

Total Investments in Securities	$212,581,070	$210,448,814	$2,132,256	—

Real Return Bond Fund

U.S. Government & Agency Obligations	$608,885,526	—	$608,885,526	—
Foreign Government Obligations	26,646,069	—	26,646,069	—
Corporate Bonds	115,096,462	—	115,096,462	—
Municipal Bonds	1,987,144	—	1,987,144	—
Term Loans	1,981,984	—	1,981,984	—
Collateralized Mortgage Obligations	26,822,005	—	26,822,005	—
Asset Backed Securities	27,058,802	—	26,496,708	$562,094
Preferred Securities	549,500	$549,500	—	—
Options Purchased	2,287	—	2,287	—
Short-Term Investments	3,044,905	—	3,044,905	—

Total Investments in Securities	$812,074,684	$549,500	$810,963,090	$562,094
Sale Commitments Outstanding	($7,092,234)	—	($7,092,234)	—
Other Financial Instruments:
Futures	$863,313	$863,313	—	—
Forward Foreign Currency Contracts	($1,364,394)	—	($1,364,394)	—
Written Options	($361,316)	—	($284,323)	($76,993)
Interest Rate Swaps	$653,047	—	$653,047	—
Credit Default Swaps	$650,267	—	$650,267	—

Small Cap Index Fund

Common Stocks
Consumer Discretionary	$15,106,604	$15,106,604	—	—
Consumer Staples	3,859,623	3,859,623	—	—
Energy	7,470,757	7,470,757	—	—
Financials	24,456,174	24,456,174	—	—
Health Care	13,993,427	13,992,581	—	$846
Industrials	17,477,898	17,477,898	—	—

352

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	2-29-12	Price	Inputs	Inputs
Small Cap Index Fund (continued)

Information Technology	$18,716,469	$18,716,469	—	—
Materials	5,222,504	5,222,504	—	—
Telecommunication Services	903,049	903,049	—	—
Utilities	3,701,191	3,701,191	—	—
Corporate Bonds
Financials	1,209	—	$1,209	—
Warrants	570	—	570	—
Securities Lending Collateral	18,866,634	18,866,634	—	—
Short-Term Investments	8,215,000	—	8,215,000	—

Total Investments in Securities	$137,991,109	$129,773,484	$8,216,779	$846
Other Financial Instruments:
Futures	$246,717	$246,717	—	—

Small Company Value Fund

Common Stocks
Consumer Discretionary	$41,150,910	$41,150,910	—	—
Consumer Staples	2,636,668	2,636,668	—	—
Energy	19,544,645	19,544,645	—	—
Financials	76,289,109	76,289,109	—	—
Health Care	18,086,833	18,086,833	—	—
Industrials	93,183,649	93,183,649	—	—
Information Technology	36,369,072	36,369,072	—	—
Materials	37,798,821	37,798,821	—	—
Telecommunication Services	1,626,200	1,626,200	—	—
Utilities	15,439,538	15,439,538	—	—
Preferred Securities
Financials	4,555,571	—	$4,555,571	—
Investment Companies	2,627,387	2,627,387	—	—
Securities Lending Collateral	83,904,206	83,904,206	—	—
Short-Term Investments	5,792,720	5,792,720	—	—

Total Investments in Securities	$439,005,329	$434,449,758	$4,555,571	—

Smaller Company Growth Fund

Common Stocks
Consumer Discretionary	$15,955,444	$15,955,444	—	—
Consumer Staples	2,033,481	2,033,481	—	—
Energy	10,943,163	10,943,163	—	—
Financials	8,743,163	8,743,163	—	—
Health Care	19,415,664	19,415,240	—	$424
Industrials	22,175,331	22,175,331	—	—
Information Technology	31,617,064	31,617,064	—	—
Materials	4,547,606	4,547,606	—	—
Telecommunication Services	4,416,178	4,416,178	—	—
Utilities	150,149	150,149	—	—
Warrants	2,617	—	$2,617	—
Corporate Bonds	161	—	161	—
Securities Lending Collateral	22,032,564	22,032,564	—	—
Short-Term Investments	2,965,984	1,482,984	1,483,000	—

Total Investments in Securities	$144,998,569	$143,512,367	$1,485,778	$424
Other Financial Instruments:
Futures	($4,370)	($4,370)	—	—

Spectrum Income Fund

U.S. Government & Agency Obligations	$256,203,956	—	$256,203,956	—
Foreign Government Obligations	139,757,309	—	139,525,109	$232,200
Corporate Bonds	439,733,062	—	439,733,062	—
Capital Preferred Securities	2,071,657	—	2,071,657	—
Municipal Bonds	5,083,653	—	5,083,653	—
Term Loans	12,034,451	—	12,034,451	—
Collateralized Mortgage Obligations	22,550,899	—	22,550,899	—
Asset Backed Securities	14,847,134	—	14,847,134	—
Common Stocks	148,226,591	$146,367,880	1,858,711	—
Preferred Securities	5,057,293	4,160,127	897,166	—

353

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	2-29-12	Price	Inputs	Inputs
Spectrum Income Fund (continued)

Securities Lending Collateral	$12,339,737	$12,339,737	—	—
Short-Term Investments	22,232,835	19,321,248	$2,911,587	—

Total Investments in Securities	$1,080,138,577	$182,188,992	$897,717,385	$232,200
Other Financial Instruments:
Futures	($9,153)	($9,153)	—	—
Forward Foreign Currency Contracts	($518,302)	—	($518,302)	—
Interest Rate Swaps	$28,779	—	$28,779	—
Credit Default Swaps	($17,832)	—	($17,832)	—

Total Bond Market Fund

U.S. Government & Agency Obligations	$599,605,126	—	$599,605,126	—
Foreign Government Obligations	13,957,080	—	13,957,080	—
Corporate Bonds	190,380,427	—	190,380,427	—
Municipal Bonds	4,648,766	—	4,648,766	—
Collateralized Mortgage Obligations	21,796,983	—	21,796,983	—
Asset Backed Securities	2,149,473	—	2,149,473	—
Securities Lending Collateral	23,549,767	$23,549,767	—	—
Short-Term Investments	115,242,832	115,242,832	—	—

Total Investments in Securities	$971,330,454	$138,792,599	$832,537,855	—

Total Return Fund

U.S. Government & Agency Obligations	$2,021,044,443	—	$2,021,044,443	—
Foreign Government Obligations	148,437,835	—	148,437,835	—
Corporate Bonds	733,982,432	—	733,982,432	—
Term Loans	5,947,366	—	5,947,366	—
Municipal Bonds	105,770,524	—	105,770,524	—
Capital Preferred Securities	27,627,388	—	27,627,388	—
Collateralized Mortgage Obligations	144,823,812	—	144,823,812	—
Asset Backed Securities	44,520,425	—	44,520,425	—
Preferred Securities	24,364,830	$24,364,830	—	—
Escrow Certificates	7,600	—	—	$7,600
Short-Term Investments	32,996,405	—	32,996,405	—

Total Investments in Securities	$3,289,523,060	$24,364,830	$3,265,150,630	$7,600
Sale Commitments Outstanding	($3,819,622)	—	($3,819,622)	—
Other Financial Instruments:
Futures	$1,423,077	$1,423,077	—	—
Forward Foreign Currency Contracts	($7,341,687)	—	($7,341,687)	—
Written Options	($1,443,603)	($2,125)	($1,398,895)	($42,583)
Interest Rate Swaps	$8,906,843	—	$8,906,843	—
Credit Default Swaps	$387,327	—	$387,327	—

U.S. High Yield Bond Fund

Corporate Bonds	$491,958,500	—	$491,958,500	—
Capital Preferred Securities	1,102,605	—	1,102,605	—
Term Loans	79,497,400	—	79,497,400	—
Common Stocks	33,750	—	33,750	—
Preferred Securities	883,260	$845,280	—	$37,980
Short-Term Investments	31,266,809	31,227,204	39,605	—

Total Investments in Securities	$604,742,324	$32,072,484	$572,631,860	$37,980

Value & Restructuring Fund

Common Stocks
Consumer Discretionary	$13,660,156	$13,660,156	—	—
Consumer Staples	13,377,760	13,377,760	—	—
Energy	55,029,852	55,029,852	—	—
Financials	27,959,895	27,959,895	—	—
Health Care	19,472,464	19,472,464	—	—
Industrials	48,478,847	48,478,847	—	—
Information Technology	22,074,656	22,074,656	—	—
Materials	27,056,199	23,319,447	$3,736,752	—
Telecommunication Services	6,067,820	6,067,820	—	—
Preferred Securities
Consumer Staples	1,407,790	—	1,407,790	—

354

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	2-29-12	Price	Inputs	Inputs
Value & Restructuring Fund (continued)

Financials	$1,485,750	$1,485,750	—	—
Materials	914,584	914,584	—	—
Convertible Bonds
Financials	773,711	—	$773,711	—
Stapled Units
Telecommunication Services	2,064,068	—	2,064,068	—
Securities Lending Collateral	11,387,813	11,387,813	—	—
Short-Term Investments	3,413,000	—	3,413,000	—

Total Investments in Securities	$254,624,365	$243,229,044	$11,395,321	—

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the six months ended February 29, 2012, there were no significant transfers into or out of Level 1 or Level 2.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

High Income Fund

		Collateralized
	Corporate	Mortgage	Common	Preferred
	Bonds	Obligations	Stocks	Securities	Totals
Balance as of 8-31-11	$12,544,663	$250,592	$6,020,920	$12,552,505	$31,368,680
Realized gain (loss)	(423,449)	—	—	—	(423,449)
Change in unrealized appreciation (depreciation)	2,122,928	(1,680)	(2,728,133)	232,516	(374,369)
Purchases	61,488	62	—	—	61,550
Sales	(3,918,905)	(23,425)	—	—	(3,942,330)
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Balance as of 2-29-12	$10,386,725	$225,549	$3,292,787	$12,785,021	$26,690,082
Change in unrealized at period end*	$565,233	($1,680)	($2,513,528)	$232,516	($1,717,459)

High Yield Fund

	Foreign
	Government	Corporate	Convertible		Common	Preferred	Escrow
	Obligations	Bonds	Bonds	Term Loans	Stocks	Securities	Certificates	Warrants	Totals
Balance as of 8-31-11	$84,638	$5,454,000	—	$9,194	$9,239,080	$964,500	—	$118,965	$15,870,377
Realized gain (loss)	—	—	—	—	423,335	431,874	—	—	855,209
Change in unrealized appreciation
(depreciation)	9,912	(221)	($451,501)	(9,194)	(4,197)	16,826	$108,375	32,445	(297,555)
Purchases	—	1,972,986	1,485,278	—	327,147	—	—	—	3,785,411
Sales	—	—	(749,459)	—	(423,335)	(448,700)	—	—	(1,621,494)
Transfers into Level 3	—	221	—	—	—	—	108,375	—	108,596
Transfers out of Level 3	—	(5,454,000)	—	—	—	—	—	—	(5,454,000)
Balance as of 2-29-12	$94,550	$1,972,986	$284,318	—	$9,562,030	$964,500	$216,750	$151,410	$13,246,544
Change in unrealized at period end*	$9,912	($221)	($451,501)	($9,194)	($320,883)	—	$108,375	$32,445	($631,067)

* Change in unrealized appreciation (depreciation) attributable to level 3 securities held at the period end.

In order to value the securities, the Funds use the following valuation techniques. Equity securities, including exchange-traded funds, held by the Funds are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Funds’ Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Funds may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

355

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Repurchase agreements The Funds may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Fund.

When-issued/delayed delivery securities The Funds may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Sale Commitments Outstanding). At the time that a Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the Fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time that the Fund enters into this type of transaction, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Term loans (Floating rate loans) Certain Funds may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. A Fund may have limited rights to enforce the terms of an underlying loan.

At February 29, 2012, High Yield Fund had $564,066 in unfunded loan commitments outstanding.

Security transactions and related investment income Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Inflation indexed bonds Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted to a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. Excess amounts are recorded as an adjustment to cost.

Payment-in-kind bonds The Funds may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. A Fund accrues income on these securities and this income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the Fund may need to sell other investments to make distributions.

Real estate investment trusts The Funds may invest in real estate investment trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Such estimates are revised when actual components of distributions are known. Distributions from REITs received in excess of income may be recorded as a reduction of cost of investments and/or as a realized gain.

Securities lending The Funds may lend securities to earn additional income. They receive cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Funds will invest collateral in JHCIT, an affiliate of the Funds, and as a result, the Funds will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Funds could experience a delay in recovering securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Funds may receive compensation for lending securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statements of operations.

Foreign currency translation Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes The Funds may be subject to capital gains and repatriation taxes as imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

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SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Stripped securities Stripped mortgage-backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives the entire principal from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage-backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Funds may fail to fully recover their initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Funds may not receive all or part of their principal or interest payments because the borrower or issuer has defaulted on its obligation.

Line of credit The Funds may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Funds, with the exception of Health Sciences Fund and Redwood Fund, and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $200 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statements of operations. For the six months ended February 29, 2012, the Funds had no borrowings under the lines of credit. Effective March 28, 2012, all Funds were included in the line of credit agreement.

Expenses Expenses that are directly attributable to an individual fund are allocated to the Fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds’ relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes The Funds intend to continue to qualify as regulated investment companies by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, certain Funds have capital loss carryforwards available to offset future net realized capital gains. Availability of certain amounts of the loss carryforwards, which were acquired in mergers, may be limited in a given year. The following table details the capital loss carryforward available as of August 31, 2011.

		CAPITAL LOSS CARRYFORWARDS
		EXPIRING AT AUGUST 31
FUND	2017	2018	2019

All Cap Core Fund	$81,563,585	$82,187,862	—
Blue Chip Growth Fund	121,589,144	243,926,708	—
Capital Appreciation Fund	135,383,672	33,875,518	—
Equity-Income Fund	49,223,442	91,896,968	—
Fundamental Value Fund	67,420,909	241,358,537	$24,029
Global Bond Fund	25,963,374	—	—
Global Real Estate Fund	44,918,048	207,214,657	—
High Income Fund	6,152,875	2,712,429	26,790,616
High Yield Fund	55,249,140	229,714,878	—
Index 500 Fund	3,261,241	200,933,455	—
International Equity Index Fund	3,637,697	77,060,203	14,601,204
International Opportunities Fund	39,567,448	120,549,657	—
International Small Cap Fund	—	67,855,675	—
International Small Company Fund	—	124,137,036	—
International Value Fund	—	178,106,460	—
Investment Quality Bond Fund	—	1,136,423	—
Large Cap Fund	15,416,302	79,956,744	—
Mid Cap Value Index Fund	—	—	684,642
Real Estate Equity Fund	—	13,528,176	—
Small Cap Index Fund	—	15,353,972	—
Small Cap Opportunities Fund	—	12,331,093	—
Small Company Growth Fund	—	7,103,095	—
Small Company Value Fund	—	27,431,918	—
Spectrum Income Fund	—	16,577,594	—
Value & Restructuring Fund	10,020,066	75,764,790	—

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of August 31, 2011, the Funds had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

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SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The costs of investments owned on February 29, 2012, including short-term investments, for federal income tax purposes, were as follows:

				Net Unrealized
	Aggregate	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)

Active Bond Fund	$1,375,539,704	$63,667,226	($23,996,126)	$39,671,100
All Cap Core Fund	557,864,533	83,460,981	(3,778,947)	79,682,034
All Cap Value Fund	571,058,614	92,920,270	(3,400,981)	89,519,289
Alpha Opportunities Fund	1,450,009,161	130,401,158	(35,837,404)	94,563,754
Blue Chip Growth Fund	1,362,256,819	837,894,250	(4,189,075)	833,705,175
Capital Appreciation Fund	1,386,049,851	579,109,529	(3,433,405)	575,676,124
Capital Appreciation Value Fund	1,371,841,608	133,041,812	(1,096,405)	131,945,407
Core Bond Fund	728,397,554	11,534,739	(814,157)	10,720,582
Core Diversified Growth & Income Portfolio	28,615,582	4,428,193	—	4,428,193
Core Fundamental Holdings Portfolio	12,251,941	1,945,278	—	1,945,278
Core Global Diversification Portfolio	31,459,208	2,299,332	—	2,299,332
Emerging Markets Debt Fund	14,839,222	570,685	(283,854)	286,831
Equity-Income Fund	1,307,725,256	194,389,480	(38,341,283)	156,048,197
Fundamental Value Fund	1,062,687,815	348,619,097	(35,278,431)	313,340,666
Global Agribusiness Fund	2,221,976	700,901	(25,772)	675,129
Global Bond Fund	1,194,091,016	31,218,530	(34,785,346)	(3,566,816)
Global Infrastructure Fund	2,279,717	532,801	(77,826)	454,975
Global Real Estate Fund	513,823,573	52,900,823	(4,099,457)	48,801,366
Health Sciences Fund	308,688,128	56,454,068	(2,799,295)	53,654,773
Heritage Fund	162,267,995	47,745,727	(1,499,395)	46,246,332
High Income Fund	366,078,375	34,895,597	(41,256,700)	(6,361,103)
High Yield Fund	1,014,988,736	42,515,912	(50,756,836)	(8,240,924)
Index 500 Fund	2,444,350,128	703,490,970	(38,432,647)	665,058,323
International Equity Index Fund	505,476,167	79,567,184	(26,270,469)	53,296,715
International Growth Stock Fund	304,058,513	26,012,266	(4,507,003)	21,505,263
International Opportunities Fund	208,187,014	48,448,520	(1,906,039)	46,542,481
International Small Cap Fund	274,775,271	73,657,111	(20,465,550)	53,191,561
International Small Company Fund	223,782,495	33,492,066	(46,582,519)	(13,090,453)
International Value Fund	1,328,011,163	144,329,082	(221,869,972)	(77,540,890)
Investment Quality Bond Fund	518,784,464	19,211,245	(1,353,868)	17,857,377
Large Cap Fund	109,889,800	4,455,261	(802,476)	3,652,785
Lifecycle 2050 Portfolio	26,969,249	1,565,307	(54,112)	1,511,195
Mid Cap Growth Index Fund	108,695,506	17,505,899	(4,620,935)	12,884,964
Mid Cap Index Fund	495,126,836	106,769,510	(8,272,544)	98,496,966
Mid Cap Stock Fund	931,271,446	174,758,973	(32,987,508)	141,771,465
Mid Cap Value Equity Fund	122,989,507	37,198,498	(1,244,539)	35,953,959
Mid Cap Value Index Fund	103,345,047	9,287,803	(4,448,784)	4,839,019
Mid Value Fund	442,732,235	63,930,337	(19,154,727)	44,775,610
Mutual Shares Fund	350,054,179	48,944,407	(13,564,177)	35,380,230
Real Estate Equity Fund	163,059,870	49,650,264	(129,064)	49,521,200
Real Estate Securities Fund	421,147,872	86,186,228	(610,126)	85,576,102
Real Return Bond Fund	782,824,517	34,953,003	(5,702,836)	29,250,167
Redwood Fund	362,851,629	53,380,236	(6,240,652)	47,139,584
Retirement 2010 Portfolio	115,648,012	2,156,417	—	2,156,417
Retirement 2015 Portfolio	168,865,346	4,089,259	—	4,089,259
Retirement 2020 Portfolio	248,817,014	8,668,217	—	8,668,217
Retirement 2025 Portfolio	290,103,366	13,181,216	—	13,181,216
Retirement 2030 Portfolio	235,215,715	11,368,960	—	11,368,960
Retirement 2035 Portfolio	179,748,358	9,426,828	—	9,426,828
Retirement 2040 Portfolio	122,446,379	6,742,037	—	6,742,037
Retirement 2045 Portfolio	93,397,071	4,476,709	—	4,476,709
Retirement 2050 Portfolio	39,469,020	2,364,782	—	2,364,782
Short Term Government Income Fund	155,644,360	1,483,756	(352,797)	1,130,959
Small Cap Growth Fund	176,384,238	32,037,627	(4,486,943)	27,550,684
Small Cap Index Fund	113,873,623	27,984,460	(3,866,974)	24,117,486
Small Cap Opportunities Fund	143,719,008	41,716,296	(6,711,082)	35,005,214
Small Cap Value Fund	130,503,211	45,423,768	(2,304,536)	43,119,232
Small Company Growth Fund	111,424,766	34,297,038	(2,692,928)	31,604,110
Small Company Value Fund	346,383,085	105,572,210	(12,949,966)	92,622,244
Smaller Company Growth Fund	127,125,386	22,073,452	(4,200,269)	17,873,183
Spectrum Income Fund	1,030,211,698	61,380,282	(11,453,403)	49,926,879
Total Bond Market Fund	940,991,084	31,687,543	(1,348,173)	30,339,370
Total Return Fund	3,242,939,439	90,008,290	(43,424,669)	46,583,621
U.S. High Yield Bond Fund	581,649,181	34,063,490	(10,970,347)	23,093,143
Value Fund	136,935,351	39,716,960	(2,609,790)	37,107,170
Value & Restructuring Fund	167,047,508	89,026,088	(1,449,231)	87,576,857

358

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Distribution of income and gains Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. Emerging Markets Debt Fund generally declares dividends daily and pays them monthly. Active Bond Fund, Core Bond Fund, High Income Fund, High Yield Fund, Investment Quality Bond Fund, Real Return Bond Fund, Short Term Government Income Fund, Spectrum Income Fund, Total Bond Market Fund, Total Return Fund and U.S. High Yield Bond Fund generally declare and pay dividends quarterly. All other Funds generally declare and pay dividends annually. All Funds generally declare and pay capital gain distributions, if any, annually.

Distributions paid by the Funds with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses, foreign currency transactions, passive foreign investment companies, wash sale loss deferrals, derivative transactions, straddle loss deferrals, real estate investment trusts, defaulted bonds, distributions payable, partnerships, Treasury Inflation Protected Securities, tender offer reclasses and amortization and accretion on debt securities.

New accounting pronouncements In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 may result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In April 2011, Accounting Standards Update 2011-03 (ASU 2011-03), Reconsideration of Effective Control for Repurchase Agreements, was issued and is effective for the first interim and annual periods beginning after December 15, 2011. ASU 2011-03 amends Financial Accounting Standards Board (FASB) Topic 460, Transfers and Servicing. The main objective of the amendments is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Management is currently evaluating the application of ASU 2011-03 and its impact, if any, on the Funds’ financial statement disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Management is currently evaluating the impact, if any, on the Funds’ financial statement disclosure.

3. DERIVATIVE INSTRUMENTS The Funds may invest in derivatives in order to meet their investment objectives. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, the Funds are exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Funds will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Funds will succeed in enforcing them.

The Funds have entered into collateral agreements with certain counterparties to mitigate counterparty risk on over-the-counter derivatives, including swaps and forward currency exchange contracts, and other investment types. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the Funds is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the Funds is noted in the accompanying Portfolio of investments and/or Statements of assets and liabilities. The tables below summarize the collateral pledged to the Funds and posted by the Funds as of February 29, 2012:

Collateral Pledged to Funds

			Forward
			Foreign
			Currency
Fund	Swaps	TBAs	Contracts	Total

Global Bond Fund	$4,846,038	$1,590,000	$500,000	$6,936,038
Real Return Bond Fund	1,820,000	—	2,230,000	4,050,000
Total Return Fund	11,015,000	1,980,000	400,000	13,395,000

Collateral Pledged by Funds

				Forward
				Foreign
				Currency
Collateral for:	Swaps	Swaps	Swaps	Contracts	Total

		Foreign	U.S. Treasury	U.S. Treasury	U.S. Treasury
Collateral type:	USD	Currency	Securities	Securities	Securities

Fund

Global Bond Fund	$18,000	$980,952	$13,944,000	$222,000	$14,166,000
Real Return Bond Fund	—	—	2,476,301	—	2,476,301
Total Return Fund	7,000	3,469	23,535,000	—	23,535,000

Futures collateral receivable/payable is included on the Statements of assets and liabilities.

359

DERIVATIVE INSTRUMENTS, CONTINUED

Futures A futures contract is a contractual agreement to buy or sell a particular commodity, currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the Funds. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The following tables summarize the contracts held at February 29, 2012, and the range of futures contracts notional amounts held by the Funds during the six months ended February 29, 2012. In addition, the tables detail how the Funds used futures contracts during the six months ended February 29, 2012.

Active Bond Fund

The Fund used futures contracts to manage duration. During the six months ended February 29, 2012, the Fund held futures contracts with total absolute values ranging from approximately $14.3 million to $14.9 million, as measured at each quarter end.

						UNREALIZED
		NUMBER		EXPIRATION		APPRECIATION
FUND	OPEN CONTRACTS	OF CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Active Bond Fund	U.S. Treasury 30-Year Bond Futures	21	Long	Jun 2012	$2,974,781	($18,641)
	U.S. Treasury Ultra Long Bond Futures	27	Long	Jun 2012	4,245,750	(34,248)
	U.S. Treasury 5-Year Note Futures	62	Short	Jun 2012	(7,636,656)	11,449

						($41,440)

All Cap Core Fund

The Fund used futures contracts as a substitute for securities purchased. During the six months ended February 29, 2012, the Fund held futures contracts with total absolute values ranging from approximately $6.0 million to $9.0 million, as measured at each quarter end.

						UNREALIZED
		NUMBER				APPRECIATION
FUND	OPEN CONTRACTS	OF CONTRACTS	POSITION	EXPIRATION DATE	VALUE	(DEPRECIATION)

All Cap Core Fund	Russell 2000 Mini Index Futures	13	Long	Mar 2012	$941,938	$111,372
	S&P 500 E-Mini Index Futures	131	Long	Mar 2012	8,032,707	904,113

						$1,015,485

Global Bond Fund

The Fund used futures contracts to manage duration, manage against anticipated interest rate changes, maintain diversity and liquidity of the Fund and as a substitute for securities purchased. During the six months ended February 29, 2012, the Fund held futures contracts with total absolute values ranging from approximately $170.5 million to $257.2 million, as measured at each quarter end.

						UNREALIZED
		NUMBER		EXPIRATION		APPRECIATION
FUND	OPEN CONTRACTS	OF CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Global Bond Fund	10-Year Canada Government Bond Futures	88	Long	Jun 2012	$11,792,329	$76,313
	10-Year Japan Government Bond Futures	9	Long	Mar 2012	15,802,313	122,854
	German Euro BOBL Futures	442	Long	Mar 2012	73,962,871	1,334,144
	German Euro BUND Futures	599	Long	Mar 2012	111,638,848	3,873,049
	U.K. Long Gilt Bond Futures	6	Long	Mar 2012	1,110,894	470
	U.S. Treasury 30-Year Bond Futures	30	Long	Jun 2012	4,249,688	(27,213)

						$5,379,617

High Yield Fund

The Fund used futures contracts to manage against anticipated interest rate changes. During the six months ended February 29, 2012, the Fund held futures contracts with total absolute values up to approximately $60.3 million, as measured at each quarter end. At February 29, 2012, the Fund held no futures contracts.

Index 500 Fund

The Fund used futures contracts as a substitute for securities purchased. During the six months ended February 29, 2012, the Fund held futures contracts with total absolute values ranging from approximately $68.5 million to $108.7 million, as measured at each quarter end.

						UNREALIZED
		NUMBER				APPRECIATION
FUND	OPEN CONTRACTS	OF CONTRACTS	POSITION	EXPIRATION DATE	VALUE	(DEPRECIATION)

Index 500 Fund	S&P 500 Index Futures	256	Long	Sep 2011	$87,321,600	$3,202,901

						$3,202,901

360

DERIVATIVE INSTRUMENTS, CONTINUED

International Equity Index Fund

The Fund used futures contracts as a substitute for securities purchased. During the six months ended February 29, 2012, the Fund held futures contracts with total absolute values ranging from approximately $19.9 million to $23.7 million, as measured at each quarter end.

						UNREALIZED
		NUMBER		EXPIRATION		APPRECIATION
FUND	OPEN CONTRACTS	OF CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

International Equity Index Fund	ASX SPI 200 Index Futures	20	Long	Mar 2012	$2,299,334	$64,050
	CAC 40 Index Futures	35	Long	Mar 2012	1,609,218	175,700
	DAX Index Futures	4	Long	Mar 2012	913,225	140,824
	FTSE 100 Index Futures	48	Long	Mar 2012	4,469,538	323,000
	FTSE JSE Top 40 Index Futures	14	Long	Mar 2012	569,005	29,630
	Hang Seng Index Futures	4	Long	Mar 2012	558,263	6,573
	IBEX 35 Index Futures	2	Long	Mar 2012	225,145	(8,867)
	MSCI Taiwan Index Futures	119	Long	Mar 2012	3,433,150	74,480
	OMX 30 Index Futures	56	Long	Mar 2012	933,926	22,576
	S&P TSE 60 Index Futures	18	Long	Mar 2012	2,611,633	196,582
	TOPIX Index Futures	59	Long	Mar 2012	6,049,514	710,363

						$1,734,911

Investment Quality Bond Fund

The Fund used futures contracts to manage duration, manage against anticipated interest rate changes and as a substitute for securities purchased. During the six months ended February 29, 2012, the Fund held futures contracts with total absolute values ranging from approximately $77.4 million to $167.2 million, as measured at each quarter end.

						UNREALIZED
		NUMBER		EXPIRATION		APPRECIATION
FUND	OPEN CONTRACTS	OF CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Investment Quality Bond Fund	10-Year Australian Treasury Bond Futures	39	Long	Mar 2012	$4,857,102	$8,316
	German Euro BUND Futures	66	Long	Mar 2012	12,300,775	152,148
	U.S. Treasury 2-Year Note Futures	144	Long	Jun 2012	31,713,750	2,809
	U.S. Treasury 30-Year Bond Futures	2	Long	Jun 2012	283,312	(129)
	U.S. Treasury 5-Year Note Futures	88	Long	Jun 2012	10,839,125	(14,650)
	U.K. Long Gilt Bond Futures	57	Short	Jun 2012	(10,431,070)	42,045
	U.S. Treasury 10-Year Note Futures	50	Short	Jun 2012	(6,547,656)	19,801
	U.S. Treasury Ultra Long Bond Futures	3	Short	Jun 2012	(471,750)	1,916

						$212,256

Mid Cap Growth Index Fund

The Fund used futures contracts as a substitute for securities purchased. During the six months ended February 29, 2012, the Fund held futures contracts with total absolute values ranging from approximately $0.8 million to $2.1 million, as measured at each quarter end.

						UNREALIZED
		NUMBER		EXPIRATION		APPRECIATION
FUND	OPEN CONTRACTS	OF CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Mid Cap Growth Index Fund	S&P MidCap 400 E-Mini Index Futures	21	Long	Mar 2012	$2,050,860	$184,110

						$184,110

Mid Cap Index Fund

The Fund used futures contracts as a substitute for securities purchased. During the six months ended February 29, 2012, the Fund held futures contracts with total absolute values ranging from approximately $13.3 million to $30.0 million, as measured at each quarter end.

						UNREALIZED
		NUMBER		EXPIRATION		APPRECIATION
FUND	OPEN CONTRACTS	OF CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Mid Cap Index Fund	S&P MidCap 400 E-Mini Index Futures	137	Long	Mar 2012	$13,379,420	$1,121,776

						$1,121,776

361

DERIVATIVE INSTRUMENTS, CONTINUED

Mid Cap Value Index Fund

The Fund used futures contracts as a substitute for securities purchased. During the six months ended February 29, 2012, the Fund held futures contracts with total absolute values ranging from approximately $1.0 million to $1.3 million, as measured at each quarter end.

						UNREALIZED
		NUMBER		EXPIRATION		APPRECIATION
FUND	OPEN CONTRACTS	OF CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Mid Cap Value Index Fund	S&P MidCap 400 E-Mini Index Futures	11	Long	Mar 2012	$1,074,260	$70,930

						$70,930

Real Return Bond Fund

The Fund used futures contracts to manage duration. During the six months ended February 29, 2012, the Fund held futures contracts with total absolute values ranging from approximately $118.4 million to $270.3 million, as measured at each quarter end.

						UNREALIZED
		NUMBER		EXPIRATION		APPRECIATION
FUND	OPEN CONTRACTS	OF CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Real Return Bond Fund	Eurodollar Futures	169	Long	Sep 2013	$41,975,375	$257,064
	Eurodollar Futures	266	Long	Dec 2013	66,024,525	589,242
	Eurodollar Futures	42	Long	Mar 2015	10,360,350	17,007

						$863,313

Small Cap Index Fund

The Fund used futures contracts as a substitute for securities purchased. During the six months ended February 29, 2012, the Fund held futures contracts with total absolute values ranging from approximately $5.5 million to $9.4 million, as measured at each quarter end.

						UNREALIZED
		NUMBER		EXPIRATION		APPRECIATION
FUND	OPEN CONTRACTS	OF CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Small Cap Index Fund	Russell 2000 Mini Index Futures	115	Long	Mar 2012	$9,315,000	$246,717

						$246,717

Smaller Company Growth Fund

The Fund used futures contracts as a substitute for securities purchased. During the six months ended February 29, 2012, the Fund held futures contracts with total absolute values ranging from approximately $0.4 million to $1.2 million, as measured at each quarter end.

						UNREALIZED
		NUMBER		EXPIRATION		APPRECIATION
FUND	OPEN CONTRACTS	OF CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Smaller Company Growth Fund	Russell 2000 Mini Index Futures	6	Long	Mar 2012	$486,000	($4,370)

						($4,370)

Spectrum Income Fund

The Fund used futures contracts to manage duration, manage against anticipated interest rate changes and as a substitute for securities purchased. During the six months ended February 29, 2012, the Fund held futures contracts with total absolute values ranging from approximately $10.6 million to $19.1 million, as measured at each quarter end.

						UNREALIZED
		NUMBER		EXPIRATION		APPRECIATION
FUND	OPEN CONTRACTS	OF CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Spectrum Income Fund	U.S. Treasury 10-Year Note Futures	15	Long	Jun 2012	$1,964,297	$526
	U.S. Treasury 30-Year Note Futures	4	Long	Jun 2012	566,625	329
	Ultra Long U.S. Treasury Bond Futures	4	Long	Jun 2012	629,000	984
	10-Year Government of Canada Bond Futures	21	Short	Jun 2012	(2,814,079)	(15,559)
	U.S. Treasury 5-Year Note Futures	68	Short	Jun 2012	(8,375,688)	(4,921)
	U.S. Treasury 10-Year Note Futures	25	Short	Jun 2012	(3,273,828)	9,488

						($9,153)

362

DERIVATIVE INSTRUMENTS, CONTINUED

Total Return Fund

The Fund used futures contracts to manage duration, manage against anticipated interest rate changes, maintain diversity and liquidity of the Fund and as a substitute for securities purchased. During the six months ended February 29, 2012, the Fund held futures contracts with total absolute values ranging from approximately $0.4 billion to $3.5 billion, as measured at each quarter end.

						UNREALIZED
		NUMBER		EXPIRATION		APPRECIATION
FUND	OPEN CONTRACTS	OF CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

Total Return Fund	Eurodollar Futures	446	Long	Jun 2013	$110,825,425	$445,708
	Eurodollar Futures	465	Long	Sep 2013	115,494,375	519,724
	Eurodollar Futures	240	Long	Mar 2014	59,532,000	590,908
	U.S. Treasury 10-Year Note Futures	1,611	Long	Jun 2012	210,965,484	(133,263)

						$1,423,077

Forward foreign currency contracts A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing a Fund’s total return, and the potential for losses in excess of the amounts recognized on the Statements of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The following tables summarize the contracts held at February 29, 2012, and the range of notional contract amounts held by the Funds during the six months ended February 29, 2012. In addition, the tables detail how the Funds used forward foreign currency contracts during the six months ended February 29, 2012.

Active Bond Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the six months ended February 29, 2012, the Fund held forward foreign currency contracts with USD notional absolute values ranging up to approximately $3.3 million, as measured at each quarter end. At February 29, 2012, the Fund held no forward foreign currency contracts.

Alpha Opportunities Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the six months ended February 29, 2012, the Fund held forward foreign currency contracts with USD notional absolute values ranging up to approximately $6.7 million, as measured at each quarter end. At February 29, 2012, the Fund held no forward foreign currency contracts.

Capital Appreciation Value Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the six months ended February 29, 2012, the Fund held forward foreign currency contracts with USD notional absolute values ranging up to approximately $15.2 million, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Capital Appreciation Value Fund	BUYS

	Japanese Yen	312,490,000	$3,874,067	Merrill Lynch International	5/31/2012	($26,634)
	Japanese Yen	292,103,000	3,631,451	UBS AG	5/31/2012	(35,026)

			$7,505,518			($61,660)

	SELLS

	Japanese Yen	547,290,000	$6,982,432	Deutsche Bank AG	5/31/2012	$244,099
	Japanese Yen	57,303,000	719,327	State Street Bank London	5/31/2012	13,802

			$7,701,759			$257,901

363

DERIVATIVE INSTRUMENTS, CONTINUED

Emerging Markets Debt Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the six months ended February 29, 2012, the Fund held forward foreign currency contracts with USD notional absolute values from approximately $0.1 million to $4.5 million, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Emerging Markets Debt Fund	BUYS

	Mexican Peso	1,940,445	$145,227	Toronto Dominion Bank	3/28/2012	$5,580

			$145,227			$5,580

Global Bond Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the Fund. During the six months ended February 29, 2012, the Fund held forward foreign currency contracts with USD notional absolute values ranging from approximately $945.0 million to $1.2 billion, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Global Bond Fund	BUYS

	Brazilian Real	604,905	$353,911	JPMorgan Chase Bank	3/2/2012	($1,659)
	Brazilian Real	604,905	333,870	UBS AG	3/2/2012	18,383
	Brazilian Real	604,905	347,886	JPMorgan Chase Bank	4/3/2012	1,780
	Canadian Dollar	8,309,000	8,313,323	Royal Bank of Canada	3/22/2012	80,597
	Chilean Peso	11,892,800	21,944	UBS AG	3/15/2012	2,806
	Chilean Peso	11,892,800	23,879	Barclays Capital	8/14/2012	496
	Chinese Yuan Renminbi	19,035,066	2,982,498	Citibank N.A.	6/1/2012	38,270
	Chinese Yuan Renminbi	26,408,895	4,150,000	JPMorgan Chase Bank	6/1/2012	40,957
	Chinese Yuan Renminbi	9,132,104	1,426,000	UBS AG	6/1/2012	23,218
	Chinese Yuan Renminbi	17,000,000	2,713,921	Deutsche Bank AG London	8/5/2013	(15,090)
	Chinese Yuan Renminbi	42,000,000	6,738,328	Goldman Sachs International	8/5/2013	(70,628)
	Chinese Yuan Renminbi	53,163,414	8,418,593	UBS AG	8/5/2013	21,353
	Chinese Yuan Renminbi	6,158,020	1,012,000	Barclays Capital	4/25/2014	(33,791)
	Chinese Yuan Renminbi	12,947,975	2,126,000	Citibank N.A.	4/25/2014	(69,198)
	Chinese Yuan Renminbi	4,762,380	782,000	Goldman Sachs International	4/25/2014	(25,490)
	Chinese Yuan Renminbi	4,101,290	674,000	HSBC Bank USA	4/25/2014	(22,505)
	Chinese Yuan Renminbi	7,796,270	1,280,000	JPMorgan Chase Bank	4/25/2014	(41,553)
	Chinese Yuan Renminbi	7,939,353	1,301,000	The Royal Bank of Scotland PLC	4/25/2014	(39,824)
	Chinese Yuan Renminbi	8,208,665	1,349,000	UBS AG	4/25/2014	(45,044)
	Chinese Yuan Renminbi	3,868,200	630,000	Bank of America N.A.	9/8/2015	(11,444)
	Chinese Yuan Renminbi	6,668,200	1,092,925	Barclays Capital	9/8/2015	(26,626)
	Chinese Yuan Renminbi	30,936,600	5,114,018	Citibank N.A.	9/8/2015	(167,008)
	Chinese Yuan Renminbi	3,950,000	653,595	JPMorgan Chase Bank	9/8/2015	(21,958)
	Chinese Yuan Renminbi	3,753,050	610,000	Morgan Stanley & Company, Inc.	9/8/2015	(9,857)
	Danish Krone	30,215,000	5,439,146	HSBC Bank USA	3/8/2012	(24,434)
	Euro	44,860,000	60,113,174	Barclays Bank PLC	3/2/2012	(346,220)
	Euro	3,105,000	4,093,880	JPMorgan Chase Bank	3/2/2012	42,909
	Euro	444,000	583,634	Morgan Stanley & Company, Inc.	3/2/2012	7,907
	Euro	8,973,000	11,757,553	Royal Bank of Canada	3/2/2012	197,170
	Euro	16,187,000	21,513,053	UBS AG	3/2/2012	52,878
	Euro	1,515,000	2,038,257	Citibank N.A.	3/6/2012	(19,796)
	Euro	1,210,000	1,620,795	JPMorgan Chase Bank	3/14/2012	(8,647)
	Euro	4,446,000	5,932,231	UBS AG	3/14/2012	(8,587)
	Euro	579,000	778,845	Barclays Bank PLC	4/3/2012	(7,359)
	Euro	379,000	508,334	Royal Bank of Canada	4/3/2012	(3,337)
	Euro	729,000	953,932	Barclays Bank PLC	4/16/2012	17,482
	Euro	4,649,000	5,949,139	Citibank N.A.	4/16/2012	245,784
	Hong Kong Dollar	71,485,066	9,220,429	JPMorgan Chase Bank	5/18/2012	(2,239)
	Indian Rupee	58,189,765	1,139,189	JPMorgan Chase Bank	7/12/2012	15,405
	Indonesian Rupiah	204,770,000	21,738	UBS AG	7/2/2012	696
	Japanese Yen	139,923,000	1,835,788	Barclays Bank PLC	3/7/2012	(114,429)
	Japanese Yen	11,389,633,000	145,907,094	Citibank N.A.	3/7/2012	(5,789,718)
	Japanese Yen	583,041,000	7,357,324	Royal Bank of Canada	3/7/2012	(184,646)
	Japanese Yen	10,275,895,000	132,175,202	UBS AG	3/7/2012	(5,759,237)
	Malaysian Ringgit	4,751,127	1,563,642	UBS AG	4/23/2012	16,711
	Mexican Peso	6,060,592	431,932	Barclays Bank PLC	3/15/2012	39,557
	Mexican Peso	425,865	31,008	Deutsche Bank AG London	3/15/2012	2,122
	Mexican Peso	250,542,604	19,508,992	HSBC Bank USA	3/15/2012	(17,820)

364

DERIVATIVE INSTRUMENTS, CONTINUED

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Global Bond Fund, continued	BUYS

	Norwegian Krone	7,967,000	$1,375,079	Barclays Bank PLC	3/8/2012	$49,948
	Philippine Peso	73,500,000	1,694,191	Citibank N.A.	3/15/2012	23,290
	Philippine Peso	237,711,660	5,468,407	JPMorgan Chase Bank	3/15/2012	86,219
	Pound Sterling	1,432,000	2,247,589	Barclays Bank PLC	3/12/2012	30,414
	Pound Sterling	267,000	416,540	Deutsche Bank AG London	3/12/2012	8,199
	Pound Sterling	1,450,000	2,268,743	Royal Bank of Canada	3/12/2012	37,894
	South Korean Won	32,413,119	28,750	UBS AG	7/12/2012	117
	Swedish Krona	22,748,000	3,352,628	Barclays Bank PLC	3/8/2012	84,494
	Swiss Franc	249,000	268,869	Barclays Bank PLC	3/8/2012	6,378

			$510,043,798			($11,694,710)

	SELLS

	Australian Dollar	65,587,000	$70,027,568	Credit Suisse	4/23/2012	$105,609
	Brazilian Real	604,905	350,263	JPMorgan Chase Bank	3/2/2012	(1,989)
	Brazilian Real	604,905	353,911	UBS AG	3/2/2012	1,659
	Brazilian Real	916,862	489,306	Barclays Capital	4/3/2012	(40,687)
	Chilean Peso	11,892,800	24,172	Barclays Capital	3/15/2012	(578)
	Chinese Yuan Renminbi	11,402,580	1,785,000	Barclays Capital	6/1/2012	(24,531)
	Chinese Yuan Renminbi	56,786,856	8,902,000	Citibank N.A.	6/1/2012	(109,784)
	Chinese Yuan Renminbi	20,104,870	3,149,000	Credit Suisse	6/1/2012	(41,540)
	Chinese Yuan Renminbi	13,955,760	2,184,000	Deutsche Bank AG London	6/1/2012	(30,708)
	Chinese Yuan Renminbi	25,724,160	4,032,000	Goldman Sachs International	6/1/2012	(50,293)
	Chinese Yuan Renminbi	6,413,910	1,005,000	HSBC Bank USA	6/1/2012	(12,855)
	Chinese Yuan Renminbi	20,722,240	3,248,000	Morgan Stanley & Company, Inc.	6/1/2012	(40,514)
	Chinese Yuan Renminbi	36,133,419	5,658,000	UBS AG	6/1/2012	(76,189)
	Chinese Yuan Renminbi	14,743,000	2,300,000	JPMorgan Chase Bank	10/15/2012	(39,822)
	Chinese Yuan Renminbi	2,514,914	398,876	Barclays Capital	2/1/2013	(322)
	Chinese Yuan Renminbi	54,634,542	8,522,000	Deutsche Bank AG London	2/1/2013	(150,262)
	Euro	10,416,000	13,500,469	Barclays Bank PLC	3/2/2012	(376,762)
	Euro	18,460,000	24,118,966	Citibank N.A.	3/2/2012	(475,282)
	Euro	8,107,000	10,519,724	Deutsche Bank AG London	3/2/2012	(281,227)
	Euro	8,767,000	11,345,489	HSBC Bank USA	3/2/2012	(334,781)
	Euro	1,479,000	1,961,203	JPMorgan Chase Bank	3/2/2012	(9,268)
	Euro	26,340,000	34,348,009	UBS AG	3/2/2012	(744,759)
	Euro	1,394,000	1,848,326	Barclays Bank PLC	3/14/2012	(8,975)
	Euro	3,879,000	5,143,826	Citibank N.A.	3/14/2012	(24,374)
	Euro	44,147,000	59,187,177	Barclays Bank PLC	4/3/2012	363,692
	Euro	15,474,000	20,575,391	UBS AG	4/3/2012	(42,875)
	Indian Rupee	60,392,210	1,247,000	Deutsche Bank AG London	7/12/2012	48,706
	Japanese Yen	83,638,000	1,092,664	Deutsche Bank AG London	3/7/2012	63,734
	Japanese Yen	81,066,000	1,065,068	UBS AG	3/7/2012	67,779
	Japanese Yen	1,081,468,416	13,560,647	Barclays Bank PLC	5/29/2012	245,690
	Japanese Yen	8,531,584	106,978	UBS AG	5/29/2012	1,938
	Malaysian Ringgit	4,637,210	1,510,000	Citibank N.A.	4/23/2012	(32,461)
	Mexican Peso	218,856,059	16,112,113	HSBC Bank USA	3/15/2012	(913,977)
	Mexican Peso	8,495,414	620,828	JPMorgan Chase Bank	3/15/2012	(40,080)
	Mexican Peso	29,677,588	2,225,000	UBS AG	3/15/2012	(83,793)
	Mexican Peso	20,000,000	1,456,558	UBS AG	4/12/2012	(95,960)
	Mexican Peso	241,078,917	18,644,207	HSBC Bank USA	6/15/2012	27,838
	Mexican Peso	20,000,000	1,444,774	HSBC Bank USA	7/12/2012	(96,103)
	Mexican Peso	251,000,000	18,990,694	Morgan Stanley & Company, Inc.	7/26/2012	(324,324)
	Mexican Peso	143,000,000	11,110,369	Morgan Stanley & Company, Inc.	8/9/2012	119,260
	Mexican Peso	140,000,000	10,795,805	UBS AG	8/23/2012	48,038
	New Zealand Dollar	30,250,000	24,842,661	Citibank N.A.	3/15/2012	(376,846)
	Philippine Peso	241,006,710	5,638,243	Barclays Capital	3/15/2012	6,621
	Philippine Peso	71,600,260	1,678,000	Citibank N.A.	3/15/2012	4,911
	Pound Sterling	24,255,000	37,974,466	Barclays Bank PLC	3/12/2012	(609,998)
	Pound Sterling	21,776,000	34,096,469	UBS AG	3/12/2012	(544,442)
	Singapore Dollar	26,672	21,379	Deutsche Bank AG London	5/15/2012	50
	South African Rand	92,876	11,041	Deutsche Bank AG London	7/26/2012	(1,067)
	Taiwan Dollar	805,375	26,658	Barclays Capital	4/9/2012	(750)

			$499,249,298			($4,932,653)

365

DERIVATIVE INSTRUMENTS, CONTINUED

Heritage Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the six months ended February 29, 2012, the Fund held foreign forward currency contracts with USD notional absolute values ranging from approximately $1.1 million to $1.8 million, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Heritage Fund	SELLS

	Euro	759,141	$1,022,260	UBS AG	3/30/2012	$10,760
	Pound Sterling	510,701	810,125	Credit Suisse Securities LLC	3/30/2012	(2,183)

			$1,832,385			$8,577

High Income Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the six months ended February 29, 2012, the Fund held forward foreign currency contracts with USD notional absolute values ranging from approximately $9.9 million to $10.8 million, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

High Income Fund	BUYS

	Pound Sterling	615,000	$970,839	Toronto Dominion Bank	3/28/2012	$7,379

			$970,839			$7,379

	SELLS

	Canadian Dollar	8,992,604	$8,874,397	Bank of Nova Scotia	3/28/2012	($208,978)
	Pound Sterling	615,000	948,705	Toronto Dominion Bank	3/28/2012	(29,513)

			$9,823,102			($238,491)

High Yield Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the six months ended February 29, 2012, the Fund held forward foreign currency contracts with USD notional absolute values ranging from approximately $28.5 million to $35.9 million, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

High Yield Fund	SELLS

	Brazilian Real	4,580,000	$2,642,816	Citibank N.A.	3/15/2012	($16,252)
	Euro	2,446,500	3,250,359	JPMorgan Chase Bank	3/15/2012	(9,256)
	Euro	2,008,733	2,649,604	Citibank N.A.	5/16/2012	(27,496)
	Euro	10,664,510	14,012,420	UBS AG	5/16/2012	(200,506)
	Pound Sterling	3,743,065	5,918,161	UBS AG	5/16/2012	(33,351)

			$28,473,360			($286,861)

International Equity Index Fund

The Fund used forward foreign currency contracts to gain exposure to foreign currencies. During the six months ended February 29, 2012, the Fund held forward foreign currency contracts with USD notional absolute values ranging from approximately $16.2 million to $16.6 million, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

International Equity Index Fund	BUYS

	Australian Dollar	1,800,000	$1,866,240	The Royal Bank of Scotland PLC	4/27/2012	$51,847
	Canadian Dollar	2,500,000	2,469,136	The Royal Bank of Scotland PLC	4/27/2012	54,452
	Euro	2,400,000	3,121,367	Bank of America N.A.	4/27/2012	76,866
	Hong Kong Dollar	5,000,000	644,463	The Royal Bank of Scotland PLC	4/27/2012	270
	Japanese Yen	375,000,000	4,829,985	The Royal Bank of Scotland PLC	4/27/2012	(214,524)
	Pound Sterling	1,500,000	2,338,125	Bank of America N.A.	4/27/2012	47,248
	Swedish Krona	6,000,000	883,067	Bank of America N.A.	4/27/2012	21,761

			$16,152,383			$37,920

366

DERIVATIVE INSTRUMENTS, CONTINUED

International Opportunities Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the six months ended February 29, 2012, the Fund held forward foreign currency contracts with USD notional absolute values ranging up to approximately $119.6 million, as measured at each quarter end. At February 29, 2012, the Fund held no forward foreign currency contracts.

Investment Quality Bond Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes and to gain exposure to foreign currencies. During the six months ended February 29, 2012, the Fund held forward foreign currency contracts with USD notional absolute values ranging from approximately $19.4 million to $70.2 million, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Investment Quality Bond Fund	BUYS

	Brazilian Real	1,675,000	$979,991	Goldman Sachs	3/2/2012	($4,594)
	Brazilian Real	3,940,000	2,291,269	Royal Bank of Canada	3/2/2012	3,097
	Canadian Dollar	965,000	955,304	Barclays Bank PLC	3/21/2012	19,579
	Canadian Dollar	482,000	481,670	Deutsche Bank AG	3/21/2012	5,266
	Canadian Dollar	483,000	481,536	Goldman Sachs	3/21/2012	6,411
	Mexican Peso	20,708,000	1,592,415	Barclays Bank PLC	3/21/2012	17,832
	Mexican Peso	31,320,000	2,248,385	HSBC Bank	3/21/2012	187,048

			$9,030,570			$234,639

	SELLS

	Australian Dollar	913,000	$955,874	Barclays Bank PLC	3/21/2012	($21,160)
	Australian Dollar	456,000	483,789	Deutsche Bank AG	3/21/2012	(4,194)
	Australian Dollar	456,000	482,179	Goldman Sachs	3/21/2012	(5,803)
	Brazilian Real	1,675,000	964,862	Goldman Sachs	3/2/2012	(10,535)
	Brazilian Real	6,200,000	3,580,735	Royal Bank of Canada	4/3/2012	(20,027)
	Mexican Peso	20,708,000	1,601,688	Goldman Sachs	3/21/2012	(8,559)
	Mexican Peso	31,320,000	2,286,933	Royal Bank of Canada	3/21/2012	(148,500)

			$10,356,060			($218,778)

Mutual Shares Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes and maintain diversity and liquidity of the Fund. During the six months ended February 29, 2012, the Fund held forward foreign currency contracts with USD notional absolute values ranging from approximately $72.8 million to $108.6 million, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Mutual Shares Fund	BUYS

	Euro	1,478,558	$2,019,415	Bank of America N.A.	3/15/2012	($49,446)
	Euro	903,497	1,221,239	Barclays Bank PLC	3/15/2012	(17,457)
	Euro	3,745,150	5,032,576	Deutsche Bank AG	3/15/2012	(42,695)
	Euro	186,603	252,777	HSBC Bank PLC	3/15/2012	(4,155)
	Euro	1,377,510	1,807,518	State Street Bank and Trust Company	3/15/2012	27,818
	Norwegian Krone	258,963	43,898	Deutsche Bank AG	6/19/2012	2,231
	Norwegian Krone	1,118,334	188,701	State Street Bank and Trust Company	6/19/2012	10,505
	Swiss Franc	57,000	63,411	Deutsche Bank AG	8/10/2012	(249)

			$10,629,535			($73,448)

	SELLS

	Euro	19,263,991	$26,221,625	Bank of America N.A.	3/15/2012	$555,090
	Euro	828,366	1,108,093	Barclays Bank PLC	3/15/2012	4,413
	Euro	3,221,183	4,354,964	Deutsche Bank AG	3/15/2012	63,194
	Euro	563,518	760,380	HSBC Bank PLC	3/15/2012	9,573
	Euro	1,138,105	1,480,694	State Street Bank and Trust Company	3/15/2012	(35,669)
	Japanese Yen	41,754,957	542,776	Bank of America N.A.	4/20/2012	28,893
	Japanese Yen	6,338,019	80,535	Deutsche Bank AG	4/20/2012	2,532
	Norwegian Krone	1,515,870	251,680	Deutsche Bank AG	6/19/2012	(18,338)
	Norwegian Krone	87,800	14,654	State Street Bank and Trust Company	6/19/2012	(986)
	Pound Sterling	8,252,972	13,049,827	Barclays Bank PLC	5/21/2012	(71,951)
	Pound Sterling	7,789,630	12,315,406	HSBC Bank PLC	5/21/2012	(69,684)

367

DERIVATIVE INSTRUMENTS, CONTINUED

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Mutual Shares Fund, continued	SELLS

	Swiss Franc	874,577	$959,703	Bank of America N.A.	8/10/2012	($9,419)
	Swiss Franc	906,681	995,259	Deutsche Bank AG	8/10/2012	(9,437)

			$62,135,596			$448,211

Real Return Bond Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the Fund. During the six months ended February 29, 2012, the Fund held forward foreign currency contracts with USD notional absolute values ranging from approximately $157.2 million to $183.5 million, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Real Return Bond Fund	BUYS

	Brazilian Real	817,583	$478,342	HSBC Bank USA	3/2/2012	($2,242)
	Brazilian Real	2,668,735	1,545,301	JPMorgan Chase Bank	3/2/2012	8,774
	Brazilian Real	1,006,286	588,747	Morgan Stanley & Company, Inc.	3/2/2012	(2,760)
	Brazilian Real	844,866	494,305	UBS AG	3/2/2012	(2,317)
	Chinese Yuan Renminbi	14,346,944	2,253,683	Citibank N.A.	6/1/2012	23,104
	Chinese Yuan Renminbi	39,032,780	6,192,239	UBS AG	2/1/2013	3,520
	Euro	4,933,000	6,381,156	Citibank N.A.	4/16/2012	192,205
	Euro	3,910,000	5,182,927	UBS AG	5/17/2012	28,081
	Indian Rupee	414,897,220	8,926,360	JPMorgan Chase Bank	7/12/2012	(694,024)
	Malaysian Ringgit	963,101	311,180	Citibank N.A.	4/23/2012	9,174
	Malaysian Ringgit	9,071,730	2,985,595	UBS AG	4/23/2012	31,908
	Mexican Peso	26,148,210	1,927,382	HSBC Bank USA	3/15/2012	106,840
	Mexican Peso	226,666	17,644	HSBC Bank USA	6/15/2012	(141)
	Pound Sterling	3,706,000	5,677,264	Citibank N.A.	3/12/2012	218,181
	Pound Sterling	385,000	595,626	Deutsche Bank AG London	3/12/2012	16,826
	Pound Sterling	781,000	1,212,955	Morgan Stanley & Company, Inc.	3/12/2012	29,447
	Singapore Dollar	1,301	1,028	UBS AG	5/15/2012	12

			$44,771,734			($33,412)

	SELLS

	Australian Dollar	27,398,000	$29,225,858	Barclays Bank PLC	4/23/2012	$16,993
	Brazilian Real	817,583	435,000	HSBC Bank USA	3/2/2012	(41,100)
	Brazilian Real	2,668,735	1,561,394	JPMorgan Chase Bank	3/2/2012	7,319
	Brazilian Real	1,006,286	535,000	Morgan Stanley & Company, Inc.	3/2/2012	(50,987)
	Brazilian Real	844,866	466,313	UBS AG	3/2/2012	(25,675)
	Brazilian Real	2,668,735	1,534,814	JPMorgan Chase Bank	4/3/2012	(7,852)
	Canadian Dollar	4,483,000	4,465,229	Barclays Bank PLC	3/22/2012	(63,589)
	Euro	39,636,000	52,486,982	Barclays Bank PLC	5/17/2012	(337,443)
	Indian Rupee	296,377,833	5,721,440	Barclays Capital	7/12/2012	(159,250)
	Indian Rupee	18,217,251	328,950	Deutsche Bank AG London	7/12/2012	(32,514)
	Indian Rupee	10,875,150	195,000	Goldman Sachs International	7/12/2012	(20,783)
	Indian Rupee	22,149,960	402,000	HSBC Bank USA	7/12/2012	(37,497)
	Indian Rupee	67,276,500	1,280,000	JPMorgan Chase Bank	7/12/2012	(54,891)
	Japanese Yen	88,742,000	1,166,557	UBS AG	3/16/2012	74,749
	Malaysian Ringgit	1,676,694	524,020	Barclays Capital	4/23/2012	(33,694)
	Malaysian Ringgit	1,999,643	625,000	Deutsche Bank AG London	4/23/2012	(40,135)
	Malaysian Ringgit	704,220	220,000	HSBC Bank USA	4/23/2012	(14,243)
	Malaysian Ringgit	5,654,290	1,770,000	JPMorgan Chase Bank	4/23/2012	(110,770)
	Mexican Peso	5,684,666	417,779	HSBC Bank USA	3/15/2012	(24,464)
	Mexican Peso	20,463,545	1,469,000	UBS AG	3/15/2012	(122,978)
	Pound Sterling	11,181,000	17,534,377	JPMorgan Chase Bank	3/12/2012	(252,178)

			$122,364,713			($1,330,982)

368

DERIVATIVE INSTRUMENTS, CONTINUED

Spectrum Income Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes and gain exposure to foreign currencies. During the six months ended February 29, 2012, the Fund held forward foreign currency contracts with USD notional absolute values ranging from approximately $93.8 million to $99.7 million, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Spectrum Income Fund	BUYS

	Australian Dollar	708,264	$752,271	Morgan Stanley & Company International	5/16/2012	$828
	Australian Dollar	48,538	52,000	State Street Bank London	5/16/2012	(390)
	Brazilian Real	3,515,000	2,053,154	The Royal Bank of Scotland PLC	3/2/2012	(6,277)
	Canadian Dollar	970,000	959,370	Royal Bank of Canada	4/20/2012	19,932
	Canadian Dollar	930,280	930,118	Morgan Stanley & Company International	5/16/2012	8,523
	Canadian Dollar	55,250	56,000	State Street Bank London	5/16/2012	(254)
	Chilean Peso	100,415,700	820,000	Credit Suisse London	5/16/2012	2,196
	Chinese Yuan Renminbi	3,892,272	619,000	Citibank NA	5/3/2012	(1,127)
	Chinese Yuan Renminbi	3,887,838	618,000	JPMorgan Chase Bank	5/17/2012	(922)
	Chinese Yuan Renminbi	3,355,000	533,302	Standard Chartered Bank	5/17/2012	(796)
	Chinese Yuan Renminbi	5,205,000	814,172	Standard Chartered Bank	6/20/2012	11,855
	Chinese Yuan Renminbi	6,575,000	103,022	Deutsche Bank AG London	6/25/2012	13,220
	Chinese Yuan Renminbi	8,212,435	1,285,000	Standard Chartered Bank	6/25/2012	18,325
	Chinese Yuan Renminbi	5,275,000	829,142	Credit Suisse London Branch	9/28/2012	8,111
	Czech Koruna	4,425,181	233,185	Deutsche Bank AG	5/16/2012	3,549
	Danish Krone	321,826	57,051	State Street Bank London	5/16/2012	651
	Euro	100,000	132,576	Deutsche Bank AG	3/9/2012	657
	Euro	51,449	65,570	State Street Bank London	3/9/2012	2,978
	Euro	61,000	79,743	The Royal Bank of Scotland PLC	3/9/2012	1,529
	Euro	445,010	596,000	Citibank International PLC	5/16/2012	(2,921)
	Euro	882,080	1,169,770	Deutsche Bank AG London	5/16/2012	5,805
	Euro	89,003	118,000	JPMorgan Chase Bank	5/16/2012	617
	Euro	2,296,673	3,094,073	Morgan Stanley & Company International	5/16/2012	(33,225)
	Euro	523,326	704,329	State Street Bank London	5/16/2012	(6,876)
	Euro	425,000	570,240	Barclays Capital	5/21/2012	(3,813)
	Hungarian Forint	10,991,215	49,060	State Street Bank London	5/16/2012	1,208
	Indonesian Rupiah	3,682,410,000	397,239	Bank of America Merrill Lynch	3/22/2012	10,252
	Indonesian Rupiah	2,020,380,000	223,000	Standard Chartered Bank	4/20/2012	(69)
	Japanese Yen	402,985,341	5,247,000	Merrill Lynch International	5/16/2012	(286,146)
	Japanese Yen	403,218,475	5,167,480	Royal Bank of Canada	5/16/2012	(203,757)
	Japanese Yen	3,397,128	42,000	State Street Bank London	5/16/2012	(180)
	Malaysian Ringgit	4,480,000	1,405,204	Morgan Stanley & Company, Inc.	3/21/2012	88,356
	Malaysian Ringgit	1,296,840	404,000	JPMorgan Chase Bank	3/22/2012	28,315
	Malaysian Ringgit	1,937,080	632,000	State Street Bank London	3/22/2012	13,745
	Mexican Peso	1,882,382	146,683	Citibank International PLC	5/16/2012	(960)
	Norwegian Krone	2,630,000	462,869	Credit Suisse Securities, Ltd.	5/7/2012	6,398
	Norwegian Krone	3,400,000	582,746	JPMorgan Chase Bank	5/7/2012	23,912
	Norwegian Krone	9,025,126	1,570,652	Goldman Sachs International	5/16/2012	39,117
	Philippine Peso	20,055,450	473,229	Citibank N.A.	5/16/2012	(6,487)
	Polish Zloty	3,030,000	946,219	Goldman Sachs International	5/16/2012	24,315
	Polish Zloty	353,178	114,140	State Street Bank London	5/16/2012	(1,014)
	Pound Sterling	295,000	462,616	Deutsche Bank AG	3/5/2012	6,689
	Pound Sterling	11,675	18,399	State Street Bank London	4/10/2012	169
	Pound Sterling	26,171	41,000	JPMorgan Chase Bank	5/16/2012	611
	Pound Sterling	321,799	510,692	State Street Bank London	5/16/2012	971
	Russian Ruble	14,000,000	464,083	Morgan Stanley & Company, Inc.	3/16/2012	14,498
	Russian Ruble	12,903,240	397,084	Morgan Stanley & Company, Inc.	3/23/2012	43,605
	Russian Ruble	18,650,704	608,000	Barclays Bank PLC	5/16/2012	24,455
	Russian Ruble	16,165,000	529,306	Deutsche Bank AG London	5/17/2012	18,790
	Singapore Dollar	399,062	316,139	Merrill Lynch International	5/16/2012	2,987
	South Korean Won	1,088,596,000	934,417	Morgan Stanley & Company, Inc.	4/17/2012	38,054
	South Korean Won	47,418,000	42,000	Standard Chartered Bank	4/17/2012	360
	South Korean Won	876,905,000	778,502	The Royal Bank of Scotland PLC	5/7/2012	4,291
	Swedish Krona	227,164	34,000	JPMorgan Chase Bank	5/16/2012	234
	Swedish Krona	4,364,974	651,537	Morgan Stanley & Company International	5/16/2012	6,278
	Swiss Franc	1,485,516	1,624,580	Credit Suisse Securities, Ltd.	5/16/2012	18,933
	Thailand Baht	13,999,175	451,000	JPMorgan Chase Bank	5/16/2012	9,351
	Thailand Baht	12,161,000	393,369	Standard Chartered Bank	5/16/2012	6,535
	Turkish Lira	1,253,283	695,014	Barclays Capital	5/16/2012	10,964

			$44,060,347			($13,045)

369

DERIVATIVE INSTRUMENTS, CONTINUED

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Spectrum Income Fund, continued	SELLS

	Australian Dollar	470,000	$484,629	State Street Bank London	4/23/2012	($16,436)
	Australian Dollar	111,627	119,000	JPMorgan Chase Bank	5/16/2012	307
	Brazilian Real	3,515,000	1,860,379	Citibank NA	3/2/2012	(186,498)
	Brazilian Real	10,936,634	6,208,000	JPMorgan Chase Bank	5/16/2012	(54,132)
	Brazilian Real	126,728	73,000	State Street Bank London	5/16/2012	438
	Brazilian Real	3,695,000	2,116,023	The Royal Bank of Scotland PLC	6/4/2012	8,389
	Canadian Dollar	193,155	193,000	JPMorgan Chase Bank	5/16/2012	(1,896)
	Chinese Yuan Renminbi	258,464	41,000	State Street Bank London	5/17/2012	(23)
	Chinese Yuan Renminbi	3,860,000	602,626	Credit Suisse London Branch	6/20/2012	(9,951)
	Chinese Yuan Renminbi	1,095,000	171,120	Deutsche Bank AG London	6/20/2012	(2,654)
	Chinese Yuan Renminbi	250,000	39,277	State Street Bank London	6/20/2012	(397)
	Chinese Yuan Renminbi	6,575,000	1,025,981	Standard Chartered Bank	6/25/2012	(17,480)
	Chinese Yuan Renminbi	5,275,000	822,292	Standard Chartered Bank	9/28/2012	(14,962)
	Danish Krone	325,440	58,000	JPMorgan Chase Bank	5/16/2012	(350)
	Danish Krone	155,334	28,000	State Street Bank London	5/16/2012	149
	Euro	118,852	158,412	Bank of America Merrill Lynch	3/9/2012	63
	Euro	112,000	142,507	Deutsche Bank AG	3/9/2012	(6,714)
	Euro	94,146	123,392	JPMorgan Chase Bank	3/9/2012	(2,042)
	Euro	173,831	224,218	State Street Bank London	3/9/2012	(7,382)
	Euro	171,000	226,563	The Royal Bank of Scotland PLC	3/9/2012	(1,266)
	Euro	4,472,000	5,995,879	The Royal Bank of Scotland PLC	3/9/2012	37,694
	Euro	418,000	551,338	UBS AG London	3/9/2012	(5,577)
	Euro	4,103,614	5,420,448	Barclays Capital	5/16/2012	(48,567)
	Euro	161,422	210,000	Citibank International PLC	5/16/2012	(5,133)
	Euro	105,658	138,250	Merrill Lynch International	5/16/2012	(2,563)
	Euro	5,492,664	7,265,885	State Street Bank London	5/16/2012	(54,359)
	Euro	340,000	3,171,457	Deutsche Bank AG London	5/21/2012	(27,185)
	Hungarian Forint	8,806,000	39,841	JPMorgan Chase Bank	5/16/2012	(433)
	Indonesian Rupiah	3,682,410,000	399,394	Morgan Stanley & Company, Inc.	3/22/2012	(8,098)
	Japanese Yen	44,030,000	562,569	Standard Chartered Bank	5/2/2012	20,627
	Japanese Yen	39,290,000	515,911	UBS AG London	5/2/2012	32,312
	Japanese Yen	22,364,688	284,000	Barclays Capital	5/16/2012	8,685
	Japanese Yen	38,438,355	489,000	JPMorgan Chase Bank	5/16/2012	15,814
	Japanese Yen	31,702,582	399,227	Merrill Lynch International	5/16/2012	8,960
	Japanese Yen	121,155,510	1,505,000	State Street Bank London	5/16/2012	13,544
	Malaysian Ringgit	2,220,000	691,051	Barclays Bank	3/21/2012	(49,062)
	Malaysian Ringgit	775,915	245,000	JPMorgan Chase Bank	3/22/2012	(13,659)
	Malaysian Ringgit	351,051	116,000	State Street Bank London	3/22/2012	(1,026)
	Mexican Peso	16,585,000	1,301,805	UBS AG London	5/2/2012	16,415
	Mexican Peso	15,700,069	1,223,414	Citibank International PLC	5/16/2012	8,008
	Mexican Peso	2,101,432	162,000	State Street Bank London	5/16/2012	(680)
	Norwegian Krone	573,681	102,000	JPMorgan Chase Bank	5/16/2012	(325)
	Polish Zloty	2,832,606	884,576	Goldman Sachs International	5/16/2012	(22,731)
	Polish Zloty	1,429,174	445,529	JPMorgan Chase Bank	5/16/2012	(12,247)
	Polish Zloty	125,440	40,000	State Street Bank London	5/16/2012	(179)
	Pound Sterling	295,000	455,616	Bank of America Merrill Lynch	3/5/2012	(13,690)
	Pound Sterling	14,000	21,845	State Street Bank London	4/10/2012	(420)
	Pound Sterling	193,000	301,651	UBS AG London	4/10/2012	(5,305)
	Pound Sterling	320,000	494,336	Morgan Stanley & Company, Inc.	4/23/2012	(14,558)
	Pound Sterling	376,286	596,000	Citibank International PLC	5/16/2012	(2,299)
	Pound Sterling	351,789	557,000	State Street Bank London	5/16/2012	(2,348)
	Pound Sterling	659,723	1,036,086	The Royal Bank of Scotland PLC	5/16/2012	(12,879)
	Pound Sterling	350,000	554,030	Barclays Capital	5/31/2012	(2,406)
	Russian Ruble	12,467,000	383,659	Morgan Stanley & Company, Inc.	3/23/2012	(42,131)
	Russian Ruble	1,835,820	63,000	State Street Bank London	3/23/2012	301
	South African Rand	1,450,993	185,274	Royal Bank of Canada	5/16/2012	(5,814)
	South African Rand	152,658	20,000	State Street Bank London	5/16/2012	(104)
	South Korean Won	129,127,800	114,000	State Street Bank London	4/17/2012	(1,353)
	Swedish Krona	350,575	53,000	State Street Bank London	5/16/2012	167
	Swiss Franc	54,824	61,000	State Street Bank London	5/16/2012	345
	Thailand Baht	1,069,250	35,000	State Street Bank London	5/16/2012	(161)

			$51,808,490			($505,257)

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Total Return Fund

The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the Fund. During the six months ended February 29, 2012, the Fund held forward foreign currency contracts with USD notional absolute values ranging from approximately $828.7 million to $1.2 billion, as measured at each quarter end.

		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Total Return Fund	BUYS

	Brazilian Real	12,030,110	$7,038,445	Barclays Capital	3/2/2012	($32,994)
	Brazilian Real	2,622,450	1,534,314	Goldman Sachs International	3/2/2012	(7,192)
	Brazilian Real	47,124,560	26,154,860	JPMorgan Chase Bank	3/2/2012	1,287,014
	Brazilian Real	14,162,555	8,286,072	Morgan Stanley & Company, Inc.	3/2/2012	(38,843)
	Brazilian Real	18,309,445	10,712,289	UBS AG	3/2/2012	(50,216)
	Chinese Yuan Renminbi	21,756,900	3,400,000	Barclays Capital	6/1/2012	52,709
	Chinese Yuan Renminbi	17,882,770	2,800,000	Citibank N.A.	6/1/2012	37,904
	Chinese Yuan Renminbi	36,398,200	5,700,000	HSBC Bank USA	6/1/2012	76,208
	Chinese Yuan Renminbi	45,313,650	7,100,000	JPMorgan Chase Bank	6/1/2012	91,045
	Chinese Yuan Renminbi	5,095,600	800,000	Morgan Stanley & Company, Inc.	6/1/2012	8,646
	Chinese Yuan Renminbi	3,205,500	500,000	Royal Bank of Scotland PLC	6/1/2012	8,696
	Chinese Yuan Renminbi	60,088,728	9,448,656	Citibank N.A.	10/15/2012	87,864
	Chinese Yuan Renminbi	5,681,700	900,000	Citibank N.A.	2/1/2013	1,869
	Chinese Yuan Renminbi	2,524,000	400,000	Goldman Sachs International	2/1/2013	640
	Euro	40,875,000	54,147,113	HSBC Bank USA	3/2/2012	310,628
	Euro	8,385,000	10,931,081	Deutsche Bank AG London	4/16/2012	242,167
	Euro	3,564,000	4,718,212	JPMorgan Chase Bank	4/16/2012	30,918
	Euro	953,000	1,221,700	Royal Bank of Canada	4/16/2012	48,199
	Indian Rupee	380,092,000	8,216,429	UBS AG	7/12/2012	(674,693)
	Indonesian Rupiah	59,016,459,500	6,531,982	HSBC Bank USA	7/2/2012	(66,427)
	Japanese Yen	91,250,000	1,146,335	Barclays Bank PLC	4/27/2012	(23,240)
	Japanese Yen	730,000,000	9,204,435	Citibank N.A.	4/27/2012	(219,672)
	Japanese Yen	365,000,000	4,586,090	Deutsche Bank AG London	4/27/2012	(93,708)
	Japanese Yen	638,750,000	8,057,061	JPMorgan Chase Bank	4/27/2012	(195,394)
	Japanese Yen	365,000,000	4,587,012	UBS AG	4/27/2012	(94,630)
	Japanese Yen	645,000,000	8,213,108	Barclays Bank PLC	5/14/2012	(273,157)
	Japanese Yen	645,000,000	8,214,049	Deutsche Bank AG London	5/14/2012	(274,098)
	Japanese Yen	790,000,000	10,072,291	UBS AG	5/14/2012	(347,389)
	Malaysian Ringgit	13,048,696	4,296,574	UBS AG	4/23/2012	43,775
	Mexican Peso	520,989,711	40,425,399	Barclays Bank PLC	3/15/2012	105,432
	Mexican Peso	1,362,305	99,192	Deutsche Bank AG London	3/15/2012	6,790
	Mexican Peso	4,909,203	350,654	HSBC Bank USA	3/15/2012	31,262
	Philippine Peso	73,500,000	1,694,191	Citibank N.A.	3/15/2012	23,289
	Philippine Peso	18,000,000	413,674	HSBC Bank USA	3/15/2012	6,933
	Philippine Peso	261,359,627	6,009,666	JPMorgan Chase Bank	3/15/2012	97,544
	Philippine Peso	19,519,873	448,269	Morgan Stanley & Company, Inc.	3/15/2012	7,853
	Pound Sterling	25,270,000	39,964,505	HSBC Bank USA	3/2/2012	237,539

			$318,323,658			$453,271

	SELLS

	Australian Dollar	4,966,000	$5,289,386	Citibank N.A.	4/23/2012	($4,841)
	Brazilian Real	12,030,110	6,800,000	Barclays Capital	3/2/2012	(205,450)
	Brazilian Real	2,622,450	1,500,000	Goldman Sachs International	3/2/2012	(27,122)
	Brazilian Real	47,124,560	27,571,121	JPMorgan Chase Bank	3/2/2012	129,246
	Brazilian Real	14,162,555	8,000,000	Morgan Stanley & Company, Inc.	3/2/2012	(247,229)
	Brazilian Real	18,309,445	10,379,000	UBS AG	3/2/2012	(283,073)
	Brazilian Real	24,518,161	14,100,621	JPMorgan Chase Bank	4/3/2012	(72,135)
	Canadian Dollar	11,332,000	11,349,194	Citibank N.A.	3/22/2012	(98,622)
	Canadian Dollar	20,630,000	20,669,789	Credit Suisse	3/22/2012	(171,055)
	Canadian Dollar	8,802,000	8,806,579	Royal Bank of Canada	3/22/2012	(85,379)
	Canadian Dollar	20,630,000	20,619,896	UBS AG	3/22/2012	(220,948)
	Chinese Yuan Renminbi	8,266,750	1,300,000	Barclays Capital	6/1/2012	(11,891)
	Chinese Yuan Renminbi	33,331,700	5,300,000	Citibank N.A.	6/1/2012	10,429
	Chinese Yuan Renminbi	1,916,100	300,000	Credit Suisse	6/1/2012	(4,075)
	Chinese Yuan Renminbi	3,147,750	500,000	Deutsche Bank AG London	6/1/2012	468
	Chinese Yuan Renminbi	15,793,700	2,500,000	HSBC Bank USA	6/1/2012	(6,380)
	Chinese Yuan Renminbi	12,055,700	1,900,000	JPMorgan Chase Bank	6/1/2012	(13,178)
	Chinese Yuan Renminbi	1,888,800	300,000	Morgan Stanley & Company, Inc.	6/1/2012	257
	Chinese Yuan Renminbi	23,300,450	3,700,000	UBS AG	6/1/2012	2,338
	Euro	23,813,000	30,864,696	Barclays Bank PLC	3/2/2012	(861,351)
	Euro	7,108,000	9,254,218	Citibank N.A.	3/2/2012	(215,767)

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		PRINCIPAL	PRINCIPAL
		AMOUNT	AMOUNT			UNREALIZED
		COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
FUND	CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Total Return Fund, continued	SELLS

	Euro	9,954,000	$12,943,634	UBS AG	3/2/2012	($318,075)
	Euro	40,875,000	54,152,835	HSBC Bank USA	4/3/2012	(310,887)
	Euro	12,834,000	16,451,263	Barclays Bank PLC	4/16/2012	(650,403)
	Euro	12,264,000	15,768,007	Citibank N.A.	4/16/2012	(574,118)
	Euro	30,279,000	38,849,471	Deutsche Bank AG London	4/16/2012	(1,498,148)
	Euro	1,410,000	1,791,208	Royal Bank of Canada	4/16/2012	(87,657)
	Euro	23,198,000	29,541,527	UBS AG	4/16/2012	(1,370,460)
	Indian Rupee	56,012,000	1,100,000	Deutsche Bank AG London	7/12/2012	(11,383)
	Indian Rupee	324,080,000	6,354,057	JPMorgan Chase Bank	7/12/2012	(76,295)
	Indonesian Rupiah	3,732,000,000	400,214	Barclays Capital	7/2/2012	(8,645)
	Indonesian Rupiah	343,919,500	36,961	Goldman Sachs International	7/2/2012	(717)
	Indonesian Rupiah	23,852,000,000	2,561,893	HSBC Bank USA	7/2/2012	(51,215)
	Indonesian Rupiah	31,088,540,000	3,300,270	UBS AG	7/2/2012	(105,639)
	Japanese Yen	534,926,058	6,886,499	Barclays Bank PLC	4/27/2012	302,686
	Japanese Yen	713,234,744	9,180,876	Citibank N.A.	4/27/2012	402,459
	Japanese Yen	376,455,677	4,843,244	Credit Suisse	4/27/2012	209,867
	Japanese Yen	713,234,744	9,180,758	Deutsche Bank AG London	4/27/2012	402,340
	Japanese Yen	356,617,372	4,590,852	JPMorgan Chase Bank	4/27/2012	201,643
	Japanese Yen	165,531,405	2,130,762	UBS AG	4/27/2012	93,418
	Japanese Yen	2,080,000,000	27,061,487	UBS AG	5/14/2012	1,456,682
	Malaysian Ringgit	13,048,696	4,216,057	Citibank N.A.	4/23/2012	(124,292)
	Mexican Peso	444,541,169	32,576,665	Citibank N.A.	3/15/2012	(2,006,788)
	Mexican Peso	23,931,450	1,800,000	HSBC Bank USA	3/15/2012	(61,767)
	Mexican Peso	26,742,000	2,000,000	Morgan Stanley & Company, Inc.	3/15/2012	(80,416)
	Mexican Peso	32,046,600	2,400,000	UBS AG	3/15/2012	(93,092)
	Mexican Peso	505,965,369	39,039,935	Barclays Bank PLC	6/15/2012	(31,245)
	Philippine Peso	271,381,000	6,344,705	Barclays Capital	3/15/2012	3,325
	Philippine Peso	9,000,000	202,596	Citibank N.A.	3/15/2012	(7,707)
	Philippine Peso	12,855,000	300,000	Goldman Sachs International	3/15/2012	(384)
	Philippine Peso	79,143,500	1,800,000	JPMorgan Chase Bank	3/15/2012	(49,352)
	Pound Sterling	12,085,000	18,941,351	Barclays Bank PLC	3/2/2012	(284,676)
	Pound Sterling	2,749,000	4,275,061	Citibank N.A.	3/2/2012	(98,324)
	Pound Sterling	10,436,000	16,251,279	Morgan Stanley & Company, Inc.	3/2/2012	(351,354)
	Pound Sterling	25,270,000	39,955,789	HSBC Bank USA	4/3/2012	(236,865)
	Singapore Dollar	4,436,181	3,555,829	Deutsche Bank AG London	5/15/2012	8,284

			$611,789,585			($7,794,958)

Options There are two types of options, a put option and a call option. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase a Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease a Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of assets and liabilities.

Options listed on an exchange are valued at their closing price. If no closing price is available, then they are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. When a Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Fund realizes a loss equal to the cost of the option. If a Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If a Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When a Fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the Fund.

During the six months ended February 29, 2012, the Funds used purchased options for the following reasons: Global Bond Fund used purchased put and call options to manage against anticipated currency exchange rates, manage against anticipated interest rate changes and maintain diversity and liquidity of the Fund. Health Sciences Fund used purchased put and call options to manage against anticipated changes in securities markets and to gain exposure to certain securities. High Yield Fund used purchased put and call options to manage against potential credit events. Real Return Bond Fund and Total Return Fund used purchased put and call options to manage against anticipated interest rate changes and maintain diversity and liquidity of the Funds. Redwood Fund used purchased put and call options to manage against

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anticipated changes in securities markets. The following table summarizes the approximate range of market values of purchased options held by the Funds during the six months ended February 29, 2012, as measured at each quarter end.

Fund	Market Value Range

Global Bond Fund	$16 to $244,000
Health Sciences Fund	up to $116,000
High Yield Fund	up to $2,200,000
Real Return Bond Fund	$2,000 to $159,000
Redwood Fund	up to $402,000
Total Return Fund	up to $281,000

The following tables summarize the Funds’ written options activities during the six months ended February 29, 2012. In addition, the tables detail how the Funds used written option contracts during the six months ended February 29, 2012.

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED
Capital Appreciation Value Fund

Outstanding, beginning of period	—	—
Options written	13,741	$2,099,331
Options closed	(2,000)	(360,333)
Options exercised	—	—
Options expired	—	—
Outstanding, end of period	11,741	$1,738,998

Global Bond Fund

Outstanding, beginning of period	166,800,655	$1,840,499
Options written	146,065,331	1,333,913
Option closed	(87,200,470)	(1,115,104)
Options exercised	—	—
Options expired	(36,865,516)	(686,494)
Outstanding, end of period	188,800,000	$1,372,814

Health Sciences Fund

Outstanding, beginning of period	—	—
Options written	6,199	$3,350,845
Option closed	(366)	(121,034)
Options exercised	—	—
Options expired	(395)	(83,675)
Outstanding, end of period	5,438	$3,146,136

High Yield Fund

Outstanding, beginning of year	—	—
Options written	245,415,600	$4,204,289
Options closed	(39,400,000)	(453,100)
Options exercised	—	—
Options expired	—	—
Outstanding, end of year	206,015,600	$3,751,189

Mutual Shares Fund

Outstanding, beginning of period	—	—
Options written	178	$34,050
Option closed	(9)	(18,225)
Options exercised	—	—
Options expired	(169)	(15,825)
Outstanding, end of period	—	—

Real Return Bond Fund

Outstanding, beginning of period	251,900,074	$2,157,842
Options written	129,000,000	556,812
Option closed	(56,200,000)	(556,812)
Options exercised	—	—
Options expired	(78,300,074)	(707,320)
Outstanding, end of period	246,400,000	$1,450,522

Redwood Fund

Outstanding, beginning of period	—	—
Options written	305,371	$241,448,158
Option closed	(176,404)	(140,134,100)
Options exercised	(7,332)	(3,260,199)
Options expired	—	—
Outstanding, end of period	121,635	$98,053,859

373

DERIVATIVE INSTRUMENTS, CONTINUED

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED
Total Return Fund

Outstanding, beginning of period	1,224,200,787	$8,253,924
Options written	513,800,000	3,223,245
Options closed	(334,700,000)	(712,366)
Options exercised	—	—
Options expired	(387,400,447)	(2,129,171)
Outstanding, end of period	1,015,900,340	$8,635,632

Value & Restructuring Fund

Outstanding, beginning of period	235	$19,695
Options written	18	7,265
Option closed	(18)	(7,265)
Options exercised	—	—
Options expired	(235)	(19,695)
Outstanding, end of period	—	—

Options on Securities

Capital Appreciation Value Fund

The Fund used written options to gain exposure to certain securities.

		EXERCISE	EXPIRATION	NUMBER OF
FUND	NAME OF ISSUER	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

Capital Appreciation
Value Fund	CALLS

	Microsoft Corp.	$30.00	Jan 2013	1,273	$189,674	($455,734)
	Pfizer, Inc.	22.50	Jan 2013	5,109	609,594	(454,701)
	PepsiCo, Inc.	72.50	Jan 2013	166	27,399	(8,134)
	PepsiCo, Inc.	70.00	Jan 2013	168	41,863	(13,776)
	Texas Instruments, Inc.	40.00	Jan 2013	646	54,928	(57,817)
	Philip Morris International	85.00	Jan 2013	358	88,136	(155,730)
	Procter & Gamble Company	70.00	Jan 2013	402	72,427	(91,254)
	Dell, Inc.	17.50	Jan 2013	2,277	293,727	(441,738)
	Ingersoll Rand PLC	40.00	Jan 2013	983	315,229	(476,755)
	Philip Morris International	90.00	Jan 2013	359	46,021	(87,237)

				11,741	$1,738,998	($2,242,876)

Health Sciences Fund

The Fund used written options to manage against anticipated changes in securities and to gain exposure to certain securities.

		EXERCISE	EXPIRATION	NUMBER OF
FUND	NAME OF ISSUER	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

Health Sciences Fund	CALLS

	Alexion Pharmaceuticals, Inc.	$95.00	May 2012	24	$3,967	($3,240)
	Alexion Pharmaceuticals, Inc.	85.00	May 2012	38	10,398	(17,860)
	Alexion Pharmaceuticals, Inc.	80.00	May 2012	26	6,747	(19,760)
	Alexion Pharmaceuticals, Inc.	85.00	Aug 2012	50	24,100	(36,000)
	Allergan, Inc.	95.00	Apr 2012	13	2,886	(780)
	Allergan, Inc.	100.00	Jul 2012	26	3,302	(2,600)
	Amgen, Inc.	65.00	Apr 2012	25	3,128	(11,375)
	Amgen, Inc.	70.00	Apr 2012	40	3,720	(5,640)
	Amgen, Inc.	72.50	Apr 2012	75	7,875	(5,250)
	Amgen, Inc.	75.00	Jul 2012	75	15,675	(9,150)
	Baxter International, Inc.	62.50	May 2012	38	4,826	(1,311)
	Biogen Idec, Inc.	135.00	Jan 2013	52	41,963	(34,840)
	Celgene Corp.	80.00	Apr 2012	10	1,200	(490)
	Celgene Corp.	85.00	Jan 2013	101	23,433	(34,340)
	Celgene Corp.	90.00	Jan 2013	100	20,357	(18,400)
	Edwards Lifesciences Corp.	95.00	May 2012	41	6,771	(820)
	Gilead Sciences, Inc.	55.00	Aug 2012	50	5,808	(7,450)
	Henry Schein, Inc.	80.00	Jul 2012	25	5,118	(3,812)
	Illumina, Inc.	55.00	Jun 2012	10	4,270	(2,700)
	Intermune, Inc.	20.00	Apr 2012	150	30,347	(4,275)
	Intuitive Surgical, Inc.	550.00	Jan 2013	12	35,963	(53,280)
	McKesson Corp.	95.00	Jan 2013	75	15,775	(18,750)
	Merck & Company, Inc.	40.00	Jan 2013	51	6,579	(8,160)
	Monsanto Company	85.00	Jul 2012	41	12,997	(8,446)
	Monsanto Company	90.00	Jul 2012	51	10,094	(4,896)
	Monsanto Company	90.00	Jan 2013	26	11,752	(8,710)
	Regeneron Pharmaceuticals, Inc.	80.00	May 2012	50	19,788	(141,750)
	Regeneron Pharmaceuticals, Inc.	85.00	May 2012	50	23,480	(122,250)

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DERIVATIVE INSTRUMENTS, CONTINUED

		EXERCISE	EXPIRATION	NUMBER OF
FUND	NAME OF ISSUER	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

Health Sciences Fund,
continued	CALLS

	Regeneron Pharmaceuticals, Inc.	$135.00	Jan 2013	73	$82,518	($70,810)
	SXC Health Solutions Corp.	95.00	Oct 2012	23	2,921	(3,853)
	UnitedHealth Group, Inc.	65.00	Jan 2013	153	21,726	(26,928)
	Valeant Pharmaceuticals International, Inc.	55.00	Apr 2012	47	7,321	(9,259)
	Vertex Pharmaceuticals, Inc.	40.00	Apr 2012	76	14,615	(17,708)
	WellPoint, Inc.	80.00	Jun 2012	25	3,850	(300)
	Zimmer Holdings, Inc.	65.00	Jan 2013	50	10,975	(17,000)
	Zimmer Holdings, Inc.	70.00	Jan 2013	125	19,812	(22,813)

				1,897	$526,057	($755,006)

	PUTS

	Agilent Technologies, Inc.	$45.00	Jan 2013	20	$18,640	($13,650)
	Alexion Pharmaceuticals, Inc.	75.00	May 2012	5	2,360	(1,000)
	Alexion Pharmaceuticals, Inc.	80.00	May 2012	39	18,310	(13,650)
	Alexion Pharmaceuticals, Inc.	85.00	May 2012	15	8,130	(8,130)
	Alexion Pharmaceuticals, Inc.	70.00	May 2012	15	9,593	(1,725)
	Alexion Pharmaceuticals, Inc.	80.00	Aug 2012	39	27,377	(23,790)
	AMERIGROUP Corp.	60.00	Jun 2012	13	13,286	(3,250)
	AMERIGROUP Corp.	70.00	Jan 2013	31	34,327	(32,705)
	Amylin Pharmaceuticals, Inc.	20.00	Jan 2013	21	17,787	(10,815)
	AthenaHealth, Inc.	50.00	Jun 2012	30	22,142	(2,550)
	Baxter International, Inc.	65.00	Jan 2013	39	62,282	(37,147)
	Baxter International, Inc.	60.00	Jan 2013	39	38,492	(24,180)
	Biogen Idec, Inc.	115.00	Jan 2013	73	119,539	(97,820)
	Biogen Idec, Inc.	120.00	Jan 2013	25	45,492	(39,500)
	Catalyst Health Solutions, Inc.	50.00	Jun 2012	15	11,055	(1,275)
	Cooper Companies, Inc.	55.00	May 2012	25	14,550	(1,375)
	Covidien PLC	50.00	Jul 2012	20	11,740	(4,300)
	CVS Caremark Corp.	45.00	Jan 2013	199	107,615	(84,774)
	Davita, Inc.	90.00	Jul 2012	5	4,835	(3,375)
	DENTSPLY International, Inc.	40.00	Apr 2012	61	44,366	(10,980)
	Edwards Lifesciences Corp.	70.00	Jan 2013	30	26,118	(22,650)
	Express Scripts, Inc.	50.00	Jun 2012	15	11,105	(4,200)
	Express Scripts, Inc.	55.00	Jan 2013	47	41,208	(32,195)
	Express Scripts, Inc.	50.00	Jan 2013	28	18,256	(12,740)
	Express Scripts, Inc.	57.50	Jan 2013	47	37,928	(37,928)
	Forest Laboratories, Inc.	35.00	Jan 2013	48	22,655	(20,160)
	Gilead Sciences, Inc.	45.00	Aug 2012	10	4,270	(4,100)
	Gilead Sciences, Inc.	60.00	Jan 2013	39	37,964	(60,060)
	Gilead Sciences, Inc.	55.00	Jan 2013	39	26,207	(44,850)
	Gilead Sciences, Inc.	35.00	Jan 2013	15	7,380	(2,865)
	Human Genome Sciences, Inc.	20.00	Apr 2012	25	21,299	(30,125)
	Humana, Inc.	97.50	Jan 2013	58	86,244	(86,244)
	Humana, Inc.	85.00	Jan 2013	51	61,791	(42,585)
	Idenix Pharmaceuticals, Inc.	12.50	Jul 2012	29	10,063	(7,540)
	Intuitive Surgical, Inc.	400.00	Jan 2013	6	23,981	(11,670)
	Johnson & Johnson	67.50	Jan 2013	69	45,332	(41,745)
	Johnson & Johnson	70.00	Jan 2013	59	48,497	(45,283)
	Maximus, Inc.	40.00	Apr 2012	100	45,603	(8,500)
	Medicis Pharmaceutical Corp.	35.00	Jul 2012	72	28,310	(19,080)
	Merck & Company, Inc.	45.00	Jan 2013	102	85,117	(88,995)
	Monsanto Company	80.00	Jan 2013	15	24,929	(15,600)
	Nuance Communications, Inc.	25.00	Apr 2012	14	7,868	(1,330)
	Nuance Communications, Inc.	30.00	Jan 2013	73	45,048	(46,355)
	Pfizer, Inc.	22.50	Jan 2013	306	82,315	(86,292)
	Pfizer, Inc.	25.00	Jan 2013	411	181,658	(187,005)
	Quest Diagnostics, Inc.	60.00	May 2012	16	10,832	(5,600)
	Quest Diagnostics, Inc.	60.00	Aug 2012	41	21,606	(19,680)
	Quest Diagnostics, Inc.	65.00	Aug 2012	82	71,503	(66,010)
	Regeneron Pharmaceuticals, Inc.	105.00	Mar 2012	34	36,447	(19,040)
	Regeneron Pharmaceuticals, Inc.	90.00	May 2012	59	51,890	(35,105)
	Regeneron Pharmaceuticals, Inc.	105.00	Jan 2013	36	63,885	(73,800)
	Salix Pharmaceuticals Ltd.	45.00	Jul 2012	8	3,976	(2,920)
	Sanofi ADR	41.00	Sep 2012	198	125,346	(116,820)
	St. Jude Medical, Inc.	45.00	Jan 2013	35	31,744	(23,275)
	Stryker Corp.	65.00	Jan 2013	10	15,570	(12,800)
	Stryker Corp.	60.00	Jan 2013	25	28,987	(22,125)
	SXC Health Solutions Corp.	65.00	Jul 2012	26	21,150	(10,140)

375

DERIVATIVE INSTRUMENTS, CONTINUED

		EXERCISE	EXPIRATION	NUMBER OF
FUND	NAME OF ISSUER	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

Health Sciences Fund,
continued	PUTS

	SXC Health Solutions Corp.	$70.00	Oct 2012	48	$44,015	($39,120)
	Teva Pharmaceutical Industries, Ltd.	45.00	Jan 2013	15	13,755	(6,225)
	Teva Pharmaceutical Industries, Ltd.	50.00	Jan 2013	76	68,741	(55,404)
	Teva Pharmaceutical Industries, Ltd.	52.50	Jan 2013	30	26,834	(27,900)
	Teva Pharmaceutical Industries, Ltd.	55.00	Jan 2013	20	21,740	(22,700)
	Thermo Fisher Scientific, Inc.	50.00	Jun 2012	25	20,050	(2,625)
	UnitedHealth Group, Inc.	55.00	Jan 2013	25	19,302	(13,813)
	Valeant Pharmaceuticals International, Inc.	50.00	Apr 2012	45	17,466	(7,875)
	Valeant Pharmaceuticals International, Inc.	47.00	Jan 2013	31	26,101	(17,050)
	Valeant Pharmaceuticals International, Inc.	45.00	Jan 2013	31	23,002	(14,725)
	Vertex Pharmaceuticals, Inc.	45.00	Jan 2013	97	117,077	(111,550)
	Warner Chilcott PLC	20.00	Jan 2013	25	12,425	(11,875)
	Watson Pharmaceuticals, Inc.	60.00	Aug 2012	25	12,545	(12,625)
	Zimmer Holdings, Inc.	70.00	Jan 2013	10	15,470	(11,600)
	Zimmer Holdings, Inc.	65.00	Jan 2013	31	35,556	(24,955)

				3,541	$2,620,079	($2,163,445)

Mutual Shares Fund

The Fund used written options to manage against anticipated changes in securities and to maintain diversity and liquidity of the Fund. At February 29, 2012, the Fund held no options on securities.

Redwood Fund

The Fund used written options to manage against anticipated changes in securities.

		EXERCISE	EXPIRATION	NUMBER OF
FUND	NAME OF ISSUER	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

Redwood Fund	CALLS

	Abercrombie & Fitch Company Class A	$38.00	May 2012	977	$1,286,662	($859,760)
	Aetna, Inc.	40.00	Jan 2013	2,647	2,255,136	(2,362,447)
	Allergan, Inc.	82.50	Mar 2012	691	322,674	(494,065)
	Apple, Inc.	345.00	Jul 2012	519	4,077,385	(10,322,910)
	AT&T, Inc.	25.00	Jan 2013	39	16,652	(22,035)
	Avon Products, Inc.	15.00	Oct 2012	2,147	871,614	(891,005)
	Baxter International, Inc.	50.00	Jan 2013	1,360	1,172,264	(1,292,000)
	Broadcom Corp. Class A	30.00	Jan 2013	1,741	1,678,249	(1,594,756)
	Cameron International Corp.	38.00	Jan 2013	1,574	2,228,706	(3,179,480)
	Carnival Corp.	30.00	Jan 2013	2,215	1,596,844	(775,250)
	CBS Corp. Class B	20.00	Jan 2013	3,263	2,492,810	(3,475,095)
	Citigroup, Inc.	20.00	Jan 2013	2,267	2,679,487	(3,278,082)
	Citrix Systems, Inc.	55.00	Jan 2013	856	1,585,261	(2,024,440)
	Coach, Inc.	50.00	Jan 2013	1,392	2,527,664	(3,660,960)
	Consol Energy, Inc.	30.00	Jan 2013	1,524	1,915,594	(1,341,120)
	Danaher Corp.	40.00	Jan 2013	1,733	1,919,963	(2,660,155)
	Deckers Outdoor Corp.	65.00	Jan 2013	881	3,826,421	(1,603,420)
	Eaton Corp.	37.50	Jan 2013	1,282	1,329,377	(2,051,200)
	Ensco PLC SADR	39.00	Jun 2012	1,529	2,212,386	(3,019,775)
	EOG Resources, Inc.	85.00	Jan 2013	544	1,377,368	(1,833,280)
	Estee Lauder Companies Class A	47.50	Jul 2012	1,455	1,421,472	(1,753,275)
	Express Scripts, Inc.	37.50	Jun 2012	1,471	941,078	(2,394,052)
	Ford Motor Company	11.00	Sep 2012	2,650	431,877	(500,850)
	Ford Motor Company	10.00	Jan 2013	7,321	2,247,324	(2,108,448)
	Freeport McMoRan Copper & Gold, Inc.	23.00	Jan 2013	1,672	2,519,618	(3,364,900)
	Guess?, Inc.	26.00	Jun 2012	1,514	752,406	(1,430,730)
	HCA Holdings, Inc.	20.50	Jan 2013	3,909	2,970,840	(3,068,565)
	Hertz Global Holdings, Inc.	11.00	Jun 2012	5,387	1,411,235	(2,020,125)
	Hewlett Packard Company	21.00	May 2012	2,635	2,034,512	(1,217,370)
	Intel Corp.	22.50	Jan 2013	1,935	739,108	(1,015,875)
	International Paper Company	23.00	Jan 2013	2,951	2,160,024	(3,718,260)
	JPMorgan Chase & Company	33.00	Jun 2012	1,300	795,553	(910,000)
	JPMorgan Chase & Company	23.00	Jan 2013	2,224	2,528,702	(3,714,080)
	Juniper Networks, Inc.	17.50	Jan 2013	1,521	847,143	(1,117,935)
	Las Vegas Sands Corp.	30.00	Jan 2013	2,768	5,053,004	(7,238,320)
	Microsoft Corp.	27.00	Apr 2012	883	142,174	(419,425)
	Microsoft Corp.	23.00	Jul 2012	25	11,237	(22,125)
	National Oilwell Varco, Inc.	60.00	Aug 2012	1,198	2,121,588	(2,977,030)
	NetApp, Inc.	30.00	Jun 2012	1,538	1,276,481	(2,053,230)
	Oracle Corp.	22.00	Jun 2012	3,106	3,096,552	(2,313,970)
	Oracle Corp.	25.00	Jan 2013	1,457	716,794	(845,060)

376

DERIVATIVE INSTRUMENTS, CONTINUED

		EXERCISE	EXPIRATION	NUMBER OF
FUND	NAME OF ISSUER	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

Redwood Fund, continued	CALLS

	Potash Corp. of Saskatchewan	$40.00	Mar 2012	1,720	$1,579,103	($1,169,600)
	Schlumberger, Ltd.	52.50	Jan 2013	1,797	3,594,067	(5,067,540)
	Southwestern Energy Company	30.00	Jun 2012	2,024	1,086,817	(931,040)
	Suncor Energy, Inc.	29.00	Sep 2012	2,297	1,577,954	(1,854,828)
	The Boeing Company	55.00	Jan 2013	742	1,052,415	(1,571,185)
	Tiffany & Company	50.00	Jan 2013	922	1,317,490	(1,588,145)
	Transocean, Ltd.	35.00	Jan 2013	1,700	2,447,061	(3,366,000)
	United Continental Holdings	15.00	Jan 2013	2,742	2,201,979	(2,022,225)
	United States Steel Corp.	23.00	Jul 2012	3,397	2,588,381	(1,851,365)
	U.S. Bancorp	23.00	Jun 2012	3,828	2,100,342	(2,507,340)
	Verizon Communications, Inc.	35.00	Jan 2013	2,651	1,224,679	(1,033,890)
	Western Digital Corp.	30.00	Jan 2013	1,793	1,989,251	(2,097,810)

				103,714	$94,350,778	($116,005,828)

	PUTS

	Abbott Laboratories	$50.00	Aug 2012	1,980	$225,667	($168,300)
	American Express Company	45.00	Jul 2012	3,079	434,055	(329,453)
	Anadarko Petroleum Corp.	70.00	Aug 2012	1,697	520,927	(516,737)
	Caterpillar, Inc.	75.00	Jan 2013	1,320	424,999	(391,380)
	Flowserve Corp.	65.00	Apr 2012	1,134	257,388	(17,010)
	Google, Inc. Class A	500.00	Jan 2013	351	879,932	(733,590)
	Pfizer, Inc.	18.00	Jun 2012	3,144	361,482	(69,168)
	Pfizer, Inc.	17.00	Jun 2012	3,144	267,164	(45,588)
	Qualcomm, Inc.	40.00	Jul 2012	2,072	331,467	(55,944)

				17,921	$3,703,081	($2,327,170)

Value & Restructuring Fund

The Fund used written options as a substitute for securities purchased. At February 29, 2012, the Fund held no options on securities.

Options on Securities (OTC)

Global Bond Fund

The Fund used written options to manage against interest rate changes and maintain diversity and liquidity of the Fund.

			EXERCISE	EXPIRATION	NUMBER OF
FUND	NAME OF ISSUER	COUNTERPARTY	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

Global Bond Fund	PUTS

	FNMA TBA 3.5% March 30-Year	Credit Suisse International	$102.50	Mar 2012	12,000,000	$67,969	($1,096)

					12,000,000	$67,969	($1,096)

Options on Exchange-Traded Futures Contracts

Global Bond Fund

The Fund used written options to manage against anticipated interest rate changes and maintain diversity and liquidity of the Fund. At February 29, 2012, the Fund held no options on exchange-traded futures contracts.

Real Return Bond Fund

The Fund used written options to manage against anticipated interest rate changes and maintain diversity and liquidity of the Fund. At February 29, 2012, the Fund held no options on exchange-traded futures contracts.

Total Return Fund

The Fund used written options to manage against anticipated interest rate changes and maintain diversity and liquidity of the Fund.

		EXERCISE	EXPIRATION	NUMBER
FUND	NAME OF ISSUER	PRICE	DATE	OF CONTRACTS	PREMIUM	VALUE

Total Return Fund	PUTS

	Eurodollar Futures	$99.000	Mar 2012	340	$268,511	($2,125)

				340	$268,511	($2,125)

Foreign Currency Options (OTC)

Global Bond Fund and Real Return Bond Fund used foreign currency options to manage against anticipated currency exchange rate changes. At February 29, 2012, the Funds held no foreign currency options.

Interest Rate Swaptions (OTC)

An interest rate swaption is an option to enter into an interest rate swap.

377

DERIVATIVE INSTRUMENTS, CONTINUED

Global Bond Fund

The Fund used interest rate swaptions to manage against anticipated interest rate changes and maintain diversity and liquidity of the Fund.

				PAY/
				RECEIVE
			FLOATING	FLOATING	EXERCISE	EXPIRATION		NOTIONAL
FUND	NAME OF ISSUER	COUNTERPARTY	RATE INDEX	RATE	RATE	DATE		AMOUNT	PREMIUM	VALUE

Global Bond Fund	CALLS

	1-Year Interest Rate Swap	JPMorgan Chase Bank	3-Month USD LIBOR	Receive	0.80%	Oct 2012	USD	2,600,000	—	($7,589)
	2-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	0.92%	Nov 2012	USD	12,800,000	—	(79,609)

								15,400,000	—	($87,198)

	PUTS

	1-Year Interest Rate Swap	JPMorgan Chase Bank	3-Month USD LIBOR	Receive	0.80%	Oct 2012	USD	2,600,000	—	($1,620)
	2-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	2.25%	Sep 2012	USD	25,900,000	$228,133	(4,305)
	2-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	2.25%	Sep 2012	USD	50,800,000	390,799	(8,443)
	2-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	0.92%	Nov 2012	USD	12,800,000	—	(22,602)
	3-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	3.00%	Jun 2012	USD	10,800,000	109,872	(26)
	3-Year Interest Rate Swap	Barclay’s Bank PLC	3-Month USD LIBOR	Receive	3.00%	Jun 2012	USD	5,000,000	44,795	(12)
	3-Year Interest Rate Swap	Citibank N.A.	3-Month USD LIBOR	Receive	3.00%	Jun 2012	USD	8,100,000	87,856	(19)
	3-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	3.00%	Jun 2012	USD	6,400,000	69,580	(15)
	3-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	2.75%	Jun 2012	USD	6,900,000	71,626	(46)
	3-Year Interest Rate Swap	JPMorgan Chase Bank	3-Month USD LIBOR	Receive	3.00%	Jun 2012	USD	7,500,000	71,053	(18)
	3-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	2.75%	Jun 2012	USD	6,600,000	64,680	(44)
	3-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	3.00%	Jun 2012	USD	7,700,000	85,321	(19)
	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	10.00%	Jul 2012	USD	6,600,000	39,600	(1)

								157,700,000	$1,263,315	($37,170)

Real Return Bond Fund

The Fund used interest rate swaptions to manage against anticipated interest rate changes and maintain diversity and liquidity of the Fund.

				PAY/
				RECEIVE
			FLOATING	FLOATING	EXERCISE	EXPIRATION		NOTIONAL
FUND	NAME OF ISSUER	COUNTERPARTY	RATE INDEX	RATE	RATE	DATE		AMOUNT	PREMIUM	VALUE

Real Return
Bond Fund	CALLS

	1-Year Interest Rate Swap	Goldman Sachs International	3-Month USD LIBOR	Receive	0.80%	Oct 2012	USD	5,400,000	—	($15,762)
	1-Year Interest Rate Swap	JPMorgan Chase Bank	3-Month USD LIBOR	Receive	0.80%	Oct 2012	USD	5,500,000	—	(16,053)
	2-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	1.06%	Oct 2012	USD	11,900,000	—	(104,671)
	2-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	0.92%	Nov 2012	USD	13,600,000	—	(84,585)

								36,400,000	—	($221,071)

	PUTS

	1-Year Interest Rate Swap	Goldman Sachs International	3-Month USD LIBOR	Receive	0.80%	Oct 2012	USD	5,400,000	—	($3,366)
	1-Year Interest Rate Swap	JPMorgan Chase Bank	3-Month USD LIBOR	Receive	0.80%	Oct 2012	USD	5,500,000	—	(3,428)
	1-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3-Month USD LIBOR	Receive	1.00%	Nov 2012	USD	12,600,000	$71,887	(6,921)
	2-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	2.25%	Sep 2012	USD	3,400,000	23,237	(565)
	2-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.25%	Sep 2012	USD	1,500,000	9,600	(249)
	2-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	2.25%	Sep 2012	USD	67,900,000	547,222	(11,285)
	2-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	1.06%	Oct 2012	USD	11,900,000	—	(13,321)
	2-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	0.92%	Nov 2012	USD	13,600,000	—	(24,015)
	3-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	3.00%	Jun 2012	USD	35,000,000	328,912	(84)
	3-Year Interest Rate Swap	Citibank N.A.	3-Month USD LIBOR	Receive	3.00%	Jun 2012	USD	7,500,000	86,014	(18)
	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	10.00%	Jul 2012	USD	2,400,000	15,840	—
	10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	10.00%	Jul 2012	USD	4,200,000	28,560	—

								170,900,000	$1,111,272	($63,252)

Total Return Fund

The Fund used interest rate swaptions to manage against anticipated interest rate changes and maintain diversity and liquidity of the Fund.

				PAY/
				RECEIVE
			FLOATING	FLOATING	EXERCISE	EXPIRATION		NOTIONAL
FUND	NAME OF ISSUER	COUNTERPARTY	RATE INDEX	RATE	RATE	DATE		AMOUNT	PREMIUM	VALUE

Total Return Fund	PUTS

	1-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	1.75%	Nov 2012	USD	37,900,000	$143,072	($8,831)
	1-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	2.25%	May 2013	USD	38,000,000	188,100	(19,163)
	1-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	1.75%	Jul 2013	USD	169,200,000	795,293	(139,895)
	2-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	2.25%	Sep 2012	USD	22,500,000	189,369	(3,739)
	2-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	2.25%	Sep 2012	USD	2,700,000	18,394	(449)
	2-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	2.25%	Sep 2012	USD	32,000,000	195,800	(5,318)
	2-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	2.25%	Sep 2012	USD	97,800,000	769,975	(16,254)
	2-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	0.92%	Nov 2012	USD	11,900,000	53,550	(21,013)
	2-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	0.92%	Nov 2012	USD	82,700,000	229,539	(146,032)
	2-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	1.20%	Jul 2013	USD	24,300,000	171,503	(85,060)
	3-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	3.00%	Jun 2012	USD	29,700,000	307,948	(71)

378

DERIVATIVE INSTRUMENTS, CONTINUED

				PAY/
				RECEIVE
			FLOATING	FLOATING	EXERCISE	EXPIRATION		NOTIONAL
FUND	NAME OF ISSUER	COUNTERPARTY	RATE INDEX	RATE	RATE	DATE		AMOUNT	PREMIUM	VALUE

Total Return Fund,
continued	PUTS

	3-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	3.00%	Jun 2012	USD	13,000,000	$116,262	($31)
	3-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	3.00%	Jun 2012	USD	28,300,000	308,165	(68)
	3-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	3.00%	Jun 2012	USD	19,800,000	215,447	(48)
	3-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	2.75%	Jun 2012	USD	12,500,000	129,758	(83)
	3-Year Interest Rate Swap	JPMorgan Chase Bank	3 Month USD-LIBOR	Receive	3.00%	Jun 2012	USD	35,200,000	359,696	(84)
	3-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	3.00%	Jun 2012	USD	52,400,000	448,986	(126)
	3-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	2.75%	Jun 2012	USD	15,700,000	153,860	(104)
	3-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	1.00%	Aug 2012	USD	9,100,000	93,502	(21,311)
	5-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	3.25%	Jul 2012	USD	17,900,000	442,548	(1,006)
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	3.25%	Jul 2012	USD	5,900,000	148,149	(332)
	5-Year Interest Rate Swap	Bank of America N.A.	3 Month USD-LIBOR	Receive	1.70%	Aug 2012	USD	10,200,000	122,400	(38,075)
	5-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	1.70%	Aug 2012	USD	66,700,000	994,735	(248,978)
	5-Year Interest Rate Swap	Credit Suisse International	3 Month USD-LIBOR	Receive	1.55%	Aug 2012	USD	12,800,000	68,800	(66,899)
	5-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	1.70%	Aug 2012	USD	46,000,000	634,403	(171,709)
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	1.70%	Aug 2012	USD	41,500,000	575,823	(154,911)
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	1.55%	Aug 2012	USD	47,700,000	222,911	(249,304)
	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	10.00%	Jul 2012	USD	11,300,000	68,083	(1)

								994,700,000	$8,166,071	($1,398,895)

Credit Default Swaptions (OTC)

A credit default swaption is an option to enter into credit default swap.

High Yield Fund

The Fund used credit default swaptions to manage against potential credit events.

				BUY/SELL	EXERCISE	EXPIRATION		NOTIONAL
FUND	DESCRIPTION	COUNTERPARTY	INDEX	PROTECTION	RATE	DATE		AMOUNT	PREMIUM	VALUE

High Yield Fund	PUTS

	5-Year Credit Default Swap	BNP Paribas	MARKIT CDX.NA.HY.17	Buy	0.97%	Mar 2012	USD	19,462,800	$299,727	($128,342)
	5-Year Credit Default Swap	Morgan Stanley & Company, Inc.	MARKIT CDX.NA.HY.17	Buy	0.94%	Mar 2012	USD	30,968,000	238,454	(61,518)
	5-Year Credit Default Swap	Citigroup Global Markets	MARKIT CDX.NA.HY.17	Buy	0.92%	Jun 2012	USD	47,040,000	987,840	(625,618)
	5-Year Credit Default Swap	Morgan Stanley & Company, Inc.	MARKIT CDX.NA.HY.17	Buy	0.92%	Jun 2012	USD	108,544,800	2,225,168	(1,443,612)

								206,015,600	$3,751,189	($2,259,090)

Real Return Bond Fund and Total Return Fund used credit default swaptions to generate potential income. At February 29, 2012, the Funds held no credit default swaptions.

Inflation Floors (OTC)

Inflation floors are instruments where in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate (based on the Consumer Price Index or other measure), or “floor”.

Global Bond Fund

The Fund used inflation floors to manage against anticipated interest rate changes and as a substitute for securities purchased.

			STRIKE	EXERCISE	EXPIRATION		NOTIONAL
FUND	DESCRIPTION	COUNTERPARTY	INDEX	INDEX	DATE		AMOUNT	PREMIUM	VALUE

Global Bond Fund	Floor- OTC CPURNSA Index	Citibank N.A.	217.965	Maximum of ((1+0.0%)[10] –	Sep 2020	USD	1,700,000	$21,930	($3,430)
				(Index Final/Index Initial)) or $0
	Floor- OTC CPURNSA Index	Deutsche Bank AG	218.011	Maximum of ((1+0.0%)[10] –	Oct 2020	USD	2,000,000	19,600	(7,741)
				(Index Final/Index Initial)) or $0

							3,700,000	$41,530	($11,171)

Real Return Bond Fund

The Fund used inflation floors to manage against anticipated interest rate changes and as a substitute for securities purchased.

			STRIKE	EXERCISE	EXPIRATION		NOTIONAL
FUND	DESCRIPTION	COUNTERPARTY	INDEX	INDEX	DATE		AMOUNT	PREMIUM	VALUE

Real Return Bond Fund	Floor- OTC CPURNSA Index	Deutsche Bank AG	215.949	Maximum of ((1+0.0%)[10] –	Mar 2020	USD	2,900,000	$21,750	($10,334)
				(Index Final/Index Initial)) or $0
	Floor- OTC CPURNSA Index	Citibank N.A.	215.949	Maximum of ((1+0.0%)[10] –	Mar 2020	USD	12,300,000	103,980	(21,938)
				(Index Final/Index Initial)) or $0
	Floor- OTC CPURNSA Index	Citibank N.A.	216.687	Maximum of ((1+0.0%)[10] –	Apr 2020	USD	23,900,000	213,520	(44,721)
				(Index Final/Index Initial)) or $0

							39,100,000	$339,250	($76,993)

379

DERIVATIVE INSTRUMENTS, CONTINUED

Total Return Fund

The Fund used inflation floors to manage against anticipated interest rate changes and as a substitute for securities purchased.

			STRIKE	EXERCISE	EXPIRATION		NOTIONAL
FUND	DESCRIPTION	COUNTERPARTY	INDEX	INDEX	DATE		AMOUNT	PREMIUM	VALUE

Total Return Fund	Floor- OTC CPURNSA Index	Deutsche Bank AG	215.949	Maximum of ((1+0.0%)[10] –	Mar 2020	USD	1,600,000	$12,000	($5,701)
				(Index Final/Index Initial)) or $0
	Floor- OTC CPURNSA Index	Citibank N.A.	215.949	Maximum of ((1+0.0%)[10] –	Mar 2020	USD	4,500,000	38,060	(8,026)
				(Index Final/Index Initial)) or $0
	Floor- OTC CPURNSA Index	Citibank N.A.	216.687	Maximum of ((1+0.0%)[10] –	Apr 2020	USD	11,000,000	98,100	(20,583)
				(Index Final/Index Initial)) or $0
	Floor- OTC CPURNSA Index	Citibank N.A.	217.965	Maximum of ((1+0.0%)[10] –	Sep 2020	USD	4,100,000	52,890	(8,273)
				(Index Final/Index Initial)) or $0

							21,200,000	$201,050	($42,583)

Forward Volatility Options (OTC)

A forward volatility option is a forward agreement to write/sell a swaption straddle (a call and a put swaption with the same strike and maturity) on a specified date.

Global Bond Fund, Real Return Bond Fund and Total Return Fund used forward volatility options to hedge against future expectations of volatility. At February 29, 2012, the Funds held no forward volatility options.

Swaps The Funds may enter into interest rate, credit default, and other forms of swap agreements. Swap agreements are agreements between a Fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the over-the-counter market (OTC swaps) or may be executed on a registered commodities exchange (exchange traded swaps). Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered commodities exchange, or broker quotations, and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically implicate collateral posting obligations by the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the Funds are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statements of assets and liabilities. A termination payment by the counterparty or a Fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by a Fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statements of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. A Fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps Interest rate swaps represent an agreement between a Fund and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. A Fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

The following tables summarize the contracts held at February 29, 2012, and the range of notional contract amounts held by the Funds during the six months ended February 29, 2012. In addition, the table details how the Funds used interest rate swap contracts during the six months ended February 29, 2012.

Global Bond Fund

The Fund used interest rate swaps to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased. During the six months ended February 29, 2012, the Fund held interest rate swaps with total USD notional amounts ranging from approximately $195.6 million to $305.9 million, as measured at each quarter end.

								UNAMORTIZED
								UPFRONT
				USD	PAYMENTS	PAYMENTS		PAYMENT	UNREALIZED
		NOTIONAL		NOTIONAL	MADE	RECEIVED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	BY FUND	BY FUND	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Global Bond Fund
	Barclays Bank PLC	21,100,000	MXN	$1,799,735	MXN-TIIE-Banxico	Fixed 6.750%	Jun 2016	$7,974	$73,045	$81,019
	Barclays Bank PLC	8,600,000	EUR	11,469,817	Fixed 2.000%	6 Month EURIBOR	Sep 2016	8,518	(301,254)	(292,736)
	Barclays Bank PLC	16,100,000	MXN	1,385,179	MXN-TIIE-Banxico	Fixed 6.960%	Jul 2020	(30,199)	81,672	51,473
	Credit Suisse International	1,610,000,000	JPY	20,063,555	6 Month LIBOR	Fixed 1.500%	Dec 2021	408,576	639,606	1,048,182
	Deutsche Bank AG	3,800,000	USD	3,800,000	Fixed 2.250%	USD-LIBOR-BBA	Jun 2022	(17,387)	(16,585)	(33,972)
	Goldman Sachs	12,900,000	USD	12,900,000	Fixed 2.250%	USD-LIBOR-BBA	Jun 2022	(108,031)	(7,296)	(115,327)
	HSBC Bank USA	28,166,193	BRL	20,529,934	CDI	Fixed 10.530%	Jan 2014	161,984	62,322	224,306
	HSBC Bank USA	40,600,000	MXN	3,493,059	MXN-TIIE-Banxico	Fixed 6.590%	Dec 2015	11,035	125,965	137,000
	HSBC Bank USA	18,800,000	MXN	1,617,587	MXN-TIIE-Banxico	Fixed 6.750%	Jun 2016	9,107	63,081	72,188
	HSBC Bank USA	24,400,000	MXN	1,988,136	MXN-TIIE-Banxico	Fixed 5.800%	Jun 2016	890	22,428	23,318
	HSBC Bank USA	20,800,000	MXN	1,723,203	MXN-TIIE-Banxico	Fixed 6.960%	Jul 2020	(83,697)	150,197	66,500
	HSBC Bank USA	61,900,000	MXN	5,304,952	MXN-TIIE-Banxico	Fixed 7.500%	Jun 2021	21,527	338,434	359,961
	JPMorgan Chase Bank, N.A.	2,500,000	CAD	2,387,661	3 Month BA-CDOR	Fixed 5.800%	Dec 2023	13,576	205,316	218,892
	Morgan Stanley Capital Services, Inc.	62,900,000	MXN	5,208,538	MXN-TIIE-Banxico	Fixed 6.590%	Dec 2015	(55,413)	267,663	212,250
	Morgan Stanley Capital Services, Inc.	221,700,000	MXN	18,933,391	MXN-TIIE-Banxico	Fixed 6.750%	Jun 2016	145,840	705,437	851,277
	Morgan Stanley Capital Services, Inc.	23,200,000	MXN	1,996,171	MXN-TIIE-Banxico	Fixed 7.500%	Jun 2021	13,612	121,301	134,913

380

DERIVATIVE INSTRUMENTS, CONTINUED

								UNAMORTIZED
								UPFRONT
				USD	PAYMENTS	PAYMENTS		PAYMENT	UNREALIZED
		NOTIONAL		NOTIONAL	MADE	RECEIVED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	BY FUND	BY FUND	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Global Bond Fund, continued
	The Royal Bank of Scotland PLC	1,340,000,000	JPY	$16,698,860	6 Month LIBOR	Fixed 1.500%	Dec 2021	$340,119	$532,281	$872,400
	UBS AG	10,600,699	BRL	7,735,426	CDI	Fixed 10.380%	Jan 2014	42,983	33,623	76,606
	UBS AG	19,100,000	USD	19,100,000	Fixed 2.250%	USD-LIBOR-BBA	Jun 2022	(34,877)	(135,879)	(170,756)
	Exchange Traded Swaps

		24,200,000	GBP	37,439,799	6 Month GBP LIBOR	Fixed 2.500%	Sep 2013	(663,408)	(335,401)	(998,809)

				$195,575,003				$192,729	$2,625,956	$2,818,685

Investment Quality Bond Fund

The Fund used interest rate swaps to manage against anticipated interest rate changes. During the six months ended February 29, 2012, the Fund held interest rate swaps with total USD notional amounts as represented below.

								UNAMORTIZED
								UPFRONT
				USD	PAYMENTS	PAYMENTS		PAYMENT	UNREALIZED
		NOTIONAL		NOTIONAL	MADE	RECEIVED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	BY FUND	BY FUND	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Investment Quality Bond Fund
	JPMorgan Chase Bank, N.A.	2,480,000	USD	$2,480,000	Fixed 4.318%	3 Month LIBOR	Dec 2028	—	($632,101)	($632,101)
	JPMorgan Chase Bank, N.A.	925,000	USD	925,000	Fixed 3.425%	3 Month LIBOR	Jun 2039	—	(127,417)	(127,417)

				$3,405,000				—	($759,518)	($759,518)

Real Return Bond Fund

The Fund used interest rate swaps to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased. During the six months ended February 29, 2012, the Fund held interest rate swaps with total USD notional amounts ranging from approximately $96.7 million to $140.1 million, as measured at each quarter end.

								UNAMORTIZED
								UPFRONT
				USD	PAYMENTS	PAYMENTS		PAYMENT	UNREALIZED
		NOTIONAL		NOTIONAL	MADE	RECEIVED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	BY FUND	BY FUND	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Real Return Bond Fund
	Barclays Bank PLC	1,784,430	BRL	$1,287,217	CDI	Fixed 9.970%	Jan 2014	—	$4,303	$4,303
	Barclays Bank PLC	2,400,000	EUR	3,313,785	FRCPXTOB	Fixed 1.850%	Oct 2016	($21,937)	(30,727)	(52,664)
	BNP Paribas	1,600,000	USD	1,600,000	CPURNSA	Fixed 1.500%	Nov 2012	(832)	(7,695)	(8,527)
	BNP Paribas	3,100,000	EUR	4,188,774	FRCPXTOB	Fixed 1.850%	Oct 2016	(10,414)	(53,950)	(64,364)
	Goldman Sachs	17,374,574	BRL	13,011,908	CDI	Fixed 9.980%	Jan 2014	33,603	15,678	49,281
	HSBC Bank USA	32,758,508	BRL	23,745,589	CDI	Fixed 10.530%	Jan 2014	169,079	91,799	260,878
	HSBC Bank USA	5,789,221	BRL	4,340,278	CDI	Fixed 10.180%	Jan 2014	34,467	(3,117)	31,350
	Morgan Stanley Capital Services, Inc.	6,421,479	BRL	4,736,016	CDI	Fixed 10.580%	Jan 2014	38,180	17,685	55,865
	Morgan Stanley Capital Services, Inc.	4,549,775	BRL	3,427,443	CDI	Fixed 10.220%	Jan 2014	29,368	(1,055)	28,313
	UBS AG	48,240,863	BRL	36,056,755	CDI	Fixed 10.380%	Jan 2014	301,514	47,098	348,612

				$95,707,765				$573,028	$80,019	$653,047

Spectrum Income Fund

The Fund used interest rate swaps as a substitute for securities purchased. During the six months ended February 29, 2012, the Fund held interest rate swaps with total USD notional amounts ranging up to $1.6 million, as measured at each quarter end.

								UNAMORTIZED
								UPFRONT
				USD	PAYMENTS	PAYMENTS		PAYMENT	UNREALIZED
		NOTIONAL		NOTIONAL	MADE	RECEIVED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	BY FUND	BY FUND	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Spectrum Income Fund
	JPMorgan Chase Bank, N.A.	1,600,000	USD	$1,600,000	3 Month LIBOR	Fixed 1.345%	Oct 2016	—	$28,779	$28,779

				$1,600,000				—	$28,779	$28,779

381

DERIVATIVE INSTRUMENTS, CONTINUED

Total Return Fund

The Fund used interest rate swaps to manage against anticipated interest rate changes, manage duration and as a substitute for securities purchased. During the six months ended February 29, 2012, the Fund held interest rate swaps with total USD notional amounts ranging from approximately $281.7 million to $603.3 million, as measured at each quarter end.

								UNAMORTIZED
								UPFRONT
				USD	PAYMENTS	PAYMENTS		PAYMENT	UNREALIZED
		NOTIONAL		NOTIONAL	MADE	RECEIVED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	BY FUND	BY FUND	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Total Return Fund
	Barclays Bank PLC	3,898,568	BRL	$2,876,318	CDI	Fixed 12.455%	Jan 2013	$2,204	$72,548	$74,752
	Barclays Bank PLC	1,443,744	BRL	1,062,046	CDI	Fixed 10.830%	Jan 2014	1,251	16,401	17,652
	Barclays Bank PLC	9,900,000	MXN	739,797	MXN-TIIE-Banxico	Fixed 5.600%	Sep 2016	4,607	(2,838)	1,769
	Barclays Bank PLC	700,000	AUD	693,910	AUD-BBR-BBSW	Fixed 4.250%	Jun 2017	(687)	(11,046)	(11,733)
	BNP Paribas	4,271,789	BRL	2,721,289	CDI	Fixed 11.880%	Jan 2013	375	101,978	102,353
	BNP Paribas	31,503,552	BRL	20,255,272	CDI	Fixed 12.800%	Jan 2013	55,042	1,006,747	1,061,789
	BNP Paribas	1,473,832	BRL	1,094,901	CDI	Fixed 12.110%	Jan 2014	—	61,153	61,153
	BNP Paribas	4,600,000	USD	4,600,000	USD-Federal Funds	Fixed 1.000%	Sep 2014	(1,610)	68,300	66,690
	Citibank N.A.	1,400,000	AUD	1,465,310	AUD-BBR-BBSW	Fixed 5.000%	Jun 2017	10,631	15,231	25,862
	Citibank N.A.	1,000,000	AUD	1,030,900	AUD-BBR-BBSW	Fixed 4.250%	Jun 2017	(4,859)	(11,902)	(16,761)
	Citibank N.A.	1,600,000	AUD	1,688,881	AUD-BBR-BBSW	Fixed 5.250%	Jun 2022	(11,434)	61,851	50,417
	Credit Suisse International	24,337,779	BRL	15,228,639	CDI	Fixed 12.480%	Jan 2013	46,762	653,605	700,367
	Deutsche Bank AG	700,000	AUD	732,655	AUD-BBR-BBSW	Fixed 5.000%	Jun 2017	5,557	7,374	12,931
	Deutsche Bank AG	1,600,000	AUD	1,609,600	AUD-BBR-BBSW	Fixed 4.250%	Jun 2017	(3,385)	(23,433)	(26,818)
	Goldman Sachs	5,227,906	BRL	3,183,732	CDI	Fixed 11.930%	Jan 2013	(8,611)	138,297	129,686
	Goldman Sachs	22,925,666	BRL	14,275,191	CDI	Fixed 11.890%	Jan 2013	6,548	555,959	562,507
	Goldman Sachs	9,967,022	BRL	7,723,783	CDI	Fixed 12.650%	Jan 2014	94,095	456,905	551,000
	Goldman Sachs	6,400,000	AUD	6,755,523	AUD-BBR-BBSW	Fixed 5.000%	Jun 2017	24,303	93,922	118,225
	HSBC Bank USA	1,562,058	BRL	958,977	CDI	Fixed 12.300%	Jan 2013	6,033	43,504	49,537
	HSBC Bank USA	3,225,636	BRL	1,970,010	CDI	Fixed 11.880%	Jan 2013	(2,570)	75,562	72,992
	HSBC Bank USA	23,971,704	BRL	14,957,584	CDI	Fixed 11.890%	Jan 2013	13,388	574,784	588,172
	HSBC Bank USA	1,594,096	BRL	1,052,047	CDI	Fixed 10.450%	Jan 2013	(1,349)	7,668	6,319
	HSBC Bank USA	17,943,745	BRL	13,625,209	CDI	Fixed 12.540%	Jan 2014	31,811	913,305	945,116
	HSBC Bank USA	448,317	BRL	377,157	CDI	Fixed 11.530%	Jan 2014	(199)	10,208	10,009
	HSBC Bank USA	1,836,926	BRL	1,374,492	CDI	Fixed 10.530%	Jan 2014	(6,789)	21,418	14,629
	HSBC Bank USA	756,943	BRL	558,909	CDI	Fixed 10.990%	Jan 2014	1,444	9,279	10,723
	HSBC Bank USA	1,775,361	BRL	1,313,535	CDI	Fixed 10.180%	Jan 2014	6,385	3,229	9,614
	HSBC Bank USA	106,000,000	MXN	8,179,351	MXN-TIIE-Banxico	Fixed 5.600%	Sep 2016	44,037	(25,090)	18,947
	JPMorgan Chase Bank, N.A.	8,516,588	BRL	5,491,349	CDI	Fixed 12.170%	Jan 2013	15,267	234,785	250,052
	JPMorgan Chase Bank, N.A.	3,235,490	BRL	2,370,490	CDI	Fixed 12.200%	Jan 2014	(859)	143,225	142,366
	Merrill Lynch Capital Services, Inc.	19,785,391	BRL	12,314,109	CDI	Fixed 11.900%	Jan 2013	29,016	440,043	469,059
	Morgan Stanley Capital Services, Inc.	3,047,947	BRL	1,854,796	CDI	Fixed 11.980%	Jan 2013	5,453	72,960	78,413
	Morgan Stanley Capital Services, Inc.	10,294,440	BRL	6,360,809	CDI	Fixed 12.590%	Jan 2013	39,735	273,385	313,120
	Morgan Stanley Capital Services, Inc.	8,139,694	BRL	6,010,969	CDI	Fixed 12.500%	Jan 2013	7,157	152,448	159,605
	Morgan Stanley Capital Services, Inc.	6,730,254	BRL	4,433,767	CDI	Fixed 10.455%	Jan 2013	(3,675)	31,226	27,551
	Morgan Stanley Capital Services, Inc.	19,781,375	BRL	15,128,282	CDI	Fixed 12.510%	Jan 2014	64,102	964,203	1,028,305
	Morgan Stanley Capital Services, Inc.	819,166	BRL	691,173	CDI	Fixed 11.670%	Jan 2014	844	18,236	19,080
	Morgan Stanley Capital Services, Inc.	7,491,726	BRL	5,692,431	CDI	Fixed 10.580%	Jan 2014	(20,140)	85,316	65,176
	Morgan Stanley Capital Services, Inc.	8,900,000	MXN	723,710	MXN-TIIE-Banxico	Fixed 5.600%	Sep 2016	1,603	(12)	1,591
	Morgan Stanley Capital Services, Inc.	65,100,000	MXN	5,288,662	MXN-TIIE-Banxico	Fixed 6.350%	Jun 2021	84,921	(126,483)	(41,562)
	Royal Bank of Scotland PLC	1,300,000	AUD	1,360,645	AUD-BBR-BBSW	Fixed 5.000%	Jun 2017	10,443	13,571	24,014
	UBS AG	1,652,976	BRL	1,042,238	CDI	Fixed 12.070%	Jan 2013	4,734	40,836	45,570
	UBS AG	1,322,035	BRL	986,842	CDI	Fixed 12.250%	Jan 2014	4,991	55,216	60,207
	UBS AG	2,526,525	BRL	2,111,998	CDI	Fixed 11.760%	Jan 2014	—	62,152	62,152
	UBS AG	837,061	BRL	616,719	CDI	Fixed 10.770%	Jan 2014	(879)	10,397	9,518
	UBS AG	2,150,867	BRL	1,596,417	CDI	Fixed 10.380%	Jan 2014	11,654	3,889	15,543
	Exchange Traded Swaps

		75,600,000	USD	75,600,000	3 Month LIBOR	Fixed 2.750%	Jun 2042	1,869,707	(900,523)	969,184

				$281,780,424				$2,437,054	$6,469,789	$8,906,843

Credit default swaps Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to remedies that are specified within the credit default agreement. The Funds may enter into CDS in which they may act as either Buyer or Seller. By acting as the Seller, a Fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case would be reduced by any recovery value on the underlying credit.

The following tables summarize the contracts held at February 29, 2012, and the range of notional contract amounts held by the Funds during the six months ended February 29, 2012. In addition, the table details how the Funds used credit default swap contracts as a buyer of protection during the six months ended February 29, 2012.

382

DERIVATIVE INSTRUMENTS, CONTINUED

Global Bond Fund

The Fund used credit default swaps to manage against potential credit events. During the six months ended February 29, 2012, the Fund held credit default swaps with total USD notional amounts ranging from approximately $22.1 million to $25.5 million, as measured at each quarter end.

								UNAMORTIZED
								UPFRONT
					USD	(PAY)/		PAYMENT	UNREALIZED
			NOTIONAL		NOTIONAL	RECEIVE	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	REFERENCE OBLIGATION	AMOUNT	CURRENCY	AMOUNT	FIXED RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Global Bond Fund
	Bank of America N.A.	Xstrata Canada Corp.	3,000,000	USD	$3,000,000	(0.910)%	Jun 2012	—	($11,982)	($11,982)
	Bank of America N.A.	Lafarge	2,000,000	USD	2,000,000	(1.690)%	Sep 2016	—	103,827	103,827
	Bank of America N.A.	Intuit, Inc.	2,000,000	USD	2,000,000	(1.380)%	Mar 2017	—	(77,051)	(77,051)
	Bank of America N.A.	CBS Corp.	1,800,000	USD	1,800,000	(1.000)%	Jun 2019	$171,026	(159,041)	11,985
	Barclays Bank PLC	Xl Capital, Ltd.	300,000	USD	300,000	(0.310)%	Mar 2012	—	(183)	(183)
	Barclays Bank PLC	Norfolk Southern	2,000,000	USD	2,000,000	(0.450)%	Sep 2014	—	(12,413)	(12,413)
	BNP Paribas	Vivendi	800,000	USD	800,000	(1.743)%	Jun 2013	—	(14,035)	(14,035)
	BNP Paribas	Vivendi	800,000	USD	800,000	(1.780)%	Jun 2013	—	(14,494)	(14,494)
	BNP Paribas	Vivendi	700,000	USD	700,000	(1.820)%	Jun 2013	—	(13,105)	(13,105)
	BNP Paribas	Santander UK PLC	3,300,000	USD	3,300,000	(1.000)%	Jun 2016	239,973	(58,781)	181,192
	Citibank N.A	Autozone, Inc.	500,000	USD	500,000	(0.680)%	Dec 2012	—	(3,157)	(3,157)
	Citibank N.A	Pearson PLC	1,000,000	USD	1,000,000	(0.690)%	Jun 2018	—	(4,135)	(4,135)
	Credit Suisse International	Sealed Air Corp.	700,000	USD	700,000	(0.500)%	Sep 2013	—	4,533	4,533
	Credit Suisse International	Masco Corp.	700,000	USD	700,000	(0.907)%	Dec 2016	—	68,636	68,636
	Deutsche Bank AG	Jones Apparel Group	600,000	USD	600,000	(1.000)%	Dec 2014	10,654	22,613	33,267
	Deutsche Bank AG	Tate & Lyle Public Limited Company	300,000	USD	300,000	(0.510)%	Dec 2014	—	(1,617)	(1,617)
	Deutsche Bank AG	Bank of America Corp.	1,200,000	USD	1,200,000	(1.000)%	Jun 2019	191,674	(77,513)	114,161
	Deutsche Bank AG	The Ryland Group, Inc.	1,800,000	USD	1,800,000	(5.000)%	Jun 2020	—	(204,306)	(204,306)
	JPMorgan Chase Bank, N.A.	D.R. Horton, Inc.	1,800,000	USD	1,800,000	(1.000)%	Mar 2015	55,189	(40,792)	14,397
	JPMorgan Chase Bank, N.A.	Loews Corp.	200,000	USD	200,000	(0.330)%	Mar 2016	—	1,196	1,196

					$25,500,000			$668,516	($491,800)	$176,716

High Yield Fund

The Fund used credit default swaps to gain exposure to a credit index. During the six months ended February 29, 2012, the Fund held credit default swaps with total USD notional amounts ranging up to $30.7 million, as measured at each quarter end.

								UNAMORTIZED
								UPFRONT
					USD	(PAY)/		PAYMENT	UNREALIZED
			NOTIONAL		NOTIONAL	RECEIVE	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	REFERENCE OBLIGATION	AMOUNT	CURRENCY	AMOUNT	FIXED RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

High Yield Fund
	Morgan Stanley & Company, Inc.	MARKIT CDX.NA.HY.17	21,146,000	USD	$21,146,000	(5.000)%	Dec 2016	$655,212	($493,904)	$161,308
	Morgan Stanley & Company, Inc.	MARKIT CDX.NA.HY.17	9,506,000	USD	9,506,000	(5.000)%	Dec 2016	270,981	(198,466)	72,515

					$30,652,000			$926,193	($692,370)	$233,823

Investment Quality Bond Fund

The Fund used credit default swaps to manage against potential credit events. During the six months ended February 29, 2012, the Fund held credit default swaps with total USD notional amounts ranging from approximately $8.5 million to $33.8 million, as measured at each quarter end.

								UNAMORTIZED
								UPFRONT
					USD	(PAY)/		PAYMENT	UNREALIZED
			NOTIONAL		NOTIONAL	RECEIVE	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	REFERENCE OBLIGATION	AMOUNT	CURRENCY	AMOUNT	FIXED RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Investment Quality Bond Fund
	Goldman Sachs International	Macy’s, Inc.	1,385,000	USD	$1,385,000	(1.000)%	Mar 2017	$6,655	($11,388)	($4,733)
	Goldman Sachs International	CMBX.NA.AM.3	360,000	USD	360,000	(0.500)%	Dec 2049	85,183	(28,508)	56,675
	Goldman Sachs International	CMBX.NA.AM.4	540,000	USD	540,000	(0.500)%	Feb 2051	113,872	(14,684)	99,188
	JPMorgan Chase	CMBX.NA.AJ.4	1,635,000	USD	1,635,000	(0.960)%	Feb 2051	534,118	(2,961)	531,157
	JPMorgan Chase	CMBX.NA.AA.1	1,450,000	USD	1,450,000	(0.250)%	Oct 2052	343,909	416	344,325
	Morgan Stanley & Company, Inc.	CMBX.NA.AM.4	1,090,000	USD	1,090,000	(0.500)%	Feb 2051	277,825	(77,613)	200,212
	Morgan Stanley & Company, Inc.	CMBX.NA.AA.1	1,450,000	USD	1,450,000	(0.250)%	Oct 2052	340,072	4,253	344,325
	UBS AG	Everest Reinsurance Holdings, Inc.	600,000	USD	600,000	(1.800)%	Dec 2013	—	(13,107)	(13,107)

					$8,510,000			$1,701,634	($143,592)	$1,558,042

383

DERIVATIVE INSTRUMENTS, CONTINUED

Real Return Bond Fund

The Fund used credit default swaps to manage against potential credit events. During the six months ended February 29, 2012, the Fund held credit default swaps with total USD notional amounts ranging from approximately $5.0 million to $5.6 million, as measured at each quarter end.

								UNAMORTIZED
								UPFRONT
					USD	(PAY)/		PAYMENT	UNREALIZED
			NOTIONAL		NOTIONAL	RECEIVE	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	REFERENCE OBLIGATION	AMOUNT	CURRENCY	AMOUNT	FIXED RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Real Return Bond Fund
	Barclays Bank PLC	Cardinal Health, Inc.	95,000	USD	$95,000	(1.000)%	Jun 2017	($1,570)	($1,716)	($3,286)
	Citibank N.A.	GATX Corp.	1,000,000	USD	1,000,000	(1.070)%	Mar 2016	—	11,181	11,181
	Deutsche Bank AG	Macy’s, Inc.	450,000	USD	450,000	(2.100)%	Sep 2017	—	(27,520)	(27,520)
	Goldman Sachs	RPM International, Inc.	1,000,000	USD	1,000,000	(1.500)%	Mar 2018	—	(8,559)	(8,559)
	Morgan Stanley Capital Services, Inc.	Pearson PLC	2,500,000	USD	2,500,000	(0.750)%	Jun 2014	—	(34,683)	(34,683)

					$5,045,000			($1,570)	($61,297)	($62,867)

Total Return Fund

The Fund used credit default swaps to manage against potential credit events. During the six months ended February 29, 2012, the Fund held credit default swaps with total USD notional amounts ranging up to $80.3 million, as measured at each quarter end. The swap presented in the following table is an exchange traded swap.

							UNAMORTIZED
							UPFRONT
				USD	(PAY)/		PAYMENT	UNREALIZED
		NOTIONAL		NOTIONAL	RECEIVE	MATURITY	PAID	APPRECIATION	MARKET
FUND	REFERENCE OBLIGATION	AMOUNT	CURRENCY	AMOUNT	FIXED RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Total Return Fund
	CDX.HY.17	80,316,000	USD	$80,316,000	(5.000)%	Dec 2016	$4,452,298	($3,838,924)	$613,374

				$80,316,000			$4,452,298	($3,838,924)	$613,374

Implied credit spreads are utilized in determining the market value of CDS agreements in which the Fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s credit rating and an increased risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as the Seller could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement.

The following tables summarize the contracts written at February 29, 2012, and the range of notional contract amounts held by the Funds during six months ended February 29, 2012. In addition, the tables detail how the Funds used credit default swap contracts as a seller of protection during the six months ended February 29, 2012.

Global Bond Fund

The Fund used credit default swaps to gain exposure to a security or credit index and to take a long position in the exposure of the benchmark credit. During the six months ended February 29, 2012, the Fund held credit default swaps with total USD notional amounts ranging from approximately $121.9 million to $190.3 million, as measured at each quarter end.

			IMPLIED						UNAMORTIZED
			CREDIT				(PAY)/		UPFRONT
			SPREAD			USD	RECEIVE		PAYMENT	UNREALIZED
		REFERENCE	AT	NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	OBLIGATION	2-29-2012	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Global Bond Fund
	Bank of America N.A.	Ally Financial, Inc.	2.45%	1,500,000	USD	$1,500,000	5.000%	Dec 2012	$10,224	$35,569	$45,793
	Bank of America N.A.	People’s Republic of China	1.09%	2,200,000	USD	2,200,000	1.000%	Sep 2016	—	(3,949)	(3,949)
	Barclays Bank PLC	Federal Republic of Germany	0.70%	3,800,000	USD	3,800,000	0.250%	Dec 2016	(166,515)	87,412	(79,103)
	Citibank N.A.	United Kingdom of Great	0.40%	2,300,000	USD	2,300,000	1.000%	Jun 2015	9,894	40,208	50,102
		Britain and Northern Ireland
	Citibank N.A.	United Kingdom of Great	0.40%	700,000	USD	700,000	1.000%	Jun 2015	4,336	10,912	15,248
		Britain and Northern Ireland
	Citibank N.A.	United Kingdom of Great	0.40%	800,000	USD	800,000	1.000%	Jun 2015	3,950	13,477	17,427
		Britain and Northern Ireland
	Citibank N.A.	MCDX.NA.15	n/a	2,800,000	USD	2,800,000	1.000%	Dec 2015	(60,440)	30,434	(30,006)
	Citibank N.A.	People’s Republic of China	0.96%	3,000,000	USD	3,000,000	1.000%	Mar 2016	25,246	(14,150)	11,096
	Citibank N.A.	United Kingdom of Great	0.56%	6,800,000	USD	6,800,000	1.000%	Jun 2016	74,487	67,258	141,745
		Britain and Northern Ireland
	Deutsche Bank AG	Commonwealth of Australia	0.60%	1,000,000	USD	1,000,000	1.000%	Dec 2016	2,288	18,539	20,827
	Deutsche Bank AG	United Kingdom of Great	0.40%	1,600,000	USD	1,600,000	1.000%	Jun 2015	7,917	26,937	34,854
		Britain and Northern Ireland
	Deutsche Bank AG	MCDX.NA.15	n/a	1,400,000	USD	1,400,000	1.000%	Dec 2015	(26,462)	11,459	(15,003)
	Deutsche Bank AG	United Kingdom of Great	0.47%	5,200,000	USD	5,200,000	1.000%	Dec 2015	83,607	30,321	113,928
		Britain and Northern Ireland
	Deutsche Bank AG	United States of America	0.32%	6,700,000	EUR	9,332,763	0.250%	Dec 2015	(69,678)	51,864	(17,814)

384

DERIVATIVE INSTRUMENTS, CONTINUED

			IMPLIED						UNAMORTIZED
			CREDIT				(PAY)/		UPFRONT
			SPREAD			USD	RECEIVE		PAYMENT	UNREALIZED
		REFERENCE	AT	NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	OBLIGATION	2-29-2012	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Global Bond Fund, continued
	Deutsche Bank AG	Commonwealth of Australia	0.50%	2,700,000	USD	$2,700,000	1.000%	Mar 2016	$45,333	$14,526	$59,859
	Deutsche Bank AG	Commonwealth of Australia	0.57%	3,300,000	USD	3,300,000	1.000%	Sep 2016	44,708	25,473	70,181
	Goldman Sachs	MCDX.NA.15	n/a	6,000,000	USD	6,000,000	1.000%	Dec 2015	(171,453)	107,154	(64,299)
	Goldman Sachs	People’s Republic of China	0.93%	3,100,000	USD	3,100,000	1.000%	Dec 2015	50,219	(36,054)	14,165
	Goldman Sachs	MCDX.NA.16	n/a	3,800,000	USD	3,800,000	1.000%	Jun 2016	(67,448)	3,967	(63,481)
	Goldman Sachs	Commonwealth of Australia	0.60%	800,000	USD	800,000	1.000%	Dec 2016	(3,271)	19,933	16,662
	Goldman Sachs	Federal Republic of Germany	0.70%	8,400,000	USD	8,400,000	0.250%	Dec 2016	(339,009)	164,150	(174,859)
	JPMorgan Chase Bank, N.A.	United Kingdom of Great	0.40%	6,400,000	USD	6,400,000	1.000%	Jun 2015	21,645	117,769	139,414
		Britain and Northern Ireland
	JPMorgan Chase Bank, N.A.	Commonwealth of Australia	0.54%	5,100,000	USD	5,100,000	1.000%	Jun 2016	95,762	14,990	110,752
	Morgan Stanley Capital Services, Inc.	MCDX.NA.15	n/a	2,800,000	USD	2,800,000	1.000%	Dec 2015	(57,643)	27,637	(30,006)
	Morgan Stanley Capital Services, Inc.	Government of Japan	1.03%	300,000	USD	300,000	1.000%	Mar 2016	(2,278)	2,468	190
	Morgan Stanley Capital Services, Inc.	State of California	1.68%	2,400,000	USD	2,400,000	1.350%	Jun 2016	—	(23,109)	(23,109)
	Morgan Stanley Capital Services, Inc.	Commonwealth of Australia	0.60%	600,000	USD	600,000	1.000%	Dec 2016	1,648	10,848	12,496
	Morgan Stanley Capital Services, Inc.	State of California	2.10%	4,300,000	USD	4,300,000	2.950%	Dec 2020	—	237,985	237,985
	Morgan Stanley Capital Services, Inc.	State of California	2.11%	1,400,000	USD	1,400,000	2.150%	Mar 2021	—	9,307	9,307
	Morgan Stanley Capital Services, Inc.	State of Connecticut	1.54%	2,300,000	USD	2,300,000	1.630%	Mar 2021	—	21,077	21,077
	Morgan Stanley Capital Services, Inc.	State of California	2.13%	1,600,000	USD	1,600,000	2.150%	Jun 2021	—	8,804	8,804
	The Royal Bank of Scotland PLC	Commonwealth of Australia	0.50%	1,200,000	USD	1,200,000	1.000%	Mar 2016	21,278	5,326	26,604
	The Royal Bank of Scotland PLC	Commonwealth of Australia	0.50%	2,600,000	USD	2,600,000	1.000%	Mar 2016	44,680	12,961	57,641
	The Royal Bank of Scotland PLC	Commonwealth of Australia	0.50%	2,000,000	USD	2,000,000	1.000%	Mar 2016	34,737	9,603	44,340
	The Royal Bank of Scotland PLC	Commonwealth of Australia	0.57%	1,300,000	USD	1,300,000	1.000%	Sep 2016	16,749	10,898	27,647
	The Royal Bank of Scotland PLC	Commonwealth of Australia	0.60%	2,300,000	USD	2,300,000	1.000%	Dec 2016	(9,403)	57,306	47,903
	UBS AG	Government of Japan	1.03%	4,300,000	USD	4,300,000	1.000%	Mar 2016	(24,530)	27,249	2,719
	UBS AG	United States of America	0.33%	4,500,000	EUR	6,530,172	0.250%	Jun 2016	(71,530)	53,721	(17,809)
	UBS AG	Commonwealth of Australia	0.60%	3,500,000	USD	3,500,000	1.000%	Dec 2016	2,993	69,903	72,896
	UBS AG	Commonwealth of Australia	0.60%	400,000	USD	400,000	1.000%	Dec 2016	(1,545)	9,876	8,331

						$121,862,935			($469,504)	$1,390,059	$920,555

High Yield Fund

The Fund used credit default swaps to gain exposure to a credit index. During the six months ended February 29, 2012, the Fund held credit default swaps with total USD notional amounts ranging up to $10.7 million, as measured at each quarter end.

			IMPLIED						UNAMORTIZED
			CREDIT				(PAY)/		UPFRONT
			SPREAD			USD	RECEIVE		PAYMENT	UNREALIZED
		REFERENCE	AT	NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	OBLIGATION	2-29-2012	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

High Yield Fund
	Morgan Stanley & Company	MARKIT CDX.NA.HY.17	n/a	10,670,000	USD	$10,670,000	5.000%	Dec 2016	($312,896)	$231,502	($81,394)

						$10,670,000			($312,896)	$231,502	($81,394)

Investment Quality Bond Fund

The Fund used credit default swaps to gain exposure to a security or credit index and to take a long position in the exposure of the benchmark credit. During the six months ended February 29, 2012, the Fund held credit default swaps with total USD notional amounts ranging from approximately $11.9 million to $41.5 million, as measured at each quarter end.

			IMPLIED						UNAMORTIZED
			CREDIT				(PAY)/		UPFRONT
			SPREAD			USD	RECEIVE		PAYMENT	UNREALIZED
		REFERENCE	AT	NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	OBLIGATION	2-29-2012	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Investment Quality Bond Fund
	Goldman Sachs International	CDX-NAHYS17V4-5Y	n/a	9,675,750	USD	$9,675,750	5.000%	Dec 2016	($131,468)	$57,658	($73,810)
	Goldman Sachs International	CDX-NAIGS17V1	n/a	11,425,000	USD	11,425,000	1.000%	Dec 2016	(153,064)	212,808	59,744
	Goldman Sachs International	CDX-NAIGS17V1-5Y	n/a	550,000	USD	550,000	1.000%	Dec 2016	569	2,307	2,876
	Goldman Sachs International	CDX-NAIGS17V1-5Y	n/a	2,025,000	USD	2,025,000	1.000%	Dec 2016	6,058	4,050	10,108
	Goldman Sachs International	LCDX.NA.17-V2 12-16	n/a	940,500	USD	940,500	2.500%	Dec 2016	(14,108)	4,703	(9,405)
	Goldman Sachs International	Kohl’s Corp.	1.35%	1,385,000	USD	1,385,000	1.000%	Mar 2017	(45,421)	24,547	(20,874)
	JPMorgan Chase Bank, N.A.	CMBX.NA.AJ.2	n/a	720,000	USD	720,000	1.090%	Mar 2049	(141,991)	800	(141,191)
	JPMorgan Chase Bank, N.A.	CMBX.NA.AJ.2	n/a	730,000	USD	730,000	1.090%	Mar 2049	(143,963)	811	(143,152)
	JPMorgan Chase Bank, N.A.	CMBX.NA.AAA.5	n/a	1,450,000	USD	1,450,000	0.350%	Feb 2051	(147,458)	60,529	(86,929)
	JPMorgan Chase Bank, N.A.	CMBX.NA.AM.1	n/a	725,000	USD	725,000	0.500%	Oct 2052	(87,949)	33,624	(54,325)
	Morgan Stanley & Company	Xerox Corp.	1.92%	1,950,000	USD	1,950,000	1.000%	Jun 2016	(24,863)	(44,070)	(68,933)
	Morgan Stanley & Company	CMBX.NA.AJ.2	n/a	1,450,000	USD	1,450,000	1.090%	Mar 2049	(282,168)	(2,263)	(284,431)
	Morgan Stanley & Company	CMBX.NA.A.5	n/a	1,450,000	USD	1,450,000	3.500%	Feb 2051	(733,236)	(215,809)	(949,045)

385

DERIVATIVE INSTRUMENTS, CONTINUED

			IMPLIED						UNAMORTIZED
			CREDIT				(PAY)/		UPFRONT
			SPREAD			USD	RECEIVE		PAYMENT	UNREALIZED
		REFERENCE	AT	NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	OBLIGATION	2-29-2012	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Investment Quality Bond Fund, continued
	Morgan Stanley & Company	CMBX.NA.AAA.5	n/a	2,900,000	USD	$2,900,000	0.350%	Feb 2051	($227,786)	$53,927	($173,859)
	Morgan Stanley & Company	CMBX.NA.AA.4	n/a	1,635,000	USD	1,635,000	1.650%	Feb 2051	(931,567)	28,604	(902,963)
	Morgan Stanley & Company	CMBX.NA.AM.1	n/a	365,000	USD	365,000	0.500%	Oct 2052	(44,511)	17,161	(27,350)

						$39,376,250			($3,102,926)	$239,387	($2,863,539)

Real Return Bond Fund

The Fund used credit default swaps to gain exposure to a security or credit index and to take a long position in the exposure of the benchmark credit. During the six months ended February 29, 2012, the Fund held credit default swaps with total USD notional amounts ranging from approximately $26.7 million to $41.8 million, as measured at each quarter end.

			IMPLIED						UNAMORTIZED
			CREDIT						UPFRONT
			SPREAD			USD	(PAY)/		PAYMENT	UNREALIZED
		REFERENCE	AT	NOTIONAL		NOTIONAL	RECEIVE	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	OBLIGATION	2-29-2012	AMOUNT	CURRENCY	AMOUNT	FIXED RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Real Return Bond Fund
	Bank of America NA	Government of Japan	1.00%	4,100,000	USD	$4,100,000	1.000%	Dec 2015	$68,681	($60,168)	$8,513
	Barclays Bank PLC	Federative Republic of Brazil	1.10%	1,300,000	USD	1,300,000	1.000%	Jun 2015	(7,163)	5,397	(1,766)
	Barclays Bank PLC	Federative Republic of Brazil	1.10%	1,000,000	USD	1,000,000	1.000%	Jun 2015	(12,309)	10,951	(1,358)
	Citibank N.A.	United Kingdom of Great	0.40%	900,000	USD	900,000	1.000%	Jun 2015	4,709	14,896	19,605
		Britain and Northern Ireland
	Citibank N.A.	CDX.EM.14	n/a	7,200,000	USD	7,200,000	5.000%	Dec 2015	734,269	29,066	763,335
	Citibank N.A.	United Kingdom of Great	0.56%	1,600,000	USD	1,600,000	1.000%	Jun 2016	17,526	15,826	33,352
		Britain and Northern Ireland
	Deutsche Bank AG	United Kingdom of Great	0.40%	1,000,000	USD	1,000,000	1.000%	Jun 2015	3,073	18,710	21,783
		Britain and Northern Ireland
	Deutsche Bank AG	United Kingdom of Great	0.40%	3,100,000	USD	3,100,000	1.000%	Jun 2015	17,139	50,390	67,529
		Britain and Northern Ireland
	Deutsche Bank AG	Federative Republic of Brazil	1.66%	4,100,000	USD	4,100,000	1.000%	Jun 2020	(111,014)	(80,131)	(191,145)
	HSBC Bank USA	Federative Republic of Brazil	1.10%	1,000,000	USD	1,000,000	1.000%	Jun 2015	(9,131)	7,773	(1,358)
	JPMorgan Chase Bank, N.A.	Federative Republic of Brazil	1.10%	400,000	USD	400,000	1.000%	Jun 2015	(2,934)	2,391	(543)
	JPMorgan Chase Bank, N.A.	Petroleo Brasileiro S/A	1.50%	400,000	USD	400,000	1.000%	Sep 2015	(7,938)	1,879	(6,059)
		Petrobras
	The Royal Bank of Scotland PLC	Government of Japan	1.00%	600,000	USD	600,000	1.000%	Dec 2015	9,930	(8,684)	1,246

						$26,700,000			$704,838	$8,296	$713,134

Spectrum Income Fund

The Fund used credit default swaps to gain exposure to a security or credit index. During the six months ended February 29, 2012, the Fund held credit default swaps with total USD notional amounts as represented below.

			IMPLIED						UNAMORTIZED
			CREDIT						UPFRONT
			SPREAD			USD	(PAY)/		PAYMENT	UNREALIZED
		REFERENCE	AT	NOTIONAL		NOTIONAL	RECEIVE	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	OBLIGATION	2-29-2012	AMOUNT	CURRENCY	AMOUNT	FIXED RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Spectrum Income Fund
	JPMorgan Chase Bank, N.A.	Arab Republic of Egypt	n/a	100,000	USD	$100,000	0.250%	Mar 2016	($10,065)	($7,767)	($17,832)

						$100,000			($10,065)	($7,767)	($17,832)

Total Return Fund

The Fund used credit default swaps to gain exposure to a security or credit index and to take a long position in the exposure of the benchmark credit. During the six months ended February 29, 2012, the Fund held credit default swaps with total USD notional amounts ranging from approximately $283.2 million to $502.0 million, as measured at each quarter end.

			IMPLIED						UNAMORTIZED
			CREDIT						UPFRONT
			SPREAD			USD	(PAY)/		PAYMENT	UNREALIZED
		REFERENCE	AT	NOTIONAL		NOTIONAL	RECEIVE	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	OBLIGATION	2-29-2012	AMOUNT	CURRENCY	AMOUNT	FIXED RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Total Return Fund
	Bank of America N.A.	Berkshire Hathaway, Inc.	1.12%	1,800,000	USD	$1,800,000	1.000%	Mar 2015	($19,029)	$15,974	($3,055)
	Bank of America N.A.	People’s Republic of China	0.87%	500,000	USD	500,000	1.000%	Jun 2015	5,572	(2,400)	3,172
	Bank of America N.A.	People’s Republic of China	0.87%	1,500,000	USD	1,500,000	1.000%	Jun 2015	15,931	(6,415)	9,516
	Bank of America N.A.	United Mexican States	1.07%	300,000	USD	300,000	1.000%	Sep 2015	(3,010)	2,917	(93)
	Bank of America N.A.	MetLife, Inc.	1.89%	1,700,000	USD	1,700,000	1.000%	Dec 2015	(46,908)	(4,713)	(51,621)
	Bank of America N.A.	Prudential Financial, Inc.	1.45%	2,400,000	USD	2,400,000	1.000%	Dec 2015	(53,160)	18,666	(34,494)
	Bank of America N.A.	French Republic	1.57%	1,200,000	USD	1,200,000	0.250%	Mar 2016	(37,959)	(22,800)	(60,759)

386

DERIVATIVE INSTRUMENTS, CONTINUED

			IMPLIED						UNAMORTIZED
			CREDIT						UPFRONT
			SPREAD			USD	(PAY)/		PAYMENT	UNREALIZED
		REFERENCE	AT	NOTIONAL		NOTIONAL	RECEIVE	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	OBLIGATION	2-29-2012	AMOUNT	CURRENCY	AMOUNT	FIXED RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Total Return Fund, continued
	Bank of America N.A.	Government of Japan	1.03%	200,000	USD	$200,000	1.000%	Mar 2016	$2,223	($2,097)	$126
	Bank of America N.A.	Government of Japan	1.03%	200,000	USD	200,000	1.000%	Mar 2016	2,070	(1,944)	126
	Bank of America N.A.	Credit Agricole SA	4.16%	2,000,000	EUR	2,958,698	1.000%	Jun 2016	(180,536)	(138,324)	(318,860)
	Bank of America N.A.	French Republic	1.67%	12,000,000	USD	12,000,000	0.250%	Sep 2016	(724,436)	(6,662)	(731,098)
	Bank of America N.A.	Republic of Indonesia	1.53%	1,800,000	USD	1,800,000	1.000%	Sep 2016	(24,470)	(13,095)	(37,565)
	Bank of America N.A.	Republic of Korea	1.27%	900,000	USD	900,000	1.000%	Sep 2016	(581)	(8,072)	(8,653)
	Barclays Bank PLC	CDX.NA.IG.9	n/a	14,949,732	USD	14,949,732	0.758%	Dec 2012	—	112,962	112,962
	Barclays Bank PLC	Federative Republic of Brazil	0.65%	17,300,000	USD	17,300,000	1.000%	Dec 2012	19,792	64,139	83,931
	Barclays Bank PLC	General Electric Capital Corp.	0.57%	3,900,000	USD	3,900,000	0.640%	Dec 2012	—	7,291	7,291
	Barclays Bank PLC	United Mexican States	0.98%	1,200,000	USD	1,200,000	1.000%	Mar 2015	(16,127)	19,252	3,125
	Barclays Bank PLC	CDX.EM.13	n/a	1,000,000	USD	1,000,000	5.000%	Jun 2015	78,460	19,847	98,307
	Barclays Bank PLC	Federative Republic of Brazil	1.10%	500,000	USD	500,000	1.000%	Jun 2015	(4,562)	3,883	(679)
	Barclays Bank PLC	French Republic	1.57%	800,000	USD	800,000	0.250%	Mar 2016	(22,948)	(17,558)	(40,506)
	Barclays Bank PLC	People’s Republic of China	0.96%	700,000	USD	700,000	1.000%	Mar 2016	6,617	(4,028)	2,589
	Barclays Bank PLC	French Republic	1.67%	300,000	USD	300,000	0.250%	Sep 2016	(16,455)	(1,822)	(18,277)
	BNP Paribas	People’s Republic of China	0.96%	300,000	USD	300,000	1.000%	Mar 2016	2,871	(1,761)	1,110
	BNP Paribas	United States of America	0.32%	5,100,000	EUR	7,150,709	0.250%	Mar 2016	(58,519)	41,964	(16,555)
	Citibank N.A.	CDX.NA.HY.8	n/a	5,668,140	USD	5,668,140	0.355%	Jun 2012	—	10,238	10,238
	Citibank N.A.	CDX.NA.HY.8	n/a	4,723,450	USD	4,723,450	0.360%	Jun 2012	—	8,652	8,652
	Citibank N.A.	CDX.NA.HY.8	n/a	1,322,566	USD	1,322,566	0.401%	Jun 2012	—	2,701	2,701
	Citibank N.A.	Dell, Inc.	0.41%	4,800,000	USD	4,800,000	1.000%	Sep 2013	16,084	38,134	54,218
	Citibank N.A.	General Electric Capital Corp.	0.86%	600,000	USD	600,000	4.325%	Dec 2013	—	42,760	42,760
	Citibank N.A.	United Mexican States	0.98%	1,200,000	USD	1,200,000	1.000%	Mar 2015	(16,457)	19,582	3,125
	Citibank N.A.	People’s Republic of China	0.87%	400,000	USD	400,000	1.000%	Jun 2015	4,207	(1,669)	2,538
	Citibank N.A.	Republic of Kazakhstan	2.07%	300,000	USD	300,000	1.000%	Mar 2016	(6,849)	(5,038)	(11,887)
	Citibank N.A.	People’s Republic of China	1.03%	2,000,000	USD	2,000,000	1.000%	Jun 2016	17,232	(15,368)	1,864
	Citibank N.A.	United Kingdom of Great	0.56%	6,300,000	USD	6,300,000	1.000%	Jun 2016	93,578	37,745	131,323
		Britain and Northern Ireland
	Citibank N.A.	Federative Republic of Brazil	1.14%	1,000,000	USD	1,000,000	1.000%	Sep 2015	(11,053)	8,159	(2,894)
	Citibank N.A.	United Mexican States	1.07%	700,000	USD	700,000	1.000%	Sep 2015	(7,487)	7,269	(218)
	Citibank N.A.	CDX.EM.14	n/a	1,100,000	USD	1,100,000	5.000%	Dec 2015	107,206	9,415	116,621
	Citibank N.A.	MetLife, Inc.	1.89%	2,500,000	USD	2,500,000	1.000%	Dec 2015	(68,982)	(6,932)	(75,914)
	Credit Suisse International	CDX.EM.13	n/a	600,000	USD	600,000	5.000%	Jun 2015	50,998	7,987	58,985
	Credit Suisse International	Federative Republic of Brazil	1.10%	4,300,000	USD	4,300,000	1.000%	Jun 2015	(37,979)	32,138	(5,841)
	Credit Suisse International	Federative Republic of Brazil	1.14%	1,900,000	USD	1,900,000	1.000%	Sep 2015	(16,367)	10,868	(5,499)
	Credit Suisse International	ArcelorMittal	3.47%	1,000,000	USD	1,000,000	1.000%	Jun 2016	(42,322)	(52,024)	(94,346)
	Deutsche Bank AG	CDX.NA.IG.9	n/a	9,837,888	USD	9,837,888	0.708%	Dec 2012	—	69,332	69,332
	Deutsche Bank AG	Berkshire Hathaway, Inc.	0.71%	1,600,000	USD	1,600,000	0.850%	Mar 2013	—	5,175	5,175
	Deutsche Bank AG	CDX.NA.IG.10	n/a	1,928,998	USD	1,928,998	0.530%	Jun 2013	—	14,617	14,617
	Deutsche Bank AG	United Mexican States	0.98%	700,000	USD	700,000	1.000%	Mar 2015	(9,600)	11,423	1,823
	Deutsche Bank AG	CDX.EM.13	n/a	5,400,000	USD	5,400,000	5.000%	Jun 2015	436,138	94,722	530,860
	Deutsche Bank AG	Federative Republic of Brazil	1.10%	1,700,000	USD	1,700,000	1.000%	Jun 2015	(11,893)	9,584	(2,309)
	Deutsche Bank AG	Federative Republic of Brazil	1.10%	500,000	USD	500,000	1.000%	Jun 2015	(3,048)	2,369	(679)
	Deutsche Bank AG	French Republic	1.57%	400,000	USD	400,000	0.250%	Mar 2016	(12,665)	(7,588)	(20,253)
	Deutsche Bank AG	MetLife, Inc.	1.94%	1,500,000	USD	1,500,000	1.000%	Mar 2016	(24,463)	(26,410)	(50,873)
	Deutsche Bank AG	United Kingdom of Great	0.50%	700,000	USD	700,000	1.000%	Mar 2016	10,720	4,659	15,379
		Britain and Northern Ireland
	Deutsche Bank AG	People’s Republic of China	1.03%	3,300,000	USD	3,300,000	1.000%	Jun 2016	30,482	(27,407)	3,075
	Deutsche Bank AG	People’s Republic of China	1.03%	900,000	USD	900,000	1.000%	Jun 2016	7,375	(6,536)	839
	Deutsche Bank AG	People’s Republic of China	1.09%	600,000	USD	600,000	1.000%	Sep 2016	2,888	(3,965)	(1,077)
	Deutsche Bank AG	Ally Financial, Inc.	3.95%	5,500,000	USD	5,500,000	5.000%	Dec 2016	(205,372)	492,731	287,359
	Deutsche Bank AG	MetLife, Inc.	2.21%	7,700,000	USD	7,700,000	1.000%	Mar 2018	(377,590)	(111,927)	(489,517)
	Goldman Sachs	CDX.NA.IG.10	n/a	2,411,247	USD	2,411,247	0.463%	Jun 2013	—	15,788	15,788
	Goldman Sachs	Berkshire Hathaway, Inc.	1.12%	1,000,000	USD	1,000,000	1.000%	Mar 2015	(10,572)	8,875	(1,697)
	Goldman Sachs	Federative Republic of Brazil	1.10%	500,000	USD	500,000	1.000%	Jun 2015	(4,260)	3,581	(679)
	Goldman Sachs	United Kingdom of Great	0.47%	1,000,000	USD	1,000,000	1.000%	Dec 2015	17,082	4,827	21,909
		Britain and Northern Ireland
	Goldman Sachs	Government of Japan	1.03%	7,200,000	USD	7,200,000	1.000%	Mar 2016	(54,525)	59,078	4,553
	Goldman Sachs	Republic of Italy	3.73%	300,000	USD	300,000	1.000%	Mar 2016	(9,096)	(19,791)	(28,887)
	Goldman Sachs	Republic of Italy	3.73%	13,600,000	USD	13,600,000	1.000%	Mar 2016	(326,828)	(982,705)	(1,309,533)
	Goldman Sachs	Republic of Italy	3.73%	200,000	USD	200,000	1.000%	Mar 2016	(5,830)	(13,428)	(19,258)
	Goldman Sachs	People’s Republic of China	1.09%	200,000	USD	200,000	1.000%	Sep 2016	952	(1,311)	(359)
	Goldman Sachs	United Mexican States	1.25%	1,100,000	USD	1,100,000	1.000%	Sep 2016	(4,654)	(5,445)	(10,099)
	Goldman Sachs	CDX.NA.IG.9	n/a	868,049	USD	868,049	0.548%	Dec 2017	—	17,159	17,159
	HSBC Bank USA	CDX.EM.13	n/a	8,400,000	USD	8,400,000	5.000%	Jun 2015	662,031	163,752	825,783

387

DERIVATIVE INSTRUMENTS, CONTINUED

			IMPLIED						UNAMORTIZED
			CREDIT						UPFRONT
			SPREAD			USD	(PAY)/		PAYMENT	UNREALIZED
		REFERENCE	AT	NOTIONAL		NOTIONAL	RECEIVE	MATURITY	PAID	APPRECIATION	MARKET
FUND	COUNTERPARTY	OBLIGATION	2-29-2012	AMOUNT	CURRENCY	AMOUNT	FIXED RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Total Return Fund, continued
	HSBC Bank USA	Federative Republic of Brazil	1.10%	1,300,000	USD	$1,300,000	1.000%	Jun 2015	($22,907)	$21,141	($1,766)
	HSBC Bank USA	Federative Republic of Brazil	1.14%	700,000	USD	700,000	1.000%	Sep 2015	(4,953)	2,927	(2,026)
	HSBC Bank USA	CDX.EM.14	n/a	1,000,000	USD	1,000,000	5.000%	Dec 2015	95,052	10,967	106,019
	HSBC Bank USA	French Republic	1.67%	300,000	USD	300,000	0.250%	Sep 2016	(10,150)	(8,127)	(18,277)
	HSBC Bank USA	French Republic	1.67%	400,000	USD	400,000	0.250%	Sep 2016	(21,778)	(2,592)	(24,370)
	JPMorgan Chase Bank, N.A.	United Kingdom of Great	0.35%	400,000	USD	400,000	1.000%	Mar 2015	1,136	7,552	8,688
		Britain and Northern Ireland
	JPMorgan Chase Bank, N.A.	United Kingdom of Great	0.35%	800,000	USD	800,000	1.000%	Mar 2015	2,044	15,332	17,376
		Britain and Northern Ireland
	JPMorgan Chase Bank, N.A.	CDX.EM.13	n/a	1,200,000	USD	1,200,000	5.000%	Jun 2015	97,133	20,836	117,969
	JPMorgan Chase Bank, N.A.	Federative Republic of Brazil	1.14%	8,800,000	USD	8,800,000	1.000%	Sep 2015	(83,274)	57,803	(25,471)
	JPMorgan Chase Bank, N.A.	CDX.EM.14	n/a	300,000	USD	300,000	5.000%	Dec 2015	28,934	2,872	31,806
	JPMorgan Chase Bank, N.A.	Arab Republic of Egypt	6.10%	800,000	USD	800,000	1.000%	Mar 2016	(79,575)	(63,079)	(142,654)
	JPMorgan Chase Bank, N.A.	Government of Japan	1.03%	800,000	USD	800,000	1.000%	Mar 2016	5,518	(5,012)	506
	JPMorgan Chase Bank, N.A.	State of Qatar	1.23%	2,900,000	USD	2,900,000	1.000%	Mar 2016	(5,508)	(14,472)	(19,980)
	JPMorgan Chase Bank, N.A.	People’s Republic of China	1.03%	4,000,000	USD	4,000,000	1.000%	Jun 2016	35,291	(31,563)	3,728
	JPMorgan Chase Bank, N.A.	Federative Republic of Brazil	1.31%	900,000	USD	900,000	1.000%	Sep 2016	(4,867)	(5,695)	(10,562)
	JPMorgan Chase Bank, N.A.	People’s Republic of China	1.09%	800,000	USD	800,000	1.000%	Sep 2016	3,713	(5,149)	(1,436)
	JPMorgan Chase Bank, N.A.	CDX.NA.IG.9	n/a	1,928,998	USD	1,928,998	0.553%	Dec 2017	—	38,686	38,686
	Morgan Stanley Capital Services, Inc.	CDX.NA.IG.9	n/a	3,900,000	USD	3,900,000	0.963%	Dec 2012	—	37,692	37,692
	Morgan Stanley Capital Services, Inc.	Federative Republic of Brazil	0.66%	900,000	USD	900,000	1.660%	Mar 2013	—	16,307	16,307
	Morgan Stanley Capital Services, Inc.	CDX.EM.13	n/a	7,000,000	USD	7,000,000	5.000%	Jun 2015	581,843	106,310	688,153
	Morgan Stanley Capital Services, Inc.	Federative Republic of Brazil	1.10%	500,000	USD	500,000	1.000%	Jun 2015	(3,086)	2,407	(679)
	Morgan Stanley Capital Services, Inc.	Federative Republic of Brazil	1.14%	9,900,000	USD	9,900,000	1.000%	Sep 2015	(95,025)	66,370	(28,655)
	Morgan Stanley Capital Services, Inc.	Abu Dhabi	1.24%	4,800,000	USD	4,800,000	1.000%	Mar 2016	(10,937)	(23,999)	(34,936)
	Morgan Stanley Capital Services, Inc.	French Republic	1.57%	500,000	USD	500,000	0.250%	Mar 2016	(13,468)	(11,848)	(25,316)
	Morgan Stanley Capital Services, Inc.	Government of Japan	1.03%	2,400,000	USD	2,400,000	1.000%	Mar 2016	(19,076)	20,594	1,518
	Morgan Stanley Capital Services, Inc.	United Kingdom of Great	0.56%	1,900,000	USD	1,900,000	1.000%	Jun 2016	28,222	11,383	39,605
		Britain and Northern Ireland
	Morgan Stanley Capital Services, Inc.	People’s Republic of China	1.09%	600,000	USD	600,000	1.000%	Sep 2016	2,675	(3,752)	(1,077)
	Morgan Stanley Capital Services, Inc.	Republic of Indonesia	1.53%	1,400,000	USD	1,400,000	1.000%	Sep 2016	(18,445)	(10,772)	(29,217)
	Morgan Stanley Capital Services, Inc.	United Mexican States	1.25%	2,400,000	USD	2,400,000	1.000%	Sep 2016	(9,159)	(12,875)	(22,034)
	Societe Generale Paris	United Kingdom of Great	0.35%	2,700,000	USD	2,700,000	1.000%	Mar 2015	3,058	55,585	58,643
		Britain and Northern Ireland
	Societe Generale Paris	United Kingdom of Great	0.35%	4,600,000	USD	4,600,000	1.000%	Mar 2015	11,736	88,175	99,911
		Britain and Northern Ireland
	The Royal Bank of Scotland PLC	People’s Republic of China	0.87%	900,000	USD	900,000	1.000%	Jun 2015	9,748	(4,038)	5,710
	The Royal Bank of Scotland PLC	United Mexican States	1.07%	1,900,000	USD	1,900,000	1.000%	Sep 2015	(15,118)	14,526	(592)
	The Royal Bank of Scotland PLC	French Republic	1.53%	700,000	USD	700,000	0.250%	Dec 2015	(10,236)	(22,204)	(32,440)
	The Royal Bank of Scotland PLC	French Republic	1.57%	500,000	USD	500,000	0.250%	Mar 2016	(13,284)	(12,032)	(25,316)
	The Royal Bank of Scotland PLC	People’s Republic of China	1.03%	3,100,000	USD	3,100,000	1.000%	Jun 2016	27,992	(25,103)	2,889
	UBS AG	Berkshire Hathaway, Inc.	1.12%	1,000,000	USD	1,000,000	1.000%	Mar 2015	(10,845)	9,148	(1,697)
	UBS AG	French Republic	1.57%	1,400,000	USD	1,400,000	0.250%	Mar 2016	(44,285)	(26,601)	(70,886)
	UBS AG	People’s Republic of China	1.03%	2,000,000	USD	2,000,000	1.000%	Jun 2016	18,474	(16,610)	1,864
	UBS AG	United Kingdom of Great	0.56%	1,500,000	USD	1,500,000	1.000%	Jun 2016	22,281	8,986	31,267
		Britain and Northern Ireland
	UBS AG	French Republic	1.67%	1,600,000	USD	1,600,000	0.250%	Sep 2016	(54,132)	(43,348)	(97,480)
	UBS AG	People’s Republic of China	1.09%	100,000	USD	100,000	1.000%	Sep 2016	452	(631)	(179)
	UBS AG	Republic of Korea	1.27%	1,000,000	USD	1,000,000	1.000%	Sep 2016	—	(9,614)	(9,614)
	UBS AG	Republic of Indonesia	1.53%	600,000	USD	600,000	1.000%	Sep 2016	(8,413)	(4,109)	(12,522)
	UBS AG	United Mexican States	1.25%	1,100,000	USD	1,100,000	1.000%	Sep 2016	(4,286)	(5,813)	(10,099)

						$283,248,475			($473,588)	$247,541	($226,047)

Fair value of derivative instruments by risk category The table below summarizes the fair value of derivatives held by the Funds at February 29, 2012, by risk category:

		Statements of
		Assets and	Financial	Asset	Liability
		Liabilities	Instruments	Derivatives	Derivatives
Fund	Risk	Location	Location	Fair Value	Fair Value

Active Bond Fund	Interest rate contracts	Receivable/payable for futures	Futures†	$11,449	($52,889)

	Total			$11,449	($52,889)
All Cap Core Fund	Equity contracts	Receivable/payable for futures	Futures†	$1,015,485	—

	Total			$1,015,485	—

388

DERIVATIVE INSTRUMENTS, CONTINUED

		Statements of
		Assets and	Financial	Asset	Liability
		Liabilities	Instruments	Derivatives	Derivatives
Fund	Risk	Location	Location	Fair Value	Fair Value

Capital Appreciation Value	Equity contracts	Written options, at value	Written options	—	($2,242,876)
Fund
	Foreign currency	Receivable/payable for	Forward foreign currency	$257,901	(61,660)
	contracts	forward foreign currency	contracts
		exchange contracts

	Total			$257,901	($2,304,536)
Emerging Markets Debt Fund	Foreign currency	Receivable/payable for	Forward foreign currency	$5,580	—
	contracts	forward foreign currency	contracts
		exchange contracts

	Total			$5,580	—
Global Bond Fund	Interest rate contracts	Receivable/payable for	Futures†	$5,406,830	($27,213)
		futures
	Interest rate contracts	Written options, at value	Written options	—	(136,635)
	Interest rate contracts	Swap contracts, at value	Interest rate swaps	4,430,285	(1,611,600)
	Interest rate contracts	Investments in unaffiliated	Purchased options	195	—
		issuers, at value*
	Credit contracts	Swap contracts, at value	Credit default swaps	1,973,187	(875,916)
	Foreign currency	Receivable/payable for	Forward foreign currency	2,298,959	(18,926,322)
	contracts	forward foreign currency	contracts
		exchange contracts
	Foreign currency	Investments in unaffiliated	Purchased options	7,685	—
	contracts	issuers, at value*

	Total			$14,117,141	($21,577,686)
Health Sciences Fund	Equity contracts	Written options, at value	Written options	—	($2,918,451)
	Equity contracts	Investments in unaffiliated	Purchased options	$7,294	—
		issuers, at value*

	Total			$7,294	($2,918,451)
Heritage Fund	Foreign currency	Receivable/payable for	Forward foreign currency	$10,760	($2,183)
	contracts	forward foreign currency	contracts
		exchange contracts

	Total			$10,760	($2,183)
High Income Fund	Foreign currency	Receivable/payable for	Forward foreign currency	$7,379	($238,491)
	contracts	forward foreign currency	contracts
		exchange contracts

	Total			$7,379	($238,491)
High Yield Fund	Credit contracts	Swap contracts, at value	Credit default swaps	$233,823	($81,394)
	Credit contracts	Written options, at value	Written options	—	(2,259,090)
	Credit contracts	Investments in unaffiliated	Purchased options	2,162,122	—
		issuers, at value*
	Foreign currency	Receivable/payable for	Forward foreign currency	—	(286,861)
	contracts	forward foreign currency	contracts
		exchange contracts

	Total			$2,395,945	($2,627,345)
Index 500 Fund	Equity contracts	Receivable/payable for	Futures†	$3,202,901	—
		futures

	Total			$3,202,901	—
International Equity Index	Equity contracts	Receivable/payable for	Futures†	$1,743,778	($8,867)
Fund		futures
	Foreign currency	Receivable/payable for	Forward foreign currency	252,444	(214,524)
	contracts	forward foreign currency	contracts
		exchange contracts

	Total			$1,996,222	($223,391)
Investment Quality Bond Fund	Interest rate contracts	Receivable/payable for	Futures†	$227,035	($14,779)
		futures
	Interest rate contracts	Swap contracts, at value	Interest rate swaps	—	(759,518)
	Credit contracts	Swap contracts, at value	Credit default swaps	1,648,610	(2,954,107)
	Foreign currency	Receivable/payable for	Forward foreign currency	239,233	(223,372)
	contracts	forward foreign currency	contracts
		exchange contracts

	Total			$2,114,878	($3,951,776)
Mid Cap Growth Index Fund	Equity contracts	Receivable/payable for	Futures†	$184,110	—
		futures

	Total			$184,110	—
Mid Cap Index Fund	Equity contracts	Receivable/payable for	Futures†	$1,121,776	—
		futures

	Total			$1,121,776	—
Mid Cap Value Index Fund	Equity contracts	Receivable/payable for	Futures†	$70,930	—
		futures

	Total			$70,930	—
Mutual Shares Fund	Foreign currency	Receivable/payable for	Forward foreign currency	$704,249	($329,486)
	contracts	forward foreign currency	contracts
		exchange contracts

	Total			$704,249	($329,486)

389

DERIVATIVE INSTRUMENTS, CONTINUED

		Statements of
		Assets and	Financial	Asset	Liability
		Liabilities	Instruments	Derivatives	Derivatives
Fund	Risk	Location	Location	Fair Value	Fair Value

Real Return Bond Fund	Interest rate contracts	Receivable/payable for	Futures†	$863,313	—
		futures
	Interest rate contracts	Written options, at value	Written options	—	($361,316)
	Interest rate contracts	Swap contracts, at value	Interest rate swaps	778,602	(125,555)
	Interest rate contracts	Investments in unaffiliated	Purchased options	2,287	—
		issuers, at value*
	Credit contracts	Swap contracts, at value	Credit default swaps	926,544	(276,277)
	Foreign currency	Receivable/payable for	Forward foreign currency	767,133	(2,131,527)
	contracts	forward foreign currency	contracts
		exchange contracts

	Total			$3,337,879	($2,894,675)
Redwood Fund	Equity contracts	Written options, at value	Written options	—	($118,332,998)

	Total			—	($118,332,998)
Small Cap Index Fund	Equity contracts	Receivable/payable for	Futures†	$246,717	—
		futures

	Total			$246,717	—
Smaller Company Growth	Equity contracts	Receivable/payable for	Futures†	—	($4,370)
Fund		futures

	Total			—	($4,370)
Spectrum Income Fund	Interest rate contracts	Receivable/payable for	Futures†	$11,327	($20,480)
		futures
	Interest rate contracts	Swap contracts, at value	Interest rate swaps	28,779	—
	Credit contracts	Swap contracts, at value	Credit default swaps	—	(17,832)
	Foreign currency	Receivable/payable for	Forward foreign currency	714,387	(1,232,689)
	contracts	forward foreign currency	contracts
		exchange contracts

	Total			$754,493	($1,271,001)
Total Return Fund	Interest rate contracts	Receivable/payable for	Futures†	$1,556,340	($133,263)
		futures
	Interest rate contracts	Written options, at value	Written options	—	(1,443,603)
	Interest rate contracts	Swap contracts, at value	Interest rate swaps	9,003,717	(96,874)
	Credit contracts	Swap contracts, at value	Credit default swaps	4,490,642	(4,103,315)
	Foreign currency	Receivable/payable for	Forward foreign currency	6,068,366	(13,410,053)
	contracts	forward foreign currency	contracts
		exchange contracts

	Total			$21,119,065	($19,187,108)

† Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the year end variation margin is separately disclosed in the Statements of assets and liabilities.

* Purchased options are included in the Fund’s Investments.

Effect of derivative instruments on the Statements of operations The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 29, 2012:

	Statements of Operations Location—Net Realized Gain (Loss) on:

		Investments	Written	Futures	Swap	Foreign Currency
Fund	Risk	(Purchased Options)	Options	Contracts	Contracts	Transactions*	Total

Active Bond Fund	Interest rate contracts	—	—	$534,208	—	—	$534,208
	Foreign currency contracts	—	—	—	—	($28,617)	(28,617)

	Total	—	—	$534,208	—	($28,617)	$505,591
All Cap Core Fund	Equity contracts	—	—	$92,310	—	—	$92,310

	Total	—	—	$92,310	—	—	$92,310
Alpha Opportunities Fund	Foreign currency contracts	—	—	—	—	($100,172)	($100,172)

	Total	—	—	—	—	($100,172)	($100,172)
Capital Appreciation Value Fund	Equity contracts	—	$120,333	—	—	—	$120,333

	Total	—	$120,333	—	—	—	$120,333
Emerging Markets Debt Fund	Foreign currency contracts	—	—	—	—	($27,218)	($27,218)

	Total	—	—	—	—	($27,218)	($27,218)
Global Bond Fund	Interest rate contracts	($70,187)	$860,888	$8,086,166	($3,377,166)	—	$5,499,701
	Credit contracts	—	—	—	(1,527,620)	—	(1,527,620)
	Foreign currency contracts	(37,820)	327,791	—	—	$3,145,014	3,434,985

	Total	($108,007)	$1,188,679	$8,086,166	($4,904,786)	$3,145,014	$7,407,066
Health Sciences Fund	Equity contracts	($22,079)	$56,854	—	—	—	$34,775

	Total	($22,079)	$56,854	—	—	—	$34,775
Heritage Fund	Foreign currency contracts	—	—	—	—	$77,713	$77,713

	Total	—	—	—	—	$77,713	$77,713
High Income Fund	Foreign currency contracts	—	—	—	—	$256,287	$256,287

	Total	—	—	—	—	$256,287	$256,287
High Yield Fund	Interest rate contracts	—	—	$957,890	—	—	$957,890
	Credit contracts	($563,420)	$453,100	—	$272,790	—	162,470
	Foreign currency contracts	—	—	—	—	$2,193,136	2,193,136

	Total	($563,420)	$453,100	$957,890	$272,790	$2,193,136	$3,313,496

390

DERIVATIVE INSTRUMENTS, CONTINUED

	Statements of Operations Location—Net Realized Gain (Loss) on:

		Investments	Written	Futures	Swap	Foreign Currency
Fund	Risk	(Purchased Options)	Options	Contracts	Contracts	Transactions*	Total

Index 500 Fund	Equity contracts	—	—	$7,431,447	—	—	$7,431,447

	Total	—	—	$7,431,447	—	—	$7,431,447
International Equity Index Fund	Equity contracts	—	—	($2,111,660)	—	—	($2,111,660)
	Foreign currency contracts	—	—	—	—	($431,836)	(431,836)

	Total	—	—	($2,111,660)	—	($431,836)	($2,543,496)
International Opportunities Fund	Foreign currency contracts	—	—	—	—	($1,960,323)	($1,960,323)

	Total	—	—	—	—	($1,960,323)	($1,960,323)
Investment Quality Bond Fund	Interest rate contracts	—	—	($1,495,477)	($64,956)	—	($1,560,433)
	Credit contracts	—	—	—	(334,648)	—	(334,648)
	Foreign currency contracts	—	—	—	—	($418,315)	(418,315)

	Total	—	—	($1,495,477)	($399,604)	($418,315)	($2,313,396)
Mid Cap Growth Index Fund	Equity contracts	—	—	$54,325	—	—	$54,325

	Total	—	—	$54,325	—	—	$54,325
Mid Cap Index Fund	Equity contracts	—	—	($228,301)	—	—	($228,301)

	Total	—	—	($228,301)	—	—	($228,301)
Mid Cap Value Index Fund	Equity contracts	—	—	$68,010	—	—	$68,010

	Total	—	—	$68,010	—	—	$68,010
Mutual Shares Fund	Equity contracts	—	$19,517	—	—	—	$19,517
	Foreign currency contracts		—			$3,237,929	3,237,929

	Total	—	$19,517	—	—	$3,237,929	$3,257,446
Real Return Bond Fund	Interest rate contracts	($51,390)	$837,898	$1,732,211	$888,064	—	$3,406,783
	Credit contracts	—	18,250	—	(159,651)	—	(141,401)
	Foreign currency contracts	—	45,495	—	—	$3,827,937	3,873,432

	Total	($51,390)	$901,643	$1,732,211	$728,413	$3,827,937	$7,138,814
Redwood Fund	Equity contracts	($741,482)	($25,245,148)	—	—	—	($25,986,630)

	Total	($741,482)	($25,245,148)	—	—	—	($25,986,630)
Small Cap Index Fund	Equity contracts	—	—	$1,139,431	—	—	$1,139,431

	Total	—	—	$1,139,431	—	—	$1,139,431
Smaller Company Growth Fund	Equity contracts			$70,077			$70,077

	Total	—	—	$70,077	—	—	$70,077
Spectrum Income Fund	Interest rate contracts	—	—	($388,200)	($1,726)	—	($389,926)
	Credit contracts	—	—	—	1,746	—	1,746
	Foreign currency contracts	—	—	—	—	$1,495,609	1,495,609

	Total	—	—	($388,200)	$20	$1,495,609	$1,107,429
Total Return Fund	Interest rate contracts	$138,858	($5,434,928)	$12,317,808	($8,392,774)	—	($1,371,036)
	Credit contracts	—	250,672	—	(1,889,046)	—	(1,638,374)
	Foreign currency contracts	—	—	—	—	($3,354,773)	(3,354,773)

	Total	$138,858	($5,184,256)	$12,317,808	($10,281,820)	($3,354,773)	($6,364,183)
Value & Restructuring Fund	Equity contracts	—	$25,508	—	—	—	$25,508

	Total	—	$25,508	—	—	—	$25,508

* Realized gain/loss associated with forward foreign currency contracts is included in the caption on the Statements of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 29, 2012:

	Statements of Operations Location—Change in Unrealized Appreciation (Depreciation) of:

						Translation of Assets
		Investments	Written	Futures	Swap	and Liabilities in
Fund	Risk	(Purchased Options)	Options	Contracts	Contracts	Foreign Currencies*	Total

Active Bond Fund	Interest rate contracts	—	—	($57,878)	—	—	($57,878)
	Foreign currency contracts	—	—	—	—	$29,550	29,550

	Total	—	—	($57,878)	—	$29,550	($28,328)
All Cap Core Fund	Equity contracts	—	—	$1,451,320	—	—	$1,451,320

	Total	—	—	$1,451,320	—	—	$1,451,320
Alpha Opportunities Fund	Foreign currency contracts	—	—	—	—	$178,851	$178,851

	Total	—	—	—	—	$178,851	$178,851
Capital Appreciation Value Fund	Equity contracts	—	($503,878)	—	—	—	($503,878)
	Foreign currency contracts	—	—	—	—	$196,241	196,241

	Total	—	($503,878)	—	—	$196,241	($307,637)
Emerging Markets Debt Fund	Foreign currency contracts	—	—	—	—	$31,783	$31,783

	Total	—	—	—	—	$31,783	$31,783
Global Bond Fund	Interest rate contracts	($5,079)	($46,301)	$3,897,619	$2,772,848	—	$6,619,087
	Credit contracts	—	—	—	1,134,029	—	1,134,029
	Foreign currency contracts	3,870	(2,705)	—	—	($14,670,456)	(14,669,291)

	Total	($1,209)	($49,006)	$3,897,619	$3,906,877	($14,670,456)	($6,916,175)
Health Sciences Fund	Equity contracts	—	$227,685	—	—	—	$227,685

	Total	—	$227,685	—	—	—	$227,685

391

DERIVATIVE INSTRUMENTS, CONTINUED

	Statements of Operations Location—Change in Unrealized Appreciation (Depreciation) of:

						Translation of Assets
		Investments	Written	Futures	Swap	and Liabilities in
Fund	Risk	(Purchased Options)	Options	Contracts	Contracts	Foreign Currencies*	Total

Heritage Fund	Foreign currency contracts	—	—	—	—	$6,954	$6,954

	Total	—	—	—	—	$6,954	$6,954
High Income Fund	Foreign currency contracts	—	—	—	—	($170,502)	($170,502)

	Total	—	—	—	—	($170,502)	($170,502)
High Yield Fund	Interest rate contracts	—	—	$205,836	—	—	$205,836
	Credit contracts	($1,032,190)	$1,492,099	—	($460,868)	—	(959)
	Foreign currency contracts	—	—	—	—	$177,625	177,625

	Total	($1,032,190)	$1,492,099	$205,836	($460,868)	$177,625	$382,502
Index 500 Fund	Equity contracts	—	—	$4,142,254	—	—	$4,142,254

	Total	—	—	$4,142,254	—	—	$4,142,254
International Equity Index Fund	Equity contracts	—	—	$2,473,996	—	—	$2,473,996
	Foreign currency contracts	—	—	—	—	($155,371)	(155,371)

	Total	—	—	$2,473,996	—	($155,371)	$2,318,625
International Opportunities Fund	Foreign currency contracts	—	—	—	—	$1,960,324	$1,960,324

	Total	—	—	—	—	$1,960,324	$1,960,324
Investment Quality Bond Fund	Interest rate contracts	—	—	$392,663	($238,139)	—	$154,524
	Credit contracts	—	—	—	575,835	—	575,835
	Foreign currency contracts	—	—	—	—	$178,247	178,247

	Total	—	—	$392,663	$337,696	$178,247	$908,606
Mid Cap Growth Index Fund	Equity contracts	—	—	$109,310	—	—	$109,310

	Total	—	—	$109,310	—	—	$109,310
Mid Cap Index Fund	Equity contracts	—	—	$2,702,415	—	—	$2,702,415

	Total	—	—	$2,702,415	—	—	$2,702,415
Mid Cap Value Index Fund	Equity contracts	—	—	$74,210	—	—	$74,210

	Total	—	—	$74,210	—	—	$74,210
Mutual Shares Fund	Foreign currency contracts	—	—	—	—	$103,064	$103,064

	Total	—	—	—	—	$103,064	$103,064
Real Return Bond Fund	Interest rate contracts	($7,042)	$441,631	($530,161)	($1,591,136)	—	($1,686,708)
	Credit contracts	—	(13,907)	—	255,758	—	241,851
	Foreign currency contracts	—	(28,780)	—	—	($1,231,386)	(1,260,166)

	Total	($7,042)	$398,944	($530,161)	($1,335,378)	($1,231,386)	($2,705,023)
Redwood Fund	Equity contracts	—	($20,279,139)	—	—	—	($20,279,139)

	Total	—	($20,279,139)	—	—	—	($20,279,139)
Small Cap Index Fund	Equity contracts	—	—	($99,863)	—	—	($99,863)

	Total	—	—	($99,863)	—	—	($99,863)
Smaller Company Growth Fund	Equity contracts	—	—	$66,581	—	—	$66,581

	Total	—	—	$66,581	—	—	$66,581
Spectrum Income Fund	Interest rate contracts	—	—	$253,329	$28,779	—	$282,108
	Credit contracts	—	—	—	(7,671)	—	(7,671)
	Foreign currency contracts	—	—	—	—	($906,079)	(906,079)

	Total	—	—	$253,329	$21,108	($906,079)	($631,642)
Total Return Fund	Interest rate contracts	($141,784)	$5,732,860	($14,032,599)	$12,650,105	—	$4,208,582
	Credit contracts	—	(62,432)	—	1,876,116	—	1,813,684
	Foreign currency contracts	—	—	—	—	$9,164,249	9,164,249

	Total	($141,784)	$5,670,428	($14,032,599)	$14,526,221	$9,164,249	$15,186,515
Value & Restructuring Fund	Equity contracts	—	($17,720)	—	—	—	($17,720)

	Total	—	($17,720)	—	—	—	($17,720)

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in the caption on the Statements of operations.

4. GUARANTEES AND INDEMNIFICATIONS Under the Funds’ organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. The risk of material loss from such claims is considered remote.

5. FEES AND TRANSACTIONS WITH AFFILIATES John Hancock Investment Management Services, LLC (the Adviser), serves as investment adviser for the Funds. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Funds. The Adviser and the Distributor are indirect wholly owned subsidiaries of MFC.

Management fee The Funds have an investment management contract with the Adviser under which the Funds pay a monthly management fee to the Adviser equivalent, on an annual basis, as detailed below. Aggregate net assets generally include the net assets of the Funds and the net assets of a similar fund of John Hancock Variable Insurance Trust (JHVIT), unless otherwise noted below. JHVIT Funds are advised by the Adviser and are distributed by an affiliate of the Adviser, John Hancock Distributors, LLC.

• Active Bond Fund — 0.60% of the aggregate net assets

• All Cap Core Fund — a) 0.80% of the first $500 million of aggregate net assets and b) 0.75% of the excess over $500 million of aggregate net assets.

• All Cap Value Fund — a) 0.80% of the first $500 million of aggregate net assets and b) 0.75% of the excess over $500 million of aggregate net assets.

392

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

• Alpha Opportunities Fund — a) 1.025% of the first $250 million of aggregate net assets; b) 1.00% of aggregate net assets between $250 million and $500 million; c) 0.975% of aggregate net assets between $500 million and $1 billion; and d) 0.950% of the excess over $1 billion of aggregate net assets.

• Blue Chip Growth Fund and Equity-Income Fund — a) 0.825% of the first $1 billion of aggregate net assets and b) 0.775% of the excess over $1 billion of aggregate net assets. However, when aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.80% on the first $1 billion of aggregate net assets of the Fund.

• Capital Appreciation Fund — a) 0.85% of the first $300 million of aggregate net assets; b) 0.80% of aggregate net assets between $300 million and $500 million; c) 0.70% of the aggregate net assets between $500 million and $1 billion; and d) 0.67% of the excess over $1 billion of aggregate net assets.

• Capital Appreciation Value Fund — If net assets are less than $500 million, then the following fee schedule applies: a) 0.95% of the first $250 million of aggregate net assets and b) 0.85% of the excess over $250 million of aggregate net assets. If net assets equal or exceed $500 million but are less than $2 billion, then the following fee schedule shall apply: a) 0.85% of the first $1 billion of aggregate net assets and b) 0.80% of the excess over $1 billion of aggregate net assets. If net assets equal or exceed $2 billion but are less than $3 billion, then the following fee schedule shall apply: a) 0.85% of the first $500 million of aggregate net assets and b) 0.80% of the excess over $500 million of aggregate net assets. If net assets equal or exceed $3 billion, then the advisory fee to be paid is 0.80% of aggregate net assets.

• Core Bond Fund — a) 0.69% of the first $200 million of aggregate net assets; b) 0.64% of aggregate net assets between $200 million and $400 million; and c) 0.57% of the excess over $400 million of aggregate net assets.

• Core Fundamental Holdings Portfolio, Core Global Diversification Portfolio and Core Diversified Growth and Income Portfolio — Aggregate net assets include the net assets of the Portfolios and the net assets of similar funds of JHVIT for all the funds listed. The monthly management fee paid on these assets is a) 0.05% on the first $500 million of aggregate net assets and b) 0.04% of the excess over $500 million of aggregate net assets.

• Emerging Markets Debt Fund — a) 0.725% of the first $250 million of average net assets; b) 0.70% of average net assets between $250 million and $750 million; and c) 0.675% of the excess over $750 million of average net assets.

• Fundamental Value Fund — a) 0.80% of the first $50 million of aggregate net assets; b) 0.775% of aggregate net assets between $50 million and $500 million; and c) 0.75% of the excess over $500 million of aggregate net assets.

• Global Agribusiness Fund and Global Infrastructure Fund — a) 0.85% of the first $250 million of average net assets and b) 0.80% of the excess over $250 million of average net assets.

• Global Bond Fund and Real Estate Securities Fund — 0.70% of aggregate net assets.

• Global Real Estate Fund — a) 0.90% of the first $500 million of average net assets; b) 0.875% of average net assets between $500 million and $750 million; and c) 0.85% of the excess over $750 million of average net assets.

• Health Sciences Fund — a) 1.05% of the first $500 million of aggregate net assets and b) 1.00% of the excess over $500 million of aggregate net assets.

• Heritage Fund — a) 0.85% of the first $400 million of aggregate net assets; b) 0.825% of aggregate net assets between $400 million and $1 billion; and c) 0.80% of the excess over $1 billion of aggregate net assets.

• High Income Fund — a) 0.725% of the first $150 million of average net assets; b) 0.675% of average net assets between $150 million and $500 million; c) 0.650% of the average net assets between $500 million and $2.5 billion; and d) 0.60% of the excess over $2.5 billion of average net assets.

• High Yield Fund — a) 0.70% of the first $500 million of aggregate net assets and b) 0.65% of the excess over $500 million of aggregate net assets.

• Index 500 Fund — a) 0.47% of the first $500 million of aggregate net assets and b) 0.46% of the excess over $500 million of aggregate net assets.

• International Equity Index Fund — a) 0.55% of the first $100 million of aggregate net assets and b) 0.53% of the excess over $100 million of aggregate net assets.

• International Growth Stock Fund — a) 0.85% of the first $250 million of aggregate net assets; b) 0.80% of aggregate net assets between $250 million and $750 million; and c) 0.75% of the excess over $750 million of aggregate net assets.

• International Opportunities Fund — a) 0.90% of the first $750 million of aggregate net assets; b) 0.85% of aggregate net assets between $750 million and $1.5 billion; and c) 0.80% of the excess over $1.5 billion of aggregate net assets.

• International Small Cap Fund — a) 1.05% of the first $200 million of average net assets; b) 0.95% of average net assets between $200 million and $500 million; and c) 0.85% of the excess over $500 million of average net assets.

• International Small Company Fund — 0.95% of aggregate net assets.

• International Value Fund — Aggregate net assets are the aggregate net assets of the Fund, International Small Cap Fund, Mutual Shares Fund and the following funds of JHVIT: International Value Trust, Global Trust, Income Trust and Mutual Shares Trust. The advisory fee paid is as follows: a) 0.95% of the first $150 million of aggregate net assets; b) 0.85% of aggregate net assets between $150 million and $300 million; and c) 0.80% of the excess over $300 million of aggregate net assets. However, when aggregate net assets exceed $300 million, then the advisory fee rate is 0.80% of aggregate net assets of the Fund.

• Investment Quality Bond Fund — a) 0.60% of the first $500 million of aggregate net assets and b) 0.55% of the excess over $500 million of aggregate net assets.

• Large Cap Fund — a) 0.78% of the first $250 million of aggregate net assets; b) 0.73% of aggregate net assets between $250 million and $500 million; c) 0.68% of aggregate net assets between $500 million and $750 million; and d) 0.65% of the excess over $750 million of aggregate net assets.

• Mid Cap Growth Index Fund and Mid Cap Value Index Fund — a) 0.53% of the first $50 million of average net assets; b) 0.51% of average net assets between $50 million and $100 million; and c) 0.49% of the excess over $100 million of average net assets.

• Mid Cap Index Fund and Small Cap Index Fund — a) 0.49% of the first $250 million of aggregate net assets; b) 0.48% of aggregate net assets between $250 million and $500 million; and c) 0.46% of the excess over $500 million of aggregate net assets.

393

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

• Mid Cap Stock Fund — a) 0.875% of the first $200 million of aggregate net assets; b) 0.85% of aggregate net assets between $200 million and $500 million; and c) 0.825% of the excess over $500 million of aggregate net assets.

• Mid Cap Value Equity Fund — a) 0.875% of the first $250 million of aggregate net assets; b) 0.85% of aggregate net assets between $250 million and $500 million; c) 0.825% of aggregate net assets between $500 million and $1 billion; and d) 0.80% of the excess over $1 billion of aggregate net assets.

• Mid Value Fund — a) 1.05% of the first $50 million of aggregate net assets and b) 1.00% of the excess over $50 million of aggregate net assets.

• Mutual Shares Fund — a) 0.96% of the first $1 billion of aggregate net assets and b) 0.94% of the excess over $1 billion of aggregate net assets.

• Real Estate Equity Fund — a) 0.875% of the first $250 million of average net assets; b) 0.85% of average net assets between $250 million and $500 million; and c) 0.825% of the excess over $500 million of average net assets.

• Real Return Bond Fund — a) 0.70% of the first $1 billion of aggregate net assets and b) 0.65% of the excess over $1 billion of aggregate net assets.

• Redwood Fund — If average net assets are less than $200 million, then the following fee schedule applies: a) 1.20% of the first $100 million of average net assets and b) 1.15% of the excess over $100 million of average net assets. If net assets equal or exceed $200 million, then the following fee schedule shall apply: a) 1.10% of the first $500 million of average net assets and b) 1.05% of the excess over $500 million of average net assets.

• Short-Term Government Income Fund — a) 0.57% of the first $250 million of aggregate net assets and b) 0.55% of the excess over $250 million of aggregate net assets.

• Small Cap Growth Fund — a) 1.10% of the first $100 million of aggregate net assets and b) 1.05% of the excess over $100 million of aggregate net assets.

• Small Cap Opportunities Fund — a) 1.00% of the first $500 million of aggregate net assets; b) 0.95% of aggregate net assets between $500 million and $1 billion; c) 0.90% of aggregate net assets between $1 billion and $2 billion; and d) 0.85% of the excess over $2 billion of aggregate net assets.

• Small Cap Value Fund — a) 1.10% of the first $100 million of aggregate net assets; b) 1.05% of aggregate net assets between $100 million and $600 million; and c) 1.00% of the excess over $600 million of aggregate net assets.

• Small Company Growth Fund — a) 1.05% of the first $250 million of aggregate net assets and b) 1.00% of the excess over $250 million of aggregate net assets. However, when the aggregate net assets of Small Company Growth Fund, JHVIT Small Company Growth Trust, Small Cap Opportunities Fund, JHVIT Small Cap Opportunities Trust, International Growth Stock Fund, JHVIT International Growth Stock Trust, Value Fund and JHVIT Value Trust exceed $1 billion, then the advisory rate for Small Company Growth Fund will be 1.00% of aggregate net assets.

• Small Company Value Fund — a) 1.05% of the first $500 million of aggregate net assets and b) 1.00% of the excess over $500 million of aggregate net assets.

• Smaller Company Growth Fund — a) 1.10% of the first $125 million of aggregate net assets; b) 1.05% of aggregate net assets between $125 million and $375 million; c) 1.00% of aggregate net assets between $375 million and $1 billion and d) 0.95% of the excess over $1 billion of aggregate net assets.

• Spectrum Income Fund — a) 0.800% of the first $250 million of aggregate net assets and b) 0.725% of the excess over $250 million of aggregate net assets.

• Total Bond Market Fund —a) 0.49% of the first $500 million of aggregate net assets; b) 0.47% of the aggregate net assets between $500 million and $1.5 billion and c) 0.46% of the excess over $1.5 billion of aggregate net assets. Aggregate net assets are the aggregate net assets of the Fund, JHVIT Total Bond Market Trust A and JHVIT Total Bond Market Trust B.

• Total Return Fund — If Relationship Net Assets are equal to or exceed $3 billion, then the following fee schedule applies: a) 0.70% of the first $1 billion of aggregate net assets and b) 0.675% of the excess over $1 billion of aggregate net assets. If Relationship Net Assets are less than $3 billion, then the advisory fee to be paid is 0.70% of aggregate net assets. Relationship Net Assets are aggregate net assets of all Portfolios of the Trust and JHVIT that are subadvised by Pacific Investment Management Company, LLC.

• U.S. High Yield Bond Fund — a) 0.75% of the first $200 million of average net assets and b) 0.72% of the excess over $200 million of average net assets.

• Value Fund — a) 0.75% of the first $200 million of aggregate net assets; b) 0.725% of aggregate net assets between $200 million and $500 million; and c) 0.65% of the excess over $500 million of aggregate net assets.

• Value & Restructuring Fund — a) 0.825% of the first $500 million of aggregate net assets; b) 0.80% of aggregate net assets between $500 million and $1 billion; and c) 0.775% of the excess over $1 billion of aggregate net assets.

• The Retirement Portfolios and Lifecycle 2050 Portfolio pay the Adviser a management fee for its services to the Portfolios. The management fee has two components: (a) a fee on net assets invested in affiliated funds (Affiliated Fund Assets) and (b) a fee on net assets not invested in affiliated funds (Other Assets). Affiliated funds are any funds of the Trust, JHVIT and John Hancock Funds III (JHF III) excluding John Hancock Money Market Trust B, John Hancock 500 Index Trust B, John Hancock International Equity Index Trust B and John Hancock Total Bond Market Trust B. The fee on assets invested in Affiliated Fund Assets is stated as an annual percentage of the current value of the aggregate net assets of all the Portfolios and is equivalent to the sum of: (a) 0.06% of the first $7.5 billion of aggregate net assets and (b) 0.05% of the excess over $7.5 billion of aggregate net assets. The fee on Other Assets is stated as an annual percentage of the current value of the aggregate net assets of all the Portfolios and is equivalent to the sum of: (a) 0.51% of the first $7.5 billion of aggregate net assets and (b) 0.50% of the excess over $7.5 billion of aggregate net assets and is applied to the Other Assets of the Portfolios.

The organizations described below act as the subadvisers to the Trust and its Funds pursuant to Subadvisory Agreements with the Adviser. Fund management is allocated among the following managers:

Fund	Subadviser

Active Bond Fund	Declaration Management and Research, LLC and John Hancock Asset Management [1,3]

All Cap Core Fund	QS Investors, LLC

All Cap Value Fund	Lord, Abbett & Company, LLC

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Fund	Subadviser

Alpha Opportunities Fund	Wellington Management Company, LLP
Investment Quality Bond Fund
Mid Cap Stock Fund
Small Cap Growth Fund
Small Cap Value Fund

Core Diversified Growth & Income Portfolio	John Hancock Asset Management [1,2]
Core Fundamental Holdings Portfolio
Core Global Diversification Portfolio
Global Agribusiness Fund
Global Infrastructure Fund
Index 500 Fund
Lifecycle 2050 Portfolio
Mid Cap Index Fund
Retirement Portfolios
Small Cap Index Fund

Emerging Markets Debt Fund	John Hancock Asset Management [1,3]
High Income Fund
Short Term Government Income Fund

Blue Chip Growth Fund	T. Rowe Price Associates, Inc.
Capital Appreciation Value Fund
Equity-Income Fund
Health Sciences Fund
Mid Value Fund
Real Estate Equity Fund
Small Company Value Fund
Spectrum Income Fund

Capital Appreciation Fund	Jennison Associates, LLC

Core Bond Fund	Wells Capital Management, Inc.
U.S. High Yield Bond Fund

International Small Company Fund	Dimensional Fund Advisors, Inc.

Fundamental Value Fund	Davis Selected Advisers LP

Global Bond Fund	Pacific Investment Management Company LLC
Real Return Bond Fund
Total Return Fund

Global Real Estate Fund	Deutsche Investment Management Americas, Inc.
Real Estate Securities Fund

Heritage Fund	American Century Investment Management, Inc.

High Yield Fund	Western Asset Management Company

International Equity Index Fund	SSgA Funds Management, Inc.
Mid Cap Growth Index Fund
Mid Cap Value Index Fund

International Opportunities Fund	Marsico Capital Management, LLC

International Small Cap Fund	Franklin Templeton Investment Corp.
Mutual Shares Fund

International Value Fund	Templeton Investment Counsel, LLC

Large Cap Fund	Grantham, Mayo, Van Otterloo & Co. LLC

Mid Cap Value Equity Fund	Columbia Management Advisers, LLC
Value & Restructuring Fund

Redwood Fund	RCM Capital Management LLC

Small Cap Opportunities Fund	Invesco Advisers, Inc. and Dimensional Fund Advisors LP

International Growth Stock Fund	Invesco Advisers, Inc.
Small Company Growth Fund
Value Fund

Smaller Company Growth Fund	John Hancock Asset Management [1,2], Frontier Capital Management Company, LLC and Perimeter Capital Management, LLC

Total Bond Market Fund	Declaration Management & Research, LLC[1]

1 An affiliate of the Adviser.

2 Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

3 Manulife Asset Management (US), LLC is doing business as John Hancock Asset Management.

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The Funds are not responsible for payment of the subadvisory fees.

Expense reimbursements The Adviser voluntarily agrees to waive a portion of its management fee if certain expenses of the respective Funds exceed the percentage of average net assets as detailed below. Expenses excluded from this waiver are taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses, and extraordinary expenses not incurred in the ordinary course of the Funds’ business, advisory fees, class specific expenses, and fees under any agreements or plans of the Funds dealing with services for shareholders and others with beneficial interests in shares of the Funds. This expense reduction will continue in effect until terminated by the Adviser.

	Expense		Expense
	limitation as		limitation as
	a percentage		a percentage
	of average		of average
Fund	net assets	Fund	net assets

Active Bond Fund	0.150%	Large Cap Fund	0.200%
All Cap Core Fund	0.200%	Mid Cap Growth Index Fund	0.075%
All Cap Value Fund	0.200%	Mid Cap Index Fund	0.075%
Alpha Opportunities Fund	0.200%	Mid Cap Stock Fund	0.200%
Blue Chip Growth Fund	0.200%	Mid Cap Value Equity Fund	0.200%
Capital Appreciation Fund	0.200%	Mid Cap Value Index Fund	0.075%
Capital Appreciation Value Fund	0.200%	Mid Value Fund	0.200%
Core Bond Fund	0.150%	Mutual Shares Fund	0.200%
Emerging Markets Debt Fund	0.150%	Real Estate Equity Fund	0.200%
Equity-Income Fund	0.200%	Real Estate Securities Fund	0.200%
Fundamental Value Fund	0.200%	Real Return Bond Fund	0.150%
Global Bond Fund	0.150%	Redwood Fund	0.200%
Global Real Estate Fund	0.250%	Small Cap Growth Fund	0.200%
Health Sciences Fund	0.200%	Small Cap Index Fund	0.075%
Heritage Fund	0.200%	Small Cap Opportunities Fund	0.200%
High Income Fund	0.150%	Small Cap Value Fund	0.200%
High Yield Fund	0.150%	Small Company Growth Fund	0.200%
Index 500 Fund	0.075%	Small Company Value Fund	0.200%
International Equity Index Fund	0.075%	Smaller Company Growth Fund	0.200%
International Growth Stock Fund	0.250%	Spectrum Income Fund	0.150%
International Opportunities Fund	0.250%	Total Bond Market Fund	0.075%
International Small Cap Fund	0.250%	Total Return Fund	0.150%
International Small Company Fund	0.250%	U.S. High Yield Bond Fund	0.150%
International Value Fund	0.250%	Value Fund	0.200%
Investment Quality Bond Fund	0.150%	Value & Restructuring Fund	0.200%

The Adviser contractually agreed to waive a portion of its management fee for certain Funds (the Participating Funds) of the Trust and John Hancock Variable Insurance Trust. All Funds covered in this report are Participating Funds with the exception of Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio, Core Global Diversification Portfolio, Lifecycle 2050 Portfolio and the Retirement Portfolios. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Funds that exceeds $75 billion but is less than $100 billion; and 0.015% of that portion of the aggregate net assets of all the Participating Funds that equals or exceeds $100 billion. The amount of the reimbursement is calculated daily and allocated among all the Participating Funds in proportion to the daily net assets of each Fund. This arrangement may be amended or terminated at any time by the Adviser upon notice to the Funds.

The Adviser contractually agreed to waive its advisory fee on International Value Fund, Small Cap Opportunities Fund and Smaller Company Growth Fund so that the amount retained by the Adviser after payment of the subadvisory fees for each Fund does not exceed 0.45% of the Fund’s average net assets. The expense reimbursement shall continue in effect until December 31, 2012, and may terminate anytime thereafter.

The Adviser contractually agreed to limit Fund expenses for Global Agribusiness Fund and Global Infrastructure Fund (excluding taxes, portfolio brokerage commissions, interest, acquired fees, litigation and indemnification expenses and extraordinary expenses not incurred in the ordinary course of the Funds’ business, and fees under any agreements or plans of the Funds dealing with services for shareholders and others with beneficial interests in shares of the Funds and short dividends) so that the total Fund operating expenses do not exceed 1.45% and 1.10% of average net assets for Class A and Class I shares, respectively. Prior to January 1, 2012, the expense limitations were 1.45% and 1.00% for Class A and Class I shares, respectively. This expense reimbursement shall continue in effect until December 31, 2012, and may terminate anytime thereafter.

In addition, for Global Agribusiness Fund and Global Infrastructure Fund, the Adviser has voluntarily agreed to reduce its advisory fee or make a payment to reimburse each Fund, in an amount equal to the amount by which all Fund level expenses of the Fund exceed 0.97% of average net assets. This voluntary expense reimbursement may terminate at anytime.

The Adviser contractually agreed to limit Fund expenses for Emerging Markets Debt Fund (excluding taxes, portfolio brokerage commissions, interest, underlying fund expenses, litigation and indemnification expenses and extraordinary expenses not incurred in the ordinary course of the Fund’s business, and fees under any agreements or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) so that the total Fund operating expenses do not exceed 1.35% for Class A shares and 0.98% for Class I shares of the average net assets of those classes. Prior to January 1, 2012, the expense limitations were 1.35% and 0.88% for Class A shares and Class I shares, respectively. This expense reimbursement shall continue in effect until December 31, 2012, and may terminate anytime thereafter.

396

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The Adviser contractually agreed to reimburse Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio and Core Global Diversification Portfolio for “other” fund expenses exceeding 0.06% of the Funds’ average net assets. This expense reimbursement shall continue in effect until December 31, 2012, and may terminate anytime thereafter.

In addition, the Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio and Core Global Diversification Portfolio receive a fee equal to 0.05% of the average net asset value of their investment in the underlying American Funds for providing various account maintenance services.

The Adviser contractually agreed to reimburse Short Term Government Income Fund for “other” fund expenses exceeding 0.08% of the Fund’s average net assets. This expense reimbursement shall continue in effect until December 31, 2012, and may terminate anytime thereafter.

The Adviser voluntarily agreed to waive a portion of its advisory fees for the Funds sub-advised by T. Rowe Price Associates, Inc. which include Blue Chip Growth Fund, Capital Appreciation Value Fund, Equity-Income Fund, Health Sciences Fund, Mid Value Fund, Real Estate Equity Fund, Small Company Value Fund and Spectrum Income Fund. This voluntary waiver is the amount that the subadvisory fee is reduced by T. Rowe Price Associates, Inc. This voluntary expense reimbursement may terminate at anytime.

The Adviser contractually agreed to waive other fund level expenses for the Retirement Portfolios and Lifecycle 2050 Portfolio excluding advisory fees, 12b-1 fees, service fees, transfer agent fees, blue sky fees, printing fees, taxes, brokerage commissions, interest expenses, acquired fund fees, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Portfolios’ business. The waivers are such that these expenses will not exceed 0.05% of average net assets. This expense limitation shall continue in effect until December 31, 2012 and thereafter until terminated by the Adviser.

The Adviser voluntarily agreed to waive its advisory fee or reimburse the Lifecycle 2050 Portfolio so that the aggregate advisory fee retained by the Adviser with respect to the Portfolio and the underlying investments in the Portfolio does not exceed 0.51% of the first $7.5 billion of aggregate daily net assets and 0.50% of the aggregate daily net assets in excess of $7.5 billion. This voluntary waiver may terminate at anytime.

The Adviser voluntarily agreed to waive its advisory fee or reimburse the Retirement Portfolios so that the aggregate advisory fee retained by the Adviser with respect to each Portfolio and the underlying investments in a Portfolio does not exceed 0.51% of the Portfolio’s first $7.5 billion of aggregate daily net assets and 0.50% of the Portfolio’s aggregate daily net assets in excess of $7.5 billion. This voluntary waiver may terminate at anytime.

The Adviser voluntarily agreed to waive a portion of its advisory fees for the Funds sub-advised by Franklin Templeton Investment Corp. and Templeton Investment Counsel, LLC, which include International Small Cap Fund and International Value Fund. This voluntary waiver is the amount that the subadvisory fee is reduced by the subadvisers. This voluntary expense reimbursement may terminate at anytime.

For the six months ended February 29, 2012, the waivers under these agreements amounted to:

		EXPENSE REIMBURSEMENTS BY CLASS
Fund	Class A	Class I	Class 1	Class NAV	Total

Active Bond Fund	—	—	$789	$20,135	$20,924
All Cap Core Fund	—	—	—	9,596	9,596
All Cap Value Fund	—	—	1,705	8,556	10,261
Alpha Opportunities Fund	—	—	—	22,459	22,459
Blue Chip Growth Fund	—	—	82,686	258,265	340,951
Capital Appreciation Fund	—	—	6,411	22,006	28,417
Capital Appreciation Value Fund	—	—	—	218,039	218,039
Core Bond Fund	—	—	363	9,530	9,893
Core Diversified Growth & Income Portfolio	—	—	18,624	—	18,624
Core Fundamental Holdings Portfolio	—	—	19,577	—	19,577
Core Global Diversification Portfolio	—	—	18,554	—	18,554
Emerging Markets Debt Fund	$41,832	$11,582	—	—	53,414
Equity-Income Fund	—	—	42,952	182,876	225,828
Fundamental Value Fund	—	—	—	22,004	22,004
Global Agribusiness Fund	21,277	21,704	—	—	42,981
Global Bond Fund	—	—	1,472	12,656	14,128
Global Infrastructure Fund	21,676	22,096	—	—	43,772
Global Real Estate Fund	—	—	—	8,065	8,065
Health Sciences Fund	—	—	—	60,184	60,184
Heritage Fund	—	—	—	2,762	2,762
High Income Fund	—	—	—	5,683	5,683
High Yield Fund	—	—	5,322	9,790	15,112
Index 500 Fund	—	—	—	44,492	44,492
International Equity Index Fund	—	—	—	8,222	8,222
International Growth Stock Fund	—	—	—	5,043	5,043
International Opportunities Fund	—	—	1,142	4,059	5,201
International Small Cap Fund	—	—	16,999	28,544	45,543
International Small Company Fund	—	—	—	3,084	3,084
International Value Fund	—	—	79,406	299,222	378,628
Investment Quality Bond Fund	—	—	1,307	6,517	7,824
Large Cap Fund	—	—	714	2,910	3,624
Lifecycle 2050 Portfolio	—	—	30,124	—	30,124
Mid Cap Growth Index Fund	—	—	1,881	2,885	4,766
Mid Cap Index Fund	—	—	—	8,075	8,075

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		EXPENSE REIMBURSEMENTS BY CLASS
Fund	Class A	Class I	Class 1	Class NAV	Total

Mid Cap Stock Fund	—	—	$5,374	$8,643	$14,017
Mid Cap Value Equity Fund	—	—	—	2,203	2,203
Mid Cap Value Index Fund	—	—	1,983	3,635	5,618
Mid Value Fund	—	—	—	103,038	103,038
Mutual Shares Fund	—	—	—	6,468	6,468
Real Estate Equity Fund	—	—	—	37,292	37,292
Real Estate Securities Fund	—	—	7,368	—	7,368
Real Return Bond Fund	—	—	2,218	8,810	11,028
Redwood Fund	—	—	—	4,990	4,990
Retirement 2010 Portfolio	—	—	17,530	—	17,530
Retirement 2015 Portfolio	—	—	13,434	—	13,434
Retirement 2020 Portfolio	—	—	6,388	—	6,388
Retirement 2025 Portfolio	—	—	2,978	—	2,978
Retirement 2030 Portfolio	—	—	8,308	—	8,308
Retirement 2035 Portfolio	—	—	12,246	—	12,246
Retirement 2040 Portfolio	—	—	17,091	—	17,091
Retirement 2045 Portfolio	—	—	19,238	—	19,238
Retirement 2050 Portfolio	—	—	29,352	—	29,352
Short Term Government Income Fund	—	—	—	3,409	3,409
Small Cap Growth Fund	—	—	—	2,544	2,544
Small Cap Index Fund	—	—	—	2,126	2,126
Small Cap Opportunities Fund	—	—	24,705	41,082	65,787
Small Cap Value Fund	—	—	—	2,532	2,532
Small Company Growth Fund	—	—	—	1,847	1,847
Small Company Value Fund	—	—	31,643	61,804	93,447
Smaller Company Growth Fund	—	—	—	69,559	69,559
Spectrum Income Fund	—	—	—	143,843	143,843
Total Bond Market Fund	—	—	—	10,154	10,154
Total Return Fund	—	—	6,036	32,415	38,451
U.S. High Yield Bond Fund	—	—	1,203	7,989	9,192
Value Fund	—	—	—	2,701	2,701
Value & Restructuring Fund	—	—	—	4,590	4,590

Expense recapture The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred to the extent that a Fund is below its expense limitation during this period. The table below outlines the amounts recovered during the six months ended February 29, 2012, and the amounts of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

	Amounts eligible	Amounts eligible	Amounts eligible	Amounts eligible	Amount recovered
	for recovery	for recovery	for recovery	for recovery	during the period
Fund	through 8-1-12	through 8-1-13	through 8-1-14	through 2-1-15	ended 2-29-12

Core Diversified Growth & Income Portfolio	$21,812	$28,024	$30,776	$14,163	—
Core Fundamental Holdings Portfolio	22,217	32,089	37,119	17,673	—
Core Global Diversification Portfolio	23,104	31,047	29,491	14,018	—
Emerging Markets Debt Fund	—	58,906	75,352	51,289	—
Global Agribusiness Fund	24,537	56,380	66,276	42,501	$13
Global Infrastructure Fund	31,217	57,413	64,998	43,331	3
Lifecycle 2050 Portfolio	—	—	39,939	29,970	—
Mid Cap Growth Index Fund	—	29,178	14,658	3,274	402
Mid Cap Value Index Fund	—	29,304	14,373	4,224	440
Retirement 2010 Portfolio	—	28,378	51,502	17,530	—
Retirement 2015 Portfolio	—	28,377	51,751	13,434	—
Retirement 2020 Portfolio	—	28,376	50,449	6,388	—
Retirement 2025 Portfolio	—	27,492	49,926	2,978	883
Retirement 2030 Portfolio	—	28,375	51,245	8,308	—
Retirement 2035 Portfolio	—	28,375	51,876	12,246	—
Retirement 2040 Portfolio	—	28,375	52,960	17,091	—
Retirement 2045 Portfolio	—	28,375	52,807	19,238	—
Retirement 2050 Portfolio	—	—	42,419	29,352	—
Short Term Government Income Fund	41,102	41,396	5,375	984	198
Small Cap Index Fund	—	—	298	430	2,047

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Amounts recovered by class

Fund	Class A	Class I	Class 1	Class NAV	Total

Global Agribusiness Fund	$13	—	—	—	$13
Global Infrastructure Fund	3	—	—	—	3
Mid Cap Growth Index Fund	—	—	$157	$245	402
Mid Cap Value Index Fund	—	—	154	286	440
Retirement 2025 Portfolio	—	—	883	—	883
Short Term Government Income Fund	—	—	—	198	198
Small Cap Index Fund	—	—	—	2,047	2,047

The net investment management fees incurred for the six months ended February 29, 2012, including the impact of waivers, reimbursements and amounts recaptured, were equivalent to an annual effective rate of the Funds’ average daily net assets as follows:

Fund	Annual Effective Rate	Fund	Annual Effective Rate

Active Bond Fund	0.60%	Mid Cap Index Fund	0.46%
All Cap Core Fund	0.77%	Mid Cap Stock Fund	0.83%
All Cap Value Fund	0.77%	Mid Cap Value Equity Fund	0.87%
Alpha Opportunities Fund	0.97%	Mid Cap Value Index Fund	0.51%
Blue Chip Growth Fund	0.75%	Mid Value Fund	0.95%
Capital Appreciation Fund	0.70%	Mutual Shares Fund	0.96%
Capital Appreciation Value Fund	0.79%	Real Estate Equity Fund	0.83%
Core Bond Fund	0.58%	Real Estate Securities Fund	0.70%
Core Diversified Growth & Income Portfolio	0.00%	Real Return Bond Fund	0.70%
Core Fundamental Holdings Portfolio	0.00%	Redwood Fund	1.10%
Core Global Diversification Portfolio	0.00%	Retirement 2010 Portfolio	0.02%
Emerging Markets Debt Fund	0.01%	Retirement 2015 Portfolio	0.04%
Equity-Income Fund	0.75%	Retirement 2020 Portfolio	0.05%
Fundamental Value Fund	0.75%	Retirement 2025 Portfolio	0.06%
Global Agribusiness Fund	0.00%	Retirement 2030 Portfolio	0.05%
Global Bond Fund	0.70%	Retirement 2035 Portfolio	0.04%
Global Infrastructure Fund	0.00%	Retirement 2040 Portfolio	0.02%
Global Real Estate Fund	0.90%	Retirement 2045 Portfolio	0.00%
Health Sciences Fund	0.99%	Retirement 2050 Portfolio	0.00%
Heritage Fund	0.85%	Short Term Government Income Fund	0.55%
High Income Fund	0.69%	Small Cap Growth Fund	1.06%
High Yield Fund	0.67%	Small Cap Index Fund	0.48%
Index 500 Fund	0.46%	Small Cap Opportunities Fund	0.91%
International Equity Index Fund	0.53%	Small Cap Value Fund	1.04%
International Growth Stock Fund	0.82%	Small Company Growth Fund	1.00%
International Opportunities Fund	0.89%	Small Company Value Fund	0.98%
International Small Cap Fund	0.99%	Smaller Company Growth Fund	0.94%
International Small Company Fund	0.95%	Spectrum Income Fund	0.70%
International Value Fund	0.73%	Total Bond Market Fund	0.47%
Investment Quality Bond Fund	0.58%	Total Return Fund	0.68%
Large Cap Fund	0.76%	U.S. High Yield Bond Fund	0.73%
Lifecycle 2050 Portfolio	0.00%	Value Fund	0.73%
Mid Cap Growth Index Fund	0.51%	Value & Restructuring Fund	0.82%

Accounting and legal services Pursuant to a service agreement, the Funds reimburse the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Funds, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 29, 2012, amounted to an annual rate of 0.015% of the Funds’ average daily net assets.

Distribution and service plans The Funds have a distribution agreement with the Distributor. The Funds have adopted distribution and service plans with respect to Class A and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Funds. The Funds may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Funds’ shares.

Class	12b-1 Fee

Class A	0.30%
Class 1	0.05%

Sales charges Class A shares of Emerging Markets Debt Fund, Global Agribusiness Fund and Global Infrastructure Fund are assessed up-front sales charges, which result in payments to the Distributor. For the six months ended February 29, 2012, no sales charges were assessed.

Transfer agent fees Emerging Markets Debt Fund, Global Agribusiness Fund and Global Infrastructure Fund have a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the

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cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses Class level expenses for the six months ended February 29, 2012, were:

				State
		Distribution and	Transfer	registration
Fund	Class	service fees	agent fees	fees

Emerging Markets Debt Fund
	A	$17,828	$13,354	$1,114
	I	—	1,685	1,026

	Total	$17,828	$15,039	$2,140
Global Agribusiness Fund
	A	$1,983	$1,468	—
	I	—	760	—

	Total	$1,983	$2,228	—
Global Infrastructure Fund
	A	$1,841	$1,369	—
	I	—	702	—

	Total	$1,841	$2,071	—

Trustee expenses The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Fund based on its average daily net assets.

6. FUND SHARE TRANSACTIONS Transactions in Fund shares for the six months ended February 29, 2012, and for the year ended August 31, 2011, were as follows:

Active Bond Fund	Six months ended 2-29-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	912,176	$9,279,813	904,605	$9,268,874
Distributions reinvested	186,006	1,858,298	206,090	2,088,623
Repurchased	(276,455)	(2,801,717)	(1,006,201)	(10,271,386)
Net increase	821,727	$8,336,394	104,494	$1,086,111

Class NAV shares

Sold	7,467,834	$75,618,396	40,466,422	$412,582,370
Distributions reinvested	4,721,060	47,165,847	5,384,405	54,544,006
Repurchased	(4,657,678)	(47,568,771)	(6,824,749)	(70,053,402)
Net increase	7,531,216	$75,215,472	39,026,078	$397,072,974

Net increase	8,352,943	$83,551,866	39,130,572	$398,159,085

All Cap Core Fund	Six months ended 2-29-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	37,444	$301,795	330,953	$2,935,135
Distributions reinvested	738,789	6,346,196	639,810	5,534,351
Repurchased	(5,826,577)	(48,350,323)	(2,307,277)	(20,533,289)

Net decrease	(5,050,344)	($41,702,332)	(1,336,514)	($12,063,803)

All Cap Value Fund	Six months ended 2-29-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	339,662	$3,641,132	1,419,941	$16,865,782
Distributions reinvested	708,525	7,297,811	432,262	4,966,693
Repurchased	(665,861)	(7,085,814)	(1,069,766)	(12,307,804)
Net increase	382,326	$3,853,129	782,437	$9,524,671

Class NAV shares

Sold	304,417	$3,207,751	19,152,860	$226,053,742
Distributions reinvested	3,372,552	34,534,935	1,874,810	21,429,083
Repurchased	(12,672,046)	(135,950,155)	(1,094,353)	(12,320,756)
Net increase (decrease)	(8,995,077)	($98,207,469)	19,933,317	$235,162,069

Net increase (decrease)	(8,612,751)	($94,354,340)	20,715,754	$244,686,740

Alpha Opportunities Fund	Six months ended 2-29-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	342,733	$3,567,225	23,135,427	$276,526,563
Distributions reinvested	17,745,960	165,037,429	11,851,122	137,828,549
Repurchased	(28,770,524)	(301,633,977)	(1,989,298)	(23,719,456)

Net increase (decrease)	(10,681,831)	($133,029,323)	32,997,251	$390,635,656

400

FUND SHARE TRANSACTIONS, CONTINUED

Blue Chip Growth Fund	Six months ended 2-29-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	1,145,374	$24,077,150	1,471,967	$30,365,043
Distributions reinvested	20,848	430,922	3,666	75,198
Repurchased	(1,028,764)	(21,308,659)	(2,568,212)	(52,756,196)
Net increase (decrease)	137,458	$3,199,413	(1,092,579)	($22,315,955)

Class NAV shares

Sold	266,858	$5,507,465	7,679,535	$160,910,228
Distributions reinvested	95,250	1,966,902	50,722	1,039,288
Repurchased	(25,227,668)	(517,246,285)	(6,048,214)	(120,767,571)
Net increase (decrease)	(24,865,560)	($509,771,918)	1,682,043	$41,181,945

Net increase (decrease)	(24,728,102)	($506,572,505)	589,464	$18,865,990

Capital Appreciation Fund	Six months ended 2-29-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	1,969,743	$23,109,508	1,512,995	$17,079,728
Distributions reinvested	25,939	291,271	30,863	348,747
Repurchased	(870,460)	(9,966,506)	(4,393,181)	(49,167,101)
Net increase (decrease)	1,125,222	$13,434,273	(2,849,323)	($31,738,626)

Class NAV shares

Sold	1,507,795	$17,201,958	16,554,282	$193,250,956
Distributions reinvested	138,081	1,551,329	170,541	1,928,816
Repurchased	(35,069,129)	(400,615,822)	(11,389,363)	(127,449,781)
Net increase (decrease)	(33,423,253)	($381,862,535)	5,335,460	$67,729,991

Net increase (decrease)	(32,298,031)	($368,428,262)	2,486,137	$35,991,365

Capital Appreciation Value Fund	Six months ended 2-29-12		Period ended 8-31-11[1]
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	91,614,952	$892,425,782	45,046,778	$455,312,471
Distributions reinvested	926,970	9,334,589	—	—
Repurchased	(13,408)	(134,449)	(646,372)	(6,321,226)

Net increase	92,528,514	$901,625,922	44,400,406	$448,991,245

1 Period from 1-6-11 (inception date) to 8-31-11.

Core Bond Fund	Six months ended 2-29-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	1,334,811	$17,780,239	416,169	$5,512,680
Distributions reinvested	62,412	818,933	80,012	1,030,057
Repurchased	(157,868)	(2,106,819)	(409,410)	(5,392,836)
Net increase	1,239,355	$16,492,353	86,771	$1,149,901

Class NAV shares

Sold	2,574,352	$34,084,721	6,031,723	$80,700,388
Distributions reinvested	1,641,720	21,535,582	3,660,459	47,054,777
Repurchased	(779,030)	(10,436,228)	(8,806,389)	(114,353,169)
Net increase	3,437,042	$45,184,075	885,793	$13,401,996

Net increase	4,676,397	$61,676,428	972,564	$14,551,897

Core Diversified Growth & Income Portfolio	Six months ended 2-29-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	327,562	$3,107,919	672,820	$6,498,795
Distributions reinvested	81,495	760,344	139,817	1,319,876
Repurchased	(110,216)	(1,056,205)	(363,621)	(3,513,030)

Net increase	298,841	$2,812,058	449,016	$4,305,641

Core Fundamental Holdings Portfolio	Six months ended 2-29-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	162,735	$1,530,873	351,745	$3,404,376
Distributions reinvested	49,792	460,082	81,820	769,108
Repurchased	(62,031)	(576,767)	(454,460)	(4,415,216)

Net increase (decrease)	150,496	$1,414,188	(20,895)	($241,732)

Core Global Diversification Portfolio	Six months ended 2-29-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	367,774	$3,340,858	793,450	$7,619,767
Distributions reinvested	106,308	934,452	147,286	1,380,073
Repurchased	(146,360)	(1,327,733)	(426,553)	(4,072,002)

Net increase	327,722	$2,947,577	514,183	$4,927,838

401

FUND SHARE TRANSACTIONS, CONTINUED

Emerging Markets Debt Fund	Six months ended 2-29-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	—	—	1,826	$19,623
Distributions reinvested	104	$1,024	33	353

Net increase	104	$1,024	1,859	$19,976

Equity-Income Fund	Six months ended 2-29-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	578,728	$8,023,549	8,212,694	$121,202,046
Distributions reinvested	255,203	3,537,110	173,999	2,465,568
Repurchased	(908,463)	(12,672,567)	(1,333,952)	(18,798,802)
Net increase (decrease)	(74,532)	($1,111,908)	7,052,741	$104,868,812

Class NAV shares

Sold	536,992	$7,132,532	13,782,227	$199,457,392
Distributions reinvested	1,066,236	14,767,373	1,197,536	16,945,130
Repurchased	(21,568,429)	(289,597,030)	(2,778,120)	(39,262,640)
Net increase (decrease)	(19,965,201)	($267,697,125)	12,201,643	$177,139,882

Net increase (decrease)	(20,039,733)	($268,809,033)	19,254,384	$282,008,694

Fundamental Value Fund	Six months ended 2-29-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	480,644	$6,937,794	5,558,896	$83,294,056
Distributions reinvested	749,176	10,765,657	1,148,820	17,266,770
Repurchased	(23,782,275)	(334,021,209)	(6,186,689)	(93,104,830)

Net increase (decrease)	(22,552,455)	($316,317,758)	521,027	$7,455,996

Global Agribusiness Fund	Six months ended 2-29-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class A shares

Distributions reinvested	2,062	$24,477	3,432	$47,836
Net increase	2,062	$24,477	3,432	$47,836

Class I shares

Distributions reinvested	2,575	$30,672	3,683	$51,520
Net increase	2,575	$30,672	3,683	$51,520

Net increase	4,637	$55,149	7,115	$99,356

Global Bond Fund	Six months ended 2-29-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	921,728	$11,809,819	1,660,912	$21,343,734
Distributions reinvested	638,367	7,647,632	349,844	4,180,633
Repurchased	(631,095)	(8,118,359)	(1,435,944)	(18,152,476)
Net increase	929,000	$11,339,092	574,812	$7,371,891

Class NAV shares

Sold	4,873,671	$61,184,465	10,574,238	$133,820,105
Distributions reinvested	5,496,050	65,677,790	3,792,215	45,203,206
Repurchased	(2,234,289)	(29,278,392)	(14,648,383)	(188,460,158)
Net increase (decrease)	8,135,432	$97,583,863	(281,930)	($9,436,847)

Net increase (decrease)	9,064,432	$108,922,955	292,882	($2,064,956)

Global Infrastructure Fund	Six months ended 2-29-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class A shares

Distributions reinvested	3,780	$41,316	6,905	$78,569
Net increase	3,780	$41,316	6,905	$78,569

Class I shares

Distributions reinvested	4,317	$47,361	7,200	$82,151
Net increase	4,317	$47,361	7,200	$82,151

Net increase	8,097	$88,677	14,105	$160,720

Global Real Estate Fund	Six months ended 2-29-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	2,527,155	$17,200,957	6,784,204	$51,005,994
Distributions reinvested	2,644,797	17,587,899	2,459,106	18,000,655
Repurchased	(1,656,738)	(11,724,456)	(8,528,383)	(65,593,346)

Net increase	3,515,214	$23,064,400	714,927	$3,413,303

Health Sciences Fund	Period ended 2-29-12[1]
	Shares	Amount
Class NAV shares

Sold	29,424,989	$299,431,197
Repurchased	(690)	(7,216)

Net increase	29,424,299	$299,423,981

1 Period from 9-30-11 (inception date) to 2-29-12.

402

FUND SHARE TRANSACTIONS, CONTINUED

Heritage Fund	Six months ended 2-29-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	188,458	$1,499,693	2,004,192	$18,631,543
Distributions reinvested	5,351,899	35,804,204	759,965	7,044,879
Repurchased	(791,789)	(6,566,749)	(13,449,248)	(124,561,866)

Net increase (decrease)	4,748,568	$30,737,148	(10,685,091)	($98,885,444)

High Income Fund	Six months ended 2-29-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	282,584	$2,029,883	817,004	$6,961,463
Distributions reinvested	1,925,315	13,215,975	4,024,493	33,212,344
Repurchased	(208,591)	(1,448,518)	(22,807,494)	(194,612,484)

Net increase (decrease)	1,999,308	$13,797,340	(17,965,997)	($154,438,677)

High Yield Fund	Six months ended 2-29-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	1,625,585	$14,095,549	30,919,424	$290,121,682
Distributions reinvested	1,662,274	13,951,660	1,335,377	12,135,482
Repurchased	(2,674,469)	(22,686,777)	(4,613,788)	(42,312,327)
Net increase	613,390	$5,360,432	27,641,013	$259,944,837

Class NAV shares

Sold	5,974,882	$51,216,996	1,740,540	$15,490,267
Distributions reinvested	3,057,884	25,483,892	6,877,366	61,627,078
Repurchased	(562,123)	(4,767,379)	(48,002,733)	(433,444,206)
Net increase (decrease)	8,470,643	$71,933,509	(39,384,827)	($356,326,861)

Net increase (decrease)	9,084,033	$77,293,941	(11,743,814)	($96,382,024)

Index 500 Fund	Six months ended 2-29-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	27,691,037	$257,790,746	66,513,988	$638,369,744
Distributions reinvested	4,088,790	37,903,085	3,395,452	31,475,841
Repurchased	(18,701,002)	(169,814,262)	(19,288,295)	(171,596,075)

Net increase	13,078,825	$125,879,569	50,621,145	$498,249,510

International Equity Index Fund	Six months ended 2-29-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	9,111,007	$139,005,355	7,782,722	$137,379,852
Distributions reinvested	859,278	12,648,569	569,529	9,972,458
Repurchased	(5,926,705)	(88,050,515)	(4,120,796)	(73,625,962)

Net increase	4,043,580	$63,603,409	4,231,455	$73,726,348

International Growth Stock Fund	Six months ended 2-29-12		Period ended 8-31-11[1]
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	5,231,693	$51,468,131	26,573,408	$284,245,393
Distributions reinvested	358,292	3,572,168	16,072	173,733
Repurchased	(2,049,564)	(20,493,424)	(389,657)	(4,271,134)

Net increase	3,540,421	$34,546,875	26,199,823	$280,147,992

1 Period from 9-16-10 (inception date) to 8-31-11.

International Opportunities Fund	Six months ended 2-29-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	82,446	$1,014,092	387,187	$5,346,020
Distributions reinvested	—	—	153,928	2,151,913
Repurchased	(780,757)	(9,438,772)	(1,451,889)	(19,935,350)
Net decrease	(698,311)	($8,424,680)	(910,774)	($12,437,417)

Class NAV shares

Sold	—	—	3,051,634	$42,659,446
Distributions reinvested	—	—	1,069,166	14,979,019
Repurchased	(27,916,034)	($337,602,492)	(22,678,499)	(308,020,190)
Net decrease	(27,916,034)	($337,602,492)	(18,557,699)	($250,381,725)

Net decrease	(28,614,345)	($346,027,172)	(19,468,473)	($262,819,142)

403

FUND SHARE TRANSACTIONS, CONTINUED

International Small Cap Fund	Six months ended 2-29-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	86,474	$1,215,728	832,929	$12,945,180
Distributions reinvested	144,046	1,866,834	78,553	1,254,483
Repurchased	(891,322)	(12,161,485)	(1,910,607)	(30,746,526)
Net decrease	(660,802)	($9,078,923)	(999,125)	($16,546,863)

Class NAV shares

Sold	950,033	$12,938,816	1,989,392	$30,575,170
Distributions reinvested	255,409	3,307,547	108,988	1,739,444
Repurchased	(136,429)	(2,000,715)	(961,316)	(15,731,844)
Net increase	1,069,013	$14,245,648	1,137,064	$16,582,770

Net increase	408,211	$5,166,725	137,939	$35,907

International Small Company Fund	Six months ended 2-29-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	1,493,076	$11,022,200	3,910,694	$31,324,692
Distributions reinvested	532,043	3,734,939	406,072	3,439,425
Repurchased	(214,659)	(1,660,097)	(2,152,825)	(18,787,015)

Net increase	1,810,460	$13,097,042	2,163,941	$15,977,102

International Value Fund	Six months ended 2-29-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	183,070	$2,393,417	532,478	$8,007,508
Distributions reinvested	651,205	7,970,743	330,562	4,779,922
Repurchased	(1,288,283)	(16,460,677)	(2,703,317)	(39,782,306)
Net decrease	(454,008)	($6,096,517)	(1,840,277)	($26,994,876)

Class NAV shares

Sold	5,902,609	$73,868,122	5,802,451	$84,795,574
Distributions reinvested	2,503,837	30,571,849	1,128,108	16,267,321
Repurchased	(2,913,830)	(36,496,832)	(12,244,068)	(177,655,528)
Net increase (decrease)	5,492,616	$67,943,139	(5,313,509)	($76,592,633)

Net increase (decrease)	5,038,608	$61,846,622	(7,153,786)	($103,587,509)

Investment Quality Bond Fund	Six months ended 2-29-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	1,103,917	$13,952,029	885,489	$11,057,572
Distributions reinvested	84,195	1,056,365	209,482	2,564,925
Repurchased	(518,424)	(6,540,704)	(1,590,865)	(19,568,036)
Net increase (decrease)	669,688	$8,467,690	(495,894)	($5,945,539)

Class NAV shares

Sold	1,617,314	$20,427,445	10,002,392	$124,483,480
Distributions reinvested	433,183	5,428,288	1,092,195	13,345,283
Repurchased	(448,887)	(5,662,149)	(1,414,867)	(17,551,441)
Net increase	1,601,610	$20,193,584	9,679,720	$120,277,322

Net increase	2,271,298	$28,661,274	9,183,826	$114,331,783

Large Cap Fund	Six months ended 2-29-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	246,340	$3,046,907	621,500	$8,052,870
Distributions reinvested	40,178	501,424	27,347	354,970
Repurchased	(462,220)	(5,900,646)	(753,171)	(9,745,652)
Net decrease	(175,702)	($2,352,315)	(104,324)	($1,337,812)

Class NAV shares

Sold	33,001	$389,701	507,891	$6,810,312
Distributions reinvested	203,498	2,539,658	176,794	2,294,785
Repurchased	(14,056,162)	(183,313,737)	(2,686,198)	(36,084,137)
Net decrease	(13,819,663)	($180,384,378)	(2,001,513)	($26,979,040)

Net decrease	(13,995,365)	($182,736,693)	(2,105,837)	($28,316,852)

Lifecycle 2050 Portfolio	Six months ended 2-29-12		Period ended 8-31-11[1]
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	2,176,400	$19,284,416	729,666	$6,844,410
Distributions reinvested	35,557	307,564	—	—
Repurchased	(12,733)	(110,373)	(9,897)	(96,647)

Net increase	2,199,224	$19,481,607	719,769	$6,747,763

1 Period from 4-29-11 (inception date) to 8-31-11.

404

FUND SHARE TRANSACTIONS, CONTINUED

Mid Cap Growth Index Fund	Six months ended 2-29-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	231,556	$2,571,146	3,604,935	$43,996,016
Distributions reinvested	51,039	547,648	135	1,545
Repurchased	(350,812)	(3,861,759)	(400,457)	(4,742,130)
Net increase (decrease)	(68,217)	($742,965)	3,204,613	$39,255,431

Class NAV shares

Sold	155,754	$1,675,652	597,164	$6,568,691
Distributions reinvested	82,212	882,131	10,553	120,519
Repurchased	(182,786)	(2,073,035)	(1,233,701)	(14,222,654)
Net increase (decrease)	55,180	$484,748	(625,984)	($7,533,444)

Net increase (decrease)	(13,037)	($258,217)	2,578,629	$31,721,987

Mid Cap Index Fund	Six months ended 2-29-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	1,521,491	$28,195,957	9,469,747	$197,776,996
Distributions reinvested	1,118,422	20,523,039	492,572	9,683,974
Repurchased	(1,362,389)	(26,128,958)	(3,136,146)	(58,647,643)

Net increase	1,277,524	$22,590,038	6,826,173	$148,813,327

Mid Cap Stock Fund	Six months ended 2-29-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	241,711	$4,062,369	2,448,791	$43,578,803
Distributions reinvested	967,160	14,613,784	—	—
Repurchased	(1,810,366)	(29,203,486)	(2,813,876)	(49,347,307)
Net decrease	(601,495)	($10,527,333)	(365,085)	($5,768,504)

Class NAV shares

Sold	575,742	$9,056,590	2,729,260	$46,705,250
Distributions reinvested	1,566,495	23,748,071	—	—
Repurchased	(1,057,082)	(18,286,130)	(9,261,871)	(169,431,571)
Net increase (decrease)	1,085,155	$14,518,531	(6,532,611)	($122,726,321)

Net increase (decrease)	483,660	$3,991,198	(6,897,696)	($128,494,825)

Mid Cap Value Equity Fund	Six months ended 2-29-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	134,776	$1,180,735	1,165,842	$10,879,807
Distributions reinvested	1,134,727	9,645,182	107,520	1,067,672
Repurchased	(599,637)	(5,463,671)	(5,728,993)	(58,163,869)

Net increase (decrease)	669,866	$5,362,246	(4,455,631)	($46,216,390)

Mid Cap Value Index Fund	Six months ended 2-29-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	119,466	$1,211,497	3,279,135	$36,228,548
Distributions reinvested	46,942	475,060	1,159	12,014
Repurchased	(236,720)	(2,403,881)	(334,933)	(3,539,287)
Net increase (decrease)	(70,312)	($717,324)	2,945,361	$32,701,275

Class NAV shares

Sold	128,424	$1,349,198	701,510	$7,052,123
Distributions reinvested	89,000	899,785	60,911	631,652
Repurchased	(283,141)	(2,878,381)	(919,623)	(9,759,506)
Net decrease	(65,717)	($629,398)	(157,202)	($2,075,731)

Net increase (decrease)	(136,029)	($1,346,722)	2,788,159	$30,625,544

Mid Value Fund	Six months ended 2-29-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	207,351	$2,711,580	2,536,413	$36,217,395
Distributions reinvested	5,843,015	66,902,523	2,591,006	37,750,955
Repurchased	(278,157)	(3,266,181)	(6,948,813)	(105,323,707)

Net increase (decrease)	5,772,209	$66,347,922	(1,821,394)	($31,355,357)

Mutual Shares Fund	Six months ended 2-29-12		Period ended 8-31-11[1]
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	191,128	$2,027,144	43,817,610	$458,347,421
Distributions reinvested	961,041	9,917,938	26,894	291,533
Repurchased	(9,717,987)	(99,403,196)	(464,545)	(4,999,913)

Net increase (decrease)	(8,565,818)	($87,458,114)	43,379,959	$453,639,041

1 Period from 9-16-10 (inception date) to 8-31-11.

405

FUND SHARE TRANSACTIONS, CONTINUED

Real Estate Equity Fund	Six months ended 2-29-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	737,303	$5,706,825	5,243,132	$40,790,882
Distributions reinvested	338,483	2,778,944	522,275	3,995,406
Repurchased	(1,533,934)	(12,657,108)	(27,523,566)	(235,544,125)

Net decrease	(458,148)	($4,171,339)	(21,758,159)	($190,757,837)

Real Estate Securities Fund	Six months ended 2-29-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	1,875,691	$25,091,134	5,113,215	$67,979,857
Distributions reinvested	2,170,390	28,410,410	550,116	6,909,456
Repurchased	(1,720,041)	(22,277,616)	(3,560,257)	(46,949,472)

Net increase	2,326,040	$31,223,928	2,103,074	$27,939,841

Real Return Bond Fund	Six months ended 2-29-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	2,284,785	$29,572,079	2,606,465	$33,714,384
Distributions reinvested	783,375	9,827,796	636,600	7,973,574
Repurchased	(571,517)	(7,415,480)	(1,261,198)	(16,084,510)
Net increase	2,496,643	$31,984,395	1,981,867	$25,603,448

Class NAV shares

Sold	2,614,393	$33,099,715	5,724,805	$71,854,432
Distributions reinvested	3,102,496	38,507,825	5,196,836	64,499,015
Repurchased	(2,614,741)	(34,347,573)	(47,269,509)	(607,797,402)
Net increase (decrease)	3,102,148	$37,259,967	(36,347,868)	($471,443,955)

Net increase (decrease)	5,598,791	$69,244,362	(34,366,001)	($445,840,507)

Redwood Fund	Period ended 2-29-12[1]
	Shares	Amount
Class NAV shares

Sold	36,934,158	$373,804,483
Distributions reinvested	99,969	1,042,681
Repurchased	(75,925)	(789,395)

Net increase	36,958,202	$374,057,769

1 Period from 9-29-11 (inception date) to 2-29-12.

Retirement 2010 Portfolio	Six months ended 2-29-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	6,807,833	$73,636,437	6,719,994	$70,273,630
Distributions reinvested	133,662	1,436,871	4,895	49,738
Repurchased	(944,084)	(10,226,918)	(1,907,551)	(20,011,313)

Net increase	5,997,411	$64,846,390	4,817,338	$50,312,055

Retirement 2015 Portfolio	Six months ended 2-29-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	10,008,853	$107,645,148	7,081,439	$74,812,605
Distributions reinvested	170,402	1,825,013	7,058	72,197
Repurchased	(938,192)	(10,138,547)	(531,189)	(5,603,171)

Net increase	9,241,063	$99,331,614	6,557,308	$69,281,631

Retirement 2020 Portfolio	Six months ended 2-29-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	13,825,589	$147,002,134	10,275,766	$109,250,358
Distributions reinvested	256,367	2,709,802	7,967	81,983
Repurchased	(614,821)	(6,574,543)	(373,482)	(3,936,914)

Net increase	13,467,135	$143,137,393	9,910,251	$105,395,427

Retirement 2025 Portfolio	Six months ended 2-29-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	15,986,758	$167,466,178	12,275,882	$130,787,651
Distributions reinvested	316,643	3,302,580	12,725	131,706
Repurchased	(610,503)	(6,354,492)	(512,927)	(5,442,978)

Net increase	15,692,898	$164,414,266	11,775,680	$125,476,379

Retirement 2030 Portfolio	Six months ended 2-29-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	13,338,801	$139,026,511	9,069,567	$97,041,459
Distributions reinvested	244,401	2,527,101	8,185	85,040
Repurchased	(104,832)	(1,078,130)	(253,430)	(2,750,286)

Net increase	13,478,370	$140,475,482	8,824,322	$94,376,213

406

FUND SHARE TRANSACTIONS, CONTINUED

Retirement 2035 Portfolio	Six months ended 2-29-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	9,882,208	$102,359,325	7,523,021	$80,496,939
Distributions reinvested	193,033	1,986,305	6,663	69,359
Repurchased	(242,850)	(2,558,917)	(273,624)	(2,936,775)

Net increase	9,832,391	$101,786,713	7,256,060	$77,629,523

Retirement 2040 Portfolio	Six months ended 2-29-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	6,784,269	$69,992,545	4,982,264	$53,326,746
Distributions reinvested	135,442	1,389,640	3,072	32,013
Repurchased	(71,961)	(761,389)	(165,379)	(1,791,988)

Net increase	6,847,750	$70,620,796	4,819,957	$51,566,771

Retirement 2045 Portfolio	Six months ended 2-29-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	4,481,799	$46,359,860	4,336,101	$46,612,629
Distributions reinvested	106,183	1,089,438	2,470	25,762
Repurchased	(16,513)	(164,317)	(73,289)	(758,879)

Net increase	4,571,469	$47,284,981	4,265,282	$45,879,512

Retirement 2050 Portfolio	Six months ended 2-29-12		Period ended 8-31-11[1]
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	3,079,214	$28,401,443	1,158,738	$10,963,973
Distributions reinvested	39,968	364,911	—	—
Repurchased	(34,940)	(324,532)	(364)	(3,113)

Net increase	3,084,242	$28,441,822	1,158,374	$10,960,860

1 Period from 4-29-11 (inception date) to 8-31-11.

Short Term Government Income Fund	Six months ended 2-29-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	1,450,851	$14,610,896	1,356,332	$13,674,136
Distributions reinvested	142,700	1,436,170	413,674	4,151,991
Repurchased	(14,549)	(146,801)	(1,276,600)	(13,050,760)

Net increase	1,579,002	$15,900,265	493,406	$4,775,367

Small Cap Growth Fund	Six months ended 2-29-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	391,492	$3,549,981	1,613,984	$16,993,202
Distributions reinvested	4,479,279	33,773,765	1,622,571	16,923,419
Repurchased	(815,819)	(7,036,482)	(5,008,460)	(56,611,362)

Net increase (decrease)	4,054,952	$30,287,264	(1,771,905)	($22,694,741)

Small Cap Index Fund	Six months ended 2-29-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	1,952,681	$24,290,505	2,163,929	$28,571,007
Distributions reinvested	60,227	769,094	63,105	850,661
Repurchased	(455,687)	(5,780,493)	(1,844,332)	(24,803,258)

Net increase	1,557,221	$19,279,106	382,702	$4,618,410

Small Cap Opportunities Fund	Six months ended 2-29-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	75,815	$1,566,049	696,285	$14,962,703
Distributions reinvested	6,543	136,492	—	—
Repurchased	(287,954)	(5,872,197)	(758,828)	(15,876,986)
Net decrease	(205,596)	($4,169,656)	(62,543)	($914,283)

Class NAV shares

Sold	72,792	$1,369,211	286,207	$6,283,498
Distributions reinvested	13,180	273,752	—	—
Repurchased	(353,020)	(7,370,241)	(2,121,606)	(46,221,153)
Net decrease	(267,048)	($5,727,278)	(1,835,399)	($39,937,655)

Net decrease	(472,644)	($9,896,934)	(1,897,942)	($40,851,938)

Small Cap Value Fund	Six months ended 2-29-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	245,190	$3,691,046	584,227	$9,481,583
Distributions reinvested	708,673	10,984,426	427,231	7,092,034
Repurchased	(609,508)	(9,762,608)	(1,164,580)	(19,480,580)

Net increase (decrease)	344,355	$4,912,864	(153,122)	($2,906,963)

407

FUND SHARE TRANSACTIONS, CONTINUED

Small Company Growth Fund	Six months ended 2-29-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	85,350	$1,080,801	430,500	$5,775,400
Repurchased	(438,588)	(6,008,355)	(3,094,520)	(43,783,006)

Net decrease	(353,238)	($4,927,554)	(2,664,020)	($38,007,606)

Small Company Value Fund	Six months ended 2-29-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	126,919	$3,252,330	395,229	$10,012,371
Distributions reinvested	37,287	948,970	23,983	620,915
Repurchased	(341,007)	(8,515,551)	(630,448)	(15,964,970)
Net decrease	(176,801)	($4,314,251)	(211,236)	($5,331,684)

Class NAV shares

Sold	198,971	$4,659,612	983,186	$25,012,813
Distributions reinvested	75,147	1,910,239	62,508	1,616,452
Repurchased	(698,248)	(17,829,827)	(4,493,797)	(117,884,071)
Net decrease	(424,130)	($11,259,976)	(3,448,103)	($91,254,806)

Net decrease	(600,931)	($15,574,227)	(3,659,339)	($96,586,490)

Smaller Company Growth Fund	Six months ended 2-29-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	23,108	$232,321	274,008	$3,223,874
Distributions reinvested	3,100,914	25,396,482	2,563,832	29,330,242
Repurchased	(14,046)	(150,240)	(3,247,921)	(39,720,554)

Net increase (decrease)	3,109,976	$25,478,563	(410,081)	($7,166,438)

Spectrum Income Fund	Six months ended 2-29-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	3,511,367	$37,324,898	16,217,167	$173,610,676
Distributions reinvested	2,642,868	27,443,751	4,563,877	48,463,287
Repurchased	(498,126)	(5,166,894)	(7,334,383)	(79,188,318)

Net increase	5,656,109	$59,601,755	13,446,661	$142,885,645

Total Bond Market Fund	Six months ended 2-29-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	41,263,503	$436,292,513	30,398,162	$315,964,700
Distributions reinvested	1,132,960	11,926,720	2,191,047	22,554,684
Repurchased	(1,059,598)	(11,299,120)	(43,039,558)	(445,660,021)

Net increase (decrease)	41,336,865	$436,920,113	(10,450,349)	($107,140,637)

Total Return Fund	Six months ended 2-29-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	1,147,465	$15,946,591	3,895,812	$56,122,810
Distributions reinvested	682,713	9,367,458	2,154,293	30,160,110
Repurchased	(1,233,652)	(17,119,663)	(3,523,116)	(50,100,828)
Net increase	596,526	$8,194,386	2,526,989	$36,182,092

Class NAV shares

Sold	10,519,023	$145,780,930	31,231,690	$442,493,425
Distributions reinvested	3,688,190	50,421,213	11,931,660	166,341,143
Repurchased	(4,669,544)	(64,789,293)	(28,785,603)	(405,001,909)
Net increase	9,537,669	$131,412,850	14,377,747	$203,832,659

Net increase	10,134,195	$139,607,236	16,904,736	$240,014,751

U.S. High Yield Bond Fund	Six months ended 2-29-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	1,116,875	$13,854,332	1,863,890	$23,958,522
Distributions reinvested	310,824	3,769,320	364,125	4,622,296
Repurchased	(442,872)	(5,490,185)	(987,063)	(12,674,121)
Net increase	984,827	$12,133,467	1,240,952	$15,906,697

Class NAV shares

Sold	3,914,861	$48,617,781	1,164,540	$14,828,004
Distributions reinvested	2,070,453	25,088,006	3,525,623	44,697,150
Repurchased	(725,190)	(8,895,349)	(23,194,202)	(296,659,249)
Net increase (decrease)	5,260,124	$64,810,438	(18,504,039)	($237,134,095)

Net increase (decrease)	6,244,951	$76,943,905	(17,263,087)	($221,227,398)

Value Fund	Six months ended 2-29-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	83,096	$758,365	1,285,480	$12,349,733
Distributions reinvested	1,756,454	15,737,822	1,181,914	11,653,671
Repurchased	(1,288,175)	(12,052,195)	(2,293,072)	(23,494,324)

Net increase	551,375	$4,443,992	174,322	$509,080

408

FUND SHARE TRANSACTIONS, CONTINUED

Value & Restructuring Fund	Six months ended 2-29-12		Year ended 8-31-11
	Shares	Amount	Shares	Amount
Class NAV shares

Sold	—	—	3,336,118	$39,110,496
Distributions reinvested	607,689	$6,155,886	714,044	8,175,799
Repurchased	(13,839,843)	(142,807,414)	(24,162,243)	(280,274,521)

Net decrease	(13,232,154)	($136,651,528)	(20,112,081)	($232,988,226)

Affiliates of the Trust owned shares of beneficial interest of the following Funds on February 29, 2012:

Fund	Class	% by Class

Emerging Markets Debt Fund	A	100%
Emerging Markets Debt Fund	I	100%
Global Agribusiness Fund	A	100%
Global Agribusiness Fund	I	100%
Global Infrastructure Fund	A	100%
Global Infrastructure Fund	I	100%

7. PURCHASE AND SALE OF SECURITIES Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, are aggregated below for the six months ended February 29, 2012. In addition, the purchases and sales of U.S. Treasury obligations are aggregated below for the six months ended February 29, 2012.

	PURCHASE		SALES AND MATURITIES
FUND	U.S. GOVERNMENT	OTHER ISSUERS	U.S. GOVERNMENT	OTHER ISSUERS

Active Bond Fund	—	$742,875,022	—	$690,115,875
All Cap Core Fund	—	874,290,057	—	923,324,662
All Cap Value Fund	—	230,503,877	—	363,623,678
Alpha Opportunities	—	861,386,859	—	1,076,868,889
Blue Chip Growth Fund	—	197,644,754	—	688,813,423
Capital Appreciation Fund	—	377,936,867	—	686,897,774
Capital Appreciation Value Fund	—	1,179,423,009	—	505,533,387
Core Bond Fund	$597,557,350	418,793,814	$538,244,596	410,100,055
Core Diversified Growth & Income Portfolio	—	3,631,815	—	1,060,186
Core Fundamental Holdings Portfolio	—	1,768,731	—	577,807
Core Global Diversification Portfolio	—	3,967,097	—	1,332,158
Emerging Markets Debt Fund	—	11,554,024	—	11,248,074
Equity-Income Fund	—	69,515,451	—	350,722,417
Fundamental Value Fund	—	39,372,764	—	345,516,505
Global Agribusiness Fund	—	268,658	—	272,957
Global Bond Fund	87,780,921	329,876,722	62,612,049	356,917,063
Global Infrastructure Fund	—	660,779	—	651,842
Global Real Estate Fund	—	254,180,987	—	238,100,287
Health Sciences Fund	—	318,562,255	—	31,237,779
Heritage Fund	—	64,882,918	—	72,235,442
High Income Fund	—	119,858,200	—	108,959,143
High Yield Fund	—	336,088,771	—	279,211,051
Index 500 Fund	—	220,618,604	—	81,381,283
International Equity Index Fund	—	137,712,794	—	82,358,442
International Growth Stock Fund	—	70,061,383	—	46,960,851
International Opportunities Fund	—	96,046,601	—	424,334,150
International Small Cap Fund	—	20,813,348	—	26,621,844
International Small Company Fund	—	20,229,354	—	8,478,660
International Value Fund	—	162,439,558	—	142,944,012
Investment Quality Bond Fund	113,807,976	70,460,310	85,758,280	43,047,481
Large Cap Fund	—	181,632,839	—	363,539,782
Lifecycle 2050 Portfolio	—	21,427,718	—	1,100,470
Mid Cap Growth Index Fund	—	15,041,209	—	16,481,908
Mid Cap Index Fund	—	52,549,336	—	31,528,811
Mid Cap Stock Fund	—	459,512,662	—	458,764,463
Mid Cap Value Equity Fund	—	39,613,850	—	41,413,854
Mid Cap Value Index Fund	—	13,926,732	—	15,834,280
Mid Value Fund	—	100,329,956	—	104,868,943
Mutual Shares Fund	—	41,564,258	—	133,479,252
Real Estate Equity Fund	—	12,000,127	—	17,261,555
Real Estate Securities Fund	—	253,399,658	—	240,454,507
Real Return Bond Fund	1,594,209,448	42,260,818	1,634,640,986	114,125,171
Redwood Fund	—	575,367,786	—	233,083,352
Retirement 2010 Portfolio	—	75,204,904	—	10,259,906

409

PURCHASE AND SALE OF SECURITIES, CONTINUED

	PURCHASE		SALES AND MATURITIES
FUND	U.S. GOVERNMENT	OTHER ISSUERS	U.S. GOVERNMENT	OTHER ISSUERS

Retirement 2015 Portfolio	—	$114,693,923	—	$15,024,165
Retirement 2020 Portfolio	—	155,533,302	—	11,837,101
Retirement 2025 Portfolio	—	176,620,330	—	11,583,808
Retirement 2030 Portfolio	—	143,582,493	—	2,651,850
Retirement 2035 Portfolio	—	104,734,274	—	2,610,581
Retirement 2040 Portfolio	—	71,845,778	—	977,254
Retirement 2045 Portfolio	—	47,646,729	—	185,918
Retirement 2050 Portfolio	—	28,854,149	—	331,001
Short Term Government Income Fund	$2,805,751	79,582,777	$14,342,847	46,083,553
Small Cap Growth Fund	—	114,958,231	—	115,627,818
Small Cap Index Fund	—	24,831,835	—	9,443,895
Small Cap Opportunities Fund	—	25,093,887	—	32,911,759
Small Cap Value Fund	—	13,201,599	—	22,705,408
Small Company Growth Fund	—	20,101,102	—	21,286,872
Small Company Value Fund	—	8,494,292	—	25,045,732
Smaller Company Growth Fund	—	39,883,686	—	38,690,991
Spectrum Income Fund	41,110,282	345,607,898	17,087,770	304,503,961
Total Bond Market Fund	188,482,633	257,659,313	24,185,117	59,048,295
Total Return Fund	2,700,280,402	745,191,231	2,232,548,617	717,639,088
U.S. High Yield Bond Fund	—	140,465,172	—	93,389,943
Value Fund	—	15,468,915	—	35,917,361
Value & Restructuring Fund	—	21,946,249	—	162,702,204

8. INVESTMENT BY AFFILIATED FUNDS Certain investors in the Funds are affiliated funds and are managed by the Adviser and its affiliates. The affiliated funds do not invest in the Funds for the purpose of exercising management or control; however, this investment may represent a significant portion of the Funds’ net assets. For the six months ended February 29, 2012, the following Funds had an affiliate ownership concentration of 5% or more of their net assets:

FUND		FUND

Active Bond Fund	96.1%	Mid Cap Growth Index Fund	60.9%
All Cap Core Fund	100.0%	Mid Cap Index Fund	100.0%
All Cap Value Fund	82.6%	Mid Cap Stock Fund	62.1%
Alpha Opportunities Fund	100.0%	Mid Cap Value Equity Fund	100.0%
Blue Chip Growth Fund	73.6%	Mid Cap Value Index Fund	64.9%
Capital Appreciation Fund	64.7%	Mid Value Fund	100.0%
Capital Appreciation Value Fund	99.8%	Mutual Shares Fund	100.0%
Core Bond Fund	95.1%	Real Estate Equity Fund	100.0%
Equity-Income Fund	79.8%	Real Return Bond Fund	78.5%
Fundamental Value Fund	94.4%	Redwood Fund	99.5%
Global Bond Fund	89.7%	Short Term Government Income Fund	100.0%
Global Real Estate Fund	99.7%	Small Cap Growth Fund	100.0%
Health Sciences Fund	100.0%	Small Cap Index Fund	100.0%
Heritage Fund	100.0%	Small Cap Opportunities Fund	62.3%
High Income Fund	98.8%	Small Cap Value Fund	100.0%
High Yield Fund	65.9%	Small Company Growth Fund	100.0%
Index 500 Fund	100.0%	Small Company Value Fund	65.8%
International Equity Index Fund	100.0%	Smaller Company Growth Fund	100.0%
International Growth Stock Fund	100.0%	Spectrum Income Fund	100.0%
International Opportunities Fund	72.7%	Total Bond Market Fund	100.0%
International Small Cap Fund	64.2%	Total Return Fund	67.1%
International Small Company Fund	100.0%	U.S. High Yield Bond Fund	86.8%
International Value Fund	69.0%	Value Fund	100.0%
Investment Quality Bond Fund	83.2%	Value & Restructuring Fund	100.0%
Large Cap Fund	61.1%

410

9. INVESTMENTS IN AFFILIATED UNDERLYING FUNDS Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio, Core Global Diversification Portfolio, Lifecycle 2050 Portfolio and the Retirement Portfolios invest primarily in affiliated underlying funds that are managed by the Adviser and its affiliates. The Funds do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the Funds’ investment may represent a significant portion of each underlying fund’s net assets. For the six months ended February 29, 2012, the following Funds held 5% or more of an underlying fund’s net assets:

		Percentage
		of Underlying
Fund	Affiliated Class NAV	Fund’s Net Assets

Retirement 2010 Portfolio	Total Bond Market Fund	12.8%
Retirement 2015 Portfolio	Total Bond Market Fund	16.8%
Retirement 2020 Portfolio	Total Bond Market Fund	18.3%
Retirement 2025 Portfolio	Total Bond Market Fund	14.7%
	Small Cap Index Fund	7.3%
	International Equity Index Fund	7.1%
Retirement 2030 Portfolio	Total Bond Market Fund	8.5%
	Small Cap Index Fund	8.3%
	International Equity Index Fund	6.9%
Retirement 2035 Portfolio	Small Cap Index Fund	7.1%
	International Equity Index Fund	5.9%
Retirement 2040 Portfolio	Small Cap Index Fund	5.1%

10. DIRECT PLACEMENT SECURITIES The Funds may hold direct placement securities which are restricted as to resale and the Funds have limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at February 29, 2012.

						Value as a
		Original		Beginning	Ending	percentage
		acquisition	Acquisition	share	share	of Funds’	Value as
Fund	Issuer, Description	date	cost	amount	amount	net assets	of 2-29-12

Blue Chip Growth Fund	Facebook, Inc., Class A	8/12/2011	$3,983,434	87,559	133,659	0.23%	$4,771,626
	Bought: 46,100 shares
	Facebook, Inc., Class B	4/6/2011	$9,807,459	392,206	392,206	0.66%	$14,001,754
Health Sciences Fund	Puma Biotechnology	10/4/2011	$53,085	—	14,156	0.01%	$53,085
	Bought: 14,156 shares
	Puma Biotechnology warrants	10/4/2011	—	—	1	0.00%	—
	Bought: 1 share
High Income Fund	Talmer Bank & Trust Company	4/30/10	$1,675,002	279,167	279,167	0.56%	$2,055,321

11. TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS Affiliated issuers, as defined by the 1940 Act, are those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Funds’ transactions in the securities of these issuers during the six months ended February 29, 2012, is set forth below:

		Beginning	Ending	Realized	Dividend	Value as
Fund	Affiliate	share amount	share amount	gain (loss)	income	of 2-29-12

High Income Fund	Greektown Superholdings, Inc.
	Bought: none Sold: none	7,894	7,894	—	—	$598,997
	Greektown Superholdings, Inc., Series A
	Bought: none Sold: none	168,490	168,490	—	—	$12,785,021
	Greektown Superholdings, Inc. 13.0%, 07/01/2015
	Bought: none Sold: 750,000	2,054,000	1,304,000	$61,976	—	$1,431,140

12. FUND LIQUIDATIONS AND REDEMPTION Effective March 29, 2012, Value & Restructuring Fund, Global Agribusiness Fund and Global Infrastructure Fund were liquidated.

Effective April 13, 2012, Index 500 Fund, International Equity Index Fund, Mid Cap Index Fund and Small Cap Index Fund were liquidated. In addition, Mid Cap Growth Index Fund and Mid Cap Value Index Fund redeemed approximately 60% of each Funds’ assets.

On March 23, 2012, the Board approved a plan of liquidation for Total Bond Market Fund.

13. OTHER MATTER On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the Official Committee) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buy-out transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds from the leveraged buy-out. The Official Committee seeks to recover payments of those proceeds as constructively fraudulent conveyances under the U.S. Bankruptcy Code.

The potential amounts sought to be recovered from the Equity-Income Fund and the Spectrum Income Fund are approximately $11,971,400 and $2,091,000, respectively, representing the proceeds that the Funds received in the leveraged buy-out, plus interest and the Official Committee’s attorneys’ fees and expenses. The Funds cannot predict the outcome of this proceeding. The Funds are currently assessing the case and have not yet determined the effect, if any, on the Funds’ net assets and results of operations. If the proceeding were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee, the payment of such judgment or settlement could have an adverse effect on each Fund’s net asset value.

411

John Hancock Funds II

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

Health Sciences Fund
Redwood Fund

At an in-person meeting on September 21-23, 2011, the Board of Trustees of John Hancock Funds II (the “Trust”), including all of the Trustees who are not considered to be “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), approved the following new series of the Trust:

Health Sciences Fund
Redwood Fund (collectively the “New Portfolios”)

This section describes the evaluation by the Board of Trustees of:

(a) an amendment to the advisory agreement between the Trust and John Hancock Investment Management Services, LLC (the “Adviser” or “JHIMS”) (the “Advisory Agreement”) to add the New Portfolios;

(b) an amendment to the subadvisory agreement between the Adviser and T. Rowe Price Associates, Inc. with respect to Health Sciences Fund (the “Health Sciences Subadvisory Agreement”); and

(c) an amendment to the subadvisory agreement between the Adviser and RCM Capital Management LLC (together with T. Rowe Price Associates, Inc., the “Subadvisers”) with respect to Redwood Fund (together with the Health Sciences Subadvisory Agreement, the “Subadvisory Agreements”).

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Adviser, approving the Adviser’s selection of subadvisers for each of the portfolios of the Trust (the “Funds”) and approving the Trust’s advisory and subadvisory (and any sub-subadvisory) agreements, their periodic continuation and any amendments. Consistent with Securities and Exchange Commission rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2. the investment performance of the Funds and their subadvisers;

3. the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders;

4. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. The Board also takes into account any indirect benefits expected to be derived by the Adviser and its affiliates and the subadvisers and their affiliates from their relationships with the Funds. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arm’s-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory and Subadvisory Agreements

At its in-person meeting on September 21-23, 2011, the Board, including all the Independent Trustees, approved the Advisory Agreement and the Subadvisory Agreements with respect to the New Portfolios.

In considering the Advisory Agreement and the Subadvisory Agreements, the Board received in advance of the meeting a variety of materials relating to the New Portfolios, the Adviser and the Subadvisers, including comparative performance, fee and expense information for a peer group of similar mutual funds, including performance information for relevant benchmark indices and other information provided by the Adviser and the Subadvisers regarding the nature, extent and quality of services to be provided by the Adviser and the Subadvisers under their respective Agreements. The Board also took into account discussions with management and information provided to the Board in its meetings throughout the year with respect to the services provided by the Adviser with respect to other funds in the Trust and in John Hancock Variable Insurance Trust, including quarterly performance reports prepared by management containing reviews of investment results. The Board also considered information regarding the New Portfolios presented at the June 2011 meeting.

Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional information from management. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed Agreements with respect to the New Portfolios and discussed the proposed Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board took into account their knowledge of JHIMS’s management and the quality of the performance of its duties through Board meetings, discussions and reports during the preceding year and through each Trustee’s history of service to the Trust. The Board considered that JHIMS is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the subadvisers, and is also responsible for monitoring and reviewing the activities of the subadvisers and other third-party service providers. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, and that it also considers the Adviser’s risk management processes.

In approving the Advisory Agreement, and with reference to the factors that it regularly considers when considering approval of advisory and subadvisory agreements as listed above, the Board:

(1)–(a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’ oversight and monitoring of subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’ personnel;

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John Hancock Funds II

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

(b) considered JHIMS’ compliance policies and procedures and noted its responsiveness to regulatory changes and mutual fund industry developments;

(c) considered JHIMS’ administrative capabilities, including its ability to supervise the other service providers for the New Portfolios;

(d) considered the financial condition of the Adviser and whether it had the financial wherewithal to provide a high level and quality of services to the New Portfolios; and

(e) recognized the Adviser’s reputation and experience in serving as an investment adviser to the Trust, and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that JHIMS may reasonably be expected to provide a high quality of services under the Advisory Agreement with respect to the New Portfolios.

(2)–considered (a) the performance of other comparable funds or accounts, if any, managed by the Adviser and Subadvisers and the performance of their respective benchmarks and/or peer groups; and (b) the performance of other Trust and John Hancock Variable Insurance Trust funds managed by the Adviser and Subadvisers;

(3)–(a) with respect to each Fund (except those listed below) and the New Portfolios, considered that the Adviser has agreed to waive its management fee for each of these Funds and the New Portfolios and each of the funds of John Hancock Variable Insurance Trust (the “Participating Portfolios”) or otherwise reimburse the expenses of the Participating Portfolios as follows (the “Reimbursement”) and that, at the request of the Board, the Reimbursement rate was increased effective May 31, 2011. The current Reimbursement rate is as follows: The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $75 billion but is less than $100 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that equals or exceeds $100 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Participating Portfolio, and that Reimbursement may be terminated or modified by the Adviser only upon notice to the Trust and approval of the Board of Trustees of the Trust. (The Funds that are not Participating Portfolios as of the date of this report are each of the funds of funds of the Trust and John Hancock Variable Insurance Trust.)

(b) reviewed the Trust’s and each New Portfolio’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) the New Portfolios contain breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for each New Portfolio and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the New Portfolios to benefit from economies of scale if the assets of the New Portfolios grow; and

(c) The Board also considered the effect of each New Portfolio’s growth in size on its performance and fees. The Board also noted that if a New Portfolio’s assets increase over time, the New Portfolio may realize other economies of scale if assets increase proportionally more than certain other fixed expenses.

(4)–(a) reviewed and considered information presented by JHIMS regarding the anticipated profitability of JHIMS’ relationship with the New Portfolios and whether JHIMS has the financial ability to provide a high level of services to the New Portfolios;

(b) considered that JHIMS also will provide administrative services to the New Portfolios on a cost basis pursuant to an administrative services agreement;

(c) John Hancock Signature Services, LLC and John Hancock Funds, LLC, affiliates of the Adviser, will provide transfer agency services and distribution services to the New Portfolios, respectively;

(d) that JHIMS also will derive reputational and other indirect benefits from providing advisory services to the New Portfolios;

(e) noted that the subadvisory fees for the New Portfolios are paid by JHIMS and are negotiated at arm’s length;

(f) took into account the Reimbursement in place, as well as certain voluntary fee waivers in place with respect to the New Portfolios; and

(g) considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the New Portfolios and the entrepreneurial risk that it assumes as Adviser.

Based upon its review, the Board concluded that the Adviser and its affiliates’ anticipated level of profitability, if any, from their relationship with the New Portfolios was reasonable and not excessive.

(5)–reviewed comparative information including, among other data, each New Portfolio’s contractual and actual advisory and subadvisory fees and anticipated total expenses as compared to similarly situated investment companies deemed to be comparable to the New Portfolios.

The Board determined that each of the New Portfolio’s advisory fees are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Adviser after payment of the subadvisory fee. The Board also noted that JHIMS will be voluntarily waiving fees and/or reimbursing expenses with respect to the New Portfolios. The Board also noted that the Adviser pays the subadvisory fees of the New Portfolios, and that such fees are negotiated at arm’s length with respect to the Subadvisers. The Board also noted management’s discussion of the New Portfolios’ anticipated expenses. The Board also took into account the level and quality of services expected to be provided by JHIMS with respect to the New Portfolios, as well as the other factors considered. The Board concluded that the advisory fees to be paid by the Trust with respect to each of the New Portfolios were reasonable.

Additional information relating to the New Portfolios that the Board considered in approving the Advisory Agreement is set forth in Appendix A.

Approval of Subadvisory Agreements

In making its determination with respect to the factors that it considers in considering approval of the Subadvisory Agreements, the Board reviewed:

(1) information relating to each Subadviser’s business;

(2) the investment performance of another comparable account or fund managed by each Subadviser; and

(3) the proposed subadvisory fees for each of the New Portfolios, including any breakpoints, and comparative fee information as set forth in Appendix A.

With respect to the services to be provided by each Subadviser, the Board received information provided to the Board by the Subadvisers, as well as considered information presented at prior meetings. The Board considered each Subadviser’s current level of staffing and the overall resources of each Subadviser, as well as their compensation programs. The Board reviewed the history and investment experience of each Subadviser, as well as information regarding the qualifications, background and responsibilities of the each Subadviser’s investment and compliance personnel who would provide services to the New Portfolios. The Board also considered, among other things, the each Subadviser’s compliance program and any disciplinary history. The Board also considered each Subadviser’s risk assessment and monitoring process. The Board noted the regulatory history of each Subadviser, including whether either Subadviser was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board also noted that the CCO and his staff conducted compliance reviews with the Subadvisers, which included evaluating the regulatory compliance systems of

413

John Hancock Funds II

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

each Subadviser and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Subadviser.

The Board considered each Subadviser’s investment process and philosophy. The Board took into account that the Subadvisers’ responsibilities include the development and maintenance of an investment program for the New Portfolios which is consistent with each of the New Portfolio’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also compared the subadvisory fees paid by the Adviser to fees charged by the Sub-Advisers to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, if applicable.

The Board also received information with respect to any Material Relationships with respect to each Subadviser, which include arrangements in which unaffiliated subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s adviser or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interests the Adviser might have in connection with the Subadvisory Agreements.

The Board’s decision to approve the Subadvisory Agreements was based on a number of determinations, including the following:

(1) Each Subadviser’s investment personnel has extensive experience and demonstrated skills as a manager and may reasonably be expected to provide a high quality of investment management services and personnel to the New Portfolios;

(2) The proposed subadvisory fees are (i) competitive and within the range of industry norms and (ii) will be paid by JHIMS out of the advisory fees it receives from the New Portfolios and are a product of arm’s length negotiation between the Adviser and the Subadvisers; and the Board concluded that the subadvisory fees are reasonable for each of the New Portfolios; and

(3) The New Portfolios’ subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the New Portfolios in order to permit shareholders to benefit from economies of scale if the assets of the New Portfolios grow.

Additional information relating to the New Portfolios that the Board considered for the New Portfolios is set forth in Appendix A.

* * *

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that approval of the Advisory Agreement and the Subadvisory Agreements with respect to the New Portfolios would be in the best interest of the New Portfolios and their shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and the Subadvisory Agreements.

414

John Hancock Funds II

Appendix A

PORTFOLIO
(SUBADVISER)	Comparable Fund Performance	Estimated Fees and Expenses

Redwood	Benchmark Index — No comparable fund	Subadvisory fees for this Fund are equal to the peer
(RCM)	performance	group median.

	Morningstar Category — No comparable fund	Net management fees for this Fund are modestly
	performance	lower than the peer group median.

Health Sciences	Benchmark Index — The John Hancock Variable	Subadvisory fees for this Fund are modestly higher
(T. Rowe Price)	Insurance Trust Health Sciences Trust outperformed	than the peer group median.
in the one-year, three-year, and five-year periods
	ended December 31, 2010.	Net management fees for this Fund are equal to the
peer group median.
Morningstar Category — The John Hancock Variable
Insurance Trust Health Sciences Trust outperformed
in the one-year, three-year, and five-year periods
ended December 31, 2010.

415

John Hancock Funds II

Evaluation of Subadvisory Agreement by the Board of Trustees

Large Cap Fund

At an in-person meeting on December 14-16, 2011, the Board of Trustees of John Hancock Funds II (the “Trust”), including all of the Trustees who are not considered to be “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “1940 Act”)(the “Independent Trustees”), approved the subadvisory agreement appointing Grantham, Mayo, Van Otterloo & Co., LLC (“GMO”) as the new subadviser to the Large Cap Fund (the “Fund”), replacing UBS Global Asset Management (Americas) Inc. (“UBS”).

The Board, including the Independent Trustees, is responsible for approving John Hancock Investment Management Services, LLC’s (the “Adviser”) selection of fund subadvisers and approving the funds’ subadvisory agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the subadvisory arrangements of the Trust, including consideration of the factors listed below. The Board also may consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board with respect to the Fund are:

1. the nature, extent and quality of the services to be provided by the subadviser to the Fund;

2. the investment performance of the Fund and its subadviser;

3. the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders;

4. the costs of the services to be provided and the profits to be realized by the subadviser from its relationship with the Fund; and

5. comparative services rendered and comparative subadvisory fee rates.

With respect to its evaluation of subadvisory agreements with entities that are not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust, generally, are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid to subadvisers by the Adviser and not by the funds and because the Board relies on the ability of the Adviser to negotiate such subadvisory fees at arm’s-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

In considering the new subadvisory agreement with GMO, the Board received in advance of the meeting a variety of materials relating to the Fund and GMO, including performance information for relevant benchmark indices and comparable funds. The Board also took into account discussions with management and information provided to the Board in its meetings throughout the year with respect to the services provided by the current sub-adviser to the Fund, as well as the services provided by GMO with respect to other funds in the Trust and in John Hancock Variable Insurance Trust (“JHVIT”), including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the current sub-adviser to the Fund.

Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional information from management. The Independent Trustees also discussed the proposed approval of the new subadvisory agreement in private sessions with their independent legal counsel at which no representatives of management were present.

In making its determination with respect to the new subadvisory agreement and with reference to the factors that it considers in considering approval of subadvisory agreements, the Board reviewed and considered:

1. information relating to the subadviser’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

2. the performance of the fund and the performance of other Trust funds (and other funds in the John Hancock family of funds) that are managed by the subadviser through September 30, 2011;

3. the subadvisory fee for the fund, including any breakpoints; and

4. information relating to the nature and scope of Material Relationships and their significance to the Adviser and the subadviser.

With respect to the services to be provided by GMO, the Board considered, among other information, GMO’s current level of staffing and its overall resources. The Board took into account GMO’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of GMO’s investment personnel who would provide services to the Fund. The Board also took into account its knowledge of GMO’s management and the quality of the performance of its duties through GMO’s provision of services to other funds in the Trust and JHVIT and information received during the past year, including among other things, GMO’s compliance program and any disciplinary history. The Board also considered GMO’s risk assessment and monitoring process. The Board also noted that the Trust’s Chief Compliance Officer and his staff conduct regular, periodic compliance reviews with GMO and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of GMO and procedures reasonably designed by it to assure compliance with the federal securities laws. The Board also took into account GMO’s financial condition.

The Board took into account GMO’s investment process and philosophy. The Board also took into account the sub-advisory fees proposed to be paid to the Adviser to fees charged by GMO to manage other sub-advised portfolios. Particular considerations of the Board at the December 14-16, 2011 meeting in approving the new subadvisory agreement with GMO for the Large Cap Fund included the following:

1. GMO has demonstrated skills as a manager, is currently the subadviser to multiple funds of the Trust and John Hancock Variable Insurance Trust and the Board is generally satisfied with GMO’s management of these funds, and may be expected to provide a high quality of investment management services and personnel to the Fund.

2. The U.S. Equity Fund, a Trust fund managed by GMO with similar investment policies to the Fund, has outperformed the Large Cap Fund, its benchmark index and peer group for the one-, three- and five-year periods ended September 30, 2011.

3. The subadvisory fees for the Fund are: (i) within industry norms; (ii) the same as under the prior subadvisory agreement with UBS; (iii) paid by the Adviser and not by the Fund and are the product of arm’s length negotiations between the Adviser and GMO, and approval of the new subadvisory agreement with GMO will not result in any change in the advisory fees for the Fund; and (iv) are reasonable.

416

John Hancock Funds II

Evaluation of Subadvisory Agreement by the Board of Trustees

4. Subadvisory fees are reflected as breakpoints in the advisory fees for the Fund.

5. While it is anticipated that the Fund will liquidate during the second quarter of 2012 due to shareholder redemptions, the appointment of GMO as subadviser of the fund will afford its shareholders the potential opportunity for more consistent performance prior to the Fund’s termination.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that approval of the new subadvisory agreement with GMO would be in the best interest of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the new subadvisory agreement with GMO.

417

John Hancock Funds II

Evaluation of Subadvisory Agreement by the Board of Trustees

Smaller Company Growth Fund

At an in-person meeting on September 21-23, 2011, the Board of Trustees of John Hancock Funds II (the “Trust”), including all of the Trustees who are not considered to be “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), approved the subadvisory agreement (the “Subadvisory Agreement”) between John Hancock Investment Management Services, LLC (the “Adviser”) and Perimeter Capital Management (“Perimeter” or the “Subadviser”) with respect to the Smaller Company Growth Fund (the “Fund”). Representatives of management informed the Board that Perimeter was expected to undergo a corporate restructuring that would result in a change of control of Perimeter, which would result in an assignment and termination of the current subadvisory agreement between the Adviser and Perimeter (the “Transaction”). In considering the Subadvisory Agreement, the Board took into account certain information and materials that the Board received and considered in connection with its recent approval of the current subadvisory agreement between the Adviser and Perimeter in May 2011. That approval, on which the Board voted at its in meeting held in-person on May 26-27, 2011, followed a lengthy process during which the Board considered a variety of factors, including, for example, the experience and qualifications of the Fund’s portfolio management team and the Fund’s performance. This section describes the evaluation by the Board of Trustees of the Subadvisory Agreement.

The Board, including the Independent Trustees, is responsible for selecting the Adviser, approving the Adviser’s selection of fund subadvisers for each of the portfolios of the Trust (the “Funds”) and approving the Trust’s advisory and subadvisory (and any sub-subadvisory) agreements, their periodic continuation and any amendments. Consistent with Securities and Exchange Commission rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board also may consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1. the nature, extent and quality of the services to be provided by the subadviser to the fund;

2. the investment performance of the fund and its subadviser;

3. the extent to which economies of scale would be realized as a fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders;

4. the costs of the services to be provided and the profits to be realized by the subadviser from its relationship with the fund; and

5. comparative services rendered and comparative subadvisory fee rates.

With respect to its evaluation of subadvisory agreements with entities that are not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust, generally, are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid to subadvisers by the Adviser and not by the funds and because the Board relies on the ability of the Adviser to negotiate such subadvisory fees at arm’s-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

In making its determination and with reference to the factors that it considers, the Board reviews:

1. information relating to the subadviser’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

2. the performance of the fund and the performance of other Trust funds (and other funds in the John Hancock family of funds) that are managed by the subadviser;

3. the subadvisory fee for the fund, including any breakpoints; and

4. information relating to the nature and scope of Material Relationships and their significance to the Adviser and the subadviser.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

1. The subadvisory fees for the Fund are paid by the Adviser, not the Fund, are reasonable, and are a product of arm’s length negotiation between the Adviser and Perimeter, and approval of the Subadvisory Agreement will not result in any change in the Fund’s advisory fee.

2. The Fund’s subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the Fund in order to permit shareholder to benefit from economies of scale if the assets of the Fund grow;

3. The Subadvisory Agreement is the same in all material respects to the existing subadvisory agreement, except for the effective dates of the agreements.

4. The personnel of Perimeter who currently manage the assets of the Fund are expected to continue to manage the Fund and the Board is generally satisfied with their skill and experience and with the performance of the Fund, and there are no changes anticipated in the level of services to be provided to the Fund.

* * *

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that approval of the Subadvisory Agreement would be in the best interest of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Subadvisory Agreement.

418

John Hancock Funds II

For More Information

The Statement of Additional Information, a separate document with supplemental information not contained in the Prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 1-800-344-1029 or on the Securities and Exchange Commission (SEC) Web site at www.sec.gov.

PROXY VOTING POLICY A description of the Trust’s proxy voting policies and procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-344-1029 or on the SEC Web site at www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available electronically on the SEC Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St., N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

419

Management of the Trust

Trustees

James M. Oates, Chairman
Charles L. Bardelis*
Peter S. Burgess*
Hassell H. McClellan
Theron S. Hoffman
Steven M. Roberts*
Grace K. Fey
James R. Boyle†

* Member of the Audit Committee
† Non-Independent Trustee

Officers

Investment Adviser

John Hancock Investment Management Services, LLC
Boston, Massachusetts

John Hancock

601 Congress Street
Boston, MA 02210-2805

JHF2SA 2/12
4/12

ITEM 2. CODE OF ETHICS.

(a)Not Applicable
(b)Not Applicable
(c)Not Applicable
(d)Not Applicable
(e)Not Applicable
(f)Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Not Applicable
(b) Not Applicable
(c) Not Applicable
(d) Not Applicable
(e) Not Applicable
(f) Not Applicable.
(g) Not Applicable
(h) Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Included with Item 1.
(b) Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not Applicable.

ITEM 12. EXHIBITS.

(a)(1) Not applicable

(a)(2)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(2)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Hugh McHaffie
_______________________________
Hugh McHaffie
President
Date: April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Hugh McHaffie
________________________________
Hugh McHaffie
President
Date: April 23, 2012

/s/ Charles A. Rizzo
_________________________________
Charles A. Rizzo
Chief Financial Officer
Date: April 23, 2012